UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2014. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	37,893	$785,668
EQ/BlackRock Basic Value Equity Portfolio‡	41,313	876,671
EQ/Boston Advisors Equity Income Portfolio‡	117,598	828,372
EQ/Core Bond Index Portfolio‡	2,341	23,533
EQ/Emerging Markets Equity PLUS Portfolio‡	21,391	204,100
EQ/GAMCO Mergers and Acquisitions Portfolio‡	31,169	408,530
EQ/GAMCO Small Company Value Portfolio‡	12,501	662,811
EQ/Global Bond PLUS Portfolio‡	227,942	2,153,678
EQ/High Yield Bond Portfolio‡	63,780	663,936
EQ/Intermediate Government Bond Portfolio‡	30,649	316,153
EQ/International Equity Index Portfolio‡	37,368	360,667
EQ/Invesco Comstock Portfolio‡	43,941	657,624
EQ/MFS International Growth Portfolio‡	118,433	845,540
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	2,022	39,887
EQ/Natural Resources PLUS Portfolio‡	37,057	386,918
EQ/PIMCO Global Real Return Portfolio‡	89,381	891,995
EQ/PIMCO Ultra Short Bond Portfolio‡	57,098	566,811
EQ/Real Estate PLUS Portfolio‡	39,399	410,369
EQ/T. Rowe Price Growth Stock Portfolio*‡	19,974	701,172
iShares® China Large-Cap ETF	975	37,323
iShares® Gold Trust*	7,720	90,324
iShares® International Developed Property ETF	2,720	99,525
iShares® JP Morgan USD Emerging Markets Bond ETF	3,520	397,232
iShares® MSCI EAFE Small-Cap ETF	3,390	164,415
iShares® MSCI Global Gold Miners ETF	2,750	25,053
iShares® Silver Trust*	1,010	16,514
iShares® U.S. Oil & Gas Exploration & Production ETF	700	60,858
Multimanager Core Bond Portfolio‡	36,725	362,516
PowerShares DB Gold Fund*	9,170	368,176
PowerShares DB Silver Fund*	2,000	55,440
SPDR® S&P Emerging Asia Pacific ETF	420	35,192
SPDR® S&P Emerging Markets SmallCap ETF	1,045	50,139

Total Investments (98.9%) (Cost $13,422,034)		13,547,142
Other Assets Less Liabilities (1.1%)		146,749

Net Assets (100%)		$13,693,891

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$189,242	$82,665	$256,593	$—	$—	$19,222
EQ/AllianceBernstein Small Cap Growth Portfolio	327,522	526,758	42,880	785,668	—	6,677
EQ/BlackRock Basic Value Equity Portfolio	402,496	522,634	91,101	876,671	—	867
EQ/Boston Advisors Equity Income Portfolio	361,094	482,026	37,574	828,372	—	7,953
EQ/Core Bond Index Portfolio	18,963	4,283	126	23,533	—	—	#
EQ/Emerging Markets Equity PLUS Portfolio	94,124	118,520	9,392	204,100	—	4
EQ/GAMCO Mergers and Acquisitions Portfolio	162,491	275,521	21,556	408,530	—	1,467
EQ/GAMCO Small Company Value Portfolio	288,674	445,673	36,647	662,811	—	3,709
EQ/Global Bond PLUS Portfolio	739,526	1,537,394	115,750	2,153,678	—	10,802
EQ/High Yield Bond Portfolio	283,522	404,114	32,572	663,936	—	(1)
EQ/Intermediate Government Bond Portfolio	189,386	188,489	64,315	316,153	—	94
EQ/International Equity Index Portfolio	—	423,192	53,725	360,667	—	666
EQ/Invesco Comstock Portfolio	26,571	638,424	35,053	657,624	8	15
EQ/MFS International Growth Portfolio	355,705	565,101	46,032	845,540	42	4,585
EQ/Morgan Stanley Mid Cap Growth Portfolio	20,450	22,284	1,615	39,887	—	749
EQ/Natural Resources PLUS Portfolio	215,587	262,449	88,331	386,918	—	3,179
EQ/PIMCO Global Real Return Portfolio	334,341	570,738	43,034	891,995	305	1
EQ/PIMCO Ultra Short Bond Portfolio	210,810	388,360	33,088	566,811	188	1
EQ/Real Estate PLUS Portfolio	174,886	264,055	42,544	410,369	—	13
EQ/T. Rowe Price Growth Stock Portfolio	481,908	488,916	287,561	701,172	—	6,033
Multimanager Core Bond Portfolio	232,013	140,803	8,799	362,516	5,288	3,731

	$5,109,311	$8,352,399	$1,348,288	$12,146,951	$5,831	$69,767

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,400,191	$—	$—	$1,400,191
Investment Companies	—	12,146,951	—	12,146,951

Total Assets	$1,400,191	$12,146,951	$—	$13,547,142

Total Liabilities	$—	$—	$—	$—

Total	$1,400,191	$12,146,951	$—	$13,547,142

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,209,686
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,378,407

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,396
Aggregate gross unrealized depreciation	(150,361)

Net unrealized appreciation	$121,035

Federal income tax cost of investments	$13,426,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	849,981	$17,623,399
EQ/BlackRock Basic Value Equity Portfolio‡	1,027,535	21,804,652
EQ/Boston Advisors Equity Income Portfolio‡	2,889,332	20,352,727
EQ/Core Bond Index Portfolio‡	85,128	855,914
EQ/Emerging Markets Equity PLUS Portfolio‡	919,349	8,771,744
EQ/GAMCO Mergers and Acquisitions Portfolio‡	885,363	11,604,532
EQ/GAMCO Small Company Value Portfolio‡	342,741	18,171,891
EQ/Global Bond PLUS Portfolio‡	2,811,364	26,562,821
EQ/High Yield Bond Portfolio‡	859,172	8,943,763
EQ/Intermediate Government Bond Portfolio‡	347,295	3,582,476
EQ/International Equity Index Portfolio‡	1,209,931	11,677,890
EQ/Invesco Comstock Portfolio‡	1,069,083	16,000,020
EQ/MFS International Growth Portfolio‡	3,091,716	22,072,911
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	84,716	1,670,935
EQ/Natural Resources PLUS Portfolio‡	823,410	8,597,392
EQ/PIMCO Global Real Return Portfolio‡	1,182,739	11,803,342
EQ/PIMCO Ultra Short Bond Portfolio‡	830,635	8,245,754
EQ/Real Estate PLUS Portfolio‡	1,154,692	12,026,827
EQ/T. Rowe Price Growth Stock Portfolio*‡	590,576	20,731,473
iShares® China Large-Cap ETF	21,700	830,676
iShares® Gold Trust*	1,069,600	12,514,320
iShares® International Developed Property ETF	71,000	2,597,904
iShares® JP Morgan USD Emerging Markets Bond ETF	48,560	5,479,996
iShares® MSCI EAFE Small-Cap ETF	88,800	4,306,800
iShares® MSCI Global Gold Miners ETF	19,500	177,645
iShares® Silver Trust*	95,350	1,558,973
iShares® U.S. Oil & Gas Exploration & Production ETF	49,820	4,331,351
Multimanager Core Bond Portfolio‡	584,062	5,765,295
PowerShares DB Silver Fund*	8,600	238,393
SPDR® S&P Emerging Asia Pacific ETF	4,100	343,539
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,530,562

Total Investments (99.6%) (Cost $250,928,760)		290,775,917
Other Assets Less Liabilities (0.4%)		1,084,955

Net Assets (100%)		$291,860,872

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$12,199,785	$71,191	$16,963,867	$—	$—	$(4,573,560)
EQ/AllianceBernstein Small Cap Growth Portfolio	18,835,517	475,597	998,866	17,623,399	—	173,933
EQ/BlackRock Basic Value Equity Portfolio	26,657,872	322,502	6,183,302	21,804,652	—	870,983
EQ/Boston Advisors Equity Income Portfolio	20,069,896	508,350	997,870	20,352,727	—	207,518
EQ/Core Bond Index Portfolio	846,071	994	7,096	855,914	—	1
EQ/Emerging Markets Equity PLUS Portfolio	7,844,689	1,222,596	394,316	8,771,744	—	(2,230)
EQ/GAMCO Mergers and Acquisitions Portfolio	12,109,055	219,352	563,744	11,604,532	—	47,557
EQ/GAMCO Small Company Value Portfolio	19,709,372	409,498	928,376	18,171,891	—	124,338
EQ/Global Bond PLUS Portfolio	24,478,392	3,299,376	1,420,098	26,562,821	—	141,131
EQ/High Yield Bond Portfolio	8,985,160	143,856	453,632	8,943,763	—	9,715
EQ/Intermediate Government Bond Portfolio	5,681,378	64,941	2,216,205	3,582,476	—	5,857
EQ/International Equity Index Portfolio	—	12,217,667	315,080	11,677,890	—	2,965
EQ/Invesco Comstock Portfolio	2,125,631	13,744,308	690,726	16,000,020	214	5,044
EQ/MFS International Growth Portfolio	23,533,229	515,384	1,171,781	22,072,911	1,156	191,767
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,737,060	44,372	43,472	1,670,935	—	33,529
EQ/Natural Resources PLUS Portfolio	11,203,964	146,340	2,782,603	8,597,392	—	348,485
EQ/PIMCO Global Real Return Portfolio	11,993,429	198,358	1,119,557	11,803,342	4,248	1,247
EQ/PIMCO Ultra Short Bond Portfolio	8,168,521	500,362	448,829	8,245,754	2,914	(115)
EQ/Real Estate PLUS Portfolio	12,835,918	184,721	1,982,010	12,026,827	—	112,033
EQ/T. Rowe Price Growth Stock Portfolio	23,691,854	3,327,470	5,584,639	20,731,473	—	1,505,126
Multimanager Core Bond Portfolio	7,693,794	212,370	2,179,192	5,765,295	105,859	47,662

	$260,400,587	$37,829,605	$47,445,261	$256,865,758	$114,391	$(747,014)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$33,910,159	$—	$—	$33,910,159
Investment Companies	—	256,865,758	—	256,865,758

Total Assets	$33,910,159	$256,865,758	$—	$290,775,917

Total Liabilities	$—	$—	$—	$—

Total	$33,910,159	$256,865,758	$—	$290,775,917

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,441,907
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,121,844

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,694,040
Aggregate gross unrealized depreciation	(1,906,145)

Net unrealized appreciation	$39,787,895

Federal income tax cost of investments	$250,988,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	58,156	$1,205,797
EQ/BlackRock Basic Value Equity Portfolio‡	56,787	1,205,035
EQ/Boston Advisors Equity Income Portfolio‡	158,728	1,118,092
EQ/Emerging Markets Equity PLUS Portfolio‡	46,763	446,176
EQ/GAMCO Mergers and Acquisitions Portfolio‡	50,019	655,608
EQ/GAMCO Small Company Value Portfolio‡	16,465	872,974
EQ/Global Bond PLUS Portfolio‡	39,576	373,933
EQ/High Yield Bond Portfolio‡	18,678	194,437
EQ/Intermediate Government Bond Portfolio‡	14,355	148,072
EQ/International Equity Index Portfolio‡	55,923	539,754
EQ/Invesco Comstock Portfolio‡	63,348	948,079
EQ/MFS International Growth Portfolio‡	171,166	1,222,021
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	6,016	118,665
EQ/Natural Resources PLUS Portfolio‡	57,928	604,841
EQ/PIMCO Global Real Return Portfolio‡	25,251	251,993
EQ/PIMCO Ultra Short Bond Portfolio‡	6,992	69,414
EQ/Real Estate PLUS Portfolio‡	67,246	700,407
EQ/T. Rowe Price Growth Stock Portfolio*‡	36,724	1,289,145
iShares® China Large-Cap ETF	935	35,792
iShares® Gold Trust*	8,240	96,408
iShares® International Developed Property ETF	4,940	180,756
iShares® JP Morgan USD Emerging Markets Bond ETF	1,120	126,392
iShares® MSCI EAFE Small-Cap ETF	5,510	267,235
iShares® MSCI Global Gold Miners ETF	6,290	57,302
iShares® Silver Trust*	920	15,042
iShares® U.S. Oil & Gas Exploration & Production ETF	2,130	185,182
Multimanager Core Bond Portfolio‡	7,449	73,534
PowerShares DB Gold Fund*	18,540	744,381
PowerShares DB Silver Fund*	2,990	82,883
SPDR® S&P Emerging Asia Pacific ETF	640	53,626
SPDR® S&P Emerging Markets SmallCap ETF	1,665	79,887

Total Investments (99.0%) (Cost $13,803,936)		13,962,863
Other Assets Less Liabilities (1.0%)		136,563

Net Assets (100%)		$14,099,426

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$273,008	$231,594	$484,351	$—	$—	$27,408
EQ/AllianceBernstein Small Cap Growth Portfolio	491,250	954,498	199,817	1,205,797	—	9,807
EQ/BlackRock Basic Value Equity Portfolio	480,017	897,816	228,404	1,205,035	—	3,226
EQ/Boston Advisors Equity Income Portfolio	445,629	806,024	164,072	1,118,092	—	11,338
EQ/Emerging Markets Equity PLUS Portfolio	150,574	368,335	74,869	446,176	—	(103)
EQ/GAMCO Mergers and Acquisitions Portfolio	268,244	504,029	104,897	655,608	—	2,277
EQ/GAMCO Small Company Value Portfolio	333,948	747,673	162,741	872,974	—	6,469
EQ/Global Bond PLUS Portfolio	86,281	349,446	59,728	373,933	—	1,813
EQ/High Yield Bond Portfolio	76,543	145,219	29,951	194,437	—	18
EQ/Intermediate Government Bond Portfolio	33,519	138,969	24,888	148,072	—	(8)
EQ/International Equity Index Portfolio	—	651,153	98,588	539,754	—	1,788
EQ/Invesco Comstock Portfolio	53,141	1,011,339	157,060	948,079	12	1,668
EQ/MFS International Growth Portfolio	467,789	1,013,491	219,050	1,222,021	60	6,799
EQ/Morgan Stanley Mid Cap Growth Portfolio	69,411	63,563	10,096	118,665	—	2,231
EQ/Natural Resources PLUS Portfolio	310,101	488,553	190,621	604,841	—	4,115
EQ/PIMCO Global Real Return Portfolio	98,142	184,949	39,893	251,993	85	(4)
EQ/PIMCO Ultra Short Bond Portfolio	76,328	52,810	60,027	69,414	23	(3)
EQ/Real Estate PLUS Portfolio	262,820	554,592	139,574	700,407	—	95
EQ/T. Rowe Price Growth Stock Portfolio	688,518	1,106,129	540,270	1,289,145	—	4,548
Multimanager Core Bond Portfolio	21,604	67,545	14,942	73,534	792	705

	$4,686,867	$10,337,727	$3,003,839	$12,037,977	$972	$84,187

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,924,886	$—	$—	$1,924,886
Investment Companies	—	12,037,977	—	12,037,977

Total Assets	$1,924,886	$12,037,977	$—	$13,962,863

Total Liabilities	$—	$—	$—	$—

Total	$1,924,886	$12,037,977	$—	$13,962,863

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long term investments other than U.S. government debt securities	$11,768,150
Net Proceeds of Sales and Redemptions:
Long term investments other than U.S. government debt securities	$3,205,214

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,403
Aggregate gross unrealized depreciation	(189,299)

Net unrealized appreciation	$158,104

Federal income tax cost of investments	$13,804,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	13,840	286,967
EQ/BlackRock Basic Value Equity Portfolio‡	11,464	243,264
EQ/Boston Advisors Equity Income Portfolio‡	32,613	229,728
EQ/Emerging Markets Equity PLUS Portfolio‡	10,349	98,739
EQ/GAMCO Mergers and Acquisitions Portfolio‡	17,268	226,332
EQ/GAMCO Small Company Value Portfolio‡	3,967	210,306
EQ/Global Bond PLUS Portfolio‡	8,006	75,643
EQ/High Yield Bond Portfolio‡	3,346	34,829
EQ/Intermediate Government Bond Portfolio‡	2,146	22,135
EQ/International Equity Index Portfolio‡	17,357	167,525
EQ/Invesco Comstock Portfolio‡	12,056	180,425
EQ/MFS International Growth Portfolio‡	29,730	212,255
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,768	34,865
EQ/Natural Resources PLUS Portfolio‡	46,587	486,427
EQ/PIMCO Global Real Return Portfolio‡	3,460	34,533
EQ/PIMCO Ultra Short Bond Portfolio‡	846	8,401
EQ/Real Estate PLUS Portfolio‡	66,191	689,423
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,603	231,783
iShares® China Large-Cap ETF	270	10,336
iShares® International Developed Property ETF	4,240	155,142
iShares® JP Morgan USD Emerging Markets Bond ETF	220	24,827
iShares® MSCI EAFE Small-Cap ETF	1,180	57,230
iShares® U.S. Oil & Gas Exploration & Production ETF	1,430	124,324
PowerShares DB Gold Fund*	7,210	289,481
PowerShares DB Silver Fund*	2,230	61,816
SPDR® S&P Emerging Asia Pacific ETF	170	14,244
SPDR® S&P Emerging Markets SmallCap ETF	400	19,192

Total Investments (98.7%) (Cost $4,289,674)		4,230,172
Other Assets Less Liabilities (1.3%)		54,873

Net Assets (100%)		$4,285,045

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$160,525	$5,532	$166,107	$—	$—	$1,711
EQ/AllianceBernstein Small Cap Growth Portfolio	272,816	30,189	5,758	286,967	—	2,602
EQ/BlackRock Basic Value Equity Portfolio	225,881	16,913	15,025	243,264	—	(3)
EQ/Boston Advisors Equity Income Portfolio	218,048	18,143	14,820	229,728	—	2,178
EQ/Emerging Markets Equity PLUS Portfolio	77,388	22,083	1,790	98,739	—	7
EQ/GAMCO Mergers and Acquisitions Portfolio	201,365	33,073	4,489	226,332	—	867
EQ/GAMCO Small Company Value Portfolio	209,810	16,467	4,518	210,306	—	1,233
EQ/Global Bond PLUS Portfolio	70,665	5,880	1,618	75,643	—	403
EQ/High Yield Bond Portfolio	32,102	2,433	718	34,829	—	1
EQ/Intermediate Government Bond Portfolio	15,785	6,704	530	22,135	—	—	#
EQ/International Equity Index Portfolio	—	173,605	2,745	167,525	—	—	#
EQ/Invesco Comstock Portfolio	160,492	11,561	3,390	180,425	2	24
EQ/MFS International Growth Portfolio	206,910	17,055	4,684	212,255	11	1,215
EQ/Morgan Stanley Mid Cap Growth Portfolio	34,140	2,628	548	34,865	—	682
EQ/Natural Resources PLUS Portfolio	481,653	36,500	37,381	486,427	—	2,401
EQ/PIMCO Global Real Return Portfolio	30,850	2,446	717	34,533	13	2
EQ/PIMCO Ultra Short Bond Portfolio	7,943	611	180	8,401	3	—	#
EQ/Real Estate PLUS Portfolio	599,887	88,667	52,116	689,423	—	1,259
EQ/T. Rowe Price Growth Stock Portfolio	210,082	37,208	23,821	231,783	—	671

	$3,216,342	$527,698	$340,955	$3,473,580	$29	$15,253

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$756,592	$—	$—	$756,592
Investment Companies	—	3,473,580	—	3,473,580

Total Assets	$756,592	$3,473,580	$—	$4,230,172

Total Liabilities	$—	$—	$—	$—

Total	$756,592	$3,473,580	$—	$4,230,172

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$558,233
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$346,845

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,704
Aggregate gross unrealized depreciation	(133,770)

Net unrealized depreciation	$(60,066)

Federal income tax cost of investments	$4,290,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,499	$134,747
EQ/BlackRock Basic Value Equity Portfolio‡	5,313	112,739
EQ/Boston Advisors Equity Income Portfolio‡	14,431	101,652
EQ/Emerging Markets Equity PLUS Portfolio‡	3,696	35,265
EQ/GAMCO Mergers and Acquisitions Portfolio‡	35,446	464,594
EQ/GAMCO Small Company Value Portfolio‡	2,094	111,043
EQ/Global Bond PLUS Portfolio‡	9,503	89,787
EQ/High Yield Bond Portfolio‡	3,401	35,400
EQ/Intermediate Government Bond Portfolio‡	3,212	33,131
EQ/International Equity Index Portfolio‡	7,059	68,128
EQ/Invesco Comstock Portfolio‡	5,782	86,534
EQ/MFS International Growth Portfolio‡	15,132	108,030
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	905	17,854
EQ/Natural Resources PLUS Portfolio‡	89,705	936,632
EQ/PIMCO Global Real Return Portfolio‡	3,521	35,135
EQ/PIMCO Ultra Short Bond Portfolio‡	1,366	13,561
EQ/Real Estate PLUS Portfolio‡	95,126	990,798
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,450	121,103
iShares® China Large-Cap ETF	160	6,125
iShares® International Developed Property ETF	6,630	242,593
iShares® JP Morgan USD Emerging Markets Bond ETF	170	19,184
iShares® MSCI EAFE Small-Cap ETF	390	18,915
iShares® U.S. Oil & Gas Exploration & Production ETF	2,160	187,790
PowerShares DB Gold Fund*	8,530	342,479
PowerShares DB Silver Fund*	2,930	81,220
SPDR® S&P Emerging Asia Pacific ETF	120	10,055
SPDR® S&P Emerging Markets SmallCap ETF	200	9,596

Total Investments (98.9%) (Cost $4,505,962)		4,414,090
Other Assets Less Liabilities (1.1%)		50,184

Net Assets (100%)		$4,464,274

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio(a)	$61,960	$2,410	$64,391	$—	$—	$665
EQ/AllianceBernstein Small Cap Growth Portfolio	111,690	30,538	3,178	134,747	—	1,204
EQ/BlackRock Basic Value Equity Portfolio	104,954	14,234	12,978	112,739	—	(32)
EQ/Boston Advisors Equity Income Portfolio	97,116	14,157	12,865	101,652	—	872
EQ/Emerging Markets Equity PLUS Portfolio	22,403	13,285	680	35,265	—	—	#
EQ/GAMCO Mergers and Acquisitions Portfolio	404,181	79,691	11,794	464,594	—	1,744
EQ/GAMCO Small Company Value Portfolio	105,284	14,891	2,959	111,043	—	644
EQ/Global Bond PLUS Portfolio	68,191	23,329	2,038	89,787	—	476
EQ/High Yield Bond Portfolio	30,979	4,379	906	35,400	—	—	#
EQ/Intermediate Government Bond Portfolio	15,233	18,190	453	33,131	—	—	#
EQ/International Equity Index Portfolio	—	70,920	1,331	68,128	—	(3)
EQ/Invesco Comstock Portfolio	73,363	9,855	2,039	86,534	1	—	#
EQ/MFS International Growth Portfolio	99,830	14,857	2,948	108,030	6	615
EQ/Morgan Stanley Mid Cap Growth Portfolio	16,473	2,536	453	17,854	—	346
EQ/Natural Resources PLUS Portfolio	883,098	124,819	79,081	936,632	—	3,741
EQ/PIMCO Global Real Return Portfolio	29,769	4,392	906	35,135	12	—	#
EQ/PIMCO Ultra Short Bond Portfolio	7,665	6,100	227	13,561	5	—	#
EQ/Real Estate PLUS Portfolio	824,864	154,818	57,300	990,798	—	530
EQ/T. Rowe Price Growth Stock Portfolio	105,423	24,234	12,633	121,103	—	312

	$3,062,476	$627,635	$269,160	$3,496,133	$24	$11,114

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/International Core PLUS Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$917,957	$—	$—	$917,957
Investment Companies	—	3,496,133	—	3,496,133

Total Assets	$917,957	$3,496,133	$—	$4,414,090

Total Liabilities	$—	$—	$—	$—

Total	$917,957	$3,496,133	$—	$4,414,090

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$725,287
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$274,202

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,398
Aggregate gross unrealized depreciation	(131,956)

Net unrealized depreciation	$(92,558)

Federal income tax cost of investments	$4,506,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,346	$113,530
AXA 400 Managed Volatility Portfolio‡	1,396	28,458
AXA 500 Managed Volatility Portfolio‡	20,599	391,612
AXA International Managed Volatility Portfolio*‡	7,168	94,501
EQ/Intermediate Government Bond Portfolio‡	535,852	5,527,505

Total Investments (100.2%) (Cost $6,098,081)		6,155,606
Other Assets Less Liabilities (-0.2%)		(13,373)

Net Assets (100%)		$6,142,233

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$107,833	$24,862	$11,812	$113,530	$—	$2,049
AXA 400 Managed Volatility Portfolio(b)	27,192	6,841	5,779	28,458	—	490
AXA 500 Managed Volatility Portfolio(c)	350,175	86,030	67,292	391,612	—	5,589
AXA International Managed Volatility Portfolio(d)	93,613	20,223	17,232	94,501	—	776
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	—	—	15,040	—	—	(4)
EQ/AllianceBernstein Short- Term Bond Portfolio(aa)	15,028	—	—	—	—	(71)
EQ/Core Bond Index Portfolio	19,870	5,000	25,286	—	—	(21)
EQ/Intermediate Government Bond Portfolio	4,751,684	1,254,172	531,402	5,527,505	—	33

	$5,365,395	$1,397,128	$673,843	$6,155,606	$—	$8,841

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (“ABSTB”) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ABSDGB”) in the amount of $15,040, representing 1,612 shares of ABSTB and 1,513 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(71) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,155,606	$—	$6,155,606

Total Assets	$—	$6,155,606	$—	$6,155,606

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,155,606	$—	$6,155,606

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,397,128
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$675,285

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,952
Aggregate gross unrealized depreciation	(24,829)

Net unrealized appreciation	$56,123

Federal income tax cost of investments	$6,099,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,458,548	$26,094,098
AXA 400 Managed Volatility Portfolio‡	227,423	4,637,714
AXA 500 Managed Volatility Portfolio‡	4,637,238	88,160,538
AXA International Managed Volatility Portfolio*‡	1,614,439	21,284,030
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	9,173,375	91,090,951
EQ/Core Bond Index Portfolio‡	22,082,411	222,025,782
EQ/Intermediate Government Bond Portfolio‡	23,849,171	246,012,952

Total Investments (100.0%)
(Cost $666,201,714)		699,306,065
Other Assets Less Liabilities (0.0%)		231,725

Net Assets (100%)		$699,537,790

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$26,037,070	$3,881,835	$2,082,067	$26,094,098	$—	$480,319
AXA 400 Managed Volatility Portfolio(b)	4,818,946	734,977	870,588	4,637,714	—	160,500
AXA 500 Managed Volatility Portfolio(c)	82,136,369	12,397,373	11,623,420	88,160,538	—	1,317,458
AXA International Managed Volatility Portfolio(d)	20,781,731	2,880,948	1,891,909	21,284,030	—	173,479
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	4,463,979	14,310,535	10,041,648	91,090,951	—	(1,127)
EQ/AllianceBernstein Short- Term Bond Portfolio(aa)	82,375,685	—	—	—	—	(3,153,264)
EQ/Core Bond Index Portfolio	190,454,748	39,287,693	11,387,990	222,025,782	—	(146)
EQ/Intermediate Government Bond Portfolio	223,133,971	33,828,097	13,440,904	246,012,952	—	485

	$634,202,499	$107,321,458	$51,338,526	$699,306,065	$—	$(1,022,296)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (“ABSTB”) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ABSDGB”) in the amount of $82,444,113, representing 8,838,759 shares of ABSTB and 8,295,054 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(3,153,264) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$699,306,065	$—	$699,306,065

Total Assets	$—	$699,306,065	$—	$699,306,065

Total Liabilities	$—	$—	$—	$—

Total	$—	$699,306,065	$—	$699,306,065

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,321,458
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,812,193

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,125,450
Aggregate gross unrealized depreciation	(107,866)

Net unrealized appreciation	$33,017,584

Federal income tax cost of investments	$666,288,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	5,401,835	$96,641,324
AXA 400 Managed Volatility Portfolio‡	490,391	10,000,270
AXA 500 Managed Volatility Portfolio‡	16,412,187	312,019,193
AXA International Managed Volatility Portfolio*‡	5,565,698	73,375,627
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	11,779,471	116,969,290
EQ/Core Bond Index Portfolio‡	29,102,322	292,606,893
EQ/Intermediate Government Bond Portfolio‡	31,215,193	321,996,175

Total Investments (100.0%) (Cost $1,121,473,313)		1,223,608,772
Other Assets Less Liabilities (0.0%)		(202,492)

Net Assets (100%)		$1,223,406,280

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$91,016,183	$15,299,900	$3,143,260	$96,641,324	$—	$1,732,345
AXA 400 Managed Volatility Portfolio(b)	9,563,114	1,476,477	1,050,419	10,000,270	—	210,020
AXA 500 Managed Volatility Portfolio(c)	276,789,169	43,536,595	26,598,096	312,019,193	—	3,748,542
AXA International Managed Volatility Portfolio(d)	68,632,389	9,542,031	3,040,810	73,375,627	—	500,983
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	11,595,006	19,010,923	11,548,624	116,969,290	—	(2,089)
EQ/AllianceBernstein Short-Term Bond Portfolio(aa)	102,941,424	—	5,005,967	—	—	(3,531,367)
EQ/Core Bond Index Portfolio	240,318,275	51,012,415	3,432,561	292,606,893	—	(8)
EQ/Intermediate Government Bond Portfolio	277,140,818	45,765,093	4,036,122	321,996,175	—	(43)

	$1,077,996,378	$185,643,434	$57,855,859	$1,223,608,772	$—	$2,658,383

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (“ABSTB”) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ABSDGB”) in the amount of $98,026,243, representing 10,509,305 shares of ABSTB and 9,862,838 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(3,525,400) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,223,608,772	$—	$1,223,608,772

Total Assets	$—	$1,223,608,772	$—	$1,223,608,772

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,223,608,772	$—	$1,223,608,772

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$185,643,434
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$58,203,144

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,148,019
Aggregate gross unrealized depreciation	(131,382)

Net unrealized appreciation	$102,016,637

Federal income tax cost of investments	$1,121,592,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	14,918,290	$266,895,088
AXA 400 Managed Volatility Portfolio‡	1,405,559	28,662,771
AXA 500 Managed Volatility Portfolio‡	45,133,118	858,045,230
AXA International Managed Volatility Portfolio*‡	15,418,642	203,272,344
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	21,239,781	210,909,487
EQ/Core Bond Index Portfolio‡	52,999,507	532,879,166
EQ/Intermediate Government Bond Portfolio‡	57,787,890	596,103,295

Total Investments (100.0%) (Cost $2,440,204,354)		2,696,767,381
Other Assets Less Liabilities (0.0%)		325,029

Net Assets (100%)		$2,697,092,410

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$238,022,539	$53,901,830	$7,007,202	$266,895,088	$—	$4,769,180
AXA 400 Managed Volatility Portfolio(b)	25,802,713	4,698,095	2,076,756	28,662,771	—	374,487
AXA 500 Managed Volatility Portfolio(c)	736,502,987	131,159,343	59,338,872	858,045,230	—	10,049,793
AXA International Managed Volatility Portfolio(d)	183,946,119	32,441,337	8,183,137	203,272,344	—	1,378,345
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	25,262,676	40,818,117	22,944,669	210,909,487	—	(5,148)
EQ/AllianceBernstein Short- Term Bond Portfolio(aa)	178,835,334	—	11,019,130	—	—	(5,802,992)
EQ/Core Bond Index Portfolio	423,697,891	102,875,258	2,072,478	532,879,166	—	(5)
EQ/Intermediate Government Bond Portfolio	487,529,802	105,503,305	2,459,318	596,103,295	—	17

	$2,299,600,061	$471,397,285	$115,101,562	$2,696,767,381	$—	$10,763,677

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (“ABSTB”) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ABSDGB”) in the amount of $167,982,365, representing 18,009,238 shares of ABSTB and 16,901,422 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(5,783,862) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,696,767,381	$—	$2,696,767,381

Total Assets	$—	$2,696,767,381	$—	$2,696,767,381

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,696,767,381	$—	$2,696,767,381

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$471,397,285
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$115,603,189

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,579,679
Aggregate gross unrealized depreciation	(235,602)

Net unrealized appreciation	$256,344,077

Federal income tax cost of investments	$2,440,423,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	37,131,990	$664,308,437
AXA 400 Managed Volatility Portfolio‡	3,587,973	73,167,520
AXA 500 Managed Volatility Portfolio‡	115,129,491	2,188,776,542
AXA International Managed Volatility Portfolio*‡	39,174,755	516,462,106
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	36,062,172	358,094,752
EQ/Core Bond Index Portfolio‡	90,326,903	908,184,384
EQ/Intermediate Government Bond Portfolio‡	96,551,334	995,962,442

Total Investments (100.1%) (Cost $5,019,696,362)		5,704,956,183
Other Assets Less Liabilities (-0.1%)		(4,727,378)

Net Assets (100%)		$5,700,228,805

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$615,188,996	$107,073,601	$12,919,446	$664,308,437	$—	$11,864,179
AXA 400 Managed Volatility Portfolio(b)	67,698,617	9,782,894	5,019,014	73,167,520	—	918,351
AXA 500 Managed Volatility Portfolio(c)	1,899,016,600	275,726,161	113,820,634	2,188,776,542	—	25,593,053
AXA International Managed Volatility Portfolio(d)	477,637,880	65,390,913	14,063,890	516,462,106	—	3,505,340
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	54,963,417	62,416,622	40,621,502	358,094,752	—	(9,760)
EQ/AllianceBernstein Short- Term Bond Portfolio(aa)	306,446,102	—	25,060,283	—	—	(11,312,750)
EQ/Core Bond Index Portfolio	728,529,010	166,614,715	1,359,445	908,184,384	—	(18)
EQ/Intermediate Government Bond Portfolio	829,205,911	158,980,746	1,608,632	995,962,442	—	23

	$4,978,686,533	$845,985,652	$214,472,846	$5,704,956,183	$—	$30,558,418

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (“ABSTB”) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ABSDGB”) in the amount of $281,697,197, representing 30,200,502 shares of ABSTB and 28,342,756 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(11,252,467) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,704,956,183	$—	$5,704,956,183

Total Assets	$—	$5,704,956,183	$—	$5,704,956,183

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,704,956,183	$—	$5,704,956,183

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$845,985,652
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$215,562,846

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$685,239,726
Aggregate gross unrealized depreciation	(404,698)

Net unrealized appreciation	$684,835,028

Federal income tax cost of investments	$5,020,121,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	22,326,801	$399,436,764
AXA 400 Managed Volatility Portfolio‡	2,402,826	48,999,485
AXA 500 Managed Volatility Portfolio‡	69,960,610	1,330,051,419
AXA International Managed Volatility Portfolio*‡	23,957,779	315,848,436
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	14,049,275	139,508,281
EQ/Core Bond Index Portfolio‡	35,050,741	352,414,776
EQ/Intermediate Government Bond Portfolio‡	37,714,382	389,037,694

Total Investments (100.0%) (Cost $2,655,368,119)		2,975,296,855
Other Assets Less Liabilities (0.0%)		(107,732)

Net Assets (100%)		$2,975,189,123

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$329,604,898	$100,464,861	$4,117,086	$399,436,764	$—	$6,945,087
AXA 400 Managed Volatility Portfolio(b)	40,796,540	11,285,831	3,479,726	48,999,485	—	563,945
AXA 500 Managed Volatility Portfolio(c)	1,012,151,695	294,745,651	50,546,170	1,330,051,419	—	14,910,880
AXA International Managed Volatility Portfolio(d)	252,804,993	71,224,918	84,784	315,848,436	—	2,117,984
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	20,733,236	38,230,432	15,041,442	139,508,281	—	(2,898)
EQ/AllianceBernstein Short- Term Bond Portfolio(aa)	102,642,625	—	7,013,496	—	—	(3,006,948)
EQ/Core Bond Index Portfolio	248,381,589	99,043,469	86,713	352,414,776	—	11
EQ/Intermediate Government Bond Portfolio	282,022,039	103,835,641	102,142	389,037,694	—	1

	$2,289,137,615	$718,830,803	$80,471,559	$2,975,296,855	$—	$21,528,062

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (‘‘ABSTB’’) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (‘‘ABSDGB’’) in the amount of $95,726,918, representing 10,262,796 shares of ABSTB and 9,631,493 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(2,993,453) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,975,296,855	$—	$2,975,296,855

Total Assets	$—	$2,975,296,855	$—	$2,975,296,855

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,975,296,855	$—	$2,975,296,855

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$718,830,803
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$80,570,887

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,928,619
Aggregate gross unrealized depreciation	(154,497)

Net unrealized appreciation	$319,774,122

Federal income tax cost of investments	$2,655,522,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	11,778,027	$210,714,342
AXA 400 Managed Volatility Portfolio‡	1,063,479	21,686,938
AXA 500 Managed Volatility Portfolio‡	36,175,411	687,746,378
AXA International Managed Volatility Portfolio*‡	12,195,507	160,780,003
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	4,512,389	44,807,696
EQ/Core Bond Index Portfolio‡	10,206,740	102,622,820
EQ/Intermediate Government Bond Portfolio‡	11,105,550	114,557,819

Total Investments (100.0%) (Cost $1,288,120,525)		1,342,915,996
Other Assets Less Liabilities (0.0%)		(291,347)

Net Assets (100%)		$1,342,624,649

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio(a)	$121,862,014	$103,936,561	$1,500,087	$210,714,342	$—	$3,590,992
AXA 400 Managed Volatility Portfolio(b)	9,948,188	11,731,525	—	21,686,938	—	227,337
AXA 500 Managed Volatility Portfolio(c)	376,148,267	297,973,752	19,386,434	687,746,378	—	7,526,567
AXA International Managed Volatility Portfolio(d)	92,387,153	72,954,267	—	160,780,003	—	1,053,091
EQ/AllianceBernstein Short Duration Government Bond Portfolio(aa)	5,541,391	20,194,306	2,000,092	44,807,696	—	(92)
EQ/AllianceBernstein Short- Term Bond Portfolio(aa)	21,848,191	—	751,145	—	—	(152,134)
EQ/Core Bond Index Portfolio	52,263,584	49,190,705	—	102,622,820	—	—
EQ/Intermediate Government Bond Portfolio	58,548,509	55,262,800	—	114,557,819	—	—

	$738,547,297	$611,243,916	$23,637,758	$1,342,915,996	$—	$12,245,761

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.

(b)	Formerly known as AXA Tactical Manager 400 Portfolio.

(c)	Formerly known as AXA Tactical Manager 500 Portfolio.

(d)	Formerly known as AXA Tactical Manager International Portfolio.

(aa)	On March 19, 2014, the Portfolio exchanged a portion of its Class K Shares in EQ/AllianceBernstein Short-Term Bond Portfolio (“ABSTB”) for Class K shares of the EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ABSDGB”) in the amount of $21,116,236, representing 2,263,853 shares of ABSTB and 2,124,595 shares of ABSDGB, as a taxable transfer. These amounts are not reflected in the Purchases and Sales listed above. The realized gain for ABSTB includes $(150,989) of realized gain (loss) due to the in-kind transaction listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,342,915,996	$—	$1,342,915,996

Total Assets	$—	$1,342,915,996	$—	$1,342,915,996

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,342,915,996	$—	$1,342,915,996

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$611,243,916
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,670,000

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,699,478
Aggregate gross unrealized depreciation	(3,910,802)

Net unrealized appreciation	$54,788,676

Federal income tax cost of investments	$1,288,127,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	45,332,202	$480,373,181
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	37,602,288	483,588,795
AXA/Templeton Global Equity Managed Volatility Portfolio‡	40,445,103	478,308,260

Total Investments (100.0%) (Cost $1,084,170,277)		1,442,270,236
Other Assets Less Liabilities (0.0%)		167,050

Net Assets (100%)		$1,442,437,286

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio(a)	$493,875,223	$3,958,039	$46,397,856	$480,373,181	$—	$(2,161)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio(b)	504,616,921	4,165,474	51,442,756	483,588,795	207,435	4,952,939
AXA/Templeton Global Equity Managed Volatility Portfolio(c)	498,483,163	13,958,158	45,888,030	478,308,260	—	509,058

	$1,496,975,307	$22,081,671	$143,728,642	$1,442,270,236	$207,435	$5,459,836

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Franklin Core Balanced Portfolio.

(b)	Formerly known as EQ/Mutual Large Cap Equity Portfolio.

(c)	Formerly known as EQ/Templeton Global Equity Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,442,270,236	$—	$1,442,270,236

Total Assets	$—	$1,442,270,236	$—	$1,442,270,236

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,442,270,236	$—	$1,442,270,236

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,081,671
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$149,188,478

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,766,357
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$358,766,357

Federal income tax cost of investments	$1,083,503,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	17,690	$1,603,068
iShares® Global Clean Energy ETF	2,540	27,584
iShares® Global Energy ETF	11,470	502,845
iShares® North American Natural Resources ETF	6,490	290,427
iShares® U.S. Energy ETF	18,900	974,295
iShares® U.S. Oil & Gas Exploration & Production ETF	3,690	284,408
iShares® U.S. Oil Equipment & Services ETF	2,250	149,265
PowerShares Cleantech Portfolio	1,110	32,601
PowerShares DWA Energy Momentum Portfolio	3,100	179,490
PowerShares Dynamic Energy Exploration & Production Portfolio	14,910	497,696
PowerShares Dynamic Oil & Gas Services Portfolio	5,210	131,813
PowerShares Global Clean Energy Portfolio	2,250	29,025
PowerShares S&P Smallcap Energy Portfolio	11,090	479,975
PowerShares WilderHill Clean Energy Portfolio	5,140	32,536
PowerShares WilderHill Progressive Energy Portfolio	880	26,294
SPDR® S&P International Energy Sector ETF	1,100	28,160
SPDR® S&P Oil & Gas Equipment & Services ETF	3,750	150,638
Vanguard Energy ETF	8,100	1,062,072

Total Investments (100.0%) (Cost $6,412,558)		6,482,192
Other Assets Less Liabilities (0.0%)		(1,944)

Net Assets (100%)		$6,480,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,482,192	$—	$—	$6,482,192

Total Assets	$6,482,192	$—	$—	$6,482,192

Total Liabilities	$—	$—	$—	$—

Total	$6,482,192	$—	$—	$6,482,192

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,319,318
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$202,751

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,005
Aggregate gross unrealized depreciation	(89,508)

Net unrealized appreciation	$69,497

Federal income tax cost of investments	$6,412,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® Core MSCI EAFE ETF	21,900	$1,275,456
iShares® Europe ETF	430,834	19,421,997
iShares® MSCI EAFE ETF	310,841	19,931,125
iShares® MSCI EAFE Growth ETF	174,009	11,850,013
iShares® MSCI EAFE Value ETF	215,810	11,798,333
iShares® MSCI Germany ETF	19,200	531,840
iShares® MSCI Japan ETF	538,232	6,334,990
iShares® MSCI Pacific ex-Japan ETF	95,456	4,397,658
iShares® MSCI Switzerland Capped ETF	14,700	477,897
iShares® MSCI United Kingdom ETF	55,900	1,083,342
Vanguard FTSE Developed Markets ETF	559,300	22,232,175

Total Investments (100.0%) (Cost $68,401,902)		99,334,826
Other Assets Less Liabilities (0.0%)		40,685

Net Assets (100%)		$99,375,511

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$99,334,826	$—	$—	$99,334,826

Total Assets	$99,334,826	$—	$—	$99,334,826

Total Liabilities	$—	$—	$—	$—

Total	$99,334,826	$—	$—	$99,334,826

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,249,957
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,921,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,024,946
Aggregate gross unrealized depreciation	(92,022)

Net unrealized appreciation	$30,932,924

Federal income tax cost of investments	$68,401,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	23,740	$1,583,933
iShares® MSCI EAFE Minimum Volatility ETF	12,960	811,296
iShares® MSCI Emerging Markets Minimum Volatility ETF	6,470	386,906
iShares® MSCI USA Minimum Volatility ETF	8,610	324,425
PowerShares S&P 500 High Dividend Portfolio	10,050	309,037
PowerShares S&P 500 Low Volatility Portfolio	9,000	314,730
PowerShares S&P Emerging Markets Low Volatility Portfolio	13,760	374,134
PowerShares S&P International Developed Low Volatility Portfolio	25,930	821,203
PowerShares S&P MidCap Low Volatility Portfolio	17,470	521,130
PowerShares S&P SmallCap Low Volatility Portfolio	9,590	288,467
SPDR® Russell 1000 Low Volatility ETF	4,420	322,108
SPDR® Russell 2000 Low Volatility ETF	4,100	287,123

Total Investments (100.0%) (Cost $6,220,011)		6,344,492
Other Assets Less Liabilities (0.0%)		(1,053)

Net Assets (100%)		$6,343,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,344,492	$—	$—	$6,344,492

Total Assets	$6,344,492	$—	$—	$6,344,492

Total Liabilities	$—	$—	$—	$—

Total	$6,344,492	$—	$—	$6,344,492

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,297,848
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,360

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,461
Aggregate gross unrealized depreciation	(32,131)

Net unrealized appreciation	$124,330

Federal income tax cost of investments	$6,220,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
YPF S.A.. (ADR)	54,122	$2,001,973

Australia (2.3%)
AGL Energy Ltd.	36,500	432,706
ALS Ltd.	20,678	95,411
Alumina Ltd.*	132,164	196,139
Amcor Ltd.	62,610	621,090
AMP Ltd.	163,049	779,456
APA Group	44,133	287,486
Asciano Ltd.	54,769	290,116
ASX Ltd.	10,867	341,194
Aurizon Holdings Ltd.	119,420	473,649
AusNet Services	93,733	112,023
Australia & New Zealand Banking Group Ltd.	148,709	4,025,851
Bank of Queensland Ltd.	19,109	194,748
Bendigo & Adelaide Bank Ltd.	21,828	227,809
BHP Billiton Ltd.	175,076	5,191,857
BHP Billiton plc	114,459	3,182,272
Boral Ltd.	43,933	191,174
Brambles Ltd.	81,625	680,364
Caltex Australia Ltd.	7,899	193,578
CFS Retail Property Trust Group (REIT)*	108,338	189,236
Coca-Cola Amatil Ltd.	31,970	245,764
Cochlear Ltd.	3,198	194,629
Commonwealth Bank of Australia	88,253	5,817,652
Computershare Ltd.	25,485	271,331
Crown Resorts Ltd.	19,397	234,366
CSL Ltd.	25,876	1,680,376
Dexus Property Group (REIT)	283,850	275,863
Federation Centres (REIT)	72,578	163,948
Flight Centre Travel Group Ltd.	2,751	102,969
Fortescue Metals Group Ltd.	82,591	251,648
Goodman Group (REIT)	91,791	415,501
GPT Group (REIT)	93,665	317,372
Harvey Norman Holdings Ltd.	32,214	102,384
Iluka Resources Ltd.	23,503	161,743
Incitec Pivot Ltd.	91,448	216,982
Insurance Australia Group Ltd.	130,887	701,340
Leighton Holdings Ltd.	5,498	92,906
Lend Lease Group	30,507	383,027
Macquarie Group Ltd.	15,488	780,950
Metcash Ltd.	49,804	114,684
Mirvac Group (REIT)	191,879	288,959
National Australia Bank Ltd.	127,176	3,623,295
Newcrest Mining Ltd.*	42,877	396,057
Orica Ltd.	20,480	338,901
Origin Energy Ltd.	60,930	798,608
Qantas Airways Ltd.*	57,491	69,967
QBE Insurance Group Ltd.	71,750	732,489
Ramsay Health Care Ltd.	6,423	281,689
REA Group Ltd.	2,757	104,473
Santos Ltd.	52,988	634,201
Scentre Group (REIT)*	286,426	822,559
Seek Ltd.	16,260	230,773
Sonic Healthcare Ltd.	20,742	318,538
Stockland Corp., Ltd. (REIT)	124,066	429,073
Suncorp Group Ltd.	69,365	852,685
Sydney Airport	61,766	230,918
Tabcorp Holdings Ltd.	38,958	123,136
Tatts Group Ltd.	78,106	215,415
Telstra Corp., Ltd.	236,739	1,098,567
Toll Holdings Ltd.	38,276	189,011
TPG Telecom Ltd.	16,154	96,742
Transurban Group	97,575	659,533
Treasury Wine Estates Ltd.	32,786	121,713
Wesfarmers Ltd.	61,923	2,285,775
Westfield Corp. (REIT)	109,921	716,998
Westpac Banking Corp.	169,140	4,759,629
Woodside Petroleum Ltd.	39,981	1,421,218
Woolworths Ltd.	68,805	2,062,693
WorleyParsons Ltd.	11,541	155,006

		54,290,215

Austria (0.4%)
Andritz AG	4,124	219,916
Erste Group Bank AG	186,587	4,273,852
Immofinanz AG*	53,741	152,521
OMV AG	8,270	278,318
Raiffeisen Bank International AG	52,566	1,143,296
Telekom Austria AG	6,342	57,153
Vienna Insurance Group AG Wiener Versicherung Gruppe	73,229	3,307,048
Voestalpine AG	6,335	250,445

		9,682,549

Belgium (0.4%)
Ageas	12,228	405,961
Anheuser-Busch InBev N.V.	43,731	4,867,259
Belgacom S.A.	8,693	302,600
Colruyt S.A.	4,140	182,415
Delhaize Group S.A.	5,696	396,264
Groupe Bruxelles Lambert S.A.	4,529	415,069
KBC Groep N.V.*	13,651	727,004
Solvay S.A.	3,328	512,398
Telenet Group Holding N.V.*	2,441	140,281
UCB S.A.	6,775	615,089
Umicore S.A.	5,292	231,502

		8,795,842

Bermuda (0.0%)
Nabors Industries Ltd.	10,815	246,149
Seadrill Ltd.	20,719	555,646

		801,795

Brazil (1.8%)
AMBEV S.A. (ADR)	320,775	2,101,076
Banco Bradesco S.A. (Preference)	316,223	4,521,624
BM&F Bovespa S.A.	477,000	2,188,422
BRF S.A.	336,807	8,035,759
CCR S.A.	300,045	2,071,601
Embraer S.A. (ADR)	85,405	3,349,584
Itau Unibanco Holding S.A. (Preference)	338,595	4,722,555
Itau Unibanco Holding S.A. (Preference) (ADR)	217,710	3,021,815
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
Petroleo Brasileiro S.A.	269,864	1,918,347
Petroleo Brasileiro S.A. (Preference)	642,721	4,778,887
Petroleo Brasileiro S.A. (ADR)	41,620	590,588
Raia Drogasil S.A.	177,998	1,546,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ultrapar Participacoes S.A.	92,115	$1,953,504
Vale S.A. (ADR)	112,790	1,241,818

		42,041,586

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	19,264	444,035

Chile (0.1%)
S.A.C.I. Falabella	263,153	1,985,608

China (1.8%)
Alibaba Group Holding Ltd. (ADR)*	6,300	559,755
Bank of China Ltd., Class H	17,445,000	7,818,387
China Construction Bank Corp., Class H	6,093,420	4,269,008
China Life Insurance Co., Ltd., Class H	548,000	1,520,879
China Mengniu Dairy Co., Ltd.	546,000	2,250,140
China Oilfield Services Ltd., Class H	1,426,000	3,764,786
Chongqing Changan Automobile Co., Ltd., Class B	261,800	562,384
Huadian Power International Corp. Ltd., Class H	1,276,000	898,887
JD.com, Inc. (ADR)*	80,031	2,066,400
Phoenix Healthcare Group Co. Ltd.	108,500	172,150
Ping An Insurance Group Co. of China Ltd., Class H	268,000	2,012,196
Qihoo 360 Technology Co., Ltd. (ADR)*	11,262	759,847
Sihuan Pharmaceutical Holdings Group Ltd.	2,208,000	1,654,966
TAL Education Group (ADR)*	35,582	1,243,235
Tencent Holdings Ltd.	583,100	8,673,452
Tsingtao Brewery Co., Ltd., Class H	200,000	1,424,367
Uni-President China Holdings Ltd.	1,431,200	1,430,306
Yangzijiang Shipbuilding Holdings Ltd.	100,497	92,958

		41,174,103

Colombia (0.4%)
Bancolombia S.A. (Preference)	117,298	1,660,133
Bancolombia S.A. (ADR)	5,176	293,583
Cementos Argos S.A.	195,534	1,042,850
Grupo Aval Acciones y Valores (ADR)*	191,667	2,597,088
Grupo de Inversiones Suramericana S.A.	72,650	1,458,026
Grupo de Inversiones Suramericana S.A. (Preference)	59,900	1,198,003

		8,249,683

Czech Republic (0.2%)
Komercni Banka A/S	16,077	3,825,369

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	205	473,755
A. P. Moller - Maersk A/S, Class B	385	914,559
Carlsberg A/S, Class B	6,002	533,642
Coloplast A/S, Class B	5,847	490,098
Danske Bank A/S	34,836	946,921
DSV A/S	9,550	268,989
FLSmidth & Co. A/S	26,948	1,289,433
Novo Nordisk A/S, Class B	109,005	5,215,772
Novozymes A/S, Class B	13,268	575,651
Pandora A/S	6,353	498,124
TDC A/S	44,026	334,366
Tryg A/S	1,280	132,918
Vestas Wind Systems A/S*	12,261	479,327
William Demant Holding A/S*	1,401	107,472

		12,261,027

Finland (0.3%)
Elisa Oyj	7,658	203,315
Fortum Oyj	22,846	557,202
Kone Oyj, Class B	16,276	654,136
Metso Oyj	5,977	212,889
Neste Oil Oyj	6,641	136,723
Nokia Oyj	205,769	1,755,601
Nokian Renkaat Oyj	6,228	187,847
Orion Oyj, Class B	5,670	222,006
Sampo Oyj, Class A	23,948	1,161,505
Stora Enso Oyj, Class R	30,965	258,324
UPM-Kymmene Oyj	29,474	421,039
Wartsila Oyj Abp	7,936	355,135

		6,125,722

France (4.0%)
Accor S.A.	9,428	418,151
Aeroports de Paris S.A.	1,669	199,778
Air Liquide S.A.	18,872	2,301,870
Airbus Group N.V.	132,917	8,363,822
Alcatel-Lucent*	151,651	470,621
Alstom S.A.*	11,568	395,665
Arkema S.A.	2,930	196,583
AtoS	4,358	315,786
AXA S.A.‡	98,197	2,419,781
BNP Paribas S.A.	57,730	3,829,542
Bollore S.A.	305	173,277
Bouygues S.A.	10,606	343,806
Bureau Veritas S.A.	12,276	271,264
Cap Gemini S.A.	7,765	557,365
Carrefour S.A.	33,676	1,040,393
Casino Guichard Perrachon S.A.	3,106	334,517
Christian Dior S.A.	2,815	471,813
Cie de Saint-Gobain S.A.	24,292	1,111,763
Cie Generale des Etablissements Michelin	10,099	952,584
CNP Assurances S.A.	8,298	156,269
Credit Agricole S.A.	53,447	806,362
Danone S.A.	31,076	2,080,279
Dassault Systemes S.A.	6,854	440,292
Edenred	10,757	265,415
Electricite de France S.A.	13,495	442,655
Essilor International S.A.	11,174	1,227,012
Eurazeo S.A.	2,297	165,312
Eutelsat Communications S.A.	9,032	291,642
Fonciere des Regions (REIT)	1,536	138,422
GDF Suez S.A.	79,061	1,983,180
Gecina S.A. (REIT)	1,539	201,673
Groupe Eurotunnel S.A. (Registered)	24,964	304,966
ICADE (REIT)	2,125	179,209
Iliad S.A.	1,409	298,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Imerys S.A.	1,999	$147,400
J.C. Decaux S.A.	3,474	109,674
Kering	31,126	6,276,431
Klepierre S.A. (REIT)	5,745	251,573
Lafarge S.A.	10,141	730,346
Lagardere S.C.A.	7,179	192,139
Legrand S.A.	14,000	728,439
L’Oreal S.A.	13,582	2,156,351
LVMH Moet Hennessy Louis Vuitton S.A.	49,557	8,055,715
Natixis S.A.	49,600	341,302
Orange S.A.	101,275	1,522,833
Pernod-Ricard S.A.	11,579	1,310,972
Peugeot S.A.*	21,441	275,008
Publicis Groupe S.A.	9,898	679,716
Remy Cointreau S.A.	1,273	91,648
Renault S.A.	10,384	752,175
Rexel S.A.	14,900	278,057
Safran S.A.	14,813	961,297
Sanofi S.A.	64,403	7,285,187
Schneider Electric SE	28,323	2,175,021
SCOR SE	7,636	238,560
Societe BIC S.A.	1,547	199,497
Societe Generale S.A.	90,819	4,636,535
Sodexo S.A.	4,831	472,767
Suez Environnement Co. S.A.	13,687	231,564
Technip S.A.	63,217	5,318,557
Thales S.A.	5,117	272,578
Total S.A.	116,466	7,568,417
Unibail-Rodamco SE (REIT)	5,308	1,365,660
Valeo S.A.	4,100	456,278
Vallourec S.A.	5,796	266,544
Veolia Environnement S.A.	22,729	401,336
Vinci S.A.	26,411	1,534,654
Vivendi S.A.*	65,822	1,589,569
Wendel S.A.	1,657	187,856
Zodiac Aerospace	9,680	308,776

		92,519,768

Germany (4.0%)
adidas AG	11,416	854,324
Allianz SE (Registered)	57,969	9,397,498
Axel Springer SE	2,335	128,557
BASF SE	49,896	4,577,226
Bayer AG (Registered)	82,871	11,607,927
Bayerische Motoren Werke (BMW) AG	18,084	1,941,941
Bayerische Motoren Werke (BMW) AG (Preference)	75,580	6,150,573
Beiersdorf AG	5,160	431,057
Brenntag AG	8,370	411,346
Celesio AG	2,749	91,456
Commerzbank AG*	51,928	776,558
Continental AG	5,972	1,136,343
Daimler AG (Registered)	52,321	4,013,284
Deutsche Bank AG (Registered)	155,063	5,439,798
Deutsche Boerse AG	10,679	719,321
Deutsche Lufthansa AG (Registered)	12,345	194,982
Deutsche Post AG (Registered)	52,834	1,694,325
Deutsche Telekom AG (Registered)	170,057	2,577,486
Deutsche Wohnen AG	14,133	302,034
E.ON SE	109,290	2,000,871
Fraport AG Frankfurt Airport Services Worldwide	1,956	128,616
Fresenius Medical Care AG & Co. KGaA	11,768	821,956
Fresenius SE & Co. KGaA	20,871	1,033,224
Fuchs Petrolub SE (Preference)	3,550	134,963
GEA Group AG	9,804	427,769
Hannover Rueck SE	3,387	273,874
HeidelbergCement AG	7,311	483,131
Henkel AG & Co. KGaA	6,304	589,128
Henkel AG & Co. KGaA (Preference)	9,677	966,314
Hochtief AG	1,183	81,448
Hugo Boss AG	1,796	224,485
Infineon Technologies AG	62,777	649,627
K+S AG (Registered)	9,667	274,173
Kabel Deutschland Holding AG	1,216	165,259
Lanxess AG	4,594	253,596
Linde AG	27,862	5,354,326
MAN SE	1,753	197,279
Merck KGaA	6,674	615,613
Metro AG*	8,968	295,409
Muenchener Rueckversicherungs AG (Registered)	9,489	1,876,264
OSRAM Licht AG*	5,299	197,407
Porsche Automobil Holding SE (Preference)	8,352	669,228
ProSiebenSat.1 Media AG (Registered)	11,311	450,735
RWE AG	26,549	1,034,652
SAP SE	132,961	9,589,168
Siemens AG (Registered)	75,110	8,952,663
Sky Deutschland AG*	23,589	200,484
Telefonica Deutschland Holding AG*	26,550	138,831
ThyssenKrupp AG*	24,858	652,270
United Internet AG (Registered)	6,596	280,716
Volkswagen AG	1,657	343,859
Volkswagen AG (Preference)	8,880	1,843,891

		93,647,265

Hong Kong (1.2%)
AIA Group Ltd.	652,800	3,375,457
ASM Pacific Technology Ltd.	14,300	141,529
Bank of East Asia Ltd.	65,800	266,510
Beijing Enterprises Holdings Ltd.	147,000	1,259,889
BOC Hong Kong Holdings Ltd.	205,500	655,019
Cathay Pacific Airways Ltd.	63,000	116,023
Cheung Kong Holdings Ltd.	75,000	1,235,375
Cheung Kong Infrastructure Holdings Ltd.	33,000	231,621
China Mobile Ltd.	448,000	5,178,207
China Overseas Land & Investment Ltd.	540,000	1,389,492
CLP Holdings Ltd.	104,000	835,097
CSPC Pharmaceutical Group Ltd.	972,000	804,904
First Pacific Co., Ltd.	139,500	145,341
Galaxy Entertainment Group Ltd.	128,000	743,453
Hang Lung Properties Ltd.	126,000	358,616
Hang Seng Bank Ltd.	39,800	639,170
Henderson Land Development Co., Ltd.	55,330	358,423
HKT Trust and HKT Ltd.	126,260	152,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hong Kong & China Gas Co., Ltd.	330,785	$717,389
Hong Kong Exchanges and Clearing Ltd.	59,700	1,284,747
Hutchison Whampoa Ltd.	116,000	1,404,277
Hysan Development Co., Ltd.	37,000	171,066
Kerry Properties Ltd.	39,000	131,091
Li & Fung Ltd.	330,000	374,843
Link REIT (REIT) Michael Kors Holdings Ltd.	127,000	731,920
(Dusseldorf Stock Exchange)*	6,756	482,311
Michael Kors Holdings Ltd. (New York Exchange)*	912	65,108
MTR Corp., Ltd.	81,000	317,121
New World Development Co., Ltd.	280,666	326,757
Noble Group Ltd.	204,181	208,070
NWS Holdings Ltd.	80,026	142,432
PCCW Ltd.	209,000	131,351
Power Assets Holdings Ltd.	72,000	636,561
Shangri-La Asia Ltd.	86,166	127,837
Sino Land Co., Ltd.	163,400	252,523
SJM Holdings Ltd.	111,000	211,569
Sun Hung Kai Properties Ltd.	88,000	1,247,777
Swire Pacific Ltd., Class A	33,500	431,431
Swire Properties Ltd.	60,000	186,997
Techtronic Industries Co.	77,000	222,625
Wharf Holdings Ltd.	84,100	597,863
Wheelock & Co., Ltd.	50,000	238,897
Yue Yuen Industrial Holdings Ltd.	43,500	131,931

		28,661,143

India (1.8%)
Ashok Leyland Ltd.*	4,090,744	2,725,617
Bharat Petroleum Corp. Ltd.	226,869	2,407,545
DLF Ltd.	1,104,089	2,696,759
Glenmark Pharmaceuticals Ltd.	179,656	2,099,671
HDFC Bank Ltd.	238,026	3,541,285
Hero MotoCorp Ltd.	56,343	2,590,492
ICICI Bank Ltd.	143,116	3,321,955
ICICI Bank Ltd. (ADR)	98,033	4,813,420
Idea Cellular Ltd.	565,380	1,520,557
IndusInd Bank Ltd.	259,292	2,662,424
ITC Ltd.	465,805	2,792,115
Oil & Natural Gas Corp., Ltd.	505,156	3,341,669
Shree Cement Ltd.	16,200	2,203,315
Tata Consultancy Services Ltd.	73,270	3,246,611
Zee Entertainment Enterprises Ltd.	483,895	2,461,393

		42,424,828

Indonesia (0.2%)
Kalbe Farma Tbk PT	13,459,700	1,877,841
Matahari Department Store Tbk PT	1,641,100	2,185,215
XL Axiata Tbk PT	759,900	386,654

		4,449,710

Ireland (0.7%)
Accenture plc, Class A	23,543	1,914,517
Allegion plc	3,594	171,218
Bank of Ireland*	1,465,946	573,985
Covidien plc	16,855	1,458,126
CRH plc	40,334	922,593
Experian plc	54,500	868,949
Ingersoll-Rand plc	9,986	562,811
James Hardie Industriesplc (CDI)	24,479	256,548
Kerry Group plc, Class A	8,791	619,796
Perrigo Co. plc	4,989	749,298
Seagate Technology plc	12,176	697,319
Shire plc	72,978	6,317,662
XL Group plc	9,902	328,449

		15,441,271

Israel (0.2%)
Bank Hapoalim B.M.	59,521	335,669
Bank Leumi Le-Israel B.M.*	77,993	315,957
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	167,734
Delek Group Ltd.	246	93,178
Israel Chemicals Ltd.	25,003	179,904
Israel Corp., Ltd.*	165	92,873
Mizrahi Tefahot Bank Ltd.*	8,869	106,030
NICE-Systems Ltd.	3,043	123,275
Teva Pharmaceutical Industries Ltd.	45,961	2,479,656

		3,894,276

Italy (0.9%)
Assicurazioni Generali S.p.A.	63,732	1,341,075
Atlantia S.p.A.	22,704	560,621
Banca Monte dei Paschi di Siena S.p.A.*	239,038	315,201
Banco Popolare SC*	18,779	275,850
Brunello Cucinelli S.p.A.	10,000	208,656
Enel Green Power S.p.A.	101,237	259,059
Enel S.p.A.	358,606	1,903,243
Eni S.p.A.	137,797	3,284,220
Exor S.p.A.	4,778	185,511
Fiat S.p.A.*	47,905	462,269
Finmeccanica S.p.A.*	21,382	208,085
Gtech S.p.A.	70,908	1,684,630
Intesa Sanpaolo S.p.A. (Italian Stock Exchange)	52,799	141,645
Intesa Sanpaolo S.p.A. (London Stock Exchange)	634,139	1,927,084
Luxottica Group S.p.A.	9,040	470,649
Mediobanca S.p.A.*	35,194	302,717
Pirelli & C. S.p.A.	12,791	177,066
Prysmian S.p.A.	72,986	1,356,041
Saipem S.p.A.*	14,854	315,941
Snam S.p.A.	108,826	602,043
Telecom Italia S.p.A.*	536,542	614,994
Telecom Italia S.p.A. (RNC)	338,405	300,692
Terna Rete Elettrica Nazionale S.p.A.	80,487	404,806
Tod’s S.p.A.	19,590	1,941,100
UniCredit S.p.A.	240,554	1,901,987
Unione di Banche Italiane S.c.p.A.	46,232	388,900
UnipolSai S.p.A.	49,433	139,857

		21,673,942

Japan (7.9%)
ABC-Mart, Inc.	1,600	81,696
Acom Co., Ltd.*	25,800	86,333
Advantest Corp.	8,000	103,141
Aeon Co., Ltd.	33,700	335,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
AEON Financial Service Co., Ltd.	7,300	$156,217
Aeon Mall Co., Ltd.	5,580	106,487
Air Water, Inc.	8,000	119,043
Aisin Seiki Co., Ltd.	10,800	389,460
Ajinomoto Co., Inc.	32,000	532,482
Alfresa Holdings Corp.	9,200	132,621
Amada Co., Ltd.	21,000	200,091
ANA Holdings, Inc.	63,000	146,536
Aozora Bank Ltd.	63,000	213,111
Asahi Glass Co., Ltd.	57,000	309,024
Asahi Group Holdings Ltd.	21,500	622,015
Asahi Kasei Corp.	71,000	576,416
Asics Corp.	7,900	177,989
Astellas Pharma, Inc.	115,000	1,712,286
Bandai Namco Holdings, Inc.	10,300	264,367
Bank of Kyoto Ltd.	19,000	157,821
Bank of Yokohama Ltd.	62,000	340,993
Benesse Holdings, Inc.	3,900	128,015
Bridgestone Corp.	35,500	1,172,382
Brother Industries Ltd.	12,600	233,101
Calbee, Inc.	4,400	144,026
Canon, Inc.	62,100	2,021,683
Casio Computer Co., Ltd.	11,700	195,009
Central Japan Railway Co.	7,600	1,026,615
Chiba Bank Ltd.	42,000	292,191
Chiyoda Corp.	9,000	99,375
Chubu Electric Power Co., Inc.*	36,200	415,553
Chugai Pharmaceutical Co., Ltd.	12,600	364,760
Chugoku Bank Ltd.	7,600	111,635
Chugoku Electric Power Co., Inc.	16,700	214,089
Citizen Holdings Co., Ltd.	15,700	102,925
Credit Saison Co., Ltd.	8,600	165,688
Dai Nippon Printing Co., Ltd.	31,000	310,777
Daicel Corp.	16,000	173,750
Daido Steel Co., Ltd.	15,000	59,768
Daihatsu Motor Co., Ltd.	10,000	158,742
Dai-ichi Life Insurance Co., Ltd.	307,500	4,564,486
Daiichi Sankyo Co., Ltd.	34,400	539,799
Daikin Industries Ltd.	12,600	780,987
Daito Trust Construction Co., Ltd.	4,100	484,299
Daiwa House Industry Co., Ltd.	32,000	574,060
Daiwa Securities Group, Inc.	89,400	708,271
DeNA Co., Ltd.	6,100	77,588
Denso Corp.	26,500	1,221,404
Dentsu, Inc.	12,186	463,885
Don Quijote Holdings Co., Ltd.	3,200	183,524
East Japan Railway Co.	18,437	1,381,829
Eisai Co., Ltd.	14,100	570,171
Electric Power Development Co., Ltd.	6,800	222,275
FamilyMart Co., Ltd.	3,300	125,922
FANUC Corp.	23,318	4,211,804
Fast Retailing Co., Ltd.	2,900	970,545
Fuji Electric Co., Ltd.	29,000	140,406
Fuji Heavy Industries Ltd.	31,700	1,048,044
Fujifilm Holdings Corp.	25,700	789,688
Fujitsu Ltd.	97,000	596,991
Fukuoka Financial Group, Inc.	45,000	214,589
Gree, Inc.	4,900	33,419
GungHo Online Entertainment, Inc.	17,800	84,882
Gunma Bank Ltd.	22,000	126,775
Hachijuni Bank Ltd.	24,000	144,208
Hakuhodo DY Holdings, Inc.	12,300	124,486
Hamamatsu Photonics KK	3,800	180,515
Hankyu Hanshin Holdings, Inc.	63,000	367,057
Hikari Tsushin, Inc.	1,000	71,028
Hino Motors Ltd.	15,000	209,802
Hirose Electric Co., Ltd.	1,600	197,529
Hiroshima Bank Ltd.	24,000	117,948
Hisamitsu Pharmaceutical Co., Inc.	3,500	125,735
Hitachi Chemical Co., Ltd.	5,400	96,011
Hitachi Construction Machinery Co., Ltd.	6,000	120,793
Hitachi High-Technologies Corp.	3,700	106,269
Hitachi Ltd.	258,200	1,971,666
Hitachi Metals Ltd.	13,000	234,219
Hokuhoku Financial Group, Inc.	58,000	113,700
Hokuriku Electric Power Co.	9,900	130,074
Honda Motor Co., Ltd.	88,100	3,052,473
Hoya Corp.	22,700	762,496
Hulic Co., Ltd.	11,700	123,747
Ibiden Co., Ltd.	6,400	124,645
Idemitsu Kosan Co., Ltd.	5,200	110,377
IHI Corp.	74,000	383,241
Iida Group Holdings Co., Ltd.	10,400	127,256
INPEX Corp.	45,700	645,654
Isetan Mitsukoshi Holdings Ltd.	19,400	252,594
Isuzu Motors Ltd.	33,500	473,444
ITOCHU Corp.	81,700	998,204
ITOCHU Techno-Solutions Corp.	1,300	54,643
Iyo Bank Ltd.	14,000	141,691
J. Front Retailing Co., Ltd.	13,000	170,093
Japan Airlines Co., Ltd.	6,688	182,941
Japan Display, Inc.*	20,800	100,326
Japan Exchange Group, Inc.	14,000	332,273
Japan Prime Realty Investment Corp. (REIT)	45	162,070
Japan Real Estate Investment Corp. (REIT)	62	318,833
Japan Retail Fund Investment Corp. (REIT)	125	251,881
Japan Tobacco, Inc.	60,200	1,957,907
JFE Holdings, Inc.	26,700	532,783
JGC Corp.	11,000	300,287
Joyo Bank Ltd.	37,000	182,175
JSR Corp.	9,900	172,680
JTEKT Corp.	12,300	205,682
JX Holdings, Inc.	116,433	536,648
Kajima Corp.	49,000	234,557
Kakaku.com, Inc.	7,900	112,224
Kamigumi Co., Ltd.	14,000	132,501
Kaneka Corp.	15,000	83,839
Kansai Electric Power Co., Inc.*	37,200	351,564
Kansai Paint Co., Ltd.	12,000	179,220
Kao Corp.	28,400	1,107,386
Kawasaki Heavy Industries Ltd.	80,000	319,489
KDDI Corp.	119,725	7,197,145
Keikyu Corp.	27,000	225,503
Keio Corp.	32,000	236,626
Keisei Electric Railway Co., Ltd.	15,000	150,718
Keyence Corp.	13,718	5,961,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kikkoman Corp.	9,000	$191,283
Kintetsu Corp.	101,000	339,813
Kirin Holdings Co., Ltd.	44,300	588,310
Kobe Steel Ltd.	157,000	254,807
Koito Manufacturing Co., Ltd.	5,000	135,810
Komatsu Ltd.	50,900	1,177,186
Konami Corp.	5,900	122,976
Konica Minolta, Inc.	27,500	296,877
Kubota Corp.	59,000	932,004
Kuraray Co., Ltd.	19,300	226,303
Kurita Water Industries Ltd.	4,200	93,708
Kyocera Corp.	90,600	4,222,080
Kyowa Hakko Kirin Co., Ltd.	12,000	147,162
Kyushu Electric Power Co., Inc.	24,600	265,122
Lawson, Inc.	3,400	237,775
LIXIL Group Corp.	14,900	318,310
M3, Inc.	9,300	149,241
Mabuchi Motor Co., Ltd.	1,200	104,600
Makita Corp.	6,300	356,143
Marubeni Corp.	85,000	581,883
Marui Group Co., Ltd.	11,700	96,331
Maruichi Steel Tube Ltd.	2,300	56,475
Mazda Motor Corp.	28,860	723,375
McDonald’s Holdings Co. Japan Ltd.	3,910	96,721
Medipal Holdings Corp.	7,800	94,802
MEIJI Holdings Co., Ltd.	3,422	270,515
Miraca Holdings, Inc.	3,200	132,318
Mitsubishi Chemical Holdings Corp.	76,000	373,919
Mitsubishi Corp.	76,600	1,568,667
Mitsubishi Electric Corp.	105,000	1,398,245
Mitsubishi Estate Co., Ltd.	68,000	1,530,504
Mitsubishi Gas Chemical Co., Inc.	23,000	146,588
Mitsubishi Heavy Industries Ltd.	164,000	1,055,103
Mitsubishi Logistics Corp.	7,000	100,460
Mitsubishi Materials Corp.	64,000	207,158
Mitsubishi Motors Corp.	37,000	449,027
Mitsubishi Tanabe Pharma Corp.	12,900	189,251
Mitsubishi UFJ Financial Group, Inc.	691,900	3,912,618
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	126,956
Mitsui & Co., Ltd.	91,500	1,442,893
Mitsui Chemicals, Inc.	46,000	127,923
Mitsui Fudosan Co., Ltd.	50,000	1,531,571
Mitsui O.S.K. Lines Ltd.	61,000	194,666
Mizuho Financial Group, Inc.	1,255,944	2,243,350
MS&AD Insurance Group Holdings, Inc.	26,207	571,691
Murata Manufacturing Co., Ltd.	68,403	7,777,391
Nabtesco Corp.	5,600	134,237
Nagoya Railroad Co., Ltd.	48,000	192,569
NEC Corp.	146,000	504,527
Nexon Co., Ltd.	114,000	940,688
NGK Insulators Ltd.	14,000	333,421
NGK Spark Plug Co., Ltd.	9,300	273,467
NH Foods Ltd.	10,000	212,081
NHK Spring Co., Ltd.	9,000	88,215
Nidec Corp.	77,756	5,260,538
Nikon Corp.	19,100	276,029
Nintendo Co., Ltd.	5,900	641,778
Nippon Building Fund, Inc. (REIT)	76	399,836
Nippon Electric Glass Co., Ltd.	21,000	102,248
Nippon Express Co., Ltd.	51,000	213,440
Nippon Paint Co., Ltd.	10,000	224,755
Nippon Prologis REIT, Inc. (REIT)	70	162,817
Nippon Steel & Sumitomo Metal Corp.	413,915	1,074,084
Nippon Telegraph & Telephone Corp.	20,659	1,284,842
Nippon Yusen KK	90,000	237,155
Nissan Motor Co., Ltd.	135,600	1,321,690
Nisshin Seifun Group, Inc.	8,580	84,803
Nissin Foods Holdings Co., Ltd.	3,300	171,507
Nitori Holdings Co., Ltd.	3,900	241,450
Nitto Denko Corp.	8,200	449,720
NOK Corp.	5,800	133,055
Nomura Holdings, Inc.	198,300	1,182,116
Nomura Real Estate Holdings, Inc.	7,500	128,835
Nomura Research Institute Ltd.	6,900	223,027
NSK Ltd.	24,000	341,591
NTT Data Corp.	7,000	252,109
NTT DOCOMO, Inc.	83,600	1,395,302
NTT Urban Development Corp.	6,700	70,497
Obayashi Corp.	38,000	260,205
Odakyu Electric Railway Co., Ltd.	35,000	320,082
Oji Holdings Corp.	45,000	170,276
Olympus Corp.*	12,600	452,072
Omron Corp.	11,400	517,638
Ono Pharmaceutical Co., Ltd.	4,600	408,516
Oracle Corp. Japan	2,200	85,854
Oriental Land Co., Ltd.	2,800	529,364
ORIX Corp.	72,900	1,005,678
Osaka Gas Co., Ltd.	105,000	421,915
Otsuka Corp.	2,400	95,409
Otsuka Holdings Co., Ltd.	20,600	709,989
Panasonic Corp.	120,500	1,433,255
Park24 Co., Ltd.	4,400	70,207
Rakuten, Inc.	44,700	514,758
Resona Holdings, Inc.	116,305	655,783
Ricoh Co., Ltd.	40,200	431,781
Rinnai Corp.	1,800	149,514
Rohm Co., Ltd.	5,400	339,731
Sankyo Co., Ltd.	2,700	96,749
Sanrio Co., Ltd.	2,300	66,688
Santen Pharmaceutical Co., Ltd.	4,300	240,729
SBI Holdings, Inc.	11,660	130,554
Secom Co., Ltd.	10,900	649,279
Sega Sammy Holdings, Inc.	9,700	156,102
Seibu Holdings, Inc.	47,600	950,481
Seiko Epson Corp.	6,700	321,942
Sekisui Chemical Co., Ltd.	24,000	275,286
Sekisui House Ltd.	30,000	353,408
Seven & I Holdings Co., Ltd.	40,900	1,586,402
Seven Bank Ltd.	32,000	130,422
Sharp Corp.*	78,000	221,892
Shikoku Electric Power Co., Inc.*	9,600	123,069
Shimadzu Corp.	14,000	121,140
Shimamura Co., Ltd.	1,200	110,289
Shimano, Inc.	4,200	510,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Shimizu Corp.	31,000	$244,495
Shin-Etsu Chemical Co., Ltd.	22,400	1,463,991
Shinsei Bank Ltd.	96,000	205,699
Shionogi & Co., Ltd.	16,800	385,401
Shiseido Co., Ltd.	20,200	333,275
Shizuoka Bank Ltd.	29,000	298,527
Showa Shell Sekiyu KK	9,500	90,604
SMC Corp.	2,900	799,863
SoftBank Corp.	51,900	3,638,560
Sompo Japan Nipponkoa Holdings, Inc.	17,481	424,134
Sony Corp.	56,400	1,023,865
Sony Financial Holdings, Inc.	10,100	163,368
Stanley Electric Co., Ltd.	7,700	166,532
Sumitomo Chemical Co., Ltd.	84,000	299,467
Sumitomo Corp.	61,100	674,370
Sumitomo Dainippon Pharma Co. Ltd.	8,400	106,996
Sumitomo Electric Industries Ltd.	38,600	570,333
Sumitomo Heavy Industries Ltd.	29,000	163,146
Sumitomo Metal Mining Co., Ltd.	29,000	408,261
Sumitomo Mitsui Financial Group, Inc.	146,463	5,970,696
Sumitomo Mitsui Trust Holdings, Inc.	183,020	761,784
Sumitomo Realty & Development Co., Ltd.	20,000	711,648
Sumitomo Rubber Industries Ltd.	9,100	129,354
Suntory Beverage & Food Ltd.	8,200	290,841
Suruga Bank Ltd.	9,000	179,385
Suzuken Co., Ltd.	4,100	118,131
Suzuki Motor Corp.	19,700	653,014
Sysmex Corp.	8,200	329,720
T&D Holdings, Inc.	32,500	417,381
Taiheiyo Cement Corp.	64,000	241,587
Taisei Corp.	52,000	293,485
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	130,103
Taiyo Nippon Sanso Corp.	9,000	79,353
Takashimaya Co., Ltd.	14,000	117,055
Takeda Pharmaceutical Co., Ltd.	43,200	1,878,072
TDK Corp.	6,900	385,028
Teijin Ltd.	53,000	128,060
Terumo Corp.	17,000	407,504
THK Co., Ltd.	5,600	139,394
Tobu Railway Co., Ltd.	57,000	286,884
Toho Co., Ltd.	6,000	135,674
Toho Gas Co., Ltd.	23,000	129,601
Tohoku Electric Power Co., Inc.	26,100	296,518
Tokio Marine Holdings, Inc.	37,800	1,172,687
Tokyo Electric Power Co., Inc.*	76,600	268,196
Tokyo Electron Ltd.	9,600	626,549
Tokyo Gas Co., Ltd.	131,000	736,371
Tokyo Tatemono Co., Ltd.	21,000	169,838
Tokyu Corp.	64,000	419,567
Tokyu Fudosan Holdings Corp.	22,300	152,903
TonenGeneral Sekiyu KK	16,000	139,904
Toppan Printing Co., Ltd.	31,000	222,731
Toray Industries, Inc.	82,000	542,056
Toshiba Corp.	217,000	1,005,511
TOTO Ltd.	16,000	175,938
Toyo Seikan Group Holdings Ltd.	8,000	99,129
Toyo Suisan Kaisha Ltd.	5,000	165,945
Toyoda Gosei Co., Ltd.	3,500	68,293
Toyota Industries Corp.	9,100	439,754
Toyota Motor Corp.	150,000	8,839,298
Toyota Tsusho Corp.	11,900	289,918
Trend Micro, Inc.	6,100	206,346
Unicharm Corp.	19,500	444,584
United Urban Investment Corp. (REIT)	139	213,300
USS Co., Ltd.	12,500	191,475
West Japan Railway Co.	8,800	393,924
Yahoo! Japan Corp.	81,700	310,635
Yakult Honsha Co., Ltd.	5,100	267,846
Yamada Denki Co., Ltd.	49,700	145,010
Yamaguchi Financial Group, Inc.	11,000	103,907
Yamaha Corp.	8,300	108,447
Yamaha Motor Co., Ltd.	13,000	254,251
Yamato Holdings Co., Ltd.	18,600	346,222
Yamato Kogyo Co., Ltd.	2,200	73,417
Yamazaki Baking Co., Ltd.	6,000	77,356
Yaskawa Electric Corp.	11,000	148,940
Yokogawa Electric Corp.	10,800	141,998
Yokohama Rubber Co., Ltd.	10,000	86,528

		182,579,712

Luxembourg (0.1%)
Altice S.A.*	4,517	239,219
ArcelorMittal S.A.	55,146	759,209
Millicom International Cellular S.A. (SDR)	3,523	282,924
RTL Group S.A.	2,084	178,700
SES S.A. (FDR)	16,459	569,086
Tenaris S.A.	24,228	555,411

		2,584,549

Macau (0.1%)
MGM China Holdings Ltd.	54,800	157,734
Sands China Ltd.	130,787	682,160
Wynn Macau Ltd.	87,600	278,656

		1,118,550

Malaysia (0.4%)
Astro Malaysia Holdings Bhd	1,760,900	1,798,206
CIMB Group Holdings Bhd	1,298,709	2,783,089
IHH Healthcare Bhd	983,400	1,522,839
IJM Corp. Berhad	9,100	17,947
SapuraKencana Petroleum Bhd	2,022,300	2,539,819

		8,661,900

Mexico (1.3%)
Alfa S.A.B. de C.V., Class A	1,620,496	5,546,644
America Movil S.A.B. de C.V. (ADR)	221,600	5,584,320
Cemex S.A.B. de C.V. (ADR)*	442,516	5,770,409
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	70,654	6,503,701
Fresnillo plc	13,691	168,683
Grupo Financiero Banorte S.A.B. de C.V., Class O	530,324	3,387,155
Grupo Financiero Inbursa S.A.B. de C.V., Class O	638,069	1,829,570
Grupo Financiero Santander Mexico S.A.B.de CV (ADR), Class B	138,279	1,870,915

		30,661,397

Netherlands (1.3%)
Aegon N.V.	97,661	805,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Akzo Nobel N.V.	12,731	$872,334
ASML Holding N.V.	19,517	1,942,988
Corio N.V. (REIT)	3,478	170,554
Delta Lloyd N.V.	10,525	253,841
Fugro N.V. (CVA)	3,983	120,561
Gemalto N.V.	4,016	368,663
Heineken Holding N.V.	5,661	374,452
Heineken N.V.	12,414	928,854
ING Groep N.V. (CVA)*	209,522	2,993,042
Koninklijke Ahold N.V.	50,645	820,059
Koninklijke Boskalis Westminster N.V.	4,369	246,004
Koninklijke DSM N.V.	9,657	595,898
Koninklijke KPN N.V.*	165,871	531,510
Koninklijke Philips N.V.	53,325	1,701,652
Koninklijke Vopak N.V.	3,948	213,049
OCI*	5,009	154,717
QIAGEN N.V.*	13,153	299,530
Randstad Holding N.V.	6,870	319,840
Royal Dutch Shell plc, Class A	213,711	8,171,202
Royal Dutch Shell plc, Class B	133,035	5,255,870
TNT Express N.V.	27,078	171,483
Wolters Kluwer N.V.	16,937	451,805
Yandex N.V., Class A*	57,768	1,605,662
Ziggo N.V.*	8,093	379,129

		29,748,426

New Zealand (0.0%)
Auckland International Airport Ltd.	44,992	135,223
Contact Energy Ltd.	19,112	89,220
Fletcher Building Ltd.	38,243	262,122
Ryman Healthcare Ltd.	19,673	119,944
Spark New Zealand Ltd.	85,989	199,368
Xero Ltd.*	3,682	62,086

		867,963

Norway (0.2%)
Aker Solutions ASA*§	6,629	66,035
DNB ASA	52,861	989,794
Gjensidige Forsikring ASA	11,625	245,899
Norsk Hydro ASA	72,701	406,689
Orkla ASA	43,321	391,758
Statoil ASA	60,801	1,658,016
Telenor ASA	41,547	911,806
Yara International ASA	9,692	486,655

		5,156,652

Panama (0.1%)
Copa Holdings S.A., Class A	13,230	1,419,447

Peru (0.2%)
Credicorp Ltd.	28,328	4,345,232

Philippines (0.6%)
BDO Unibank, Inc.	943,390	2,061,153
DMCI Holdings, Inc.	813,750	1,431,576
International Container Terminal Services, Inc.	577,740	1,421,258
LT Group, Inc.	3,241,700	1,129,746
Metro Pacific Investments Corp.	22,288,200	2,433,562
Metropolitan Bank & Trust Co.	1,178,000	2,278,433
SM Investments Corp.	159,535	2,856,362

		13,612,090

Poland (0.5%)
Bank Pekao S.A.	66,748	3,915,501
Bank Zachodni WBK S.A.	28,339	3,381,283
Orange Polska S.A.	719,607	2,532,335
PKP Cargo S.A.	76,129	1,826,332

		11,655,451

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)*	1,919,017	251,107
EDP - Energias de Portugal S.A.	127,377	555,852
Galp Energia SGPS S.A.	21,329	346,713
Jeronimo Martins SGPS S.A.	284,047	3,127,718

		4,281,390

Russia (0.2%)
Gazprom OAO (London Stock Exchange) (ADR)	38,310	269,702
Gazprom OAO (OTC Exchange) (ADR)	97,830	682,853
Mail.ru Group Ltd. (GDR)(m)*	43,618	1,226,102
NOVATEK OAO (GDR)(m)	27,102	2,824,029
Sistema JSFC (GDR)(m)	105,111	725,266

		5,727,952

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	103,000	181,665
Avago Technologies Ltd.	9,386	816,582
CapitaCommercial Trust (REIT)	97,000	121,279
CapitaLand Ltd.	144,000	361,213
CapitaMall Trust (REIT)	127,000	190,147
City Developments Ltd.	19,000	143,278
ComfortDelGro Corp., Ltd.	110,000	206,945
DBS Group Holdings Ltd.	91,000	1,313,961
Genting Singapore plc	342,457	306,029
Global Logistic Properties Ltd.	164,000	348,389
Golden Agri-Resources Ltd.	370,225	149,460
Hutchison Port Holdings Trust, Class U	293,000	205,100
Jardine Cycle & Carriage Ltd.	6,000	201,819
Keppel Corp., Ltd.	80,600	663,400
Keppel Land Ltd.	40,000	109,744
Olam International Ltd.	25,000	46,053
Oversea-Chinese Banking Corp., Ltd.	157,500	1,202,516
Sembcorp Industries Ltd.	55,000	223,328
Sembcorp Marine Ltd.	46,000	134,859
Singapore Airlines Ltd.	30,000	231,402
Singapore Exchange Ltd.	46,000	260,704
Singapore Press Holdings Ltd.	90,000	296,308
Singapore Technologies Engineering Ltd.	86,000	246,061
Singapore Telecommunications Ltd.	434,000	1,292,780
StarHub Ltd.	31,288	101,048
United Overseas Bank Ltd.	69,740	1,224,564
UOL Group Ltd.	24,770	128,345
Wilmar International Ltd.	108,000	261,598

		10,968,577

South Africa (0.8%)
Investec plc	31,026	261,549
Life Healthcare Group Holdings Ltd.	338,804	1,337,469
Mondi plc	192,013	3,152,466
MTN Group Ltd.	217,947	4,603,588
Naspers Ltd., Class N	47,829	5,277,712
Pick n Pay Stores Ltd.	331,490	1,550,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vodacom Group Ltd.	256,596	$2,956,503

		19,139,976

South Korea (2.2%)
Cosmax, Inc.*	12,441	1,532,651
Coway Co., Ltd.	37,113	2,964,820
Hana Financial Group, Inc.	77,714	2,835,337
Hotel Shilla Co., Ltd.	21,770	2,465,307
Hyundai Department Store Co., Ltd.	7,110	1,081,407
Hyundai Engineering &
Construction Co., Ltd.	43,426	2,481,486
Hyundai Glovis Co., Ltd.	7,293	2,225,393
Hyundai Mipo Dockyard Co., Ltd.	5,684	667,914
Hyundai Motor Co.	14,699	2,653,551
KB Financial Group, Inc.	55,140	2,014,354
Kia Motors Corp.	20,547	1,045,604
Kolao Holdings	47,227	751,873
Korean Air Lines Co., Ltd.*	18,608	634,814
NAVER Corp.	4,809	3,677,672
NCSoft Corp.	10,368	1,321,484
Orion Corp.	1,592	1,320,066
Paradise Co., Ltd.	46,079	1,508,675
Samsung Electronics Co., Ltd.	5,718	6,415,647
Samsung Electronics Co., Ltd. (Preference)	872	742,057
Samsung Life Insurance Co., Ltd.	18,568	1,865,158
Seoul Semiconductor Co., Ltd.	66,135	1,501,003
Shinhan Financial Group Co., Ltd.	74,845	3,447,019
SK Hynix, Inc.*	106,918	4,736,713
SK Telecom Co., Ltd.	8,204	2,254,594

		52,144,599

Spain (1.7%)
Abertis Infraestructuras S.A.	22,694	448,300
ACS Actividades de Construccion y Servicios S.A.	9,103	349,755
Amadeus IT Holding S.A., Class A	20,520	767,685
Banco Bilbao Vizcaya Argentaria S.A.	697,689	8,416,495
Banco de Sabadell S.A.	186,309	551,584
Banco Popular Espanol S.A.	96,351	589,861
Banco Santander S.A.	653,588	6,282,989
Bankia S.A.*	253,797	473,785
CaixaBank S.A.*†	1,071	6,522
CaixaBank S.A.	97,487	593,614
Cemex Latam Holdings S.A.*	219,166	1,948,147
Distribuidora Internacional de Alimentacion S.A.	33,100	237,631
Enagas S.A.	10,312	332,517
Ferrovial S.A.	22,480	435,980
Gas Natural SDG S.A.	19,492	573,877
Grifols S.A.	8,081	331,106
Iberdrola S.A.	277,557	1,987,723
Inditex S.A.	250,367	6,917,445
Mapfre S.A.	45,685	161,798
Red Electrica Corporacion S.A.	5,846	506,233
Repsol S.A.	162,550	3,859,805
Telefonica S.A.	221,936	3,435,276
Zardoya Otis S.A.	9,851	122,183

		39,330,311

Sweden (1.5%)
Alfa Laval AB	16,488	352,792
Assa Abloy AB, Class B	116,920	6,037,194
Atlas Copco AB, Class A	36,426	1,044,925
Atlas Copco AB, Class B	20,101	522,024
Boliden AB	15,362	249,292
Electrolux AB	13,506	357,303
Elekta AB, Class B	20,736	204,458
Getinge AB, Class B	11,236	283,547
Hennes & Mauritz AB, Class B	52,080	2,161,580
Hexagon AB, Class B	13,296	421,949
Husqvarna AB, Class B	23,733	168,065
Industrivarden AB, Class C	6,161	107,664
Investment AB Kinnevik, Class B	13,404	484,260
Investor AB, Class B	24,837	878,382
Lundin Petroleum AB*	12,497	211,458
Nordea Bank AB	166,475	2,166,298
Sandvik AB	59,145	667,184
Securitas AB, Class B	18,246	202,663
Skandinaviska Enskilda Banken AB, Class A	82,915	1,107,678
Skanska AB, Class B	21,329	441,300
SKF AB, Class B	21,995	459,347
Svenska Cellulosa AB S.C.A., Class B	32,467	774,331
Svenska Handelsbanken AB, Class A	27,492	1,293,450
Swedbank AB, Class A	49,414	1,244,252
Swedish Match AB	11,378	368,965
Tele2 AB, Class B	17,843	215,496
Telefonaktiebolaget LM Ericsson, Class B	857,024	10,879,074
TeliaSonera AB	129,340	894,769
Volvo AB, Class B	84,378	917,330

		35,117,030

Switzerland (4.2%)
ABB Ltd. (Registered)*	118,532	2,666,877
ACE Ltd.	12,521	1,313,077
Actelion Ltd. (Registered)*	5,635	662,837
Adecco S.A. (Registered)*	9,348	634,983
Aryzta AG*	4,898	422,489
Baloise Holding AG (Registered)	2,580	331,046
Barry Callebaut AG (Registered)*	107	119,026
Chocoladefabriken Lindt & Spruengli AG	48	239,874
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	356,248
Cie Financiere Richemont S.A. (Registered)	28,159	2,310,943
Coca-Cola HBC AG (ADR)*	10,959	235,249
Coca-Cola HBC AG (CDI)*	140,904	3,044,925
Credit Suisse Group AG (Registered)*	237,847	6,594,543
DKSH Holding AG	23,170	1,729,195
EMS-Chemie Holding AG (Registered)	413	171,849
Garmin Ltd.	4,500	233,955
Geberit AG (Registered)	1,968	636,554
Givaudan S.A. (Registered)*	489	782,646
Glencore plc*	581,276	3,234,096
Holcim Ltd. (Registered)*	12,358	901,576
Julius Baer Group Ltd.*	12,408	556,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	3,031	$382,883
Lonza Group AG (Registered)*	2,834	342,562
Nestle S.A. (Registered)	219,474	16,149,627
Novartis AG (Registered)	125,095	11,812,417
Pargesa Holding S.A	1,598	127,294
Partners Group Holding AG	966	254,477
Roche Holding AG	52,337	15,519,645
Schindler Holding AG	2,475	335,980
Schindler Holding AG (Registered)	1,251	166,940
SGS S.A. (Registered)	286	593,449
Sika AG	116	402,422
Sonova Holding AG (Registered)	2,809	448,993
STMicroelectronics N.V.	35,523	274,588
Sulzer AG (Registered)	1,307	160,859
Swatch Group AG	6,160	2,929,984
Swatch Group AG (Registered)	2,842	248,865
Swiss Life Holding AG (Registered)*	1,677	400,850
Swiss Prime Site AG (Registered)*	3,048	226,357
Swiss Reinsurance AG*	19,191	1,530,737
Swisscom AG (Registered)	1,224	695,527
Syngenta AG (Registered)	5,009	1,596,563
TE Connectivity Ltd.	15,305	846,214
Transocean Ltd. (Aquis Exchange)	19,656	635,984
Transocean Ltd. (BATS Europe Exchange)	12,687	405,603
Tyco International Ltd.	16,542	737,277
UBS AG (Registered)*	531,651	9,277,580
Wolseley plc	13,909	731,025
Zurich Insurance Group AG*	8,046	2,400,231

		96,813,832

Taiwan (1.2%)
Advanced Semiconductor Engineering, Inc.	1,064,000	1,238,206
Cathay Financial Holding Co., Ltd.	524,000	853,538
Chailease Holding Co., Ltd.*	995,860	2,419,305
Cleanaway Co., Ltd.	88,000	441,164
Delta Electronics, Inc.	263,000	1,659,988
Eclat Textile Co. Ltd.	147,409	1,339,884
Epistar Corp.	172,000	321,728
Fubon Financial Holding Co., Ltd.	1,305,880	2,004,786
Ginko International Co., Ltd.	47,000	633,475
Hermes Microvision, Inc.	29,739	1,241,590
Hon Hai Precision Industry Co., Ltd.	291,000	918,358
Largan Precision Co., Ltd.	25,000	1,791,614
MediaTek, Inc.	262,000	3,880,110
Taiwan Mobile Co. Ltd.	30,000	91,027
Taiwan Semiconductor Manufacturing Co., Ltd.	2,074,133	8,182,119
Uni-President Enterprises Corp.	896,914	1,556,799

		28,573,691

Thailand (0.8%)
Advanced Info Service PCL (NVDR)	375,700	2,607,016
Bangkok Bank PCL (NVDR)	463,000	2,912,938
BTS Rail Mass Transit Growth Infrastructure Fund, Class F	5,666,123	1,721,243
Indorama Ventures PCL (NVDR)	1,931,800	1,519,226
Kasikornbank PCL (NVDR)	261,900	1,898,119
Land & Houses PCL	1,020,700	333,675
Land and Houses PCL (NVDR)	4,716,740	1,512,848
Minor International PCL	1,045,500	1,193,015
PTT PCL	187,900	2,086,168
Robinson Department Store PCL	498,300	810,650
Total Access Communication PCL	341,600	1,127,254
Total Access Communication PCL (NVDR)	85,100	275,574

		17,997,726

United Kingdom (6.3%)
3i Group plc	52,364	325,383
Aberdeen Asset Management plc	47,478	308,261
Admiral Group plc	10,369	215,669
Aggreko plc	14,265	357,986
AMEC plc	15,007	268,588
Anglo American plc	76,131	1,708,130
Antofagasta plc	22,132	258,690
Aon plc	10,833	949,729
ARM Holdings plc	77,185	1,133,664
ASOS plc*	2,742	100,017
Associated British Foods plc	19,487	846,332
AstraZeneca plc	68,740	4,949,512
Aviva plc	157,345	1,335,343
Babcock International Group plc	27,916	494,196
BAE Systems plc	169,410	1,294,923
Barclays plc	892,005	3,289,095
BG Group plc	184,497	3,409,709
BP plc	998,907	7,343,070
British American Tobacco plc	101,794	5,746,113
British Land Co. plc (REIT)	50,719	577,617
British Sky Broadcasting Group plc	54,087	773,365
BT Group plc	432,764	2,663,180
Bunzl plc	18,566	484,582
Burberry Group plc	24,615	602,959
Capita plc	36,695	692,441
Centrica plc	270,610	1,350,317
Circassia Pharmaceuticals plc*	298,050	1,468,879
CNH Industrial N.V.	51,423	409,184
Cobham plc	60,576	285,868
Compass Group plc	90,196	1,457,095
Croda International plc	7,651	254,642
Delphi Automotive plc	11,184	686,027
Diageo plc	136,458	3,948,757
Direct Line Insurance Group plc	83,098	396,330
Dixons Carphone plc	51,057	303,190
Earthport plc*	712,394	499,493
easyJet plc	7,584	174,955
Ensco plc, Class A	8,714	359,975
Friends Life Group Ltd.	77,275	385,970
G4S plc	87,380	355,132
GKN plc	87,207	451,271
GlaxoSmithKline plc	264,413	6,056,869
Hammerson plc (REIT)	39,942	372,000
Hargreaves Lansdown plc	11,722	179,580
HSBC Holdings plc	1,034,641	10,501,627
ICAP plc	31,794	199,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
IMI plc	14,609	$291,306
Imperial Tobacco Group plc	52,172	2,253,175
Inmarsat plc	21,447	243,729
InterContinental Hotels Group plc	13,002	501,450
International Consolidated Airlines Group S.A.*	54,312	323,443
Intertek Group plc	8,989	381,946
Intu Properties plc (REIT)	42,313	221,358
ITV plc	207,444	698,827
J Sainsbury plc	68,514	279,345
Johnson Matthey plc	10,608	501,985
Kingfisher plc	129,053	677,645
Land Securities Group plc (REIT)	43,723	736,459
Legal & General Group plc	323,222	1,199,416
Lloyds Banking Group plc*	3,114,367	3,881,056
London Stock Exchange Group plc	12,601	381,597
Marks & Spencer Group plc	90,012	590,404
Meggitt plc	44,570	326,013
Melrose Industries plc	57,045	229,069
National Grid plc	203,453	2,928,871
Next plc	8,477	907,691
Noble Corp. plc	9,480	210,646
Old Mutual plc	258,386	761,109
Pearson plc	43,187	868,156
Pentair plc	7,182	470,349
Persimmon plc*	15,906	343,985
Petrofac Ltd.	14,557	244,722
Prudential plc	405,822	9,052,681
Randgold Resources Ltd.	4,890	333,665
Reckitt Benckiser Group plc	35,460	3,075,500
Reed Elsevier N.V.	38,601	876,127
Reed Elsevier plc	61,205	980,318
Rexam plc	39,385	314,009
Rio Tinto Ltd.	23,785	1,240,751
Rio Tinto plc	69,541	3,417,604
Rolls-Royce Holdings plc*	102,823	1,607,740
Royal Bank of Scotland Group plc*	136,191	812,934
Royal Mail plc	38,548	245,094
RSA Insurance Group plc*	54,512	428,163
SABMiller plc	52,617	2,924,086
Sage Group plc	59,005	349,527
Schroders plc	6,902	267,533
Segro plc (REIT)	41,688	245,392
Severn Trent plc	13,336	405,801
Smith & Nephew plc	48,693	820,962
Smiths Group plc	22,034	451,506
Sports Direct International plc*	15,097	151,375
SSE plc	52,634	1,320,018
Standard Chartered plc	133,945	2,476,538
Standard Life plc	124,625	837,236
Subsea 7 S.A.	16,198	231,319
Tate & Lyle plc	26,196	251,196
Tesco plc	441,672	1,333,223
Travis Perkins plc	12,871	347,207
TUI Travel plc	26,702	168,433
Tullow Oil plc	47,243	493,610
Unilever N.V. (CVA)	88,386	3,519,881
Unilever plc	205,022	8,591,801
United Utilities Group plc	38,264	501,216
Vodafone Group plc	1,437,842	4,764,477
Weir Group plc	11,864	481,218
Whitbread plc	9,987	672,550
William Hill plc	45,288	271,502
WM Morrison Supermarkets plc	119,363	325,669
WPP plc	72,568	1,458,781

		146,725,735

United States (34.0%)
3M Co.	54,194	7,678,206
Abbott Laboratories	56,096	2,333,033
AbbVie, Inc.	59,374	3,429,442
Actavis plc*	9,848	2,376,125
Adobe Systems, Inc.*	98,141	6,790,376
ADT Corp.	6,497	230,384
AES Corp.	24,886	352,883
Aetna, Inc.	80,733	6,539,373
Affiliated Managers Group, Inc.*	2,081	416,949
Aflac, Inc.	16,865	982,386
Agilent Technologies, Inc.	12,426	708,033
AGL Resources, Inc.	4,447	228,309
Air Products and Chemicals, Inc.	7,150	930,787
Airgas, Inc.	2,493	275,850
Akamai Technologies, Inc.*	6,637	396,893
Alcoa, Inc.	43,958	707,284
Alexion Pharmaceuticals, Inc.*	7,375	1,222,922
Allegheny Technologies, Inc.	4,049	150,218
Allergan, Inc.	32,639	5,815,943
Alliance Data Systems Corp.*	2,074	514,912
Allstate Corp.	16,182	993,089
Altera Corp.	175,317	6,272,842
Altria Group, Inc.	73,975	3,398,411
Amazon.com, Inc.*	14,133	4,557,045
Ameren Corp.	9,047	346,772
American Electric Power Co., Inc.	18,199	950,170
American Express Co.	33,569	2,938,630
American International Group, Inc.	53,218	2,874,836
American Tower Corp. (REIT)	14,798	1,385,537
Ameriprise Financial, Inc.	6,982	861,439
AmerisourceBergen Corp.	7,950	614,535
AMETEK, Inc.	9,146	459,221
Amgen, Inc.	28,335	3,979,934
Amphenol Corp., Class A	5,859	585,080
Anadarko Petroleum Corp.	18,876	1,914,781
Analog Devices, Inc.	11,713	579,676
Apache Corp.	14,265	1,339,056
Apartment Investment & Management Co. (REIT), Class A	5,448	173,355
Apple, Inc.	223,326	22,500,094
Applied Materials, Inc.	45,392	980,921
Archer-Daniels-Midland Co.	24,076	1,230,284
Assurant, Inc.	2,672	171,810
AT&T, Inc.	193,395	6,815,240
Autodesk, Inc.*	8,496	468,130
Automatic Data Processing, Inc.	17,927	1,489,375
AutoNation, Inc.*	2,929	147,358
AutoZone, Inc.*	1,216	619,747
AvalonBay Communities, Inc. (REIT)	4,897	690,330
Avery Dennison Corp.	3,467	154,802
Avon Products, Inc.	16,200	204,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Baker Hughes, Inc.	16,197	$1,053,777
Ball Corp.	5,137	325,018
Bank of America Corp.	392,319	6,689,039
Bank of New York Mellon Corp.	42,205	1,634,600
Baxter International, Inc.	20,177	1,448,103
BB&T Corp.	26,896	1,000,800
Becton, Dickinson and Co.	7,155	814,311
Bed Bath & Beyond, Inc.*	7,532	495,832
Bemis Co., Inc.	3,761	142,993
Berkshire Hathaway, Inc., Class B*	67,996	9,392,967
Best Buy Co., Inc.	10,839	364,082
Biogen Idec, Inc.*	17,378	5,748,816
BioMarin Pharmaceutical, Inc.*	25,180	1,816,989
BlackRock, Inc.	4,665	1,531,613
Boeing Co.	24,982	3,182,207
BorgWarner, Inc.	8,524	448,448
Boston Properties, Inc. (REIT)	5,706	660,527
Boston Scientific Corp.*	49,643	586,284
Bristol-Myers Squibb Co.	61,867	3,166,353
Broadcom Corp., Class A	20,058	810,744
Brown-Forman Corp., Class B	5,892	531,576
C.H. Robinson Worldwide, Inc.	5,475	363,102
C.R. Bard, Inc.	2,784	397,305
CA, Inc.	12,033	336,202
Cablevision Systems Corp. - New York Group, Class A	8,072	141,341
Cabot Oil & Gas Corp.	15,559	508,624
Cameron International Corp.*	7,557	501,634
Campbell Soup Co.	6,672	285,095
Capital One Financial Corp.	20,935	1,708,715
Cardinal Health, Inc.	12,556	940,696
CareFusion Corp.*	7,566	342,361
CarMax, Inc.*	8,142	378,196
Carnival Corp.	16,812	675,338
Carnival plc	10,167	406,122
Caterpillar, Inc.	23,422	2,319,481
CBRE Group, Inc., Class A*	10,400	309,296
CBS Corp. (Non-Voting), Class B	18,077	967,119
Celgene Corp.*	29,815	2,825,866
Celldex Therapeutics, Inc.*	133,150	1,725,624
CenterPoint Energy, Inc.	16,024	392,107
CenturyLink, Inc.	21,253	869,035
Cerner Corp.*	11,330	674,928
CF Industries Holdings, Inc.	1,853	517,395
Charles Schwab Corp.	42,777	1,257,216
Chesapeake Energy Corp.	19,390	445,776
Chevron Corp.	70,823	8,450,600
Chipotle Mexican Grill, Inc.*	1,159	772,578
Chubb Corp.	8,969	816,897
Cigna Corp.	9,839	892,299
Cimarex Energy Co.	3,245	410,590
Cincinnati Financial Corp.	5,488	258,210
Cintas Corp.	3,603	254,336
Cisco Systems, Inc.	190,182	4,786,881
Citigroup, Inc.	239,168	12,393,686
Citrix Systems, Inc.*	6,166	439,882
Clorox Co.	4,795	460,512
Clovis Oncology, Inc.*	31,050	1,408,428
CME Group, Inc./Illinois	11,769	940,990
CMS Energy Corp.	10,274	304,727
Coach, Inc.	10,223	364,041
Coca-Cola Co.	147,235	6,281,045
Coca-Cola Enterprises, Inc.	8,425	373,733
Cognizant Technology Solutions Corp., Class A*	22,687	1,015,697
Colgate-Palmolive Co.	127,016	8,283,984
Comcast Corp., Class A	96,527	5,191,222
Comerica, Inc.	6,774	337,752
Computer Sciences Corp.	5,402	330,332
ConAgra Foods, Inc.	15,827	522,924
ConocoPhillips Co.	45,865	3,509,590
CONSOL Energy, Inc.	8,573	324,574
Consolidated Edison, Inc.	10,921	618,784
Constellation Brands, Inc., Class A*	6,247	544,489
Corning, Inc.	48,151	931,240
Costco Wholesale Corp.	16,342	2,047,979
Crown Castle International Corp. (REIT)	12,446	1,002,276
CSX Corp.	37,281	1,195,229
Cummins, Inc.	6,376	841,504
CVS Health Corp.	43,194	3,437,810
D.R. Horton, Inc.	12,396	254,366
Danaher Corp.	22,743	1,728,013
Darden Restaurants, Inc.	4,921	253,235
DaVita HealthCare Partners, Inc.*	6,408	468,681
Deere & Co.	13,368	1,096,042
Delta Air Lines, Inc.	31,441	1,136,592
Denbury Resources, Inc.	13,114	197,103
DENTSPLY International, Inc.	5,287	241,087
Devon Energy Corp.	14,352	978,519
Diamond Offshore Drilling, Inc.	2,455	84,133
DIRECTV*	18,738	1,621,212
Discover Financial Services	17,227	1,109,247
Discovery Communications, Inc., Class A*	5,518	208,580
Discovery Communications, Inc., Class C*	10,206	380,480
Dollar General Corp.*	11,309	691,093
Dollar Tree, Inc.*	7,639	428,319
Dominion Resources, Inc.	21,744	1,502,293
Dover Corp.	6,208	498,689
Dow Chemical Co.	41,863	2,195,296
Dr. Pepper Snapple Group, Inc.	7,259	466,826
DTE Energy Co.	6,600	502,128
Duke Energy Corp.	26,370	1,971,685
Dun & Bradstreet Corp.	1,346	158,115
E*TRADE Financial Corp.*	10,753	242,910
E.I. du Pont de Nemours & Co.	34,135	2,449,528
Eastman Chemical Co.	5,554	449,263
Eaton Corp. plc	17,774	1,126,338
eBay, Inc.*	171,950	9,737,528
Ecolab, Inc.	10,074	1,156,797
Edison International	12,148	679,316
Edwards Lifesciences Corp.*	3,974	405,944
Electronic Arts, Inc.*	11,619	413,753
Eli Lilly & Co.	36,670	2,378,049
EMC Corp.	75,662	2,213,870
Emerson Electric Co.	71,432	4,470,215
Entergy Corp.	6,689	517,260
EOG Resources, Inc.	20,423	2,022,285
EQT Corp.	5,658	517,933
Equifax, Inc.	4,550	340,067
Equity Residential (REIT)	13,492	830,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Essex Property Trust, Inc. (REIT)	2,371	$423,816
Estee Lauder Cos., Inc., Class A	8,391	626,976
Exelon Corp.	32,018	1,091,494
Expedia, Inc.	3,700	324,194
Expeditors International of Washington, Inc.	7,265	294,814
Express Scripts Holding Co.*	27,803	1,963,726
Exxon Mobil Corp.	159,058	14,959,405
F5 Networks, Inc.*	2,763	328,079
Facebook, Inc., Class A*	138,812	10,971,700
Family Dollar Stores, Inc.	3,565	275,361
Fastenal Co.	10,180	457,082
FedEx Corp. Fidelity National Information	9,901	1,598,516
Services, Inc.	10,645	599,313
Fifth Third Bancorp	31,114	622,902
First Cash Financial Services, Inc.*	21,407	1,198,364
First Solar, Inc.*	2,811	184,992
FirstEnergy Corp.	15,657	525,605
Fiserv, Inc.*	9,293	600,653
FLIR Systems, Inc.	5,281	165,507
Flowserve Corp.	5,121	361,133
Fluor Corp.	5,875	392,391
FMC Corp.	4,965	283,948
FMC Technologies, Inc.*	8,769	476,244
FNF Group	71,362	1,979,582
FNFV Group*	9,652	132,812
Ford Motor Co.	144,653	2,139,418
Fossil Group, Inc.*	1,736	163,010
Franklin Resources, Inc.	14,692	802,330
Freeport-McMoRan, Inc.	38,729	1,264,502
Frontier Communications Corp.	37,374	243,305
GameStop Corp., Class A	4,183	172,340
Gannett Co., Inc.	8,457	250,919
Gap, Inc.	10,231	426,530
General Dynamics Corp.	11,845	1,505,381
General Electric Co.	374,250	9,588,285
General Growth Properties, Inc. (REIT)	23,427	551,706
General Mills, Inc.	22,836	1,152,076
General Motors Co.	50,290	1,606,263
Genuine Parts Co.	5,727	502,315
Genworth Financial, Inc., Class A*	18,505	242,415
Gilead Sciences, Inc.*	99,665	10,609,339
Goldman Sachs Group, Inc.	42,004	7,710,674
Goodyear Tire & Rubber Co.	10,292	232,445
Google, Inc., Class A*	19,020	11,191,558
Google, Inc., Class C*	19,019	10,980,810
H&R Block, Inc.	10,225	317,077
Halliburton Co.	31,730	2,046,902
Harley-Davidson, Inc.	8,079	470,198
Harman International Industries, Inc.	2,539	248,924
Harris Corp.	3,908	259,491
Hartford Financial Services Group, Inc.	16,659	620,548
Hasbro, Inc.	4,308	236,918
HCP, Inc. (REIT)	17,084	678,406
Health Care REIT, Inc. (REIT)	12,094	754,303
Helmerich & Payne, Inc.	4,032	394,612
Hershey Co.	5,563	530,877
Hess Corp.	9,756	920,186
Hewlett-Packard Co.	69,605	2,468,889
Home Depot, Inc.	50,198	4,605,165
Honeywell International, Inc.	29,199	2,719,011
Hormel Foods Corp.	5,020	257,978
Hospira, Inc.*	6,308	328,205
Host Hotels & Resorts, Inc. (REIT)	28,223	601,997
Hudson City Bancorp, Inc.	18,142	176,340
Humana, Inc.	5,740	747,865
Huntington Bancshares, Inc./Ohio	30,466	296,434
Illinois Tool Works, Inc.	13,605	1,148,534
Integrys Energy Group, Inc.	2,982	193,293
Intel Corp.	184,655	6,429,687
Intercontinental Exchange, Inc.	4,231	825,257
International Business Machines Corp.	34,603	6,568,687
International Flavors & Fragrances, Inc.	3,031	290,612
International Paper Co.	15,926	760,307
Interpublic Group of Cos., Inc.	15,797	289,401
Intuit, Inc.	76,130	6,672,794
Intuitive Surgical, Inc.*	1,341	619,301
Invesco Ltd.	16,133	636,931
Iron Mountain, Inc. (REIT)	6,370	207,980
J.M. Smucker Co.	3,797	375,865
Jabil Circuit, Inc.	7,479	150,851
Jacobs Engineering Group, Inc.*	5,007	244,442
Johnson & Johnson	105,187	11,211,882
Johnson Controls, Inc.	24,852	1,093,488
Joy Global, Inc.	3,656	199,398
JPMorgan Chase & Co.	140,282	8,450,588
Juniper Networks, Inc.	14,977	331,741
Kansas City Southern	4,114	498,617
Kellogg Co.	9,568	589,389
Keurig Green Mountain, Inc.	4,543	591,181
KeyCorp	32,645	435,158
Kimberly-Clark Corp.	13,946	1,500,171
Kimco Realty Corp. (REIT)	15,310	335,442
Kinder Morgan, Inc.	24,536	940,710
KLA-Tencor Corp.	6,183	487,097
Kohl’s Corp.	7,643	466,452
Kraft Foods Group, Inc.	22,127	1,247,963
Kroger Co.	18,235	948,220
L Brands, Inc.	9,144	612,465
L-3 Communications Holdings, Inc.	3,215	382,328
Laboratory Corp. of America Holdings*	3,162	321,733
Lam Research Corp.	6,045	451,561
Legg Mason, Inc.	3,833	196,096
Leggett & Platt, Inc.	5,171	180,571
Lennar Corp., Class A	6,658	258,530
Leucadia National Corp.	11,819	281,765
Lincoln National Corp.	9,737	521,708
Linear Technology Corp.	8,910	395,515
Lockheed Martin Corp.	10,065	1,839,681
Loews Corp.	11,385	474,299
Lorillard, Inc.	13,427	804,412
Lowe’s Cos., Inc.	36,816	1,948,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	15,865	$1,723,891
M&T Bank Corp.	4,935	608,436
Macerich Co. (REIT)	5,246	334,852
Macy’s, Inc.	13,170	766,231
Mallinckrodt plc*	4,218	380,253
Marathon Oil Corp.	25,108	943,810
Marathon Petroleum Corp.	10,567	894,708
Marriott International, Inc., Class A	8,128	568,147
Marsh & McLennan Cos., Inc.	20,301	1,062,554
Martin Marietta Materials, Inc.	2,301	296,691
Masco Corp.	13,295	318,016
MasterCard, Inc., Class A	36,710	2,713,603
Mattel, Inc.	12,650	387,722
Maxim Integrated Products, Inc.	169,901	5,137,806
McCormick & Co., Inc. (Non-Voting)	4,866	325,535
McDonald’s Corp.	68,752	6,518,377
McGraw Hill Financial, Inc.	100,668	8,501,413
McKesson Corp.	8,641	1,682,143
Mead Johnson Nutrition Co.	7,536	725,114
MeadWestvaco Corp.	6,259	256,243
Medivation, Inc.*	15,847	1,566,793
Medtronic, Inc.	36,532	2,263,157
Merck & Co., Inc.	107,587	6,377,757
MetLife, Inc.	41,968	2,254,521
Microchip Technology, Inc.	7,468	352,714
Micron Technology, Inc.*	39,910	1,367,317
Microsoft Corp.	372,803	17,283,147
Mohawk Industries, Inc.*	2,314	311,973
Molson Coors Brewing Co., Class B	5,925	441,057
Mondelez International, Inc., Class A	62,878	2,154,515
Monsanto Co.	19,580	2,202,946
Monster Beverage Corp.*	5,368	492,085
Moody’s Corp.	6,932	655,074
Morgan Stanley	57,132	1,975,053
Mosaic Co.	11,877	527,458
Motorola Solutions, Inc.	8,234	521,048
Murphy Oil Corp.	6,221	354,037
Mylan, Inc.*	13,935	633,903
NASDAQ OMX Group, Inc.	4,391	186,266
National Oilwell Varco, Inc.	16,053	1,221,633
Navient Corp.	15,534	275,107
NetApp, Inc.	11,907	511,525
Netflix, Inc.*	2,244	1,012,448
Newell Rubbermaid, Inc.	10,201	351,016
Newfield Exploration Co.*	5,084	188,464
Newmont Mining Corp.	18,588	428,453
News Corp., Class A*	18,568	303,587
NextEra Energy, Inc.	16,261	1,526,583
Nielsen N.V.	11,393	505,052
NIKE, Inc., Class B	26,231	2,339,805
NiSource, Inc.	11,741	481,146
Noble Energy, Inc.	13,452	919,579
Nordstrom, Inc.	5,324	364,002
Norfolk Southern Corp.	11,545	1,288,422
Northeast Utilities	11,782	521,943
Northern Trust Corp.	8,288	563,833
Northrop Grumman Corp.	7,755	1,021,799
NRG Energy, Inc.	12,575	383,286
Nucor Corp.	11,874	644,521
NVIDIA Corp.	19,201	354,258
Occidental Petroleum Corp.	29,077	2,795,754
Omnicom Group, Inc.	9,367	645,012
ONEOK, Inc.	7,751	508,078
Oracle Corp.	121,291	4,643,019
O’Reilly Automotive, Inc.*	3,871	582,044
Owens-Illinois, Inc.*	6,155	160,338
PACCAR, Inc.	13,225	752,172
Pall Corp.	3,983	333,377
Parker-Hannifin Corp.	5,553	633,875
Patterson Cos., Inc.	3,241	134,275
Paychex, Inc.	12,201	539,284
People’s United Financial, Inc.	11,566	167,360
Pepco Holdings, Inc.	9,360	250,474
PepsiCo, Inc.	56,198	5,231,472
PerkinElmer, Inc.	4,222	184,079
PetSmart, Inc.	3,699	259,263
Pfizer, Inc.	236,492	6,993,068
PG&E Corp.	17,594	792,434
Philip Morris International, Inc.	58,262	4,859,051
Phillips 66	20,845	1,694,907
Pinnacle West Capital Corp.	4,115	224,844
Pioneer Natural Resources Co.	5,334	1,050,638
Pitney Bowes, Inc.	7,556	188,824
Plum Creek Timber Co., Inc. (REIT)	6,604	257,622
PNC Financial Services Group, Inc.	19,915	1,704,326
PPG Industries, Inc.	5,135	1,010,260
PPL Corp.	24,796	814,301
Praxair, Inc.	10,891	1,404,939
Precision Castparts Corp.	5,352	1,267,782
Priceline Group, Inc.*	1,955	2,265,024
Principal Financial Group, Inc.	10,203	535,351
Procter & Gamble Co.	100,992	8,457,070
Progressive Corp.	20,075	507,496
Prologis, Inc. (REIT)	18,631	702,389
Prudential Financial, Inc.	17,156	1,508,699
Public Service Enterprise Group, Inc.	18,864	702,495
Public Storage (REIT)	5,404	896,199
PulteGroup, Inc.	12,707	224,406
PVH Corp.	3,068	371,688
QEP Resources, Inc.	6,179	190,190
QUALCOMM, Inc.	62,510	4,673,873
Quanta Services, Inc.*	8,123	294,784
Quest Diagnostics, Inc.	5,387	326,883
Ralph Lauren Corp.	2,267	373,443
Range Resources Corp.	6,289	426,457
Raytheon Co.	11,589	1,177,674
Red Hat, Inc.*	7,060	396,419
Regeneron Pharmaceuticals, Inc.*	2,752	992,151
Regions Financial Corp.	51,418	516,237
Republic Services, Inc.	9,419	367,529
Reynolds American, Inc.	11,493	678,087
Robert Half International, Inc.	5,127	251,223
Rockwell Automation, Inc.	5,127	563,355
Rockwell Collins, Inc.	5,052	396,582
Roper Industries, Inc.	3,749	548,441
Ross Stores, Inc.	7,826	591,489
Ryder System, Inc.	1,983	178,411
Safeway, Inc.	8,587	294,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
salesforce.com, Inc.*	21,480	$1,235,744
Samsonite International S.A.	1,359,600	4,377,419
SanDisk Corp.	8,363	819,156
SCANA Corp.	5,280	261,941
Schlumberger Ltd.	48,352	4,916,915
Scripps Networks Interactive, Inc., Class A	3,867	301,974
Sealed Air Corp.	7,923	276,354
Sempra Energy	8,626	909,008
Sherwin-Williams Co.	3,101	679,088
Sigma-Aldrich Corp.	4,431	602,660
Simon Property Group, Inc. (REIT)	11,583	1,904,477
Snap-on, Inc.	2,172	262,986
Southern Co.	33,419	1,458,739
Southwest Airlines Co.	25,553	862,925
Southwestern Energy Co.*	13,165	460,117
Spectra Energy Corp.	25,007	981,775
St. Jude Medical, Inc.	42,916	2,580,539
Stanley Black & Decker, Inc.	5,819	516,669
Staples, Inc.	24,111	291,743
Starbucks Corp.	28,015	2,114,012
Starwood Hotels & Resorts Worldwide, Inc.	7,106	591,290
State Street Corp.	15,796	1,162,744
Stericycle, Inc.*	3,158	368,096
Stryker Corp.	11,161	901,251
SunTrust Banks, Inc./Georgia	19,766	751,701
Symantec Corp.	25,791	606,346
Sysco Corp.	21,901	831,143
T. Rowe Price Group, Inc.	9,796	768,006
Target Corp.	23,620	1,480,502
TECO Energy, Inc.	8,733	151,780
Tenet Healthcare Corp.*	3,641	216,239
Teradata Corp.*	5,781	242,340
Tesoro Corp.	4,758	290,143
Texas Instruments, Inc.	39,816	1,898,825
Textron, Inc.	10,408	374,584
Theravance, Inc.	75,276	1,286,467
Thermo Fisher Scientific, Inc.	14,875	1,810,287
Tiffany & Co.	56,359	5,427,935
Time Warner Cable, Inc.	10,388	1,490,574
Time Warner, Inc.	31,882	2,397,845
TJX Cos., Inc.	25,844	1,529,189
Torchmark Corp.	4,836	253,261
Total System Services, Inc.	6,193	191,735
Tractor Supply Co.	5,164	317,638
Travelers Cos., Inc.	12,645	1,187,871
TripAdvisor, Inc.*	4,149	379,302
Twenty-First Century Fox, Inc., Class A	70,246	2,408,735
Tyson Foods, Inc., Class A	10,938	430,629
U.S. Bancorp/Minnesota	67,206	2,811,227
Under Armour, Inc., Class A*	6,213	429,318
Union Pacific Corp.	33,471	3,628,926
United Parcel Service, Inc., Class B	63,846	6,275,423
United Rentals, Inc.*	3,582	397,960
United Technologies Corp.	31,736	3,351,322
UnitedHealth Group, Inc.	36,238	3,125,528
Universal Health Services, Inc., Class B	3,407	356,032
Unum Group	9,486	326,129
Urban Outfitters, Inc.*	3,801	139,497
Valero Energy Corp.	19,691	911,103
Varian Medical Systems, Inc.*	3,827	306,619
Ventas, Inc. (REIT)	10,975	679,901
VeriSign, Inc.*	4,197	231,339
Verizon Communications, Inc.	154,614	7,729,154
Vertex Pharmaceuticals, Inc.*	45,908	5,155,927
VF Corp.	12,897	851,589
Viacom, Inc., Class B	14,200	1,092,548
Visa, Inc., Class A	18,361	3,917,687
Vornado Realty Trust (REIT)	6,499	649,640
Vulcan Materials Co.	4,877	293,742
W.W. Grainger, Inc.	2,271	571,497
Walgreen Co.	32,736	1,940,263
Wal-Mart Stores, Inc.	58,892	4,503,471
Walt Disney Co.	142,782	12,711,881
Waste Management, Inc.	16,216	770,746
Waters Corp.*	3,122	309,453
WellPoint, Inc.	57,513	6,879,705
Wells Fargo & Co.	177,179	9,190,275
Western Digital Corp.	8,210	798,997
Western Union Co.	19,759	316,934
Weyerhaeuser Co. (REIT)	19,751	629,267
Whirlpool Corp.	2,926	426,172
Whole Foods Market, Inc.	13,473	513,456
Williams Cos., Inc.	25,085	1,388,455
Windstream Holdings, Inc.	22,472	242,248
Wisconsin Energy Corp.	8,409	361,587
Wyndham Worldwide Corp.	4,668	379,322
Wynn Resorts Ltd.	3,020	564,982
Xcel Energy, Inc.	18,866	573,526
Xerox Corp.	40,428	534,862
Xilinx, Inc.	10,022	424,432
Xylem, Inc.	6,853	243,213
Yahoo!, Inc.*	34,499	1,405,834
Yum! Brands, Inc.	57,335	4,126,973
Zimmer Holdings, Inc.	40,139	4,035,976
Zions Bancorp	7,582	220,333
Zoetis, Inc.	18,681	690,263

		789,783,703

Total Common Stocks (87.6%) (Cost $1,365,060,553)		2,033,407,601

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	9,969,834	135,600

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.2%)
iShares® MSCI Frontier 100 ETF (Cost $4,394,373)	114,099	4,317,506

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Fiat S.p.A., expiring 10/6/14*	47,905	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*	697,689	69,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Rights	Value (Note 1)
Banco Popular Espanol S.A., expiring 10/13/14*	96,351	$1,339

		70,955

Total Rights (0.0%) (Cost $—)		70,955

Total Investments (87.8%) (Cost $1,369,454,926)		2,037,931,662
Other Assets Less Liabilities (12.2%)		283,472,848

Net Assets (100%)		$2,321,404,510

*	Non-income producing.

†	Securities (totaling $6,522 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $66,035 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $4,775,397 or 0.2% of net assets.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	10.6%
Consumer Staples	8.3
Energy	6.4
Exchange Traded Fund	0.2
Financials	20.0
Health Care	10.1
Industrials	9.7
Information Technology	12.6
Materials	4.2
Telecommunication Services	3.7
Utilities	2.0
Cash and Other	12.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,756,824	$—	$22,846	$2,419,781	$93,790	$2,234

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	783	December-14	$31,696,522	$31,874,443	$177,921
FTSE 100 Index	189	December-14	20,714,449	20,239,077	(475,372)
S&P 500 E-Mini Index	2,008	December-14	198,984,342	197,336,200	(1,648,142)
SPI 200 Index	69	December-14	8,294,268	7,979,040	(315,228)
TOPIX Index	171	December-14	20,081,282	20,682,152	600,870

					$(1,659,951)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 10/16/14	UBS AG	384	$485,123	$483,764	$1,359
European Union Euro vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	12,000	15,164,340	15,511,764	(347,424)

					$(346,065)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 10/16/14	UBS AG	8,761	$11,345,542	$11,067,031	$278,511
Japanese Yen vs. U.S. Dollar, expiring 10/16/14	State Street Bank & Trust	91,707	857,629	836,253	21,376

					$299,887

					$(46,178)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$99,982,337	$144,934,823	$—	†	$244,917,160
Consumer Staples	86,993,169	106,368,899	—		193,362,068
Energy	75,282,322	72,595,638	—		147,877,960
Financials	166,802,228	298,020,825	6,522		464,829,575
Health Care	130,943,722	103,355,317	—		234,299,039
Industrials	90,555,930	133,977,537	—		224,533,467
Information Technology	179,151,493	114,501,778	—		293,653,271
Materials	32,565,408	64,224,599	—		96,790,007
Telecommunication Services	21,763,428	63,692,340	—		85,455,768
Utilities	19,590,913	28,098,373	—		47,689,286
Forward Currency Contracts	—	301,246	—		301,246
Futures	778,791	—	—		778,791
Investment Companies
Exchange Traded Funds (ETFs)	4,317,506	—	—		4,317,506
Preferred Stocks
Consumer Discretionary	—	135,600	—		135,600
Rights
Consumer Discretionary	—	— †	—		—
Financials	—	70,955	—		70,955

Total Assets	$908,727,247	$1,130,277,930	$6,522		$2,039,011,699

Liabilities:
Forward Currency Contracts	$—	$(347,424)	$—		$(347,424)
Futures	(2,438,742)	—	—		(2,438,742)

Total Liabilities	$(2,438,742)	$(347,424)	$—		$(2,786,166)

Total	$906,288,505	$1,129,930,506	$6,522		$2,036,225,533

(a)	A security with a market value of $531,576 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $248,924 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $562,384 transferred from Level 3 to Level 2 at the end of the period due to active trading.

†	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$193,136,975
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$392,044,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$725,188,800
Aggregate gross unrealized depreciation	(67,593,239)

Net unrealized appreciation	$657,595,561

Federal income tax cost of investments	$1,380,336,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.2%)
AGL Energy Ltd.	47,932	$568,231
ALS Ltd.	27,370	126,289
Alumina Ltd.*	188,992	280,475
Amcor Ltd.	87,903	871,996
AMP Ltd.	213,599	1,021,111
APA Group	60,212	392,227
Asciano Ltd.	71,096	376,601
ASX Ltd.	13,989	439,216
Aurizon Holdings Ltd.	147,804	586,226
AusNet Services*	127,520	152,402
Australia & New Zealand Banking Group Ltd.	195,747	5,299,264
Bank of Queensland Ltd.	25,250	257,333
Bendigo & Adelaide Bank Ltd.	30,589	319,244
BHP Billiton Ltd.	678,088	20,108,617
BHP Billiton Ltd. (ADR)	47,495	2,796,506
BHP Billiton plc	150,770	4,191,816
Boral Ltd.	53,481	232,722
Brambles Ltd.	113,391	945,141
Caltex Australia Ltd.	9,625	235,877
CFS Retail Property Trust Group (REIT)	153,472	268,073
Coca-Cola Amatil Ltd.	41,361	317,956
Cochlear Ltd.	4,186	254,758
Commonwealth Bank of Australia	115,219	7,595,255
Computershare Ltd.	34,707	369,515
Crown Resorts Ltd.	26,242	317,071
CSL Ltd.	34,054	2,211,451
Dexus Property Group (REIT)	386,312	375,441
Federation Centres (REIT)	100,540	227,112
Flight Centre Travel Group Ltd.	3,821	143,019
Fortescue Metals Group Ltd.	112,258	342,041
Goodman Group (REIT)	123,752	560,175
GPT Group (REIT)	119,153	403,735
Harvey Norman Holdings Ltd.	34,572	109,878
Iluka Resources Ltd.	30,688	211,189
Incitec Pivot Ltd.	118,224	280,515
Insurance Australia Group Ltd.	162,371	870,043
Leighton Holdings Ltd.	7,662	129,473
Lend Lease Group	39,654	497,871
Macquarie Group Ltd.	20,891	1,053,385
Metcash Ltd.	64,584	148,717
Mirvac Group (REIT)	264,418	398,199
National Australia Bank Ltd.	167,714	4,778,238
Newcrest Mining Ltd.*	55,664	514,171
Orica Ltd.	26,498	438,486
Origin Energy Ltd.	79,720	1,044,889
Qantas Airways Ltd.*	83,746	101,920
QBE Insurance Group Ltd.	94,409	963,813
Ramsay Health Care Ltd.	9,544	418,565
REA Group Ltd.	3,303	125,163
Santos Ltd.	70,075	838,711
Scentre Group (REIT)*	372,116	1,068,644
Seek Ltd.	23,177	328,943
Sonic Healthcare Ltd.	27,353	420,064
Stockland Corp., Ltd. (REIT)	161,292	557,816
Suncorp Group Ltd.	90,908	1,117,507
Sydney Airport	72,665	271,665
Tabcorp Holdings Ltd.	54,937	173,641
Tatts Group Ltd.	101,173	279,033
Telstra Corp., Ltd.	314,108	1,457,591
Toll Holdings Ltd.	48,812	241,039
TPG Telecom Ltd.	19,853	118,895
Transurban Group	125,446	847,920
Treasury Wine Estates Ltd.	47,181	175,152
Wesfarmers Ltd.	81,800	3,019,499
Westfield Corp. (REIT)	142,270	928,006
Westpac Banking Corp.	222,299	6,255,533
Woodside Petroleum Ltd.	50,730	1,803,316
Woolworths Ltd.	90,133	2,702,082
WorleyParsons Ltd.	15,240	204,688

		87,481,156

Austria (0.4%)
Andritz AG	5,244	279,641
Conwert Immobilien Invest SE*	134,652	1,535,582
Erste Group Bank AG	110,706	2,535,767
Immofinanz AG*	67,638	191,962
OMV AG	10,677	359,323
Raiffeisen Bank International AG	8,452	183,829
Schoeller-Bleckmann Oilfield Equipment AG	37,595	3,668,167
Telekom Austria AG	7,634	68,797
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,900	130,965
Voestalpine AG	7,917	312,986

		9,267,019

Belgium (0.7%)
Ageas	15,976	530,392
Anheuser-Busch InBev N.V.	57,486	6,398,190
Belgacom S.A.	11,117	386,979
Colruyt S.A.	5,385	237,271
Delhaize Group S.A.	7,419	516,131
Groupe Bruxelles Lambert S.A.	5,842	535,401
KBC Groep N.V.*	58,125	3,095,534
Solvay S.A.	4,314	664,208
Telenet Group Holding N.V.*	3,785	217,519
UCB S.A.	8,754	794,759
Umicore S.A.	7,478	327,131

		13,703,515

Bermuda (0.4%)
Everest Reinsurance Group Ltd.	30,358	4,918,300
Nabors Industries Ltd.	133,959	3,048,907
Seadrill Ltd.	27,221	730,017

		8,697,224

Brazil (0.8%)
AMBEV S.A. (ADR)	219,139	1,435,361
Banco Bradesco S.A. (ADR)	146,633	2,089,520
Banco do Brasil S.A.	210,500	2,189,492
BM&F Bovespa S.A.	204,427	937,888
Itau Unibanco Holding S.A. (Preference) (ADR)	131,644	1,827,219
Lojas Renner S.A.	21,375	618,087
M Dias Branco S.A.	38,268	1,534,785
Vale S.A. (ADR)	489,211	5,386,213

		16,018,565

Canada (4.0%)
Agrium, Inc.	17,500	1,557,500
Brookfield Asset Management, Inc., Class A	81,009	3,642,165
Canadian National Railway Co.	366,452	26,003,434
Canadian Natural Resources Ltd.	224,752	8,729,368
Canadian Pacific Railway Ltd. (New York Exchange)	24,935	5,173,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Pacific Railway Ltd. (Toronto Exchange)	75,657	$15,701,555
Cenovus Energy, Inc.	38,151	1,025,499
Dollarama, Inc.	19,072	1,617,786
Finning International, Inc.	40,822	1,151,450
Potash Corp. of Saskatchewan, Inc.	150,472	5,210,326
Rogers Communications, Inc., Class B	42,109	1,575,719
Suncor Energy, Inc. (New York Exchange)	282,537	10,213,713
Suncor Energy, Inc. (Toronto Exchange)	48,295	1,747,753

		83,349,532

Chile (0.0%)
Banco Santander Chile S.A. (ADR)	23,067	509,550

China (0.9%)
Anhui Conch Cement Co., Ltd., Class H	781,000	2,494,420
China Oilfield Services Ltd., Class H	1,703,500	4,497,415
China Shipping Container Lines Co., Ltd., Class H*	6,052,000	1,628,966
Guangzhou Automobile Group Co., Ltd., Class H	1,350,068	1,305,758
Industrial & Commercial Bank of China Ltd., Class H	3,036,135	1,892,489
Mindray Medical International Ltd. (ADR)	92,875	2,801,110
Want Want China Holdings Ltd.	1,420,000	1,770,234
Weichai Power Co., Ltd., Class H	776,080	2,803,537
Yangzijiang Shipbuilding Holdings Ltd.	143,834	133,044

		19,326,973

Colombia (0.1%)
Bancolombia S.A. (ADR)	42,599	2,416,215

Czech Republic (0.1%)
Komercni Banka A/S	8,814	2,097,207

Denmark (1.1%)
A. P. Moller - Maersk A/S, Class A	252	582,372
A. P. Moller - Maersk A/S, Class B	517	1,228,122
Carlsberg A/S, Class B	43,061	3,828,586
Chr Hansen Holding A/S	39,458	1,525,148
Coloplast A/S, Class B	7,909	662,936
Danske Bank A/S	46,802	1,272,184
DSV A/S	12,846	361,825
Novo Nordisk A/S, Class B	212,662	10,175,647
Novozymes A/S, Class B	16,835	730,410
Pandora A/S	7,997	627,027
TDC A/S	57,084	433,538
Tryg A/S	1,797	186,605
Vestas Wind Systems A/S*	16,097	629,290
William Demant Holding A/S*	1,806	138,540

		22,382,230

Finland (0.4%)
Elisa Oyj	10,074	267,458
Fortum Oyj	31,272	762,708
Kone Oyj, Class B	34,106	1,370,729
Metso Oyj	8,139	289,895
Neste Oil Oyj	9,664	198,960
Nokia Oyj	265,495	2,265,177
Nokian Renkaat Oyj	8,249	248,803
Orion Oyj, Class B	7,351	287,825
Sampo Oyj, Class A	31,839	1,544,227
Stora Enso Oyj, Class R	40,320	336,367
UPM-Kymmene Oyj	38,145	544,905
Wartsila Oyj Abp	10,632	475,781

		8,592,835

France (6.1%)
Accor S.A.	12,284	544,820
Aeroports de Paris S.A.	2,136	255,678
Air Liquide S.A.	42,706	5,208,968
Airbus Group N.V.	41,606	2,618,064
Alcatel-Lucent*	199,716	619,781
Alstom S.A.*	15,618	534,189
Arkema S.A.	4,044	271,325
AtoS	5,499	398,464
AXA S.A.‡	129,570	3,192,878
BNP Paribas S.A.	75,505	5,008,653
Bollore S.A.	373	211,909
Bouygues S.A.	13,884	450,066
Bureau Veritas S.A.	16,031	354,238
Cap Gemini S.A.	10,419	747,867
Carrefour S.A.	43,918	1,356,812
Casino Guichard Perrachon S.A.	4,109	442,540
Christian Dior S.A.	3,972	665,734
Cie de Saint-Gobain S.A.	31,571	1,444,898
Cie Generale des Etablissements Michelin	13,277	1,252,347
CNP Assurances S.A.	11,686	220,072
Credit Agricole S.A.	70,601	1,065,167
Danone S.A.	133,642	8,946,216
Dassault Systemes S.A.	35,176	2,259,661
Edenred	14,604	360,334
Electricite de France S.A.	17,528	574,943
Essilor International S.A.	29,651	3,255,963
Eurazeo S.A.	2,454	176,611
Eutelsat Communications S.A.	10,595	342,111
Fonciere des Regions (REIT)	2,118	190,871
GDF Suez S.A.	103,111	2,586,454
Gecina S.A. (REIT)	1,791	234,695
Groupe Eurotunnel S.A. (Registered)	33,654	411,125
ICADE (REIT)	2,591	218,509
Iliad S.A.	1,811	383,365
Imerys S.A.	2,572	189,651
J.C. Decaux S.A.	5,022	158,544
Kering	5,347	1,078,201
Klepierre S.A. (REIT)	7,359	322,250
Lafarge S.A.	13,201	950,724
Lagardere S.C.A.	8,377	224,202
Legrand S.A.	43,549	2,265,913
L’Oreal S.A.	31,463	4,995,235
LVMH Moet Hennessy Louis Vuitton S.A.	52,692	8,565,324
Natixis S.A.	66,563	458,026
Orange S.A.	133,120	2,001,674
Pernod-Ricard S.A.	58,717	6,647,927
Peugeot S.A.*	28,158	361,162
Publicis Groupe S.A.	39,329	2,700,802
Remy Cointreau S.A.	1,761	126,781
Renault S.A.	13,757	996,501
Rexel S.A.	18,834	351,472
Safran S.A.	19,294	1,252,094
Sanofi S.A.	84,759	9,587,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	85,967	$6,601,702
SCOR SE	10,972	342,782
Societe BIC S.A.	2,052	264,621
Societe Generale S.A.	105,357	5,378,736
Sodexo S.A.	32,659	3,196,046
Suez Environnement Co. S.A.	20,204	341,822
Technip S.A.	24,402	2,052,983
Thales S.A.	6,620	352,642
Total S.A.	152,980	9,941,240
Unibail-Rodamco SE (REIT)	6,994	1,799,439
Valeo S.A.	5,362	596,723
Vallourec S.A.	7,638	351,254
Veolia Environnement S.A.	28,898	510,265
Vinci S.A.	34,383	1,997,880
Vivendi S.A.*	86,358	2,085,504
Wendel S.A.	2,311	262,001
Zodiac Aerospace	13,397	427,342

		126,542,626

Germany (5.1%)
adidas AG	30,414	2,276,053
Allianz SE (Registered)	32,619	5,287,947
Axel Springer SE	2,995	164,894
BASF SE	107,587	9,869,528
BASF SE (ADR)	6,500	595,205
Bayer AG (Registered)	102,410	14,344,799
Bayerische Motoren Werke (BMW) AG	23,703	2,545,335
Bayerische Motoren Werke (BMW) AG (Preference)	3,847	313,062
Beiersdorf AG	7,331	612,418
Brenntag AG	62,829	3,087,749
Celesio AG	3,338	111,051
Commerzbank AG*	70,133	1,048,805
Continental AG	7,901	1,503,390
Daimler AG (Registered)	68,844	5,280,681
Deutsche Bank AG (Registered)	99,163	3,478,758
Deutsche Boerse AG	13,748	926,044
Deutsche Lufthansa AG (Registered)	16,696	263,704
Deutsche Post AG (Registered)	68,867	2,208,485
Deutsche Telekom AG (Registered)	222,099	3,366,266
Deutsche Wohnen AG	20,330	434,468
E.ON SE	142,499	2,608,859
Fraport AG Frankfurt Airport Services Worldwide	2,551	167,739
Fresenius Medical Care AG & Co. KGaA	36,987	2,583,419
Fresenius SE & Co. KGaA	27,255	1,349,265
Fuchs Petrolub SE (Preference)	5,196	197,541
GEA Group AG	13,137	573,194
Hannover Rueck SE	4,378	354,007
HeidelbergCement AG	10,244	676,952
Henkel AG & Co. KGaA	8,386	783,697
Henkel AG & Co. KGaA (Preference)	12,751	1,273,273
Hochtief AG	1,686	116,079
Hugo Boss AG	2,286	285,730
Infineon Technologies AG	79,114	818,685
K+S AG (Registered)	12,562	356,281
Kabel Deutschland Holding AG	1,635	222,203
Lanxess AG	6,607	364,717
Linde AG	34,323	6,595,956
MAN SE	2,537	285,508
Merck KGaA	9,003	830,442
Metro AG*	11,342	373,609
Muenchener Rueckversicherungs AG (Registered)	12,263	2,424,769
OSRAM Licht AG*	6,465	240,845
Porsche Automobil Holding SE (Preference)	10,902	873,554
ProSiebenSat.1 Media AG (Registered)	15,333	611,008
RWE AG	35,007	1,364,272
SAP SE	91,148	6,573,608
Siemens AG (Registered)	56,255	6,705,260
Sky Deutschland AG*	30,768	261,499
Symrise AG	51,274	2,730,998
Telefonica Deutschland Holding AG*	40,832	213,512
ThyssenKrupp AG*	31,934	837,944
United Internet AG (Registered)	7,814	332,552
Volkswagen AG	2,036	422,509
Volkswagen AG (Preference)	11,499	2,387,715

		104,515,843

Hong Kong (1.7%)
AIA Group Ltd.	1,606,652	8,307,576
ASM Pacific Technology Ltd.	17,607	174,259
Bank of East Asia Ltd.	90,427	366,257
BOC Hong Kong Holdings Ltd.	269,543	859,152
Cathay Pacific Airways Ltd.	85,575	157,598
Cheung Kong Holdings Ltd.	98,899	1,629,031
Cheung Kong Infrastructure Holdings Ltd.	44,340	311,214
CLP Holdings Ltd.	134,564	1,080,519
Dairy Farm International Holdings Ltd.	70,919	675,768
First Pacific Co., Ltd.	163,250	170,086
Galaxy Entertainment Group Ltd.	164,000	952,549
Hang Lung Properties Ltd.	162,438	462,324
Hang Seng Bank Ltd.	55,774	895,705
Henderson Land Development Co., Ltd.	74,809	484,606
HKT Trust and HKT Ltd.	184,080	222,370
Hong Kong & China Gas Co., Ltd.	436,536	946,736
Hong Kong Exchanges and Clearing Ltd.	79,327	1,707,121
Hutchison Whampoa Ltd.	153,571	1,859,105
Hysan Development Co., Ltd.	44,907	207,623
Kerry Properties Ltd.	46,732	157,080
Li & Fung Ltd.	2,221,503	2,523,379
Link REIT (REIT)	165,999	956,677
MTR Corp., Ltd.	105,618	413,503
New World Development Co., Ltd.	360,842	420,100
Noble Group Ltd.	309,433	315,327
NWS Holdings Ltd.	111,475	198,405
Orient Overseas International Ltd.	612,700	3,392,995
PCCW Ltd.	300,559	188,893
Power Assets Holdings Ltd.	96,496	853,133
Shangri-La Asia Ltd.	111,025	164,718
Sino Land Co., Ltd.	217,151	335,591
SJM Holdings Ltd.	140,000	266,844
Sun Hung Kai Properties Ltd.	115,278	1,634,559
Swire Pacific Ltd., Class A	45,331	583,798
Swire Properties Ltd.	84,800	264,289
Techtronic Industries Co.	98,000	283,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Holdings Ltd.	110,330	$784,332
Wheelock & Co., Ltd.	67,116	320,676
Yue Yuen Industrial Holdings Ltd.	53,199	161,347

		35,688,586

India (0.6%)
HDFC Bank Ltd. (ADR)	59,923	2,791,213
ICICI Bank Ltd. (ADR)	175,367	8,610,520

		11,401,733

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	2,891,500	1,661,100

Ireland (1.6%)
Accenture plc, Class A	59,020	4,799,507
Bank of Ireland*	1,879,481	735,902
CRH plc	52,974	1,211,618
Experian plc	238,679	3,805,500
ICON plc*	112,618	6,445,128
James Hardie Industriesplc (CDI)	31,906	334,386
Kerry Group plc (BATS Eaurope Exchange), Class A	6,773	477,520
Kerry Group plc (Irish Stock Exchange), Class A	4,625	327,889
Paddy Power plc	18,678	1,348,946
Shire plc	146,624	12,693,153

		32,179,549

Israel (0.4%)
Bank Hapoalim B.M.	76,779	432,995
Bank Leumi Le-Israel B.M.*	91,672	371,373
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	229,707
Delek Group Ltd.	352	133,328
Israel Chemicals Ltd.	32,322	232,567
Israel Corp., Ltd.*	191	107,507
Mizrahi Tefahot Bank Ltd.*	9,544	114,099
NICE-Systems Ltd.	4,191	169,782
NICE-Systems Ltd. (ADR)	62,445	2,547,132
Teva Pharmaceutical Industries Ltd.	60,875	3,284,286

		7,622,776

Italy (1.2%)
Assicurazioni Generali S.p.A.	84,269	1,773,223
Atlantia S.p.A.	29,143	719,617
Banca Monte dei Paschi di Siena S.p.A.*	313,289	413,111
Banco Popolare SC*	24,654	362,149
Enel Green Power S.p.A.	124,500	318,588
Enel S.p.A.	469,513	2,491,863
Eni S.p.A.	181,875	4,334,764
Exor S.p.A.	6,556	254,544
Fiat S.p.A.*	63,614	613,856
Finmeccanica S.p.A.*	30,756	299,311
Intesa Sanpaolo S.p.A.	898,110	2,706,750
Luxottica Group S.p.A.	12,005	625,015
Mediobanca S.p.A.*	42,078	361,929
Pirelli & C. S.p.A.	16,829	232,964
Prysmian S.p.A.	112,884	2,097,324
Saipem S.p.A.*	104,998	2,233,283
Snam S.p.A.	146,915	812,757
Telecom Italia S.p.A.*	726,735	832,997
Telecom Italia S.p.A. (RNC)	435,206	386,705
Terna Rete Elettrica Nazionale S.p.A.	109,320	549,821
UniCredit S.p.A.	316,240	2,500,413
Unione di Banche Italiane S.c.p.A.	61,603	518,199
UnipolSai S.p.A.	60,509	171,194

		25,610,377

Japan (11.4%)
ABC-Mart, Inc.	1,940	99,056
Acom Co., Ltd.*	27,600	92,357
Advantest Corp.	10,298	132,768
Aeon Co., Ltd.	44,052	438,612
AEON Financial Service Co., Ltd.	82,738	1,770,559
Aeon Mall Co., Ltd.	7,968	152,059
Air Water, Inc.	11,000	163,684
Aisin Seiki Co., Ltd.	13,938	502,619
Ajinomoto Co., Inc.	41,168	685,039
Alfresa Holdings Corp.	11,064	159,491
Amada Co., Ltd.	26,148	249,142
ANA Holdings, Inc.	85,302	198,409
Aozora Bank Ltd.	79,918	270,340
Asahi Glass Co., Ltd.	73,752	399,844
Asahi Group Holdings Ltd.	28,187	815,476
Asahi Kasei Corp.	92,078	747,538
Asics Corp.	11,848	266,938
Astellas Pharma, Inc.	151,650	2,257,985
Bandai Namco Holdings, Inc.	12,619	323,889
Bank of Kyoto Ltd.	24,082	200,034
Bank of Yokohama Ltd.	83,700	460,340
Benesse Holdings, Inc.	4,374	143,573
Bridgestone Corp.	46,864	1,547,676
Brother Industries Ltd.	16,715	309,229
Calbee, Inc.	5,000	163,665
Canon, Inc.	81,130	2,641,210
Casio Computer Co., Ltd.	14,127	235,461
Central Japan Railway Co.	10,500	1,418,350
Chiba Bank Ltd.	54,672	380,349
Chiyoda Corp.	11,000	121,459
Chubu Electric Power Co., Inc.*	46,754	536,707
Chugai Pharmaceutical Co., Ltd.	16,347	473,232
Chugoku Bank Ltd.	10,911	160,270
Chugoku Electric Power Co., Inc.	21,662	277,700
Citizen Holdings Co., Ltd.	19,652	128,833
Credit Saison Co., Ltd.	11,016	212,234
Dai Nippon Printing Co., Ltd.	41,162	412,652
Daicel Corp.	19,955	216,698
Daido Steel Co., Ltd.	21,519	85,742
Daihatsu Motor Co., Ltd.	13,900	220,651
Dai-ichi Life Insurance Co., Ltd.	72,800	1,080,633
Daiichi Sankyo Co., Ltd.	45,787	718,481
Daikin Industries Ltd.	17,023	1,055,139
Daito Trust Construction Co., Ltd.	5,238	618,722
Daiwa House Industry Co., Ltd.	41,658	747,318
Daiwa Securities Group, Inc.	120,476	954,471
DeNA Co., Ltd.	7,500	95,395
Denso Corp.	155,412	7,163,051
Dentsu, Inc.	15,074	573,822
Don Quijote Holdings Co., Ltd.	3,800	217,935
East Japan Railway Co.	24,025	1,800,643
Eisai Co., Ltd.	18,354	742,193
Electric Power Development Co., Ltd.	8,603	281,210
FamilyMart Co., Ltd.	4,104	156,601
FANUC Corp.	13,744	2,482,504
Fast Retailing Co., Ltd.	3,816	1,277,103
Fuji Electric Co., Ltd.	41,288	199,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Heavy Industries Ltd.	41,080	$1,358,159
Fujifilm Holdings Corp.	32,868	1,009,940
Fujitsu Ltd.	135,742	835,431
Fukuoka Financial Group, Inc.	54,983	262,194
Gree, Inc.	7,600	51,833
GungHo Online Entertainment, Inc.	25,000	119,216
Gunma Bank Ltd.	25,274	145,641
Hachijuni Bank Ltd.	29,088	174,780
Hakuhodo DY Holdings, Inc.	16,060	162,540
Hamamatsu Photonics KK	4,900	232,770
Hankyu Hanshin Holdings, Inc.	84,000	489,410
Hikari Tsushin, Inc.	1,100	78,131
Hino Motors Ltd.	18,830	263,371
Hirose Electric Co., Ltd.	2,166	267,405
Hiroshima Bank Ltd.	35,000	172,008
Hisamitsu Pharmaceutical Co., Inc.	4,267	153,289
Hitachi Chemical Co., Ltd.	7,688	136,691
Hitachi Construction Machinery Co., Ltd.	7,451	150,005
Hitachi High-Technologies Corp.	4,018	115,402
Hitachi Ltd.	778,211	5,942,573
Hitachi Metals Ltd.	16,386	295,224
Hokuhoku Financial Group, Inc.	86,000	168,589
Hokuriku Electric Power Co.	11,638	152,910
Honda Motor Co., Ltd.	252,004	8,731,390
Hoya Corp.	31,702	1,064,875
Hulic Co., Ltd.	15,800	167,112
Ibiden Co., Ltd.	7,834	152,573
Idemitsu Kosan Co., Ltd.	5,960	126,509
IHI Corp.	95,834	496,318
Iida Group Holdings Co., Ltd.	11,300	138,269
INPEX Corp.	239,200	3,379,443
Isetan Mitsukoshi Holdings Ltd.	22,848	297,488
Isuzu Motors Ltd.	43,069	608,680
ITOCHU Corp.	107,632	1,315,039
ITOCHU Techno-Solutions Corp.	1,834	77,089
Iyo Bank Ltd.	17,578	177,904
J. Front Retailing Co., Ltd.	16,534	216,333
Japan Airlines Co., Ltd.	9,158	250,504
Japan Display, Inc.*	24,000	115,760
Japan Exchange Group, Inc.	18,300	434,328
Japan Prime Realty Investment Corp. (REIT)	54	194,484
Japan Real Estate Investment Corp. (REIT)	86	442,252
Japan Retail Fund Investment Corp. (REIT)	164	330,467
Japan Tobacco, Inc.	206,700	6,722,579
JFE Holdings, Inc.	35,776	713,889
JGC Corp.	15,326	418,382
Joyo Bank Ltd.	49,480	243,622
JSR Corp.	12,918	225,321
JTEKT Corp.	14,982	250,531
JX Holdings, Inc.	163,622	754,146
Kajima Corp.	59,739	285,963
Kakaku.com, Inc.	9,900	140,636
Kamigumi Co., Ltd.	15,704	148,628
Kaneka Corp.	17,644	98,617
Kansai Electric Power Co., Inc.*	50,623	478,420
Kansai Paint Co., Ltd.	16,452	245,711
Kao Corp.	36,767	1,433,636
Kawasaki Heavy Industries Ltd.	103,840	414,697
KDDI Corp.	41,500	2,494,730
Keikyu Corp.	33,466	279,506
Keio Corp.	42,347	313,138
Keisei Electric Railway Co., Ltd.	18,955	190,457
Keyence Corp.	3,283	1,426,799
Kikkoman Corp.	9,823	208,775
Kintetsu Corp.	126,980	427,222
Kirin Holdings Co., Ltd.	58,891	782,081
Kobe Steel Ltd.	206,095	334,487
Koito Manufacturing Co., Ltd.	6,700	181,986
Komatsu Ltd.	67,472	1,560,453
Konami Corp.	6,888	143,569
Konica Minolta, Inc.	34,036	367,437
Kubota Corp.	80,508	1,271,758
Kuraray Co., Ltd.	25,292	296,563
Kurita Water Industries Ltd.	7,114	158,723
Kyocera Corp.	22,508	1,048,903
Kyowa Hakko Kirin Co., Ltd.	15,267	187,227
Kyushu Electric Power Co., Inc.	31,188	336,122
Lawson, Inc.	32,080	2,243,479
LIXIL Group Corp.	19,323	412,800
M3, Inc.	13,400	215,035
Mabuchi Motor Co., Ltd.	1,852	161,433
Makita Corp.	8,146	460,499
Marubeni Corp.	119,668	819,209
Marui Group Co., Ltd.	16,786	138,206
Maruichi Steel Tube Ltd.	3,516	86,333
Mazda Motor Corp.	38,935	975,904
McDonald’s Holdings Co. Japan Ltd.	5,080	125,663
Medipal Holdings Corp.	9,622	116,947
MEIJI Holdings Co., Ltd.	4,416	349,093
Miraca Holdings, Inc.	4,200	173,668
Mitsubishi Chemical Holdings Corp.	97,859	481,465
Mitsubishi Corp.	101,484	2,078,259
Mitsubishi Electric Corp.	137,371	1,829,317
Mitsubishi Estate Co., Ltd.	90,011	2,025,914
Mitsubishi Gas Chemical Co., Inc.	25,711	163,866
Mitsubishi Heavy Industries Ltd.	218,256	1,404,162
Mitsubishi Logistics Corp.	8,008	114,927
Mitsubishi Materials Corp.	80,819	261,598
Mitsubishi Motors Corp.	43,921	533,019
Mitsubishi Tanabe Pharma Corp.	16,090	236,050
Mitsubishi UFJ Financial Group, Inc.	910,316	5,147,736
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,700	176,067
Mitsui & Co., Ltd.	119,654	1,886,862
Mitsui Chemicals, Inc.*	59,288	164,877
Mitsui Fudosan Co., Ltd.	65,427	2,004,121
Mitsui O.S.K. Lines Ltd.	78,575	250,752
Mizuho Financial Group, Inc.	1,641,452	2,931,939
MS&AD Insurance Group Holdings, Inc.	36,936	805,739
Murata Manufacturing Co., Ltd.	14,371	1,633,976
Nabtesco Corp.	8,100	194,164
Nagoya Railroad Co., Ltd.	57,000	228,676
NEC Corp.	184,742	638,406
Nexon Co., Ltd.	8,500	70,139
NGK Insulators Ltd.	18,267	435,044
NGK Spark Plug Co., Ltd.	12,948	380,737
NH Foods Ltd.	11,075	234,880
NHK Spring Co., Ltd.	11,375	111,494
Nidec Corp.	14,692	993,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nikon Corp.	24,959	$360,702
Nintendo Co., Ltd.	7,539	820,062
Nippon Building Fund, Inc. (REIT)	98	515,578
Nippon Electric Glass Co., Ltd.	26,022	126,699
Nippon Express Co., Ltd.	55,427	231,967
Nippon Paint Co., Ltd.	49,000	1,101,299
Nippon Prologis REIT, Inc. (REIT)	90	209,337
Nippon Steel & Sumitomo Metal Corp.	1,513,293	3,926,904
Nippon Telegraph & Telephone Corp.	26,879	1,671,681
Nippon Yusen KK	114,442	301,561
Nissan Motor Co., Ltd.	173,848	1,694,493
Nisshin Seifun Group, Inc.	13,861	136,999
Nissin Foods Holdings Co., Ltd.	4,006	208,199
Nitori Holdings Co., Ltd.	4,750	294,073
Nitto Denko Corp.	34,611	1,898,201
NOK Corp.	6,764	155,170
Nomura Holdings, Inc.	257,308	1,533,877
Nomura Real Estate Holdings, Inc.	8,775	150,737
Nomura Research Institute Ltd.	7,188	232,336
NSK Ltd.	33,970	483,494
NTT Data Corp.	9,000	324,139
NTT DOCOMO, Inc.	110,000	1,835,924
NTT Urban Development Corp.	7,500	78,915
Obayashi Corp.	46,666	319,546
Obic Co., Ltd.	85,200	3,045,215
Odakyu Electric Railway Co., Ltd.	46,103	421,621
Oji Holdings Corp.	55,612	210,431
Olympus Corp.*	17,052	611,804
Omron Corp.	14,844	674,020
Ono Pharmaceutical Co., Ltd.	5,975	530,627
Oracle Corp. Japan	2,840	110,829
Oriental Land Co., Ltd.	3,586	677,964
ORIX Corp.	94,810	1,307,933
Osaka Gas Co., Ltd.	136,868	549,968
Otsuka Corp.	3,117	123,913
Otsuka Holdings Co., Ltd.	27,900	961,587
Panasonic Corp.	158,486	1,885,069
Park24 Co., Ltd.	7,500	119,672
Rakuten, Inc.	56,100	646,039
Resona Holdings, Inc.	155,959	879,371
Ricoh Co., Ltd.	50,380	541,123
Rinnai Corp.	2,384	198,024
Rohm Co., Ltd.	6,926	435,736
Sankyo Co., Ltd.	3,898	139,678
Sanrio Co., Ltd.	2,900	84,085
Santen Pharmaceutical Co., Ltd.	5,331	298,449
SBI Holdings, Inc.	14,660	164,144
Secom Co., Ltd.	82,327	4,903,964
Sega Sammy Holdings, Inc.	13,475	216,853
Seibu Holdings, Inc.	6,100	121,805
Seiko Epson Corp.	9,300	446,875
Sekisui Chemical Co., Ltd.	31,214	358,032
Sekisui House Ltd.	37,970	447,296
Seven & I Holdings Co., Ltd.	54,312	2,106,617
Seven Bank Ltd.	42,600	173,624
Sharp Corp.*	101,938	289,990
Shikoku Electric Power Co., Inc.*	13,143	168,489
Shimadzu Corp.	17,140	148,310
Shimamura Co., Ltd.	1,746	160,471
Shimano, Inc.	5,736	697,682
Shimizu Corp.	43,910	346,315
Shin-Etsu Chemical Co., Ltd.	28,664	1,873,385
Shinsei Bank Ltd.	122,173	261,779
Shionogi & Co., Ltd.	21,607	495,676
Shiseido Co., Ltd.	26,022	429,330
Shizuoka Bank Ltd.	36,724	378,039
Showa Shell Sekiyu KK	13,975	133,283
SMC Corp.	3,948	1,088,917
SoftBank Corp.	97,172	6,812,451
Sompo Japan Nipponkoa
Holdings, Inc.	23,927	580,531
Sony Corp.	73,464	1,333,639
Sony Financial Holdings, Inc.	12,500	202,188
Stanley Electric Co., Ltd.	10,084	218,092
Sumitomo Chemical Co., Ltd.	107,158	382,027
Sumitomo Corp.	80,028	883,281
Sumitomo Dainippon Pharma Co. Ltd.	12,092	154,023
Sumitomo Electric Industries Ltd.	54,960	812,060
Sumitomo Heavy Industries Ltd.	37,784	212,562
Sumitomo Metal Mining Co., Ltd.	37,784	531,922
Sumitomo Mitsui Financial Group, Inc.	90,552	3,691,434
Sumitomo Mitsui Trust Holdings, Inc.	238,338	992,034
Sumitomo Realty & Development Co., Ltd.	25,526	908,276
Sumitomo Rubber Industries Ltd.	11,936	169,667
Sundrug Co., Ltd.	34,900	1,551,288
Suntory Beverage & Food Ltd.	9,900	351,137
Suruga Bank Ltd.	13,890	276,850
Suzuken Co., Ltd.	5,006	144,235
Suzuki Motor Corp.	26,636	882,928
Sysmex Corp.	10,200	410,139
T&D Holdings, Inc.	41,968	538,974
Taiheiyo Cement Corp.	86,000	324,632
Taisei Corp.	71,183	401,753
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	162,354
Taiyo Nippon Sanso Corp.	17,392	153,345
Takashimaya Co., Ltd.	17,955	150,123
Takeda Pharmaceutical Co., Ltd.	56,523	2,457,275
TDK Corp.	8,971	500,593
Teijin Ltd.	64,250	155,243
Terumo Corp.	22,100	529,755
THK Co., Ltd.	8,308	206,800
Tobu Railway Co., Ltd.	75,991	382,467
Toho Co., Ltd.	8,646	195,506
Toho Gas Co., Ltd.	28,592	161,111
Tohoku Electric Power Co., Inc.	32,759	372,170
Tokio Marine Holdings, Inc.	50,015	1,551,639
Tokyo Electric Power Co., Inc.*	105,158	368,185
Tokyo Electron Ltd.	12,436	811,642
Tokyo Gas Co., Ltd.	169,711	953,972
Tokyo Tatemono Co., Ltd.	29,000	234,538
Tokyu Corp.	82,011	537,642
Tokyu Fudosan Holdings Corp.	36,592	250,898
TonenGeneral Sekiyu KK	21,830	190,882
Toppan Printing Co., Ltd.	38,910	279,563
Toray Industries, Inc.	104,774	692,602
Toshiba Corp.	286,683	1,328,400
TOTO Ltd.	19,267	211,862
Toyo Seikan Group Holdings Ltd.	11,704	145,026
Toyo Suisan Kaisha Ltd.	6,756	224,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Toyoda Gosei Co., Ltd.	5,142	$100,332
Toyota Industries Corp.	11,718	566,268
Toyota Motor Corp.	224,236	13,213,925
Toyota Tsusho Corp.	15,414	375,530
Trend Micro, Inc.	7,582	256,478
Unicharm Corp.	131,082	2,988,562
United Urban Investment Corp. (REIT)	168	257,802
USS Co., Ltd.	15,610	239,114
West Japan Railway Co.	11,500	514,787
Yahoo! Japan Corp.	101,600	386,298
Yakult Honsha Co., Ltd.	6,307	331,236
Yamada Denki Co., Ltd.	66,820	194,961
Yamaguchi Financial Group, Inc.	16,763	158,345
Yamaha Corp.	11,779	153,903
Yamaha Motor Co., Ltd.	19,632	383,958
Yamato Holdings Co., Ltd.	26,236	488,359
Yamato Kogyo Co., Ltd.	2,954	98,579
Yamazaki Baking Co., Ltd.	6,571	84,718
Yaskawa Electric Corp.	16,140	218,536
Yokogawa Electric Corp.	15,303	201,203
Yokohama Rubber Co., Ltd.	15,000	129,793

		235,765,022

Luxembourg (0.6%)
Altice S.A.*	6,002	317,864
ArcelorMittal S.A.	69,271	953,671
Millicom International Cellular S.A. (SDR)	4,651	373,511
RTL Group S.A.	2,688	230,492
SES S.A. (FDR)	22,094	763,922
Tenaris S.A.	34,399	788,575
Tenaris S.A. (ADR)	217,595	9,911,452

		13,339,487

Macau (0.1%)
MGM China Holdings Ltd.	66,800	192,274
Sands China Ltd.	173,200	903,379
Wynn Macau Ltd.	112,400	357,544

		1,453,197

Mexico (0.0%)
Fresnillo plc	15,706	193,510

Netherlands (2.7%)
Aegon N.V.	131,556	1,085,369
Akzo Nobel N.V.	38,483	2,636,873
ASML Holding N.V.	25,448	2,533,440
Core Laboratories N.V.	87,376	12,787,478
Corio N.V. (REIT)	5,041	247,200
Delta Lloyd N.V.	14,038	338,568
Fugro N.V. (CVA)	5,111	154,705
Gemalto N.V.	5,759	528,667
Heineken Holding N.V.	7,288	482,072
Heineken N.V.	16,417	1,228,371
ING Groep N.V. (CVA)*	275,343	3,933,301
Koninklijke Ahold N.V.	66,449	1,075,962
Koninklijke Boskalis Westminster N.V.	5,591	314,811
Koninklijke DSM N.V.	12,425	766,701
Koninklijke KPN N.V.*	233,118	746,993
Koninklijke Philips N.V.	68,606	2,189,283
Koninklijke Vopak N.V.	5,178	279,425
OCI*	6,525	201,543
QIAGEN N.V.*	17,373	395,632
Randstad Holding N.V.	8,965	417,375
Royal Dutch Shell plc, Class A	342,090	13,084,014
Royal Dutch Shell plc, Class B	174,842	6,907,557
TNT Express N.V.	30,276	191,736
Unilever N.V. (N.Y. Shares)	61,315	2,432,979
Wolters Kluwer N.V.	21,914	584,569
Ziggo N.V.*	10,898	510,533

		56,055,157

New Zealand (0.1%)
Auckland International Airport Ltd.	67,461	202,754
Contact Energy Ltd.	28,027	130,838
Fletcher Building Ltd.	49,712	340,731
Ryman Healthcare Ltd.	26,269	160,159
Spark New Zealand Ltd.	133,434	309,371
Xero Ltd.*	4,559	76,874

		1,220,727

Norway (0.9%)
Aker Solutions ASA*	11,544	114,995
DNB ASA	365,014	6,834,691
Gjensidige Forsikring ASA	14,365	303,857
Norsk Hydro ASA	608,959	3,406,512
Orkla ASA	55,899	505,503
Statoil ASA	79,550	2,169,292
Statoil ASA (ADR)	135,391	3,677,220
Telenor ASA	53,782	1,180,320
Yara International ASA	12,783	641,861
Yara International ASA (ADR)	5,000	251,150

		19,085,401

Panama (0.2%)
Copa Holdings S.A., Class A	32,521	3,489,178

Peru (0.2%)
Credicorp Ltd.	22,514	3,453,423

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	2,519,983	329,745
EDP - Energias de Portugal S.A.	163,390	713,007
Galp Energia SGPS S.A.	27,021	439,239
Jeronimo Martins SGPS S.A.	63,890	703,510

		2,185,501

Russia (0.1%)
Sberbank of Russia (ADR)‡	181,686	1,429,505

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	150,522	265,481
CapitaCommercial Trust (REIT)	143,000	178,792
CapitaLand Ltd.	184,502	462,810
CapitaMall Trust (REIT)	171,267	256,424
City Developments Ltd.	29,280	220,799
ComfortDelGro Corp., Ltd.	146,550	275,707
DBS Group Holdings Ltd.	328,860	4,748,453
Genting Singapore plc	442,938	395,821
Global Logistic Properties Ltd.	225,000	477,973
Golden Agri-Resources Ltd.	534,113	215,621
Hutchison Port Holdings Trust, Class U	383,000	268,100
Jardine Cycle & Carriage Ltd.	7,449	250,558
Keppel Corp., Ltd.	95,485	785,916
Keppel Land Ltd.	50,000	137,180
Olam International Ltd.	23,000	42,369
Oversea-Chinese Banking Corp., Ltd.	209,752	1,601,461
Sembcorp Industries Ltd.	70,812	287,533
Sembcorp Marine Ltd.	59,626	174,807
Singapore Airlines Ltd.	39,682	306,084
Singapore Exchange Ltd.	55,302	313,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Press Holdings Ltd.	114,523	$377,045
Singapore Technologies Engineering Ltd.	112,019	320,506
Singapore Telecommunications Ltd.	554,119	1,650,586
StarHub Ltd.	45,724	147,670
United Overseas Bank Ltd.	90,176	1,583,399
UOL Group Ltd.	32,544	168,626
Wilmar International Ltd.	140,455	340,210

		16,253,354

South Africa (0.0%)
Investec plc	37,762	318,333

South Korea (0.6%)
Hyundai Mobis Co., Ltd.	12,349	3,007,527
NAVER Corp.	1,514	1,157,828
POSCO	9,024	2,809,177
Samsung Electronics Co., Ltd.	4,008	4,497,012

		11,471,544

Spain (1.9%)
Abertis Infraestructuras S.A.	29,316	579,111
ACS Actividades de Construccion y Servicios S.A.	12,441	478,008
Amadeus IT Holding S.A., Class A	172,219	6,442,978
Banco Bilbao Vizcaya Argentaria S.A.	421,173	5,080,774
Banco de Sabadell S.A.	244,958	725,220
Banco Popular Espanol S.A.	124,257	760,702
Banco Santander S.A.	861,369	8,280,403
Bankia S.A.*	324,604	605,967
CaixaBank S.A.*†	1,377	8,385
CaixaBank S.A.	125,352	763,289
Distribuidora Internacional de Alimentacion S.A.	41,467	297,699
Enagas S.A.	14,109	454,954
Ferrovial S.A.	29,777	577,499
Gas Natural SDG S.A.	25,393	747,613
Grifols S.A.	10,850	444,561
Iberdrola S.A.	363,779	2,605,201
Inditex S.A.	112,735	3,114,780
Mapfre S.A.	63,285	224,130
Red Electrica Corporacion S.A.	7,820	677,170
Repsol S.A.	70,189	1,666,662
Telefonica S.A.	292,919	4,533,999
Zardoya Otis S.A.	12,664	157,073

		39,226,178

Sweden (1.7%)
Alfa Laval AB	22,647	484,576
Assa Abloy AB, Class B	23,841	1,231,036
Atlas Copco AB, Class A	47,510	1,362,884
Atlas Copco AB, Class B	28,425	738,199
Boliden AB	20,141	326,845
Electrolux AB	17,401	460,345
Elekta AB, Class B	26,755	263,805
Getinge AB, Class B	166,786	4,208,943
Hennes & Mauritz AB, Class B	67,996	2,822,173
Hexagon AB, Class B	17,341	550,317
Husqvarna AB, Class B	28,238	199,967
Industrivarden AB, Class C	8,866	154,934
Investment AB Kinnevik, Class B	16,852	608,830
Investor AB, Class B	32,459	1,147,940
Lundin Petroleum AB*	16,155	273,354
Nordea Bank AB	217,112	2,825,224
Sandvik AB	77,313	872,128
Securitas AB, Class B	22,022	244,604
Skandinaviska Enskilda Banken AB, Class A	107,547	1,436,742
Skanska AB, Class B	27,555	570,117
SKF AB, Class B	28,563	596,514
Svenska Cellulosa AB S.C.A., Class B	42,377	1,010,682
Svenska Handelsbanken AB, Class A	35,728	1,680,939
Swedbank AB, Class A	64,770	1,630,919
Swedish Match AB	14,144	458,661
Tele2 AB, Class B	23,027	278,105
Telefonaktiebolaget LM Ericsson, Class B	432,268	5,487,216
TeliaSonera AB	165,621	1,145,759
Volvo AB, Class B	108,674	1,181,468

		34,253,226

Switzerland (8.3%)
ABB Ltd. (Registered)*	156,490	3,520,902
Actelion Ltd. (Registered)*	7,402	870,687
Adecco S.A. (Registered)*	12,054	818,793
Aryzta AG*	6,358	548,425
Baloise Holding AG (Registered)	3,464	444,475
Barry Callebaut AG (Registered)*	158	175,758
Chocoladefabriken Lindt & Spruengli AG	70	784,835
Cie Financiere Richemont S.A. (Registered)	56,880	4,668,009
Coca-Cola HBC AG (ADR)*	10,008	214,835
Coca-Cola HBC AG (CDI)*	4,506	97,374
Credit Suisse Group AG (Registered)*	108,676	3,013,149
Credit Suisse Group AG (ADR)*	87,881	2,429,031
EMS-Chemie Holding AG (Registered)	574	238,841
Geberit AG (Registered)	2,703	874,292
Givaudan S.A. (Registered)*	653	1,045,128
Glencore plc*	759,857	4,227,682
Holcim Ltd. (Registered)*	16,370	1,194,271
Julius Baer Group Ltd.*	65,448	2,937,516
Kuehne + Nagel International AG (Registered)	12,923	1,632,464
Lonza Group AG (Registered)*	3,757	454,130
Nestle S.A. (Registered)	372,637	27,419,869
Nestle S.A. (ADR)	107,170	7,890,927
Novartis AG (Registered)	188,615	17,810,456
Novartis AG (ADR)	164,014	15,438,638
Pargesa Holding S.A.	2,044	162,822
Partners Group Holding AG	1,261	332,190
Roche Holding AG	82,232	24,384,497
Schindler Holding AG	13,049	1,771,394
Schindler Holding AG (Registered)	1,471	196,298
SGS S.A. (Registered)	378	784,349
Sika AG	156	541,188
Sonova Holding AG (Registered)	23,690	3,786,628
STMicroelectronics N.V.	46,422	358,836
Sulzer AG (Registered)	1,742	214,397
Swatch Group AG	2,209	1,050,704
Swatch Group AG (Registered)	3,496	306,133
Swiss Life Holding AG (Registered)*	2,356	563,150
Swiss Prime Site AG (Registered)*	3,926	291,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Reinsurance AG*	25,059	$1,998,788
Swisscom AG (Registered)	1,624	922,824
Syngenta AG (Registered)	6,668	2,125,351
Syngenta AG (ADR)	12,559	795,864
Transocean Ltd. (Aquis Exchange)	25,680	830,895
Transocean Ltd. (New York Exchange)	77,099	2,464,855
UBS AG (Registered)*	470,836	8,216,327
Weatherford International plc*	747,416	15,546,253
Wolseley plc	19,317	1,015,257
Zurich Insurance Group AG*	10,666	3,181,813

		170,592,861

Taiwan (0.5%)
Advanced Semiconductor Engineering, Inc. (ADR)	773,690	4,572,508
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	242,109	4,885,760

		9,458,268

Thailand (0.1%)
Kasikornbank PCL (NVDR)	359,900	2,608,373

Turkey (0.2%)
Akbank TAS	774,980	2,525,906
Turkiye Garanti Bankasi A/S	651,734	2,290,252

		4,816,158

United Kingdom (12.8%)
3i Group plc	70,306	436,872
Aberdeen Asset Management plc	120,306	781,111
Admiral Group plc	13,494	280,666
Aggreko plc	18,495	464,139
AMEC plc	21,889	391,758
Anglo American plc	99,425	2,230,770
Antofagasta plc	28,771	336,290
ARM Holdings plc	101,039	1,484,022
ARM Holdings plc (ADR)	161,034	7,035,575
ASOS plc*	3,872	141,235
Associated British Foods plc	25,444	1,105,048
AstraZeneca plc	90,187	6,493,768
Aviva plc	211,429	1,794,339
Babcock International Group plc	36,349	643,485
BAE Systems plc	229,851	1,756,917
Barclays plc	1,166,197	4,300,125
Bellway plc	38,312	973,256
BG Group plc	419,739	7,757,242
BP plc	1,320,202	9,704,943
British American Tobacco plc	258,995	14,619,864
British Land Co. plc (REIT)	68,119	775,779
British Sky Broadcasting Groupplc	74,071	1,059,107
BT Group plc	567,198	3,490,471
Bunzl plc	24,063	628,057
Burberry Group plc	153,588	3,762,227
Capita plc	192,255	3,627,888
Centrica plc	365,643	1,824,522
CNH Industrial N.V.	66,094	525,924
Cobham plc	78,370	369,841
Compass Group plc	494,785	7,993,133
Croda International plc	52,353	1,742,423
Diageo plc	617,279	17,862,528
Direct Line Insurance Group plc	104,818	499,921
Dixons Carphone plc	60,000	356,296
easyJet plc	11,422	263,494
Ensco plc, Class A	16,550	683,680
Friends Life Group Ltd.	103,388	516,399
G4S plc	110,584	449,438
GKN plc	118,871	615,123
GlaxoSmithKline plc	347,445	7,958,870
Hammerson plc (REIT)	51,855	482,952
Hargreaves Lansdown plc	17,150	262,736
HSBC Holdings plc	1,777,171	18,038,321
ICAP plc	38,682	242,873
IMI plc	19,355	385,942
Imperial Tobacco Group plc	68,586	2,962,053
Inmarsat plc	29,366	333,723
InterContinental Hotels Group plc	17,256	665,515
International Consolidated Airlines Group S.A.*	70,728	421,205
Intertek Group plc	58,981	2,506,123
Intu Properties plc (REIT)	64,031	334,975
ITV plc	270,869	912,490
J Sainsbury plc	89,100	363,278
Johnson Matthey plc	14,916	705,846
Kingfisher plc	167,720	880,682
Land Securities Group plc (REIT)	56,870	957,904
Legal & General Group plc	424,481	1,575,169
Lloyds Banking Group plc*	4,072,989	5,075,669
London Stock Exchange Group plc	16,060	486,346
Marks & Spencer Group plc	117,333	769,607
Meggitt plc	57,823	422,954
Melrose Industries plc	78,497	315,212
National Grid plc	265,913	3,828,033
Next plc	11,161	1,195,086
Noble Corp. plc	235,827	5,240,076
Old Mutual plc	346,202	1,019,783
Pearson plc	59,535	1,196,788
Persimmon plc*	21,988	475,516
Petrofac Ltd.	18,716	314,641
Prudential plc	182,488	4,070,764
Randgold Resources Ltd.	6,319	431,172
Reckitt Benckiser Group plc	91,187	7,908,787
Reed Elsevier N.V.	50,229	1,140,048
Reed Elsevier plc	83,915	1,344,063
Rexam plc	51,238	408,511
Rio Tinto Ltd.	77,534	4,044,582
Rio Tinto plc	299,268	14,707,574
Rio Tinto plc (ADR)	68,550	3,371,289
Rolls-Royce Holdings plc*	320,064	5,004,518
Royal Bank of Scotland Group plc*	175,652	1,048,480
Royal Mail plc	45,380	288,533
RSA Insurance Group plc*	72,165	566,818
SABMiller plc	68,797	3,823,257
Sage Group plc	80,195	475,050
Schroders plc	8,713	337,731
Segro plc (REIT)	53,403	314,351
Serco Group plc	63,366	293,898
Severn Trent plc	17,250	524,900
Smith & Nephew plc	64,245	1,083,168
Smiths Group plc	28,594	585,929
Sports Direct International plc*	19,247	192,986
SSE plc	69,261	1,737,010
Standard Chartered plc	298,582	5,520,547
Standard Life plc	171,776	1,153,999
Subsea 7 S.A.	212,327	3,032,181
Tate & Lyle plc	34,029	326,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tesco plc	577,032	$1,741,818
Travis Perkins plc	17,756	478,985
TUI Travel plc	36,989	233,323
Tullow Oil plc	66,128	690,926
Unilever N.V. (CVA)	116,090	4,623,164
Unilever plc	91,476	3,833,460
United Utilities Group plc	49,463	647,910
Vodafone Group plc	1,890,891	6,265,714
Weir Group plc	98,060	3,977,429
Whitbread plc	56,854	3,828,694
William Hill plc	62,402	374,101
WM Morrison Supermarkets plc	146,772	400,452
WPP plc	201,045	4,041,459

		264,981,933

United States (1.8%)
Bunge Ltd.	14,968	1,260,755
Carnival Corp.	98,012	3,937,142
Carnival plc	13,321	532,109
Eaton Corp. plc	136,971	8,679,852
Mettler-Toledo International, Inc.*	11,016	2,821,528
Paragon Offshore plc*	84,775	521,366
Schlumberger Ltd.	192,969	19,623,018

		37,375,770

Total Common Stocks (75.0%) (Cost $1,202,656,732)		1,548,090,717

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (6.8%)
iShares® China Large-Cap ETF	115,410	4,417,895
iShares® Core MSCI EAFE ETF	64,100	3,733,184
iShares® Core MSCI Emerging Markets ETF	9,700	485,388
iShares® Europe ETF	335,566	15,127,315
iShares® Latin America 40 ETF	33,047	1,218,773
iShares® MSCI Australia ETF	95,215	2,279,447
iShares® MSCI Austria Capped ETF	131,337	2,117,153
iShares® MSCI Belgium Capped ETF	68,797	1,122,905
iShares® MSCI BRIC ETF	81,616	3,039,380
iShares® MSCI Canada ETF	47,158	1,447,751
iShares® MSCI EAFE ETF	515,466	33,051,680
iShares® MSCI EAFE Small-Cap ETF	55,100	2,672,350
iShares® MSCI Emerging Markets ETF	51,032	2,120,890
iShares® MSCI France ETF	180,767	4,799,364
iShares® MSCI Germany ETF	294,110	8,146,847
iShares® MSCI Hong Kong ETF	21,077	428,495
iShares® MSCI Indonesia ETF	18,900	514,458
iShares® MSCI Ireland Capped ETF	11,600	399,620
iShares® MSCI Israel Capped ETF	19,400	988,042
iShares® MSCI Italy Capped ETF	354,948	5,569,134
iShares® MSCI Japan ETF	946,680	11,142,424
iShares® MSCI Malaysia ETF	24,662	379,795
iShares® MSCI Mexico Capped ETF	11,448	786,821
iShares® MSCI Netherlands ETF	88,693	2,141,049
iShares® MSCI New Zealand Capped ETF	39,400	1,516,506
iShares® MSCI Pacific ex-Japan ETF	119,192	5,491,175
iShares® MSCI Poland Capped ETF	7,700	218,680

iShares® MSCI Singapore ETF	58,226	776,735
iShares® MSCI South Korea Capped ETF	6,000	363,060
iShares® MSCI Spain Capped ETF	75,621	2,941,657
iShares® MSCI Sweden ETF	49,603	1,641,363
iShares® MSCI Switzerland Capped ETF	13,900	451,889
iShares® MSCI Thailand Capped ETF	4,768	399,701
iShares® MSCI Turkey ETF	11,984	588,175
iShares® MSCI United Kingdom ETF*	92,905	1,800,499
SPDR® DJ EURO Stoxx 50 ETF	40,364	1,602,451
SPDR® S&P Emerging Asia Pacific ETF	46,979	3,936,370
SPDR® S&P Emerging Europe ETF	11,967	419,204
Vanguard FTSE Developed Markets ETF	174,400	6,932,400
Vanguard FTSE Emerging Markets ETF	23,600	984,356
Vanguard FTSE Europe ETF	38,800	2,142,536
Vanguard FTSE Pacific ETF	9,600	569,280

Total Investment Companies (6.8%) (Cost $111,751,010)		140,906,197

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Fiat S.p.A., expiring 10/6/14*	63,614	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*	421,173	42,025
Banco Popular Espanol S.A.,expiring 10/13/14*	124,257	1,726

		43,751

Total Rights (0.0%) (Cost $—)		43,751

Total Investments (81.8%) (Cost $1,314,407,742)		1,689,040,665
Other Assets Less Liabilities (18.2%)		376,843,721

Net Assets (100%)		$2,065,884,386

*	Non-income producing.

†	Security (totaling $8,385 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.8%
Consumer Staples	8.7
Energy	8.8
Exchange Traded Funds	6.8
Financials	15.5
Health Care	8.3
Industrials	10.3
Information Technology	4.4
Materials	7.1
Telecommunication Services	2.4
Utilities	1.7
Cash and Other	18.2

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,165,832	$315,974	$—	$3,192,878	$108,757	$—
Sberbank of Russia (ADR)	1,766,714	421,587	41,194	1,429,505	55,989	1,409

	$4,932,546	$737,561	$41,194	$4,622,383	$164,746	$1,409

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,573	December-14	$144,641,679	$145,450,045	$808,366
FTSE 100 Index	846	December-14	92,714,603	90,593,961	(2,120,642)
SPI 200 Index	303	December-14	36,418,190	35,038,394	(1,379,796)
TOPIX Index	783	December-14	91,931,500	94,702,485	2,770,985

					$78,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/12/14	State Street Bank & Trust	2,300	$2,003,427	$2,092,195	$(88,768)
British Pound vs. U.S. Dollar, expiring 12/12/14	State Street Bank & Trust	7,000	11,340,888	11,294,500	46,388
European Union Euro vs. U.S. Dollar, expiring 12/12/14	State Street Bank & Trust	10,300	13,016,058	13,314,501	(298,443)
Japanese Yen vs. U.S. Dollar, expiring 12/12/14	State Street Bank & Trust	418,000	3,813,710	3,921,918	(108,208)

					$(449,031)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,173,015	$154,895,634	$—	$161,068,649
Consumer Staples	14,778,129	165,409,281	—	180,187,410
Energy	95,220,638	85,461,628	—	180,682,266
Financials	37,244,041	282,649,386	8,385	319,901,812
Health Care	27,506,404	143,909,582	—	171,415,986
Industrials	60,198,733	152,852,614	—	213,051,347
Information Technology	23,840,482	66,487,765	—	90,328,247
Materials	19,964,053	126,811,676	—	146,775,729
Telecommunication Services	1,575,719	47,348,616	—	48,924,335
Utilities	—	35,754,936	—	35,754,936
Forward Currency Contracts	—	46,388	—	46,388
Futures	3,579,351	—	—	3,579,351
Investment Companies
Exchange Traded Funds (ETFs)	140,906,197	—	—	140,906,197
Rights
Consumer Discretionary	—	— (a)	—	—
Financials	—	43,751	—	43,751

Total Assets	$430,986,762	$1,261,671,257	$8,385	$1,692,666,404

Liabilities:
Forward Currency Contracts	$—	$(495,419)	$—	$(495,419)
Futures	(3,500,438)	—	—	(3,500,438)

Total Liabilities	$(3,500,438)	$(495,419)	$—	$(3,995,857)

Total	$427,486,324	$1,261,175,838	$8,385	$1,688,670,547

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,788,268
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$210,659,920

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390,813,075
Aggregate gross unrealized depreciation	(56,225,212)

Net unrealized appreciation	$334,587,863

Federal income tax cost of investments	$1,354,452,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.1%)
Abacus Property Group (REIT)	16,300	$36,535
Adelaide Brighton Ltd.	16,760	47,104
AGL Energy Ltd.	46,531	551,623
ALS Ltd.	19,839	91,540
Alumina Ltd.*	107,210	159,106
Amcor Ltd.	61,465	609,732
AMP Ltd.	152,424	728,663
Ansell Ltd.	6,720	114,438
APA Group	49,489	322,376
Ardent Leisure Group	20,240	54,936
Aristocrat Leisure Ltd.	28,606	146,269
Arrium Ltd.	136,198	43,526
Asciano Ltd.	51,788	274,325
ASX Ltd.	10,442	327,850
Atlas Iron Ltd.	46,390	17,059
Aurizon Holdings Ltd.	96,865	384,190
AusNet Services	196,073	234,332
Australia & New Zealand Banking Group Ltd.	143,477	3,884,210
Automotive Holdings Group Ltd.	11,763	38,828
AWE Ltd.*	35,640	57,260
Bank of Queensland Ltd.	18,804	191,639
Beach Energy Ltd.	53,100	65,553
Beadell Resources Ltd.*	52,248	18,527
Bendigo & Adelaide Bank Ltd.	20,308	211,946
BHP Billiton Ltd.	167,819	4,976,652
BHP Billiton plc	123,616	3,436,861
BlueScope Steel Ltd.*	25,628	121,617
Boral Ltd.	43,486	189,229
Bradken Ltd.	5,143	19,138
Brambles Ltd.	77,060	642,313
Breville Group Ltd.	5,221	32,044
BWP Trust (REIT)	26,350	55,139
Cabcharge Australia Ltd.	7,330	35,041
Caltex Australia Ltd.	6,211	152,211
Cardno Ltd.	6,407	33,826
carsales.com Ltd.	9,460	81,667
CFS Retail Property Trust Group (REIT)	120,429	210,356
Challenger Ltd.	29,638	184,761
Charter Hall Group (REIT)	16,050	57,475
Charter Hall Retail REIT (REIT)	14,347	47,734
Coca-Cola Amatil Ltd.	26,027	200,078
Cochlear Ltd.	3,048	185,500
Commonwealth Bank of Australia	84,300	5,557,069
Computershare Ltd.	25,587	272,417
Cromwell Property Group (REIT)	41,473	34,496
Crown Resorts Ltd.	17,999	217,475
CSL Ltd.	25,698	1,668,816
CSR Ltd.	34,360	100,179
Dexus Property Group (REIT)	249,786	242,757
Domino’s Pizza Enterprises Ltd.	3,712	85,249
Downer EDI Ltd.	17,372	67,076
DUET Group	81,339	173,056
DuluxGroup Ltd.	12,951	63,046
Echo Entertainment Group Ltd.	42,163	121,084
Evolution Mining Ltd.	26,052	15,853
Fairfax Media Ltd.	106,574	72,316
Federation Centres (REIT)	63,285	142,956
FlexiGroup Ltd.	8,527	25,160
Flight Centre Travel Group Ltd.	2,610	97,692
Fortescue Metals Group Ltd.	87,410	266,331
G8 Education Ltd.	15,399	69,031
Goodman Fielder Ltd.	91,472	50,055
Goodman Group (REIT)	78,731	356,383
GPT Group (REIT)	82,572	279,785
GrainCorp Ltd., Class A	13,054	97,722
GUD Holdings Ltd.	4,390	25,983
GWA Group Ltd.	19,840	44,643
Harvey Norman Holdings Ltd.	27,920	88,737
iiNET Ltd.	6,515	46,432
Iluka Resources Ltd.	22,381	154,022
Incitec Pivot Ltd.	84,403	200,266
Independence Group NL	13,777	48,974
Insurance Australia Group Ltd.	109,010	584,115
Investa Office Fund (REIT)	33,254	97,537
Invocare Ltd.	6,750	64,773
IOOF Holdings Ltd.	12,000	89,726
Iress Ltd.	6,640	57,788
JB Hi-Fi Ltd.	4,960	66,878
Karoon Gas Australia Ltd.*	11,310	34,560
Leighton Holdings Ltd.	6,002	101,422
Lend Lease Group	28,024	351,852
Liquefied Natural Gas Ltd.*	18,373	66,759
Lynas Corp., Ltd.*	98,427	6,894
M2 Group Ltd.	6,993	46,594
Macquarie Atlas Roads Group	41,781	105,354
Macquarie Group Ltd.	21,998	1,109,203
Magellan Financial Group Ltd.	9,442	104,412
McMillan Shakespeare Ltd.	2,381	21,556
Medusa Mining Ltd.*	9,830	7,187
Mermaid Marine Australia Ltd.	18,694	31,589
Mesoblast Ltd.*	7,231	27,350
Metcash Ltd.	43,877	101,035
Mineral Resources Ltd.	9,297	70,818
Mirvac Group (REIT)	307,632	463,277
Monadelphous Group Ltd.	3,603	40,253
Mount Gibson Iron Ltd.	42,690	20,371
Myer Holdings Ltd.	24,267	41,644
National Australia Bank Ltd.	122,589	3,492,609
Navitas Ltd.	10,771	47,153
Newcrest Mining Ltd.*	38,888	359,210
Nufarm Ltd.	11,910	51,409
Oil Search Ltd.	71,001	554,511
Orica Ltd.	18,037	298,474
Origin Energy Ltd.	66,780	875,284
Orora Ltd.	61,465	88,258
OZ Minerals Ltd.	18,845	64,019
Pacific Brands Ltd.	62,010	26,332
Paladin Energy Ltd.*	47,200	15,704
PanAust Ltd.	32,656	55,754
Perpetual Ltd.	1,986	76,822
Platinum Asset Management Ltd.	15,920	84,469
Premier Investments Ltd.	5,965	53,637
Primary Health Care Ltd.	27,634	105,732
Qantas Airways Ltd.*	124,346	151,331
QBE Insurance Group Ltd.	62,240	635,403
Qube Holdings Ltd.	31,841	69,696
Ramsay Health Care Ltd.	13,775	604,121
REA Group Ltd.	6,495	246,120
Recall Holdings Ltd.	15,412	75,566
Regis Resources Ltd.	24,410	33,234
Resolute Mining Ltd.*	23,620	9,203
SAI Global Ltd.	10,500	37,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sandfire Resources NL	5,890	$30,117
Santos Ltd.	50,533	604,818
Scentre Group (REIT)*	276,786	794,875
Seek Ltd.	19,268	273,464
Senex Energy Ltd.*	64,772	31,191
Seven Group Holdings Ltd.	6,490	38,412
Seven West Media Ltd.	28,913	40,757
Shopping Centres Australasia Property Group (REIT)	37,627	55,346
Sigma Pharmaceuticals Ltd.	76,540	52,942
Sirius Resources NL*	15,306	41,544
Sirtex Medical Ltd.	3,230	62,132
Sonic Healthcare Ltd.	19,276	296,024
Southern Cross Media Group Ltd.	37,539	32,703
Spark Infrastructure Group	49,327	79,466
Stockland Corp., Ltd. (REIT)	168,362	582,267
Suncorp Group Ltd.	67,752	832,856
Super Retail Group Ltd.	5,904	42,956
Sydney Airport	200,327	748,942
Tabcorp Holdings Ltd.	38,001	120,111
Tatts Group Ltd.	73,388	202,403
Telstra Corp., Ltd.	653,965	3,034,669
Ten Network Holdings Ltd.*	99,546	20,918
Toll Holdings Ltd.	38,354	189,396
TPG Telecom Ltd.	28,367	169,883
Transfield Services Ltd.*	30,870	40,137
Transpacific Industries Group Ltd.	53,180	37,948
Transurban Group	145,618	984,268
Treasury Wine Estates Ltd.	35,646	132,330
UGL Ltd.*	5,303	28,276
Village Roadshow Ltd.	5,218	32,346
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Virtus Health Ltd.	4,442	30,219
Wesfarmers Ltd.	59,920	2,211,838
Western Areas Ltd.	9,480	35,857
Westfield Corp. (REIT)	108,835	709,914
Westpac Banking Corp.	162,655	4,577,140
Whitehaven Coal Ltd.*	29,544	44,233
Woodside Petroleum Ltd.	32,924	1,170,360
Woolworths Ltd.	64,984	1,948,144
WorleyParsons Ltd.	10,763	144,557
Wotif.com Holdings Ltd.	7,860	21,334

		62,309,594

Austria (0.2%)
Erste Group Bank AG	130,112	2,980,269

Belgium (1.6%)
Anheuser-Busch InBev N.V.	168,675	18,773,522

Brazil (0.4%)
Banco Bradesco S.A. (Preference)	180,910	2,586,804
Itau Unibanco Holding S.A. (Preference) (ADR)	180,809	2,509,629

		5,096,433

Canada (0.3%)
Barrick Gold Corp.	90,511	1,326,891
Potash Corp. of Saskatchewan, Inc.	57,282	1,979,666

		3,306,557

Denmark (0.8%)
Novo Nordisk A/S, Class B	202,688	9,698,402

Finland (0.2%)
Nokia Oyj	335,016	2,858,324

France (12.5%)
Accor S.A.	68,331	3,030,617
Air Liquide S.A.	53,523	6,528,347
Airbus Group N.V.	59,529	3,745,871
AXA S.A.‡	199,683	4,920,609
BNP Paribas S.A.	105,415	6,992,745
Carrefour S.A.	64,096	1,980,195
Cie de Saint-Gobain S.A.	155,356	7,110,118
Danone S.A.	137,104	9,177,968
Essilor International S.A.	86,742	9,525,101
GDF Suez S.A.	147,799	3,707,416
J.C. Decaux S.A.	66,648	2,104,073
Legrand S.A.	72,314	3,762,595
L’Oreal S.A.	55,685	8,840,850
LVMH Moet Hennessy Louis Vuitton S.A.	50,635	8,230,949
Orange S.A.	200,464	3,014,299
Pernod-Ricard S.A.	58,943	6,673,515
Sanofi S.A.	116,681	13,198,810
Schneider Electric SE	181,922	13,970,416
Societe Generale S.A.	82,894	4,231,944
Total S.A.	234,248	15,222,354
Unibail-Rodamco SE (REIT)	33,755	8,684,597
Vinci S.A.	53,943	3,134,445
Vivendi S.A.*	133,623	3,226,931

		151,014,765

Germany (9.7%)
Allianz SE (Registered)	94,162	15,264,834
BASF SE	90,428	8,295,442
Bayer AG (Registered)	81,417	11,404,262
Bayerische Motoren Werke (BMW) AG	32,898	3,532,736
Daimler AG (Registered)	172,471	13,229,392
Deutsche Bank AG (Registered)	130,803	4,588,728
Deutsche Post AG (Registered)	97,526	3,127,546
Deutsche Telekom AG (Registered)	309,876	4,696,666
E.ON SE	201,667	3,692,101
Fresenius Medical Care AG & Co. KGaA	34,458	2,406,776
Fresenius SE & Co. KGaA	66,168	3,275,663
Linde AG	37,887	7,280,861
Muenchener Rueckversicherungs AG (Registered)	15,052	2,976,239
RWE AG	48,812	1,902,272
SAP SE	208,620	15,045,707
Siemens AG (Registered)	81,534	9,718,366
Volkswagen AG (Preference)	35,122	7,292,922

		117,730,513

Hong Kong (0.4%)
Cheung Kong Holdings Ltd.	217,000	3,574,351
Hang Lung Properties Ltd.	374,000	1,064,464

		4,638,815

Ireland (0.8%)
CRH plc	254,433	5,815,884
Experian plc	58,990	940,537
Henderson Group plc (CDI)	22,047	73,352
James Hardie Industriesplc (CDI)	23,856	250,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc	33,647	$2,912,801

		9,992,593

Italy (2.3%)
Assicurazioni Generali S.p.A.	141,328	2,973,882
Enel S.p.A.	641,398	3,404,115
Eni S.p.A.	270,447	6,445,767
Intesa Sanpaolo S.p.A.	2,572,597	7,817,861
Pirelli & C. S.p.A.	172,201	2,383,783
UniCredit S.p.A.	548,317	4,335,374

		27,360,782

Japan (15.8%)
77 Bank Ltd.	14,000	73,782
A&A Material Corp.*	2,000	2,152
A&D Co., Ltd.	1,200	6,105
ABC-Mart, Inc.	1,400	71,484
Accordia Golf Co., Ltd.	4,000	42,015
Accretive Co., Ltd.*	1,000	2,024
Achilles Corp.	10,000	14,041
Acom Co., Ltd.*	24,100	80,645
Adastria Holdings Co., Ltd.	1,030	20,098
ADEKA Corp.	5,100	67,194
Aderans Co., Ltd.	1,300	16,191
Advan Co., Ltd.	700	7,665
Advanex, Inc.	2,000	3,009
Advantest Corp.	5,600	72,199
Aeon Co., Ltd.	29,700	295,714
Aeon Delight Co., Ltd.	1,400	34,070
Aeon Fantasy Co., Ltd.	400	5,285
AEON Financial Service Co., Ltd.	4,900	104,858
Aeon Hokkaido Corp.	900	6,040
Aeon Mall Co., Ltd.	5,960	113,739
AGORA Hospitality Group Co., Ltd.*	5,000	2,325
Agrex, Inc.	200	2,070
Ai Holdings Corp.	2,100	42,488
Aica Kogyo Co., Ltd.	3,700	78,672
Aichi Bank Ltd.	400	19,986
Aichi Corp.	2,100	9,995
Aichi Steel Corp.	6,000	22,047
Aichi Tokei Denki Co., Ltd.	1,000	2,817
Aida Engineering Ltd.	3,300	33,549
Aiful Corp.*	20,300	85,328
Aigan Co., Ltd.*	900	2,199
Ain Pharmaciez, Inc.	1,000	22,831
Aiphone Co., Ltd.	800	13,859
Air Water, Inc.	6,000	89,282
Airport Facilities Co., Ltd.	1,200	8,206
Airtech Japan Ltd.	300	1,428
Aisan Industry Co., Ltd.	1,500	11,803
Aisin Seiki Co., Ltd.	7,600	274,064
Ajinomoto Co., Inc.	25,000	416,002
Akebono Brake Industry Co., Ltd.	5,700	24,063
Akita Bank Ltd.	8,000	22,320
Alconix Corp.	400	5,478
Alfresa Holdings Corp.	8,000	115,323
Alpen Co., Ltd.	700	10,774
Alpha Corp.	300	3,148
Alpha Systems, Inc.	360	5,262
Alpine Electronics, Inc.	2,400	39,542
Alps Electric Co., Ltd.	7,200	123,616
Altech Co., Ltd.	500	1,062
Altech Corp.	500	5,658
Amada Co., Ltd.	13,000	123,866
Amano Corp.	3,400	36,333
Amuse, Inc.	300	8,562
ANA Holdings, Inc.	188,000	437,281
Anest Iwata Corp.	2,000	14,607
Anritsu Corp.	5,000	38,158
AOI Pro, Inc.	500	3,214
AOKI Holdings, Inc.	2,200	25,315
Aomori Bank Ltd.	9,000	27,326
Aoyama Trading Co., Ltd.	3,100	72,218
Aozora Bank Ltd.	26,000	87,951
Arakawa Chemical Industries Ltd.	1,000	11,261
Araya Industrial Co., Ltd.	2,000	3,428
Arcland Sakamoto Co., Ltd.	700	16,409
Arcs Co., Ltd.	1,500	31,375
Argo Graphics, Inc.	400	7,232
Ariake Japan Co., Ltd.	1,100	24,653
Arisawa Manufacturing Co., Ltd.	2,000	13,987
Arrk Corp.*	4,200	5,936
As One Corp.	800	25,129
Asahi Co., Ltd.	500	5,603
Asahi Diamond Industrial Co., Ltd.	4,000	57,917
Asahi Glass Co., Ltd.	48,000	260,231
Asahi Group Holdings Ltd.	19,600	567,046
Asahi Kasei Corp.	56,000	454,638
Asahi Kogyosha Co., Ltd.	1,000	3,656
Asahi Net, Inc.	1,000	4,687
Asahi Organic Chemicals Industry Co., Ltd.	4,000	9,738
Asanuma Corp.*	4,000	6,273
Asatsu-DK, Inc.	2,000	50,166
Ashimori Industry Co., Ltd.*	3,000	5,662
Asics Corp.	7,800	175,736
ASKA Pharmaceutical Co., Ltd.	1,000	12,865
ASKUL Corp.	900	18,874
Astellas Pharma, Inc.	108,200	1,611,038
Asunaro Aoki Construction Co., Ltd.	500	3,816
Atsugi Co., Ltd.	11,000	11,333
Autobacs Seven Co., Ltd.	4,500	69,957
Avex Group Holdings, Inc.	2,300	34,875
Awa Bank Ltd.	10,000	57,625
Axell Corp.	400	6,175
Axial Retailing, Inc.	700	13,346
Azbil Corp.	2,300	56,391
Azuma Shipping Co., Ltd.	600	1,466
Bandai Namco Holdings, Inc.	10,700	274,634
Bando Chemical Industries Ltd.	4,000	15,719
Bank of Iwate Ltd.	800	35,304
Bank of Kyoto Ltd.	13,000	107,983
Bank of Nagoya Ltd.	11,000	42,024
Bank of Okinawa Ltd.	900	39,553
Bank of Saga Ltd.	7,000	16,084
Bank of the Ryukyus Ltd.	2,500	39,503
Bank of Yokohama Ltd.	53,000	291,494
Belc Co., Ltd.	600	16,494
Belluna Co., Ltd.	3,000	13,184
Benesse Holdings, Inc.	2,400	78,778
Best Denki Co., Ltd.	3,500	4,404
Bic Camera, Inc.	3,000	28,284
BML, Inc.	700	22,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bookoff Corp.	700	$5,342
BP Castrol KK	500	4,965
Bridgestone Corp.	29,000	957,721
Brother Industries Ltd.	9,700	179,451
Bunka Shutter Co., Ltd.	3,000	26,724
CAC Holdings Corp.	700	8,399
Calbee, Inc.	4,200	137,479
Calsonic Kansei Corp.	6,000	32,660
Can Do Co., Ltd.	1,000	15,382
Canare Electric Co., Ltd.	100	1,597
Canon Electronics, Inc.	1,100	20,300
Canon Marketing Japan, Inc.	4,000	77,028
Canon, Inc.	55,600	1,810,073
Capcom Co., Ltd.	2,600	40,822
Carlit Holdings Co., Ltd.	1,000	5,325
Casio Computer Co., Ltd.	8,700	145,007
Cawachi Ltd.	800	13,699
Central Glass Co., Ltd.	12,000	42,453
Central Japan Railway Co.	7,600	1,026,615
Central Security Patrols Co., Ltd.	500	5,548
Central Sports Co., Ltd.	400	6,382
Century Tokyo Leasing Corp.	2,800	74,420
CFS Corp.	1,000	5,653
Chiba Bank Ltd.	31,000	215,664
Chiba Kogyo Bank Ltd.	2,300	16,546
Chino Corp.	400	4,643
Chiyoda Co., Ltd.	1,600	32,343
Chiyoda Corp.	9,000	99,375
Chiyoda Integre Co., Ltd.	400	5,511
Chofu Seisakusho Co., Ltd.	1,200	32,660
Chori Co., Ltd.	800	10,431
Chubu Electric Power Co., Inc.*	29,200	335,198
Chubu Shiryo Co., Ltd.	1,200	7,473
Chudenko Corp.	2,000	32,733
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,674
Chugai Pharmaceutical Co., Ltd.	10,600	306,861
Chugai Ro Co., Ltd.	4,000	8,352
Chugoku Bank Ltd.	8,000	117,511
Chugoku Electric Power Co., Inc.	11,600	148,708
Chugoku Marine Paints Ltd.	3,000	22,512
Chugokukogyo Co., Ltd.	100	724
Chukyo Bank Ltd.	5,000	8,981
Chuo Spring Co., Ltd.	1,000	2,936
Citizen Holdings Co., Ltd.	15,500	101,614
CKD Corp.	3,400	30,877
Clarion Co., Ltd.*	6,000	26,259
Cleanup Corp.	1,200	10,383
CMIC Holdings Co., Ltd.	400	7,189
CMK Corp.	2,400	6,346
Coca-Cola Central Japan Co., Ltd.	2,764	54,864
Coca-Cola West Co., Ltd.	4,200	61,119
Cocokara fine, Inc.	1,100	28,785
COLOPL, Inc.*	1,700	55,879
Colowide Co., Ltd.	4,000	47,158
Computer Engineering & Consulting Ltd.	800	7,856
Computer Institute of Japan Ltd.	1,200	5,416
COMSYS Holdings Corp.	3,400	58,622
CONEXIO Corp.	1,000	9,920
Co-Op Chemical Co., Ltd.*	1,000	1,030
Core Corp.	400	3,330
Corona Corp.	500	5,302
Cosel Co., Ltd.	1,800	21,336
Cosmo Oil Co., Ltd.	15,000	25,302
Cosmos Pharmaceutical Corp.	900	114,146
Create Medic Co., Ltd.	300	2,790
Create SD Holdings Co., Ltd.	500	17,552
Credit Saison Co., Ltd.	7,300	140,642
Cresco Ltd.	300	3,931
CTI Engineering Co., Ltd.	700	11,903
Cybernet Systems Co., Ltd.	1,000	4,732
Cybozu, Inc.	2,000	6,875
Dai Nippon Printing Co., Ltd.	25,000	250,627
Dai Nippon Toryo Co., Ltd.	7,000	10,148
Daibiru Corp.	3,600	41,326
Daicel Corp.	10,000	108,594
Dai-Dan Co., Ltd.	1,000	5,690
Daido Kogyo Co., Ltd.	2,000	5,179
Daido Metal Co., Ltd.	1,000	13,002
Daido Steel Co., Ltd.	20,000	79,690
Daidoh Ltd.	1,600	7,980
Daiei, Inc.*	11,300	12,879
Daifuku Co., Ltd.	5,000	58,765
Daihatsu Motor Co., Ltd.	9,000	142,868
Daihen Corp.	6,000	23,305
Daiho Corp.	4,000	18,856
Daiichi Chuo KK*	8,000	6,565
Daiichi Jitsugyo Co., Ltd.	2,000	11,197
Dai-ichi Life Insurance Co., Ltd.	52,600	780,787
Daiichi Sankyo Co., Ltd.	28,600	448,786
Daiken Corp.	5,000	13,084
Daiken Medical Co., Ltd.	200	3,963
Daiki Aluminium Industry Co., Ltd.	2,000	5,854
Daikin Industries Ltd.	12,100	749,996
Daikoku Denki Co., Ltd.	500	8,803
Daikyo, Inc.	10,000	18,692
Dainichi Co., Ltd.	600	4,295
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	21,409
Dainippon Screen Manufacturing Co., Ltd.	11,000	55,965
Daio Paper Corp.	5,000	42,398
Daiohs Corp.	200	1,681
Daisan Bank Ltd.	7,000	11,680
Daiseki Co., Ltd.	1,900	35,375
Daishi Bank Ltd.	16,000	55,874
Daiso Co., Ltd.	5,000	16,367
Daisue Construction Co., Ltd.*	400	3,662
Daisyo Corp.	600	7,364
Daito Bank Ltd.	7,000	8,744
Daito Electron Co., Ltd.	500	2,366
Daito Trust Construction Co., Ltd.	3,600	425,238
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	666
Daiwa House Industry Co., Ltd.	26,000	466,424
Daiwa Industries Ltd.	1,000	7,559
Daiwa Odakyu Construction Co., Ltd.	500	3,588
Daiwa Securities Group, Inc.	88,000	697,180
Daiwabo Holdings Co., Ltd.	14,100	27,255
Daiyu Eight Co., Ltd.	100	633
Danto Holdings Corp.*	1,000	1,295
DC Co., Ltd.	1,300	6,543
DCM Holdings Co., Ltd.	5,800	39,768
DeNA Co., Ltd.	4,000	50,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Denki Kagaku Kogyo KK	22,000	$72,013
Denki Kogyo Co., Ltd.	3,000	17,151
Denso Corp.	21,900	1,009,387
Dentsu, Inc.	99,000	3,768,635
Denyo Co., Ltd.	1,100	15,014
Descente Ltd.	3,000	25,904
DIC Corp.	40,000	89,720
Dijet Industrial Co., Ltd.	1,000	2,562
Disco Corp.	1,300	88,306
DKS Co., Ltd.	2,000	8,042
Don Quijote Holdings Co., Ltd.	3,400	194,994
Doshisha Co., Ltd.	1,000	17,169
Doutor Nichires Holdings Co., Ltd.	2,100	33,278
Dowa Holdings Co., Ltd.	9,000	74,921
Dr. Ci:Labo Co., Ltd.	1,000	32,733
DTS Corp.	1,100	23,028
Dunlop Sports Co., Ltd.	1,000	11,552
Duskin Co., Ltd.	3,600	58,854
Dwango Co., Ltd.†	200	4,119
Dydo Drinco, Inc.	500	19,740
Dynic Corp.	2,000	3,209
Eagle Industry Co., Ltd.	1,000	20,315
Earth Chemical Co., Ltd.	900	32,742
East Japan Railway Co.	16,800	1,259,138
Ebara Corp.	17,000	101,837
Ebara Jitsugyo Co., Ltd.	300	3,942
Ebara-Udylite Co., Ltd.	200	9,118
Echo Trading Co., Ltd.	300	1,890
Econach Holdings Co., Ltd.*	3,000	1,286
Eco’s Co., Ltd.	400	2,724
EDION Corp.	4,400	27,802
Ehime Bank Ltd.	7,000	15,637
Eighteenth Bank Ltd.	7,000	19,403
Eiken Chemical Co., Ltd.	1,000	17,105
Eisai Co., Ltd.	11,100	448,858
Eizo Corp.	1,000	23,068
Electric Power Development Co., Ltd.	5,200	169,975
Elematec Corp.	900	17,208
Emori & Co., Ltd.	200	3,636
Enplas Corp.	600	30,636
Enshu Ltd.*	2,000	2,371
EPS Corp.	2,000	25,840
ESPEC Corp.	1,200	11,445
Excel Co., Ltd.	600	12,336
Exedy Corp.	1,500	37,980
Ezaki Glico Co., Ltd.	2,500	86,392
Faith, Inc.	400	3,695
Falco SD Holdings Co., Ltd.	600	6,652
FamilyMart Co., Ltd.	3,200	122,106
Fancl Corp.	2,500	30,682
FANUC Corp.	59,600	10,765,225
Fast Retailing Co., Ltd.	2,000	669,341
FCC Co., Ltd.	1,800	29,263
Felissimo Corp.	300	3,222
FIDEA Holdings Co., Ltd.	7,000	15,318
First Baking Co., Ltd.*	1,000	1,249
Foster Electric Co., Ltd.	1,100	15,827
FP Corp.	1,200	33,590
France Bed Holdings Co., Ltd.	8,000	13,786
F-Tech, Inc.	400	4,621
Fudo Tetra Corp.	9,800	24,841
Fuji Co., Ltd.	1,300	25,769
Fuji Corp., Ltd.	1,200	6,696
Fuji Electric Co., Ltd.	30,000	145,247
Fuji Electronics Co., Ltd.	600	7,550
Fuji Heavy Industries Ltd.	31,100	1,028,207
Fuji Kiko Co., Ltd.	1,000	5,225
Fuji Kosan Co., Ltd.	400	2,407
Fuji Kyuko Co., Ltd.	3,000	34,083
Fuji Media Holdings, Inc.	7,700	114,508
Fuji Oil Co., Ltd.	6,600	60,388
Fuji Seal International, Inc.	1,200	37,693
Fuji Soft, Inc.	1,600	38,981
Fujibo Holdings, Inc.	5,000	14,680
Fujicco Co., Ltd.	1,000	12,947
Fujifilm Holdings Corp.	22,670	696,584
Fujikura Kasei Co., Ltd.	1,600	8,053
Fujikura Ltd.	18,000	86,656
Fujikura Rubber Ltd.	800	6,215
Fujimi, Inc.	1,100	15,586
Fujimori Kogyo Co., Ltd.	900	26,998
Fujita Kanko, Inc.	3,000	10,121
Fujitec Co., Ltd.	3,000	32,687
Fujitsu General Ltd.	2,000	24,545
Fujitsu Ltd.	82,000	504,673
Fujiya Co., Ltd.	7,000	12,574
FuKoKu Co., Ltd.	500	5,293
Fukuda Corp.	1,000	10,777
Fukui Bank Ltd.	10,000	23,980
Fukui Computer Holdings, Inc.	400	3,009
Fukuoka Financial Group, Inc.	30,000	143,059
Fukushima Bank Ltd.	15,000	11,762
Fukushima Industries Corp.	600	11,516
Fukuyama Transporting Co., Ltd.	8,000	39,900
Fullcast Holdings Co., Ltd.	1,000	5,252
Funai Electric Co., Ltd.	1,100	11,263
Funai Soken Holdings, Inc.	1,300	11,995
Furukawa Co., Ltd.	21,000	43,465
Furukawa Electric Co., Ltd.	31,000	62,184
Furusato Industries Ltd.	700	10,991
Fuso Pharmaceutical Industries Ltd.	4,000	11,890
Futaba Corp.	2,100	31,555
Futaba Industrial Co., Ltd.	3,500	20,328
Future Architect, Inc.	1,000	5,899
Fuyo General Lease Co., Ltd.	1,100	42,977
G-7 Holdings, Inc.	300	2,492
Gakken Holdings Co., Ltd.	5,000	12,628
Gakujo Co., Ltd.	400	4,056
Gecoss Corp.	800	12,262
Genki Sushi Co., Ltd.	300	5,796
Geo Holdings Corp.	2,000	17,233
GLOBERIDE, Inc.	5,000	6,337
Glory Ltd.	3,400	95,947
GMO Internet, Inc.	3,400	29,575
Godo Steel Ltd.	7,000	10,276
Goldcrest Co., Ltd.	1,100	20,059
Goldwin, Inc.	2,000	10,303
Gree, Inc.	5,100	34,783
GS Yuasa Corp.	14,000	81,568
GSI Creos Corp.	3,000	3,994
Gulliver International Co., Ltd.	3,300	28,073
Gun-Ei Chemical Industry Co., Ltd.	3,000	10,066
Gunma Bank Ltd.	22,000	126,775
Gunze Ltd.	8,000	22,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Gurunavi, Inc.	2,000	$27,609
H2O Retailing Corp.	4,760	79,684
Hachijuni Bank Ltd.	10,000	60,087
Hakudo Co., Ltd.	400	3,720
Hakuhodo DY Holdings, Inc.	10,600	107,281
Hakuto Co., Ltd.	700	7,065
Hakuyosha Co., Ltd.	1,000	2,234
Hamakyorex Co., Ltd.	300	10,381
Hamamatsu Photonics KK	3,000	142,512
Hankyu Hanshin Holdings, Inc.	55,000	320,447
Hanwa Co., Ltd.	11,000	41,121
Happinet Corp.	600	9,574
Hard Off Corp. Co., Ltd.	500	4,112
Harima Chemicals, Inc.	1,100	5,376
Haruyama Trading Co., Ltd.	500	3,301
Haseko Corp.	10,500	81,090
Hayashikane Sangyo Co., Ltd.*	4,000	2,881
Hazama Ando Corp.	7,520	48,133
Heiwa Corp.	2,600	51,419
Heiwa Real Estate Co., Ltd.	1,800	28,360
Heiwado Co., Ltd.	2,400	40,330
Helios Techno Holdings Co., Ltd.	1,100	3,480
Hibiya Engineering Ltd.	1,800	26,030
Hiday Hidaka Corp.	720	19,137
Higashi-Nippon Bank Ltd.	6,000	15,209
Higo Bank Ltd.	9,000	49,483
Hikari Tsushin, Inc.	900	63,925
Hino Motors Ltd.	12,000	167,841
Hioki EE Corp.	500	7,823
Hirakawa Hewtech Corp.	200	2,088
Hirose Electric Co., Ltd.	1,500	185,183
Hiroshima Bank Ltd.	29,000	142,521
HIS Co., Ltd.	2,600	69,294
Hisaka Works Ltd.	1,000	9,410
Hisamitsu Pharmaceutical Co., Inc.	2,600	93,403
Hitachi Capital Corp.	1,200	28,853
Hitachi Chemical Co., Ltd.	4,600	81,787
Hitachi Construction Machinery Co., Ltd.	4,200	84,555
Hitachi High-Technologies Corp.	1,800	51,698
Hitachi Koki Co., Ltd.	3,300	28,705
Hitachi Kokusai Electric, Inc.	2,000	28,192
Hitachi Ltd.	223,640	1,707,759
Hitachi Metals Ltd.	9,400	169,359
Hitachi Transport System Ltd.	2,100	27,113
Hitachi Zosen Corp.	5,100	30,086
Hochiki Corp.	1,000	8,553
Hodogaya Chemical Co., Ltd.	2,000	3,519
Hogy Medical Co., Ltd.	600	31,785
Hokkaido Electric Power Co., Inc.*	7,100	57,616
Hokkaido Gas Co., Ltd.	2,000	5,325
Hokkan Holdings Ltd.	3,000	8,151
Hokko Chemical Industry Co., Ltd.	1,000	3,592
Hokkoku Bank Ltd.	14,000	47,613
Hokuetsu Bank Ltd.	13,000	24,892
Hokuetsu Kishu Paper Co., Ltd.	8,000	32,824
Hokuhoku Financial Group, Inc.	68,000	133,303
Hokuriku Electric Industry Co., Ltd.	4,000	6,455
Hokuriku Electric Power Co.	7,800	102,483
Hokushin Co., Ltd.	800	1,021
Hokuto Corp.	1,400	25,275
Honda Motor Co., Ltd.	83,100	2,879,234
Honeys Co., Ltd.	1,080	11,393
Hoosiers Holdings Co., Ltd.	2,000	9,136
Horiba Ltd.	2,100	76,398
Hoshizaki Electric Co., Ltd.	1,500	70,025
Hosiden Corp.	3,000	16,248
Hosokawa Micron Corp.	2,000	11,871
House Foods Group, Inc.	3,600	62,497
House of Rose Co., Ltd.	100	1,264
Howa Machinery Ltd.	600	4,305
Hoya Corp.	21,800	732,265
Hulic Co., Ltd.	14,800	156,535
Hurxley Corp.	300	2,462
Hyakugo Bank Ltd.	11,000	44,130
Hyakujushi Bank Ltd.	14,000	44,805
Ibiden Co., Ltd.	4,300	83,746
IBJ Leasing Co., Ltd.	1,700	39,588
Ichibanya Co., Ltd.	400	19,403
Ichiken Co., Ltd.	1,000	3,693
Ichikoh Industries Ltd.	2,000	4,942
Ichinen Holdings Co., Ltd.	1,300	10,810
Ichiyoshi Securities Co., Ltd.	2,700	32,348
Icom, Inc.	600	15,034
Idec Corp.	1,400	11,693
Idemitsu Kosan Co., Ltd.	3,200	67,924
Ihara Chemical Industry Co., Ltd.	2,000	18,181
IHI Corp.	58,000	300,378
Iida Group Holdings Co., Ltd.	5,976	73,123
Iino Kaiun Kaisha Ltd.	5,900	33,676
Ikegami Tsushinki Co., Ltd.	3,000	3,474
Ikyu Corp.	1,000	13,713
Imasen Electric Industrial Co., Ltd.	800	16,813
Impress Holdings, Inc.	1,000	1,158
Inaba Denki Sangyo Co., Ltd.	1,400	47,103
Inaba Seisakusho Co., Ltd.	600	7,271
Inabata & Co., Ltd.	3,200	32,241
Inageya Co., Ltd.	1,000	10,786
INES Corp.	1,600	13,524
I-Net Corp.	500	3,957
Information Services International-Dentsu Ltd.	700	7,582
INPEX Corp.	52,000	734,661
Intage Holdings, Inc.	600	7,544
Internet Initiative Japan, Inc.	700	14,054
Inui Steamship Co., Ltd.†	1,400	4,481
I’rom Holdings Co., Ltd.*	300	2,667
Iseki & Co., Ltd.	13,000	31,885
Isetan Mitsukoshi Holdings Ltd.	16,800	218,741
Ishihara Sangyo Kaisha Ltd.*	21,000	17,233
Ishii Iron Works Co., Ltd.	1,000	2,243
Ishikawa Seisakusho Ltd.*	2,000	2,079
Ishizuka Glass Co., Ltd.	1,000	1,805
Isuzu Motors Ltd.	25,000	353,317
IT Holdings Corp.	4,000	69,989
Itfor, Inc.	1,300	5,867
Ito En Ltd.	3,000	63,323
ITOCHU Corp.	70,800	865,028
Itochu Enex, Co., Ltd.	2,700	17,405
ITOCHU Techno-Solutions Corp.	1,200	50,440
Itochu-Shokuhin Co., Ltd.	300	9,916
Itoham Foods, Inc.	7,000	33,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Itoki Corp.	2,600	$15,907
IwaiCosmo Holdings, Inc.	1,100	10,962
Iwaki & Co., Ltd.	1,000	2,316
Iwasaki Electric Co., Ltd.	4,000	8,607
Iwatani Corp.	13,000	90,084
Iwatsu Electric Co., Ltd.	5,000	4,285
Iyo Bank Ltd.	10,000	101,208
Izumi Co., Ltd.	1,700	57,816
Izutsuya Co., Ltd.*	6,000	3,775
J. Front Retailing Co., Ltd.	9,500	124,299
Jaccs Co., Ltd.	8,000	44,495
Jafco Co., Ltd.	1,600	57,698
Jalux, Inc.	300	3,468
Janome Sewing Machine Co., Ltd.*	12,000	19,257
Japan Airlines Co., Ltd.	18,000	492,364
Japan Airport Terminal Co., Ltd.	7,900	316,936
Japan Asia Investment Co., Ltd.*	8,000	6,054
Japan Aviation Electronics Industry Ltd.	2,000	45,589
Japan Bridge Corp.	450	1,173
Japan Cash Machine Co., Ltd.	1,100	21,794
Japan Digital Laboratory Co., Ltd.	1,000	18,491
Japan Display, Inc.*	17,300	83,444
Japan Drilling Co., Ltd.	300	13,472
Japan Electronic Materials Corp.	500	2,886
Japan Exchange Group, Inc.	12,700	301,419
Japan Foods Co., Ltd.	100	1,042
Japan Foundation Engineering Co., Ltd.	1,700	6,216
Japan Medical Dynamic Marketing, Inc.	1,000	4,185
Japan Oil Transportation Co., Ltd.	1,000	2,115
Japan Petroleum Exploration Co.	1,700	65,256
Japan Pulp & Paper Co., Ltd.	6,000	18,053
Japan Radio Co., Ltd.*	3,000	10,422
Japan Securities Finance Co., Ltd.	5,546	32,414
Japan Steel Works Ltd.	16,000	64,190
Japan Tobacco, Inc.	253,664	8,250,007
Japan Transcity Corp.	2,000	6,838
Japan Vilene Co., Ltd.	1,000	5,516
Japan Wool Textile Co., Ltd.	4,000	27,645
Jastec Co., Ltd.	700	5,706
JBCC Holdings, Inc.	1,000	7,395
Jeans Mate Corp.*	300	596
Jeol Ltd.	4,000	18,856
JFE Holdings, Inc.	25,544	509,715
JGC Corp.	11,000	300,287
JK Holdings Co., Ltd.	1,100	5,737
JMS Co., Ltd.	1,000	2,708
Joban Kosan Co., Ltd.	3,000	4,158
J-Oil Mills, Inc.	5,000	16,503
Joshin Denki Co., Ltd.	2,000	17,889
Joyo Bank Ltd.	28,000	137,862
JSP Corp.	800	13,896
JSR Corp.	8,100	141,284
JTEKT Corp.	10,500	175,582
Juki Corp.*	7,000	24,700
Juroku Bank Ltd.	15,000	56,212
JVC Kenwood Corp.*	5,800	14,490
JX Holdings, Inc.	99,900	460,446
K&O Energy Group, Inc.	500	6,528
K.R.S. Corp.	300	3,808
kabu.com Securities Co., Ltd.	4,900	23,947
Kadokawa Corp.†	1,100	26,580
Kaga Electronics Co., Ltd.	1,200	13,863
Kagome Co., Ltd.	2,200	34,803
Kagoshima Bank Ltd.	7,000	44,486
Kajima Corp.	37,000	177,114
Kakaku.com, Inc.	8,000	113,645
Kaken Pharmaceutical Co., Ltd.	5,000	112,833
Kamei Corp.	1,000	7,267
Kamigumi Co., Ltd.	11,000	104,108
Kanaden Corp.	1,000	7,303
Kanagawa Chuo Kotsu Co., Ltd.	1,000	4,823
Kanamoto Co., Ltd.	1,000	36,927
Kandenko Co., Ltd.	6,000	30,308
Kaneka Corp.	13,000	72,660
Kanematsu Corp.	27,000	43,328
Kanematsu Electronics Ltd.	700	9,280
Kanematsu-NNK Corp.*	1,000	1,359
Kansai Electric Power Co., Inc.*	35,600	336,443
Kansai Paint Co., Ltd.	12,000	179,220
Kansai Urban Banking Corp.	1,700	19,453
Kanto Denka Kogyo Co., Ltd.*	2,000	7,969
Kao Corp.	26,000	1,013,804
Kappa Create Holdings Co., Ltd.	1,800	17,233
Kasai Kogyo Co., Ltd.	1,000	9,628
Kasumi Co., Ltd.	2,500	22,772
Katakura Industries Co., Ltd.	1,400	17,437
Kato Sangyo Co., Ltd.	1,700	35,666
Kato Works Co., Ltd.	2,000	15,263
KAWADA Technologies, Inc.	200	9,173
Kawai Musical Instruments Manufacturing Co., Ltd.	400	7,579
Kawasaki Heavy Industries Ltd.	67,000	267,572
Kawasaki Kisen Kaisha Ltd.	39,000	82,854
KDDI Corp.	28,300	1,701,225
Keihan Electric Railway Co., Ltd.	16,000	68,858
Keihanshin Building Co., Ltd.	1,400	7,608
Keihin Co., Ltd.	2,000	3,155
Keihin Corp.	2,500	33,029
Keikyu Corp.	21,000	175,391
Keio Corp.	23,000	170,075
Keisei Electric Railway Co., Ltd.	12,000	120,574
Keiyo Bank Ltd.	5,000	25,484
Keiyo Co., Ltd.	2,200	9,990
Kenedix, Inc.*	16,500	71,160
Kewpie Corp.	2,800	47,282
Key Coffee, Inc.	1,200	18,010
Keyence Corp.	2,290	995,239
Kikkoman Corp.	9,000	191,283
Kimoto Co., Ltd.	2,200	6,359
Kimura Chemical Plants Co., Ltd.	1,100	4,985
Kimura Unity Co., Ltd.	200	1,778
Kinden Corp.	5,000	51,425
King Jim Co., Ltd.	1,000	7,130
Kinki Nippon Tourist Co., Ltd.*	4,000	6,455
Kinki Sharyo Co., Ltd.	1,000	3,137
Kintetsu Corp.	78,000	262,430
Kintetsu Department Store Co., Ltd.*	11,000	33,499
Kintetsu World Express, Inc.	1,100	41,924
Kinugawa Rubber Industrial Co., Ltd.	3,000	12,747
Kirin Holdings Co., Ltd.	42,000	557,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kirindo Holdings Co. Ltd.*	500	$3,219
Kisoji Co., Ltd.	1,400	24,981
Kissei Pharmaceutical Co., Ltd.	2,600	65,193
Kitagawa Iron Works Co., Ltd.	5,000	8,525
Kita-Nippon Bank Ltd.	300	7,260
Kitano Construction Corp.	3,000	10,258
Kitazawa Sangyo Co., Ltd.	1,000	1,659
Kitz Corp.	5,100	25,436
Koa Corp.	1,500	15,824
Koatsu Gas Kogyo Co., Ltd.	1,000	5,398
Kobayashi Pharmaceutical Co., Ltd.	1,300	79,416
Kobayashi Yoko Co., Ltd.	300	708
Kobe Steel Ltd.	161,000	261,299
Koei Tecmo Holdings Co., Ltd.	2,400	38,733
Kohnan Shoji Co., Ltd.	1,100	12,246
Kohsoku Corp.	700	6,019
Koito Manufacturing Co., Ltd.	4,000	108,648
Kojima Co., Ltd.	1,500	4,199
Kokuyo Co., Ltd.	6,400	51,585
KOMAIHALTEC, Inc.	2,000	5,434
Komatsu Ltd.	197,890	4,576,686
Komatsu Seiren Co., Ltd.	2,000	10,413
Komatsu Wall Industry Co., Ltd.	400	9,814
Komeri Co., Ltd.	1,600	36,369
Komori Corp.	3,400	41,293
Konaka Co., Ltd.	1,400	8,425
Konami Corp.	4,600	95,880
Konica Minolta, Inc.	21,000	226,706
Konishi Co., Ltd.	1,000	17,898
Kosaido Co., Ltd.	900	3,701
Kose Corp.	1,200	50,987
Kosei Securities Co., Ltd.	2,000	3,921
Kourakuen Corp.	700	8,929
Krosaki Harima Corp.	2,000	4,541
K’s Holdings Corp.	1,700	50,609
Kubota Corp.	50,000	789,834
Kumagai Gumi Co., Ltd.*	10,000	36,927
Kumiai Chemical Industry Co., Ltd.	2,000	12,254
Kura Corp.	600	16,768
Kurabo Industries Ltd.	12,000	20,351
Kuraray Co., Ltd.	14,900	174,711
Kuraudia Co., Ltd.	100	1,204
Kureha Corp.	8,000	39,389
Kurimoto Ltd.	6,000	13,075
Kurita Water Industries Ltd.	5,000	111,557
Kuroda Electric Co., Ltd.	1,600	23,444
KYB Co., Ltd.	7,000	31,530
Kyocera Corp.	15,200	708,340
Kyodo Printing Co., Ltd.	3,000	10,723
Kyodo Shiryo Co., Ltd.†	4,000	3,659
Kyoei Sangyo Co., Ltd.	1,000	2,115
Kyoei Steel Ltd.	1,300	24,145
Kyoei Tanker Co., Ltd.	1,000	1,951
Kyokuto Boeki Kaisha Ltd.	1,000	2,434
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	33,302
Kyokuto Securities Co., Ltd.	1,600	26,186
Kyokuyo Co., Ltd.	5,000	11,853
KYORIN Holdings, Inc.	3,000	60,889
Kyoritsu Maintenance Co., Ltd.	500	20,333
Kyoritsu Printing Co., Ltd.	1,000	2,708
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,401
Kyoto Kimono Yuzen Co., Ltd.	700	6,382
Kyowa Electronics Instruments Co., Ltd.	1,000	4,586
Kyowa Exeo Corp.	4,900	63,665
Kyowa Hakko Kirin Co., Ltd.	10,000	122,635
Kyowa Leather Cloth Co., Ltd.	700	5,004
Kyudenko Corp.	2,000	23,633
Kyushu Electric Power Co., Inc.	19,200	206,924
Land Business Co., Ltd.	1,000	3,811
LAND Co., Ltd.*	1,300	154
Lawson, Inc.	3,800	265,749
LEC, Inc.	300	3,083
Leopalace21 Corp.*	7,300	40,069
Life Corp.	700	11,074
Lintec Corp.	2,600	54,975
Lion Corp.	12,000	64,554
LIXIL Group Corp.	57,640	1,231,370
Look, Inc.	2,000	4,595
M3, Inc.	6,100	97,889
Mabuchi Motor Co., Ltd.	900	78,450
Macnica, Inc.	500	15,956
Maeda Corp.	8,000	64,117
Maeda Road Construction Co., Ltd.	4,000	62,220
Maezawa Industries, Inc.	900	2,864
Maezawa Kasei Industries Co., Ltd.	900	9,642
Maezawa Kyuso Industries Co., Ltd.	400	4,865
Makino Milling Machine Co., Ltd.	6,000	44,367
Makita Corp.	5,300	299,612
Mandom Corp.	1,300	44,864
Marche Corp.	300	2,393
Mars Engineering Corp.	600	10,608
Marubeni Construction Material Lease Co., Ltd.	1,000	2,854
Marubeni Corp.	73,000	499,735
Marubun Corp.	900	5,900
Marudai Food Co., Ltd.	6,000	22,430
Maruei Department Store Co., Ltd.*	2,000	2,772
Maruetsu, Inc.	2,000	9,537
Maruha Nichiro Corp.	2,700	40,226
Marui Group Co., Ltd.	10,400	85,628
Maruichi Steel Tube Ltd.	2,800	68,752
Maruka Machinery Co., Ltd.	400	5,281
Marusan Securities Co., Ltd.	3,900	28,057
Maruwa Co., Ltd.	300	9,423
Maruwn Corp.	600	1,395
Maruyama Manufacturing Co., Inc.	2,000	4,687
Maruzen CHI Holdings Co., Ltd.*	600	2,024
Maruzen Showa Unyu Co., Ltd.	4,000	12,656
Matsuda Sangyo Co., Ltd.	800	9,366
Matsui Construction Co., Ltd.	1,000	4,842
Matsui Securities Co., Ltd.	6,800	63,365
Matsumotokiyoshi Holdings Co., Ltd.	2,500	73,741
Matsuya Co., Ltd.	2,200	27,341
Matsuya Foods Co., Ltd.	500	9,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Max Co., Ltd.	2,000	$22,995
Mazda Motor Corp.	28,000	701,819
MEC Co., Ltd.	800	8,790
Medical System Network Co., Ltd.	400	1,287
Medipal Holdings Corp.	7,600	92,371
Megachips Corp.	1,100	14,683
Megmilk Snow Brand Co., Ltd.	2,700	35,327
Meidensha Corp.	12,000	47,267
MEIJI Holdings Co., Ltd.	3,100	245,060
Meiji Shipping Co., Ltd.	1,100	4,032
Meiko Network Japan Co., Ltd.	900	9,880
Meito Sangyo Co., Ltd.	600	6,581
Meito Transportation Co., Ltd.	400	2,465
Meiwa Corp.	900	3,668
Meiwa Estate Co., Ltd.	700	3,287
Melco Holdings, Inc.	600	11,467
Michinoku Bank Ltd.	6,000	11,653
Mie Bank Ltd.	5,000	11,625
Milbon Co., Ltd.	720	23,896
Mimasu Semiconductor Industry Co., Ltd.	1,000	8,963
Minato Bank Ltd.	12,000	23,633
Minebea Co., Ltd.	15,000	204,605
Ministop Co., Ltd.	900	12,547
Miraca Holdings, Inc.	2,600	107,509
Mirait Holdings Corp.	3,600	41,720
Misawa Homes Co., Ltd.	1,600	16,237
MISUMI Group, Inc.	2,600	78,468
Mitachi Co., Ltd.	200	1,134
Mito Securities Co., Ltd.	3,000	10,914
Mitsuba Corp.	2,000	34,921
Mitsubishi Chemical Holdings Corp.	55,000	270,599
Mitsubishi Corp.	68,310	1,398,899
Mitsubishi Electric Corp.	91,000	1,211,812
Mitsubishi Estate Co., Ltd.	72,000	1,620,533
Mitsubishi Gas Chemical Co., Inc.	13,000	82,854
Mitsubishi Heavy Industries Ltd.	162,000	1,042,236
Mitsubishi Kakoki Kaisha Ltd.*	3,000	12,446
Mitsubishi Logistics Corp.	6,000	86,109
Mitsubishi Materials Corp.	58,000	187,736
Mitsubishi Motors Corp.	34,100	413,833
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	7,677
Mitsubishi Paper Mills Ltd.*	18,000	14,607
Mitsubishi Pencil Co., Ltd.	1,000	32,186
Mitsubishi Research Institute, Inc.	400	9,993
Mitsubishi Shokuhin Co., Ltd.	1,100	25,024
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	15,573
Mitsubishi Tanabe Pharma Corp.	6,800	99,760
Mitsubishi UFJ Financial Group, Inc.	734,000	4,150,689
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	102,923
Mitsuboshi Belting Co., Ltd.	3,000	19,667
Mitsui & Co., Ltd.	80,600	1,271,007
Mitsui Chemicals, Inc.*	46,090	128,174
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	76,572
Mitsui Fudosan Co., Ltd.	47,000	1,439,676
Mitsui High-Tec, Inc.	1,400	9,076
Mitsui Home Co., Ltd.	1,000	4,477
Mitsui Matsushima Co., Ltd.	8,000	10,066
Mitsui Mining & Smelting Co., Ltd.	31,000	82,535
Mitsui O.S.K. Lines Ltd.	41,000	130,841
Mitsui Sugar Co., Ltd.	5,000	16,731
Mitsui-Soko Co., Ltd.	5,000	18,509
Mitsumi Electric Co., Ltd.	4,300	31,052
Mitsumura Printing Co., Ltd.	1,000	2,380
Mitsuuroko Group Holdings Co., Ltd.	1,900	9,459
Miura Co., Ltd.	6,000	70,572
Miyaji Engineering Group, Inc.	4,000	8,206
Miyakoshi Holdings, Inc.*	300	1,846
Miyazaki Bank Ltd.	8,000	24,582
Miyoshi Oil & Fat Co., Ltd.	4,000	5,033
Mizuho Financial Group, Inc.	1,143,080	2,041,754
Mizuno Corp.	6,000	31,785
Mochida Pharmaceutical Co., Ltd.	1,000	67,472
Modec, Inc.	1,000	26,196
Monex Group, Inc.	7,000	18,254
MonotaRO Co., Ltd.	800	20,037
Mori Seiki Co., Ltd.	6,800	87,174
Morinaga & Co., Ltd.	13,000	28,092
Morinaga Milk Industry Co., Ltd.	11,000	35,405
Morita Holdings Corp.	2,000	20,862
Morozoff Ltd.	2,000	6,547
Mory Industries, Inc.	2,000	8,042
MOS Food Services, Inc.	1,600	31,934
Moshi Moshi Hotline, Inc.	1,600	15,172
Mr Max Corp.	1,200	3,556
MS&AD Insurance Group Holdings, Inc.	26,100	569,357
Murata Manufacturing Co., Ltd.	9,830	1,117,667
Musashi Seimitsu Industry Co., Ltd.	1,200	23,787
Musashino Bank Ltd.	1,900	63,059
Mutoh Holdings Co., Ltd.	1,000	4,687
Nabtesco Corp.	5,100	122,251
NAC Co., Ltd.	400	4,701
Nachi-Fujikoshi Corp.	12,000	87,750
Nagaileben Co., Ltd.	1,200	23,261
Nagano Bank Ltd.	4,000	6,930
Nagano Keiki Co., Ltd.	800	5,077
Nagase & Co., Ltd.	6,300	76,571
Nagatanien Co., Ltd.	1,000	9,811
Nagoya Railroad Co., Ltd.	20,000	80,237
Naigai Co., Ltd.*	3,000	1,805
Nakabayashi Co., Ltd.	2,000	3,793
Nakamuraya Co., Ltd.	3,000	11,789
Nakano Corp.	1,000	3,547
Nakayama Steel Works Ltd.*	6,000	4,650
Nakayamafuku Co., Ltd.	700	5,093
Nakayo, Inc.	1,000	3,811
Nankai Electric Railway Co., Ltd.	16,000	73,526
Nanto Bank Ltd.	11,000	44,431
Natori Co., Ltd.	600	6,220
NEC Capital Solutions Ltd.	300	5,922
NEC Corp.	113,000	390,490
NEC Networks & System Integration Corp.	1,100	24,853
NET One Systems Co., Ltd.	900	5,194
Neturen Co., Ltd.	1,700	12,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nexon Co., Ltd.	6,100	$50,335
Nexyz Corp.	500	3,041
NGK Insulators Ltd.	13,000	309,606
NGK Spark Plug Co., Ltd.	9,000	264,646
NH Foods Ltd.	8,000	169,665
NHK Spring Co., Ltd.	9,700	95,076
Nice Holdings, Inc.	5,000	9,893
Nichia Steel Works Ltd.	1,000	3,073
Nichias Corp.	6,000	39,663
Nichiban Co., Ltd.	1,000	3,538
Nichicon Corp.	3,900	28,021
Nichiden Corp.	500	10,581
Nichiha Corp.	1,200	11,959
Nichii Gakkan Co.	2,200	17,431
Nichi-iko Pharmaceutical Co., Ltd.	2,100	33,948
Nichimo Co., Ltd.	1,000	1,705
Nichirei Corp.	7,000	29,423
Nichireki Co., Ltd.	1,000	8,407
Nidec Copal Electronics Corp.†	1,200	11,204
Nidec Corp.	10,462	707,801
Nifco, Inc.	2,400	73,964
Nihon Chouzai Co., Ltd.	150	4,103
Nihon Dempa Kogyo Co., Ltd.	900	7,287
Nihon Eslead Corp.	500	4,545
Nihon Kohden Corp.	2,200	115,541
Nihon M&A Center, Inc.	1,300	37,752
Nihon Nohyaku Co., Ltd.	2,000	19,603
Nihon Parkerizing Co., Ltd.	3,000	68,466
Nihon Tokushu Toryo Co., Ltd.	1,000	6,382
Nihon Trim Co., Ltd.	200	5,489
Nihon Unisys Ltd.	3,300	29,818
Nihon Yamamura Glass Co., Ltd.	5,000	7,978
Nikkato Corp.	400	1,492
Nikkiso Co., Ltd.	4,000	44,094
Nikko Co., Ltd.	1,000	4,267
Nikon Corp.	16,100	232,674
Nintendo Co., Ltd.	5,600	609,145
Nippo Corp.	3,000	55,008
Nippon Air Conditioning Services Co. Ltd.	600	4,530
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	12,318
Nippon Carbide Industries Co., Inc.	3,000	6,702
Nippon Carbon Co., Ltd.	6,000	10,394
Nippon Ceramic Co., Ltd.	800	11,941
Nippon Chemical Industrial Co., Ltd.*	4,000	5,762
Nippon Chemi-Con Corp.*	7,000	21,445
Nippon Chemiphar Co., Ltd.	1,000	5,316
Nippon Chutetsukan KK	1,000	2,307
Nippon Coke & Engineering Co., Ltd.	10,000	10,394
Nippon Concrete Industries Co., Ltd.	1,000	5,972
Nippon Conveyor Co., Ltd.	3,000	7,331
Nippon Denko Co., Ltd.	5,000	12,400
Nippon Densetsu Kogyo Co., Ltd.	2,000	32,040
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,635
Nippon Electric Glass Co., Ltd.	20,000	97,379
Nippon Express Co., Ltd.	34,000	142,293
Nippon Felt Co., Ltd.	700	3,070
Nippon Filcon Co., Ltd.	900	3,939
Nippon Fine Chemical Co., Ltd.	1,000	7,276
Nippon Flour Mills Co., Ltd.	8,000	38,733
Nippon Formula Feed Manufacturing Co., Ltd.†	4,000	4,158
Nippon Gas Co., Ltd.	1,100	26,107
Nippon Hume Corp.	1,000	8,370
Nippon Kanzai Co., Ltd.	400	10,606
Nippon Kasei Chemical Co., Ltd.	2,000	2,644
Nippon Kayaku Co., Ltd.	5,000	60,953
Nippon Kinzoku Co., Ltd.*	3,000	4,404
Nippon Koei Co., Ltd.	4,000	16,339
Nippon Konpo Unyu Soko Co., Ltd.	3,000	50,276
Nippon Koshuha Steel Co., Ltd.*.	5,000	5,060
Nippon Light Metal Holdings Co., Ltd.	29,000	41,778
Nippon Paint Co., Ltd.	7,000	157,328
Nippon Paper Industries Co., Ltd.	4,600	68,827
Nippon Parking Development Co., Ltd.	13,000	14,698
Nippon Pillar Packing Co., Ltd.	1,000	8,407
Nippon Piston Ring Co., Ltd.	4,000	9,337
Nippon Road Co., Ltd.	4,000	22,430
Nippon Seisen Co., Ltd.	1,000	6,437
Nippon Sharyo Ltd.	4,000	14,370
Nippon Sheet Glass Co., Ltd.*	38,000	41,924
Nippon Shinyaku Co., Ltd.	3,000	90,814
Nippon Shokubai Co., Ltd.	8,000	88,990
Nippon Signal Co., Ltd.	2,800	28,747
Nippon Soda Co., Ltd.	7,000	35,742
Nippon Steel & Sumikin Bussan Corp.	7,400	28,541
Nippon Steel & Sumitomo Metal Corp.	406,340	1,054,428
Nippon Suisan Kaisha Ltd.*	16,000	42,161
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	21,637
Nippon Systemware Co., Ltd.	400	2,411
Nippon Telegraph & Telephone Corp.	37,310	2,320,415
Nippon Television Holdings, Inc.	6,700	102,264
Nippon Thompson Co., Ltd.	4,000	20,679
Nippon Valqua Industries Ltd.	5,000	14,406
Nippon Yakin Kogyo Co., Ltd.*	6,500	16,476
Nippon Yusen KK	66,000	173,914
Nipro Corp.	4,800	39,871
Nishimatsu Construction Co., Ltd.	18,000	81,404
Nishimatsuya Chain Co., Ltd.	2,600	20,293
Nishi-Nippon City Bank Ltd.	37,000	98,847
Nissan Chemical Industries Ltd.	5,300	93,846
Nissan Motor Co., Ltd.	128,520	1,252,682
Nissan Shatai Co., Ltd.	4,000	65,247
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,744
Nissei Build Kogyo Co., Ltd.	4,000	10,066
Nissei Plastic Industrial Co., Ltd.	1,000	8,361
Nissen Holdings Co., Ltd.	2,400	8,097
Nissha Printing Co., Ltd.	2,200	32,416
Nisshin Fudosan Co., Ltd.	1,400	5,948
Nisshin Oillio Group Ltd.	6,000	20,187
Nisshin Seifun Group, Inc.	12,705	125,573
Nisshin Steel Holdings Co., Ltd.	5,004	45,443
Nisshinbo Holdings, Inc.	8,000	67,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nissin Corp.	4,000	$10,504
Nissin Electric Co., Ltd.	2,000	11,890
Nissin Foods Holdings Co., Ltd.	3,200	166,310
Nissin Kogyo Co., Ltd.	2,100	34,523
Nissui Pharmaceutical Co., Ltd. .	500	5,831
Nitori Holdings Co., Ltd.	3,700	229,068
Nitta Corp.	1,100	26,709
Nittetsu Mining Co., Ltd.	3,000	12,254
Nitto Boseki Co., Ltd.	10,000	38,477
Nitto Denko Corp.	7,620	417,910
Nitto Fuji Flour Milling Co., Ltd.	1,000	2,872
Nitto Kogyo Corp.	1,800	36,107
Nitto Kohki Co., Ltd.	700	13,582
Nitto Seiko Co., Ltd.	1,000	3,519
Nitto Seimo Co., Ltd.	1,000	1,532
Nittoc Construction Co., Ltd.	750	3,727
NOF Corp.	11,000	68,603
Nohmi Bosai Ltd.	1,000	15,664
NOK Corp.	5,000	114,703
Nomura Co., Ltd.	2,000	18,546
Nomura Holdings, Inc.	183,200	1,092,101
Nomura Real Estate Holdings, Inc.	6,400	109,939
Nomura Research Institute Ltd.	4,300	138,988
Noritake Co., Ltd.	6,000	14,607
Noritsu Koki Co., Ltd.	1,100	6,479
Noritz Corp.	2,300	40,621
North Pacific Bank Ltd.	18,400	72,476
NS Solutions Corp.	1,000	29,724
NS United Kaiun Kaisha Ltd.	4,000	9,884
NSD Co., Ltd.	2,300	36,133
NSK Ltd.	18,000	256,193
NTN Corp.	23,000	103,807
NTT Data Corp.	5,900	212,491
NTT DOCOMO, Inc.	74,100	1,236,745
NTT Urban Development Corp.	6,200	65,236
Obara Group, Inc.	800	29,323
Obayashi Corp.	27,000	184,883
Obayashi Road Corp.	1,000	6,191
OBIC Business Consultants Ltd.	600	17,151
Obic Co., Ltd.	2,000	71,484
Odakyu Electric Railway Co., Ltd.	28,000	256,066
Oenon Holdings, Inc.	3,000	6,729
Ogaki Kyoritsu Bank Ltd.	16,000	43,328
Ohara, Inc.	400	2,228
Ohashi Technica, Inc.	600	6,970
OIE Sangyo Co., Ltd.	300	2,292
Oiles Corp.	1,560	30,012
Oita Bank Ltd.	7,000	26,360
OIZUMI Corp.	400	4,198
Oji Holdings Corp.	45,000	170,276
Okabe Co., Ltd.	2,700	29,690
Okamoto Industries, Inc.	4,000	15,172
Okamura Corp.	4,000	30,308
Okasan Securities Group, Inc.	6,000	42,672
Okaya Electric Industries Co., Ltd.	600	2,134
OKI Electric Cable Co., Ltd.	1,000	3,082
Oki Electric Industry Co., Ltd.	36,000	84,030
Okinawa Electric Power Co., Inc.	700	21,669
OKK Corp.	4,000	5,945
OKUMA Corp.	5,000	39,982
Okumura Corp.	13,000	75,861
Okura Industrial Co., Ltd.	3,000	10,695
Okuwa Co., Ltd.	1,000	9,008
Olympic Group Corp.	800	7,681
Olympus Corp.*	13,100	470,011
Omron Corp.	10,200	463,150
Ono Pharmaceutical Co., Ltd.	4,800	426,278
ONO Sokki Co., Ltd.	500	4,304
Onoken Co., Ltd.	1,000	11,251
Onward Holdings Co., Ltd.	8,000	49,966
Optex Co., Ltd.	800	14,450
Oracle Corp. Japan	1,900	74,146
Organo Corp.	2,000	9,154
Orient Corp.*	16,500	33,248
Oriental Land Co., Ltd.	2,800	529,364
Origin Electric Co., Ltd.	1,000	3,766
ORIX Corp.	57,100	787,712
Osaka Gas Co., Ltd.	86,000	345,568
Osaka Steel Co., Ltd.	800	15,544
OSAKA Titanium Technologies Co., Ltd.	1,100	24,773
Osaki Electric Co., Ltd.	1,000	5,835
OSG Corp.	2,200	38,113
Otsuka Corp.	2,700	107,335
Otsuka Holdings Co., Ltd.	18,300	630,718
Oyo Corp.	1,200	20,417
P.S. Mitsubishi Construction Co., Ltd.	800	3,705
Pacific Industrial Co., Ltd.	2,000	15,154
Pacific Metals Co., Ltd.*	9,000	31,429
Pack Corp.	900	18,841
Pal Co., Ltd.	700	19,020
Paltac Corp.	1,050	12,848
PanaHome Corp.	4,000	27,791
Panasonic Corp.	104,285	1,240,390
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	5,106
Panasonic Information Systems	200	5,498
Paramount Bed Holdings Co., Ltd.	900	25,808
Parco Co., Ltd.	500	4,048
Paris Miki Holdings, Inc.	1,500	6,702
Park24 Co., Ltd.	4,000	63,825
Pasco Corp.	1,000	3,857
Pasona Group, Inc.	1,000	5,462
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	7,659
Penta-Ocean Construction Co., Ltd.	17,000	57,196
PGM Holdings KK	3,000	28,721
PIA Corp.	300	5,066
Pigeon Corp.	1,600	90,595
Pilot Corp.	1,000	56,987
Piolax, Inc.	500	23,387
Pioneer Corp.*	17,600	48,303
Pixela Corp.*	500	625
Plenus Co., Ltd.	1,500	34,479
Pocket Card Co., Ltd.	1,100	6,640
Pola Orbis Holdings, Inc.	1,100	43,077
Poplar Co., Ltd.	300	1,507
Press Kogyo Co., Ltd.	5,000	20,606
Prima Meat Packers Ltd.	7,000	17,424
Pronexus, Inc.	1,300	9,163
Raito Kogyo Co., Ltd.	2,900	26,971
Rakuten, Inc.	40,600	467,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Rasa Corp.	500	$2,421
Rasa Industries Ltd.*	4,000	5,325
Renaissance, Inc.	500	4,336
Renesas Electronics Corp.*	3,200	27,456
Rengo Co., Ltd.	10,000	44,951
Renown, Inc.*	2,500	2,713
Resona Holdings, Inc.	92,600	522,123
Resort Solution Co., Ltd.	1,000	2,052
Resorttrust, Inc.	3,800	84,853
Rheon Automatic Machinery Co., Ltd.	1,000	4,522
Rhythm Watch Co., Ltd.	6,000	9,136
Ricoh Co., Ltd.	26,000	279,261
Ricoh Leasing Co., Ltd.	800	22,284
Right On Co., Ltd.	900	5,859
Riken Corp.	4,000	16,923
Riken Keiki Co., Ltd.	1,000	10,039
Riken Technos Corp.	2,000	9,246
Ringer Hut Co., Ltd.	900	13,811
Rinnai Corp.	1,200	99,676
Riso Kagaku Corp.	900	29,132
Riso Kyoiku Co., Ltd.*	1,300	2,703
Rock Field Co., Ltd.	600	10,619
Rohm Co., Ltd.	4,300	270,527
Rohto Pharmaceutical Co., Ltd.	5,000	67,062
Roland DG Corp.	500	20,629
Round One Corp.	3,300	19,859
Royal Holdings Co., Ltd.	1,800	29,066
Ryobi Ltd.	7,000	20,424
Ryoden Trading Co., Ltd.	1,000	7,486
Ryohin Keikaku Co., Ltd.	1,000	119,170
Ryosan Co., Ltd.	1,900	40,884
Ryoyo Electro Corp.	1,600	16,470
S Foods, Inc.	500	8,443
S.T. Corp.	600	5,465
Sagami Chain Co., Ltd.	1,000	9,610
Saibu Gas Co., Ltd.	13,000	30,937
Saizeriya Co., Ltd.	1,600	21,431
Sakai Chemical Industry Co., Ltd.	4,000	12,911
Sakai Heavy Industries Ltd.	2,000	5,471
Sakai Moving Service Co., Ltd.	200	6,975
Sakai Ovex Co., Ltd.	3,000	4,623
Sakata INX Corp.	2,000	19,950
Sakata Seed Corp.	2,000	25,475
Sakurada Co., Ltd.(b)*†	6,000	—
Sala Corp.	1,000	5,735
San Holdings, Inc.	200	2,883
San-A Co., Ltd.	800	26,661
San-Ai Oil Co., Ltd.	2,000	13,914
Sanden Corp.	7,000	41,486
Sangetsu Co., Ltd.	2,100	52,904
San-In Godo Bank Ltd.	7,000	49,401
Sanix, Inc.*	1,800	11,751
Sanken Electric Co., Ltd.	7,000	58,783
Sanki Engineering Co., Ltd.	3,000	22,293
Sanko Metal Industrial Co., Ltd.	1,000	2,498
Sankyo Co., Ltd.	2,200	78,833
Sankyo Seiko Co., Ltd.	2,000	7,404
Sankyo Tateyama, Inc.	1,700	33,000
Sankyu, Inc.	15,000	80,146
Sanoh Industrial Co., Ltd.	1,400	9,574
Sanrio Co., Ltd.	2,000	57,990
Sanritsu Corp.	300	1,461
Sanshin Electronics Co., Ltd.	1,500	11,174
Sansui Electric Co., Ltd.(b)*†	68,000	—
Santen Pharmaceutical Co., Ltd.	3,000	167,951
Sanwa Holdings Corp.	12,000	85,343
Sanyo Chemical Industries Ltd.	3,000	18,464
Sanyo Housing Nagoya Co., Ltd.	1,000	11,361
Sanyo Industries Ltd.	1,000	2,024
Sanyo Shokai Ltd.	6,000	13,184
Sanyo Special Steel Co., Ltd.	6,000	22,156
Sapporo Holdings Ltd.	19,000	73,107
Sasebo Heavy Industries Co., Ltd.*†	8,000	11,027
Sata Construction Co., Ltd.	4,000	5,288
Sato Holdings Corp.	1,200	33,754
Sato Shoji Corp.	1,000	6,610
Satori Electric Co., Ltd.	900	5,982
Sawai Pharmaceutical Co., Ltd.	1,800	103,561
SAXA Holdings, Inc.	3,000	4,623
SBI Holdings, Inc.	11,260	126,075
Schott Moritex Corp.*	200	507
Scroll Corp.	1,700	4,542
SCSK Corp.	2,232	59,975
Secom Co., Ltd.	9,900	589,712
Sega Sammy Holdings, Inc.	8,900	143,228
Seibu Electric Industry Co., Ltd.	1,000	4,550
Seibu Holdings, Inc.	7,600	151,757
Seika Corp.	4,000	9,774
Seikagaku Corp.	2,400	36,129
Seikitokyu Kogyo Co., Ltd.	600	3,332
Seiko Epson Corp.	6,800	326,747
Seiko Holdings Corp.	6,000	26,259
Seino Holdings Co., Ltd.	9,000	72,131
Seiren Co., Ltd.	3,200	28,594
Sekisui Chemical Co., Ltd.	18,000	206,465
Sekisui House Ltd.	29,000	341,628
Sekisui Jushi Corp.	1,000	13,485
Sekisui Plastics Co., Ltd.	2,000	5,562
Senko Co., Ltd.	4,000	17,397
Senshu Ikeda Holdings, Inc.	6,880	35,380
Senshukai Co., Ltd.	2,200	17,632
Seven & I Holdings Co., Ltd.	37,600	1,458,403
Seven Bank Ltd.	26,000	105,968
Sharp Corp.*	67,000	190,600
Shibaura Mechatronics Corp.	2,000	6,145
Shibusawa Warehouse Co., Ltd.	3,000	9,273
Shibuya Kogyo Co., Ltd.	700	18,796
Shiga Bank Ltd.	11,000	60,579
Shikibo Ltd.	7,000	7,914
Shikoku Bank Ltd.	8,000	17,215
Shikoku Chemicals Corp.	1,000	6,838
Shikoku Electric Power Co., Inc.*	7,600	97,430
Shima Seiki Manufacturing Ltd.	1,600	26,347
Shimachu Co., Ltd.	2,300	53,120
Shimadzu Corp.	12,000	103,834
Shimamura Co., Ltd.	800	73,526
Shimano, Inc.	3,500	425,712
Shimizu Bank Ltd.	400	10,854
Shimizu Corp.	33,000	260,269
Shimojima Co., Ltd.	800	7,309
Shin Nippon Air Technologies Co., Ltd.	900	7,238
Shin Nippon Biomedical Laboratories Ltd.*	700	5,361
Shinagawa Refractories Co., Ltd.	3,000	7,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Shindengen Electric Manufacturing Co., Ltd.	4,000	$27,317
Shin-Etsu Chemical Co., Ltd.	16,700	1,091,457
Shin-Etsu Polymer Co., Ltd.	2,500	13,244
Shingakukai Co., Ltd.	600	2,123
Shinkawa Ltd.*	900	4,448
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,492
Shinko Electric Industries Co., Ltd.	3,100	22,641
Shinko Plantech Co., Ltd.	2,600	19,937
Shinko Shoji Co., Ltd.	1,100	10,792
Shinmaywa Industries Ltd.	5,000	45,498
Shinnihon Corp.	1,600	5,981
Shinsei Bank Ltd.	79,000	169,273
Shinsho Corp.	3,000	7,440
Shinwa Co., Ltd.	600	7,161
Shinyei Kaisha*	1,000	1,997
Shionogi & Co., Ltd.	13,700	314,285
Ship Healthcare Holdings, Inc.	1,500	48,005
Shiroki Corp.	2,000	4,194
Shiseido Co., Ltd.	17,400	287,078
Shizuoka Bank Ltd.	23,000	236,763
Shizuoka Gas Co., Ltd.	3,000	19,968
Sho-Bond Holdings Co., Ltd.	900	35,040
Shobunsha Publications, Inc.	700	4,506
Shochiku Co., Ltd.	4,000	37,201
Shoko Co., Ltd.	4,000	5,945
Showa Corp.	2,600	28,471
Showa Denko KK	41,000	53,832
Showa Sangyo Co., Ltd.	5,000	18,281
Showa Shell Sekiyu KK	9,300	88,697
Shuei Yobiko Co., Ltd.	200	594
Siix Corp.	700	12,171
Sinanen Co., Ltd.	2,000	8,097
Sinfonia Technology Co., Ltd.	7,000	10,276
Sintokogio Ltd.	2,600	18,183
SK Japan Co., Ltd.	200	467
SKY Perfect JSAT Holdings, Inc.	9,000	52,929
SMC Corp.	25,000	6,895,373
SMK Corp.	3,000	14,579
SNT Corp.	1,200	6,466
Soda Nikka Co., Ltd.	1,000	4,194
SoftBank Corp.	47,606	3,337,520
Softbank Technology Corp.	200	2,557
Softbrain Co., Ltd.*	2,000	4,194
Sogo Medical Co., Ltd.	200	9,738
Sohgo Security Services Co., Ltd.	4,700	110,477
Sojitz Corp.	49,100	77,002
Sompo Japan Nipponkoa Holdings, Inc.	19,050	462,202
Sony Corp.	56,700	1,029,311
Sony Financial Holdings, Inc.	7,300	118,078
Soshin Electric Co., Ltd.	600	2,145
Sotetsu Holdings, Inc.	15,000	54,297
SPK Corp.	200	3,532
Square Enix Holdings Co., Ltd.	4,000	84,942
SRA Holdings, Inc.	600	9,005
St. Marc Holdings Co., Ltd.	400	20,205
Stanley Electric Co., Ltd.	6,700	144,904
Star Micronics Co., Ltd.	2,300	33,826
Start Today Co., Ltd.	5,200	113,174
Starzen Co., Ltd.	4,000	12,473
Stella Chemifa Corp.	500	7,253
Studio Alice Co., Ltd.	500	6,424
Sugi Holdings Co., Ltd.	2,600	109,168
Sugimoto & Co., Ltd.	600	6,018
Sumco Corp.	8,000	96,576
Sumida Corp.	700	4,825
Suminoe Textile Co., Ltd.	3,000	9,410
Sumiseki Holdings, Inc.*	3,800	4,331
Sumitomo Bakelite Co., Ltd.	12,000	47,048
Sumitomo Chemical Co., Ltd.	71,000	253,121
Sumitomo Corp.	50,580	558,259
Sumitomo Dainippon Pharma Co. Ltd.	7,000	89,163
Sumitomo Densetsu Co., Ltd.	900	11,948
Sumitomo Electric Industries Ltd.	36,900	545,215
Sumitomo Forestry Co., Ltd.	4,800	51,643
Sumitomo Heavy Industries Ltd.	29,000	163,146
Sumitomo Metal Mining Co., Ltd.	26,000	366,027
Sumitomo Mitsui Construction Co., Ltd.*	36,000	43,328
Sumitomo Mitsui Financial Group, Inc.	73,250	2,986,102
Sumitomo Mitsui Trust Holdings, Inc.	169,410	705,135
Sumitomo Osaka Cement Co., Ltd.	20,000	65,649
Sumitomo Precision Products Co., Ltd.	2,000	7,878
Sumitomo Real Estate Sales Co., Ltd.	880	20,268
Sumitomo Realty & Development Co., Ltd.	22,000	782,813
Sumitomo Rubber Industries Ltd.	6,500	92,396
Sumitomo Seika Chemicals Co., Ltd.	2,000	11,452
Sumitomo Warehouse Co., Ltd.	9,000	47,513
Sun Frontier Fudousan Co., Ltd.	1,000	11,434
Sundrug Co., Ltd.	3,500	155,573
Suntory Beverage & Food Ltd.	7,000	248,279
Sun-Wa Technos Corp.	600	6,423
Suruga Bank Ltd.	10,000	199,316
Suzuden Corp.	300	1,748
Suzuken Co., Ltd.	2,900	83,556
Suzuki Motor Corp.	18,000	596,663
SWCC Showa Holdings Co., Ltd.*	15,000	14,908
Sysmex Corp.	7,400	297,552
Systena Corp.	1,000	7,623
T Hasegawa Co., Ltd.	1,600	24,421
T&D Holdings, Inc.	29,700	381,422
T.RAD Co., Ltd.	4,000	10,030
Tac Co., Ltd.	700	1,742
Tachibana Eletech Co., Ltd.	700	9,529
Tachi-S Co., Ltd.	1,600	23,137
Tadano Ltd.	5,000	92,045
Taihei Dengyo Kaisha Ltd.	1,000	7,960
Taihei Kogyo Co., Ltd.	2,000	10,723
Taiheiyo Cement Corp.	60,000	226,487
Taiheiyo Kouhatsu, Inc.	4,000	3,538
Taiho Kogyo Co., Ltd.	800	9,147
Taikisha Ltd.	2,100	46,969
Taiko Pharmaceutical Co., Ltd.	400	6,871
Taisei Corp.	52,000	293,485
Taisei Lamick Co., Ltd.	300	7,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	$136,950
Taiyo Holdings Co., Ltd.	900	28,680
Taiyo Nippon Sanso Corp.	13,000	114,620
Taiyo Yuden Co., Ltd.	4,700	52,625
Takachiho Koheki Co., Ltd.	500	4,805
Takada Kiko Co., Ltd.	1,000	2,115
Takamatsu Construction Group Co., Ltd.	1,000	18,728
Takano Co., Ltd.	400	2,243
Takaoka Toko Holdings Co., Ltd.	400	5,628
Taka-Q Co., Ltd.	500	962
Takara Holdings, Inc.	6,000	45,680
Takara Leben Co., Ltd.	4,400	16,368
Takara Printing Co., Ltd.	700	5,355
Takara Standard Co., Ltd.	5,000	42,808
Takasago International Corp.	4,000	18,965
Takasago Thermal Engineering Co., Ltd.	3,900	50,459
Takashima & Co., Ltd.	2,000	4,504
Takashimaya Co., Ltd.	13,000	108,694
Takata Corp.	1,900	43,102
Take And Give Needs Co., Ltd.	600	6,423
Takeda Pharmaceutical Co., Ltd.	35,600	1,547,671
Takihyo Co., Ltd.	1,000	3,820
Takiron Co., Ltd.	3,000	15,099
Takuma Co., Ltd.	4,000	25,384
Tamron Co., Ltd.	1,200	23,054
Tamura Corp.	3,000	12,501
Tanaka Co., Ltd.	300	1,923
Tanseisha Co., Ltd.	1,300	10,395
TASAKI & Co., Ltd.*	200	2,223
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	10,650
Taya Co., Ltd.	200	1,441
Tayca Corp.	2,000	8,589
TBK Co., Ltd.	1,000	6,164
TDC Software Engineering, Inc.	200	1,659
TDK Corp.	5,900	329,227
Teac Corp.*	6,000	3,392
Teijin Ltd.	27,000	65,238
Teikoku Electric Manufacturing Co., Ltd.	800	9,650
Teikoku Sen-I Co., Ltd.	1,000	21,135
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,447
Tekken Corp.	8,000	37,128
Temp Holdings Co., Ltd.	1,700	51,771
Ten Allied Co., Ltd.*	800	2,546
Tenma Corp.	1,100	16,007
Terumo Corp.	14,200	340,386
T-Gaia Corp.	2,000	19,147
THK Co., Ltd.	5,300	131,926
Tigers Polymer Corp.	600	3,791
Titan Kogyo KK	1,000	2,362
TKC Corp.	900	17,766
Toa Corp.	11,000	20,561
TOA Corp.	1,000	10,486
Toa Road Corp.	2,000	7,732
Toabo Corp.	4,000	2,845
Toagosei Co., Ltd.	13,000	53,576
Tobishima Corp.*	8,000	18,090
Tobu Railway Co., Ltd.	47,000	236,553
Tobu Store Co., Ltd.	1,000	2,562
TOC Co., Ltd.	4,700	30,383
Tocalo Co., Ltd.	600	12,484
Tochigi Bank Ltd.	6,000	23,524
Toda Corp.	14,000	70,335
Toda Kogyo Corp.	1,000	3,757
Toei Co., Ltd.	5,000	25,940
Toenec Corp.	1,000	5,452
Toho Bank Ltd.	10,000	37,292
Toho Co., Ltd.	5,400	122,106
Toho Co., Ltd. (Frankfurt Stock Exchange)	2,000	7,422
Toho Gas Co., Ltd.	11,000	61,983
Toho Holdings Co., Ltd.	3,700	70,744
Toho Titanium Co., Ltd.*	2,100	14,418
Toho Zinc Co., Ltd.	7,000	26,615
Tohoku Bank Ltd.	6,000	8,480
Tohoku Electric Power Co., Inc.	21,400	243,122
Tohto Suisan Co., Ltd.	2,000	3,592
Tokai Carbon Co., Ltd.	12,000	33,262
TOKAI Holdings Corp.	2,000	8,625
Tokai Rika Co., Ltd.	2,900	61,292
Tokai Rubber Industries Ltd.	2,000	17,652
Tokai Senko KK	1,000	1,112
Tokai Tokyo Financial Holdings, Inc.	9,600	65,999
Token Corp.	520	23,801
Tokio Marine Holdings, Inc.	122,400	3,797,274
Toko, Inc.	5,000	14,953
Tokushu Tokai Paper Co., Ltd.	8,000	18,892
Tokuyama Corp.	11,000	36,207
Tokyo Broadcasting System Holdings, Inc.	3,700	41,225
Tokyo Dome Corp.	9,000	37,912
Tokyo Electric Power Co., Inc.*	79,000	276,599
Tokyo Electron Ltd.	8,300	541,704
Tokyo Energy & Systems, Inc.	1,000	6,765
Tokyo Gas Co., Ltd.	107,000	601,463
Tokyo Individualized Educational Institute, Inc.	900	2,979
Tokyo Keiki, Inc.	4,000	10,212
Tokyo Kikai Seisakusho Ltd.*	3,000	2,325
Tokyo Ohka Kogyo Co., Ltd.	2,300	60,837
Tokyo Rakutenchi Co., Ltd.	2,000	9,081
Tokyo Rope Manufacturing Co., Ltd.*	8,000	12,692
Tokyo Sangyo Co., Ltd.	1,000	3,775
Tokyo Seimitsu Co., Ltd.	2,300	38,650
Tokyo Steel Manufacturing Co., Ltd.	7,100	37,483
Tokyo Tatemono Co., Ltd.	17,000	137,488
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,072
Tokyo Tekko Co., Ltd.	2,000	10,230
Tokyo Theatres Co., Inc.	4,000	5,288
Tokyo Tomin Bank Ltd.†	2,300	26,964
Tokyotokeiba Co., Ltd.	8,000	22,904
Tokyu Construction Co., Ltd.	4,940	24,503
Tokyu Corp.	53,000	347,454
Tokyu Fudosan Holdings Corp.	22,174	152,039
Toli Corp.	3,000	6,538
Tomato Bank Ltd.	4,000	6,565
Tomen Devices Corp.	100	1,660
Tomen Electronics Corp.	500	7,486
Tomoe Corp.	1,800	7,582
Tomoe Engineering Co., Ltd.	400	7,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tomoegawa Co., Ltd.	2,000	$3,501
Tomoku Co., Ltd.	4,000	11,087
TOMONY Holdings, Inc.	9,400	39,511
Tomy Co., Ltd.	3,700	20,579
Tonami Holdings Co., Ltd.	2,000	4,486
TonenGeneral Sekiyu KK	12,000	104,928
Top Culture Co., Ltd.	400	2,006
Topcon Corp.	2,800	63,723
Toppan Forms Co., Ltd.	2,600	26,836
Toppan Printing Co., Ltd.	27,000	193,991
Topre Corp.	2,500	35,537
Topy Industries Ltd.	10,000	19,695
Toray Industries, Inc.	75,000	495,783
Torigoe Co., Ltd.	1,200	7,943
Torii Pharmaceutical Co., Ltd.	800	22,175
Torishima Pump Manufacturing Co., Ltd.	1,500	12,460
Tose Co., Ltd.	300	1,953
Toshiba Corp.	181,000	838,698
Toshiba Machine Co., Ltd.	7,000	31,912
Toshiba Plant Systems & Services Corp.	2,000	33,663
Toshiba TEC Corp.	7,000	45,316
Tosho Printing Co., Ltd.	1,000	4,541
Tosoh Corp.	20,000	80,966
Totetsu Kogyo Co., Ltd.	1,000	23,570
TOTO Ltd.	13,000	142,950
Totoku Electric Co., Ltd.*	100	1,628
Tottori Bank Ltd.	3,000	6,264
Toukei Computer Co., Ltd.	200	2,896
Tow Co., Ltd.	300	1,969
Towa Bank Ltd.	13,000	11,735
Towa Corp.	1,200	7,528
Towa Pharmaceutical Co., Ltd.	600	26,287
Toyo Construction Co., Ltd.	3,600	16,445
Toyo Corp.	1,600	16,558
Toyo Electric Manufacturing Co., Ltd.	2,000	8,516
Toyo Engineering Corp.	8,000	34,283
Toyo Ink SC Holdings Co., Ltd.	11,000	51,352
Toyo Kanetsu KK	6,000	14,552
Toyo Kohan Co., Ltd.	3,000	16,248
Toyo Logistics Co., Ltd.	1,000	2,517
Toyo Machinery & Metal Co., Ltd.	1,000	4,641
Toyo Securities Co., Ltd.	4,000	11,051
Toyo Seikan Group Holdings Ltd.	7,600	94,173
Toyo Shutter Co., Ltd.	200	1,375
Toyo Sugar Refining Co., Ltd.	2,000	1,878
Toyo Suisan Kaisha Ltd.	5,000	165,945
Toyo Tanso Co., Ltd.	700	14,475
Toyo Tire & Rubber Co., Ltd.	5,000	85,480
Toyo Wharf & Warehouse Co., Ltd.	3,000	6,100
Toyobo Co., Ltd.	40,000	57,990
Toyoda Gosei Co., Ltd.	2,400	46,829
Toyota Boshoku Corp.	1,800	18,874
Toyota Industries Corp.	8,400	405,927
Toyota Motor Corp.	133,340	7,857,547
Toyota Tsusho Corp.	9,300	226,575
TPR Co., Ltd.	1,500	36,175
Transcosmos, Inc.	1,600	31,365
Trend Micro, Inc.	4,900	165,753
Trusco Nakayama Corp.	1,500	38,801
TS Tech Co., Ltd.	2,300	55,909
TSI Holdings Co., Ltd.	4,825	33,831
Tsubakimoto Chain Co.	6,000	49,565
Tsubakimoto Kogyo Co., Ltd.	1,000	2,790
Tsudakoma Corp.*	3,000	4,267
Tsugami Corp.	3,000	16,713
Tsukamoto Corp. Co., Ltd.	2,000	2,444
Tsukishima Kikai Co., Ltd.	2,000	22,320
Tsukuba Bank Ltd.	5,400	18,217
Tsumura & Co.	2,700	60,241
Tsuruha Holdings, Inc.	800	44,495
Tsutsumi Jewelry Co., Ltd.	500	12,181
TV Asahi Holdings Corp.	3,000	47,322
Tv Tokyo Holdings Corp.	500	9,934
TYK Corp.	1,000	1,979
UACJ Corp.	12,266	46,637
Ube Industries Ltd.	45,000	71,803
Uchida Yoko Co., Ltd.	2,000	6,893
Ueki Corp.	1,000	2,644
UKC Holdings Corp.	700	11,431
Ulvac, Inc.*	2,200	27,662
Unicafe, Inc.	300	1,814
Unicharm Corp.	17,700	403,545
Uniden Corp.	3,000	6,784
Union Tool Co.	800	21,992
Unipres Corp.	1,600	31,351
United Arrows Ltd.	1,100	40,670
Unitika Ltd.*	29,000	13,485
UNY Group Holdings Co., Ltd.	7,900	41,994
U-Shin Ltd.	1,400	8,821
Ushio, Inc.	6,300	66,518
USS Co., Ltd.	9,100	139,394
Utoc Corp.	900	4,054
Valor Co., Ltd.	2,400	38,820
Vital KSK Holdings, Inc.	2,300	20,174
Wacoal Holdings Corp.	6,000	58,427
Wacom Co., Ltd.	8,000	34,575
Wakachiku Construction Co., Ltd.	7,000	13,339
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,526
Warabeya Nichiyo Co., Ltd.	700	12,567
Watabe Wedding Corp.	300	1,592
WATAMI Co., Ltd.	1,400	16,671
Weathernews, Inc.	300	8,507
West Japan Railway Co.	7,300	326,778
Wood One Co., Ltd.	2,000	5,361
Xebio Co., Ltd.	1,400	21,228
Y.A.C. Co., Ltd.	500	2,950
Yachiyo Bank Ltd.†	600	18,792
Yahagi Construction Co., Ltd.	1,700	12,586
Yahoo! Japan Corp.	63,900	242,957
Yaizu Suisankagaku Industry Co., Ltd.	600	5,432
Yakult Honsha Co., Ltd.	6,200	325,617
YAMABIKO Corp.	500	20,264
Yamada Denki Co., Ltd.	36,800	107,372
Yamada SxL Home Co., Ltd.*	6,000	6,455
Yamagata Bank Ltd.	7,000	32,806
Yamaguchi Financial Group, Inc.	5,000	47,230
Yamaha Corp.	7,600	99,301
Yamaha Motor Co., Ltd.	12,700	248,384
Yamaichi Electronics Co., Ltd.	1,200	10,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Yamanashi Chuo Bank Ltd.	7,000	$30,700
Yamashita Medical Instruments Co., Ltd.	100	1,586
Yamatane Corp.	6,000	9,847
Yamato Corp.	1,000	3,401
Yamato Holdings Co., Ltd.	16,500	307,132
Yamato International, Inc.	700	2,744
Yamato Kogyo Co., Ltd.	2,800	93,440
Yamaura Corp.	500	1,906
Yamaya Corp.	110	1,673
Yamazaki Baking Co., Ltd.	6,000	77,356
Yamazawa Co., Ltd.	300	4,467
Yamazen Corp.	4,700	36,811
Yaoko Co., Ltd.	500	29,724
Yaskawa Electric Corp.	9,000	121,860
Yasuda Logistics Corp.	1,000	9,519
Yellow Hat Ltd.	1,100	24,171
Yodogawa Steel Works Ltd.	9,000	36,845
Yokogawa Bridge Holdings Corp.	2,000	27,992
Yokogawa Electric Corp.	11,200	147,257
Yokohama Reito Co., Ltd.	2,600	19,297
Yokohama Rubber Co., Ltd.	10,000	86,528
Yokowo Co., Ltd.	1,000	5,589
Yomeishu Seizo Co., Ltd.	1,000	8,388
Yomiuri Land Co., Ltd.	2,000	8,717
Yondenko Corp.	1,000	3,802
Yondoshi Holdings, Inc.	900	18,029
Yonekyu Corp.	1,000	11,160
Yorozu Corp.	700	11,986
Yoshinoya Holdings Co., Ltd.	3,000	35,943
Yuasa Trading Co., Ltd.	1,200	23,272
Yuken Kogyo Co., Ltd.	2,000	4,650
Yurtec Corp.	2,000	9,774
Yusen Logistics Co., Ltd.	900	9,486
Yushin Precision Equipment Co., Ltd.	600	13,086
Yushiro Chemical Industry Co., Ltd.	600	8,004
Zappallas, Inc.	1,000	5,389
Zenkoku Hosho Co., Ltd.	2,400	66,961
Zenrin Co., Ltd.	1,700	20,150
Zensho Holdings Co., Ltd.	4,600	40,768
Zeon Corp.	7,000	71,356
ZERIA Pharmaceutical Co., Ltd.	1,100	22,687
Zuken, Inc.	800	8,060

		191,956,788

Malaysia (0.2%)
Genting Bhd	1,032,700	2,987,448

Mexico (0.0%)
Fresnillo plc	12,042	148,366

Netherlands (3.2%)
ASML Holding N.V.	38,191	3,802,052
Heineken N.V.	84,703	6,337,739
ING Groep N.V. (CVA)*	395,640	5,651,755
Koninklijke Philips N.V.	100,687	3,213,019
Royal Dutch Shell plc, Class A	357,029	13,659,781
Royal Dutch Shell plc, Class B	150,412	5,942,391

		38,606,737

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	59,990
Spark New Zealand Ltd.	15,442	35,964

		95,954

Singapore (0.4%)
Singapore Telecommunications Ltd. (CDI)	4,529	13,482
United Overseas Bank Ltd.	291,500	5,118,445

		5,131,927

South Africa (0.0%)
Mondi plc	17,376	284,790

Spain (4.2%)
Banco Bilbao Vizcaya Argentaria S.A.	1,508,108	18,192,896
Banco Santander S.A.	1,841,925	17,706,560
Iberdrola S.A.	552,143	3,954,168
Inditex S.A.	107,201	2,961,880
Repsol S.A.	89,882	2,134,279
Telefonica S.A.	399,303	6,180,682

		51,130,465

Sweden (1.6%)
Atlas Copco AB, Class A	250,637	7,189,836
Investor AB, Class B	147,729	5,224,562
Sandvik AB	233,235	2,631,005
Volvo AB, Class B	394,629	4,290,278

		19,335,681

Switzerland (5.8%)
ABB Ltd. (Registered)*	257,490	5,793,323
Cie Financiere Richemont S.A. (Registered)	78,318	6,427,376
Coca-Cola HBC AG (CDI)*	10,092	218,087
Glencore plc*	1,442,017	8,023,075
Holcim Ltd. (Registered)*	75,414	5,501,818
Nestle S.A. (Registered)	93,074	6,848,694
Novartis AG (Registered)	106,710	10,076,366
Roche Holding AG	36,807	10,914,488
Swatch Group AG	9,529	4,532,438
Syngenta AG (Registered)	14,624	4,661,237
UBS AG (Registered)*	352,898	6,158,249
Wolseley plc	15,071	792,097

		69,947,248

United Kingdom (14.9%)
3i Group plc	43,907	272,832
Aberdeen Asset Management plc	54,586	354,411
Admiral Group plc	11,094	230,748
Aggreko plc	13,600	341,297
Anglo American plc	152,802	3,428,375
Antofagasta plc	19,867	232,215
ARM Holdings plc	81,748	1,200,683
Ashtead Group plc	24,058	406,787
Associated British Foods plc	21,135	917,906
AstraZeneca plc	72,428	5,215,060
Aviva plc	170,872	1,450,143
Babcock International Group plc	30,575	541,268
BAE Systems plc	182,776	1,397,089
Barclays plc	935,642	3,449,998
BG Group plc	589,851	10,901,101
BP plc	1,091,952	8,027,053
British American Tobacco plc	110,008	6,209,780
British Land Co. plc (REIT)	57,094	650,219
British Sky Broadcasting Group plc	57,324	819,650
BT Group plc	454,186	2,795,009
Bunzl plc	19,773	516,085
Burberry Group plc	25,631	627,846
Capita plc	38,733	730,899
Centrica plc	296,716	1,480,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	97,002	$1,567,044
Diageo plc	422,841	12,235,973
Direct Line Insurance Group plc	77,387	369,091
Dixons Carphone plc	49,292	292,709
easyJet plc	13,563	312,884
Friends Life Group Ltd.	77,297	386,080
G4S plc	86,257	350,568
GKN plc	93,683	484,782
GlaxoSmithKline plc	282,499	6,471,162
Hammerson plc (REIT)	39,298	366,002
Hargreaves Lansdown plc	13,216	202,467
HSBC Holdings plc	1,092,648	11,090,399
IMI plc	16,642	331,844
Imperial Tobacco Group plc	54,827	2,367,838
InterContinental Hotels Group plc	13,541	522,238
International Consolidated Airlines Group S.A.*	99,157	590,107
Intertek Group plc	9,376	398,389
Intu Properties plc (REIT)	38,716	202,541
ITV plc	225,556	759,842
J Sainsbury plc	83,239	339,381
Johnson Matthey plc	11,789	557,872
Kingfisher plc	135,961	713,918
Land Securities Group plc (REIT)	45,197	761,287
Legal & General Group plc	339,056	1,258,173
Lloyds Banking Group plc*	10,767,369	13,418,058
London Stock Exchange Group plc	10,114	306,283
Marks & Spencer Group plc	92,510	606,789
Meggitt plc	41,277	301,926
National Grid plc	209,358	3,013,878
Next plc	11,462	1,227,316
Old Mutual plc	278,821	821,303
Pearson plc	260,464	5,235,915
Persimmon plc*	15,779	341,239
Petrofac Ltd.	14,774	248,371
Prudential plc	148,285	3,307,797
Randgold Resources Ltd.	5,955	406,335
Reckitt Benckiser Group plc	91,141	7,904,798
Reed Elsevier plc	66,717	1,068,604
Rio Tinto Ltd.	22,573	1,177,527
Rio Tinto plc	72,417	3,558,945
Rolls-Royce Holdings plc*	633,055	9,898,443
Royal Bank of Scotland Group plc*	119,754	714,821
Royal Mail plc	34,245	217,735
RSA Insurance Group plc*	56,982	447,563
SABMiller plc	54,753	3,042,790
Sage Group plc	64,207	380,342
Schroders plc	7,268	281,720
Severn Trent plc	17,177	522,679
Smith & Nephew plc	51,046	860,634
Smiths Group plc	22,351	458,002
Sports Direct International plc*	7,581	76,013
SSE plc	54,369	1,363,530
St. James’s Place plc	29,603	350,334
Standard Chartered plc	116,089	2,146,395
Standard Life plc	136,744	918,652
Tesco plc	458,572	1,384,237
Travis Perkins plc	11,004	296,843
TUI Travel plc	32,227	203,285
Tullow Oil plc	52,841	552,099
Unilever N.V. (CVA)	161,674	6,438,500
Unilever plc	69,252	2,902,125
United Utilities Group plc	43,699	572,408
Vodafone Group plc	1,525,318	5,054,340
Weir Group plc	12,612	511,558
Whitbread plc	10,688	719,757
WM Morrison Supermarkets plc	126,013	343,813
WPP plc	72,157	1,450,519

		180,183,849

United States (0.6%)
Carnival plc	10,672	426,294
Freeport-McMoRan, Inc.	198,965	6,496,207
News Corp. (CDI), Class B*	2,956	48,864
ResMed, Inc. (CDI)	31,374	156,027
Sims Metal Management Ltd.*	6,032	59,204

		7,186,596

Total Common Stocks (81.0%) (Cost $892,306,384)		982,756,418

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14* (Cost $—)	1,508,108	150,480

Total Investments (81.0%) (Cost $892,306,384)		982,906,898
Other Assets Less Liabilities (19.0%)		230,179,097

Net Assets (100%)		$1,213,085,995

*	Non-income producing.

†	Securities (totaling $110,984 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.3%
Consumer Staples	10.4
Energy	5.7
Financials	19.4
Health Care	8.1
Industrials	12.0
Information Technology	3.4
Materials	7.3
Telecommunication Services	3.1
Utilities	2.3
Cash and Other	19.0

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$5,551,766	$—	$—	$4,920,609	$190,722	$—

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,260	December-14	$91,485,366	$92,000,309	$514,943
FTSE 100 Index	531	December-14	58,195,547	56,862,167	(1,333,380)
SPI 200 Index	190	December-14	22,839,290	21,971,270	(868,020)
TOPIX Index	479	December-14	56,248,236	57,934,215	1,685,979

					$(478)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	15,500	$19,587,273	$20,036,029	$(448,756)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$113,123,565	$26,580	$113,150,145
Consumer Staples	—	125,996,988	7,817	126,004,805
Energy	—	68,685,791	—	68,685,791
Financials	5,096,433	230,324,437	45,756	235,466,626
Health Care	—	98,711,514	—	98,711,514
Industrials	—	145,948,192	15,508	145,963,700
Information Technology	—	41,225,555	15,323	41,240,878
Materials	9,802,764	78,777,397	—	88,580,161
Telecommunication Services	—	36,910,856	—	36,910,856
Utilities	—	28,041,942	—	28,041,942
Futures	2,200,922	—	—	2,200,922
Rights
Financials	—	150,480	—	150,480

Total Assets	$17,100,119	$967,896,717	$110,984	$985,107,820

Liabilities:
Forward Currency Contracts	$—	$(448,756)	$—	$(448,756)
Futures	(2,201,400)	—	—	(2,201,400)

Total Liabilities	$(2,201,400)	$(448,756)	$—	$(2,650,156)

Total	$14,898,719	$967,447,961	$110,984	$982,457,664

(a)	Securities with a market value of $110,983 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,291,343
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,199,448

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,631,585
Aggregate gross unrealized depreciation	(78,915,231)

Net unrealized appreciation	$85,716,354

Federal income tax cost of investments	$897,190,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.7%)
BorgWarner, Inc.	16,195	$852,019
Delphi Automotive plc	70,590	4,329,990
Goodyear Tire & Rubber Co.	19,543	441,379
Johnson Controls, Inc.	285,850	12,577,400

		18,200,788

Automobiles (0.5%)
Ford Motor Co.	635,278	9,395,761
General Motors Co.	95,599	3,053,432
Harley-Davidson, Inc.	15,469	900,296

		13,349,489

Distributors (0.0%)
Genuine Parts Co.	10,880	954,285

Diversified Consumer Services (0.0%)
H&R Block, Inc.	19,419	602,183

Hotels, Restaurants & Leisure (1.8%)
Aramark	253,645	6,670,863
Carnival Corp.	31,966	1,284,074
Chipotle Mexican Grill, Inc.*	2,202	1,467,831
Darden Restaurants, Inc.	9,341	480,688
Galaxy Entertainment Group Ltd.	584,566	3,395,291
Marriott International, Inc., Class A	15,413	1,077,369
McDonald’s Corp.	69,607	6,599,440
Norwegian Cruise Line Holdings Ltd.*	225,784	8,132,740
Panera Bread Co., Class A*	20,130	3,275,554
Starbucks Corp.	189,137	14,272,278
Starwood Hotels & Resorts Worldwide, Inc.	13,480	1,121,671
Wyndham Worldwide Corp.	8,870	720,776
Wynn Resorts Ltd.	5,739	1,073,652
Yum! Brands, Inc.	31,138	2,241,313

		51,813,540

Household Durables (1.0%)
D.R. Horton, Inc.	125,280	2,570,746
Garmin Ltd.	8,688	451,689
Harman International Industries, Inc.	4,821	472,651
Helen of Troy Ltd.*	55,200	2,899,104
Leggett & Platt, Inc.	9,811	342,600
Lennar Corp., Class A	63,202	2,454,134
Mohawk Industries, Inc.*	4,404	593,747
Newell Rubbermaid, Inc.	191,598	6,592,887
PulteGroup, Inc.	24,126	426,065
TRI Pointe Homes, Inc.*	318,253	4,118,194
Whirlpool Corp.	39,642	5,773,857

		26,695,674

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	44,727	14,421,774
Expedia, Inc.	7,030	615,969
Netflix, Inc.*	12,789	5,770,141
Priceline Group, Inc.*	3,716	4,305,283
TripAdvisor, Inc.*	7,881	720,481

		25,833,648

Leisure Products (0.0%)
Hasbro, Inc.	8,178	449,749
Mattel, Inc.	24,031	736,550

		1,186,299

Media (3.4%)
Cablevision Systems Corp. - New York Group, Class A	15,311	268,096
CBS Corp. (Non-Voting), Class B	34,354	1,837,939
Charter Communications, Inc., Class A*	22,868	3,461,529
Comcast Corp., Class A	433,427	23,309,704
Cumulus Media, Inc., Class A*	151,127	609,042
DIRECTV*	35,620	3,081,842
Discovery Communications, Inc., Class A*	10,481	396,182
Discovery Communications, Inc., Class C*	19,409	723,568
DreamWorks Animation SKG, Inc., Class A*	45,760	1,247,875
Gannett Co., Inc.	168,000	4,984,560
Interpublic Group of Cos., Inc.	29,998	549,563
Liberty Media Corp.*	108,850	5,114,861
News Corp., Class A*	35,262	576,534
Omnicom Group, Inc.	17,801	1,225,777
Scripps Networks Interactive, Inc., Class A	63,953	4,994,090
Sirius XM Holdings, Inc.*	1,033,265	3,606,095
Time Warner Cable, Inc.	19,743	2,832,923
Time Warner, Inc.	139,461	10,488,862
Twenty-First Century Fox, Inc., Class A	133,510	4,578,058
Viacom, Inc., Class B	144,365	11,107,443
Walt Disney Co.	111,949	9,966,819

		94,961,362

Multiline Retail (0.6%)
Dollar General Corp.*	21,488	1,313,132
Dollar Tree, Inc.*	14,648	821,313
Family Dollar Stores, Inc.	6,768	522,760
Kohl’s Corp.	14,533	886,949
Macy’s, Inc.	25,029	1,456,187
Nordstrom, Inc.	10,126	692,315
Target Corp.	180,507	11,314,179

		17,006,835

Specialty Retail (1.5%)
AutoNation, Inc.*	5,575	280,478
AutoZone, Inc.*	14,580	7,430,843
Bed Bath & Beyond, Inc.*	14,298	941,237
Best Buy Co., Inc.	20,613	692,391
CarMax, Inc.*	15,613	725,224
GameStop Corp., Class A	7,885	324,862
Gap, Inc.	19,455	811,079
Home Depot, Inc.	148,017	13,579,080
L Brands, Inc.	17,372	1,163,576
Lowe’s Cos., Inc.	69,972	3,702,918
O’Reilly Automotive, Inc.*	7,355	1,105,898
PetSmart, Inc.	7,022	492,172
Ross Stores, Inc.	57,572	4,351,292
Staples, Inc.	45,778	553,914
Tiffany & Co.	29,325	2,824,291
TJX Cos., Inc.	49,119	2,906,371
Tractor Supply Co.	9,807	603,228
Urban Outfitters, Inc.*	7,208	264,534

		42,753,388

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	19,416	691,404
Fossil Group, Inc.*	3,270	307,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
lululemon athletica, Inc.*	19,958	$838,436
Michael Kors Holdings Ltd.*	14,606	1,042,722
NIKE, Inc., Class B	84,262	7,516,170
PVH Corp.	5,827	705,941
Ralph Lauren Corp.	4,311	710,151
Under Armour, Inc., Class A*	11,815	816,417
VF Corp.	24,542	1,620,508

		14,248,802

Total Consumer Discretionary		307,606,293

Consumer Staples (5.4%)
Beverages (1.0%)
Brown-Forman Corp., Class B	11,197	1,010,193
Coca-Cola Co.	279,863	11,938,956
Coca-Cola Enterprises, Inc.	16,007	710,070
Constellation Brands, Inc., Class A*	11,841	1,032,062
Dr. Pepper Snapple Group, Inc.	13,751	884,327
Molson Coors Brewing Co., Class B	11,254	837,748
Monster Beverage Corp.*	10,209	935,859
PepsiCo, Inc.	106,814	9,943,315

		27,292,530

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	31,060	3,892,439
CVS Health Corp.	156,597	12,463,555
Kroger Co.	34,654	1,802,008
Safeway, Inc.	16,306	559,296
Sysco Corp.	41,680	1,581,756
Walgreen Co.	112,934	6,693,598
Wal-Mart Stores, Inc.	111,935	8,559,670
Whole Foods Market, Inc.	25,601	975,654

		36,527,976

Food Products (1.4%)
Archer-Daniels-Midland Co.	45,756	2,338,132
Campbell Soup Co.	12,670	541,389
ConAgra Foods, Inc.	30,139	995,793
General Mills, Inc.	43,354	2,187,209
Hershey Co.	10,570	1,008,695
Hormel Foods Corp.	9,531	489,798
J.M. Smucker Co.	7,216	714,312
Kellogg Co.	18,216	1,122,106
Keurig Green Mountain, Inc.	8,634	1,123,542
Kraft Foods Group, Inc.	42,184	2,379,178
McCormick & Co., Inc. (Non-Voting)	9,242	618,290
Mead Johnson Nutrition Co.	108,478	10,437,753
Mondelez International, Inc., Class A	410,654	14,071,059
Tyson Foods, Inc., Class A	20,801	818,935

		38,846,191

Household Products (1.0%)
Clorox Co.	9,108	874,732
Colgate-Palmolive Co.	60,856	3,969,028
Kimberly-Clark Corp.	26,505	2,851,143
Procter & Gamble Co.	241,779	20,246,574

		27,941,477

Personal Products (0.1%)
Avon Products, Inc.	201,886	2,543,764
Estee Lauder Cos., Inc., Class A	15,945	1,191,410

		3,735,174

Tobacco (0.6%)
Altria Group, Inc.	140,556	6,457,143
Lorillard, Inc.	25,517	1,528,723
Philip Morris International, Inc.	110,737	9,235,466
Reynolds American, Inc.	21,840	1,288,560

		18,509,892

Total Consumer Staples		152,853,240

Energy (7.0%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	30,893	2,009,899
Cameron International Corp.*	75,224	4,993,369
Diamond Offshore Drilling, Inc.	4,848	166,141
Dresser-Rand Group, Inc.*	88,235	7,258,211
Ensco plc, Class A	63,371	2,617,856
FMC Technologies, Inc.*	16,660	904,805
Frank’s International N.V.	194,228	3,632,064
Halliburton Co.	219,812	14,180,072
Helmerich & Payne, Inc.	7,660	749,684
Nabors Industries Ltd.	20,573	468,241
National Oilwell Varco, Inc.	30,525	2,322,952
Noble Corp. plc	18,002	400,004
Schlumberger Ltd.	132,233	13,446,774
Transocean Ltd.	24,105	770,637
Weatherford International plc*	168,791	3,510,853

		57,431,562

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	35,886	3,640,276
Apache Corp.	27,111	2,544,910
Bankers Petroleum Ltd.*	239,669	1,153,459
Cabot Oil & Gas Corp.	29,560	966,316
Cenovus Energy, Inc.	176,951	4,756,443
Chesapeake Energy Corp.	36,871	847,664
Chevron Corp.	272,586	32,524,962
Cimarex Energy Co.	6,165	780,057
Cobalt International Energy, Inc.*	67,224	914,246
ConocoPhillips Co.	164,983	12,624,499
CONSOL Energy, Inc.	16,283	616,474
Denbury Resources, Inc.	24,896	374,187
Devon Energy Corp.	27,309	1,861,928
Enbridge, Inc.	37,700	1,805,076
Encana Corp.	161,700	3,429,657
EOG Resources, Inc.	38,826	3,844,551
EQT Corp.	10,750	984,055
Exxon Mobil Corp.	302,323	28,433,478
Hess Corp.	18,540	1,748,693
INPEX Corp.	96,964	1,369,918
Kinder Morgan, Inc.	46,628	1,787,718
Marathon Oil Corp.	47,904	1,800,711
Marathon Petroleum Corp.	20,082	1,700,343
Murphy Oil Corp.	11,776	670,172
Newfield Exploration Co.*	9,650	357,725
Noble Energy, Inc.	59,950	4,098,182
Occidental Petroleum Corp.	55,266	5,313,826
ONEOK, Inc.	14,725	965,224
Phillips 66	39,617	3,221,258
Pioneer Natural Resources Co.	10,136	1,996,488
QEP Resources, Inc.	11,737	361,265
Range Resources Corp.	11,947	810,126
Southwestern Energy Co.*	25,012	874,169
Spectra Energy Corp.	47,523	1,865,753
Tesoro Corp.	9,156	558,333
Total S.A.	81,927	5,323,938
Valero Energy Corp.	37,422	1,731,516
Williams Cos., Inc.	47,675	2,638,811

		141,296,407

Total Energy		198,727,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (12.1%)
Banks (5.3%)
Bank of America Corp.	1,326,335	$22,614,012
BB&T Corp.	51,174	1,904,185
Citigroup, Inc.	546,760	28,333,103
Citizens Financial Group, Inc.*	187,085	4,381,531
Comerica, Inc.	12,865	641,449
Fifth Third Bancorp	59,126	1,183,702
First Republic Bank/California	88,893	4,389,536
Huntington Bancshares, Inc./Ohio	57,612	560,565
JPMorgan Chase & Co.	547,045	32,953,991
KeyCorp.	61,842	824,354
M&T Bank Corp.	9,395	1,158,310
PacWest Bancorp	46,300	1,908,949
PNC Financial Services Group, Inc.	205,221	17,562,813
Regions Financial Corp.	97,687	980,777
SunTrust Banks, Inc./Georgia	37,752	1,435,709
U.S. Bancorp/Minnesota	127,733	5,343,071
Umpqua Holdings Corp.	101,100	1,665,117
Wells Fargo & Co.	437,464	22,691,258
Zions Bancorp	14,425	419,190

		150,951,622

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	3,924	786,213
Ameriprise Financial, Inc.	70,819	8,737,648
Bank of New York Mellon Corp.	80,212	3,106,611
BlackRock, Inc.	15,297	5,022,311
Charles Schwab Corp.	81,298	2,389,348
E*TRADE Financial Corp.*	20,412	461,107
Franklin Resources, Inc.	27,921	1,524,766
Goldman Sachs Group, Inc.	104,736	19,226,387
Invesco Ltd.	30,652	1,210,141
Legg Mason, Inc.	7,274	372,138
Morgan Stanley	108,604	3,754,440
Northern Trust Corp.	108,497	7,381,051
Oaktree Capital Group LLC	61,406	3,137,847
State Street Corp.	30,020	2,209,772
T. Rowe Price Group, Inc.	18,615	1,459,416

		60,779,196

Consumer Finance (0.4%)
American Express Co.	63,802	5,585,227
Capital One Financial Corp.	39,789	3,247,578
Discover Financial Services	32,741	2,108,193
Navient Corp.	29,930	530,061

		11,471,059

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	129,246	17,854,042
CME Group, Inc./Illinois	49,925	3,991,753
Intercontinental Exchange, Inc.	21,741	4,240,582
Leucadia National Corp.	22,444	535,065
McGraw Hill Financial, Inc.	19,169	1,618,822
Moody’s Corp.	13,173	1,244,849
NASDAQ OMX Group, Inc.	8,331	353,401

		29,838,514

Insurance (1.8%)
ACE Ltd.	67,819	7,112,178
Aflac, Inc.	32,179	1,874,427
Allstate Corp.	30,750	1,887,127
American International Group, Inc.	101,148	5,464,015
Aon plc	87,231	7,647,542
Assurant, Inc.	5,069	325,937
Chubb Corp.	17,045	1,552,459
Cincinnati Financial Corp.	10,419	490,214
Genworth Financial, Inc., Class A*	35,142	460,360
Hartford Financial Services Group, Inc.	31,857	1,186,673
Lincoln National Corp.	18,500	991,230
Loews Corp.	21,628	901,022
Marsh & McLennan Cos., Inc.	113,429	5,936,874
MetLife, Inc.	79,768	4,285,137
Principal Financial Group, Inc.	19,383	1,017,026
Progressive Corp.	100,367	2,537,278
Prudential Financial, Inc.	32,607	2,867,460
Torchmark Corp.	9,325	488,350
Travelers Cos., Inc.	24,032	2,257,566
Unum Group	17,950	617,121
XL Group plc	18,813	624,027

		50,524,023

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	116,841	10,939,823
Apartment Investment & Management Co. (REIT), Class A	10,337	328,923
AvalonBay Communities, Inc. (REIT)	9,310	1,312,431
Boston Properties, Inc. (REIT)	10,842	1,255,070
Crown Castle International Corp. (REIT)	23,651	1,904,615
Equity Residential (REIT)	25,644	1,579,158
Essex Property Trust, Inc. (REIT)	4,509	805,984
General Growth Properties, Inc. (REIT)	44,545	1,049,035
HCP, Inc. (REIT)	32,462	1,289,066
Health Care REIT, Inc. (REIT)	22,995	1,434,198
Host Hotels & Resorts, Inc. (REIT)	53,624	1,143,800
Kimco Realty Corp. (REIT)	29,077	637,077
Macerich Co. (REIT)	9,963	635,938
Plum Creek Timber Co., Inc. (REIT)	12,539	489,147
Prologis, Inc. (REIT)	35,403	1,334,693
Public Storage (REIT)	10,269	1,703,011
Simon Property Group, Inc. (REIT)	22,015	3,619,706
Ventas, Inc. (REIT)	20,853	1,291,843
Vornado Realty Trust (REIT)	12,348	1,234,306
Weyerhaeuser Co. (REIT)	37,621	1,198,605

		35,186,429

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	19,750	587,365

Thrifts & Mortgage Finance (0.1%)
Essent Group Ltd.*	136,014	2,912,060
Hudson City Bancorp, Inc.	34,663	336,924
People’s United Financial, Inc.	21,945	317,544

		3,566,528

Total Financials		342,904,736

Health Care (11.4%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	14,016	2,324,133
Amgen, Inc.	53,860	7,565,176
Biogen Idec, Inc.*	16,740	5,537,759
Celgene Corp.*	56,645	5,368,813
Gilead Sciences, Inc.*	360,953	38,423,447
Receptos, Inc.*	22,400	1,391,264
Regeneron Pharmaceuticals, Inc.*	5,230	1,885,520
Seattle Genetics, Inc.*	156,427	5,815,956
Vertex Pharmaceuticals, Inc.*	16,894	1,897,365

		70,209,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	106,673	$4,436,530
Baxter International, Inc.	38,450	2,759,556
Becton, Dickinson and Co.	13,597	1,547,475
Boston Scientific Corp.*	93,703	1,106,632
C.R. Bard, Inc.	5,290	754,936
CareFusion Corp.*	14,375	650,469
Covidien plc	32,061	2,773,597
DENTSPLY International, Inc.	10,038	457,733
Edwards Lifesciences Corp.*	7,570	773,276
Intuitive Surgical, Inc.*	2,549	1,177,179
Medtronic, Inc.	218,540	13,538,553
St. Jude Medical, Inc.	53,137	3,195,128
Stryker Corp.	21,220	1,713,515
Varian Medical Systems, Inc.*	7,361	589,763
Zimmer Holdings, Inc.	11,989	1,205,494

		36,679,836

Health Care Providers & Services (1.8%)
Aetna, Inc.	25,135	2,035,935
AmerisourceBergen Corp.	65,108	5,032,848
Cardinal Health, Inc.	23,862	1,787,741
Cigna Corp.	18,700	1,695,903
DaVita HealthCare Partners, Inc.*	12,176	890,553
Express Scripts Holding Co.*	231,179	16,328,173
Humana, Inc.	10,966	1,428,760
Laboratory Corp. of America Holdings*	6,005	611,009
McKesson Corp.	16,426	3,197,649
Patterson Cos., Inc.	6,171	255,665
Quest Diagnostics, Inc.	10,231	620,817
Tenet Healthcare Corp.*	6,909	410,326
UnitedHealth Group, Inc.	146,526	12,637,867
Universal Health Services, Inc., Class B	6,481	677,264
WellPoint, Inc.	19,440	2,325,413

		49,935,923

Health Care Technology (0.5%)
Cerner Corp.*	108,897	6,486,994
IMS Health Holdings, Inc.*	324,915	8,509,524

		14,996,518

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	23,611	1,345,355
PerkinElmer, Inc.	8,013	349,367
Thermo Fisher Scientific, Inc.	119,144	14,499,825
Waters Corp.*	5,905	585,303

		16,779,850

Pharmaceuticals (4.7%)
AbbVie, Inc.	112,862	6,518,909
Actavis plc*	18,743	4,522,311
Allergan, Inc.	21,087	3,757,492
Bristol-Myers Squibb Co.	386,347	19,773,239
Eli Lilly & Co.	69,661	4,517,516
GlaxoSmithKline plc (ADR)	112,660	5,178,980
Hospira, Inc.*	12,024	625,609
Johnson & Johnson	199,929	21,310,432
Mallinckrodt plc*	8,018	722,823
Merck & Co., Inc.	204,489	12,122,108
Mylan, Inc.*	26,478	1,204,484
Perrigo Co. plc	53,514	8,037,268
Pfizer, Inc.	900,890	26,639,317
Valeant Pharmaceuticals International, Inc.*	53,950	7,078,240
Zoetis, Inc.	317,465	11,730,332

		133,739,060

Total Health Care		322,340,620

Industrials (7.8%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.*	33,236	2,789,830
Boeing Co.	176,053	22,425,631
General Dynamics Corp.	22,513	2,861,177
Hexcel Corp.*	118,725	4,713,383
Honeywell International, Inc.	55,499	5,168,067
L-3 Communications Holdings, Inc.	6,107	726,244
Lockheed Martin Corp.	19,134	3,497,313
Northrop Grumman Corp.	14,739	1,942,011
Precision Castparts Corp.	10,170	2,409,070
Raytheon Co.	22,025	2,238,180
Rockwell Collins, Inc.	9,597	753,364
Textron, Inc.	19,770	711,522
United Technologies Corp.	60,326	6,370,426

		56,606,218

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	10,362	687,208
Expeditors International of Washington, Inc.	13,738	557,488
FedEx Corp.	18,816	3,037,843
United Parcel Service, Inc., Class B	49,850	4,899,756

		9,182,295

Airlines (0.3%)
American Airlines Group, Inc.	93,975	3,334,233
Delta Air Lines, Inc.	59,754	2,160,107
Southwest Airlines Co.	48,562	1,639,939

		7,134,279

Building Products (0.1%)
Allegion plc	6,840	325,858
Continental Building Products, Inc.*	101,403	1,480,484
Masco Corp.	25,245	603,860

		2,410,202

Commercial Services & Supplies (0.8%)
ADT Corp.	12,334	437,364
Cintas Corp.	6,845	483,188
Covanta Holding Corp.	365,476	7,755,401
Iron Mountain, Inc. (REIT)	105,626	3,448,689
Pitney Bowes, Inc.	14,342	358,407
Rentokil Initial plc	1,505,061	2,874,237
Republic Services, Inc.	17,896	698,302
Stericycle, Inc.*	5,998	699,127
Tyco International Ltd.	31,434	1,401,013
Waste Connections, Inc.	49,163	2,385,389
Waste Management, Inc.	30,863	1,466,918

		22,008,035

Construction & Engineering (0.2%)
Fluor Corp.	11,128	743,239
Jacobs Engineering Group, Inc.*	9,552	466,329
MasTec, Inc.*	155,676	4,766,799
Quanta Services, Inc.*	15,425	559,773

		6,536,140

Electrical Equipment (0.6%)
AMETEK, Inc.	17,376	872,449
Eaton Corp. plc	118,749	7,525,124
Emerson Electric Co.	49,472	3,095,958
Polypore International, Inc.*	79,719	3,101,866
Rockwell Automation, Inc.	9,808	1,077,703

		15,673,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Industrial Conglomerates (1.7%)
3M Co.	45,945	$6,509,487
Danaher Corp.	97,065	7,374,999
General Electric Co.	1,302,114	33,360,161
Roper Industries, Inc.	7,069	1,034,124

		48,278,771

Machinery (0.8%)
Caterpillar, Inc.	66,634	6,598,765
Cummins, Inc.	12,117	1,599,202
Deere & Co.	25,406	2,083,038
Dover Corp.	11,794	947,412
Flowserve Corp.	9,726	685,877
IDEX Corp.	31,337	2,267,859
Illinois Tool Works, Inc.	25,858	2,182,932
Ingersoll-Rand plc	18,989	1,070,220
Joy Global, Inc.	6,900	376,326
PACCAR, Inc.	25,131	1,429,326
Pall Corp.	7,568	633,442
Parker-Hannifin Corp.	10,552	1,204,511
Pentair plc	13,643	893,480
Snap-on, Inc.	4,123	499,213
Stanley Black & Decker, Inc.	11,055	981,573
Xylem, Inc.	13,011	461,760

		23,914,936

Professional Services (0.4%)
Dun & Bradstreet Corp.	2,618	307,536
Equifax, Inc.	8,641	645,828
Nielsen N.V.	157,438	6,979,227
Robert Half International, Inc.	9,733	476,917
Towers Watson & Co., Class A	26,800	2,666,600

		11,076,108

Road & Rail (0.5%)
CSX Corp.	70,851	2,271,483
Kansas City Southern	7,814	947,057
Norfolk Southern Corp.	21,941	2,448,616
Ryder System, Inc.	3,763	338,557
Union Pacific Corp.	63,617	6,897,355

		12,903,068

Trading Companies & Distributors (0.1%)
Fastenal Co.	19,340	868,366
Fly Leasing Ltd. (ADR)	97,853	1,253,497
United Rentals, Inc.*	6,812	756,813
W.W. Grainger, Inc.	4,314	1,085,618

		3,964,294

Total Industrials		219,687,446

Information Technology (13.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	361,473	9,098,275
F5 Networks, Inc.*	5,250	623,385
Harris Corp.	7,397	491,161
Juniper Networks, Inc.	28,454	630,256
Motorola Solutions, Inc.	15,647	990,142
QUALCOMM, Inc.	118,811	8,883,499

		20,716,718

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,132	1,111,641
CDW Corp.	184,218	5,719,969
Corning, Inc.	91,508	1,769,765
FLIR Systems, Inc.	10,021	314,058
Jabil Circuit, Inc.	203,017	4,094,853
TE Connectivity Ltd.	28,960	1,601,198

		14,611,484

Internet Software & Services (2.8%)
Akamai Technologies, Inc.*	12,607	753,899
Alibaba Group Holding Ltd. (ADR)*	60,620	5,386,087
eBay, Inc.*	80,065	4,534,081
Facebook, Inc., Class A*	138,259	10,927,991
Google, Inc., Class A*	24,179	14,227,165
Google, Inc., Class C*	36,741	21,212,784
Marin Software, Inc.*	269,373	2,316,608
Twitter, Inc.*	14,900	768,542
VeriSign, Inc.*	217,343	11,979,946
Yahoo!, Inc.*	173,658	7,076,563

		79,183,666

IT Services (1.7%)
Accenture plc, Class A	55,690	4,528,711
Alliance Data Systems Corp.*	3,943	978,929
Automatic Data Processing, Inc.	34,043	2,828,292
Cognizant Technology Solutions Corp., Class A*	43,114	1,930,214
Computer Sciences Corp.	10,259	627,338
Fidelity National Information Services, Inc.	20,212	1,137,935
Fiserv, Inc.*	17,655	1,141,131
International Business Machines Corp.	65,768	12,484,739
Jack Henry & Associates, Inc.	32,059	1,784,404
MasterCard, Inc., Class A	69,772	5,157,546
Paychex, Inc.	23,201	1,025,484
Teradata Corp.*	10,941	458,647
Total System Services, Inc.	11,754	363,904
Visa, Inc., Class A	52,645	11,232,864
Western Union Co.	37,538	602,109
Xerox Corp.	76,651	1,014,093

		47,296,340

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	21,896	783,439
Analog Devices, Inc.	22,255	1,101,400
Applied Materials, Inc.	86,261	1,864,100
ARM Holdings plc (ADR)	32,100	1,402,449
ASML Holding N.V.	55,441	5,478,680
Avago Technologies Ltd.	66,433	5,779,671
Broadcom Corp., Class A	194,564	7,864,277
First Solar, Inc.*	5,348	351,952
Intel Corp.	350,970	12,220,775
KLA-Tencor Corp.	11,745	925,271
Lam Research Corp.	11,483	857,780
Linear Technology Corp.	16,978	753,653
Microchip Technology, Inc.	14,184	669,910
Micron Technology, Inc.*	122,618	4,200,893
NVIDIA Corp.	36,481	673,075
ON Semiconductor Corp.*	282,154	2,522,457
Texas Instruments, Inc.	217,112	10,354,071
Xilinx, Inc.	19,039	806,302

		58,610,155

Software (2.6%)
Activision Blizzard, Inc.	335,669	6,978,559
Adobe Systems, Inc.*	33,517	2,319,041
Autodesk, Inc.*	16,140	889,314
CA, Inc.	22,935	640,804
Citrix Systems, Inc.*	11,745	837,888
Electronic Arts, Inc.*	22,278	793,320
Intuit, Inc.	20,114	1,762,992
Microsoft Corp.	584,158	27,081,565
Mobileye N.V.*	30,600	1,639,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.	586,344	$22,445,248
Red Hat, Inc.*	13,410	752,971
Salesforce.com, Inc.*	40,835	2,349,238
Symantec Corp.	49,000	1,151,990
Tableau Software, Inc., Class A*	16,800	1,220,520
Workday, Inc., Class A*	10,202	841,665

		71,704,969

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	502,416	50,618,412
EMC Corp.	143,803	4,207,676
Hewlett-Packard Co.	132,293	4,692,433
NetApp, Inc.	204,976	8,805,769
SanDisk Corp.	15,893	1,556,719
Seagate Technology plc	23,136	1,324,999
Western Digital Corp.	56,138	5,463,350

		76,669,358

Total Information Technology		368,792,690

Materials (2.5%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	13,589	1,769,016
Airgas, Inc.	4,734	523,817
CF Industries Holdings, Inc.	3,521	983,134
Dow Chemical Co.	79,566	4,172,441
E.I. du Pont de Nemours & Co.	64,878	4,655,645
Eastman Chemical Co.	10,522	851,125
Ecolab, Inc.	19,144	2,198,305
FMC Corp.	9,430	539,302
International Flavors & Fragrances, Inc.	5,756	551,885
LyondellBasell Industries N.V., Class A	30,159	3,277,077
Monsanto Co.	140,080	15,760,401
Mosaic Co.	102,219	4,539,546
Orion Engineered Carbons S.A.*	218,088	3,842,710
PPG Industries, Inc.	9,747	1,917,625
Praxair, Inc.	41,682	5,376,978
Sherwin-Williams Co.	5,892	1,290,289
Sigma-Aldrich Corp.	8,418	1,144,932

		53,394,228

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	4,384	565,273
Vulcan Materials Co.	9,262	557,850

		1,123,123

Containers & Packaging (0.1%)
Avery Dennison Corp.	6,737	300,807
Ball Corp.	9,872	624,601
Bemis Co., Inc.	7,134	271,235
MeadWestvaco Corp.	11,885	486,572
Owens-Illinois, Inc.*	11,683	304,342
Sealed Air Corp.	15,070	525,642

		2,513,199

Metals & Mining (0.4%)
Alcoa, Inc.	83,668	1,346,218
Allegheny Technologies, Inc.	57,369	2,128,390
Barrick Gold Corp.	23,356	342,399
Cliffs Natural Resources, Inc.	26,792	278,101
Freeport-McMoRan, Inc.	93,357	3,048,106
Horsehead Holding Corp.*	92,687	1,532,116
Newmont Mining Corp.	35,311	813,919
Nucor Corp.	38,371	2,082,778

		11,572,027

Paper & Forest Products (0.1%)
International Paper Co.	30,266	1,444,899

Total Materials		70,047,476

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	367,550	12,952,462
CenturyLink, Inc.	63,151	2,582,244
Frontier Communications Corp.	70,939	461,813
Level 3 Communications, Inc.*	107,476	4,914,878
Verizon Communications, Inc.	352,687	17,630,823
Windstream Holdings, Inc.	42,658	459,853

		39,002,073

Wireless Telecommunication Services (0.2%)
China Mobile Ltd.	483,967	5,593,932

Total Telecommunication Services		44,596,005

Utilities (2.2%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	34,584	1,805,631
Duke Energy Corp.	50,119	3,747,398
Edison International	23,083	1,290,801
Entergy Corp.	12,707	982,632
Exelon Corp.	266,998	9,101,962
FirstEnergy Corp.	29,745	998,540
ITC Holdings Corp.	167,947	5,983,952
NextEra Energy, Inc.	30,905	2,901,361
Northeast Utilities	22,384	991,611
Pepco Holdings, Inc.	17,771	475,552
Pinnacle West Capital Corp.	7,812	426,848
PPL Corp.	47,142	1,548,143
Southern Co.	63,530	2,773,084
Xcel Energy, Inc.	35,879	1,090,722

		34,118,237

Gas Utilities (0.0%)
AGL Resources, Inc.	8,442	433,412

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	203,333	2,883,262
Calpine Corp.*	72,459	1,572,360
NextEra Energy Partners LP	63,300	2,195,877
NRG Energy, Inc.	133,773	4,077,401
TerraForm Power, Inc., Class A*	19,000	548,340

		11,277,240

Multi-Utilities (0.6%)
Ameren Corp.	17,183	658,624
CenterPoint Energy, Inc.	30,437	744,793
CMS Energy Corp.	19,542	579,616
Consolidated Edison, Inc.	20,750	1,175,695
Dominion Resources, Inc.	41,360	2,857,563
DTE Energy Co.	12,539	953,967
Integrys Energy Group, Inc.	5,659	366,816
NiSource, Inc.	22,303	913,977
PG&E Corp.	57,545	2,591,827
Public Service Enterprise Group, Inc.	35,844	1,334,831
SCANA Corp.	10,025	497,340
Sempra Energy	16,400	1,728,232
TECO Energy, Inc.	16,621	288,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Wisconsin Energy Corp.	15,972	$686,796

		15,378,950

Total Utilities		61,207,839

Total Common Stocks (74.0%) (Cost $1,517,849,327)		2,088,764,314

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.1%)
iShares® Core S&P 500 ETF	246,544	48,879,814
iShares® Morningstar Large-Cap ETF	134,102	15,447,209
iShares® Morningstar Large-Cap Growth ETF	49,198	5,353,726
iShares® Morningstar Large-Cap Value ETF	4,263	360,053
iShares® Russell 1000 ETF	200,099	21,984,877
iShares® Russell 1000 Growth ETF	47,497	4,352,150
iShares® Russell 1000 Value ETF	10,325	1,033,429
iShares® S&P 100 ETF	83,815	7,389,131
iShares® S&P 500 Growth ETF	39,348	4,203,153
iShares® S&P 500 Value ETF	6,446	580,591
Vanguard Growth ETF	70,600	7,036,702
Vanguard Large-Cap ETF	289,413	26,180,300
Vanguard Value ETF	3,700	300,440

Total Investment Companies (5.1%) (Cost $99,560,601)		143,101,575

Total Investments (79.1%) (Cost $1,617,409,928)		2,231,865,889
Other Assets Less Liabilities (20.9%)		589,900,555

Net Assets (100%)		$2,821,766,444

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	5,723	December-14	$567,128,247	$562,427,825	$(4,700,422)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$303,738,351	$3,867,942	$—	$307,606,293
Consumer Staples	152,853,240	—	—	152,853,240
Energy	192,034,113	6,693,856	—	198,727,969
Financials	342,904,736	—	—	342,904,736
Health Care	322,340,620	—	—	322,340,620
Industrials	216,813,209	2,874,237	—	219,687,446
Information Technology	368,792,690	—	—	368,792,690
Materials	70,047,476	—	—	70,047,476
Telecommunication Services	39,002,073	5,593,932	—	44,596,005
Utilities	61,207,839	—	—	61,207,839
Investment Companies
Exchange Traded Funds (ETFs)	143,101,575	—	—	143,101,575

Total Assets	$2,212,835,922	$19,029,967	$—	$2,231,865,889

Liabilities:
Futures	$(4,700,422)	$—	$—	$(4,700,422)

Total Liabilities	$(4,700,422)	$—	$—	$(4,700,422)

Total	$2,208,135,500	$19,029,967	$—	$2,227,165,467

(a)	A security with a market value of $1,010,193 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $472,651 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$290,264,951
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$638,324,502

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$627,206,954
Aggregate gross unrealized depreciation	(15,112,722)

Net unrealized appreciation	$612,094,232

Federal income tax cost of investments	$1,619,771,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (0.4%)
BorgWarner, Inc.	178,451	$9,388,307
Delphi Automotive plc	150,030	9,202,840
Gentex Corp.	21,954	587,709
Goodyear Tire & Rubber Co.	63,442	1,432,837
Johnson Controls, Inc.	45,279	1,992,276
Lear Corp.	16,631	1,437,085

		24,041,054

Automobiles (0.5%)
Harley-Davidson, Inc.	75,176	4,375,243
Tesla Motors, Inc.*	92,399	22,423,390
Thor Industries, Inc.	11,750	605,125

		27,403,758

Distributors (0.2%)
Genuine Parts Co.	36,709	3,219,746
LKQ Corp.*	374,473	9,957,237

		13,176,983

Diversified Consumer Services (0.1%)
H&R Block, Inc.	70,017	2,171,227
Service Corp. International	42,431	896,991
ServiceMaster Global Holdings, Inc.*	7,057	170,780

		3,238,998

Hotels, Restaurants & Leisure (3.4%)
Aramark	9,993	262,816
Bally Technologies, Inc.*	10,033	809,663
Brinker International, Inc.	16,591	842,657
Burger King Worldwide, Inc.	26,996	800,702
Chipotle Mexican Grill, Inc.*	27,387	18,255,900
Choice Hotels International, Inc.	622	32,344
Domino’s Pizza, Inc.	14,207	1,093,371
Dunkin’ Brands Group, Inc.	27,158	1,217,222
Hilton Worldwide Holdings, Inc.*	34,554	851,065
Hyatt Hotels Corp., Class A*	589	35,646
Las Vegas Sands Corp.	183,339	11,405,519
Marriott International, Inc., Class A	49,438	3,455,716
McDonald’s Corp.	252,337	23,924,071
MGM Resorts International*	403,512	9,192,003
Norwegian Cruise Line Holdings Ltd.*	21,459	772,953
Panera Bread Co., Class A*	6,255	1,017,814
SeaWorld Entertainment, Inc.	17,391	334,429
Six Flags Entertainment Corp.	18,613	640,101
Starbucks Corp.	514,278	38,807,418
Starwood Hotels & Resorts Worldwide, Inc.	347,257	28,895,255
Wyndham Worldwide Corp.	32,505	2,641,356
Wynn Macau Ltd.	762,800	2,426,468
Wynn Resorts Ltd.	174,949	32,729,459
Yum! Brands, Inc.	112,685	8,111,066

		188,555,014

Household Durables (0.2%)
D.R. Horton, Inc.	6,772	138,961
GoPro, Inc., Class A*	3,395	318,112
Harman International Industries, Inc.	17,389	1,704,818
Jarden Corp.*	10,085	606,209
Leggett & Platt, Inc.	17,499	611,065
Lennar Corp., Class A	2,781	107,986
Newell Rubbermaid, Inc.	41,902	1,441,848
NVR, Inc.*	1,129	1,275,793
Tempur Sealy International, Inc.*	15,529	872,264
Tupperware Brands Corp.	12,886	889,649
Whirlpool Corp.	1,829	266,394

		8,233,099

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	195,692	63,098,929
Ctrip.com International Ltd. (ADR)*	66,405	3,769,148
Expedia, Inc.	25,833	2,263,488
Groupon, Inc.*	122,885	820,872
HomeAway, Inc.*	22,094	784,337
Liberty Interactive Corp.*	62,665	1,787,206
Liberty TripAdvisor Holdings, Inc.*	18,817	637,896
Liberty Ventures*	18,817	714,293
Netflix, Inc.*	41,035	18,514,171
Priceline Group, Inc.*	33,859	39,228,360
TripAdvisor, Inc.*	28,438	2,599,802
Vipshop Holdings Ltd. (ADR)*	17,300	3,269,873
zulily, Inc., Class A*	3,389	128,409

		137,616,784

Leisure Products (0.1%)
Hasbro, Inc.	24,913	1,370,090
Mattel, Inc.	31,363	961,276
Polaris Industries, Inc.	16,824	2,520,067

		4,851,433

Media (4.2%)
AMC Networks, Inc., Class A*	15,241	890,379
Cablevision Systems Corp. - New York Group, Class A	49,940	874,449
CBS Corp. (Non-Voting), Class B	121,106	6,479,171
Charter Communications, Inc., Class A*	20,259	3,066,605
Cinemark Holdings, Inc.	29,469	1,003,125
Clear Channel Outdoor Holdings, Inc., Class A	5,037	33,949
Comcast Corp., Class A	1,250,495	67,251,621
DIRECTV*	119,416	10,331,872
Discovery Communications, Inc., Class A*	58,600	2,215,080
Discovery Communications, Inc., Class C*	58,600	2,184,608
DISH Network Corp., Class A*	39,915	2,577,711
Interpublic Group of Cos., Inc.	108,175	1,981,766
Lamar Advertising Co., Class A	20,288	999,184
Liberty Global plc*	264,166	10,834,769
Lions Gate Entertainment Corp.	20,553	677,633
Live Nation Entertainment, Inc.*	18,757	450,543
Morningstar, Inc.	4,940	335,426
Omnicom Group, Inc.	65,983	4,543,589
Regal Entertainment Group, Class A	5,326	105,881
Scripps Networks Interactive, Inc., Class A	26,978	2,106,712
Sirius XM Holdings, Inc.*	704,189	2,457,620
Starz, Class A*	20,967	693,588
Time Warner Cable, Inc.	71,129	10,206,300
Time Warner, Inc.	94,690	7,121,635
Twenty-First Century Fox, Inc., Class A	672,622	23,064,208
Viacom, Inc., Class B	109,733	8,442,857
Walt Disney Co.	714,864	63,644,342

		234,574,623

Multiline Retail (0.3%)
Big Lots, Inc.	4,418	190,195
Dillard’s, Inc., Class A	4,435	483,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar General Corp.*	60,228	$3,680,533
Dollar Tree, Inc.*	52,805	2,960,776
Family Dollar Stores, Inc.	23,036	1,779,301
Kohl’s Corp.	2,936	179,184
Macy’s, Inc.	71,312	4,148,932
Nordstrom, Inc.	35,399	2,420,230
Sears Holdings Corp.*	5,319	134,199
Target Corp.	16,346	1,024,567

		17,001,243

Specialty Retail (2.5%)
Aaron’s, Inc.	2,999	72,936
Abercrombie & Fitch Co., Class A	2,686	97,609
Advance Auto Parts, Inc.	72,239	9,412,742
AutoNation, Inc.*	107,537	5,410,186
AutoZone, Inc.*	19,013	9,690,166
Bed Bath & Beyond, Inc.*	22,038	1,450,761
Best Buy Co., Inc.	21,934	736,763
Cabela’s, Inc.*	1,488	87,643
CarMax, Inc.*	123,414	5,732,580
Chico’s FAS, Inc.	17,239	254,620
CST Brands, Inc.	16,480	592,456
Dick’s Sporting Goods, Inc.	4,274	187,543
Foot Locker, Inc.	5,406	300,844
GameStop Corp., Class A	1,530	63,036
Gap, Inc.	67,560	2,816,576
GNC Holdings, Inc., Class A	23,254	900,860
Home Depot, Inc.	410,390	37,649,179
L Brands, Inc.	22,159	1,484,210
Lowe’s Cos., Inc.	383,395	20,289,263
Michaels Cos., Inc.*	4,522	79,045
Murphy USA, Inc.*	5,559	294,961
O’Reilly Automotive, Inc.*	27,084	4,072,350
Penske Automotive Group, Inc.	4,839	196,415
PetSmart, Inc.	25,333	1,775,590
Ross Stores, Inc.	74,370	5,620,885
Sally Beauty Holdings, Inc.*	30,643	838,699
Signet Jewelers Ltd.	14,073	1,603,055
Tiffany & Co.	28,800	2,773,728
TJX Cos., Inc.	178,790	10,579,004
Tractor Supply Co.	108,404	6,667,930
Ulta Salon Cosmetics & Fragrance, Inc.*	16,424	1,940,824
Urban Outfitters, Inc.*	19,734	724,238
Williams-Sonoma, Inc.	24,035	1,600,010

		135,996,707

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	13,713	1,063,032
Coach, Inc.	70,005	2,492,878
Deckers Outdoor Corp.*	8,844	859,460
Fossil Group, Inc.*	11,903	1,117,692
Hanesbrands, Inc.	55,625	5,976,350
Kate Spade & Co.*	32,316	847,649
Michael Kors Holdings Ltd.*	90,059	6,429,312
NIKE, Inc., Class B	348,736	31,107,251
PVH Corp.	18,403	2,229,523
Ralph Lauren Corp.	11,339	1,867,874
Under Armour, Inc., Class A*	183,279	12,664,579
VF Corp.	88,079	5,815,856

		72,471,456

Total Consumer Discretionary		867,161,152

Consumer Staples (5.5%)
Beverages (2.0%)
Brown-Forman Corp., Class B	39,283	3,544,112
Coca-Cola Co.	1,013,650	43,242,309
Coca-Cola Enterprises, Inc.	64,195	2,847,690
Constellation Brands, Inc., Class A*	205,283	17,892,466
Dr. Pepper Snapple Group, Inc.	50,140	3,224,504
Monster Beverage Corp.*	36,556	3,351,089
PepsiCo, Inc.	408,604	38,036,946

		112,139,116

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	130,677	16,376,442
CVS Health Corp.	111,495	8,873,887
Kroger Co.	130,092	6,764,784
Rite Aid Corp.*	166,655	806,610
Sprouts Farmers Market, Inc.*	24,962	725,645
Sysco Corp.	55,974	2,124,213
Walgreen Co.	217,216	12,874,392
Wal-Mart Stores, Inc.	41,492	3,172,893
Whole Foods Market, Inc.	40,831	1,556,070

		53,274,936

Food Products (0.9%)
Archer-Daniels-Midland Co.	16,382	837,120
Campbell Soup Co.	29,504	1,260,706
Flowers Foods, Inc.	43,897	805,949
General Mills, Inc.	156,881	7,914,647
Hain Celestial Group, Inc.*	11,724	1,199,951
Hershey Co.	38,173	3,642,849
Hormel Foods Corp.	34,166	1,755,791
Ingredion, Inc.	2,859	216,684
Kellogg Co.	59,800	3,683,680
Keurig Green Mountain, Inc.	90,180	11,735,123
Kraft Foods Group, Inc.	151,981	8,571,728
McCormick & Co., Inc. (Non-Voting)	33,321	2,229,175
Mead Johnson Nutrition Co.	51,599	4,964,856
Pilgrim’s Pride Corp.*	2,146	65,582
Tyson Foods, Inc., Class A	4,189	164,921
WhiteWave Foods Co.*	44,403	1,613,161

		50,661,923

Household Products (0.5%)
Church & Dwight Co., Inc.	34,703	2,434,763
Clorox Co.	27,218	2,614,017
Colgate-Palmolive Co.	208,924	13,626,023
Kimberly-Clark Corp.	79,746	8,578,277
Procter & Gamble Co.	39,381	3,297,765
Spectrum Brands Holdings, Inc.	5,425	491,125

		31,041,970

Personal Products (0.2%)
Avon Products, Inc.	45,283	570,566
Coty, Inc., Class A	14,176	234,613
Estee Lauder Cos., Inc., Class A	87,251	6,519,395
Herbalife Ltd.	20,772	908,775
Nu Skin Enterprises, Inc., Class A	15,056	677,971

		8,911,320

Tobacco (0.9%)
Altria Group, Inc.	479,748	22,039,623
Lorillard, Inc.	92,559	5,545,210
Philip Morris International, Inc.	235,708	19,658,047
Reynolds American, Inc.	59,513	3,511,267

		50,754,147

Total Consumer Staples		306,783,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.3%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	3,586	$156,672
Baker Hughes, Inc.	9,244	601,415
Cameron International Corp.*	33,315	2,211,450
Dresser-Rand Group, Inc.*	19,533	1,606,785
Dril-Quip, Inc.*	10,428	932,263
FMC Technologies, Inc.*	60,047	3,261,153
Frank’s International N.V.	1,171	21,898
Halliburton Co.	524,442	33,831,753
Helmerich & Payne, Inc.	16,702	1,634,625
Nabors Industries Ltd.	120,291	2,737,823
National Oilwell Varco, Inc.	9,315	708,872
Oceaneering International, Inc.	27,578	1,797,258
Patterson-UTI Energy, Inc.	18,861	613,548
RPC, Inc.	15,715	345,101
Schlumberger Ltd.	510,539	51,916,711
Seadrill Ltd.	26,791	716,927
Seventy Seven Energy, Inc.*	2,214	52,560
Superior Energy Services, Inc.	2,730	89,735
Unit Corp.*	816	47,858

		103,284,407

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.	9,416	955,159
Antero Resources Corp.*	104,954	5,760,925
Athlon Energy, Inc.*	13,085	761,939
Cabot Oil & Gas Corp.	106,542	3,482,858
Cheniere Energy, Inc.*	60,739	4,860,942
Chesapeake Energy Corp.	30,940	711,311
Cimarex Energy Co.	2,691	340,492
Cobalt International Energy, Inc.*	81,417	1,107,271
Concho Resources, Inc.*	48,838	6,123,797
Continental Resources, Inc.*	252,078	16,758,145
CVR Energy, Inc.	1,653	73,939
EOG Resources, Inc.	139,521	13,815,369
EQT Corp.	75,983	6,955,484
Gulfport Energy Corp.*	17,651	942,563
HollyFrontier Corp.	9,291	405,831
Kinder Morgan, Inc.	46,294	1,774,912
Kosmos Energy Ltd.*	27,018	269,099
Laredo Petroleum Holdings, Inc.*	17,436	390,741
Marathon Petroleum Corp.	47,828	4,049,597
Memorial Resource Development Corp.*	6,979	189,201
Noble Energy, Inc.	65,668	4,489,064
Oasis Petroleum, Inc.*	25,836	1,080,203
ONEOK, Inc.	28,132	1,844,053
PBF Energy, Inc., Class A	5,554	133,296
Phillips 66	59,231	4,816,073
Pioneer Natural Resources Co.	107,059	21,087,411
QEP Resources, Inc.	5,850	180,063
Range Resources Corp.	97,265	6,595,540
Sanchez Energy Corp.*	171,061	4,492,062
SM Energy Co.	17,125	1,335,750
Southwestern Energy Co.*	90,146	3,150,603
Targa Resources Corp.	9,639	1,312,543
Teekay Corp.	5,339	354,296
Tesoro Corp.	14,203	866,099
Ultra Petroleum Corp.*	11,706	272,282
Valero Energy Corp.	32,567	1,506,875
Whiting Petroleum Corp.*	3,133	242,964
Williams Cos., Inc.	191,263	10,586,407
World Fuel Services Corp.	4,070	162,474

		134,237,633

Total Energy		237,522,040

Financials (4.3%)
Banks (0.2%)
First Republic Bank/California	109,860	5,424,887
Signature Bank/New York*	11,268	1,262,692
SVB Financial Group*	1,123	125,877
Texas Capital Bancshares, Inc.*	79,909	4,609,151

		11,422,607

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	61,692	12,360,609
Ameriprise Financial, Inc.	16,969	2,093,635
Artisan Partners Asset Management, Inc., Class A	7,019	365,339
BlackRock, Inc.	20,734	6,807,387
Charles Schwab Corp.	417,957	12,283,756
Eaton Vance Corp.	30,729	1,159,405
Federated Investors, Inc., Class B	17,644	518,028
Franklin Resources, Inc.	82,759	4,519,469
Invesco Ltd.	69,414	2,740,465
Lazard Ltd., Class A	31,548	1,599,484
Legg Mason, Inc.	10,398	531,962
LPL Financial Holdings, Inc.	22,331	1,028,343
Morgan Stanley	128,600	4,445,702
NorthStar Asset Management Group, Inc.*	10,051	185,139
SEI Investments Co.	31,784	1,149,309
State Street Corp.	41,200	3,032,732
T. Rowe Price Group, Inc.	67,078	5,258,915
TD Ameritrade Holding Corp.	145,641	4,860,040
Waddell & Reed Financial, Inc., Class A	21,765	1,125,033

		66,064,752

Consumer Finance (0.6%)
Ally Financial, Inc.*	61,790	1,429,820
American Express Co.	366,029	32,042,179
Santander Consumer USA Holdings, Inc.	1,541	27,445
SLM Corp.	36,744	314,529
Synchrony Financial*	23,702	581,884

		34,395,857

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	21,959	1,175,356
Intercontinental Exchange, Inc.	64,331	12,547,762
Leucadia National Corp.	15,447	368,256
McGraw Hill Financial, Inc.	165,425	13,970,141
Moody’s Corp.	48,270	4,561,515
MSCI, Inc.*	13,207	620,993

		33,244,023

Insurance (0.3%)
American Financial Group, Inc./Ohio	3,060	177,143
Aon plc	58,173	5,100,027
Arthur J. Gallagher & Co.	37,908	1,719,507
Brown & Brown, Inc.	1,799	57,838
eHealth, Inc.*	61,450	1,482,789
Erie Indemnity Co., Class A	6,245	473,433
Marsh & McLennan Cos., Inc.	94,575	4,950,056
Reinsurance Group of America, Inc.	4,907	393,198

		14,353,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (1.3%)
American Tower Corp. (REIT)	198,477	$18,583,402
Apartment Investment & Management Co. (REIT), Class A	21,123	672,134
Boston Properties, Inc. (REIT)	4,692	543,146
CBS Outdoor Americas, Inc. (REIT)	206,389	6,179,287
Columbia Property Trust, Inc. (REIT)	4,801	114,600
Crown Castle International Corp. (REIT)	221,346	17,824,993
Equity Lifestyle Properties, Inc. (REIT)	15,410	652,768
Extra Space Storage, Inc. (REIT)	29,606	1,526,781
Federal Realty Investment Trust (REIT)	11,407	1,351,273
Gaming and Leisure Properties, Inc. (REIT)	3,607	111,456
Health Care REIT, Inc. (REIT)	41,648	2,597,586
Healthcare Trust of America, Inc. (REIT), Class A	7,304	84,726
NorthStar Realty Finance Corp. (REIT)	10,053	177,637
Omega Healthcare Investors, Inc. (REIT)	10,565	361,217
Plum Creek Timber Co., Inc. (REIT)	21,801	850,457
Public Storage (REIT)	33,842	5,612,357
Rayonier, Inc. (REIT)	3,854	120,014
Simon Property Group, Inc. (REIT)	59,166	9,728,074
Tanger Factory Outlet Centers, Inc. (REIT)	14,521	475,127
Taubman Centers, Inc. (REIT)	15,090	1,101,570
Ventas, Inc. (REIT)	35,548	2,202,199
Vornado Realty Trust (REIT)	10,769	1,076,469
Weyerhaeuser Co. (REIT)	14,118	449,799

		72,397,072

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	71,533	2,127,391
Howard Hughes Corp.*	4,819	722,850
Jones Lang LaSalle, Inc.	3,041	384,200
Realogy Holdings Corp.*	16,163	601,264

		3,835,705

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	4,974	170,310
Ocwen Financial Corp.*	27,170	711,310

		881,620

Total Financials		236,595,627

Health Care (11.9%)
Biotechnology (5.9%)
Alexion Pharmaceuticals, Inc.*	89,274	14,803,415
Alkermes plc*	31,590	1,354,263
Alnylam Pharmaceuticals, Inc.*	14,390	1,123,859
Amgen, Inc.	183,213	25,734,098
Biogen Idec, Inc.*	211,663	70,020,237
BioMarin Pharmaceutical, Inc.*	37,260	2,688,682
Celgene Corp.*	507,623	48,112,508
Cubist Pharmaceuticals, Inc.*	18,232	1,209,511
Gilead Sciences, Inc.*	1,060,478	112,887,883
Incyte Corp.*	76,229	3,739,032
Intercept Pharmaceuticals, Inc.*	3,184	753,621
Medivation, Inc.*	19,541	1,932,019
Myriad Genetics, Inc.*	16,764	646,587
Pharmacyclics, Inc.*	37,123	4,359,354
Puma Biotechnology, Inc.*	13,920	3,320,894
Regeneron Pharmaceuticals, Inc.*	46,911	16,912,354
Seattle Genetics, Inc.*	25,826	960,211
United Therapeutics Corp.*	12,251	1,576,091
Vertex Pharmaceuticals, Inc.*	138,635	15,570,097

		327,704,716

Health Care Equipment & Supplies (0.9%)
Align Technology, Inc.*	20,848	1,077,425
Baxter International, Inc.	138,525	9,941,939
Becton, Dickinson and Co.	49,326	5,613,792
Boston Scientific Corp.*	32,110	379,219
C.R. Bard, Inc.	19,470	2,778,564
Cooper Cos., Inc.	9,056	1,410,472
DENTSPLY International, Inc.	11,266	513,730
Edwards Lifesciences Corp.*	26,936	2,751,512
Hill-Rom Holdings, Inc.	989	40,974
Hologic, Inc.*	19,889	483,899
IDEXX Laboratories, Inc.*	18,480	2,177,498
Intuitive Surgical, Inc.*	21,472	9,916,199
ResMed, Inc.	35,833	1,765,492
Sirona Dental Systems, Inc.*	9,071	695,564
St. Jude Medical, Inc.	46,735	2,810,176
Stryker Corp.	51,154	4,130,686
Varian Medical Systems, Inc.*	26,543	2,126,625
Zimmer Holdings, Inc.	3,217	323,469

		48,937,235

Health Care Providers & Services (1.9%)
Aetna, Inc.	27,194	2,202,714
AmerisourceBergen Corp.	57,660	4,457,118
Brookdale Senior Living, Inc.*	41,117	1,324,790
Cardinal Health, Inc.	7,040	527,437
Catamaran Corp.*	52,817	2,226,236
Centene Corp.*	14,731	1,218,401
Cigna Corp.	5,354	485,554
DaVita HealthCare Partners, Inc.*	107,351	7,851,652
Envision Healthcare Holdings, Inc.*	198,785	6,893,864
Express Scripts Holding Co.*	171,030	12,079,849
HCA Holdings, Inc.*	254,542	17,950,302
Henry Schein, Inc.*	21,796	2,538,580
Humana, Inc.	22,600	2,944,554
Laboratory Corp. of America Holdings*	8,577	872,710
McKesson Corp.	160,574	31,258,941
MEDNAX, Inc.*	16,762	918,893
Patterson Cos., Inc.	1,962	81,286
Premier, Inc., Class A*	8,280	272,081
Tenet Healthcare Corp.*	24,937	1,481,008
UnitedHealth Group, Inc.	42,208	3,640,440
Universal Health Services, Inc., Class B	5,017	524,276

		101,750,686

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	17,116	229,611
athenahealth, Inc.*	9,664	1,272,652
Cerner Corp.*	76,071	4,531,549
IMS Health Holdings, Inc.*	19,098	500,177
Veeva Systems, Inc., Class A*	9,677	272,601

		6,806,590

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	12,264	698,803
Bruker Corp.*	28,130	520,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	5,848	$349,359
Covance, Inc.*	13,270	1,044,349
Illumina, Inc.*	35,576	5,831,618
Mettler-Toledo International, Inc.*	7,461	1,910,986
PerkinElmer, Inc.	5,471	238,535
Quintiles Transnational Holdings, Inc.*	6,805	379,583
Techne Corp.	4,594	429,769
Thermo Fisher Scientific, Inc.	41,047	4,995,420
Waters Corp.*	21,649	2,145,849

		18,545,098

Pharmaceuticals (2.8%)
AbbVie, Inc.	621,234	35,882,476
Actavis plc*	64,831	15,642,424
Allergan, Inc.	105,166	18,739,530
Bristol-Myers Squibb Co.	232,730	11,911,121
Eli Lilly & Co.	42,130	2,732,130
Endo International plc*	38,878	2,656,923
Jazz Pharmaceuticals plc*	50,577	8,120,643
Johnson & Johnson	113,395	12,086,773
Mallinckrodt plc*	20,907	1,884,766
Merck & Co., Inc.	104,454	6,192,033
Mylan, Inc.*	95,418	4,340,565
Pacira Pharmaceuticals, Inc.*	120,558	11,684,481
Perrigo Co. plc	48,562	7,293,527
Salix Pharmaceuticals Ltd.*	16,191	2,529,682
Valeant Pharmaceuticals International, Inc.*	54,245	7,116,944
Zoetis, Inc.	127,917	4,726,533

		153,540,551

Total Health Care		657,284,876

Industrials (8.9%)
Aerospace & Defense (2.3%)
B/E Aerospace, Inc.*	87,834	7,372,786
Boeing Co.	248,471	31,650,236
General Dynamics Corp.	115,819	14,719,437
Hexcel Corp.*	24,975	991,507
Honeywell International, Inc.	199,926	18,617,109
Huntington Ingalls Industries, Inc.	10,598	1,104,418
Lockheed Martin Corp.	69,180	12,644,720
Precision Castparts Corp.	104,546	24,764,856
Rockwell Collins, Inc.	30,515	2,395,428
Spirit AeroSystems Holdings, Inc., Class A*	28,651	1,090,457
TransDigm Group, Inc.	13,514	2,491,036
Triumph Group, Inc.	3,135	203,932
United Technologies Corp.	72,515	7,657,584

		125,703,506

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	37,899	2,513,462
Expeditors International of Washington, Inc.	50,397	2,045,110
FedEx Corp.	52,843	8,531,503
United Parcel Service, Inc., Class B	180,708	17,761,789

		30,851,864

Airlines (0.7%)
Alaska Air Group, Inc.	32,078	1,396,676
American Airlines Group, Inc.	379,369	13,460,012
Copa Holdings S.A., Class A	6,689	717,663
Delta Air Lines, Inc.	247,290	8,939,533
Southwest Airlines Co.	157,206	5,308,847
Spirit Airlines, Inc.*	18,577	1,284,414
United Continental Holdings, Inc.*	152,963	7,157,139

		38,264,284

Building Products (0.1%)
A.O. Smith Corp.	8,728	412,660
Allegion plc	24,651	1,174,374
Armstrong World Industries, Inc.*	11,566	647,696
Fortune Brands Home & Security, Inc.	17,731	728,921
Lennox International, Inc.	12,551	964,795
Masco Corp.	91,043	2,177,749
USG Corp.*	23,792	654,042

		6,760,237

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,552	1,450,766
Clean Harbors, Inc.*	11,425	616,036
Copart, Inc.*	28,736	899,868
Covanta Holding Corp.	11,262	238,980
Iron Mountain, Inc. (REIT)	38,995	1,273,187
KAR Auction Services, Inc.	14,361	411,155
Pitney Bowes, Inc.	23,657	591,188
R.R. Donnelley & Sons Co.	5,070	83,452
Rollins, Inc.	16,222	474,980
Stericycle, Inc.*	21,624	2,520,494
Tyco International Ltd.	186,250	8,301,163
Waste Connections, Inc.	19,216	932,360
Waste Management, Inc.	12,246	582,052

		18,375,681

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	25,164	1,455,737
Fluor Corp.	24,829	1,658,329
Foster Wheeler AG	25,468	805,298
Quanta Services, Inc.*	169,471	6,150,103

		10,069,467

Electrical Equipment (0.3%)
Acuity Brands, Inc.	11,034	1,298,812
AMETEK, Inc.	62,631	3,144,703
Emerson Electric Co.	133,830	8,375,081
Hubbell, Inc., Class B	2,436	293,611
Rockwell Automation, Inc.	35,347	3,883,928
SolarCity Corp.*	10,845	646,362

		17,642,497

Industrial Conglomerates (0.8%)
3M Co.	167,033	23,665,235
Danaher Corp.	166,024	12,614,504
Roper Industries, Inc.	46,437	6,793,269

		43,073,008

Machinery (1.2%)
Allison Transmission Holdings, Inc.	34,482	982,392
Caterpillar, Inc.	33,788	3,346,026
Colfax Corp.*	24,346	1,386,992
Crane Co.	4,544	287,226
Cummins, Inc.	104,507	13,792,834
Deere & Co.	20,437	1,675,630
Donaldson Co., Inc.	33,341	1,354,645
Dover Corp.	31,372	2,520,113
Flowserve Corp.	52,465	3,699,832
Graco, Inc.	15,480	1,129,730
IDEX Corp.	19,002	1,375,175
Illinois Tool Works, Inc.	87,193	7,360,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll-Rand plc	5,873	$331,002
ITT Corp.	5,276	237,103
Lincoln Electric Holdings, Inc.	7,007	484,429
Manitowoc Co., Inc.	34,519	809,471
Middleby Corp.*	14,626	1,288,989
Navistar International Corp.*	2,260	74,377
Nordson Corp.	16,433	1,250,058
PACCAR, Inc.	82,951	4,717,838
Pall Corp.	28,030	2,346,111
Parker-Hannifin Corp.	20,269	2,313,706
Pentair plc	3,415	223,648
Proto Labs, Inc.*	61,369	4,234,461
Snap-on, Inc.	2,085	252,452
Stanley Black & Decker, Inc.	4,466	396,536
Timken Co.	1,361	57,693
Toro Co.	14,406	853,267
Trinity Industries, Inc.	30,303	1,415,756
Valmont Industries, Inc.	449	60,584
WABCO Holdings, Inc.*	14,470	1,316,046
Wabtec Corp.	63,527	5,148,228
Xylem, Inc.	34,026	1,207,583

		67,930,766

Marine (0.0%)
Kirby Corp.*	14,551	1,714,835

Professional Services (0.4%)
Dun & Bradstreet Corp.	3,377	396,696
Equifax, Inc.	16,672	1,246,065
IHS, Inc., Class A*	95,413	11,944,753
Nielsen N.V.	53,751	2,382,782
Robert Half International, Inc.	35,107	1,720,243
Verisk Analytics, Inc., Class A*	42,485	2,586,912

		20,277,451

Road & Rail (1.7%)
AMERCO	1,055	276,294
Avis Budget Group, Inc.*	26,914	1,477,310
Canadian Pacific Railway Ltd.	178,392	37,010,988
Genesee & Wyoming, Inc., Class A*	6,133	584,536
Hertz Global Holdings, Inc.*	114,306	2,902,229
J.B. Hunt Transport Services, Inc.	48,619	3,600,237
Kansas City Southern	54,929	6,657,395
Landstar System, Inc.	11,482	828,886
Norfolk Southern Corp.	16,762	1,870,639
Old Dominion Freight Line, Inc.*	103,644	7,321,412
Swift Transportation Co.*	278,520	5,843,350
Union Pacific Corp.	231,251	25,072,233

		93,445,509

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,676	54,470
Fastenal Co.	75,772	3,402,163
HD Supply Holdings, Inc.*	27,099	738,719
MRC Global, Inc.*	11,805	275,293
MSC Industrial Direct Co., Inc., Class A	12,112	1,035,092
NOW, Inc.*	2,340	71,159
United Rentals, Inc.*	78,679	8,741,237
Veritiv Corp.*	341	17,070
W.W. Grainger, Inc.	22,471	5,654,827

		19,990,030

Total Industrials		494,099,135

Information Technology (20.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	1,177	103,964
ARRIS Group, Inc.*	32,125	910,904
CommScope Holding Co., Inc.*	15,919	380,623
EchoStar Corp., Class A*	2,702	131,750
F5 Networks, Inc.*	19,335	2,295,838
Harris Corp.	5,579	370,446
Juniper Networks, Inc.	26,263	581,725
Motorola Solutions, Inc.	12,903	816,502
Palo Alto Networks, Inc.*	70,651	6,930,863
QUALCOMM, Inc.	430,901	32,218,468
Riverbed Technology, Inc.*	41,007	760,475

		45,501,558

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	40,120	4,006,383
Avnet, Inc.	7,182	298,053
CDW Corp.	22,193	689,093
Cognex Corp.*	126,600	5,098,182
Corning, Inc.	77,516	1,499,159
FLIR Systems, Inc.	98,111	3,074,799
IPG Photonics Corp.*	8,501	584,699
National Instruments Corp.	25,397	785,529
TE Connectivity Ltd.	145,840	8,063,494
Trimble Navigation Ltd.*	66,613	2,031,697
Zebra Technologies Corp., Class A*	12,894	915,087

		27,046,175

Internet Software & Services (6.4%)
Akamai Technologies, Inc.*	45,449	2,717,850
Alibaba Group Holding Ltd. (ADR)*	334,322	29,704,510
Baidu, Inc. (ADR)*	41,264	9,005,043
CoStar Group, Inc.*	7,347	1,142,752
eBay, Inc.*	323,547	18,322,467
Equinix, Inc.*	12,822	2,724,418
Facebook, Inc., Class A*	1,270,031	100,383,250
Google, Inc., Class A*	152,621	89,803,723
Google, Inc., Class C*	117,887	68,063,238
IAC/InterActiveCorp	7,836	516,392
LinkedIn Corp., Class A*	57,502	11,948,341
NAVER Corp.	2,955	2,259,829
Pandora Media, Inc.*	96,566	2,333,035
Rackspace Hosting, Inc.*	29,958	975,133
Tencent Holdings Ltd.	127,500	1,896,527
Twitter, Inc.*	122,328	6,309,678
VeriSign, Inc.*	30,780	1,696,594
Yelp, Inc.*	67,628	4,615,611
Zillow, Inc., Class A*	7,937	920,613

		355,339,004

IT Services (4.0%)
Accenture plc, Class A	161,495	13,132,774
Alliance Data Systems Corp.*	13,840	3,436,057
Automatic Data Processing, Inc.	123,080	10,225,486
Booz Allen Hamilton Holding Corp.	17,750	415,350
Broadridge Financial Solutions, Inc.	30,816	1,282,870
Cognizant Technology Solutions Corp., Class A*	155,340	6,954,572
Computer Sciences Corp.	2,262	138,321
DST Systems, Inc.	6,282	527,186
Fidelity National Information Services, Inc.	9,118	513,343
Fiserv, Inc.*	97,526	6,303,593
FleetCor Technologies, Inc.*	21,175	3,009,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	23,039	$1,692,675
Genpact Ltd.*	4,514	73,669
Global Payments, Inc.	18,340	1,281,599
International Business Machines Corp.	241,495	45,842,996
Jack Henry & Associates, Inc.	21,593	1,201,866
MasterCard, Inc., Class A	401,966	29,713,327
Paychex, Inc.	74,048	3,272,922
Sabre Corp.	11,560	207,097
Teradata Corp.*	31,774	1,331,966
Total System Services, Inc.	33,096	1,024,652
Vantiv, Inc., Class A*	264,281	8,166,283
VeriFone Systems, Inc.*	28,469	978,764
Visa, Inc., Class A	349,359	74,542,730
Western Union Co.	137,605	2,207,184

		217,476,673

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	157,775	538,013
Altera Corp.	29,921	1,070,573
Analog Devices, Inc.	36,578	1,810,245
Applied Materials, Inc.	207,627	4,486,820
ASML Holding N.V.	163,618	16,168,731
Atmel Corp.*	107,515	868,721
Avago Technologies Ltd.	63,785	5,549,295
Cree, Inc.*	17,068	698,935
Freescale Semiconductor Ltd.*	24,783	484,012
Intel Corp.	108,033	3,761,709
KLA-Tencor Corp.	38,614	3,042,011
Lam Research Corp.	11,016	822,895
Linear Technology Corp.	60,399	2,681,112
Maxim Integrated Products, Inc.	66,269	2,003,975
Microchip Technology, Inc.	51,141	2,415,389
Micron Technology, Inc.*	515,759	17,669,903
NVIDIA Corp.	23,384	431,435
ON Semiconductor Corp.*	57,800	516,732
Skyworks Solutions, Inc.	48,409	2,810,142
SunEdison, Inc.*	21,897	413,415
SunPower Corp.*	1,074	36,387
Teradyne, Inc.	5,477	106,199
Texas Instruments, Inc.	275,555	13,141,218
Xilinx, Inc.	68,503	2,901,102

		84,428,969

Software (3.4%)
Activision Blizzard, Inc.	83,489	1,735,736
Adobe Systems, Inc.*	127,071	8,792,043
ANSYS, Inc.*	5,470	413,915
Autodesk, Inc.*	45,827	2,525,068
Cadence Design Systems, Inc.*	73,934	1,272,404
Citrix Systems, Inc.*	37,865	2,701,289
Concur Technologies, Inc.*	12,176	1,544,160
Electronic Arts, Inc.*	61,521	2,190,763
FactSet Research Systems, Inc.	10,812	1,313,982
FireEye, Inc.*	17,758	542,684
Fortinet, Inc.*	35,004	884,376
Guidewire Software, Inc.*	69,233	3,069,791
Informatica Corp.*	25,239	864,183
Intuit, Inc.	72,478	6,352,697
Microsoft Corp.	1,364,399	63,253,538
Mobileye N.V.*	32,300	1,730,957
NetSuite, Inc.*	36,719	3,287,819
Oracle Corp.	838,510	32,098,163
PTC, Inc.*	30,293	1,117,812
Red Hat, Inc.*	101,814	5,716,856
Salesforce.com, Inc.*	394,979	22,723,142
ServiceNow, Inc.*	168,982	9,932,762
SolarWinds, Inc.*	16,782	705,683
Solera Holdings, Inc.	17,570	990,245
Splunk, Inc.*	30,188	1,671,208
Tableau Software, Inc., Class A*	9,732	707,030
TIBCO Software, Inc.*	41,564	982,157
VMware, Inc., Class A*	50,473	4,736,386
Workday, Inc., Class A*	43,013	3,548,573

		187,405,422

Technology Hardware, Storage & Peripherals (3.8%)
3D Systems Corp.*	28,069	1,301,560
Apple, Inc.	1,933,680	194,818,260
Diebold, Inc.	16,501	582,815
EMC Corp.	51,756	1,514,381
NCR Corp.*	4,128	137,916
NetApp, Inc.	30,541	1,312,041
SanDisk Corp.	27,435	2,687,258
Stratasys Ltd.*	36,365	4,392,165
Western Digital Corp.	39,300	3,824,676

		210,571,072

Total Information Technology		1,127,768,873

Materials (3.2%)
Chemicals (2.9%)
Airgas, Inc.	18,970	2,099,030
Albemarle Corp.	8,271	487,162
Cabot Corp.	1,077	54,679
Celanese Corp.	3,430	200,724
Cytec Industries, Inc.	2,204	104,227
Dow Chemical Co.	49,189	2,579,471
E.I. du Pont de Nemours & Co.	221,322	15,882,067
Eastman Chemical Co.	34,908	2,823,708
Ecolab, Inc.	114,977	13,202,809
FMC Corp.	34,001	1,944,517
Huntsman Corp.	36,157	939,720
International Flavors & Fragrances, Inc.	20,756	1,990,085
LyondellBasell Industries N.V., Class A	112,566	12,231,422
Monsanto Co.	412,683	46,430,964
NewMarket Corp.	2,302	877,108
Platform Specialty Products Corp.*	21,729	543,660
PPG Industries, Inc.	35,298	6,944,529
Praxair, Inc.	82,109	10,592,061
Rayonier Advanced Materials, Inc.	1,291	42,487
Rockwood Holdings, Inc.	1,190	90,975
RPM International, Inc.	31,542	1,443,993
Scotts Miracle-Gro Co., Class A	11,445	629,475
Sherwin-Williams Co.	145,124	31,780,705
Sigma-Aldrich Corp.	13,960	1,898,700
Valspar Corp.	21,605	1,706,579
W.R. Grace & Co.*	16,794	1,527,246
Westlake Chemical Corp.	8,953	775,240

		159,823,343

Construction Materials (0.1%)
Eagle Materials, Inc.	12,781	1,301,489
Martin Marietta Materials, Inc.	29,258	3,772,527

		5,074,016

Containers & Packaging (0.2%)
AptarGroup, Inc.	3,800	230,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Avery Dennison Corp.	8,442	$376,935
Ball Corp.	35,597	2,252,222
Crown Holdings, Inc.*	35,392	1,575,652
Owens-Illinois, Inc.*	25,340	660,107
Packaging Corp. of America	25,106	1,602,265
Sealed Air Corp.	55,137	1,923,179
Silgan Holdings, Inc.	11,146	523,862

		9,144,882

Metals & Mining (0.0%)
Carpenter Technology Corp.	834	37,655
Compass Minerals International, Inc.	8,565	721,858
Southern Copper Corp.	37,236	1,104,048
Tahoe Resources, Inc.*	3,378	68,574
TimkenSteel Corp.	676	31,427

		1,963,562

Paper & Forest Products (0.0%)
International Paper Co.	17,149	818,693

Total Materials		176,824,496

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
CenturyLink, Inc.	8,930	365,147
Level 3 Communications, Inc.*	43,049	1,968,631
tw telecom, Inc.*	35,221	1,465,546
Verizon Communications, Inc.	1,057,199	52,849,378
Windstream Holdings, Inc.	144,045	1,552,805

		58,201,507

Wireless Telecommunication Services (0.4%)
SBA Communications Corp., Class A*	157,690	17,487,821
SoftBank Corp. (ADR)	129,500	4,527,320

		22,015,141

Total Telecommunication Services		80,216,648

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	38,000	1,353,940

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	15,366	333,442

Multi-Utilities (0.0%)
Dominion Resources, Inc.	9,063	626,163

Total Utilities		2,313,545

Total Common Stocks (75.6%) (Cost $2,931,935,670)		4,186,569,804

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (4.7%)
iShares® Core S&P 500 ETF	5,579	1,106,093
iShares® Morningstar Large-Cap ETF	5,123	590,118
iShares® Morningstar Large-Cap Growth ETF‡	566,765	61,675,367
iShares® Morningstar Large-Cap Value ETF	25,268	2,134,135
iShares® Russell 1000 ETF	3,225	354,331
iShares® Russell 1000 Growth ETF	859,173	78,726,022
iShares® Russell 1000 Value ETF	52,290	5,233,706
iShares® S&P 100 ETF	2,587	228,070

iShares® S&P 500 Growth ETF	506,550	54,109,671
iShares® S&P 500 Value ETF	6,504	585,815
Vanguard Growth ETF	561,822	55,996,799
Vanguard Large-Cap ETF	600	54,276
Vanguard Value ETF	29,200	2,371,040

Total Investment Companies (4.7%) (Cost $151,374,866)		263,165,443

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*† (Cost $—)	306	—

Total Investments (80.3%) (Cost $3,083,310,536)		4,449,735,247
Other Assets Less Liabilities (19.7%)		1,090,591,346

Net Assets (100%)		$5,540,326,593

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$49,861,513	$17,468,809	$9,101,901	$61,675,367	$323,144	$149,036

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2,688	December-14	$218,190,577	$217,445,760	$(744,817)
S&P 500 E-Mini Index	8,711	December-14	863,223,439	856,073,525	(7,149,914)

					$(7,894,731)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$863,029,866	$4,131,286	$—		$867,161,152
Consumer Staples	306,783,412	—	—		306,783,412
Energy	237,522,040	—	—		237,522,040
Financials	236,595,627	—	—		236,595,627
Health Care	657,284,876	—	—		657,284,876
Industrials	494,099,135	—	—		494,099,135
Information Technology	1,123,612,517	4,156,356	—		1,127,768,873
Materials	176,824,496	—	—		176,824,496
Telecommunication Services	80,216,648	—	—		80,216,648
Utilities	2,313,545	—	—		2,313,545
Investment Companies
Exchange Traded Funds (ETFs)	263,165,443	—	—		263,165,443
Rights
Health Care	—	—	—	(b)	—

Total Assets	$4,441,447,605	$8,287,642	$—		$4,449,735,247

Liabilities:
Futures	$(7,894,731)	$—	$—		$(7,894,731)

Total Liabilities	$(7,894,731)	$—	$—		$(7,894,731)

Total	$4,433,552,874	$8,287,642	$—		$4,441,840,516

(a)	A security with a market value of $3,544,112 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,255,250,028
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,927,712,087

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,361,654,531
Aggregate gross unrealized depreciation	(22,694,132)

Net unrealized appreciation	$1,338,960,399

Federal income tax cost of investments	$3,110,774,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.5%)
Delphi Automotive plc	48,667	$2,985,234
Gentex Corp.	22,951	614,398
Johnson Controls, Inc.	272,296	11,981,024
Lear Corp.	125,354	10,831,839
TRW Automotive Holdings Corp.*	42,517	4,304,846
Visteon Corp.*	18,600	1,808,850

		32,526,191

Automobiles (0.9%)
Ford Motor Co.	2,033,120	30,069,845
General Motors Co.	816,732	26,086,420

		56,156,265

Distributors (0.0%)
Genuine Parts Co.	3,762	329,965

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	37,095	932,939
DeVry Education Group, Inc.	24,288	1,039,769
Graham Holdings Co., Class B	1,726	1,207,493
Service Corp. International	18,140	383,480

		3,563,681

Hotels, Restaurants & Leisure (0.6%)
Aramark	1,130	29,719
Carnival Corp.	162,862	6,542,166
Choice Hotels International, Inc.	12,402	644,904
Darden Restaurants, Inc.	50,732	2,610,669
Hyatt Hotels Corp., Class A*	14,992	907,316
International Game Technology	94,700	1,597,589
Marriott International, Inc., Class A	10,749	751,355
McDonald’s Corp.	101,022	9,577,896
MGM Resorts International*	130,762	2,978,758
Norwegian Cruise Line Holdings Ltd.*	2,482	89,402
Royal Caribbean Cruises Ltd.	63,686	4,285,431
Starwood Hotels & Resorts Worldwide, Inc.	40,549	3,374,082
Wendy’s Co.	105,392	870,538

		34,259,825

Household Durables (0.7%)
D.R. Horton, Inc.	100,065	2,053,334
Garmin Ltd.	50,012	2,600,124
Jarden Corp.*	34,300	2,061,773
Leggett & Platt, Inc.	26,891	939,034
Lennar Corp., Class A	63,986	2,484,576
Mohawk Industries, Inc.*	23,587	3,179,999
Newell Rubbermaid, Inc.	302,800	10,419,348
PulteGroup, Inc.	486,600	8,593,356
Taylor Morrison Home Corp., Class A*	12,408	201,258
Toll Brothers, Inc.*	68,060	2,120,749
Tupperware Brands Corp.	33,700	2,326,648
Whirlpool Corp.	27,072	3,943,037

		40,923,236

Internet & Catalog Retail (0.0%)
HomeAway, Inc.*	2,700	95,850
Liberty Interactive Corp.*	94,011	2,681,194

		2,777,044

Leisure Products (0.1%)
Hasbro, Inc.	37,590	2,067,262
Mattel, Inc.	102,119	3,129,947

		5,197,209

Media (2.2%)
CBS Corp. (Non-Voting), Class B	19,035	1,018,373
Clear Channel Outdoor Holdings, Inc., Class A	8,600	57,964
Comcast Corp., Class A	205,562	11,030,534
DISH Network Corp., Class A*	21,800	1,407,844
DreamWorks Animation SKG, Inc., Class A*	28,632	780,795
Gannett Co., Inc.	86,938	2,579,450
Interpublic Group of Cos., Inc.	103,500	1,896,120
John Wiley & Sons, Inc., Class A	16,912	948,932
Liberty Global plc*	200,100	8,207,102
Liberty Media Corp.*	109,368	5,146,129
Live Nation Entertainment, Inc.*	27,200	653,344
Madison Square Garden Co., Class A*	23,700	1,567,044
News Corp., Class A*	190,632	3,116,833
Omnicom Group, Inc.	65,495	4,509,986
Regal Entertainment Group, Class A	23,646	470,082
Starz, Class A*	4,368	144,493
Thomson Reuters Corp.	136,236	4,960,353
Time Warner, Inc.	444,080	33,399,257
Time, Inc.*	4,656	109,090
Twenty-First Century Fox, Inc., Class A	447,368	15,340,249
Viacom, Inc., Class B	253,721	19,521,294
Walt Disney Co.	153,223	13,641,444

		130,506,712

Multiline Retail (0.9%)
Big Lots, Inc.	15,655	673,948
Dillard’s, Inc., Class A	24,915	2,715,237
Dollar General Corp.*	161,400	9,863,154
Family Dollar Stores, Inc.	2,100	162,204
J.C. Penney Co., Inc.*	116,777	1,172,441
Kohl’s Corp.	92,510	5,645,885
Macy’s, Inc.	192,336	11,190,108
Sears Holdings Corp.*	2,268	57,222
Target Corp.	310,914	19,488,090

		50,968,289

Specialty Retail (1.3%)
Aaron’s, Inc.	20,242	492,286
Abercrombie & Fitch Co., Class A	23,907	868,780
Advance Auto Parts, Inc.	16,118	2,100,175
Ascena Retail Group, Inc.*	49,883	663,444
Bed Bath & Beyond, Inc.*	60,264	3,967,179
Best Buy Co., Inc.	77,161	2,591,838
Cabela’s, Inc.*	17,000	1,001,300
CarMax, Inc.*	26,300	1,221,635
Chico’s FAS, Inc.	32,851	485,209
CST Brands, Inc.	4,204	151,134
Dick’s Sporting Goods, Inc.	30,600	1,342,728
DSW, Inc., Class A	28,744	865,482
Foot Locker, Inc.	192,305	10,701,773
GameStop Corp., Class A	234,896	9,677,715
Gap, Inc.	170,800	7,120,652
GNC Holdings, Inc., Class A	263,500	10,207,990
Home Depot, Inc.	60,900	5,586,966
L Brands, Inc.	59,900	4,012,102
Murphy USA, Inc.*	9,530	505,662
Office Depot, Inc.*	1,388,300	7,135,862
Penske Automotive Group, Inc.	9,100	369,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*	16,000	$437,920
Signet Jewelers Ltd.	9,697	1,104,585
Staples, Inc.	379,584	4,592,967
Urban Outfitters, Inc.*	11,400	418,380

		77,623,133

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	27,500	2,453,000
PVH Corp.	3,982	482,419
Ralph Lauren Corp.	5,600	922,488

		3,857,907

Total Consumer Discretionary		438,689,457

Consumer Staples (6.8%)
Beverages (0.3%)
Constellation Brands, Inc., Class A*	4,248	370,255
Diageo plc	199,033	5,759,523
Dr. Pepper Snapple Group, Inc.	36,630	2,355,675
Molson Coors Brewing Co., Class B	52,122	3,879,962
PepsiCo, Inc.	90,900	8,461,881

		20,827,296

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	9,800	1,228,136
CVS Health Corp.	634,311	50,484,812
Kroger Co.	513,200	26,686,400
Rite Aid Corp.*	123,700	598,708
Safeway, Inc.	86,983	2,983,517
Sysco Corp.	140,050	5,314,897
Walgreen Co.	90,706	5,376,145
Wal-Mart Stores, Inc.	593,074	45,352,369
Whole Foods Market, Inc.	79,600	3,033,556

		141,058,540

Food Products (1.4%)
Archer-Daniels-Midland Co.	226,369	11,567,456
Bunge Ltd.	56,414	4,751,751
Campbell Soup Co.	22,251	950,785
ConAgra Foods, Inc.	161,420	5,333,317
Danone S.A.	44,840	3,001,664
General Mills, Inc.	117,791	5,942,556
Hain Celestial Group, Inc.*	1,600	163,760
Ingredion, Inc.	24,256	1,838,362
J.M. Smucker Co.	39,771	3,936,931
Kellogg Co.	37,836	2,330,698
Kraft Foods Group, Inc.	39,300	2,216,520
Mondelez International, Inc., Class A	739,602	25,342,462
Nestle S.A. (Registered)	94,520	6,955,096
Pilgrim’s Pride Corp.*	21,000	641,760
Pinnacle Foods, Inc.	20,781	678,500
Tyson Foods, Inc., Class A	133,856	5,269,911

		80,921,529

Household Products (1.8%)
Clorox Co.	8,477	814,131
Colgate-Palmolive Co.	57,000	3,717,540
Energizer Holdings, Inc.	72,708	8,958,353
Kimberly-Clark Corp.	61,681	6,635,025
Procter & Gamble Co.	1,060,428	88,800,241

		108,925,290

Personal Products (0.1%)
Avon Products, Inc.	98,600	1,242,360
Coty, Inc., Class A	5,685	94,087
Nu Skin Enterprises, Inc., Class A	44,300	1,994,829

		3,331,276

Tobacco (0.8%)
Altria Group, Inc.	80,178	3,683,377
Imperial Tobacco Group plc	19,633	847,899
Lorillard, Inc.	70,216	4,206,641
Philip Morris International, Inc.	424,456	35,399,630
Reynolds American, Inc.	28,958	1,708,522

		45,846,069

Total Consumer Staples		400,910,000

Energy (11.8%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	19,224	839,897
Baker Hughes, Inc.	176,491	11,482,504
Cameron International Corp.*	28,312	1,879,351
Diamond Offshore Drilling, Inc.	25,703	880,842
Frank’s International N.V	11,357	212,376
Halliburton Co.	163,000	10,515,130
Helmerich & Payne, Inc.	11,983	1,172,776
Nabors Industries Ltd.	215,825	4,912,177
National Oilwell Varco, Inc.	150,505	11,453,430
Oil States International, Inc.*	18,014	1,115,067
Patterson-UTI Energy, Inc.	27,049	879,904
Rowan Cos., plc, Class A	47,646	1,205,920
Seadrill Ltd.	95,200	2,547,552
Seventy Seven Energy, Inc.*	11,105	263,633
Superior Energy Services, Inc.	55,962	1,839,471
Tidewater, Inc.	19,083	744,809
Unit Corp.*	17,803	1,044,146

		52,988,985

Oil, Gas & Consumable Fuels (10.9%)
Anadarko Petroleum Corp.	179,506	18,209,089
Apache Corp.	408,897	38,383,161
Chesapeake Energy Corp.	155,483	3,574,554
Chevron Corp.	860,638	102,691,326
Cimarex Energy Co.	29,372	3,716,439
Cobalt International Energy, Inc.*	192,663	2,620,217
ConocoPhillips Co.	470,753	36,022,020
CONSOL Energy, Inc.	88,130	3,336,602
CVR Energy, Inc.	3,500	156,555
Denbury Resources, Inc.	134,824	2,026,405
Devon Energy Corp.	156,441	10,666,147
Energen Corp.	27,888	2,014,629
EOG Resources, Inc.	14,270	1,413,015
EP Energy Corp., Class A*	12,669	221,454
EQT Corp.	5,513	504,660
Exxon Mobil Corp.	1,911,775	179,802,439
Golar LNG Ltd.	16,818	1,116,715
Gulfport Energy Corp.*	118,743	6,340,876
Hess Corp.	236,605	22,316,584
HollyFrontier Corp.	62,192	2,716,547
Kinder Morgan, Inc.	182,358	6,991,606
Laredo Petroleum Holdings, Inc.*	3,556	79,690
Marathon Oil Corp.	963,533	36,219,205
Marathon Petroleum Corp.	147,604	12,497,631
Memorial Resource Development Corp.*	28,270	766,400
Murphy Oil Corp.	178,222	10,142,614
Newfield Exploration Co.*	52,231	1,936,203
Noble Energy, Inc.	39,694	2,713,482
Occidental Petroleum Corp.	473,410	45,518,372
ONEOK, Inc.	37,444	2,454,454
PBF Energy, Inc., Class A	18,118	434,832
Peabody Energy Corp.	103,940	1,286,777
Phillips 66	128,019	10,409,225
QEP Resources, Inc.	60,203	1,853,048
Rice Energy, Inc.*	1,262	33,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SandRidge Energy, Inc.*	189,514	$813,015
SM Energy Co.	22,300	1,739,400
Spectra Energy Corp.	257,126	10,094,767
Suncor Energy, Inc.	311,933	11,276,378
Teekay Corp.	9,393	623,320
Tesoro Corp.	28,233	1,721,648
Total S.A. (ADR)	245,281	15,808,360
Ultra Petroleum Corp.*	41,102	956,033
Valero Energy Corp.	597,972	27,668,164
Whiting Petroleum Corp.*	40,948	3,175,517
World Fuel Services Corp.	21,490	857,881
WPX Energy, Inc.*	77,503	1,864,722

		647,785,747

Total Energy		700,774,732

Financials (26.2%)
Banks (10.1%)
Associated Banc-Corp.	61,084	1,064,083
Bank of America Corp.	4,941,065	84,245,158
Bank of Hawaii Corp.	17,028	967,361
BankUnited, Inc.	38,908	1,186,305
BB&T Corp.	275,490	10,250,983
BOK Financial Corp.	10,444	694,317
CIT Group, Inc.	74,108	3,406,004
Citigroup, Inc.	1,840,861	95,393,417
City National Corp./California	18,239	1,380,145
Comerica, Inc.	69,651	3,472,799
Commerce Bancshares, Inc./Missouri	31,192	1,392,567
Cullen/Frost Bankers, Inc.	20,267	1,550,628
East West Bancorp, Inc.	54,929	1,867,586
Fifth Third Bancorp	326,024	6,527,000
First Horizon National Corp.	90,692	1,113,698
First Niagara Financial Group, Inc.	136,264	1,135,079
First Republic Bank/California	52,713	2,602,968
Fulton Financial Corp.	72,361	801,760
Huntington Bancshares, Inc./Ohio	317,301	3,087,339
JPMorgan Chase & Co.	2,320,289	139,774,209
KeyCorp	515,791	6,875,494
M&T Bank Corp.	50,471	6,222,570
PacWest Bancorp	39,100	1,612,093
PNC Financial Services Group, Inc.	239,386	20,486,654
Popular, Inc.*	39,640	1,166,803
Regions Financial Corp.	1,077,166	10,814,747
Signature Bank/New York*	1,317	147,583
SunTrust Banks, Inc./Georgia	204,257	7,767,894
SVB Financial Group*	17,650	1,978,388
Synovus Financial Corp.	53,220	1,258,121
TCF Financial Corp.	63,836	991,373
U.S. Bancorp/Minnesota	858,991	35,931,593
Wells Fargo & Co.	2,732,948	141,758,013
Zions Bancorp	70,814	2,057,855

		600,982,587

Capital Markets (2.7%)
Ameriprise Financial, Inc.	47,363	5,843,647
Bank of New York Mellon Corp.	568,069	22,001,312
BlackRock, Inc.	42,088	13,818,332
Charles Schwab Corp.	359,866	10,576,462
E*TRADE Financial Corp.*	110,551	2,497,347
Federated Investors, Inc., Class B	9,489	278,597
Franklin Resources, Inc.	125,458	6,851,261
Goldman Sachs Group, Inc.	214,732	39,418,353
Invesco Ltd.	140,507	5,547,216
Legg Mason, Inc.	24,215	1,238,840
Morgan Stanley	755,883	26,130,875
Northern Trust Corp.	90,654	6,167,192
NorthStar Asset Management Group, Inc.*	55,300	1,018,626
Raymond James Financial, Inc.	47,830	2,562,731
SEI Investments Co.	3,199	115,676
State Street Corp.	239,482	17,628,270
TD Ameritrade Holding Corp.	12,853	428,905

		162,123,642

Consumer Finance (1.6%)
Ally Financial, Inc.*	10,800	249,912
Capital One Financial Corp.	551,179	44,987,230
Discover Financial Services	582,046	37,477,942
Navient Corp.	161,993	2,868,896
Santander Consumer USA Holdings, Inc.	31,295	557,364
SLM Corp.	1,047,693	8,968,252

		95,109,596

Diversified Financial Services (2.5%)
Berkshire Hathaway, Inc., Class B*	701,721	96,935,739
CME Group, Inc./Illinois	122,208	9,771,141
Interactive Brokers Group, Inc., Class A	20,594	513,820
Intercontinental Exchange, Inc.	30,283	5,906,699
Leucadia National Corp.	118,105	2,815,623
McGraw Hill Financial, Inc.	39,068	3,299,293
Moody’s Corp.	4,338	409,941
MSCI, Inc.*	24,955	1,173,384
NASDAQ OMX Group, Inc.	371,449	15,756,867
Voya Financial, Inc.	224,061	8,760,785

		145,343,292

Insurance (6.2%)
ACE Ltd.	203,981	21,391,487
Aflac, Inc.	191,175	11,135,944
Alleghany Corp.*	6,334	2,648,562
Allied World Assurance Co. Holdings AG	37,770	1,391,447
Allstate Corp.	277,010	17,000,104
American Financial Group, Inc./Ohio	125,925	7,289,798
American International Group, Inc.	761,450	41,133,529
American National Insurance Co.	2,779	312,360
Aon plc	178,960	15,689,423
Arch Capital Group Ltd.*	51,364	2,810,638
Arthur J. Gallagher & Co.	3,300	149,688
Aspen Insurance Holdings Ltd.	70,024	2,994,926
Assurant, Inc.	134,969	8,678,507
Assured Guaranty Ltd.	68,792	1,524,431
Axis Capital Holdings Ltd.	41,294	1,954,445
Brown & Brown, Inc.	43,562	1,400,518
Chubb Corp.	207,496	18,898,736
Cincinnati Financial Corp.	62,721	2,951,023
CNA Financial Corp.	10,122	384,940
CNO Financial Group, Inc.	91,400	1,550,144
Endurance Specialty Holdings Ltd.	17,134	945,454
Everest Reinsurance Group Ltd.	17,675	2,863,527
FNF Group	99,318	2,755,081
FNFV Group*	33,102	455,484
Genworth Financial, Inc., Class A*	832,828	10,910,047
Hanover Insurance Group, Inc.	16,901	1,038,059
Hartford Financial Services Group, Inc.	383,419	14,282,358
HCC Insurance Holdings, Inc.	38,244	1,846,803
Lincoln National Corp.	443,053	23,738,780
Loews Corp.	124,840	5,200,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Corp.*	5,449	$3,466,381
Marsh & McLennan Cos., Inc.	68,672	3,594,292
MBIA, Inc.*	54,223	497,767
Mercury General Corp.	10,241	499,863
MetLife, Inc.	574,856	30,881,264
Old Republic International Corp.	99,891	1,426,443
PartnerReinsurance Ltd.	90,348	9,928,342
Principal Financial Group, Inc.	112,797	5,918,459
ProAssurance Corp.	22,770	1,003,474
Progressive Corp.	226,976	5,737,953
Protective Life Corp.	30,211	2,096,946
Prudential Financial, Inc.	314,182	27,629,165
Reinsurance Group of America, Inc.	19,145	1,534,089
RenaissanceReinsurance Holdings Ltd.	15,536	1,553,445
StanCorp Financial Group, Inc.	16,745	1,057,949
Torchmark Corp.	50,521	2,645,785
Travelers Cos., Inc.	253,512	23,814,917
Unum Group	98,653	3,391,690
Validus Holdings Ltd.	34,778	1,361,211
W. R. Berkley Corp.	38,454	1,838,101
White Mountains Insurance Group Ltd.	2,396	1,509,648
XL Group plc	262,535	8,708,286

		365,422,547

Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	27,506	2,028,567
American Campus Communities, Inc. (REIT)	40,211	1,465,691
American Capital Agency Corp. (REIT)	135,248	2,874,020
American Homes 4 Rent (REIT), Class A	53,508	903,750
American Realty Capital Properties, Inc. (REIT)	348,100	4,198,086
Annaly Capital Management, Inc. (REIT)	363,280	3,879,830
Apartment Investment & Management Co. (REIT), Class A	24,249	771,603
AvalonBay Communities, Inc. (REIT)	49,748	7,012,976
BioMed Realty Trust, Inc. (REIT)	73,745	1,489,649
Boston Properties, Inc. (REIT)	51,675	5,981,898
Brandywine Realty Trust (REIT)	60,144	846,226
Brixmor Property Group, Inc. (REIT)	18,421	410,051
Camden Property Trust (REIT)	32,767	2,245,523
CBL & Associates Properties, Inc. (REIT)	63,855	1,143,004
CBS Outdoor Americas, Inc. (REIT)	233,200	6,982,008
Chimera Investment Corp. (REIT)	393,880	1,197,395
Columbia Property Trust, Inc. (REIT)	40,700	971,509
Corporate Office Properties Trust/Maryland (REIT)	33,497	861,543
Corrections Corp. of America (REIT)	44,589	1,532,078
DDR Corp. (REIT)	115,469	1,931,796
Digital Realty Trust, Inc. (REIT)	51,860	3,235,027
Douglas Emmett, Inc. (REIT)	55,044	1,412,979
Duke Realty Corp. (REIT)	126,239	2,168,786
Equity Commonwealth (REIT)	45,346	1,165,846
Equity Lifestyle Properties, Inc. (REIT)	8,788	372,260
Equity Residential (REIT)	138,539	8,531,232
Essex Property Trust, Inc. (REIT)	24,009	4,291,609
Federal Realty Investment Trust (REIT)	8,722	1,033,208
Gaming and Leisure Properties, Inc. (REIT)	26,932	832,199
General Growth Properties, Inc. (REIT)	217,325	5,118,004
HCP, Inc. (REIT)	175,609	6,973,433
Health Care REIT, Inc. (REIT)	55,212	3,443,572
Healthcare Trust of America, Inc. (REIT), Class A	79,995	927,942
Home Properties, Inc. (REIT)	21,881	1,274,349
Hospitality Properties Trust (REIT)	57,383	1,540,734
Host Hotels & Resorts, Inc. (REIT)	290,138	6,188,644
Kilroy Realty Corp. (REIT)	31,488	1,871,647
Kimco Realty Corp. (REIT)	157,372	3,448,021
Liberty Property Trust (REIT)	56,547	1,880,753
Macerich Co. (REIT)	53,909	3,441,011
MFA Financial, Inc. (REIT)	140,557	1,093,533
Mid-America Apartment Communities, Inc. (REIT)	28,738	1,886,650
National Retail Properties, Inc. (REIT)	47,162	1,630,390
NorthStar Realty Finance Corp. (REIT)	55,300	977,151
Omega Healthcare Investors, Inc. (REIT)	32,400	1,107,756
Piedmont Office Realty Trust, Inc. (REIT), Class A	59,088	1,042,312
Plum Creek Timber Co., Inc. (REIT)	35,200	1,373,152
Post Properties, Inc. (REIT)	20,815	1,068,642
Prologis, Inc. (REIT)	191,554	7,221,586
Public Storage (REIT)	4,250	704,820
Rayonier, Inc. (REIT)	42,700	1,329,678
Realty Income Corp. (REIT)	84,888	3,462,582
Regency Centers Corp. (REIT)	35,402	1,905,690
Retail Properties of America, Inc. (REIT), Class A	90,697	1,326,897
Senior Housing Properties Trust (REIT)	78,022	1,632,220
Simon Property Group, Inc. (REIT)	30,247	4,973,212
SL Green Realty Corp. (REIT)	36,615	3,709,832
Spirit Realty Capital, Inc. (REIT)	152,833	1,676,578
Tanger Factory Outlet Centers, Inc. (REIT)	13,000	425,360
Taubman Centers, Inc. (REIT)	1,643	119,939
Two Harbors Investment Corp. (REIT)	140,261	1,356,324
UDR, Inc. (REIT)	96,328	2,624,938
Ventas, Inc. (REIT)	59,498	3,685,901
Vornado Realty Trust (REIT)	55,746	5,572,370
Washington Prime Group, Inc. (REIT)	59,473	1,039,588
Weingarten Realty Investors (REIT)	46,816	1,474,704
Weyerhaeuser Co. (REIT)	200,700	6,394,302
WP Carey, Inc. (REIT)	38,053	2,426,640

		171,121,206

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	62,958	1,231,458
Howard Hughes Corp.*	7,999	1,199,850
Jones Lang LaSalle, Inc.	36,499	4,611,284
Realogy Holdings Corp.*	31,707	1,179,500

		8,222,092

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	202,702	$1,970,263
Nationstar Mortgage Holdings, Inc.*	600	20,544
New York Community Bancorp, Inc.	169,638	2,692,155
People’s United Financial, Inc.	118,848	1,719,731
TFS Financial Corp.	28,896	413,791

		6,816,484

Total Financials		1,555,141,446

Health Care (13.3%)
Biotechnology (0.3%)
Alkermes plc*	8,000	342,960
Alnylam Pharmaceuticals, Inc.*	3,900	304,590
Amgen, Inc.	15,100	2,120,946
Cubist Pharmaceuticals, Inc.*	1,500	99,510
Gilead Sciences, Inc.*	145,500	15,488,475
Myriad Genetics, Inc.*	3,500	134,995

		18,491,476

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	691,526	28,760,566
Alere, Inc.*	31,653	1,227,503
Baxter International, Inc.	154,100	11,059,757
Boston Scientific Corp.*	458,906	5,419,680
CareFusion Corp.*	79,500	3,597,375
Cooper Cos., Inc.	4,764	741,993
Covidien plc	212,112	18,349,809
DENTSPLY International, Inc.	37,487	1,709,407
Hill-Rom Holdings, Inc.	20,465	847,865
Hologic, Inc.*	241,225	5,869,004
Intuitive Surgical, Inc.*	1,100	508,002
Medtronic, Inc.	762,582	47,241,955
Sirona Dental Systems, Inc.*	8,500	651,780
St. Jude Medical, Inc.	83,694	5,032,520
Stryker Corp.	52,042	4,202,392
Teleflex, Inc.	15,898	1,669,926
Zimmer Holdings, Inc.	140,594	14,136,727

		151,026,261

Health Care Providers & Services (2.8%)
Aetna, Inc.	208,676	16,902,756
Cardinal Health, Inc.	119,842	8,978,563
Cigna Corp.	94,951	8,611,106
Community Health Systems, Inc.*	224,499	12,300,300
DaVita HealthCare Partners, Inc.*	44,500	3,254,730
Express Scripts Holding Co.*	140,948	9,955,157
HCA Holdings, Inc.*	113,229	7,984,909
Health Net, Inc.*	30,708	1,415,946
Humana, Inc.	59,334	7,730,627
Laboratory Corp. of America Holdings*	19,700	2,004,475
LifePoint Hospitals, Inc.*	17,081	1,181,834
MEDNAX, Inc.*	13,206	723,953
Omnicare, Inc.	37,948	2,362,642
Patterson Cos., Inc.	29,985	1,242,279
Quest Diagnostics, Inc.	249,620	15,146,942
UnitedHealth Group, Inc.	419,654	36,195,157
Universal Health Services, Inc., Class B	26,538	2,773,221
VCA, Inc.*	33,843	1,331,045
WellPoint, Inc.	220,346	26,357,789

		166,453,431

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	43,050	577,516

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	109,420	6,234,752
Bio-Rad Laboratories, Inc., Class A*	7,983	905,272
Charles River Laboratories International, Inc.*	9,726	581,031
Covance, Inc.*	2,100	165,270
PerkinElmer, Inc.	35,204	1,534,894
QIAGEN N.V.*	89,444	2,036,640
Quintiles Transnational Holdings, Inc.*	11,466	639,573
Techne Corp.	7,262	679,360
Thermo Fisher Scientific, Inc.	119,671	14,563,961

		27,340,753

Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	408,588	20,911,534
Eli Lilly & Co.	377,170	24,459,474
Hospira, Inc.*	330,487	17,195,239
Johnson & Johnson	1,272,920	135,680,543
Mallinckrodt plc*	11,962	1,078,374
Merck & Co., Inc.	1,211,756	71,832,896
Novartis AG (Registered)	14,676	1,385,819
Perrigo Co. plc	39,700	5,962,543
Pfizer, Inc.	4,373,608	129,327,589
Roche Holding AG	4,209	1,248,107
Roche Holding AG (ADR)	39,900	1,475,901
Teva Pharmaceutical Industries Ltd. (ADR)	201,370	10,823,637
Theravance, Inc.	53,600	916,024
Zoetis, Inc.	3,506	129,547

		422,427,227

Total Health Care		786,316,664

Industrials (8.7%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc.	12,209	1,558,357
Exelis, Inc.	72,673	1,202,011
General Dynamics Corp.	117,308	14,908,674
Honeywell International, Inc.	105,060	9,783,187
Huntington Ingalls Industries, Inc.	2,900	302,209
L-3 Communications Holdings, Inc.	33,068	3,932,447
Lockheed Martin Corp.	51,745	9,457,951
Northrop Grumman Corp.	163,803	21,582,683
Raytheon Co.	217,485	22,100,826
Rockwell Collins, Inc.	6,115	480,028
Spirit AeroSystems Holdings, Inc., Class A*	84,173	3,203,624
Textron, Inc.	107,007	3,851,182
Triumph Group, Inc.	15,342	997,997
United Technologies Corp.	395,533	41,768,285
Vectrus, Inc.*	4,037	78,850

		135,208,311

Air Freight & Logistics (0.3%)
FedEx Corp.	64,615	10,432,092
United Parcel Service, Inc., Class B	63,186	6,210,552

		16,642,644

Airlines (0.3%)
Alaska Air Group, Inc.	4,572	199,065
Copa Holdings S.A., Class A	2,800	300,412
Delta Air Lines, Inc.	433,662	15,676,881
Southwest Airlines Co.	66,400	2,242,328

		18,418,686

Building Products (0.1%)
A.O. Smith Corp.	15,859	749,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	36,996	$1,520,906
Owens Corning, Inc.	45,137	1,433,100

		3,703,819

Commercial Services & Supplies (0.4%)
ADT Corp.	66,738	2,366,530
Cintas Corp.	7,745	546,720
Clean Harbors, Inc.*	6,200	334,304
Covanta Holding Corp.	24,469	519,232
Iron Mountain, Inc. (REIT)	7,114	232,272
KAR Auction Services, Inc.	31,977	915,502
Pitney Bowes, Inc.	42,178	1,054,028
R.R. Donnelley & Sons Co.	68,861	1,133,452
Republic Services, Inc.	101,765	3,970,870
Tyco International Ltd.	112,827	5,028,699
Waste Connections, Inc.	18,682	906,451
Waste Management, Inc.	160,061	7,607,699

		24,615,759

Construction & Engineering (0.2%)
AECOM Technology Corp.*	37,965	1,281,319
Fluor Corp.	23,705	1,583,257
Jacobs Engineering Group, Inc.*	50,685	2,474,442
KBR, Inc.	56,397	1,061,955
Quanta Services, Inc.*	61,955	2,248,347
URS Corp.	26,451	1,523,842

		10,173,162

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	42,258	1,170,124
Eaton Corp. plc	236,129	14,963,495
Emerson Electric Co.	68,035	4,257,630
Hubbell, Inc., Class B	19,046	2,295,615
Regal-Beloit Corp.	17,293	1,111,075

		23,797,939

Industrial Conglomerates (2.4%)
3M Co.	78,526	11,125,564
Carlisle Cos., Inc.	24,578	1,975,579
Danaher Corp.	242,906	18,455,998
General Electric Co.	4,101,049	105,068,875
Roper Industries, Inc.	21,000	3,072,090

		139,698,106

Machinery (1.6%)
AGCO Corp.	36,051	1,638,878
Caterpillar, Inc.	246,461	24,407,033
Crane Co.	11,874	750,556
Deere & Co.	108,800	8,920,512
Donaldson Co., Inc.	4,754	193,155
Dover Corp.	105,639	8,485,981
IDEX Corp.	2,355	170,431
Illinois Tool Works, Inc.	20,750	1,751,715
Ingersoll-Rand plc	94,844	5,345,408
ITT Corp.	153,775	6,910,648
Joy Global, Inc.	38,412	2,094,990
Kennametal, Inc.	30,095	1,243,224
Lincoln Electric Holdings, Inc.	20,300	1,403,441
Navistar International Corp.*	17,541	577,274
Oshkosh Corp.	32,599	1,439,246
PACCAR, Inc.	11,376	647,010
Parker-Hannifin Corp.	34,738	3,965,343
Pentair plc	94,077	6,161,103
Snap-on, Inc.	19,265	2,332,606
SPX Corp.	16,802	1,578,212
Stanley Black & Decker, Inc.	120,068	10,660,838
Terex Corp.	42,303	1,343,966
Timken Co.	33,839	1,434,435
Trinity Industries, Inc.	13,898	649,315
Valmont Industries, Inc.	9,700	1,308,821
Xylem, Inc.	19,317	685,560

		96,099,701

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,152	1,075,085
Equifax, Inc.	21,800	1,629,332
Manpowergroup, Inc.	30,508	2,138,611
Nielsen N.V.	27,349	1,212,381
Towers Watson & Co., Class A	24,959	2,483,421

		8,538,830

Road & Rail (0.5%)
AMERCO	1,303	341,243
Canadian National Railway Co.	43,437	3,082,290
Con-way, Inc.	21,904	1,040,440
CSX Corp.	385,008	12,343,356
Genesee & Wyoming, Inc., Class A*	10,739	1,023,534
Kansas City Southern	9,700	1,175,640
Norfolk Southern Corp.	93,608	10,446,653
Ryder System, Inc.	20,358	1,831,609

		31,284,765

Trading Companies & Distributors (0.1%)
Air Lease Corp.	36,549	1,187,842
GATX Corp.	17,612	1,028,012
MRC Global, Inc.*	21,343	497,719
NOW, Inc.*	37,626	1,144,207
Veritiv Corp.*	2,682	134,261
WESCO International, Inc.*	17,064	1,335,429

		5,327,470

Total Industrials		513,509,192

Information Technology (10.7%)
Communications Equipment (1.9%)
Brocade Communications Systems, Inc.	747,976	8,130,499
Cisco Systems, Inc.	3,014,603	75,877,558
EchoStar Corp., Class A*	12,483	608,671
Harris Corp.	126,301	8,386,387
JDS Uniphase Corp.*	88,603	1,134,118
Juniper Networks, Inc.	142,229	3,150,372
Motorola Solutions, Inc.	66,761	4,224,636
QUALCOMM, Inc.	43,100	3,222,587
Telefonaktiebolaget LM Ericsson (ADR)	622,100	7,832,239

		112,567,067

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	38,208	2,114,813
Avnet, Inc.	135,482	5,622,503
AVX Corp.	17,843	236,955
Corning, Inc.	485,039	9,380,654
Dolby Laboratories, Inc., Class A*	18,336	766,261
FLIR Systems, Inc.	16,235	508,805
Ingram Micro, Inc., Class A*	59,425	1,533,759
Jabil Circuit, Inc.	77,874	1,570,719
Knowles Corp.*	32,569	863,078
Tech Data Corp.*	14,659	862,829
Vishay Intertechnology, Inc.	51,848	740,908

		24,201,284

Internet Software & Services (0.5%)
AOL, Inc.*	30,603	1,375,605
Google, Inc., Class A*	10,500	6,178,305
Google, Inc., Class C*	10,500	6,062,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
IAC/InterActiveCorp	16,800	$1,107,120
Yahoo!, Inc.*	386,003	15,729,622

		30,452,932

IT Services (1.3%)
Accenture plc, Class A	107,870	8,771,988
Amdocs Ltd.	91,143	4,181,641
Booz Allen Hamilton Holding Corp.	101,221	2,368,571
Computer Sciences Corp.	52,170	3,190,195
CoreLogic, Inc.*	35,125	950,834
DST Systems, Inc.	2,140	179,589
Fidelity National Information Services, Inc.	130,958	7,372,935
Fiserv, Inc.*	41,846	2,704,716
Genpact Ltd.*	54,500	889,440
International Business Machines Corp.	75,520	14,335,962
Leidos Holdings, Inc.	24,584	843,969
MasterCard, Inc., Class A	71,000	5,248,320
Paychex, Inc.	13,570	599,794
Teradata Corp.*	12,700	532,384
Total System Services, Inc.	60,686	1,878,839
Western Union Co.	253,708	4,069,476
Xerox Corp.	1,615,825	21,377,365

		79,496,018

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	75,167	2,689,475
Analog Devices, Inc.	65,495	3,241,348
Applied Materials, Inc.	510,910	11,040,765
Broadcom Corp., Class A	205,009	8,286,464
Cree, Inc.*	21,100	864,045
First Solar, Inc.*	28,094	1,848,866
Freescale Semiconductor Ltd.*	3,128	61,090
Intel Corp.	2,010,346	70,000,248
KLA-Tencor Corp.	5,563	438,253
Lam Research Corp.	45,664	3,411,101
Marvell Technology Group Ltd.	155,600	2,097,488
Maxim Integrated Products, Inc.	8,800	266,112
Micron Technology, Inc.*	184,645	6,325,938
NVIDIA Corp.	178,815	3,299,137
ON Semiconductor Corp.*	82,293	735,699
SunEdison, Inc.*	69,800	1,317,824
SunPower Corp.*	15,900	538,692
Teradyne, Inc.	352,049	6,826,230
Texas Instruments, Inc.	64,008	3,052,541

		126,341,316

Software (2.5%)
Activision Blizzard, Inc.	64,576	1,342,535
ANSYS, Inc.*	27,300	2,065,791
Autodesk, Inc.*	18,369	1,012,132
CA, Inc.	122,606	3,425,612
Citrix Systems, Inc.*	6,000	428,040
Electronic Arts, Inc.*	270,253	9,623,709
FireEye, Inc.*	6,176	188,738
Informatica Corp.*	4,200	143,808
Microsoft Corp.	2,018,212	93,564,308
Nuance Communications, Inc.*	100,535	1,549,747
Oracle Corp.	484,199	18,535,138
Rovi Corp.*	36,225	715,263
Symantec Corp.	486,623	11,440,507
Synopsys, Inc.*	59,347	2,355,779
Zynga, Inc., Class A*	276,989	747,870

		147,138,977

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	325,800	32,824,350
EMC Corp.	707,209	20,692,935
Hewlett-Packard Co.	1,118,193	39,662,306
Lexmark International, Inc., Class A	23,714	1,007,845
NCR Corp.*	58,200	1,944,462
NetApp, Inc.	81,100	3,484,056
SanDisk Corp.	71,772	7,030,067
Stratasys Ltd.*	8,251	996,556
Western Digital Corp.	85,342	8,305,484

		115,948,061

Total Information Technology		636,145,655

Materials (2.9%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	81,407	10,597,563
Akzo Nobel N.V. (ADR)	420,808	9,539,717
Albemarle Corp.	18,121	1,067,327
Ashland, Inc.	38,613	4,019,613
Cabot Corp.	38,789	1,969,318
Celanese Corp.	83,500	4,886,420
CF Industries Holdings, Inc.	20,034	5,593,893
Cytec Industries, Inc.	24,226	1,145,648
Dow Chemical Co.	387,777	20,335,026
E.I. du Pont de Nemours & Co.	19,700	1,413,672
Eastman Chemical Co.	82,700	6,689,603
Huntsman Corp.	23,013	598,108
LyondellBasell Industries N.V., Class A	106,980	11,624,447
Mosaic Co.	128,287	5,697,226
PPG Industries, Inc.	27,415	5,393,627
Rayonier Advanced Materials, Inc.	14,233	468,408
Rockwood Holdings, Inc.	26,029	1,989,917
RPM International, Inc.	3,732	170,851
Sigma-Aldrich Corp.	24,609	3,347,070
Valspar Corp.	5,112	403,797
W.R. Grace & Co.*	4,044	367,761
Westlake Chemical Corp.	2,336	202,274

		97,521,286

Construction Materials (0.1%)
Vulcan Materials Co.	50,154	3,020,776

Containers & Packaging (0.3%)
AptarGroup, Inc.	19,392	1,177,094
Avery Dennison Corp.	23,854	1,065,081
Bemis Co., Inc.	38,630	1,468,713
Crown Holdings, Inc.*	68,284	3,040,004
Greif, Inc., Class A	12,197	534,351
MeadWestvaco Corp.	64,370	2,635,308
Owens-Illinois, Inc.*	25,187	656,121
Rock-Tenn Co., Class A	55,026	2,618,137
Sonoco Products Co.	39,067	1,534,942

		14,729,751

Metals & Mining (0.8%)
Alcoa, Inc.	501,984	8,076,923
Allegheny Technologies, Inc.	41,610	1,543,731
Carpenter Technology Corp.	19,077	861,326
Cliffs Natural Resources, Inc.	58,639	608,673
Freeport-McMoRan, Inc.	398,177	13,000,479
Newmont Mining Corp.	191,101	4,404,878
Nucor Corp.	122,049	6,624,820
Reliance Steel & Aluminum Co.	74,359	5,086,156
Royal Gold, Inc.	24,728	1,605,836
Steel Dynamics, Inc.	85,616	1,935,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tahoe Resources, Inc.*	27,085	$549,825
TimkenSteel Corp.	16,919	786,564
United States Steel Corp.	55,417	2,170,684

		47,255,673

Paper & Forest Products (0.1%)
Domtar Corp.	24,594	863,987
International Paper Co.	140,313	6,698,543

		7,562,530

Total Materials		170,090,016

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	2,317,205	81,658,304
CenturyLink, Inc.	206,208	8,431,845
Frontier Communications Corp.	384,229	2,501,331
Level 3 Communications, Inc.*	4,397	201,075
Verizon Communications, Inc.	384,335	19,214,712
Windstream Holdings, Inc.	14,736	158,854

		112,166,121

Wireless Telecommunication Services (0.4%)
Sprint Corp.*	279,281	1,770,642
Telephone & Data Systems, Inc.	291,404	6,982,040
T-Mobile US, Inc.*	101,770	2,938,100
U.S. Cellular Corp.*	64,451	2,286,721
Vodafone Group plc	693,817	2,299,053
Vodafone Group plc (ADR)	211,300	6,949,657

		23,226,213

Total Telecommunication Services		135,392,334

Utilities (4.6%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.	230,680	12,043,803
Duke Energy Corp.	289,733	21,663,336
Edison International	318,085	17,787,313
Entergy Corp.	68,814	5,321,387
Exelon Corp.	329,258	11,224,405
FirstEnergy Corp.	160,976	5,403,964
Great Plains Energy, Inc.	59,019	1,426,489
Hawaiian Electric Industries, Inc.	38,864	1,031,839
ITC Holdings Corp.	3,400	121,142
NextEra Energy, Inc.	167,213	15,697,957
Northeast Utilities	121,097	5,364,597
OGE Energy Corp.	76,360	2,833,720
Pepco Holdings, Inc.	96,222	2,574,901
Pinnacle West Capital Corp.	42,325	2,312,638
PPL Corp.	242,159	7,952,502
Southern Co.	341,805	14,919,788
Westar Energy, Inc.	49,387	1,685,084
Xcel Energy, Inc.	192,379	5,848,322

		135,213,187

Gas Utilities (0.3%)
AGL Resources, Inc.	45,687	2,345,571
Atmos Energy Corp.	38,416	1,832,443
National Fuel Gas Co.	32,245	2,256,827
Questar Corp.	67,124	1,496,194
UGI Corp.	390,391	13,308,429

		21,239,464

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	1,088,141	15,429,839
Calpine Corp.*	436,242	9,466,452
NRG Energy, Inc.	129,257	3,939,753

		28,836,044

Multi-Utilities (1.4%)
Alliant Energy Corp.	42,570	2,358,804
Ameren Corp.	92,975	3,563,732
CenterPoint Energy, Inc.	164,698	4,030,160
CMS Energy Corp.	103,286	3,063,463
Consolidated Edison, Inc.	112,270	6,361,218
Dominion Resources, Inc.	209,412	14,468,275
DTE Energy Co.	67,839	5,161,191
Integrys Energy Group, Inc.	30,648	1,986,603
MDU Resources Group, Inc.	73,394	2,041,087
NiSource, Inc.	120,704	4,946,450
PG&E Corp.	178,198	8,026,038
Public Service Enterprise Group, Inc.	193,979	7,223,778
SCANA Corp.	54,318	2,694,716
Sempra Energy	94,079	9,914,045
TECO Energy, Inc.	83,419	1,449,822
Vectren Corp.	31,644	1,262,596
Wisconsin Energy Corp.	86,407	3,715,501

		82,267,479

Water Utilities (0.1%)
American Water Works Co., Inc.	68,589	3,308,048
Aqua America, Inc.	67,868	1,596,934

		4,904,982

Total Utilities		272,461,156

Total Common Stocks (94.7%) (Cost $4,196,161,464)		5,609,430,652

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc. 4.750%	39,750	2,001,810

Total Consumer Staples		2,001,810

Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%	3,427	201,816

Machinery (0.0%)
Stanley Black & Decker, Inc. 6.250%	5,000	565,950

Total Industrials		767,766

Total Convertible Preferred Stock (0.1%) (Cost $2,659,597)		2,769,576

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.7%)
iShares® Core S&P 500 ETF	294	58,289
iShares® Morningstar Large-Cap ETF	3,299	380,012
iShares® Morningstar Large-Cap Growth ETF	16,360	1,780,295
iShares® Morningstar Large-Cap Value ETF	86,475	7,303,679
iShares® Russell 1000 ETF	531	58,341
iShares® Russell 1000 Growth ETF	23,570	2,159,719
iShares® Russell 1000 Value ETF	123,538	12,364,918
iShares® S&P 500 Growth ETF	12,400	1,324,568
iShares® S&P 500 Value ETF	78,641	7,083,195
Vanguard Growth ETF	18,070	1,801,037
Vanguard Large-Cap ETF	3,164	286,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Value ETF	87,801	$7,129,441

Total Investment Companies (0.7%) (Cost $39,234,480)		41,729,709

Total Investments (95.5%) (Cost $4,238,055,541)		5,653,929,937
Other Assets Less Liabilities (4.5%)		269,364,909

Net Assets (100%)		$5,923,294,846

*	Non-income producing.

Glossary:

ADR —   American Depositary Receipt

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	2,249	December-14	$223,384,262	$221,020,475	$(2,363,787)
S&P MidCap 400 E-Mini Index	141	December-14	20,085,678	19,252,140	(833,538)

					$(3,197,325)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$438,689,457	$—	$—	$438,689,457
Consumer Staples	384,345,818	16,564,182	—	400,910,000
Energy	700,774,732	—	—	700,774,732
Financials	1,555,141,446	—	—	1,555,141,446
Health Care	783,682,738	2,633,926	—	786,316,664
Industrials	513,509,192	—	—	513,509,192
Information Technology	636,145,655	—	—	636,145,655
Materials	170,090,016	—	—	170,090,016
Telecommunication Services	132,560,482	2,831,852	—	135,392,334
Utilities	272,461,156	—	—	272,461,156
Convertible Preferred Stocks
Consumer Staples	2,001,810	—	—	2,001,810
Industrials	767,766	—	—	767,766
Investment Companies
Exchange Traded Funds (ETFs)	41,729,709	—	—	41,729,709

Total Assets	$5,631,899,977	$22,029,960	$—	$5,653,929,937

Liabilities:
Futures	$(3,197,325)	$—	$—	$(3,197,325)

Total Liabilities	$(3,197,325)	$—	$—	$(3,197,325)

Total	$5,628,702,652	$22,029,960	$—	$5,650,732,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$995,776,115
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,420,498,267

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,292,307,573
Aggregate gross unrealized depreciation	(48,871,637)

Net unrealized appreciation	$1,243,435,936

Federal income tax cost of investments	$4,410,494,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Auto Components (0.5%)
Gentex Corp.	20,625	$552,131
Goodyear Tire & Rubber Co.	234,370	5,293,246
Lear Corp.	5,522	477,156
TRW Automotive Holdings Corp.*	37,526	3,799,508
Visteon Corp.*	15,060	1,464,585

		11,586,626

Distributors (0.0%)
Genuine Parts Co.	3,289	288,478

Diversified Consumer Services (0.3%)
Apollo Education Group, Inc.*	32,903	827,510
DeVry Education Group, Inc.	21,448	918,189
Graham Holdings Co., Class B	1,183	827,615
Service Corp. International	16,552	349,909
ServiceMaster Global Holdings, Inc.*	3,300	79,860
Steiner Leisure Ltd.*	125,766	4,727,544

		7,730,627

Hotels, Restaurants & Leisure (1.0%)
Aramark	819	21,540
Choice Hotels International, Inc.	11,468	596,336
Darden Restaurants, Inc.	45,414	2,337,004
Hyatt Hotels Corp., Class A*	13,428	812,663
International Game Technology	84,048	1,417,890
Marriott International, Inc., Class A	9,700	678,030
MGM Resorts International*	116,173	2,646,421
Norwegian Cruise Line Holdings Ltd.*	168,073	6,053,989
Royal Caribbean Cruises Ltd.	56,662	3,812,786
Starwood Hotels & Resorts Worldwide, Inc.	35,886	2,986,074
Wendy’s Co.	95,654	790,102

		22,152,835

Household Durables (2.1%)
D.R. Horton, Inc.	99,413	2,039,955
Garmin Ltd.	41,194	2,141,676
GoPro, Inc., Class A*	2,076	194,521
Jarden Corp.*	127,951	7,691,135
Leggett & Platt, Inc.	23,995	837,905
Lennar Corp., Class A	192,738	7,484,016
Mohawk Industries, Inc.*	20,867	2,813,289
Newell Rubbermaid, Inc.	270,477	9,307,114
PulteGroup, Inc.	128,501	2,269,328
Taylor Morrison Home Corp., Class A*	11,080	179,718
Toll Brothers, Inc.*	208,978	6,511,754
Whirlpool Corp.	52,635	7,666,288

		49,136,699

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	2,577	91,484
Liberty Interactive Corp.*	83,156	2,371,609

		2,463,093

Leisure Products (0.3%)
Hasbro, Inc.	6,316	347,349
Mattel, Inc.	73,651	2,257,403
Performance Sports Group Ltd.*	266,600	4,284,262

		6,889,014

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	66,000	1,517,340
Clear Channel Outdoor Holdings, Inc., Class A	6,437	43,385
DISH Network Corp., Class A*	19,431	1,254,854
DreamWorks Animation SKG, Inc., Class A*	25,665	699,885
Gannett Co., Inc.	225,176	6,680,972
Interpublic Group of Cos., Inc.	197,400	3,616,368
John Wiley & Sons, Inc., Class A	15,041	843,951
Liberty Media Corp.*	97,392	4,582,618
Live Nation Entertainment, Inc.*	24,501	588,514
Madison Square Garden Co., Class A*	20,917	1,383,032
News Corp., Class A*	168,250	2,750,888
Quebecor, Inc., Class B	165,100	4,148,323
Regal Entertainment Group, Class A	21,396	425,352
Starz, Class A*	2,904	96,064

		28,631,546

Multiline Retail (0.4%)
Big Lots, Inc.	13,911	598,869
Dillard’s, Inc., Class A	2,856	311,247
Dollar General Corp.*	25,036	1,529,950
Family Dollar Stores, Inc.	2,172	167,765
J.C. Penney Co., Inc.*	103,501	1,039,150
Kohl’s Corp.	67,245	4,103,962
Macy’s, Inc.	28,434	1,654,290
Sears Holdings Corp.*	2,029	51,192

		9,456,425

Specialty Retail (1.7%)
Aaron’s, Inc.	178,132	4,332,170
Abercrombie & Fitch Co., Class A	21,173	769,427
Ascena Retail Group, Inc.*	44,545	592,448
Bed Bath & Beyond, Inc.*	39,867	2,624,445
Best Buy Co., Inc.	68,799	2,310,958
Cabela’s, Inc.*	15,072	887,741
CarMax, Inc.*	23,414	1,087,580
Chico’s FAS, Inc.	29,273	432,362
CST Brands, Inc.	3,864	138,911
Dick’s Sporting Goods, Inc.	27,164	1,191,956
DSW, Inc., Class A	161,511	4,863,096
Foot Locker, Inc.	42,504	2,365,348
GameStop Corp., Class A	37,263	1,535,236
L Brands, Inc.	53,052	3,553,423
Michaels Cos., Inc.*	1,573	27,496
Murphy USA, Inc.*	8,476	449,737
Penske Automotive Group, Inc.	8,140	330,403
Sally Beauty Holdings, Inc.*	14,075	385,233
Signet Jewelers Ltd.	8,608	980,537
Staples, Inc.	720,444	8,717,372
Urban Outfitters, Inc.*	10,009	367,330

		37,943,209

Textiles, Apparel & Luxury Goods (0.3%)
PVH Corp.	3,588	434,686
Ralph Lauren Corp.	4,959	816,896
Samsonite International S.A.	1,452,900	4,677,811

		5,929,393

Total Consumer Discretionary		182,207,945

Consumer Staples (3.2%)
Beverages (0.6%)
Constellation Brands, Inc., Class A*	3,711	323,451
Molson Coors Brewing Co., Class B	132,837	9,888,386
Treasury Wine Estates Ltd.	1,235,363	4,586,077

		14,797,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.3%)
Rite Aid Corp.*	109,370	$529,351
Safeway, Inc.	78,114	2,679,310
Whole Foods Market, Inc.	70,469	2,685,574

		5,894,235

Food Products (1.8%)
B&G Foods, Inc.	175,450	4,833,648
Bunge Ltd.	49,767	4,191,874
Campbell Soup Co.	19,921	851,224
ConAgra Foods, Inc.	143,555	4,743,057
Ebro Foods S.A.	90,593	1,717,497
Flowers Foods, Inc.	316,410	5,809,288
Hain Celestial Group, Inc.*	1,438	147,179
Ingredion, Inc.	97,638	7,399,984
J.M. Smucker Co.	34,974	3,462,076
Pilgrim’s Pride Corp.*	18,274	558,454
Pinnacle Foods, Inc.	19,122	624,333
Post Holdings, Inc.*	117,320	3,892,678
Tyson Foods, Inc., Class A	91,582	3,605,583

		41,836,875

Household Products (0.3%)
Clorox Co.	7,065	678,523
Energizer Holdings, Inc.	54,483	6,712,850

		7,391,373

Personal Products (0.2%)
Avon Products, Inc.	88,302	1,112,605
Coty, Inc., Class A	138,568	2,293,301

		3,405,906

Total Consumer Staples		73,326,303

Energy (4.4%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.*	17,153	749,415
Cameron International Corp.*	24,977	1,657,973
Diamond Offshore Drilling, Inc.	22,777	780,568
Frank’s International N.V.	10,000	187,000
Helmerich & Payne, Inc.	10,640	1,041,337
Nabors Industries Ltd.	90,936	2,069,704
Oil States International, Inc.*	15,923	985,634
Patterson-UTI Energy, Inc.	23,985	780,232
Rowan Cos., plc, Class A	42,314	1,070,967
Seadrill Ltd.	85,292	2,282,414
Seventy Seven Energy, Inc.*	9,872	234,361
Solar Cayman Ltd.(b)*†	90,472	9,047
Superior Energy Services, Inc.	49,782	1,636,334
Tidewater, Inc.	16,912	660,075
Trican Well Service Ltd.	346,200	4,049,484
Unit Corp.*	15,798	926,553

		19,121,098

Oil, Gas & Consumable Fuels (3.6%)
Chesapeake Energy Corp.	138,212	3,177,494
Cimarex Energy Co.	100,497	12,715,885
Cobalt International Energy, Inc.*	407,437	5,541,143
CONSOL Energy, Inc.	77,946	2,951,036
Contango Oil & Gas Co.*	32,368	1,075,912
CVR Energy, Inc.	3,363	150,427
Denbury Resources, Inc.	195,779	2,942,558
Diamondback Energy, Inc.*	76,800	5,743,104
Energen Corp.	76,107	5,497,970
EP Energy Corp., Class A*	11,719	204,848
EQT Corp.	4,833	442,413
Golar LNG Ltd.	16,999	1,128,734
Gulfport Energy Corp.*	5,742	306,623
HollyFrontier Corp.	117,605	5,136,986
Laredo Petroleum Holdings, Inc.*	3,495	78,323
Memorial Resource Development Corp.*	6,605	179,061
Murphy Oil Corp.	61,042	3,473,900
Newfield Exploration Co.*	101,767	3,772,503
Noble Energy, Inc.	78,124	5,340,557
ONEOK, Inc.	33,153	2,173,179
PBF Energy, Inc., Class A	16,442	394,608
Peabody Energy Corp.	92,309	1,142,785
QEP Resources, Inc.	172,846	5,320,200
SandRidge Energy, Inc.*	169,116	725,508
Teekay Corp.	8,328	552,646
Tesoro Corp.	25,170	1,534,867
Ultra Petroleum Corp.*	36,605	851,432
Whiting Petroleum Corp.*	97,320	7,547,166
World Fuel Services Corp.	19,286	769,897
WPX Energy, Inc.*	68,285	1,642,937

		82,514,702

Total Energy		101,635,800

Financials (21.9%)
Banks (4.3%)
Associated Banc-Corp.	54,185	943,903
Bank of Hawaii Corp.	15,297	869,023
BankUnited, Inc.	193,379	5,896,126
BOK Financial Corp.	8,769	582,963
CIT Group, Inc.	66,088	3,037,404
City National Corp./California	16,228	1,227,973
Comerica, Inc.	209,520	10,446,667
Commerce Bancshares, Inc./Missouri	27,649	1,234,390
Cullen/Frost Bankers, Inc.	17,885	1,368,381
East West Bancorp, Inc.	49,309	1,676,506
Fifth Third Bancorp	289,870	5,803,197
First Horizon National Corp.	309,932	3,805,965
First Niagara Financial Group, Inc.	492,195	4,099,984
First Republic Bank/California	135,095	6,670,991
Fulton Financial Corp.	64,297	712,411
Huntington Bancshares, Inc./Ohio	280,537	2,729,625
Iberiabank Corp.	70,400	4,400,704
KeyCorp	300,591	4,006,878
M&T Bank Corp.	44,438	5,478,761
National Penn Bancshares, Inc.	249,542	2,423,053
PacWest Bancorp	34,435	1,419,755
Popular, Inc.*	186,080	5,477,265
Regions Financial Corp.	466,822	4,686,893
Signature Bank/New York*	1,236	138,506
SunTrust Banks, Inc./Georgia	180,828	6,876,889
SVB Financial Group*	15,677	1,757,235
Synovus Financial Corp.	45,876	1,084,509
TCF Financial Corp.	57,101	886,778
Zions Bancorp	332,673	9,667,477

		99,410,212

Capital Markets (1.2%)
Ameriprise Financial, Inc.	41,989	5,180,603
E*TRADE Financial Corp.*	98,224	2,218,880
Federated Investors, Inc., Class B	8,253	242,308
Invesco Ltd.	125,123	4,939,856
Legg Mason, Inc.	20,706	1,059,319
LPL Financial Holdings, Inc.	84,900	3,909,645
Northern Trust Corp.	79,811	5,429,542
NorthStar Asset Management Group, Inc.*	50,627	932,549
Raymond James Financial, Inc.	42,239	2,263,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SEI Investments Co.	2,536	$91,702
TD Ameritrade Holding Corp.	11,092	370,140

		26,637,710

Consumer Finance (0.2%)
Ally Financial, Inc.*	9,769	226,055
Navient Corp.	144,490	2,558,918
Santander Consumer USA Holdings, Inc.	28,056	499,677
SLM Corp.	96,561	826,562
Synchrony Financial*	10,770	264,404

		4,375,616

Diversified Financial Services (0.5%)
Interactive Brokers Group, Inc., Class A	18,449	460,303
Intercontinental Exchange, Inc.	22,563	4,400,913
Leucadia National Corp.	105,749	2,521,056
MSCI, Inc.*	22,124	1,040,271
NASDAQ OMX Group, Inc.	39,251	1,665,027
Voya Financial, Inc.	48,578	1,899,400

		11,986,970

Insurance (7.3%)
Alleghany Corp.*	5,641	2,358,784
Allied World Assurance Co. Holdings AG	33,336	1,228,098
American Equity Investment Life Holding Co.	158,208	3,619,799
American Financial Group, Inc./Ohio	20,860	1,207,585
American National Insurance Co.	2,607	293,027
Aon plc	23,276	2,040,607
Arch Capital Group Ltd.*	44,904	2,457,147
Argo Group International Holdings Ltd.	81,800	4,115,358
Arthur J. Gallagher & Co.	3,134	142,158
Aspen Insurance Holdings Ltd.	22,362	956,423
Assurant, Inc.	24,346	1,565,448
Assured Guaranty Ltd.	58,606	1,298,709
Axis Capital Holdings Ltd.	36,704	1,737,200
Brown & Brown, Inc.	282,355	9,077,713
Cincinnati Financial Corp.	55,282	2,601,018
CNA Financial Corp.	8,723	331,736
Endurance Specialty Holdings Ltd.	122,263	6,746,472
Enstar Group Ltd.*	9,270	1,263,686
Everest Reinsurance Group Ltd.	15,473	2,506,781
FNF Group	93,924	2,605,452
FNFV Group*	31,304	430,743
Genworth Financial, Inc., Class A*	168,505	2,207,416
Greenlight Capital Reinsurance Ltd., Class A*	112,123	3,633,906
Hanover Insurance Group, Inc.	118,293	7,265,556
Hartford Financial Services Group, Inc.	153,353	5,712,399
HCC Insurance Holdings, Inc.	119,075	5,750,132
Infinity Property & Casualty Corp.	23,430	1,499,754
Lincoln National Corp.	89,765	4,809,609
Loews Corp.	109,772	4,573,102
Markel Corp.*	4,694	2,986,088
MBIA, Inc.*	48,989	449,719
Mercury General Corp.	9,357	456,715
Navigators Group, Inc.*	45,650	2,807,475
NN Group N.V.*	50,839	1,475,275
Old Republic International Corp.	89,810	1,282,487
PartnerReinsurance Ltd.	17,173	1,887,141
Principal Financial Group, Inc.	100,040	5,249,099
ProAssurance Corp.	20,029	882,678
Progressive Corp.	200,181	5,060,576
Protective Life Corp.	26,990	1,873,376
Reinsurance Group of America, Inc.	168,749	13,521,857
RenaissanceReinsurance Holdings Ltd.	13,614	1,361,264
StanCorp Financial Group, Inc.	82,826	5,232,947
Torchmark Corp.	44,518	2,331,408
Unum Group	246,797	8,484,881
Validus Holdings Ltd.	31,489	1,232,479
W. R. Berkley Corp.	33,629	1,607,466
White Mountains Insurance Group Ltd.	2,044	1,287,863
Willis Group Holdings plc	321,990	13,330,386
XL Group plc	359,743	11,932,675

		168,769,673

Real Estate Investment Trusts (REITs) (7.6%)
Alexandria Real Estate Equities, Inc. (REIT)	24,662	1,818,822
American Assets Trust, Inc. (REIT)	128,534	4,237,766
American Campus Communities, Inc. (REIT)	36,339	1,324,557
American Capital Agency Corp. (REIT)	120,954	2,570,272
American Homes 4 Rent (REIT), Class A	48,831	824,756
American Realty Capital Properties, Inc. (REIT)	310,240	3,741,494
Annaly Capital Management, Inc. (REIT)	323,868	3,458,910
Apartment Investment & Management Co. (REIT), Class A	22,230	707,359
AvalonBay Communities, Inc. (REIT)	44,153	6,224,248
BioMed Realty Trust, Inc. (REIT)	66,653	1,346,391
Blackstone Mortgage Trust, Inc. (REIT), Class A	182,400	4,943,040
Boston Properties, Inc. (REIT)	45,933	5,317,204
Brandywine Realty Trust (REIT)	58,882	828,470
Brixmor Property Group, Inc. (REIT)	17,530	390,218
Camden Property Trust (REIT)	29,382	2,013,548
CBL & Associates Properties, Inc. (REIT)	57,234	1,024,489
CBS Outdoor Americas, Inc. (REIT)	38,086	1,140,295
Chimera Investment Corp. (REIT)	357,355	1,086,359
Columbia Property Trust, Inc. (REIT)	36,757	877,390
Corporate Office Properties Trust/Maryland (REIT)	29,869	768,231
Corrections Corp. of America (REIT)	151,690	5,212,068
DDR Corp. (REIT)	100,299	1,678,002
Digital Realty Trust, Inc. (REIT)	46,353	2,891,500
Douglas Emmett, Inc. (REIT)	48,080	1,234,214
Duke Realty Corp. (REIT)	113,747	1,954,173
Equity Commonwealth (REIT)	43,826	1,126,766
Equity Lifestyle Properties, Inc. (REIT)	145,350	6,157,026
Essex Property Trust, Inc. (REIT)	21,258	3,799,867
Extra Space Storage, Inc. (REIT)	109,400	5,641,758
Federal Realty Investment Trust (REIT)	7,455	883,119
Gaming and Leisure Properties, Inc. (REIT)	24,043	742,929
General Growth Properties, Inc. (REIT)	192,698	4,538,038
HCP, Inc. (REIT)	156,124	6,199,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care REIT, Inc. (REIT)	51,383	$3,204,758
Healthcare Trust of America, Inc. (REIT), Class A	73,161	848,668
Home Properties, Inc. (REIT)	19,849	1,156,006
Hospitality Properties Trust (REIT)	52,018	1,396,683
Host Hotels & Resorts, Inc. (REIT)	257,405	5,490,449
iStar Financial, Inc. (REIT)*	359,759	4,856,747
Kilroy Realty Corp. (REIT)	28,353	1,685,302
Kimco Realty Corp. (REIT)	140,005	3,067,510
Liberty Property Trust (REIT)	50,684	1,685,750
Macerich Co. (REIT)	47,622	3,039,712
MFA Financial, Inc. (REIT)	127,817	994,416
Mid-America Apartment Communities, Inc. (REIT)	76,588	5,028,002
National Retail Properties, Inc. (REIT)	42,570	1,471,645
NorthStar Realty Finance Corp. (REIT)	55,928	988,248
Omega Healthcare Investors, Inc. (REIT)	29,529	1,009,597
Piedmont Office Realty Trust, Inc. (REIT), Class A	53,039	935,608
Plum Creek Timber Co., Inc. (REIT)	110,016	4,291,724
Post Properties, Inc. (REIT)	17,978	922,991
Prologis, Inc. (REIT)	170,235	6,417,859
Rayonier, Inc. (REIT)	38,530	1,199,824
Realty Income Corp. (REIT)	75,782	3,091,148
Regency Centers Corp. (REIT)	31,166	1,677,666
Retail Properties of America, Inc. (REIT), Class A	78,053	1,141,915
Senior Housing Properties Trust (REIT)	69,263	1,448,982
SL Green Realty Corp. (REIT)	68,839	6,974,767
Spirit Realty Capital, Inc. (REIT)	137,376	1,507,015
Tanger Factory Outlet Centers, Inc. (REIT)	12,188	398,791
Taubman Centers, Inc. (REIT)	1,226	89,498
Two Harbors Investment Corp. (REIT)	126,929	1,227,403
UDR, Inc. (REIT)	86,037	2,344,508
Ventas, Inc. (REIT)	52,737	3,267,057
Vornado Realty Trust (REIT)	49,078	4,905,837
Washington Prime Group, Inc. (REIT)	52,795	922,857
Weingarten Realty Investors (REIT)	41,452	1,305,738
Weyerhaeuser Co. (REIT)	160,220	5,104,609
WP Carey, Inc. (REIT)	33,905	2,162,122

		173,964,375

Real Estate Management & Development (0.4%)
Forest City Enterprises, Inc., Class A*	252,627	4,941,384
Howard Hughes Corp.*	6,938	1,040,700
Jones Lang LaSalle, Inc.	11,133	1,406,544
Realogy Holdings Corp.*	28,051	1,043,497

		8,432,125

Thrifts & Mortgage Finance (0.4%)
EverBank Financial Corp.	108,234	1,911,413
Hudson City Bancorp, Inc.	175,820	1,708,970
Nationstar Mortgage Holdings, Inc.*	58,368	1,998,520
New York Community Bancorp, Inc.	151,877	2,410,288
People’s United Financial, Inc.	106,931	1,547,292
TFS Financial Corp.	23,941	342,835

		9,919,318

Total Financials		503,495,999

Health Care (6.4%)
Biotechnology (0.0%)
Alkermes plc*	7,259	311,193
Alnylam Pharmaceuticals, Inc.*	3,629	283,425
Cubist Pharmaceuticals, Inc.*	1,393	92,412
Myriad Genetics, Inc.*	3,168	122,190

		809,220

Health Care Equipment & Supplies (1.6%)
Alere, Inc.*	28,292	1,097,164
Boston Scientific Corp.*	1,050,735	12,409,180
CareFusion Corp.*	132,527	5,996,847
Cooper Cos., Inc.	4,102	638,886
DENTSPLY International, Inc.	33,266	1,516,930
Hill-Rom Holdings, Inc.	18,450	764,383
Hologic, Inc.*	55,497	1,350,242
Intuitive Surgical, Inc.*	891	411,482
Orthofix International N.V.*	117,239	3,629,719
Sirona Dental Systems, Inc.*	7,391	566,742
St. Jude Medical, Inc.	34,569	2,078,634
Teleflex, Inc.	13,871	1,457,010
Zimmer Holdings, Inc.	52,627	5,291,645

		37,208,864

Health Care Providers & Services (3.2%)
Brookdale Senior Living, Inc.*	192,800	6,212,016
Cardinal Health, Inc.	105,887	7,933,054
Catamaran Corp.*	102,210	4,308,151
Cigna Corp.	83,985	7,616,600
Community Health Systems, Inc.*	38,987	2,136,098
DaVita HealthCare Partners, Inc.*	39,522	2,890,639
HCA Holdings, Inc.*	100,233	7,068,431
Health Net, Inc.*	27,300	1,258,803
Humana, Inc.	52,517	6,842,440
Laboratory Corp. of America Holdings*	17,079	1,737,788
LifePoint Hospitals, Inc.*	92,588	6,406,164
MEDNAX, Inc.*	11,823	648,137
Omnicare, Inc.	33,667	2,096,107
Patterson Cos., Inc.	26,194	1,085,217
Quest Diagnostics, Inc.	49,264	2,989,340
Universal American Corp.*	354,720	2,851,949
Universal Health Services, Inc., Class B	23,614	2,467,663
VCA, Inc.*	30,113	1,184,344
WellCare Health Plans, Inc.*	73,200	4,416,888

		72,149,829

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	38,602	517,846

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	96,939	5,523,584
Bio-Rad Laboratories, Inc., Class A*	6,915	784,161
Charles River Laboratories International, Inc.*	8,804	525,951
Covance, Inc.*	1,873	147,405
PerkinElmer, Inc.	31,396	1,368,866
QIAGEN N.V.*	79,324	1,806,207
Quintiles Transnational Holdings, Inc.*	10,111	563,992
Techne Corp.	6,535	611,349

		11,331,515

Pharmaceuticals (1.1%)
Almirall S.A.*	492,159	7,223,241
Hospira, Inc.*	57,052	2,968,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Mallinckrodt plc*	10,669	$961,810
Ono Pharmaceutical Co., Ltd.	66,300	5,887,960
Perrigo Co. plc	35,227	5,290,743
UCB S.A.	32,348	2,936,811

		25,268,981

Total Health Care		147,286,255

Industrials (7.6%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	10,852	1,385,149
Curtiss-Wright Corp.	58,500	3,856,320
Esterline Technologies Corp.*	60,800	6,765,216
Exelis, Inc.	64,888	1,073,248
Huntington Ingalls Industries, Inc.	2,498	260,317
L-3 Communications Holdings, Inc.	29,247	3,478,053
Moog, Inc., Class A*	95,900	6,559,560
Orbital Sciences Corp.*	188,400	5,237,520
Rockwell Collins, Inc.	5,427	426,019
Spirit AeroSystems Holdings, Inc., Class A*	2,522	95,987
Teledyne Technologies, Inc.*	17,300	1,626,373
Textron, Inc.	94,521	3,401,811
Triumph Group, Inc.	13,710	891,835
Vectrus, Inc.*	3,605	70,404

		35,127,812

Air Freight & Logistics (0.3%)
Hub Group, Inc., Class A*	183,198	7,425,015

Airlines (0.1%)
Alaska Air Group, Inc.	3,954	172,157
Copa Holdings S.A., Class A	2,467	264,685
Southwest Airlines Co.	26,066	880,249

		1,317,091

Building Products (0.1%)
A.O. Smith Corp.	14,122	667,688
Fortune Brands Home & Security, Inc.	32,775	1,347,380
Owens Corning, Inc.	40,353	1,281,208

		3,296,276

Commercial Services & Supplies (0.6%)
ADT Corp.	59,404	2,106,466
Brink’s Co.	78,601	1,889,568
Cintas Corp.	6,409	452,411
Clean Harbors, Inc.*	5,572	300,442
Covanta Holding Corp.	21,650	459,413
Iron Mountain, Inc. (REIT)	6,420	209,613
KAR Auction Services, Inc.	28,844	825,804
Pitney Bowes, Inc.	37,413	934,951
R.R. Donnelley & Sons Co.	61,347	1,009,772
Republic Services, Inc.	89,801	3,504,035
Tyco International Ltd.	16,454	733,355
Waste Connections, Inc.	16,356	793,593

		13,219,423

Construction & Engineering (0.4%)
AECOM Technology Corp.*	34,216	1,154,790
Fluor Corp.	21,028	1,404,460
Jacobs Engineering Group, Inc.*	44,915	2,192,750
KBR, Inc.	50,111	943,590
Quanta Services, Inc.*	54,956	1,994,353
URS Corp.	23,573	1,358,041

		9,047,984

Electrical Equipment (0.9%)
Babcock & Wilcox Co.	37,272	1,032,062
Generac Holdings, Inc.*	100,000	4,054,000
Hubbell, Inc., Class B	76,754	9,251,159
Regal-Beloit Corp.	15,431	991,442
Sensata Technologies Holding N.V.* .	105,600	4,702,368

		20,031,031

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	21,634	1,738,941
Roper Industries, Inc.	18,443	2,698,026

		4,436,967

Machinery (2.3%)
AGCO Corp.	31,863	1,448,492
Barnes Group, Inc.	188,142	5,710,110
Crane Co.	10,319	652,264
Donaldson Co., Inc.	3,893	158,173
Dover Corp.	95,192	7,646,773
IDEX Corp.	2,224	160,951
Ingersoll-Rand plc	84,108	4,740,327
ITT Corp.	23,808	1,069,932
Joy Global, Inc.	33,969	1,852,669
Kennametal, Inc.	110,624	4,569,877
Lincoln Electric Holdings, Inc.	17,804	1,230,880
Navistar International Corp.*	15,596	513,264
Oshkosh Corp.	28,888	1,275,405
PACCAR, Inc.	10,000	568,750
Parker-Hannifin Corp.	36,594	4,177,205
Pentair plc	61,544	4,030,517
Snap-on, Inc.	16,935	2,050,490
SPX Corp.	15,040	1,412,707
Stanley Black & Decker, Inc.	47,317	4,201,276
Terex Corp.	37,805	1,201,065
Timken Co.	25,700	1,089,423
Trinity Industries, Inc.	12,453	581,804
Valmont Industries, Inc.	8,519	1,149,469
Xylem, Inc.	17,366	616,319

		52,108,142

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,169	959,612
Equifax, Inc.	19,073	1,425,516
Manpowergroup, Inc.	27,024	1,894,382
Nielsen N.V.	24,250	1,075,003
Towers Watson & Co., Class A	22,138	2,202,731

		7,557,244

Road & Rail (0.2%)
AMERCO	1,037	271,580
Con-way, Inc.	19,424	922,640
Genesee & Wyoming, Inc., Class A* .	9,688	923,363
Kansas City Southern	8,472	1,026,807
Ryder System, Inc.	18,073	1,626,028

		4,770,418

Trading Companies & Distributors (0.7%)
Air Lease Corp.	32,586	1,059,045
Aircastle Ltd.	115,090	1,882,872
GATX Corp.	15,716	917,343
MRC Global, Inc.*	17,623	410,968
NOW, Inc.*	33,350	1,014,174
Rexel S.A.	108,829	2,030,919
Veritiv Corp.*	2,376	118,943
WESCO International, Inc.*	107,962	8,449,106

		15,883,370

Total Industrials		174,220,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (7.9%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	483	$42,663
ARRIS Group, Inc.*	186,800	5,296,714
Brocade Communications Systems, Inc.	148,084	1,609,673
EchoStar Corp., Class A*	11,022	537,433
Harris Corp.	28,418	1,886,955
JDS Uniphase Corp.*	78,889	1,009,779
Juniper Networks, Inc.	428,118	9,482,814
Motorola Solutions, Inc.	58,904	3,727,445

		23,593,476

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	183,764	10,171,337
Avnet, Inc.	37,733	1,565,919
AVX Corp.	17,225	228,748
Dolby Laboratories, Inc., Class A*	16,004	668,807
FLIR Systems, Inc.	14,393	451,077
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,953	—
Ingram Micro, Inc., Class A*	52,791	1,362,536
Jabil Circuit, Inc.	69,464	1,401,089
Knowles Corp.*	67,331	1,784,272
Tech Data Corp.*	12,870	757,528
Vishay Intertechnology, Inc.	45,489	650,038

		19,041,351

Internet Software & Services (0.1%)
AOL, Inc.*	27,021	1,214,594
IAC/InterActiveCorp	14,990	987,841

		2,202,435

IT Services (1.5%)
Amdocs Ltd.	54,046	2,479,631
Booz Allen Hamilton Holding Corp.	129,181	3,022,835
Broadridge Financial Solutions, Inc.	67,104	2,793,540
Computer Sciences Corp.	45,659	2,792,048
CoreLogic, Inc.*	30,570	827,530
DST Systems, Inc.	1,809	151,811
Fidelity National Information Services, Inc.	85,372	4,806,444
Genpact Ltd.*	47,672	778,007
Leidos Holdings, Inc.	21,915	752,342
Paychex, Inc.	11,687	516,565
Teradata Corp.*	132,048	5,535,452
Total System Services, Inc.	13,039	403,687
Vantiv, Inc., Class A*	135,475	4,186,178
Xerox Corp.	396,940	5,251,516

		34,297,586

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	66,768	2,388,959
Analog Devices, Inc.	58,101	2,875,418
Applied Materials, Inc.	137,819	2,978,269
Avago Technologies Ltd.	11,100	965,700
Broadcom Corp., Class A	181,661	7,342,738
Cree, Inc.*	18,668	764,455
First Solar, Inc.*	25,130	1,653,805
Freescale Semiconductor Ltd.*	2,597	50,719
KLA-Tencor Corp.	4,757	374,756
Lam Research Corp.	40,811	3,048,582
Linear Technology Corp.	40,002	1,775,689
Marvell Technology Group Ltd.	137,729	1,856,587
Maxim Integrated Products, Inc.	183,149	5,538,426
Microsemi Corp.*	239,500	6,085,695
NVIDIA Corp.	158,766	2,929,233
NXP Semiconductor N.V.*	109,100	7,465,713
ON Semiconductor Corp.*	73,347	655,722
RF Micro Devices, Inc.*	117,200	1,352,488
Skyworks Solutions, Inc.	29,900	1,735,695
SunEdison, Inc.*	62,624	1,182,341
SunPower Corp.*	14,087	477,267
Teradyne, Inc.	61,298	1,188,568

		54,686,825

Software (1.3%)
Activision Blizzard, Inc.	57,585	1,197,192
ANSYS, Inc.*	24,045	1,819,485
Autodesk, Inc.*	16,385	902,814
CA, Inc.	108,873	3,041,912
Check Point Software Technologies Ltd.*	55,600	3,849,744
Citrix Systems, Inc.*	5,236	373,536
Electronic Arts, Inc.*	25,003	890,357
FireEye, Inc.*	5,695	174,039
Informatica Corp.*	3,780	129,427
Nuance Communications, Inc.*	89,604	1,381,246
Rovi Corp.*	32,491	641,535
Symantec Corp.	234,902	5,522,546
Synopsys, Inc.*	52,360	2,078,430
Verint Systems, Inc.*	130,300	7,245,983
Zynga, Inc., Class A*	252,333	681,299

		29,929,545

Technology Hardware, Storage & Peripherals (0.8%)
Lexmark International, Inc., Class A	21,345	907,162
NCR Corp.*	51,585	1,723,455
NetApp, Inc.	72,105	3,097,631
SanDisk Corp.	40,440	3,961,098
Stratasys Ltd.*	7,349	887,612
Western Digital Corp.	75,730	7,370,044

		17,947,002

Total Information Technology		181,698,220

Materials (4.5%)
Chemicals (2.1%)
Albemarle Corp.	16,016	943,342
Ashland, Inc.	26,709	2,780,407
Cabot Corp.	123,545	6,272,380
Celanese Corp.	138,123	8,082,958
CF Industries Holdings, Inc.	17,779	4,964,252
Cytec Industries, Inc.	21,658	1,024,207
Eastman Chemical Co.	4,777	386,412
Huntsman Corp.	20,492	532,587
Methanex Corp.	173,200	11,569,760
Mosaic Co.	113,299	5,031,609
Rayonier Advanced Materials, Inc.	12,699	417,924
Rockwood Holdings, Inc.	23,022	1,760,032
RPM International, Inc.	3,102	142,010
Sigma-Aldrich Corp.	21,536	2,929,111
W.R. Grace & Co.*	3,659	332,749
Westlake Chemical Corp.	2,072	179,414

		47,349,154

Construction Materials (0.1%)
Vulcan Materials Co.	44,442	2,676,742

Containers & Packaging (0.6%)
AptarGroup, Inc.	16,837	1,022,006
Avery Dennison Corp.	21,418	956,314
Bemis Co., Inc.	33,833	1,286,331
Greif, Inc., Class A	10,740	470,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
MeadWestvaco Corp.	57,122	$2,338,575
Owens-Illinois, Inc.*	119,633	3,116,439
Packaging Corp. of America	10,600	676,492
Rock-Tenn Co., Class A	49,036	2,333,133
Sonoco Products Co.	34,822	1,368,156

		13,567,965

Metals & Mining (1.3%)
Alcoa, Inc.	397,625	6,397,786
Allegheny Technologies, Inc.	36,699	1,361,533
Carpenter Technology Corp.	17,031	768,950
Cliffs Natural Resources, Inc.	52,567	545,645
Newmont Mining Corp.	169,464	3,906,145
Nucor Corp.	108,153	5,870,545
Reliance Steel & Aluminum Co.	67,769	4,635,400
Royal Gold, Inc.	22,007	1,429,135
Steel Dynamics, Inc.	81,101	1,833,694
Tahoe Resources, Inc.*	24,032	487,850
TimkenSteel Corp.	12,850	597,396
United States Steel Corp.	48,961	1,917,802

		29,751,881

Paper & Forest Products (0.4%)
Domtar Corp.	21,861	767,977
International Paper Co.	124,306	5,934,368
Louisiana-Pacific Corp.*	277,700	3,773,943

		10,476,288

Total Materials		103,822,030

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	343,068	2,233,373
Level 3 Communications, Inc.*	3,647	166,777
Windstream Holdings, Inc.	15,357	165,549

		2,565,699

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	29,529	707,515
U.S. Cellular Corp.*	4,397	156,005

		863,520

Total Telecommunication Services		3,429,219

Utilities (6.5%)
Electric Utilities (2.6%)
Cleco Corp.	14,299	688,497
Edison International	110,020	6,152,318
Entergy Corp.	61,048	4,720,842
FirstEnergy Corp.	143,258	4,809,171
Great Plains Energy, Inc.	187,744	4,537,772
Hawaiian Electric Industries, Inc.	35,078	931,321
ITC Holdings Corp.	73,204	2,608,259
Northeast Utilities	107,812	4,776,072
OGE Energy Corp.	66,573	2,470,524
Pepco Holdings, Inc.	85,793	2,295,821
Pinnacle West Capital Corp.	37,668	2,058,180
Portland General Electric Co.	165,800	5,325,496
PPL Corp.	224,405	7,369,460
Westar Energy, Inc.	151,994	5,186,035
Xcel Energy, Inc.	170,566	5,185,206

		59,114,974

Gas Utilities (0.9%)
AGL Resources, Inc.	40,992	2,104,529
Atmos Energy Corp.	34,029	1,623,183
National Fuel Gas Co.	28,439	1,990,446
Questar Corp.	57,970	1,292,151
UGI Corp.	401,837	13,698,624

		20,708,933

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	245,351	3,479,077
Calpine Corp.*	122,047	2,648,420
NRG Energy, Inc.	114,925	3,502,914

		9,630,411

Multi-Utilities (2.4%)
Alliant Energy Corp.	74,921	4,151,373
Ameren Corp.	82,256	3,152,872
CenterPoint Energy, Inc.	145,956	3,571,543
CMS Energy Corp.	91,872	2,724,923
Consolidated Edison, Inc.	99,379	5,630,814
DTE Energy Co.	59,826	4,551,562
Integrys Energy Group, Inc.	26,997	1,749,946
MDU Resources Group, Inc.	65,418	1,819,275
NiSource, Inc.	106,468	4,363,059
Public Service Enterprise Group, Inc.	171,774	6,396,864
SCANA Corp.	48,286	2,395,468
Sempra Energy	82,927	8,738,847
TECO Energy, Inc.	78,838	1,370,204
Vectren Corp.	27,933	1,114,527
Wisconsin Energy Corp.	76,679	3,297,197

		55,028,474

Water Utilities (0.2%)
American Water Works Co., Inc.	60,649	2,925,101
Aqua America, Inc.	58,983	1,387,870

		4,312,971

Total Utilities		148,795,763

Total Common Stocks (70.6%) (Cost $1,259,379,323)		1,619,918,307

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.7%)
iShares® Core S&P Mid-Cap ETF	3,855	527,133
iShares® Morningstar Mid-Cap ETF	6,466	898,321
iShares® Morningstar Mid-Cap Growth ETF	3,530	521,416
iShares® Morningstar Mid-Cap Value ETF‡	250,037	29,919,427
iShares® Russell Mid-Cap ETF	2,905	459,978
iShares® Russell Mid-Cap Growth ETF	5,854	517,201
iShares® Russell Mid-Cap Value ETF	1,011,575	70,810,250
iShares® S&P Mid-Cap 400 Growth ETF	3,400	514,930
iShares® S&P Mid-Cap 400 Value ETF	475,921	57,258,056
SPDR® S&P 400 MidCap Value ETF	23,094	1,895,902
Vanguard Mid-Cap Value Index Fund	706,000	59,939,400

Total Investment Companies (9.7%) (Cost $125,194,600)		223,262,014

Total Investments (80.3%) (Cost $1,384,573,923)		1,843,180,321
Other Assets Less Liabilities (19.7%)		452,980,176

Net Assets (100%)		$2,296,160,497

*	Non-income producing.

†	Securities (totaling $9,047 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid-Cap Value ETF(a)	$26,288,697	$2,420,103	$—	$29,919,427	$390,829	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as iShares Morningstar Mid Value Index Fund.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	922	December-14	$106,724,784	$101,106,520	$(5,618,264)
S&P 500 E-Mini Index	1,133	December-14	112,275,931	111,345,575	(930,356)
S&P MidCap 400 E-Mini Index	1,557	December-14	221,777,693	212,592,780	(9,184,913)

					$(15,733,533)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$177,530,134	$4,677,811	$—		$182,207,945
Consumer Staples	67,022,729	6,303,574	—		73,326,303
Energy	101,626,753	—	9,047		101,635,800
Financials	502,020,724	1,475,275	—		503,495,999
Health Care	131,238,243	16,048,012	—		147,286,255
Industrials	172,189,854	2,030,919	—		174,220,773
Information Technology	181,698,220	—	—	(a)	181,698,220
Materials	103,822,030	—	—		103,822,030
Telecommunication Services	3,429,219	—	—		3,429,219
Utilities	148,795,763	—	—		148,795,763
Investment Companies
Exchange Traded Funds (ETFs)	223,262,014	—	—		223,262,014

Total Assets	$1,812,635,683	$30,535,591	$9,047		$1,843,180,321

Liabilities:
Futures	$(15,733,533)	$—	$—		$(15,733,533)

Total Liabilities	$(15,733,533)	$—	$—		$(15,733,533)

Total	$1,796,902,150	$30,535,591	$9,047		$1,827,446,788

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$440,529,355
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$587,630,831

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$475,026,575
Aggregate gross unrealized depreciation	(37,348,178)

Net unrealized appreciation	$437,678,397

Federal income tax cost of investments	$1,405,501,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.7%)
BorgWarner, Inc.	200	$10,522
Bridgestone Corp.	600	19,815
Continental AG	60	11,417
Delphi Automotive plc	300	18,402
Denso Corp.	300	13,827
GKN plc	1,000	5,175
Magna International, Inc.	100	9,491

		88,649

Automobiles (1.1%)
Bayerische Motoren Werke (BMW) AG	200	21,477
Daimler AG (Registered)	300	23,011
Ford Motor Co.	2,200	32,538
Fuji Heavy Industries Ltd.	400	13,225
Harley-Davidson, Inc.	200	11,640
Isuzu Motors Ltd.	500	7,066
Suzuki Motor Corp.	400	13,259
Toyota Motor Corp.	100	5,893

		128,109

Distributors (0.2%)
Genuine Parts Co.	300	26,313

Hotels, Restaurants & Leisure (2.4%)
Compass Group plc	2,258	36,477
Las Vegas Sands Corp.	200	12,442
McDonald’s Corp.	900	85,329
Oriental Land Co., Ltd.	100	18,906
Sands China Ltd.	2,000	10,432
Sodexo S.A.	200	19,572
Starbucks Corp.	500	37,730
Tatts Group Ltd.	2,600	7,171
Whitbread plc	300	20,203
Yum! Brands, Inc.	500	35,990

		284,252

Household Durables (0.1%)
Sekisui House Ltd.	1,000	11,780

Leisure Products (0.2%)
Mattel, Inc.	400	12,260
Shimano, Inc.	100	12,163

		24,423

Media (1.7%)
British Sky Broadcasting Group plc	1,200	17,158
DIRECTV*	300	25,956
DISH Network Corp., Class A*	200	12,916
ITV plc	3,000	10,106
Omnicom Group, Inc.	300	20,658
Publicis Groupe S.A.	200	13,735
SES S.A. (FDR)	500	17,288
Shaw Communications, Inc., Class B	600	14,706
Singapore Press Holdings Ltd.	3,000	9,877
Viacom, Inc., Class B	300	23,082
Walt Disney Co.	300	26,709
WPP plc	800	16,082

		208,273

Multiline Retail (0.5%)
Dollar General Corp.*	200	12,222
Dollar Tree, Inc.*	200	11,214
Macy’s, Inc.	200	11,636
Next plc	200	21,415

		56,487

Specialty Retail (2.9%)
AutoZone, Inc.*	100	50,966
Bed Bath & Beyond, Inc.*	200	13,166
Hennes & Mauritz AB, Class B	1,000	41,505
Home Depot, Inc.	800	73,392
Inditex S.A.	1,350	37,300
L Brands, Inc.	200	13,396
Nitori Holdings Co., Ltd.	100	6,191
O’Reilly Automotive, Inc.*	100	15,036
Ross Stores, Inc.	300	22,674
TJX Cos., Inc.	1,100	65,087
USS Co., Ltd.	500	7,659

		346,372

Textiles, Apparel & Luxury Goods (1.5%)
Burberry Group plc	400	9,798
Cie Financiere Richemont S.A. (Registered)	400	32,827
Luxottica Group S.p.A.	300	15,619
LVMH Moet Hennessy Louis Vuitton S.A.	160	26,009
Michael Kors Holdings Ltd.*	200	14,278
NIKE, Inc., Class B	500	44,600
Swatch Group AG	20	9,513
VF Corp.	400	26,412

		179,056

Total Consumer Discretionary		1,353,714

Consumer Staples (17.1%)
Beverages (4.1%)
Anheuser-Busch InBev N.V.	600	66,780
Asahi Group Holdings Ltd.	600	17,359
Brown-Forman Corp., Class B	200	18,044
Coca-Cola Co.	2,600	110,916
Diageo plc	1,800	52,087
Dr. Pepper Snapple Group, Inc.	200	12,862
Heineken N.V.	400	29,929
Kirin Holdings Co., Ltd.	1,000	13,280
Monster Beverage Corp.*	100	9,167
PepsiCo, Inc.	1,100	102,399
Pernod-Ricard S.A.	100	11,322
SABMiller plc	1,000	55,573

		499,718

Food & Staples Retailing (2.8%)
Alimentation Couche-Tard, Inc., Class B	200	6,395
Costco Wholesale Corp.	600	75,192
CVS Health Corp.	200	15,918
Kroger Co.	400	20,800
Lawson, Inc.	100	6,993
Seven & I Holdings Co., Ltd.	700	27,151
Sysco Corp.	1,100	41,745
Wal-Mart Stores, Inc.	1,300	99,411
Wesfarmers Ltd.	400	14,765
Woolworths Ltd.	900	26,981

		335,351

Food Products (3.9%)
Associated British Foods plc	600	26,058
ConAgra Foods, Inc.	500	16,520
General Mills, Inc.	1,000	50,450
Hershey Co.	300	28,629
Kellogg Co.	500	30,800
Kerry Group plc, Class A	300	21,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	200	$13,380
Mead Johnson Nutrition Co.	200	19,244
Mondelez International, Inc., Class A	2,100	71,957
Nestle S.A. (Registered)	1,200	88,300
Unilever N.V. (CVA)	1,200	47,789
Unilever plc	1,200	50,288

		464,566

Household Products (3.3%)
Church & Dwight Co., Inc.	200	14,032
Clorox Co.	300	28,812
Colgate-Palmolive Co.	1,100	71,742
Henkel AG & Co. KGaA (Preference)	500	49,928
Kimberly-Clark Corp.	600	64,542
Procter & Gamble Co.	1,300	108,862
Reckitt Benckiser Group plc	600	52,039
Unicharm Corp.	600	13,680

		403,637

Personal Products (0.7%)
Beiersdorf AG	100	8,354
Estee Lauder Cos., Inc., Class A	200	14,944
Kao Corp.	600	23,395
L’Oreal S.A.	240	38,104

		84,797

Tobacco (2.3%)
Altria Group, Inc.	2,000	91,880
British American Tobacco plc	1,000	56,449
Japan Tobacco, Inc.	400	13,009
Philip Morris International, Inc.	900	75,060
Reynolds American, Inc.	600	35,400

		271,798

Total Consumer Staples		2,059,867

Energy (5.2%)
Energy Equipment & Services (0.3%)
FMC Technologies, Inc.*	200	10,862
Halliburton Co.	500	32,255

		43,117

Oil, Gas & Consumable Fuels (4.9%)
Cenovus Energy, Inc.	500	13,451
Chevron Corp.	500	59,660
ConocoPhillips Co.	400	30,608
Enbridge, Inc.	300	14,360
Eni S.p.A.	2,100	50,051
Exxon Mobil Corp.	1,200	112,860
Imperial Oil Ltd.	400	18,897
Royal Dutch Shell plc, Class A	2,075	79,477
Spectra Energy Corp.	1,200	47,112
Statoil ASA	900	24,543
Total S.A.	1,200	77,981
TransCanada Corp.	1,100	56,653

		585,653

Total Energy		628,770

Financials (14.5%)
Banks (6.4%)
Australia & New Zealand Banking Group Ltd.	700	18,950
Banco Santander S.A.	1,000	9,613
Bank of Montreal	900	66,241
Bank of Nova Scotia	1,200	74,221
Bank of Yokohama Ltd.	2,000	11,000
Canadian Imperial Bank of Commerce	500	44,908
Chiba Bank Ltd.	1,000	6,957
Commonwealth Bank of Australia	400	26,368
DBS Group Holdings Ltd.	1,000	14,439
Hang Seng Bank Ltd.	1,100	17,666
HSBC Holdings plc	4,800	48,720
M&T Bank Corp.	100	12,329
Mitsubishi UFJ Financial Group, Inc.	2,000	11,310
Mizuho Financial Group, Inc.	9,900	17,683
National Bank of Canada	600	27,339
Oversea-Chinese Banking Corp., Ltd.	2,000	15,270
Royal Bank of Canada	1,100	78,624
Shizuoka Bank Ltd.	1,000	10,294
Skandinaviska Enskilda Banken AB, Class A	2,000	26,718
Sumitomo Mitsui Financial Group, Inc.	300	12,230
Toronto-Dominion Bank	1,700	83,896
U.S. Bancorp/Minnesota	1,500	62,745
United Overseas Bank Ltd.	1,000	17,559
Wells Fargo & Co.	1,000	51,870

		766,950

Capital Markets (0.6%)
Franklin Resources, Inc.	400	21,844
T. Rowe Price Group, Inc.	300	23,520
UBS AG (Registered)*	1,600	27,921

		73,285

Consumer Finance (0.6%)
American Express Co.	500	43,770
Discover Financial Services	400	25,756

		69,526

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	600	82,884
Hong Kong Exchanges and Clearing Ltd.	700	15,064
McGraw Hill Financial, Inc.	300	25,335
Moody’s Corp.	200	18,900
Singapore Exchange Ltd.	1,000	5,668

		147,851

Insurance (3.9%)
Aflac, Inc.	300	17,475
AIA Group Ltd.	3,000	15,512
Allstate Corp.	300	18,411
Aon plc	400	35,068
Arch Capital Group Ltd.*	200	10,944
Chubb Corp.	500	45,540
Insurance Australia Group Ltd.	2,800	15,004
Intact Financial Corp.	200	12,949
Legal & General Group plc	6,000	22,265
Marsh & McLennan Cos., Inc.	900	47,106
Muenchener Rueckversicherungs AG (Registered)	240	47,455
Progressive Corp.	900	22,752
Prudential plc	1,200	26,769
Sampo Oyj, Class A	900	43,651
Suncorp Group Ltd.	500	6,146
Swiss Reinsurance AG*	400	31,905
T&D Holdings, Inc.	500	6,421
Tokio Marine Holdings, Inc.	300	9,307
Travelers Cos., Inc.	400	37,576

		472,256

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	400	37,452
British Land Co. plc (REIT)	800	9,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CFS Retail Property Trust Group (REIT)	4,100	$7,162
Federation Centres (REIT)	2,300	5,196
Mirvac Group (REIT)	3,600	5,421
Public Storage (REIT)	200	33,168
Simon Property Group, Inc. (REIT)	300	49,326
Unibail-Rodamco SE (REIT)	100	25,728

		172,564

Real Estate Management & Development (0.4%)
Brookfield Asset Management, Inc., Class A	400	17,958
Daito Trust Construction Co., Ltd.	100	11,812
Daiwa House Industry Co., Ltd.	1,000	17,939

		47,709

Total Financials		1,750,141

Health Care (14.5%)
Biotechnology (1.9%)
Actelion Ltd. (Registered)*	100	11,763
Amgen, Inc.	500	70,230
Biogen Idec, Inc.*	100	33,081
Celgene Corp.*	500	47,390
CSL Ltd.	200	12,988
Gilead Sciences, Inc.*	500	53,225

		228,677

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	900	37,431
Baxter International, Inc.	500	35,885
Becton, Dickinson and Co.	300	34,143
C.R. Bard, Inc.	100	14,271
Coloplast A/S, Class B	300	25,146
Covidien plc	200	17,302
Essilor International S.A.	300	32,943
Medtronic, Inc.	900	55,755
St. Jude Medical, Inc.	300	18,039
Stryker Corp.	300	24,225
Zimmer Holdings, Inc.	200	20,110

		315,250

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.	500	37,460
Cigna Corp.	200	18,138
Fresenius Medical Care AG & Co. KGaA	200	13,969
Fresenius SE & Co. KGaA	600	29,703
Henry Schein, Inc.*	100	11,647
Laboratory Corp. of America Holdings*	100	10,175
McKesson Corp.	200	38,934
Ramsay Health Care Ltd.	100	4,386
Sonic Healthcare Ltd.	400	6,143
UnitedHealth Group, Inc.	600	51,750

		222,305

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	300	17,094
Thermo Fisher Scientific, Inc.	100	12,170

		29,264

Pharmaceuticals (7.9%)
Astellas Pharma, Inc.	2,000	29,779
AstraZeneca plc	500	36,002
Bayer AG (Registered)	500	70,036
Bristol-Myers Squibb Co.	900	46,062
Daiichi Sankyo Co., Ltd.	900	14,123
Eli Lilly & Co.	1,200	77,820
GlaxoSmithKline plc	2,400	54,976
Johnson & Johnson	1,200	127,908
Merck & Co., Inc.	900	53,352
Novartis AG (Registered)	1,000	94,428
Novo Nordisk A/S, Class B	1,500	71,773
Otsuka Holdings Co., Ltd.	600	20,679
Pfizer, Inc.	3,800	112,366
Roche Holding AG	240	71,168
Sanofi S.A.	600	67,871

		948,343

Total Health Care		1,743,839

Industrials (13.8%)
Aerospace & Defense (3.1%)
Airbus Group N.V.	200	12,585
BAE Systems plc	2,000	15,287
Boeing Co.	400	50,952
General Dynamics Corp.	100	12,709
Honeywell International, Inc.	500	46,560
Lockheed Martin Corp.	400	73,112
Northrop Grumman Corp.	200	26,352
Precision Castparts Corp.	100	23,688
Raytheon Co.	400	40,648
Rockwell Collins, Inc.	200	15,700
United Technologies Corp.	500	52,800

		370,393

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,200	38,483
United Parcel Service, Inc., Class B	700	68,803
Yamato Holdings Co., Ltd.	600	11,168

		118,454

Building Products (0.4%)
Assa Abloy AB, Class B	400	20,654
Daikin Industries Ltd.	100	6,199
Geberit AG (Registered)	60	19,407

		46,260

Commercial Services & Supplies (0.7%)
Brambles Ltd.	1,200	10,002
Republic Services, Inc.	500	19,510
Secom Co., Ltd.	300	17,870
Stericycle, Inc.*	200	23,312
Tyco International Ltd.	400	17,828

		88,522

Electrical Equipment (0.7%)
AMETEK, Inc.	200	10,042
Emerson Electric Co.	500	31,290
Legrand S.A.	300	15,609
Rockwell Automation, Inc.	100	10,988
Schneider Electric SE	200	15,359

		83,288

Industrial Conglomerates (1.4%)
3M Co.	400	56,672
Danaher Corp.	300	22,794
Hutchison Whampoa Ltd.	1,000	12,106
Keppel Corp., Ltd.	1,000	8,231
Roper Industries, Inc.	200	29,258
Siemens AG (Registered)	300	35,758
Smiths Group plc	400	8,196

		173,015

Machinery (2.1%)
Alfa Laval AB	900	19,257
Atlas Copco AB, Class A	700	20,080
Caterpillar, Inc.	400	39,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cummins, Inc.	200	$26,396
Deere & Co.	300	24,597
FANUC Corp.	100	18,063
Illinois Tool Works, Inc.	100	8,442
Komatsu Ltd.	600	13,876
Kone Oyj, Class B	200	8,038
Kubota Corp.	1,000	15,797
Makita Corp.	100	5,653
Schindler Holding AG	100	13,575
SMC Corp.	100	27,582
Weir Group plc	200	8,112

		249,080

Professional Services (0.7%)
Capita plc	600	11,322
Equifax, Inc.	100	7,474
Experian plc	1,600	25,511
Intertek Group plc	200	8,498
SGS S.A. (Registered)	7	14,525
Verisk Analytics, Inc., Class A*	200	12,178

		79,508

Road & Rail (2.3%)
Aurizon Holdings Ltd.	3,900	15,469
Canadian National Railway Co.	1,000	70,994
Central Japan Railway Co.	200	27,016
ComfortDelGro Corp., Ltd.	4,000	7,525
East Japan Railway Co.	300	22,485
Hankyu Hanshin Holdings, Inc.	1,000	5,826
Keio Corp.	1,000	7,395
MTR Corp., Ltd.	2,500	9,788
Odakyu Electric Railway Co., Ltd.	1,000	9,145
Tobu Railway Co., Ltd.	2,000	10,066
Union Pacific Corp.	700	75,894
West Japan Railway Co.	300	13,429

		275,032

Trading Companies & Distributors (1.2%)
Brenntag AG	240	11,795
Bunzl plc	900	23,491
Fastenal Co.	300	13,470
ITOCHU Corp.	1,900	23,214
Marubeni Corp.	2,000	13,691
Mitsubishi Corp.	600	12,287
Mitsui & Co., Ltd.	900	14,192
W.W. Grainger, Inc.	100	25,165
Wolseley plc	200	10,512

		147,817

Transportation Infrastructure (0.2%)
Abertis Infraestructuras S.A.	600	11,852
Atlantia S.p.A.	700	17,285

		29,137

Total Industrials		1,660,506

Information Technology (8.7%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,500	37,755
Motorola Solutions, Inc.	200	12,656
QUALCOMM, Inc.	700	52,339

		102,750

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	200	19,972
Hoya Corp.	300	10,077
Keyence Corp.	100	43,460
Omron Corp.	200	9,082

		82,591

Internet Software & Services (0.4%)
Google, Inc., Class A*	50	29,421
Google, Inc., Class C*	40	23,094

		52,515

IT Services (3.0%)
Accenture plc, Class A	400	32,528
Amadeus IT Holding S.A., Class A	400	14,964
Automatic Data Processing, Inc.	700	58,156
Cognizant Technology Solutions Corp., Class A*	500	22,385
Computershare Ltd.	400	4,259
Fiserv, Inc.*	400	25,854
International Business Machines Corp.	600	113,898
MasterCard, Inc., Class A	600	44,352
Paychex, Inc.	500	22,100
Visa, Inc., Class A	100	21,337

		359,833

Semiconductors & Semiconductor Equipment (0.8%)
ARM Holdings plc	1,200	17,625
ASML Holding N.V.	100	9,955
Avago Technologies Ltd.	200	17,400
Intel Corp.	600	20,892
Linear Technology Corp.	200	8,878
Texas Instruments, Inc.	300	14,307

		89,057

Software (2.0%)
Dassault Systemes S.A.	200	12,848
Gemalto N.V.	100	9,180
Intuit, Inc.	400	35,060
Microsoft Corp.	1,800	83,448
Oracle Corp.	1,200	45,936
SAP SE	800	57,696

		244,168

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	800	80,600
NetApp, Inc.	300	12,888
Western Digital Corp.	200	19,464

		112,952

Total Information Technology		1,043,866

Materials (5.0%)
Chemicals (4.6%)
Air Liquide S.A.	430	52,448
Asahi Kasei Corp.	2,000	16,237
BASF SE	200	18,347
E.I. du Pont de Nemours & Co.	600	43,056
Ecolab, Inc.	400	45,932
Givaudan S.A. (Registered)*	10	16,005
International Flavors & Fragrances, Inc.	100	9,588
Johnson Matthey plc	200	9,464
Linde AG	240	46,122
Monsanto Co.	200	22,502
Novozymes A/S, Class B	400	17,355
Potash Corp. of Saskatchewan, Inc.	700	24,239
PPG Industries, Inc.	200	39,348
Praxair, Inc.	500	64,500
Sherwin-Williams Co.	200	43,798
Shin-Etsu Chemical Co., Ltd.	200	13,071
Sigma-Aldrich Corp.	200	27,202
Syngenta AG (Registered)	80	25,499
Toray Industries, Inc.	2,000	13,221

		547,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Amcor Ltd.	1,700	$16,864
Ball Corp.	200	12,654

		29,518

Metals & Mining (0.2%)
BHP Billiton Ltd.	600	17,793
Rio Tinto Ltd.	200	10,433

		28,226

Total Materials		605,678

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,500	52,860
BCE, Inc.	400	17,104
BT Group plc	4,000	24,616
Nippon Telegraph & Telephone Corp.	400	24,877
Singapore Telecommunications Ltd.	9,000	26,809
Swisscom AG (Registered)	60	34,094
Telenor ASA	1,800	39,503
TeliaSonera AB	4,000	27,672
Telstra Corp., Ltd.	4,200	19,490
TELUS Corp.	200	6,829

		273,854

Wireless Telecommunication Services (0.6%)
KDDI Corp.	300	18,034
NTT DOCOMO, Inc.	1,600	26,705
Rogers Communications, Inc., Class B	500	18,715
SoftBank Corp.	100	7,011

		70,465

Total Telecommunication Services		344,319

Utilities (6.1%)
Electric Utilities (2.9%)
American Electric Power Co., Inc.	600	31,326
CLP Holdings Ltd.	2,500	20,075
Duke Energy Corp.	500	37,385
Edison International	300	16,776
Enel S.p.A.	4,000	21,229
NextEra Energy, Inc.	500	46,940
Northeast Utilities	300	13,290
Power Assets Holdings Ltd.	1,500	13,262
PPL Corp.	800	26,272
Southern Co.	1,300	56,745
SSE plc	1,200	30,095
Terna Rete Elettrica Nazionale S.p.A.	3,000	15,088
Xcel Energy, Inc.	600	18,240

		346,723

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	3,000	6,506
Osaka Gas Co., Ltd.	4,000	16,073
Snam S.p.A.	3,000	16,596
Tokyo Gas Co., Ltd.	4,000	22,485

		61,660

Multi-Utilities (2.4%)
AGL Energy Ltd.	1,000	11,855
CMS Energy Corp.	300	8,898
Consolidated Edison, Inc.	600	33,996
Dominion Resources, Inc.	900	62,181
DTE Energy Co.	300	22,824
National Grid plc	4,200	60,462
NiSource, Inc.	400	16,392
PG&E Corp.	400	18,016
Sempra Energy	400	42,152
Wisconsin Energy Corp.	400	17,200

		293,976

Water Utilities (0.3%)
American Water Works Co., Inc.	300	14,469
Severn Trent plc	300	9,129
United Utilities Group plc	800	10,479

		34,077

Total Utilities		736,436

Total Investments (99.1%) (Cost $11,407,376)		11,927,136
Other Assets Less Liabilities (0.9%)		109,365

Net Assets (100%)		$12,036,501

*	Non-income producing.

Glossary:

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	2.1%
Belgium	0.6
Bermuda	0.1
Canada	5.6
Denmark	1.0
Finland	0.4
France	3.5
Germany	4.0
Hong Kong	1.0
Ireland	0.8
Italy	1.1
Japan	7.7
Luxembourg	0.2
Macau	0.1
Netherlands	1.1
Norway	0.5
Singapore	1.0
Spain	0.6
Sweden	1.3
Switzerland	4.3
United Kingdom	8.1
United States	54.0
Cash and Other	0.9

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$790,763	$562,951	$—	$1,353,714
Consumer Staples	1,249,103	810,764	—	2,059,867
Energy	396,718	232,052	—	628,770
Financials	1,129,907	620,234	—	1,750,141
Health Care	1,075,963	667,876	—	1,743,839
Industrials	937,240	723,266	—	1,660,506
Information Technology	854,720	189,146	—	1,043,866
Materials	332,819	272,859	—	605,678
Telecommunication Services	95,508	248,811	—	344,319
Utilities	483,102	253,334	—	736,436

Total Assets	$7,345,843	$4,581,293	$—	$11,927,136

Total Liabilities	$—	$—	$—	$—

Total	$7,345,843	$4,581,293	$—	$11,927,136

There were no transfers between Levels 1, 2, or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,302,266
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,485,825

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$795,189
Aggregate gross unrealized depreciation	(275,559)

Net unrealized appreciation	$519,630

Federal income tax cost of investments	$11,407,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.7%)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cobalt International Energy, Inc.
3.125%, 5/15/24		$5,000,000	$4,468,750

Total Energy			4,468,750

Financials (0.2%)
Consumer Finance (0.2%)
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR	1,500,000	1,953,496

Total Financials			1,953,496

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16		$1,375,000	1,937,891
3.750%, 3/15/18		765,000	1,125,984

Total Materials			3,063,875

Total Convertible Bonds			9,486,121

Corporate Bonds (24.9%)
Consumer Discretionary (3.5%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24		$75,000	76,594
Goodyear Tire & Rubber Co.
6.500%, 3/1/21		3,200,000	3,304,000
Johnson Controls, Inc.
1.400%, 11/2/17		250,000	247,984

			3,628,578

Automobiles (0.4%)
Chrysler Group LLC/Chrysler Group Co.-Issuer, Inc.
8.000%, 6/15/19		5,000,000	5,281,500
Navistar, Inc.
5.750%, 8/15/17		760,128	763,611

			6,045,111

Diversified Consumer Services (0.1%)
Laureate Education, Inc.
9.250%, 9/1/19§		1,500,000	1,497,188

Hotels, Restaurants & Leisure (0.1%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§		1,000,000	993,800
Carnival Corp.
3.950%, 10/15/20		150,000	156,758
McDonald’s Corp.
5.350%, 3/1/18		140,000	156,897
MGM Resorts International
6.750%, 10/1/20		400,000	425,360
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	151,313
Yum! Brands, Inc.
3.875%, 11/1/20		150,000	155,771

			2,039,899

Household Durables (0.3%)
KB Home
7.500%, 9/15/22		4,000,000	4,280,000
Whirlpool Corp.
2.400%, 3/1/19		250,000	248,531

			4,528,531

Internet & Catalog Retail (0.0%)
QVC, Inc.
4.850%, 4/1/24		50,000	51,276

Media (2.0%)
21st Century Fox America, Inc.
8.000%, 10/17/16		100,000	113,588
3.000%, 9/15/22		150,000	145,367
Altice S.A.
7.750%, 5/15/22§		800,000	824,000
CBS Corp.
3.375%, 3/1/22		200,000	200,239
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.250%, 2/15/22§		100,000	99,880
5.625%, 2/15/24§		100,000	99,500
Clear Channel Communications, Inc.
6.907%, 1/30/19		2,539,722	2,417,894
7.657%, 7/30/19		816,818	796,397
Term Loan
3.807%, 11/13/15(l)		27,179	26,902
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	35,751
Comcast Corp.
5.900%, 3/15/16		50,000	53,766
6.500%, 1/15/17		94,000	105,197
5.150%, 3/1/20		150,000	169,894
CSC Holdings LLC
6.750%, 11/15/21		2,700,000	2,876,040
Dex Media, Inc.
14.000%, 1/29/17 PIK(b)		1,298,992	831,355
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500%, 3/1/16		300,000	310,537
3.800%, 3/15/22		100,000	101,696
4.450%, 4/1/24		150,000	156,103
Discovery Communications LLC
5.050%, 6/1/20		100,000	110,791
iHeartCommunications, Inc.
9.000%, 12/15/19		1,019,000	1,026,643
9.000%, 3/1/21		2,000,000	1,980,000
9.000%, 9/15/22§		7,300,000	7,227,000
Interpublic Group of Cos., Inc.
4.200%, 4/15/24		150,000	151,717
NBCUniversal Media LLC
4.375%, 4/1/21		350,000	380,629
Numericable Group S.A.
6.000%, 5/15/22§		1,500,000	1,507,500
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,025,000
SuperMedia, Inc., Term Loan
11.600%, 12/31/16		299,218	244,860
Time Warner Cable, Inc.
8.250%, 4/1/19		170,000	211,485
4.000%, 9/1/21		100,000	105,453
Time Warner, Inc.
4.700%, 1/15/21		250,000	272,961
3.550%, 6/1/24		200,000	197,254
Univision Communications, Inc.
5.125%, 5/15/23§		2,000,000	2,020,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Viacom, Inc.
3.500%, 4/1/17	$68,000	$71,390
2.200%, 4/1/19	250,000	248,514
4.250%, 9/1/23	100,000	102,952
Visant Corp.
10.000%, 10/1/17	1,900,000	1,685,110
Walt Disney Co.
2.550%, 2/15/22	250,000	244,022
WPP Finance 2010
3.750%, 9/19/24	100,000	98,590

		29,275,977

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18	150,000	144,113
Kohl’s Corp.
4.750%, 12/15/23	100,000	106,253
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	155,812
Target Corp.
6.000%, 1/15/18	200,000	228,342
2.300%, 6/26/19	250,000	251,395

		885,915

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,484,000
AutoZone, Inc.
4.000%, 11/15/20	100,000	105,697
Gap, Inc.
5.950%, 4/12/21	50,000	56,706
Home Depot, Inc.
5.400%, 3/1/16	105,000	111,874
2.000%, 6/15/19	250,000	248,687
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	108,596

		2,115,560

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	102,737

Total Consumer Discretionary		50,170,772

Consumer Staples (1.2%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	248,575
3.700%, 2/1/24	100,000	100,191
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	60,419
5.375%, 1/15/20	250,000	282,187
4.375%, 2/15/21	25,000	26,966
2.500%, 7/15/22	100,000	94,500
Beam Suntory, Inc.
5.375%, 1/15/16	9,000	9,487
Coca-Cola Co.
1.800%, 9/1/16	256,000	260,921
3.150%, 11/15/20	100,000	104,048
3.200%, 11/1/23	200,000	200,438
Diageo Capital plc
5.500%, 9/30/16	213,000	231,935
Diageo Finance B.V.
5.300%, 10/28/15	95,000	99,824
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	51,339
PepsiCo, Inc.
0.700%, 2/26/16	250,000	250,243
5.000%, 6/1/18	100,000	111,438
7.900%, 11/1/18	144,000	176,862
3.600%, 3/1/24	250,000	257,985

		2,567,358

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	101,655
CVS Health Corp.
5.750%, 6/1/17	75,000	83,337
2.250%, 8/12/19	350,000	346,736
Kroger Co.
6.150%, 1/15/20	150,000	173,644
Safeway, Inc.
5.000%, 8/15/19	30,000	30,058
3.950%, 8/15/20	100,000	99,875
Sysco Corp.
2.350%, 10/2/19	250,000	250,061
US Foods, Inc.
8.500%, 6/30/19	1,000,000	1,056,300
Walgreen Co.
3.100%, 9/15/22	150,000	144,879
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	221,040
1.125%, 4/11/18	200,000	197,198
3.625%, 7/8/20	100,000	106,406
3.250%, 10/25/20	100,000	104,188
3.300%, 4/22/24	100,000	101,162

		3,016,539

Food Products (0.3%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	156,277
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	97,076
General Mills, Inc.
5.650%, 2/15/19	100,000	113,575
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	800,000	849,384
7.250%, 6/1/21§	1,200,000	1,269,000
Kellogg Co.
3.250%, 5/21/18	200,000	208,181
Kraft Foods Group, Inc.
5.375%, 2/10/20	104,000	117,181
Mondelez International, Inc.
4.125%, 2/9/16	500,000	521,748
5.375%, 2/10/20	96,000	108,671
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	251,243
4.500%, 6/15/22	100,000	106,055
Unilever Capital Corp.
2.750%, 2/10/16	100,000	102,901
WhiteWave Foods Co.
5.375%, 10/1/22	1,200,000	1,212,000

		5,113,292

Household Products (0.3%)
Clorox Co.
3.050%, 9/15/22	150,000	147,541
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	148,297
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	56,438
3.625%, 8/1/20	50,000	52,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Procter & Gamble Co.
4.700%, 2/15/19	$350,000	$394,912
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,270,560
9.875%, 8/15/19	800,000	861,040
5.750%, 10/15/20	900,000	913,500
8.250%, 2/15/21	400,000	423,000

		4,268,049

Personal Products (0.0%)
Avon Products, Inc.
4.600%, 3/15/20	100,000	101,924

Tobacco (0.2%)
Alliance One International, Inc.
9.875%, 7/15/21	2,000,000	1,955,000
Altria Group, Inc.
9.700%, 11/10/18	26,000	33,439
9.250%, 8/6/19	45,000	58,579
2.850%, 8/9/22	200,000	191,453
4.000%, 1/31/24	100,000	102,303
Lorillard Tobacco Co.
3.500%, 8/4/16	250,000	259,462
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	71,426
2.500%, 8/22/22	100,000	95,681
3.600%, 11/15/23	50,000	50,602
Reynolds American, Inc.
3.250%, 11/1/22	100,000	96,409

		2,914,354

Total Consumer Staples		17,981,516

Energy (4.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
3.700%, 6/15/24	150,000	149,860
CHC Helicopter S.A.
9.250%, 10/15/20	1,350,000	1,433,700
Ensco plc
3.250%, 3/15/16	100,000	102,890
Halliburton Co.
2.000%, 8/1/18	100,000	100,430
3.250%, 11/15/21	100,000	102,498
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	327,428
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	143,520
Ocean Rig UDW, Inc.
7.250%, 4/1/19§	1,500,000	1,361,250
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	77,546
Transocean, Inc.
4.950%, 11/15/15	150,000	155,767
6.500%, 11/15/20	500,000	531,207
6.375%, 12/15/21	150,000	159,975
Weatherford International Ltd.
5.500%, 2/15/16	75,000	79,233
9.625%, 3/1/19	100,000	128,378

		4,853,682

Oil, Gas & Consumable Fuels (4.0%)
Alpha Natural Resources, Inc.
7.500%, 8/1/20§	600,000	540,000
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	196,300
Antero Resources Finance Corp.
5.375%, 11/1/21	1,100,000	1,098,680
Apache Corp.
5.625%, 1/15/17	150,000	164,297
Bill Barrett Corp.
7.000%, 10/15/22	500,000	498,750
BP Capital Markets plc
3.125%, 10/1/15	200,000	205,318
3.200%, 3/11/16	100,000	103,475
1.375%, 5/10/18	250,000	244,853
4.500%, 10/1/20	300,000	327,771
3.814%, 2/10/24	250,000	253,454
California Resources Corp.
6.000%, 11/15/24§	2,500,000	2,559,500
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	110,553
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	103,060
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,170,000
7.250%, 12/15/18	3,000,000	3,420,000
6.875%, 11/15/20	300,000	334,500
5.750%, 3/15/23	4,300,000	4,568,750
Chevron Corp.
0.889%, 6/24/16	350,000	351,412
2.355%, 12/5/22	150,000	142,858
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	185,204
ConocoPhillips Co.
2.400%, 12/15/22	150,000	143,670
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,466,500
5.875%, 4/15/22§	2,700,000	2,659,500
Continental Resources, Inc.
4.500%, 4/15/23	100,000	103,606
Denbury Resources, Inc.
5.500%, 5/1/22	500,000	495,000
4.625%, 7/15/23	275,000	254,732
Devon Energy Corp.
4.000%, 7/15/21	100,000	105,907
Drillships Financing Holding, Inc.
6.000%, 3/31/21	2,984,925	2,855,579
Ecopetrol S.A.
7.625%, 7/23/19	50,000	59,140
El Paso Pipeline Partners Operating Co. LLC
4.300%, 5/1/24	150,000	148,984
Enable Midstream Partners LP
3.900%, 5/15/24§	150,000	148,191
Enbridge, Inc.
5.600%, 4/1/17	250,000	275,294
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	158,162
3.600%, 2/1/23	100,000	96,557
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,032,500
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	515,523
3.350%, 3/15/23	150,000	147,576
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,094
4.100%, 2/1/21	100,000	108,026
EQT Corp.
4.875%, 11/15/21	50,000	54,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Exxon Mobil Corp.
3.176%, 3/15/24	$150,000	$152,940
Fieldwood Energy LLC, Term Loan
8.375%, 9/30/20	2,500,000	2,503,125
Halcon Resources Corp.
9.750%, 7/15/20	2,000,000	2,025,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	51,154
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	380,257
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,300,000	2,452,375
7.750%, 1/15/32	1,700,000	2,099,500
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,776,500
Marathon Oil Corp.
2.800%, 11/1/22	100,000	95,589
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	55,758
3.625%, 9/15/24	150,000	146,687
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20	1,000,000	1,037,500
Murphy Oil Corp.
3.700%, 12/1/22	100,000	97,605
Noble Energy, Inc.
4.150%, 12/15/21	150,000	158,645
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	152,777
4.625%, 3/1/21	50,000	51,930
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	105,461
2.700%, 2/15/23	200,000	192,198
ONEOK Partners LP
8.625%, 3/1/19	100,000	125,244
Peabody Energy Corp.
6.250%, 11/15/21	2,000,000	1,870,000
Petrobras Global Finance B.V.
2.000%, 5/20/16	250,000	249,798
3.250%, 3/17/17	250,000	252,992
6.250%, 3/17/24	150,000	157,144
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	228,530
5.750%, 1/20/20	265,000	278,854
5.375%, 1/27/21	150,000	152,197
Petroleos Mexicanos
5.750%, 3/1/18	300,000	331,500
3.500%, 7/18/18	200,000	207,240
4.875%, 1/24/22	250,000	264,216
Phillips 66
2.950%, 5/1/17	250,000	259,618
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	45,961
3.850%, 10/15/23	100,000	100,864
Plains Exploration & Production Co.
6.125%, 6/15/19	97,000	105,664
6.625%, 5/1/21	64,000	70,078
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%, 3/1/22	200,000	208,500
Rice Energy, Inc.
6.250%, 5/1/22§	300,000	294,000
Samson Investment Co.
9.750%, 2/15/20	2,600,000	2,343,380
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	2,996,000
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	772,500
Southwestern Energy Co.
4.100%, 3/15/22	100,000	102,656
Statoil ASA
3.125%, 8/17/17	250,000	262,105
5.250%, 4/15/19	25,000	28,226
2.900%, 11/8/20	200,000	203,476
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	188,531
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	151,390
Total Capital International S.A.
1.000%, 8/12/16	150,000	150,645
2.700%, 1/25/23	200,000	192,747
Total Capital S.A.
3.125%, 10/2/15	100,000	102,635
4.125%, 1/28/21	250,000	270,948
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	143,093
3.800%, 10/1/20	100,000	105,780
Valero Energy Corp.
6.125%, 2/1/20	150,000	172,989
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	1,660,000
Williams Cos., Inc.
7.875%, 9/1/21	93,000	112,058
Williams Partners LP
5.250%, 3/15/20	100,000	110,982
4.125%, 11/15/20	100,000	104,736
4.300%, 3/4/24	150,000	152,985

		57,490,172

Total Energy		62,343,854

Financials (5.2%)
Banks (2.7%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	250,000	248,636
Bank of America Corp.
5.250%, 12/1/15	476,000	498,772
3.750%, 7/12/16	150,000	156,469
6.500%, 8/1/16	250,000	273,304
5.625%, 10/14/16	75,000	81,540
6.400%, 8/28/17	150,000	168,347
5.650%, 5/1/18	550,000	612,499
2.600%, 1/15/19	250,000	249,576
7.625%, 6/1/19	250,000	302,097
5.700%, 1/24/22	100,000	114,243
3.300%, 1/11/23	150,000	146,465
4.125%, 1/22/24	100,000	102,032
4.000%, 4/1/24	350,000	354,032
Bank of America N.A.
5.300%, 3/15/17	106,000	114,829
Bank of Montreal
1.300%, 7/15/16	250,000	251,635
2.500%, 1/11/17	150,000	153,828
2.375%, 1/25/19	50,000	50,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia
2.900%, 3/29/16	$100,000	$103,098
1.375%, 7/15/16	200,000	201,843
1.300%, 7/21/17	250,000	249,388
2.050%, 6/5/19	250,000	247,238
Barclays Bank plc
2.500%, 2/20/19	200,000	200,371
5.140%, 10/14/20	100,000	107,426
BB&T Corp.
3.200%, 3/15/16	200,000	206,807
2.050%, 6/19/18	200,000	201,034
BNP Paribas S.A.
3.600%, 2/23/16	400,000	414,432
2.700%, 8/20/18	100,000	101,843
3.250%, 3/3/23	100,000	98,409
Capital One Bank USA N.A.
1.300%, 6/5/17	250,000	248,357
Citigroup, Inc.
4.587%, 12/15/15	150,000	156,560
5.850%, 8/2/16	58,000	62,756
4.450%, 1/10/17	300,000	319,454
6.125%, 11/21/17	250,000	282,041
1.750%, 5/1/18	250,000	246,020
2.550%, 4/8/19	100,000	99,757
8.500%, 5/22/19	250,000	312,891
3.875%, 10/25/23	150,000	152,013
3.750%, 6/16/24	250,000	249,429
6.300%, 12/31/49(l)	4,500,000	4,438,350
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	250,190
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	262,362
2.250%, 1/14/19	250,000	251,387
4.500%, 1/11/21	75,000	81,887
3.875%, 2/8/22	75,000	78,682
Discover Bank/Delaware
3.200%, 8/9/21	250,000	246,957
Fifth Third Bancorp
3.625%, 1/25/16	200,000	207,080
2.300%, 3/1/19	125,000	123,643
HSBC Holdings plc
5.100%, 4/5/21	100,000	112,328
4.000%, 3/30/22	100,000	105,300
4.250%, 3/14/24	200,000	201,617
Huntington National Bank
2.200%, 4/1/19	250,000	248,408
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	208,405
JPMorgan Chase & Co.
5.150%, 10/1/15	393,000	409,244
1.350%, 2/15/17	200,000	199,562
6.000%, 1/15/18	250,000	280,884
1.625%, 5/15/18	250,000	246,625
4.250%, 10/15/20	200,000	213,061
4.500%, 1/24/22	250,000	268,528
3.250%, 9/23/22	100,000	98,494
3.200%, 1/25/23	150,000	146,521
3.625%, 5/13/24	250,000	248,463
7.900%, 12/31/49(l)	9,468,000	10,237,275
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	509,894
KeyCorp
5.100%, 3/24/21	50,000	55,525
KfW
0.500%, 4/19/16	500,000	500,142
0.500%, 7/15/16	750,000	748,942
0.625%, 12/15/16	250,000	249,170
1.000%, 6/11/18	250,000	245,535
4.875%, 6/17/19	250,000	284,275
2.750%, 9/8/20	150,000	154,797
2.625%, 1/25/22	300,000	305,098
2.125%, 1/17/23	250,000	242,981
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	102,510
5.125%, 2/1/17	123,000	134,779
Lloyds Bank plc
2.350%, 9/5/19	200,000	198,549
6.375%, 1/21/21	100,000	119,099
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	249,202
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	247,967
National Australia Bank Ltd./New York
1.300%, 7/25/16	250,000	251,741
PNC Bank N.A.
2.250%, 7/2/19	250,000	248,256
PNC Financial Services Group, Inc.
3.900%, 4/29/24	250,000	249,053
PNC Funding Corp.
5.250%, 11/15/15	57,000	59,811
5.125%, 2/8/20	100,000	112,711
Royal Bank of Canada
2.625%, 12/15/15	250,000	255,810
2.200%, 7/27/18	250,000	253,246
Royal Bank of Scotland Group plc
1.875%, 3/31/17	100,000	99,977
6.400%, 10/21/19	100,000	115,624
Royal Bank of Scotland plc
5.625%, 8/24/20	100,000	113,022
Sumitomo Mitsui Banking Corp.
0.900%, 1/18/16	250,000	249,832
2.450%, 1/10/19	250,000	252,635
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	50,000	51,874
3.500%, 1/20/17	50,000	52,438
2.350%, 11/1/18	150,000	150,435
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	249,035
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,404
1.400%, 4/30/18	250,000	245,771
U.S. Bancorp/Minnesota
2.200%, 11/15/16	250,000	256,584
2.200%, 4/25/19	150,000	150,027
2.950%, 7/15/22	150,000	145,344
Wachovia Corp.
5.750%, 6/15/17	100,000	111,235
Wells Fargo & Co.
3.676%, 6/15/16(e)	300,000	313,362
2.625%, 12/15/16	250,000	259,492
5.625%, 12/11/17	250,000	279,878
2.150%, 1/15/19	150,000	149,699
3.500%, 3/8/22	100,000	102,122
3.450%, 2/13/23	100,000	98,146
4.125%, 8/15/23	100,000	102,869
3.300%, 9/9/24	250,000	245,404
5.900%, 12/31/49(l)	1,200,000	1,222,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Westpac Banking Corp.
2.000%, 8/14/17	$200,000	$202,890
2.250%, 7/30/18	250,000	252,834

		38,608,681

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	112,922
Bank of New York Mellon Corp.
0.700%, 10/23/15	350,000	350,730
4.150%, 2/1/21	100,000	108,022
3.550%, 9/23/21	100,000	103,821
Charles Schwab Corp.
3.225%, 9/1/22	100,000	102,192
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	111,543
4.375%, 8/5/20	250,000	269,860
3.625%, 9/9/24	250,000	246,739
Deutsche Bank AG/London
3.250%, 1/11/16	100,000	102,929
1.400%, 2/13/17	150,000	149,637
6.000%, 9/1/17	150,000	167,796
2.500%, 2/13/19	150,000	150,760
E*TRADE Financial Corp.
6.000%, 11/15/17	1,300,000	1,337,700
Goldman Sachs Group, Inc.
1.600%, 11/23/15	250,000	252,061
5.350%, 1/15/16	83,000	87,640
3.625%, 2/7/16	85,000	87,845
5.750%, 10/1/16	130,000	140,986
5.625%, 1/15/17	215,000	233,359
6.150%, 4/1/18	600,000	674,777
2.900%, 7/19/18	150,000	153,568
5.750%, 1/24/22	250,000	284,526
3.625%, 1/22/23	150,000	148,531
4.000%, 3/3/24	250,000	252,164
Jefferies Group LLC
5.125%, 4/13/18	100,000	108,045
8.500%, 7/15/19	75,000	92,703
Morgan Stanley
3.800%, 4/29/16	600,000	625,055
5.450%, 1/9/17	251,000	272,669
6.625%, 4/1/18	250,000	285,543
7.300%, 5/13/19	200,000	238,123
2.375%, 7/23/19	150,000	147,538
5.750%, 1/25/21	250,000	284,685
4.875%, 11/1/22	100,000	105,699
3.750%, 2/25/23	100,000	100,081
4.100%, 5/22/23	100,000	99,422
3.875%, 4/29/24	100,000	99,898
Nomura Holdings, Inc.
4.125%, 1/19/16	150,000	155,393
NRG Yield Operating LLC
5.375%, 8/15/24§	300,000	300,750
State Street Corp.
2.875%, 3/7/16	50,000	51,603
4.375%, 3/7/21	150,000	164,713
UBS AG/Connecticut
5.875%, 7/15/16	100,000	108,164
4.875%, 8/4/20	250,000	277,430

		9,147,622

Consumer Finance (0.4%)
American Express Co.
1.550%, 5/22/18	150,000	147,892
2.650%, 12/2/22	212,000	204,552
American Express Credit Corp.
1.125%, 6/5/17	250,000	248,169
American Honda Finance Corp.
1.125%, 10/7/16	250,000	250,877
Capital One Financial Corp.
4.750%, 7/15/21	100,000	108,694
3.500%, 6/15/23	200,000	198,416
Caterpillar Financial Services Corp.
1.350%, 9/6/16	150,000	151,185
7.150%, 2/15/19	135,000	163,180
2.100%, 6/9/19	250,000	248,786
Discover Financial Services
3.850%, 11/21/22	100,000	100,562
Ford Motor Credit Co. LLC
1.700%, 5/9/16	250,000	252,065
4.250%, 2/3/17	250,000	265,198
3.000%, 6/12/17	200,000	206,421
2.375%, 3/12/19	250,000	247,549
5.875%, 8/2/21	200,000	230,329
HSBC Finance Corp.
6.676%, 1/15/21	250,000	292,399
John Deere Capital Corp.
0.750%, 1/22/16	250,000	250,496
1.125%, 6/12/17	250,000	248,997
Synchrony Financial
3.000%, 8/15/19	250,000	250,759
3.750%, 8/15/21	75,000	75,526
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	205,772
0.800%, 5/17/16	350,000	350,325
2.050%, 1/12/17	250,000	255,315
2.750%, 5/17/21	250,000	250,548

		5,204,012

Diversified Financial Services (0.9%)
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	175,152
Boeing Capital Corp.
4.700%, 10/27/19	100,000	111,222
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	160,702
General Electric Capital Corp.
2.250%, 11/9/15	500,000	509,593
1.500%, 7/12/16	250,000	252,551
5.400%, 2/15/17	72,000	78,844
5.625%, 9/15/17	391,000	438,001
5.625%, 5/1/18	250,000	282,372
4.625%, 1/7/21	350,000	386,478
3.150%, 9/7/22	100,000	99,277
3.100%, 1/9/23	150,000	148,690
6.375%, 11/15/67(l)	100,000	108,250
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	103,475
JPMorgan Chase & Co.
3.875%, 9/10/24	200,000	196,178
5.150%, 12/31/49(l)	2,000,000	1,905,000
Leucadia National Corp.
5.500%, 10/18/23	100,000	104,625
Moody’s Corp.
4.500%, 9/1/22	50,000	52,469
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	103,275
5.450%, 4/10/17	82,000	91,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19	$3,000,000	$3,277,500
Nuveen Investments, Inc.
9.500%, 10/15/20§	2,700,000	3,132,000
ORIX Corp.
5.000%, 1/12/16	25,000	26,234
3.750%, 3/9/17	150,000	157,070
Shell International Finance B.V.
2.375%, 8/21/22	250,000	239,424
3.400%, 8/12/23	100,000	101,707
Stena International S.A.
5.750%, 3/1/24§	800,000	798,000
Voya Financial, Inc.
2.900%, 2/15/18	100,000	102,404

		13,141,561

Insurance (0.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	250,000	255,497
3.350%, 5/15/24	250,000	249,513
Aflac, Inc.
2.650%, 2/15/17	150,000	154,631
Allstate Corp.
3.150%, 6/15/23	100,000	99,573
American International Group, Inc.
5.600%, 10/18/16	80,000	86,955
5.850%, 1/16/18	206,000	232,220
8.250%, 8/15/18	150,000	183,750
3.375%, 8/15/20	150,000	154,808
Aon Corp.
3.125%, 5/27/16	100,000	103,293
5.000%, 9/30/20	50,000	55,434
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	150,000	150,468
1.600%, 5/15/17	250,000	252,605
4.250%, 1/15/21	100,000	109,018
Chubb Corp.
6.375%, 3/29/67(l)	50,000	54,687
CNA Financial Corp.
5.875%, 8/15/20	100,000	113,866
Genworth Holdings, Inc.
7.625%, 9/24/21	100,000	121,435
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	169,339
Lincoln National Corp.
8.750%, 7/1/19	100,000	126,874
4.850%, 6/24/21	50,000	54,516
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,500
4.800%, 7/15/21	150,000	163,963
MetLife, Inc.
6.750%, 6/1/16	225,000	246,332
4.750%, 2/8/21	100,000	110,378
3.600%, 4/10/24	250,000	250,015
Progressive Corp.
3.750%, 8/23/21	50,000	52,437
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	242,193
5.875%, 9/15/42(l)	150,000	157,875
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	106,776
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	73,285

		4,177,236

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	81,801
3.500%, 1/31/23	150,000	142,701
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, 2/6/17§	150,000	149,904
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	97,246
Boston Properties LP
5.625%, 11/15/20	70,000	79,743
3.850%, 2/1/23	100,000	102,820
Corporate Office Properties LP
5.250%, 2/15/24	150,000	160,086
Duke Realty LP
5.950%, 2/15/17	250,000	274,293
ERP Operating LP
4.625%, 12/15/21	150,000	164,088
Essex Portfolio LP
3.875%, 5/1/24	250,000	250,593
HCP, Inc.
6.000%, 1/30/17	45,000	49,652
5.375%, 2/1/21	150,000	167,665
3.875%, 8/15/24	150,000	146,944
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	51,854
4.700%, 9/15/17	100,000	108,377
Hospitality Properties Trust
6.300%, 6/15/16	55,000	58,142
Liberty Property LP
4.125%, 6/15/22	100,000	104,304
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	250,866
Prologis LP
3.350%, 2/1/21	100,000	99,938
Realty Income Corp.
3.250%, 10/15/22	150,000	146,520
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	150,873
Simon Property Group LP
5.650%, 2/1/20	300,000	344,132
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	108,211
4.250%, 3/1/22	100,000	104,557

		3,395,310

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	1,032,500

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	103,291
2.350%, 9/10/19	250,000	246,988
BPCE S.A.
2.500%, 7/15/19	250,000	248,289

		598,568

Total Financials		75,305,490

Health Care (1.6%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	357,731
3.450%, 10/1/20	150,000	154,913
3.625%, 5/22/24	250,000	248,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Celgene Corp.
2.300%, 8/15/18	$100,000	$100,450
3.950%, 10/15/20	100,000	105,850
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	109,416
3.700%, 4/1/24	100,000	102,235

		1,179,070

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	91,753
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,906
CareFusion Corp.
3.875%, 5/15/24	150,000	149,703
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	210,926
Medtronic, Inc.
4.125%, 3/15/21	100,000	107,018
2.750%, 4/1/23	100,000	96,265
Stryker Corp.
3.375%, 5/15/24	150,000	149,102

		905,673

Health Care Providers & Services (1.1%)
Aetna, Inc.
2.750%, 11/15/22	150,000	143,113
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	148,920
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	49,545
CHS/Community Health Systems, Inc.
5.125%, 8/1/21§	300,000	299,250
6.875%, 2/1/22§	800,000	836,000
Cigna Corp.
4.500%, 3/15/21	150,000	163,987
DaVita HealthCare Partners, Inc.
5.125%, 7/15/24	1,100,000	1,084,930
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	155,224
4.750%, 11/15/21	150,000	163,813
HCA, Inc.
6.500%, 2/15/20	2,300,000	2,512,750
7.500%, 2/15/22	3,200,000	3,600,000
5.875%, 5/1/23	1,500,000	1,541,250
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	150,696
McKesson Corp.
3.250%, 3/1/16	250,000	257,740
3.796%, 3/15/24	100,000	100,817
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	106,397
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	154,617
Tenet Healthcare Corp.
8.000%, 8/1/20	553,000	584,797
8.125%, 4/1/22	2,800,000	3,087,000
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	340,709
WellPoint, Inc.
2.250%, 8/15/19	225,000	221,537
3.125%, 5/15/22	150,000	148,173

		15,851,265

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	100,747
Life Technologies Corp.
5.000%, 1/15/21	100,000	111,330
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	103,083
2.400%, 2/1/19	250,000	250,388
3.600%, 8/15/21	50,000	51,599

		617,147

Pharmaceuticals (0.3%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	147,767
2.900%, 11/6/22	200,000	190,995
Actavis Funding SCS
1.300%, 6/15/17§	200,000	196,286
Actavis, Inc.
3.250%, 10/1/22	150,000	143,931
AstraZeneca plc
5.900%, 9/15/17	63,000	70,955
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	92,506
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,346
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	209,403
2.800%, 3/18/23	100,000	96,378
Johnson & Johnson
3.375%, 12/5/23	100,000	104,608
Merck & Co., Inc.
1.300%, 5/18/18	250,000	246,599
2.400%, 9/15/22	150,000	143,188
Mylan, Inc.
1.800%, 6/24/16	200,000	202,100
Novartis Capital Corp.
3.400%, 5/6/24	250,000	256,087
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	281,049
Pfizer, Inc.
4.650%, 3/1/18	50,000	55,043
6.200%, 3/15/19	100,000	116,826
2.100%, 5/15/19	250,000	249,247
3.400%, 5/15/24	250,000	249,808
Sanofi S.A.
1.250%, 4/10/18	250,000	246,086
4.000%, 3/29/21	75,000	80,509
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	200,000	190,710
Zoetis, Inc.
3.250%, 2/1/23	150,000	146,820

		3,767,247

Total Health Care		22,320,402

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer S.A.
5.150%, 6/15/22	75,000	79,688
General Dynamics Corp.
3.875%, 7/15/21	100,000	107,185
Honeywell International, Inc.
5.400%, 3/15/16	94,000	100,435
5.300%, 3/1/18	85,000	95,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
L-3 Communications Corp.
3.950%, 11/15/16	$250,000	$262,800
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	163,590
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	103,715
Precision Castparts Corp.
2.500%, 1/15/23	75,000	71,669
Raytheon Co.
6.400%, 12/15/18	50,000	58,659
Textron, Inc.
4.300%, 3/1/24	100,000	103,241
TransDigm, Inc.
6.000%, 7/15/22§	700,000	691,250
6.500%, 7/15/24§	700,000	696,500
United Technologies Corp.
6.125%, 2/1/19	233,000	271,084
3.100%, 6/1/22	50,000	50,168

		2,855,223

Air Freight & Logistics (0.2%)
CEVA Group plc
4.000%, 5/1/18§	2,100,000	1,960,875
FedEx Corp.
2.625%, 8/1/22	50,000	48,474
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	67,488
3.125%, 1/15/21	200,000	206,638

		2,283,475

Airlines (0.0%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	188,794	201,783
Southwest Airlines Co.
5.750%, 12/15/16	50,000	54,950

		256,733

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	101,371
Republic Services, Inc.
5.250%, 11/15/21	100,000	113,312
Waste Management, Inc.
7.375%, 3/11/19	152,000	183,311

		397,994

Construction & Engineering (0.2%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	147,977
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,748,000
URS Corp.
3.850%, 4/1/17	150,000	154,974

		2,050,951

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	144,518
Emerson Electric Co.
2.625%, 2/15/23	150,000	145,585

		290,103

Industrial Conglomerates (0.1%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,292
3.900%, 6/23/21	50,000	53,841
General Electric Co.
2.700%, 10/9/22	250,000	243,254
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	103,909
Pentair Finance S.A.
3.150%, 9/15/22	150,000	146,511
Roper Industries, Inc.
3.125%, 11/15/22	100,000	97,633
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	113,906

		810,346

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	97,752
Deere & Co.
4.375%, 10/16/19	150,000	165,030
2.600%, 6/8/22	100,000	97,163
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	2,000,000	2,155,000
Flowserve Corp.
4.000%, 11/15/23	100,000	101,088
Navistar International Corp.
8.250%, 11/1/21	1,100,000	1,116,500
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	97,543

		3,830,076

Marine (0.0%)
Stena AB
7.000%, 2/1/24§	300,000	312,000

Road & Rail (0.0%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	130,263
3.750%, 4/1/24	25,000	25,496
Canadian National Railway Co.
5.550%, 5/15/18	48,000	54,110
CSX Corp.
7.375%, 2/1/19	100,000	120,527
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	46,246
Ryder System, Inc.
3.500%, 6/1/17	100,000	104,801
Union Pacific Corp.
5.700%, 8/15/18	100,000	114,242

		595,685

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.875%, 4/1/21	150,000	151,311
GATX Corp.
2.375%, 7/30/18	150,000	150,746
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,117,500
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	536,250

		1,955,807

Total Industrials		15,638,393

Information Technology (2.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	128,865
4.450%, 1/15/20	250,000	274,107
3.625%, 3/4/24	150,000	153,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Juniper Networks, Inc.
4.600%, 3/15/21	$50,000	$53,166
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	245,959

		856,076

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp.
2.550%, 1/30/19	100,000	100,645
CDW LLC/CDW Finance Corp.
8.500%, 4/1/19	2,041,000	2,163,460

		2,264,105

Internet Software & Services (0.0%)
eBay, Inc.
2.200%, 8/1/19	150,000	147,952
3.250%, 10/15/20	50,000	51,282
2.600%, 7/15/22	100,000	94,166
Google, Inc.
2.125%, 5/19/16	100,000	102,294

		395,694

IT Services (1.0%)
Computer Sciences Corp.
4.450%, 9/15/22	100,000	100,750
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	98,112
First Data Corp.
8.250%, 1/15/21§	4,009,000	4,259,562
12.625%, 1/15/21	4,100,000	4,899,500
8.750%, 1/15/22 PIK§	2,014,000	2,149,945
Fiserv, Inc.
6.800%, 11/20/17	100,000	114,346
4.750%, 6/15/21	100,000	110,545
International Business Machines Corp.
5.700%, 9/14/17	350,000	392,294
1.950%, 2/12/19	200,000	199,511
3.375%, 8/1/23	150,000	151,107
MasterCard, Inc.
3.375%, 4/1/24	50,000	50,235
SRA International, Inc.
6.500%, 7/20/18	1,157,143	1,154,250
11.000%, 10/1/19	500,000	530,000
Western Union Co.
5.930%, 10/1/16	150,000	163,330
Xerox Corp.
4.500%, 5/15/21	150,000	160,574

		14,534,061

Semiconductors & Semiconductor Equipment (0.7%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	108,273
Freescale Semiconductor, Inc.
10.750%, 8/1/20	3,852,000	4,246,830
5.000%, 5/15/21§	5,000,000	4,825,000
Intel Corp.
3.300%, 10/1/21	100,000	102,610
2.700%, 12/15/22	150,000	145,643

		9,428,356

Software (0.3%)
Autodesk, Inc.
1.950%, 12/15/17	50,000	50,177
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,362,500
Boxer Parent Co., Inc.
9.750%, 10/15/19 PIK§	300,000	267,000
CA, Inc.
2.875%, 8/15/18	200,000	202,319
Infor US, Inc.
9.375%, 4/1/19	400,000	431,000
Microsoft Corp.
1.000%, 5/1/18	200,000	196,307
4.000%, 2/8/21	150,000	163,281
Oracle Corp.
5.750%, 4/15/18	250,000	283,505
2.375%, 1/15/19	150,000	151,759
2.250%, 10/8/19	250,000	248,855
2.500%, 10/15/22	200,000	191,063

		4,547,766

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
1.000%, 5/3/18	500,000	486,937
3.450%, 5/6/24	250,000	252,748
EMC Corp.
1.875%, 6/1/18	250,000	248,414
Hewlett-Packard Co.
3.300%, 12/9/16	300,000	312,932
5.500%, 3/1/18	156,000	174,334
2.750%, 1/14/19	150,000	152,162
NetApp, Inc.
2.000%, 12/15/17	150,000	150,621
Seagate HDD Cayman
4.750%, 6/1/23	75,000	75,281

		1,853,429

Total Information Technology		33,879,487

Materials (0.8%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	48,578
Dow Chemical Co.
8.550%, 5/15/19	150,000	188,629
3.000%, 11/15/22	150,000	143,989
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	102,298
6.000%, 7/15/18	250,000	286,225
Eastman Chemical Co.
3.600%, 8/15/22	100,000	100,623
Ecolab, Inc.
3.000%, 12/8/16	250,000	259,532
INEOS Group Holdings S.A.
5.875%, 2/15/19§	300,000	298,500
Lubrizol Corp.
8.875%, 2/1/19	55,000	69,305
LyondellBasell Industries N.V.
6.000%, 11/15/21	200,000	233,455
Monsanto Co.
1.150%, 6/30/17	250,000	248,340
2.750%, 7/15/21	60,000	59,484
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	209,859

		2,248,817

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§	644,000	677,810
7.250%, 1/15/21§	1,000,000	1,057,500
CRH America, Inc.
6.000%, 9/30/16	83,000	90,746

		1,826,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.5%)
Allegheny Technologies, Inc.
5.950%, 1/15/21	$100,000	$107,406
AngloGold Ashanti Holdings plc
8.500%, 7/30/20	800,000	876,000
Barrick Gold Corp.
3.850%, 4/1/22	100,000	95,581
4.100%, 5/1/23	150,000	144,268
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	50,000	52,765
6.500%, 4/1/19	160,000	188,923
First Quantum Minerals Ltd.
6.750%, 2/15/20§	1,035,000	1,045,350
7.000%, 2/15/21§	1,035,000	1,046,695
FMG Resources Pty Ltd.
6.875%, 2/1/18§	1,000,000	1,026,250
Freeport-McMoRan, Inc.
2.150%, 3/1/17	100,000	101,343
3.100%, 3/15/20	200,000	198,548
3.875%, 3/15/23	150,000	147,966
Goldcorp, Inc.
2.125%, 3/15/18	100,000	99,856
Newmont Mining Corp.
3.500%, 3/15/22	100,000	92,191
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	127,805
Rio Tinto Finance USA plc
1.375%, 6/17/16	350,000	352,317
3.500%, 3/22/22	100,000	101,442
Teck Resources Ltd.
3.150%, 1/15/17	50,000	51,539
4.500%, 1/15/21	100,000	102,918
Vale Overseas Ltd.
6.250%, 1/11/16	150,000	159,087
4.375%, 1/11/22	150,000	150,714
Walter Energy, Inc.
9.500%, 10/15/19§	1,000,000	905,000

		7,173,964

Paper & Forest Products (0.0%)
International Paper Co.
7.500%, 8/15/21	50,000	62,230
4.750%, 2/15/22	150,000	162,781

		225,011

Total Materials		11,473,848

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
2.950%, 5/15/16	50,000	51,601
5.500%, 2/1/18	525,000	586,207
3.000%, 2/15/22	100,000	98,418
2.625%, 12/1/22	250,000	236,191
British Telecommunications plc
5.950%, 1/15/18	100,000	112,842
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, 6/1/20	2,000,000	2,127,500
6.500%, 4/30/21	1,000,000	1,040,000
5.750%, 1/15/24	1,000,000	995,000
CenturyLink, Inc.
6.750%, 12/1/23	400,000	427,000
Frontier Communications Corp.
8.500%, 4/15/20	700,000	778,750
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	1,000,000	959,600
Qwest Corp.
6.750%, 12/1/21	100,000	112,963
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	1,965,000
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	299,000	324,773
4.570%, 4/27/23	150,000	156,725
Verizon Communications, Inc.
2.500%, 9/15/16	500,000	513,543
1.350%, 6/9/17	250,000	248,700
2.550%, 6/17/19	250,000	250,032
2.450%, 11/1/22	200,000	185,717
5.150%, 9/15/23	3,900,000	4,319,023
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,000,000
Wind Acquisition Finance S.A.
7.375%, 4/23/21§	1,000,000	1,002,500

		18,492,085

Wireless Telecommunication Services (1.7%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	218,862
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	116,935
Sprint Communications, Inc.
9.000%, 11/15/18§	3,500,000	4,031,650
7.000%, 8/15/20	1,000,000	1,042,500
11.500%, 11/15/21	2,500,000	3,212,500
Sprint Corp.
7.875%, 9/15/23§	4,700,000	5,005,500
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,115,000
6.731%, 4/28/22	5,000,000	5,112,500
Vodafone Group plc
5.450%, 6/10/19	200,000	225,374
2.950%, 2/19/23	150,000	141,788

		24,222,609

Total Telecommunication Services		42,714,694

Utilities (1.8%)
Electric Utilities (0.3%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	133,928
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	162,774
3.400%, 9/1/21	100,000	104,535
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	143,444
DTE Electric Co.
3.450%, 10/1/20	100,000	102,592
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	31,207
Duke Energy Corp.
2.100%, 6/15/18	250,000	251,934
5.050%, 9/15/19	165,000	184,892
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	105,591
Edison International
3.750%, 9/15/17	100,000	105,858
Entergy Corp.
4.700%, 1/15/17	200,000	213,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 9/15/20	$50,000	$54,726
Georgia Power Co.
3.000%, 4/15/16	250,000	258,724
Hydro-Quebec
2.000%, 6/30/16	150,000	153,262
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	103,884
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	108,318
2.700%, 9/15/19	200,000	201,547
Northern States Power Co.
5.250%, 3/1/18	25,000	27,936
2.150%, 8/15/22	100,000	94,554
Ohio Power Co.
6.000%, 6/1/16	65,000	70,345
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19§	250,000	247,945
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	104,866
3.750%, 2/15/24	250,000	256,050
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	78,996
3.950%, 3/15/24	100,000	102,769
Progress Energy, Inc.
4.400%, 1/15/21	100,000	109,096
Southern California Edison Co.
3.875%, 6/1/21	50,000	53,649
Southern Co.
2.150%, 9/1/19	150,000	148,223
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	116,805
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	112,523
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,598
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	110,090

		4,105,174

Gas Utilities (0.4%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	87,808
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	2,500,000	2,725,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 4/1/19§	1,000,000	880,000
Sabine Pass Liquefaction LLC
5.750%, 5/15/24§	2,000,000	2,030,000

		5,722,808

Independent Power and Renewable Electricity Producers (1.0%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	2,913,900
7.875%, 1/15/23§	800,000	870,000
5.750%, 1/15/25	3,000,000	2,913,900
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,818,000
InterGen N.V.
7.000%, 6/30/23§	5,000,000	4,850,000
PSEG Power LLC
5.500%, 12/1/15	325,000	341,944
Tennessee Valley Authority
5.500%, 7/18/17	500,000	560,422

		14,268,166

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	79,050
2.000%, 11/15/18	60,000	59,542
3.750%, 11/15/23	250,000	255,276
Consolidated Edison Co. of New York, Inc.
5.375%, 12/15/15	85,000	89,700
5.850%, 4/1/18	175,000	197,492
Consumers Energy Co.
2.850%, 5/15/22	50,000	50,117
3.375%, 8/15/23	100,000	101,406
Dominion Resources, Inc.
8.875%, 1/15/19	163,000	205,263
DTE Energy Co.
6.350%, 6/1/16	60,000	65,137
NiSource Finance Corp.
6.400%, 3/15/18	100,000	114,175
6.125%, 3/1/22	100,000	116,953
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	157,084
Sempra Energy
3.550%, 6/15/24	250,000	251,399

		1,742,594

Total Utilities		25,838,742

Total Corporate Bonds		357,667,198

Government Securities (16.0%)
Foreign Governments (0.6%)
Export-Import Bank of Korea
4.000% 1/11/17	$250,000	263,983
4.000% 1/14/24	250,000	261,096
Federative Republic of Brazil
8.000% 1/15/18(b)	207,667	228,745
5.875% 1/15/19	355,000	397,955
4.875% 1/22/21	250,000	265,875
Japan Bank for International Cooperation
2.500% 1/21/16	100,000	102,718
2.500% 5/18/16	200,000	208,438
1.750% 5/29/19	300,000	299,968
Korea Development Bank
3.250% 3/9/16	200,000	205,964
Province of British Columbia
2.000% 10/23/22	200,000	190,537
Province of New Brunswick
2.750% 6/15/18	50,000	51,203
Province of Nova Scotia
5.125% 1/26/17	50,000	54,440
Province of Ontario
4.750% 1/19/16	47,000	49,554
1.100% 10/25/17	500,000	495,455
2.000% 9/27/18	250,000	252,022
2.450% 6/29/22	150,000	146,595
Province of Quebec
2.750% 8/25/21	200,000	199,079
2.625% 2/13/23	200,000	193,972
Republic of Colombia
7.375% 3/18/19	250,000	298,669
4.000% 2/26/24	200,000	202,500
Republic of Italy
4.750% 1/25/16	49,000	51,737
5.250% 9/20/16	250,000	273,228
6.875% 9/27/23	100,000	127,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Panama
4.000% 9/22/24	$200,000	$199,284
Republic of Peru
7.125% 3/30/19	260,000	310,050
Republic of Philippines
6.500% 1/20/20	250,000	294,628
Republic of Poland
5.000% 10/19/15	33,000	34,411
6.375% 7/15/19	150,000	176,160
5.000% 3/23/22	150,000	165,003
4.000% 1/22/24	100,000	102,664
Republic of South Africa
5.500% 3/9/20	150,000	161,438
Republic of Turkey
6.750% 4/3/18	250,000	276,875
7.500% 11/7/19	200,000	230,500
3.250% 3/23/23	250,000	224,688
Svensk Exportkredit AB
0.625% 5/31/16	250,000	249,766
United Mexican States
5.625% 1/15/17	250,000	272,928
5.125% 1/15/20	300,000	333,841
4.000% 10/2/23	250,000	258,000

		8,111,226

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	100,000	100,480
New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Series QQ
1.096% 6/15/16	50,000	49,859
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	42,118
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650% 3/1/22	140,000	172,872
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	150,000	161,559
5.877% 3/1/19	50,000	55,407

		582,295

Supranational (0.6%)
Asian Development Bank
1.750% 9/11/18	250,000	251,531
1.875% 4/12/19	250,000	250,800
European Bank for Reconstruction & Development
1.000% 6/15/18	250,000	244,730
1.625% 11/15/18	150,000	149,460
European Investment Bank
4.625% 10/20/15	665,000	694,668
0.625% 4/15/16	500,000	500,276
2.500% 5/16/16	100,000	103,009
1.750% 3/15/17	500,000	509,160
5.125% 5/30/17	250,000	276,537
1.000% 8/17/17	500,000	497,998
1.000% 6/15/18	250,000	245,236
1.625% 12/18/18	150,000	149,408
1.750% 6/17/19	500,000	497,436
4.000% 2/16/21	200,000	220,707
Inter-American Development Bank
1.375% 10/18/16	500,000	506,489
1.000% 7/14/17	500,000	499,150
3.875% 2/14/20	150,000	163,916
3.000% 10/4/23	250,000	257,663
International Bank for Reconstruction & Development
0.375% 11/16/15	150,000	150,201
2.125% 3/15/16	500,000	511,407
0.500% 5/16/16	500,000	499,094
0.625% 10/14/16	250,000	249,237
1.875% 3/15/19	250,000	250,640
2.125% 2/13/23	200,000	194,626
International Finance Corp.
1.125% 11/23/16	250,000	251,715
0.875% 6/15/18	250,000	244,557
1.750% 9/16/19	250,000	247,902

		8,617,553

U.S. Government Agencies (1.1%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	196,592
Federal Home Loan Bank
0.500% 11/20/15	1,500,000	1,501,526
0.875% 5/24/17	3,500,000	3,485,447
5.250% 6/5/17	195,000	216,008
5.375% 8/15/24	300,000	363,467
Federal Home Loan Mortgage Corp.
5.125% 11/17/17	1,390,000	1,557,081
4.875% 6/13/18	409,000	459,699
1.375% 5/1/20	1,000,000	963,769
2.375% 1/13/22	1,850,000	1,841,940
Federal National Mortgage Association
4.375% 10/15/15	400,000	416,840
0.750% 11/14/16	1,000,000	999,474
0.750% 11/25/16	600,000	599,593
(Zero Coupon), 6/1/17	650,000	631,398
5.375% 6/12/17	1,371,000	1,526,669
0.875% 5/21/18	1,050,000	1,028,241
1.875% 9/18/18	600,000	606,536

		16,394,280

U.S. Treasuries (13.7%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	602,839
8.125% 8/15/19	1,704,000	2,214,168
8.500% 2/15/20	592,000	793,920
U.S. Treasury Notes
1.250% 9/30/15	700,000	707,690
1.250% 10/31/15	2,400,000	2,427,926
0.375% 11/15/15	1,000,000	1,002,031
1.375% 11/30/15	2,000,000	2,027,109
2.125% 12/31/15	5,500,000	5,628,691
0.375% 1/15/16	2,500,000	2,503,613
2.000% 1/31/16	2,600,000	2,659,528
2.125% 2/29/16	2,800,000	2,871,531
0.250% 4/15/16	2,800,000	2,794,313
0.250% 5/15/16	5,600,000	5,584,496
5.125% 5/15/16	2,500,000	2,689,648
3.250% 5/31/16	4,000,000	4,185,684
1.500% 6/30/16	13,000,000	13,229,595
3.250% 6/30/16	685,000	717,855
0.625% 8/15/16	1,500,000	1,502,080
4.875% 8/15/16	372,000	401,762
0.500% 8/31/16	1,800,000	1,798,040
0.875% 9/15/16	1,500,000	1,508,079
0.625% 10/15/16	2,500,000	2,498,950
3.125% 10/31/16	465,000	488,695
3.250% 12/31/16	100,000	105,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.750% 1/15/17	$550,000	$549,662
0.875% 1/31/17	5,600,000	5,610,555
0.625% 2/15/17	2,000,000	1,991,445
3.000% 2/28/17	840,000	883,665
3.250% 3/31/17	3,050,000	3,229,813
0.875% 4/30/17	1,000,000	998,857
0.750% 6/30/17	1,000,000	993,262
2.500% 6/30/17	5,750,000	5,985,447
0.500% 7/31/17	1,700,000	1,674,085
4.750% 8/15/17	3,900,000	4,307,444
0.625% 9/30/17	700,000	689,705
1.875% 9/30/17	2,250,000	2,299,922
0.750% 10/31/17	3,000,000	2,961,709
4.250% 11/15/17	730,000	799,065
0.750% 12/31/17	4,000,000	3,936,289
2.750% 12/31/17	2,000,000	2,095,606
2.625% 1/31/18	1,000,000	1,043,984
0.750% 2/28/18	1,250,000	1,226,184
2.750% 2/28/18	2,100,000	2,200,919
2.875% 3/31/18	1,600,000	1,683,875
0.625% 4/30/18	2,000,000	1,947,304
2.625% 4/30/18	1,800,000	1,878,768
1.375% 7/31/18	1,250,000	1,244,910
1.375% 9/30/18	1,500,000	1,490,640
1.250% 10/31/18	3,800,000	3,752,277
1.250% 11/30/18	1,600,000	1,577,953
1.500% 12/31/18	3,290,000	3,273,293
1.250% 1/31/19	4,250,000	4,178,613
1.375% 2/28/19	1,200,000	1,184,625
1.500% 2/28/19	2,500,000	2,482,276
1.625% 3/31/19	1,000,000	997,109
1.250% 4/30/19	2,200,000	2,156,022
1.625% 4/30/19	800,000	797,000
3.125% 5/15/19	900,000	956,329
1.500% 5/31/19	6,500,000	6,432,144
1.000% 6/30/19	1,300,000	1,255,008
1.625% 6/30/19	500,000	497,344
0.875% 7/31/19	500,000	479,023
1.625% 7/31/19	1,000,000	993,682
1.000% 8/31/19	2,500,000	2,406,055
1.625% 8/31/19	700,000	695,215
3.375% 11/15/19	1,065,000	1,146,622
1.000% 11/30/19	1,100,000	1,053,938
3.625% 2/15/20	995,000	1,084,628
3.500% 5/15/20	3,950,000	4,280,813
1.375% 5/31/20	450,000	435,775
2.000% 7/31/20	500,000	500,156
2.625% 8/15/20	1,825,000	1,886,451
2.000% 9/30/20	1,100,000	1,096,648
2.625% 11/15/20	300,000	309,366
2.375% 12/31/20	800,000	812,625
3.625% 2/15/21	3,350,000	3,654,281
3.125% 5/15/21	9,000,000	9,536,660
2.125% 6/30/21	1,800,000	1,791,967
2.250% 7/31/21	500,000	501,675
2.125% 8/15/21	1,550,000	1,542,235
2.125% 9/30/21	1,000,000	993,594
2.000% 11/15/21	3,000,000	2,953,154
2.000% 2/15/22	750,000	736,509
1.750% 5/15/22	1,500,000	1,441,890
2.000% 2/15/23	3,050,000	2,959,453
1.750% 5/15/23	3,700,000	3,506,906
2.500% 8/15/23	650,000	653,840
2.750% 11/15/23	1,650,000	1,691,250
2.750% 2/15/24	450,000	460,586
2.500% 5/15/24	2,750,000	2,751,799
2.375% 8/15/24	1,500,000	1,482,656

		196,046,373

Total Government Securities		229,751,727

Total Long-Term Debt Securities (41.6%) (Cost $579,284,395)		596,905,046

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%(b)*	200,000	2,000

Total Consumer Discretionary		2,000

Financials (0.6%)
Capital Markets (0.0%)
Morgan Stanley
6.375%(l)*	30,000	752,100

Thrifts & Mortgage Finance (0.6%)
Fannie Mae
6.750%*	200,000	1,536,000
7.625%*	306,800	2,408,380
8.250%(l)*	149,600	1,376,320
Freddie Mac
8.375%(l)*	288,100	2,967,430

		8,288,130

Total Financials		9,040,230

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc
0.000%*	31	48,050
CEVA Holdings LLC
0.000%*	1,408	1,548,767

Total Industrials		1,596,817

Total Preferred Stocks (0.7%) (Cost $26,320,719)		10,639,047

CONVERTIBLE PREFERRED STOCKS:
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
5.750%§	2,000	2,218,750
SandRidge Energy, Inc.
7.000%*	30,000	2,670,000

Total Energy		4,888,750

Financials (1.4%)
Banks (1.2%)
Bank of America Corp.
7.250%*	8,210	9,412,765
Wells Fargo & Co.
7.500%*	7,000	8,417,570

		17,830,335

Insurance (0.1%)
MetLife, Inc.
5.000%*	31,000	954,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	50,000	$1,290,500

Total Financials		20,075,325

Materials (0.2%)
Metals & Mining (0.2%)
Alcoa, Inc.
5.375%*	60,000	2,994,000

Total Materials		2,994,000

Utilities (0.2%)
Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.000%*	12,500	703,125
6.125%	12,500	700,750
6.375%*	37,100	1,851,290

Total Utilities		3,255,165

Total Convertible Preferred Stocks (2.2%) (Cost $25,110,459)		31,213,240

COMMON STOCKS:
Consumer Discretionary (2.5%)
Auto Components (0.0%)
BorgWarner, Inc.	2,626	138,154
Delphi Automotive plc	3,450	211,623
Goodyear Tire & Rubber Co.	3,163	71,436
Johnson Controls, Inc.	7,667	337,348

		758,561

Automobiles (0.4%)
Ford Motor Co.	144,640	2,139,225
General Motors Co.	103,938	3,319,780
Harley-Davidson, Inc.	2,509	146,024

		5,605,029

Distributors (0.0%)
Genuine Parts Co.	1,764	154,720

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,176	98,488

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.	5,186	208,322
Chipotle Mexican Grill, Inc.*	357	237,973
Darden Restaurants, Inc.	1,532	78,837
Marriott International, Inc., Class A	2,507	175,239
McDonald’s Corp.	11,302	1,071,543
Starbucks Corp.	8,646	652,427
Starwood Hotels & Resorts Worldwide, Inc.	2,193	182,479
Wyndham Worldwide Corp.	1,441	117,096
Wynn Resorts Ltd.	931	174,171
Yum! Brands, Inc.	5,060	364,219

		3,262,306

Household Durables (0.1%)
D.R. Horton, Inc.	3,821	78,407
Garmin Ltd.	1,387	72,110
Harman International Industries, Inc.	780	76,471
Leggett & Platt, Inc.	1,584	55,313
Lennar Corp., Class A	2,049	79,563
Mohawk Industries, Inc.*	713	96,127
Newell Rubbermaid, Inc.	3,144	108,185
PulteGroup, Inc.	3,902	68,909
Whirlpool Corp.	899	130,940

		766,025

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,361	1,406,161
Expedia, Inc.	1,142	100,062
Netflix, Inc.*	692	312,216
Priceline Group, Inc.*	603	698,624
TripAdvisor, Inc.*	1,288	117,749

		2,634,812

Leisure Products (0.0%)
Hasbro, Inc.	1,322	72,703
Mattel, Inc.	3,896	119,413

		192,116

Media (0.5%)
Cablevision Systems Corp. - New York Group, Class A	2,521	44,143
CBS Corp. (Non-Voting), Class B	5,578	298,423
Comcast Corp., Class A	29,789	1,602,052
Dex Media, Inc.*	23,148	221,295
DIRECTV*	5,781	500,172
Discovery Communications, Inc., Class A*	4,850	181,694
Gannett Co., Inc.	2,597	77,053
Interpublic Group of Cos., Inc.	4,856	88,962
News Corp., Class A*	5,710	93,359
Omnicom Group, Inc.	2,891	199,074
Scripps Networks Interactive, Inc., Class A	1,193	93,161
Time Warner Cable, Inc.	3,206	460,029
Time Warner, Inc.	9,839	739,991
Twenty-First Century Fox, Inc., Class A	21,678	743,339
Viacom, Inc., Class B	4,382	337,151
Walt Disney Co.	18,177	1,618,298

		7,298,196

Multiline Retail (0.7%)
Dollar General Corp.*	3,486	213,029
Dollar Tree, Inc.*	2,374	133,110
Family Dollar Stores, Inc.	1,108	85,582
Kohl’s Corp.	2,357	143,848
Macy’s, Inc.	4,064	236,443
Nordstrom, Inc.	1,642	112,264
Target Corp.	136,188	8,536,264

		9,460,540

Specialty Retail (0.3%)
AutoNation, Inc.*	902	45,380
AutoZone, Inc.*	375	191,122
Bed Bath & Beyond, Inc.*	2,324	152,989
Best Buy Co., Inc.	3,342	112,258
CarMax, Inc.*	2,529	117,472
GameStop Corp., Class A	1,286	52,983
Gap, Inc.	3,155	131,532
Home Depot, Inc.	15,491	1,421,144
L Brands, Inc.	2,833	189,754
Lowe’s Cos., Inc.	11,361	601,224
O’Reilly Automotive, Inc.*	1,194	179,530
PetSmart, Inc.	1,150	80,604
Ross Stores, Inc.	2,415	182,526
Staples, Inc.	7,408	89,637
Tiffany & Co.	1,295	124,721
TJX Cos., Inc.	7,976	471,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	1,588	$97,678
Urban Outfitters, Inc.*	1,187	43,563

		4,286,057

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,172	112,955
Fossil Group, Inc.*	534	50,143
Michael Kors Holdings Ltd.*	2,364	168,766
NIKE, Inc., Class B	8,095	722,074
PVH Corp.	952	115,335
Ralph Lauren Corp.	699	115,146
Under Armour, Inc., Class A*	1,916	132,395
VF Corp.	3,974	262,403

		1,679,217

Total Consumer Discretionary		36,196,067

Consumer Staples (1.8%)
Beverages (0.7%)
Brown-Forman Corp., Class B	1,818	164,020
Coca-Cola Co.	45,435	1,938,257
Coca-Cola Enterprises, Inc.	2,600	115,336
Constellation Brands, Inc., Class A*	1,927	167,957
Dr. Pepper Snapple Group, Inc.	2,238	143,926
Molson Coors Brewing Co., Class B	1,837	136,746
Monster Beverage Corp.*	1,656	151,806
PepsiCo, Inc.	80,343	7,479,130

		10,297,178

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	5,044	632,114
CVS Health Corp.	13,330	1,060,935
Kroger Co.	5,627	292,604
Safeway, Inc.	2,669	91,547
Sysco Corp.	6,755	256,352
Walgreen Co.	10,106	598,983
Wal-Mart Stores, Inc.	18,174	1,389,766
Whole Foods Market, Inc.	4,158	158,461

		4,480,762

Food Products (0.3%)
Archer-Daniels-Midland Co.	7,430	379,673
Campbell Soup Co.	2,051	87,639
ConAgra Foods, Inc.	4,866	160,773
General Mills, Inc.	7,050	355,673
Hershey Co.	1,714	163,567
Hormel Foods Corp.	1,542	79,243
J.M. Smucker Co.	1,172	116,016
Kellogg Co.	2,945	181,412
Keurig Green Mountain, Inc.	1,402	182,442
Kraft Foods Group, Inc.	6,831	385,269
McCormick & Co., Inc. (Non-Voting)	1,497	100,149
Mead Johnson Nutrition Co.	2,323	223,519
Mondelez International, Inc., Class A	19,404	664,878
Tyson Foods, Inc., Class A	3,373	132,795

		3,213,048

Household Products (0.3%)
Clorox Co.	1,488	142,907
Colgate-Palmolive Co.	9,881	644,439
Kimberly-Clark Corp.	4,304	462,981
Procter & Gamble Co.	31,170	2,610,176

		3,860,503

Personal Products (0.0%)
Avon Products, Inc.	4,973	62,660
Estee Lauder Cos., Inc., Class A	2,589	193,450

		256,110

Tobacco (0.2%)
Altria Group, Inc.	22,829	1,048,764
Lorillard, Inc.	4,144	248,267
Philip Morris International, Inc.	17,980	1,499,532
Reynolds American, Inc.	3,547	209,273

		3,005,836

Total Consumer Staples		25,113,437

Energy (5.8%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	5,000	325,300
Cameron International Corp.*	2,331	154,732
Diamond Offshore Drilling, Inc.	781	26,765
Ensco plc, Class A	2,683	110,835
FMC Technologies, Inc.*	2,701	146,691
Halliburton Co.	9,790	631,553
Helmerich & Payne, Inc.	1,242	121,555
Nabors Industries Ltd.	3,333	75,859
National Oilwell Varco, Inc.	4,953	376,923
Noble Corp. plc	2,915	64,771
Schlumberger Ltd.	14,922	1,517,418
Transocean Ltd.	53,909	1,723,471

		5,275,873

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	20,824	2,112,387
Apache Corp.	4,402	413,216
BP plc (ADR)	250,000	10,987,500
Cabot Oil & Gas Corp.	4,793	156,683
Canadian Oil Sands Ltd.	250,000	4,611,813
Chesapeake Energy Corp.	5,980	137,480
Chevron Corp.	80,656	9,623,874
Cimarex Energy Co.	1,002	126,783
ConocoPhillips Co.	14,153	1,082,988
CONSOL Energy, Inc.	2,664	100,859
Denbury Resources, Inc.	4,089	61,458
Devon Energy Corp.	4,427	301,833
Eni S.p.A.	76,900	1,832,816
EOG Resources, Inc.	6,302	624,024
EQT Corp.	1,744	159,646
Exxon Mobil Corp.	126,876	11,932,688
Hess Corp.	3,011	283,997
HollyFrontier Corp.	45,400	1,983,072
Kinder Morgan, Inc.	7,572	290,310
Marathon Oil Corp.	7,775	292,262
Marathon Petroleum Corp.	3,261	276,109
Murphy Oil Corp.	1,918	109,153
Newfield Exploration Co.*	1,586	58,793
Noble Energy, Inc.	4,147	283,489
Occidental Petroleum Corp.	8,973	862,754
ONEOK, Inc.	2,402	157,451
Phillips 66	6,433	523,067
Pioneer Natural Resources Co.	1,645	324,016
QEP Resources, Inc.	1,907	58,697
Range Resources Corp.	1,937	131,348
Royal Dutch Shell plc (ADR)	226,300	17,228,219
Southwestern Energy Co.*	4,057	141,792
Spectra Energy Corp.	57,714	2,265,852
Tesoro Corp.	1,482	90,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Total S.A. (ADR)	35,000	$2,255,750
Valero Energy Corp.	6,077	281,183
Williams Cos., Inc.	100,941	5,587,084

		77,750,818

Total Energy		83,026,691

Financials (4.1%)
Banks (2.4%)
Bank of America Corp.	441,118	7,521,062
BB&T Corp.	8,290	308,471
Citigroup, Inc.	34,895	1,808,259
Comerica, Inc.	2,084	103,908
Fifth Third Bancorp	9,602	192,232
HSBC Holdings plc	500,000	5,075,010
Huntington Bancshares, Inc./Ohio	9,387	91,335
JPMorgan Chase & Co.	129,292	7,788,550
KeyCorp	10,069	134,220
M&T Bank Corp.	1,519	187,277
PNC Financial Services Group, Inc.	6,146	525,975
Regions Financial Corp.	15,840	159,034
SunTrust Banks, Inc./Georgia	6,100	231,983
U.S. Bancorp/Minnesota	20,740	867,554
Wells Fargo & Co.	177,554	9,209,726
Zions Bancorp	2,336	67,884

		34,272,480

Capital Markets (0.3%)
Affiliated Managers Group, Inc.*	641	128,431
Ameriprise Financial, Inc.	2,155	265,884
Bank of New York Mellon Corp.	13,024	504,419
BlackRock, Inc.	1,440	472,781
Charles Schwab Corp.	13,201	387,977
E*TRADE Financial Corp.*	3,343	75,518
Franklin Resources, Inc.	4,534	247,602
Goldman Sachs Group, Inc.	4,716	865,716
Invesco Ltd.	4,971	196,255
Legg Mason, Inc.	1,175	60,113
Morgan Stanley	17,628	609,400
Northern Trust Corp.	2,553	173,681
State Street Corp.	4,875	358,849
T. Rowe Price Group, Inc.	3,034	237,866

		4,584,492

Consumer Finance (0.1%)
American Express Co.	10,359	906,827
Capital One Financial Corp.	6,461	527,347
Discover Financial Services	5,317	342,362
Navient Corp.	4,843	85,769

		1,862,305

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	20,983	2,898,592
CME Group, Inc./Illinois	3,642	291,196
Intercontinental Exchange, Inc.	1,306	254,735
Leucadia National Corp.	3,634	86,635
McGraw Hill Financial, Inc.	3,117	263,231
Moody’s Corp.	2,139	202,135
NASDAQ OMX Group, Inc.	1,367	57,988

		4,054,512

Insurance (0.6%)
ACE Ltd.	3,864	405,218
Aflac, Inc.	5,206	303,249
Allstate Corp.	4,991	306,298
American International Group, Inc.	16,423	887,170
Aon plc	3,343	293,081
Assurant, Inc.	819	52,662
Chubb Corp.	2,768	252,109
Cincinnati Financial Corp.	1,707	80,314
Genworth Financial, Inc., Class A*	5,690	74,539
Hartford Financial Services Group, Inc.	5,167	192,471
Lincoln National Corp.	3,005	161,008
Loews Corp.	3,506	146,060
Marsh & McLennan Cos., Inc.	6,265	327,910
MetLife, Inc.	62,936	3,380,922
Principal Financial Group, Inc.	3,142	164,861
Progressive Corp.	6,195	156,610
Prudential Financial, Inc.	5,295	465,642
Torchmark Corp.	1,509	79,026
Travelers Cos., Inc.	3,902	366,554
Unum Group	2,924	100,527
XL Group plc	3,056	101,368

		8,297,599

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	4,564	427,327
Apartment Investment & Management Co. (REIT), Class A	1,669	53,108
AvalonBay Communities, Inc. (REIT)	1,510	212,865
Boston Properties, Inc. (REIT)	1,759	203,622
Crown Castle International Corp. (REIT)	3,838	309,074
Equity Residential (REIT)	4,164	256,419
Essex Property Trust, Inc. (REIT)	731	130,666
General Growth Properties, Inc. (REIT)	7,225	170,149
HCP, Inc. (REIT)	5,291	210,106
Health Care REIT, Inc. (REIT)	3,731	232,702
Host Hotels & Resorts, Inc. (REIT)	8,698	185,528
Kimco Realty Corp. (REIT)	4,710	103,196
Macerich Co. (REIT)	1,614	103,022
Plum Creek Timber Co., Inc. (REIT)	2,030	79,190
Prologis, Inc. (REIT)	5,744	216,549
Public Storage (REIT)	1,667	276,455
Scentre Group (REIT)*	417,231	1,198,206
Simon Property Group, Inc. (REIT)	3,575	587,802
Ventas, Inc. (REIT)	3,383	209,577
Vornado Realty Trust (REIT)	2,013	201,219
Weyerhaeuser Co. (REIT)	6,090	194,027

		5,560,809

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,198	95,108

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,545	53,897
People’s United Financial, Inc.	3,610	52,237

		106,134

Total Financials		58,833,439

Health Care (5.3%)
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.*	2,275	377,240
Amgen, Inc.	8,743	1,228,042
Biogen Idec, Inc.*	2,718	899,142
Celgene Corp.*	9,202	872,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.*	17,399	$1,852,123
Regeneron Pharmaceuticals, Inc.*	849	306,081
Vertex Pharmaceuticals, Inc.*	2,741	307,842

		5,842,636

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	17,311	719,965
Baxter International, Inc.	6,229	447,055
Becton, Dickinson and Co.	2,208	251,293
Boston Scientific Corp.*	15,280	180,457
C.R. Bard, Inc.	859	122,588
CareFusion Corp.*	2,335	105,659
Covidien plc	5,200	449,852
DENTSPLY International, Inc.	1,624	74,054
Edwards Lifesciences Corp.*	1,221	124,725
Intuitive Surgical, Inc.*	414	191,193
Medtronic, Inc.	11,274	698,424
St. Jude Medical, Inc.	3,283	197,407
Stryker Corp.	3,443	278,022
Varian Medical Systems, Inc.*	1,192	95,503
Zimmer Holdings, Inc.	1,945	195,570

		4,131,767

Health Care Providers & Services (0.3%)
Aetna, Inc.	4,081	330,561
AmerisourceBergen Corp.	2,453	189,617
Cardinal Health, Inc.	3,875	290,315
Cigna Corp.	3,036	275,335
DaVita HealthCare Partners, Inc.*	1,977	144,598
Express Scripts Holding Co.*	8,580	606,005
Humana, Inc.	1,779	231,786
Laboratory Corp. of America Holdings*	982	99,919
McKesson Corp.	2,666	518,990
Patterson Cos., Inc.	998	41,347
Quest Diagnostics, Inc.	1,656	100,486
Tenet Healthcare Corp.*	1,132	67,229
UnitedHealth Group, Inc.	11,183	964,534
Universal Health Services, Inc., Class B	1,051	109,830
WellPoint, Inc.	3,157	377,640

		4,348,192

Health Care Technology (0.0%)
Cerner Corp.*	3,495	208,197

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,849	219,316
PerkinElmer, Inc.	1,294	56,418
Thermo Fisher Scientific, Inc.	4,591	558,725
Waters Corp.*	962	95,354

		929,813

Pharmaceuticals (4.2%)
AbbVie, Inc.	18,322	1,058,279
Actavis plc*	3,042	733,974
Allergan, Inc.	3,418	609,053
Bristol-Myers Squibb Co.	19,076	976,310
Eli Lilly & Co.	66,917	4,339,567
Hospira, Inc.*	1,943	101,094
Johnson & Johnson	110,161	11,742,061
Mallinckrodt plc*	1,302	117,375
Merck & Co., Inc.	308,002	18,258,358
Mylan, Inc.*	4,316	196,335
Perrigo Co. plc	1,538	230,992
Pfizer, Inc.	347,982	10,289,828
Roche Holding AG	23,700	7,027,831
Sanofi S.A. (ADR)	75,000	4,232,250
Zoetis, Inc.	5,784	213,719

		60,127,026

Total Health Care		75,587,631

Industrials (3.7%)
Aerospace & Defense (1.1%)
Boeing Co.	19,514	2,485,693
General Dynamics Corp.	3,656	464,641
Honeywell International, Inc.	9,003	838,359
L-3 Communications Holdings, Inc.	990	117,731
Lockheed Martin Corp.	33,106	6,051,115
Northrop Grumman Corp.	2,393	315,302
Precision Castparts Corp.	1,651	391,089
Raytheon Co.	36,676	3,727,015
Rockwell Collins, Inc.	1,555	122,067
Textron, Inc.	3,204	115,312
United Technologies Corp.	9,793	1,034,141

		15,662,465

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,687	111,882
CEVA Holdings LLC*	1,065	1,171,346
Expeditors International of Washington, Inc.	2,239	90,858
FedEx Corp.	3,055	493,230
United Parcel Service, Inc., Class B	8,096	795,756

		2,663,072

Airlines (0.0%)
Delta Air Lines, Inc.	9,703	350,764
Southwest Airlines Co.	7,886	266,310

		617,074

Building Products (0.0%)
Allegion plc	1,107	52,738
Masco Corp.	4,086	97,737

		150,475

Commercial Services & Supplies (0.6%)
ADT Corp.	1,994	70,707
Cintas Corp.	1,112	78,496
Iron Mountain, Inc. (REIT)	1,982	64,712
Pitney Bowes, Inc.	2,357	58,902
Republic Services, Inc.	82,907	3,235,031
Stericycle, Inc.*	981	114,345
Tyco International Ltd.	5,105	227,530
Waste Management, Inc.	97,494	4,633,890

		8,483,613

Construction & Engineering (0.0%)
Fluor Corp.	1,812	121,023
Jacobs Engineering Group, Inc.*	1,534	74,890
Quanta Services, Inc.*	2,496	90,580

		286,493

Electrical Equipment (0.1%)
AMETEK, Inc.	2,837	142,446
Eaton Corp. plc	5,484	347,521
Emerson Electric Co.	8,033	502,705
Rockwell Automation, Inc.	1,591	174,819

		1,167,491

Industrial Conglomerates (1.1%)
3M Co.	7,458	1,056,650
Danaher Corp.	7,017	533,152
General Electric Co.	541,510	13,873,486
Roper Industries, Inc.	1,153	168,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
		$15,631,960

Machinery (0.4%)
Caterpillar, Inc.	23,327	2,310,073
Cummins, Inc.	1,967	259,605
Deere & Co.	21,825	1,789,432
Dover Corp.	1,913	153,671
Flowserve Corp.	1,576	111,140
Illinois Tool Works, Inc.	4,199	354,480
Ingersoll-Rand plc	3,080	173,589
Joy Global, Inc.	1,125	61,357
PACCAR, Inc.	4,078	231,936
Pall Corp.	1,229	102,867
Parker-Hannifin Corp.	1,712	195,425
Pentair plc	2,216	145,126
Snap-on, Inc.	667	80,760
Stanley Black & Decker, Inc.	1,803	160,088
Xylem, Inc.	2,105	74,706

		6,204,255

Professional Services (0.0%)
Dun & Bradstreet Corp.	422	49,572
Equifax, Inc.	1,399	104,561
Nielsen N.V.	3,505	155,377
Robert Half International, Inc.	1,594	78,106

		387,616

Road & Rail (0.2%)
CSX Corp.	11,505	368,850
Kansas City Southern	1,275	154,530
Norfolk Southern Corp.	3,562	397,519
Ryder System, Inc.	607	54,612
Union Pacific Corp.	10,329	1,119,870

		2,095,381

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,135	140,762
United Rentals, Inc.*	1,104	122,654
W.W. Grainger, Inc.	700	176,155

		439,571

Total Industrials		53,789,466

Information Technology (5.0%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	238,691	6,007,853
F5 Networks, Inc.*	853	101,285
Harris Corp.	1,206	80,078
Juniper Networks, Inc.	4,622	102,377
Motorola Solutions, Inc.	2,541	160,795
QUALCOMM, Inc.	19,291	1,442,388

		7,894,776

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,805	180,247
Corning, Inc.	14,859	287,373
FLIR Systems, Inc.	1,619	50,739
Jabil Circuit, Inc.	2,303	46,452
TE Connectivity Ltd.	4,717	260,803

		825,614

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	2,060	123,188
eBay, Inc.*	13,000	736,190
Facebook, Inc., Class A*	22,446	1,774,132
Google, Inc., Class A*	6,540	3,812,068
VeriSign, Inc.*	1,295	71,380
Yahoo!, Inc.*	10,646	433,825

		6,950,783

IT Services (0.5%)
Accenture plc, Class A	7,265	590,790
Alliance Data Systems Corp.*	639	158,644
Automatic Data Processing, Inc.	5,535	459,848
Cognizant Technology Solutions Corp., Class A*	6,998	313,300
Computer Sciences Corp.	1,678	102,610
Fidelity National Information Services, Inc.	3,285	184,945
Fiserv, Inc.*	2,863	185,050
International Business Machines Corp.	10,678	2,027,005
MasterCard, Inc., Class A	11,329	837,440
Paychex, Inc.	3,763	166,325
Teradata Corp.*	1,783	74,743
Total System Services, Inc.	1,898	58,762
Visa, Inc., Class A	5,666	1,208,954
Western Union Co.	6,097	97,796
Xerox Corp.	12,472	165,005

		6,631,217

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.	3,556	127,234
Analog Devices, Inc.	3,610	178,659
Applied Materials, Inc.	14,046	303,534
Avago Technologies Ltd.	2,893	251,691
Broadcom Corp., Class A	6,190	250,200
First Solar, Inc.*	866	56,992
Intel Corp.	397,585	13,843,910
KLA-Tencor Corp.	1,903	149,918
Lam Research Corp.	1,860	138,942
Linear Technology Corp.	2,747	121,939
Microchip Technology, Inc.	2,298	108,535
Micron Technology, Inc.*	12,313	421,843
NVIDIA Corp.	5,925	109,316
Texas Instruments, Inc.	86,487	4,124,565
Xilinx, Inc.	48,486	2,053,382

		22,240,660

Software (0.8%)
Adobe Systems, Inc.*	5,439	376,324
Autodesk, Inc.*	2,616	144,142
CA, Inc.	3,694	103,210
Citrix Systems, Inc.*	1,894	135,118
Electronic Arts, Inc.*	3,610	128,552
Intuit, Inc.	3,264	286,090
Microsoft Corp.	183,841	8,522,869
Oracle Corp.	37,431	1,432,859
Red Hat, Inc.*	2,173	122,014
Salesforce.com, Inc.*	6,627	381,251
Symantec Corp.	7,946	186,810

		11,819,239

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	131,919	13,290,839
EMC Corp.	23,349	683,192
Hewlett-Packard Co.	21,480	761,896
NetApp, Inc.	3,675	157,878
SanDisk Corp.	2,581	252,809
Seagate Technology plc	3,770	215,908
Western Digital Corp.	2,533	246,511

		15,609,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$71,971,322

Materials (5.1%)
Chemicals (2.9%)
Agrium, Inc.	55,000	4,895,000
Air Products and Chemicals, Inc.	2,207	287,307
Airgas, Inc.	776	85,864
CF Industries Holdings, Inc.	572	159,714
Dow Chemical Co.	241,719	12,675,744
E.I. du Pont de Nemours & Co.	103,634	7,436,776
Eastman Chemical Co.	1,713	138,565
Ecolab, Inc.	3,107	356,777
FMC Corp.	1,528	87,386
International Flavors & Fragrances, Inc.	932	89,360
LyondellBasell Industries N.V., Class A	105,115	11,421,796
Monsanto Co.	6,042	679,785
Mosaic Co.	49,565	2,201,182
PPG Industries, Inc.	1,585	311,833
Praxair, Inc.	3,361	433,569
Sherwin-Williams Co.	957	209,574
Sigma-Aldrich Corp.	1,374	186,878

		41,657,110

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	709	91,418
Vulcan Materials Co.	1,516	91,309

		182,727

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,088	48,579
Ball Corp.	1,598	101,106
Bemis Co., Inc.	1,151	43,761
MeadWestvaco Corp.	1,947	79,710
Owens-Illinois, Inc.*	1,888	49,182
Sealed Air Corp.	2,442	85,177

		407,515

Metals & Mining (2.1%)
Alcoa, Inc.	13,544	217,923
Allegheny Technologies, Inc.	1,264	46,894
AngloGold Ashanti Ltd. (ADR)*	22,988	275,856
Barrick Gold Corp.	129,600	1,899,936
BHP Billiton plc	257,100	7,148,080
Freeport-McMoRan, Inc.	230,950	7,540,517
Goldcorp, Inc.	85,100	1,959,853
Newmont Mining Corp.	5,763	132,837
Nucor Corp.	3,677	199,588
Rio Tinto plc (ADR)	222,000	10,917,960

		30,339,444

Paper & Forest Products (0.0%)
International Paper Co.	4,915	234,642

Total Materials		72,821,438

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	319,390	11,255,304
CenturyLink, Inc.	51,558	2,108,207
Frontier Communications Corp.	11,621	75,653
Telstra Corp., Ltd.	800,000	3,712,332
Verizon Communications, Inc.	124,472	6,227,720
Windstream Holdings, Inc.	6,986	75,309

		23,454,525

Wireless Telecommunication Services (0.2%)
Vodafone Group plc	654,545	2,168,920

Total Telecommunication Services		25,623,445

Utilities (6.5%)
Electric Utilities (4.0%)
American Electric Power Co., Inc. .	105,632	5,515,047
Duke Energy Corp.	135,630	10,141,055
Edison International	3,745	209,420
Entergy Corp.	62,073	4,800,105
Exelon Corp.	239,878	8,177,441
FirstEnergy Corp.	84,852	2,848,482
HK Electric Investments & HK Electric Investments Ltd.§	1,000,000	658,094
NextEra Energy, Inc.	95,448	8,960,658
Northeast Utilities	3,630	160,809
Pepco Holdings, Inc.	2,875	76,935
Pinnacle West Capital Corp.	1,281	69,994
PPL Corp.	108,249	3,554,897
Southern Co.	185,311	8,088,825
Xcel Energy, Inc.	155,819	4,736,898

		57,998,660

Gas Utilities (0.2%)
AGL Resources, Inc.	41,384	2,124,655

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	7,664	108,676
Dynegy, Inc.*	146,583	4,230,385
NRG Energy, Inc.	3,905	119,024

		4,458,085

Multi-Utilities (2.0%)
Ameren Corp.	2,783	106,672
CenterPoint Energy, Inc.	4,932	120,686
CMS Energy Corp.	3,167	93,933
Consolidated Edison, Inc.	3,365	190,661
Dominion Resources, Inc.	93,007	6,425,854
DTE Energy Co.	2,033	154,671
Integrys Energy Group, Inc.	929	60,218
NiSource, Inc.	3,641	149,208
PG&E Corp.	188,627	8,495,760
Public Service Enterprise Group, Inc.	170,816	6,361,188
SCANA Corp.	1,642	81,459
Sempra Energy	35,661	3,757,956
TECO Energy, Inc.	152,689	2,653,735
Wisconsin Energy Corp.	2,588	111,284

		28,763,285

Total Utilities		93,344,685

Total Common Stocks (41.6%) (Cost $436,076,622)		596,307,621

	Number of Warrants	Value (Note 1)
WARRANTS:
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc., expiring 10/2/17* (Cost $—)	13,973	57,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Warrants	Value (Note 1)
Total Investments (86.1%) (Cost $1,066,792,195)		$1,235,122,802
Other Assets Less Liabilities (13.9%)		199,257,390

Net Assets (100%)		$1,434,380,192

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $89,698,430 or 6.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

EUR — European Currency Unit

PIK — Payment-in Kind Security

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,442	December-14	$142,890,986	$141,712,550	$(1,178,436)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,119,596	$76,471	$—	$36,196,067
Consumer Staples	25,113,437	—	—	25,113,437
Energy	81,193,875	1,832,816	—	83,026,691
Financials	52,560,223	6,273,216	—	58,833,439
Health Care	68,559,800	7,027,831	—	75,587,631
Industrials	52,618,120	—	1,171,346	53,789,466
Information Technology	71,971,322	—	—	71,971,322
Materials	65,673,358	7,148,080	—	72,821,438
Telecommunication Services	18,159,144	7,464,301	—	25,623,445
Utilities	92,686,591	658,094	—	93,344,685
Convertible Bonds
Energy	—	4,468,750	—	4,468,750
Financials	—	1,953,496	—	1,953,496
Materials	—	3,063,875	—	3,063,875
Convertible Preferred Stocks
Energy	—	4,888,750	—	4,888,750
Financials	20,075,325	—	—	20,075,325
Materials	2,994,000	—	—	2,994,000
Utilities	3,255,165	—	—	3,255,165
Corporate Bonds
Consumer Discretionary	—	50,170,772	—	50,170,772
Consumer Staples	—	17,981,516	—	17,981,516
Energy	—	62,343,854	—	62,343,854
Financials	—	75,305,490	—	75,305,490
Health Care	—	22,320,402	—	22,320,402
Industrials	—	15,638,393	—	15,638,393
Information Technology	—	33,879,487	—	33,879,487
Materials	—	11,473,848	—	11,473,848
Telecommunication Services	—	42,714,694	—	42,714,694
Utilities	—	25,838,742	—	25,838,742
Government Securities
Foreign Governments	—	8,111,226	—	8,111,226
Municipal Bonds	—	582,295	—	582,295
Supranational	—	8,617,553	—	8,617,553
U.S. Government Agencies	—	16,394,280	—	16,394,280
U.S. Treasuries	—	196,046,373	—	196,046,373
Preferred Stocks
Consumer Discretionary	—	—	2,000	2,000
Financials	9,040,230	—	—	9,040,230
Industrials	—	—	1,596,817	1,596,817
Warrants
Utilities	57,848	—	—	57,848

Total Assets	$600,078,034	$632,274,605	$2,770,163	$1,235,122,802

Liabilities:
Futures	$(1,178,436)	$—	$—	$(1,178,436)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Total Liabilities	$(1,178,436)	$—	$—	$(1,178,436)

Total	$598,899,598	$632,274,605	$2,770,163	$1,233,944,366

(a)	A security with a market value of $164,020 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $76,471 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,446,887
Long-term U.S. government debt securities	75,524,035

$228,970,922

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$192,881,370
Long-term U.S. government debt securities	39,189,031

$232,070,401

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,535,637
Aggregate gross unrealized depreciation	(58,312,070)

Net unrealized appreciation	$168,223,567

Federal income tax cost of investments	$1,066,899,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.*	4,323	$72,497
Cooper Tire & Rubber Co.	4,056	116,407
Cooper-Standard Holding, Inc.*	872	54,413
Dana Holding Corp.	9,854	188,901
Dorman Products, Inc.*	1,728	69,224
Drew Industries, Inc.	28,510	1,202,837
Federal-Mogul Holdings Corp.*	1,834	27,272
Fox Factory Holding Corp.*	655	10,152
Fuel Systems Solutions, Inc.*	838	7,467
Gentex Corp.	88,000	2,355,760
Gentherm, Inc.*	2,210	93,328
Modine Manufacturing Co.*	2,991	35,503
Motorcar Parts of America, Inc.*	1,076	29,278
Remy International, Inc.	939	19,278
Shiloh Industries, Inc.*	536	9,117
Spartan Motors, Inc.	2,377	11,101
Standard Motor Products, Inc.	1,266	43,588
Stoneridge, Inc.*	1,607	18,111
Strattec Security Corp.	220	17,897
Superior Industries International, Inc.	1,475	25,857
Tenneco, Inc.*	3,810	199,301
Tower International, Inc.*	1,313	33,074

		4,640,363

Automobiles (1.3%)
Thor Industries, Inc.	73,000	3,759,500
Winnebago Industries, Inc.*	35,692	777,015

		4,536,515

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,423	75,476
Pool Corp.	2,817	151,893
VOXX International Corp.*	1,170	10,881
Weyco Group, Inc.	432	10,847

		249,097

Diversified Consumer Services (0.3%)
2U, Inc.*	653	10,180
American Public Education, Inc.*	1,100	29,689
Ascent Capital Group, Inc., Class A*	887	53,397
Bridgepoint Education, Inc.*	984	10,981
Bright Horizons Family Solutions, Inc.*	1,959	82,396
Capella Education Co.	693	43,382
Career Education Corp.*	4,291	21,798
Carriage Services, Inc.	1,001	17,347
Chegg, Inc.*	4,723	29,471
Collectors Universe, Inc.	432	9,504
Education Management Corp.*	1,743	1,900
Grand Canyon Education, Inc.*	2,942	119,945
Houghton Mifflin Harcourt Co.*	6,813	132,445
ITT Educational Services, Inc.*	1,548	6,641
K12, Inc.*	2,194	35,016
Liberty Tax, Inc.*	226	7,300
LifeLock, Inc.*	5,147	73,551
Matthews International Corp., Class A	1,904	83,567
Regis Corp.	2,797	44,640
Sotheby’s, Inc.	3,828	136,736
Steiner Leisure Ltd.*	920	34,583
Strayer Education, Inc.*	707	42,335
Universal Technical Institute, Inc.	1,351	12,632
Weight Watchers International, Inc.*	1,747	47,938

		1,087,374

Hotels, Restaurants & Leisure (0.9%)
Belmond Ltd., Class A*	6,161	71,837
Biglari Holdings, Inc.*	110	37,374
BJ’s Restaurants, Inc.*	1,515	54,525
Bloomin’ Brands, Inc.*	4,921	90,251
Bob Evans Farms, Inc.	1,575	74,561
Boyd Gaming Corp.*	4,933	50,119
Bravo Brio Restaurant Group, Inc.*	1,290	16,731
Buffalo Wild Wings, Inc.*	1,196	160,587
Caesars Acquisition Co., Class A*	2,892	27,387
Caesars Entertainment Corp.*	3,263	41,049
Carrols Restaurant Group, Inc.*	2,257	16,047
Cheesecake Factory, Inc.	3,133	142,552
Churchill Downs, Inc.	821	80,048
Chuy’s Holdings, Inc.*	1,069	33,556
ClubCorp Holdings, Inc.	1,359	26,949
Cracker Barrel Old Country Store, Inc.	1,190	122,796
Del Frisco’s Restaurant Group, Inc.*	1,511	28,921
Denny’s Corp.*	5,652	39,734
Diamond Resorts International, Inc.*	2,244	51,073
DineEquity, Inc.	1,058	86,322
Einstein Noah Restaurant Group, Inc.	684	13,789
El Pollo Loco Holdings, Inc.*	494	17,740
Empire Resorts, Inc.*	951	6,381
Famous Dave’s of America, Inc.*	300	8,076
Fiesta Restaurant Group, Inc.*	1,711	85,002
Ignite Restaurant Group, Inc.*	441	2,646
International Speedway Corp., Class A	1,781	56,351
Interval Leisure Group, Inc.	2,505	47,720
Intrawest Resorts Holdings, Inc.*	861	8,326
Isle of Capri Casinos, Inc.*	1,150	8,625
Jack in the Box, Inc.	2,509	171,089
Jamba, Inc.*	1,062	15,102
Krispy Kreme Doughnuts, Inc.*	4,171	71,574
La Quinta Holdings, Inc.*	2,809	53,343
Life Time Fitness, Inc.*	2,601	131,194
Marcus Corp.	1,208	19,086
Marriott Vacations Worldwide Corp.*	1,757	111,411
Monarch Casino & Resort, Inc.*	641	7,634
Morgans Hotel Group Co.*	1,965	15,858
Multimedia Games Holding Co., Inc.*	1,905	68,599
Nathan’s Famous, Inc.*	189	12,793
Noodles & Co.*	690	13,241
Papa John’s International, Inc.	1,905	76,181
Papa Murphy’s Holdings, Inc.*	351	3,580
Penn National Gaming, Inc.*	4,994	55,983
Pinnacle Entertainment, Inc.*	3,717	93,260
Popeyes Louisiana Kitchen, Inc.*	1,513	61,277
Potbelly Corp.*	960	11,194
Red Robin Gourmet Burgers, Inc.*	907	51,608
Ruby Tuesday, Inc.*	4,032	23,748
Ruth’s Hospitality Group, Inc.	2,312	25,524
Scientific Games Corp., Class A*	3,145	33,872
Sonic Corp.*	3,471	77,612
Speedway Motorsports, Inc.	739	12,607
Texas Roadhouse, Inc.	4,446	123,777
Vail Resorts, Inc.	2,269	196,858
Zoe’s Kitchen, Inc.*	369	11,350

		3,056,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.9%)
Beazer Homes USA, Inc.*	1,750	$29,365
Cavco Industries, Inc.*	565	38,420
Century Communities, Inc.*	122	2,117
CSS Industries, Inc.	619	15,011
Dixie Group, Inc.*	952	8,254
Ethan Allen Interiors, Inc.	1,636	37,301
Flexsteel Industries, Inc.	302	10,186
Helen of Troy Ltd.*	1,815	95,324
Hooker Furniture Corp.	58,000	882,180
Hovnanian Enterprises, Inc., Class A*	7,459	27,375
Installed Building Products, Inc.*	499	7,011
iRobot Corp.*	1,862	56,698
KB Home	5,346	79,869
La-Z-Boy, Inc.	153,350	3,034,796
LGI Homes, Inc.*	905	16,616
Libbey, Inc.*	1,396	36,659
Lifetime Brands, Inc.	716	10,962
M.D.C. Holdings, Inc.	23,836	603,527
M/I Homes, Inc.*	53,541	1,061,183
Meritage Homes Corp.*	2,500	88,750
NACCO Industries, Inc., Class A	307	15,267
New Home Co., Inc.*	539	7,276
Ryland Group, Inc.	2,990	99,388
Skullcandy, Inc.*	1,366	10,641
Standard Pacific Corp.*	9,253	69,305
TRI Pointe Homes, Inc.*	9,346	120,937
Turtle Beach Corp.*	441	3,374
UCP, Inc., Class A*	507	6,059
Universal Electronics, Inc.*	1,007	49,716
WCI Communities, Inc.*	733	13,516
William Lyon Homes, Class A*	1,114	24,619

		6,561,702

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,098	7,895
Blue Nile, Inc.*	791	22,583
Coupons.com, Inc.*	772	9,233
FTD Cos., Inc.*	1,215	41,444
Gaiam, Inc., Class A*	945	6,936
HSN, Inc.	2,068	126,913
Lands’ End, Inc.*	1,061	43,628
Nutrisystem, Inc.	1,780	27,359
Orbitz Worldwide, Inc.*	3,302	25,987
Overstock.com, Inc.*	681	11,482
PetMed Express, Inc.	1,309	17,802
RetailMeNot, Inc.*	1,972	31,868
Shutterfly, Inc.*	2,449	119,364
ValueVision Media, Inc., Class A*	2,887	14,810

		507,304

Leisure Products (0.8%)
Arctic Cat, Inc.	812	28,274
Black Diamond, Inc.*	1,489	11,257
Brunswick Corp.	55,849	2,353,477
Callaway Golf Co.	4,851	35,121
Escalade, Inc.	631	7,610
JAKKS Pacific, Inc.*	1,288	9,145
Johnson Outdoors, Inc., Class A	326	8,443
LeapFrog Enterprises, Inc.*	4,182	25,050
Malibu Boats, Inc., Class A*	563	10,427
Marine Products Corp.	798	6,296
Nautilus, Inc.*	2,049	24,526
Smith & Wesson Holding Corp.*	3,524	33,267
Sturm Ruger & Co., Inc.	1,240	60,376

		2,613,269

Media (0.4%)
AH Belo Corp., Class A	1,161	12,388
AMC Entertainment Holdings, Inc., Class A	1,378	31,680
Carmike Cinemas, Inc.*	1,523	47,183
Central European Media Enterprises Ltd., Class A*	4,500	10,125
Crown Media Holdings, Inc., Class A*	2,295	7,344
Cumulus Media, Inc., Class A*	9,143	36,846
Daily Journal Corp.*	72	12,996
Dex Media, Inc.*	950	9,082
Entercom Communications Corp., Class A*	1,506	12,093
Entravision Communications Corp., Class A	3,543	14,030
Eros International plc*	1,379	20,147
EW Scripps Co., Class A*	1,961	31,984
Global Sources Ltd.*	1,004	6,737
Gray Television, Inc.*	3,157	24,877
Harte-Hanks, Inc.	3,137	19,983
Hemisphere Media Group, Inc.*	517	5,511
Journal Communications, Inc., Class A*	2,918	24,599
Lee Enterprises, Inc.*	3,407	11,516
Loral Space & Communications, Inc.*	829	59,531
Martha Stewart Living Omnimedia, Inc., Class A*	1,794	6,458
McClatchy Co., Class A*	3,881	13,040
MDC Partners, Inc., Class A	2,720	52,197
Media General, Inc.*	3,477	45,583
Meredith Corp.	2,293	98,140
National CineMedia, Inc.	3,863	56,052
New Media Investment Group, Inc.	2,206	36,686
New York Times Co., Class A	8,833	99,106
Nexstar Broadcasting Group, Inc., Class A	1,899	76,758
Radio One, Inc., Class D*	1,473	4,684
ReachLocal, Inc.*	720	2,599
Reading International, Inc., Class A*	1,224	10,282
Rentrak Corp.*	638	38,880
Saga Communications, Inc., Class A	234	7,858
Salem Communications Corp., Class A	714	5,434
Scholastic Corp.	1,695	54,782
SFX Entertainment, Inc.*	2,826	14,187
Sinclair Broadcast Group, Inc., Class A	4,292	111,978
Sizmek, Inc.*	1,408	10,898
Time, Inc.*	6,903	161,737
Townsquare Media, Inc.*	267	3,209
World Wrestling Entertainment, Inc., Class A	1,898	26,135

		1,335,335

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.	989	8,268
Burlington Stores, Inc.*	1,828	72,864
Fred’s, Inc., Class A	2,302	32,228
Tuesday Morning Corp.*	2,746	53,286

		166,646

Specialty Retail (5.3%)
Aeropostale, Inc.*	5,107	16,802
American Eagle Outfitters, Inc.	12,204	177,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
America’s Car-Mart, Inc.*	478	$18,924
ANN, Inc.*	2,939	120,881
Asbury Automotive Group, Inc.*	1,916	123,429
Barnes & Noble, Inc.*	2,538	50,100
bebe stores, Inc.	1,742	4,041
Big 5 Sporting Goods Corp.	1,211	11,347
Brown Shoe Co., Inc.	102,484	2,780,391
Buckle, Inc.	1,793	81,384
Build-A-Bear Workshop, Inc.*	785	10,268
Cato Corp., Class A	46,754	1,611,143
Children’s Place, Inc.	1,412	67,296
Christopher & Banks Corp.*	2,336	23,103
Citi Trends, Inc.*	975	21,547
Conn’s, Inc.*	1,769	53,548
Container Store Group, Inc.*	1,097	23,882
Destination Maternity Corp.	887	13,695
Destination XL Group, Inc.*	2,262	10,677
Express, Inc.*	5,382	84,013
Finish Line, Inc., Class A	2,985	74,715
Five Below, Inc.*	3,404	134,832
Francesca’s Holdings Corp.*	2,694	37,527
GameStop Corp., Class A	3,500	144,200
Genesco, Inc.*	29,598	2,212,450
Group 1 Automotive, Inc.	51,046	3,711,555
Guess?, Inc.	3,916	86,035
Haverty Furniture Cos., Inc.	1,302	28,371
hhgregg, Inc.*	817	5,155
Hibbett Sports, Inc.*	1,655	70,553
Kirkland’s, Inc.*	881	14,193
Lithia Motors, Inc., Class A	1,429	108,161
Lumber Liquidators Holdings, Inc.*	1,754	100,645
MarineMax, Inc.*	1,562	26,320
Mattress Firm Holding Corp.*	959	57,598
Men’s Wearhouse, Inc.	57,612	2,720,439
Monro Muffler Brake, Inc.	2,015	97,788
New York & Co., Inc.*	1,964	5,951
Office Depot, Inc.*	33,502	172,200
Outerwall, Inc.*	1,302	73,042
Pacific Sunwear of California, Inc.*	3,118	5,612
Pep Boys-Manny, Moe & Jack*	145,327	1,294,864
Pier 1 Imports, Inc.	6,030	71,697
Rent-A-Center, Inc.	3,363	102,067
Restoration Hardware Holdings, Inc.*	1,968	156,554
Sears Hometown and Outlet Stores, Inc.*	728	11,284
Select Comfort Corp.*	3,472	72,634
Shoe Carnival, Inc.	991	17,650
Sonic Automotive, Inc., Class A	2,569	62,966
Sportsman’s Warehouse Holdings, Inc.*	599	4,034
Stage Stores, Inc.	2,025	34,648
Stein Mart, Inc.	1,840	21,252
Systemax, Inc.*	773	9,639
Tile Shop Holdings, Inc.*	1,782	16,483
Tilly’s, Inc., Class A*	653	4,911
Vitamin Shoppe, Inc.*	1,957	86,871
West Marine, Inc.*	76,642	689,778
Winmark Corp.	161	11,833
Zumiez, Inc.*	1,311	36,839

		17,897,019

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,624	58,107
Crocs, Inc.*	5,597	70,410
Culp, Inc.	554	10,055
G-III Apparel Group Ltd.*	1,203	99,681
Iconix Brand Group, Inc.*	2,828	104,466
Movado Group, Inc.	1,165	38,515
Oxford Industries, Inc.	927	56,538
Perry Ellis International, Inc.*	755	15,364
Quiksilver, Inc.*	8,704	14,971
Sequential Brands Group, Inc.*	1,073	13,412
Skechers U.S.A., Inc., Class A*	2,464	131,356
Steven Madden Ltd.*	3,652	117,704
Tumi Holdings, Inc.*	3,235	65,832
Unifi, Inc.*	931	24,113
Vera Bradley, Inc.*	1,417	29,304
Vince Holding Corp.*	701	21,212
Wolverine World Wide, Inc.	6,373	159,707

		1,030,747

Total Consumer Discretionary		43,681,801

Consumer Staples (2.2%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	526	116,646
Coca-Cola Bottling Co. Consolidated	307	22,911
Craft Brew Alliance, Inc.*	642	9,245
National Beverage Corp.*	717	13,981

		162,783

Food & Staples Retailing (0.3%)
Andersons, Inc.	1,755	110,354
Casey’s General Stores, Inc.	2,401	172,152
Chefs’ Warehouse, Inc.*	1,175	19,106
Fairway Group Holdings Corp.*	1,159	4,335
Fresh Market, Inc.*	2,734	95,499
Ingles Markets, Inc., Class A	844	19,994
Liberator Medical Holdings, Inc.	2,006	6,279
Natural Grocers by Vitamin Cottage, Inc.*	548	8,921
Pantry, Inc.*	1,505	30,446
PriceSmart, Inc.	1,148	98,315
Roundy’s, Inc.	2,446	7,314
SpartanNash Co.	2,425	47,166
SUPERVALU, Inc.*	12,942	115,701
United Natural Foods, Inc.*	3,120	191,755
Village Super Market, Inc., Class A	388	8,839
Weis Markets, Inc.	639	24,940

		961,116

Food Products (1.7%)
Alico, Inc.	169	6,439
Annie’s, Inc.*	1,085	49,802
B&G Foods, Inc.	3,422	94,276
Boulder Brands, Inc.*	3,929	53,552
Calavo Growers, Inc.	865	39,046
Cal-Maine Foods, Inc.	978	87,365
Chiquita Brands International, Inc.*	3,032	43,054
Darling Ingredients, Inc.*	10,356	189,722
Dean Foods Co.	5,960	78,970
Diamond Foods, Inc.*	1,391	39,797
Farmer Bros Co.*	499	14,446
Fresh Del Monte Produce, Inc.	2,308	73,625
GrainCorp Ltd., Class A	200,000	1,497,190
Inventure Foods, Inc.*	992	12,856
J&J Snack Foods Corp.	952	89,069
John B. Sanfilippo & Son, Inc.	532	17,216
Lancaster Colony Corp.	1,157	98,669
Lifeway Foods, Inc.*	312	4,327
Limoneira Co.	732	17,341
Maple Leaf Foods, Inc.	165,000	2,816,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Protein Corp.*	1,346	$16,825
Post Holdings, Inc.*	2,821	93,601
Sanderson Farms, Inc.	1,451	127,615
Seaboard Corp.*	17	45,475
Seneca Foods Corp., Class A*	501	14,329
Snyder’s-Lance, Inc.	3,033	80,375
Tootsie Roll Industries, Inc.	1,202	33,644
TreeHouse Foods, Inc.*	2,641	212,601

		5,948,138

Household Products (0.0%)
Central Garden & Pet Co., Class A*	2,776	22,319
Harbinger Group, Inc.*	5,285	69,339
Oil-Dri Corp. of America	278	7,248
Orchids Paper Products Co.	513	12,599
WD-40 Co.	957	65,038

		176,543

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,683	28,173
Female Health Co.	1,269	4,429
IGI Laboratories, Inc.*	2,054	19,143
Inter Parfums, Inc.	1,081	29,728
Medifast, Inc.*	851	27,938
Nature’s Sunshine Products, Inc.	700	10,381
Nutraceutical International Corp.*	547	11,438
Revlon, Inc., Class A*	743	23,546
Synutra International, Inc.*	1,233	5,585
USANA Health Sciences, Inc.*	368	27,107

		187,468

Tobacco (0.1%)
22nd Century Group, Inc.*	2,619	6,600
Alliance One International, Inc.*	5,361	10,561
Universal Corp.	1,483	65,830
Vector Group Ltd.	4,379	97,115

		180,106

Total Consumer Staples		7,616,154

Energy (7.1%)
Energy Equipment & Services (5.4%)
Aspen Aerogels, Inc.*	213	2,147
Atwood Oceanics, Inc.*	58,500	2,555,865
Basic Energy Services, Inc.*	2,040	44,248
Bristow Group, Inc.	53,840	3,618,048
C&J Energy Services, Inc.*	2,895	88,442
CARBO Ceramics, Inc.	1,236	73,208
CHC Group Ltd.*	2,146	12,018
Dawson Geophysical Co.	507	9,217
Era Group, Inc.*	1,324	28,797
Exterran Holdings, Inc.	3,686	163,327
Forum Energy Technologies, Inc.*	3,740	114,481
Geospace Technologies Corp.*	847	29,772
Glori Energy, Inc.*	771	6,091
Gulf Island Fabrication, Inc.	905	15,566
Gulfmark Offshore, Inc., Class A	1,707	53,514
Helix Energy Solutions Group, Inc.*	103,945	2,293,027
Hercules Offshore, Inc.*	10,437	22,961
Hornbeck Offshore Services, Inc.*	2,308	75,541
Hunting plc	6,400	92,600
Independence Contract Drilling, Inc.*	479	5,628
ION Geophysical Corp.*	8,263	23,054
Key Energy Services, Inc.*	8,392	40,617
Matrix Service Co.*	1,661	40,063
McDermott International, Inc.*	15,174	86,795
Mitcham Industries, Inc.*	831	9,183
Natural Gas Services Group, Inc.*	825	19,858
Newpark Resources, Inc.*	5,421	67,437
North Atlantic Drilling Ltd.	4,554	30,330
Nuverra Environmental Solutions, Inc.*	995	14,676
Oil States International, Inc.*	31,300	1,937,470
Parker Drilling Co.*	7,885	38,952
PHI, Inc. (Non-Voting)*	822	33,825
Pioneer Energy Services Corp.*	3,977	55,758
Profire Energy, Inc.*	837	3,474
RigNet, Inc.*	743	30,054
Rowan Cos., plc, Class A	61,700	1,561,627
SEACOR Holdings, Inc.*	1,297	97,016
Tesco Corp.	2,212	43,908
TETRA Technologies, Inc.*	4,985	53,938
Tidewater, Inc.	37,600	1,467,528
Unit Corp.*	57,500	3,372,375
Vantage Drilling Co.*	13,117	16,659
Willbros Group, Inc.*	2,624	21,858

		18,370,953

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	5,783	30,534
Adams Resources & Energy, Inc.	150	6,643
Alon USA Energy, Inc.	1,663	23,881
Alpha Natural Resources, Inc.*	13,920	34,522
American Eagle Energy Corp.*	1,924	7,831
Amyris, Inc.*	1,790	6,784
Apco Oil and Gas International, Inc.*	536	6,909
Approach Resources, Inc.*	2,509	36,380
Arch Coal, Inc.	13,349	28,300
Ardmore Shipping Corp.	1,130	12,317
Bill Barrett Corp.*	3,117	68,699
Bonanza Creek Energy, Inc.*	2,096	119,262
BPZ Resources, Inc.*	7,541	14,403
Callon Petroleum Co.*	3,369	29,681
Carrizo Oil & Gas, Inc.*	2,869	154,410
Clayton Williams Energy, Inc.*	372	35,879
Clean Energy Fuels Corp.*	4,453	34,733
Cloud Peak Energy, Inc.*	3,899	49,205
Comstock Resources, Inc.	3,059	56,959
Contango Oil & Gas Co.*	1,110	36,896
Delek U.S. Holdings, Inc.	3,698	122,478
DHT Holdings, Inc.	5,483	33,775
Diamondback Energy, Inc.*	2,631	196,746
Dorian LPG Ltd.*	468	8,340
Eclipse Resources Corp.*	1,888	31,379
Emerald Oil, Inc.*	3,729	22,933
Energen Corp.	26,500	1,914,360
Energy XXI Bermuda Ltd.	5,958	67,623
Evolution Petroleum Corp.	1,253	11,503
EXCO Resources, Inc.	9,660	32,264
Forest Oil Corp.*	7,672	8,976
Frontline Ltd.*	4,564	5,751
FX Energy, Inc.*	3,490	10,610
GasLog Ltd.	2,688	59,163
Gastar Exploration, Inc.*	4,272	25,077
Goodrich Petroleum Corp.*	2,223	32,945
Green Plains, Inc.	2,390	89,362
Halcon Resources Corp.*	16,666	65,997
Hallador Energy Co.	674	7,980
Harvest Natural Resources, Inc.*	2,680	9,836
Isramco, Inc.*	49	5,986
Jones Energy, Inc., Class A*	676	12,695
Kodiak Oil & Gas Corp.*	16,861	228,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Magnum Hunter Resources Corp.*	12,705	$70,767
Matador Resources Co.*	4,608	119,117
Midstates Petroleum Co., Inc.*	2,374	11,989
Miller Energy Resources, Inc.*	1,822	8,017
Navios Maritime Acquisition Corp.	5,140	13,929
Nordic American Offshore Ltd.	1,056	18,607
Nordic American Tankers Ltd.	5,697	45,291
Northern Oil and Gas, Inc.*	3,901	55,472
Pacific Ethanol, Inc.*	1,487	20,758
Panhandle Oil and Gas, Inc., Class A	454	27,104
Parsley Energy, Inc., Class A*	3,330	71,029
PDC Energy, Inc.*	2,250	113,152
Penn Virginia Corp.*	4,194	53,306
PetroQuest Energy, Inc.*	3,745	21,047
Quicksilver Resources, Inc.*	8,111	4,889
Renewable Energy Group, Inc.*	2,186	22,188
Resolute Energy Corp.*	4,962	31,112
REX American Resources Corp.*	401	29,225
Rex Energy Corp.*	3,091	39,163
Ring Energy, Inc.*	1,183	17,437
Rosetta Resources, Inc.*	3,878	172,804
RSP Permian, Inc.*	1,403	35,861
Sanchez Energy Corp.*	3,214	84,400
Scorpio Tankers, Inc.	10,666	88,634
SemGroup Corp., Class A	2,678	222,997
Ship Finance International Ltd.	3,705	62,689
Solazyme, Inc.*	4,846	36,151
Stone Energy Corp.*	3,530	110,701
Swift Energy Co.*	2,809	26,966
Synergy Resources Corp.*	4,251	51,820
Teekay Tankers Ltd., Class A	3,844	14,338
TransAtlantic Petroleum Ltd.*	1,424	12,802
Triangle Petroleum Corp.*	4,830	53,178
VAALCO Energy, Inc.*	3,188	27,098
Vertex Energy, Inc.*	758	5,276
W&T Offshore, Inc.	2,176	23,936
Warren Resources, Inc.*	4,726	25,048
Western Refining, Inc.	3,351	140,708
Westmoreland Coal Co.*	906	33,893

		5,821,710

Total Energy		24,192,663

Financials (13.0%)
Banks (3.0%)
1st Source Corp.	934	26,600
1st United Bancorp, Inc./Florida	1,878	16,001
American National Bankshares, Inc.	510	11,603
Ameris Bancorp	1,655	36,327
Ames National Corp.	520	11,622
Arrow Financial Corp.	682	17,107
BancFirst Corp.	400	25,024
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,872	57,433
Bancorp, Inc./Delaware*	2,159	18,546
BancorpSouth, Inc.	6,147	123,801
Bank of Kentucky Financial Corp.	404	18,677
Bank of Marin Bancorp/California	378	17,346
Bank of the Ozarks, Inc.	5,002	157,663
Banner Corp.	1,271	48,895
BBCN Bancorp, Inc.	5,075	74,044
Blue Hills Bancorp, Inc.*	1,546	20,284
BNC Bancorp	1,225	19,184
Boston Private Financial Holdings, Inc.	5,116	63,387
Bridge Bancorp, Inc.	743	17,572
Bridge Capital Holdings*	524	11,916
Bryn Mawr Bank Corp.	889	25,185
C1 Financial, Inc.*	109	1,976
Camden National Corp.	450	15,750
Capital Bank Financial Corp., Class A*	1,586	37,874
Capital City Bank Group, Inc.	660	8,936
Cardinal Financial Corp.	2,006	34,242
Cascade Bancorp*	1,987	10,034
Cathay General Bancorp	4,968	123,355
Centerstate Banks, Inc.	2,265	23,443
Central Pacific Financial Corp.	1,045	18,737
Century Bancorp, Inc./Massachusetts, Class A	199	6,889
Chemical Financial Corp.	51,296	1,379,349
Citizens & Northern Corp.	819	15,561
City Holding Co.	989	41,667
CNB Financial Corp./Pennsylvania	871	13,675
CoBiz Financial, Inc.	2,362	26,407
Columbia Banking System, Inc.	3,350	83,114
Community Bank System, Inc.	2,581	86,696
Community Trust Bancorp, Inc.	1,012	34,034
CommunityOne Bancorp*	720	6,350
ConnectOne Bancorp, Inc.	1,459	27,794
CU Bancorp*	661	12,427
Customers Bancorp, Inc.*	1,628	29,239
CVB Financial Corp.	6,755	96,934
Eagle Bancorp, Inc.*	1,480	47,094
Enterprise Bancorp, Inc./Massachusetts	511	9,627
Enterprise Financial Services Corp.	1,254	20,967
F.N.B. Corp./Pennsylvania	10,606	127,166
FCB Financial Holdings, Inc., Class A*	384	8,721
Fidelity Southern Corp.	1,069	14,645
Financial Institutions, Inc.	910	20,457
First Bancorp, Inc./Maine	632	10,535
First Bancorp/North Carolina	1,297	20,778
First BanCorp/Puerto Rico*	6,629	31,488
First Busey Corp.	4,810	26,792
First Business Financial Services, Inc.	253	11,107
First Citizens BancShares, Inc./North Carolina, Class A	483	104,632
First Commonwealth Financial Corp.	6,011	50,432
First Community Bancshares, Inc./Virginia	1,104	15,776
First Connecticut Bancorp, Inc./Connecticut	1,119	16,226
First Financial Bancorp	3,675	58,175
First Financial Bankshares, Inc.	4,084	113,494
First Financial Corp./Indiana	739	22,872
First Interstate BancSystem, Inc.	1,164	30,927
First Merchants Corp.	2,314	46,766
First Midwest Bancorp, Inc./Illinois	4,811	77,409
First NBC Bank Holding Co.*	954	31,244
First of Long Island Corp.	522	17,983
FirstMerit Corp.	10,308	181,421
Flushing Financial Corp.	1,932	35,298
German American Bancorp, Inc.	843	21,758
Glacier Bancorp, Inc.	4,742	122,628
Great Southern Bancorp, Inc.	680	20,631
Green Bancorp, Inc.*	113	1,938
Guaranty Bancorp	887	11,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hampton Roads Bankshares, Inc.*	2,564	$3,923
Hancock Holding Co.	5,127	164,320
Hanmi Financial Corp.	2,070	41,731
Heartland Financial USA, Inc.	982	23,450
Heritage Commerce Corp.	1,240	10,180
Heritage Financial Corp./Washington	1,919	30,397
Heritage Oaks Bancorp	1,490	10,430
Home BancShares, Inc./Arkansas	3,460	101,759
HomeTrust Bancshares, Inc.*	1,334	19,490
Horizon Bancorp/Indiana	576	13,271
Hudson Valley Holding Corp.	949	17,224
Iberiabank Corp.	1,961	122,582
Independent Bank Corp./Massachusetts	1,516	54,152
Independent Bank Corp./Michigan	1,245	14,840
Independent Bank Group, Inc.	584	27,711
International Bancshares Corp.	3,436	84,749
Investors Bancorp, Inc.	22,684	229,789
Lakeland Bancorp, Inc.	2,468	24,088
Lakeland Financial Corp.	1,035	38,813
Macatawa Bank Corp.	1,590	7,632
MainSource Financial Group, Inc.	1,355	23,374
MB Financial, Inc.	4,123	114,125
Mercantile Bank Corp.	1,066	20,307
Merchants Bancshares, Inc./Vermont	363	10,233
Metro Bancorp, Inc.*	929	22,528
MidSouth Bancorp, Inc.	506	9,462
MidWestOne Financial Group, Inc.	437	10,055
National Bank Holdings Corp., Class A	2,647	50,611
National Bankshares, Inc./Virginia	440	12,214
National Penn Bancshares, Inc.	7,496	72,786
NBT Bancorp, Inc.	2,788	62,786
NewBridge Bancorp*	2,136	16,212
Northrim BanCorp, Inc.	399	10,546
OFG Bancorp	66,879	1,001,847
Old Line Bancshares, Inc.	529	8,189
Old National Bancorp/Indiana	7,049	91,426
OmniAmerican Bancorp, Inc.	742	19,285
Opus Bank*	320	9,802
Pacific Continental Corp.	1,151	14,790
Pacific Premier Bancorp, Inc.*	1,081	15,188
Palmetto Bancshares, Inc.	349	4,935
Park National Corp.	809	61,015
Park Sterling Corp.	2,962	19,638
Peapack-Gladstone Financial Corp.	740	12,950
Penns Woods Bancorp, Inc.	296	12,506
Peoples Bancorp, Inc./Ohio	16,865	400,544
Peoples Financial Services Corp.	481	22,121
Pinnacle Financial Partners, Inc.	2,197	79,312
Preferred Bank/California*	742	16,710
PrivateBancorp, Inc.	4,470	133,698
Prosperity Bancshares, Inc.	4,405	251,834
Renasant Corp.	2,025	54,776
Republic Bancorp, Inc./Kentucky, Class A	642	15,209
Republic First Bancorp, Inc.*	1,963	7,636
S&T Bancorp, Inc.	1,890	44,339
Sandy Spring Bancorp, Inc.	1,569	35,914
Seacoast Banking Corp. of Florida*	1,195	13,061
ServisFirst Bancshares, Inc.	123	3,542
Sierra Bancorp	853	14,296
Simmons First National Corp., Class A	1,038	39,984
South State Corp.	1,544	86,340
Southside Bancshares, Inc.	1,219	40,532
Southwest Bancorp, Inc./Oklahoma	1,293	21,205
Square 1 Financial, Inc., Class A*	379	7,288
State Bank Financial Corp.	2,041	33,146
Sterling Bancorp/Delaware	5,347	68,388
Stock Yards Bancorp, Inc.	931	28,023
Stonegate Bank	636	16,377
Suffolk Bancorp	725	14,072
Sun Bancorp, Inc./New Jersey*	511	9,254
Susquehanna Bancshares, Inc.	11,967	119,670
Talmer Bancorp, Inc., Class A	1,136	15,711
Texas Capital Bancshares, Inc.*	2,715	156,601
Tompkins Financial Corp.	958	42,229
Towne Bank/Virginia	1,883	25,571
Trico Bancshares	1,006	22,756
TriState Capital Holdings, Inc.*	1,402	12,716
Trustmark Corp.	4,302	99,097
UMB Financial Corp.	2,365	129,011
Umpqua Holdings Corp.	10,441	171,963
Union Bankshares Corp.	2,951	68,168
United Bankshares, Inc./West Virginia	4,296	132,875
United Community Banks, Inc./Georgia	3,196	52,606
Univest Corp. of Pennsylvania	1,013	18,994
Valley National Bancorp	12,708	123,141
ViewPoint Financial Group, Inc.	2,556	61,191
Washington Trust Bancorp, Inc.	956	31,538
Webster Financial Corp.	5,634	164,175
WesBanco, Inc.	1,655	50,626
West Bancorp, Inc.	1,017	14,370
Westamerica Bancorp	1,682	78,247
Western Alliance Bancorp*	4,792	114,529
Wilshire Bancorp, Inc.	4,495	41,489
Wintrust Financial Corp.	2,918	130,347
Yadkin Financial Corp.*	1,251	22,718

		10,388,951

Capital Markets (0.5%)
Actua Corp.*	2,640	42,293
Arlington Asset Investment Corp., Class A	1,322	33,592
BGC Partners, Inc., Class A	11,089	82,391
Calamos Asset Management, Inc., Class A	1,072	12,081
CIFC Corp.	323	2,923
Cohen & Steers, Inc.	1,234	47,435
CorEnergy Infrastructure Trust, Inc. (REIT)	1,951	14,594
Cowen Group, Inc., Class A*	7,372	27,645
Diamond Hill Investment Group, Inc.	180	22,149
Evercore Partners, Inc., Class A	2,119	99,593
FBR & Co.*	398	10,953
Financial Engines, Inc.	3,289	112,533
FXCM, Inc., Class A	2,910	46,124
GAMCO Investors, Inc., Class A	422	29,852
GFI Group, Inc.	4,508	24,388
Greenhill & Co., Inc.	1,807	84,007
HFF, Inc., Class A	2,103	60,882
INTL FCStone, Inc.*	1,012	17,528
Investment Technology Group, Inc.*	2,311	36,421
Janus Capital Group, Inc.	9,560	139,002
KCG Holdings, Inc., Class A*	2,818	28,546
Ladenburg Thalmann Financial Services, Inc.*	6,180	26,203
Manning & Napier, Inc.	879	14,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Marcus & Millichap, Inc.*	510	$15,433
Moelis & Co.	473	16,153
Oppenheimer Holdings, Inc., Class A	618	12,515
Piper Jaffray Cos.*	1,007	52,606
Pzena Investment Management, Inc., Class A	675	6,446
RCS Capital Corp., Class A	515	11,598
Safeguard Scientifics, Inc.*	1,280	23,552
Silvercrest Asset Management Group, Inc., Class A	417	5,680
Stifel Financial Corp.*	4,141	194,172
SWS Group, Inc.*	1,671	11,513
Virtus Investment Partners, Inc.	454	78,860
Walter Investment Management Corp.*	2,438	53,514
Westwood Holdings Group, Inc.	462	26,191
WisdomTree Investments, Inc.*	6,873	78,215

		1,602,341

Consumer Finance (0.2%)
Cash America International, Inc.	1,802	78,928
Consumer Portfolio Services, Inc.*	1,331	8,532
Credit Acceptance Corp.*	448	56,479
Encore Capital Group, Inc.*	1,645	72,890
Ezcorp, Inc., Class A*	3,352	33,218
First Cash Financial Services, Inc.*	1,808	101,212
Green Dot Corp., Class A*	2,001	42,301
JW Wentworth Co., Class A*	731	9,057
Nelnet, Inc., Class A	1,325	57,094
Nicholas Financial, Inc.*	630	7,302
Portfolio Recovery Associates, Inc.*	3,153	164,681
Regional Management Corp.*	669	12,009
Springleaf Holdings, Inc.*	1,513	48,310
World Acceptance Corp.*	479	32,332

		724,345

Diversified Financial Services (0.1%)
Gain Capital Holdings, Inc.	1,472	9,377
MarketAxess Holdings, Inc.	2,375	146,917
Marlin Business Services Corp.	513	9,398
NewStar Financial, Inc.*	1,711	19,232
PHH Corp.*	3,667	81,994
PICO Holdings, Inc.*	1,469	29,306
Resource America, Inc., Class A	947	8,817
Tiptree Financial, Inc., Class A*	523	4,320

		309,361

Insurance (5.4%)
Ambac Financial Group, Inc.*	2,863	63,272
American Equity Investment Life Holding Co.	4,741	108,474
AMERISAFE, Inc.	1,217	47,597
AmTrust Financial Services, Inc.	1,923	76,574
Argo Group International Holdings Ltd.	1,618	81,402
Arthur J. Gallagher & Co.	29,000	1,315,440
Aspen Insurance Holdings Ltd.	47,000	2,010,190
Assurant, Inc.	1,425	91,627
Atlas Financial Holdings, Inc.*	735	10,172
Baldwin & Lyons, Inc., Class B	614	15,166
Citizens, Inc./Texas*	2,872	18,553
CNO Financial Group, Inc.	13,660	231,674
Crawford & Co., Class B	1,863	15,370
Donegal Group, Inc., Class A	450	6,912
eHealth, Inc.*	1,091	26,326
EMC Insurance Group, Inc.	327	9,444
Employers Holdings, Inc.	2,039	39,251
Enstar Group Ltd.*	547	74,567
FBL Financial Group, Inc., Class A	622	27,803
Federated National Holding Co.	808	22,697
Fidelity & Guaranty Life	737	15,735
First American Financial Corp.	6,718	182,192
Global Indemnity plc*	507	12,792
Greenlight Capital Reinsurance Ltd., Class A*	1,812	58,727
Hallmark Financial Services, Inc.*	852	8,784
Hanover Insurance Group, Inc.	36,000	2,211,120
HCC Insurance Holdings, Inc.	22,600	1,091,354
HCI Group, Inc.	576	20,730
Heritage Insurance Holdings, Inc.*	430	6,476
Hilltop Holdings, Inc.*	4,305	86,315
Horace Mann Educators Corp.	2,505	71,418
Independence Holding Co.	490	6,512
Infinity Property & Casualty Corp.	729	46,663
Kansas City Life Insurance Co.	230	10,200
Kemper Corp.	2,956	100,947
Maiden Holdings Ltd.	3,155	34,957
Meadowbrook Insurance Group, Inc.	3,232	18,907
Montpelier Reinsurance Holdings Ltd.	62,255	1,935,508
National General Holdings Corp.	2,268	38,307
National Interstate Corp.	458	12,778
National Western Life Insurance Co., Class A	144	35,569
Navigators Group, Inc.*	682	41,943
Old Republic International Corp.	160,000	2,284,800
OneBeacon Insurance Group Ltd., Class A	1,383	21,312
Phoenix Cos., Inc.*	371	20,798
Platinum Underwriters Holdings Ltd.	1,726	105,062
Primerica, Inc.	3,433	165,539
RLI Corp.	2,595	112,338
Safety Insurance Group, Inc.	815	43,937
Selective Insurance Group, Inc.	3,571	79,062
StanCorp Financial Group, Inc.	54,700	3,455,946
State Auto Financial Corp.	985	20,202
Stewart Information Services Corp.	1,399	41,061
Symetra Financial Corp.	4,660	108,718
Third Point Reinsurance Ltd.*	3,618	52,642
United Fire Group, Inc.	1,290	35,823
United Insurance Holdings Corp.	1,066	15,990
Universal Insurance Holdings, Inc.	1,985	25,666
Validus Holdings Ltd.	41,500	1,624,310

		18,553,651

Real Estate Investment Trusts (REITs) (2.6%)
Acadia Realty Trust (REIT)	3,716	102,487
AG Mortgage Investment Trust, Inc. (REIT)	1,881	33,482
Agree Realty Corp. (REIT)	955	26,148
Alexander’s, Inc. (REIT)	139	51,973
Altisource Residential Corp. (REIT)	3,649	87,576
American Assets Trust, Inc. (REIT)	2,199	72,501
American Capital Mortgage Investment Corp. (REIT)	3,316	62,407
American Realty Capital Healthcare Trust, Inc. (REIT)	10,845	113,656
American Residential Properties, Inc. (REIT)*	2,117	38,826
AmREIT, Inc. (REIT)	1,303	29,930
Anworth Mortgage Asset Corp. (REIT)	8,166	39,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,972	$46,690
Apollo Residential Mortgage, Inc. (REIT)	1,991	30,721
Ares Commercial Real Estate Corp. (REIT)	1,764	20,621
Armada Hoffler Properties, Inc. (REIT)	1,351	12,267
ARMOUR Residential REIT, Inc. (REIT)	23,003	88,562
Ashford Hospitality Prime, Inc. (REIT)	1,182	18,002
Ashford Hospitality Trust, Inc. (REIT)	4,481	45,796
Associated Estates Realty Corp. (REIT)	3,781	66,205
Aviv REIT, Inc. (REIT)	1,296	34,150
Campus Crest Communities, Inc. (REIT)	4,006	25,638
Capstead Mortgage Corp. (REIT)	6,216	76,084
CareTrust REIT, Inc. (REIT)*	1,296	18,533
CatchMark Timber Trust, Inc. (REIT), Class A	1,214	13,305
Cedar Realty Trust, Inc. (REIT)	5,105	30,119
Chambers Street Properties (REIT)	15,247	114,810
Chatham Lodging Trust (REIT)	2,024	46,714
Chesapeake Lodging Trust (REIT)	3,406	99,285
Colony Financial, Inc. (REIT)	6,770	151,513
CoreSite Realty Corp. (REIT)	1,370	45,032
Cousins Properties, Inc. (REIT)	13,779	164,659
CubeSmart (REIT)	9,261	166,513
CyrusOne, Inc. (REIT)	2,043	49,114
CYS Investments, Inc. (REIT)	10,220	84,213
DCT Industrial Trust, Inc. (REIT)	21,143	158,784
DiamondRock Hospitality Co. (REIT)	12,607	159,857
DuPont Fabros Technology, Inc. (REIT)	4,124	111,513
Dynex Capital, Inc. (REIT)	3,570	28,846
EastGroup Properties, Inc. (REIT)	2,025	122,695
Education Realty Trust, Inc. (REIT)	7,362	75,681
Empire State Realty Trust, Inc. (REIT), Class A	5,900	88,618
EPR Properties (REIT)	3,638	184,374
Equity One, Inc. (REIT)	3,962	85,698
Excel Trust, Inc. (REIT)	3,648	42,937
FelCor Lodging Trust, Inc. (REIT)	7,954	74,449
First Industrial Realty Trust, Inc. (REIT)	7,066	119,486
First Potomac Realty Trust (REIT)	3,740	43,945
Franklin Street Properties Corp. (REIT)	5,772	64,762
Geo Group, Inc. (REIT)	4,567	174,551
Getty Realty Corp. (REIT)	1,699	28,883
Gladstone Commercial Corp. (REIT)	1,014	17,228
Glimcher Realty Trust (REIT)	9,311	126,071
Government Properties Income Trust (REIT)	4,264	93,424
Gramercy Property Trust, Inc. (REIT)	7,602	43,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,378	19,044
Hatteras Financial Corp. (REIT)	6,185	111,083
Healthcare Realty Trust, Inc. (REIT)	6,187	146,508
Hersha Hospitality Trust (REIT)	12,954	82,517
Highwoods Properties, Inc. (REIT)	5,801	225,659
Hudson Pacific Properties, Inc. (REIT)	3,552	87,592
Inland Real Estate Corp. (REIT)	5,709	56,576
Invesco Mortgage Capital, Inc. (REIT)	7,907	124,298
Investors Real Estate Trust (REIT)	6,858	52,807
iStar Financial, Inc. (REIT)*	5,429	73,291
Kite Realty Group Trust (REIT)	2,070	50,177
LaSalle Hotel Properties (REIT)	6,572	225,025
Lexington Realty Trust (REIT)	13,155	128,787
LTC Properties, Inc. (REIT)	2,277	83,999
Mack-Cali Realty Corp. (REIT)	5,674	108,430
Medical Properties Trust, Inc. (REIT)	11,080	135,841
Monmouth Real Estate Investment Corp. (REIT)	3,680	37,242
National Health Investors, Inc. (REIT)	2,133	121,880
New Residential Investment Corp. (REIT)	18,178	105,978
New York Mortgage Trust, Inc. (REIT)	5,927	42,852
New York REIT, Inc. (REIT)	10,129	104,126
One Liberty Properties, Inc. (REIT)	785	15,881
Owens Realty Mortgage, Inc. (REIT)	693	9,875
Parkway Properties, Inc./Maryland (REIT)	4,825	90,613
Pebblebrook Hotel Trust (REIT)	4,272	159,516
Pennsylvania Real Estate Investment Trust (REIT)	4,445	88,633
PennyMac Mortgage Investment Trust (REIT)	4,598	98,535
Physicians Realty Trust (REIT)	2,682	36,797
Potlatch Corp. (REIT)	2,606	104,787
PS Business Parks, Inc. (REIT)	1,224	93,195
QTS Realty Trust, Inc. (REIT), Class A	794	24,098
RAIT Financial Trust (REIT)	5,326	39,572
Ramco-Gershenson Properties Trust (REIT)	4,642	75,433
Redwood Trust, Inc. (REIT)	5,307	87,990
Resource Capital Corp. (REIT)	8,416	40,986
Retail Opportunity Investments Corp. (REIT)	5,595	82,247
Rexford Industrial Realty, Inc. (REIT)	2,904	40,191
RLJ Lodging Trust (REIT)	8,147	231,945
Rouse Properties, Inc. (REIT)	2,376	38,420
Ryman Hospitality Properties, Inc. (REIT)	2,792	132,062
Sabra Health Care REIT, Inc. (REIT)	3,030	73,690
Saul Centers, Inc. (REIT)	639	29,867
Select Income REIT (REIT)	2,384	57,335
Silver Bay Realty Trust Corp. (REIT)	2,134	34,592
Sovran Self Storage, Inc. (REIT)	2,122	157,792
STAG Industrial, Inc. (REIT)	2,997	62,068
Strategic Hotels & Resorts, Inc. (REIT)*	15,851	184,664
Summit Hotel Properties, Inc. (REIT)	5,468	58,945
Sun Communities, Inc. (REIT)	3,014	152,207
Sunstone Hotel Investors, Inc. (REIT)	12,916	178,499
Terreno Realty Corp. (REIT)	2,158	40,635
Trade Street Residential, Inc. (REIT)	1,195	8,532
UMH Properties, Inc. (REIT)	1,280	12,160
Universal Health Realty Income Trust (REIT)	786	32,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	$34,023
Washington Real Estate Investment Trust (REIT)	4,296	109,032
Western Asset Mortgage Capital Corp. (REIT)	2,660	39,315
Whitestone REIT (REIT)	1,492	20,798

		8,853,639

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,131	112,622
Altisource Asset Management Corp.*	91	61,426
Altisource Portfolio Solutions S.A.*	933	94,047
AV Homes, Inc.*	656	9,610
Consolidated-Tomoka Land Co.	275	13,494
Forestar Group, Inc.*	2,283	40,455
Kennedy-Wilson Holdings, Inc.	4,585	109,857
RE/MAX Holdings, Inc., Class A	681	20,246
St. Joe Co.*	2,423	48,290
Tejon Ranch Co.*	844	23,666

		533,713

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	5,536	68,591
Banc of California, Inc.	1,708	19,864
Bank Mutual Corp.	3,054	19,576
BankFinancial Corp.	1,187	12,321
BBX Capital Corp., Class A*	477	8,314
Beneficial Mutual Bancorp, Inc.*	1,900	24,282
Berkshire Hills Bancorp, Inc.	1,432	33,638
BofI Holding, Inc.*	909	66,093
Brookline Bancorp, Inc.	4,449	38,039
Capitol Federal Financial, Inc.	8,832	104,394
Charter Financial Corp./Maryland	744	7,961
Clifton Bancorp, Inc.	1,680	21,151
Dime Community Bancshares, Inc.	2,108	30,355
ESB Financial Corp.	893	10,430
Essent Group Ltd.*	2,664	57,036
EverBank Financial Corp.	5,709	100,821
Federal Agricultural Mortgage Corp., Class C	679	21,823
First Defiance Financial Corp.	629	16,989
First Financial Northwest, Inc.	988	10,088
Flagstar Bancorp, Inc.*	1,279	21,526
Fox Chase Bancorp, Inc.	773	12,608
Franklin Financial Corp./Virginia*	606	11,278
Home Loan Servicing Solutions Ltd.	4,351	92,198
HomeStreet, Inc.	893	15,261
Kearny Financial Corp.*	886	11,810
Ladder Capital Corp., Class A*	1,016	19,202
Meridian Bancorp, Inc.*	1,224	12,925
Meta Financial Group, Inc.	379	13,364
MGIC Investment Corp.*	21,305	166,392
NMI Holdings, Inc., Class A*	3,221	27,862
Northfield Bancorp, Inc.	3,396	46,254
Northwest Bancshares, Inc.	5,713	69,127
OceanFirst Financial Corp.	891	14,176
Oritani Financial Corp.	2,871	40,452
PennyMac Financial Services, Inc., Class A*	1,023	14,987
Provident Financial Services, Inc.	3,808	62,337
Radian Group, Inc.	12,033	171,591
Stonegate Mortgage Corp.*	909	11,808
Territorial Bancorp, Inc.	574	11,646
Tree.com, Inc.*	382	13,710
TrustCo Bank Corp.	235,196	1,514,662
United Community Financial Corp./Ohio	3,226	15,098
United Financial Bancorp, Inc.	3,328	42,232
Walker & Dunlop, Inc.*	1,172	15,576
Washington Federal, Inc.	6,331	128,899
Waterstone Financial, Inc.	2,181	25,191
WSFS Financial Corp.	567	40,603

		3,314,541

Total Financials		44,280,542

Health Care (6.5%)
Biotechnology (1.5%)
ACADIA Pharmaceuticals, Inc.*	4,995	123,676
Acceleron Pharma, Inc.*	1,049	31,722
Achillion Pharmaceuticals, Inc.*	6,199	61,866
Acorda Therapeutics, Inc.*	2,666	90,324
Actinium Pharmaceuticals, Inc.*	1,239	8,301
Adamas Pharmaceuticals, Inc.*	176	3,277
Aegerion Pharmaceuticals, Inc.*	1,893	63,188
Agenus, Inc.*	3,947	12,275
Agios Pharmaceuticals, Inc.*	865	53,068
Akebia Therapeutics, Inc.*	495	10,954
Alder Biopharmaceuticals, Inc.*	502	6,365
AMAG Pharmaceuticals, Inc.*	1,423	45,408
Anacor Pharmaceuticals, Inc.*	2,102	51,436
Applied Genetic Technologies Corp.*	305	5,676
Ardelyx, Inc.*	144	2,046
Arena Pharmaceuticals, Inc.*	14,016	58,727
ARIAD Pharmaceuticals, Inc.*	10,514	56,776
Array BioPharma, Inc.*	8,082	28,853
Arrowhead Research Corp.*	3,313	48,933
Auspex Pharmaceuticals, Inc.*	548	14,067
Avalanche Biotechnologies, Inc.*	362	12,377
BioCryst Pharmaceuticals, Inc.*	4,472	43,736
BioSpecifics Technologies Corp.*	225	7,943
BioTime, Inc.*	3,363	10,560
Bluebird Bio, Inc.*	1,352	48,510
Cara Therapeutics, Inc.*	343	2,878
Celldex Therapeutics, Inc.*	5,709	73,989
Cellular Dynamics International, Inc.*	612	4,302
Cepheid, Inc.*	4,376	192,675
ChemoCentryx, Inc.*	1,768	7,956
Chimerix, Inc.*	1,716	47,396
Clovis Oncology, Inc.*	1,576	71,487
CTI BioPharma Corp.*	8,497	20,563
Cytokinetics, Inc.*	2,249	7,917
Cytori Therapeutics, Inc.*	4,435	2,998
CytRx Corp.*	3,560	9,042
Dendreon Corp.*	10,043	14,462
Dicerna Pharmaceuticals, Inc.*	232	2,953
Durata Therapeutics, Inc.*	990	12,553
Dyax Corp.*	8,642	87,457
Dynavax Technologies Corp.*	16,852	24,098
Eleven Biotherapeutics, Inc.*	271	3,019
Emergent Biosolutions, Inc.*	1,905	40,596
Enanta Pharmaceuticals, Inc.*	660	26,116
Epizyme, Inc.*	814	22,068
Esperion Therapeutics, Inc.*	359	8,781
Exact Sciences Corp.*	5,135	99,516
Exelixis, Inc.*	12,231	18,713
Five Prime Therapeutics, Inc.*	1,096	12,856
Flexion Therapeutics, Inc.*	272	4,967
Foundation Medicine, Inc.*	890	16,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Galectin Therapeutics, Inc.*	1,147	$5,769
Galena Biopharma, Inc.*	7,423	15,291
Genocea Biosciences, Inc.*	226	2,045
Genomic Health, Inc.*	1,094	30,971
Geron Corp.*	9,812	19,624
Halozyme Therapeutics, Inc.*	6,587	59,942
Heron Therapeutics, Inc.*	1,465	12,203
Hyperion Therapeutics, Inc.*	866	21,841
Idera Pharmaceuticals, Inc.*	3,832	8,775
Immune Design Corp.*	251	4,433
ImmunoGen, Inc.*	5,175	54,803
Immunomedics, Inc.*	5,322	19,798
Infinity Pharmaceuticals, Inc.*	3,129	41,991
Inovio Pharmaceuticals, Inc.*	3,847	37,893
Insmed, Inc.*	3,031	39,555
Insys Therapeutics, Inc.*	637	24,703
Intrexon Corp.*	2,273	42,232
Ironwood Pharmaceuticals, Inc.*	7,621	98,730
Isis Pharmaceuticals, Inc.*	7,383	286,682
Karyopharm Therapeutics, Inc.*	848	29,629
Keryx Biopharmaceuticals, Inc.*	5,651	77,701
Kindred Biosciences, Inc.*	672	6,216
Kite Pharma, Inc.*	470	13,395
KYTHERA Biopharmaceuticals, Inc.*	1,110	36,364
Lexicon Pharmaceuticals, Inc.*	14,828	20,907
Ligand Pharmaceuticals, Inc.*	1,324	62,215
Loxo Oncology, Inc.*	170	2,232
MacroGenics, Inc.*	1,272	26,585
MannKind Corp.*	14,560	86,050
Merrimack Pharmaceuticals, Inc.*	6,327	55,551
MiMedx Group, Inc.*	6,033	43,015
Mirati Therapeutics, Inc.*	452	7,915
Momenta Pharmaceuticals, Inc.*	3,101	35,165
NanoViricides, Inc.*	2,538	7,614
Navidea Biopharmaceuticals, Inc.*	9,560	12,619
NeoStem, Inc.*	1,506	8,328
Neuralstem, Inc.*	4,375	14,350
Neurocrine Biosciences, Inc.*	4,825	75,608
NewLink Genetics Corp.*	1,284	27,503
Northwest Biotherapeutics, Inc.*	2,265	11,393
Novavax, Inc.*	14,788	61,666
NPS Pharmaceuticals, Inc.*	6,649	172,874
Ohr Pharmaceutical, Inc.*	1,336	9,686
OncoMed Pharmaceuticals, Inc.*	801	15,163
Oncothyreon, Inc.*	4,482	8,605
Ophthotech Corp.*	886	34,492
OPKO Health, Inc.*	12,374	105,303
Orexigen Therapeutics, Inc.*	7,717	32,874
Organovo Holdings, Inc.*	3,980	25,353
Osiris Therapeutics, Inc.*	1,203	15,146
Otonomy, Inc.*	367	8,808
OvaScience, Inc.*	807	13,396
PDL BioPharma, Inc.	10,199	76,187
Peregrine Pharmaceuticals, Inc.*	10,955	14,899
Portola Pharmaceuticals, Inc.*	2,355	59,534
Progenics Pharmaceuticals, Inc.*	4,234	21,974
Prothena Corp. plc*	1,677	37,162
PTC Therapeutics, Inc.*	1,418	62,406
Puma Biotechnology, Inc.*	1,470	350,698
Radius Health, Inc.*	350	7,350
Raptor Pharmaceutical Corp.*	3,934	37,727
Receptos, Inc.*	1,174	72,917
Regado Biosciences, Inc.*	974	1,101
Regulus Therapeutics, Inc.*	857	5,853
Repligen Corp.*	2,077	41,353
Retrophin, Inc.*	1,363	12,294
Rigel Pharmaceuticals, Inc.*	5,507	10,684
Sage Therapeutics, Inc.*	284	8,946
Sangamo BioSciences, Inc.*	4,390	47,346
Sarepta Therapeutics, Inc.*	2,582	54,480
Spectrum Pharmaceuticals, Inc.*	4,140	33,700
Stemline Therapeutics, Inc.*	697	8,685
Sunesis Pharmaceuticals, Inc.*	3,141	22,427
Synageva BioPharma Corp.*	1,351	92,922
Synergy Pharmaceuticals, Inc.*	5,952	16,576
Synta Pharmaceuticals Corp.*	3,870	11,649
T2 Biosystems, Inc.*	261	4,722
TESARO, Inc.*	1,228	33,058
TG Therapeutics, Inc.*	1,493	15,930
Threshold Pharmaceuticals, Inc.*	3,473	12,538
Ultragenyx Pharmaceutical, Inc.*	443	25,074
Vanda Pharmaceuticals, Inc.*	2,177	22,597
Verastem, Inc.*	1,325	11,289
Versartis, Inc.*	437	8,299
Vital Therapies, Inc.*	326	6,654
Xencor, Inc.*	975	9,077
XOMA Corp.*	5,439	22,898
Zafgen, Inc.*	312	6,131
ZIOPHARM Oncology, Inc.*	5,073	13,393

		5,027,828

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	1,388	70,386
ABIOMED, Inc.*	2,557	63,490
Accuray, Inc.*	4,896	35,545
Analogic Corp.	781	49,953
AngioDynamics, Inc.*	1,632	22,391
Anika Therapeutics, Inc.*	923	33,837
Antares Pharma, Inc.*	7,414	13,568
AtriCure, Inc.*	1,756	25,848
Atrion Corp.	95	28,976
Cantel Medical Corp.	2,165	74,433
Cardiovascular Systems, Inc.*	1,781	42,085
Cerus Corp.*	4,501	18,049
CONMED Corp.	1,742	64,175
CryoLife, Inc.	1,799	17,756
Cyberonics, Inc.*	1,721	88,046
Cynosure, Inc., Class A*	1,424	29,904
Derma Sciences, Inc.*	1,370	11,412
DexCom, Inc.*	4,711	188,393
Endologix, Inc.*	4,137	43,852
Exactech, Inc.*	617	14,123
GenMark Diagnostics, Inc.*	2,658	23,842
Globus Medical, Inc., Class A*	4,213	82,870
Greatbatch, Inc.*	1,577	67,196
Haemonetics Corp.*	3,307	115,480
HeartWare International, Inc.*	1,075	83,452
Hill-Rom Holdings, Inc.	43,800	1,814,634
ICU Medical, Inc.*	855	54,874
Inogen, Inc.*	283	5,833
Insulet Corp.*	3,518	129,638
Integra LifeSciences Holdings Corp.*	1,598	79,325
Invacare Corp.	2,103	24,836
K2M Group Holdings, Inc.*	561	8,095
LDR Holding Corp.*	1,062	33,060
Masimo Corp.*	3,098	65,925
Meridian Bioscience, Inc.	2,638	46,666
Merit Medical Systems, Inc.*	2,578	30,627
Natus Medical, Inc.*	2,040	60,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Neogen Corp.*	2,275	$89,863
NuVasive, Inc.*	2,903	101,228
NxStage Medical, Inc.*	3,946	51,811
Ocular Therapeutix, Inc.*	259	3,877
OraSure Technologies, Inc.*	3,547	25,609
Orthofix International N.V.*	1,194	36,966
Oxford Immunotec Global plc*	827	12,628
PhotoMedex, Inc.*	838	5,196
Quidel Corp.*	1,851	49,736
Rockwell Medical, Inc.*	2,584	23,618
Roka Bioscience, Inc.*	209	2,100
RTI Surgical, Inc.*	3,467	16,572
Spectranetics Corp.*	2,656	70,570
STAAR Surgical Co.*	2,436	25,895
STERIS Corp.	68,200	3,680,072
SurModics, Inc.*	914	16,598
Symmetry Medical, Inc.*	2,419	24,408
Tandem Diabetes Care, Inc.*	546	7,327
Teleflex, Inc.	25,000	2,626,000
Thoratec Corp.*	3,635	97,164
Tornier N.V.*	2,273	54,325
TransEnterix, Inc.*	1,843	8,036
TriVascular Technologies, Inc.*	467	6,762
Unilife Corp.*	6,473	14,856
Utah Medical Products, Inc.	243	11,849
Vascular Solutions, Inc.*	1,097	27,096
Veracyte, Inc.*	373	3,637
Volcano Corp.*	3,230	34,367
West Pharmaceutical Services, Inc.	4,439	198,690
Wright Medical Group, Inc.*	3,092	93,688
Zeltiq Aesthetics, Inc.*	1,862	42,137

		11,125,456

Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc.*	2,683	130,126
Addus HomeCare Corp.*	374	7,330
Adeptus Health, Inc., Class A*	294	7,321
Air Methods Corp.*	2,465	136,931
Alliance HealthCare Services, Inc.*	345	7,800
Almost Family, Inc.*	528	14,346
Amedisys, Inc.*	1,753	35,358
AMN Healthcare Services, Inc.*	2,845	44,667
Amsurg Corp.*	2,672	133,734
Bio-Reference Laboratories, Inc.*	1,553	43,577
BioScrip, Inc.*	4,354	30,086
BioTelemetry, Inc.*	1,685	11,306
Capital Senior Living Corp.*	1,898	40,295
Chemed Corp.	1,122	115,454
CorVel Corp.*	709	24,141
Cross Country Healthcare, Inc.*	1,912	17,762
Ensign Group, Inc.	1,296	45,101
ExamWorks Group, Inc.*	2,215	72,541
Five Star Quality Care, Inc.*	2,731	10,296
Gentiva Health Services, Inc.*	2,050	34,399
Hanger, Inc.*	2,226	45,678
HealthEquity, Inc.*	587	10,748
HealthSouth Corp.	5,517	203,577
Healthways, Inc.*	2,010	32,200
IPC The Hospitalist Co., Inc.*	1,105	49,493
Kindred Healthcare, Inc.	4,036	78,298
Landauer, Inc.	622	20,532
LHC Group, Inc.*	754	17,493
Magellan Health, Inc.*	1,760	96,325
Molina Healthcare, Inc.*	1,928	81,554
MWI Veterinary Supply, Inc.*	822	121,985
National Healthcare Corp.	655	36,359
National Research Corp., Class A*	700	9,107
Owens & Minor, Inc.	3,873	126,802
PharMerica Corp.*	1,897	46,344
Providence Service Corp.*	745	36,043
RadNet, Inc.*	2,061	13,644
Select Medical Holdings Corp.	5,012	60,294
Skilled Healthcare Group, Inc., Class A*	1,637	10,804
Surgical Care Affiliates, Inc.*	814	21,758
Team Health Holdings, Inc.*	4,445	257,766
Triple-S Management Corp., Class B*	1,640	32,636
Trupanion, Inc.*	388	3,298
U.S. Physical Therapy, Inc.	769	27,215
Universal American Corp.*	2,327	18,709
WellCare Health Plans, Inc.*	2,767	166,961

		2,588,194

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	824	10,663
Computer Programs & Systems, Inc.	701	40,300
HealthStream, Inc.*	1,323	31,765
HMS Holdings Corp.*	5,603	105,617
Imprivata, Inc.*	247	3,833
MedAssets, Inc.*	3,897	80,746
Medidata Solutions, Inc.*	3,400	150,586
Merge Healthcare, Inc.*	4,787	10,531
Omnicell, Inc.*	2,326	63,570
Quality Systems, Inc.	3,175	43,720
Vocera Communications, Inc.*	1,441	11,629

		552,960

Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc.*	1,453	31,211
Affymetrix, Inc.*	4,689	37,418
Albany Molecular Research, Inc.*	1,530	33,767
Cambrex Corp.*	2,003	37,416
Enzo Biochem, Inc.*	2,174	11,196
Fluidigm Corp.*	1,794	43,953
Furiex Pharmaceuticals, Inc.(b)*†	447	4,367
Gerresheimer AG	5,599	363,633
Luminex Corp.*	2,354	45,903
NanoString Technologies, Inc.*	645	7,056
Pacific Biosciences of California, Inc.*	3,536	17,362
PAREXEL International Corp.*	3,589	226,430
Sequenom, Inc.*	7,356	21,847

		881,559

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc.*	1,666	9,146
Achaogen, Inc.*	425	3,808
Aerie Pharmaceuticals, Inc.*	671	13,883
Akorn, Inc.*	3,887	140,982
Alimera Sciences, Inc.*	1,683	9,122
Amphastar Pharmaceuticals, Inc.*	408	4,753
Ampio Pharmaceuticals, Inc.*	2,659	9,386
ANI Pharmaceuticals, Inc.*	439	12,415
Aratana Therapeutics, Inc.*	1,748	17,550
Auxilium Pharmaceuticals, Inc.*	3,127	93,341
AVANIR Pharmaceuticals, Inc.*	10,693	127,461
BioDelivery Sciences International, Inc.*	2,665	45,545
Bio-Path Holdings, Inc.*	4,636	9,318
Catalent, Inc.*	3,013	75,415
Cempra, Inc.*	1,451	15,903
Corcept Therapeutics, Inc.*	3,080	8,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Depomed, Inc.*	3,738	$56,780
Egalet Corp.*	179	1,020
Endocyte, Inc.*	2,448	14,884
Horizon Pharma plc*	4,160	51,085
Impax Laboratories, Inc.*	4,454	105,604
Intersect ENT, Inc.*	269	4,170
Intra-Cellular Therapies, Inc.*	1,084	14,862
Lannett Co., Inc.*	1,645	75,144
Medicines Co.*	4,164	92,940
Nektar Therapeutics*	8,077	97,489
Omeros Corp.*	2,199	27,971
Pacira Pharmaceuticals, Inc.*	2,257	218,748
Pain Therapeutics, Inc.*	2,399	9,380
Pernix Therapeutics Holdings, Inc.*	2,114	16,236
Phibro Animal Health Corp., Class A	921	20,640
POZEN, Inc.*	1,852	13,594
Prestige Brands Holdings, Inc.*	3,306	107,015
Relypsa, Inc.*	1,077	22,714
Repros Therapeutics, Inc.*	1,505	14,900
Revance Therapeutics, Inc.*	534	10,322
Sagent Pharmaceuticals, Inc.*	1,393	43,322
SciClone Pharmaceuticals, Inc.*	3,183	21,931
Sucampo Pharmaceuticals, Inc., Class A*	1,239	8,054
Supernus Pharmaceuticals, Inc.*	1,863	16,189
Tetraphase Pharmaceuticals, Inc.*	1,404	28,010
TherapeuticsMD, Inc.*	6,778	31,450
Theravance Biopharma, Inc.*	1,501	34,598
Theravance, Inc.	5,253	89,774
VIVUS, Inc.*	5,733	22,129
XenoPort, Inc.*	3,845	20,686
Zogenix, Inc.*	7,819	8,992
ZS Pharma, Inc.*	381	14,947

		1,911,862

Total Health Care		22,087,859

Industrials (19.7%)
Aerospace & Defense (1.3%)
AAR Corp.	116,322	2,809,176
Aerovironment, Inc.*	1,218	36,625
American Science & Engineering, Inc.	503	27,856
Astronics Corp.*	996	47,489
Astronics Corp., Class B*	199	9,462
Cubic Corp.	1,300	60,840
Curtiss-Wright Corp.	3,018	198,947
DigitalGlobe, Inc.*	4,750	135,375
Ducommun, Inc.*	688	18,858
Engility Holdings, Inc.*	1,133	35,316
Esterline Technologies Corp.*	2,004	222,985
GenCorp, Inc.*	3,818	60,973
HEICO Corp.	4,200	196,140
KEYW Holding Corp.*	2,033	22,505
Kratos Defense & Security Solutions, Inc.*	2,884	18,919
LMI Aerospace, Inc.*	647	8,282
Moog, Inc., Class A*	2,783	190,357
National Presto Industries, Inc.	311	18,881
Orbital Sciences Corp.*	3,799	105,612
SIFCO Industries, Inc.	160	4,816
Sparton Corp.*	675	16,639
Taser International, Inc.*	3,393	52,388
Teledyne Technologies, Inc.*	2,376	223,368

		4,521,809

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,433	24,992
Atlas Air Worldwide Holdings, Inc.*	1,612	53,228
Echo Global Logistics, Inc.*	1,499	35,301
Forward Air Corp.	1,988	89,122
Hub Group, Inc., Class A*	2,290	92,814
Park-Ohio Holdings Corp.	570	27,280
UTi Worldwide, Inc.*	5,763	61,261
XPO Logistics, Inc.*	3,331	125,479

		509,477

Airlines (0.4%)
Allegiant Travel Co.	863	106,719
Hawaiian Holdings, Inc.*	2,883	38,776
JetBlue Airways Corp.*	15,662	166,330
Republic Airways Holdings, Inc.*	3,225	35,830
SkyWest, Inc.	119,234	927,641

		1,275,296

Building Products (2.5%)
AAON, Inc.	2,679	45,570
Advanced Drainage Systems, Inc.*	887	18,583
American Woodmark Corp.*	782	28,825
Apogee Enterprises, Inc.	70,789	2,817,402
Builders FirstSource, Inc.*	2,937	16,007
Continental Building Products, Inc.*	744	10,862
Gibraltar Industries, Inc.*	92,006	1,259,562
Griffon Corp.	2,533	28,851
Insteel Industries, Inc.	1,185	24,364
Masonite International Corp.*	1,880	104,114
NCI Building Systems, Inc.*	1,791	34,745
Norcraft Cos., Inc.*	543	8,661
Nortek, Inc.*	553	41,198
Patrick Industries, Inc.*	521	22,070
PGT, Inc.*	3,002	27,979
Ply Gem Holdings, Inc.*	1,330	14,417
Quanex Building Products Corp.	2,449	44,302
Simpson Manufacturing Co., Inc.	47,554	1,386,199
Trex Co., Inc.*	2,149	74,291
Universal Forest Products, Inc.	59,266	2,531,251

		8,539,253

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	3,417	87,783
ACCO Brands Corp.*	7,164	49,432
ARC Document Solutions, Inc.*	2,739	22,186
Brady Corp., Class A	21,261	477,097
Brink’s Co.	3,080	74,043
Casella Waste Systems, Inc., Class A*	2,704	10,410
CECO Environmental Corp.	1,337	17,916
Cenveo, Inc.*	3,813	9,418
Civeo Corp.	80,813	938,239
Deluxe Corp.	3,163	174,471
Ennis, Inc.	1,721	22,666
G&K Services, Inc., Class A	1,211	67,065
Healthcare Services Group, Inc.	4,353	124,539
Heritage-Crystal Clean, Inc.*	580	8,619
Herman Miller, Inc.	3,668	109,490
HNI Corp.	2,785	100,232
InnerWorkings, Inc.*	2,249	18,194
Interface, Inc.	4,243	68,482
Kimball International, Inc., Class B	2,144	32,267
Knoll, Inc.	3,084	53,384
McGrath RentCorp	46,985	1,606,887
Mobile Mini, Inc.	2,919	102,078
MSA Safety, Inc.	40,466	1,999,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Color Corp.	749	$34,065
NL Industries, Inc.	426	3,135
Performant Financial Corp.*	1,879	15,182
Quad/Graphics, Inc.	1,741	33,514
Quest Resource Holding Corp.*	776	1,335
SP Plus Corp.*	1,021	19,358
Steelcase, Inc., Class A	5,288	85,613
Team, Inc.*	1,311	49,700
Tetra Tech, Inc.	4,152	103,717
U.S. Ecology, Inc.	1,372	64,155
UniFirst Corp.	944	91,181
United Stationers, Inc.	2,518	94,601
Viad Corp.	1,331	27,485
West Corp.	2,441	71,912

		6,868,871

Construction & Engineering (1.5%)
Aegion Corp.*	2,428	54,023
Ameresco, Inc., Class A*	1,359	9,309
Argan, Inc.	805	26,871
Comfort Systems USA, Inc.	2,464	33,387
Dycom Industries, Inc.*	2,182	67,009
EMCOR Group, Inc.	46,915	1,874,724
Furmanite Corp.*	2,458	16,616
Granite Construction, Inc.	87,499	2,783,343
Great Lakes Dredge & Dock Corp.*	3,943	24,368
Layne Christensen Co.*	1,278	12,409
MasTec, Inc.*	4,123	126,246
MYR Group, Inc.*	1,387	33,399
Northwest Pipe Co.*	613	20,903
Orion Marine Group, Inc.*	1,805	18,014
Pike Corp.*	1,676	19,928
Primoris Services Corp.	2,425	65,087
Sterling Construction Co., Inc.*	1,226	9,404
Tutor Perini Corp.*	2,377	62,753

		5,257,793

Electrical Equipment (2.0%)
AZZ, Inc.	1,630	68,085
Capstone Turbine Corp.*	21,479	22,982
Encore Wire Corp.	1,324	49,107
EnerSys, Inc.	9,767	572,737
Enphase Energy, Inc.*	1,130	16,939
Franklin Electric Co., Inc.	47,962	1,666,200
FuelCell Energy, Inc.*	15,064	31,484
Generac Holdings, Inc.*	4,343	176,065
General Cable Corp.	3,107	46,854
Global Power Equipment Group, Inc.	1,118	16,658
GrafTech International Ltd.*	7,514	34,414
LSI Industries, Inc.	1,338	8,122
Plug Power, Inc.*	10,685	49,044
Polypore International, Inc.*	2,834	110,271
Powell Industries, Inc.	24,549	1,003,072
Power Solutions International, Inc.*	287	19,803
PowerSecure International, Inc.*	1,535	14,705
Preformed Line Products Co.	186	9,813
Regal-Beloit Corp.	46,200	2,968,350
Revolution Lighting Technologies, Inc.*	1,945	3,268
TCP International Holdings Ltd.*	275	2,095
Thermon Group Holdings, Inc.*	2,038	49,768
Vicor Corp.*	929	8,733

		6,948,569

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	38,000	3,054,440
Raven Industries, Inc.	2,330	56,852

		3,111,292

Machinery (6.6%)
Accuride Corp.*	2,583	9,790
Actuant Corp., Class A	4,480	136,730
Alamo Group, Inc.	470	19,270
Albany International Corp., Class A	1,779	60,557
Altra Industrial Motion Corp.	1,728	50,388
American Railcar Industries, Inc.	590	43,613
ARC Group Worldwide, Inc.*	196	3,061
Astec Industries, Inc.	61,006	2,224,889
Barnes Group, Inc.	3,399	103,160
Blount International, Inc.*	3,103	46,948
Briggs & Stratton Corp.	25,587	461,078
Chart Industries, Inc.*	1,914	117,003
CIRCOR International, Inc.	1,130	76,083
CLARCOR, Inc.	3,189	201,162
Columbus McKinnon Corp.	1,291	28,389
Commercial Vehicle Group, Inc.*	1,776	10,976
Douglas Dynamics, Inc.	1,370	26,715
Dynamic Materials Corp.	892	16,993
Energy Recovery, Inc.*	2,474	8,758
EnPro Industries, Inc.*	29,652	1,794,835
ESCO Technologies, Inc.	1,682	58,500
ExOne Co.*	634	13,244
Federal Signal Corp.	4,006	53,039
FreightCar America, Inc.	775	25,807
Global Brass & Copper Holdings, Inc.	1,357	19,907
Gorman-Rupp Co.	1,194	35,868
Graham Corp.	661	19,004
Greenbrier Cos., Inc.	1,736	127,388
Harsco Corp.	5,153	110,326
Hillenbrand, Inc.	74,141	2,290,215
Hurco Cos., Inc.	346	13,030
Hyster-Yale Materials Handling, Inc.	658	47,126
John Bean Technologies Corp.	1,851	52,069
Kadant, Inc.	654	25,539
Kennametal, Inc.	48,200	1,991,142
L.B. Foster Co., Class A	668	30,688
Lincoln Electric Holdings, Inc.	40,000	2,765,400
Lindsay Corp.	19,523	1,459,344
Lydall, Inc.*	1,058	28,577
Manitex International, Inc.*	862	9,732
Meritor, Inc.*	6,254	67,856
Miller Industries, Inc.	684	11,560
Mueller Industries, Inc.	85,435	2,438,315
Mueller Water Products, Inc., Class A	10,179	84,282
NN, Inc.	1,126	30,087
Omega Flex, Inc.	202	3,931
Proto Labs, Inc.*	1,449	99,981
RBC Bearings, Inc.	1,445	81,931
Rexnord Corp.*	4,722	134,341
Standex International Corp.	811	60,127
Sun Hydraulics Corp.	1,417	53,265
Tennant Co.	1,177	78,965
Titan International, Inc.	2,811	33,226
TriMas Corp.*	2,891	70,338
Trinity Industries, Inc.	23,300	1,088,576
Twin Disc, Inc.	516	13,911
Wabash National Corp.*	211,283	2,814,290
Watts Water Technologies, Inc., Class A	8,288	482,776
Woodward, Inc.	4,173	198,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Xerium Technologies, Inc.*	770	$11,250

		22,474,069

Marine (0.1%)
Baltic Trading Ltd.	3,141	13,004
International Shipholding Corp.	349	6,244
Knightsbridge Tankers Ltd.	2,138	18,921
Matson, Inc.	2,750	68,832
Navios Maritime Holdings, Inc.	5,055	30,330
Safe Bulkers, Inc.	2,469	16,443
Scorpio Bulkers, Inc.*	8,723	50,768
Ultrapetrol Bahamas Ltd.*	1,666	5,198

		209,740

Professional Services (0.6%)
Acacia Research Corp.	3,230	50,000
Advisory Board Co.*	2,344	109,207
Barrett Business Services, Inc.	456	18,007
CBIZ, Inc.*	2,643	20,800
CDI Corp.	864	12,545
Corporate Executive Board Co.	2,159	129,691
Corporate Resource Services, Inc.*	1,080	1,620
CRA International, Inc.*	668	16,987
Exponent, Inc.	840	59,539
Franklin Covey Co.*	706	13,831
FTI Consulting, Inc.*	2,601	90,931
GP Strategies Corp.*	944	27,112
Heidrick & Struggles International, Inc.	1,195	24,545
Hill International, Inc.*	2,044	8,176
Huron Consulting Group, Inc.*	1,503	91,638
ICF International, Inc.*	1,302	40,089
Insperity, Inc.	25,351	693,096
Kelly Services, Inc., Class A	1,765	27,658
Kforce, Inc.	1,782	34,874
Korn/Ferry International*	3,117	77,613
Mistras Group, Inc.*	1,060	21,624
Navigant Consulting, Inc.*	3,150	43,816
On Assignment, Inc.*	3,472	93,223
Paylocity Holding Corp.*	534	10,493
Pendrell Corp.*	11,034	14,786
Resources Connection, Inc.	2,488	34,683
RPX Corp.*	3,377	46,366
TriNet Group, Inc.*	998	25,699
TrueBlue, Inc.*	2,560	64,666
VSE Corp.	265	12,990
WageWorks, Inc.*	2,245	102,215

		2,018,520

Road & Rail (0.9%)
ArcBest Corp.	1,648	61,470
Celadon Group, Inc.	1,336	25,985
Genesee & Wyoming, Inc., Class A*	23,800	2,268,378
Heartland Express, Inc.	3,395	81,344
Knight Transportation, Inc.	3,800	104,082
Marten Transport Ltd.	1,523	27,125
P.A.M. Transportation Services, Inc.*	208	7,540
Patriot Transportation Holding, Inc.*	431	14,620
Quality Distribution, Inc.*	1,751	22,378
Roadrunner Transportation Systems, Inc.*	1,784	40,657
Saia, Inc.*	1,560	77,314
Swift Transportation Co.*	5,438	114,089
Universal Truckload Services, Inc.	414	10,040
USA Truck, Inc.*	402	7,047
Werner Enterprises, Inc.	2,767	69,728
YRC Worldwide, Inc.*	1,976	40,152

		2,971,949

Trading Companies & Distributors (0.7%)
Aceto Corp.	1,808	34,931
Aircastle Ltd.	4,108	67,207
Applied Industrial Technologies, Inc.	32,026	1,461,987
Beacon Roofing Supply, Inc.*	3,146	80,160
CAI International, Inc.*	1,012	19,582
DXP Enterprises, Inc.*	827	60,933
Erickson, Inc.*	427	5,547
General Finance Corp.*	707	6,271
H&E Equipment Services, Inc.	1,933	77,861
Houston Wire & Cable Co.	1,107	13,262
Kaman Corp.	1,728	67,910
Rush Enterprises, Inc., Class A*	2,194	73,389
Stock Building Supply Holdings, Inc.*	925	14,532
TAL International Group, Inc.*	2,160	89,100
Textainer Group Holdings Ltd.	1,356	42,199
Titan Machinery, Inc.*	1,124	14,601
Watsco, Inc.	1,628	140,301

		2,269,773

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,345	58,203

Total Industrials		67,034,614

Information Technology (6.6%)
Communications Equipment (0.5%)
ADTRAN, Inc.	3,608	74,072
Alliance Fiber Optic Products, Inc.	817	10,155
Applied Optoelectronics, Inc.*	942	15,166
Aruba Networks, Inc.*	6,703	144,651
Bel Fuse, Inc., Class B	608	15,042
Black Box Corp.	972	22,667
CalAmp Corp.*	2,306	40,632
Calix, Inc.*	2,633	25,198
Ciena Corp.*	6,690	111,857
Clearfield, Inc.*	731	9,306
Comtech Telecommunications Corp.	974	36,184
Digi International, Inc.*	1,659	12,442
Emulex Corp.*	4,116	20,333
Extreme Networks, Inc.*	5,955	28,524
Finisar Corp.*	6,157	102,391
Harmonic, Inc.*	5,966	37,824
Infinera Corp.*	7,833	83,578
InterDigital, Inc.	2,525	100,546
Ixia*	3,722	34,019
KVH Industries, Inc.*	1,028	11,637
NETGEAR, Inc.*	2,331	72,844
Numerex Corp., Class A*	994	10,417
Oclaro, Inc.*	5,978	8,549
Oplink Communications, Inc.	1,134	19,074
ParkerVision, Inc.*	5,852	6,671
Plantronics, Inc.	2,659	127,047
Polycom, Inc.*	8,824	108,403
Procera Networks, Inc.*	1,433	13,728
Ruckus Wireless, Inc.*	4,137	55,270
ShoreTel, Inc.*	3,886	25,842
Sonus Networks, Inc.*	15,711	53,732
Tessco Technologies, Inc.	343	9,944
Ubiquiti Networks, Inc.*	1,899	71,269
ViaSat, Inc.*	2,594	142,981

		1,661,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	989	$11,601
Anixter International, Inc.	1,681	142,616
Badger Meter, Inc.	909	45,859
Belden, Inc.	2,745	175,735
Benchmark Electronics, Inc.*	3,453	76,691
Checkpoint Systems, Inc.*	2,702	33,045
Cognex Corp.*	5,434	218,827
Coherent, Inc.*	1,551	95,185
Control4 Corp.*	728	9,413
CTS Corp.	2,080	33,051
CUI Global, Inc.*	1,310	9,484
Daktronics, Inc.	2,420	29,742
DTS, Inc.*	1,038	26,210
Electro Rent Corp.	1,024	14,100
Electro Scientific Industries, Inc.	1,679	11,400
Fabrinet*	2,244	32,762
FARO Technologies, Inc.*	1,087	55,165
FEI Co.	2,653	200,089
Gerber Scientific, Inc. (Escrow Shares)(b)*†	2,504	—
GSI Group, Inc.*	1,991	22,877
II-VI, Inc.*	3,376	39,736
Ingram Micro, Inc., Class A*	56,000	1,445,360
Insight Enterprises, Inc.*	2,616	59,200
InvenSense, Inc.*	4,544	89,653
Itron, Inc.*	2,515	98,865
Kemet Corp.*	2,782	11,462
Littelfuse, Inc.	1,433	122,063
Maxwell Technologies, Inc.*	1,920	16,742
Measurement Specialties, Inc.*	1,019	87,237
Mercury Systems, Inc.*	2,193	24,145
Mesa Laboratories, Inc.	170	9,823
Methode Electronics, Inc.	2,364	87,161
MTS Systems Corp.	969	66,144
Multi-Fineline Electronix, Inc.*	23,354	218,360
Newport Corp.*	2,571	45,558
OSI Systems, Inc.*	1,277	81,064
Park Electrochemical Corp.	1,213	28,566
PC Connection, Inc.	588	12,624
Plexus Corp.*	2,171	80,175
RealD, Inc.*	2,497	23,397
Rofin-Sinar Technologies, Inc.*	60,874	1,403,754
Rogers Corp.*	1,157	63,357
Sanmina Corp.*	5,117	106,741
ScanSource, Inc.*	1,722	59,564
Speed Commerce, Inc.*	3,213	8,836
SYNNEX Corp.*	1,773	114,589
TTM Technologies, Inc.*	3,497	23,815
Universal Display Corp.*	2,575	84,048
Viasystems Group, Inc.*	124	1,947
Vishay Precision Group, Inc.*	805	12,027

		5,769,865

Internet Software & Services (0.8%)
Aerohive Networks, Inc.*	599	4,804
Amber Road, Inc.*	572	9,918
Angie’s List, Inc.*	2,772	17,658
Bankrate, Inc.*	4,289	48,723
Bazaarvoice, Inc.*	3,166	23,397
Benefitfocus, Inc.*	306	8,244
Blucora, Inc.*	2,711	41,316
Borderfree, Inc.*	382	4,928
Brightcove, Inc.*	2,055	11,467
Carbonite, Inc.*	1,141	11,684
Care.com, Inc.*	395	3,219
ChannelAdvisor Corp.*	1,326	21,746
comScore, Inc.*	2,121	77,226
Constant Contact, Inc.*	2,025	54,959
Conversant, Inc.*	4,177	143,062
Cornerstone OnDemand, Inc.*	3,309	113,863
Cvent, Inc.*	1,151	29,201
Dealertrack Technologies, Inc.*	3,361	145,901
Demand Media, Inc.*	556	4,921
Demandware, Inc.*	1,874	95,424
Dice Holdings, Inc.*	2,528	21,185
Digital River, Inc.*	2,062	29,940
E2open, Inc.*	1,479	13,769
EarthLink Holdings Corp.	6,647	22,733
Endurance International Group Holdings, Inc.*	1,929	31,385
Envestnet, Inc.*	2,123	95,535
Everyday Health, Inc.*	483	6,748
Five9, Inc.*	772	5,049
Global Eagle Entertainment, Inc.*	2,443	27,410
Gogo, Inc.*	3,576	60,291
GrubHub, Inc.*	576	19,722
GTT Communications, Inc.*	901	10,731
Internap Network Services Corp.*	3,530	24,357
Intralinks Holdings, Inc.*	2,524	20,444
j2 Global, Inc.	2,941	145,168
Limelight Networks, Inc.*	3,876	9,050
Liquidity Services, Inc.*	1,461	20,089
LivePerson, Inc.*	3,424	43,108
LogMeIn, Inc.*	1,556	71,685
Marchex, Inc., Class B	2,094	8,690
Marin Software, Inc.*	1,687	14,508
Marketo, Inc.*	1,642	53,037
Millennial Media, Inc.*	4,809	8,945
Monster Worldwide, Inc.*	5,736	31,548
Move, Inc.*	2,477	51,918
NIC, Inc.	4,149	71,446
OPOWER, Inc.*	497	9,373
Perficient, Inc.*	2,215	33,203
Q2 Holdings, Inc.*	633	8,862
QuinStreet, Inc.*	2,161	8,968
RealNetworks, Inc.*	1,381	9,598
Reis, Inc.	580	13,682
Rightside Group Ltd.*	556	5,421
Rocket Fuel, Inc.*	1,175	18,565
SciQuest, Inc.*	1,711	25,733
Shutterstock, Inc.*	972	69,381
SPS Commerce, Inc.*	1,053	55,967
Stamps.com, Inc.*	892	28,330
TechTarget, Inc.*	1,072	9,208
Textura Corp.*	1,194	31,522
Travelzoo, Inc.*	455	7,053
Tremor Video, Inc.*	2,269	5,309
TrueCar, Inc.*	503	9,029
Trulia, Inc.*	2,314	113,155
Unwired Planet, Inc.*	5,878	10,933
Vistaprint N.V.*	2,087	114,347
Web.com Group, Inc.*	3,317	66,207
WebMD Health Corp.*	2,479	103,647
Wix.com Ltd.*	889	14,446
XO Group, Inc.*	1,767	19,808
Xoom Corp.*	1,978	43,417
YuMe, Inc.*	1,160	5,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Zix Corp.*	3,939	$13,471

		2,644,587

IT Services (0.7%)
Acxiom Corp.*	4,872	80,632
Blackhawk Network Holdings, Inc.*	3,370	109,188
CACI International, Inc., Class A*	1,523	108,544
Cardtronics, Inc.*	2,843	100,074
Cass Information Systems, Inc.	733	30,346
Ciber, Inc.*	4,885	16,756
Computer Task Group, Inc.	1,014	11,255
Convergys Corp.	6,492	115,687
CSG Systems International, Inc.	2,163	56,844
Datalink Corp.*	1,206	12,820
EPAM Systems, Inc.*	2,279	99,797
Euronet Worldwide, Inc.*	3,242	154,935
EVERTEC, Inc.	4,197	93,761
ExlService Holdings, Inc.*	2,082	50,822
Forrester Research, Inc.	693	25,544
Global Cash Access Holdings, Inc.*	4,146	27,986
Hackett Group, Inc.	1,569	9,351
Heartland Payment Systems, Inc.	2,293	109,422
Higher One Holdings, Inc.*	2,468	6,096
iGATE Corp.*	2,353	86,402
Information Services Group, Inc.*	2,072	7,874
Lionbridge Technologies, Inc.*	4,125	18,563
Luxoft Holding, Inc.*	504	18,749
ManTech International Corp., Class A	1,503	40,506
MAXIMUS, Inc.	4,331	173,803
ModusLink Global Solutions, Inc.*	1,925	6,872
MoneyGram International, Inc.*	1,849	23,186
NeuStar, Inc., Class A*	1,428	35,457
PRGX Global, Inc.*	2,071	12,136
Sapient Corp.*	7,298	102,172
Science Applications International Corp.	2,682	118,625
ServiceSource International, Inc.*	4,353	14,060
Sykes Enterprises, Inc.*	2,500	49,950
Syntel, Inc.*	992	87,237
TeleTech Holdings, Inc.*	1,087	26,718
Unisys Corp.*	3,263	76,387
Virtusa Corp.*	1,663	59,136
WEX, Inc.*	2,457	271,056

		2,448,749

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Energy Industries, Inc.*	2,594	48,741
Alpha & Omega Semiconductor Ltd.*	1,361	12,793
Ambarella, Inc.*	1,841	80,396
Amkor Technology, Inc.*	5,440	45,750
Applied Micro Circuits Corp.*	5,010	35,070
Audience, Inc.*	890	6,586
Axcelis Technologies, Inc.*	6,692	13,317
Brooks Automation, Inc.	4,205	44,195
Cabot Microelectronics Corp.*	1,542	63,916
Cascade Microtech, Inc.*	812	8,226
Cavium, Inc.*	3,325	165,352
CEVA, Inc.*	1,340	18,010
Cirrus Logic, Inc.*	3,971	82,795
Cohu, Inc.	96,760	1,158,217
Cypress Semiconductor Corp.*	10,056	99,303
Diodes, Inc.*	2,245	53,700
DSP Group, Inc.*	1,449	12,853
Entegris, Inc.*	8,665	99,647
Entropic Communications, Inc.*	5,873	15,622
Exar Corp.*	2,606	23,324
Fairchild Semiconductor International, Inc.*	7,822	121,476
FormFactor, Inc.*	3,549	25,446
GT Advanced Technologies, Inc.*	8,722	94,459
Inphi Corp.*	1,997	28,717
Integrated Device Technology, Inc.*	8,365	133,422
Integrated Silicon Solution, Inc.	1,930	26,518
International Rectifier Corp.*	4,477	175,677
Intersil Corp., Class A	8,047	114,348
IXYS Corp.	1,597	16,769
Kopin Corp.*	4,131	14,045
Lattice Semiconductor Corp.*	7,413	55,598
MA-COM Technology Solutions Holdings, Inc.*	749	16,358
MaxLinear, Inc., Class A*	1,774	12,205
Micrel, Inc.	2,854	34,334
Microsemi Corp.*	5,956	151,342
MKS Instruments, Inc.	3,310	110,488
Monolithic Power Systems, Inc.	2,415	106,381
Nanometrics, Inc.*	1,520	22,952
NVE Corp.*	311	20,072
OmniVision Technologies, Inc.*	3,562	94,251
PDF Solutions, Inc.*	1,953	24,627
Peregrine Semiconductor Corp.*	1,635	20,225
Pericom Semiconductor Corp.*	1,498	14,591
Photronics, Inc.*	4,027	32,417
PMC-Sierra, Inc.*	11,085	82,694
Power Integrations, Inc.	1,899	102,375
QuickLogic Corp.*	3,508	10,489
Rambus, Inc.*	7,230	90,230
RF Micro Devices, Inc.*	18,042	208,205
Rubicon Technology, Inc.*	1,751	7,442
Rudolph Technologies, Inc.*	2,134	19,313
Semtech Corp.*	4,197	113,949
Silicon Image, Inc.*	4,938	24,888
Silicon Laboratories, Inc.*	2,724	110,703
Spansion, Inc., Class A*	3,855	87,855
Synaptics, Inc.*	2,270	166,164
Tessera Technologies, Inc.	3,377	89,761
TriQuint Semiconductor, Inc.*	10,791	205,784
Ultra Clean Holdings, Inc.*	1,911	17,103
Ultratech, Inc.*	1,820	41,405
Veeco Instruments, Inc.*	2,500	87,375
Vitesse Semiconductor Corp.*	3,039	10,940
Xcerra Corp.*	3,339	32,689

		5,063,895

Software (1.3%)
A10 Networks, Inc.*	809	7,370
ACI Worldwide, Inc.*	7,138	133,909
Actuate Corp.*	2,919	11,384
Advent Software, Inc.	3,287	103,738
American Software, Inc., Class A	1,569	13,839
Aspen Technology, Inc.*	5,782	218,097
AVG Technologies N.V.*	2,228	36,940
Barracuda Networks, Inc.*	509	13,056
Blackbaud, Inc.	2,951	115,945
Bottomline Technologies de, Inc.*	2,493	68,782
BroadSoft, Inc.*	1,850	38,924
Callidus Software, Inc.*	2,942	35,363
Cinedigm Corp., Class A*	4,859	7,531
CommVault Systems, Inc.*	2,964	149,386
Compuware Corp.	13,666	144,996
Comverse, Inc.*	1,456	32,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Covisint Corp.*	544	$2,258
Cyan, Inc.*	1,735	5,413
Digimarc Corp.	407	8,429
Ebix, Inc.	1,912	27,112
Ellie Mae, Inc.*	1,785	58,191
EnerNOC, Inc.*	1,727	29,290
Epiq Systems, Inc.	1,955	34,330
ePlus, Inc.*	333	18,665
Fair Isaac Corp.	1,997	110,035
FleetMatics Group plc*	2,394	73,017
Gigamon, Inc.*	1,547	16,197
Globant S.A.*	309	4,348
Glu Mobile, Inc.*	5,759	29,774
Guidance Software, Inc.*	1,191	8,015
Guidewire Software, Inc.*	4,273	189,465
Imperva, Inc.*	1,411	40,538
Infoblox, Inc.*	3,494	51,536
Interactive Intelligence Group, Inc.*	1,072	44,810
Jive Software, Inc.*	2,661	15,514
Kofax Ltd.*	4,742	36,703
Manhattan Associates, Inc.*	4,715	157,575
Mavenir Systems, Inc.*	618	7,762
Mentor Graphics Corp.	6,045	123,892
MicroStrategy, Inc., Class A*	581	76,018
MobileIron, Inc.*	618	6,884
Model N, Inc.*	1,221	12,039
Monotype Imaging Holdings, Inc.	2,521	71,395
NetScout Systems, Inc.*	2,276	104,241
Park City Group, Inc.*	616	6,074
Paycom Software, Inc.*	416	6,889
Pegasystems, Inc.	2,291	43,781
Progress Software Corp.*	3,290	78,664
Proofpoint, Inc.*	2,366	87,873
PROS Holdings, Inc.*	1,489	37,523
QAD, Inc., Class A	181	3,370
QAD, Inc., Class B	219	3,443
Qlik Technologies, Inc.*	5,624	152,073
Qualys, Inc.*	1,295	34,447
Rally Software Development Corp.*	1,590	19,096
RealPage, Inc.*	3,312	51,336
Rosetta Stone, Inc.*	1,351	10,875
Rubicon Project, Inc.*	503	5,900
Sapiens International Corp. N.V.*	1,566	11,588
SeaChange International, Inc.*	2,154	14,992
Silver Spring Networks, Inc.*	2,227	21,491
SS&C Technologies Holdings, Inc.*	4,268	187,322
Synchronoss Technologies, Inc.*	2,256	103,280
Take-Two Interactive Software, Inc.*	5,200	119,964
Tangoe, Inc.*	2,472	33,496
TeleCommunication Systems, Inc., Class A*	3,109	8,674
Telenav, Inc.*	1,744	11,685
TiVo, Inc.*	7,286	93,224
TubeMogul, Inc.(b)*	178	2,047
Tyler Technologies, Inc.*	2,083	184,137
Ultimate Software Group, Inc.*	1,789	253,161
Varonis Systems, Inc.*	341	7,195
VASCO Data Security International, Inc.*	1,779	33,410
Verint Systems, Inc.*	3,739	207,926
VirnetX Holding Corp.*	2,665	15,990
Vringo, Inc.*	4,316	4,079
Zendesk, Inc.*	724	15,631

		4,365,854

Technology Hardware, Storage & Peripherals (0.1%)
Cray, Inc.*	2,603	68,303
Dot Hill Systems Corp.*	3,827	14,466
Eastman Kodak Co.*	1,128	24,782
Electronics for Imaging, Inc.*	2,885	127,430
Immersion Corp.*	1,795	15,401
Intevac, Inc.*	1,516	10,112
Nimble Storage, Inc.*	591	15,348
QLogic Corp.*	5,586	51,168
Quantum Corp.*	13,215	15,329
Silicon Graphics International Corp.*	2,213	20,426
Super Micro Computer, Inc.*	2,193	64,518
Violin Memory, Inc.*	5,126	24,964

		452,247

Total Information Technology		22,407,192

Materials (10.2%)
Chemicals (7.0%)
A. Schulman, Inc.	67,466	2,439,571
Advanced Emissions Solutions, Inc.*	1,414	30,076
American Vanguard Corp.	1,882	21,078
Axiall Corp.	72,665	2,602,134
Balchem Corp.	1,895	107,200
Cabot Corp.	60,800	3,086,816
Calgon Carbon Corp.*	3,413	66,144
Chase Corp.	445	13,848
Chemtura Corp.*	5,622	131,161
Ferro Corp.*	4,587	66,466
Flotek Industries, Inc.*	3,438	89,629
FutureFuel Corp.	1,445	17,181
H.B. Fuller Co.	87,333	3,467,120
Hawkins, Inc.	672	24,165
Innophos Holdings, Inc.	1,357	74,757
Innospec, Inc.	1,543	55,394
Intrepid Potash, Inc.*	3,594	55,527
KMG Chemicals, Inc.	665	10,826
Koppers Holdings, Inc.	1,304	43,241
Kraton Performance Polymers, Inc.*	2,056	36,617
Kronos Worldwide, Inc.	1,321	18,203
Landec Corp.*	1,706	20,899
LSB Industries, Inc.*	1,212	43,281
Marrone Bio Innovations, Inc.*	720	1,915
Minerals Technologies, Inc.	25,669	1,584,034
Olin Corp.	4,960	125,240
OM Group, Inc.	2,041	52,964
OMNOVA Solutions, Inc.*	3,006	16,142
PolyOne Corp.	5,891	209,602
Quaker Chemical Corp.	840	60,220
Rentech, Inc.*	14,813	25,330
RPM International, Inc.	77,050	3,527,349
Senomyx, Inc.*	2,712	22,238
Sensient Technologies Corp.	82,604	4,324,319
Stepan Co.	24,339	1,080,165
Taminco Corp.*	1,816	47,398
Trecora Resources*	1,240	15,351
Tredegar Corp.	1,617	29,769
Trinseo S.A.*	627	9,863
Tronox Ltd., Class A	3,919	102,090
Zep, Inc.	1,506	21,114

		23,776,437

Construction Materials (0.0%)
Headwaters, Inc.*	4,663	58,474
United States Lime & Minerals, Inc.	115	6,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
US Concrete, Inc.*	930	$24,310

		89,469

Containers & Packaging (0.2%)
AEP Industries, Inc.*	226	8,559
AptarGroup, Inc.	1,600	97,120
Berry Plastics Group, Inc.*	5,745	145,004
Graphic Packaging Holding Co.*	20,633	256,468
Myers Industries, Inc.	1,754	30,940
UFP Technologies, Inc.*	394	8,660

		546,751

Metals & Mining (2.8%)
A.M. Castle & Co.*	1,219	10,410
AK Steel Holding Corp.*	11,096	88,879
Allied Nevada Gold Corp.*	6,853	22,683
Ampco-Pittsburgh Corp.	538	10,760
Carpenter Technology Corp.	49,500	2,234,925
Century Aluminum Co.*	3,240	84,143
Coeur Mining, Inc.*	6,680	33,133
Commercial Metals Co.	7,320	124,952
Globe Specialty Metals, Inc.	3,887	70,705
Gold Resource Corp.	2,391	12,242
Handy & Harman Ltd.*	194	5,094
Haynes International, Inc.	727	33,435
Hecla Mining Co.	22,045	54,672
Horsehead Holding Corp.*	3,212	53,094
Kaiser Aluminum Corp.	1,157	88,187
Materion Corp.	1,296	39,748
Molycorp, Inc.*	11,612	13,818
Noranda Aluminum Holding Corp.	2,848	12,873
Olympic Steel, Inc.	580	11,931
Reliance Steel & Aluminum Co.	46,300	3,166,920
RTI International Metals, Inc.*	1,968	48,531
Ryerson Holding Corp.*	566	7,245
Schnitzer Steel Industries, Inc., Class A	1,679	40,380
Steel Dynamics, Inc.	117,600	2,658,936
Stillwater Mining Co.*	7,654	115,040
SunCoke Energy, Inc.*	4,472	100,396
U.S. Silica Holdings, Inc.	3,396	212,284
Universal Stainless & Alloy Products, Inc.*	419	11,045
Walter Energy, Inc.	4,064	9,510
Worthington Industries, Inc.	3,234	120,369

		9,496,340

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,513	75,742
Clearwater Paper Corp.*	1,308	78,624
Deltic Timber Corp.	700	43,624
KapStone Paper and Packaging Corp.*	5,388	150,702
Louisiana-Pacific Corp.*	9,023	122,623
Neenah Paper, Inc.	1,059	56,635
P.H. Glatfelter Co.	2,751	60,384
Resolute Forest Products, Inc.*	4,176	65,313
Schweitzer-Mauduit International, Inc.	1,946	80,389
Wausau Paper Corp.	2,702	21,427

		755,463

Total Materials		34,664,460

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	5,565	37,174
Atlantic Tele-Network, Inc.	588	31,693
Cincinnati Bell, Inc.*	13,260	44,686
Cogent Communications Holdings, Inc.	2,895	97,301
Consolidated Communications Holdings, Inc.	2,569	64,354
Enventis Corp.	811	14,744
FairPoint Communications, Inc.*	1,303	19,767
General Communication, Inc., Class A*	2,297	25,060
Globalstar, Inc.*	17,558	64,262
Hawaiian Telcom Holdco, Inc.*	680	17,469
IDT Corp., Class B	1,021	16,397
inContact, Inc.*	4,003	34,806
Inteliquent, Inc.	2,031	25,286
Intelsat S.A.*	1,727	29,601
Iridium Communications, Inc.*	5,179	45,834
Lumos Networks Corp.	1,202	19,533
magicJack VocalTec Ltd.*	1,183	11,653
ORBCOMM, Inc.*	2,768	15,916
Premiere Global Services, Inc.*	3,028	36,245
Vonage Holdings Corp.*	11,171	36,641

		688,422

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	9,782
Leap Wireless International, Inc.(b)*	3,905	9,841
NTELOS Holdings Corp.	1,124	11,959
RingCentral, Inc., Class A*	1,806	22,954
Shenandoah Telecommunications Co.	1,524	37,811
Spok Holdings, Inc.	1,325	17,238

		109,585

Total Telecommunication Services		798,007

Utilities (1.0%)
Electric Utilities (0.4%)
ALLETE, Inc.	2,707	120,164
Cleco Corp.	3,794	182,681
El Paso Electric Co.	2,580	94,299
Empire District Electric Co.	2,724	65,784
IDACORP, Inc.	3,160	169,408
MGE Energy, Inc.	2,223	82,829
NRG Yield, Inc., Class A	1,456	68,505
Otter Tail Corp.	2,310	61,608
PNM Resources, Inc.	5,091	126,817
Portland General Electric Co.	4,899	157,356
Spark Energy, Inc., Class A*	116	2,015
UIL Holdings Corp.	3,603	127,546
Unitil Corp.	924	28,727

		1,287,739

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	920	38,306
Laclede Group, Inc.	2,693	124,955
New Jersey Resources Corp.	2,650	133,852
Northwest Natural Gas Co.	1,731	73,135
ONE Gas, Inc.	3,324	113,847
Piedmont Natural Gas Co., Inc.	4,912	164,699
South Jersey Industries, Inc.	2,104	112,270
Southwest Gas Corp.	2,928	142,242
WGL Holdings, Inc.	3,241	136,511

		1,039,817

Independent Power and Renewable Electricity Producers (0.1%)
Abengoa Yield plc*	1,805	64,222
Atlantic Power Corp.	7,789	18,538
Dynegy, Inc.*	6,302	181,876
Ormat Technologies, Inc.	1,154	30,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pattern Energy Group, Inc.	2,516	$77,795
TerraForm Power, Inc., Class A*	1,424	41,096

		413,842

Multi-Utilities (0.1%)
Avista Corp.	3,842	117,296
Black Hills Corp.	2,751	131,718
NorthWestern Corp.	2,498	113,309

		362,323

Water Utilities (0.1%)
American States Water Co.	2,483	75,533
Artesian Resources Corp., Class A	479	9,647
California Water Service Group	3,064	68,756
Connecticut Water Service, Inc.	719	23,368
Middlesex Water Co.	1,054	20,658
SJW Corp.	1,019	27,381
York Water Co.	845	16,900

		242,243

Total Utilities		3,345,964

Total Common Stocks (79.4%) (Cost $184,606,651)		270,109,256

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	1,382	—

Total Investments (79.4%) (Cost $184,606,651)		270,109,256
Other Assets Less Liabilities (20.6%)		70,030,695

Net Assets (100%)		$340,139,951

*	Non-income producing.

†	Securities (totaling $4,367 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	598	December-14	$69,202,130	$65,576,680	$(3,625,450)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$43,681,801	$—	$—		$43,681,801
Consumer Staples	6,118,964	1,497,190	—		7,616,154
Energy	24,100,063	92,600	—		24,192,663
Financials	44,280,542	—	—		44,280,542
Health Care	21,719,859	363,633	4,367		22,087,859
Industrials	67,034,614	—	—		67,034,614
Information Technology	22,407,192	—	—	(b)	22,407,192
Materials	34,664,460	—	—		34,664,460
Telecommunication Services	788,166	9,841	—		798,007
Utilities	3,345,964	—	—		3,345,964
Warrants
Energy	—	—	—	(b)	—

Total Assets	$268,141,625	$1,963,264	$4,367		$270,109,256

Liabilities:
Futures	$(3,625,450)	$—	$—		$(3,625,450)

Total Liabilities	$(3,625,450)	$—	$—		$(3,625,450)

Total	$264,516,175	$1,963,264	$4,367		$266,483,806

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,370,752
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,648,698

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,553,486
Aggregate gross unrealized depreciation	(12,181,292)

Net unrealized appreciation	$85,372,194

Federal income tax cost of investments	$184,737,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.6%)
Auto Components (5.6%)
Cooper Tire & Rubber Co.	5,468	$156,932
Cooper-Standard Holding, Inc.*	1,223	76,315
Dana Holding Corp.	7,466	143,123
Dorman Products, Inc.*	11,800	472,708
Federal-Mogul Holdings Corp.*	2,731	40,610
Fuel Systems Solutions, Inc.*	1,308	11,654
Icahn Enterprises LP	76,087	8,053,049
Modine Manufacturing Co.*	3,259	38,684
Remy International, Inc.	1,258	25,827
Shiloh Industries, Inc.*	32	544
Spartan Motors, Inc.	3,040	14,197
Standard Motor Products, Inc.	766	26,374
Stoneridge, Inc.*	601	6,773
Strattec Security Corp.	75	6,101
Superior Industries International, Inc.	2,183	38,268

		9,111,159

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,929	102,314
VOXX International Corp.*	1,894	17,614
Weyco Group, Inc.	554	13,911

		133,839

Diversified Consumer Services (0.4%)
2U, Inc.*	570	8,886
American Public Education, Inc.*	116	3,131
Ascent Capital Group, Inc., Class A*	1,315	79,163
Bridgepoint Education, Inc.*	1,617	18,046
Career Education Corp.*	6,225	31,623
Carriage Services, Inc.	1,335	23,136
Chegg, Inc.*	7,020	43,805
Education Management Corp.*	1,772	1,931
Houghton Mifflin Harcourt Co.*	10,322	200,660
ITT Educational Services, Inc.*	2,124	9,112
K12, Inc.*	1,915	30,563
Matthews International Corp., Class A	2,811	123,375
Regis Corp.	4,102	65,468
Steiner Leisure Ltd.*	1,412	53,077
Universal Technical Institute, Inc.	1,968	18,401
Weight Watchers International, Inc.*	237	6,503

		716,880

Hotels, Restaurants & Leisure (4.2%)
Belmond Ltd., Class A*	9,171	106,934
Biglari Holdings, Inc.*	165	56,060
BJ’s Restaurants, Inc.*	1,702	61,255
Bob Evans Farms, Inc.	2,339	110,728
Boyd Gaming Corp.*	1,554	15,789
Bravo Brio Restaurant Group, Inc.*	147	1,907
Caesars Acquisition Co., Class A*	4,323	40,939
Caesars Entertainment Corp.*	4,225	53,151
Carrols Restaurant Group, Inc.*	3,360	23,890
Churchill Downs, Inc.	434	42,315
Cracker Barrel Old Country Store, Inc.	101	10,422
Denny’s Corp.*	2,692	18,925
DineEquity, Inc.	960	78,326
Einstein Noah Restaurant Group, Inc.	112	2,258
El Pollo Loco Holdings, Inc.*	169	6,069
Empire Resorts, Inc.*	1,454	9,756
International Speedway Corp., Class A	2,605	82,422
Interval Leisure Group, Inc.	863	16,440
Intrawest Resorts Holdings, Inc.*	1,264	12,223
Isle of Capri Casinos, Inc.*	1,944	14,580
La Quinta Holdings, Inc.*	1,260	23,927
Life Time Fitness, Inc.*	3,664	184,812
Marcus Corp.	1,725	27,255
Marriott Vacations Worldwide Corp.*	2,693	170,763
Monarch Casino & Resort, Inc.*	923	10,993
Morgans Hotel Group Co.*	1,847	14,905
Penn National Gaming, Inc.*	7,416	83,133
Ruby Tuesday, Inc.*	5,940	34,987
Ruth’s Hospitality Group, Inc.	1,222	13,491
Scientific Games Corp., Class A*	1,778	19,149
Sonic Corp.*	1,572	35,150
Speedway Motorsports, Inc.	1,028	17,538
Tropicana Entertainment, Inc.*	112,000	1,881,600
Wendy’s Co.	432,000	3,568,320

		6,850,412

Household Durables (5.6%)
Beazer Homes USA, Inc.*	1,495	25,086
Brookfield Residential Properties, Inc.*	119,600	2,259,244
Century Communities, Inc.*	315	5,465
CSS Industries, Inc.	883	21,413
Dixie Group, Inc.*	373	3,234
Ethan Allen Interiors, Inc.	2,418	55,131
Flexsteel Industries, Inc.	432	14,571
Helen of Troy Ltd.*	1,700	89,284
Hovnanian Enterprises, Inc., Class A*	11,175	41,012
Jarden Corp.*	76,000	4,568,360
KB Home	2,152	32,151
La-Z-Boy, Inc.	752	14,882
LGI Homes, Inc.*	1,097	20,141
Libbey, Inc.*	129	3,388
Lifetime Brands, Inc.	972	14,881
M.D.C. Holdings, Inc.	3,713	94,013
M/I Homes, Inc.*	2,365	46,874
Meritage Homes Corp.*	3,722	132,131
NACCO Industries, Inc., Class A	469	23,323
New Home Co., Inc.*	861	11,624
Ryland Group, Inc.	4,465	148,417
Skullcandy, Inc.*	1,960	15,268
Standard Pacific Corp.*	13,754	103,018
TRI Pointe Homes, Inc.*	102,514	1,326,531
UCP, Inc., Class A*	804	9,608
WCI Communities, Inc.*	1,173	21,630
William Lyon Homes, Class A*	1,494	33,017

		9,133,697

Internet & Catalog Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	2,359	16,961
Expedia, Inc.	3,000	262,860
FTD Cos., Inc.*	1,605	54,747
Gaiam, Inc., Class A*	1,257	9,226
Lands’ End, Inc.*	1,575	64,764
Liberty TripAdvisor Holdings, Inc.*	20,600	698,340
Liberty Ventures*	20,600	781,976
Orbitz Worldwide, Inc.*	2,699	21,241
Shutterfly, Inc.*	1,440	70,186
ValueVision Media, Inc., Class A*	2,591	13,292

		1,993,593

Leisure Products (0.2%)
Arctic Cat, Inc.	805	28,030
Black Diamond, Inc.*	2,154	16,284
Brunswick Corp.	4,400	185,416
Callaway Golf Co.	7,389	53,497
Escalade, Inc.	735	8,864
JAKKS Pacific, Inc.*	1,723	12,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A	459	$11,888
LeapFrog Enterprises, Inc.*	6,322	37,869
Nautilus, Inc.*	1,194	14,292

		368,373

Media (7.0%)
AH Belo Corp., Class A	1,694	18,075
AMC Entertainment Holdings, Inc., Class A	2,027	46,601
Central European Media Enterprises Ltd., Class A*	6,597	14,843
Crown Media Holdings, Inc., Class A*	498	1,594
Cumulus Media, Inc., Class A*	4,341	17,494
Daily Journal Corp.*	103	18,591
Dex Media, Inc.*	1,408	13,460
DreamWorks Animation SKG, Inc., Class A*	112,800	3,076,056
Entercom Communications Corp., Class A*	2,384	19,144
Entravision Communications Corp., Class A	379	1,501
Eros International plc*	1,335	19,504
EW Scripps Co., Class A*	2,966	48,375
Global Sources Ltd.*	1,639	10,998
Harte-Hanks, Inc.	4,702	29,952
Hemisphere Media Group, Inc.*	848	9,040
Journal Communications, Inc., Class A*	4,336	36,552
Lee Enterprises, Inc.*	5,154	17,421
Live Nation Entertainment, Inc.*	165,600	3,977,712
Loral Space & Communications, Inc.*	6,100	438,041
Martha Stewart Living Omnimedia, Inc., Class A*	607	2,185
McClatchy Co., Class A*	5,900	19,824
MDC Partners, Inc., Class A	3,033	58,203
Media General, Inc.*	5,164	67,700
Meredith Corp.	3,395	145,306
National CineMedia, Inc.	4,531	65,745
New Media Investment Group, Inc.	3,479	57,856
New York Times Co., Class A	13,116	147,162
Promotora de Informaciones S.A. (Prisa) (ADR)*	197,325	224,950
ReachLocal, Inc.*	542	1,957
Reading International, Inc., Class A*	1,662	13,961
Rentrak Corp.*	77	4,692
Saga Communications, Inc., Class A	264	8,865
Salem Communications Corp., Class A	909	6,917
Scholastic Corp.	2,504	80,929
SFX Entertainment, Inc.*	4,203	21,099
Sizmek, Inc.*	2,092	16,192
Starz, Class A*	70,600	2,335,448
Time, Inc.*	10,462	245,125
Townsquare Media, Inc.*	337	4,051

		11,343,121

Multiline Retail (0.4%)
Bon-Ton Stores, Inc.	1,466	12,256
Burlington Stores, Inc.*	270	10,762
Fred’s, Inc., Class A	3,514	49,196
Sears Canada, Inc.	56,800	541,872
Tuesday Morning Corp.*	764	14,825

		628,911

Specialty Retail (2.3%)
Aeropostale, Inc.*	7,368	24,241
American Eagle Outfitters, Inc.	18,446	267,836
America’s Car-Mart, Inc.*	628	24,862
Barnes & Noble, Inc.*	3,915	77,282
bebe stores, Inc.	2,925	6,786
Big 5 Sporting Goods Corp.	1,804	16,903
Brown Shoe Co., Inc.	2,122	57,570
Build-A-Bear Workshop, Inc.*	334	4,369
Cato Corp., Class A	2,218	76,432
Children’s Place, Inc.	2,096	99,895
Citi Trends, Inc.*	1,475	32,597
Destination Maternity Corp.	1,111	17,154
Destination XL Group, Inc.*	2,765	13,051
Express, Inc.*	7,544	117,762
Finish Line, Inc., Class A	3,420	85,603
Genesco, Inc.*	2,074	155,031
Group 1 Automotive, Inc.	1,878	136,549
Guess?, Inc.	5,833	128,151
Haverty Furniture Cos., Inc.	1,921	41,859
hhgregg, Inc.*	673	4,247
Kirkland’s, Inc.*	603	9,714
MarineMax, Inc.*	2,365	39,850
Men’s Wearhouse, Inc.	941	44,434
New York & Co., Inc.*	1,672	5,066
Office Depot, Inc.*	50,676	260,475
Pacific Sunwear of California, Inc.*	331	596
Penske Automotive Group, Inc.	14,000	568,260
Pep Boys-Manny, Moe & Jack*	5,115	45,575
Rent-A-Center, Inc.	5,016	152,236
Sears Hometown and Outlet Stores, Inc.*	64,149	994,309
Shoe Carnival, Inc.	1,412	25,148
Sonic Automotive, Inc., Class A	3,779	92,623
Sportsman’s Warehouse Holdings, Inc.*	590	3,974
Stage Stores, Inc.	3,034	51,912
Stein Mart, Inc.	2,623	30,296
Systemax, Inc.*	991	12,358
Tilly’s, Inc., Class A*	1,037	7,798
Vitamin Shoppe, Inc.*	1,458	64,721
West Marine, Inc.*	1,593	14,337
Zumiez, Inc.*	385	10,818

		3,822,680

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	842	30,127
Crocs, Inc.*	7,239	91,067
Culp, Inc.	754	13,685
Iconix Brand Group, Inc.*	2,858	105,575
Movado Group, Inc.	17,356	573,789
Perry Ellis International, Inc.*	1,117	22,731
Quiksilver, Inc.*	4,881	8,395
Sequential Brands Group, Inc.*	349	4,362
Skechers U.S.A., Inc., Class A*	964	51,391
Unifi, Inc.*	1,382	35,794

		936,916

Total Consumer Discretionary		45,039,581

Consumer Staples (2.2%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	42	3,134
Craft Brew Alliance, Inc.*	199	2,866

		6,000

Food & Staples Retailing (0.3%)
Andersons, Inc.	197	12,387
Chefs’ Warehouse, Inc.*	279	4,537
Ingles Markets, Inc., Class A	1,260	29,850
Pantry, Inc.*	2,242	45,356
Roundy’s, Inc.	3,883	11,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SpartanNash Co.	3,552	$69,086
SUPERVALU, Inc.*	19,247	172,068
Village Super Market, Inc., Class A	620	14,124
Weis Markets, Inc.	1,011	39,459

		398,477

Food Products (0.7%)
Alico, Inc.	259	9,868
B&G Foods, Inc.	242	6,667
Boulder Brands, Inc.*	483	6,583
Chiquita Brands International, Inc.*	4,442	63,076
Darling Ingredients, Inc.*	12,559	230,081
Dean Foods Co.	8,956	118,667
Fresh Del Monte Produce, Inc.	3,419	109,066
John B. Sanfilippo & Son, Inc.	790	25,564
Lancaster Colony Corp.	642	54,750
Omega Protein Corp.*	2,026	25,325
Post Holdings, Inc.*	4,180	138,692
Sanderson Farms, Inc.	320	28,144
Seaboard Corp.*	25	66,875
Seneca Foods Corp., Class A*	790	22,594
Snyder’s-Lance, Inc.	4,506	119,409
Tootsie Roll Industries, Inc.	132	3,695
TreeHouse Foods, Inc.*	1,905	153,353

		1,182,409

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,735	30,029
Harbinger Group, Inc.*	4,664	61,192
Oil-Dri Corp. of America	400	10,428
Orchids Paper Products Co.	156	3,831

		105,480

Personal Products (1.0%)
Elizabeth Arden, Inc.*	2,435	40,762
Female Health Co.	726	2,534
Inter Parfums, Inc.	56,275	1,547,562
Nature’s Sunshine Products, Inc.	973	14,430
Nutraceutical International Corp.*	834	17,439
Revlon, Inc., Class A*	827	26,208
Synutra International, Inc.*	199	901

		1,649,836

Tobacco (0.1%)
Alliance One International, Inc.*	8,464	16,674
Universal Corp.	2,191	97,259
Vector Group Ltd.	2,431	53,916

		167,849

Total Consumer Staples		3,510,051

Energy (3.6%)
Energy Equipment & Services (1.3%)
Aspen Aerogels, Inc.*	175	1,764
Bristow Group, Inc.	3,360	225,792
C&J Energy Services, Inc.*	639	19,521
CHC Group Ltd.*	3,127	17,511
Dawson Geophysical Co.	745	13,544
Era Group, Inc.*	1,903	41,390
Exterran Holdings, Inc.	5,537	245,344
Forum Energy Technologies, Inc.*	3,544	108,482
Geospace Technologies Corp.*	1,135	39,895
Gulf Island Fabrication, Inc.	827	14,224
Gulfmark Offshore, Inc., Class A	2,542	79,692
Helix Energy Solutions Group, Inc.*	9,991	220,401
Hercules Offshore, Inc.*	15,404	33,889
Hornbeck Offshore Services, Inc.*	3,446	112,788
Independence Contract Drilling, Inc.*	590	6,933
ION Geophysical Corp.*	10,337	28,840
Key Energy Services, Inc.*	12,612	61,042
McDermott International, Inc.*	22,479	128,580
Mitcham Industries, Inc.*	1,157	12,785
Natural Gas Services Group, Inc.*	1,185	28,523
Newpark Resources, Inc.*	8,033	99,931
North Atlantic Drilling Ltd.	5,123	34,119
Nuverra Environmental Solutions, Inc.*	1,443	21,284
Parker Drilling Co.*	11,600	57,304
PHI, Inc. (Non-Voting)*	1,135	46,705
Pioneer Energy Services Corp.*	1,686	23,638
SEACOR Holdings, Inc.*	1,953	146,084
Tesco Corp.	3,009	59,729
TETRA Technologies, Inc.*	7,463	80,750
Vantage Drilling Co.*	19,824	25,177

		2,035,661

Oil, Gas & Consumable Fuels (2.3%)
Adams Resources & Energy, Inc.	199	8,814
Alon USA Energy, Inc.	1,765	25,345
Alpha Natural Resources, Inc.*	21,235	52,663
American Eagle Energy Corp.*	2,943	11,978
Amyris, Inc.*	2,400	9,096
Apco Oil and Gas International, Inc.*	737	9,500
Approach Resources, Inc.*	2,178	31,581
Arch Coal, Inc.	20,304	43,044
Ardmore Shipping Corp.	1,724	18,792
Bill Barrett Corp.*	4,698	103,544
BPZ Resources, Inc.*	6,183	11,810
Callon Petroleum Co.*	5,184	45,671
Clean Energy Fuels Corp.*	3,013	23,501
Cloud Peak Energy, Inc.*	5,789	73,057
Comstock Resources, Inc.	4,564	84,982
Contango Oil & Gas Co.*	1,659	55,145
Delek U.S. Holdings, Inc.	2,685	88,927
DHT Holdings, Inc.	8,701	53,598
Dorian LPG Ltd.*	721	12,848
Eclipse Resources Corp.*	1,535	25,512
Emerald Oil, Inc.*	5,480	33,702
Energy XXI Bermuda Ltd.	8,943	101,503
EXCO Resources, Inc.	8,942	29,866
Forest Oil Corp.*	9,570	11,197
Frontline Ltd.*	6,350	8,001
GasLog Ltd.	3,256	71,665
Gastar Exploration, Inc.*	405	2,377
Green Plains, Inc.	562	21,013
Halcon Resources Corp.*	24,556	97,242
Hallador Energy Co.	860	10,182
Harvest Natural Resources, Inc.*	3,963	14,544
Matador Resources Co.*	3,007	77,731
Midstates Petroleum Co., Inc.*	3,508	17,715
Miller Energy Resources, Inc.*	2,649	11,656
Navios Maritime Acquisition Corp.	7,763	21,038
Nordic American Offshore Ltd.	956	16,845
Nordic American Tankers Ltd.	8,466	67,305
Northern Oil and Gas, Inc.*	5,859	83,315
Pacific Ethanol, Inc.*	2,121	29,609
Par Petroleum Corp.*	59,748	1,006,754
PDC Energy, Inc.*	3,142	158,011
Penn Virginia Corp.*	6,198	78,777
PetroQuest Energy, Inc.*	597	3,355
Quicksilver Resources, Inc.*	10,751	6,481
Renewable Energy Group, Inc.*	3,328	33,779
Resolute Energy Corp.*	7,396	46,373
REX American Resources Corp.*	111	8,090
Rosetta Resources, Inc.*	5,078	226,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
RSP Permian, Inc.*	1,563	$39,950
Sanchez Energy Corp.*	1,932	50,734
Scorpio Tankers, Inc.	16,305	135,495
Ship Finance International Ltd.	5,593	94,634
Stone Energy Corp.*	5,319	166,804
Swift Energy Co.*	4,235	40,656
Teekay Tankers Ltd., Class A	5,784	21,574
TransAtlantic Petroleum Ltd.*	1,061	9,538
Triangle Petroleum Corp.*	3,184	35,056
VAALCO Energy, Inc.*	4,789	40,706
W&T Offshore, Inc.	2,051	22,561
Warren Resources, Inc.*	7,054	37,386
Westmoreland Coal Co.*	1,396	52,224

		3,831,128

Total Energy		5,866,789

Financials (39.4%)
Banks (6.9%)
1st Source Corp.	1,428	40,669
1st United Bancorp, Inc./Florida	2,803	23,882
American National Bankshares, Inc.	721	16,403
Ameris Bancorp	2,415	53,009
Ames National Corp.	770	17,209
Arrow Financial Corp.	1,014	25,418
BancFirst Corp.	674	42,165
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,819	86,487
Bancorp, Inc./Delaware*	3,238	27,814
BancorpSouth, Inc.	9,119	183,657
Bank of Kentucky Financial Corp.	592	27,368
Bank of Marin Bancorp/California	556	25,515
Banner Corp.	1,838	70,708
BBCN Bancorp, Inc.	7,588	110,709
Blue Hills Bancorp, Inc.*	2,655	34,834
BNC Bancorp	1,896	29,691
BOK Financial Corp.	6,000	398,880
Boston Private Financial Holdings, Inc.	7,559	93,656
Bridge Bancorp, Inc.	1,122	26,535
Bridge Capital Holdings*	963	21,899
Bryn Mawr Bank Corp.	1,322	37,452
C1 Financial, Inc.*	294	5,330
Camden National Corp.	702	24,570
Capital Bank Financial Corp., Class A*	2,336	55,784
Capital City Bank Group, Inc.	1,016	13,757
Cardinal Financial Corp.	2,901	49,520
Cascade Bancorp*	2,759	13,933
Cathay General Bancorp	7,553	187,541
Centerstate Banks, Inc.	3,445	35,656
Central Pacific Financial Corp.	1,515	27,164
Century Bancorp, Inc./Massachusetts, Class A	343	11,875
Chemical Financial Corp.	3,069	82,525
Citizens & Northern Corp.	1,153	21,907
City Holding Co.	1,495	62,984
CNB Financial Corp./Pennsylvania	1,320	20,724
CoBiz Financial, Inc.	3,380	37,788
Columbia Banking System, Inc.	4,980	123,554
Community Bank System, Inc.	3,840	128,986
Community Trust Bancorp, Inc.	1,488	50,041
CommunityOne Bancorp*	930	8,203
ConnectOne Bancorp, Inc.	2,144	40,843
CU Bancorp*	999	18,781
Customers Bancorp, Inc.*	2,464	44,253
CVB Financial Corp.	10,010	143,644
Eagle Bancorp, Inc.*	589	18,742
Enterprise Bancorp, Inc./Massachusetts	652	12,284
Enterprise Financial Services Corp.	1,868	31,233
F.N.B. Corp./Pennsylvania	16,369	196,264
FCB Financial Holdings, Inc., Class A*	764	17,350
Fidelity Southern Corp.	1,602	21,947
Financial Institutions, Inc.	1,343	30,191
First Bancorp, Inc./Maine	906	15,103
First Bancorp/North Carolina	1,856	29,733
First BanCorp/Puerto Rico*	10,006	47,529
First Busey Corp.	6,593	36,723
First Business Financial Services, Inc.	374	16,419
First Citizens BancShares, Inc./North Carolina, Class A	719	155,757
First Commonwealth Financial Corp.	8,901	74,679
First Community Bancshares, Inc./Virginia	1,559	22,278
First Connecticut Bancorp, Inc./Connecticut	1,521	22,055
First Financial Bancorp	5,455	86,353
First Financial Bankshares, Inc.	2,730	75,867
First Financial Corp./Indiana	1,077	33,333
First Interstate BancSystem, Inc.	1,747	46,418
First Merchants Corp.	3,403	68,775
First Midwest Bancorp, Inc./Illinois	7,144	114,947
First NBC Bank Holding Co.*	1,442	47,226
First of Long Island Corp.	784	27,009
FirstMerit Corp.	15,677	275,915
Flushing Financial Corp.	2,883	52,672
German American Bancorp, Inc.	1,266	32,675
Glacier Bancorp, Inc.	7,047	182,235
Great Southern Bancorp, Inc.	980	29,733
Green Bancorp, Inc.*	414	7,100
Guaranty Bancorp	1,305	17,631
Hampton Roads Bankshares, Inc.*	2,998	4,587
Hancock Holding Co.	7,796	249,862
Hanmi Financial Corp.	2,977	60,016
Heartland Financial USA, Inc.	1,512	36,107
Heritage Commerce Corp.	1,860	15,271
Heritage Financial Corp./Washington	2,867	45,413
Heritage Oaks Bancorp	2,262	15,834
Home BancShares, Inc./Arkansas	986	28,998
HomeTrust Bancshares, Inc.*	1,996	29,162
Horizon Bancorp/Indiana	882	20,321
Hudson Valley Holding Corp.	1,396	25,337
Iberiabank Corp.	2,973	185,842
Independent Bank Corp./Massachusetts	2,254	80,513
Independent Bank Corp./Michigan	1,619	19,298
Independent Bank Group, Inc.	502	23,820
International Bancshares Corp.	5,144	126,877
Investors Bancorp, Inc.	29,893	302,816
Lakeland Bancorp, Inc.	3,664	35,761
Lakeland Financial Corp.	1,575	59,063
Macatawa Bank Corp.	2,566	12,317
MainSource Financial Group, Inc.	1,941	33,482
MB Financial, Inc.	6,284	173,941
Mercantile Bank Corp.	1,593	30,347
Merchants Bancshares, Inc./Vermont	479	13,503
Metro Bancorp, Inc.*	1,353	32,810
MidSouth Bancorp, Inc.	749	14,006
MidWestOne Financial Group, Inc.	667	15,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
National Bank Holdings Corp., Class A	3,893	$74,434
National Bankshares, Inc./Virginia	633	17,572
National Penn Bancshares, Inc.	11,103	107,810
NBT Bancorp, Inc.	4,150	93,458
NewBridge Bancorp*	3,240	24,592
Northrim BanCorp, Inc.	644	17,021
OFG Bancorp	4,293	64,309
Old Line Bancshares, Inc.	817	12,647
Old National Bancorp/Indiana	10,829	140,452
OmniAmerican Bancorp, Inc.	1,138	29,577
Opus Bank*	512	15,683
Pacific Continental Corp.	1,626	20,894
Pacific Premier Bancorp, Inc.*	1,690	23,745
Palmetto Bancshares, Inc.	365	5,161
Park National Corp.	1,206	90,957
Park Sterling Corp.	4,266	28,284
Peapack-Gladstone Financial Corp.	1,144	20,020
Penns Woods Bancorp, Inc.	447	18,886
Peoples Bancorp, Inc./Ohio	1,067	25,341
Peoples Financial Services Corp.	710	32,653
Pinnacle Financial Partners, Inc.	3,369	121,621
Preferred Bank/California*	1,045	23,533
PrivateBancorp, Inc.	6,795	203,238
Prosperity Bancshares, Inc.	6,612	378,008
Renasant Corp.	2,965	80,203
Republic Bancorp, Inc./Kentucky, Class A	940	22,269
Republic First Bancorp, Inc.*	3,008	11,701
S&T Bancorp, Inc.	2,832	66,439
Sandy Spring Bancorp, Inc.	2,390	54,707
Seacoast Banking Corp. of Florida*	1,839	20,100
ServisFirst Bancshares, Inc.	168	4,838
Sierra Bancorp	1,100	18,436
Simmons First National Corp., Class A	1,554	59,860
South State Corp.	2,283	127,665
Southside Bancshares, Inc.	1,765	58,686
Southwest Bancorp, Inc./Oklahoma	1,929	31,636
Square 1 Financial, Inc., Class A*	442	8,500
State Bank Financial Corp.	3,081	50,035
Sterling Bancorp/Delaware	7,913	101,207
Stock Yards Bancorp, Inc.	1,391	41,869
Stonegate Bank	947	24,385
Suffolk Bancorp	1,145	22,224
Sun Bancorp, Inc./New Jersey*	770	13,945
Susquehanna Bancshares, Inc.	17,825	178,250
Talmer Bancorp, Inc., Class A	1,748	24,175
Texas Capital Bancshares, Inc.*	2,646	152,621
Tompkins Financial Corp.	1,421	62,638
Towne Bank/Virginia	2,817	38,255
Trico Bancshares	1,566	35,423
TriState Capital Holdings, Inc.*	2,120	19,228
Trustmark Corp.	6,372	146,779
UMB Financial Corp.	3,570	194,743
Umpqua Holdings Corp.	15,778	259,864
Union Bankshares Corp.	4,402	101,686
United Bankshares, Inc./West Virginia	6,513	201,447
United Community Banks, Inc./Georgia	4,739	78,004
Univest Corp. of Pennsylvania	1,533	28,744
Valley National Bancorp	18,995	184,062
ViewPoint Financial Group, Inc.	3,368	80,630
Washington Trust Bancorp, Inc.	1,379	45,493
Webster Financial Corp.	8,569	249,701
WesBanco, Inc.	2,476	75,741
West Bancorp, Inc.	1,503	21,237
Westamerica Bancorp	2,477	115,230
Western Alliance Bancorp*	3,360	80,304
Wilshire Bancorp, Inc.	6,724	62,063
Wintrust Financial Corp.	4,420	197,441
Yadkin Financial Corp.*	1,888	34,286

		11,216,797

Capital Markets (3.1%)
Actua Corp.*	3,926	62,895
Apollo Global Management LLC, Class A	21,600	514,944
Arlington Asset Investment Corp., Class A	2,084	52,954
BGC Partners, Inc., Class A	12,008	89,219
Calamos Asset Management, Inc., Class A	1,634	18,415
CIFC Corp.	545	4,932
CorEnergy Infrastructure Trust, Inc. (REIT)	2,991	22,373
Cowen Group, Inc., Class A*	11,078	41,543
Dundee Corp., Class A*	152,400	2,307,031
FBR & Co.*	770	21,190
Federated Investors, Inc., Class B	14,600	428,656
FXCM, Inc., Class A	4,332	68,662
GFI Group, Inc.	7,240	39,168
INTL FCStone, Inc.*	1,097	19,000
Investment Technology Group, Inc.*	3,416	53,836
Janus Capital Group, Inc.	14,196	206,410
KCG Holdings, Inc., Class A*	4,285	43,407
Manning & Napier, Inc.	1,228	20,618
Moelis & Co.	628	21,446
Oppenheimer Holdings, Inc., Class A	970	19,643
Piper Jaffray Cos.*	1,550	80,972
Safeguard Scientifics, Inc.*	2,004	36,874
Stifel Financial Corp.*	6,216	291,468
SWS Group, Inc.*	2,594	17,873
Walter Investment Management Corp.*	3,610	79,240
WisdomTree Investments, Inc.*	46,000	523,480

		5,086,249

Consumer Finance (1.4%)
Cash America International, Inc.	2,674	117,121
Consumer Portfolio Services, Inc.*	2,112	13,538
Encore Capital Group, Inc.*	786	34,828
Ezcorp, Inc., Class A*	4,953	49,084
Green Dot Corp., Class A*	2,960	62,574
Imperial Holdings, Inc.*	291,600	1,880,820
JW Wentworth Co., Class A*	1,120	13,877
Nelnet, Inc., Class A	1,982	85,404
Nicholas Financial, Inc.*	966	11,196
Regional Management Corp.*	1,038	18,632
Springleaf Holdings, Inc.*	2,320	74,078

		2,361,152

Diversified Financial Services (7.7%)
CBOE Holdings, Inc.	3,600	192,690
Gain Capital Holdings, Inc.	2,286	14,562
Marlin Business Services Corp.	760	13,923
NewStar Financial, Inc.*	2,554	28,707
Onex Corp.	61,400	3,416,910
PHH Corp.*	5,463	122,153
PICO Holdings, Inc.*	2,191	43,710
Resource America, Inc., Class A	1,222	11,377
Texas Pacific Land Trust	45,500	8,756,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tiptree Financial, Inc., Class A*	960	$7,930

		12,607,982

Insurance (4.7%)
Ambac Financial Group, Inc.*	2,055	45,415
American Equity Investment Life Holding Co.	7,066	161,670
AMERISAFE, Inc.	1,802	70,476
AmTrust Financial Services, Inc.	59,044	2,351,132
Argo Group International Holdings Ltd.	2,509	126,228
Atlas Financial Holdings, Inc.*	168	2,325
Baldwin & Lyons, Inc., Class B	922	22,773
Citizens, Inc./Texas*	4,249	27,449
CNO Financial Group, Inc.	20,677	350,682
Crawford & Co., Class B	1,962	16,186
Donegal Group, Inc., Class A	807	12,396
EMC Insurance Group, Inc.	494	14,267
Employers Holdings, Inc.	1,322	25,448
Enstar Group Ltd.*	805	109,738
FBL Financial Group, Inc., Class A	915	40,900
Federated National Holding Co.	130	3,652
Fidelity & Guaranty Life	1,108	23,656
First American Financial Corp.	10,171	275,838
Global Indemnity plc*	822	20,739
Greenlight Capital Reinsurance Ltd., Class A*	57,170	1,852,880
Hallmark Financial Services, Inc.*	1,485	15,310
HCI Group, Inc.	308	11,085
Hilltop Holdings, Inc.*	6,409	128,500
Horace Mann Educators Corp.	3,881	110,647
Independence Holding Co.	684	9,090
Infinity Property & Casualty Corp.	705	45,127
Kansas City Life Insurance Co.	353	15,656
Kemper Corp.	4,409	150,567
Maiden Holdings Ltd.	4,375	48,475
Meadowbrook Insurance Group, Inc.	4,796	28,057
Montpelier Reinsurance Holdings Ltd.	3,788	117,769
National General Holdings Corp.	3,397	57,375
National Interstate Corp.	564	15,736
National Western Life Insurance Co., Class A	212	52,366
Navigators Group, Inc.*	1,023	62,915
OneBeacon Insurance Group Ltd., Class A	2,216	34,149
Phoenix Cos., Inc.*	526	29,488
Platinum Underwriters Holdings Ltd.	2,597	158,079
Primerica, Inc.	5,174	249,490
RLI Corp.	4,108	177,835
Safety Insurance Group, Inc.	1,249	67,334
Selective Insurance Group, Inc.	5,381	119,135
State Auto Financial Corp.	1,461	29,965
Stewart Information Services Corp.	2,083	61,136
Symetra Financial Corp.	7,141	166,600
Third Point Reinsurance Ltd.*	5,528	80,432
United Fire Group, Inc.	1,983	55,068
United Insurance Holdings Corp.	188	2,820
Universal Insurance Holdings, Inc.	198	2,560

		7,656,616

Real Estate Investment Trusts (REITs) (7.6%)
Acadia Realty Trust (REIT)	5,549	153,041
AG Mortgage Investment Trust, Inc. (REIT)	2,917	51,923
Agree Realty Corp. (REIT)	1,543	42,247
Alexander’s, Inc. (REIT)	13	4,861
Altisource Residential Corp. (REIT)	5,484	131,616
American Assets Trust, Inc. (REIT)	2,021	66,632
American Capital Mortgage Investment Corp. (REIT)	4,990	93,912
American Realty Capital Healthcare Trust, Inc. (REIT)	16,187	169,640
American Residential Properties, Inc. (REIT)*	3,258	59,752
AmREIT, Inc. (REIT)	1,928	44,286
Anworth Mortgage Asset Corp. (REIT)	12,584	60,277
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,554	71,543
Apollo Residential Mortgage, Inc. (REIT)	3,026	46,691
Ares Commercial Real Estate Corp. (REIT)	2,726	31,867
Armada Hoffler Properties, Inc. (REIT)	2,462	22,355
ARMOUR Residential REIT, Inc. (REIT)	34,018	130,969
Ashford Hospitality Prime, Inc. (REIT)	2,421	36,872
Ashford Hospitality Trust, Inc. (REIT)	6,774	69,230
Associated Estates Realty Corp. (REIT)	5,655	99,019
Aviv REIT, Inc. (REIT)	1,800	47,430
Campus Crest Communities, Inc. (REIT)	6,128	39,219
Capstead Mortgage Corp. (REIT)	9,326	114,150
CareTrust REIT, Inc. (REIT)*	187	2,674
CatchMark Timber Trust, Inc. (REIT), Class A	1,854	20,320
Cedar Realty Trust, Inc. (REIT)	7,811	46,085
Chambers Street Properties (REIT)	22,788	171,594
Chatham Lodging Trust (REIT)	3,273	75,541
Chesapeake Lodging Trust (REIT)	5,250	153,038
Colony Financial, Inc. (REIT)	10,223	228,791
Cousins Properties, Inc. (REIT)	20,904	249,803
CubeSmart (REIT)	13,809	248,286
CyrusOne, Inc. (REIT)	3,055	73,442
CYS Investments, Inc. (REIT)	15,880	130,851
DCT Industrial Trust, Inc. (REIT)	31,604	237,346
DiamondRock Hospitality Co. (REIT)	18,733	237,534
DuPont Fabros Technology, Inc. (REIT)	4,216	114,001
Dynex Capital, Inc. (REIT)	5,452	44,052
EastGroup Properties, Inc. (REIT)	332	20,116
Education Realty Trust, Inc. (REIT)	11,100	114,108
EPR Properties (REIT)	5,456	276,510
Equity Lifestyle Properties, Inc. (REIT)	20,000	847,200
Equity One, Inc. (REIT)	5,973	129,196
Excel Trust, Inc. (REIT)	5,837	68,702
FelCor Lodging Trust, Inc. (REIT)	11,839	110,813
First Industrial Realty Trust, Inc. (REIT)	10,537	178,181
First Potomac Realty Trust (REIT)	5,752	67,586
Franklin Street Properties Corp. (REIT)	8,705	97,670
Geo Group, Inc. (REIT)	6,865	262,380
Getty Realty Corp. (REIT)	2,562	43,554
Gladstone Commercial Corp. (REIT)	1,670	28,373
Glimcher Realty Trust (REIT)	2,194	29,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Government Properties Income Trust (REIT)	6,506	$142,546
Gramercy Property Trust, Inc. (REIT)	11,253	64,817
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,036	28,138
Hatteras Financial Corp. (REIT)	9,252	166,166
Healthcare Realty Trust, Inc. (REIT)	9,223	218,401
Hersha Hospitality Trust (REIT)	19,241	122,565
Highwoods Properties, Inc. (REIT)	8,628	335,629
Hudson Pacific Properties, Inc. (REIT)	5,309	130,920
Inland Real Estate Corp. (REIT)	8,581	85,038
Invesco Mortgage Capital, Inc. (REIT)	11,836	186,062
Investors Real Estate Trust (REIT)	10,436	80,357
iStar Financial, Inc. (REIT)*	8,122	109,647
Kite Realty Group Trust (REIT)	3,200	77,568
LaSalle Hotel Properties (REIT)	9,945	340,517
Lexington Realty Trust (REIT)	19,700	192,863
LTC Properties, Inc. (REIT)	3,373	124,430
Mack-Cali Realty Corp. (REIT)	8,524	162,894
Medical Properties Trust, Inc. (REIT)	16,528	202,633
Monmouth Real Estate Investment Corp. (REIT)	5,550	56,166
New Residential Investment Corp. (REIT)	27,310	159,217
New York Mortgage Trust, Inc. (REIT)	8,979	64,918
New York REIT, Inc. (REIT)	15,524	159,587
One Liberty Properties, Inc. (REIT)	1,238	25,045
Owens Realty Mortgage, Inc. (REIT)	1,100	15,675
Parkway Properties, Inc./Maryland (REIT)	7,492	140,700
Pebblebrook Hotel Trust (REIT)	6,466	241,440
Pennsylvania Real Estate Investment Trust (REIT)	6,573	131,066
PennyMac Mortgage Investment Trust (REIT)	4,210	90,220
Physicians Realty Trust (REIT)	4,503	61,781
PS Business Parks, Inc. (REIT)	932	70,962
RAIT Financial Trust (REIT)	7,667	56,966
Ramco-Gershenson Properties Trust (REIT)	7,341	119,291
Redwood Trust, Inc. (REIT)	7,999	132,623
Resource Capital Corp. (REIT)	12,845	62,555
Retail Opportunity Investments Corp. (REIT)	8,450	124,215
Rexford Industrial Realty, Inc. (REIT)	4,489	62,128
RLJ Lodging Trust (REIT)	12,527	356,644
Rouse Properties, Inc. (REIT)	31,940	516,470
Ryman Hospitality Properties, Inc. (REIT)	2,054	97,154
Sabra Health Care REIT, Inc. (REIT)	331	8,050
Saul Centers, Inc. (REIT)	216	10,096
Select Income REIT (REIT)	3,604	86,676
Silver Bay Realty Trust Corp. (REIT)	3,676	59,588
Sovran Self Storage, Inc. (REIT)	460	34,206
STAG Industrial, Inc. (REIT)	4,717	97,689
Strategic Hotels & Resorts, Inc. (REIT)*	5,582	65,030
Summit Hotel Properties, Inc. (REIT)	8,066	86,951
Sunstone Hotel Investors, Inc. (REIT)	19,495	269,421
Terreno Realty Corp. (REIT)	3,286	61,875
Trade Street Residential, Inc. (REIT)	1,621	11,574
UMH Properties, Inc. (REIT)	1,733	16,464
Urstadt Biddle Properties, Inc. (REIT), Class A	864	17,539
Washington Real Estate Investment Trust (REIT)	6,434	163,295
Western Asset Mortgage Capital Corp. (REIT)	4,156	61,426
Whitestone REIT (REIT)	2,235	31,156

		12,492,036

Real Estate Management & Development (6.5%)
Alexander & Baldwin, Inc.	4,674	168,124
Altisource Asset Management Corp.*	25	16,875
AV Homes, Inc.*	1,042	15,265
Consolidated-Tomoka Land Co.	690	33,858
Dream Unlimited Corp.*	281,000	3,295,765
Forestar Group, Inc.*	3,052	54,082
Howard Hughes Corp.*	45,000	6,750,000
Kennedy-Wilson Holdings, Inc.	6,253	149,822
RE/MAX Holdings, Inc., Class A	1,034	30,741
Tejon Ranch Co.*	1,603	44,948

		10,559,480

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	8,250	102,217
Banc of California, Inc.	2,613	30,389
Bank Mutual Corp.	4,393	28,159
BankFinancial Corp.	1,831	19,006
BBX Capital Corp., Class A*	782	13,630
Beneficial Mutual Bancorp, Inc.*	2,795	35,720
Berkshire Hills Bancorp, Inc.	2,414	56,705
Brookline Bancorp, Inc.	6,727	57,516
Capitol Federal Financial, Inc.	13,528	159,901
Charter Financial Corp./Maryland	1,755	18,778
Clifton Bancorp, Inc.	2,516	31,676
Dime Community Bancshares, Inc.	3,147	45,317
ESB Financial Corp.	1,167	13,631
EverBank Financial Corp.	8,656	152,865
Federal Agricultural Mortgage Corp., Class C	995	31,979
First Defiance Financial Corp.	915	24,714
First Financial Northwest, Inc.	1,327	13,549
Flagstar Bancorp, Inc.*	1,942	32,684
Fox Chase Bancorp, Inc.	1,098	17,908
Franklin Financial Corp./Virginia*	950	17,680
Home Loan Servicing Solutions Ltd.	6,705	142,079
HomeStreet, Inc.	1,409	24,080
Kearny Financial Corp.*	1,190	15,863
Ladder Capital Corp., Class A*	1,480	27,972
Meta Financial Group, Inc.	583	20,557
MGIC Investment Corp.*	18,799	146,820
NMI Holdings, Inc., Class A*	4,849	41,944
Northfield Bancorp, Inc.	5,063	68,958
Northwest Bancshares, Inc.	8,885	107,509
OceanFirst Financial Corp.	1,262	20,078
Oritani Financial Corp.	4,313	60,770
PennyMac Financial Services, Inc., Class A*	468	6,856
Provident Financial Services, Inc.	5,706	93,407
Radian Group, Inc.	14,507	206,870
Stonegate Mortgage Corp.*	1,173	15,237
Territorial Bancorp, Inc.	825	16,739
Tree.com, Inc.*	318	11,413
TrustCo Bank Corp.	8,989	57,889
United Community Financial Corp./Ohio	4,892	22,895
United Financial Bancorp, Inc.	4,200	53,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Walker & Dunlop, Inc.*	1,792	$23,816
Washington Federal, Inc.	9,607	195,599
Waterstone Financial, Inc.	3,306	38,184
WSFS Financial Corp.	857	61,370

		2,384,227

Total Financials		64,364,539

Health Care (2.3%)
Biotechnology (0.4%)
ACADIA Pharmaceuticals, Inc.*	615	15,227
Achillion Pharmaceuticals, Inc.*	7,315	73,004
Agenus, Inc.*	1,319	4,102
AMAG Pharmaceuticals, Inc.*	665	21,220
Anacor Pharmaceuticals, Inc.*	1,992	48,744
Ardelyx, Inc.*	72	1,023
Array BioPharma, Inc.*	2,226	7,947
Avalanche Biotechnologies, Inc.*	72	2,462
BioCryst Pharmaceuticals, Inc.*	1,402	13,712
Celldex Therapeutics, Inc.*	825	10,692
Cellular Dynamics International, Inc.*	65	457
ChemoCentryx, Inc.*	2,697	12,136
Cytokinetics, Inc.*	3,395	11,950
Cytori Therapeutics, Inc.*	2,275	1,538
CytRx Corp.*	3,691	9,375
Dynavax Technologies Corp.*	24,689	35,305
Emergent Biosolutions, Inc.*	2,413	51,421
Geron Corp.*	15,028	30,056
Hyperion Therapeutics, Inc.*	257	6,482
Idera Pharmaceuticals, Inc.*	366	838
Immune Design Corp.*	71	1,254
Immunomedics, Inc.*	498	1,853
Inovio Pharmaceuticals, Inc.*	620	6,107
Kite Pharma, Inc.*	90	2,565
Lexicon Pharmaceuticals, Inc.*	1,670	2,355
Merrimack Pharmaceuticals, Inc.*	569	4,996
Navidea Biopharmaceuticals, Inc.*	3,434	4,533
NeoStem, Inc.*	1,255	6,940
NPS Pharmaceuticals, Inc.*	718	18,668
Osiris Therapeutics, Inc.*	202	2,543
Otonomy, Inc.*	70	1,680
OvaScience, Inc.*	1,433	23,788
Peregrine Pharmaceuticals, Inc.*	1,330	1,809
Progenics Pharmaceuticals, Inc.*	5,139	26,671
Prothena Corp. plc*	1,838	40,730
PTC Therapeutics, Inc.*	273	12,015
Radius Health, Inc.*	52	1,092
Rigel Pharmaceuticals, Inc.*	8,079	15,673
Sage Therapeutics, Inc.*	56	1,764
Spectrum Pharmaceuticals, Inc.*	4,717	38,396
T2 Biosystems, Inc.*	87	1,574
Threshold Pharmaceuticals, Inc.*	124	448
Verastem, Inc.*	1,805	15,379
XOMA Corp.*	1,559	6,563
Zafgen, Inc.*	59	1,159

		598,246

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,173	75,025
AngioDynamics, Inc.*	2,327	31,927
AtriCure, Inc.*	617	9,082
CONMED Corp.	2,578	94,974
CryoLife, Inc.	2,697	26,619
Cynosure, Inc., Class A*	1,411	29,631
Derma Sciences, Inc.*	2,125	17,701
Exactech, Inc.*	934	21,379
Greatbatch, Inc.*	2,362	100,645
Haemonetics Corp.*	4,523	157,943
ICU Medical, Inc.*	1,275	81,830
Integra LifeSciences Holdings Corp.*	1,396	69,297
Invacare Corp.	3,080	36,375
Merit Medical Systems, Inc.*	4,124	48,993
NuVasive, Inc.*	746	26,013
Ocular Therapeutix, Inc.*	67	1,003
OraSure Technologies, Inc.*	4,935	35,631
Orthofix International N.V.*	1,764	54,614
PhotoMedex, Inc.*	1,232	7,638
Rockwell Medical, Inc.*	3,401	31,085
RTI Surgical, Inc.*	5,203	24,870
SurModics, Inc.*	1,088	19,758
Symmetry Medical, Inc.*	3,552	35,840
Tornier N.V.*	3,356	80,208
TransEnterix, Inc.*	2,284	9,958
Unilife Corp.*	1,673	3,840
Wright Medical Group, Inc.*	2,490	75,447

		1,207,326

Health Care Providers & Services (1.0%)
Addus HomeCare Corp.*	579	11,348
Adeptus Health, Inc., Class A*	260	6,474
Alliance HealthCare Services, Inc.*	361	8,162
Almost Family, Inc.*	814	22,116
Amedisys, Inc.*	2,586	52,160
AMN Healthcare Services, Inc.*	4,463	70,069
Amsurg Corp.*	3,160	158,158
Bio-Reference Laboratories, Inc.*	170	4,770
BioScrip, Inc.*	6,615	45,710
BioTelemetry, Inc.*	970	6,509
Cross Country Healthcare, Inc.*	2,930	27,220
Ensign Group, Inc.	141	4,907
Five Star Quality Care, Inc.*	4,223	15,921
Hanger, Inc.*	3,353	68,803
HealthEquity, Inc.*	644	11,792
HealthSouth Corp.	2,036	75,128
Healthways, Inc.*	1,494	23,934
IPC The Hospitalist Co., Inc.*	719	32,204
Kindred Healthcare, Inc.	6,139	119,097
LHC Group, Inc.*	1,231	28,559
Magellan Health, Inc.*	2,640	144,487
National Healthcare Corp.	987	54,788
National Research Corp., Class A*	105	1,366
Owens & Minor, Inc.	5,982	195,851
PharMerica Corp.*	2,863	69,943
RadNet, Inc.*	198	1,311
Select Medical Holdings Corp.	550	6,616
Skilled Healthcare Group, Inc., Class A*	1,262	8,329
Surgical Care Affiliates, Inc.*	68	1,818
Triple-S Management Corp., Class B*	2,412	47,999
Trupanion, Inc.*	812	6,902
Universal American Corp.*	3,932	31,613
WellCare Health Plans, Inc.*	3,482	210,104

		1,574,168

Health Care Technology (0.0%)
Castlight Health, Inc., Class B*	261	3,377
Imprivata, Inc.*	174	2,701
MedAssets, Inc.*	350	7,252

		13,330

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	5,160	41,177
Albany Molecular Research, Inc.*	2,248	49,613

		90,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	84	$979
Catalent, Inc.*	459	11,489
Impax Laboratories, Inc.*	5,354	126,943
Intersect ENT, Inc.*	216	3,348
Medicines Co.*	609	13,593
Nektar Therapeutics*	5,262	63,512
Omeros Corp.*	241	3,066
Revance Therapeutics, Inc.*	293	5,664
Sagent Pharmaceuticals, Inc.*	428	13,311
SciClone Pharmaceuticals, Inc.*	1,905	13,125
Theravance Biopharma, Inc.*	129	2,973
Theravance, Inc.	401	6,853
XenoPort, Inc.*	4,866	26,179
ZS Pharma, Inc.*	75	2,942

		293,977

Total Health Care		3,777,837

Industrials (6.4%)
Aerospace & Defense (1.1%)
AAR Corp.	3,744	90,418
Aerovironment, Inc.*	828	24,898
American Science & Engineering, Inc.	658	36,440
Cubic Corp.	1,829	85,597
Curtiss-Wright Corp.	3,379	222,744
DigitalGlobe, Inc.*	7,153	203,860
Ducommun, Inc.*	631	17,296
Engility Holdings, Inc.*	1,663	51,836
Esterline Technologies Corp.*	3,015	335,479
KEYW Holding Corp.*	3,115	34,483
Kratos Defense & Security Solutions, Inc.*	4,270	28,011
LMI Aerospace, Inc.*	1,024	13,107
Moog, Inc., Class A*	3,903	266,965
National Presto Industries, Inc.	438	26,591
Orbital Sciences Corp.*	5,734	159,405
SIFCO Industries, Inc.	183	5,508
Teledyne Technologies, Inc.*	2,750	258,528

		1,861,166

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,914	35,774
Atlas Air Worldwide Holdings, Inc.*	2,407	79,479
UTi Worldwide, Inc.*	8,654	91,992
XPO Logistics, Inc.*	3,994	150,454

		357,699

Airlines (0.2%)
JetBlue Airways Corp.*	20,273	215,299
Republic Airways Holdings, Inc.*	4,715	52,384
SkyWest, Inc.	4,794	37,297

		304,980

Building Products (0.3%)
Advanced Drainage Systems, Inc.*	480	10,056
Apogee Enterprises, Inc.	1,109	44,138
Gibraltar Industries, Inc.*	2,960	40,522
Griffon Corp.	3,003	34,204
Insteel Industries, Inc.	94	1,933
Masonite International Corp.*	2,416	133,798
Ply Gem Holdings, Inc.*	335	3,631
Quanex Building Products Corp.	3,295	59,607
Simpson Manufacturing Co., Inc.	3,664	106,806
Universal Forest Products, Inc.	1,895	80,936

		515,631

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	5,286	135,797
ACCO Brands Corp.*	10,829	74,720
Brady Corp., Class A	4,510	101,204
Brink’s Co.	4,596	110,488
Casella Waste Systems, Inc., Class A*	404	1,555
CECO Environmental Corp.	1,977	26,492
Cenveo, Inc.*	3,286	8,116
Civeo Corp.	8,889	103,201
Deluxe Corp.	2,300	126,868
Ennis, Inc.	2,456	32,346
G&K Services, Inc., Class A	1,870	103,561
Heritage-Crystal Clean, Inc.*	117	1,739
HNI Corp.	315	11,337
InnerWorkings, Inc.*	3,174	25,678
Kimball International, Inc., Class B	3,266	49,153
McGrath RentCorp	2,433	83,209
Mobile Mini, Inc.	4,069	142,293
Multi-Color Corp.	644	29,289
NL Industries, Inc.	576	4,239
Performant Financial Corp.*	231	1,867
Quad/Graphics, Inc.	2,653	51,070
SP Plus Corp.*	52	986
Tetra Tech, Inc.	5,781	144,409
UniFirst Corp.	1,397	134,936
United Stationers, Inc.	3,731	140,174
Viad Corp.	1,900	39,235
West Corp.	1,733	51,054

		1,735,016

Construction & Engineering (0.5%)
Aegion Corp.*	3,270	72,757
Ameresco, Inc., Class A*	1,879	12,871
Argan, Inc.	731	24,401
Comfort Systems USA, Inc.	2,922	39,593
Dycom Industries, Inc.*	329	10,104
EMCOR Group, Inc.	6,374	254,705
Granite Construction, Inc.	3,691	117,411
Great Lakes Dredge & Dock Corp.*	5,324	32,902
Layne Christensen Co.*	1,774	17,226
MYR Group, Inc.*	2,046	49,268
Northwest Pipe Co.*	918	31,304
Orion Marine Group, Inc.*	2,579	25,738
Pike Corp.*	2,678	31,841
Sterling Construction Co., Inc.*	1,670	12,809
Tutor Perini Corp.*	3,538	93,403

		826,333

Electrical Equipment (0.3%)
Encore Wire Corp.	476	17,655
EnerSys, Inc.	3,385	198,496
Franklin Electric Co., Inc.	331	11,499
General Cable Corp.	4,654	70,182
Global Power Equipment Group, Inc.	1,663	24,779
GrafTech International Ltd.*	11,265	51,594
LSI Industries, Inc.	1,903	11,551
Plug Power, Inc.*	15,754	72,311
Powell Industries, Inc.	881	35,997
PowerSecure International, Inc.*	2,196	21,038
Preformed Line Products Co.	246	12,979
Revolution Lighting Technologies, Inc.*	172	289
TCP International Holdings Ltd.*	264	2,012
Vicor Corp.*	1,341	12,605

		542,987

Machinery (1.3%)
Accuride Corp.*	205	777
Actuant Corp., Class A	6,743	205,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Alamo Group, Inc.	665	$27,265
Albany International Corp., Class A	2,340	79,654
American Railcar Industries, Inc.	55	4,066
Astec Industries, Inc.	1,776	64,771
Barnes Group, Inc.	5,131	155,726
Briggs & Stratton Corp.	4,461	80,387
CIRCOR International, Inc.	153	10,301
CLARCOR, Inc.	244	15,392
Colfax Corp.*	12,000	683,640
Columbus McKinnon Corp.	1,704	37,471
Douglas Dynamics, Inc.	209	4,075
Dynamic Materials Corp.	1,224	23,317
Energy Recovery, Inc.*	2,374	8,404
ESCO Technologies, Inc.	2,507	87,193
Federal Signal Corp.	5,960	78,910
FreightCar America, Inc.	1,122	37,363
Global Brass & Copper Holdings, Inc.	205	3,007
Hurco Cos., Inc.	604	22,747
Kadant, Inc.	914	35,692
L.B. Foster Co., Class A	986	45,297
Lindsay Corp.	202	15,099
Lydall, Inc.*	190	5,132
Meritor, Inc.*	4,458	48,369
Miller Industries, Inc.	1,000	16,900
Mueller Industries, Inc.	1,883	53,741
NN, Inc.	99	2,645
Standex International Corp.	352	26,097
Titan International, Inc.	4,197	49,609
TriMas Corp.*	506	12,311
Twin Disc, Inc.	187	5,042
Watts Water Technologies, Inc., Class A	2,529	147,314
Woodward, Inc.	2,088	99,431

		2,192,941

Marine (0.2%)
Baltic Trading Ltd.	4,763	19,719
International Shipholding Corp.	498	8,909
Knightsbridge Tankers Ltd.	3,195	28,276
Matson, Inc.	2,644	66,179
Navios Maritime Holdings, Inc.	7,600	45,600
Safe Bulkers, Inc.	3,758	25,028
Scorpio Bulkers, Inc.*	12,848	74,775
Ultrapetrol Bahamas Ltd.*	1,820	5,679

		274,165

Professional Services (0.5%)
Acacia Research Corp.	4,725	73,143
CBIZ, Inc.*	3,991	31,409
CDI Corp.	1,294	18,789
CRA International, Inc.*	953	24,235
Franklin Covey Co.*	487	9,540
FTI Consulting, Inc.*	3,877	135,540
GP Strategies Corp.*	469	13,470
Heidrick & Struggles International, Inc.	1,647	33,830
Hill International, Inc.*	574	2,296
Huron Consulting Group, Inc.*	2,005	122,245
ICF International, Inc.*	1,918	59,055
Kelly Services, Inc., Class A	2,621	41,071
Korn/Ferry International*	2,287	56,946
Navigant Consulting, Inc.*	4,656	64,765
Paylocity Holding Corp.*	520	10,218
Pendrell Corp.*	15,192	20,357
Resources Connection, Inc.	3,699	51,564
RPX Corp.*	4,558	62,581
TriNet Group, Inc.*	1,068	27,501
VSE Corp.	389	19,069

		877,624

Road & Rail (0.2%)
ArcBest Corp.	178	6,640
Celadon Group, Inc.	1,905	37,052
Marten Transport Ltd.	1,332	23,723
P.A.M. Transportation Services, Inc.*	237	8,591
Patriot Transportation Holding, Inc.*	645	21,878
Quality Distribution, Inc.*	1,952	24,947
Roadrunner Transportation Systems, Inc.*	1,714	39,062
Universal Truckload Services, Inc.	212	5,141
USA Truck, Inc.*	540	9,466
Werner Enterprises, Inc.	3,321	83,689
YRC Worldwide, Inc.*	2,484	50,475

		310,664

Trading Companies & Distributors (0.4%)
Aceto Corp.	2,340	45,209
Aircastle Ltd.	4,346	71,101
Applied Industrial Technologies, Inc.	2,531	115,540
Beacon Roofing Supply, Inc.*	3,665	93,384
CAI International, Inc.*	1,584	30,650
Erickson, Inc.*	625	8,119
Houston Wire & Cable Co.	1,735	20,785
Kaman Corp.	1,256	49,361
Rush Enterprises, Inc., Class A*	538	17,996
TAL International Group, Inc.*	2,119	87,409
Textainer Group Holdings Ltd.	1,552	48,298
Titan Machinery, Inc.*	1,447	18,797

		606,649

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	4,131	71,880

Total Industrials		10,477,735

Information Technology (5.8%)
Communications Equipment (1.6%)
ADTRAN, Inc.	2,574	52,844
Bel Fuse, Inc., Class B	968	23,948
Black Box Corp.	1,458	34,001
Calix, Inc.*	3,976	38,050
Comtech Telecommunications Corp.	1,458	54,165
Digi International, Inc.*	2,320	17,400
EchoStar Corp., Class A*	35,400	1,726,104
Emulex Corp.*	6,744	33,315
Extreme Networks, Inc.*	2,759	13,216
Finisar Corp.*	540	8,980
Harmonic, Inc.*	7,835	49,674
Infinera Corp.*	1,705	18,192
Ixia*	4,888	44,676
KVH Industries, Inc.*	387	4,381
NETGEAR, Inc.*	3,450	107,813
Numerex Corp., Class A*	195	2,044
Oclaro, Inc.*	8,851	12,657
Oplink Communications, Inc.	1,621	27,265
Plantronics, Inc.	466	22,265
Polycom, Inc.*	7,107	87,310
Procera Networks, Inc.*	1,762	16,880
Tessco Technologies, Inc.	524	15,191
ViaSat, Inc.*	2,835	156,265

		2,566,636

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.*	1,302	15,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Anixter International, Inc.	1,415	$120,049
Benchmark Electronics, Inc.*	5,117	113,649
Checkpoint Systems, Inc.*	3,984	48,724
Coherent, Inc.*	2,187	134,216
CTS Corp.	3,216	51,102
CUI Global, Inc.*	644	4,663
Daktronics, Inc.	1,027	12,622
DTS, Inc.*	1,172	29,593
Electro Rent Corp.	1,415	19,485
Electro Scientific Industries, Inc.	2,139	14,524
Fabrinet*	3,373	49,246
FARO Technologies, Inc.*	221	11,216
Gerber Scientific, Inc. (Escrow Shares)(b)*†	2,344	—
GSI Group, Inc.*	2,904	33,367
II-VI, Inc.*	5,040	59,321
Insight Enterprises, Inc.*	3,899	88,234
Itron, Inc.*	3,718	146,155
Kemet Corp.*	4,145	17,077
Littelfuse, Inc.	302	25,724
Mercury Systems, Inc.*	3,166	34,858
Multi-Fineline Electronix, Inc.*	761	7,115
Newport Corp.*	356	6,308
OSI Systems, Inc.*	1,463	92,871
Park Electrochemical Corp.	1,979	46,605
PC Connection, Inc.	890	19,108
Plexus Corp.*	2,099	77,516
Rofin-Sinar Technologies, Inc.*	2,684	61,893
Rogers Corp.*	1,229	67,300
Sanmina Corp.*	7,801	162,729
ScanSource, Inc.*	2,686	92,909
Speed Commerce, Inc.*	749	2,060
SYNNEX Corp.*	2,406	155,500
TTM Technologies, Inc.*	5,204	35,439
Viasystems Group, Inc.*	443	6,955
Vishay Precision Group, Inc.*	1,214	18,137

		1,881,542

Internet Software & Services (0.3%)
Aerohive Networks, Inc.*	515	4,130
Amber Road, Inc.*	62	1,075
Bankrate, Inc.*	5,794	65,820
Bazaarvoice, Inc.*	2,691	19,887
Blucora, Inc.*	3,992	60,838
Dealertrack Technologies, Inc.*	835	36,247
Demand Media, Inc.*	841	7,443
Dice Holdings, Inc.*	2,593	21,729
Digital River, Inc.*	3,132	45,477
EarthLink Holdings Corp.	9,592	32,805
Everyday Health, Inc.*	31	433
Global Eagle Entertainment, Inc.*	879	9,862
Internap Network Services Corp.*	5,126	35,369
Intralinks Holdings, Inc.*	3,681	29,816
Limelight Networks, Inc.*	5,731	13,382
Liquidity Services, Inc.*	2,366	32,533
Millennial Media, Inc.*	7,307	13,591
Monster Worldwide, Inc.*	8,624	47,432
OPOWER, Inc.*	56	1,056
Perficient, Inc.*	1,152	17,268
Q2 Holdings, Inc.*	65	910
QuinStreet, Inc.*	3,364	13,961
RealNetworks, Inc.*	1,938	13,469
Reis, Inc.	755	17,810
Rightside Group Ltd.*	841	8,200
Stamps.com, Inc.*	129	4,097
TechTarget, Inc.*	1,615	13,873
Tremor Video, Inc.*	3,190	7,465
Trulia, Inc.*	243	11,883
YuMe, Inc.*	1,633	8,165

		596,026

IT Services (0.6%)
Acxiom Corp.*	7,296	120,749
CACI International, Inc., Class A*	2,240	159,645
Ciber, Inc.*	7,432	25,492
Computer Task Group, Inc.	1,442	16,006
Convergys Corp.	9,617	171,375
CSG Systems International, Inc.	1,917	50,379
Datalink Corp.*	1,927	20,484
ExlService Holdings, Inc.*	1,811	44,206
Global Cash Access Holdings, Inc.*	6,301	42,532
Hackett Group, Inc.	1,849	11,020
Higher One Holdings, Inc.*	2,081	5,140
ManTech International Corp., Class A	2,247	60,557
ModusLink Global Solutions, Inc.*	3,259	11,634
MoneyGram International, Inc.*	2,784	34,911
PRGX Global, Inc.*	2,617	15,335
ServiceSource International, Inc.*	6,582	21,260
Sykes Enterprises, Inc.*	3,401	67,952
TeleTech Holdings, Inc.*	819	20,131
Unisys Corp.*	1,970	46,118

		944,926

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	364	6,840
Alpha & Omega Semiconductor Ltd.*	2,070	19,458
Amkor Technology, Inc.*	3,941	33,144
Audience, Inc.*	1,276	9,442
Axcelis Technologies, Inc.*	10,002	19,904
Brooks Automation, Inc.	5,899	61,999
Cabot Microelectronics Corp.*	362	15,005
Cascade Microtech, Inc.*	1,194	12,095
CEVA, Inc.*	2,004	26,934
Cirrus Logic, Inc.*	4,138	86,277
Cohu, Inc.	2,321	27,782
Diodes, Inc.*	1,115	26,671
DSP Group, Inc.*	2,115	18,760
Entegris, Inc.*	5,874	67,551
Entropic Communications, Inc.*	7,865	20,921
Exar Corp.*	3,240	28,998
Fairchild Semiconductor International, Inc.*	11,837	183,829
FormFactor, Inc.*	5,290	37,929
Integrated Device Technology, Inc.* .	3,353	53,480
Integrated Silicon Solution, Inc.	2,898	39,819
International Rectifier Corp.*	6,754	265,027
Intersil Corp., Class A	12,148	172,623
IXYS Corp.	2,358	24,759
Kopin Corp.*	5,933	20,172
Microsemi Corp.*	2,915	74,070
MKS Instruments, Inc.	5,052	168,636
Nanometrics, Inc.*	942	14,224
NVE Corp.*	262	16,909
OmniVision Technologies, Inc.*	5,318	140,714
Peregrine Semiconductor Corp.*	2,655	32,842
Pericom Semiconductor Corp.*	2,031	19,782
Photronics, Inc.*	5,906	47,543
PMC-Sierra, Inc.*	11,255	83,962
QuickLogic Corp.*	128	383
Rubicon Technology, Inc.*	2,295	9,754
Rudolph Technologies, Inc.*	2,766	25,032
Silicon Image, Inc.*	3,569	17,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*	1,292	$52,507
Tessera Technologies, Inc.	2,101	55,845
Ultra Clean Holdings, Inc.*	1,961	17,551
Ultratech, Inc.*	2,198	50,005
Veeco Instruments, Inc.*	3,791	132,495
Xcerra Corp.*	2,963	29,008

		2,268,669

Software (0.7%)
A10 Networks, Inc.*	60	547
Actuate Corp.*	4,324	16,864
Bottomline Technologies de, Inc.*	622	17,161
Cinedigm Corp., Class A*	5,311	8,232
Compuware Corp.	20,741	220,062
Covisint Corp.*	661	2,743
Ebix, Inc.	2,956	41,916
EnerNOC, Inc.*	1,950	33,072
Epiq Systems, Inc.	2,774	48,711
ePlus, Inc.*	473	26,512
Globant S.A.*	165	2,321
Glu Mobile, Inc.*	833	4,307
Infoblox, Inc.*	696	10,266
Mentor Graphics Corp.	9,168	187,898
MobileIron, Inc.*	309	3,442
Model N, Inc.*	542	5,344
Paycom Software, Inc.*	590	9,770
Progress Software Corp.*	4,862	116,250
QAD, Inc., Class A	63	1,173
Rosetta Stone, Inc.*	2,059	16,575
Rubicon Project, Inc.*	49	575
Sapiens International Corp. N.V.*	2,089	15,459
SeaChange International, Inc.*	3,221	22,418
Silver Spring Networks, Inc.*	232	2,239
Take-Two Interactive Software, Inc.*	7,318	168,826
TeleCommunication Systems, Inc., Class A*	4,421	12,335
Telenav, Inc.*	2,566	17,192
TiVo, Inc.*	7,178	91,842
TubeMogul, Inc.(b)*	199	2,289
Varonis Systems, Inc.*	67	1,414
Verint Systems, Inc.*	313	17,406
Vringo, Inc.*	843	797
Zendesk, Inc.*	130	2,807

		1,128,765

Technology Hardware, Storage & Peripherals (0.1%)
Eastman Kodak Co.*	1,690	37,129
Intevac, Inc.*	2,279	15,201
QLogic Corp.*	8,240	75,478
Quantum Corp.*	12,735	14,773

		142,581

Total Information Technology		9,529,145

Materials (3.8%)
Chemicals (2.6%)
A. Schulman, Inc.	2,107	76,189
Advanced Emissions Solutions, Inc.*	134	2,850
American Vanguard Corp.	2,781	31,147
Axiall Corp.	6,621	237,098
Chase Corp.	54	1,681
FutureFuel Corp.	1,714	20,379
Hawkins, Inc.	834	29,991
Innophos Holdings, Inc.	860	47,377
Innospec, Inc.	1,823	65,446
Intrepid Potash, Inc.*	5,297	81,839
KMG Chemicals, Inc.	905	14,733
Kraton Performance Polymers, Inc.*	3,153	56,155
Kronos Worldwide, Inc.	1,708	23,536
Landec Corp.*	2,575	31,544
LSB Industries, Inc.*	1,863	66,528
Minerals Technologies, Inc.	2,357	145,450
Olin Corp.	7,494	189,224
OM Group, Inc.	3,045	79,018
Platform Specialty Products Corp.*	82,940	2,075,159
Quaker Chemical Corp.	376	26,955
Sensient Technologies Corp.	4,413	231,021
Stepan Co.	977	43,359
Taminco Corp.*	406	10,597
Trecora Resources*	271	3,355
Tredegar Corp.	2,376	43,742
Trinseo S.A.*	834	13,119
Tronox Ltd., Class A	5,826	151,767
Valhi, Inc.	70,400	459,712
Zep, Inc.	1,562	21,899

		4,280,870

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	8	465

Containers & Packaging (0.1%)
AEP Industries, Inc.*	65	2,461
Berry Plastics Group, Inc.*	3,744	94,499
UFP Technologies, Inc.*	605	13,298

		110,258

Metals & Mining (0.8%)
A.M. Castle & Co.*	1,840	15,714
AK Steel Holding Corp.*	16,762	134,264
Allied Nevada Gold Corp.*	10,095	33,414
Ampco-Pittsburgh Corp.	760	15,200
Century Aluminum Co.*	4,848	125,903
Coeur Mining, Inc.*	7,175	35,588
Commercial Metals Co.	11,135	190,074
Dominion Diamond Corp.*	10,000	142,400
Handy & Harman Ltd.*	338	8,876
Haynes International, Inc.	1,106	50,865
Hecla Mining Co.	32,267	80,022
Horsehead Holding Corp.*	4,172	68,963
Kaiser Aluminum Corp.	1,697	129,345
Materion Corp.	1,190	36,497
McEwen Mining, Inc.*	33,454	65,570
Molycorp, Inc.*	17,480	20,801
Noranda Aluminum Holding Corp.	4,173	18,862
Olympic Steel, Inc.	714	14,687
RTI International Metals, Inc.*	2,766	68,210
Ryerson Holding Corp.*	863	11,046
Schnitzer Steel Industries, Inc., Class A	2,445	58,802
Stillwater Mining Co.*	686	10,311
SunCoke Energy, Inc.*	2,049	46,000
Universal Stainless & Alloy Products, Inc.*	682	17,977
Walter Energy, Inc.	4,711	11,024

		1,410,415

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	13,416	182,323
Neenah Paper, Inc.	766	40,966
P.H. Glatfelter Co.	2,590	56,850
Resolute Forest Products, Inc.*	6,123	95,764
Schweitzer-Mauduit International, Inc.	2,452	101,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Wausau Paper Corp.	234	$1,856

		479,051

Total Materials		6,281,059

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	5,772	38,557
Atlantic Tele-Network, Inc.	883	47,594
Cincinnati Bell, Inc.*	15,306	51,581
Consolidated Communications Holdings, Inc.	1,392	34,870
FairPoint Communications, Inc.*	388	5,886
Globalstar, Inc.*	26,016	95,218
Hawaiian Telcom Holdco, Inc.*	1,028	26,409
IDT Corp., Class B	76	1,221
inContact, Inc.*	565	4,913
Intelsat S.A.*	1,925	32,994
Iridium Communications, Inc.*	7,742	68,517
Lumos Networks Corp.	308	5,005
magicJack VocalTec Ltd.*	128	1,261
ORBCOMM, Inc.*	4,217	24,248
Premiere Global Services, Inc.*	3,939	47,150
Vonage Holdings Corp.*	16,719	54,838

		540,262

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,199	15,679
Leap Wireless International, Inc.(b)*	3,800	9,576
NTELOS Holdings Corp.	954	10,150
Shenandoah Telecommunications Co.	344	8,535
Spok Holdings, Inc.	2,025	26,345

		70,285

Total Telecommunication Services		610,547

Utilities (2.9%)
Electric Utilities (1.2%)
ALLETE, Inc.	4,008	177,915
Cleco Corp.	5,719	275,370
El Paso Electric Co.	3,818	139,548
Empire District Electric Co.	4,078	98,484
IDACORP, Inc.	4,769	255,666
MGE Energy, Inc.	3,260	121,468
NRG Yield, Inc., Class A	2,252	105,957
Otter Tail Corp.	3,421	91,238
PNM Resources, Inc.	7,561	188,344
Portland General Electric Co.	7,427	238,555
Spark Energy, Inc., Class A*	268	4,655
UIL Holdings Corp.	5,366	189,956
Unitil Corp.	1,343	41,754

		1,928,910

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	1,383	57,616
Laclede Group, Inc.	4,059	188,338
New Jersey Resources Corp.	3,989	201,484
Northwest Natural Gas Co.	2,559	108,118
ONE Gas, Inc.	4,943	169,298
Piedmont Natural Gas Co., Inc.	7,367	247,015
South Jersey Industries, Inc.	3,121	166,537
Southwest Gas Corp.	4,409	214,189
WGL Holdings, Inc.	4,907	206,683

		1,559,278

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc*	2,564	91,227
Atlantic Power Corp.	11,560	27,513
Dynegy, Inc.*	9,504	274,285
Ormat Technologies, Inc.	1,045	27,452
TerraForm Power, Inc., Class A*	1,368	39,481

		459,958

Multi-Utilities (0.3%)
Avista Corp.	5,699	173,990
Black Hills Corp.	4,224	202,245
NorthWestern Corp.	3,705	168,059

		544,294

Water Utilities (0.2%)
American States Water Co.	3,410	103,732
Artesian Resources Corp., Class A	666	13,413
California Water Service Group	4,525	101,541
Connecticut Water Service, Inc.	1,012	32,890
Middlesex Water Co.	1,476	28,930
SJW Corp.	1,186	31,868
York Water Co.	427	8,540

		320,914

Total Utilities		4,813,354

Total Common Stocks (94.4%) (Cost $124,507,675)		154,270,637

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	191,088

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	724	—

Total Investments (94.5%) (Cost $124,698,022)		154,461,725
Other Assets Less Liabilities (5.5%)		8,999,183

Net Assets (100%)		$163,460,908

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	7	December-14	$805,622	$767,620	$(38,002)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$42,391,159	$2,648,422	$—		$45,039,581
Consumer Staples	3,510,051	—	—		3,510,051
Energy	5,866,789	—	—		5,866,789
Financials	60,947,629	3,416,910	—		64,364,539
Health Care	3,777,837	—	—		3,777,837
Industrials	10,477,735	—	—		10,477,735
Information Technology	9,529,145	—	—	(a)	9,529,145
Materials	6,281,059	—	—		6,281,059
Telecommunication Services	600,971	9,576	—		610,547
Utilities	4,813,354	—	—		4,813,354
Investment Companies
Investment Companies	—	191,088	—		191,088
Warrants
Energy	—	—	—	(a)	—

Total Assets	$148,195,729	$6,265,996	$—		$154,461,725

Liabilities:
Futures	$(38,002)	$—	$—		$(38,002)

Total Liabilities	$(38,002)	$—	$—		$(38,002)

Total	$148,157,727	$6,265,996	$—		$154,423,723

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the period ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,435,834
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,052,284

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,735,917
Aggregate gross unrealized depreciation	(8,972,214)

Net unrealized appreciation	$29,763,703

Federal income tax cost of investments	$124,698,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Hotels, Restaurants & Leisure (1.9%)
Yum! Brands, Inc.	49,953	$3,595,617

Internet & Catalog Retail (5.5%)
Amazon.com, Inc.*	28,261	9,112,477
HomeAway, Inc.*	45,067	1,599,878

		10,712,355

Specialty Retail (1.5%)
Lowe’s Cos., Inc.	54,391	2,878,372

Total Consumer Discretionary		17,186,344

Consumer Staples (14.5%)
Beverages (9.6%)
Coca-Cola Co.	94,135	4,015,799
Monster Beverage Corp.*	120,743	11,068,511
SABMiller plc (ADR)	60,174	3,343,267

		18,427,577

Food Products (2.9%)
Danone S.A. (ADR)	421,529	5,648,489

Household Products (2.0%)
Procter & Gamble Co.	46,457	3,890,309

Total Consumer Staples		27,966,375

Energy (3.3%)
Energy Equipment & Services (3.3%)
Schlumberger Ltd.	61,858	6,290,340

Total Energy		6,290,340

Financials (9.8%)
Capital Markets (6.2%)
Greenhill & Co., Inc.	122,846	5,711,110
SEI Investments Co.	177,292	6,410,879

		12,121,989

Consumer Finance (1.0%)
American Express Co.	21,565	1,887,800

Diversified Financial Services (2.6%)
MSCI, Inc.*	107,123	5,036,924

Total Financials		19,046,713

Health Care (12.5%)
Biotechnology (2.0%)
Amgen, Inc.	27,293	3,833,575

Health Care Equipment & Supplies (4.5%)
Varian Medical Systems, Inc.*	86,890	6,961,627
Zimmer Holdings, Inc.	18,784	1,888,731

		8,850,358

Pharmaceuticals (6.0%)
Merck & Co., Inc.	34,846	2,065,671
Novartis AG (ADR)	58,868	5,541,245
Novo Nordisk A/S (ADR)	82,994	3,952,174

		11,559,090

Total Health Care		24,243,023

Industrials (5.8%)
Air Freight & Logistics (5.8%)
Expeditors International of Washington, Inc.	194,785	7,904,375
United Parcel Service, Inc., Class B	33,947	3,336,651

Total Industrials		11,241,026

Information Technology (42.3%)
Communications Equipment (8.4%)
Cisco Systems, Inc.	406,479	10,231,076
QUALCOMM, Inc.	80,067	5,986,610

		16,217,686

Internet Software & Services (13.7%)
Alibaba Group Holding Ltd. (ADR)*	43,730	3,885,411
Facebook, Inc., Class A*	133,432	10,546,465
Google, Inc., Class A*	8,003	4,709,045
Google, Inc., Class C*	8,003	4,620,612
Vistaprint N.V.*	48,514	2,658,082

		26,419,615

IT Services (4.7%)
Automatic Data Processing, Inc.	25,566	2,124,023
Visa, Inc., Class A	32,459	6,925,777

		9,049,800

Semiconductors & Semiconductor Equipment (3.8%)
Altera Corp.	6,716	240,299
Analog Devices, Inc.	12,682	627,632
ARM Holdings plc (ADR)	129,809	5,671,355
Linear Technology Corp.	18,504	821,393

		7,360,679

Software (11.7%)
Autodesk, Inc.*	113,215	6,238,146
FactSet Research Systems, Inc.	40,940	4,975,438
Microsoft Corp.	75,463	3,498,465
Oracle Corp.	207,896	7,958,259

		22,670,308

Total Information Technology		81,718,088

Materials (1.1%)
Metals & Mining (1.1%)
Compass Minerals International, Inc.	25,032	2,109,697

Total Materials		2,109,697

Total Investments (98.2%) (Cost $180,185,512)		189,801,606
Other Assets Less Liabilities (1.8%)		3,527,763

Net Assets (100%)		$193,329,369

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,186,344	$—	$—	$17,186,344
Consumer Staples	27,966,375	—	—	27,966,375
Energy	6,290,340	—	—	6,290,340
Financials	19,046,713	—	—	19,046,713
Health Care	24,243,023	—	—	24,243,023
Industrials	11,241,026	—	—	11,241,026
Information Technology	81,718,088	—	—	81,718,088
Materials	2,109,697	—	—	2,109,697

Total Assets	$189,801,606	$—	$—	$189,801,606

Total Liabilities	$—	$—	$—	$—

Total	$189,801,606	$—	$—	$189,801,606

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$69,279,511
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$92,743,344

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,796,319
Aggregate gross unrealized depreciation	(4,571,327)

Net unrealized appreciation	$9,224,992

Federal income tax cost of investments	$180,576,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.5%)
Fuel Systems Solutions, Inc.*	2,379	$21,197
Modine Manufacturing Co.*	7,952	94,390
Motorcar Parts of America, Inc.*	2,944	80,106
Quantum Fuel Systems Technologies Worldwide, Inc.*	3,945	14,675
Remy International, Inc.	2,395	49,169
Shiloh Industries, Inc.*	1,391	23,661
Spartan Motors, Inc.	5,776	26,974
Stoneridge, Inc.*	4,683	52,778
Strattec Security Corp.	575	46,776
Superior Industries International, Inc.	3,906	68,472
Sypris Solutions, Inc.	1,893	6,228
Tower International, Inc.*	3,441	86,679
UQM Technologies, Inc.*	6,528	9,205

		580,310

Automobiles (0.1%)
Winnebago Industries, Inc.*	4,545	98,945

Distributors (0.1%)
AMCON Distributing Co.	60	5,277
VOXX International Corp.*	3,306	30,746
Weyco Group, Inc.	1,084	27,219

		63,242

Diversified Consumer Services (1.3%)
2U, Inc.*	39,090	609,413
Cambium Learning Group, Inc.*	2,351	3,573
Career Education Corp.*	11,174	56,764
Carriage Services, Inc.	2,685	46,531
Chegg, Inc.*	12,270	76,565
Collectors Universe, Inc.	1,186	26,092
Education Management Corp.*	3,432	3,741
ITT Educational Services, Inc.*	3,961	16,993
Liberty Tax, Inc.*	635	20,510
LifeLock, Inc.*	39,727	567,699
Lincoln Educational Services Corp.	4,132	11,611
National American University Holdings, Inc.	1,544	4,725
Universal Technical Institute, Inc.	3,648	34,109

		1,478,326

Hotels, Restaurants & Leisure (2.8%)
Ambassadors Group, Inc.*	2,002	7,407
Ark Restaurants Corp.	329	7,389
Biglari Holdings, Inc.*	287	97,511
BJ’s Restaurants, Inc.*	20,202	727,070
Bravo Brio Restaurant Group, Inc.*	3,236	41,971
Canterbury Park Holding Corp.*	304	3,104
Carrols Restaurant Group, Inc.*	5,950	42,305
Century Casinos, Inc.*	3,526	18,088
Chuy’s Holdings, Inc.*	21,023	659,912
Del Frisco’s Restaurant Group, Inc.*	3,931	75,239
Denny’s Corp.*	14,548	102,272
Diversified Restaurant Holdings, Inc.*	2,057	10,120
Dover Downs Gaming & Entertainment, Inc.*	3,148	3,117
Dover Motorsports, Inc.	2,958	6,833
Einstein Noah Restaurant Group, Inc.	1,868	37,659
Empire Resorts, Inc.*	2,564	17,204
Famous Dave’s of America, Inc.*	792	21,321
Frisch’s Restaurants, Inc.	617	17,461
Gaming Partners International Corp.*	702	5,925
Ignite Restaurant Group, Inc.*	1,320	7,920
Intrawest Resorts Holdings, Inc.*	2,346	22,686
Isle of Capri Casinos, Inc.*	3,612	27,090
Jamba, Inc.*	2,863	40,712
Kona Grill, Inc.*	1,151	22,709
Lakes Entertainment, Inc.*	1,581	13,170
Luby’s, Inc.*	3,329	17,710
Marcus Corp.	2,976	47,021
Monarch Casino & Resort, Inc.*	1,551	18,472
Morgans Hotel Group Co.*	4,910	39,624
Multimedia Games Holding Co., Inc.*	4,945	178,069
Nathan’s Famous, Inc.*	525	35,537
Papa Murphy’s Holdings, Inc.*	1,043	10,639
Pizza Inn Holdings, Inc.*	888	7,095
Potbelly Corp.*	2,469	28,789
RCI Hospitality Holdings, Inc.*	1,346	14,833
Red Lion Hotels Corp.*	2,490	14,168
Ruby Tuesday, Inc.*	10,204	60,102
Ruth’s Hospitality Group, Inc.	5,994	66,174
Town Sports International Holdings, Inc.	4,124	27,631
Zoe’s Kitchen, Inc.*	18,306	563,093

		3,165,152

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	1,894	25,872
Beazer Homes USA, Inc.*	4,475	75,090
Blyth, Inc.	1,467	11,912
Cavco Industries, Inc.*	1,480	100,640
Century Communities, Inc.*	599	10,393
CSS Industries, Inc.	1,538	37,296
Dixie Group, Inc.*	2,539	22,013
Emerson Radio Corp.*	2,169	4,295
Flexsteel Industries, Inc.	830	27,996
Hooker Furniture Corp.	1,809	27,515
Installed Building Products, Inc.*	1,478	20,766
iRobot Corp.*	18,391	560,006
Koss Corp.	384	776
LGI Homes, Inc.*	2,403	44,119
Libbey, Inc.*	3,592	94,326
Lifetime Brands, Inc.	1,769	27,083
M/I Homes, Inc.*	4,103	81,321
NACCO Industries, Inc., Class A	814	40,480
New Home Co., Inc.*	1,421	19,184
Nova Lifestyle, Inc.*	1,820	7,826
Skullcandy, Inc.*	3,371	26,260
Skyline Corp.*	1,173	4,844
Stanley Furniture Co., Inc.*	2,697	7,565
TRI Pointe Homes, Inc.*	24,504	317,082
Turtle Beach Corp.*	1,249	9,555
UCP, Inc., Class A*	1,403	16,766
Universal Electronics, Inc.*	2,661	131,374
WCI Communities, Inc.*	16,907	311,765
ZAGG, Inc.*	5,138	28,670

		2,092,790

Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	4,129	29,687
Blue Nile, Inc.*	2,020	57,671
CafePress, Inc.*	1,855	5,806
FTD Cos., Inc.*	3,158	107,719
Gaiam, Inc., Class A*	2,491	18,284
Geeknet, Inc.*	751	6,984
Nutrisystem, Inc.	4,796	73,715
Overstock.com, Inc.*	1,908	32,169
PetMed Express, Inc.	3,330	45,288
U.S. Auto Parts Network, Inc.*	2,480	6,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ValueVision Media, Inc., Class A*	7,117	$36,510

		420,827

Leisure Products (0.8%)
Arctic Cat, Inc.	2,151	74,898
Black Diamond, Inc.*	3,791	28,660
Escalade, Inc.	1,641	19,790
JAKKS Pacific, Inc.*	3,237	22,983
Johnson Outdoors, Inc., Class A	833	21,575
LeapFrog Enterprises, Inc.*	10,886	65,207
Malibu Boats, Inc., Class A*	28,012	518,782
Marine Products Corp.	1,749	13,800
Nautilus, Inc.*	5,214	62,411
Smith & Wesson Holding Corp.*	9,205	86,895
Summer Infant, Inc.*	1,806	6,321

		921,322

Media (1.7%)
AH Belo Corp., Class A	3,182	33,952
Ballantyne Strong, Inc.*	2,429	10,809
Beasley Broadcasting Group, Inc., Class A	881	4,722
Carmike Cinemas, Inc.*	4,057	125,686
Central European Media Enterprises Ltd., Class A*	11,806	26,563
Daily Journal Corp.*	179	32,310
Dex Media, Inc.*	2,496	23,862
Emmis Communications Corp., Class A*	5,599	11,814
Entercom Communications Corp., Class A*	4,113	33,027
Entravision Communications Corp., Class A	9,577	37,925
Global Sources Ltd.*	2,544	17,070
Gray Television, Inc.*	8,269	65,160
Harte-Hanks, Inc.	8,142	51,865
Hemisphere Media Group, Inc.*	1,469	15,660
Insignia Systems, Inc.*	2,060	6,324
Journal Communications, Inc., Class A*	7,468	62,955
Lee Enterprises, Inc.*	9,150	30,927
Martha Stewart Living Omnimedia, Inc., Class A*	5,117	18,421
McClatchy Co., Class A*	10,109	33,966
New Media Investment Group, Inc.	6,030	100,279
Radio One, Inc., Class D*	4,079	12,971
ReachLocal, Inc.*	2,331	8,415
Reading International, Inc., Class A*	3,062	25,721
Rentrak Corp.*	16,561	1,009,227
RLJ Entertainment, Inc.*	1,433	5,546
Saga Communications, Inc., Class A	615	20,652
Salem Communications Corp., Class A	1,868	14,215
Sizmek, Inc.*	3,657	28,305
Spanish Broadcasting System, Inc., Class A*	779	3,272
Townsquare Media, Inc.*	1,445	17,369
You On Demand Holdings, Inc.*	1,752	3,679

		1,892,669

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	2,496	20,866
Fred’s, Inc., Class A	6,127	85,778
Gordmans Stores, Inc.*	1,557	5,325
Tuesday Morning Corp.*	7,256	140,803

		252,772

Specialty Retail (1.5%)
Aeropostale, Inc.*	12,989	42,734
America’s Car-Mart, Inc.*	1,285	50,873
bebe stores, Inc.	5,366	12,449
Big 5 Sporting Goods Corp.	3,104	29,085
Books-A-Million, Inc.*	1,056	1,795
Build-A-Bear Workshop, Inc.*	2,092	27,363
Cache, Inc.*	4,673	3,935
Christopher & Banks Corp.*	6,081	60,141
Citi Trends, Inc.*	2,576	56,930
Destination Maternity Corp.	2,311	35,682
Destination XL Group, Inc.*	5,812	27,433
Haverty Furniture Cos., Inc.	3,351	73,018
hhgregg, Inc.*	1,959	12,361
Kirkland’s, Inc.*	2,421	39,002
MarineMax, Inc.*	48,685	820,342
New York & Co., Inc.*	4,804	14,556
Pacific Sunwear of California, Inc.*	8,472	15,250
Pep Boys-Manny, Moe & Jack*	8,845	78,809
Perfumania Holdings, Inc.*	980	6,223
RadioShack Corp.*	17,273	17,100
Sears Hometown and Outlet Stores, Inc.*	1,913	29,652
Shoe Carnival, Inc.	2,503	44,578
Sportsman’s Warehouse Holdings, Inc.*	1,704	11,476
Stein Mart, Inc.	4,586	52,968
Systemax, Inc.*	1,856	23,144
Tandy Leather Factory, Inc.	943	8,911
Tilly’s, Inc., Class A*	1,802	13,551
Trans World Entertainment Corp.	1,816	6,647
West Marine, Inc.*	2,929	26,361
Wet Seal, Inc., Class A*	15,067	7,918
Winmark Corp.	399	29,327

		1,679,614

Textiles, Apparel & Luxury Goods (0.7%)
Charles & Colvard Ltd.*	3,531	7,486
Cherokee, Inc.	1,433	26,095
Crown Crafts, Inc.	1,441	10,735
Culp, Inc.	1,437	26,082
Delta Apparel, Inc.*	1,348	12,253
Joe’s Jeans, Inc.*	9,226	8,949
Lakeland Industries, Inc.*	738	5,129
Perry Ellis International, Inc.*	2,034	41,392
Rocky Brands, Inc.	1,297	18,275
Sequential Brands Group, Inc.*	2,859	35,737
Superior Uniform Group, Inc.	735	15,913
Unifi, Inc.*	2,430	62,937
Vince Holding Corp.*	16,368	495,296

		766,279

Total Consumer Discretionary		13,412,248

Consumer Staples (2.7%)
Beverages (0.1%)
Craft Brew Alliance, Inc.*	1,832	26,381
MGP Ingredients, Inc.	1,486	19,422
Primo Water Corp.*	3,294	14,197
Reed’s, Inc.*	1,767	10,425

		70,425

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc.*	3,004	48,845
Fairway Group Holdings Corp.*	3,223	12,054
Liberator Medical Holdings, Inc.	5,349	16,743
Natural Grocers by Vitamin Cottage, Inc.*	1,522	24,778
Pantry, Inc.*	3,939	79,686
Roundy’s, Inc.	6,710	20,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Village Super Market, Inc., Class A	1,136	$25,878

		228,047

Food Products (2.1%)
Alico, Inc.	497	18,936
Amira Nature Foods Ltd.*	33,441	523,686
Annie’s, Inc.*	2,849	130,769
Boulder Brands, Inc.*	10,188	138,862
Calavo Growers, Inc.	25,538	1,152,785
Chiquita Brands International, Inc.* .	7,836	111,271
Coffee Holding Co., Inc.*	1,069	5,869
Farmer Bros Co.*	1,244	36,014
Golden Enterprises, Inc.	328	1,528
Inventure Foods, Inc.*	2,633	34,124
John B. Sanfilippo & Son, Inc.	1,387	44,883
Lifeway Foods, Inc.*	832	11,540
Limoneira Co.	1,877	44,466
Omega Protein Corp.*	3,481	43,513
Rocky Mountain Chocolate Factory, Inc.	920	11,537
S&W Seed Co.*	1,895	8,035
Seneca Foods Corp., Class A*	1,359	38,867

		2,356,685

Household Products (0.1%)
Central Garden & Pet Co., Class A* .	7,189	57,800
Oil-Dri Corp. of America	830	21,638
Orchids Paper Products Co.	1,329	32,640

		112,078

Personal Products (0.2%)
Female Health Co.	3,549	12,386
IGI Laboratories, Inc.*	5,420	50,514
Lifevantage Corp.*	17,144	19,544
Mannatech, Inc.*	359	5,597
Medifast, Inc.*	2,201	72,259
Natural Alternatives International, Inc.*	534	3,460
Nature’s Sunshine Products, Inc.	1,801	26,709
Nutraceutical International Corp.*	1,481	30,968
Synutra International, Inc.*	2,866	12,983
United-Guardian, Inc.	436	9,736

		244,156

Tobacco (0.0%)
22nd Century Group, Inc.*	6,912	17,418
Alliance One International, Inc.*	14,811	29,178
Vapor Corp.*	1,545	2,271

		48,867

Total Consumer Staples		3,060,258

Energy (2.7%)
Energy Equipment & Services (1.0%)
Aspen Aerogels, Inc.*	880	8,870
Bolt Technology Corp.	1,468	32,208
Cal Dive International, Inc.*	16,784	16,280
CHC Group Ltd.*	5,686	31,842
Dawson Geophysical Co.	1,337	24,307
ENGlobal Corp.*	3,027	6,508
Enservco Corp.*	2,990	10,884
Forbes Energy Services Ltd.*	1,946	7,842
Glori Energy, Inc.*	2,077	16,408
Gulf Island Fabrication, Inc.	2,439	41,951
Independence Contract Drilling, Inc.*	1,614	18,965
Matrix Service Co.*	4,415	106,490
Mitcham Industries, Inc.*	2,106	23,271
Natural Gas Services Group, Inc.*	2,056	49,488
Nuverra Environmental Solutions, Inc.*	2,538	37,436
PHI, Inc. (Non-Voting)*	2,110	86,827
Profire Energy, Inc.*	2,422	10,051
RigNet, Inc.*	9,823	397,340
SAExploration Holdings, Inc.*	1,396	11,601
Synthesis Energy Systems, Inc.*	9,716	11,076
TGC Industries, Inc.*	2,626	10,110
Vantage Drilling Co.*	34,850	44,259
Willbros Group, Inc.*	6,669	55,553

		1,059,567

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	15,484	81,756
Adams Resources & Energy, Inc.	425	18,823
American Eagle Energy Corp.*	5,229	21,282
Amyris, Inc.*	4,464	16,919
Apco Oil and Gas International, Inc.*	1,546	19,928
Ardmore Shipping Corp.	3,089	33,670
BioFuel Energy Corp.*	2,037	12,996
BPZ Resources, Inc.*	20,110	38,410
Callon Petroleum Co.*	9,163	80,726
DHT Holdings, Inc.	15,260	94,002
Earthstone Energy, Inc.*	231	6,516
Emerald Oil, Inc.*	9,541	58,677
Endeavour International Corp.*	9,224	2,758
Escalera Resources Co.*	2,261	4,296
Evolution Petroleum Corp.	3,382	31,047
FieldPoint Petroleum Corp.*	992	3,978
Forest Oil Corp.*	18,790	21,984
Frontline Ltd.*	11,511	14,504
FX Energy, Inc.*	9,300	28,272
Gastar Exploration, Inc.*	11,661	68,450
Hallador Energy Co.	1,767	20,921
Harvest Natural Resources, Inc.*	7,164	26,292
Hyperdynamics Corp.*	3,837	6,907
Isramco, Inc.*	158	19,301
Lilis Energy, Inc.*	4,048	9,108
Magellan Petroleum Corp.*	7,763	16,535
Midstates Petroleum Co., Inc.*	6,193	31,275
Miller Energy Resources, Inc.*	5,037	22,163
Navios Maritime Acquisition Corp.	13,973	37,867
Nordic American Offshore Ltd.	3,306	58,252
Pacific Ethanol, Inc.*	3,988	55,672
Panhandle Oil and Gas, Inc., Class A.	1,174	70,088
PEDEVCO Corp.*	3,047	4,997
PetroQuest Energy, Inc.*	9,833	55,261
PostRock Energy Corp.*	3,631	4,212
PrimeEnergy Corp.*	51	3,533
Quicksilver Resources, Inc.*	20,892	12,594
Renewable Energy Group, Inc.*	6,259	63,529
REX American Resources Corp.*	1,047	76,305
Ring Energy, Inc.*	3,392	49,998
Royale Energy, Inc.*	2,250	6,525
Saratoga Resources, Inc.*	4,247	5,011
Swift Energy Co.*	7,333	70,397
Teekay Tankers Ltd., Class A	10,491	39,131
Torchlight Energy Resources, Inc.*	2,268	8,142
TransAtlantic Petroleum Ltd.*	3,858	34,683
Triangle Petroleum Corp.*	12,655	139,332
U.S. Energy Corp.*	3,829	12,215
Uranerz Energy Corp.*	16,558	18,214
Uranium Energy Corp.*	15,372	19,215
Uranium Resources, Inc.*	2,675	6,768
Ur-Energy, Inc.*	21,830	22,267
VAALCO Energy, Inc.*	8,339	70,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Energy, Inc.*	2,768	$19,265
Warren Resources, Inc.*	12,345	65,428
Westmoreland Coal Co.*	2,513	94,011
Zion Oil & Gas, Inc.*	6,298	10,833

		1,946,122

Total Energy		3,005,689

Financials (15.9%)
Banks (7.4%)
1st Century Bancshares, Inc.*	1,107	7,749
1st Constitution Bancorp*	975	9,994
1st United Bancorp, Inc./Florida	5,031	42,864
Access National Corp.	1,321	21,440
Ameriana Bancorp	575	8,527
American National Bankshares, Inc.	1,384	31,486
American River Bankshares/California*	1,444	13,213
Ameris Bancorp	4,238	93,024
AmeriServ Financial, Inc.	3,222	10,600
Ames National Corp.	1,441	32,206
Anchor Bancorp, Inc./Washington*	476	9,591
Arrow Financial Corp.	1,901	47,665
Auburn National Bancorporation, Inc.	379	9,213
Bancorp of New Jersey, Inc.	542	6,141
Bancorp, Inc./Delaware*	5,526	47,468
Bank of Commerce Holdings	2,543	15,614
Bank of Kentucky Financial Corp.	1,066	49,281
Bank of Marin Bancorp/California	1,009	46,303
Bank of South Carolina Corp.	664	9,894
Bankwell Financial Group, Inc.*	482	9,144
Banner Corp.	3,276	126,028
Bar Harbor Bankshares	1,073	31,042
Baylake Corp.	589	7,109
BCB Bancorp, Inc.	1,099	14,617
Blue Hills Bancorp, Inc.*	4,627	60,706
BNC Bancorp	3,381	52,946
Bridge Bancorp, Inc.	1,972	46,638
Bridge Capital Holdings*	1,687	38,362
Bryn Mawr Bank Corp.	2,323	65,811
BSB Bancorp, Inc./Massachusetts*	1,617	29,785
C&F Financial Corp.	624	20,760
C1 Financial, Inc.*	481	8,721
Camden National Corp.	1,269	44,415
Capital City Bank Group, Inc.	1,845	24,981
Cardinal Financial Corp.	5,387	91,956
Carolina Bank Holdings, Inc.*	470	4,681
Cascade Bancorp*	5,338	26,957
Centerstate Banks, Inc.	5,988	61,976
Central Valley Community Bancorp	1,418	16,279
Century Bancorp, Inc./Massachusetts, Class A	625	21,638
Chemung Financial Corp.	663	18,624
Citizens & Northern Corp.	2,123	40,337
Citizens Holding Co.	396	7,599
CNB Financial Corp./Pennsylvania	2,455	38,544
Coastway Bancorp, Inc.*	952	10,643
CoBiz Financial, Inc.	6,039	67,516
Codorus Valley Bancorp, Inc.	716	14,642
Community Bank Shares of Indiana, Inc.	522	13,598
Community Bankers Trust Corp.*	3,630	15,863
Community Financial Corp.	483	10,510
Community Trust Bancorp, Inc.	2,625	88,279
Community West Bancshares	365	2,208
CommunityOne Bancorp*	2,000	17,640
ConnectOne Bancorp, Inc.	3,830	72,962
CU Bancorp*	1,752	32,938
Customers Bancorp, Inc.*	4,324	77,659
DNB Financial Corp.	155	3,317
Eagle Bancorp, Inc.*	3,819	121,521
Eastern Virginia Bankshares, Inc.*	1,689	10,506
Enterprise Bancorp, Inc./Massachusetts	1,308	24,643
Enterprise Financial Services Corp.	3,339	55,828
Evans Bancorp, Inc.	534	12,309
Farmers Capital Bank Corp.*	1,291	29,086
Farmers National Banc Corp.	3,387	27,062
Fauquier Bankshares, Inc.	343	5,488
Fidelity Southern Corp.	2,821	38,648
Financial Institutions, Inc.	2,342	52,648
First Bancorp, Inc./Maine	1,720	28,672
First Bancorp/North Carolina	3,314	53,090
First Bancshares, Inc./Massachusetts	803	11,523
First Bank/New Jersey*	1,372	8,479
First Busey Corp.	12,204	67,976
First Business Financial Services, Inc.	693	30,423
First Capital Bancorp, Inc./Virginia*	340	1,537
First Citizens Banc Corp.	1,428	14,251
First Community Bancshares, Inc./Virginia	2,760	39,440
First Community Corp./South Carolina	967	10,289
First Connecticut Bancorp, Inc./Connecticut	2,848	41,296
First Financial Corp./Indiana	1,938	59,981
First Internet Bancorp	779	12,557
First Merchants Corp.	6,041	122,089
First Mid-Illinois Bancshares, Inc.	54	1,176
First NBC Bank Holding Co.*	2,513	82,301
First of Long Island Corp.	1,364	46,990
First Security Group, Inc./Tennessee*	11,424	22,620
First South Bancorp, Inc./North Carolina	1,507	12,146
First United Corp.*	1,194	9,516
Flushing Financial Corp.	5,127	93,670
German American Bancorp, Inc.	2,239	57,789
Great Southern Bancorp, Inc.	1,751	53,125
Green Bancorp, Inc.*	679	11,645
Guaranty Bancorp	2,507	33,870
Hampton Roads Bankshares, Inc.*	5,831	8,921
Hanmi Financial Corp.	5,331	107,473
Hawthorn Bancshares, Inc.	403	5,541
Heartland Financial USA, Inc.	2,660	63,521
Heritage Commerce Corp.	3,626	29,769
Heritage Financial Corp./Washington	5,096	80,721
Heritage Oaks Bancorp	3,908	27,356
HomeTrust Bancshares, Inc.*	3,561	52,026
Horizon Bancorp/Indiana	1,605	36,979
Hudson Valley Holding Corp.	2,509	45,538
Independent Bank Corp./Michigan	3,683	43,901
Independent Bank Group, Inc.	1,537	72,931
Intervest Bancshares Corp.	3,121	29,837
Investar Holding Corp.*	498	6,623
Lakeland Bancorp, Inc.	6,389	62,357
Lakeland Financial Corp.	2,779	104,213
Landmark Bancorp, Inc./Kansas	506	11,719
LCNB Corp.	1,399	21,013
LNB Bancorp, Inc.	1,439	20,563
Macatawa Bank Corp.	4,579	21,979
Mackinac Financial Corp.	747	8,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
MainSource Financial Group, Inc.	3,470	$59,858
MBT Financial Corp.*	3,893	18,725
Mercantile Bank Corp.	2,839	54,083
Merchants Bancshares, Inc./Vermont	901	25,399
Metro Bancorp, Inc.*	2,393	58,030
Middleburg Financial Corp.	929	16,480
MidSouth Bancorp, Inc.	1,450	27,115
MidWestOne Financial Group, Inc.	1,217	28,003
Monarch Financial Holdings, Inc.	1,910	23,990
MutualFirst Financial, Inc.	952	21,420
National Bankshares, Inc./Virginia	1,207	33,506
NewBridge Bancorp*	5,791	43,954
North Valley Bancorp*	1,176	25,378
Northrim BanCorp, Inc.	1,197	31,637
Oak Valley Bancorp	575	5,767
Ohio Valley Banc Corp.	299	6,907
Old Line Bancshares, Inc.	1,462	22,632
Old Point Financial Corp.	506	7,666
Old Second Bancorp, Inc.*	4,985	23,978
OmniAmerican Bancorp, Inc.	1,975	51,330
Orrstown Financial Services, Inc.*	1,438	23,454
Pacific Continental Corp.	3,073	39,488
Pacific Mercantile Bancorp*	2,097	14,616
Pacific Premier Bancorp, Inc.*	2,958	41,560
Palmetto Bancshares, Inc.	786	11,114
Park Sterling Corp.	7,618	50,507
Parke Bancorp, Inc.	889	9,379
Patriot National Bancorp, Inc.*	572	995
Peapack-Gladstone Financial Corp.	2,098	36,715
Penns Woods Bancorp, Inc.	852	35,997
Peoples Bancorp, Inc./Ohio	1,868	44,365
Peoples Financial Corp./Mississippi	571	7,560
Peoples Financial Services Corp.	1,278	58,775
Pinnacle Financial Partners, Inc.	17,035	614,963
Plumas Bancorp*	315	2,394
Preferred Bank/California*	1,978	44,545
Premier Financial Bancorp, Inc.	1,218	17,832
QCR Holdings, Inc.	1,217	21,504
Renasant Corp.	5,270	142,554
Republic Bancorp, Inc./Kentucky, Class A	1,664	39,420
Republic First Bancorp, Inc.*	5,420	21,084
Salisbury Bancorp, Inc.	384	10,349
Sandy Spring Bancorp, Inc.	4,212	96,413
SB Financial Group, Inc.	759	6,869
Seacoast Banking Corp. of Florida*	3,287	35,927
Select Bancorp, Inc.*	281	2,108
ServisFirst Bancshares, Inc.	333	9,590
Shore Bancshares, Inc.*	2,093	18,837
Sierra Bancorp	2,050	34,358
Simmons First National Corp., Class A	2,735	105,352
Southern National Bancorp of Virginia, Inc.	1,488	17,246
Southside Bancshares, Inc.	3,165	105,236
Southwest Bancorp, Inc./Oklahoma	3,384	55,498
Square 1 Financial, Inc., Class A*	25,677	493,769
State Bank Financial Corp.	5,421	88,037
Stock Yards Bancorp, Inc.	2,482	74,708
Stonegate Bank	1,697	43,698
Suffolk Bancorp	1,959	38,024
Summit Financial Group, Inc.*	706	7,060
Summit State Bank	614	7,976
Sun Bancorp, Inc./New Jersey*	1,472	26,658
Sunshine Bancorp, Inc.*	659	7,809
Tompkins Financial Corp.	2,502	110,288
Towne Bank/Virginia	4,975	67,561
Trico Bancshares	2,723	61,594
TriState Capital Holdings, Inc.*	3,598	32,634
Two River Bancorp	1,252	10,116
Union Bankshares, Inc./Vermont	473	11,470
United Bancorp, Inc./Ohio	913	7,386
United Security Bancshares, Inc./Alabama	844	7,115
United Security Bancshares/California*	1,756	9,781
Unity Bancorp, Inc.	973	9,370
Univest Corp. of Pennsylvania	2,743	51,431
Valley Financial Corp./Virginia	433	5,317
ViewPoint Financial Group, Inc.	16,951	405,807
Washington Trust Bancorp, Inc.	2,475	81,650
WashingtonFirst Bankshares, Inc.	396	5,938
West Bancorp, Inc.	2,781	39,296
Westbury Bancorp, Inc.*	1,044	15,681
Wilshire Bancorp, Inc.	11,776	108,692
Yadkin Financial Corp.*	3,423	62,162

		8,268,918

Capital Markets (2.7%)
Actua Corp.*	6,859	109,881
Arlington Asset Investment Corp., Class A	3,613	91,806
CIFC Corp.	1,046	9,466
CorEnergy Infrastructure Trust, Inc. (REIT)	5,470	40,916
Cowen Group, Inc., Class A*	19,322	72,458
Diamond Hill Investment Group, Inc.	480	59,064
FBR & Co.*	1,361	37,455
GFI Group, Inc.	12,761	69,037
Hennessy Advisors, Inc.	595	11,900
HFF, Inc., Class A	8,482	245,554
Institutional Financial Markets, Inc.	1,215	2,369
INTL FCStone, Inc.*	2,564	44,409
JMP Group, Inc.	2,565	16,083
Ladenburg Thalmann Financial Services, Inc.*	16,710	70,850
Manning & Napier, Inc.	2,357	39,574
Marcus & Millichap, Inc.*	19,909	602,446
Oppenheimer Holdings, Inc., Class A	1,732	35,073
Piper Jaffray Cos.*	15,228	795,511
Pzena Investment Management, Inc., Class A	1,995	19,052
RCS Capital Corp., Class A	1,620	36,482
Safeguard Scientifics, Inc.*	3,466	63,774
Silvercrest Asset Management Group, Inc., Class A	32,731	445,796
SWS Group, Inc.*	5,049	34,788
U.S. Global Investors, Inc., Class A	2,179	7,735
Westwood Holdings Group, Inc.	1,234	69,956

		3,031,435

Consumer Finance (0.1%)
Asta Funding, Inc.*	1,773	14,556
Consumer Portfolio Services, Inc.*	3,649	23,390
First Marblehead Corp.*	1,582	4,493
Imperial Holdings, Inc.*	2,928	18,886
JW Wentworth Co., Class A*	2,036	25,226
Nicholas Financial, Inc.*	1,761	20,410
QC Holdings, Inc.*	1,100	2,035
Regional Management Corp.*	1,827	32,795

		141,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.*	798	$9,177
California First National Bancorp	483	7,168
Gain Capital Holdings, Inc.	3,961	25,232
Life Partners Holdings, Inc.	1,442	2,884
Marlin Business Services Corp.	1,417	25,960
MicroFinancial, Inc.	1,487	11,985
NewStar Financial, Inc.*	4,455	50,074
PICO Holdings, Inc.*	3,810	76,010
Resource America, Inc., Class A	2,314	21,543
Tiptree Financial, Inc., Class A*	1,386	11,448

		241,481

Insurance (0.9%)
1347 Property Insurance Holdings, Inc.*	605	4,731
American Independence Corp.*	146	1,536
AMERISAFE, Inc.	3,115	121,828
Atlantic American Corp.	932	3,709
Atlas Financial Holdings, Inc.*	1,969	27,251
Baldwin & Lyons, Inc., Class B	1,546	38,186
Blue Capital Reinsurance Holdings Ltd.	1,096	19,388
Citizens, Inc./Texas*	7,418	47,920
Crawford & Co., Class B	4,651	38,371
Donegal Group, Inc., Class A	1,320	20,275
eHealth, Inc.*	2,968	71,618
EMC Insurance Group, Inc.	818	23,624
Federated National Holding Co.	2,287	64,242
First Acceptance Corp.*	2,694	6,708
Fortegra Financial Corp.(b)*	976	9,653
Hallmark Financial Services, Inc.*	2,391	24,651
HCI Group, Inc.	1,513	54,453
Health Insurance Innovations, Inc., Class A*	896	9,668
Heritage Insurance Holdings, Inc.*	1,209	18,207
Independence Holding Co.	1,309	17,397
Investors Title Co.	239	17,495
Kansas City Life Insurance Co.	624	27,674
Kingstone Cos., Inc.	951	7,703
Meadowbrook Insurance Group, Inc.	8,336	48,766
National Interstate Corp.	1,171	32,671
Oxbridge Re Holdings Ltd.	825	5,404
Phoenix Cos., Inc.*	948	53,145
Stewart Information Services Corp.	3,586	105,249
Unico American Corp.*	501	6,052
United Insurance Holdings Corp.	2,765	41,475
Universal Insurance Holdings, Inc.	5,211	67,378

		1,036,428

Real Estate Investment Trusts (REITs) (2.7%)
AG Mortgage Investment Trust, Inc. (REIT)	4,700	83,660
Agree Realty Corp. (REIT)	2,508	68,669
AmREIT, Inc. (REIT)	3,312	76,077
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,649	120,166
Apollo Residential Mortgage, Inc. (REIT)	5,409	83,461
Ares Commercial Real Estate Corp. (REIT)	4,949	57,854
Armada Hoffler Properties, Inc. (REIT)	3,935	35,730
Ashford Hospitality Prime, Inc. (REIT)	4,031	61,392
Bluerock Residential Growth REIT, Inc. (REIT)	612	7,956
BRT Realty Trust (REIT)*	1,196	8,970
CareTrust REIT, Inc. (REIT)*	3,393	48,520
CatchMark Timber Trust, Inc. (REIT), Class A	3,218	35,269
Cedar Realty Trust, Inc. (REIT)	13,333	78,665
Chatham Lodging Trust (REIT)	5,535	127,748
Cherry Hill Mortgage Investment Corp. (REIT)	1,142	21,355
City Office REIT, Inc. (REIT)	879	11,937
CyrusOne, Inc. (REIT)	5,489	131,955
Dynex Capital, Inc. (REIT)	8,988	72,623
Ellington Residential Mortgage REIT (REIT)	1,215	19,671
Excel Trust, Inc. (REIT)	10,245	120,584
Five Oaks Investment Corp. (REIT)	1,916	20,118
Gladstone Commercial Corp. (REIT)	3,100	52,669
Gramercy Property Trust, Inc. (REIT)	19,624	113,034
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,689	50,982
Independence Realty Trust, Inc. (REIT)	2,725	26,378
JAVELIN Mortgage Investment Corp. (REIT)	2,099	25,209
Kite Realty Group Trust (REIT)	5,451	132,132
Monmouth Real Estate Investment Corp. (REIT)	9,366	94,784
New York Mortgage Trust, Inc. (REIT)	15,258	110,315
One Liberty Properties, Inc. (REIT)	2,108	42,645
Orchid Island Capital, Inc.	1,691	22,440
Owens Realty Mortgage, Inc. (REIT)	1,852	26,391
Physicians Realty Trust (REIT)	7,551	103,600
Preferred Apartment Communities, Inc. (REIT), Class A	2,882	23,978
QTS Realty Trust, Inc. (REIT), Class A	2,016	61,186
RAIT Financial Trust (REIT)	13,678	101,627
Rexford Industrial Realty, Inc. (REIT)	7,366	101,945
Sotherly Hotels, Inc. (REIT)	1,802	14,056
Summit Hotel Properties, Inc. (REIT)	14,236	153,464
Terreno Realty Corp. (REIT)	5,556	104,619
Trade Street Residential, Inc. (REIT)	3,241	23,141
UMH Properties, Inc. (REIT)	3,330	31,635
Universal Health Realty Income Trust (REIT)	1,926	80,276
Urstadt Biddle Properties, Inc. (REIT), Class A	4,160	84,448
Western Asset Mortgage Capital Corp. (REIT)	7,045	104,125
Wheeler Real Estate Investment Trust, Inc. (REIT)	1,341	6,115
Whitestone REIT (REIT)	3,827	53,348
ZAIS Financial Corp. (REIT)	1,420	24,509

		3,061,431

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	499	2,675
AV Homes, Inc.*	1,941	28,436
Consolidated-Tomoka Land Co.	735	36,066
Farmland Partners, Inc.	1,184	13,024
Gladstone Land Corp. (REIT)	759	9,115
Griffin Land & Nurseries, Inc.	477	13,690
Intergroup Corp.*	196	3,822
J.W. Mays, Inc.*	80	4,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Maui Land & Pineapple Co., Inc.*	1,233	$7,028
Stratus Properties, Inc.*	304	4,256
Transcontinental Realty Investors, Inc. (REIT)*	270	2,700

		125,052

Thrifts & Mortgage Finance (1.8%)
ASB Bancorp, Inc.*	826	16,644
Atlantic Coast Financial Corp.*	751	3,064
Banc of California, Inc.	4,584	53,312
Bank Mutual Corp.	7,853	50,338
BankFinancial Corp.	3,276	34,005
BBX Capital Corp., Class A*	1,377	24,001
Bear State Financial, Inc.*	708	6,372
Berkshire Hills Bancorp, Inc.	4,223	99,198
Cape Bancorp, Inc.	1,856	17,502
Charter Financial Corp./Maryland	3,190	34,133
Cheviot Financial Corp.	1,198	15,262
Chicopee Bancorp, Inc.	721	10,700
Citizens Community Bancorp, Inc.	230	2,045
Clifton Bancorp, Inc.	4,530	57,033
Dime Community Bancshares, Inc.	5,578	80,323
Eagle Bancorp Montana, Inc.	530	5,692
ESB Financial Corp.	2,308	26,957
ESSA Bancorp, Inc.	1,588	17,944
Federal Agricultural Mortgage Corp., Class C	1,748	56,181
FedFirst Financial Corp.	209	4,546
First Capital, Inc.	106	2,485
First Clover Leaf Financial Corp.	1,113	10,117
First Defiance Financial Corp.	1,655	44,702
First Financial Northwest, Inc.	2,640	26,954
Fox Chase Bancorp, Inc.	2,163	35,279
Franklin Financial Corp./Virginia*	1,720	32,009
FS Bancorp, Inc.	558	9,441
Greene County Bancorp, Inc.	143	3,825
Hamilton Bancorp, Inc./Maryland*	694	9,265
Hampden Bancorp, Inc.	566	9,730
Heritage Financial Group, Inc.	1,407	28,407
HF Financial Corp.	793	10,658
Hingham Institution for Savings	251	20,469
HMN Financial, Inc.*	645	8,514
Home Bancorp, Inc.*	1,157	26,275
HomeStreet, Inc.	2,514	42,964
HopFed Bancorp, Inc.	1,006	11,509
IF Bancorp, Inc.	567	9,560
Impac Mortgage Holdings, Inc. (REIT)*	1,361	8,601
Jacksonville Bancorp, Inc.	92	2,002
LaPorte Bancorp, Inc.	799	8,957
Louisiana Bancorp, Inc.	85	1,688
LSB Financial Corp.	72	2,889
Malvern Bancorp, Inc.*	743	8,403
Meridian Bancorp, Inc.*	3,426	36,179
Meta Financial Group, Inc.	1,050	37,023
Naugatuck Valley Financial Corp.*	1,296	10,135
New Hampshire Thrift Bancshares, Inc.	996	15,518
NMI Holdings, Inc., Class A*	8,450	73,092
Northeast Community Bancorp, Inc.	843	5,842
Ocean Shore Holding Co.	1,261	18,133
OceanFirst Financial Corp.	2,303	36,641
Oconee Federal Financial Corp.	88	1,529
Oneida Financial Corp.	1,095	14,509
Pathfinder Bancorp, Inc.	71	1,061
Peoples Federal Bancshares, Inc.	947	18,940
Poage Bankshares, Inc.	615	9,028
Provident Financial Holdings, Inc.	1,507	21,987
Prudential Bancorp, Inc.	1,343	16,358
Pulaski Financial Corp.	1,931	22,206
River Valley Bancorp	228	4,886
Riverview Bancorp, Inc.*	3,793	15,134
Security National Financial Corp., Class A*	1,437	7,142
SI Financial Group, Inc.	2,339	26,173
Simplicity Bancorp, Inc.	1,343	22,562
Sound Financial Bancorp, Inc.	304	5,460
Southern Missouri Bancorp, Inc.	303	10,869
SP Bancorp, Inc.*	218	6,414
Stonegate Mortgage Corp.*	2,444	31,748
Territorial Bancorp, Inc.	1,580	32,058
TF Financial Corp.	409	16,961
Timberland Bancorp, Inc./Washington	1,104	11,614
Tree.com, Inc.*	1,092	39,192
United Community Bancorp	752	8,986
United Community Financial Corp./Ohio	8,714	40,782
United Financial Bancorp, Inc.	8,890	112,814
Walker & Dunlop, Inc.*	3,093	41,106
Waterstone Financial, Inc.	5,858	67,660
Westfield Financial, Inc.	3,491	24,646
WSFS Financial Corp.	1,510	108,131

		1,962,474

Total Financials		17,869,010

Health Care (28.2%)
Biotechnology (14.8%)
Aastrom Biosciences, Inc.*	3,798	10,824
Acceleron Pharma, Inc.*	9,811	296,685
Achillion Pharmaceuticals, Inc.*	54,659	545,497
Actinium Pharmaceuticals, Inc.*	3,634	24,348
Adamas Pharmaceuticals, Inc.*	468	8,714
Advaxis, Inc.*	3,232	10,859
Aegerion Pharmaceuticals, Inc.*	16,968	566,392
Agenus, Inc.*	10,346	32,176
Agios Pharmaceuticals, Inc.*	14,597	895,526
Akebia Therapeutics, Inc.*	1,326	29,344
Alder Biopharmaceuticals, Inc.*	1,326	16,814
Aldeyra Therapeutics, Inc.*	269	1,617
AMAG Pharmaceuticals, Inc.*	3,653	116,567
Ambit Biosciences Corp.*	2,011	30,969
Amicus Therapeutics, Inc.*	8,636	51,384
Anacor Pharmaceuticals, Inc.*	5,498	134,536
Anthera Pharmaceuticals, Inc.*	3,711	7,125
Applied Genetic Technologies Corp.*	916	17,047
ARCA Biopharma, Inc.*	3,032	3,790
Ardelyx, Inc.*	775	11,013
Argos Therapeutics, Inc.*	752	7,565
ArQule, Inc.*	10,394	11,641
Array BioPharma, Inc.*	21,045	75,131
Arrowhead Research Corp.*	60,411	892,270
Athersys, Inc.*	13,092	18,198
Auspex Pharmaceuticals, Inc.*	1,575	40,430
Avalanche Biotechnologies, Inc.*	12,667	433,085
AVEO Pharmaceuticals, Inc.*	8,434	9,362
BIND Therapeutics, Inc.*	1,257	10,798
BioCryst Pharmaceuticals, Inc.*	11,712	114,543
BioSpecifics Technologies Corp.*	615	21,709
Biota Pharmaceuticals, Inc.*	5,738	14,173
BioTime, Inc.*	8,628	27,092
Bluebird Bio, Inc.*	27,457	985,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cancer Genetics, Inc.*	1,093	$9,837
Cara Therapeutics, Inc.*	946	7,937
CareDx, Inc.*	668	4,676
CASI Pharmaceuticals, Inc.*	3,276	5,864
Catalyst Pharmaceutical Partners, Inc.*	10,313	34,239
Celator Pharmaceuticals, Inc.*	2,865	7,248
Celladon Corp.*	1,309	13,692
Cellular Dynamics International, Inc.*	1,617	11,367
Cel-Sci Corp.*	11,646	10,618
Celsion Corp.*	2,790	8,258
Cerulean Pharma, Inc.*	1,752	7,393
ChemoCentryx, Inc.*	4,467	20,101
Chimerix, Inc.*	4,500	124,290
Conatus Pharmaceuticals, Inc.*	1,761	10,777
Concert Pharmaceuticals, Inc.*	1,106	13,947
Cormedix, Inc.*	3,895	7,323
Coronado Biosciences, Inc.*	5,107	10,725
CTI BioPharma Corp.*	22,351	54,089
Curis, Inc.*	14,385	20,283
Cyclacel Pharmaceuticals, Inc.*	3,682	11,193
Cytokinetics, Inc.*	5,815	20,469
Cytori Therapeutics, Inc.*	11,869	8,023
CytRx Corp.*	9,324	23,683
Dendreon Corp.*	27,021	38,910
Dicerna Pharmaceuticals, Inc.*	631	8,033
Discovery Laboratories, Inc.*	14,256	26,231
Durata Therapeutics, Inc.*	2,574	32,638
Dynavax Technologies Corp.*	43,777	62,601
Eagle Pharmaceuticals, Inc.*	601	7,603
Eleven Biotherapeutics, Inc.*	801	8,923
Enanta Pharmaceuticals, Inc.*	1,726	68,298
Epizyme, Inc.*	10,711	290,375
Esperion Therapeutics, Inc.*	806	19,715
Fate Therapeutics, Inc.*	2,248	11,555
Fibrocell Science, Inc.*	4,033	11,696
Five Prime Therapeutics, Inc.*	2,873	33,700
Flexion Therapeutics, Inc.*	790	14,425
Foundation Medicine, Inc.*	13,574	257,363
Galectin Therapeutics, Inc.*	3,034	15,261
Galena Biopharma, Inc.*	19,555	40,283
Genocea Biosciences, Inc.*	695	6,290
GenVec, Inc.*	3,199	6,654
Geron Corp.*	26,108	52,216
GlobeImmune, Inc.(b)*	130	898
GlycoMimetics, Inc.*	1,334	9,258
GTx, Inc.*	3,816	2,814
Harvard Apparatus Regenerative Technology, Inc.*	1,399	11,332
Heat Biologics, Inc.*	749	4,764
Heron Therapeutics, Inc.*	3,894	32,437
Hyperion Therapeutics, Inc.*	2,295	57,880
Idera Pharmaceuticals, Inc.*	10,281	23,543
Ignyta, Inc.*	2,516	20,279
Immune Design Corp.*	981	17,324
ImmunoCellular Therapeutics Ltd.*	10,110	8,998
Immunomedics, Inc.*	13,806	51,358
Infinity Pharmaceuticals, Inc.*	44,626	598,881
Inovio Pharmaceuticals, Inc.*	10,038	98,874
Insmed, Inc.*	8,254	107,715
Insys Therapeutics, Inc.*	1,660	64,375
IsoRay, Inc.*	9,177	15,509
KaloBios Pharmaceuticals, Inc.*	5,834	9,043
Karyopharm Therapeutics, Inc.*	21,211	741,112
Kindred Biosciences, Inc.*	1,746	16,150
KYTHERA Biopharmaceuticals, Inc.*	13,320	436,363
La Jolla Pharmaceutical Co.*	2,093	20,114
LipoScience, Inc.*	1,882	9,749
Loxo Oncology, Inc.*	558	7,327
Lpath, Inc., Class A*	3,077	10,831
MacroGenics, Inc.*	3,330	69,597
Medgenics, Inc.*	2,264	11,750
MediciNova, Inc.*	3,590	10,734
MEI Pharma, Inc.*	3,032	20,921
Minerva Neurosciences, Inc.*	820	4,961
Mirati Therapeutics, Inc.*	1,217	21,310
Nanosphere, Inc.*	10,415	5,937
NanoViricides, Inc.*	6,706	20,118
Navidea Biopharmaceuticals, Inc.*	25,213	33,281
NeoStem, Inc.*	3,927	21,716
NephroGenex, Inc.*	568	2,658
Neuralstem, Inc.*	11,694	38,356
Neurocrine Biosciences, Inc.*	36,459	571,313
NewLink Genetics Corp.*	3,305	70,793
Northwest Biotherapeutics, Inc.*	5,993	30,145
Ohr Pharmaceutical, Inc.*	3,571	25,890
OncoGenex Pharmaceutical, Inc.*	3,353	8,952
OncoMed Pharmaceuticals, Inc.*	2,120	40,132
Onconova Therapeutics, Inc.*	2,119	9,112
Oncothyreon, Inc.*	13,137	25,223
Opexa Therapeutics, Inc.*	4,669	4,634
Oragenics, Inc.*	2,185	2,731
Orexigen Therapeutics, Inc.*	20,460	87,160
Organovo Holdings, Inc.*	10,434	66,465
Osiris Therapeutics, Inc.*	3,154	39,709
Otonomy, Inc.*	1,174	28,176
OvaScience, Inc.*	2,618	43,459
OXiGENE, Inc.*	3,718	7,994
Palatin Technologies, Inc.*	6,591	6,130
Peregrine Pharmaceuticals, Inc.*	29,833	40,573
Pfenex, Inc.*	1,578	11,614
PharmAthene, Inc.*	7,915	14,089
Progenics Pharmaceuticals, Inc.*	11,590	60,152
ProQR Therapeutics N.V.*	17,200	295,668
Prothena Corp. plc*	4,449	98,590
PTC Therapeutics, Inc.*	20,952	922,097
Radius Health, Inc.*	1,151	24,171
Raptor Pharmaceutical Corp.*	10,458	100,292
Receptos, Inc.*	22,622	1,405,052
Recro Pharma, Inc.*	786	2,327
Regado Biosciences, Inc.*	2,411	2,724
Regulus Therapeutics, Inc.*	2,285	15,607
Repligen Corp.*	5,343	106,379
Retrophin, Inc.*	3,608	32,544
Rigel Pharmaceuticals, Inc.*	14,533	28,194
Ruthigen, Inc.*	485	2,347
RXi Pharmaceuticals Corp.*	1,924	3,848
Sage Therapeutics, Inc.*	934	29,421
Sangamo BioSciences, Inc.*	32,550	351,052
Sarepta Therapeutics, Inc.*	7,059	148,945
SIGA Technologies, Inc.*	5,710	8,251
Sophiris Bio, Inc.*	2,452	7,184
Sorrento Therapeutics, Inc.*	3,945	17,831
Spectrum Pharmaceuticals, Inc.*	10,950	89,133
StemCells, Inc.*	11,545	14,547
Stemline Therapeutics, Inc.*	1,958	24,397
Sunesis Pharmaceuticals, Inc.*	8,262	58,991
Synergy Pharmaceuticals, Inc.*	15,884	44,237
Synta Pharmaceuticals Corp.*	10,658	32,081
Synthetic Biologics, Inc.*	7,723	13,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
T2 Biosystems, Inc.*	964	$17,439
Targacept, Inc.*	5,648	14,289
Tenax Therapeutics, Inc.*	4,048	15,909
TESARO, Inc.*	18,766	505,181
TetraLogic Pharmaceuticals Corp.*	668	2,779
TG Therapeutics, Inc.*	3,956	42,211
Threshold Pharmaceuticals, Inc.*	8,720	31,479
Tonix Pharmaceuticals Holding Corp.*	1,761	12,063
Trevena, Inc.*	1,305	8,378
TrovaGene, Inc.*	3,167	14,505
Ultragenyx Pharmaceutical, Inc.*	12,332	697,991
Vanda Pharmaceuticals, Inc.*	5,644	58,585
Venaxis, Inc.*	5,541	9,198
Verastem, Inc.*	36,763	313,221
Versartis, Inc.*	1,174	22,294
Vical, Inc.*	14,173	15,874
Vital Therapies, Inc.*	870	17,757
Xencor, Inc.*	2,441	22,726
XOMA Corp.*	13,981	58,860
Zafgen, Inc.*	1,113	21,870
ZIOPHARM Oncology, Inc.*	13,729	36,245

		16,582,407

Health Care Equipment & Supplies (5.1%)
Accuray, Inc.*	12,801	92,935
Alliqua, Inc.*	1,899	9,210
Alphatec Holdings, Inc.*	10,533	17,906
Amedica Corp.*	673	1,084
AngioDynamics, Inc.*	4,068	55,813
Anika Therapeutics, Inc.*	2,403	88,094
Antares Pharma, Inc.*	19,672	36,000
Atossa Genetics, Inc.*	3,045	4,111
AtriCure, Inc.*	21,773	320,499
Atrion Corp.	253	77,168
AxoGen, Inc.*	2,366	5,773
Biolase, Inc.*	5,243	13,055
Bovie Medical Corp.*	2,902	11,579
BSD Medical Corp.*	6,009	3,392
Cardiovascular Systems, Inc.*	28,232	667,122
CAS Medical Systems, Inc.*	3,568	6,922
Cerus Corp.*	12,015	48,180
Cesca Therapeutics, Inc.*	4,650	5,673
Chembio Diagnostics, Inc.*	1,416	5,268
CryoLife, Inc.	4,689	46,280
Cutera, Inc.*	2,366	23,897
Cynosure, Inc., Class A*	3,721	78,141
Daxor Corp.	154	953
Derma Sciences, Inc.*	3,856	32,120
Digirad Corp.	2,836	11,145
Endologix, Inc.*	9,958	105,555
EnteroMedics, Inc.*	9,763	12,008
ERBA Diagnostics, Inc.*	1,321	4,650
Exactech, Inc.*	1,634	37,402
Fonar Corp.*	1,068	11,759
GenMark Diagnostics, Inc.*	6,937	62,225
Hansen Medical, Inc.*	13,737	16,210
Inogen, Inc.*	858	17,683
InspireMD, Inc.*	4,762	10,476
Invacare Corp.	5,330	62,947
iRadimed Corp.*	309	2,166
Iridex Corp.*	1,283	8,968
K2M Group Holdings, Inc.*	24,575	354,617
Kewaunee Scientific Corp.	362	6,469
LDR Holding Corp.*	2,770	86,230
LeMaitre Vascular, Inc.	2,129	14,648
Medical Action Industries, Inc.*	2,427	33,444
Merit Medical Systems, Inc.*	7,151	84,954
MGC Diagnostics Corp.*	757	5,148
Misonix, Inc.*	1,009	12,128
Natus Medical, Inc.*	5,356	158,056
NxStage Medical, Inc.*	50,762	666,505
Ocular Therapeutix, Inc.*	920	13,772
OraSure Technologies, Inc.*	9,314	67,247
Oxford Immunotec Global plc*	2,206	33,686
PhotoMedex, Inc.*	2,259	14,006
Retractable Technologies, Inc.*	1,776	5,150
Rockwell Medical, Inc.*	6,827	62,399
Roka Bioscience, Inc.*	787	7,909
RTI Surgical, Inc.*	9,368	44,779
Span-America Medical Systems, Inc.	400	7,520
Spectranetics Corp.*	19,789	525,794
STAAR Surgical Co.*	6,413	68,170
Stereotaxis, Inc.*	3,086	7,160
Sunshine Heart, Inc.*	2,862	16,142
SurModics, Inc.*	2,284	41,477
Symmetry Medical, Inc.*	6,211	62,669
Synergetics USA, Inc.*	4,367	14,891
Tandem Diabetes Care, Inc.*	1,439	19,311
TearLab Corp.*	4,982	16,939
TransEnterix, Inc.*	4,735	20,645
TriVascular Technologies, Inc.*	1,259	18,230
Unilife Corp.*	17,904	41,090
Uroplasty, Inc.*	3,515	8,787
Utah Medical Products, Inc.	634	30,914
Vascular Solutions, Inc.*	2,850	70,395
Veracyte, Inc.*	1,146	11,174
Vermillion, Inc.*	4,879	8,733
Vision-Sciences, Inc.*	5,081	4,878
Zeltiq Aesthetics, Inc.*	48,043	1,087,213

		5,767,648

Health Care Providers & Services (2.1%)
AdCare Health Systems, Inc.*	2,452	11,622
Addus HomeCare Corp.*	1,111	21,776
Adeptus Health, Inc., Class A*	914	22,759
Alliance HealthCare Services, Inc.*	852	19,264
Almost Family, Inc.*	1,393	37,848
Amedisys, Inc.*	4,562	92,015
AMN Healthcare Services, Inc.*	7,761	121,848
BioScrip, Inc.*	11,454	79,147
BioTelemetry, Inc.*	4,467	29,974
Cross Country Healthcare, Inc.*	5,255	48,819
Diversicare Healthcare Services, Inc.	606	6,514
Ensign Group, Inc.	3,347	116,476
ExamWorks Group, Inc.*	16,481	539,753
Five Star Quality Care, Inc.*	7,332	27,642
Gentiva Health Services, Inc.*	5,272	88,464
HealthEquity, Inc.*	24,558	449,657
Healthways, Inc.*	5,261	84,281
InfuSystems Holdings, Inc.*	3,392	10,651
Landauer, Inc.	1,580	52,156
LHC Group, Inc.*	2,062	47,838
National Research Corp., Class A*	1,643	21,375
PDI, Inc.*	1,844	4,426
PharMerica Corp.*	5,011	122,419
Providence Service Corp.*	1,932	93,470
Psychemedics Corp.	919	13,077
RadNet, Inc.*	5,529	36,602
Sharps Compliance Corp.*	2,141	9,356
Skilled Healthcare Group, Inc., Class A*	4,035	26,631
Triple-S Management Corp., Class B*	4,155	82,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Trupanion, Inc.*	1,360	$11,560
U.S. Physical Therapy, Inc.	2,055	72,726
USMD Holdings, Inc.*	184	1,643

		2,404,473

Health Care Technology (0.7%)
HealthStream, Inc.*	3,529	84,731
Icad, Inc.*	2,104	20,725
Imprivata, Inc.*	35,791	555,476
Medical Transcription Billing Corp.*	491	1,748
Merge Healthcare, Inc.*	11,772	25,898
Simulations Plus, Inc.	1,689	11,739
Streamline Health Solutions, Inc.*	2,827	13,089
Vocera Communications, Inc.*	3,810	30,747

		744,153

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	12,127	96,773
Albany Molecular Research, Inc.*	3,931	86,757
Apricus Biosciences, Inc.*	6,160	9,302
BG Medicine, Inc.*	4,104	2,233
Cambrex Corp.*	5,100	95,268
Enzo Biochem, Inc.*	5,801	29,875
Fluidigm Corp.*	27,181	665,934
Harvard Bioscience, Inc.*	5,241	21,436
NanoString Technologies, Inc.*	1,651	18,062
NeoGenomics, Inc.*	6,693	34,871
Pacific Biosciences of California, Inc.*	9,516	46,724
pSivida Corp.*	4,488	19,837
Sequenom, Inc.*	19,438	57,731

		1,184,803

Pharmaceuticals (4.4%)
AcelRx Pharmaceuticals, Inc.*	4,154	22,805
Achaogen, Inc.*	1,224	10,967
Acura Pharmaceuticals, Inc.*	5,117	4,012
Adamis Pharmaceuticals Corp.*	1,807	8,457
Aerie Pharmaceuticals, Inc.*	1,763	36,476
Agile Therapeutics, Inc.*	1,507	11,001
Alexza Pharmaceuticals, Inc.*	3,066	7,144
Alimera Sciences, Inc.*	4,519	24,493
Amphastar Pharmaceuticals, Inc.*	1,454	16,939
Ampio Pharmaceuticals, Inc.*	6,936	24,484
ANI Pharmaceuticals, Inc.*	1,152	32,579
Aratana Therapeutics, Inc.*	4,733	47,519
AVANIR Pharmaceuticals, Inc.*	87,225	1,039,722
Biodel, Inc.*	3,437	5,740
BioDelivery Sciences International, Inc.*	6,994	119,527
Bio-Path Holdings, Inc.*	12,506	25,137
Cempra, Inc.*	3,802	41,670
Columbia Laboratories, Inc.*	1,871	11,020
Corcept Therapeutics, Inc.*	8,996	24,109
Corium International, Inc.*	1,145	7,030
Cumberland Pharmaceuticals, Inc.*	1,935	9,559
Depomed, Inc.*	67,452	1,024,596
Dipexium Pharmaceuticals, Inc.*	544	5,413
Durect Corp.*	17,082	25,111
Egalet Corp.*	669	3,813
Endocyte, Inc.*	6,188	37,623
Evoke Pharma, Inc.*	489	2,685
Heska Corp.*	1,043	13,757
Imprimis Pharmaceuticals, Inc.*	1,162	8,622
Intersect ENT, Inc.*	40,881	633,655
Intra-Cellular Therapies, Inc.*	2,854	39,128
Lipocine, Inc.*	1,573	9,611
Marinus Pharmaceuticals, Inc.*	897	5,804
Ocera Therapeutics, Inc.*	2,122	10,398
Omeros Corp.*	5,675	72,186
Pain Therapeutics, Inc.*	6,494	25,392
Pernix Therapeutics Holdings, Inc.*	5,512	42,332
POZEN, Inc.*	4,638	34,043
ProPhase Labs, Inc.*	1,893	2,650
Relypsa, Inc.*	2,812	59,305
Repros Therapeutics, Inc.*	3,887	38,481
Revance Therapeutics, Inc.*	15,022	290,375
SciClone Pharmaceuticals, Inc.*	8,552	58,923
SCYNEXIS, Inc.*	1,044	7,715
Sucampo Pharmaceuticals, Inc., Class A*	2,907	18,896
Supernus Pharmaceuticals, Inc.*	4,969	43,181
Tetraphase Pharmaceuticals, Inc.*	3,681	73,436
TherapeuticsMD, Inc.*	116,029	538,375
Theravance Biopharma, Inc.*	3,930	90,587
Transcept Pharmaceuticals, Inc.	3,041	6,158
VIVUS, Inc.*	15,002	57,908
XenoPort, Inc.*	9,764	52,530
Zogenix, Inc.*	20,418	23,481

		4,886,560

Total Health Care		31,570,044

Industrials (11.2%)
Aerospace & Defense (2.6%)
Aerovironment, Inc.*	25,424	764,500
Air Industries Group	1,138	12,086
American Science & Engineering, Inc.	1,303	72,160
API Technologies Corp.*	5,435	12,772
Arotech Corp.*	3,339	10,852
Astronics Corp.*	13,226	630,616
Astronics Corp., Class B*	2,446	116,166
Astrotech Corp.*	2,459	6,934
Breeze-Eastern Corp.*	667	6,890
CPI Aerostructures, Inc.*	1,422	14,007
Ducommun, Inc.*	1,810	49,612
Engility Holdings, Inc.*	2,936	91,515
Innovative Solutions & Support, Inc.*	2,181	11,374
KEYW Holding Corp.*	5,463	60,475
Kratos Defense & Security Solutions, Inc.*	7,451	48,879
LMI Aerospace, Inc.*	1,847	23,642
National Presto Industries, Inc.	795	48,264
SIFCO Industries, Inc.	440	13,244
Sparton Corp.*	1,706	42,053
Taser International, Inc.*	58,201	898,623

		2,934,664

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	8,707	63,387
Echo Global Logistics, Inc.*	26,740	629,727
Park-Ohio Holdings Corp.	1,466	70,163
Radiant Logistics, Inc.*	3,705	13,634

		776,911

Airlines (0.2%)
Hawaiian Holdings, Inc.*	7,538	101,386
Republic Airways Holdings, Inc.*	8,347	92,735

		194,121

Building Products (1.0%)
Alpha Pro Tech Ltd.*	2,302	7,482
American Woodmark Corp.*	2,062	76,005
Builders FirstSource, Inc.*	7,618	41,518
Gibraltar Industries, Inc.*	5,158	70,613
Insteel Industries, Inc.	3,037	62,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Norcraft Cos., Inc.*	1,283	$20,464
Patrick Industries, Inc.*	1,371	58,076
PGT, Inc.*	7,925	73,861
Tecogen, Inc.*	1,049	5,874
Trex Co., Inc.*	19,488	673,700

		1,090,034

Commercial Services & Supplies (1.4%)
Acme United Corp.	402	6,693
AMREP Corp.*	548	2,554
ARC Document Solutions, Inc.*	6,948	56,279
Casella Waste Systems, Inc., Class A*	6,697	25,783
CECO Environmental Corp.	3,475	46,565
Cenveo, Inc.*	9,228	22,793
Compx International, Inc.	212	2,184
Courier Corp.	1,971	24,283
Ecology and Environment, Inc., Class A	445	4,357
Ennis, Inc.	4,301	56,644
Fuel Tech, Inc.*	2,615	11,114
Heritage-Crystal Clean, Inc.*	1,536	22,825
Hudson Technologies, Inc.*	3,955	13,091
Industrial Services of America, Inc.*	899	5,358
InnerWorkings, Inc.*	5,795	46,882
Intersections, Inc.	1,501	5,764
Kimball International, Inc., Class B	5,702	85,815
MagneGas Corp.*	4,057	4,666
Metalico, Inc.*	6,724	7,396
Multi-Color Corp.	2,074	94,325
NL Industries, Inc.	1,147	8,442
Performant Financial Corp.*	4,950	39,996
Perma-Fix Environmental Services*	2,055	7,850
Quest Resource Holding Corp.*	2,242	3,856
SP Plus Corp.*	2,559	48,519
Standard Register Co.*	881	4,520
Team, Inc.*	3,406	129,121
TRC Cos., Inc.*	2,750	17,957
U.S. Ecology, Inc.	14,807	692,375
Versar, Inc.*	1,471	4,751
Viad Corp.	3,402	70,251
Virco Manufacturing Corp.*	1,703	4,445

		1,577,454

Construction & Engineering (0.6%)
Ameresco, Inc., Class A*	3,411	23,365
Argan, Inc.	2,099	70,065
Comfort Systems USA, Inc.	6,292	85,257
Furmanite Corp.*	6,279	42,446
Goldfield Corp.*	4,572	8,733
Great Lakes Dredge & Dock Corp.*	10,024	61,948
Integrated Electrical Services, Inc.*	1,366	11,269
Layne Christensen Co.*	3,296	32,004
MYR Group, Inc.*	3,565	85,845
Northwest Pipe Co.*	1,591	54,253
NV5 Holdings, Inc.*	346	3,270
Orion Marine Group, Inc.*	4,649	46,397
Pike Corp.*	4,567	54,302
Sterling Construction Co., Inc.*	3,268	25,066
Willdan Group, Inc.*	1,116	16,137

		620,357

Electrical Equipment (1.1%)
Active Power, Inc.*	3,347	6,694
Allied Motion Technologies, Inc.	1,167	16,571
American Electric Technologies, Inc.*	793	5,892
American Superconductor Corp.*	10,010	14,114
Broadwind Energy, Inc.*	2,493	18,673
Capstone Turbine Corp.*	54,692	58,521
Enphase Energy, Inc.*	19,486	292,095
Espey Manufacturing & Electronics Corp.	333	6,703
FuelCell Energy, Inc.*	38,803	81,098
Global Power Equipment Group, Inc.	2,815	41,944
Ideal Power, Inc.*	971	7,302
LSI Industries, Inc.	3,632	22,046
Magnetek, Inc.*	553	17,303
Ocean Power Technologies, Inc.*	3,105	3,664
Orion Energy Systems, Inc.*	3,581	19,158
Pioneer Power Solutions, Inc.*	293	2,344
Powell Industries, Inc.	1,539	62,884
Power Solutions International, Inc.*	745	51,405
PowerSecure International, Inc.*	3,719	35,628
Preformed Line Products Co.	437	23,056
Real Goods Solar, Inc., Class A*	7,056	12,136
Revolution Lighting Technologies, Inc.*	5,248	8,817
SL Industries, Inc.*	521	25,435
TCP International Holdings Ltd.*	1,118	8,519
Thermon Group Holdings, Inc.*	16,271	397,338
Ultralife Corp.*	1,959	6,347
Vicor Corp.*	2,762	25,963
ZBB Energy Corp.*	5,712	3,199

		1,274,849

Machinery (1.3%)
Accuride Corp.*	6,605	25,033
Adept Technology, Inc.*	1,952	16,416
Alamo Group, Inc.	1,181	48,421
ARC Group Worldwide, Inc.*	546	8,528
Chicago Rivet & Machine Co.	123	3,813
Columbus McKinnon Corp.	3,304	72,655
Commercial Vehicle Group, Inc.*	4,421	27,322
Douglas Dynamics, Inc.	3,734	72,813
Dynamic Materials Corp.	11,591	220,809
Eastern Co.	1,027	16,411
Energy Recovery, Inc.*	6,555	23,205
ExOne Co.*	1,640	34,260
Federal Signal Corp.	10,500	139,020
FreightCar America, Inc.	2,030	67,599
Gencor Industries, Inc.*	889	8,783
Global Brass & Copper Holdings, Inc.	3,587	52,621
Graham Corp.	1,676	48,185
Hardinge, Inc.	2,141	23,422
Hurco Cos., Inc.	1,077	40,560
Kadant, Inc.	1,856	72,477
Key Technology, Inc.*	953	12,484
L.B. Foster Co., Class A	1,722	79,109
L.S. Starrett Co., Class A	1,160	16,054
Lydall, Inc.*	2,835	76,573
Manitex International, Inc.*	2,307	26,046
MFRI, Inc.*	1,069	10,134
Miller Industries, Inc.	1,902	32,144
NN, Inc.	2,962	79,145
Omega Flex, Inc.	458	8,913
PMFG, Inc.*	3,131	15,655
Superior Drilling Products, Inc.*	1,345	8,393
Supreme Industries, Inc., Class A	2,185	17,065
Tecumseh Products Co.*	3,083	13,257
Twin Disc, Inc.	1,382	37,259
Xerium Technologies, Inc.*	1,849	27,014

		1,481,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.2%)
Baltic Trading Ltd.	8,379	$34,689
Eagle Bulk Shipping, Inc.*	2,587	2,374
International Shipholding Corp.	997	17,836
Knightsbridge Tankers Ltd.	5,562	49,224
Rand Logistics, Inc.*	2,713	15,464
Safe Bulkers, Inc.	6,429	42,817
Ultrapetrol Bahamas Ltd.*	3,454	10,776

		173,180

Professional Services (1.0%)
Barrett Business Services, Inc.	1,191	47,033
CBIZ, Inc.*	6,915	54,421
CDI Corp.	2,324	33,744
Corporate Resource Services, Inc.*	3,298	4,947
CRA International, Inc.*	1,682	42,773
CTPartners Executive Search, Inc.*	954	14,873
Franklin Covey Co.*	1,812	35,497
GP Strategies Corp.*	2,507	72,001
Heidrick & Struggles International, Inc.	3,035	62,339
Hill International, Inc.*	4,812	19,248
Hudson Global, Inc.*	3,867	14,617
Lightbridge Corp.*	2,178	5,009
Mastech Holdings, Inc.	264	2,666
Odyssey Marine Exploration, Inc.*	13,916	12,664
Paylocity Holding Corp.*	28,938	568,632
Pendrell Corp.*	27,154	36,386
RCM Technologies, Inc.*	1,691	12,801
Resources Connection, Inc.	6,453	89,955
Spherix, Inc.*	4,777	7,452
VSE Corp.	686	33,628

		1,170,686

Road & Rail (0.3%)
Celadon Group, Inc.	3,494	67,958
Covenant Transportation Group, Inc., Class A*	1,445	26,863
P.A.M. Transportation Services, Inc.*	554	20,083
Patriot Transportation Holding, Inc.*	1,121	38,024
Providence and Worcester Railroad Co.	503	8,797
Quality Distribution, Inc.*	4,594	58,711
USA Truck, Inc.*	1,075	18,845
YRC Worldwide, Inc.*	5,224	106,152

		345,433

Trading Companies & Distributors (0.8%)
Aceto Corp.	4,803	92,794
BlueLinx Holdings, Inc.*	6,552	8,583
CAI International, Inc.*	2,738	52,980
Empire Resources, Inc.	865	4,593
Erickson, Inc.*	1,049	13,627
Essex Rental Corp.*	3,283	6,894
General Finance Corp.*	1,881	16,685
H&E Equipment Services, Inc.	14,057	566,216
Houston Wire & Cable Co.	2,988	35,796
Huttig Building Products, Inc.*	3,654	13,520
Lawson Products, Inc.*	956	21,309
Stock Building Supply Holdings, Inc.*	2,476	38,898
Titan Machinery, Inc.*	2,926	38,009
Transcat, Inc.*	1,185	10,914
Willis Lease Finance Corp.*	925	18,981

		939,799

Total Industrials		12,579,086

Information Technology (21.2%)
Communications Equipment (2.0%)
Alliance Fiber Optic Products, Inc.	2,127	26,439
Applied Optoelectronics, Inc.*	2,471	39,783
Aviat Networks, Inc.*	10,301	18,542
Bel Fuse, Inc., Class B	1,683	41,637
Black Box Corp.	2,587	60,329
CalAmp Corp.*	6,002	105,755
Calix, Inc.*	6,897	66,004
Clearfield, Inc.*	1,933	24,607
ClearOne, Inc.*	1,121	9,450
Communications Systems, Inc.	1,281	14,296
Comtech Telecommunications Corp.	2,545	94,547
Digi International, Inc.*	4,284	32,130
Emcore Corp.*	4,548	25,878
Emulex Corp.*	11,817	58,376
Energous Corp.*	828	9,439
Extreme Networks, Inc.*	16,094	77,090
Infosonics Corp.*	1,864	3,691
Interphase Corp.*	1,283	3,965
KVH Industries, Inc.*	2,649	29,987
Meru Networks, Inc.*	2,985	11,373
MRV Communications, Inc.*	902	11,446
Novatel Wireless, Inc.*	5,629	20,658
Numerex Corp., Class A*	2,452	25,697
Oclaro, Inc.*	15,493	22,155
Oplink Communications, Inc.	2,840	47,769
ParkerVision, Inc.*	16,374	18,666
PC-Tel, Inc.	3,110	23,605
Procera Networks, Inc.*	3,479	33,329
RELM Wireless Corp.*	1,523	7,859
Resonant, Inc.*	486	3,543
Ruckus Wireless, Inc.*	65,160	870,538
ShoreTel, Inc.*	10,422	69,306
Sierra Wireless, Inc.*	10,279	274,860
Tessco Technologies, Inc.	953	27,627
Westell Technologies, Inc., Class A*	7,369	13,559
xG Technology, Inc.*	2,327	4,561
Zhone Technologies, Inc.*	4,377	11,818

		2,240,314

Electronic Equipment, Instruments & Components (2.3%)
Acorn Energy, Inc.*	3,684	5,710
Agilysys, Inc.*	2,431	28,516
Checkpoint Systems, Inc.*	6,952	85,023
ChyronHego Corp.*	3,085	9,193
ClearSign Combustion Corp.*	1,296	8,657
Control4 Corp.*	12,487	161,457
CTS Corp.	5,623	89,350
CUI Global, Inc.*	3,489	25,260
Daktronics, Inc.	6,290	77,304
DTS, Inc.*	2,825	71,331
Echelon Corp.*	7,255	14,800
Elecsys Corp.*	435	4,759
Electro Rent Corp.	2,760	38,005
Electro Scientific Industries, Inc.	4,051	27,506
eMagin Corp.*	2,904	6,824
FARO Technologies, Inc.*	14,797	750,948
Frequency Electronics, Inc.*	1,198	12,783
GSI Group, Inc.*	5,046	57,979
ID Systems, Inc.*	1,917	14,167
Identiv, Inc.*	1,422	19,069
IEC Electronics Corp.*	1,534	6,918
IntriCon Corp.*	971	5,816
Iteris, Inc.*	4,294	7,515
Kemet Corp.*	7,678	31,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Key Tronic Corp.*	1,775	$18,762
LoJack Corp.*	3,013	11,811
LRAD Corp.*	5,620	15,230
Maxwell Technologies, Inc.*	48,839	425,876
Mercury Systems, Inc.*	5,537	60,962
Mesa Laboratories, Inc.	468	27,041
MicroVision, Inc.*	7,031	13,640
MOCON, Inc.	960	14,333
Multi-Fineline Electronix, Inc.*	1,465	13,698
NAPCO Security Technologies, Inc.*	2,167	10,185
Neonode, Inc.*	5,517	11,862
Netlist, Inc.*	5,828	6,935
PAR Technology Corp.*	1,660	8,134
Park Electrochemical Corp.	3,469	81,695
PC Connection, Inc.	1,581	33,944
PCM, Inc.*	1,588	15,515
Perceptron, Inc.	1,521	14,891
Planar Systems, Inc.*	3,228	12,234
Pulse Electronics Corp.*	859	1,160
RadiSys Corp.*	5,321	14,207
Research Frontiers, Inc.*	4,011	23,063
RF Industries Ltd.	1,228	6,054
Richardson Electronics Ltd.	1,985	19,830
SigmaTron International, Inc.*	683	4,965
Speed Commerce, Inc.*	8,397	23,092
Superconductor Technologies, Inc.*	2,151	6,044
Uni-Pixel, Inc.*	1,919	12,166
Viasystems Group, Inc.*	850	13,345
Vishay Precision Group, Inc.*	2,125	31,748
Wayside Technology Group, Inc.	679	10,735
Wireless Telecom Group, Inc.*	3,082	7,397

		2,531,077

Internet Software & Services (5.2%)
Aerohive Networks, Inc.*	1,597	12,808
Amber Road, Inc.*	25,119	435,563
ARI Network Services, Inc.*	1,036	3,315
Autobytel, Inc.*	1,590	13,658
Bazaarvoice, Inc.*	8,311	61,418
Benefitfocus, Inc.*	14,886	401,029
Blucora, Inc.*	7,046	107,381
Borderfree, Inc.*	38,645	498,521
Brightcove, Inc.*	5,378	30,009
BroadVision, Inc.*	568	5,027
Carbonite, Inc.*	3,003	30,751
Care.com, Inc.*	1,178	9,601
ChannelAdvisor Corp.*	3,444	56,482
comScore, Inc.*	19,695	717,095
Demand Media, Inc.*	1,475	13,054
Dice Holdings, Inc.*	6,521	54,646
Digital River, Inc.*	5,443	79,032
E2open, Inc.*	3,827	35,629
EarthLink Holdings Corp.	16,989	58,102
eGain Corp.*	2,565	15,390
Everyday Health, Inc.*	1,261	17,616
Five9, Inc.*	2,011	13,152
Global Eagle Entertainment, Inc.*	6,350	71,247
Glowpoint, Inc.*	3,308	4,300
GTT Communications, Inc.*	2,412	28,727
Internap Network Services Corp.*	9,084	62,680
Intralinks Holdings, Inc.*	6,516	52,780
iPass, Inc.*	9,192	13,880
Limelight Networks, Inc.*	9,958	23,252
Liquidity Services, Inc.*	4,127	56,746
LiveDeal, Inc.*	1,387	4,133
LivePerson, Inc.*	9,043	113,851
Local Corp.*	4,289	8,578
Marchex, Inc., Class B	5,579	23,153
Marin Software, Inc.*	4,384	37,702
MeetMe, Inc.*	5,751	11,329
Millennial Media, Inc.*	12,502	23,254
Monster Worldwide, Inc.*	15,143	83,287
Move, Inc.*	6,606	138,462
Net Element International, Inc.*	979	2,105
Onvia, Inc.*	1,004	4,438
Perficient, Inc.*	5,755	86,267
Q2 Holdings, Inc.*	1,681	23,534
QuinStreet, Inc.*	5,934	24,626
RealNetworks, Inc.*	3,888	27,022
Reis, Inc.	1,401	33,050
Remark Media, Inc.*	1,278	8,039
Rightside Group Ltd.*	1,475	14,381
SciQuest, Inc.*	4,576	68,823
SMTP, Inc.	411	2,630
Spark Networks, Inc.*	3,403	15,790
Stamps.com, Inc.*	2,368	75,208
Support.com, Inc.*	8,982	19,401
Synacor, Inc.*	3,846	7,346
TechTarget, Inc.*	2,797	24,026
Textura Corp.*	21,507	567,785
TheStreet, Inc.	5,505	12,331
Travelzoo, Inc.*	1,222	18,941
Tremor Video, Inc.*	5,873	13,743
TrueCar, Inc.*	24,458	439,021
United Online, Inc.	2,330	25,514
Unwired Planet, Inc.*	16,661	30,989
Viggle, Inc.*	728	2,548
Wix.com Ltd.*	16,605	269,831
World Energy Solutions, Inc.*	2,036	9,997
XO Group, Inc.*	4,486	50,288
Xoom Corp.*	19,670	431,757
YuMe, Inc.*	2,987	14,935
Zix Corp.*	9,791	33,485

		5,784,491

IT Services (1.2%)
Cartesian, Inc.*	1,443	5,022
Cass Information Systems, Inc.	1,923	79,612
Ciber, Inc.*	12,869	44,141
Computer Task Group, Inc.	2,516	27,928
Datalink Corp.*	3,264	34,696
Edgewater Technology, Inc.*	1,503	10,326
Global Cash Access Holdings, Inc.*	11,007	74,297
Hackett Group, Inc.	4,162	24,805
Higher One Holdings, Inc.*	5,840	14,425
Information Services Group, Inc.*	5,469	20,782
Innodata, Inc.*	4,391	13,393
InterCloud Systems, Inc.*	1,602	7,273
Lionbridge Technologies, Inc.*	10,761	48,424
Luxoft Holding, Inc.*	19,641	730,645
Mattersight Corp.*	2,116	11,448
ModusLink Global Solutions, Inc.*	6,062	21,641
NCI, Inc., Class A*	928	8,825
Newtek Business Services, Inc.*	4,441	12,213
PFSweb, Inc.*	1,949	21,205
Planet Payment, Inc.*	7,208	14,128
PRGX Global, Inc.*	4,535	26,575
ServiceSource International, Inc.*	11,603	37,478
StarTek, Inc.*	2,105	16,293
Sysorex Global Holdings Corp.*	1,288	5,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
WidePoint Corp.*	10,879	$18,603

		1,329,446

Semiconductors & Semiconductor Equipment (4.5%)
Alpha & Omega Semiconductor Ltd.*	3,681	34,601
Ambarella, Inc.*	37,502	1,637,712
Amtech Systems, Inc.*	1,674	17,912
ANADIGICS, Inc.*	14,202	9,558
Audience, Inc.*	2,301	17,027
Axcelis Technologies, Inc.*	18,760	37,332
AXT, Inc.*	5,403	13,183
Cascade Microtech, Inc.*	2,166	21,942
CEVA, Inc.*	3,486	46,852
Cohu, Inc.	4,274	51,160
CVD Equipment Corp.*	811	10,494
CyberOptics Corp.*	1,093	12,263
DSP Group, Inc.*	3,784	33,564
Entropic Communications, Inc.*	15,050	40,033
Exar Corp.*	6,603	59,097
FormFactor, Inc.*	9,274	66,495
GigOptix, Inc.*	4,609	5,577
GSI Technology, Inc.*	3,041	16,452
Inphi Corp.*	5,240	75,351
Integrated Silicon Solution, Inc.	48,785	670,306
Intermolecular, Inc.*	4,064	9,429
inTEST Corp.*	1,308	6,226
IXYS Corp.	4,037	42,389
Kopin Corp.*	11,040	37,536
Mattson Technology, Inc.*	12,153	30,018
MaxLinear, Inc., Class A*	4,625	31,820
Monolithic Power Systems, Inc.	13,358	588,420
MoSys, Inc.*	8,473	20,505
Nanometrics, Inc.*	3,974	60,007
NeoPhotonics Corp.*	3,487	11,681
NVE Corp.*	800	51,632
PDF Solutions, Inc.*	5,094	64,235
Peregrine Semiconductor Corp.*	4,650	57,521
Pericom Semiconductor Corp.*	3,687	35,911
Photronics, Inc.*	10,290	82,835
Pixelworks, Inc.*	3,849	24,865
QuickLogic Corp.*	9,291	27,780
Rubicon Technology, Inc.*	4,305	18,296
Rudolph Technologies, Inc.*	5,534	50,083
Sigma Designs, Inc.*	5,794	24,972
Silicon Image, Inc.*	13,101	66,029
Silicon Motion Technology Corp. (ADR)	9,969	268,565
Spansion, Inc., Class A*	18,976	432,463
STR Holdings, Inc.*	3,790	5,496
Ultra Clean Holdings, Inc.*	4,935	44,168
Vitesse Semiconductor Corp.*	9,335	33,606
Xcerra Corp.*	8,774	85,897

		5,089,296

Software (5.1%)
A10 Networks, Inc.*	2,103	19,158
Actuate Corp.*	7,702	30,038
American Software, Inc., Class A	4,168	36,762
Asure Software, Inc.*	863	4,401
Aware, Inc.	2,355	8,690
BSQUARE Corp.*	1,998	7,812
Callidus Software, Inc.*	7,670	92,193
Cinedigm Corp., Class A*	13,216	20,485
Comverse, Inc.*	3,734	83,380
Cover-All Technologies, Inc.*	2,794	3,465
Covisint Corp.*	1,267	5,258
Cyan, Inc.*	4,633	14,455
Datawatch Corp.*	1,483	15,201
Digimarc Corp.	1,095	22,677
Document Security Systems, Inc.*	6,501	5,526
Ellie Mae, Inc.*	27,124	884,242
EnerNOC, Inc.*	4,504	76,388
Envivio, Inc.*	3,090	5,686
Epiq Systems, Inc.	5,172	90,820
ePlus, Inc.*	864	48,427
Evolving Systems, Inc.	1,519	13,914
Exa Corp.*	1,725	19,458
FalconStor Software, Inc.*	4,715	5,422
Finjan Holdings, Inc.*	1,127	3,753
Gigamon, Inc.*	4,088	42,801
GlobalSCAPE, Inc.	2,251	5,425
Globant S.A.*	1,052	14,802
Glu Mobile, Inc.*	149,902	774,993
GSE Systems, Inc.*	2,692	4,200
Guidance Software, Inc.*	2,928	19,705
Imperva, Inc.*	3,689	105,985
Jive Software, Inc.*	7,012	40,880
Liquid Holdings Group, Inc.*	6,528	8,878
Mandalay Digital Group, Inc.*	4,249	19,460
Materialise N.V. (ADR)*	47,714	535,828
Mavenir Systems, Inc.*	27,402	344,169
Mind CTI Ltd.	2,598	8,002
Mitek Systems, Inc.*	4,267	10,283
Model N, Inc.*	3,195	31,503
NetSol Technologies, Inc.*	1,655	6,123
Park City Group, Inc.*	1,638	16,151
Paycom Software, Inc.*	1,055	17,471
QAD, Inc., Class A	1,056	19,663
Qualys, Inc.*	32,480	863,968
Rally Software Development Corp.*	26,199	314,650
Rosetta Stone, Inc.*	3,528	28,400
Rubicon Project, Inc.*	39,153	459,265
Sapiens International Corp. N.V.*	4,143	30,658
SeaChange International, Inc.*	5,533	38,510
Silver Spring Networks, Inc.*	25,692	247,928
Smith Micro Software, Inc.*	5,420	4,827
Sonic Foundry, Inc.*	676	6,395
TeleCommunication Systems, Inc., Class A*	8,016	22,365
Telenav, Inc.*	4,546	30,458
TigerLogic Corp.*	2,586	2,379
TubeMogul, Inc.(b)*	543	6,245
VASCO Data Security International, Inc.*	4,906	92,135
Vringo, Inc.*	12,482	11,798
Wave Systems Corp., Class A*	7,372	7,888

		5,711,802

Technology Hardware, Storage & Peripherals (0.9%)
Astro-Med, Inc.	967	12,755
Concurrent Computer Corp.	1,652	12,026
Cray, Inc.*	9,981	261,901
Crossroads Systems, Inc.*	2,201	6,273
Dot Hill Systems Corp.*	10,150	38,367
Hutchinson Technology, Inc.*	4,659	17,052
Imation Corp.*	5,834	17,210
Immersion Corp.*	4,807	41,244
Intevac, Inc.*	3,952	26,360
Overland Storage, Inc.*	1,112	3,614
Quantum Corp.*	37,149	43,093
Qumu Corp.*	1,457	18,941
Silicon Graphics International Corp.*	5,743	53,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
TransAct Technologies, Inc.	1,486	$10,016
USA Technologies, Inc.*	6,226	11,207
Violin Memory, Inc.*	101,169	492,693
Xplore Technologies Corp.*	967	4,970

		1,070,730

Total Information Technology		23,757,156

Materials (1.9%)
Chemicals (1.0%)
Advanced Emissions Solutions, Inc.*	3,642	77,465
American Vanguard Corp.	4,771	53,435
Chase Corp.	1,141	35,508
China Green Agriculture, Inc.*	3,561	7,051
Clean Diesel Technologies, Inc.*	2,191	3,768
Codexis, Inc.*	4,621	10,767
Core Molding Technologies, Inc.*	1,261	17,881
Flotek Industries, Inc.*	20,466	533,549
ForceField Energy, Inc.*	2,193	13,597
FutureFuel Corp.	3,588	42,661
Hawkins, Inc.	1,755	63,110
Ikonics Corp.*	154	2,680
KMG Chemicals, Inc.	1,631	26,553
Landec Corp.*	4,441	54,402
Marrone Bio Innovations, Inc.*	2,370	6,304
Northern Technologies International Corp.*	640	13,549
OMNOVA Solutions, Inc.*	7,845	42,128
Penford Corp.*	1,611	21,217
Senomyx, Inc.*	7,099	58,212
TOR Minerals International, Inc.*	257	2,138
Trecora Resources*	3,664	45,360
Zep, Inc.	3,821	53,570

		1,184,905

Construction Materials (0.1%)
United States Lime & Minerals, Inc.	329	19,125
US Concrete, Inc.*	2,386	62,370

		81,495

Containers & Packaging (0.1%)
AEP Industries, Inc.*	694	26,282
Myers Industries, Inc.	4,604	81,214
UFP Technologies, Inc.*	1,012	22,244

		129,740

Metals & Mining (0.5%)
A.M. Castle & Co.*	3,194	27,277
Allied Nevada Gold Corp.*	17,375	57,511
Ampco-Pittsburgh Corp.	1,401	28,020
Comstock Mining, Inc.*	13,585	16,438
Energy Fuels, Inc.*	3,004	20,277
Friedman Industries, Inc.	1,243	9,882
General Moly, Inc.*	11,076	8,252
Gold Resource Corp.	6,194	31,713
Handy & Harman Ltd.*	671	17,620
Horsehead Holding Corp.*	8,479	140,158
Noranda Aluminum Holding Corp.	7,505	33,923
Olympic Steel, Inc.	1,536	31,595
Rare Element Resources Ltd.*	7,992	5,195
Ryerson Holding Corp.*	1,791	22,925
Solitario Exploration & Royalty Corp.*	6,496	7,795
Synalloy Corp.	1,359	23,647
U.S. Antimony Corp.*	9,420	11,963
Universal Stainless & Alloy Products, Inc.*	1,198	31,579
Walter Energy, Inc.	11,173	26,145

		551,915

Paper & Forest Products (0.2%)
Neenah Paper, Inc.	2,747	146,909
Verso Paper Corp.*	2,443	7,818
Wausau Paper Corp.	6,932	54,971

		209,698

Total Materials		2,157,753

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
8x8, Inc.*	14,759	98,590
Alaska Communications Systems Group, Inc.*	8,184	12,849
Alteva*	1,033	7,293
Consolidated Communications Holdings, Inc.	6,739	168,812
Enventis Corp.	2,303	41,869
FairPoint Communications, Inc.*	3,466	52,579
General Communication, Inc., Class A*	6,009	65,558
Hawaiian Telcom Holdco, Inc.*	1,797	46,165
IDT Corp., Class B	2,806	45,064
inContact, Inc.*	10,167	88,402
Inteliquent, Inc.	5,394	67,155
Lumos Networks Corp.	3,154	51,253
magicJack VocalTec Ltd.*	2,997	29,520
ORBCOMM, Inc.*	7,510	43,183
Straight Path Communications, Inc., Class B*	1,575	24,806
Towerstream Corp.*	9,954	14,732

		857,830

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	3,902	27,821
NTELOS Holdings Corp.	2,877	30,611
Shenandoah Telecommunications Co.	4,014	99,587
Spok Holdings, Inc.	3,636	47,305

		205,324

Total Telecommunication Services		1,063,154

Utilities (0.6%)
Electric Utilities (0.1%)
Spark Energy, Inc., Class A(b)*	439	7,625
Unitil Corp.	2,357	73,279

		80,904

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	2,442	101,734
Delta Natural Gas Co., Inc.	1,233	24,376
Gas Natural, Inc.	1,877	22,167
RGC Resources, Inc.	465	9,254

		157,531

Independent Power and Renewable Electricity Producers (0.1%)
American DG Energy, Inc.*	5,073	5,834
Atlantic Power Corp.	20,067	47,760
Genie Energy Ltd., Class B*	2,278	16,014

		69,608

Water Utilities (0.3%)
Artesian Resources Corp., Class A	1,374	27,672
Cadiz, Inc.*	2,758	28,656
Connecticut Water Service, Inc.	1,850	60,125
Consolidated Water Co., Ltd.	2,457	28,698
Middlesex Water Co.	2,724	53,390
Pure Cycle Corp.*	2,865	18,537
SJW Corp.	2,635	70,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	2,203	$44,060

		331,940

Total Utilities		639,983

Total Common Stocks (97.4%) (Cost $109,648,464)		109,114,381

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
BioFuel Energy Corp., expiring 10/17/14* (Cost $1,574)	692	1,993

Total Investments (97.4%) (Cost $109,650,038)		109,116,374
Other Assets Less Liabilities (2.6%)		2,934,109

Net Assets (100%)		$112,050,483

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Equity Index	12	December-14	$1,376,125	$1,315,920	$(60,205)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,394,016	$18,232	$—	$13,412,248
Consumer Staples	3,050,522	9,736	—	3,060,258
Energy	3,005,689	—	—	3,005,689
Financials	17,855,320	13,690	—	17,869,010
Health Care	31,570,044	—	—	31,570,044
Industrials	12,557,805	21,281	—	12,579,086
Information Technology	23,757,156	—	—	23,757,156
Materials	2,157,753	—	—	2,157,753
Telecommunication Services	1,063,154	—	—	1,063,154
Utilities	639,983	—	—	639,983
Rights
Energy	1,993	—	—	1,993

Total Assets	$109,053,435	$62,939	$—	$109,116,374

Liabilities:
Futures	$(60,205)	$—	$—	$(60,205)

Total Liabilities	$(60,205)	$—	$—	$(60,205)

Total	$108,993,230	$62,939	$—	$109,056,169

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2014.

Investment security transactions for the period ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,382,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,152,216

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,994,798
Aggregate gross unrealized depreciation	(11,528,462)

Net unrealized depreciation	$(533,664)

Federal income tax cost of investments	$109,650,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.9%)
Auto Components (1.3%)
American Axle & Manufacturing Holdings, Inc.*	10,205	$171,138
Cooper Tire & Rubber Co.	894	25,658
Cooper-Standard Holding, Inc.*	117	7,301
Dana Holding Corp.	11,680	223,906
Dorman Products, Inc.*	4,025	161,241
Drew Industries, Inc.	3,537	149,226
Fox Factory Holding Corp.*	109,592	1,698,676
Gentherm, Inc.*	5,229	220,821
Modine Manufacturing Co.*	2,069	24,559
Motorcar Parts of America, Inc.*	2,620	71,290
Remy International, Inc.	142	2,915
Shiloh Industries, Inc.*	1,110	18,881
Standard Motor Products, Inc.	1,753	60,356
Stoneridge, Inc.*	3,320	37,416
Strattec Security Corp.	374	30,425
Tenneco, Inc.*	9,069	474,399
Tower International, Inc.*	3,066	77,233

		3,455,441

Automobiles (0.0%)
Winnebago Industries, Inc.*	4,122	89,736

Distributors (0.2%)
Core-Mark Holding Co., Inc.	341	18,087
Pool Corp.	6,694	360,940

		379,027

Diversified Consumer Services (0.6%)
2U, Inc.*	604	9,416
American Public Education, Inc.*	2,496	67,367
Bright Horizons Family Solutions, Inc.*	4,569	192,172
Capella Education Co.	1,634	102,289
Carriage Services, Inc.	428	7,417
Collectors Universe, Inc.	1,023	22,506
Education Management Corp.*	625	681
Grand Canyon Education, Inc.*	6,955	283,555
ITT Educational Services, Inc.*	872	3,741
K12, Inc.*	2,206	35,208
Liberty Tax, Inc.*	523	16,893
LifeLock, Inc.*	12,026	171,852
Sotheby’s, Inc.	9,124	325,909
Strayer Education, Inc.*	1,632	97,724
Weight Watchers International, Inc.*	3,904	107,126

		1,443,856

Hotels, Restaurants & Leisure (6.0%)
BJ’s Restaurants, Inc.*	36,846	1,326,088
Bloomin’ Brands, Inc.*	11,636	213,404
Boyd Gaming Corp.*	9,524	96,764
Bravo Brio Restaurant Group, Inc.*	2,627	34,072
Buffalo Wild Wings, Inc.*	2,816	378,104
Caesars Entertainment Corp.*	992	12,479
Cheesecake Factory, Inc.	7,433	338,201
Churchill Downs, Inc.	1,276	124,410
Chuy’s Holdings, Inc.*	2,475	77,690
ClubCorp Holdings, Inc.	3,241	64,269
Cracker Barrel Old Country Store, Inc.	2,637	272,112
Del Frisco’s Restaurant Group, Inc.*	3,555	68,043
Denny’s Corp.*	8,920	62,708
Diamond Resorts International, Inc.*	5,285	120,287
DineEquity, Inc.	970	79,142
Einstein Noah Restaurant Group, Inc.	1,397	28,164
El Pollo Loco Holdings, Inc.*	961	34,510
Famous Dave’s of America, Inc.*	661	17,794
Fiesta Restaurant Group, Inc.*	108,134	5,372,097
Ignite Restaurant Group, Inc.*	1,162	6,972
Interval Leisure Group, Inc.	4,571	87,078
Jack in the Box, Inc.	5,947	405,526
Jamba, Inc.*	2,598	36,944
Krispy Kreme Doughnuts, Inc.*	121,874	2,091,358
La Quinta Holdings, Inc.*	4,793	91,019
Life Time Fitness, Inc.*	350	17,654
Morgans Hotel Group Co.*	1,348	10,878
Multimedia Games Holding Co., Inc.*	4,435	159,704
Nathan’s Famous, Inc.*	435	29,445
Noodles & Co.*	1,628	31,241
Papa John’s International, Inc.	4,550	181,955
Papa Murphy’s Holdings, Inc.*	57,805	589,611
Pinnacle Entertainment, Inc.*	8,538	214,218
Popeyes Louisiana Kitchen, Inc.*	3,540	143,370
Potbelly Corp.*	2,250	26,235
Red Robin Gourmet Burgers, Inc.*	2,155	122,620
Ruth’s Hospitality Group, Inc.	3,528	38,949
Scientific Games Corp., Class A*	4,918	52,967
Sonic Corp.*	5,724	127,989
Texas Roadhouse, Inc.	10,342	287,921
Vail Resorts, Inc.	5,378	466,595
Zoe’s Kitchen, Inc.*	48,165	1,481,555

		15,422,142

Household Durables (1.1%)
Beazer Homes USA, Inc.*	1,895	31,798
Cavco Industries, Inc.*	1,331	90,508
Dixie Group, Inc.*	1,737	15,060
Helen of Troy Ltd.*	1,603	84,190
Installed Building Products, Inc.*	1,286	18,068
iRobot Corp.*	24,705	752,267
KB Home	9,498	141,900
La-Z-Boy, Inc.	6,724	133,068
LGI Homes, Inc.*	506	9,290
Libbey, Inc.*	3,052	80,146
SodaStream International Ltd.*	43,059	1,269,810
TRI Pointe Homes, Inc.*	2,516	32,557
Turtle Beach Corp.*	1,051	8,040
Universal Electronics, Inc.*	2,356	116,316
William Lyon Homes, Class A*	410	9,061

		2,792,079

Internet & Catalog Retail (4.1%)
Blue Nile, Inc.*	83,391	2,380,813
Coupons.com, Inc.*	58,369	698,093
FTD Cos., Inc.*	281	9,585
Groupon, Inc.*	119,253	796,610
HSN, Inc.	4,905	301,020
Jumei International Holding Ltd. (ADR)*	62,408	1,465,340
MakeMyTrip Ltd.*	69,974	1,947,376
Nutrisystem, Inc.	4,259	65,461
Ocado Group plc*	439,212	1,886,876
Orbitz Worldwide, Inc.*	3,547	27,915
Overstock.com, Inc.*	1,837	30,972
Peixe Urbano, Inc. (ADR)(b)*†	10,195	—
PetMed Express, Inc.	3,065	41,684
Qunar Cayman Islands Ltd. (ADR)*	27,443	758,799
RetailMeNot, Inc.*	4,642	75,015
Shutterfly, Inc.*	3,492	170,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ValueVision Media, Inc., Class A*	2,150	$11,029

		10,666,788

Leisure Products (0.2%)
Arctic Cat, Inc.	690	24,026
Brunswick Corp.	6,960	293,294
Malibu Boats, Inc., Class A*	1,074	19,890
Marine Products Corp.	1,528	12,056
Nautilus, Inc.*	2,838	33,971
Smith & Wesson Holding Corp.*	8,316	78,503
Sturm Ruger & Co., Inc.	2,929	142,613

		604,353

Media (0.4%)
Carmike Cinemas, Inc.*	3,470	107,501
Crown Media Holdings, Inc., Class A*	4,105	13,136
Cumulus Media, Inc., Class A*	14,098	56,815
Entravision Communications Corp., Class A	8,317	32,935
Eros International plc*	1,064	15,545
Global Sources Ltd.*	410	2,751
Gray Television, Inc.*	7,465	58,824
Loral Space & Communications, Inc.*	1,949	139,958
Martha Stewart Living Omnimedia, Inc., Class A*	3,345	12,042
MDC Partners, Inc., Class A	1,597	30,647
National CineMedia, Inc.	2,022	29,339
Nexstar Broadcasting Group, Inc., Class A	4,591	185,568
Radio One, Inc., Class D*	2,984	9,489
ReachLocal, Inc.*	1,261	4,552
Rentrak Corp.*	1,319	80,380
Saga Communications, Inc., Class A	126	4,231
Sinclair Broadcast Group, Inc., Class A	10,290	268,466
Townsquare Media, Inc.*	803	9,652
World Wrestling Entertainment, Inc., Class A	4,486	61,772

		1,123,603

Multiline Retail (0.1%)
Burlington Stores, Inc.*	3,819	152,225
Tuesday Morning Corp.*	5,256	101,993

		254,218

Specialty Retail (5.2%)
America’s Car-Mart, Inc.*	198	7,839
ANN, Inc.*	7,008	288,239
Asbury Automotive Group, Inc.*	4,556	293,498
Brown Shoe Co., Inc.	3,134	85,025
Buckle, Inc.	4,193	190,320
Build-A-Bear Workshop, Inc.*	1,326	17,344
Cato Corp., Class A	593	20,435
Christopher & Banks Corp.*	5,423	53,634
Citi Trends, Inc.*	48,316	1,067,784
Conn’s, Inc.*	4,177	126,438
Container Store Group, Inc.*	2,591	56,406
Destination Maternity Corp.	303	4,678
Destination XL Group, Inc.*	692	3,266
Express, Inc.*	847	13,222
Finish Line, Inc., Class A	1,748	43,752
Five Below, Inc.*	99,658	3,947,453
Francesca’s Holdings Corp.*	6,445	89,779
Genesco, Inc.*	308	23,023
Group 1 Automotive, Inc.	670	48,716
hhgregg, Inc.*	939	5,925
Hibbett Sports, Inc.*	3,883	165,532
Kirkland’s, Inc.*	1,312	21,136
Lithia Motors, Inc., Class A	3,409	258,027
Lumber Liquidators Holdings, Inc.*	22,969	1,317,961
Mattress Firm Holding Corp.*	2,233	134,114
Men’s Wearhouse, Inc.	5,688	268,587
Monro Muffler Brake, Inc.	4,677	226,975
New York & Co., Inc.*	2,096	6,351
Outerwall, Inc.*	3,098	173,798
Pacific Sunwear of California, Inc.*	6,189	11,140
Pier 1 Imports, Inc.	14,274	169,718
Restoration Hardware Holdings, Inc.*	46,572	3,704,803
Select Comfort Corp.*	8,133	170,142
Sportsman’s Warehouse Holdings, Inc.*	543	3,657
Tile Shop Holdings, Inc.*	4,227	39,100
Vitamin Shoppe, Inc.*	2,341	103,917
Winmark Corp.	331	24,329
Zumiez, Inc.*	2,452	68,901

		13,254,964

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	2,674	95,676
Crocs, Inc.*	1,625	20,442
Culp, Inc.	151	2,741
G-III Apparel Group Ltd.*	2,843	235,571
Iconix Brand Group, Inc.*	2,357	87,068
Movado Group, Inc.	1,243	41,094
Oxford Industries, Inc.	2,150	131,128
Quiksilver, Inc.*	13,041	22,430
Sequential Brands Group, Inc.*	1,858	23,225
Skechers U.S.A., Inc., Class A*	4,300	229,233
Steven Madden Ltd.*	8,684	279,885
Tumi Holdings, Inc.*	7,583	154,314
Vera Bradley, Inc.*	3,305	68,347
Vince Holding Corp.*	1,684	50,958
Wolverine World Wide, Inc.	15,129	379,133

		1,821,245

Total Consumer Discretionary		51,307,452

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,242	275,426
Coca-Cola Bottling Co. Consolidated	650	48,509
Craft Brew Alliance, Inc.*	1,345	19,368
National Beverage Corp.*	1,731	33,755

		377,058

Food & Staples Retailing (0.6%)
Andersons, Inc.	3,887	244,415
Casey’s General Stores, Inc.	5,700	408,690
Chefs’ Warehouse, Inc.*	2,243	36,471
Fairway Group Holdings Corp.*	2,782	10,405
Fresh Market, Inc.*	6,425	224,425
Liberator Medical Holdings, Inc.	4,328	13,547
Natural Grocers by Vitamin Cottage, Inc.*	1,442	23,476
PriceSmart, Inc.	2,766	236,880
United Natural Foods, Inc.*	7,399	454,742

		1,653,051

Food Products (0.8%)
Alico, Inc.	52	1,981
Annie’s, Inc.*	2,592	118,973
B&G Foods, Inc.	7,622	209,986
Boulder Brands, Inc.*	8,442	115,064
Calavo Growers, Inc.	1,983	89,513
Cal-Maine Foods, Inc.	2,300	205,459
Darling Ingredients, Inc.*	4,910	89,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Foods, Inc.*	3,186	$91,151
Farmer Bros Co.*	1,120	32,424
Inventure Foods, Inc.*	2,308	29,912
J&J Snack Foods Corp.	2,194	205,271
Lancaster Colony Corp.	1,706	145,488
Lifeway Foods, Inc.*	723	10,028
Limoneira Co.	1,684	39,894
Sanderson Farms, Inc.	2,958	260,156
Seaboard Corp.*	3	8,025
Tootsie Roll Industries, Inc.	2,552	71,430
TreeHouse Foods, Inc.*	3,244	261,142

		1,985,848

Household Products (0.1%)
Central Garden & Pet Co., Class A*	677	5,443
Harbinger Group, Inc.*	5,175	67,896
Oil-Dri Corp. of America	151	3,937
Orchids Paper Products Co.	979	24,044
WD-40 Co.	2,209	150,124

		251,444

Personal Products (0.1%)
Female Health Co.	2,393	8,352
IGI Laboratories, Inc.*	4,311	40,178
Inter Parfums, Inc.	188	5,170
Medifast, Inc.*	2,002	65,726
Revlon, Inc., Class A*	422	13,373
Synutra International, Inc.*	2,274	10,301
USANA Health Sciences, Inc.*	935	68,872

		211,972

Tobacco (0.1%)
22nd Century Group, Inc.*	6,192	15,604
Vector Group Ltd.	6,529	144,811

		160,415

Total Consumer Staples		4,639,788

Energy (2.2%)
Energy Equipment & Services (0.4%)
Basic Energy Services, Inc.*	4,798	104,069
C&J Energy Services, Inc.*	5,941	181,498
CARBO Ceramics, Inc.	2,959	175,262
Forum Energy Technologies, Inc.*	3,325	101,778
Geospace Technologies Corp.*	210	7,381
Glori Energy, Inc.*	1,820	14,378
Gulf Island Fabrication, Inc.	782	13,450
Independence Contract Drilling, Inc.*	534	6,274
ION Geophysical Corp.*	3,225	8,998
Matrix Service Co.*	3,976	95,901
North Atlantic Drilling Ltd.	2,729	18,175
PHI, Inc. (Non-Voting)*	98	4,033
Pioneer Energy Services Corp.*	6,795	95,266
Profire Energy, Inc.*	2,010	8,341
RigNet, Inc.*	1,713	69,291
Tesco Corp.	461	9,151
Willbros Group, Inc.*	6,022	50,163

		963,409

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	13,503	71,296
Adams Resources & Energy, Inc.	20	886
Alon USA Energy, Inc.	1,131	16,241
Apco Oil and Gas International, Inc.*	197	2,539
Approach Resources, Inc.*	2,531	36,700
Bonanza Creek Energy, Inc.*	4,906	279,151
BPZ Resources, Inc.*	7,956	15,196
Carrizo Oil & Gas, Inc.*	6,778	364,792
Clayton Williams Energy, Inc.*	875	84,394
Clean Energy Fuels Corp.*	5,920	46,176
Delek U.S. Holdings, Inc.	4,637	153,577
Diamondback Energy, Inc.*	6,177	461,916
Eclipse Resources Corp.*	2,057	34,187
Evolution Petroleum Corp.	2,935	26,943
EXCO Resources, Inc.	9,260	30,928
Forest Oil Corp.*	1,903	2,227
FX Energy, Inc.*	8,233	25,028
GasLog Ltd.	1,215	26,742
Gastar Exploration, Inc.*	9,758	57,280
Goodrich Petroleum Corp.*	5,250	77,805
Green Plains, Inc.	4,718	176,406
Isramco, Inc.*	134	16,369
Jones Energy, Inc., Class A*	1,682	31,588
Kodiak Oil & Gas Corp.*	39,808	540,195
Magnum Hunter Resources Corp.*	29,580	164,761
Matador Resources Co.*	6,174	159,598
Miller Energy Resources, Inc.*	311	1,368
Nordic American Offshore Ltd.	1,160	20,439
Pacific Ethanol, Inc.*	262	3,658
Panhandle Oil and Gas, Inc., Class A	1,034	61,730
Parsley Energy, Inc., Class A*	7,808	166,545
PDC Energy, Inc.*	387	19,462
PetroQuest Energy, Inc.*	8,033	45,145
Quicksilver Resources, Inc.*	3,218	1,940
REX American Resources Corp.*	744	54,223
Rex Energy Corp.*	7,243	91,769
Ring Energy, Inc.*	2,878	42,422
Rosetta Resources, Inc.*	1,184	52,759
RSP Permian, Inc.*	929	23,745
Sanchez Energy Corp.*	4,546	119,378
SemGroup Corp., Class A	6,335	527,515
Solazyme, Inc.*	11,485	85,678
Synergy Resources Corp.*	9,961	121,425
TransAtlantic Petroleum Ltd.*	1,737	15,616
Triangle Petroleum Corp.*	6,414	70,618
Vertex Energy, Inc.*	1,811	12,605
W&T Offshore, Inc.	2,006	22,066
Western Refining, Inc.	7,955	334,030

		4,797,057

Total Energy		5,760,466

Financials (7.8%)
Banks (0.5%)
Bank of the Ozarks, Inc.	11,841	373,228
Cardinal Financial Corp.	252	4,302
CommunityOne Bancorp*	113	997
Eagle Bancorp, Inc.*	2,534	80,632
First Financial Bankshares, Inc.	5,271	146,481
Home BancShares, Inc./Arkansas	6,510	191,459
Independent Bank Group, Inc.	569	26,999
Investors Bancorp, Inc.	6,556	66,412
ServisFirst Bancshares, Inc.	63	1,814
Square 1 Financial, Inc., Class A*	290	5,577
Texas Capital Bancshares, Inc.*	2,295	132,376
ViewPoint Financial Group, Inc.	678	16,231
Western Alliance Bancorp*	6,027	144,045

		1,190,553

Capital Markets (4.7%)
Actua Corp.*	39,691	635,850
BGC Partners, Inc., Class A	7,054	52,411
Cohen & Steers, Inc.	2,852	109,631
Diamond Hill Investment Group, Inc.	407	50,081
Evercore Partners, Inc., Class A	4,966	233,402
Financial Engines, Inc.	96,390	3,297,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	966	$68,335
Greenhill & Co., Inc.	66,201	3,077,685
HFF, Inc., Class A	4,919	142,405
INTL FCStone, Inc.*	572	9,907
Ladenburg Thalmann Financial Services, Inc.*	14,774	62,642
Marcus & Millichap, Inc.*	1,200	36,312
Moelis & Co.	140	4,781
Pzena Investment Management, Inc., Class A	1,771	16,913
RCS Capital Corp., Class A	1,261	28,398
Silvercrest Asset Management Group, Inc., Class A	833	11,346
Virtus Investment Partners, Inc.	1,052	182,732
Westwood Holdings Group, Inc.	1,086	61,565
WisdomTree Investments, Inc.*	346,151	3,939,198

		12,021,578

Consumer Finance (0.4%)
Credit Acceptance Corp.*	1,056	133,130
Encore Capital Group, Inc.*	2,656	117,687
First Cash Financial Services, Inc.*	4,324	242,058
Portfolio Recovery Associates, Inc.*	7,477	390,524
World Acceptance Corp.*	1,216	82,080

		965,479

Diversified Financial Services (0.3%)
Capitol Acquisition Corp. II*	56,077	560,770
MarketAxess Holdings, Inc.	5,597	346,230

		907,000

Insurance (0.2%)
AmTrust Financial Services, Inc.	3,255	129,614
Atlas Financial Holdings, Inc.*	1,621	22,435
Crawford & Co., Class B	1,187	9,793
eHealth, Inc.*	2,694	65,006
Employers Holdings, Inc.	2,741	52,764
Federated National Holding Co.	1,707	47,950
HCI Group, Inc.	951	34,227
Heritage Insurance Holdings, Inc.*	1,024	15,421
Infinity Property & Casualty Corp.	616	39,430
Maiden Holdings Ltd.	806	8,930
National Interstate Corp.	223	6,222
United Insurance Holdings Corp.	2,117	31,755
Universal Insurance Holdings, Inc.	4,425	57,215

		520,762

Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)	293	109,556
Aviv REIT, Inc. (REIT)	243	6,403
CareTrust REIT, Inc. (REIT)*	2,822	40,355
CoreSite Realty Corp. (REIT)	3,172	104,264
DuPont Fabros Technology, Inc. (REIT)	3,096	83,716
EastGroup Properties, Inc. (REIT)	4,295	260,234
Empire State Realty Trust, Inc. (REIT), Class A	13,806	207,366
Glimcher Realty Trust (REIT)	18,661	252,670
National Health Investors, Inc. (REIT)	4,977	284,386
Potlatch Corp. (REIT)	6,131	246,528
PS Business Parks, Inc. (REIT)	1,489	113,372
QTS Realty Trust, Inc. (REIT), Class A	1,794	54,448
Ryman Hospitality Properties, Inc. (REIT)	3,375	159,637
Sabra Health Care REIT, Inc. (REIT)	6,693	162,774
Saul Centers, Inc. (REIT)	1,278	59,734
Sovran Self Storage, Inc. (REIT)	4,309	320,417
Strategic Hotels & Resorts, Inc. (REIT)*	28,342	330,184
Sun Communities, Inc. (REIT)	7,148	360,974
UMH Properties, Inc. (REIT)	475	4,512
Universal Health Realty Income Trust (REIT)	1,705	71,064
Urstadt Biddle Properties, Inc. (REIT), Class A	2,480	50,344

		3,282,938

Real Estate Management & Development (0.2%)
Altisource Asset Management Corp.*	172	116,102
Altisource Portfolio Solutions S.A.*	2,189	220,651
Consolidated-Tomoka Land Co.	174	8,538
Forestar Group, Inc.*	493	8,736
Kennedy-Wilson Holdings, Inc.	855	20,486
St. Joe Co.*	3,894	77,607
Tejon Ranch Co.*	165	4,627

		456,747

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	2,156	156,763
Essent Group Ltd.*	6,272	134,283
Kearny Financial Corp.*	190	2,533
Meridian Bancorp, Inc.*	3,151	33,275
MGIC Investment Corp.*	21,148	165,166
Radian Group, Inc.	5,804	82,765
Stonegate Mortgage Corp.*	315	4,092
Tree.com, Inc.*	342	12,274
United Financial Bancorp, Inc.	1,350	17,131

		608,282

Total Financials		19,953,339

Health Care (18.2%)
Biotechnology (5.2%)
ACADIA Pharmaceuticals, Inc.*	10,827	268,076
Acceleron Pharma, Inc.*	2,443	73,876
Achillion Pharmaceuticals, Inc.*	3,099	30,928
Acorda Therapeutics, Inc.*	6,250	211,750
Actinium Pharmaceuticals, Inc.*	2,962	19,845
Adamas Pharmaceuticals, Inc.*	397	7,392
Aegerion Pharmaceuticals, Inc.*	4,450	148,541
Agenus, Inc.*	7,402	23,020
Agios Pharmaceuticals, Inc.*	12,440	763,194
Akebia Therapeutics, Inc.*	1,179	26,091
Alder Biopharmaceuticals, Inc.*	1,203	15,254
Alnylam Pharmaceuticals, Inc.*	6,475	505,697
AMAG Pharmaceuticals, Inc.*	2,259	72,085
Anacor Pharmaceuticals, Inc.*	1,702	41,648
Applied Genetic Technologies Corp.*	785	14,609
Ardelyx, Inc.*	644	9,151
Arena Pharmaceuticals, Inc.*	32,803	137,445
ARIAD Pharmaceuticals, Inc.*	24,838	134,125
Array BioPharma, Inc.*	15,382	54,914
Arrowhead Research Corp.*	7,751	114,482
Auspex Pharmaceuticals, Inc.*	1,296	33,268
Avalanche Biotechnologies, Inc.*	900	30,771
BioCryst Pharmaceuticals, Inc.*	8,301	81,184
BioSpecifics Technologies Corp.*	542	19,133
BioTime, Inc.*	7,801	24,495
Bluebird Bio, Inc.*	3,240	116,251
Cara Therapeutics, Inc.*	814	6,829
Celldex Therapeutics, Inc.*	12,149	157,451
Cellular Dynamics International, Inc.*	1,359	9,554
Cepheid, Inc.*	10,381	457,075
Chimerix, Inc.*	4,002	110,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Clovis Oncology, Inc.*	3,697	$167,696
CTI BioPharma Corp.*	19,740	47,771
Cytori Therapeutics, Inc.*	7,064	4,775
CytRx Corp.*	2,400	6,096
Dendreon Corp.*	24,690	35,554
Dicerna Pharmaceuticals, Inc.*	538	6,849
Durata Therapeutics, Inc.*	2,235	28,340
Dyax Corp.*	20,205	204,475
Eleven Biotherapeutics, Inc.*	691	7,698
Emergent Biosolutions, Inc.*	587	12,509
Enanta Pharmaceuticals, Inc.*	1,496	59,197
Epizyme, Inc.*	1,927	52,241
Esperion Therapeutics, Inc.*	694	16,975
Exact Sciences Corp.*	12,349	239,324
Exelixis, Inc.*	29,401	44,984
Five Prime Therapeutics, Inc.*	2,589	30,369
Flexion Therapeutics, Inc.*	688	12,563
Foundation Medicine, Inc.*	2,102	39,854
Galectin Therapeutics, Inc.*	2,468	12,414
Galena Biopharma, Inc.*	17,544	36,141
Genocea Biosciences, Inc.*	590	5,339
Genomic Health, Inc.*	2,519	71,313
Halozyme Therapeutics, Inc.*	15,491	140,968
Heron Therapeutics, Inc.*	3,038	25,307
Hyperion Therapeutics, Inc.*	1,633	41,184
Idera Pharmaceuticals, Inc.*	8,267	18,931
Immune Design Corp.*	795	14,040
ImmunoGen, Inc.*	12,927	136,897
Immunomedics, Inc.*	11,461	42,635
Infinity Pharmaceuticals, Inc.*	7,241	97,174
Inovio Pharmaceuticals, Inc.*	8,063	79,421
Insmed, Inc.*	7,177	93,660
Insys Therapeutics, Inc.*	1,507	58,441
Intrexon Corp.*	24,089	447,574
Ironwood Pharmaceuticals, Inc.*	90,091	1,167,129
Isis Pharmaceuticals, Inc.*	17,525	680,496
Karyopharm Therapeutics, Inc.*	1,970	68,832
Keryx Biopharmaceuticals, Inc.*	13,628	187,385
Kindred Biosciences, Inc.*	1,579	14,606
Kite Pharma, Inc.*	1,125	32,062
KYTHERA Biopharmaceuticals, Inc.*	2,588	84,783
Lexicon Pharmaceuticals, Inc.*	31,150	43,921
Ligand Pharmaceuticals, Inc.*	3,104	145,857
MacroGenics, Inc.*	3,006	62,825
MannKind Corp.*	34,053	201,253
Merrimack Pharmaceuticals, Inc.*	13,793	121,103
MiMedx Group, Inc.*	13,886	99,007
Mirati Therapeutics, Inc.*	927	16,232
Momenta Pharmaceuticals, Inc.*	7,237	82,068
NanoViricides, Inc.*	6,006	18,018
Navidea Biopharmaceuticals, Inc.*	17,768	23,454
NeoStem, Inc.*	1,607	8,887
Neuralstem, Inc.*	10,345	33,932
Neurocrine Biosciences, Inc.*	11,310	177,228
NewLink Genetics Corp.*	2,945	63,082
Northwest Biotherapeutics, Inc.*	5,363	26,976
Novavax, Inc.*	35,064	146,217
NPS Pharmaceuticals, Inc.*	14,774	384,124
Ohr Pharmaceutical, Inc.*	3,160	22,910
OncoMed Pharmaceuticals, Inc.*	1,898	35,929
Oncothyreon, Inc.*	10,593	20,339
Ophthotech Corp.*	2,041	79,456
OPKO Health, Inc.*	29,454	250,654
Orexigen Therapeutics, Inc.*	18,277	77,860
Organovo Holdings, Inc.*	9,404	59,903
Osiris Therapeutics, Inc.*	2,601	32,747
Otonomy, Inc.*	938	22,512
PDL BioPharma, Inc.	24,253	181,170
Peregrine Pharmaceuticals, Inc.*	24,196	32,907
Portola Pharmaceuticals, Inc.*	5,472	138,332
Progenics Pharmaceuticals, Inc.*	2,550	13,234
Prothena Corp. plc*	959	21,251
PTC Therapeutics, Inc.*	2,785	122,568
Puma Biotechnology, Inc.*	3,455	824,259
Radius Health, Inc.*	940	19,740
Raptor Pharmaceutical Corp.*	9,235	88,564
Receptos, Inc.*	2,719	168,877
Regado Biosciences, Inc.*	2,306	2,606
Regulus Therapeutics, Inc.*	2,056	14,042
Repligen Corp.*	4,759	94,752
Retrophin, Inc.*	3,093	27,899
Sage Therapeutics, Inc.*	750	23,625
Sangamo BioSciences, Inc.*	10,161	109,586
Sarepta Therapeutics, Inc.*	6,089	128,478
Spectrum Pharmaceuticals, Inc.*	2,341	19,056
Stemline Therapeutics, Inc.*	1,742	21,705
Sunesis Pharmaceuticals, Inc.*	7,325	52,300
Synageva BioPharma Corp.*	3,135	215,625
Synergy Pharmaceuticals, Inc.*	14,121	39,327
Synta Pharmaceuticals Corp.*	9,295	27,978
T2 Biosystems, Inc.*	727	13,151
TESARO, Inc.*	2,866	77,153
TG Therapeutics, Inc.*	3,542	37,793
Threshold Pharmaceuticals, Inc.*	7,203	26,003
Ultragenyx Pharmaceutical, Inc.*	1,004	56,826
Vanda Pharmaceuticals, Inc.*	5,127	53,218
Verastem, Inc.*	426	3,629
Versartis, Inc.*	1,042	19,788
Vital Therapies, Inc.*	780	15,920
Xencor, Inc.*	2,200	20,482
XOMA Corp.*	10,464	44,053
Zafgen, Inc.*	900	17,685
ZIOPHARM Oncology, Inc.*	12,053	31,820

		13,354,567

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	3,345	169,625
ABIOMED, Inc.*	5,965	148,111
Accuray, Inc.*	11,433	83,004
Anika Therapeutics, Inc.*	2,152	78,892
Antares Pharma, Inc.*	17,600	32,208
AtriCure, Inc.*	2,923	43,026
Atrion Corp.	223	68,017
Cantel Medical Corp.	5,023	172,691
Cardiovascular Systems, Inc.*	4,127	97,521
Cerus Corp.*	10,963	43,962
Cyberonics, Inc.*	4,003	204,793
Cynosure, Inc., Class A*	1,155	24,255
DexCom, Inc.*	11,140	445,489
Endologix, Inc.*	9,585	101,601
GenMark Diagnostics, Inc.*	6,058	54,340
Globus Medical, Inc., Class A*	9,861	193,966
Haemonetics Corp.*	685	23,920
HeartWare International, Inc.*	2,523	195,860
Inogen, Inc.*	767	15,808
Insulet Corp.*	8,250	304,012
Integra LifeSciences Holdings Corp.*	1,520	75,453
K2M Group Holdings, Inc.*	1,317	19,004
LDR Holding Corp.*	2,464	76,704
Masimo Corp.*	7,303	155,408
Meridian Bioscience, Inc.	6,274	110,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	4,775	$140,910
Neogen Corp.*	5,469	216,025
NuVasive, Inc.*	5,812	202,664
NxStage Medical, Inc.*	9,152	120,166
Ocular Therapeutix, Inc.*	771	11,542
OraSure Technologies, Inc.*	534	3,855
Oxford Immunotec Global plc*	1,943	29,670
Quidel Corp.*	4,285	115,138
Rockwell Medical, Inc.*	786	7,184
Roka Bioscience, Inc.*	655	6,583
Spectranetics Corp.*	6,172	163,990
STAAR Surgical Co.*	5,644	59,996
STERIS Corp.	8,797	474,686
SurModics, Inc.*	378	6,864
Tandem Diabetes Care, Inc.*	1,111	14,910
Thoratec Corp.*	8,531	228,034
TriVascular Technologies, Inc.*	1,113	16,116
Unilife Corp.*	12,946	29,711
Utah Medical Products, Inc.	559	27,257
Vascular Solutions, Inc.*	2,534	62,590
Veracyte, Inc.*	972	9,477
Volcano Corp.*	7,765	82,620
West Pharmaceutical Services, Inc.	10,529	471,278
Wright Medical Group, Inc.*	3,412	103,384
Zeltiq Aesthetics, Inc.*	4,301	97,332

		5,640,639

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	6,313	306,180
Addus HomeCare Corp.*	63	1,235
Adeptus Health, Inc., Class A*	467	11,628
Air Methods Corp.*	5,875	326,356
Alliance HealthCare Services, Inc.*	229	5,178
Amsurg Corp.*	1,323	66,216
Bio-Reference Laboratories, Inc.*	3,486	97,817
BioTelemetry, Inc.*	2,336	15,674
Capital Senior Living Corp.*	4,382	93,030
Chemed Corp.	2,644	272,068
CorVel Corp.*	1,654	56,319
Ensign Group, Inc.	2,789	97,057
ExamWorks Group, Inc.*	5,234	171,413
Gentiva Health Services, Inc.*	4,701	78,883
HealthEquity, Inc.*	74,687	1,367,519
HealthSouth Corp.	10,114	373,207
Healthways, Inc.*	2,496	39,986
IPC The Hospitalist Co., Inc.*	1,533	68,663
Landauer, Inc.	1,441	47,567
Molina Healthcare, Inc.*	4,577	193,607
MWI Veterinary Supply, Inc.*	1,920	284,928
National Research Corp., Class A*	1,340	17,433
National Research Corp., Class B*	206	7,643
Providence Service Corp.*	1,739	84,133
RadNet, Inc.*	4,638	30,704
Select Medical Holdings Corp.	11,105	133,593
Skilled Healthcare Group, Inc., Class A*	1,873	12,362
Surgical Care Affiliates, Inc.*	1,786	47,740
Team Health Holdings, Inc.*	10,535	610,925
U.S. Physical Therapy, Inc.	1,838	65,047

		4,984,111

Health Care Technology (6.9%)
athenahealth, Inc.*	45,836	6,036,143
Castlight Health, Inc., Class B*	185,872	2,405,184
Computer Programs & Systems, Inc.	1,661	95,491
HealthStream, Inc.*	3,186	76,496
HMS Holdings Corp.*	138,618	2,612,949
Imprivata, Inc.*	587	9,110
MedAssets, Inc.*	8,677	179,787
Medidata Solutions, Inc.*	105,732	4,682,870
Merge Healthcare, Inc.*	10,673	23,481
Omnicell, Inc.*	5,397	147,500
Quality Systems, Inc.	7,504	103,330
Veeva Systems, Inc., Class A*	49,993	1,408,303
Vocera Communications, Inc.*	3,395	27,398

		17,808,042

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	3,289	70,648
Affymetrix, Inc.*	2,722	21,722
Cambrex Corp.*	4,604	86,003
Enzo Biochem, Inc.*	5,122	26,378
Fluidigm Corp.*	4,176	102,312
Furiex Pharmaceuticals, Inc.(b)*†	1,075	10,503
Luminex Corp.*	5,643	110,038
NanoString Technologies, Inc.*	1,412	15,447
Pacific Biosciences of California, Inc.*	8,650	42,471
PAREXEL International Corp.*	8,519	537,464
Sequenom, Inc.*	17,645	52,406

		1,075,392

Pharmaceuticals (1.6%)
AcelRx Pharmaceuticals, Inc.*	3,741	20,538
Achaogen, Inc.*	1,031	9,238
Aerie Pharmaceuticals, Inc.*	1,529	31,635
Akorn, Inc.*	9,239	335,098
Alimera Sciences, Inc.*	3,759	20,374
Amphastar Pharmaceuticals, Inc.*	1,238	14,423
Ampio Pharmaceuticals, Inc.*	6,175	21,798
ANI Pharmaceuticals, Inc.*	999	28,252
Aratana Therapeutics, Inc.*	4,276	42,931
Auxilium Pharmaceuticals, Inc.*	7,523	224,562
AVANIR Pharmaceuticals, Inc.*	25,375	302,470
BioDelivery Sciences International, Inc.*	6,242	106,676
Bio-Path Holdings, Inc.*	10,998	22,106
Catalent, Inc.*	6,549	163,921
Cempra, Inc.*	3,441	37,713
Corcept Therapeutics, Inc.*	8,165	21,882
Depomed, Inc.*	8,680	131,849
Egalet Corp.*	598	3,409
Endocyte, Inc.*	5,685	34,565
Horizon Pharma plc*	9,549	117,262
Impax Laboratories, Inc.*	2,039	48,345
Intersect ENT, Inc.*	514	7,967
Intra-Cellular Therapies, Inc.*	2,565	35,166
Lannett Co., Inc.*	3,844	175,594
Medicines Co.*	8,869	197,956
Nektar Therapeutics*	10,737	129,596
Omeros Corp.*	4,647	59,110
Omthera Pharmaceuticals, Inc.(b)*†	899	539
Pacira Pharmaceuticals, Inc.*	5,296	513,288
Pain Therapeutics, Inc.*	5,666	22,154
Pernix Therapeutics Holdings, Inc.*	5,013	38,500
Phibro Animal Health Corp., Class A	2,210	49,526
POZEN, Inc.*	4,082	29,962
Prestige Brands Holdings, Inc.*	7,781	251,871
Relypsa, Inc.*	2,546	53,695
Repros Therapeutics, Inc.*	3,511	34,759
Revance Therapeutics, Inc.*	656	12,680
Sagent Pharmaceuticals, Inc.*	2,657	82,633
SciClone Pharmaceuticals, Inc.*	4,863	33,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sucampo Pharmaceuticals, Inc., Class A*	2,646	$17,199
Supernus Pharmaceuticals, Inc.*	4,299	37,358
Tetraphase Pharmaceuticals, Inc.*	3,201	63,860
TherapeuticsMD, Inc.*	15,791	73,270
Theravance Biopharma, Inc.*	3,308	76,249
Theravance, Inc.	11,658	199,235
VIVUS, Inc.*	13,831	53,388
XenoPort, Inc.*	1,069	5,751
Zogenix, Inc.*	18,534	21,314
ZS Pharma, Inc.*	892	34,993

		4,050,166

Total Health Care		46,912,917

Industrials (13.2%)
Aerospace & Defense (0.5%)
Aerovironment, Inc.*	1,563	47,000
American Science & Engineering, Inc.	121	6,701
Astronics Corp.*	2,331	111,142
Astronics Corp., Class B*	470	22,344
Cubic Corp.	184	8,611
Curtiss-Wright Corp.	1,861	122,677
Ducommun, Inc.*	627	17,186
GenCorp, Inc.*	9,024	144,113
HEICO Corp.	9,936	464,011
Moog, Inc., Class A*	498	34,063
SIFCO Industries, Inc.	75	2,258
Sparton Corp.*	1,518	37,419
Taser International, Inc.*	8,100	125,064
Teledyne Technologies, Inc.*	1,287	120,991

		1,263,580

Air Freight & Logistics (1.9%)
Echo Global Logistics, Inc.*	3,531	83,155
Forward Air Corp.	4,624	207,294
Hub Group, Inc., Class A*	5,495	222,712
Park-Ohio Holdings Corp.	1,308	62,601
XPO Logistics, Inc.*	117,104	4,411,308

		4,987,070

Airlines (0.2%)
Allegiant Travel Co.	2,043	252,637
Hawaiian Holdings, Inc.*	6,791	91,339
JetBlue Airways Corp.*	5,274	56,010

		399,986

Building Products (0.4%)
AAON, Inc.	6,299	107,146
Advanced Drainage Systems, Inc.*	1,467	30,734
American Woodmark Corp.*	1,854	68,338
Apogee Enterprises, Inc.	2,605	103,679
Builders FirstSource, Inc.*	6,831	37,229
Continental Building Products, Inc.*	1,839	26,849
Griffon Corp.	1,236	14,078
Insteel Industries, Inc.	2,497	51,338
Masonite International Corp.*	588	32,563
NCI Building Systems, Inc.*	4,226	81,984
Norcraft Cos., Inc.*	1,105	17,625
Nortek, Inc.*	1,321	98,415
Patrick Industries, Inc.*	1,231	52,145
PGT, Inc.*	7,114	66,303
Ply Gem Holdings, Inc.*	2,940	31,870
Quanex Building Products Corp.	371	6,711
Simpson Manufacturing Co., Inc.	415	12,097
Trex Co., Inc.*	5,066	175,132

		1,014,236

Commercial Services & Supplies (0.9%)
ARC Document Solutions, Inc.*	6,128	49,637
Casella Waste Systems, Inc., Class A*	5,106	19,658
Cenveo, Inc.*	3,270	8,077
Deluxe Corp.	3,860	212,918
Healthcare Services Group, Inc.	10,397	297,458
Heritage-Crystal Clean, Inc.*	1,208	17,951
Herman Miller, Inc.	8,778	262,023
HNI Corp.	6,195	222,958
InnerWorkings, Inc.*	415	3,357
Interface, Inc.	9,945	160,512
Knoll, Inc.	7,206	124,736
Mobile Mini, Inc.	555	19,408
MSA Safety, Inc.	4,401	217,409
Multi-Color Corp.	896	40,750
Performant Financial Corp.*	4,222	34,114
Quest Resource Holding Corp.*	1,842	3,168
SP Plus Corp.*	2,153	40,821
Steelcase, Inc., Class A	12,327	199,574
Team, Inc.*	3,092	117,218
Tetra Tech, Inc.	621	15,513
U.S. Ecology, Inc.	3,213	150,240
West Corp.	3,045	89,706

		2,307,206

Construction & Engineering (0.5%)
Aegion Corp.*	542	12,060
Argan, Inc.	736	24,568
Comfort Systems USA, Inc.	1,104	14,959
Dycom Industries, Inc.*	4,551	139,761
Furmanite Corp.*	5,650	38,194
Great Lakes Dredge & Dock Corp.*	662	4,091
Louis XIII Holdings Ltd.*	997,747	502,417
MasTec, Inc.*	9,820	300,688
Primoris Services Corp.	5,724	153,632
Sterling Construction Co., Inc.*	274	2,102

		1,192,472

Electrical Equipment (0.6%)
AZZ, Inc.	3,824	159,728
Capstone Turbine Corp.*	49,756	53,239
Encore Wire Corp.	2,361	87,570
EnerSys, Inc.	1,691	99,160
Enphase Energy, Inc.*	2,655	39,798
Franklin Electric Co., Inc.	6,558	227,825
FuelCell Energy, Inc.*	33,327	69,653
Generac Holdings, Inc.*	10,296	417,400
Polypore International, Inc.*	6,726	261,709
Power Solutions International, Inc.*	615	42,435
Preformed Line Products Co.	34	1,794
Revolution Lighting Technologies, Inc.*	4,697	7,891
Thermon Group Holdings, Inc.*	4,768	116,435
Vicor Corp.*	367	3,450

		1,588,087

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,429	132,468

Machinery (2.1%)
Accuride Corp.*	5,366	20,337
Albany International Corp., Class A .	432	14,705
Altra Industrial Motion Corp.	4,054	118,215
American Railcar Industries, Inc.	1,315	97,205
ARC Group Worldwide, Inc.*	346	5,405
Blount International, Inc.*	7,451	112,734
Chart Industries, Inc.*	4,575	279,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CIRCOR International, Inc.	2,373	$159,774
CLARCOR, Inc.	7,076	446,354
Columbus McKinnon Corp.	344	7,565
Commercial Vehicle Group, Inc.*	3,989	24,652
Douglas Dynamics, Inc.	2,913	56,803
Dynamic Materials Corp.	118	2,248
Energy Recovery, Inc.*	1,921	6,800
EnPro Industries, Inc.*	3,403	205,984
ExOne Co.*	1,499	31,314
Global Brass & Copper Holdings, Inc.	2,875	42,176
Gorman-Rupp Co.	2,821	84,743
Graham Corp.	1,530	43,987
Greenbrier Cos., Inc.	4,126	302,766
Harsco Corp.	12,061	258,226
Hillenbrand, Inc.	9,401	290,397
Hyster-Yale Materials Handling, Inc.	1,551	111,083
John Bean Technologies Corp.	4,349	122,337
Kadant, Inc.	223	8,708
Lindsay Corp.	1,637	122,366
Lydall, Inc.*	2,125	57,396
Manitex International, Inc.*	2,117	23,901
Meritor, Inc.*	7,772	84,326
Miller Industries, Inc.	2	34
Mueller Industries, Inc.	5,532	157,883
Mueller Water Products, Inc., Class A	23,787	196,956
NN, Inc.	2,435	65,063
Omega Flex, Inc.	422	8,212
Proto Labs, Inc.*	3,377	233,013
RBC Bearings, Inc.	3,461	196,239
Rexnord Corp.*	11,244	319,892
Standex International Corp.	1,363	101,053
Sun Hydraulics Corp.	3,313	124,536
Tennant Co.	2,731	183,223
TriMas Corp.*	5,997	145,907
Twin Disc, Inc.	888	23,940
Wabash National Corp.*	10,295	137,129
Watts Water Technologies, Inc., Class A	263	15,320
Woodward, Inc.	6,584	313,530
Xerium Technologies, Inc.*	1,657	24,209

		5,388,316

Marine (0.0%)
Matson, Inc.	2,254	56,418

Professional Services (5.0%)
Advisory Board Co.*	83,807	3,904,568
Barrett Business Services, Inc.	1,077	42,531
Corporate Executive Board Co.	61,315	3,683,192
Corporate Resource Services, Inc.*	2,570	3,855
Exponent, Inc.	1,978	140,201
Franklin Covey Co.*	953	18,669
GP Strategies Corp.*	1,557	44,717
Hill International, Inc.*	3,556	14,224
Huron Consulting Group, Inc.*	363	22,132
Insperity, Inc.	3,392	92,737
Kforce, Inc.	4,112	80,472
Korn/Ferry International*	3,838	95,566
Mistras Group, Inc.*	2,446	49,898
On Assignment, Inc.*	8,145	218,693
Paylocity Holding Corp.*	387	7,605
RPX Corp.*	1,078	14,801
TriNet Group, Inc.*	723	18,617
TrueBlue, Inc.*	6,216	157,016
WageWorks, Inc.*	94,507	4,302,904

		12,912,398

Road & Rail (0.5%)
ArcBest Corp.	3,601	134,317
Celadon Group, Inc.	196	3,812
Heartland Express, Inc.	8,079	193,573
Knight Transportation, Inc.	8,897	243,689
Marten Transport Ltd.	1,466	26,109
Quality Distribution, Inc.*	869	11,106
Roadrunner Transportation Systems, Inc.*	1,530	34,869
Saia, Inc.*	3,667	181,737
Swift Transportation Co.*	12,851	269,614
Universal Truckload Services, Inc.	638	15,471
Werner Enterprises, Inc.	1,399	35,255
YRC Worldwide, Inc.*	810	16,459

		1,166,011

Trading Companies & Distributors (0.5%)
Aceto Corp.	662	12,790
Aircastle Ltd.	2,924	47,837
Applied Industrial Technologies, Inc.	2,290	104,538
Beacon Roofing Supply, Inc.*	1,627	41,456
DXP Enterprises, Inc.*	1,930	142,202
General Finance Corp.*	1,148	10,183
H&E Equipment Services, Inc.	4,654	187,463
Kaman Corp.	2,134	83,866
Rush Enterprises, Inc., Class A*	4,271	142,865
Stock Building Supply Holdings, Inc.*	2,187	34,358
TAL International Group, Inc.*	1,770	73,012
Textainer Group Holdings Ltd.	797	24,803
Titan Machinery, Inc.*	407	5,287
Watsco, Inc.	3,857	332,396

		1,243,056

Transportation Infrastructure (0.1%)
Prumo Logistica S.A.*	784,210	285,138
Wesco Aircraft Holdings, Inc.*	1,290	22,446

		307,584

Total Industrials		33,958,888

Information Technology (27.5%)
Communications Equipment (1.1%)
ADTRAN, Inc.	4,392	90,168
Alliance Fiber Optic Products, Inc.	1,897	23,580
Applied Optoelectronics, Inc.*	2,225	35,822
Aruba Networks, Inc.*	15,903	343,187
CalAmp Corp.*	5,367	94,567
Ciena Corp.*	15,770	263,674
Clearfield, Inc.*	1,638	20,852
Extreme Networks, Inc.*	9,941	47,617
Finisar Corp.*	13,615	226,417
Harmonic, Inc.*	1,923	12,192
Infinera Corp.*	15,515	165,545
InterDigital, Inc.	6,033	240,234
Ixia*	1,054	9,634
KVH Industries, Inc.*	1,895	21,451
Numerex Corp., Class A*	1,785	18,707
ParkerVision, Inc.*	14,551	16,588
Plantronics, Inc.	5,591	267,138
Polycom, Inc.*	9,418	115,700
Procera Networks, Inc.*	480	4,598
Ruckus Wireless, Inc.*	9,775	130,594
ShoreTel, Inc.*	9,402	62,523
Sonus Networks, Inc.*	36,443	124,635
Tessco Technologies, Inc.	43	1,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ubiquiti Networks, Inc.*	4,445	$166,821
ViaSat, Inc.*	6,166	339,870

		2,843,361

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.	1,811	153,645
Badger Meter, Inc.	2,174	109,678
Belden, Inc.	6,500	416,130
Cognex Corp.*	30,105	1,212,328
Coherent, Inc.*	261	16,018
Control4 Corp.*	1,721	22,253
CUI Global, Inc.*	2,021	14,632
Daktronics, Inc.	3,973	48,828
DTS, Inc.*	749	18,912
Electro Rent Corp.	234	3,222
FARO Technologies, Inc.*	15,368	779,926
FEI Co.	6,286	474,090
InvenSense, Inc.*	10,660	210,322
Littelfuse, Inc.	2,862	243,785
Maxwell Technologies, Inc.*	4,529	39,493
Measurement Specialties, Inc.*	2,371	202,981
Mesa Laboratories, Inc.	343	19,819
Methode Electronics, Inc.	5,656	208,537
MTS Systems Corp.	2,240	152,902
Newport Corp.*	5,336	94,554
OSI Systems, Inc.*	685	43,484
Plexus Corp.*	1,764	65,145
RealD, Inc.*	6,071	56,885
Rogers Corp.*	775	42,439
Speed Commerce, Inc.*	5,766	15,856
SYNNEX Corp.*	471	30,441
Universal Display Corp.*	32,272	1,053,358
Viasystems Group, Inc.*	84	1,319

		5,750,982

Internet Software & Services (12.2%)
Aerohive Networks, Inc.*	649	5,205
Amber Road, Inc.*	1,219	21,137
Angie’s List, Inc.*	114,928	732,091
Autohome, Inc. (ADR)*	45,445	1,909,144
Bankrate, Inc.*	945	10,735
Bazaarvoice, Inc.*	3,227	23,848
Benefitfocus, Inc.*	70,244	1,892,373
Borderfree, Inc.*	817	10,539
Brightcove, Inc.*	4,838	26,996
Carbonite, Inc.*	2,651	27,146
Care.com, Inc.*	994	8,101
ChannelAdvisor Corp.*	3,123	51,217
comScore, Inc.*	5,117	186,310
Constant Contact, Inc.*	4,678	126,961
Conversant, Inc.*	9,967	341,370
Cornerstone OnDemand, Inc.*	7,922	272,596
Criteo S.A. (ADR)*	129,100	4,344,215
Cvent, Inc.*	2,702	68,550
Dealertrack Technologies, Inc.*	96,731	4,199,093
Demandware, Inc.*	4,473	227,765
Dice Holdings, Inc.*	1,955	16,383
E2open, Inc.*	3,490	32,492
Endurance International Group Holdings, Inc.*	4,479	72,873
Envestnet, Inc.*	5,060	227,700
Everyday Health, Inc.*	59,328	828,812
Five9, Inc.*	1,661	10,863
Global Eagle Entertainment, Inc.*	4,222	47,371
Gogo, Inc.*	8,327	140,393
GrubHub, Inc.*	112,527	3,852,924
GTT Communications, Inc.*	2,108	25,106
j2 Global, Inc.	7,033	347,149
Just Eat plc*	990,071	4,734,908
LivePerson, Inc.*	8,008	100,821
LogMeIn, Inc.*	3,609	166,267
Marchex, Inc., Class B	4,925	20,439
Marin Software, Inc.*	3,959	34,047
Marketo, Inc.*	31,187	1,007,340
Move, Inc.*	5,898	123,622
NIC, Inc.	9,681	166,707
OPOWER, Inc.*	66,117	1,246,967
Perficient, Inc.*	3,322	49,797
Q2 Holdings, Inc.*	1,355	18,970
Reis, Inc.	123	2,902
Rocket Fuel, Inc.*	2,767	43,719
SciQuest, Inc.*	4,137	62,220
Shutterstock, Inc.*	2,274	162,318
SPS Commerce, Inc.*	2,448	130,111
Stamps.com, Inc.*	1,936	61,487
Textura Corp.*	2,809	74,158
Travelzoo, Inc.*	1,128	17,484
TrueCar, Inc.*	1,168	20,966
Trulia, Inc.*	5,118	250,270
Unwired Planet, Inc.*	13,305	24,747
Vistaprint N.V.*	4,996	273,731
Web.com Group, Inc.*	7,761	154,910
WebMD Health Corp.*	5,781	241,704
Wix.com Ltd.*	2,088	33,930
XO Group, Inc.*	4,049	45,389
Xoom Corp.*	4,661	102,309
Youku Tudou, Inc. (ADR)*	50,374	902,702
Zillow, Inc., Class A*	8,236	955,294
Zix Corp.*	9,080	31,054

		31,348,748

IT Services (1.6%)
Blackhawk Network Holdings, Inc.*	7,893	255,733
Cardtronics, Inc.*	6,715	236,368
Cass Information Systems, Inc.	1,729	71,581
CSG Systems International, Inc.	2,137	56,160
EPAM Systems, Inc.*	5,316	232,788
Euronet Worldwide, Inc.*	7,684	367,218
EVERTEC, Inc.	9,897	221,099
ExlService Holdings, Inc.*	2,108	51,456
Forrester Research, Inc.	1,651	60,856
Hackett Group, Inc.	1,010	6,020
Heartland Payment Systems, Inc.	5,407	258,022
Higher One Holdings, Inc.*	3,700	9,139
iGATE Corp.*	5,549	203,759
Information Services Group, Inc.*	4,870	18,506
Lionbridge Technologies, Inc.*	9,724	43,758
Luxoft Holding, Inc.*	1,184	44,045
MAXIMUS, Inc.	10,213	409,848
Sapient Corp.*	17,110	239,540
Science Applications International Corp.	6,327	279,843
Sykes Enterprises, Inc.*	512	10,230
Syntel, Inc.*	2,340	205,780
TeleTech Holdings, Inc.*	1,369	33,650
Unisys Corp.*	4,810	112,602
Virtusa Corp.*	3,917	139,288
WEX, Inc.*	5,826	642,724

		4,210,013

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	5,628	105,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ambarella, Inc.*	4,292	$187,432
Amkor Technology, Inc.*	6,573	55,279
Applied Micro Circuits Corp.*	11,754	82,278
Brooks Automation, Inc.	681	7,157
Cabot Microelectronics Corp.*	2,976	123,355
Cavium, Inc.*	7,875	391,624
Cirrus Logic, Inc.*	2,791	58,192
Cypress Semiconductor Corp.*	23,521	232,270
Diodes, Inc.*	3,721	89,006
Entegris, Inc.*	11,471	131,917
Entropic Communications, Inc.*	898	2,389
Exar Corp.*	801	7,169
GT Advanced Technologies, Inc.*	20,351	220,401
Inphi Corp.*	4,711	67,744
Integrated Device Technology, Inc.*	14,598	232,838
Lattice Semiconductor Corp.*	17,559	131,693
MA-COM Technology Solutions Holdings, Inc.*	1,813	39,596
MaxLinear, Inc., Class A*	4,195	28,862
Micrel, Inc.	6,564	78,965
Microsemi Corp.*	9,596	243,834
Monolithic Power Systems, Inc.	5,699	251,041
Nanometrics, Inc.*	1,848	27,905
NVE Corp.*	307	19,814
PDF Solutions, Inc.*	4,602	58,031
PMC-Sierra, Inc.*	8,139	60,717
Power Integrations, Inc.	4,524	243,889
QuickLogic Corp.*	7,492	22,401
Rambus, Inc.*	16,942	211,436
RF Micro Devices, Inc.*	42,618	491,812
Rubicon Technology, Inc.*	397	1,687
Rudolph Technologies, Inc.*	698	6,317
Semtech Corp.*	10,018	271,989
Silicon Image, Inc.*	6,171	31,102
Silicon Laboratories, Inc.*	4,453	180,970
Spansion, Inc., Class A*	9,022	205,611
Synaptics, Inc.*	5,367	392,864
Tessera Technologies, Inc.	77,256	2,053,464
TriQuint Semiconductor, Inc.*	25,487	486,037
Ultra Clean Holdings, Inc.*	1,399	12,521
Ultratech, Inc.*	794	18,064
Vitesse Semiconductor Corp.*	6,825	24,570
Xcerra Corp.*	2,920	28,587

		7,618,580

Software (6.8%)
A10 Networks, Inc.*	1,747	15,915
ACI Worldwide, Inc.*	16,956	318,095
Advent Software, Inc.	7,686	242,570
American Software, Inc., Class A	3,676	32,422
Aspen Technology, Inc.*	13,694	516,538
AVG Technologies N.V.*	5,255	87,128
Barracuda Networks, Inc.*	1,194	30,626
Blackbaud, Inc.	6,912	271,572
Bottomline Technologies de, Inc.*	4,930	136,019
BroadSoft, Inc.*	4,283	90,114
Callidus Software, Inc.*	6,815	81,916
Cinedigm Corp., Class A*	2,609	4,044
CommVault Systems, Inc.*	7,053	355,471
Comverse, Inc.*	3,395	75,810
Covisint Corp.*	136	564
Cyan, Inc.*	4,100	12,792
Digimarc Corp.	937	19,405
Ellie Mae, Inc.*	32,479	1,058,815
EnerNOC, Inc.*	1,043	17,689
Epiq Systems, Inc.	255	4,478
ePlus, Inc.*	39	2,186
Fair Isaac Corp.	4,901	270,045
FireEye, Inc.*	22,096	675,254
FleetMatics Group plc*	50,885	1,551,993
Gigamon, Inc.*	3,713	38,875
Globant S.A.*	714	10,046
Glu Mobile, Inc.*	12,315	63,669
Guidance Software, Inc.*	2,684	18,063
Guidewire Software, Inc.*	42,992	1,906,265
Imperva, Inc.*	3,344	96,073
Infoblox, Inc.*	7,095	104,651
Interactive Intelligence Group, Inc.*	2,529	105,712
Jive Software, Inc.*	6,571	38,309
Kofax Ltd.*	11,192	86,626
Manhattan Associates, Inc.*	11,266	376,510
Mavenir Systems, Inc.*	1,540	19,342
MicroStrategy, Inc., Class A*	1,345	175,980
MobileIron, Inc.*	1,309	14,582
Model N, Inc.*	2,170	21,396
Monotype Imaging Holdings, Inc.	5,859	165,927
NetScout Systems, Inc.*	5,410	247,778
Park City Group, Inc.*	1,427	14,070
Pegasystems, Inc.	5,297	101,226
Proofpoint, Inc.*	5,506	204,493
PROS Holdings, Inc.*	3,558	89,662
QAD, Inc., Class A	635	11,824
Qlik Technologies, Inc.*	13,389	362,039
Qualys, Inc.*	2,852	75,863
Rally Software Development Corp.*	3,801	45,650
RealPage, Inc.*	43,836	679,458
Rubicon Project, Inc.*	1,086	12,739
Sapiens International Corp. N.V.*	400	2,960
Silver Spring Networks, Inc.*	5,055	48,781
Solera Holdings, Inc.	68,138	3,840,258
SS&C Technologies Holdings, Inc.*	10,134	444,781
Synchronoss Technologies, Inc.*	5,265	241,032
Take-Two Interactive Software, Inc.*	1,060	24,454
Tangoe, Inc.*	5,829	78,983
TiVo, Inc.*	5,951	76,143
Tyler Technologies, Inc.*	4,909	433,956
Ultimate Software Group, Inc.*	4,221	597,314
Varonis Systems, Inc.*	734	15,487
VASCO Data Security International, Inc.*	4,420	83,008
Verint Systems, Inc.*	8,416	468,014
VirnetX Holding Corp.*	6,517	39,102
Vringo, Inc.*	9,308	8,798
Zendesk, Inc.*	1,565	33,788

		17,395,148

Technology Hardware, Storage & Peripherals (0.6%)
Cray, Inc.*	6,063	159,093
Dot Hill Systems Corp.*	8,707	32,912
Electronics for Imaging, Inc.*	6,916	305,480
Immersion Corp.*	4,274	36,671
Nimble Storage, Inc.*	25,476	661,612
Quantum Corp.*	13,450	15,602
Silicon Graphics International Corp.*	5,171	47,728
Super Micro Computer, Inc.*	5,132	150,983
Violin Memory, Inc.*	12,073	58,796

		1,468,877

Total Information Technology		70,635,709

Materials (4.4%)
Chemicals (1.6%)
A. Schulman, Inc.	989	35,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Emissions Solutions, Inc.*	3,070	$65,299
Balchem Corp.	4,512	255,244
Calgon Carbon Corp.*	7,964	154,342
Chase Corp.	898	27,946
Chemtura Corp.*	13,535	315,771
Ferro Corp.*	10,739	155,608
Flotek Industries, Inc.*	8,025	209,212
FutureFuel Corp.	601	7,146
H.B. Fuller Co.	7,460	296,162
Hawkins, Inc.	227	8,163
Innophos Holdings, Inc.	1,872	103,128
Innospec, Inc.	778	27,930
Koppers Holdings, Inc.	3,091	102,497
Kronos Worldwide, Inc.	288	3,969
Marrone Bio Innovations, Inc.*	1,699	4,519
Minerals Technologies, Inc.	1,422	87,752
OMNOVA Solutions, Inc.*	7,153	38,412
Platform Specialty Products Corp.*	54,525	1,364,215
PolyOne Corp.	14,003	498,227
Quaker Chemical Corp.	1,362	97,642
Rentech, Inc.*	29,741	50,857
Senomyx, Inc.*	6,244	51,201
Sensient Technologies Corp.	405	21,202
Stepan Co.	1,334	59,203
Taminco Corp.*	3,578	93,386
Trecora Resources*	2,592	32,089
Trinseo S.A.*	395	6,213
Zep, Inc.	986	13,824

		4,186,921

Construction Materials (0.9%)
Eagle Materials, Inc.	19,817	2,017,965
Headwaters, Inc.*	11,023	138,229
United States Lime & Minerals, Inc.	268	15,579
US Concrete, Inc.*	2,144	56,044

		2,227,817

Containers & Packaging (0.4%)
AEP Industries, Inc.*	617	23,366
Berry Plastics Group, Inc.*	7,655	193,212
Graphic Packaging Holding Co.*	48,943	608,362
Myers Industries, Inc.	4,135	72,941

		897,881

Metals & Mining (1.1%)
Coeur Mining, Inc.*	4,300	21,328
Globe Specialty Metals, Inc.	9,440	171,714
Gold Resource Corp.	5,844	29,921
Handy & Harman Ltd.*	116	3,046
Haynes International, Inc.	93	4,277
Horsehead Holding Corp.*	1,052	17,389
Materion Corp.	1,233	37,816
Olympic Steel, Inc.	287	5,904
RTI International Metals, Inc.*	282	6,954
Stillwater Mining Co.*	16,745	251,677
SunCoke Energy, Inc.*	7,228	162,269
U.S. Silica Holdings, Inc.	29,871	1,867,236
Walter Energy, Inc.	2,953	6,910
Worthington Industries, Inc.	7,680	285,850

		2,872,291

Paper & Forest Products (0.4%)
Boise Cascade Co.*	5,991	180,569
Clearwater Paper Corp.*	3,077	184,958
Deltic Timber Corp.	1,678	104,573
KapStone Paper and Packaging Corp.*	12,702	355,275
Neenah Paper, Inc.	1,277	68,294
P.H. Glatfelter Co.	2,443	53,624
Schweitzer-Mauduit International, Inc.	705	29,123
Wausau Paper Corp.	5,948	47,168

		1,023,584

Total Materials		11,208,494

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	4,348	29,045
Cincinnati Bell, Inc.*	7,577	25,535
Cogent Communications Holdings, Inc.	6,930	232,917
Consolidated Communications Holdings, Inc.	3,778	94,639
Enventis Corp.	2,046	37,196
FairPoint Communications, Inc.*	2,294	34,800
General Communication, Inc., Class A*	5,401	58,925
IDT Corp., Class B	2,295	36,858
inContact, Inc.*	8,251	71,742
Inteliquent, Inc.	4,871	60,644
Intelsat S.A.*	1,058	18,134
Lumos Networks Corp.	2,413	39,211
magicJack VocalTec Ltd.*	32,937	324,429
Premiere Global Services, Inc.*	1,105	13,227

		1,077,302

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.(b)*	1,729	4,357
NTELOS Holdings Corp.	1,169	12,438
RingCentral, Inc., Class A*	4,226	53,713
Shenandoah Telecommunications Co.	3,059	75,894

		146,402

Total Telecommunication Services		1,223,704

Utilities (0.1%)
Independent Power and Renewable Electricity Producers (0.1%)
Abengoa Yield plc*	225	8,006
Ormat Technologies, Inc.	1,007	26,454
Pattern Energy Group, Inc.	5,869	181,469
TerraForm Power, Inc., Class A*	1,285	37,085

		253,014

Water Utilities (0.0%)
American States Water Co.	354	10,769
SJW Corp.	490	13,166
York Water Co.	1,069	21,380

		45,315

Total Utilities		298,329

Total Common Stocks (95.6%) (Cost $217,047,781)		245,899,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)†	139,552	$—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	855	—

Total Investments (95.6%) (Cost $217,681,347)		245,899,086
Other Assets Less Liabilities (4.4%)		11,320,293

Net Assets (100%)		$257,219,379

*	Non-income producing.

†	Securities (totaling $11,042 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	52	December-14	$5,974,110	$5,702,320	$(271,790)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$49,420,576	$1,886,876	$—	(a)	$51,307,452
Consumer Staples	4,639,788	—	—		4,639,788
Energy	5,760,466	—	—		5,760,466
Financials	19,392,569	560,770	—		19,953,339
Health Care	46,901,875	—	11,042		46,912,917
Industrials	33,456,471	502,417	—		33,958,888
Information Technology	65,900,801	4,734,908	—		70,635,709
Materials	11,208,494	—	—		11,208,494
Telecommunication Services	1,219,347	4,357	—		1,223,704
Utilities	298,329	—	—		298,329
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—
Warrants
Energy	—	—	—	(a)	—

Total Assets	$238,198,716	$7,689,328	$11,042		$245,899,086

Liabilities:
Futures	$(271,790)	$—	$—		$(271,790)

Total Liabilities	$(271,790)	$—	$—		$(271,790)

Total	$237,926,926	$7,689,328	$11,042		$245,627,296

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the period ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,937,346
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,294,603

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,878,418
Aggregate gross unrealized depreciation	(24,660,679)

Net unrealized appreciation	$28,217,739

Federal income tax cost of investments	$217,681,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.1%)
BorgWarner, Inc.	2,947	$155,042
Delphi Automotive plc	3,871	237,447
Goodyear Tire & Rubber Co.	3,554	80,267
International Automotive Components Group North America LLC(b)*†	131,578	88,651
Johnson Controls, Inc.	8,603	378,532

		939,939

Automobiles (1.1%)
Ford Motor Co.	50,086	740,772
General Motors Co.	154,662	4,939,904
Harley-Davidson, Inc.	2,813	163,717
Volkswagen AG (Preference)	10,249	2,128,158

		7,972,551

Distributors (0.0%)
Genuine Parts Co.	1,976	173,315

Diversified Consumer Services (0.1%)
Cengage Learning Holdings II LP(b)*	21,311	655,313
H&R Block, Inc.	3,553	110,179

		765,492

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	5,818	233,709
Chipotle Mexican Grill, Inc.*	401	267,302
Darden Restaurants, Inc.	1,708	87,894
Marriott International, Inc., Class A	2,814	196,699
McDonald’s Corp.	12,681	1,202,286
Starbucks Corp.	9,701	732,037
Starwood Hotels & Resorts Worldwide, Inc.	2,460	204,697
Wyndham Worldwide Corp.	1,616	131,316
Wynn Resorts Ltd.	1,047	195,873
Yum! Brands, Inc.	5,677	408,630

		3,660,443

Household Durables (0.1%)
D.R. Horton, Inc.	4,287	87,969
Garmin Ltd.	1,561	81,157
Harman International Industries, Inc.	881	86,373
Leggett & Platt, Inc.	1,785	62,332
Lennar Corp., Class A	2,299	89,270
Mohawk Industries, Inc.*	801	107,991
Newell Rubbermaid, Inc.	3,535	121,640
PulteGroup, Inc.	4,358	76,962
Whirlpool Corp.	1,011	147,252

		860,946

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	4,893	1,577,699
Expedia, Inc.	1,281	112,241
Netflix, Inc.*	776	350,116
Priceline Group, Inc.*	677	784,359
TripAdvisor, Inc.*	1,436	131,279

		2,955,694

Leisure Products (0.0%)
Hasbro, Inc.	1,479	81,337
Mattel, Inc.	4,375	134,094

		215,431

Media (4.7%)
Cablevision Systems Corp. - New York Group, Class A	2,811	49,220
CBS Corp. (Non-Voting), Class B	80,311	4,296,638
Comcast Corp., Class A	54,599	2,930,405
DIRECTV*	6,487	561,255
Discovery Communications, Inc., Class A*	1,910	72,198
Discovery Communications, Inc., Class C*	3,531	131,636
Gannett Co., Inc.	2,922	86,696
Interpublic Group of Cos., Inc.	5,450	99,844
News Corp., Class A*	6,454	105,523
Omnicom Group, Inc.	3,243	223,313
Reed Elsevier plc	285,486	4,572,618
Scripps Networks Interactive, Inc., Class A	1,339	104,562
Time Warner Cable, Inc.	43,694	6,269,652
Time Warner, Inc.	43,661	3,283,744
Tribune Co., Class 1C Litigation Interests(b)*†	24,102	—
Tribune Media Co., Class A*	15,991	1,052,208
Tribune Media Co., Class B*	11,384	774,112
Tribune Publishing Co.*	7,487	151,088
Twenty-First Century Fox, Inc., Class A	24,323	834,036
Twenty-First Century Fox, Inc., Class B	189,897	6,325,469
Viacom, Inc., Class B	4,917	378,314
Walt Disney Co.	20,394	1,815,678

		34,118,209

Multiline Retail (0.5%)
Dollar General Corp.*	3,912	239,062
Dollar Tree, Inc.*	2,655	148,866
Family Dollar Stores, Inc.	1,241	95,855
Kohl’s Corp.	30,773	1,878,076
Macy’s, Inc.	4,560	265,301
Nordstrom, Inc.	1,842	125,937
Target Corp.	8,191	513,412

		3,266,509

Specialty Retail (0.7%)
AutoNation, Inc.*	1,012	50,914
AutoZone, Inc.*	420	214,057
Bed Bath & Beyond, Inc.*	2,608	171,685
Best Buy Co., Inc.	3,750	125,963
CarMax, Inc.*	2,836	131,732
GameStop Corp., Class A	1,454	59,905
Gap, Inc.	3,540	147,583
Home Depot, Inc.	17,381	1,594,533
L Brands, Inc.	3,178	212,862
Lowe’s Cos., Inc.	12,747	674,571
O’Reilly Automotive, Inc.*	1,340	201,482
PetSmart, Inc.	1,288	90,276
Ross Stores, Inc.	2,709	204,746
Staples, Inc.	8,286	100,261
Tiffany & Co.	1,453	139,938
TJX Cos., Inc.	8,948	529,453
Tractor Supply Co.	1,777	109,303
Urban Outfitters, Inc.*	1,329	48,774

		4,808,038

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,556	126,629
Fossil Group, Inc.*	601	56,434
Michael Kors Holdings Ltd.*	2,652	189,326
NIKE, Inc., Class B	9,083	810,204
PVH Corp.	1,068	129,388
Ralph Lauren Corp.	784	129,148
Under Armour, Inc., Class A*	2,149	148,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	4,451	$293,900

		1,883,525

Total Consumer Discretionary		61,620,092

Consumer Staples (8.6%)
Beverages (1.4%)
Brown-Forman Corp., Class B	2,040	184,049
Coca-Cola Co.	50,979	2,174,764
Coca-Cola Enterprises, Inc.	15,887	704,747
Constellation Brands, Inc., Class A*	2,164	188,614
Dr. Pepper Snapple Group, Inc.	2,519	161,997
Molson Coors Brewing Co., Class B	2,062	153,495
Monster Beverage Corp.*	1,858	170,323
PepsiCo, Inc.	63,760	5,935,419

		9,673,408

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	5,661	709,437
CVS Health Corp.	53,000	4,218,270
Kroger Co.	95,580	4,970,160
Safeway, Inc.	2,986	102,420
Sysco Corp.	7,580	287,661
Tesco plc	286,952	866,188
Walgreen Co.	62,468	3,702,478
Wal-Mart Stores, Inc.	20,392	1,559,376
Whole Foods Market, Inc.	4,665	177,783

		16,593,773

Food Products (0.5%)
Archer-Daniels-Midland Co.	8,336	425,969
Campbell Soup Co.	2,319	99,091
ConAgra Foods, Inc.	5,465	180,564
General Mills, Inc.	7,910	399,059
Hershey Co.	1,927	183,894
Hormel Foods Corp.	1,730	88,905
J.M. Smucker Co.	1,315	130,172
Kellogg Co.	3,303	203,465
Keurig Green Mountain, Inc.	1,573	204,694
Kraft Foods Group, Inc.	7,664	432,250
McCormick & Co., Inc. (Non-Voting)	1,671	111,790
Mead Johnson Nutrition Co.	2,617	251,808
Mondelez International, Inc., Class A	21,771	745,983
Tyson Foods, Inc., Class A	3,784	148,976

		3,606,620

Household Products (0.6%)
Clorox Co.	1,668	160,195
Colgate-Palmolive Co.	11,087	723,094
Kimberly-Clark Corp.	4,829	519,455
Procter & Gamble Co.	34,969	2,928,304

		4,331,048

Personal Products (0.4%)
Avon Products, Inc.	222,232	2,800,123
Estee Lauder Cos., Inc., Class A	2,905	217,062

		3,017,185

Tobacco (3.4%)
Altria Group, Inc.	117,119	5,380,447
British American Tobacco plc	115,135	6,499,191
Imperial Tobacco Group plc	87,312	3,770,781
Lorillard, Inc.	88,463	5,299,818
Philip Morris International, Inc.	40,932	3,413,729
Reynolds American, Inc.	3,979	234,761

		24,598,727

Total Consumer Staples		61,820,761

Energy (7.9%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	62,251	4,050,050
Cameron International Corp.*	2,620	173,916
Diamond Offshore Drilling, Inc.	867	29,712
Ensco plc, Class A	28,017	1,157,382
FMC Technologies, Inc.*	3,033	164,722
Halliburton Co.	10,985	708,642
Helmerich & Payne, Inc.	1,403	137,312
Nabors Industries Ltd.	3,740	85,122
National Oilwell Varco, Inc.	5,557	422,888
Noble Corp. plc	3,295	73,215
Schlumberger Ltd.	16,742	1,702,494
Transocean Ltd.	75,062	2,399,732

		11,105,187

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	6,535	662,910
Apache Corp.	68,159	6,398,085
BG Group plc	133,861	2,473,900
BP plc	369,287	2,714,667
Cabot Oil & Gas Corp.	5,405	176,689
Chesapeake Energy Corp.	6,709	154,240
Chevron Corp.	24,523	2,926,084
Cimarex Energy Co.	1,121	141,840
ConocoPhillips Co.	15,880	1,215,138
CONSOL Energy, Inc.	57,268	2,168,167
Denbury Resources, Inc.	4,579	68,822
Devon Energy Corp.	4,967	338,650
EOG Resources, Inc.	7,071	700,170
EQT Corp.	1,956	179,052
Exxon Mobil Corp.	55,076	5,179,898
Hess Corp.	3,378	318,613
Kinder Morgan, Inc.	8,495	325,698
Marathon Oil Corp.	137,925	5,184,601
Marathon Petroleum Corp.	3,659	309,808
Murphy Oil Corp.	38,917	2,214,767
Newfield Exploration Co.*	1,778	65,911
Noble Energy, Inc.	4,655	318,216
Occidental Petroleum Corp.	10,068	968,038
ONEOK, Inc.	2,687	176,133
Phillips 66	7,217	586,814
Pioneer Natural Resources Co.	1,850	364,395
QEP Resources, Inc.	2,139	65,838
Range Resources Corp.	2,174	147,419
Royal Dutch Shell plc, Class A	167,551	6,417,537
Southwestern Energy Co.*	4,558	159,302
Spectra Energy Corp.	8,678	340,698
Talisman Energy, Inc.	218,227	1,887,697
Tesoro Corp.	1,663	101,410
Valero Energy Corp.	6,818	315,469
Williams Cos., Inc.	8,686	480,770

		46,247,446

Total Energy		57,352,633

Financials (15.6%)
Banks (6.1%)
Bank of America Corp.	135,810	2,315,561
BB&T Corp.	9,297	345,941
CIT Group, Inc.	50,072	2,301,309
Citigroup, Inc.	116,915	6,058,535
Citizens Financial Group, Inc.*	43,821	1,026,288
Columbia Banking System, Inc.	12,109	300,424
Comerica, Inc.	2,340	116,672
FCB Financial Holdings, Inc.*†	39,554	853,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	10,772	$215,656
Guaranty Bancorp	18,334	247,692
Huntington Bancshares, Inc./Ohio	10,548	102,632
ING Groep N.V. (CVA)*	174,393	2,491,221
JPMorgan Chase & Co.	128,959	7,768,490
KB Financial Group, Inc.	48,994	1,789,831
KeyCorp	11,322	150,922
M&T Bank Corp.	1,705	210,210
PNC Financial Services Group, Inc.	84,634	7,242,978
Regions Financial Corp.	17,845	179,164
Societe Generale S.A.	14,163	723,056
SunTrust Banks, Inc./Georgia	72,581	2,760,255
U.S. Bancorp/Minnesota	23,270	973,384
Wells Fargo & Co.	108,869	5,647,035
Zions Bancorp	2,621	76,166

		43,896,780

Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	719	144,059
Ameriprise Financial, Inc.	2,417	298,209
Bank of New York Mellon Corp.	14,613	565,961
BlackRock, Inc.	1,615	530,237
Charles Schwab Corp.	14,811	435,295
Credit Suisse Group AG (Registered)*	115,948	3,214,773
E*TRADE Financial Corp.*	3,748	84,667
Franklin Resources, Inc.	5,087	277,801
Goldman Sachs Group, Inc.	5,291	971,269
Invesco Ltd.	5,594	220,851
Legg Mason, Inc.	1,319	67,480
Lehman Brothers Holdings, Inc. Claim Assignment	10,579,142	2,658,052
Morgan Stanley	19,779	683,760
Northern Trust Corp.	2,852	194,022
State Street Corp.	5,469	402,573
T. Rowe Price Group, Inc.	3,402	266,717

		11,015,726

Consumer Finance (0.5%)
Ally Financial, Inc.*	74,780	1,730,409
American Express Co.	11,623	1,017,478
Capital One Financial Corp.	7,249	591,663
Discover Financial Services	5,965	384,086
Navient Corp.	5,432	96,201

		3,819,837

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	23,544	3,252,368
CME Group, Inc./Illinois	4,084	326,536
Intercontinental Exchange, Inc.	1,465	285,748
Leucadia National Corp.	4,083	97,339
McGraw Hill Financial, Inc.	3,498	295,406
Moody’s Corp.	2,400	226,800
NASDAQ OMX Group, Inc.	1,530	64,903

		4,549,100

Insurance (5.3%)
ACE Ltd.	48,480	5,084,098
Aflac, Inc.	5,858	341,229
Alleghany Corp.*	8,531	3,567,238
Allstate Corp.	57,483	3,527,732
American International Group, Inc.	130,859	7,069,003
Aon plc	3,751	328,850
Assurant, Inc.	921	59,220
Chubb Corp.	3,105	282,803
Cincinnati Financial Corp.	1,912	89,960
Genworth Financial, Inc., Class A*	6,367	83,408
Hartford Financial Services Group, Inc.	5,772	215,007
Lincoln National Corp.	3,371	180,618
Loews Corp.	3,934	163,890
Marsh & McLennan Cos., Inc.	7,029	367,898
MetLife, Inc.	79,782	4,285,889
Principal Financial Group, Inc.	3,532	185,324
Progressive Corp.	6,950	175,696
Prudential Financial, Inc.	5,940	522,364
Torchmark Corp.	1,686	88,296
Travelers Cos., Inc.	4,378	411,269
Unum Group	3,290	113,110
White Mountains Insurance Group Ltd.	13,520	8,518,546
XL Group plc	3,428	113,707
Zurich Insurance Group AG*	8,020	2,392,475

		38,167,630

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	7,908	2,956,880
American Tower Corp. (REIT)	5,117	479,105
Apartment Investment & Management Co. (REIT), Class A	1,878	59,758
AvalonBay Communities, Inc. (REIT)	1,695	238,944
Boston Properties, Inc. (REIT)	1,976	228,742
Crown Castle International Corp. (REIT)	4,308	346,923
Equity Residential (REIT)	4,672	287,702
Essex Property Trust, Inc. (REIT)	820	146,575
General Growth Properties, Inc. (REIT)	8,107	190,920
HCP, Inc. (REIT)	5,934	235,639
Health Care REIT, Inc. (REIT)	4,186	261,081
Host Hotels & Resorts, Inc. (REIT)	9,772	208,437
Kimco Realty Corp. (REIT)	5,311	116,364
Macerich Co. (REIT)	1,822	116,298
Plum Creek Timber Co., Inc. (REIT)	2,296	89,567
Prologis, Inc. (REIT)	6,472	243,994
Public Storage (REIT)	1,875	310,950
Simon Property Group, Inc. (REIT)	4,013	659,817
Ventas, Inc. (REIT)	3,782	234,295
Vornado Realty Trust (REIT)	2,259	225,810
Weyerhaeuser Co. (REIT)	6,829	217,572

		7,855,373

Real Estate Management & Development (0.4%)
Canary Wharf Group plc(b)*†	353,084	2,549,722
CBRE Group, Inc., Class A*	3,615	107,510
Forestar Group, Inc.*	21,907	388,192

		3,045,424

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,221	60,468
People’s United Financial, Inc.	3,987	57,692

		118,160

Total Financials		112,468,030

Health Care (10.4%)
Biotechnology (0.9%)
Alexion Pharmaceuticals, Inc.*	2,559	424,333
Amgen, Inc.	9,810	1,377,913
Biogen Idec, Inc.*	3,050	1,008,970
Celgene Corp.*	10,325	978,604
Gilead Sciences, Inc.*	19,522	2,078,117
Regeneron Pharmaceuticals, Inc.*	953	343,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	3,075	$345,353

		6,556,866

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	19,426	807,927
Baxter International, Inc.	7,001	502,462
Becton, Dickinson and Co.	2,477	281,907
Boston Scientific Corp.*	17,099	201,939
C.R. Bard, Inc.	964	137,572
CareFusion Corp.*	2,619	118,510
Covidien plc	5,835	504,786
DENTSPLY International, Inc.	1,823	83,129
Edwards Lifesciences Corp.*	1,370	139,945
Intuitive Surgical, Inc.*	464	214,284
Medtronic, Inc.	163,785	10,146,481
St. Jude Medical, Inc.	3,681	221,339
Stryker Corp.	30,453	2,459,080
Varian Medical Systems, Inc.*	1,331	106,640
Zimmer Holdings, Inc.	2,182	219,400

		16,145,401

Health Care Providers & Services (1.5%)
Aetna, Inc.	4,579	370,899
AmerisourceBergen Corp.	2,753	212,807
Cardinal Health, Inc.	4,347	325,677
Cigna Corp.	67,405	6,112,959
DaVita HealthCare Partners, Inc.*	2,218	162,224
Express Scripts Holding Co.*	9,627	679,955
Humana, Inc.	1,988	259,017
Laboratory Corp. of America Holdings*	1,096	111,518
McKesson Corp.	2,991	582,258
Patterson Cos., Inc.	1,119	46,360
Quest Diagnostics, Inc.	1,857	112,683
Tenet Healthcare Corp.*	1,268	75,307
UnitedHealth Group, Inc.	12,548	1,082,265
Universal Health Services, Inc., Class B	1,179	123,205
WellPoint, Inc.	3,542	423,694

		10,680,828

Health Care Technology (0.0%)
Cerner Corp.*	3,921	233,574

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	4,302	245,128
PerkinElmer, Inc.	1,448	63,133
Thermo Fisher Scientific, Inc.	5,157	627,607
Waters Corp.*	1,084	107,446

		1,043,314

Pharmaceuticals (5.6%)
AbbVie, Inc.	20,557	1,187,372
Actavis plc*	3,413	823,489
Allergan, Inc.	3,837	683,715
AstraZeneca plc	24,332	1,751,986
Bristol-Myers Squibb Co.	21,412	1,095,866
Eli Lilly & Co.	67,722	4,391,772
Hospira, Inc.*	59,543	3,098,022
Johnson & Johnson	36,422	3,882,221
Mallinckrodt plc*	1,461	131,709
Merck & Co., Inc.	203,815	12,082,153
Mylan, Inc.*	4,841	220,217
Perrigo Co. plc	1,727	259,378
Pfizer, Inc.	81,887	2,421,399
Teva Pharmaceutical Industries Ltd. (ADR)	147,809	7,944,734
Zoetis, Inc.	6,489	239,769

		40,213,802

Total Health Care		74,873,785

Industrials (5.6%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.*	32,193	2,702,280
Boeing Co.	8,655	1,102,474
General Dynamics Corp.	4,101	521,196
Honeywell International, Inc.	10,108	941,257
Huntington Ingalls Industries, Inc.	33,847	3,527,196
L-3 Communications Holdings, Inc.	1,112	132,239
Lockheed Martin Corp.	3,484	636,805
Northrop Grumman Corp.	2,685	353,776
Precision Castparts Corp.	1,853	438,939
Raytheon Co.	4,012	407,699
Rockwell Collins, Inc.	1,738	136,433
Textron, Inc.	3,621	130,320
United Technologies Corp.	10,988	1,160,333

		12,190,947

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,900	126,008
Expeditors International of Washington, Inc.	2,519	102,221
FedEx Corp.	3,428	553,451
United Parcel Service, Inc., Class B	9,084	892,866

		1,674,546

Airlines (0.1%)
Delta Air Lines, Inc.	10,886	393,529
Southwest Airlines Co.	8,847	298,763

		692,292

Building Products (0.0%)
Allegion plc	1,242	59,169
Masco Corp.	4,581	109,577

		168,746

Commercial Services & Supplies (0.2%)
ADT Corp.	2,235	79,253
Cintas Corp.	1,247	88,026
Iron Mountain, Inc. (REIT)	2,220	72,483
Pitney Bowes, Inc.	2,642	66,024
Republic Services, Inc.	3,261	127,244
Stericycle, Inc.*	1,095	127,633
Tyco International Ltd.	5,727	255,252
Waste Management, Inc.	5,603	266,311

		1,082,226

Construction & Engineering (0.0%)
Fluor Corp.	2,034	135,851
Jacobs Engineering Group, Inc.*	1,714	83,678
Quanta Services, Inc.*	2,797	101,503

		321,032

Electrical Equipment (0.2%)
AMETEK, Inc.	3,169	159,115
Eaton Corp. plc	6,151	389,789
Emerson Electric Co.	9,013	564,034
Rockwell Automation, Inc.	1,784	196,026

		1,308,964

Industrial Conglomerates (0.7%)
3M Co.	8,369	1,185,720
Danaher Corp.	7,873	598,191
General Electric Co.	129,584	3,319,942
Roper Industries, Inc.	1,293	189,153

		5,293,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.2%)
Caterpillar, Inc.	32,024	$3,171,337
CNH Industrial N.V.	216,277	1,720,962
Cummins, Inc.	2,210	291,676
Deere & Co.	4,628	379,450
Dover Corp.	2,154	173,031
Federal Signal Corp.	83,940	1,111,366
Flowserve Corp.	1,768	124,679
Illinois Tool Works, Inc.	4,711	397,703
Ingersoll-Rand plc	3,456	194,780
Joy Global, Inc.	1,267	69,102
PACCAR, Inc.	4,575	260,203
Pall Corp.	1,379	115,422
Parker-Hannifin Corp.	1,925	219,739
Pentair plc	2,486	162,808
Snap-on, Inc.	747	90,447
Stanley Black & Decker, Inc.	2,023	179,622
Xylem, Inc.	2,347	83,295

		8,745,622

Marine (0.8%)
A. P. Moller - Maersk A/S, Class B	2,401	5,703,523

Professional Services (0.1%)
Dun & Bradstreet Corp.	465	54,624
Equifax, Inc.	1,568	117,192
Nielsen N.V.	3,931	174,261
Robert Half International, Inc.	1,787	87,563

		433,640

Road & Rail (0.3%)
CSX Corp.	12,908	413,831
Kansas City Southern	1,427	172,952
Norfolk Southern Corp.	3,995	445,842
Ryder System, Inc.	686	61,720
Union Pacific Corp.	11,589	1,256,479

		2,350,824

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,530	158,497
United Rentals, Inc.*	1,239	137,653
W.W. Grainger, Inc.	787	198,048

		494,198

Total Industrials		40,459,566

Information Technology (11.5%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	248,552	6,256,054
F5 Networks, Inc.*	957	113,634
Harris Corp.	1,353	89,839
Juniper Networks, Inc.	5,185	114,848
Motorola Solutions, Inc.	2,851	180,411
QUALCOMM, Inc.	21,644	1,618,322

		8,373,108

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,023	202,017
Corning, Inc.	16,672	322,437
FLIR Systems, Inc.	1,839	57,634
Jabil Circuit, Inc.	2,584	52,119
TE Connectivity Ltd.	5,290	292,484

		926,691

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	2,295	137,241
eBay, Inc.*	14,586	826,005
Facebook, Inc., Class A*	25,185	1,990,623
Google, Inc., Class A*	3,669	2,158,876
Google, Inc., Class C*	3,669	2,118,334
VeriSign, Inc.*	1,453	80,089
Yahoo!, Inc.*	11,945	486,759

		7,797,927

IT Services (1.7%)
Accenture plc, Class A	8,152	662,921
Alliance Data Systems Corp.*	717	178,009
Automatic Data Processing, Inc.	6,209	515,844
Cognizant Technology Solutions Corp., Class A*	7,850	351,444
Computer Sciences Corp.	1,872	114,473
Fidelity National Information Services, Inc.	3,686	207,522
Fiserv, Inc.*	3,225	208,448
International Business Machines Corp.	11,981	2,274,353
MasterCard, Inc., Class A	12,711	939,597
Paychex, Inc.	4,222	186,612
Teradata Corp.*	2,001	83,882
Total System Services, Inc.	2,127	65,852
Visa, Inc., Class A	6,357	1,356,393
Western Union Co.	6,840	109,714
Xerox Corp.	369,447	4,887,784

		12,142,848

Semiconductors & Semiconductor Equipment (1.1%)
Altera Corp.	3,990	142,762
Analog Devices, Inc.	4,051	200,484
Applied Materials, Inc.	15,751	340,379
Avago Technologies Ltd.	3,246	282,402
Broadcom Corp., Class A	6,945	280,717
First Solar, Inc.*	971	63,902
Intel Corp.	63,938	2,226,321
KLA-Tencor Corp.	2,141	168,668
Lam Research Corp.	2,099	156,795
Linear Technology Corp.	3,082	136,810
Microchip Technology, Inc.	2,581	121,901
Micron Technology, Inc.*	13,844	474,295
NVIDIA Corp.	6,647	122,637
Samsung Electronics Co., Ltd.	2,100	2,356,219
Texas Instruments, Inc.	13,786	657,454
Xilinx, Inc.	3,465	146,743

		7,878,489

Software (3.3%)
Adobe Systems, Inc.*	6,103	422,267
Autodesk, Inc.*	2,939	161,939
CA, Inc.	4,141	115,700
Citrix Systems, Inc.*	2,122	151,384
Electronic Arts, Inc.*	4,026	143,366
Intuit, Inc.	3,673	321,938
Microsoft Corp.	324,423	15,040,250
Oracle Corp.	41,998	1,607,683
Red Hat, Inc.*	2,436	136,781
Salesforce.com, Inc.*	7,436	427,793
Symantec Corp.	238,891	5,616,327

		24,145,428

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	159,785	16,098,339
EMC Corp.	26,198	766,554
Hewlett-Packard Co.	103,321	3,664,796
NetApp, Inc.	4,122	177,081
SanDisk Corp.	2,896	283,663
Seagate Technology plc	4,225	241,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Western Digital Corp.	2,842	$276,583

		21,508,982

Total Information Technology		82,773,473

Materials (3.3%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	2,476	322,326
Airgas, Inc.	866	95,823
CF Industries Holdings, Inc.	641	178,980
Dow Chemical Co.	14,496	760,170
E.I. du Pont de Nemours & Co.	11,819	848,132
Eastman Chemical Co.	1,926	155,794
Ecolab, Inc.	3,480	399,609
FMC Corp.	1,722	98,481
International Flavors & Fragrances, Inc.	1,042	99,907
LyondellBasell Industries N.V., Class A	5,492	596,761
Monsanto Co.	6,775	762,255
Mosaic Co.	4,112	182,614
PPG Industries, Inc.	1,780	350,197
Praxair, Inc.	3,771	486,459
Sherwin-Williams Co.	1,073	234,976
Sigma-Aldrich Corp.	1,535	208,775

		5,781,259

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	796	102,636
Vulcan Materials Co.	1,694	102,030

		204,666

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,210	54,026
Ball Corp.	1,787	113,063
Bemis Co., Inc.	1,281	48,704
MeadWestvaco Corp.	77,890	3,188,817
Owens-Illinois, Inc.*	2,112	55,018
Sealed Air Corp.	2,740	95,571

		3,555,199

Metals & Mining (1.4%)
Alcoa, Inc.	15,196	244,504
Allegheny Technologies, Inc.	1,411	52,348
Anglo American plc	74,981	1,682,327
Freeport-McMoRan, Inc.	144,780	4,727,067
Newmont Mining Corp.	6,443	148,511
Nucor Corp.	4,112	223,199
ThyssenKrupp AG*	103,112	2,705,645

		9,783,601

Paper & Forest Products (0.6%)
International Paper Co.	92,890	4,434,569

Total Materials		23,759,294

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	66,971	2,360,058
CenturyLink, Inc.	7,357	300,828
Frontier Communications Corp.	12,863	83,738
Koninklijke KPN N.V.*	717,178	2,298,095
Verizon Communications, Inc.	53,535	2,676,215
Windstream Holdings, Inc.	7,761	83,663

		7,802,597

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,346,731	4,462,569

Total Telecommunication Services		12,265,166

Utilities (1.6%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	6,316	329,758
Duke Energy Corp.	9,141	683,473
Edison International	4,206	235,200
Entergy Corp.	20,694	1,600,267
Exelon Corp.	11,110	378,740
FirstEnergy Corp.	5,443	182,721
NextEra Energy, Inc.	5,639	529,389
Northeast Utilities	4,076	180,567
Pepco Holdings, Inc.	3,257	87,157
Pinnacle West Capital Corp.	1,432	78,244
PPL Corp.	8,582	281,833
Southern Co.	11,569	504,987
Xcel Energy, Inc.	6,529	198,482

		5,270,818

Gas Utilities (0.0%)
AGL Resources, Inc.	1,547	79,423

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	8,605	122,019
NRG Energy, Inc.	102,716	3,130,784

		3,252,803

Multi-Utilities (0.4%)
Ameren Corp.	3,144	120,509
CenterPoint Energy, Inc.	5,553	135,882
CMS Energy Corp.	3,554	105,412
Consolidated Edison, Inc.	3,784	214,401
Dominion Resources, Inc.	7,526	519,971
DTE Energy Co.	2,290	174,223
Integrys Energy Group, Inc.	1,028	66,635
NiSource, Inc.	4,063	166,502
PG&E Corp.	6,090	274,294
Public Service Enterprise Group, Inc.	6,533	243,289
SCANA Corp.	1,834	90,985
Sempra Energy	2,986	314,665
TECO Energy, Inc.	3,017	52,435
Wisconsin Energy Corp.	2,904	124,872

		2,604,075

Total Utilities		11,207,119

Total Common Stocks (74.7%) (Cost $337,510,186)		538,599,919

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.4%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Company, Inc.
5.949%, 3/1/17	$1,386,721	1,260,797
9.750%, 3/1/17	718,000	679,183
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(b)(h)*†	2,014,000	—

		1,939,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.7%)
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 3/31/20	$134,663	$134,393
Clear Channel Communications, Inc., Term Loan
3.807%, 1/29/16	18,817	18,614
6.907%, 1/30/19	2,267,587	2,158,814
7.657%, 7/30/19	728,853	710,631
iHeartCommunications, Inc.
9.000%, 12/15/19	2,028,000	2,043,210

		5,065,662

Multiline Retail (0.3%)
J.C. Penney Co., Inc., Term Loan
6.000%, 5/22/18	2,000,682	1,995,681

Specialty Retail (0.1%)
Toys “R” Us, Inc.
7.375%, 9/1/16§	499,000	499,033
Term Loan
6.000%, 9/1/16	404,367	396,785

		895,818

Total Consumer Discretionary		9,897,141

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
NGPL PipeCo LLC
7.119%, 12/15/17§	743,000	754,145
9.625%, 6/1/19§	1,103,000	1,177,453
Term Loan
6.750%, 9/15/17	62,624	62,258

Total Energy		1,993,856

Information Technology (0.9%)
Communications Equipment (0.7%)
Avaya, Inc.
7.000%, 4/1/19§	966,000	937,020
10.500%, 3/1/21§	2,659,000	2,333,272
Term Loan
4.655%, 10/26/17	1,442,989	1,372,343
6.500%, 3/31/18	353,808	350,104

		4,992,739

IT Services (0.2%)
First Data Corp.
12.625%, 1/15/21	268,000	320,260
11.750%, 8/15/21	740,000	854,700
First Data Holdings, Inc.
14.500%, 9/24/19 PIK§	106,432	112,818

		1,287,778

Total Information Technology		6,280,517

Materials (0.0%)
Metals & Mining (0.0%)
Walter Energy, Inc.
9.500%, 10/15/19§	240,000	217,200
11.000%, 4/1/20 PIK§	71,000	33,370
Term Loan
7.250%, 4/1/18	101,000	88,804

Total Materials		339,374

Utilities (0.8%)
Electric Utilities (0.8%)
Energy Future Holdings Corp., Term Loan
4.650%, 10/10/17	5,264,099	3,895,434
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20(h)§	2,404,000	2,013,350

Total Utilities		5,908,784

Total Corporate Bonds		24,419,672

Government Security (0.1%)
Municipal Bond (0.1%)
Commonwealth of Puerto Rico, General Obligations,
Series A
8.000%, 7/1/35	$1,120,000	985,623

Total Long-Term Debt Securities (3.5%) (Cost $26,974,942)		25,405,295

SHORT-TERM INVESTMENTS:
Government Securities (2.9%)
U.S. Treasury Bills
0.01%, 10/2/14(p)	$1,000,000	1,000,000
0.02%, 10/9/14(p)	1,500,000	1,499,993
0.01%, 10/16/14(p)	3,000,000	2,999,982
0.02%, 10/23/14(p)	1,000,000	999,986
0.02%, 10/30/14(p)	2,000,000	1,999,964
0.02%, 1/2/15(p)	4,000,000	3,999,742
0.02%, 1/8/15(p)	1,500,000	1,499,908
0.02%, 1/22/15(p)	2,000,000	1,999,859
0.03%, 3/5/15(p)	2,000,000	1,999,699
0.03%, 3/12/15(p)	2,000,000	1,999,708
0.05%, 4/2/15(p)	1,000,000	999,759

Total Government Securities		20,998,600

Total Short-Term Investments (2.9%) (Cost $20,998,184)		20,998,600

Total Investments (81.1%) (Cost $385,483,312)		585,003,814
Other Assets Less Liabilities (18.9%)		136,611,126

Net Assets (100%)		$721,614,940

*	Non-income producing.

†	Securities (totaling $3,491,731 or 0.5% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $8,077,661 or 1.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,292	December-14	$128,031,458	$126,971,300	$(1,060,158)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/19/15	Bank of America	98	$159,256	$163,930	$(4,674)
British Pound vs. U.S. Dollar, expiring 2/19/15	Barclays Bank plc	113	182,420	182,357	63
British Pound vs. U.S. Dollar, expiring 2/19/15	Credit Suisse	15	23,937	23,933	4
British Pound vs. U.S. Dollar, expiring 2/19/15	Credit Suisse	60	96,826	96,808	18
British Pound vs. U.S. Dollar, expiring 2/19/15	Deutsche Bank AG	284	459,184	463,238	(4,054)
British Pound vs. U.S. Dollar, expiring 2/19/15	Deutsche Bank AG	120	193,652	193,654	(2)
British Pound vs. U.S. Dollar, expiring 2/19/15	HSBC Bank plc	99	160,143	160,669	(526)
British Pound vs. U.S. Dollar, expiring 2/19/15	State Street Bank & Trust	132	213,936	214,357	(421)
British Pound vs. U.S. Dollar, expiring 2/19/15	State Street Bank & Trust	91	147,302	147,413	(111)
British Pound vs. U.S. Dollar, expiring 2/19/15	State Street Bank & Trust	166	268,755	270,307	(1,552)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	34	43,158	43,350	(192)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	52	65,372	65,768	(396)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	11	13,627	14,473	(846)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	15	18,671	19,793	(1,122)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	16	19,931	21,098	(1,167)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	12	15,309	15,504	(195)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	25	32,172	33,991	(1,819)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	16	19,931	21,082	(1,151)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	24	30,632	32,474	(1,842)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	11	13,627	14,472	(845)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	12	14,951	15,807	(856)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Credit Suisse	11	13,626	14,471	(845)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Credit Suisse	24	30,631	32,436	(1,805)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Credit Suisse	12	15,244	15,468	(224)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Credit Suisse	9	11,600	11,645	(45)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Deutsche Bank AG	11	$13,627	$14,465	$(838)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Deutsche Bank AG	24	30,632	32,464	(1,832)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Deutsche Bank AG	12	15,309	15,488	(179)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	24	30,632	32,452	(1,820)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	11	14,378	15,266	(888)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	18	23,200	23,348	(148)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	15	19,079	20,263	(1,184)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	10	12,887	13,683	(796)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	12	14,615	15,446	(831)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	22	27,254	28,958	(1,704)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	17	21,579	21,692	(113)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	24	30,632	32,461	(1,829)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	18	23,160	23,298	(138)
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	20,495	19,318	19,295	23
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	7	7,606	7,747	(141)
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Deutsche Bank AG	2	1,899	1,941	(42)
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Deutsche Bank AG	7	7,761	7,945	(184)

					$(37,249)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/19/15	Bank of America	5,597	$9,324,948	$9,060,670	$264,278
British Pound vs. U.S. Dollar, expiring 2/19/15	Credit Suisse	5,597	9,327,186	9,060,669	266,517
British Pound vs. U.S. Dollar, expiring 2/19/15	State Street Bank & Trust	5,611	9,350,765	9,083,029	267,736
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	37	50,460	46,805	3,655
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	35	48,023	44,459	3,564
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	2,365	3,244,945	2,987,791	257,154
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	40	54,477	50,538	3,939
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	306	416,879	386,744	30,135
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	3,040	4,172,536	3,841,445	331,091
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	39	53,631	49,745	3,886
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	28	38,113	35,377	2,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	234	$319,634	$295,953	$23,681
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Deutsche Bank AG	117	159,945	147,976	11,969
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	22	30,559	28,313	2,246
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	234	318,806	295,953	22,853
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	370	507,841	467,647	40,194
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	1,000	1,364,093	1,263,457	100,636
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	26	35,512	32,909	2,603
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	11	15,280	14,157	1,123
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Bank of America	9	12,250	11,746	504
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Bank of America	9	11,821	11,507	314
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Bank of America	1,716	2,336,635	2,169,715	166,920
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Bank of America	11	14,958	14,312	646
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Bank of America	5	6,958	6,773	185
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Credit Suisse	16	21,165	20,587	578
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Credit Suisse	2	3,186	3,048	138
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Credit Suisse	16	20,961	20,312	649
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Credit Suisse	3	3,367	3,204	163
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Deutsche Bank AG	24	31,852	30,472	1,380
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Deutsche Bank AG	16	20,681	20,233	448
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Deutsche Bank AG	17	22,977	22,113	864
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Deutsche Bank AG	32	41,889	40,623	1,266
European Union Euro vs. U.S. Dollar, expiring 1/20/15	Deutsche Bank AG	6	7,479	7,156	323
European Union Euro vs. U.S. Dollar, expiring 1/20/15	HSBC Bank plc	14	19,055	18,213	842
European Union Euro vs. U.S. Dollar, expiring 1/20/15	HSBC Bank plc	49	63,457	61,759	1,698
European Union Euro vs. U.S. Dollar, expiring 1/20/15	HSBC Bank plc	24	31,858	30,472	1,386
European Union Euro vs. U.S. Dollar, expiring 1/20/15	HSBC Bank plc	16	20,711	20,233	478
European Union Euro vs. U.S. Dollar, expiring 1/20/15	State Street Bank & Trust	65	84,562	82,347	2,215
European Union Euro vs. U.S. Dollar, expiring 1/20/15	State Street Bank & Trust	3	3,440	3,355	85
European Union Euro vs. U.S. Dollar, expiring 1/20/15	State Street Bank & Trust	39	51,090	48,941	2,149
European Union Euro vs. U.S. Dollar, expiring 1/20/15	State Street Bank & Trust	24	31,854	30,471	1,383
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	37,926	36,976	35,748	1,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	79,167	$76,247	$74,619	$1,628
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	69,134	67,075	65,163	1,912
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	319,289	308,112	300,946	7,166
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	58,261	56,063	54,914	1,149
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	196,083	190,613	184,819	5,794
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	37,926	36,976	35,748	1,228
Korean Won vs. U.S. Dollar, expiring 2/12/15	Bank of America	238,581	229,718	224,875	4,843
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	298,226	287,147	281,094	6,053
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	232,931	224,254	219,549	4,705
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	339,333	327,369	319,839	7,530
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	59,839	57,771	56,402	1,369
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	197,751	190,618	186,391	4,227
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	394,426	381,226	371,767	9,459
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	94,985	92,416	89,528	2,888
Korean Won vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	94,904	92,454	89,452	3,002
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	66,254	64,406	62,448	1,958
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	161,695	157,184	152,406	4,778
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	221,002	215,353	208,306	7,047
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	53,842	51,976	50,749	1,227
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	229,228	222,995	216,059	6,936
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	222,925	217,275	210,118	7,157
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	155,702	149,926	146,757	3,169
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	146,586	142,583	138,165	4,418
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	38,138	36,735	35,947	788
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	148,013	143,590	139,510	4,080
Korean Won vs. U.S. Dollar, expiring 2/12/15	HSBC Bank plc	203,464	197,462	191,776	5,686
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Bank of America	848	939,890	890,022	49,868
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Bank of America	13	14,341	13,657	684
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Credit Suisse	11	12,140	11,482	658
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Deutsche Bank AG	13	14,187	13,546	641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Swiss Franc vs. U.S. Dollar, expiring 2/12/15	Deutsche Bank AG	15	$16,246	$15,602	$644

					$1,988,530

					$1,951,281

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$54,088,979	$6,787,149	$743,964		$61,620,092
Consumer Staples	50,684,601	11,136,160	—		61,820,761
Energy	45,746,529	11,606,104	—		57,352,633
Financials	95,795,542	13,269,408	3,403,080		112,468,030
Health Care	73,121,799	1,751,986	—		74,873,785
Industrials	33,035,081	7,424,485	—		40,459,566
Information Technology	80,417,254	2,356,219	—		82,773,473
Materials	19,371,322	4,387,972	—		23,759,294
Telecommunication Services	5,504,502	6,760,664	—		12,265,166
Utilities	11,207,119	—	—		11,207,119
Corporate Bonds
Consumer Discretionary	—	9,897,141	—	(c)	9,897,141
Energy	—	1,993,856	—		1,993,856
Information Technology	—	6,280,517	—		6,280,517
Materials	—	339,374	—		339,374
Utilities	—	5,908,784	—		5,908,784
Forward Currency Contracts	—	1,988,638	—		1,988,638
Government Securities
Municipal Bonds	—	985,623	—		985,623
Short-Term Investments	—	20,998,600	—		20,998,600

Total Assets	$468,972,728	$113,872,680	$4,147,044		$586,992,452

Liabilities:
Forward Currency Contracts	$—	$(37,357)	$—		$(37,357)
Futures	(1,060,158)	—	—		(1,060,158)

Total Liabilities	$(1,060,158)	$(37,357)	$—		$(1,097,515)

Total	$467,912,570	$113,835,323	$4,147,044		$585,894,937

(a)	A security with a market value of $184,049 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $86,373 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,036,774
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,811,355

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,700,970
Aggregate gross unrealized depreciation	(17,547,759)

Net unrealized appreciation	$193,153,211

Federal income tax cost of investments	$391,850,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (2.6%)
Cooper Tire & Rubber Co.	5,465	$156,845
Cooper-Standard Holding, Inc.*	1,222	76,253
Dana Holding Corp.	7,449	142,797
Federal-Mogul Holdings Corp.*	2,757	40,997
Fuel Systems Solutions, Inc.*	1,263	11,253
Gentherm, Inc.*	81,500	3,441,745
Modine Manufacturing Co.*	3,257	38,661
Remy International, Inc.	1,256	25,786
Shiloh Industries, Inc.*	29	493
Spartan Motors, Inc.	3,040	14,197
Standard Motor Products, Inc.	764	26,305
Stoneridge, Inc.*	685	7,720
Strattec Security Corp.	75	6,101
Superior Industries International, Inc.	2,230	39,092

		4,028,245

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,943	103,057
VOXX International Corp.*	1,919	17,846
Weyco Group, Inc.	554	13,911

		134,814

Diversified Consumer Services (0.5%)
2U, Inc.*	584	9,105
American Public Education, Inc.*	113	3,050
Ascent Capital Group, Inc., Class A*	1,315	79,163
Bridgepoint Education, Inc.*	1,618	18,057
Career Education Corp.*	6,274	31,872
Carriage Services, Inc.	1,338	23,188
Chegg, Inc.*	7,025	43,836
Education Management Corp.*	1,877	2,046
Houghton Mifflin Harcourt Co.*	10,323	200,679
ITT Educational Services, Inc.*	2,184	9,369
K12, Inc.*	1,916	30,579
Matthews International Corp., Class A	2,817	123,638
Regis Corp.	4,124	65,819
Steiner Leisure Ltd.*	1,415	53,190
Universal Technical Institute, Inc.	1,969	18,410
Weight Watchers International, Inc.*	237	6,503

		718,504

Hotels, Restaurants & Leisure (2.5%)
Belmond Ltd., Class A*	9,219	107,494
Biglari Holdings, Inc.*	166	56,400
BJ’s Restaurants, Inc.*	1,693	60,931
Bob Evans Farms, Inc.	2,343	110,918
Boyd Gaming Corp.*	1,570	15,951
Bravo Brio Restaurant Group, Inc.*	194,148	2,518,100
Caesars Acquisition Co., Class A*	4,323	40,939
Caesars Entertainment Corp.*	4,223	53,125
Carrols Restaurant Group, Inc.*	3,245	23,072
Churchill Downs, Inc.	434	42,315
Cracker Barrel Old Country Store, Inc.	106	10,938
Denny’s Corp.*	2,692	18,925
DineEquity, Inc.	957	78,082
Einstein Noah Restaurant Group, Inc.	112	2,258
El Pollo Loco Holdings, Inc.*	163	5,853
Empire Resorts, Inc.*	1,447	9,709
International Speedway Corp., Class A	2,605	82,422
Interval Leisure Group, Inc.	857	16,326
Intrawest Resorts Holdings, Inc.*	1,264	12,223
Isle of Capri Casinos, Inc.*	1,944	14,580
La Quinta Holdings, Inc.*	1,231	23,377
Life Time Fitness, Inc.*	3,666	184,913
Marcus Corp.	1,729	27,318
Marriott Vacations Worldwide Corp.*	2,695	170,890
Monarch Casino & Resort, Inc.*	928	11,052
Morgans Hotel Group Co.*	1,848	14,913
Penn National Gaming, Inc.*	7,413	83,100
Ruby Tuesday, Inc.*	5,941	34,992
Ruth’s Hospitality Group, Inc.	1,230	13,579
Scientific Games Corp., Class A*	1,766	19,020
Sonic Corp.*	1,578	35,284
Speedway Motorsports, Inc.	1,029	17,555

		3,916,554

Household Durables (0.7%)
Beazer Homes USA, Inc.*	1,496	25,103
Century Communities, Inc.*	298	5,170
CSS Industries, Inc.	883	21,413
Dixie Group, Inc.*	362	3,139
Ethan Allen Interiors, Inc.	2,417	55,108
Flexsteel Industries, Inc.	432	14,571
Helen of Troy Ltd.*	1,702	89,389
Hovnanian Enterprises, Inc., Class A*	11,296	41,456
KB Home	2,151	32,136
La-Z-Boy, Inc.	752	14,882
LGI Homes, Inc.*	1,097	20,141
Libbey, Inc.*	163	4,280
Lifetime Brands, Inc.	1,024	15,677
M.D.C. Holdings, Inc.	3,722	94,241
M/I Homes, Inc.*	2,367	46,914
Meritage Homes Corp.*	3,729	132,379
NACCO Industries, Inc., Class A	454	22,577
New Home Co., Inc.*	867	11,705
Ryland Group, Inc.	4,473	148,683
Skullcandy, Inc.*	1,961	15,276
Standard Pacific Corp.*	13,748	102,973
TRI Pointe Homes, Inc.*	12,669	163,937
UCP, Inc., Class A*	756	9,034
WCI Communities, Inc.*	1,176	21,685
William Lyon Homes, Class A*	1,496	33,062

		1,144,931

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	2,347	16,875
FTD Cos., Inc.*	1,613	55,020
Gaiam, Inc., Class A*	1,229	9,021
Lands’ End, Inc.*	1,565	64,353
Orbitz Worldwide, Inc.*	2,682	21,107
Shutterfly, Inc.*	1,435	69,942
ValueVision Media, Inc., Class A*	2,655	13,620

		249,938

Leisure Products (0.2%)
Arctic Cat, Inc.	806	28,065
Black Diamond, Inc.*	2,154	16,284
Brunswick Corp.	4,403	185,543
Callaway Golf Co.	7,386	53,475
Escalade, Inc.	701	8,454
JAKKS Pacific, Inc.*	1,723	12,233
Johnson Outdoors, Inc., Class A	459	11,888
LeapFrog Enterprises, Inc.*	6,324	37,881
Nautilus, Inc.*	1,190	14,244

		368,067

Media (0.8%)
AH Belo Corp., Class A	1,695	18,086
AMC Entertainment Holdings, Inc., Class A	2,029	46,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Central European Media Enterprises Ltd., Class A*	6,597	$14,843
Crown Media Holdings, Inc., Class A*	508	1,626
Cumulus Media, Inc., Class A*	4,278	17,240
Daily Journal Corp.*	104	18,772
Dex Media, Inc.*	1,410	13,480
Entercom Communications Corp., Class A*	2,436	19,561
Entravision Communications Corp., Class A	350	1,386
Eros International plc*	1,344	19,636
EW Scripps Co., Class A*	2,965	48,359
Global Sources Ltd.*	1,639	10,998
Harte-Hanks, Inc.	4,713	30,022
Hemisphere Media Group, Inc.*	802	8,549
Journal Communications, Inc., Class A*	4,337	36,561
Lee Enterprises, Inc.*	5,008	16,927
Martha Stewart Living Omnimedia, Inc., Class A*	592	2,131
McClatchy Co., Class A*	5,895	19,807
MDC Partners, Inc., Class A	3,035	58,242
Media General, Inc.*	5,163	67,687
Meredith Corp.	3,409	145,905
National CineMedia, Inc.	4,493	65,193
New Media Investment Group, Inc.	3,466	57,640
New York Times Co., Class A	13,098	146,960
ReachLocal, Inc.*	520	1,877
Reading International, Inc., Class A*	1,664	13,978
Rentrak Corp.*	89	5,424
Saga Communications, Inc., Class A	264	8,865
Salem Communications Corp., Class A	909	6,917
Scholastic Corp.	2,507	81,026
SFX Entertainment, Inc.*	4,213	21,149
Sizmek, Inc.*	2,098	16,238
Time, Inc.*	10,470	245,312
Townsquare Media, Inc.*	308	3,702

		1,290,746

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,372	11,470
Burlington Stores, Inc.*	271	10,802
Fred’s, Inc., Class A	3,514	49,196
Tuesday Morning Corp.*	761	14,767

		86,235

Specialty Retail (5.9%)
Aeropostale, Inc.*	7,649	25,165
American Eagle Outfitters, Inc.	18,450	267,894
America’s Car-Mart, Inc.*	630	24,942
Barnes & Noble, Inc.*	3,913	77,243
bebe stores, Inc.	2,789	6,470
Big 5 Sporting Goods Corp.	1,802	16,885
Brown Shoe Co., Inc.	2,155	58,465
Build-A-Bear Workshop, Inc.*	334	4,369
Cato Corp., Class A	2,192	75,536
Children’s Place, Inc.	2,097	99,943
Citi Trends, Inc.*	1,478	32,664
Conn’s, Inc.*	92,000	2,784,840
Destination Maternity Corp.	1,111	17,154
Destination XL Group, Inc.*	2,773	13,089
Express, Inc.*	7,543	117,746
Finish Line, Inc., Class A	3,421	85,628
Genesco, Inc.*	2,074	155,031
Group 1 Automotive, Inc.	1,879	136,622
Guess?, Inc.	5,841	128,327
Haverty Furniture Cos., Inc.	1,921	41,859
hhgregg, Inc.*	756	4,770
Hibbett Sports, Inc.*	50,000	2,131,500
Kirkland’s, Inc.*	623	10,036
MarineMax, Inc.*	2,365	39,850
Men’s Wearhouse, Inc.	940	44,387
New York & Co., Inc.*	1,594	4,830
Office Depot, Inc.*	50,687	260,531
Pacific Sunwear of California, Inc.*	646	1,163
Pep Boys-Manny, Moe & Jack*	5,114	45,566
Rent-A-Center, Inc.	5,016	152,236
Sears Hometown and Outlet Stores, Inc.*	1,148	17,794
Shoe Carnival, Inc.	1,411	25,130
Sonic Automotive, Inc., Class A	88,777	2,175,924
Sportsman’s Warehouse Holdings, Inc.*	590	3,974
Stage Stores, Inc.	3,036	51,946
Stein Mart, Inc.	2,627	30,342
Systemax, Inc.*	999	12,457
Tilly’s, Inc., Class A*	1,064	8,001
Vitamin Shoppe, Inc.*	1,457	64,676
West Marine, Inc.*	1,560	14,040
Zumiez, Inc.*	402	11,296

		9,280,321

Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co.	840	30,055
Crocs, Inc.*	7,240	91,079
Culp, Inc.	750	13,612
Iconix Brand Group, Inc.*	2,857	105,538
Movado Group, Inc.	956	31,605
Perry Ellis International, Inc.*	1,118	22,751
Quiksilver, Inc.*	5,026	8,645
Sequential Brands Group, Inc.*	332	4,150
Skechers U.S.A., Inc., Class A*	963	51,338
Unifi, Inc.*	1,391	36,027

		394,800

Total Consumer Discretionary		21,613,155

Consumer Staples (3.2%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	42	3,135
Craft Brew Alliance, Inc.*	123	1,771

		4,906

Food & Staples Retailing (0.3%)
Andersons, Inc.	194	12,199
Chefs’ Warehouse, Inc.*	282	4,585
Ingles Markets, Inc., Class A	1,269	30,063
Pantry, Inc.*	2,252	45,558
Roundy’s, Inc.	3,911	11,694
SpartanNash Co.	3,557	69,184
SUPERVALU, Inc.*	19,261	172,193
Village Super Market, Inc., Class A	617	14,055
Weis Markets, Inc.	1,009	39,381

		398,912

Food Products (2.6%)
Alico, Inc.	252	9,601
B&G Foods, Inc.	246	6,777
Boulder Brands, Inc.*	483	6,583
Chiquita Brands International, Inc.*	4,446	63,133
Darling Ingredients, Inc.*	174,070	3,188,962
Dean Foods Co.	8,961	118,733
Fresh Del Monte Produce, Inc.	3,418	109,034
John B. Sanfilippo & Son, Inc.	778	25,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lancaster Colony Corp.	638	$54,409
Omega Protein Corp.*	2,031	25,388
Post Holdings, Inc.*	4,186	138,892
Sanderson Farms, Inc.	320	28,144
Seaboard Corp.*	25	66,875
Seneca Foods Corp., Class A*	773	22,108
Snyder’s-Lance, Inc.	4,510	119,515
Tootsie Roll Industries, Inc.	132	3,695
TreeHouse Foods, Inc.*	1,896	152,628

		4,139,653

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,748	30,134
Harbinger Group, Inc.*	4,626	60,693
Oil-Dri Corp. of America	400	10,428
Orchids Paper Products Co.	155	3,807

		105,062

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,438	40,812
Female Health Co.	603	2,104
Inter Parfums, Inc.	1,479	40,673
Nature’s Sunshine Products, Inc.	974	14,444
Nutraceutical International Corp.*	840	17,564
Revlon, Inc., Class A*	830	26,303
Synutra International, Inc.*	234	1,060

		142,960

Tobacco (0.1%)
Alliance One International, Inc.*	8,360	16,469
Universal Corp.	2,215	98,324
Vector Group Ltd.	2,437	54,057

		168,850

Total Consumer Staples		4,960,343

Energy (12.4%)
Energy Equipment & Services (10.6%)
Aspen Aerogels, Inc.*	159	1,603
Bristow Group, Inc.	3,355	225,456
C&J Energy Services, Inc.*	658	20,102
CHC Group Ltd.*	3,190	17,864
Dawson Geophysical Co.	778	14,144
Era Group, Inc.*	1,932	42,021
Exterran Holdings, Inc.	5,538	245,389
Forum Energy Technologies, Inc.*	3,543	108,451
Geospace Technologies Corp.*	1,136	39,930
Gulf Island Fabrication, Inc.	845	14,534
Gulfmark Offshore, Inc., Class A	2,554	80,068
Helix Energy Solutions Group, Inc.*	9,989	220,357
Hercules Offshore, Inc.*	15,408	33,898
Hornbeck Offshore Services, Inc.*	83,445	2,731,155
Independence Contract Drilling, Inc.*	558	6,556
ION Geophysical Corp.*	10,347	28,868
Key Energy Services, Inc.*	12,533	60,660
Matrix Service Co.*	110,000	2,653,200
McDermott International, Inc.*	22,506	128,734
Mitcham Industries, Inc.*	89,158	985,196
Natural Gas Services Group, Inc.*	101,158	2,434,873
Newpark Resources, Inc.*	8,029	99,881
North American Energy Partners, Inc.	300,000	1,932,000
North Atlantic Drilling Ltd.	5,126	34,139
Nuverra Environmental Solutions, Inc.*	1,445	21,314
Parker Drilling Co.*	376,606	1,860,434
PHI, Inc. (Non-Voting)*	1,135	46,705
Pioneer Energy Services Corp.*	1,687	23,652
SEACOR Holdings, Inc.*	1,951	145,935
Tesco Corp.	3,011	59,768
TETRA Technologies, Inc.*	7,512	81,280
Tidewater, Inc.	55,000	2,146,650
Vantage Drilling Co.*	19,825	25,178

		16,569,995

Oil, Gas & Consumable Fuels (1.8%)
Adams Resources & Energy, Inc.	183	8,105
Alon USA Energy, Inc.	1,782	25,590
Alpha Natural Resources, Inc.*	21,235	52,663
American Eagle Energy Corp.*	3,022	12,300
Amyris, Inc.*	2,385	9,039
Apco Oil and Gas International, Inc.*	783	10,093
Approach Resources, Inc.*	2,180	31,610
Arch Coal, Inc.	20,295	43,025
Ardmore Shipping Corp.	1,726	18,813
Bill Barrett Corp.*	4,739	104,448
BPZ Resources, Inc.*	6,200	11,842
Callon Petroleum Co.*	5,171	45,557
Clean Energy Fuels Corp.*	2,989	23,314
Cloud Peak Energy, Inc.*	5,871	74,092
Comstock Resources, Inc.	4,525	84,255
Contango Oil & Gas Co.*	1,661	55,212
Delek U.S. Holdings, Inc.	2,708	89,689
DHT Holdings, Inc.	8,650	53,284
Dorian LPG Ltd.*	691	12,314
Eclipse Resources Corp.*	1,518	25,229
Emerald Oil, Inc.*	5,467	33,622
Energy XXI Bermuda Ltd.	8,885	100,845
EXCO Resources, Inc.	8,787	29,349
Forest Oil Corp.*	9,570	11,197
Frontline Ltd.*	6,338	7,986
GasLog Ltd.	3,227	71,026
Gastar Exploration, Inc.*	381	2,236
Green Plains, Inc.	563	21,051
Halcon Resources Corp.*	24,789	98,164
Hallador Energy Co.	966	11,437
Harvest Natural Resources, Inc.*	3,935	14,441
Matador Resources Co.*	3,008	77,757
Midstates Petroleum Co., Inc.*	3,509	17,720
Miller Energy Resources, Inc.*	2,751	12,104
Navios Maritime Acquisition Corp.	7,758	21,024
Nordic American Offshore Ltd.	955	16,827
Nordic American Tankers Ltd.	8,396	66,748
Northern Oil and Gas, Inc.*	5,862	83,358
Pacific Ethanol, Inc.*	2,120	29,595
PDC Energy, Inc.*	3,143	158,061
Penn Virginia Corp.*	6,249	79,425
PetroQuest Energy, Inc.*	565	3,175
Quicksilver Resources, Inc.*	10,751	6,481
Renewable Energy Group, Inc.*	3,343	33,931
Resolute Energy Corp.*	7,402	46,411
REX American Resources Corp.*	111	8,090
Rosetta Resources, Inc.*	5,079	226,320
RSP Permian, Inc.*	1,555	39,746
Sanchez Energy Corp.*	1,923	50,498
Scorpio Tankers, Inc.	16,314	135,569
Ship Finance International Ltd.	5,608	94,887
Stone Energy Corp.*	5,322	166,898
Swift Energy Co.*	4,234	40,646
Teekay Tankers Ltd., Class A	5,820	21,709
TransAtlantic Petroleum Ltd.*	989	8,891
Triangle Petroleum Corp.*	3,187	35,089
VAALCO Energy, Inc.*	4,797	40,775
W&T Offshore, Inc.	2,051	22,561
Warren Resources, Inc.*	6,973	36,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Westmoreland Coal Co.*	1,392	$52,075

		2,825,156

Total Energy		19,395,151

Financials (23.6%)
Banks (9.6%)
1st Source Corp.	1,427	40,641
1st United Bancorp, Inc./Florida	2,668	22,731
American National Bankshares, Inc.	722	16,426
Ameris Bancorp	2,416	53,031
Ames National Corp.	775	17,321
Arrow Financial Corp.	1,014	25,418
BancFirst Corp.	673	42,103
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,851	87,469
Bancorp, Inc./Delaware*	3,238	27,814
BancorpSouth, Inc.	9,119	183,657
Bank of Kentucky Financial Corp.	595	27,507
Bank of Marin Bancorp/California	560	25,698
Banner Corp.	1,851	71,208
BBCN Bancorp, Inc.	7,585	110,665
Blue Hills Bancorp, Inc.*	2,612	34,269
BNC Bancorp	1,895	29,676
Boston Private Financial Holdings, Inc.	7,592	94,065
Bridge Bancorp, Inc.	1,131	26,748
Bridge Capital Holdings*	945	21,489
Bryn Mawr Bank Corp.	1,301	36,857
C1 Financial, Inc.*	270	4,895
Camden National Corp.	702	24,570
Capital Bank Financial Corp., Class A*	2,334	55,736
Capital City Bank Group, Inc.	1,017	13,770
Cardinal Financial Corp.	2,899	49,486
Cascade Bancorp*	2,760	13,938
Cathay General Bancorp	62,556	1,553,265
Centerstate Banks, Inc.	3,446	35,666
Central Pacific Financial Corp.	1,499	26,877
Century Bancorp, Inc./Massachusetts, Class A	344	11,909
Chemical Financial Corp.	3,031	81,504
Citizens & Northern Corp.	1,154	21,926
City Holding Co.	1,495	62,984
CNB Financial Corp./Pennsylvania	1,320	20,724
CoBiz Financial, Inc.	3,433	38,381
Columbia Banking System, Inc.	4,982	123,603
Community Bank System, Inc.	3,849	129,288
Community Trust Bancorp, Inc.	1,489	50,075
CommunityOne Bancorp*	930	8,203
ConnectOne Bancorp, Inc.	2,145	40,862
CU Bancorp*	1,000	18,800
Customers Bancorp, Inc.*	2,467	44,307
CVB Financial Corp.	10,021	143,801
Eagle Bancorp, Inc.*	571	18,169
East West Bancorp, Inc.	81,000	2,754,000
Enterprise Bancorp, Inc./Massachusetts	653	12,303
Enterprise Financial Services Corp.	1,868	31,233
F.N.B. Corp./Pennsylvania	16,264	195,005
FCB Financial Holdings, Inc., Class A*	733	16,646
Fidelity Southern Corp.	1,604	21,975
Financial Institutions, Inc.	1,261	28,347
First Bancorp, Inc./Maine	906	15,103
First Bancorp/North Carolina	1,915	30,678
First BanCorp/Puerto Rico*	10,001	47,505
First Busey Corp.	6,593	36,723
First Business Financial Services, Inc.	374	16,419
First Citizens BancShares, Inc./North Carolina, Class A	718	155,540
First Commonwealth Financial Corp.	9,009	75,586
First Community Bancshares, Inc./Virginia	1,560	22,292
First Connecticut Bancorp, Inc./Connecticut	1,522	22,069
First Financial Bancorp	5,455	86,353
First Financial Bankshares, Inc.	2,717	75,505
First Financial Corp./Indiana	1,084	33,550
First Interstate BancSystem, Inc.	1,745	46,365
First Merchants Corp.	3,449	69,704
First Midwest Bancorp, Inc./Illinois	7,175	115,446
First NBC Bank Holding Co.*	1,444	47,291
First of Long Island Corp.	768	26,458
FirstMerit Corp.	15,677	275,915
Flushing Financial Corp.	2,886	52,727
German American Bancorp, Inc.	1,266	32,675
Glacier Bancorp, Inc.	7,051	182,339
Great Southern Bancorp, Inc.	984	29,855
Green Bancorp, Inc.*	381	6,534
Guaranty Bancorp	1,305	17,631
Hampton Roads Bankshares, Inc.*	2,998	4,587
Hancock Holding Co.	7,813	250,407
Hanmi Financial Corp.	3,025	60,984
Heartland Financial USA, Inc.	1,511	36,083
Heritage Commerce Corp.	1,860	15,271
Heritage Financial Corp./Washington	2,869	45,445
Heritage Oaks Bancorp	2,190	15,330
Home BancShares, Inc./Arkansas	983	28,910
HomeTrust Bancshares, Inc.*	2,019	29,498
Horizon Bancorp/Indiana	888	20,460
Hudson Valley Holding Corp.	1,396	25,337
Iberiabank Corp.	2,971	185,717
Independent Bank Corp./Massachusetts	2,281	81,477
Independent Bank Corp./Michigan	1,610	19,191
Independent Bank Group, Inc.	503	23,867
International Bancshares Corp.	5,154	127,123
Investors Bancorp, Inc.	29,902	302,907
Lakeland Bancorp, Inc.	3,597	35,107
Lakeland Financial Corp.	1,574	59,025
Macatawa Bank Corp.	2,576	12,365
MainSource Financial Group, Inc.	1,945	33,551
MB Financial, Inc.	6,295	174,246
Mercantile Bank Corp.	1,592	30,328
Merchants Bancshares, Inc./Vermont	517	14,574
Metro Bancorp, Inc.*	1,356	32,883
MidSouth Bancorp, Inc.	749	14,006
MidWestOne Financial Group, Inc.	672	15,463
National Bank Holdings Corp., Class A	3,943	75,390
National Bankshares, Inc./Virginia	633	17,572
National Penn Bancshares, Inc.	11,080	107,587
NBT Bancorp, Inc.	4,126	92,918
NewBridge Bancorp*	3,240	24,592
Northrim BanCorp, Inc.	651	17,206
OFG Bancorp	4,354	65,223
Old Line Bancshares, Inc.	805	12,461
Old National Bancorp/Indiana	10,745	139,363
OmniAmerican Bancorp, Inc.	1,111	28,875
Opus Bank*	513	15,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Continental Corp.	1,626	$20,894
Pacific Premier Bancorp, Inc.*	1,690	23,745
Palmetto Bancshares, Inc.	421	5,953
Park National Corp.	1,207	91,032
Park Sterling Corp.	4,416	29,278
Peapack-Gladstone Financial Corp.	1,145	20,038
Penns Woods Bancorp, Inc.	475	20,069
Peoples Bancorp, Inc./Ohio	1,068	25,365
Peoples Financial Services Corp.	711	32,699
Pinnacle Financial Partners, Inc.	3,368	121,585
Preferred Bank/California*	1,046	23,556
PrivateBancorp, Inc.	6,799	203,358
Prosperity Bancshares, Inc.	6,613	378,065
Renasant Corp.	2,963	80,149
Republic Bancorp, Inc./Kentucky, Class A	940	22,269
Republic First Bancorp, Inc.*	2,986	11,616
S&T Bancorp, Inc.	2,830	66,392
Sandy Spring Bancorp, Inc.	2,390	54,707
Seacoast Banking Corp. of Florida*	1,842	20,133
ServisFirst Bancshares, Inc.	168	4,838
Sierra Bancorp	1,101	18,453
Simmons First National Corp., Class A	1,554	59,860
South State Corp.	2,285	127,777
Southside Bancshares, Inc.	1,731	57,556
Southwest Bancorp, Inc./Oklahoma	1,896	31,094
Square 1 Financial, Inc., Class A*	462	8,884
State Bank Financial Corp.	3,082	50,052
Sterling Bancorp/Delaware	7,916	101,246
Stock Yards Bancorp, Inc.	1,393	41,929
Stonegate Bank	950	24,463
Suffolk Bancorp	1,143	22,186
Sun Bancorp, Inc./New Jersey*	716	12,967
Susquehanna Bancshares, Inc.	17,807	178,070
Talmer Bancorp, Inc., Class A	1,749	24,189
Texas Capital Bancshares, Inc.*	2,649	152,794
Tompkins Financial Corp.	1,420	62,594
Towne Bank/Virginia	2,816	38,241
Trico Bancshares	1,566	35,423
TriState Capital Holdings, Inc.*	2,126	19,283
Trustmark Corp.	6,381	146,986
UMB Financial Corp.	3,573	194,907
Umpqua Holdings Corp.	15,788	260,028
Union Bankshares Corp.	4,378	101,132
United Bankshares, Inc./West Virginia	6,513	201,447
United Community Banks, Inc./Georgia	4,740	78,020
Univest Corp. of Pennsylvania	1,536	28,800
Valley National Bancorp	19,005	184,158
ViewPoint Financial Group, Inc.	3,396	81,300
Washington Trust Bancorp, Inc.	1,379	45,493
Webster Financial Corp.	8,575	249,876
WesBanco, Inc.	2,474	75,680
West Bancorp, Inc.	1,503	21,237
Westamerica Bancorp	2,483	115,509
Western Alliance Bancorp*	3,358	80,256
Wilshire Bancorp, Inc.	6,720	62,026
Wintrust Financial Corp.	4,421	197,486
Yadkin Financial Corp.*	1,889	34,304

		14,939,793

Capital Markets (0.8%)
Actua Corp.*	3,898	62,446
Arlington Asset Investment Corp., Class A	2,071	52,624
BGC Partners, Inc., Class A	11,879	88,261
Calamos Asset Management, Inc., Class A	1,635	18,427
CIFC Corp.	561	5,077
CorEnergy Infrastructure Trust, Inc. (REIT)	2,999	22,433
Cowen Group, Inc., Class A*	11,076	41,535
FBR & Co.*	775	21,328
FXCM, Inc., Class A	4,365	69,185
GFI Group, Inc.	7,107	38,449
INTL FCStone, Inc.*	1,097	19,000
Investment Technology Group, Inc.*	3,415	53,820
Janus Capital Group, Inc.	14,217	206,715
KCG Holdings, Inc., Class A*	4,363	44,197
Manning & Napier, Inc.	1,228	20,618
Moelis & Co.	629	21,480
Oppenheimer Holdings, Inc., Class A	970	19,643
Piper Jaffray Cos.*	1,551	81,024
Safeguard Scientifics, Inc.*	1,963	36,119
Stifel Financial Corp.*	6,219	291,609
SWS Group, Inc.*	2,594	17,873
Walter Investment Management Corp.*	3,608	79,196

		1,311,059

Consumer Finance (1.7%)
Cash America International, Inc.	2,676	117,209
Consumer Portfolio Services, Inc.*	2,109	13,519
Encore Capital Group, Inc.*	789	34,960
Ezcorp, Inc., Class A*	4,960	49,154
Green Dot Corp., Class A*	2,966	62,701
JW Wentworth Co., Class A*	1,102	13,654
Nelnet, Inc., Class A	1,981	85,361
Nicholas Financial, Inc.*	966	11,196
Regional Management Corp.*	121,042	2,172,704
Springleaf Holdings, Inc.*	2,321	74,109

		2,634,567

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	2,222	14,154
Marlin Business Services Corp.	761	13,942
NewStar Financial, Inc.*	2,551	28,673
PHH Corp.*	5,467	122,242
PICO Holdings, Inc.*	2,191	43,710
Resource America, Inc., Class A	1,275	11,870
Tiptree Financial, Inc., Class A*	957	7,905

		242,496

Insurance (2.3%)
Ambac Financial Group, Inc.*	2,055	45,415
American Equity Investment Life Holding Co.	7,076	161,899
AMERISAFE, Inc.	1,805	70,594
AmTrust Financial Services, Inc.	844	33,608
Argo Group International Holdings Ltd.	2,495	125,523
Atlas Financial Holdings, Inc.*	146	2,021
Baldwin & Lyons, Inc., Class B	941	23,243
Citizens, Inc./Texas*	4,206	27,171
CNO Financial Group, Inc.	20,687	350,852
Crawford & Co., Class B	1,962	16,187
Donegal Group, Inc., Class A	842	12,933
EMC Insurance Group, Inc.	495	14,296
Employers Holdings, Inc.	1,324	25,487
Enstar Group Ltd.*	811	110,556
FBL Financial Group, Inc., Class A	914	40,856
Federated National Holding Co.	130	3,652
Fidelity & Guaranty Life	1,107	23,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
First American Financial Corp.	10,175	$275,946
Global Indemnity plc*	818	20,638
Greenlight Capital Reinsurance Ltd., Class A*	2,744	88,933
Hallmark Financial Services, Inc.*	1,485	15,310
HCI Group, Inc.	302	10,869
Hilltop Holdings, Inc.*	6,405	128,420
Horace Mann Educators Corp.	3,882	110,676
Independence Holding Co.	684	9,090
Infinity Property & Casualty Corp.	713	45,639
Kansas City Life Insurance Co.	341	15,123
Kemper Corp.	4,408	150,533
Maiden Holdings Ltd.	4,383	48,564
Meadowbrook Insurance Group, Inc.	4,802	28,092
Montpelier Reinsurance Holdings Ltd.	3,792	117,893
National General Holdings Corp.	3,363	56,801
National Interstate Corp.	564	15,736
National Western Life Insurance Co., Class A	212	52,366
Navigators Group, Inc.*	1,025	63,038
OneBeacon Insurance Group Ltd., Class A	2,232	34,395
Phoenix Cos., Inc.*	526	29,488
Platinum Underwriters Holdings Ltd.	2,597	158,079
Primerica, Inc.	5,184	249,972
RLI Corp.	4,098	177,402
Safety Insurance Group, Inc.	1,255	67,657
Selective Insurance Group, Inc.	5,385	119,224
State Auto Financial Corp.	1,473	30,211
Stewart Information Services Corp.	2,085	61,195
Symetra Financial Corp.	7,149	166,786
Third Point Reinsurance Ltd.*	5,535	80,534
United Fire Group, Inc.	1,968	54,651
United Insurance Holdings Corp.	188	2,820
Universal Insurance Holdings, Inc.	201	2,599

		3,576,607

Real Estate Investment Trusts (REITs) (7.2%)
Acadia Realty Trust (REIT)	5,572	153,676
AG Mortgage Investment Trust, Inc. (REIT)	2,847	50,677
Agree Realty Corp. (REIT)	1,543	42,247
Alexander’s, Inc. (REIT)	20	7,478
Altisource Residential Corp. (REIT)	5,495	131,880
American Assets Trust, Inc. (REIT)	2,021	66,632
American Capital Mortgage Investment Corp. (REIT)	4,939	92,952
American Realty Capital Healthcare Trust, Inc. (REIT)	16,222	170,007
American Residential Properties, Inc. (REIT)*	3,210	58,871
AmREIT, Inc. (REIT)	1,934	44,424
Anworth Mortgage Asset Corp. (REIT)	12,633	60,512
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,598	72,235
Apollo Residential Mortgage, Inc. (REIT)	2,965	45,750
Ares Commercial Real Estate Corp. (REIT)	2,733	31,949
Armada Hoffler Properties, Inc. (REIT)	2,392	21,719
ARMOUR Residential REIT, Inc. (REIT)	34,136	131,424
Ashford Hospitality Prime, Inc. (REIT)	2,421	36,872
Ashford Hospitality Trust, Inc. (REIT)	6,769	69,179
Associated Estates Realty Corp. (REIT)	5,655	99,019
Aviv REIT, Inc. (REIT)	1,822	48,010
Campus Crest Communities, Inc. (REIT)	6,029	38,586
Capstead Mortgage Corp. (REIT)	9,364	114,615
CareTrust REIT, Inc. (REIT)*	215	3,074
CatchMark Timber Trust, Inc. (REIT), Class A	1,979	21,690
Cedar Realty Trust, Inc. (REIT)	7,810	46,079
Chambers Street Properties (REIT)	22,822	171,850
Chatham Lodging Trust (REIT)	3,232	74,595
Chesapeake Lodging Trust (REIT)	5,200	151,580
Colony Financial, Inc. (REIT)	10,195	228,164
Cousins Properties, Inc. (REIT)	20,852	249,181
CubeSmart (REIT)	13,815	248,394
CyrusOne, Inc. (REIT)	3,078	73,995
CYS Investments, Inc. (REIT)	15,883	130,876
DCT Industrial Trust, Inc. (REIT)	31,647	237,669
DiamondRock Hospitality Co. (REIT)	18,727	237,458
DuPont Fabros Technology, Inc. (REIT)	4,225	114,244
Dynex Capital, Inc. (REIT)	5,510	44,521
EastGroup Properties, Inc. (REIT)	333	20,176
Education Realty Trust, Inc. (REIT)	11,147	114,591
EPR Properties (REIT)	5,409	274,128
Equity One, Inc. (REIT)	5,969	129,109
Excel Trust, Inc. (REIT)	5,737	67,524
FelCor Lodging Trust, Inc. (REIT)	11,849	110,907
First Industrial Realty Trust, Inc. (REIT)	10,532	178,096
First Potomac Realty Trust (REIT)	5,757	67,645
Franklin Street Properties Corp. (REIT)	8,726	97,906
Geo Group, Inc. (REIT)	6,869	262,533
Getty Realty Corp. (REIT)	2,561	43,537
Gladstone Commercial Corp. (REIT)	1,671	28,390
Glimcher Realty Trust (REIT)	2,210	29,923
Government Properties Income Trust (REIT)	6,453	141,385
Gramercy Property Trust, Inc. (REIT)	11,253	64,817
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,049	28,317
Hatteras Financial Corp. (REIT)	9,284	166,741
Healthcare Realty Trust, Inc. (REIT)	9,227	218,495
Hersha Hospitality Trust (REIT)	19,248	122,610
Highwoods Properties, Inc. (REIT)	8,634	335,863
Hudson Pacific Properties, Inc. (REIT)	5,318	131,142
Inland Real Estate Corp. (REIT)	8,690	86,118
Invesco Mortgage Capital, Inc. (REIT)	11,877	186,706
Investors Real Estate Trust (REIT)	10,445	80,427
iStar Financial, Inc. (REIT)*	8,123	109,660
Kite Realty Group Trust (REIT)	3,146	76,259
LaSalle Hotel Properties (REIT)	9,945	340,517
Lexington Realty Trust (REIT)	19,789	193,734
LTC Properties, Inc. (REIT)	3,382	124,762
Mack-Cali Realty Corp. (REIT)	8,522	162,855
Medical Properties Trust, Inc. (REIT)	16,576	203,222
Monmouth Real Estate Investment Corp. (REIT)	5,573	56,399
New Residential Investment Corp. (REIT)	27,384	159,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
New York Mortgage Trust, Inc. (REIT)	8,934	$64,593
New York REIT, Inc. (REIT)	15,563	159,988
One Liberty Properties, Inc. (REIT)	1,307	26,441
Owens Realty Mortgage, Inc. (REIT)	1,072	15,276
Parkway Properties, Inc./Maryland (REIT)	7,395	138,878
Pebblebrook Hotel Trust (REIT)	6,402	239,051
Pennsylvania Real Estate Investment Trust (REIT)	6,579	131,185
PennyMac Mortgage Investment Trust (REIT)	4,210	90,220
Physicians Realty Trust (REIT)	4,421	60,656
PS Business Parks, Inc. (REIT)	954	72,638
RAIT Financial Trust (REIT)	7,724	57,389
Ramco-Gershenson Properties Trust (REIT)	7,234	117,553
Redwood Trust, Inc. (REIT)	8,034	133,204
Resource Capital Corp. (REIT)	12,865	62,653
Retail Opportunity Investments Corp. (REIT)	8,410	123,627
Rexford Industrial Realty, Inc. (REIT)	4,417	61,131
RLJ Lodging Trust (REIT)	12,517	356,359
Rouse Properties, Inc. (REIT)	3,639	58,843
Ryman Hospitality Properties, Inc. (REIT)	2,073	98,053
Sabra Health Care REIT, Inc. (REIT)	343	8,342
Saul Centers, Inc. (REIT)	202	9,441
Select Income REIT (REIT)	3,624	87,157
Silver Bay Realty Trust Corp. (REIT)	3,677	59,604
Sovran Self Storage, Inc. (REIT)	460	34,206
STAG Industrial, Inc. (REIT)	4,737	98,103
Strategic Hotels & Resorts, Inc. (REIT)*	5,586	65,077
Summit Hotel Properties, Inc. (REIT)	8,104	87,361
Sunstone Hotel Investors, Inc. (REIT)	19,472	269,103
Terreno Realty Corp. (REIT)	3,294	62,026
Trade Street Residential, Inc. (REIT)	1,733	12,374
UMH Properties, Inc. (REIT)	1,869	17,756
Urstadt Biddle Properties, Inc. (REIT), Class A	864	17,539
Washington Real Estate Investment Trust (REIT)	6,440	163,447
Western Asset Mortgage Capital Corp. (REIT)	4,213	62,268
Whitestone REIT (REIT)	2,327	32,438

		11,190,207

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	4,674	168,124
Altisource Asset Management Corp.*	25	16,875
AV Homes, Inc.*	1,050	15,382
Consolidated-Tomoka Land Co.	310	15,212
Forestar Group, Inc.*	3,055	54,135
Kennedy-Wilson Holdings, Inc.	6,260	149,990
RE/MAX Holdings, Inc., Class A	1,035	30,770
Tejon Ranch Co.*	1,208	33,872

		484,360

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	8,246	102,168
Banc of California, Inc.	2,582	30,029
Bank Mutual Corp.	4,497	28,826
BankFinancial Corp.	1,832	19,016
BBX Capital Corp., Class A*	782	13,630
Beneficial Mutual Bancorp, Inc.*	2,797	35,746
Berkshire Hills Bancorp, Inc.	2,414	56,705
Brookline Bancorp, Inc.	6,740	57,627
Capitol Federal Financial, Inc.	13,563	160,315
Charter Financial Corp./Maryland	1,809	19,356
Clifton Bancorp, Inc.	2,524	31,777
Dime Community Bancshares, Inc.	3,147	45,317
ESB Financial Corp.	1,168	13,642
EverBank Financial Corp.	8,661	152,953
Federal Agricultural Mortgage Corp., Class C	1,001	32,172
First Defiance Financial Corp.	915	24,714
First Financial Northwest, Inc.	1,327	13,549
Flagstar Bancorp, Inc.*	1,942	32,684
Fox Chase Bancorp, Inc.	1,099	17,925
Franklin Financial Corp./Virginia*	951	17,698
Home Loan Servicing Solutions Ltd.	6,727	142,545
HomeStreet, Inc.	1,415	24,182
Kearny Financial Corp.*	1,195	15,929
Ladder Capital Corp., Class A*	1,456	27,518
Meta Financial Group, Inc.	586	20,662
MGIC Investment Corp.*	18,801	146,836
NMI Holdings, Inc., Class A*	4,859	42,030
Northfield Bancorp, Inc.	5,011	68,250
Northwest Bancshares, Inc.	8,889	107,557
OceanFirst Financial Corp.	1,263	20,094
Oritani Financial Corp.	4,238	59,713
PennyMac Financial Services, Inc., Class A*	468	6,856
Provident Financial Services, Inc.	5,749	94,111
Radian Group, Inc.	14,521	207,070
Stonegate Mortgage Corp.*	1,156	15,017
Territorial Bancorp, Inc.	834	16,922
Tree.com, Inc.*	319	11,449
TrustCo Bank Corp.	8,993	57,915
United Community Financial Corp./Ohio	4,934	23,091
United Financial Bancorp, Inc.	4,209	53,412
Walker & Dunlop, Inc.*	1,801	23,935
Washington Federal, Inc.	9,602	195,497
Waterstone Financial, Inc.	3,310	38,231
WSFS Financial Corp.	857	61,370

		2,386,041

Total Financials		36,765,130

Health Care (2.4%)
Biotechnology (0.4%)
ACADIA Pharmaceuticals, Inc.*	590	14,608
Achillion Pharmaceuticals, Inc.*	7,330	73,153
Adamas Pharmaceuticals, Inc.*	32	596
Agenus, Inc.*	1,298	4,037
AMAG Pharmaceuticals, Inc.*	676	21,571
Anacor Pharmaceuticals, Inc.*	1,999	48,916
Ardelyx, Inc.*	72	1,023
Array BioPharma, Inc.*	2,254	8,047
Avalanche Biotechnologies, Inc.*	71	2,427
BioCryst Pharmaceuticals, Inc.*	1,389	13,584
Celldex Therapeutics, Inc.*	826	10,705
Cellular Dynamics International, Inc.*	66	464
ChemoCentryx, Inc.*	2,551	11,479
Cytokinetics, Inc.*	3,369	11,859
Cytori Therapeutics, Inc.*	1,718	1,161
CytRx Corp.*	3,674	9,332
Dynavax Technologies Corp.*	24,807	35,474
Emergent Biosolutions, Inc.*	2,422	51,613
Geron Corp.*	15,028	30,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hyperion Therapeutics, Inc.*	264	$6,658
Idera Pharmaceuticals, Inc.*	465	1,065
Immune Design Corp.*	71	1,254
Immunomedics, Inc.*	561	2,087
Inovio Pharmaceuticals, Inc.*	666	6,560
Kite Pharma, Inc.*	89	2,536
Lexicon Pharmaceuticals, Inc.*	1,670	2,355
Merrimack Pharmaceuticals, Inc.*	611	5,365
Navidea Biopharmaceuticals, Inc.*	3,424	4,520
NeoStem, Inc.*	1,147	6,343
NPS Pharmaceuticals, Inc.*	708	18,408
Osiris Therapeutics, Inc.*	167	2,103
Otonomy, Inc.*	70	1,680
OvaScience, Inc.*	1,496	24,834
Peregrine Pharmaceuticals, Inc.*	1,278	1,738
Progenics Pharmaceuticals, Inc.*	5,128	26,614
Prothena Corp. plc*	1,860	41,218
PTC Therapeutics, Inc.*	258	11,355
Radius Health, Inc.*	52	1,092
Rigel Pharmaceuticals, Inc.*	8,062	15,640
Sage Therapeutics, Inc.*	55	1,732
Spectrum Pharmaceuticals, Inc.*	4,742	38,600
T2 Biosystems, Inc.*	87	1,574
Threshold Pharmaceuticals, Inc.*	123	444
Verastem, Inc.*	1,728	14,723
XOMA Corp.*	1,429	6,016
Zafgen, Inc.*	59	1,159

		597,778

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	1,173	75,025
AngioDynamics, Inc.*	2,385	32,722
AtriCure, Inc.*	613	9,023
CONMED Corp.	2,595	95,600
CryoLife, Inc.	2,705	26,698
Cynosure, Inc., Class A*	1,414	29,694
Derma Sciences, Inc.*	2,141	17,835
Exactech, Inc.*	963	22,043
Greatbatch, Inc.*	2,362	100,645
Haemonetics Corp.*	4,522	157,908
ICU Medical, Inc.*	1,275	81,829
Integra LifeSciences Holdings Corp.*	1,397	69,347
Invacare Corp.	3,081	36,387
Merit Medical Systems, Inc.*	4,129	49,052
NuVasive, Inc.*	747	26,048
Ocular Therapeutix, Inc.*	67	1,003
OraSure Technologies, Inc.*	4,955	35,775
Orthofix International N.V.*	1,766	54,675
PhotoMedex, Inc.*	1,233	7,645
Rockwell Medical, Inc.*	3,412	31,186
RTI Surgical, Inc.*	5,186	24,789
SurModics, Inc.*	1,089	19,776
Symmetry Medical, Inc.*	3,557	35,890
Tornier N.V.*	3,358	80,256
TransEnterix, Inc.*	2,355	10,268
Unilife Corp.*	1,673	3,840
Wright Medical Group, Inc.*	2,492	75,508

		1,210,467

Health Care Providers & Services (1.0%)
Addus HomeCare Corp.*	586	11,486
Adeptus Health, Inc., Class A*	251	6,250
Alliance HealthCare Services, Inc.*	362	8,185
Almost Family, Inc.*	806	21,899
Amedisys, Inc.*	2,591	52,260
AMN Healthcare Services, Inc.*	4,401	69,096
Amsurg Corp.*	3,155	157,908
Bio-Reference Laboratories, Inc.*	170	4,770
BioScrip, Inc.*	6,627	45,793
BioTelemetry, Inc.*	955	6,408
Cross Country Healthcare, Inc.*	2,936	27,275
Ensign Group, Inc.	169	5,881
Five Star Quality Care, Inc.*	4,223	15,921
Hanger, Inc.*	3,355	68,845
HealthEquity, Inc.*	627	11,480
HealthSouth Corp.	2,050	75,645
Healthways, Inc.*	1,488	23,838
IPC The Hospitalist Co., Inc.*	722	32,338
Kindred Healthcare, Inc.	6,144	119,194
LHC Group, Inc.*	1,197	27,770
Magellan Health, Inc.*	2,642	144,597
National Healthcare Corp.	992	55,066
National Research Corp., Class A*	105	1,366
Owens & Minor, Inc.	5,974	195,589
PharMerica Corp.*	2,866	70,016
RadNet, Inc.*	299	1,979
Select Medical Holdings Corp.	450	5,413
Skilled Healthcare Group, Inc., Class A*	1,270	8,382
Surgical Care Affiliates, Inc.*	70	1,871
Triple-S Management Corp., Class B*	2,419	48,138
Trupanion, Inc.*	797	6,775
Universal American Corp.*	3,878	31,179
WellCare Health Plans, Inc.*	3,483	210,164

		1,572,777

Health Care Technology (0.0%)
Castlight Health, Inc., Class B*	214	2,769
Imprivata, Inc.*	161	2,499
MedAssets, Inc.*	303	6,278

		11,546

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	5,179	41,329
Albany Molecular Research, Inc.*	2,248	49,613

		90,942

Pharmaceuticals (0.2%)
Amphastar Pharmaceuticals, Inc.*	84	979
Catalent, Inc.*	447	11,189
Impax Laboratories, Inc.*	5,360	127,086
Intersect ENT, Inc.*	212	3,286
Medicines Co.*	606	13,526
Nektar Therapeutics*	5,275	63,669
Omeros Corp.*	231	2,938
Revance Therapeutics, Inc.*	308	5,954
Sagent Pharmaceuticals, Inc.*	451	14,026
SciClone Pharmaceuticals, Inc.*	1,906	13,132
Theravance Biopharma, Inc.*	146	3,365
Theravance, Inc.	404	6,904
XenoPort, Inc.*	4,866	26,179
ZS Pharma, Inc.*	72	2,825

		295,058

Total Health Care		3,778,568

Industrials (31.9%)
Aerospace & Defense (1.2%)
AAR Corp.	3,751	90,587
Aerovironment, Inc.*	815	24,507
American Science & Engineering, Inc.	650	35,997
Cubic Corp.	1,833	85,784
Curtiss-Wright Corp.	3,382	222,941
DigitalGlobe, Inc.*	7,158	204,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ducommun, Inc.*	659	$18,063
Engility Holdings, Inc.*	1,668	51,992
Esterline Technologies Corp.*	3,017	335,702
KEYW Holding Corp.*	3,127	34,616
Kratos Defense & Security Solutions, Inc.*	4,259	27,939
LMI Aerospace, Inc.*	1,042	13,338
Moog, Inc., Class A*	3,903	266,965
National Presto Industries, Inc.	434	26,348
Orbital Sciences Corp.*	5,741	159,600
SIFCO Industries, Inc.	148	4,455
Teledyne Technologies, Inc.*	2,752	258,715

		1,861,552

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,990	36,327
Atlas Air Worldwide Holdings, Inc.*	2,405	79,413
UTi Worldwide, Inc.*	8,700	92,481
XPO Logistics, Inc.*	3,999	150,643

		358,864

Airlines (0.2%)
JetBlue Airways Corp.*	20,272	215,289
Republic Airways Holdings, Inc.*	4,715	52,384
SkyWest, Inc.	4,794	37,297

		304,970

Building Products (2.4%)
Advanced Drainage Systems, Inc.*	475	9,951
Apogee Enterprises, Inc.	1,119	44,536
Gibraltar Industries, Inc.*	2,926	40,057
Griffon Corp.	3,004	34,215
Insteel Industries, Inc.	95	1,953
Masonite International Corp.*	2,420	134,020
NCI Building Systems, Inc.*	163,000	3,162,200
Ply Gem Holdings, Inc.*	299	3,241
Quanex Building Products Corp.	3,298	59,661
Simpson Manufacturing Co., Inc.	3,652	106,456
Universal Forest Products, Inc.	1,893	80,850

		3,677,140

Commercial Services & Supplies (4.6%)
ABM Industries, Inc.	5,278	135,592
ACCO Brands Corp.*	10,835	74,762
Brady Corp., Class A	4,506	101,115
Brink’s Co.	4,602	110,632
Casella Waste Systems, Inc., Class A*	408	1,571
CECO Environmental Corp.	1,983	26,572
Cenveo, Inc.*	3,286	8,116
Civeo Corp.	8,889	103,201
Deluxe Corp.	2,308	127,309
Ennis, Inc.	2,475	32,596
G&K Services, Inc., Class A	1,875	103,838
Heritage-Crystal Clean, Inc.*	49	728
HNI Corp.	297	10,689
InnerWorkings, Inc.*	3,178	25,710
Kimball International, Inc., Class B	3,268	49,183
McGrath RentCorp	2,435	83,277
Mobile Mini, Inc.	69,090	2,416,077
Multi-Color Corp.	645	29,335
NL Industries, Inc.	606	4,460
Performant Financial Corp.*	231	1,867
Quad/Graphics, Inc.	2,593	49,915
SP Plus Corp.*	52	986
Team, Inc.*	85,000	3,222,350
Tetra Tech, Inc.	5,791	144,659
UniFirst Corp.	1,397	134,936
United Stationers, Inc.	3,730	140,136
Viad Corp.	1,882	38,863
West Corp.	1,736	51,143

		7,229,618

Construction & Engineering (3.3%)
Aegion Corp.*	3,275	72,869
Ameresco, Inc., Class A*	1,819	12,460
Argan, Inc.	732	24,434
Comfort Systems USA, Inc.	2,927	39,661
Dycom Industries, Inc.*	330	10,134
EMCOR Group, Inc.	6,376	254,785
Furmanite Corp.*	320,000	2,163,200
Granite Construction, Inc.	3,684	117,188
Great Lakes Dredge & Dock Corp.*	5,336	32,976
Layne Christensen Co.*	1,818	17,653
MYR Group, Inc.*	2,052	49,412
Northwest Pipe Co.*	905	30,861
Orion Marine Group, Inc.*	222,610	2,221,648
Pike Corp.*	2,601	30,926
Sterling Construction Co., Inc.*	1,671	12,817
Tutor Perini Corp.*	3,538	93,403

		5,184,427

Electrical Equipment (0.4%)
Encore Wire Corp.	476	17,655
EnerSys, Inc.	3,390	198,790
Franklin Electric Co., Inc.	323	11,221
General Cable Corp.	4,612	69,549
Global Power Equipment Group, Inc.	1,667	24,838
GrafTech International Ltd.*	11,263	51,585
LSI Industries, Inc.	1,904	11,557
Plug Power, Inc.*	15,892	72,944
Powell Industries, Inc.	882	36,039
PowerSecure International, Inc.*	2,189	20,971
Preformed Line Products Co.	244	12,873
Revolution Lighting Technologies, Inc.*	173	291
TCP International Holdings Ltd.*	246	1,874
Vicor Corp.*	1,341	12,605

		542,792

Machinery (2.3%)
Accuride Corp.*	205	777
Actuant Corp., Class A	6,751	206,040
Alamo Group, Inc.	665	27,265
Albany International Corp., Class A	2,339	79,620
American Railcar Industries, Inc.	54	3,992
Astec Industries, Inc.	1,772	64,625
Barnes Group, Inc.	5,134	155,817
Briggs & Stratton Corp.	4,434	79,901
CIRCOR International, Inc.	154	10,369
CLARCOR, Inc.	244	15,391
Columbus McKinnon Corp.	1,705	37,493
Douglas Dynamics, Inc.	209	4,075
Dynamic Materials Corp.	1,225	23,336
Energy Recovery, Inc.*	2,265	8,018
ESCO Technologies, Inc.	2,506	87,159
Federal Signal Corp.	5,947	78,738
FreightCar America, Inc.	1,107	36,863
Global Brass & Copper Holdings, Inc.	208	3,051
Hurco Cos., Inc.	601	22,634
Kadant, Inc.	916	35,770
L.B. Foster Co., Class A	988	45,389
Lindsay Corp.	200	14,950
Lydall, Inc.*	191	5,159
Meritor, Inc.*	4,454	48,326
Miller Industries, Inc.	1,000	16,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Industries, Inc.	1,882	$53,712
Navistar International Corp.*	63,000	2,073,330
NN, Inc.	96	2,565
Standex International Corp.	352	26,097
Titan International, Inc.	4,197	49,609
TriMas Corp.*	501	12,189
Twin Disc, Inc.	185	4,988
Watts Water Technologies, Inc., Class A	2,529	147,314
Woodward, Inc.	2,087	99,383

		3,580,845

Marine (2.7%)
Baltic Trading Ltd.	4,758	19,698
International Shipholding Corp.	498	8,909
Kirby Corp.*	33,000	3,889,051
Knightsbridge Tankers Ltd.	3,194	28,267
Matson, Inc.	2,654	66,430
Navios Maritime Holdings, Inc.	7,591	45,546
Safe Bulkers, Inc.	3,756	25,015
Scorpio Bulkers, Inc.*	12,741	74,153
Ultrapetrol Bahamas Ltd.*	1,971	6,149

		4,163,218

Professional Services (0.6%)
Acacia Research Corp.	4,763	73,731
CBIZ, Inc.*	3,998	31,464
CDI Corp.	1,295	18,803
CRA International, Inc.*	956	24,311
Franklin Covey Co.*	484	9,482
FTI Consulting, Inc.*	3,879	135,610
GP Strategies Corp.*	459	13,182
Heidrick & Struggles International, Inc.	1,647	33,829
Hill International, Inc.*	593	2,372
Huron Consulting Group, Inc.*	2,003	122,123
ICF International, Inc.*	1,889	58,162
Kelly Services, Inc., Class A	2,622	41,087
Korn/Ferry International*	2,287	56,946
Navigant Consulting, Inc.*	4,660	64,821
Paylocity Holding Corp.*	535	10,513
Pendrell Corp.*	15,192	20,357
Resources Connection, Inc.	3,706	51,662
RPX Corp.*	4,566	62,691
TriNet Group, Inc.*	1,070	27,553
VSE Corp.	404	19,804

		878,503

Road & Rail (4.8%)
ArcBest Corp.	177	6,602
Celadon Group, Inc.	1,905	37,052
Genesee & Wyoming, Inc., Class A*	36,000	3,431,160
Marten Transport Ltd.	1,331	23,705
P.A.M. Transportation Services, Inc.*	235	8,519
Patriot Transportation Holding, Inc.*	644	21,844
Quality Distribution, Inc.*	1,951	24,934
Roadrunner Transportation Systems, Inc.*	1,695	38,629
Saia, Inc.*	75,500	3,741,780
Universal Truckload Services, Inc.	212	5,141
USA Truck, Inc.*	543	9,519
Werner Enterprises, Inc.	3,329	83,891
YRC Worldwide, Inc.*	2,465	50,089

		7,482,865

Trading Companies & Distributors (9.2%)
Aceto Corp.	2,341	45,228
Aircastle Ltd.	4,344	71,068
Applied Industrial Technologies, Inc.	2,521	115,084
Beacon Roofing Supply, Inc.*	3,667	93,435
CAI International, Inc.*	1,629	31,521
DXP Enterprises, Inc.*	52,000	3,831,360
Erickson, Inc.*	565	7,339
Houston Wire & Cable Co.	1,695	20,306
Kaman Corp.	1,259	49,479
MRC Global, Inc.*	110,000	2,565,200
Rush Enterprises, Inc., Class A*	88,539	2,961,630
Stock Building Supply Holdings, Inc.*	110,000	1,728,100
TAL International Group, Inc.*	68,143	2,810,899
Textainer Group Holdings Ltd.	1,553	48,329
Titan Machinery, Inc.*	1,446	18,783

		14,397,761

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,141	72,053

Total Industrials		49,734,608

Information Technology (4.9%)
Communications Equipment (0.4%)
ADTRAN, Inc.	2,578	52,926
Bel Fuse, Inc., Class B	963	23,825
Black Box Corp.	1,459	34,024
Calix, Inc.*	3,986	38,146
Comtech Telecommunications Corp.	1,445	53,682
Digi International, Inc.*	2,321	17,407
Emulex Corp.*	6,753	33,360
Extreme Networks, Inc.*	2,783	13,330
Finisar Corp.*	543	9,030
Harmonic, Inc.*	7,849	49,763
Infinera Corp.*	1,705	18,192
Ixia*	4,897	44,759
KVH Industries, Inc.*	393	4,449
NETGEAR, Inc.*	3,452	107,875
Numerex Corp., Class A*	198	2,075
Oclaro, Inc.*	8,815	12,605
Oplink Communications, Inc.	1,617	27,198
Plantronics, Inc.	468	22,361
Polycom, Inc.*	7,158	87,936
Procera Networks, Inc.*	1,743	16,698
Tessco Technologies, Inc.	519	15,046

		684,687

Electronic Equipment, Instruments & Components (1.2%)
Agilysys, Inc.*	1,350	15,836
Anixter International, Inc.	1,424	120,812
Benchmark Electronics, Inc.*	5,109	113,471
Checkpoint Systems, Inc.*	3,988	48,773
Coherent, Inc.*	2,188	134,278
CTS Corp.	3,220	51,166
CUI Global, Inc.*	666	4,822
Daktronics, Inc.	942	11,577
DTS, Inc.*	1,180	29,795
Electro Rent Corp.	1,366	18,810
Electro Scientific Industries, Inc.	2,205	14,972
Fabrinet*	3,377	49,304
FARO Technologies, Inc.*	217	11,013
Gerber Scientific, Inc. (Escrow Shares)(b)*†	2,344	—
GSI Group, Inc.*	2,891	33,218
II-VI, Inc.*	5,047	59,403
Insight Enterprises, Inc.*	3,872	87,623
Itron, Inc.*	3,716	146,076
Kemet Corp.*	4,202	17,312
Littelfuse, Inc.	302	25,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Mercury Systems, Inc.*	3,169	$34,891
Multi-Fineline Electronix, Inc.*	761	7,115
Newport Corp.*	359	6,362
OSI Systems, Inc.*	1,459	92,617
Park Electrochemical Corp.	1,983	46,700
PC Connection, Inc.	873	18,743
Plexus Corp.*	2,099	77,516
Rofin-Sinar Technologies, Inc.*	2,689	62,008
Rogers Corp.*	1,230	67,355
Sanmina Corp.*	7,797	162,645
ScanSource, Inc.*	2,686	92,909
Speed Commerce, Inc.*	732	2,013
SYNNEX Corp.*	2,403	155,306
TTM Technologies, Inc.*	5,215	35,514
Viasystems Group, Inc.*	452	7,096
Vishay Precision Group, Inc.*	1,266	18,914

		1,881,689

Internet Software & Services (0.4%)
Aerohive Networks, Inc.*	514	4,122
Amber Road, Inc.*	36	624
Bankrate, Inc.*	5,781	65,672
Bazaarvoice, Inc.*	2,692	19,894
Blucora, Inc.*	4,038	61,539
Borderfree, Inc.*	35	451
Dealertrack Technologies, Inc.*	822	35,683
Demand Media, Inc.*	843	7,461
Dice Holdings, Inc.*	2,592	21,721
Digital River, Inc.*	3,136	45,535
EarthLink Holdings Corp.	9,469	32,384
Everyday Health, Inc.*	44	615
Five9, Inc.*	65	425
Global Eagle Entertainment, Inc.*	838	9,402
Internap Network Services Corp.*	5,207	35,928
Intralinks Holdings, Inc.*	3,750	30,375
Limelight Networks, Inc.*	5,732	13,384
Liquidity Services, Inc.*	2,325	31,969
Millennial Media, Inc.*	7,309	13,595
Monster Worldwide, Inc.*	8,623	47,427
OPOWER, Inc.*	37	698
Perficient, Inc.*	1,150	17,239
Q2 Holdings, Inc.*	52	728
QuinStreet, Inc.*	3,364	13,961
RealNetworks, Inc.*	1,939	13,476
Reis, Inc.	755	17,810
Rightside Group Ltd.*	843	8,219
Stamps.com, Inc.*	123	3,906
TechTarget, Inc.*	1,551	13,323
Tremor Video, Inc.*	3,288	7,694
Trulia, Inc.*	245	11,981
YuMe, Inc.*	1,692	8,460

		595,701

IT Services (0.6%)
Acxiom Corp.*	7,286	120,583
CACI International, Inc., Class A*	2,243	159,859
Ciber, Inc.*	7,442	25,526
Computer Task Group, Inc.	1,448	16,073
Convergys Corp.	9,600	171,072
CSG Systems International, Inc.	1,920	50,458
Datalink Corp.*	1,926	20,473
ExlService Holdings, Inc.*	1,815	44,304
Global Cash Access Holdings, Inc.*	6,302	42,538
Hackett Group, Inc.	1,861	11,092
Higher One Holdings, Inc.*	2,130	5,261
ManTech International Corp., Class A	2,250	60,638
ModusLink Global Solutions, Inc.*	3,260	11,638
MoneyGram International, Inc.*	2,789	34,974
PRGX Global, Inc.*	2,749	16,109
ServiceSource International, Inc.*	6,592	21,292
Sykes Enterprises, Inc.*	3,405	68,032
TeleTech Holdings, Inc.*	819	20,131
Unisys Corp.*	1,970	46,118

		946,171

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Energy Industries, Inc.*	394	7,403
Alpha & Omega Semiconductor Ltd.*	2,070	19,458
Amkor Technology, Inc.*	3,939	33,127
Audience, Inc.*	1,327	9,820
Axcelis Technologies, Inc.*	10,138	20,175
Brooks Automation, Inc.	5,853	61,515
Cabot Microelectronics Corp.*	364	15,088
Cascade Microtech, Inc.*	1,150	11,649
CEVA, Inc.*	2,012	27,041
Cirrus Logic, Inc.*	4,146	86,444
Cohu, Inc.	2,328	27,866
Diodes, Inc.*	1,116	26,695
DSP Group, Inc.*	2,116	18,769
Entegris, Inc.*	5,923	68,115
Entropic Communications, Inc.*	7,882	20,966
Exar Corp.*	3,248	29,070
Fairchild Semiconductor International, Inc.*	11,833	183,766
FormFactor, Inc.*	5,295	37,965
Integrated Device Technology, Inc.*	3,381	53,927
Integrated Silicon Solution, Inc.	2,902	39,873
International Rectifier Corp.*	6,755	265,066
Intersil Corp., Class A	12,170	172,936
IXYS Corp.	2,275	23,888
Kopin Corp.*	5,933	20,172
Microsemi Corp.*	2,918	74,146
MKS Instruments, Inc.	5,050	168,569
Nanometrics, Inc.*	942	14,224
NVE Corp.*	273	17,619
OmniVision Technologies, Inc.*	5,318	140,714
Peregrine Semiconductor Corp.*	2,629	32,521
Pericom Semiconductor Corp.*	2,031	19,782
Photronics, Inc.*	5,912	47,592
PMC-Sierra, Inc.*	11,337	84,574
QuickLogic Corp.*	159	475
Rubicon Technology, Inc.*	2,296	9,758
Rudolph Technologies, Inc.*	2,776	25,123
Silicon Image, Inc.*	3,662	18,456
Silicon Laboratories, Inc.*	1,289	52,385
Tessera Technologies, Inc.	2,079	55,260
Ultra Clean Holdings, Inc.*	1,967	17,605
Ultratech, Inc.*	2,202	50,096
Veeco Instruments, Inc.*	3,790	132,461
Xcerra Corp.*	2,939	28,773

		2,270,927

Software (0.7%)
A10 Networks, Inc.*	91	829
Actuate Corp.*	4,319	16,844
Bottomline Technologies de, Inc.*	610	16,830
Cinedigm Corp., Class A*	5,212	8,079
Compuware Corp.	20,762	220,285
Covisint Corp.*	725	3,009
Ebix, Inc.	2,958	41,944
EnerNOC, Inc.*	1,943	32,953
Epiq Systems, Inc.	2,802	49,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ePlus, Inc.*	474	$26,568
Globant S.A.*	155	2,181
Glu Mobile, Inc.*	814	4,208
Infoblox, Inc.*	713	10,517
Mentor Graphics Corp.	9,172	187,980
MobileIron, Inc.*	298	3,320
Model N, Inc.*	548	5,403
Paycom Software, Inc.*	602	9,969
Progress Software Corp.*	4,861	116,226
QAD, Inc., Class A	64	1,192
Rosetta Stone, Inc.*	2,054	16,535
Rubicon Project, Inc.*	54	633
Sapiens International Corp. N.V.*	2,089	15,459
SeaChange International, Inc.*	3,197	22,251
Silver Spring Networks, Inc.*	237	2,287
Take-Two Interactive Software, Inc.*	7,326	169,011
TeleCommunication Systems, Inc., Class A*	4,431	12,362
Telenav, Inc.*	2,489	16,676
TiVo, Inc.*	7,166	91,689
TubeMogul, Inc.(b)*	193	2,220
Varonis Systems, Inc.*	67	1,414
Verint Systems, Inc.*	313	17,406
Vringo, Inc.*	838	792
Zendesk, Inc.*	126	2,720

		1,128,995

Technology Hardware, Storage & Peripherals (0.1%)
Eastman Kodak Co.*	1,672	36,734
Intevac, Inc.*	2,274	15,168
QLogic Corp.*	8,245	75,524
Quantum Corp.*	12,666	14,692

		142,118

Total Information Technology		7,650,288

Materials (2.3%)
Chemicals (1.1%)
A. Schulman, Inc.	2,124	76,804
Advanced Emissions Solutions, Inc.*	108	2,297
American Vanguard Corp.	2,783	31,170
Axiall Corp.	6,624	237,206
Chase Corp.	54	1,681
FutureFuel Corp.	1,717	20,415
Hawkins, Inc.	839	30,170
Innophos Holdings, Inc.	860	47,377
Innospec, Inc.	1,823	65,446
Intrepid Potash, Inc.*	5,291	81,746
KMG Chemicals, Inc.	901	14,668
Kraton Performance Polymers, Inc.*	3,153	56,155
Kronos Worldwide, Inc.	1,717	23,660
Landec Corp.*	2,581	31,617
LSB Industries, Inc.*	1,864	66,563
Minerals Technologies, Inc.	2,359	145,574
Olin Corp.	7,501	189,400
OM Group, Inc.	3,043	78,966
Quaker Chemical Corp.	376	26,955
Sensient Technologies Corp.	4,419	231,335
Stepan Co.	977	43,359
Taminco Corp.*	406	10,597
Trecora Resources*	268	3,318
Tredegar Corp.	2,377	43,761
Trinseo S.A.*	818	12,867
Tronox Ltd., Class A	5,831	151,898
Zep, Inc.	1,562	21,899

		1,746,904

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	9	523

Containers & Packaging (0.1%)
AEP Industries, Inc.*	60	2,272
Berry Plastics Group, Inc.*	3,743	94,473
UFP Technologies, Inc.*	606	13,320

		110,065

Metals & Mining (0.8%)
A.M. Castle & Co.*	1,795	15,329
AK Steel Holding Corp.*	16,761	134,256
Allied Nevada Gold Corp.*	10,077	33,355
Ampco-Pittsburgh Corp.	760	15,200
Century Aluminum Co.*	4,876	126,630
Coeur Mining, Inc.*	7,179	35,608
Commercial Metals Co.	11,141	190,177
Handy & Harman Ltd.*	340	8,928
Haynes International, Inc.	1,098	50,497
Hecla Mining Co.	32,314	80,139
Horsehead Holding Corp.*	4,176	69,029
Kaiser Aluminum Corp.	1,701	129,650
Materion Corp.	1,190	36,497
Molycorp, Inc.*	17,486	20,808
Noranda Aluminum Holding Corp.	4,177	18,880
Olympic Steel, Inc.	715	14,708
RTI International Metals, Inc.*	2,767	68,234
Ryerson Holding Corp.*	847	10,842
Schnitzer Steel Industries, Inc., Class A	2,447	58,850
Stillwater Mining Co.*	688	10,341
SunCoke Energy, Inc.*	2,050	46,023
Universal Stainless & Alloy Products, Inc.*	680	17,925
Walter Energy, Inc.	4,710	11,021

		1,202,927

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	13,427	182,473
Neenah Paper, Inc.	764	40,859
P.H. Glatfelter Co.	2,586	56,763
Resolute Forest Products, Inc.*	6,140	96,029
Schweitzer-Mauduit International, Inc.	2,451	101,251
Wausau Paper Corp.	234	1,855

		479,230

Total Materials		3,539,649

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
8x8, Inc.*	5,781	38,617
Atlantic Tele-Network, Inc.	893	48,133
Cincinnati Bell, Inc.*	15,340	51,696
Consolidated Communications Holdings, Inc.	1,359	34,043
FairPoint Communications, Inc.*	378	5,734
Globalstar, Inc.*	26,013	95,207
Hawaiian Telcom Holdco, Inc.*	1,031	26,486
IDT Corp., Class B	77	1,237
inContact, Inc.*	626	5,443
Intelsat S.A.*	1,928	33,046
Iridium Communications, Inc.*	7,676	67,932
Lumos Networks Corp.	277	4,501
magicJack VocalTec Ltd.*	129	1,271
ORBCOMM, Inc.*	4,231	24,328
Premiere Global Services, Inc.*	192,946	2,309,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vonage Holdings Corp.*	16,745	$54,924

		2,802,162

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	2,211	15,764
Leap Wireless International, Inc.(b)*	3,801	9,579
NTELOS Holdings Corp.	890	9,470
Shenandoah Telecommunications Co.	354	8,783
Spok Holdings, Inc.	2,043	26,579

		70,175

Total Telecommunication Services		2,872,337

Utilities (3.1%)
Electric Utilities (1.2%)
ALLETE, Inc.	4,010	178,004
Cleco Corp.	5,725	275,659
El Paso Electric Co.	3,823	139,731
Empire District Electric Co.	4,120	99,498
IDACORP, Inc.	4,772	255,827
MGE Energy, Inc.	3,263	121,579
NRG Yield, Inc., Class A	2,238	105,298
Otter Tail Corp.	3,423	91,291
PNM Resources, Inc.	7,553	188,145
Portland General Electric Co.	7,437	238,876
Spark Energy, Inc., Class A*	234	4,065
UIL Holdings Corp.	5,372	190,169
Unitil Corp.	1,343	41,754

		1,929,896

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	1,389	57,866
Laclede Group, Inc.	4,016	186,343
New Jersey Resources Corp.	3,992	201,636
Northwest Natural Gas Co.	2,565	108,371
ONE Gas, Inc.	4,948	169,469
Piedmont Natural Gas Co., Inc.	7,370	247,116
South Jersey Industries, Inc.	3,126	166,803
Southwest Gas Corp.	4,409	214,189
WGL Holdings, Inc.	4,911	206,851

		1,558,644

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc*	2,564	91,227
Atlantic Power Corp.	11,586	27,575
Dynegy, Inc.*	9,509	274,430
Ormat Technologies, Inc.	1,046	27,478
TerraForm Power, Inc., Class A*	1,364	39,365

		460,075

Multi-Utilities (0.4%)
Avista Corp.	5,709	174,296
Black Hills Corp.	4,227	202,388
NorthWestern Corp.	3,711	168,331

		545,015

Water Utilities (0.2%)
American States Water Co.	3,416	103,915
Artesian Resources Corp., Class A	667	13,433
California Water Service Group	4,535	101,766
Connecticut Water Service, Inc.	1,018	33,085
Middlesex Water Co.	1,486	29,126
SJW Corp.	1,197	32,163
York Water Co.	427	8,540

		322,028

Total Utilities		4,815,658

Total Common Stocks (99.4%) (Cost $132,943,089)		155,124,887

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	725	—

Total Investments (99.4%) (Cost $132,943,089)		155,124,887
Other Assets Less Liabilities (0.6%)		987,491

Net Assets (100%)		$156,112,378

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	9	December-14	$1,037,453	$986,940	$(50,513)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$21,613,155	$—	$—		$21,613,155
Consumer Staples	4,960,343	—	—		4,960,343
Energy	19,395,151	—	—		19,395,151
Financials	36,765,130	—	—		36,765,130
Health Care	3,778,568	—	—		3,778,568
Industrials	49,734,608	—	—		49,734,608
Information Technology	7,650,288	—	—	(a)	7,650,288
Materials	3,539,649	—	—		3,539,649
Telecommunication Services	2,862,758	9,579	—		2,872,337
Utilities	4,815,658	—	—		4,815,658
Warrants
Energy	—	—	—	(a)	—

Total Assets	$155,115,308	$9,579	$—		$155,124,887

Liabilities:
Futures	$(50,513)	$—	$—		$(50,513)

Total Liabilities	$(50,513)	$—	$—		$(50,513)

Total	$155,064,795	$9,579	$—		$155,074,374

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the period ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,099,896
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,341,546

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,525,698
Aggregate gross unrealized depreciation	(12,343,900)

Net unrealized appreciation	$22,181,798

Federal income tax cost of investments	$132,943,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (1.0%)
Aisin Seiki Co., Ltd.	1,500	$54,092
BorgWarner, Inc.	1,935	101,800
Bridgestone Corp.	5,400	178,334
Cie Generale des Etablissements Michelin	44,026	4,152,734
Continental AG	922	175,437
Delphi Automotive plc	2,551	156,478
Denso Corp.	4,100	188,972
GKN plc	13,511	69,916
Goodyear Tire & Rubber Co.	2,348	53,030
Hyundai Mobis Co., Ltd.	10,768	2,622,484
Johnson Controls, Inc.	5,659	248,996
Koito Manufacturing Co., Ltd.	700	19,013
NGK Spark Plug Co., Ltd.	2,000	58,810
NHK Spring Co., Ltd.	1,400	13,722
NOK Corp.	900	20,646
Nokian Renkaat Oyj	958	28,895
Pirelli & C. S.p.A.	2,049	28,364
Stanley Electric Co., Ltd.	1,400	30,279
Sumitomo Electric Industries Ltd.	6,500	96,041
Sumitomo Rubber Industries Ltd.	1,400	19,901
Toyoda Gosei Co., Ltd.	600	11,707
Toyota Industries Corp.	1,400	67,654
Valeo S.A.	635	70,667
Yokohama Rubber Co., Ltd.	1,000	8,653

		8,476,625

Automobiles (2.2%)
Bayerische Motoren Werke (BMW) AG	2,814	302,180
Bayerische Motoren Werke (BMW) AG (Preference)	448	36,457
Daihatsu Motor Co., Ltd.	1,700	26,986
Daimler AG (Registered)	8,141	624,456
Fiat S.p.A.*	7,325	70,684
Ford Motor Co.	32,980	487,774
Fuji Heavy Industries Ltd.	5,000	165,307
General Motors Co.	79,528	2,540,124
Harley-Davidson, Inc.	1,857	108,077
Honda Motor Co., Ltd.	13,800	478,140
Isuzu Motors Ltd.	5,000	70,663
Mazda Motor Corp.	4,620	115,800
Mitsubishi Motors Corp.	5,300	64,320
Nissan Motor Co., Ltd.	711,520	6,935,171
Peugeot S.A.*	3,330	42,711
Porsche Automobil Holding SE (Preference)	1,276	102,243
Renault S.A.	1,607	116,405
Suzuki Motor Corp.	3,100	102,759
Toyota Motor Corp.	117,930	6,949,456
Volkswagen AG	254	52,710
Volkswagen AG (Preference)	1,383	287,174
Yamaha Motor Co., Ltd.	2,000	39,116

		19,718,713

Distributors (0.0%)
Genuine Parts Co.	1,305	114,462
Jardine Cycle & Carriage Ltd.	1,000	33,636

		148,098

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	600	19,695
H&R Block, Inc.	2,330	72,253

		91,948

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,483	65,774
Carnival Corp.	3,834	154,012
Carnival plc	1,569	62,674
Chipotle Mexican Grill, Inc.*	264	175,980
Compass Group plc	14,108	227,911
Crown Resorts Ltd.	3,062	36,997
Darden Restaurants, Inc.	1,146	58,973
Flight Centre Travel Group Ltd.	462	17,293
Galaxy Entertainment Group Ltd.	20,000	116,165
Genting Singapore plc	52,942	47,310
InterContinental Hotels Group plc	2,015	77,713
Marriott International, Inc., Class A	1,856	129,734
McDonald’s Corp.	8,350	791,663
McDonald’s Holdings Co. Japan Ltd.	573	14,174
MGM China Holdings Ltd.	8,400	24,178
Oriental Land Co., Ltd.	400	75,623
Sands China Ltd.	19,996	104,295
Shangri-La Asia Ltd.	13,000	19,287
SJM Holdings Ltd.	17,000	32,402
Sodexo S.A.	816	79,855
Starbucks Corp.	6,398	482,793
Starwood Hotels & Resorts Worldwide, Inc.	1,614	134,301
Tabcorp Holdings Ltd.	6,400	20,229
Tatts Group Ltd.	11,657	32,150
TUI Travel plc	4,618	29,130
Whitbread plc	1,541	103,775
William Hill plc	7,368	44,171
Wyndham Worldwide Corp.	1,070	86,948
Wynn Macau Ltd.	13,600	43,262
Wynn Resorts Ltd.	690	129,085
Yum! Brands, Inc.	3,725	268,126

		3,685,983

Household Durables (0.5%)
Casio Computer Co., Ltd.	1,800	30,001
D.R. Horton, Inc.	2,828	58,030
Electrolux AB	2,072	54,815
Garmin Ltd.	1,036	53,862
Haier Electronics Group Co. Ltd.	1,097,000	2,875,001
Harman International Industries, Inc.	576	56,471
Husqvarna AB, Class B	3,493	24,735
Iida Group Holdings Co., Ltd.	1,500	18,354
Leggett & Platt, Inc.	1,153	40,263
Lennar Corp., Class A	1,542	59,876
Mohawk Industries, Inc.*	529	71,320
Newell Rubbermaid, Inc.	2,345	80,691
Nikon Corp.	3,000	43,355
Panasonic Corp.	18,600	221,233
Persimmon plc*	2,587	55,947
PulteGroup, Inc.	2,904	51,285
Rinnai Corp.	300	24,919
Sekisui Chemical Co., Ltd.	4,000	45,881
Sekisui House Ltd.	4,600	54,189
Sharp Corp.*	14,000	39,827
Sony Corp.	8,700	157,937
Techtronic Industries Co.	11,500	33,249
Whirlpool Corp.	661	96,275

		4,247,516

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,222	1,038,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ASOS plc*	454	$16,560
Expedia, Inc.	843	73,863
Netflix, Inc.*	511	230,553
Priceline Group, Inc.*	447	517,885
Rakuten, Inc.	6,800	78,308
TripAdvisor, Inc.*	954	87,215

		2,043,286

Leisure Products (0.0%)
Bandai Namco Holdings, Inc.	1,600	41,067
Hasbro, Inc.	970	53,345
Mattel, Inc.	2,843	87,138
Sankyo Co., Ltd.	400	14,333
Sega Sammy Holdings, Inc.	1,600	25,749
Shimano, Inc.	700	85,143
Yamaha Corp.	1,400	18,292

		325,067

Media (2.6%)
Altice S.A.*	733	38,819
Axel Springer SE	343	18,884
British Sky Broadcasting Group plc	159,460	2,280,046
Cablevision Systems Corp. - New York Group, Class A	1,907	33,392
CBS Corp. (Non-Voting), Class B	4,108	219,778
Comcast Corp., Class A	149,528	8,005,910
Dentsu, Inc.	1,861	70,843
DIRECTV*	4,273	369,700
Discovery Communications, Inc., Class A*	1,257	47,515
Discovery Communications, Inc., Class C*	2,328	86,788
Eutelsat Communications S.A.	1,323	42,719
Gannett Co., Inc.	1,914	56,788
Hakuhodo DY Holdings, Inc.	2,000	20,242
Interpublic Group of Cos., Inc.	3,623	66,373
ITV plc	32,020	107,867
J.C. Decaux S.A.	526	16,606
Kabel Deutschland Holding AG	195	26,501
Lagardere S.C.A.	1,036	27,728
News Corp., Class A*	130,159	2,128,100
Omnicom Group, Inc.	2,135	147,016
Pearson plc	6,806	136,816
ProSiebenSat.1 Media AG (Registered)	1,841	73,362
Publicis Groupe S.A.	1,537	105,549
REA Group Ltd.	424	16,067
Reed Elsevier N.V.	5,954	135,138
Reed Elsevier plc	9,739	155,989
RTL Group S.A.	323	27,697
Scripps Networks Interactive, Inc., Class A	881	68,797
SES S.A. (FDR)	2,576	89,068
Singapore Press Holdings Ltd.	14,000	46,092
Sky Deutschland AG*	3,646	30,988
Telenet Group Holding N.V.*	492	28,275
Time Warner Cable, Inc.	2,369	339,928
Time Warner, Inc.	7,269	546,701
Toho Co., Ltd.	1,000	22,612
Twenty-First Century Fox, Inc., Class A	118,226	4,053,970
Viacom, Inc., Class B	3,237	249,055
Walt Disney Co.	34,159	3,041,176
Wolters Kluwer N.V.	2,622	69,943
WPP plc	11,340	227,960

		23,276,798

Multiline Retail (0.7%)
Dollar General Corp.*	2,579	157,603
Dollar Tree, Inc.*	1,753	98,291
Don Quijote Holdings Co., Ltd.	500	28,676
Family Dollar Stores, Inc.	812	62,719
Harvey Norman Holdings Ltd.	3,526	11,206
Isetan Mitsukoshi Holdings Ltd.	2,700	35,155
J. Front Retailing Co., Ltd.	2,000	26,168
Kohl’s Corp.	1,743	106,375
Macy’s, Inc.	45,332	2,637,416
Marks & Spencer Group plc	13,873	90,995
Marui Group Co., Ltd.	1,900	15,643
Next plc	1,299	139,093
Nordstrom, Inc.	1,222	83,548
Takashimaya Co., Ltd.	3,000	25,083
Target Corp.	46,270	2,900,204

		6,418,175

Specialty Retail (1.6%)
ABC-Mart, Inc.	200	10,212
AutoNation, Inc.*	669	33,657
AutoZone, Inc.*	277	141,176
Bed Bath & Beyond, Inc.*	1,702	112,043
Best Buy Co., Inc.	66,333	2,228,125
CarMax, Inc.*	1,872	86,954
Dixons Carphone plc	8,262	49,062
Fast Retailing Co., Ltd.	400	133,868
Foot Locker, Inc.	57,240	3,185,406
GameStop Corp., Class A	943	38,852
Gap, Inc.	2,334	97,304
Hennes & Mauritz AB, Class B	8,068	334,862
Hikari Tsushin, Inc.	100	7,103
Home Depot, Inc.	11,445	1,049,964
Inditex S.A.	9,260	255,847
Kingfisher plc	883,801	4,640,755
L Brands, Inc.	2,096	140,390
Lowe’s Cos., Inc.	8,394	444,210
Nitori Holdings Co., Ltd.	600	37,146
O’Reilly Automotive, Inc.*	882	132,618
PetSmart, Inc.	840	58,876
Ross Stores, Inc.	1,795	135,666
Sanrio Co., Ltd.	400	11,598
Shimamura Co., Ltd.	200	18,382
Sports Direct International plc*	2,278	22,841
Staples, Inc.	5,398	65,316
Tiffany & Co.	958	92,265
TJX Cos., Inc.	5,892	348,630
Tractor Supply Co.	1,177	72,397
Urban Outfitters, Inc.*	899	32,993
USS Co., Ltd.	1,900	29,104
Yamada Denki Co., Ltd.	7,500	21,883

		14,069,505

Textiles, Apparel & Luxury Goods (0.3%)
adidas AG	1,762	131,861
Asics Corp.	1,500	33,795
Burberry Group plc	3,790	92,838
Christian Dior S.A.	471	78,943
Cie Financiere Richemont S.A. (Registered)	4,410	361,918
Coach, Inc.	2,348	83,612
Fossil Group, Inc.*	395	37,091
Hugo Boss AG	271	33,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kering	634	$127,844
Li & Fung Ltd.	50,000	56,794
Luxottica Group S.p.A.	1,409	73,357
LVMH Moet Hennessy Louis Vuitton S.A.	2,365	384,442
Michael Kors Holdings Ltd.*	1,736	123,933
NIKE, Inc., Class B	5,980	533,416
Pandora A/S	884	69,312
PVH Corp.	696	84,320
Ralph Lauren Corp.	517	85,165
Swatch Group AG	257	122,241
Swatch Group AG (Registered)	426	37,303
Under Armour, Inc., Class A*	1,417	97,915
VF Corp.	2,925	193,138
Yue Yuen Industrial Holdings Ltd.	6,500	19,714

		2,862,825

Total Consumer Discretionary		85,364,539

Consumer Staples (5.1%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	6,798	756,617
Asahi Group Holdings Ltd.	3,400	98,365
Brown-Forman Corp., Class B	1,343	121,166
Carlsberg A/S, Class B	923	82,065
Coca-Cola Amatil Ltd.	4,928	37,883
Coca-Cola Co.	33,572	1,432,182
Coca-Cola Enterprises, Inc.	1,920	85,171
Coca-Cola HBC AG (ADR)*	1,740	37,351
Constellation Brands, Inc., Class A*	1,413	123,157
Diageo plc	21,233	614,431
Dr. Pepper Snapple Group, Inc.	1,653	106,305
Heineken Holding N.V.	872	57,679
Heineken N.V.	1,917	143,436
Kirin Holdings Co., Ltd.	7,000	92,961
Molson Coors Brewing Co., Class B	1,344	100,047
Monster Beverage Corp.*	1,224	112,204
PepsiCo, Inc.	12,813	1,192,762
Pernod-Ricard S.A.	1,787	202,324
Remy Cointreau S.A.	192	13,823
SABMiller plc	8,145	452,642
Suntory Beverage & Food Ltd.	108,700	3,855,418
Treasury Wine Estates Ltd.	5,506	20,440

		9,738,429

Food & Staples Retailing (2.4%)
Aeon Co., Ltd.	5,700	56,753
Carrefour S.A.	5,175	159,878
Casino Guichard Perrachon S.A.	479	51,589
Colruyt S.A.	650	28,640
Costco Wholesale Corp.	3,722	466,441
CVS Health Corp.	87,926	6,998,030
Delhaize Group S.A.	891	61,986
Distribuidora Internacional de Alimentacion S.A.	5,131	36,836
FamilyMart Co., Ltd.	500	19,079
J Sainsbury plc	10,576	43,120
Jeronimo Martins SGPS S.A.	2,150	23,674
Koninklijke Ahold N.V.	7,738	125,296
Kroger Co.	4,157	216,164
Lawson, Inc.	600	41,960
Metcash Ltd.	7,502	17,275
Metro AG*	103,647	3,414,168
Safeway, Inc.	1,947	66,782
Seven & I Holdings Co., Ltd.	6,300	244,360
Sysco Corp.	5,009	190,092
Tesco plc	805,213	2,430,601
Walgreen Co.	84,575	5,012,760
Wal-Mart Stores, Inc.	13,428	1,026,839
Wesfarmers Ltd.	9,699	358,021
Whole Foods Market, Inc.	3,071	117,036
WM Morrison Supermarkets plc	18,416	50,246
Woolworths Ltd.	10,601	317,806

		21,575,432

Food Products (0.7%)
Ajinomoto Co., Inc.	5,000	83,200
Archer-Daniels-Midland Co.	5,489	280,488
Aryzta AG*	754	65,038
Associated British Foods plc	2,978	129,336
Barry Callebaut AG (Registered)*	20	22,248
Calbee, Inc.	600	19,640
Campbell Soup Co.	1,515	64,736
Chocoladefabriken Lindt & Spruengli AG	10	104,351
ConAgra Foods, Inc.	3,617	119,506
Danone S.A.	4,804	321,588
General Mills, Inc.	5,222	263,450
Golden Agri-Resources Ltd.	54,244	21,898
Hershey Co.	1,261	120,337
Hormel Foods Corp.	1,147	58,944
J.M. Smucker Co.	865	85,626
Kellogg Co.	2,184	134,534
Kerry Group plc, Class A	1,346	94,898
Keurig Green Mountain, Inc.	1,036	134,815
Kikkoman Corp.	1,000	21,254
Kraft Foods Group, Inc.	5,038	284,143
McCormick & Co., Inc. (Non-Voting)	1,101	73,657
Mead Johnson Nutrition Co.	1,713	164,825
MEIJI Holdings Co., Ltd.	569	44,980
Mondelez International, Inc., Class A	14,335	491,189
Nestle S.A. (Registered)	27,273	2,006,838
NH Foods Ltd.	1,000	21,208
Nisshin Seifun Group, Inc.	1,815	17,939
Nissin Foods Holdings Co., Ltd.	500	25,986
Orkla ASA	7,248	65,545
Tate & Lyle plc	4,041	38,750
Toyo Suisan Kaisha Ltd.	1,000	33,189
Tyson Foods, Inc., Class A	2,495	98,228
Unilever N.V. (CVA)	13,772	548,456
Unilever plc	10,849	454,646
Wilmar International Ltd.	17,000	41,177
Yakult Honsha Co., Ltd.	600	31,511
Yamazaki Baking Co., Ltd.	1,000	12,893

		6,601,047

Household Products (0.4%)
Clorox Co.	1,098	105,452
Colgate-Palmolive Co.	7,300	476,106
Henkel AG & Co. KGaA	986	92,145
Henkel AG & Co. KGaA (Preference)	1,494	149,186
Kimberly-Clark Corp.	3,179	341,965
Procter & Gamble Co.	23,031	1,928,616
Reckitt Benckiser Group plc	5,462	473,728
Svenska Cellulosa AB S.C.A., Class B	4,997	119,177
Unicharm Corp.	3,300	75,237

		3,761,612

Personal Products (0.1%)
Avon Products, Inc.	3,647	45,952
Beiersdorf AG	869	72,595
Estee Lauder Cos., Inc., Class A	1,913	142,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	4,400	$171,567
L’Oreal S.A.	2,121	336,741
Shiseido Co., Ltd.	3,100	51,146

		820,940

Tobacco (0.4%)
Altria Group, Inc.	16,860	774,548
British American Tobacco plc	15,804	892,111
Imperial Tobacco Group plc	8,131	351,157
Japan Tobacco, Inc.	9,300	302,467
Lorillard, Inc.	3,061	183,385
Philip Morris International, Inc.	13,284	1,107,886
Reynolds American, Inc.	2,607	153,813
Swedish Match AB	1,771	57,430

		3,822,797

Total Consumer Staples		46,320,257

Energy (8.2%)
Energy Equipment & Services (2.3%)
Aker Solutions ASA(m)*	1,128	11,237
AMEC plc	2,389	42,757
Baker Hughes, Inc.	65,149	4,238,594
Cameron International Corp.*	1,734	115,103
Diamond Offshore Drilling, Inc.	575	19,705
Ensco plc, Class A	1,987	82,083
FMC Technologies, Inc.*	1,987	107,914
Fugro N.V. (CVA)	32,499	983,712
Halliburton Co.	68,145	4,396,034
Helmerich & Payne, Inc.	922	90,236
Nabors Industries Ltd.	2,468	56,172
National Oilwell Varco, Inc.	3,661	278,602
Noble Corp. plc	120,129	2,669,266
Paragon Offshore plc*	39,326	241,855
Petrofac Ltd.	2,240	37,657
Saipem S.p.A.*	100,838	2,144,800
SBM Offshore N.V.*	88,304	1,282,065
Schlumberger Ltd.	11,024	1,121,031
Seadrill Ltd.	3,206	85,979
Subsea 7 S.A.	2,433	34,745
Technip S.A.	25,967	2,184,649
Tenaris S.A.	4,076	93,440
Transocean Ltd.	6,002	193,077
WorleyParsons Ltd.	1,776	23,853

		20,534,566

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	4,313	437,511
Apache Corp.	3,252	305,265
BG Group plc	28,812	532,478
BP plc	822,555	6,046,688
Cabot Oil & Gas Corp.	3,549	116,017
Caltex Australia Ltd.	1,163	28,501
Chesapeake Energy Corp.	4,423	101,685
Chevron Corp.	45,178	5,390,639
China Shenhua Energy Co., Ltd., Class H	990,000	2,760,324
Cimarex Energy Co.	740	93,632
ConocoPhillips Co.	10,463	800,629
CONSOL Energy, Inc.	1,975	74,773
Delek Group Ltd.	42	15,908
Denbury Resources, Inc.	3,070	46,142
Devon Energy Corp.	3,260	222,267
Eni S.p.A.	194,060	4,625,178
EOG Resources, Inc.	4,667	462,126
EQT Corp.	1,291	118,178
Exxon Mobil Corp.	36,267	3,410,911
Galp Energia SGPS S.A.	3,299	53,627
Hess Corp.	2,222	209,579
Idemitsu Kosan Co., Ltd.	800	16,981
INPEX Corp.	7,200	101,722
JX Holdings, Inc.	19,394	89,388
Kinder Morgan, Inc.	5,593	214,436
Koninklijke Vopak N.V.	619	33,404
Kunlun Energy Co. Ltd.	1,354,000	1,953,006
Lundin Petroleum AB*	1,922	32,522
Marathon Oil Corp.	5,745	215,955
Marathon Petroleum Corp.	2,409	203,970
Murphy Oil Corp.	1,408	80,129
Neste Oil Oyj	1,114	22,935
Newfield Exploration Co.*	1,179	43,706
Noble Energy, Inc.	3,061	209,250
Occidental Petroleum Corp.	6,629	637,378
OMV AG	1,176	39,577
ONEOK, Inc.	1,772	116,155
Origin Energy Ltd.	9,380	122,943
Phillips 66	4,752	386,385
Pioneer Natural Resources Co.	1,213	238,925
QEP Resources, Inc.	1,407	43,307
Range Resources Corp.	1,434	97,240
Repsol S.A.	8,596	204,115
Royal Dutch Shell plc, Class A	33,220	1,270,161
Royal Dutch Shell plc, Class B	148,360	5,861,322
Santos Ltd.	8,158	97,641
Showa Shell Sekiyu KK	1,500	14,306
Southwestern Energy Co.*	2,989	104,466
Spectra Energy Corp.	5,731	224,999
Statoil ASA	100,978	2,753,624
Talisman Energy, Inc.	426,000	3,685,825
Tesoro Corp.	1,084	66,102
TonenGeneral Sekiyu KK	3,000	26,232
Total S.A.	114,297	7,427,467
Tullow Oil plc	7,819	81,695
Valero Energy Corp.	4,489	207,706
Williams Cos., Inc.	5,719	316,547
Woodside Petroleum Ltd.	6,256	222,384

		53,315,964

Total Energy		73,850,530

Financials (17.5%)
Banks (9.6%)
Aozora Bank Ltd.	11,000	37,210
Australia & New Zealand Banking Group Ltd.	23,202	628,125
Banca Monte dei Paschi di Siena S.p.A.*	36,808	48,536
Banco Bilbao Vizcaya Argentaria S.A.	49,879	601,710
Banco Comercial Portugues S.A. (Registered)*	298,081	39,004
Banco de Sabadell S.A.	28,468	84,282
Banco Popolare SC*	3,191	46,873
Banco Popular Espanol S.A.	14,928	91,389
Banco Santander S.A.	101,880	979,380
Bangkok Bank PCL	74,000	479,260
Bangkok Bank PCL (NVDR)	320,800	2,018,295
Bank Hapoalim B.M.	9,119	51,427
Bank Leumi Le-Israel B.M.*	10,767	43,618
Bank of America Corp.	89,438	1,524,918
Bank of East Asia Ltd.	10,400	42,123
Bank of Ireland*	232,408	90,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Kyoto Ltd.	3,000	$24,919
Bank of Queensland Ltd.	2,951	30,075
Bank of Yokohama Ltd.	10,000	54,999
Bankia S.A.*	39,295	73,355
Barclays plc	1,450,813	5,349,591
BB&T Corp.	6,110	227,353
Bendigo & Adelaide Bank Ltd.	3,513	36,664
BNP Paribas S.A.	140,462	9,317,601
BOC Hong Kong Holdings Ltd.	32,000	101,998
CaixaBank S.A.*†	165	1,005
CaixaBank S.A.	15,091	91,892
Chiba Bank Ltd.	7,000	48,698
Chugoku Bank Ltd.	1,400	20,564
Citigroup, Inc.	125,891	6,523,672
Comerica, Inc.	1,537	76,635
Commerzbank AG*	8,250	123,375
Commonwealth Bank of Australia	13,631	898,558
Credit Agricole S.A.	8,327	125,631
Danske Bank A/S	5,450	148,143
DBS Group Holdings Ltd.	200,088	2,889,097
DNB ASA	8,184	153,241
Erste Group Bank AG	2,382	54,561
Fifth Third BanCorp	7,092	141,982
Fukuoka Financial Group, Inc.	7,000	33,380
Gunma Bank Ltd.	3,000	17,287
Hachijuni Bank Ltd.	3,000	18,026
Hana Financial Group, Inc.	64,599	2,356,846
Hang Seng Bank Ltd.	6,600	105,993
Hiroshima Bank Ltd.	4,000	19,658
Hokuhoku Financial Group, Inc.	10,000	19,603
HSBC Holdings plc (Hong Kong Exchange)	479,114	4,908,468
HSBC Holdings plc (London Stock Exchange)	160,891	1,633,047
Huntington Bancshares, Inc./Ohio	6,932	67,448
ING Groep N.V. (CVA)*	498,865	7,126,334
Intesa Sanpaolo S.p.A.	974,599	2,958,816
Iyo Bank Ltd.	2,000	20,242
Joyo Bank Ltd.	6,000	29,542
JPMorgan Chase & Co.	127,665	7,690,540
KB Financial Group, Inc. (ADR)	62,765	2,273,348
KBC Groep N.V.*	23,113	1,230,918
KeyCorp	7,398	98,615
Lloyds Banking Group plc*	3,845,572	4,792,267
M&T Bank Corp.	1,130	139,318
Mitsubishi UFJ Financial Group, Inc.	107,800	609,597
Mizrahi Tefahot Bank Ltd.*	1,185	14,167
Mizuho Financial Group, Inc.	195,024	348,349
National Australia Bank Ltd.	19,840	565,249
Natixis S.A.	8,274	56,934
Nordea Bank AB	25,821	336,002
Oversea-Chinese Banking Corp., Ltd.	24,750	188,967
PNC Financial Services Group, Inc.	4,520	386,822
Raiffeisen Bank International AG	999	21,728
Regions Financial Corp.	11,714	117,609
Resona Holdings, Inc.	18,651	105,163
Royal Bank of Scotland Group plc*	21,108	125,995
Seven Bank Ltd.	4,600	18,748
Shinsei Bank Ltd.	14,000	29,998
Shizuoka Bank Ltd.	4,000	41,176
Skandinaviska Enskilda Banken AB, Class A	12,972	173,296
Societe Generale S.A.	6,041	308,408
Standard Chartered plc	20,520	379,399
Sumitomo Mitsui Financial Group, Inc.	10,677	435,257
Sumitomo Mitsui Trust Holdings, Inc.	28,860	120,124
SunTrust Banks, Inc./Georgia	93,848	3,569,039
Suruga Bank Ltd.	2,000	39,863
Svenska Handelsbanken AB, Class A	4,241	199,532
Swedbank AB, Class A	7,734	194,743
U.S. BanCorp/Minnesota	15,323	640,961
UniCredit S.p.A.	681,037	5,384,750
Unione di Banche Italiane S.c.p.A.	7,095	59,683
United Overseas Bank Ltd.	11,281	198,083
Wells Fargo & Co.	40,398	2,095,444
Westpac Banking Corp.	26,289	739,777
Yamaguchi Financial Group, Inc.	2,000	18,892
Zions Bancorp	1,730	50,274

		86,434,482

Capital Markets (1.7%)
3i Group plc	8,440	52,445
Aberdeen Asset Management plc	7,521	48,832
Affiliated Managers Group, Inc.*	470	94,169
Ameriprise Financial, Inc.	1,592	196,421
Bank of New York Mellon Corp.	9,622	372,660
BlackRock, Inc.	1,063	349,004
Charles Schwab Corp.	9,752	286,611
Credit Suisse Group AG (Registered)*	228,874	6,345,757
Daiwa Securities Group, Inc.	13,500	106,954
Deutsche Bank AG (Registered)	11,620	407,644
E*TRADE Financial Corp.*	2,505	56,588
Franklin Resources, Inc.	3,349	182,889
Goldman Sachs Group, Inc.	3,484	639,558
Hargreaves Lansdown plc	2,039	31,237
ICAP plc	4,751	29,830
Invesco Ltd.	3,664	144,655
Investec plc	4,602	38,795
Julius Baer Group Ltd.*	1,949	87,477
Legg Mason, Inc.	864	44,202
Macquarie Group Ltd.	2,462	124,141
Mediobanca S.p.A.*	5,166	44,435
Morgan Stanley	114,038	3,942,294
Nomura Holdings, Inc.	30,700	183,010
Northern Trust Corp.	1,887	128,373
Partners Group Holding AG	148	38,988
SBI Holdings, Inc.	1,750	19,594
Schroders plc	1,066	41,320
State Street Corp.	3,601	265,070
T. Rowe Price Group, Inc.	2,244	175,930
UBS AG (Registered)*	30,863	538,575

		15,017,458

Consumer Finance (0.8%)
Acom Co., Ltd.*	3,400	11,377
AEON Financial Service Co., Ltd.	900	19,260
American Express Co.	45,343	3,969,326
Capital One Financial Corp.	39,543	3,227,500
Credit Saison Co., Ltd.	1,300	25,046
Discover Financial Services	3,919	252,344
Navient Corp.	3,595	63,667

		7,568,520

Diversified Financial Services (0.5%)
ASX Ltd.	1,673	52,528
Berkshire Hathaway, Inc., Class B*	15,504	2,141,723
CME Group, Inc./Illinois	2,685	214,679
Deutsche Boerse AG	1,616	108,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Eurazeo S.A.	306	$22,022
Exor S.p.A.	816	31,682
First Pacific Co., Ltd.	20,250	21,098
Groupe Bruxelles Lambert S.A.	658	60,304
Hong Kong Exchanges and Clearing Ltd.	9,300	200,136
Industrivarden AB, Class C	1,156	20,201
Intercontinental Exchange, Inc.	963	187,833
Investment AB Kinnevik, Class B	2,041	73,737
Investor AB, Class B	3,815	134,921
Japan Exchange Group, Inc.	2,300	54,588
Leucadia National Corp.	2,717	64,773
London Stock Exchange Group plc	1,946	58,931
McGraw Hill Financial, Inc.	2,291	193,475
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	21,421
Moody’s Corp.	1,574	148,743
NASDAQ OMX Group, Inc.	983	41,699
ORIX Corp.	11,100	153,128
Pargesa Holding S.A.	292	23,260
Singapore Exchange Ltd.	7,000	39,672
Wendel S.A.	252	28,570

		4,097,975

Insurance (3.6%)
ACE Ltd.	36,443	3,821,777
Admiral Group plc	1,539	32,010
Aegon N.V.	15,670	129,281
Aflac, Inc.	3,857	224,670
Ageas	1,868	62,016
AIA Group Ltd.	101,200	523,279
Allianz SE (Registered)	3,860	625,754
Allstate Corp.	3,688	226,333
American International Group, Inc.	56,303	3,041,488
AMP Ltd.	24,651	117,844
Aon plc	2,469	216,457
Assicurazioni Generali S.p.A.	9,858	207,436
Assurant, Inc.	593	38,130
Aviva plc	685,615	5,818,623
AXA S.A.‡	15,266	376,186
Baloise Holding AG (Registered)	410	52,608
China Life Insurance Co., Ltd., Class H	905,000	2,511,671
Chubb Corp.	2,045	186,259
Cincinnati Financial Corp.	1,260	59,283
CNP Assurances S.A.	1,542	29,039
Dai-ichi Life Insurance Co., Ltd.	9,000	133,595
Delta Lloyd N.V.	1,663	40,108
Direct Line Insurance Group plc	12,847	61,273
Friends Life Group Ltd.	11,894	59,408
Genworth Financial, Inc., Class A*	4,201	55,033
Gjensidige Forsikring ASA	1,722	36,425
Hannover Rueck SE	544	43,988
Hartford Financial Services Group, Inc.	3,824	142,444
Insurance Australia Group Ltd.	20,287	108,705
Legal & General Group plc	49,391	183,281
Lincoln National Corp.	2,211	118,465
Loews Corp.	2,614	108,899
Mapfre S.A.	7,728	27,369
Marsh & McLennan Cos., Inc.	4,628	242,230
MetLife, Inc.	9,570	514,100
MS&AD Insurance Group Holdings, Inc.	4,111	89,679
Muenchener Rueckversicherungs AG (Registered)	17,139	3,388,903
NN Group N.V.*	65,840	1,910,583
Old Mutual plc	42,015	123,761
Principal Financial Group, Inc.	2,347	123,147
Progressive Corp.	4,604	116,389
Prudential Financial, Inc.	3,906	343,494
Prudential plc	21,543	480,560
QBE Insurance Group Ltd.	10,835	110,614
RSA Insurance Group plc*	8,399	65,970
Sampo Oyj, Class A	3,784	183,528
SCOR SE	1,264	39,489
Sompo Japan Nipponkoa Holdings, Inc.	2,885	69,998
Sony Financial Holdings, Inc.	1,600	25,880
Standard Life plc	20,309	136,437
Suncorp Group Ltd.	10,721	131,790
Swiss Life Holding AG (Registered)*	274	65,494
Swiss Reinsurance AG*	41,893	3,341,523
T&D Holdings, Inc.	5,000	64,212
Tokio Marine Holdings, Inc.	5,800	179,936
Torchmark Corp.	1,093	57,240
Travelers Cos., Inc.	2,883	270,829
Tryg A/S	185	19,211
UnipolSai S.p.A.	7,382	20,885
Unum Group	2,144	73,711
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	13,684
XL Group plc	2,256	74,832
Zurich Insurance Group AG*	1,254	374,085

		32,071,331

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	3,374	315,908
Apartment Investment & Management Co. (REIT), Class A	1,231	39,170
Ascendas Real Estate Investment Trust (REIT)	19,000	33,511
AvalonBay Communities, Inc. (REIT)	1,117	157,463
Boston Properties, Inc. (REIT)	1,307	151,298
British Land Co. plc (REIT)	8,003	91,143
CapitaCommercial Trust (REIT)	17,000	21,255
CapitaMall Trust (REIT)	21,000	31,442
CFS Retail Property Trust Group (REIT)	17,577	30,702
Corio N.V. (REIT)	569	27,903
Crown Castle International Corp. (REIT)	2,844	229,027
Dexus Property Group (REIT)	46,089	44,792
Equity Residential (REIT)	3,076	189,420
Essex Property Trust, Inc. (REIT)	544	97,240
Federation Centres (REIT)	13,123	29,644
Fonciere des Regions (REIT)	248	22,349
Gecina S.A. (REIT)	188	24,636
General Growth Properties, Inc. (REIT)	5,343	125,828
Goodman Group (REIT)	14,576	65,980
GPT Group (REIT)	13,718	46,482
Hammerson plc (REIT)	6,122	57,017
HCP, Inc. (REIT)	3,897	154,750
Health Care REIT, Inc. (REIT)	2,758	172,016
Host Hotels & Resorts, Inc. (REIT)	6,415	136,832
ICADE (REIT)	305	25,722
Intu Properties plc (REIT)	7,046	36,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Prime Realty Investment Corp. (REIT)	8	$28,812
Japan Real Estate Investment Corp. (REIT)	10	51,425
Japan Retail Fund Investment Corp. (REIT)	21	42,316
Kimco Realty Corp. (REIT)	3,461	75,830
Klepierre S.A. (REIT)	815	35,689
Land Securities Group plc (REIT)	6,713	113,072
Link REIT (REIT)	19,000	109,500
Macerich Co. (REIT)	1,190	75,958
Mirvac Group (REIT)	32,412	48,811
Nippon Building Fund, Inc. (REIT)	12	63,132
Nippon Prologis REIT, Inc. (REIT)	13	30,238
Plum Creek Timber Co., Inc. (REIT)	1,492	58,203
Prologis, Inc. (REIT)	4,261	160,640
Public Storage (REIT)	1,236	204,978
Scentre Group (REIT)*	43,860	125,957
Segro plc (REIT)	6,408	37,720
Simon Property Group, Inc. (REIT)	2,641	434,233
Stockland Corp., Ltd. (REIT)	20,109	69,545
Unibail-Rodamco SE (REIT)	830	213,545
United Urban Investment Corp. (REIT)	20	30,691
Ventas, Inc. (REIT)	2,478	153,512
Vornado Realty Trust (REIT)	1,494	149,340
Westfield Corp. (REIT)	16,832	109,793
Weyerhaeuser Co. (REIT)	4,476	142,605

		4,923,936

Real Estate Management & Development (0.8%)
Aeon Mall Co., Ltd.	970	18,511
CapitaLand Ltd.	20,000	50,169
CBRE Group, Inc., Class A*	2,355	70,038
Cheung Kong Holdings Ltd.	127,560	2,101,125
City Developments Ltd.	4,000	30,164
Daito Trust Construction Co., Ltd.	600	70,873
Daiwa House Industry Co., Ltd.	5,000	89,697
Deutsche Wohnen AG	2,318	49,538
Global Logistic Properties Ltd.	26,000	55,232
Hang Lung Properties Ltd.	19,000	54,077
Henderson Land Development Co., Ltd.	8,580	55,580
Hulic Co., Ltd.	2,100	22,211
Hysan Development Co., Ltd.	5,000	23,117
Immofinanz AG*	8,239	23,383
Keppel Land Ltd.	7,000	19,205
Kerry Properties Ltd.	6,000	20,168
Lend Lease Group	4,667	58,596
Mitsubishi Estate Co., Ltd.	11,000	247,582
Mitsui Fudosan Co., Ltd.	8,000	245,051
New World Development Co., Ltd.	42,666	49,673
Nomura Real Estate Holdings, Inc.	1,100	18,896
NTT Urban Development Corp.	600	6,313
Sino Land Co., Ltd.	24,600	38,017
Sumitomo Realty & Development Co., Ltd.	3,000	106,747
Sun Hung Kai Properties Ltd.	14,000	198,510
Swire Pacific Ltd., Class A	157,760	2,031,720
Swire Properties Ltd.	526,332	1,640,371
Swiss Prime Site AG (Registered)*	501	37,206
Tokyo Tatemono Co., Ltd.	4,000	32,350
Tokyu Fudosan Holdings Corp.	3,900	26,741
UOL Group Ltd.	4,128	21,389
Wharf Holdings Ltd.	13,400	95,260
Wheelock & Co., Ltd.	8,000	38,224

		7,645,734

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,204	40,863
People’s United Financial, Inc.	2,567	37,144

		78,007

Total Financials		157,837,443

Health Care (13.6%)
Biotechnology (2.2%)
Actelion Ltd. (Registered)*	876	103,043
Alexion Pharmaceuticals, Inc.*	1,675	277,749
Amgen, Inc.	49,461	6,947,292
Biogen Idec, Inc.*	2,008	664,266
Celgene Corp.*	6,799	644,409
CSL Ltd.	4,080	264,953
Gilead Sciences, Inc.*	94,175	10,024,929
Grifols S.A.	1,265	51,831
Regeneron Pharmaceuticals, Inc.*	627	226,046
Vertex Pharmaceuticals, Inc.*	2,026	227,540

		19,432,058

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	12,814	532,934
Baxter International, Inc.	4,599	330,070
Becton, Dickinson and Co.	1,625	184,941
Boston Scientific Corp.*	11,268	133,075
C.R. Bard, Inc.	634	90,478
CareFusion Corp.*	1,724	78,011
Cochlear Ltd.	492	29,943
Coloplast A/S, Class B	919	77,031
Covidien plc	3,837	331,939
DENTSPLY International, Inc.	1,225	55,860
Edwards Lifesciences Corp.*	909	92,854
Elekta AB, Class B	3,172	31,276
Essilor International S.A.	1,710	187,774
Getinge AB, Class B	109,665	2,767,461
Intuitive Surgical, Inc.*	306	141,317
Medtronic, Inc.	8,329	515,982
Olympus Corp.*	2,000	71,758
Smith & Nephew plc	7,437	125,388
Sonova Holding AG (Registered)	459	73,367
St. Jude Medical, Inc.	2,431	146,176
Stryker Corp.	2,545	205,509
Sysmex Corp.	1,200	48,252
Terumo Corp.	2,600	62,324
Varian Medical Systems, Inc.*	867	69,464
William Demant Holding A/S*	170	13,041
Zimmer Holdings, Inc.	1,448	145,596

		6,541,821

Health Care Providers & Services (0.7%)
Aetna, Inc.	3,007	243,567
Alfresa Holdings Corp.	1,600	23,065
AmerisourceBergen Corp.	1,812	140,068
Cardinal Health, Inc.	2,862	214,421
Celesio AG	448	14,904
Cigna Corp.	2,243	203,418
DaVita HealthCare Partners, Inc.*	1,460	106,784
Express Scripts Holding Co.*	6,339	447,724
Fresenius Medical Care AG & Co. KGaA	1,812	126,562
Fresenius SE & Co. KGaA	3,216	159,209
Humana, Inc.	1,308	170,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	715	$72,751
McKesson Corp.	1,972	383,889
Medipal Holdings Corp.	900	10,939
Miraca Holdings, Inc.	500	20,675
Patterson Cos., Inc.	755	31,280
Quest Diagnostics, Inc.	1,225	74,333
Ramsay Health Care Ltd.	1,141	50,040
Ryman Healthcare Ltd.	3,030	18,474
Sinopharm Group Co., Ltd., Class H	708,000	2,589,516
Sonic Healthcare Ltd.	3,210	49,296
Suzuken Co., Ltd.	600	17,287
Tenet Healthcare Corp.*	844	50,125
UnitedHealth Group, Inc.	8,262	712,597
Universal Health Services, Inc., Class B	777	81,196
WellPoint, Inc.	2,332	278,954

		6,291,493

Health Care Technology (0.0%)
Cerner Corp.*	2,584	153,929
M3, Inc.	1,800	28,885

		182,814

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,835	161,538
Lonza Group AG (Registered)*	443	53,548
PerkinElmer, Inc.	939	40,940
QIAGEN N.V.*	79,792	1,817,087
Thermo Fisher Scientific, Inc.	3,392	412,806
Waters Corp.*	706	69,979

		2,555,898

Pharmaceuticals (9.7%)
AbbVie, Inc.	13,555	782,937
Actavis plc*	41,341	9,974,756
Allergan, Inc.	2,527	450,286
Astellas Pharma, Inc.	18,500	275,455
AstraZeneca plc	10,644	766,404
Bayer AG (Registered)	38,020	5,325,547
Bristol-Myers Squibb Co.	14,090	721,126
Chugai Pharmaceutical Co., Ltd.	1,900	55,003
Daiichi Sankyo Co., Ltd.	5,300	83,167
Eisai Co., Ltd.	2,000	80,875
Eli Lilly & Co.	8,345	541,173
GlaxoSmithKline plc	304,124	6,966,523
Hisamitsu Pharmaceutical Co., Inc.	500	17,962
Hospira, Inc.*	1,430	74,403
Johnson & Johnson	23,984	2,556,455
Kyowa Hakko Kirin Co., Ltd.	2,000	24,527
Mallinckrodt plc*	962	86,724
Merck & Co., Inc.	143,630	8,514,386
Merck KGaA	35,916	3,312,911
Mitsubishi Tanabe Pharma Corp.	1,900	27,874
Mylan, Inc.*	3,186	144,931
Novartis AG (Registered)	74,074	6,994,628
Novo Nordisk A/S, Class B	16,806	804,149
Ono Pharmaceutical Co., Ltd.	700	62,166
Orion Oyj, Class B	845	33,086
Otsuka Holdings Co., Ltd.	3,300	113,736
Perrigo Co. plc	1,136	170,616
Pfizer, Inc.	303,671	8,979,551
Roche Holding AG	35,862	10,634,264
Sanofi S.A.	99,818	11,291,288
Santen Pharmaceutical Co., Ltd.	600	33,590
Shionogi & Co., Ltd.	2,600	59,645
Shire plc	4,983	431,375
Sumitomo Dainippon Pharma Co. Ltd.	1,300	16,559
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,695
Takeda Pharmaceutical Co., Ltd.	6,600	286,928
Teva Pharmaceutical Industries Ltd.	7,254	391,363
Teva Pharmaceutical Industries Ltd. (ADR)	116,978	6,287,568
UCB S.A.	1,068	96,962
Zoetis, Inc.	4,288	158,442

		87,643,036

Total Health Care		122,647,120

Industrials (7.8%)
Aerospace & Defense (1.1%)
Airbus Group N.V.	4,972	312,864
BAE Systems plc	372,858	2,850,023
Boeing Co.	5,703	726,448
Cobham plc	9,341	44,082
Embraer S.A. (ADR)	53,850	2,111,997
Finmeccanica S.p.A.*	3,791	36,893
General Dynamics Corp.	2,701	343,270
Honeywell International, Inc.	6,659	620,086
L-3 Communications Holdings, Inc.	726	86,336
Lockheed Martin Corp.	2,295	419,480
Meggitt plc	6,873	50,274
Northrop Grumman Corp.	1,768	232,952
Precision Castparts Corp.	1,220	288,994
Raytheon Co.	2,641	268,378
Rockwell Collins, Inc.	1,147	90,040
Rolls-Royce Holdings plc*	15,927	249,034
Safran S.A.	2,296	149,000
Singapore Technologies Engineering Ltd.	12,000	34,334
Textron, Inc.	2,368	85,224
Thales S.A.	788	41,976
United Technologies Corp.	7,237	764,227
Zodiac Aerospace	1,619	51,643

		9,857,555

Air Freight & Logistics (1.1%)
Bollore S.A.	47	26,702
C.H. Robinson Worldwide, Inc.	1,241	82,303
Deutsche Post AG (Registered)	8,198	262,900
Expeditors International of Washington, Inc.	1,666	67,606
FedEx Corp.	17,757	2,866,868
Royal Mail plc	5,437	34,569
TNT Express N.V.	479,196	3,034,716
Toll Holdings Ltd.	5,996	29,609
United Parcel Service, Inc., Class B	38,954	3,828,789
Yamato Holdings Co., Ltd.	3,000	55,842

		10,289,904

Airlines (0.4%)
ANA Holdings, Inc.	9,000	20,934
Cathay Pacific Airways Ltd.	10,000	18,416
Delta Air Lines, Inc.	7,159	258,798
Deutsche Lufthansa AG (Registered)	200,923	3,173,466
easyJet plc	1,354	31,235
International Consolidated Airlines Group S.A.*	8,785	52,317
Japan Airlines Co., Ltd.	1,030	28,174
Qantas Airways Ltd.*	8,911	10,845
Singapore Airlines Ltd.	4,000	30,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	5,820	$196,542

		3,821,581

Building Products (0.5%)
Allegion plc	820	39,065
Asahi Glass Co., Ltd.	8,000	43,372
Assa Abloy AB, Class B	2,866	147,987
Cie de Saint-Gobain S.A.	87,768	4,016,844
Daikin Industries Ltd.	2,000	123,966
Geberit AG (Registered)	326	105,446
LIXIL Group Corp.	2,200	46,999
Masco Corp.	3,059	73,171
TOTO Ltd.	2,000	21,992

		4,618,842

Commercial Services & Supplies (0.6%)
ADT Corp.	33,828	1,199,541
Aggreko plc	2,198	55,160
Babcock International Group plc	4,317	76,424
Brambles Ltd.	12,898	107,508
Cintas Corp.	821	57,954
Dai Nippon Printing Co., Ltd.	4,000	40,100
Edenred	1,736	42,834
G4S plc	13,418	54,534
Iron Mountain, Inc. (REIT)	1,446	47,212
Park24 Co., Ltd.	800	12,765
Pitney Bowes, Inc.	1,757	43,907
Republic Services, Inc.	2,146	83,737
Secom Co., Ltd.	1,800	107,220
Securitas AB, Class B	2,559	28,424
Serco Group plc	538,232	2,496,379
Societe BIC S.A.	248	31,981
Stericycle, Inc.*	726	84,623
Toppan Printing Co., Ltd.	5,000	35,924
Tyco International Ltd.	3,771	168,073
Waste Management, Inc.	3,690	175,386

		4,949,686

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios S.A.	1,501	57,671
Bouygues S.A.	1,637	53,065
Chiyoda Corp.	1,000	11,042
Ferrovial S.A.	3,444	66,793
Fluor Corp.	1,327	88,630
Hochtief AG	192	13,219
Jacobs Engineering Group, Inc.*	1,147	55,997
JGC Corp.	2,000	54,598
Kajima Corp.	7,000	33,508
KBR, Inc.	99,470	1,873,020
Koninklijke Boskalis Westminster N.V.	629	35,417
Leighton Holdings Ltd.	800	13,518
Obayashi Corp.	6,000	41,085
OCI*	646	19,954
Quanta Services, Inc.*	1,845	66,955
Shimizu Corp.	5,000	39,435
Skanska AB, Class B	3,287	68,008
Taisei Corp.	9,000	50,796
Vinci S.A.	4,070	236,494

		2,879,205

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	18,570	417,810
Alstom S.A.*	1,782	60,950
AMETEK, Inc.	2,098	105,341
Eaton Corp. plc	4,054	256,902
Emerson Electric Co.	5,933	371,287
Fuji Electric Co., Ltd.	6,000	29,050
Legrand S.A.	2,241	116,602
Mabuchi Motor Co., Ltd.	200	17,433
Mitsubishi Electric Corp.	16,000	213,066
Nidec Corp.	1,700	115,013
OSRAM Licht AG*	769	28,648
Prysmian S.p.A.	1,760	32,700
Rockwell Automation, Inc.	1,173	128,889
Schneider Electric SE	4,407	338,429
Vestas Wind Systems A/S*	1,904	74,434

		2,306,554

Industrial Conglomerates (1.1%)
3M Co.	5,512	780,940
Danaher Corp.	5,186	394,032
General Electric Co.	85,335	2,186,283
Hutchison Whampoa Ltd.	18,000	217,905
Keppel Corp., Ltd.	12,300	101,239
Koninklijke Philips N.V.	74,175	2,366,995
NWS Holdings Ltd.	13,688	24,362
Roper Industries, Inc.	850	124,346
Seibu Holdings, Inc.	1,000	19,968
Sembcorp Industries Ltd.	7,000	28,424
Siemens AG (Registered)	31,725	3,781,430
Smiths Group plc	3,398	69,630
Toshiba Corp.	33,000	152,912

		10,248,466

Machinery (1.5%)
Alfa Laval AB	2,687	57,494
Amada Co., Ltd.	3,000	28,584
Andritz AG	644	34,342
Atlas Copco AB, Class A	5,632	161,561
Atlas Copco AB, Class B	3,370	87,519
Caterpillar, Inc.	5,341	528,919
China CNR Corp. Ltd., Class H*§	2,226,700	1,924,204
CNH Industrial N.V.	7,967	63,395
CSR Corp. Ltd., Class H	1,873,500	1,647,940
Cummins, Inc.	1,453	191,767
Deere & Co.	3,047	249,824
Dover Corp.	1,413	113,506
FANUC Corp.	1,600	288,999
Flowserve Corp.	1,156	81,521
GEA Group AG	1,618	70,597
Hino Motors Ltd.	2,400	33,568
Hitachi Construction Machinery Co., Ltd.	900	18,119
IHI Corp.	11,000	56,968
Illinois Tool Works, Inc.	3,102	261,871
IMI plc	2,235	44,566
Ingersoll-Rand plc	2,278	128,388
Joy Global, Inc.	846	46,141
JTEKT Corp.	1,500	25,083
Kawasaki Heavy Industries Ltd.	12,000	47,923
Komatsu Ltd.	8,100	187,332
Kone Oyj, Class B	2,692	108,192
Kubota Corp.	10,000	157,967
Kurita Water Industries Ltd.	900	20,080
Makita Corp.	1,000	56,531
MAN SE	301	33,874
Melrose Industries plc	8,799	35,333
Metso Oyj	947	33,730
Mitsubishi Heavy Industries Ltd.	26,000	167,272
Nabtesco Corp.	900	21,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NGK Insulators Ltd.	2,000	$47,632
NSK Ltd.	4,000	56,932
PACCAR, Inc.	3,006	170,966
Pall Corp.	908	76,000
Parker-Hannifin Corp.	1,256	143,372
Pentair plc	1,648	107,928
Sandvik AB	9,105	102,709
Schindler Holding AG	382	51,856
Schindler Holding AG (Registered)	164	21,885
Sembcorp Marine Ltd.	7,000	20,522
SKF AB, Class B	3,389	70,776
SMC Corp.	500	137,907
Snap-on, Inc.	500	60,540
Stanley Black & Decker, Inc.	28,491	2,529,716
Sulzer AG (Registered)	207	25,477
Sumitomo Heavy Industries Ltd.	5,000	28,129
THK Co., Ltd.	800	19,913
Vallourec S.A.	892	41,021
Volvo AB, Class B	12,963	140,930
Wartsila Oyj Abp	1,246	55,758
Weichai Power Co., Ltd., Class H	655,000	2,366,144
Weir Group plc	1,827	74,105
Xylem, Inc.	1,526	54,158
Yangzijiang Shipbuilding Holdings Ltd.	19,735	18,255
Zardoya Otis S.A.	1,527	18,940

		13,456,255

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	32	73,952
A. P. Moller - Maersk A/S, Class B	57	135,402
Kuehne + Nagel International AG (Registered)	472	59,624
Mitsui O.S.K. Lines Ltd.	8,000	25,530
Nippon Yusen KK	14,000	36,891

		331,399

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,449	98,426
ALS Ltd.	3,164	14,599
Bureau Veritas S.A.	1,896	41,896
Capita plc	5,672	107,032
Dun & Bradstreet Corp.	307	36,063
Equifax, Inc.	1,024	76,534
Experian plc	8,419	134,233
Intertek Group plc	1,388	58,976
Nielsen N.V.	2,578	114,283
Randstad Holding N.V.	1,056	49,163
Robert Half International, Inc.	1,167	57,183
Seek Ltd.	2,741	38,902
SGS S.A. (Registered)	45	93,375

		920,665

Road & Rail (0.3%)
Asciano Ltd.	8,573	45,412
Aurizon Holdings Ltd.	18,439	73,133
Central Japan Railway Co.	1,200	162,097
ComfortDelGro Corp., Ltd.	19,000	35,745
CSX Corp.	8,523	273,247
DSV A/S	1,488	41,912
East Japan Railway Co.	2,797	209,632
Hankyu Hanshin Holdings, Inc.	10,000	58,263
Kansas City Southern	930	112,716
Keikyu Corp.	4,000	33,408
Keio Corp.	5,000	36,973
Keisei Electric Railway Co., Ltd.	3,000	30,144
Kintetsu Corp.	14,000	47,103
MTR Corp., Ltd.	12,000	46,981
Nagoya Railroad Co., Ltd.	7,000	28,083
Nippon Express Co., Ltd.	7,000	29,296
Norfolk Southern Corp.	2,629	293,396
Odakyu Electric Railway Co., Ltd.	6,000	54,871
Ryder System, Inc.	457	41,116
Tobu Railway Co., Ltd.	9,000	45,297
Tokyu Corp.	9,000	59,002
Union Pacific Corp.	7,631	827,353
West Japan Railway Co.	1,300	58,193

		2,643,373

Trading Companies & Distributors (0.4%)
Brenntag AG	1,269	62,365
Bunzl plc	2,868	74,856
Fastenal Co.	2,341	105,111
ITOCHU Corp.	12,500	152,724
Marubeni Corp.	14,000	95,840
Mitsubishi Corp.	11,900	243,696
Mitsui & Co., Ltd.	14,600	230,232
Noble Group Ltd.	2,309,218	2,353,205
Rexel S.A.	2,304	42,996
Sumitomo Corp.	9,400	103,749
Toyota Tsusho Corp.	1,700	41,417
Travis Perkins plc	2,092	56,434
United Rentals, Inc.*	817	90,769
W.W. Grainger, Inc.	519	130,606
Wolseley plc	2,278	119,727

		3,903,727

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,356	66,295
Aeroports de Paris S.A.	268	32,079
Atlantia S.p.A.	3,517	86,844
Auckland International Airport Ltd.	8,505	25,562
Fraport AG Frankfurt Airport Services Worldwide	328	21,567
Groupe Eurotunnel S.A. (Registered)	3,934	48,059
Hutchison Port Holdings Trust, Class U	46,000	32,200
Kamigumi Co., Ltd.	2,000	18,929
Mitsubishi Logistics Corp.	1,000	14,352
Sydney Airport	9,608	35,920
Transurban Group	14,945	101,017

		482,824

Total Industrials		70,710,036

Information Technology (8.5%)
Communications Equipment (1.0%)
Alcatel-Lucent*	23,496	72,915
Cisco Systems, Inc.	204,232	5,140,519
F5 Networks, Inc.*	630	74,806
Harris Corp.	904	60,026
Juniper Networks, Inc.	3,413	75,598
Motorola Solutions, Inc.	1,877	118,777
QUALCOMM, Inc.	14,252	1,065,622
Telefonaktiebolaget LM Ericsson, Class B	213,543	2,710,718

		9,318,981

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	1,344	134,212
Citizen Holdings Co., Ltd.	2,400	15,734
Corning, Inc.	10,977	212,295
FLIR Systems, Inc.	1,224	38,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hamamatsu Photonics KK	600	$28,502
Hexagon AB, Class B	2,207	70,039
Hirose Electric Co., Ltd.	300	37,037
Hitachi High-Technologies Corp.	600	17,233
Hitachi Ltd.	40,400	308,502
Hoya Corp.	3,800	127,643
Ibiden Co., Ltd.	1,000	19,476
Jabil Circuit, Inc.	1,707	34,430
Japan Display, Inc.*	3,200	15,435
Keyence Corp.	340	147,765
Knowles Corp.*	109,150	2,892,475
Kyocera Corp.	2,600	121,163
Murata Manufacturing Co., Ltd.	1,700	193,289
Nippon Electric Glass Co., Ltd.	4,000	19,476
Omron Corp.	1,600	72,651
Shimadzu Corp.	2,000	17,306
TDK Corp.	900	50,221
TE Connectivity Ltd.	3,492	193,073
Yaskawa Electric Corp.	2,000	27,080
Yokogawa Electric Corp.	1,700	22,351

		4,815,748

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	1,533	91,673
DeNA Co., Ltd.	900	11,447
eBay, Inc.*	9,604	543,875
Facebook, Inc., Class A*	16,585	1,310,878
Google, Inc., Class A*	2,417	1,422,187
Google, Inc., Class C*	2,416	1,394,902
Gree, Inc.	700	4,774
Kakaku.com, Inc.	1,300	18,467
United Internet AG (Registered)	1,021	43,452
VeriSign, Inc.*	956	52,695
Yahoo! Japan Corp.	12,600	47,907
Yahoo!, Inc.*	7,865	320,499

		5,262,756

IT Services (0.6%)
Accenture plc, Class A	5,367	436,444
Alliance Data Systems Corp.*	473	117,432
Amadeus IT Holding S.A., Class A	3,249	121,550
AtoS	672	48,694
Automatic Data Processing, Inc.	4,086	339,465
Cap Gemini S.A.	1,201	86,207
Cognizant Technology Solutions Corp., Class A*	5,184	232,088
Computer Sciences Corp.	1,240	75,826
Computershare Ltd.	3,755	39,978
Fidelity National Information Services, Inc.	2,430	136,809
Fiserv, Inc.*	2,136	138,060
Fujitsu Ltd.	16,000	98,473
International Business Machines Corp.	7,889	1,497,569
ITOCHU Techno-Solutions Corp.	200	8,407
MasterCard, Inc., Class A	8,370	618,710
Nomura Research Institute Ltd.	1,000	32,323
NTT Data Corp.	1,100	39,617
Otsuka Corp.	300	11,926
Paychex, Inc.	2,787	123,185
Teradata Corp.*	1,301	54,538
Total System Services, Inc.	1,413	43,746
Visa, Inc., Class A	4,186	893,167
Western Union Co.	4,529	72,645
Xerox Corp.	9,263	122,550

		5,389,409

Semiconductors & Semiconductor Equipment (1.2%)
Advantest Corp.	1,200	15,471
Altera Corp.	2,650	94,817
Analog Devices, Inc.	2,672	132,237
Applied Materials, Inc.	211,692	4,574,664
ARM Holdings plc	11,897	174,739
ASM Pacific Technology Ltd.	2,200	21,774
ASML Holding N.V.	3,018	300,453
Avago Technologies Ltd.	2,142	186,354
Broadcom Corp., Class A	4,572	184,800
First Solar, Inc.*	641	42,184
Infineon Technologies AG	9,390	97,169
Intel Corp.	42,102	1,465,992
KLA-Tencor Corp.	1,395	109,898
Lam Research Corp.	1,386	103,534
Linear Technology Corp.	2,038	90,467
Microchip Technology, Inc.	1,713	80,905
Micron Technology, Inc.*	9,102	311,835
NVIDIA Corp.	4,375	80,719
Rohm Co., Ltd.	800	50,330
STMicroelectronics N.V.	5,519	42,661
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	88,622	1,788,392
Texas Instruments, Inc.	9,078	432,930
Tokyo Electron Ltd.	1,400	91,372
Xilinx, Inc.	2,272	96,219

		10,569,916

Software (2.3%)
Adobe Systems, Inc.*	4,021	278,213
Autodesk, Inc.*	1,924	106,012
CA, Inc.	2,728	76,220
Citrix Systems, Inc.*	1,391	99,234
Dassault Systemes S.A.	1,056	67,836
Electronic Arts, Inc.*	2,645	94,188
Gemalto N.V.	684	62,790
GungHo Online Entertainment, Inc.	3,900	18,598
Intuit, Inc.	2,403	210,623
Konami Corp.	800	16,675
Microsoft Corp.	274,976	12,747,887
Nexon Co., Ltd.	1,000	8,252
NICE-Systems Ltd.	523	21,187
Nintendo Co., Ltd.	900	97,898
Oracle Corp.	84,472	3,233,588
Oracle Corp. Japan	300	11,707
Red Hat, Inc.*	1,602	89,952
Sage Group plc	9,057	53,651
Salesforce.com, Inc.*	4,898	281,782
SAP SE	44,490	3,208,626
Symantec Corp.	5,866	137,910
Trend Micro, Inc.	900	30,445
Xero Ltd.*	540	9,106

		20,962,380

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	50,921	5,130,291
Brother Industries Ltd.	2,000	37,000
Canon, Inc.	9,500	309,275
EMC Corp.	17,250	504,735
Fujifilm Holdings Corp.	3,900	119,836
Hewlett-Packard Co.	81,401	2,887,293
Konica Minolta, Inc.	310,100	3,347,695
NEC Corp.	22,000	76,025
NetApp, Inc.	2,714	116,593
Nokia Oyj	31,767	271,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ricoh Co., Ltd.	6,100	$65,519
Samsung Electronics Co., Ltd. (GDR)(m)	11,370	6,373,844
SanDisk Corp.	1,904	186,497
Seagate Technology plc	2,789	159,726
Seiko Epson Corp.	1,100	52,856
Western Digital Corp.	1,872	182,183

		19,820,401

Total Information Technology		76,139,591

Materials (4.2%)
Chemicals (1.8%)
Air Liquide S.A.	2,926	356,892
Air Products and Chemicals, Inc.	1,630	212,193
Air Water, Inc.	1,000	14,880
Airgas, Inc.	569	62,960
Akzo Nobel N.V.	68,649	4,703,861
Arkema S.A.	475	31,869
Asahi Kasei Corp.	10,000	81,185
BASF SE	7,756	711,499
CF Industries Holdings, Inc.	422	117,831
Croda International plc	1,172	39,007
Daicel Corp.	3,000	32,578
Dow Chemical Co.	52,934	2,775,859
E.I. du Pont de Nemours & Co.	7,775	557,934
Eastman Chemical Co.	1,270	102,730
Ecolab, Inc.	2,286	262,501
EMS-Chemie Holding AG (Registered)	70	29,127
FMC Corp.	1,144	65,425
Fuchs Petrolub SE (Preference)	606	23,039
Givaudan S.A. (Registered)*	78	124,839
Hitachi Chemical Co., Ltd.	900	16,002
Incitec Pivot Ltd.	14,098	33,451
International Flavors & Fragrances, Inc.	687	65,870
Israel Chemicals Ltd.	3,844	27,659
Israel Corp., Ltd.*	20	11,257
Johnson Matthey plc	1,771	83,806
JSR Corp.	1,600	27,908
K+S AG (Registered)	1,488	42,202
Kaneka Corp.	3,000	16,768
Kansai Paint Co., Ltd.	2,000	29,870
Koninklijke DSM N.V.	1,496	92,313
Kuraray Co., Ltd.	3,000	35,177
Lanxess AG	790	43,609
Linde AG	1,573	302,288
LyondellBasell Industries N.V., Class A	24,408	2,652,173
Mitsubishi Chemical Holdings Corp.	10,700	52,644
Mitsubishi Gas Chemical Co., Inc.	3,000	19,120
Mitsui Chemicals, Inc.*	7,000	19,467
Monsanto Co.	4,468	502,695
Mosaic Co.	2,705	120,129
Nippon Paint Co., Ltd.	1,000	22,476
Nitto Denko Corp.	1,200	65,813
Novozymes A/S, Class B	2,070	89,810
Orica Ltd.	3,157	52,242
PPG Industries, Inc.	1,172	230,579
Praxair, Inc.	2,475	319,275
Sherwin-Williams Co.	706	154,607
Shin-Etsu Chemical Co., Ltd.	3,500	228,749
Sigma-Aldrich Corp.	1,004	136,554
Sika AG	17	58,976
Solvay S.A.	484	74,519
Sumitomo Chemical Co., Ltd.	13,000	46,346
Syngenta AG (Registered)	789	251,485
Taiyo Nippon Sanso Corp.	2,000	17,634
Teijin Ltd.	8,000	19,330
Toray Industries, Inc.	13,000	85,936
Umicore S.A.	885	38,715
Yara International ASA	1,501	75,368

		16,469,031

Construction Materials (1.0%)
Boral Ltd.	6,433	27,993
CRH plc	254,846	5,829,305
Fletcher Building Ltd.	5,870	40,234
HeidelbergCement AG	31,043	2,051,408
Holcim Ltd. (Registered)*	1,918	139,927
Imerys S.A.	258	19,024
James Hardie Industries plc (CDI)	3,754	39,343
Lafarge S.A.	1,554	111,918
Martin Marietta Materials, Inc.	532	68,596
Taiheiyo Cement Corp.	10,000	37,748
Vulcan Materials Co.	1,107	66,675

		8,432,171

Containers & Packaging (0.3%)
Amcor Ltd.	9,916	98,367
Avery Dennison Corp.	779	34,782
Ball Corp.	1,188	75,165
Bemis Co., Inc.	845	32,127
MeadWestvaco Corp.	1,425	58,339
Owens-Illinois, Inc.*	1,413	36,809
Rexam plc	292,099	2,328,851
Sealed Air Corp.	1,808	63,063
Toyo Seikan Group Holdings Ltd.	1,300	16,108

		2,743,611

Metals & Mining (1.1%)
Alcoa, Inc.	9,969	160,401
Allegheny Technologies, Inc.	944	35,022
Alumina Ltd.*	22,810	33,851
Anglo American plc	11,707	262,667
Antofagasta plc	3,407	39,823
ArcelorMittal S.A.	8,368	115,204
BHP Billiton Ltd.	27,139	804,804
BHP Billiton plc	17,833	495,806
Boliden AB	2,373	38,509
Daido Steel Co., Ltd.	4,000	15,938
Fortescue Metals Group Ltd.	13,097	39,905
Freeport-McMoRan, Inc.	8,857	289,181
Fresnillo plc	1,917	23,619
Glencore plc*	89,803	499,645
Hitachi Metals Ltd.	2,000	36,034
Iluka Resources Ltd.	3,619	24,905
JFE Holdings, Inc.	4,200	83,809
Kobe Steel Ltd.	26,000	42,197
Maruichi Steel Tube Ltd.	600	14,733
Mitsubishi Materials Corp.	9,000	29,132
MMC Norilsk Nickel OJSC (ADR)	127,634	2,371,440
Newcrest Mining Ltd.*	6,608	61,038
Newmont Mining Corp.	4,247	97,893
Nippon Steel & Sumitomo Metal Corp.	65,050	168,801
Norsk Hydro ASA	11,248	62,921
Nucor Corp.	2,714	147,316
POSCO (ADR)	39,545	3,001,465
Randgold Resources Ltd.	754	51,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Rio Tinto Ltd.	3,685	$192,229
Rio Tinto plc	10,755	528,556
Sumitomo Metal Mining Co., Ltd.	4,000	56,312
ThyssenKrupp AG*	3,817	100,158
Voestalpine AG	913	36,094
Yamato Kogyo Co., Ltd.	300	10,011

		9,970,868

Paper & Forest Products (0.0%)
International Paper Co.	3,629	173,249
Oji Holdings Corp.	7,000	26,487
Stora Enso Oyj, Class R	4,771	39,802
UPM-Kymmene Oyj	4,540	64,854

		304,392

Total Materials		37,920,073

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	44,127	1,555,035
Belgacom S.A.	1,296	45,113
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	26,995
BT Group plc	66,535	409,449
CenturyLink, Inc.	4,838	197,826
Deutsche Telekom AG (Registered)	26,394	400,043
Elisa Oyj	1,238	32,868
Frontier Communications Corp.	8,618	56,103
HKT Trust and HKT Ltd.	22,420	27,084
Iliad S.A.	220	46,571
Inmarsat plc	3,460	39,320
Koninklijke KPN N.V.*	27,540	88,248
Nippon Telegraph & Telephone Corp.	3,128	194,539
Orange S.A.	15,654	235,383
PCCW Ltd.	31,000	19,483
Singapore Telecommunications Ltd.	1,254,350	3,736,403
Spark New Zealand Ltd.	14,434	33,466
Swisscom AG (Registered)	193	109,671
TDC A/S	6,918	52,540
Telecom Italia S.p.A.*	86,589	99,250
Telecom Italia S.p.A. (RNC)	52,198	46,381
Telefonica Deutschland Holding AG*	4,770	24,942
Telefonica S.A.	225,579	3,491,665
Telekom Austria AG	934	8,417
Telenor ASA	111,802	2,453,649
TeliaSonera AB	20,338	140,697
Telstra Corp., Ltd.	36,568	169,691
TPG Telecom Ltd.	2,350	14,074
Verizon Communications, Inc.	83,025	4,158,541
Vivendi S.A.*	100,361	2,423,670
Windstream Holdings, Inc.	5,117	55,161
Ziggo N.V.*	1,286	60,245

		20,452,523

Wireless Telecommunication Services (1.3%)
China Mobile Ltd.	205,000	2,369,492
KDDI Corp.	4,900	294,559
Millicom International Cellular S.A. (SDR)	543	43,607
Mobile Telesystems OJSC (ADR)	122,449	1,829,388
NTT DOCOMO, Inc.	13,200	220,311
SoftBank Corp.	8,100	567,868
Sprint Corp.*	266,912	1,692,222
StarHub Ltd.	4,919	15,886
Tele2 AB, Class B	2,756	33,285
Vodafone Group plc	1,416,715	4,694,470

		11,761,088

Total Telecommunication Services		32,213,611

Utilities (1.0%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	4,177	218,081
AusNet Services*	14,553	17,393
Cheung Kong Infrastructure Holdings Ltd.	5,000	35,094
Chubu Electric Power Co., Inc.*	5,600	64,285
Chugoku Electric Power Co., Inc.	2,600	33,331
CLP Holdings Ltd.	16,500	132,491
Contact Energy Ltd.	3,230	15,079
Duke Energy Corp.	6,013	449,593
Edison International	2,778	155,346
EDP - Energias de Portugal S.A.	19,730	86,099
Electricite de France S.A.	2,079	68,194
Enel S.p.A.	55,749	295,879
Entergy Corp.	1,526	118,006
Exelon Corp.	7,287	248,414
FirstEnergy Corp.	3,562	119,576
Fortum Oyj	3,844	93,753
Hokuriku Electric Power Co.	1,500	19,708
Iberdrola S.A.	42,994	307,901
Kansai Electric Power Co., Inc.*	6,000	56,704
Kyushu Electric Power Co., Inc.	3,700	39,876
NextEra Energy, Inc.	3,708	348,107
Northeast Utilities	2,701	119,654
Pepco Holdings, Inc.	2,174	58,176
Pinnacle West Capital Corp.	941	51,416
Power Assets Holdings Ltd.	11,000	97,252
PPL Corp.	5,655	185,710
Red Electrica Corporacion S.A.	937	81,139
Shikoku Electric Power Co., Inc.*	1,500	19,230
Southern Co.	7,621	332,657
SSE plc	8,119	203,618
Terna Rete Elettrica Nazionale S.p.A.	12,874	64,749
Tohoku Electric Power Co., Inc.	3,900	44,307
Tokyo Electric Power Co., Inc.*	12,500	43,766
Xcel Energy, Inc.	4,301	130,750

		4,355,334

Gas Utilities (0.1%)
AGL Resources, Inc.	1,016	52,161
APA Group	7,062	46,002
Enagas S.A.	1,556	50,174
Gas Natural SDG S.A.	3,008	88,561
Hong Kong & China Gas Co., Ltd.	55,382	120,110
Osaka Gas Co., Ltd.	16,000	64,292
Snam S.p.A	17,327	95,856
Toho Gas Co., Ltd.	3,000	16,904
Tokyo Gas Co., Ltd.	20,000	112,423

		646,483

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,675	80,472
Electric Power Development Co., Ltd.	1,000	32,687
Enel Green Power S.p.A	15,107	38,658
NRG Energy, Inc.	2,868	87,417

		239,234

Multi-Utilities (0.4%)
AGL Energy Ltd.	5,616	66,577
Ameren Corp.	2,046	78,423
CenterPoint Energy, Inc.	3,703	90,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Centrica plc	42,905	$214,092
CMS Energy Corp.	2,365	70,146
Consolidated Edison, Inc.	2,499	141,593
Dominion Resources, Inc.	4,952	342,134
DTE Energy Co.	1,513	115,109
E.ON SE	16,960	310,502
GDF Suez S.A.	12,269	307,758
Integrys Energy Group, Inc.	677	43,883
National Grid plc	31,390	451,885
NiSource, Inc.	2,708	110,974
PG&E Corp.	4,013	180,746
Public Service Enterprise Group, Inc.	4,311	160,542
RWE AG	4,102	159,861
SCANA Corp.	1,192	59,135
Sempra Energy	1,967	207,282
Suez Environnement Co. S.A.	2,316	39,183
TECO Energy, Inc.	1,994	34,656
Veolia Environnement S.A.	3,517	62,101
Wisconsin Energy Corp.	1,931	83,033

		3,330,227

Water Utilities (0.0%)
Severn Trent plc	2,063	62,775
United Utilities Group plc	5,581	73,105

		135,880

Total Utilities		8,707,158

Total Common Stocks (79.0%) (Cost $532,676,895)		711,710,358

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Fiat S.p.A., expiring 10/6/14*	7,325	—

Total Consumer Discretionary		—

Financials (0.0%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*	49,879	4,977
Banco Popular Espanol S.A., expiring 10/13/14*	14,928	207

Total Financials		5,184

Total Rights (0.0%) (Cost $—)		5,184

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
Bank of Montreal/Illinois
0.04%, 10/1/14(p)	$6,000,000	6,000,000

Total Time Deposits		6,000,000

Total Short-Term Investments (0.7%) (Cost $6,000,000)		6,000,000

Total Investments (79.7%) (Cost $538,676,895)		717,715,542
Other Assets Less Liabilities (20.3%)		183,122,242

Net Assets (100%)		$900,837,784

*	Non-income producing.

†	Security (totaling $1,005 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $1,924,204 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $6,385,081 or 0.7% of net assets.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.9%
Austria	0.0	#
Belgium	0.3
Bermuda	0.0	#
Brazil	0.2
Canada	0.4
China	1.5
Denmark	0.2
Finland	0.1
France	5.3
Germany	3.8
Hong Kong	2.0
Ireland	0.9
Israel	0.8
Italy	1.8
Japan	4.7
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.5
New Zealand	0.0	#
Norway	0.6
Portugal	0.0	#
Russia	0.5
Singapore	0.9
South Africa	0.0	#
South Korea	1.9
Spain	0.8
Sweden	0.9
Switzerland	4.3
Taiwan	0.2
Thailand	0.3
United Kingdom	8.3
United States	34.5
Cash and Other	20.3

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$424,439	$—	$—	$376,186	$14,581	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	956	December-14	$38,700,918	$38,916,945	$216,027
FTSE 100 Index	220	December-14	24,112,688	23,558,713	(553,975)
S&P 500 E-Mini Index	895	December-14	88,691,516	87,956,125	(735,391)
SPI 200 Index	76	December-14	9,135,716	8,788,508	(347,208)
TOPIX Index	199	December-14	23,364,685	24,068,703	704,018

					$(716,529)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	750	$1,215,096	$1,210,118	$4,978
European Union Euro vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	3,500	4,422,933	4,524,265	(101,332)
Hong Kong Dollar vs. U.S. Dollar, expiring 10/6/14	JPMorgan Chase Bank	469	60,397	60,398	(1)
Japanese Yen vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	200,000	1,824,742	1,876,500	(51,758)

					$(148,113)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,137,687	$41,226,852	$—	$85,364,539
Consumer Staples	25,039,629	21,280,628	—	46,320,257
Energy	32,391,399	41,459,131	—	73,850,530
Financials	56,435,670	101,400,768	1,005	157,837,443
Health Care	65,560,509	57,086,611	—	122,647,120
Industrials	28,646,623	42,063,413	—	70,710,036
Information Technology	56,378,010	19,761,581	—	76,139,591
Materials	15,050,838	22,869,235	—	37,920,073
Telecommunication Services	7,148,133	25,065,478	—	32,213,611
Utilities	4,473,804	4,233,354	—	8,707,158
Forward Currency Contracts	—	4,978	—	4,978
Futures	920,045	—	—	920,045
Rights
Consumer Discretionary	—	— (c)	—	—
Financials	—	5,184	—	5,184
Short-Term Investments	—	6,000,000	—	6,000,000

Total Assets	$336,182,347	$382,457,213	$1,005	$718,640,565

Liabilities:
Forward Currency Contracts	$—	$(153,091)	$—	$(153,091)
Futures	(1,636,574)	—	—	(1,636,574)

Total Liabilities	$(1,636,574)	$(153,091)	$—	$(1,789,665)

Total	$334,545,773	$382,304,122	$1,005	$716,850,900

(a)	A security with a market value of $121,165 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $56,471 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S government debt securities	$95,818,187
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S government debt securities	$92,215,067

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,909,791
Aggregate gross unrealized depreciation	(49,388,058)

Net unrealized appreciation	$176,521,733

Federal income tax cost of investments	$541,193,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.3%)
BorgWarner, Inc.	52,241	$2,748,399
Delphi Automotive plc	68,520	4,203,017
Goodyear Tire & Rubber Co.	62,866	1,419,828
Johnson Controls, Inc.	152,278	6,700,232

		15,071,476

Automobiles (0.5%)
Ford Motor Co.	886,544	13,111,986
General Motors Co.	308,171	9,842,982
Harley-Davidson, Inc.	49,708	2,893,005

		25,847,973

Distributors (0.0%)
Genuine Parts Co.	34,993	3,069,236

Diversified Consumer Services (0.0%)
H&R Block, Inc.	62,941	1,951,800

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	103,001	4,137,550
Chipotle Mexican Grill, Inc.*	7,090	4,726,123
Darden Restaurants, Inc.	30,284	1,558,415
Marriott International, Inc., Class A	49,814	3,481,999
McDonald’s Corp.	224,451	21,280,199
Starbucks Corp.	171,710	12,957,237
Starwood Hotels & Resorts Worldwide, Inc.	43,550	3,623,795
Wyndham Worldwide Corp.	28,610	2,324,849
Wynn Resorts Ltd.	18,544	3,469,211
Yum! Brands, Inc.	100,495	7,233,630

		64,793,008

Household Durables (0.3%)
D.R. Horton, Inc.	75,904	1,557,550
Garmin Ltd.	27,737	1,442,047
Harman International Industries, Inc.	15,607	1,530,110
Leggett & Platt, Inc.	31,374	1,095,580
Lennar Corp., Class A	40,705	1,580,575
Mohawk Industries, Inc.*	14,166	1,909,860
Newell Rubbermaid, Inc.	62,585	2,153,550
PulteGroup, Inc.	77,339	1,365,807
Whirlpool Corp.	17,840	2,598,396

		15,233,475

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	86,609	27,926,206
Expedia, Inc.	22,676	1,986,871
Netflix, Inc.*	13,741	6,199,664
Priceline Group, Inc.*	11,987	13,887,899
TripAdvisor, Inc.*	25,478	2,329,199

		52,329,839

Leisure Products (0.1%)
Hasbro, Inc.	26,226	1,442,299
Mattel, Inc.	77,225	2,366,946

		3,809,245

Media (2.5%)
Cablevision Systems Corp. - New
York Group, Class A	49,718	870,562
CBS Corp. (Non-Voting), Class B	110,787	5,927,105
Comcast Corp., Class A	591,593	31,815,872
DIRECTV*	114,822	9,934,399
Discovery Communications, Inc., Class A*	33,819	1,278,358
Discovery Communications, Inc., Class C*	62,513	2,330,485
Gannett Co., Inc.	51,578	1,530,319
Interpublic Group of Cos., Inc.	96,322	1,764,619
News Corp., Class A*	114,074	1,865,110
Omnicom Group, Inc.	57,410	3,953,253
Scripps Networks Interactive, Inc., Class A	23,701	1,850,811
Time Warner Cable, Inc.	63,699	9,140,170
Time Warner, Inc.	195,400	14,696,034
Twenty-First Century Fox, Inc., Class A	430,521	14,762,565
Viacom, Inc., Class B	87,027	6,695,857
Walt Disney Co.	360,981	32,138,138

		140,553,657

Multiline Retail (0.5%)
Dollar General Corp.*	69,386	4,240,179
Dollar Tree, Inc.*	47,002	2,635,402
Family Dollar Stores, Inc.	21,915	1,692,715
Kohl’s Corp.	46,815	2,857,119
Macy’s, Inc.	80,718	4,696,173
Nordstrom, Inc.	32,608	2,229,409
Target Corp.	144,887	9,081,517

		27,432,514

Specialty Retail (1.5%)
AutoNation, Inc.*	17,921	901,605
AutoZone, Inc.*	7,452	3,797,986
Bed Bath & Beyond, Inc.*	46,163	3,038,910
Best Buy Co., Inc.	66,386	2,229,906
CarMax, Inc.*	50,112	2,327,702
GameStop Corp., Class A	25,753	1,061,024
Gap, Inc.	62,668	2,612,629
Home Depot, Inc.	307,653	28,224,086
L Brands, Inc.	56,164	3,761,865
Lowe’s Cos., Inc.	225,635	11,940,604
O’Reilly Automotive, Inc.*	23,719	3,566,389
PetSmart, Inc.	22,699	1,590,973
Ross Stores, Inc.	47,963	3,625,044
Staples, Inc.	147,250	1,781,725
Tiffany & Co.	25,732	2,478,249
TJX Cos., Inc.	158,393	9,372,114
Tractor Supply Co.	31,470	1,935,720
Urban Outfitters, Inc.*	23,344	856,725

		85,103,256

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	62,829	2,237,341
Fossil Group, Inc.*	10,642	999,284
Michael Kors Holdings Ltd.*	46,943	3,351,261
NIKE, Inc., Class B	160,766	14,340,327
PVH Corp.	18,849	2,283,556
Ralph Lauren Corp.	13,882	2,286,782
Under Armour, Inc., Class A*	38,055	2,629,600
VF Corp.	78,863	5,207,324

		33,335,475

Total Consumer Discretionary		468,530,954

Consumer Staples (6.8%)
Beverages (1.6%)
Brown-Forman Corp., Class B	36,113	3,258,115
Coca-Cola Co.	902,336	38,493,654
Coca-Cola Enterprises, Inc.	51,635	2,290,528
Constellation Brands, Inc., Class A*	38,302	3,338,402
Dr. Pepper Snapple Group, Inc.	44,602	2,868,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	36,412	$2,710,509
Monster Beverage Corp.*	32,885	3,014,568
PepsiCo, Inc.	344,424	32,062,430

		88,036,561

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	100,202	12,557,315
CVS Health Corp.	264,726	21,069,542
Kroger Co.	111,758	5,811,416
Safeway, Inc.	52,767	1,809,908
Sysco Corp.	134,175	5,091,941
Walgreen Co.	200,631	11,891,400
Wal-Mart Stores, Inc.	360,938	27,600,929
Whole Foods Market, Inc.	82,573	3,146,857

		88,979,308

Food Products (1.1%)
Archer-Daniels-Midland Co.	147,554	7,540,009
Campbell Soup Co.	40,999	1,751,887
ConAgra Foods, Inc.	96,636	3,192,853
General Mills, Inc.	140,008	7,063,404
Hershey Co.	34,129	3,256,931
Hormel Foods Corp.	30,679	1,576,594
J.M. Smucker Co.	23,273	2,303,794
Kellogg Co.	58,476	3,602,122
Keurig Green Mountain, Inc.	27,845	3,623,470
Kraft Foods Group, Inc.	135,770	7,657,428
McCormick & Co., Inc. (Non-Voting)	29,672	1,985,057
Mead Johnson Nutrition Co.	46,232	4,448,443
Mondelez International, Inc., Class A	385,363	13,204,463
Tyson Foods, Inc., Class A	67,001	2,637,829

		63,844,284

Household Products (1.3%)
Clorox Co.	29,473	2,830,587
Colgate-Palmolive Co.	196,240	12,798,773
Kimberly-Clark Corp.	85,472	9,194,223
Procter & Gamble Co.	618,944	51,830,370

		76,653,953

Personal Products (0.1%)
Avon Products, Inc.	99,636	1,255,414
Estee Lauder Cos., Inc., Class A	51,424	3,842,401

		5,097,815

Tobacco (1.1%)
Altria Group, Inc.	453,380	20,828,277
Lorillard, Inc.	82,293	4,930,174
Philip Morris International, Inc.	357,075	29,780,055
Reynolds American, Inc.	70,436	4,155,724

		59,694,230

Total Consumer Staples		382,306,151

Energy (6.9%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	99,443	6,469,762
Cameron International Corp.*	46,379	3,078,638
Diamond Offshore Drilling, Inc.	15,360	526,387
Ensco plc, Class A	53,512	2,210,581
FMC Technologies, Inc.*	53,720	2,917,533
Halliburton Co.	194,444	12,543,583
Helmerich & Payne, Inc.	24,760	2,423,261
Nabors Industries Ltd.	66,225	1,507,281
National Oilwell Varco, Inc.	98,369	7,485,881
Noble Corp. plc	58,287	1,295,137
Schlumberger Ltd.	296,342	30,135,018
Transocean Ltd.	77,894	2,490,271

		73,083,333

Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	115,672	11,733,768
Apache Corp.	87,426	8,206,679
Cabot Oil & Gas Corp.	95,406	3,118,822
Chesapeake Energy Corp.	118,781	2,730,775
Chevron Corp.	434,061	51,792,159
Cimarex Energy Co.	19,924	2,520,984
ConocoPhillips Co.	281,081	21,508,318
CONSOL Energy, Inc.	52,662	1,993,783
Denbury Resources, Inc.	80,771	1,213,988
Devon Energy Corp.	87,929	5,994,999
EOG Resources, Inc.	125,157	12,393,046
EQT Corp.	34,623	3,169,389
Exxon Mobil Corp.	974,831	91,682,856
Hess Corp.	59,789	5,639,299
Kinder Morgan, Inc.	150,374	5,765,339
Marathon Oil Corp.	154,174	5,795,401
Marathon Petroleum Corp.	64,763	5,483,483
Murphy Oil Corp.	38,154	2,171,344
Newfield Exploration Co.*	31,322	1,161,107
Noble Energy, Inc.	82,373	5,631,018
Occidental Petroleum Corp.	178,209	17,134,795
ONEOK, Inc.	47,574	3,118,476
Phillips 66	127,752	10,387,515
Pioneer Natural Resources Co.	32,720	6,444,858
QEP Resources, Inc.	37,871	1,165,669
Range Resources Corp.	38,608	2,618,008
Southwestern Energy Co.*	80,812	2,824,379
Spectra Energy Corp.	153,402	6,022,563
Tesoro Corp.	29,313	1,787,507
Valero Energy Corp.	120,682	5,583,956
Williams Cos., Inc.	153,739	8,509,454

		315,303,737

Total Energy		388,387,070

Financials (11.5%)
Banks (4.3%)
Bank of America Corp.	2,403,853	40,985,694
BB&T Corp.	164,535	6,122,347
Citigroup, Inc.	693,008	35,911,675
Comerica, Inc.	41,333	2,060,863
Fifth Third Bancorp	190,689	3,817,594
Huntington Bancshares, Inc./Ohio	186,749	1,817,068
JPMorgan Chase & Co.	859,760	51,791,942
Keycorp	200,424	2,671,652
M&T Bank Corp.	30,181	3,721,016
PNC Financial Services Group, Inc.	122,057	10,445,638
Regions Financial Corp.	315,283	3,165,441
SunTrust Banks, Inc./Georgia	121,362	4,615,397
U.S. Bancorp/Minnesota	411,887	17,229,233
Wells Fargo & Co.	1,085,894	56,325,322
Zions Bancorp	46,419	1,348,936

		242,029,818

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	12,708	2,546,175
Ameriprise Financial, Inc.	42,791	5,279,554
Bank of New York Mellon Corp.	258,662	10,017,979
BlackRock, Inc.	28,572	9,380,759
Charles Schwab Corp.	262,172	7,705,235
E*TRADE Financial Corp.*	66,131	1,493,899
Franklin Resources, Inc.	90,045	4,917,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc.	93,659	$17,192,983
Invesco Ltd.	98,992	3,908,204
Legg Mason, Inc.	23,296	1,191,823
Morgan Stanley	350,110	12,103,303
Northern Trust Corp.	50,619	3,443,611
State Street Corp.	96,808	7,126,037
T. Rowe Price Group, Inc.	60,154	4,716,074

		91,022,993

Consumer Finance (0.7%)
American Express Co.	205,734	18,009,954
Capital One Financial Corp.	128,307	10,472,417
Discover Financial Services	105,582	6,798,425
Navient Corp.	95,874	1,697,929

		36,978,725

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	416,724	57,566,253
CME Group, Inc./Illinois	72,225	5,774,750
Intercontinental Exchange, Inc.	25,931	5,057,842
Leucadia National Corp.	72,620	1,731,261
McGraw Hill Financial, Inc.	61,922	5,229,313
Moody’s Corp.	42,483	4,014,643
NASDAQ OMX Group, Inc.	27,044	1,147,206

		80,521,268

Insurance (2.0%)
ACE Ltd.	76,734	8,047,094
Aflac, Inc.	103,558	6,032,253
Allstate Corp.	99,067	6,079,742
American International Group, Inc.	326,159	17,619,109
Aon plc	66,392	5,820,587
Assurant, Inc.	16,332	1,050,148
Chubb Corp.	54,970	5,006,668
Cincinnati Financial Corp.	33,732	1,587,091
Genworth Financial, Inc., Class A*	113,397	1,485,501
Hartford Financial Services Group, Inc.	102,357	3,812,798
Lincoln National Corp.	59,676	3,197,440
Loews Corp.	69,661	2,902,077
Marsh & McLennan Cos., Inc.	124,420	6,512,143
MetLife, Inc.	257,091	13,810,928
Principal Financial Group, Inc.	62,466	3,277,591
Progressive Corp.	123,031	3,110,224
Prudential Financial, Inc.	105,147	9,246,627
Torchmark Corp.	29,850	1,563,244
Travelers Cos., Inc.	77,499	7,280,256
Unum Group	58,242	2,002,360
XL Group plc	60,687	2,012,988

		111,456,869

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	90,572	8,480,256
Apartment Investment & Management Co. (REIT), Class A	33,460	1,064,697
AvalonBay Communities, Inc. (REIT)	30,000	4,229,100
Boston Properties, Inc. (REIT)	35,014	4,053,221
Crown Castle International Corp. (REIT)	76,339	6,147,580
Equity Residential (REIT)	82,688	5,091,927
Essex Property Trust, Inc. (REIT)	14,522	2,595,808
General Growth Properties, Inc. (REIT)	143,520	3,379,896
HCP, Inc. (REIT)	104,926	4,166,611
Health Care REIT, Inc. (REIT)	74,102	4,621,742
Host Hotels & Resorts, Inc. (REIT)	173,190	3,694,143
Kimco Realty Corp. (REIT)	93,818	2,055,552
Macerich Co. (REIT)	32,225	2,056,922
Plum Creek Timber Co., Inc. (REIT)	40,591	1,583,455
Prologis, Inc. (REIT)	114,339	4,310,580
Public Storage (REIT)	33,160	5,499,254
Simon Property Group, Inc. (REIT)	71,047	11,681,548
Ventas, Inc. (REIT)	62,880	3,895,416
Vornado Realty Trust (REIT)	39,913	3,989,703
Weyerhaeuser Co. (REIT)	120,820	3,849,325

		86,446,736

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	63,893	1,900,178

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	110,183	1,070,979
People’s United Financial, Inc.	71,073	1,028,426

		2,099,405

Total Financials		652,455,992

Health Care (9.8%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	45,229	7,499,873
Amgen, Inc.	173,646	24,390,317
Biogen Idec, Inc.*	53,979	17,856,793
Celgene Corp.*	182,753	17,321,329
Gilead Sciences, Inc.*	345,540	36,782,733
Regeneron Pharmaceuticals, Inc.*	16,865	6,080,170
Vertex Pharmaceuticals, Inc.*	54,442	6,114,381

		116,045,596

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	343,764	14,297,145
Baxter International, Inc.	123,816	8,886,274
Becton, Dickinson and Co.	43,850	4,990,568
Boston Scientific Corp.*	303,192	3,580,698
C.R. Bard, Inc.	17,060	2,434,633
CareFusion Corp.*	46,370	2,098,242
Covidien plc	103,285	8,935,185
DENTSPLY International, Inc.	32,412	1,477,987
Edwards Lifesciences Corp.*	24,257	2,477,853
Intuitive Surgical, Inc.*	8,218	3,795,237
Medtronic, Inc.	223,899	13,870,543
St. Jude Medical, Inc.	65,107	3,914,884
Stryker Corp.	68,388	5,522,331
Varian Medical Systems, Inc.*	23,590	1,890,031
Zimmer Holdings, Inc.	38,630	3,884,246

		82,055,857

Health Care Providers & Services (1.5%)
Aetna, Inc.	81,055	6,565,455
AmerisourceBergen Corp.	48,725	3,766,442
Cardinal Health, Inc.	76,953	5,765,319
Cigna Corp.	60,303	5,468,879
DaVita HealthCare Partners, Inc.*	39,272	2,872,354
Express Scripts Holding Co.*	170,396	12,035,069
Humana, Inc.	35,260	4,594,025
Laboratory Corp. of America Holdings*	19,425	1,976,494
McKesson Corp.	52,950	10,307,777
Patterson Cos., Inc.	19,829	821,515
Quest Diagnostics, Inc.	33,014	2,003,290
Tenet Healthcare Corp.*	22,413	1,331,108
UnitedHealth Group, Inc.	222,096	19,155,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	20,870	$2,180,915
WellPoint, Inc.	62,688	7,498,739

		86,343,161

Health Care Technology (0.1%)
Cerner Corp.*	69,417	4,135,171

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	76,269	4,345,808
PerkinElmer, Inc.	25,753	1,122,831
Thermo Fisher Scientific, Inc.	91,206	11,099,770
Waters Corp.*	19,192	1,902,311

		18,470,720

Pharmaceuticals (4.4%)
AbbVie, Inc.	363,867	21,016,958
Actavis plc*	60,406	14,574,759
Allergan, Inc.	67,931	12,104,625
Bristol-Myers Squibb Co.	379,005	19,397,476
Eli Lilly and Co.	224,748	14,574,908
Hospira, Inc.*	38,606	2,008,670
Johnson & Johnson	644,666	68,714,949
Mallinckrodt plc*	25,914	2,336,147
Merck & Co., Inc.	659,374	39,087,691
Mylan, Inc.*	85,541	3,891,260
Perrigo Co. plc	30,609	4,597,166
Pfizer, Inc.	1,449,406	42,858,935
Zoetis, Inc.	114,623	4,235,320

		249,398,864

Total Health Care		556,449,369

Industrials (7.3%)
Aerospace & Defense (1.9%)
Boeing Co.	153,189	19,513,215
General Dynamics Corp.	72,597	9,226,353
Honeywell International, Inc.	178,875	16,656,840
L-3 Communications Holdings, Inc.	19,704	2,343,200
Lockheed Martin Corp.	61,678	11,273,505
Northrop Grumman Corp.	47,531	6,262,685
Precision Castparts Corp.	32,796	7,768,716
Raytheon Co.	71,024	7,217,459
Rockwell Collins, Inc.	30,881	2,424,158
Textron, Inc.	63,830	2,297,242
United Technologies Corp.	194,489	20,538,038

		105,521,411

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	33,637	2,230,806
Expeditors International of Washington, Inc.	44,597	1,809,746
FedEx Corp.	60,675	9,795,979
United Parcel Service, Inc., Class B	160,784	15,803,459

		29,639,990

Airlines (0.2%)
Delta Air Lines, Inc.	192,695	6,965,924
Southwest Airlines Co.	156,610	5,288,720

		12,254,644

Building Products (0.1%)
Allegion plc	22,001	1,048,127
Masco Corp.	81,467	1,948,691

		2,996,818

Commercial Services & Supplies (0.3%)
ADT Corp.	39,732	1,408,897
Cintas Corp.	22,084	1,558,910
Iron Mountain, Inc. (REIT)	39,342	1,284,516
Pitney Bowes, Inc.	46,528	1,162,735
Republic Services, Inc.	57,726	2,252,468
Stericycle, Inc.*	19,403	2,261,614
Tyco International Ltd.	101,378	4,518,417
Waste Management, Inc.	99,190	4,714,501

		19,162,058

Construction & Engineering (0.1%)
Fluor Corp.	36,004	2,404,707
Jacobs Engineering Group, Inc.*	30,451	1,486,618
Quanta Services, Inc.*	49,555	1,798,351

		5,689,676

Electrical Equipment (0.4%)
AMETEK, Inc.	56,219	2,822,756
Eaton Corp. plc	108,782	6,893,515
Emerson Electric Co.	159,530	9,983,388
Rockwell Automation, Inc.	31,515	3,462,868

		23,162,527

Industrial Conglomerates (1.7%)
3M Co.	148,128	20,986,775
Danaher Corp.	139,368	10,589,181
General Electric Co.	2,293,644	58,763,159
Roper Industries, Inc.	22,879	3,346,969

		93,686,084

Machinery (1.1%)
Caterpillar, Inc.	143,533	14,214,073
Cummins, Inc.	39,091	5,159,230
Deere & Co.	81,928	6,717,277
Dover Corp.	38,064	3,057,681
Flowserve Corp.	31,270	2,205,161
Illinois Tool Works, Inc.	83,384	7,039,277
Ingersoll-Rand plc	61,180	3,448,105
Joy Global, Inc.	22,441	1,223,932
PACCAR, Inc.	81,136	4,614,610
Pall Corp.	24,413	2,043,368
Parker-Hannifin Corp.	34,033	3,884,867
Pentair plc	44,015	2,882,542
Snap-on, Inc.	13,267	1,606,368
Stanley Black & Decker, Inc.	35,743	3,173,621
Xylem, Inc.	41,757	1,481,956

		62,752,068

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,313	976,528
Equifax, Inc.	27,818	2,079,117
Nielsen N.V.	69,587	3,084,792
Robert Half International, Inc.	31,426	1,539,874

		7,680,311

Road & Rail (0.7%)
CSX Corp.	228,483	7,325,165
Kansas City Southern	25,252	3,060,543
Norfolk Southern Corp.	70,757	7,896,481
Ryder System, Inc.	12,121	1,090,526
Union Pacific Corp.	205,136	22,240,845

		41,613,560

Trading Companies & Distributors (0.2%)
Fastenal Co.	62,498	2,806,160
United Rentals, Inc.*	21,940	2,437,534
W.W. Grainger, Inc.	13,916	3,501,962

		8,745,656

Total Industrials		412,904,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (13.9%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	1,165,584	$29,337,750
F5 Networks, Inc.*	16,934	2,010,743
Harris Corp.	23,948	1,590,147
Juniper Networks, Inc.	91,787	2,033,082
Motorola Solutions, Inc.	50,464	3,193,362
QUALCOMM, Inc.	383,108	28,644,985

		66,810,069

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	35,847	3,579,681
Corning, Inc.	295,104	5,707,311
FLIR Systems, Inc.	32,508	1,018,801
Jabil Circuit, Inc.	45,768	923,141
TE Connectivity Ltd.	93,582	5,174,149

		16,403,083

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	40,756	2,437,209
eBay, Inc.*	258,184	14,620,960
Facebook, Inc., Class A*	445,769	35,233,582
Google, Inc., Class A*	64,943	38,213,110
Google, Inc., Class C*	64,938	37,492,604
VeriSign, Inc.*	25,719	1,417,631
Yahoo!, Inc.*	211,433	8,615,895

		138,030,991

IT Services (2.3%)
Accenture plc, Class A	144,290	11,733,663
Alliance Data Systems Corp.*	12,701	3,153,277
Automatic Data Processing, Inc.	109,927	9,132,735
Cognizant Technology Solutions Corp., Class A*	138,925	6,219,672
Computer Sciences Corp.	33,192	2,029,691
Fidelity National Information Services, Inc.	65,241	3,673,068
Fiserv, Inc.*	56,981	3,682,967
International Business Machines Corp.	212,069	40,257,058
MasterCard, Inc., Class A	224,987	16,631,039
Paychex, Inc.	74,745	3,303,729
Teradata Corp.*	35,429	1,485,184
Total System Services, Inc.	37,774	1,169,483
Visa, Inc., Class A	112,527	24,009,886
Western Union Co.	121,094	1,942,348
Xerox Corp.	247,772	3,278,024

		131,701,824

Semiconductors & Semiconductor Equipment (1.7%)
Altera Corp.	70,626	2,526,998
Analog Devices, Inc.	71,886	3,557,638
Applied Materials, Inc.	278,590	6,020,330
Avago Technologies Ltd.	57,576	5,009,112
Broadcom Corp., Class A	122,933	4,968,952
First Solar, Inc.*	17,204	1,132,195
Intel Corp.	1,131,708	39,406,072
KLA-Tencor Corp.	37,800	2,977,884
Lam Research Corp.	37,046	2,767,336
Linear Technology Corp.	54,563	2,422,052
Microchip Technology, Inc.	45,871	2,166,487
Micron Technology, Inc.*	244,833	8,387,979
NVIDIA Corp.	117,677	2,171,141
Texas Instruments, Inc.	244,023	11,637,457
Xilinx, Inc.	61,420	2,601,137

		97,752,770

Software (2.7%)
Adobe Systems, Inc.*	108,034	7,474,872
Autodesk, Inc.*	51,941	2,861,949
CA, Inc.	73,316	2,048,449
Citrix Systems, Inc.*	37,622	2,683,953
Electronic Arts, Inc.*	71,457	2,544,584
Intuit, Inc.	64,930	5,691,114
Microsoft Corp.	1,883,522	87,320,080
Oracle Corp.	743,363	28,455,936
Red Hat, Inc.*	43,264	2,429,274
Salesforce.com, Inc.*	131,622	7,572,214
Symantec Corp.	157,828	3,710,536

		152,792,961

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	1,368,718	137,898,339
EMC Corp.	463,713	13,568,242
Hewlett-Packard Co.	426,596	15,131,360
NetApp, Inc.	72,975	3,135,006
SanDisk Corp.	51,254	5,020,329
Seagate Technology plc	74,739	4,280,303
Western Digital Corp.	50,301	4,895,293

		183,928,872

Total Information Technology		787,420,570

Materials (2.4%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	43,822	5,704,748
Airgas, Inc.	15,351	1,698,588
CF Industries Holdings, Inc.	11,354	3,170,264
Dow Chemical Co.	256,571	13,454,583
E.I. du Pont de Nemours & Co.	209,207	15,012,695
Eastman Chemical Co.	34,088	2,757,378
Ecolab, Inc.	61,641	7,078,236
FMC Corp.	30,507	1,744,696
International Flavors & Fragrances, Inc.	18,574	1,780,875
LyondellBasell Industries N.V., Class A	97,218	10,563,708
Monsanto Co.	119,930	13,493,324
Mosaic Co.	72,793	3,232,737
PPG Industries, Inc.	31,507	6,198,687
Praxair, Inc.	66,753	8,611,137
Sherwin-Williams Co.	19,000	4,160,810
Sigma-Aldrich Corp.	27,193	3,698,520

		102,360,986

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,088	1,816,507
Vulcan Materials Co.	29,967	1,804,912

		3,621,419

Containers & Packaging (0.1%)
Avery Dennison Corp.	21,424	956,581
Ball Corp.	31,644	2,002,116
Bemis Co., Inc.	22,830	867,997
MeadWestvaco Corp.	38,558	1,578,564
Owens-Illinois, Inc.*	37,716	982,502
Sealed Air Corp.	48,518	1,692,308

		8,080,068

Metals & Mining (0.3%)
Alcoa, Inc.	269,007	4,328,322
Allegheny Technologies, Inc.	24,925	924,717
Freeport-McMoRan, Inc.	237,563	7,756,432
Newmont Mining Corp.	114,113	2,630,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	72,917	$3,957,935

		19,597,711

Paper & Forest Products (0.1%)
International Paper Co.	97,609	4,659,854

Total Materials		138,320,038

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	1,185,425	41,774,377
CenturyLink, Inc.	130,329	5,329,153
Frontier Communications Corp.	229,003	1,490,810
Verizon Communications, Inc.	947,565	47,368,774
Windstream Holdings, Inc.	138,140	1,489,149

Total Telecommunication Services		97,452,263

Utilities (2.1%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	111,738	5,833,841
Duke Energy Corp.	161,696	12,090,010
Edison International	74,536	4,168,053
Entergy Corp.	41,081	3,176,794
Exelon Corp.	196,455	6,697,151
FirstEnergy Corp.	96,140	3,227,420
NextEra Energy, Inc.	99,764	9,365,844
Northeast Utilities	72,313	3,203,466
Pepco Holdings, Inc.	57,540	1,539,771
Pinnacle West Capital Corp.	25,303	1,382,556
PPL Corp.	151,924	4,989,184
Southern Co.	204,785	8,938,865
Xcel Energy, Inc.	115,581	3,513,662

		68,126,617

Gas Utilities (0.0%)
AGL Resources, Inc.	27,348	1,404,046

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	152,235	2,158,692
NRG Energy, Inc.	77,258	2,354,824

		4,513,516

Multi-Utilities (0.8%)
Ameren Corp.	55,571	2,130,036
CenterPoint Energy, Inc.	98,401	2,407,873
CMS Energy Corp.	62,919	1,866,178
Consolidated Edison, Inc.	67,015	3,797,070
Dominion Resources, Inc.	133,216	9,203,893
DTE Energy Co.	40,515	3,082,381
Integrys Energy Group, Inc.	18,307	1,186,660
NiSource, Inc.	72,126	2,955,724
PG&E Corp.	107,799	4,855,267
Public Service Enterprise Group, Inc.	115,739	4,310,120
SCANA Corp.	32,509	1,612,772
Sempra Energy	52,853	5,569,649
TECO Energy, Inc.	53,438	928,752
Wisconsin Energy Corp.	51,555	2,216,865

		46,123,240

Total Utilities		120,167,419

Total Investments (70.7%) (Cost $2,937,054,734)		4,004,394,629
Other Assets Less Liabilities (29.3%)		1,656,722,168

Net Assets (100%)		$5,661,116,797

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	16,801	December-14	$1,664,956,020	$1,651,118,275	$(13,837,745)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$467,000,844	$1,530,110	$—	$468,530,954
Consumer Staples	382,306,151	—	—	382,306,151
Energy	388,387,070	—	—	388,387,070
Financials	652,455,992	—	—	652,455,992
Health Care	556,449,369	—	—	556,449,369
Industrials	412,904,803	—	—	412,904,803
Information Technology	787,420,570	—	—	787,420,570
Materials	138,320,038	—	—	138,320,038
Telecommunication Services	97,452,263	—	—	97,452,263
Utilities	120,167,419	—	—	120,167,419

Total Assets	$4,002,864,519	$1,530,110	$—	$4,004,394,629

Liabilities:
Futures	$(13,837,745)	$—	$—	$(13,837,745)

Total Liabilities	$(13,837,745)	$—	$—	$(13,837,745)

Total	$3,989,026,774	$1,530,110	$—	$3,990,556,884

(a)	A security with a market value of $3,258,115 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,530,110 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$569,872,042
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$84,725,719

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,085,946,068
Aggregate gross unrealized depreciation	(18,223,223)

Net unrealized appreciation	$1,067,722,845

Federal income tax cost of investments	$2,936,671,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.2%)
Gentex Corp.	47,726	$1,277,625

Automobiles (0.1%)
Thor Industries, Inc.	15,148	780,122

Distributors (0.4%)
LKQ Corp.*	98,493	2,618,929

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc.*	31,845	800,902
DeVry Education Group, Inc.	18,726	801,660
Graham Holdings Co., Class B	1,437	1,005,311
Service Corp. International	68,873	1,455,975
Sotheby’s, Inc.	20,025	715,293

		4,779,141

Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc.*	12,497	1,008,508
Brinker International, Inc.	21,099	1,071,618
Cheesecake Factory, Inc.	15,053	684,911
Domino’s Pizza, Inc.	17,977	1,383,510
International Game Technology	80,695	1,361,325
International Speedway Corp., Class A	9,154	289,633
Life Time Fitness, Inc.*	11,732	591,762
Panera Bread Co., Class A*	8,386	1,364,570
Wendy’s Co.	89,877	742,384

		8,498,221

Household Durables (1.4%)
Jarden Corp.*	38,885	2,337,377
KB Home	29,748	444,435
M.D.C. Holdings, Inc.	12,782	323,640
NVR, Inc.*	1,301	1,470,156
Tempur Sealy International, Inc.*	19,885	1,116,941
Toll Brothers, Inc.*	52,840	1,646,495
Tupperware Brands Corp.	16,451	1,135,777

		8,474,821

Internet & Catalog Retail (0.1%)
HSN, Inc.	10,579	649,233

Leisure Products (0.7%)
Brunswick Corp.	30,323	1,277,811
Polaris Industries, Inc.	19,791	2,964,494

		4,242,305

Media (1.3%)
AMC Networks, Inc., Class A*	19,298	1,127,389
Cinemark Holdings, Inc.	33,993	1,157,122
DreamWorks Animation SKG, Inc., Class A*	23,525	641,527
John Wiley & Sons, Inc., Class A	15,323	859,773
Lamar Advertising Co., Class A	26,127	1,286,755
Live Nation Entertainment, Inc.*	47,135	1,132,183
Meredith Corp.	11,895	509,106
New York Times Co., Class A	42,750	479,655
Time, Inc.*	35,529	832,444

		8,025,954

Multiline Retail (0.3%)
Big Lots, Inc.	18,306	788,073
J.C. Penney Co., Inc.*	98,097	984,894

		1,772,967

Specialty Retail (3.4%)
Aaron’s, Inc.	20,989	510,453
Abercrombie & Fitch Co., Class A	23,276	845,850
Advance Auto Parts, Inc.	23,809	3,102,313
American Eagle Outfitters, Inc.	57,158	829,934
ANN, Inc.*	14,919	613,618
Ascena Retail Group, Inc.*	42,779	568,961
Cabela’s, Inc.*	15,548	915,777
Chico’s FAS, Inc.	49,911	737,185
CST Brands, Inc.	24,697	887,857
Dick’s Sporting Goods, Inc.	32,451	1,423,950
Foot Locker, Inc.	46,871	2,608,371
Guess?, Inc.	20,898	459,129
Murphy USA, Inc.*	14,018	743,795
Office Depot, Inc.*	157,837	811,282
Rent-A-Center, Inc.	17,280	524,448
Signet Jewelers Ltd.	26,172	2,981,253
Williams-Sonoma, Inc.	28,564	1,901,506

		20,465,682

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	17,332	1,343,577
Deckers Outdoor Corp.*	11,307	1,098,814
Hanesbrands, Inc.	32,505	3,492,337
Kate Spade & Co.*	41,427	1,086,630

		7,021,358

Total Consumer Discretionary		68,606,358

Consumer Staples (2.6%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	67,318	601,823
United Natural Foods, Inc.*	16,213	996,451

		1,598,274

Food Products (1.4%)
Dean Foods Co.	30,663	406,285
Flowers Foods, Inc.	60,206	1,105,382
Hain Celestial Group, Inc.*	16,435	1,682,122
Ingredion, Inc.	24,340	1,844,728
Lancaster Colony Corp.	6,345	541,102
Post Holdings, Inc.*	14,653	486,186
Tootsie Roll Industries, Inc.	6,532	182,831
WhiteWave Foods Co.*	56,820	2,064,271

		8,312,907

Household Products (0.9%)
Church & Dwight Co., Inc.	43,592	3,058,415
Energizer Holdings, Inc.	20,153	2,483,051

		5,541,466

Tobacco (0.0%)
Universal Corp.	7,489	332,437

Total Consumer Staples		15,785,084

Energy (4.4%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	19,542	853,790
CARBO Ceramics, Inc.	6,444	381,678
Dresser-Rand Group, Inc.*	25,006	2,056,994
Dril-Quip, Inc.*	13,038	1,165,597
Helix Energy Solutions Group, Inc.*	32,061	707,266
Oceaneering International, Inc.	35,245	2,296,917
Oil States International, Inc.*	17,657	1,092,968
Patterson-UTI Energy, Inc.	47,698	1,551,616
Rowan Cos., plc, Class A	40,650	1,028,851
Superior Energy Services, Inc.	50,448	1,658,226
Tidewater, Inc.	16,243	633,964
Unit Corp.*	15,059	883,210

		14,311,077

Oil, Gas & Consumable Fuels (2.0%)
Energen Corp.	23,888	1,725,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Gulfport Energy Corp.*	27,906	$1,490,180
HollyFrontier Corp.	64,783	2,829,721
Peabody Energy Corp.	88,621	1,097,128
Rosetta Resources, Inc.*	20,078	894,676
SM Energy Co.	21,987	1,714,986
World Fuel Services Corp.	23,603	942,232
WPX Energy, Inc.*	66,229	1,593,470

		12,288,062

Total Energy		26,599,139

Financials (18.4%)
Banks (4.0%)
Associated Banc-Corp.	50,508	879,849
BancorpSouth, Inc.	27,939	562,692
Bank of Hawaii Corp.	14,457	821,302
Cathay General Bancorp	24,212	601,184
City National Corp./California	15,626	1,182,419
Commerce Bancshares, Inc./Missouri	25,703	1,147,511
Cullen/Frost Bankers, Inc.	17,883	1,368,228
East West Bancorp, Inc.	46,800	1,591,200
First Horizon National Corp.	77,442	950,988
First Niagara Financial Group, Inc.	115,574	962,731
FirstMerit Corp.	53,997	950,347
Fulton Financial Corp.	61,352	679,780
Hancock Holding Co.	26,736	856,889
International Bancshares Corp.	19,027	469,301
PacWest Bancorp	30,889	1,273,554
Prosperity Bancshares, Inc.	19,584	1,119,617
Signature Bank/New York*	16,420	1,840,025
SVB Financial Group*	16,557	1,855,874
Synovus Financial Corp.	45,396	1,073,162
TCF Financial Corp.	54,491	846,245
Trustmark Corp.	22,046	507,830
Umpqua Holdings Corp.	61,004	1,004,736
Valley National Bancorp	62,148	602,214
Webster Financial Corp.	29,480	859,047

		24,006,725

Capital Markets (1.4%)
Eaton Vance Corp.	38,725	1,461,094
Federated Investors, Inc., Class B	31,173	915,239
Janus Capital Group, Inc.	48,436	704,259
Raymond James Financial, Inc.	41,029	2,198,334
SEI Investments Co.	42,678	1,543,237
Waddell & Reed Financial, Inc., Class A	27,546	1,423,853

		8,246,016

Consumer Finance (0.2%)
SLM Corp.	138,076	1,181,931

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	27,790	1,487,460
MSCI, Inc.*	38,034	1,788,358

		3,275,818

Insurance (4.0%)
Alleghany Corp.*	5,343	2,234,175
American Financial Group, Inc./Ohio	24,463	1,416,163
Arthur J. Gallagher & Co.	51,883	2,353,413
Aspen Insurance Holdings Ltd.	21,379	914,380
Brown & Brown, Inc.	38,694	1,244,012
Everest Reinsurance Group Ltd.	14,830	2,402,608
First American Financial Corp.	34,975	948,522
Hanover Insurance Group, Inc.	14,389	883,772
HCC Insurance Holdings, Inc.	32,639	1,576,137
Kemper Corp.	16,320	557,328
Mercury General Corp.	11,155	544,476
Old Republic International Corp.	79,195	1,130,905
Primerica, Inc.	17,734	855,134
Protective Life Corp.	25,737	1,786,405
Reinsurance Group of America, Inc.	22,361	1,791,787
RenaissanceReinsurance Holdings Ltd.	13,228	1,322,668
StanCorp Financial Group, Inc.	14,284	902,463
W. R. Berkley Corp.	33,274	1,590,497

		24,454,845

Real Estate Investment Trusts (REITs) (7.4%)
Alexandria Real Estate Equities, Inc. (REIT)	23,416	1,726,930
American Campus Communities, Inc. (REIT)	34,256	1,248,631
BioMed Realty Trust, Inc. (REIT)	63,702	1,286,780
Camden Property Trust (REIT)	27,924	1,913,632
Corporate Office Properties Trust/Maryland (REIT)	28,641	736,647
Corrections Corp. of America (REIT)	38,007	1,305,921
Duke Realty Corp. (REIT)	111,336	1,912,753
Equity One, Inc. (REIT)	25,094	542,783
Extra Space Storage, Inc. (REIT)	35,970	1,854,973
Federal Realty Investment Trust (REIT)	22,096	2,617,492
Highwoods Properties, Inc. (REIT)	29,501	1,147,589
Home Properties, Inc. (REIT)	18,653	1,086,351
Hospitality Properties Trust (REIT)	48,855	1,311,757
Kilroy Realty Corp. (REIT)	27,148	1,613,677
LaSalle Hotel Properties (REIT)	33,930	1,161,763
Liberty Property Trust (REIT)	48,336	1,607,655
Mack-Cali Realty Corp. (REIT)	27,281	521,340
Mid-America Apartment Communities, Inc. (REIT)	24,542	1,611,182
National Retail Properties, Inc. (REIT)	40,828	1,411,424
Omega Healthcare Investors, Inc. (REIT)	41,533	1,420,013
Potlatch Corp. (REIT)	13,268	533,506
Rayonier, Inc. (REIT)	41,309	1,286,362
Realty Income Corp. (REIT)	72,635	2,962,782
Regency Centers Corp. (REIT)	30,144	1,622,652
Senior Housing Properties Trust (REIT)	66,457	1,390,280
SL Green Realty Corp. (REIT)	31,178	3,158,955
Taubman Centers, Inc. (REIT)	20,651	1,507,523
UDR, Inc. (REIT)	82,133	2,238,124
Washington Prime Group, Inc. (REIT)	50,676	885,816
Weingarten Realty Investors (REIT)	36,718	1,156,617

		44,781,910

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	14,816	532,932
Jones Lang LaSalle, Inc.	14,624	1,847,596

		2,380,528

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	28,668	355,196
New York Community Bancorp, Inc.	144,442	2,292,295
Washington Federal, Inc.	32,455	660,784

		3,308,275

Total Financials		111,636,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (8.0%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc.*	24,718	$1,639,792
United Therapeutics Corp.*	15,426	1,984,555

		3,624,347

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	23,738	1,226,780
Cooper Cos., Inc.	15,755	2,453,841
Hill-Rom Holdings, Inc.	18,742	776,481
Hologic, Inc.*	78,812	1,917,496
IDEXX Laboratories, Inc.*	16,395	1,931,823
ResMed, Inc.	45,738	2,253,511
Sirona Dental Systems, Inc.*	18,067	1,385,378
STERIS Corp.	19,374	1,045,421
Teleflex, Inc.	13,512	1,419,301
Thoratec Corp.*	18,362	490,816

		14,900,848

Health Care Providers & Services (2.6%)
Centene Corp.*	19,123	1,581,663
Community Health Systems, Inc.*	37,613	2,060,816
Health Net, Inc.*	26,191	1,207,667
Henry Schein, Inc.*	27,678	3,223,657
LifePoint Hospitals, Inc.*	14,739	1,019,792
MEDNAX, Inc.*	32,715	1,793,436
Omnicare, Inc.	31,913	1,986,903
Owens & Minor, Inc.	20,605	674,608
VCA, Inc.*	28,118	1,105,881
WellCare Health Plans, Inc.*	14,168	854,897

		15,509,320

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	55,320	742,118
HMS Holdings Corp.*	28,671	540,448

		1,282,566

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	6,695	759,213
Charles River Laboratories International, Inc.*	15,223	909,422
Covance, Inc.*	18,438	1,451,070
Mettler-Toledo International, Inc.*	9,422	2,413,257
Techne Corp.	12,083	1,130,365

		6,663,327

Pharmaceuticals (1.1%)
Endo International plc*	50,072	3,421,920
Salix Pharmaceuticals Ltd.*	20,779	3,246,511

		6,668,431

Total Health Care		48,648,839

Industrials (13.3%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	10,424	1,330,519
B/E Aerospace, Inc.*	34,358	2,884,010
Esterline Technologies Corp.*	10,428	1,160,324
Exelis, Inc.	61,418	1,015,854
Huntington Ingalls Industries, Inc.	15,839	1,650,582
Triumph Group, Inc.	16,771	1,090,953
Vectrus, Inc.*	3,412	66,639

		9,198,881

Airlines (0.4%)
Alaska Air Group, Inc.	43,990	1,915,325
JetBlue Airways Corp.*	80,066	850,301

		2,765,626

Building Products (0.7%)
A.O. Smith Corp.	24,690	1,167,343
Fortune Brands Home & Security, Inc.	51,684	2,124,729
Lennox International, Inc.	14,574	1,120,304

		4,412,376

Commercial Services & Supplies (1.4%)
Civeo Corp.	34,848	404,585
Clean Harbors, Inc.*	18,019	971,584
Copart, Inc.*	37,034	1,159,720
Deluxe Corp.	16,263	897,067
Herman Miller, Inc.	19,415	579,538
HNI Corp.	14,741	530,529
MSA Safety, Inc.	10,248	506,251
R.R. Donnelley & Sons Co.	65,235	1,073,768
Rollins, Inc.	20,956	613,592
Waste Connections, Inc.	40,504	1,965,254

		8,701,888

Construction & Engineering (0.6%)
AECOM Technology Corp.*	32,478	1,096,132
Granite Construction, Inc.	11,732	373,195
KBR, Inc.	47,365	891,883
URS Corp.	22,565	1,299,970

		3,661,180

Electrical Equipment (0.8%)
Acuity Brands, Inc.	14,104	1,660,182
Hubbell, Inc., Class B	17,747	2,139,046
Regal-Beloit Corp.	14,754	947,944

		4,747,172

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	20,928	1,682,193

Machinery (4.3%)
AGCO Corp.	27,837	1,265,470
CLARCOR, Inc.	16,475	1,039,243
Crane Co.	16,177	1,022,548
Donaldson Co., Inc.	43,390	1,762,936
Graco, Inc.	19,595	1,430,043
Harsco Corp.	26,407	565,374
IDEX Corp.	26,131	1,891,100
ITT Corp.	29,900	1,343,706
Kennametal, Inc.	25,690	1,061,254
Lincoln Electric Holdings, Inc.	25,917	1,791,772
Nordson Corp.	19,138	1,455,828
Oshkosh Corp.	27,753	1,225,295
SPX Corp.	13,881	1,303,842
Terex Corp.	35,978	1,143,021
Timken Co.	24,896	1,055,341
Trinity Industries, Inc.	50,923	2,379,123
Valmont Industries, Inc.	8,543	1,152,707
Wabtec Corp.	31,426	2,546,763
Woodward, Inc.	19,009	905,209

		26,340,575

Marine (0.4%)
Kirby Corp.*	18,620	2,194,367

Professional Services (0.9%)
Corporate Executive Board Co.	11,020	661,971
FTI Consulting, Inc.*	13,357	466,961
Manpowergroup, Inc.	26,017	1,823,792
Towers Watson & Co., Class A	22,912	2,279,744

		5,232,468

Road & Rail (1.3%)
Con-way, Inc.	18,782	892,145
Genesee & Wyoming, Inc., Class A*	16,676	1,589,389
J.B. Hunt Transport Services, Inc.	30,045	2,224,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Landstar System, Inc.	14,593	$1,053,469
Old Dominion Freight Line, Inc.*	22,200	1,568,208
Werner Enterprises, Inc.	14,530	366,156

		7,694,199

Trading Companies & Distributors (0.7%)
GATX Corp.	14,611	852,844
MSC Industrial Direct Co., Inc., Class A	16,706	1,427,695
NOW, Inc.*	34,954	1,062,951
Watsco, Inc.	8,907	767,605

		4,111,095

Total Industrials		80,742,020

Information Technology (14.2%)
Communications Equipment (1.0%)
ADTRAN, Inc.	17,842	366,296
ARRIS Group, Inc.*	42,998	1,219,208
Ciena Corp.*	34,820	582,190
InterDigital, Inc.	13,223	526,540
JDS Uniphase Corp.*	75,022	960,282
Plantronics, Inc.	13,998	668,825
Polycom, Inc.*	44,681	548,906
Riverbed Technology, Inc.*	52,154	967,196

		5,839,443

Electronic Equipment, Instruments & Components (2.6%)
Arrow Electronics, Inc.*	32,235	1,784,207
Avnet, Inc.	45,120	1,872,480
Belden, Inc.	14,103	902,874
Cognex Corp.*	28,318	1,140,366
FEI Co.	13,685	1,032,123
Ingram Micro, Inc., Class A*	50,793	1,310,967
Itron, Inc.*	12,830	504,347
Knowles Corp.*	27,775	736,038
National Instruments Corp.	32,828	1,015,370
Tech Data Corp.*	12,493	735,338
Trimble Navigation Ltd.*	84,808	2,586,644
Vishay Intertechnology, Inc.	44,321	633,347
Zebra Technologies Corp., Class A*	16,575	1,176,328

		15,430,429

Internet Software & Services (1.1%)
AOL, Inc.*	25,657	1,153,282
Conversant, Inc.*	19,645	672,841
Equinix, Inc.*	17,354	3,687,378
Rackspace Hosting, Inc.*	38,745	1,261,150

		6,774,651

IT Services (2.3%)
Acxiom Corp.*	25,230	417,557
Broadridge Financial Solutions, Inc.	38,985	1,622,946
Convergys Corp.	33,039	588,755
CoreLogic, Inc.*	29,724	804,629
DST Systems, Inc.	9,978	837,354
Gartner, Inc.*	28,994	2,130,189
Global Payments, Inc.	22,255	1,555,179
Jack Henry & Associates, Inc.	26,901	1,497,310
Leidos Holdings, Inc.	20,283	696,315
NeuStar, Inc., Class A*	10,582	262,751
Science Applications International Corp.	13,188	583,305
VeriFone Systems, Inc.*	36,906	1,268,828
WEX, Inc.*	12,651	1,395,658

		13,660,776

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	202,861	691,756
Atmel Corp.*	136,645	1,104,092
Cree, Inc.*	39,150	1,603,193
Cypress Semiconductor Corp.*	47,904	473,052
Fairchild Semiconductor International, Inc.*	39,178	608,434
Integrated Device Technology, Inc.*	48,605	775,250
International Rectifier Corp.*	23,361	916,686
Intersil Corp., Class A	42,319	601,353
RF Micro Devices, Inc.*	93,910	1,083,721
Semtech Corp.*	22,013	597,653
Silicon Laboratories, Inc.*	13,199	536,407
Skyworks Solutions, Inc.	61,834	3,589,464
SunEdison, Inc.*	81,616	1,540,910
Teradyne, Inc.	66,813	1,295,504

		15,417,475

Software (3.9%)
ACI Worldwide, Inc.*	37,270	699,185
Advent Software, Inc.	14,499	457,588
ANSYS, Inc.*	30,010	2,270,857
Cadence Design Systems, Inc.*	94,663	1,629,150
CDK Global, Inc.*	52,167	1,595,789
CommVault Systems, Inc.*	13,892	700,157
Compuware Corp.	71,912	762,986
Concur Technologies, Inc.*	15,637	1,983,084
FactSet Research Systems, Inc.	12,771	1,552,060
Fair Isaac Corp.	10,485	577,724
Fortinet, Inc.*	44,914	1,134,752
Informatica Corp.*	35,913	1,229,661
Mentor Graphics Corp.	31,569	647,007
PTC, Inc.*	38,259	1,411,757
Rovi Corp.*	30,953	611,167
SolarWinds, Inc.*	21,420	900,711
Solera Holdings, Inc.	22,397	1,262,295
Synopsys, Inc.*	50,851	2,018,530
TIBCO Software, Inc.*	49,769	1,176,041
Ultimate Software Group, Inc.*	9,225	1,305,430

		23,925,931

Technology Hardware, Storage & Peripherals (0.8%)
3D Systems Corp.*	33,723	1,563,736
Diebold, Inc.	21,104	745,393
Lexmark International, Inc., Class A	20,333	864,152
NCR Corp.*	54,827	1,831,770

		5,005,051

Total Information Technology		86,053,756

Materials (6.2%)
Chemicals (2.6%)
Albemarle Corp.	25,518	1,503,010
Ashland, Inc.	23,383	2,434,170
Cabot Corp.	21,084	1,070,435
Cytec Industries, Inc.	23,252	1,099,587
Minerals Technologies, Inc.	11,273	695,657
NewMarket Corp.	3,505	1,335,475
Olin Corp.	25,670	648,168
PolyOne Corp.	30,112	1,071,385
Rayonier Advanced Materials, Inc.	13,939	458,732
RPM International, Inc.	43,569	1,994,589
Scotts Miracle-Gro Co., Class A	14,595	802,725
Sensient Technologies Corp.	15,726	823,256
Valspar Corp.	24,862	1,963,849

		15,901,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.3%)
Eagle Materials, Inc.	16,384	$1,668,383

Containers & Packaging (1.3%)
AptarGroup, Inc.	21,277	1,291,514
Greif, Inc., Class A	11,080	485,415
Packaging Corp. of America	32,106	2,049,005
Rock-Tenn Co., Class A	46,718	2,222,842
Silgan Holdings, Inc.	14,295	671,865
Sonoco Products Co.	33,210	1,304,821

		8,025,462

Metals & Mining (1.8%)
Carpenter Technology Corp.	17,375	784,481
Cliffs Natural Resources, Inc.	50,040	519,415
Commercial Metals Co.	38,498	657,161
Compass Minerals International, Inc.	10,961	923,793
Reliance Steel & Aluminum Co.	25,445	1,740,438
Royal Gold, Inc.	21,261	1,380,689
Steel Dynamics, Inc.	78,338	1,771,222
TimkenSteel Corp.	12,459	579,219
United States Steel Corp.	47,361	1,855,131
Worthington Industries, Inc.	16,575	616,922

		10,828,471

Paper & Forest Products (0.2%)
Domtar Corp.	21,232	745,880
Louisiana-Pacific Corp.*	46,204	627,912

		1,373,792

Total Materials		37,797,146

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	45,059	1,874,905

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	32,324	774,483

Total Telecommunication Services		2,649,388

Utilities (3.8%)
Electric Utilities (1.4%)
Cleco Corp.	19,713	949,181
Great Plains Energy, Inc.	50,302	1,215,799
Hawaiian Electric Industries, Inc.	33,498	889,372
IDACORP, Inc.	16,417	880,115
OGE Energy Corp.	65,010	2,412,521
PNM Resources, Inc.	26,025	648,283
Westar Energy, Inc.	42,332	1,444,368

		8,439,639

Gas Utilities (1.3%)
Atmos Energy Corp.	32,753	1,562,318
National Fuel Gas Co.	27,450	1,921,226
ONE Gas, Inc.	16,993	582,010
Questar Corp.	57,219	1,275,412
UGI Corp.	56,257	1,917,801
WGL Holdings, Inc.	16,968	714,692

		7,973,459

Multi-Utilities (0.9%)
Alliant Energy Corp.	36,202	2,005,953
Black Hills Corp.	14,583	698,234
MDU Resources Group, Inc.	63,296	1,760,262
Vectren Corp.	26,938	1,074,826

		5,539,275

Water Utilities (0.2%)
Aqua America, Inc.	57,836	1,360,881

Total Utilities		23,313,254

Total Investments (82.6%) (Cost $429,378,068)		501,831,032
Other Assets Less Liabilities (17.4%)		105,726,166

Net Assets (100%)		$607,557,198

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	777	December-14	$110,670,041	$106,091,580	$(4,578,461)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$68,606,358	$—	$—	$68,606,358
Consumer Staples	15,785,084	—	—	15,785,084
Energy	26,599,139	—	—	26,599,139
Financials	111,636,048	—	—	111,636,048
Health Care	48,648,839	—	—	48,648,839
Industrials	80,742,020	—	—	80,742,020
Information Technology	86,053,756	—	—	86,053,756
Materials	37,797,146	—	—	37,797,146
Telecommunication Services	2,649,388	—	—	2,649,388
Utilities	23,313,254	—	—	23,313,254

Total Assets	$501,831,032	$—	$—	$501,831,032

Liabilities:
Futures	$(4,578,461)	$—	$—	$(4,578,461)

Total Liabilities	$(4,578,461)	$—	$—	$(4,578,461)

Total	$497,252,571	$—	$—	$497,252,571

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,967,651
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,325,949

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,855,251
Aggregate gross unrealized depreciation	(14,434,552)

Net unrealized appreciation	$72,420,699

Federal income tax cost of investments	$429,410,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	71,057	$1,191,626
Cooper Tire & Rubber Co.	66,390	1,905,393
Cooper-Standard Holding, Inc.*	14,306	892,694
Dana Holding Corp.	163,726	3,138,627
Dorman Products, Inc.*	28,108	1,126,007
Drew Industries, Inc.	24,628	1,039,055
Federal-Mogul Holdings Corp.*	29,978	445,773
Fox Factory Holding Corp.*	11,955	185,303
Fuel Systems Solutions, Inc.*	15,445	137,615
Gentherm, Inc.*	36,706	1,550,094
Modine Manufacturing Co.*	50,133	595,079
Motorcar Parts of America, Inc.*	18,299	497,916
Remy International, Inc.	14,885	305,589
Shiloh Industries, Inc.*	8,697	147,936
Spartan Motors, Inc.	35,666	166,560
Standard Motor Products, Inc.	20,697	712,598
Stoneridge, Inc.*	29,748	335,260
Strattec Security Corp.	3,555	289,199
Superior Industries International, Inc.	24,109	422,631
Tenneco, Inc.*	63,598	3,326,811
Tower International, Inc.*	21,650	545,364

		18,957,130

Automobiles (0.0%)
Winnebago Industries, Inc.*	28,801	626,998

Distributors (0.2%)
Core-Mark Holding Co., Inc.	23,856	1,265,322
Pool Corp.	46,929	2,530,412
VOXX International Corp.*	20,588	191,468
Weyco Group, Inc.	6,615	166,103

		4,153,305

Diversified Consumer Services (0.8%)
2U, Inc.*	10,856	169,245
American Public Education, Inc.*	18,636	502,986
Ascent Capital Group, Inc., Class A*	14,471	871,154
Bridgepoint Education, Inc.*	17,755	198,146
Bright Horizons Family Solutions, Inc.*	32,043	1,347,728
Capella Education Co.	11,510	720,526
Career Education Corp.*	69,759	354,376
Carriage Services, Inc.	17,253	298,994
Chegg, Inc.*	76,793	479,188
Collectors Universe, Inc.	7,235	159,170
Education Management Corp.*	23,743	25,880
Grand Canyon Education, Inc.*	48,774	1,988,516
Houghton Mifflin Harcourt Co.*	113,618	2,208,734
ITT Educational Services, Inc.*	26,254	112,630
K12, Inc.*	36,628	584,583
Liberty Tax, Inc.*	3,892	125,711
LifeLock, Inc.*	84,061	1,201,232
Matthews International Corp., Class A	31,076	1,363,926
Regis Corp.	45,040	718,838
Sotheby’s, Inc.	63,660	2,273,935
Steiner Leisure Ltd.*	15,637	587,795
Strayer Education, Inc.*	11,502	688,740
Universal Technical Institute, Inc.	22,011	205,803
Weight Watchers International, Inc.*	29,148	799,821

		17,987,657

Hotels, Restaurants & Leisure (2.2%)
Belmond Ltd., Class A*	101,698	1,185,799
Biglari Holdings, Inc.*	1,834	623,120
BJ’s Restaurants, Inc.*	24,655	887,333
Bloomin’ Brands, Inc.*	80,650	1,479,121
Bob Evans Farms, Inc.	25,743	1,218,674
Boyd Gaming Corp.*	81,790	830,986
Bravo Brio Restaurant Group, Inc.*	20,650	267,830
Buffalo Wild Wings, Inc.*	19,795	2,657,875
Caesars Acquisition Co., Class A*	49,325	467,108
Caesars Entertainment Corp.*	53,615	674,477
Carrols Restaurant Group, Inc.*	37,191	264,428
Cheesecake Factory, Inc.	52,212	2,375,646
Churchill Downs, Inc.	13,870	1,352,325
Chuy’s Holdings, Inc.*	17,280	542,419
ClubCorp Holdings, Inc.	22,970	455,495
Cracker Barrel Old Country Store, Inc.	19,806	2,043,781
Del Frisco’s Restaurant Group, Inc.*	24,904	476,663
Denny’s Corp.*	91,360	642,261
Diamond Resorts International, Inc.*	37,276	848,402
DineEquity, Inc.	17,321	1,413,220
Einstein Noah Restaurant Group, Inc.	11,395	229,723
El Pollo Loco Holdings, Inc.*	8,566	307,605
Empire Resorts, Inc.*	15,637	104,924
Famous Dave’s of America, Inc.*	4,915	132,312
Fiesta Restaurant Group, Inc.*	27,894	1,385,774
Ignite Restaurant Group, Inc.*	9,008	54,048
International Speedway Corp., Class A	28,917	914,934
Interval Leisure Group, Inc.	41,128	783,488
Intrawest Resorts Holdings, Inc.*	14,704	142,188
Isle of Capri Casinos, Inc.*	23,713	177,847
Jack in the Box, Inc.	41,779	2,848,910
Jamba, Inc.*	18,112	257,553
Krispy Kreme Doughnuts, Inc.*	68,185	1,170,055
La Quinta Holdings, Inc.*	47,240	897,088
Life Time Fitness, Inc.*	42,784	2,158,025
Marcus Corp.	18,839	297,656
Marriott Vacations Worldwide Corp.*	29,955	1,899,447
Monarch Casino & Resort, Inc.*	10,866	129,414
Morgans Hotel Group Co.*	31,809	256,699
Multimedia Games Holding Co., Inc.*	30,851	1,110,944
Nathan’s Famous, Inc.*	3,277	221,820
Noodles & Co.*	11,793	226,308
Papa John’s International, Inc.	31,870	1,274,481
Papa Murphy’s Holdings, Inc.*	6,767	69,023
Penn National Gaming, Inc.*	82,266	922,202
Pinnacle Entertainment, Inc.*	54,648	1,371,118
Popeyes Louisiana Kitchen, Inc.*	24,637	997,798
Potbelly Corp.*	15,781	184,006
Red Robin Gourmet Burgers, Inc.*	14,942	850,200
Ruby Tuesday, Inc.*	64,763	381,454
Ruth’s Hospitality Group, Inc.	37,883	418,228
Scientific Games Corp., Class A*	53,588	577,143
Sonic Corp.*	56,811	1,270,294
Speedway Motorsports, Inc.	11,283	192,488
Texas Roadhouse, Inc.	72,500	2,018,400
Vail Resorts, Inc.	37,777	3,277,533
Zoe’s Kitchen, Inc.*	6,351	195,357

		50,413,450

Household Durables (0.8%)
Beazer Homes USA, Inc.*	28,657	480,864
Cavco Industries, Inc.*	9,319	633,692
Century Communities, Inc.*	3,976	68,984
CSS Industries, Inc.	9,765	236,801
Dixie Group, Inc.*	15,655	135,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	26,703	$608,828
Flexsteel Industries, Inc.	4,918	165,884
Helen of Troy Ltd.*	29,861	1,568,300
Hovnanian Enterprises, Inc., Class A*	123,627	453,711
Installed Building Products, Inc.*	9,611	135,035
iRobot Corp.*	30,832	938,834
KB Home	88,356	1,320,039
La-Z-Boy, Inc.	54,673	1,081,979
LGI Homes, Inc.*	15,322	281,312
Libbey, Inc.*	22,656	594,947
Lifetime Brands, Inc.	11,217	171,732
M.D.C. Holdings, Inc.	41,191	1,042,956
M/I Homes, Inc.*	26,248	520,235
Meritage Homes Corp.*	41,283	1,465,546
NACCO Industries, Inc., Class A	5,135	255,364
New Home Co., Inc.*	9,468	127,818
Ryland Group, Inc.	49,457	1,643,951
Skullcandy, Inc.*	21,182	165,008
Standard Pacific Corp.*	152,230	1,140,203
TRI Pointe Homes, Inc.*	154,428	1,998,298
Turtle Beach Corp.*	8,127	62,172
UCP, Inc., Class A*	9,003	107,586
Universal Electronics, Inc.*	16,512	815,197
WCI Communities, Inc.*	12,962	239,019
William Lyon Homes, Class A*	18,883	417,314

		18,877,338

Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	26,446	190,147
Blue Nile, Inc.*	12,941	369,465
Coupons.com, Inc.*	12,842	153,590
FTD Cos., Inc.*	19,587	668,113
Gaiam, Inc., Class A*	15,084	110,717
HSN, Inc.	34,480	2,116,038
Lands’ End, Inc.*	17,071	701,959
Nutrisystem, Inc.	29,919	459,855
Orbitz Worldwide, Inc.*	54,339	427,648
Overstock.com, Inc.*	12,377	208,676
PetMed Express, Inc.	21,191	288,198
RetailMeNot, Inc.*	32,688	528,238
Shutterfly, Inc.*	40,168	1,957,788
ValueVision Media, Inc., Class A*	44,609	228,844

		8,409,276

Leisure Products (0.4%)
Arctic Cat, Inc.	13,744	478,566
Black Diamond, Inc.*	24,361	184,169
Brunswick Corp.	96,971	4,086,358
Callaway Golf Co.	81,613	590,878
Escalade, Inc.	9,175	110,651
JAKKS Pacific, Inc.*	19,199	136,313
Johnson Outdoors, Inc., Class A	5,067	131,235
LeapFrog Enterprises, Inc.*	69,667	417,305
Malibu Boats, Inc., Class A*	8,965	166,032
Marine Products Corp.	10,710	84,502
Nautilus, Inc.*	32,900	393,813
Smith & Wesson Holding Corp.*	58,399	551,287
Sturm Ruger & Co., Inc.	20,284	987,628

		8,318,737

Media (1.0%)
AH Belo Corp., Class A	19,393	206,923
AMC Entertainment Holdings, Inc., Class A	22,225	510,953
Carmike Cinemas, Inc.*	25,110	777,908
Central European Media Enterprises Ltd., Class A*	72,864	163,944
Crown Media Holdings, Inc., Class A*	35,394	113,261
Cumulus Media, Inc., Class A*	152,069	612,838
Daily Journal Corp.*	1,110	200,355
Dex Media, Inc.*	15,447	147,673
Entercom Communications Corp., Class A*	25,950	208,379
Entravision Communications Corp., Class A	61,522	243,627
Eros International plc*	23,333	340,895
EW Scripps Co., Class A*	32,881	536,289
Global Sources Ltd.*	16,134	108,259
Gray Television, Inc.*	52,169	411,092
Harte-Hanks, Inc.	52,028	331,418
Hemisphere Media Group, Inc.*	9,061	96,590
Journal Communications, Inc., Class A*	47,287	398,630
Lee Enterprises, Inc.*	55,359	187,114
Loral Space & Communications, Inc.*	13,636	979,201
Martha Stewart Living Omnimedia, Inc., Class A*	31,758	114,329
McClatchy Co., Class A*	65,597	220,406
MDC Partners, Inc., Class A	44,185	847,910
Media General, Inc.*	56,365	738,945
Meredith Corp.	37,528	1,606,198
National CineMedia, Inc.	64,418	934,705
New Media Investment Group, Inc.	38,086	633,370
New York Times Co., Class A	144,601	1,622,423
Nexstar Broadcasting Group, Inc., Class A	31,965	1,292,025
Radio One, Inc., Class D*	21,989	69,925
ReachLocal, Inc.*	13,200	47,652
Reading International, Inc., Class A*	18,263	153,409
Rentrak Corp.*	10,292	627,195
Saga Communications, Inc., Class A	3,693	124,011
Salem Communications Corp., Class A	10,717	81,556
Scholastic Corp.	27,448	887,119
SFX Entertainment, Inc.*	45,792	229,876
Sinclair Broadcast Group, Inc., Class A	71,721	1,871,201
Sizmek, Inc.*	24,389	188,771
Time, Inc.*	115,223	2,699,675
Townsquare Media, Inc.*	8,359	100,475
World Wrestling Entertainment, Inc., Class A	31,532	434,196

		22,100,721

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	15,567	130,140
Burlington Stores, Inc.*	29,875	1,190,818
Fred’s, Inc., Class A	38,504	539,056
Tuesday Morning Corp.*	45,519	883,296

		2,743,310

Specialty Retail (2.3%)
Aeropostale, Inc.*	83,589	275,008
American Eagle Outfitters, Inc.	203,163	2,949,927
America’s Car-Mart, Inc.*	8,285	328,003
ANN, Inc.*	49,025	2,016,398
Asbury Automotive Group, Inc.*	31,940	2,057,575
Barnes & Noble, Inc.*	42,666	842,227
bebe stores, Inc.	32,486	75,368
Big 5 Sporting Goods Corp.	19,442	182,172
Brown Shoe Co., Inc.	45,423	1,232,326
Buckle, Inc.	29,315	1,330,608
Build-A-Bear Workshop, Inc.*	12,816	167,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cato Corp., Class A	28,588	$985,142
Children’s Place, Inc.	23,006	1,096,466
Christopher & Banks Corp.*	38,120	377,007
Citi Trends, Inc.*	16,205	358,130
Conn’s, Inc.*	28,930	875,711
Container Store Group, Inc.*	18,196	396,127
Destination Maternity Corp.	14,490	223,726
Destination XL Group, Inc.*	36,470	172,138
Express, Inc.*	88,138	1,375,834
Finish Line, Inc., Class A	50,102	1,254,053
Five Below, Inc.*	56,720	2,246,679
Francesca’s Holdings Corp.*	44,964	626,349
Genesco, Inc.*	24,990	1,868,002
Group 1 Automotive, Inc.	25,332	1,841,890
Guess?, Inc.	64,136	1,409,068
Haverty Furniture Cos., Inc.	21,099	459,747
hhgregg, Inc.*	13,910	87,772
Hibbett Sports, Inc.*	27,099	1,155,230
Kirkland’s, Inc.*	15,521	250,043
Lithia Motors, Inc., Class A	23,824	1,803,239
Lumber Liquidators Holdings, Inc.*	28,789	1,651,913
MarineMax, Inc.*	26,069	439,263
Mattress Firm Holding Corp.*	15,592	936,456
Men’s Wearhouse, Inc.	50,091	2,365,297
Monro Muffler Brake, Inc.	32,847	1,594,065
New York & Co., Inc.*	29,306	88,797
Office Depot, Inc.*	558,237	2,869,338
Outerwall, Inc.*	21,485	1,205,308
Pacific Sunwear of California, Inc.*	53,663	96,593
Pep Boys-Manny, Moe & Jack*	55,927	498,310
Pier 1 Imports, Inc.	99,042	1,177,609
Rent-A-Center, Inc.	55,082	1,671,739
Restoration Hardware Holdings, Inc.*	32,633	2,595,955
Sears Hometown and Outlet Stores, Inc.*	12,540	194,370
Select Comfort Corp.*	56,713	1,186,436
Shoe Carnival, Inc.	15,876	282,752
Sonic Automotive, Inc., Class A	41,478	1,016,626
Sportsman’s Warehouse Holdings, Inc.*	10,928	73,600
Stage Stores, Inc.	33,258	569,044
Stein Mart, Inc.	29,048	335,504
Systemax, Inc.*	11,050	137,793
Tile Shop Holdings, Inc.*	30,085	278,286
Tilly’s, Inc., Class A*	12,500	94,000
Vitamin Shoppe, Inc.*	32,315	1,434,463
West Marine, Inc.*	18,297	164,673
Winmark Corp.	2,505	184,118
Zumiez, Inc.*	21,787	612,215

		54,074,121

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	28,528	1,020,732
Crocs, Inc.*	91,131	1,146,428
Culp, Inc.	9,257	168,014
G-III Apparel Group Ltd.*	19,957	1,653,637
Iconix Brand Group, Inc.*	47,796	1,765,584
Movado Group, Inc.	19,342	639,446
Oxford Industries, Inc.	15,063	918,692
Perry Ellis International, Inc.*	12,733	259,117
Quiksilver, Inc.*	143,952	247,597
Sequential Brands Group, Inc.*	17,468	218,350
Skechers U.S.A., Inc., Class A*	40,847	2,177,554
Steven Madden Ltd.*	60,786	1,959,133
Tumi Holdings, Inc.*	52,864	1,075,782
Unifi, Inc.*	15,312	396,581
Vera Bradley, Inc.*	23,123	478,184
Vince Holding Corp.*	11,887	359,701
Wolverine World Wide, Inc.	105,936	2,654,756

		17,139,288

Total Consumer Discretionary		223,801,331

Consumer Staples (2.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	8,759	1,942,396
Coca-Cola Bottling Co. Consolidated	4,775	356,358
Craft Brew Alliance, Inc.*	11,692	168,365
National Beverage Corp.*	11,626	226,707

		2,693,826

Food & Staples Retailing (0.7%)
Andersons, Inc.	29,382	1,847,540
Casey’s General Stores, Inc.	40,088	2,874,310
Chefs’ Warehouse, Inc.*	19,226	312,615
Fairway Group Holdings Corp.*	21,098	78,906
Fresh Market, Inc.*	44,833	1,566,017
Ingles Markets, Inc., Class A	13,819	327,372
Liberator Medical Holdings, Inc.	30,041	94,028
Natural Grocers by Vitamin Cottage, Inc.*	9,805	159,625
Pantry, Inc.*	24,581	497,274
PriceSmart, Inc.	19,430	1,663,985
Roundy’s, Inc.	42,524	127,147
SpartanNash Co.	39,462	767,536
SUPERVALU, Inc.*	212,131	1,896,451
United Natural Foods, Inc.*	51,862	3,187,438
Village Super Market, Inc., Class A	7,080	161,282
Weis Markets, Inc.	11,019	430,072

		15,991,598

Food Products (1.2%)
Alico, Inc.	3,276	124,816
Annie’s, Inc.*	17,959	824,318
B&G Foods, Inc.	55,980	1,542,249
Boulder Brands, Inc.*	64,193	874,951
Calavo Growers, Inc.	14,002	632,050
Cal-Maine Foods, Inc.	16,120	1,440,000
Chiquita Brands International, Inc.*	48,866	693,897
Darling Ingredients, Inc.*	172,350	3,157,452
Dean Foods Co.	98,841	1,309,643
Diamond Foods, Inc.*	22,816	652,766
Farmer Bros Co.*	7,719	223,465
Fresh Del Monte Produce, Inc.	37,360	1,191,784
Inventure Foods, Inc.*	16,192	209,848
J&J Snack Foods Corp.	15,482	1,448,496
John B. Sanfilippo & Son, Inc.	8,751	283,182
Lancaster Colony Corp.	19,259	1,642,408
Lifeway Foods, Inc.*	4,448	61,694
Limoneira Co.	11,721	277,670
Omega Protein Corp.*	22,227	277,837
Post Holdings, Inc.*	46,091	1,529,299
Sanderson Farms, Inc.	24,172	2,125,927
Seaboard Corp.*	296	791,797
Seneca Foods Corp., Class A*	8,715	249,249
Snyder’s-Lance, Inc.	49,377	1,308,491
Tootsie Roll Industries, Inc.	19,440	544,126
TreeHouse Foods, Inc.*	44,041	3,545,301

		26,962,716

Household Products (0.1%)
Central Garden & Pet Co., Class A*	45,182	363,263
Harbinger Group, Inc.*	86,229	1,131,325
Oil-Dri Corp. of America	5,261	137,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Orchids Paper Products Co.	8,659	$212,665
WD-40 Co.	15,579	1,058,749

		2,903,156

Personal Products (0.2%)
Elizabeth Arden, Inc.*	27,471	459,865
Female Health Co.	22,843	79,722
IGI Laboratories, Inc.*	33,331	310,645
Inter Parfums, Inc.	17,405	478,637
Medifast, Inc.*	14,099	462,870
Nature’s Sunshine Products, Inc.	11,588	171,850
Nutraceutical International Corp.*	9,240	193,208
Revlon, Inc., Class A*	11,895	376,953
Synutra International, Inc.*	19,100	86,523
USANA Health Sciences, Inc.*	6,468	476,433

		3,096,706

Tobacco (0.1%)
22nd Century Group, Inc.*	41,648	104,953
Alliance One International, Inc.*	87,550	172,474
Universal Corp.	23,870	1,059,589
Vector Group Ltd.	74,479	1,651,934

		2,988,950

Total Consumer Staples		54,636,952

Energy (4.1%)
Energy Equipment & Services (1.3%)
Aspen Aerogels, Inc.*	5,014	50,541
Basic Energy Services, Inc.*	33,639	729,630
Bristow Group, Inc.	37,075	2,491,440
C&J Energy Services, Inc.*	48,250	1,474,037
CARBO Ceramics, Inc.	20,655	1,223,396
CHC Group Ltd.*	34,624	193,894
Dawson Geophysical Co.	8,032	146,022
Era Group, Inc.*	21,489	467,386
Exterran Holdings, Inc.	61,054	2,705,303
Forum Energy Technologies, Inc.*	62,161	1,902,748
Geospace Technologies Corp.*	13,984	491,538
Glori Energy, Inc.*	12,852	101,531
Gulf Island Fabrication, Inc.	14,828	255,042
Gulfmark Offshore, Inc., Class A	28,059	879,650
Helix Energy Solutions Group, Inc.*	110,180	2,430,571
Hercules Offshore, Inc.*	170,670	375,474
Hornbeck Offshore Services, Inc.*	38,106	1,247,209
Independence Contract Drilling, Inc.*	8,675	101,931
ION Geophysical Corp.*	136,064	379,618
Key Energy Services, Inc.*	138,745	671,526
Matrix Service Co.*	27,556	664,651
McDermott International, Inc.*	248,254	1,420,013
Mitcham Industries, Inc.*	13,372	147,761
Natural Gas Services Group, Inc.*	13,076	314,739
Newpark Resources, Inc.*	88,412	1,099,845
North Atlantic Drilling Ltd.	74,495	496,137
Nuverra Environmental Solutions, Inc.*	16,088	237,298
Parker Drilling Co.*	127,190	628,319
PHI, Inc. (Non-Voting)*	13,136	540,546
Pioneer Energy Services Corp.*	65,789	922,362
Profire Energy, Inc.*	15,319	63,574
RigNet, Inc.*	12,481	504,856
SEACOR Holdings, Inc.*	21,577	1,613,960
Tesco Corp.	36,203	718,629
TETRA Technologies, Inc.*	82,898	896,956
Vantage Drilling Co.*	217,431	276,137
Willbros Group, Inc.*	42,048	350,260

		29,214,530

Oil, Gas & Consumable Fuels (2.8%)
Abraxas Petroleum Corp.*	97,007	512,197
Adams Resources & Energy, Inc.	2,307	102,177
Alon USA Energy, Inc.	27,344	392,660
Alpha Natural Resources, Inc.*	234,096	580,558
American Eagle Energy Corp.*	32,076	130,549
Amyris, Inc.*	27,672	104,877
Apco Oil and Gas International, Inc.*	9,669	124,633
Approach Resources, Inc.*	41,759	605,506
Arch Coal, Inc.	224,339	475,599
Ardmore Shipping Corp.	18,273	199,176
Bill Barrett Corp.*	52,007	1,146,234
Bonanza Creek Energy, Inc.*	34,316	1,952,580
BPZ Resources, Inc.*	125,199	239,130
Callon Petroleum Co.*	56,979	501,985
Carrizo Oil & Gas, Inc.*	47,459	2,554,243
Clayton Williams Energy, Inc.*	6,058	584,294
Clean Energy Fuels Corp.*	75,036	585,281
Cloud Peak Energy, Inc.*	64,553	814,659
Comstock Resources, Inc.	49,936	929,808
Contango Oil & Gas Co.*	18,334	609,422
Delek U.S. Holdings, Inc.	62,072	2,055,825
DHT Holdings, Inc.	95,366	587,455
Diamondback Energy, Inc.*	43,685	3,266,764
Dorian LPG Ltd.*	8,384	149,403
Eclipse Resources Corp.*	31,321	520,555
Emerald Oil, Inc.*	60,156	369,959
Energy XXI Bermuda Ltd.	97,706	1,108,963
Evolution Petroleum Corp.	20,380	187,088
EXCO Resources, Inc.	160,350	535,569
Forest Oil Corp.*	121,583	142,252
Frontline Ltd.*	73,315	92,377
FX Energy, Inc.*	55,281	168,054
GasLog Ltd.	44,233	973,568
Gastar Exploration, Inc.*	72,535	425,781
Goodrich Petroleum Corp.*	36,722	544,220
Green Plains, Inc.	39,052	1,460,154
Halcon Resources Corp.*	270,884	1,072,701
Hallador Energy Co.	9,994	118,329
Harvest Natural Resources, Inc.*	43,331	159,025
Isramco, Inc.*	933	113,975
Jones Energy, Inc., Class A*	12,140	227,989
Kodiak Oil & Gas Corp.*	278,706	3,782,040
Magnum Hunter Resources Corp.*	207,210	1,154,160
Matador Resources Co.*	76,489	1,977,241
Midstates Petroleum Co., Inc.*	39,009	196,995
Miller Energy Resources, Inc.*	31,161	137,108
Navios Maritime Acquisition Corp.	82,338	223,136
Nordic American Offshore Ltd.	19,184	338,022
Nordic American Tankers Ltd.	93,308	741,799
Northern Oil and Gas, Inc.*	64,503	917,233
Pacific Ethanol, Inc.*	25,394	354,500
Panhandle Oil and Gas, Inc., Class A.	7,281	434,676
Parsley Energy, Inc., Class A*	55,556	1,185,010
PDC Energy, Inc.*	37,355	1,878,583
Penn Virginia Corp.*	68,985	876,799
PetroQuest Energy, Inc.*	61,727	346,906
Quicksilver Resources, Inc.*	138,261	83,344
Renewable Energy Group, Inc.*	38,154	387,263
Resolute Energy Corp.*	81,508	511,055
REX American Resources Corp.*	6,590	480,279
Rex Energy Corp.*	50,716	642,572
Ring Energy, Inc.*	21,200	312,488
Rosetta Resources, Inc.*	64,162	2,859,059
RSP Permian, Inc.*	24,279	620,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sanchez Energy Corp.*	53,358	$1,401,181
Scorpio Tankers, Inc.	179,815	1,494,263
SemGroup Corp., Class A	44,650	3,718,006
Ship Finance International Ltd.	61,072	1,033,338
Solazyme, Inc.*	80,905	603,551
Stone Energy Corp.*	58,703	1,840,926
Swift Energy Co.*	46,943	450,653
Synergy Resources Corp.*	69,956	852,764
Teekay Tankers Ltd., Class A	64,461	240,440
TransAtlantic Petroleum Ltd.*	23,204	208,604
Triangle Petroleum Corp.*	79,604	876,440
VAALCO Energy, Inc.*	52,661	447,619
Vertex Energy, Inc.*	14,239	99,103
W&T Offshore, Inc.	36,894	405,834
Warren Resources, Inc.*	76,698	406,499
Western Refining, Inc.	55,877	2,346,275
Westmoreland Coal Co.*	15,596	583,446

		64,875,355

Total Energy		94,089,885

Financials (17.3%)
Banks (5.5%)
1st Source Corp.	15,655	445,854
1st United Bancorp, Inc./Florida	32,123	273,688
American National Bankshares, Inc.	7,840	178,360
Ameris Bancorp	26,514	581,982
Ames National Corp.	8,317	185,885
Arrow Financial Corp.	11,670	292,562
BancFirst Corp.	7,382	461,818
Banco Latinoamericano de Comercio Exterior S.A., Class E	30,934	949,055
Bancorp, Inc./Delaware*	35,566	305,512
BancorpSouth, Inc.	100,601	2,026,104
Bank of Kentucky Financial Corp.	6,382	295,040
Bank of Marin Bancorp/California	6,297	288,969
Bank of the Ozarks, Inc.	83,120	2,619,942
Banner Corp.	20,180	776,325
BBCN Bancorp, Inc.	82,868	1,209,044
Blue Hills Bancorp, Inc.*	21,620	283,654
BNC Bancorp	20,602	322,627
Boston Private Financial Holdings, Inc.	82,978	1,028,097
Bridge Bancorp, Inc.	12,075	285,574
Bridge Capital Holdings*	10,410	236,723
Bryn Mawr Bank Corp.	14,467	409,850
C1 Financial, Inc.*	2,906	52,686
Camden National Corp.	8,008	280,280
Capital Bank Financial Corp., Class A*	25,510	609,179
Capital City Bank Group, Inc.	11,681	158,161
Cardinal Financial Corp.	33,699	575,242
Cascade Bancorp*	32,072	161,964
Cathay General Bancorp	83,194	2,065,707
Centerstate Banks, Inc.	37,376	386,842
Central Pacific Financial Corp.	18,117	324,838
Century Bancorp, Inc./Massachusetts, Class A	3,940	136,403
Chemical Financial Corp.	34,065	916,008
Citizens & Northern Corp.	12,816	243,504
City Holding Co.	16,494	694,892
CNB Financial Corp./Pennsylvania	15,402	241,811
CoBiz Financial, Inc.	37,398	418,110
Columbia Banking System, Inc.	54,752	1,358,397
Community Bank System, Inc.	42,394	1,424,014
Community Trust Bancorp, Inc.	16,378	550,792
CommunityOne Bancorp*	11,249	99,216
ConnectOne Bancorp, Inc.	23,633	450,209
CU Bancorp*	10,863	204,224
Customers Bancorp, Inc.*	27,145	487,524
CVB Financial Corp.	110,122	1,580,251
Eagle Bancorp, Inc.*	23,867	759,448
Enterprise Bancorp, Inc./Massachusetts	7,895	148,742
Enterprise Financial Services Corp.	20,784	347,508
F.N.B. Corp./Pennsylvania	180,456	2,163,667
FCB Financial Holdings, Inc., Class A*	8,110	184,178
Fidelity Southern Corp.	17,247	236,284
Financial Institutions, Inc.	14,070	316,294
First Bancorp, Inc./Maine	10,005	166,783
First Bancorp/North Carolina	20,984	336,164
First BanCorp/Puerto Rico*	110,219	523,540
First Busey Corp.	75,610	421,148
First Business Financial Services, Inc.	4,076	178,936
First Citizens BancShares, Inc./North Carolina, Class A	7,906	1,712,677
First Commonwealth Financial Corp.	98,448	825,979
First Community Bancshares, Inc./Virginia	17,212	245,959
First Connecticut Bancorp, Inc./Connecticut	17,263	250,313
First Financial Bancorp	59,905	948,296
First Financial Bankshares, Inc.	66,720	1,854,149
First Financial Corp./Indiana	12,123	375,207
First Interstate BancSystem, Inc.	18,648	495,477
First Merchants Corp.	37,630	760,502
First Midwest Bancorp, Inc./Illinois	78,440	1,262,100
First NBC Bank Holding Co.*	15,924	521,511
First of Long Island Corp.	8,486	292,343
FirstMerit Corp.	172,668	3,038,957
Flushing Financial Corp.	31,626	577,807
German American Bancorp, Inc.	13,634	351,894
Glacier Bancorp, Inc.	77,637	2,007,693
Great Southern Bancorp, Inc.	10,626	322,393
Green Bancorp, Inc.*	2,761	47,351
Guaranty Bancorp	15,306	206,784
Hampton Roads Bankshares, Inc.*	33,354	51,032
Hancock Holding Co.	85,879	2,752,422
Hanmi Financial Corp.	33,215	669,614
Heartland Financial USA, Inc.	16,585	396,050
Heritage Commerce Corp.	21,363	175,390
Heritage Financial Corp./Washington	31,468	498,453
Heritage Oaks Bancorp	24,253	169,771
Home BancShares, Inc./Arkansas	56,384	1,658,253
HomeTrust Bancshares, Inc.*	21,927	320,353
Horizon Bancorp/Indiana	9,855	227,059
Hudson Valley Holding Corp.	15,506	281,434
Iberiabank Corp.	32,771	2,048,515
Independent Bank Corp./Massachusetts	25,097	896,465
Independent Bank Corp./Michigan	19,650	234,228
Independent Bank Group, Inc.	9,583	454,713
International Bancshares Corp.	56,604	1,396,138
Investors Bancorp, Inc.	375,115	3,799,915
Lakeland Bancorp, Inc.	39,482	385,344
Lakeland Financial Corp.	17,297	648,637
Macatawa Bank Corp.	28,026	134,525
MainSource Financial Group, Inc.	21,569	372,065
MB Financial, Inc.	69,322	1,918,833
Mercantile Bank Corp.	17,058	324,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Merchants Bancshares, Inc./Vermont	5,587	$157,497
Metro Bancorp, Inc.*	15,238	369,521
MidSouth Bancorp, Inc.	8,743	163,494
MidWestOne Financial Group, Inc.	7,709	177,384
National Bank Holdings Corp., Class A	43,517	832,045
National Bankshares, Inc./Virginia	7,508	208,422
National Penn Bancshares, Inc.	121,815	1,182,824
NBT Bancorp, Inc.	45,488	1,024,390
NewBridge Bancorp*	34,742	263,692
Northrim BanCorp, Inc.	7,284	192,516
OFG Bancorp	47,906	717,632
Old Line Bancshares, Inc.	8,369	129,552
Old National Bancorp/Indiana	119,778	1,553,521
OmniAmerican Bancorp, Inc.	12,533	325,733
Opus Bank*	5,605	171,681
Pacific Continental Corp.	19,166	246,283
Pacific Premier Bancorp, Inc.*	18,182	255,457
Palmetto Bancshares, Inc.	4,100	57,974
Park National Corp.	13,179	993,960
Park Sterling Corp.	47,646	315,893
Peapack-Gladstone Financial Corp.	12,848	224,840
Penns Woods Bancorp, Inc.	5,094	215,221
Peoples Bancorp, Inc./Ohio	11,605	275,619
Peoples Financial Services Corp.	7,727	355,365
Pinnacle Financial Partners, Inc.	37,127	1,340,285
Preferred Bank/California*	11,677	262,966
PrivateBancorp, Inc.	74,823	2,237,956
Prosperity Bancshares, Inc.	73,024	4,174,782
Renasant Corp.	32,734	885,455
Republic Bancorp, Inc./Kentucky, Class A	10,511	249,006
Republic First Bancorp, Inc.*	31,663	123,169
S&T Bancorp, Inc.	30,915	725,266
Sandy Spring Bancorp, Inc.	26,141	598,367
Seacoast Banking Corp. of Florida*	20,653	225,737
ServisFirst Bancshares, Inc.	2,157	62,122
Sierra Bancorp	13,060	218,886
Simmons First National Corp., Class A	16,946	652,760
South State Corp.	25,135	1,405,549
Southside Bancshares, Inc.	19,752	656,754
Southwest Bancorp, Inc./Oklahoma .	21,090	345,876
Square 1 Financial, Inc., Class A*	7,420	142,687
State Bank Financial Corp.	33,983	551,884
Sterling Bancorp/Delaware	87,830	1,123,346
Stock Yards Bancorp, Inc.	15,158	456,256
Stonegate Bank	10,285	264,839
Suffolk Bancorp	12,559	243,770
Sun Bancorp, Inc./New Jersey*	9,015	163,262
Susquehanna Bancshares, Inc.	195,647	1,956,470
Talmer Bancorp, Inc., Class A	19,621	271,358
Texas Capital Bancshares, Inc.*	45,105	2,601,656
Tompkins Financial Corp.	15,545	685,224
Towne Bank/Virginia	30,439	413,362
Trico Bancshares	17,177	388,544
TriState Capital Holdings, Inc.*	23,910	216,864
Trustmark Corp.	70,154	1,615,997
UMB Financial Corp.	39,440	2,151,452
Umpqua Holdings Corp.	174,029	2,866,258
Union Bankshares Corp.	48,173	1,112,796
United Bankshares, Inc./West Virginia	71,791	2,220,496
United Community Banks, Inc./Georgia	52,654	866,685
Univest Corp. of Pennsylvania	16,439	308,231
Valley National Bancorp	209,337	2,028,476
ViewPoint Financial Group, Inc.	41,441	992,098
Washington Trust Bancorp, Inc.	15,295	504,582
Webster Financial Corp.	94,427	2,751,603
WesBanco, Inc.	27,334	836,147
West Bancorp, Inc.	16,078	227,182
Westamerica Bancorp	27,463	1,277,579
Western Alliance Bancorp*	78,848	1,884,467
Wilshire Bancorp, Inc.	73,607	679,393
Wintrust Financial Corp.	48,743	2,177,350
Yadkin Financial Corp.*	21,395	388,533

		127,515,466

Capital Markets (1.2%)
Actua Corp.*	42,631	682,949
Arlington Asset Investment Corp., Class A	22,843	580,441
BGC Partners, Inc., Class A	180,200	1,338,886
Calamos Asset Management, Inc., Class A	17,824	200,876
CIFC Corp.	6,092	55,133
Cohen & Steers, Inc.	19,967	767,531
CorEnergy Infrastructure Trust, Inc. (REIT)	32,857	245,770
Cowen Group, Inc., Class A*	120,922	453,457
Diamond Hill Investment Group, Inc.	2,949	362,874
Evercore Partners, Inc., Class A	34,770	1,634,190
FBR & Co.*	8,329	229,214
Financial Engines, Inc.	53,757	1,839,296
FXCM, Inc., Class A	48,176	763,590
GAMCO Investors, Inc., Class A	6,725	475,726
GFI Group, Inc.	79,460	429,879
Greenhill & Co., Inc.	29,705	1,380,985
HFF, Inc., Class A	34,191	989,829
INTL FCStone, Inc.*	16,239	281,259
Investment Technology Group, Inc.*	38,179	601,701
Janus Capital Group, Inc.	156,583	2,276,717
KCG Holdings, Inc., Class A*	47,610	482,289
Ladenburg Thalmann Financial Services, Inc.*	102,962	436,559
Manning & Napier, Inc.	14,209	238,569
Marcus & Millichap, Inc.*	8,533	258,209
Moelis & Co.	7,830	267,395
Oppenheimer Holdings, Inc., Class A	10,653	215,723
Piper Jaffray Cos.*	17,051	890,744
Pzena Investment Management, Inc., Class A	11,503	109,854
RCS Capital Corp., Class A	9,992	225,020
Safeguard Scientifics, Inc.*	21,839	401,838
Silvercrest Asset Management Group, Inc., Class A	6,017	81,952
Stifel Financial Corp.*	68,576	3,215,529
SWS Group, Inc.*	31,152	214,637
Virtus Investment Partners, Inc.	7,380	1,281,906
Walter Investment Management Corp.*	39,688	871,152
Westwood Holdings Group, Inc.	7,658	434,132
WisdomTree Investments, Inc.*	112,636	1,281,798

		26,497,609

Consumer Finance (0.5%)
Cash America International, Inc.	29,523	1,293,107
Consumer Portfolio Services, Inc.*	22,378	143,443
Credit Acceptance Corp.*	7,327	923,715
Encore Capital Group, Inc.*	26,919	1,192,781
Ezcorp, Inc., Class A*	54,550	540,591
First Cash Financial Services, Inc.*	30,226	1,692,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Green Dot Corp., Class A*	33,209	$702,038
JW Wentworth Co., Class A*	12,512	155,024
Nelnet, Inc., Class A	21,740	936,777
Nicholas Financial, Inc.*	10,993	127,409
Portfolio Recovery Associates, Inc.*	52,326	2,732,987
Regional Management Corp.*	11,752	210,948
Springleaf Holdings, Inc.*	25,537	815,396
World Acceptance Corp.*	8,414	567,945

		12,034,212

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	24,171	153,969
MarketAxess Holdings, Inc.	39,349	2,434,129
Marlin Business Services Corp.	9,015	165,155
NewStar Financial, Inc.*	27,779	312,236
PHH Corp.*	60,249	1,347,168
PICO Holdings, Inc.*	24,187	482,531
Resource America, Inc., Class A	13,204	122,929
Tiptree Financial, Inc., Class A*	9,537	78,775

		5,096,892

Insurance (1.9%)
Ambac Financial Group, Inc.*	39,623	875,668
American Equity Investment Life Holding Co.	77,857	1,781,368
AMERISAFE, Inc.	19,730	771,640
AmTrust Financial Services, Inc.	31,483	1,253,653
Argo Group International Holdings Ltd.	27,338	1,375,375
Atlas Financial Holdings, Inc.*	12,354	170,979
Baldwin & Lyons, Inc., Class B	9,312	230,006
Citizens, Inc./Texas*	45,725	295,384
CNO Financial Group, Inc.	227,734	3,862,369
Crawford & Co., Class B	28,709	236,849
Donegal Group, Inc., Class A	8,200	125,952
eHealth, Inc.*	18,835	454,489
EMC Insurance Group, Inc.	5,255	151,764
Employers Holdings, Inc.	33,344	641,872
Enstar Group Ltd.*	9,003	1,227,289
FBL Financial Group, Inc., Class A	10,086	450,844
Federated National Holding Co.	14,533	408,232
Fidelity & Guaranty Life	12,159	259,595
First American Financial Corp.	111,777	3,031,392
Global Indemnity plc*	8,723	220,081
Greenlight Capital Reinsurance Ltd., Class A*	30,019	972,916
Hallmark Financial Services, Inc.*	14,812	152,712
HCI Group, Inc.	9,478	341,113
Heritage Insurance Holdings, Inc.*	7,535	113,477
Hilltop Holdings, Inc.*	70,431	1,412,142
Horace Mann Educators Corp.	42,512	1,212,017
Independence Holding Co.	7,704	102,386
Infinity Property & Casualty Corp.	11,980	766,840
Kansas City Life Insurance Co.	3,939	174,695
Kemper Corp.	48,428	1,653,816
Maiden Holdings Ltd.	52,728	584,226
Meadowbrook Insurance Group, Inc.	52,643	307,962
Montpelier Reinsurance Holdings Ltd.	41,477	1,289,520
National General Holdings Corp.	37,065	626,028
National Interstate Corp.	7,456	208,022
National Western Life Insurance Co., Class A	2,333	576,274
Navigators Group, Inc.*	11,139	685,049
OneBeacon Insurance Group Ltd., Class A	23,606	363,769
Phoenix Cos., Inc.*	5,997	336,192
Platinum Underwriters Holdings Ltd.	28,523	1,736,195
Primerica, Inc.	57,133	2,754,953
RLI Corp.	45,084	1,951,686
Safety Insurance Group, Inc.	13,362	720,345
Selective Insurance Group, Inc.	58,677	1,299,109
State Auto Financial Corp.	15,861	325,309
Stewart Information Services Corp.	22,549	661,813
Symetra Financial Corp.	78,477	1,830,868
Third Point Reinsurance Ltd.*	60,454	879,606
United Fire Group, Inc.	21,424	594,945
United Insurance Holdings Corp.	17,519	262,785
Universal Insurance Holdings, Inc.	32,867	424,970

		43,146,541

Real Estate Investment Trusts (REITs) (6.3%)
Acadia Realty Trust (REIT)	61,687	1,701,327
AG Mortgage Investment Trust, Inc. (REIT)	31,510	560,878
Agree Realty Corp. (REIT)	16,874	462,010
Alexander’s, Inc. (REIT)	2,259	844,663
Altisource Residential Corp. (REIT)	60,551	1,453,224
American Assets Trust, Inc. (REIT)	32,027	1,055,930
American Capital Mortgage Investment Corp. (REIT)	54,479	1,025,295
American Realty Capital Healthcare Trust, Inc. (REIT)	178,436	1,870,009
American Residential Properties, Inc. (REIT)*	36,341	666,494
AmREIT, Inc. (REIT)	21,109	484,874
Anworth Mortgage Asset Corp. (REIT)	136,365	653,188
Apollo Commercial Real Estate Finance, Inc. (REIT)	49,874	783,520
Apollo Residential Mortgage, Inc. (REIT)	33,021	509,514
Ares Commercial Real Estate Corp. (REIT)	29,875	349,239
Armada Hoffler Properties, Inc. (REIT)	26,634	241,837
ARMOUR Residential REIT, Inc. (REIT)	373,895	1,439,496
Ashford Hospitality Prime, Inc. (REIT)	11,461	174,551
Ashford Hospitality Trust, Inc. (REIT)	73,854	754,788
Associated Estates Realty Corp. (REIT)	61,951	1,084,762
Aviv REIT, Inc. (REIT)	21,670	571,004
Campus Crest Communities, Inc. (REIT)	68,218	436,595
Capstead Mortgage Corp. (REIT)	101,790	1,245,910
CareTrust REIT, Inc. (REIT)*	21,945	313,813
CatchMark Timber Trust, Inc. (REIT), Class A	21,529	235,958
Cedar Realty Trust, Inc. (REIT)	85,761	505,990
Chambers Street Properties (REIT)	250,418	1,885,648
Chatham Lodging Trust (REIT)	35,991	830,672
Chesapeake Lodging Trust (REIT)	58,013	1,691,079
Colony Financial, Inc. (REIT)	114,335	2,558,817
CoreSite Realty Corp. (REIT)	22,116	726,953
Cousins Properties, Inc. (REIT)	233,308	2,788,031
CubeSmart (REIT)	152,707	2,745,672
CyrusOne, Inc. (REIT)	34,373	826,327
CYS Investments, Inc. (REIT)	169,183	1,394,068
DCT Industrial Trust, Inc. (REIT)	349,923	2,627,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)	206,646	$2,620,271
DuPont Fabros Technology, Inc. (REIT)	67,975	1,838,044
Dynex Capital, Inc. (REIT)	58,999	476,712
EastGroup Properties, Inc. (REIT)	33,499	2,029,704
Education Realty Trust, Inc. (REIT)	117,152	1,204,323
Empire State Realty Trust, Inc. (REIT), Class A	98,318	1,476,736
EPR Properties (REIT)	60,395	3,060,819
Equity One, Inc. (REIT)	66,028	1,428,186
Excel Trust, Inc. (REIT)	65,077	765,956
FelCor Lodging Trust, Inc. (REIT)	131,314	1,229,099
First Industrial Realty Trust, Inc. (REIT)	116,098	1,963,217
First Potomac Realty Trust (REIT)	63,204	742,647
Franklin Street Properties Corp. (REIT)	95,007	1,065,979
Geo Group, Inc. (REIT)	75,648	2,891,267
Getty Realty Corp. (REIT)	28,275	480,675
Gladstone Commercial Corp. (REIT)	19,193	326,089
Glimcher Realty Trust (REIT)	152,800	2,068,912
Government Properties Income Trust (REIT)	71,758	1,572,218
Gramercy Property Trust, Inc. (REIT)	124,588	717,627
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	22,473	310,577
Hatteras Financial Corp. (REIT)	101,656	1,825,742
Healthcare Realty Trust, Inc. (REIT)	101,886	2,412,660
Hersha Hospitality Trust (REIT)	211,640	1,348,147
Highwoods Properties, Inc. (REIT)	95,578	3,717,984
Hudson Pacific Properties, Inc. (REIT)	58,601	1,445,101
Inland Real Estate Corp. (REIT)	94,603	937,516
Invesco Mortgage Capital, Inc. (REIT)	130,106	2,045,266
Investors Real Estate Trust (REIT)	118,480	912,296
iStar Financial, Inc. (REIT)*	88,456	1,194,156
Kite Realty Group Trust (REIT)	34,298	831,383
LaSalle Hotel Properties (REIT)	108,670	3,720,861
Lexington Realty Trust (REIT)	217,155	2,125,947
LTC Properties, Inc. (REIT)	37,358	1,378,137
Mack-Cali Realty Corp. (REIT)	94,387	1,803,736
Medical Properties Trust, Inc. (REIT)	182,103	2,232,583
Monmouth Real Estate Investment Corp. (REIT)	60,026	607,463
National Health Investors, Inc. (REIT)	35,221	2,012,528
New Residential Investment Corp. (REIT)	299,791	1,747,781
New York Mortgage Trust, Inc. (REIT)	97,417	704,325
New York REIT, Inc. (REIT)	171,003	1,757,911
One Liberty Properties, Inc. (REIT)	13,722	277,596
Owens Realty Mortgage, Inc. (REIT)	11,417	162,692
Parkway Properties, Inc./Maryland (REIT)	82,610	1,551,416
Pebblebrook Hotel Trust (REIT)	71,470	2,668,690
Pennsylvania Real Estate Investment Trust (REIT)	72,358	1,442,818
PennyMac Mortgage Investment Trust (REIT)	65,650	1,406,879
Physicians Realty Trust (REIT)	49,445	678,385
Potlatch Corp. (REIT)	43,552	1,751,226
PS Business Parks, Inc. (REIT)	20,773	1,581,656
QTS Realty Trust, Inc. (REIT), Class A	13,277	402,957
RAIT Financial Trust (REIT)	86,514	642,799
Ramco-Gershenson Properties Trust (REIT)	81,524	1,324,765
Redwood Trust, Inc. (REIT)	87,829	1,456,205
Resource Capital Corp. (REIT)	139,273	678,259
Retail Opportunity Investments Corp. (REIT)	93,971	1,381,374
Rexford Industrial Realty, Inc. (REIT)	50,887	704,276
RLJ Lodging Trust (REIT)	137,301	3,908,959
Rouse Properties, Inc. (REIT)	40,151	649,242
Ryman Hospitality Properties, Inc. (REIT)	46,042	2,177,787
Sabra Health Care REIT, Inc. (REIT)	50,034	1,216,827
Saul Centers, Inc. (REIT)	10,970	512,738
Select Income REIT (REIT)	39,767	956,396
Silver Bay Realty Trust Corp. (REIT)	33,896	549,454
Sovran Self Storage, Inc. (REIT)	35,155	2,614,126
STAG Industrial, Inc. (REIT)	52,003	1,076,982
Strategic Hotels & Resorts, Inc. (REIT)*	259,368	3,021,637
Summit Hotel Properties, Inc. (REIT)	91,104	982,101
Sun Communities, Inc. (REIT)	50,489	2,549,694
Sunstone Hotel Investors, Inc. (REIT)	217,392	3,004,357
Terreno Realty Corp. (REIT)	36,211	681,853
Trade Street Residential, Inc. (REIT)	18,147	129,570
UMH Properties, Inc. (REIT)	21,388	203,186
Universal Health Realty Income Trust (REIT)	6,367	265,377
Urstadt Biddle Properties, Inc. (REIT), Class A	25,031	508,129
Washington Real Estate Investment Trust (REIT)	71,199	1,807,031
Western Asset Mortgage Capital Corp. (REIT)	43,860	648,251
Whitestone REIT (REIT)	25,341	353,254

		146,459,583

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	51,540	1,853,894
Altisource Asset Management Corp.*	1,472	993,615
Altisource Portfolio Solutions S.A.*	15,258	1,538,006
AV Homes, Inc.*	11,766	172,372
Consolidated-Tomoka Land Co.	4,595	225,477
Forestar Group, Inc.*	37,010	655,817
Kennedy-Wilson Holdings, Inc.	75,002	1,797,048
RE/MAX Holdings, Inc., Class A	11,630	345,760
St. Joe Co.*	38,237	762,063
Tejon Ranch Co.*	14,467	405,655

		8,749,707

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	90,989	1,127,354
Banc of California, Inc.	29,416	342,108
Bank Mutual Corp.	49,088	314,654
BankFinancial Corp.	18,985	197,064
BBX Capital Corp., Class A*	8,471	147,649
Beneficial Mutual Bancorp, Inc.*	30,617	391,285
Berkshire Hills Bancorp, Inc.	26,611	625,092
BofI Holding, Inc.*	14,943	1,086,505
Brookline Bancorp, Inc.	73,721	630,315
Capitol Federal Financial, Inc.	149,236	1,763,969
Charter Financial Corp./Maryland	20,523	219,596
Clifton Bancorp, Inc.	27,725	349,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	34,472	$496,397
ESB Financial Corp.	13,408	156,605
Essent Group Ltd.*	43,551	932,427
EverBank Financial Corp.	95,269	1,682,451
Federal Agricultural Mortgage Corp., Class C	11,101	356,786
First Defiance Financial Corp.	9,965	269,155
First Financial Northwest, Inc.	15,572	158,990
Flagstar Bancorp, Inc.*	21,464	361,239
Fox Chase Bancorp, Inc.	13,031	212,536
Franklin Financial Corp./Virginia*	10,060	187,217
Home Loan Servicing Solutions Ltd.	73,689	1,561,470
HomeStreet, Inc.	15,630	267,117
Kearny Financial Corp.*	14,245	189,886
Ladder Capital Corp., Class A*	16,390	309,771
Meridian Bancorp, Inc.*	21,933	231,612
Meta Financial Group, Inc.	6,468	228,062
MGIC Investment Corp.*	354,333	2,767,341
NMI Holdings, Inc., Class A*	52,773	456,486
Northfield Bancorp, Inc.	55,498	755,883
Northwest Bancshares, Inc.	97,760	1,182,896
OceanFirst Financial Corp.	14,114	224,554
Oritani Financial Corp.	47,166	664,569
PennyMac Financial Services, Inc., Class A*	12,395	181,587
Provident Financial Services, Inc.	62,780	1,027,709
Radian Group, Inc.	200,088	2,853,255
Stonegate Mortgage Corp.*	15,064	195,681
Territorial Bancorp, Inc.	8,911	180,804
Tree.com, Inc.*	6,673	239,494
TrustCo Bank Corp.	97,944	630,759
United Community Financial Corp./Ohio	52,350	244,998
United Financial Bancorp, Inc.	55,066	698,788
Walker & Dunlop, Inc.*	19,707	261,906
Washington Federal, Inc.	106,070	2,159,585
Waterstone Financial, Inc.	36,245	418,630
WSFS Financial Corp.	9,326	667,835

		30,609,130

Total Financials		400,109,140

Health Care (9.8%)
Biotechnology (3.6%)
ACADIA Pharmaceuticals, Inc.*	82,134	2,033,638
Acceleron Pharma, Inc.*	17,215	520,582
Achillion Pharmaceuticals, Inc.*	100,936	1,007,341
Acorda Therapeutics, Inc.*	43,503	1,473,882
Actinium Pharmaceuticals, Inc.*	21,574	144,546
Adamas Pharmaceuticals, Inc.*	3,196	59,510
Aegerion Pharmaceuticals, Inc.*	30,896	1,031,309
Agenus, Inc.*	65,293	203,061
Agios Pharmaceuticals, Inc.*	14,053	862,152
Akebia Therapeutics, Inc.*	8,255	182,683
Alder Biopharmaceuticals, Inc.*	7,940	100,679
AMAG Pharmaceuticals, Inc.*	23,212	740,695
Anacor Pharmaceuticals, Inc.*	34,177	836,311
Applied Genetic Technologies Corp.*	5,928	110,320
Ardelyx, Inc.*	2,960	42,062
Arena Pharmaceuticals, Inc.*	231,062	968,150
ARIAD Pharmaceuticals, Inc.*	172,486	931,424
Array BioPharma, Inc.*	132,702	473,746
Arrowhead Research Corp.*	53,983	797,329
Auspex Pharmaceuticals, Inc.*	9,751	250,308
Avalanche Biotechnologies, Inc.*	6,989	238,954
BioCryst Pharmaceuticals, Inc.*	73,544	719,260
BioSpecifics Technologies Corp.*	3,860	136,258
BioTime, Inc.*	54,192	170,163
Bluebird Bio, Inc.*	22,617	811,498
Cara Therapeutics, Inc.*	5,579	46,808
Celldex Therapeutics, Inc.*	93,193	1,207,781
Cellular Dynamics International, Inc.*	10,202	71,720
Cepheid, Inc.*	72,757	3,203,491
ChemoCentryx, Inc.*	29,105	130,973
Chimerix, Inc.*	28,259	780,514
Clovis Oncology, Inc.*	25,695	1,165,525
CTI BioPharma Corp.*	140,348	339,642
Cytokinetics, Inc.*	37,758	132,908
Cytori Therapeutics, Inc.*	67,518	45,642
CytRx Corp.*	59,274	150,556
Dendreon Corp.*	170,648	245,733
Dicerna Pharmaceuticals, Inc.*	3,843	48,921
Durata Therapeutics, Inc.*	16,455	208,649
Dyax Corp.*	141,291	1,429,865
Dynavax Technologies Corp.*	275,217	393,560
Eleven Biotherapeutics, Inc.*	4,510	50,241
Emergent Biosolutions, Inc.*	30,745	655,176
Enanta Pharmaceuticals, Inc.*	10,890	430,917
Epizyme, Inc.*	13,473	365,253
Esperion Therapeutics, Inc.*	4,685	114,595
Exact Sciences Corp.*	86,320	1,672,882
Exelixis, Inc.*	205,037	313,707
Five Prime Therapeutics, Inc.*	17,858	209,474
Flexion Therapeutics, Inc.*	4,659	85,073
Foundation Medicine, Inc.*	14,793	280,475
Galectin Therapeutics, Inc.*	19,614	98,658
Galena Biopharma, Inc.*	124,772	257,030
Genocea Biosciences, Inc.*	4,365	39,503
Genomic Health, Inc.*	17,626	498,992
Geron Corp.*	165,156	330,312
Halozyme Therapeutics, Inc.*	107,763	980,643
Heron Therapeutics, Inc.*	23,456	195,389
Hyperion Therapeutics, Inc.*	14,374	362,512
Idera Pharmaceuticals, Inc.*	63,825	146,159
Immune Design Corp.*	3,455	61,015
ImmunoGen, Inc.*	90,338	956,679
Immunomedics, Inc.*	87,739	326,389
Infinity Pharmaceuticals, Inc.*	50,344	675,616
Inovio Pharmaceuticals, Inc.*	63,452	625,002
Insmed, Inc.*	52,092	679,801
Insys Therapeutics, Inc.*	10,300	399,434
Intrexon Corp.*	37,552	697,716
Ironwood Pharmaceuticals, Inc.*	124,568	1,613,778
Isis Pharmaceuticals, Inc.*	122,723	4,765,334
Karyopharm Therapeutics, Inc.*	14,258	498,175
Keryx Biopharmaceuticals, Inc.*	95,244	1,309,605
Kindred Biosciences, Inc.*	10,718	99,142
Kite Pharma, Inc.*	8,793	250,601
KYTHERA Biopharmaceuticals, Inc.*	18,256	598,067
Lexicon Pharmaceuticals, Inc.*	240,999	339,809
Ligand Pharmaceuticals, Inc.*	21,642	1,016,958
Loxo Oncology, Inc.*	3,169	41,609
MacroGenics, Inc.*	20,996	438,816
MannKind Corp.*	237,882	1,405,883
Merrimack Pharmaceuticals, Inc.*	102,925	903,682
MiMedx Group, Inc.*	97,219	693,171
Mirati Therapeutics, Inc.*	7,306	127,928
Momenta Pharmaceuticals, Inc.*	50,668	574,575
NanoViricides, Inc.*	41,817	125,451
Navidea Biopharmaceuticals, Inc.*	159,044	209,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NeoStem, Inc.*	24,877	$137,570
Neuralstem, Inc.*	71,868	235,727
Neurocrine Biosciences, Inc.*	78,847	1,235,533
NewLink Genetics Corp.*	20,803	445,600
Northwest Biotherapeutics, Inc.*	37,627	189,264
Novavax, Inc.*	247,714	1,032,967
NPS Pharmaceuticals, Inc.*	111,026	2,886,676
Ohr Pharmaceutical, Inc.*	22,052	159,877
OncoMed Pharmaceuticals, Inc.*	13,262	251,050
Oncothyreon, Inc.*	79,733	153,087
Ophthotech Corp.*	14,530	565,653
OPKO Health, Inc.*	205,760	1,751,018
Orexigen Therapeutics, Inc.*	129,618	552,173
Organovo Holdings, Inc.*	66,148	421,363
Osiris Therapeutics, Inc.*	19,955	251,233
Otonomy, Inc.*	7,222	173,328
OvaScience, Inc.*	15,971	265,119
PDL BioPharma, Inc.	167,655	1,252,383
Peregrine Pharmaceuticals, Inc.*	181,863	247,334
Portola Pharmaceuticals, Inc.*	38,258	967,162
Progenics Pharmaceuticals, Inc.*	73,355	380,712
Prothena Corp. plc*	27,980	620,037
PTC Therapeutics, Inc.*	23,184	1,020,328
Puma Biotechnology, Inc.*	24,244	5,783,891
Radius Health, Inc.*	6,905	145,005
Raptor Pharmaceutical Corp.*	65,729	630,341
Receptos, Inc.*	19,251	1,195,680
Regado Biosciences, Inc.*	14,695	16,605
Regulus Therapeutics, Inc.*	14,644	100,019
Repligen Corp.*	33,588	668,737
Retrophin, Inc.*	21,459	193,560
Rigel Pharmaceuticals, Inc.*	90,047	174,691
Sage Therapeutics, Inc.*	5,094	160,461
Sangamo BioSciences, Inc.*	71,422	770,286
Sarepta Therapeutics, Inc.*	42,453	895,758
Spectrum Pharmaceuticals, Inc.*	69,289	564,012
Stemline Therapeutics, Inc.*	12,371	154,143
Sunesis Pharmaceuticals, Inc.*	51,891	370,502
Synageva BioPharma Corp.*	22,199	1,526,847
Synergy Pharmaceuticals, Inc.*	98,480	274,267
Synta Pharmaceuticals Corp.*	68,490	206,155
T2 Biosystems, Inc.*	5,869	106,170
TESARO, Inc.*	20,269	545,641
TG Therapeutics, Inc.*	24,650	263,016
Threshold Pharmaceuticals, Inc.*	54,779	197,752
Ultragenyx Pharmaceutical, Inc.*	7,263	411,086
Vanda Pharmaceuticals, Inc.*	35,718	370,753
Verastem, Inc.*	22,044	187,815
Versartis, Inc.*	7,369	139,937
Vital Therapies, Inc.*	5,153	105,173
Xencor, Inc.*	15,285	142,303
XOMA Corp.*	88,432	372,299
Zafgen, Inc.*	6,769	133,011
ZIOPHARM Oncology, Inc.*	86,321	227,887

		83,198,311

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.	23,387	1,185,955
ABIOMED, Inc.*	41,575	1,032,307
Accuray, Inc.*	80,526	584,619
Analogic Corp.	12,903	825,276
AngioDynamics, Inc.*	26,102	358,120
Anika Therapeutics, Inc.*	15,211	557,635
Antares Pharma, Inc.*	123,662	226,302
AtriCure, Inc.*	28,481	419,240
Atrion Corp.	1,587	484,051
Cantel Medical Corp.	35,333	1,214,749
Cardiovascular Systems, Inc.*	28,948	684,041
Cerus Corp.*	76,242	305,730
CONMED Corp.	28,263	1,041,209
CryoLife, Inc.	29,168	287,888
Cyberonics, Inc.*	28,014	1,433,196
Cynosure, Inc., Class A*	23,616	495,936
Derma Sciences, Inc.*	23,880	198,920
DexCom, Inc.*	78,123	3,124,139
Endologix, Inc.*	67,372	714,143
Exactech, Inc.*	10,263	234,920
GenMark Diagnostics, Inc.*	43,264	388,078
Globus Medical, Inc., Class A*	68,814	1,353,571
Greatbatch, Inc.*	25,972	1,106,667
Haemonetics Corp.*	54,518	1,903,769
HeartWare International, Inc.*	17,718	1,375,448
ICU Medical, Inc.*	14,019	899,739
Inogen, Inc.*	5,587	115,148
Insulet Corp.*	57,801	2,129,967
Integra LifeSciences Holdings Corp.*	26,023	1,291,782
Invacare Corp.	33,761	398,717
K2M Group Holdings, Inc.*	9,242	133,362
LDR Holding Corp.*	17,433	542,689
Masimo Corp.*	50,592	1,076,598
Meridian Bioscience, Inc.	42,947	759,732
Merit Medical Systems, Inc.*	45,292	538,069
Natus Medical, Inc.*	33,642	992,775
Neogen Corp.*	38,240	1,510,480
NuVasive, Inc.*	48,607	1,694,926
NxStage Medical, Inc.*	64,241	843,484
Ocular Therapeutix, Inc.*	5,551	83,099
OraSure Technologies, Inc.*	58,241	420,500
Orthofix International N.V.*	19,328	598,395
Oxford Immunotec Global plc*	13,373	204,206
PhotoMedex, Inc.*	13,751	85,256
Quidel Corp.*	29,977	805,482
Rockwell Medical, Inc.*	42,877	391,896
Roka Bioscience, Inc.*	3,791	38,100
RTI Surgical, Inc.*	57,823	276,394
Spectranetics Corp.*	43,228	1,148,568
STAAR Surgical Co.*	40,218	427,517
STERIS Corp.	61,658	3,327,066
SurModics, Inc.*	14,654	266,117
Symmetry Medical, Inc.*	39,644	400,008
Tandem Diabetes Care, Inc.*	8,865	118,968
Thoratec Corp.*	59,331	1,585,918
Tornier N.V.*	36,876	881,336
TransEnterix, Inc.*	28,144	122,708
TriVascular Technologies, Inc.*	7,810	113,089
Unilife Corp.*	114,664	263,154
Utah Medical Products, Inc.	3,828	186,653
Vascular Solutions, Inc.*	17,806	439,808
Veracyte, Inc.*	7,321	71,380
Volcano Corp.*	54,279	577,529
West Pharmaceutical Services, Inc.	73,761	3,301,542
Wright Medical Group, Inc.*	51,851	1,571,085
Zeltiq Aesthetics, Inc.*	30,438	688,812

		52,857,963

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.*	44,812	2,173,382
Addus HomeCare Corp.*	6,907	135,377
Adeptus Health, Inc., Class A*	5,847	145,590
Air Methods Corp.*	41,021	2,278,717
Alliance HealthCare Services, Inc.*	5,594	126,480
Almost Family, Inc.*	9,078	246,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Amedisys, Inc.*	28,922	$583,357
AMN Healthcare Services, Inc.*	49,166	771,906
Amsurg Corp.*	44,492	2,226,825
Bio-Reference Laboratories, Inc.*	25,812	724,285
BioScrip, Inc.*	72,615	501,770
BioTelemetry, Inc.*	27,795	186,504
Capital Senior Living Corp.*	30,944	656,941
Chemed Corp.	18,506	1,904,267
CorVel Corp.*	11,687	397,942
Cross Country Healthcare, Inc.*	32,304	300,104
Ensign Group, Inc.	20,842	725,302
ExamWorks Group, Inc.*	36,374	1,191,248
Five Star Quality Care, Inc.*	46,796	176,421
Gentiva Health Services, Inc.*	33,143	556,140
Hanger, Inc.*	36,969	758,604
HealthEquity, Inc.*	10,832	198,334
HealthSouth Corp.	92,365	3,408,269
Healthways, Inc.*	33,425	535,469
IPC The Hospitalist Co., Inc.*	18,015	806,892
Kindred Healthcare, Inc.	67,404	1,307,638
Landauer, Inc.	10,041	331,453
LHC Group, Inc.*	13,393	310,718
Magellan Health, Inc.*	29,026	1,588,593
Molina Healthcare, Inc.*	31,781	1,344,336
MWI Veterinary Supply, Inc.*	13,446	1,995,386
National Healthcare Corp.	10,746	596,510
National Research Corp., Class A*	10,213	132,871
National Research Corp., Class B*	546	20,257
Owens & Minor, Inc.	65,623	2,148,497
PharMerica Corp.*	31,347	765,807
Providence Service Corp.*	12,018	581,431
RadNet, Inc.*	34,624	229,211
Select Medical Holdings Corp.	82,193	988,782
Skilled Healthcare Group, Inc., Class A*	24,975	164,835
Surgical Care Affiliates, Inc.*	13,451	359,545
Team Health Holdings, Inc.*	73,591	4,267,542
Triple-S Management Corp., Class B*	26,619	529,718
Trupanion, Inc.*	8,412	71,502
U.S. Physical Therapy, Inc.	13,068	462,477
Universal American Corp.*	42,453	341,322
WellCare Health Plans, Inc.*	42,318	2,553,468

		42,808,674

Health Care Technology (0.4%)
Castlight Health, Inc., Class B*	13,963	180,681
Computer Programs & Systems, Inc.	11,537	663,262
HealthStream, Inc.*	22,377	537,272
HMS Holdings Corp.*	91,914	1,732,579
Imprivata, Inc.*	5,665	87,921
MedAssets, Inc.*	64,216	1,330,555
Medidata Solutions, Inc.*	56,485	2,501,721
Merge Healthcare, Inc.*	72,744	160,037
Omnicell, Inc.*	37,931	1,036,654
Quality Systems, Inc.	52,207	718,890
Vocera Communications, Inc.*	24,410	196,989

		9,146,561

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	23,612	507,186
Affymetrix, Inc.*	76,197	608,052
Albany Molecular Research, Inc.*	24,807	547,490
Cambrex Corp.*	32,252	602,467
Enzo Biochem, Inc.*	35,408	182,351
Fluidigm Corp.*	29,478	722,211
Furiex Pharmaceuticals, Inc.(b)*†	7,248	70,813
Luminex Corp.*	39,415	768,593
NanoString Technologies, Inc.*	10,517	115,056
Pacific Biosciences of California, Inc.*	60,185	295,508
PAREXEL International Corp.*	59,519	3,755,054
Sequenom, Inc.*	122,602	364,128

		8,538,909

Pharmaceuticals (1.3%)
AcelRx Pharmaceuticals, Inc.*	26,485	145,403
Achaogen, Inc.*	7,656	68,598
Aerie Pharmaceuticals, Inc.*	11,046	228,542
Akorn, Inc.*	65,020	2,358,275
Alimera Sciences, Inc.*	26,264	142,351
Amphastar Pharmaceuticals, Inc.*	8,870	103,335
Ampio Pharmaceuticals, Inc.*	44,270	156,273
ANI Pharmaceuticals, Inc.*	7,218	204,125
Aratana Therapeutics, Inc.*	29,280	293,971
Auxilium Pharmaceuticals, Inc.*	52,524	1,567,841
AVANIR Pharmaceuticals, Inc.*	178,359	2,126,039
BioDelivery Sciences International, Inc.*	43,408	741,843
Bio-Path Holdings, Inc.*	75,545	151,845
Catalent, Inc.*	50,884	1,273,627
Cempra, Inc.*	23,935	262,328
Corcept Therapeutics, Inc.*	56,285	150,844
Depomed, Inc.*	60,344	916,625
Egalet Corp.*	4,002	22,811
Endocyte, Inc.*	39,502	240,172
Horizon Pharma plc*	67,386	827,500
Impax Laboratories, Inc.*	73,138	1,734,102
Intersect ENT, Inc.*	5,747	89,079
Intra-Cellular Therapies, Inc.*	17,650	241,982
Lannett Co., Inc.*	26,880	1,227,878
Medicines Co.*	67,919	1,515,952
Nektar Therapeutics*	132,331	1,597,235
Omeros Corp.*	35,340	449,525
Omthera Pharmaceuticals, Inc.(b)*†	4,193	2,516
Pacira Pharmaceuticals, Inc.*	37,189	3,604,358
Pain Therapeutics, Inc.*	38,734	151,450
Pernix Therapeutics Holdings, Inc.*	34,848	267,633
Phibro Animal Health Corp., Class A	15,569	348,901
POZEN, Inc.*	29,185	214,218
Prestige Brands Holdings, Inc.*	54,209	1,754,745
Relypsa, Inc.*	17,745	374,242
Repros Therapeutics, Inc.*	24,435	241,907
Revance Therapeutics, Inc.*	9,093	175,768
Sagent Pharmaceuticals, Inc.*	23,202	721,582
SciClone Pharmaceuticals, Inc.*	53,325	367,409
Sucampo Pharmaceuticals, Inc., Class A*	18,767	121,986
Supernus Pharmaceuticals, Inc.*	30,715	266,913
Tetraphase Pharmaceuticals, Inc.*	23,097	460,785
TherapeuticsMD, Inc.*	112,787	523,332
Theravance Biopharma, Inc.*	24,700	569,335
Theravance, Inc.	85,897	1,467,980
VIVUS, Inc.*	95,628	369,124
XenoPort, Inc.*	60,403	324,968
Zogenix, Inc.*	132,171	151,997
ZS Pharma, Inc.*	6,954	272,805

		31,592,055

Total Health Care		228,142,473

Industrials (10.0%)
Aerospace & Defense (1.3%)
AAR Corp.	41,267	996,598
Aerovironment, Inc.*	20,068	603,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
American Science & Engineering, Inc.	8,195	$453,839
Astronics Corp.*	16,602	791,583
Astronics Corp., Class B*	3,113	147,868
Cubic Corp.	21,438	1,003,298
Curtiss-Wright Corp.	50,292	3,315,249
DigitalGlobe, Inc.*	78,888	2,248,308
Ducommun, Inc.*	11,521	315,791
Engility Holdings, Inc.*	18,424	574,276
Esterline Technologies Corp.*	33,261	3,700,951
GenCorp, Inc.*	63,221	1,009,639
HEICO Corp.	69,500	3,245,650
KEYW Holding Corp.*	34,473	381,616
Kratos Defense & Security Solutions, Inc.*	47,108	309,029
LMI Aerospace, Inc.*	11,120	142,336
Moog, Inc., Class A*	46,447	3,176,975
National Presto Industries, Inc.	4,761	289,040
Orbital Sciences Corp.*	63,231	1,757,822
SIFCO Industries, Inc.	2,572	77,417
Sparton Corp.*	10,560	260,304
Taser International, Inc.*	56,224	868,099
Teledyne Technologies, Inc.*	39,318	3,696,285

		29,365,418

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	54,714	398,318
Atlas Air Worldwide Holdings, Inc.*	26,446	873,247
Echo Global Logistics, Inc.*	25,040	589,692
Forward Air Corp.	32,488	1,456,437
Hub Group, Inc., Class A*	38,422	1,557,244
Park-Ohio Holdings Corp.	9,191	439,881
UTi Worldwide, Inc.*	94,837	1,008,117
XPO Logistics, Inc.*	54,900	2,068,083

		8,391,019

Airlines (0.3%)
Allegiant Travel Co.	14,328	1,771,801
Hawaiian Holdings, Inc.*	47,496	638,821
JetBlue Airways Corp.*	259,706	2,758,078
Republic Airways Holdings, Inc.*	52,774	586,319
SkyWest, Inc.	53,957	419,785

		6,174,804

Building Products (0.6%)
AAON, Inc.	44,185	751,587
Advanced Drainage Systems, Inc.*	15,565	326,087
American Woodmark Corp.*	12,834	473,061
Apogee Enterprises, Inc.	30,312	1,206,418
Builders FirstSource, Inc.*	48,226	262,832
Continental Building Products, Inc.*	13,087	191,070
Gibraltar Industries, Inc.*	32,266	441,722
Griffon Corp.	41,879	477,002
Insteel Industries, Inc.	19,070	392,079
Masonite International Corp.*	30,838	1,707,808
NCI Building Systems, Inc.*	29,066	563,880
Norcraft Cos., Inc.*	8,246	131,524
Nortek, Inc.*	9,564	712,518
Patrick Industries, Inc.*	8,619	365,101
PGT, Inc.*	49,902	465,087
Ply Gem Holdings, Inc.*	22,976	249,060
Quanex Building Products Corp.	39,793	719,855
Simpson Manufacturing Co., Inc.	43,007	1,253,654
Trex Co., Inc.*	35,204	1,217,002
Universal Forest Products, Inc.	21,182	904,683

		12,812,030

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	58,048	1,491,253
ACCO Brands Corp.*	118,880	820,272
ARC Document Solutions, Inc.*	43,061	348,794
Brady Corp., Class A	49,697	1,115,201
Brink’s Co.	50,660	1,217,866
Casella Waste Systems, Inc., Class A*	42,799	164,776
CECO Environmental Corp.	21,695	290,713
Cenveo, Inc.*	60,338	149,035
Civeo Corp.	98,093	1,138,860
Deluxe Corp.	52,337	2,886,909
Ennis, Inc.	27,232	358,645
G&K Services, Inc., Class A	20,454	1,132,742
Healthcare Services Group, Inc.	73,000	2,088,530
Heritage-Crystal Clean, Inc.*	9,835	146,148
Herman Miller, Inc.	61,609	1,839,029
HNI Corp.	46,940	1,689,371
InnerWorkings, Inc.*	37,053	299,759
Interface, Inc.	69,804	1,126,637
Kimball International, Inc., Class B	35,514	534,486
Knoll, Inc.	50,603	875,938
McGrath RentCorp	27,006	923,605
Mobile Mini, Inc.	48,660	1,701,640
MSA Safety, Inc.	30,695	1,516,333
Multi-Color Corp.	13,063	594,105
NL Industries, Inc.	7,207	53,043
Performant Financial Corp.*	31,841	257,275
Quad/Graphics, Inc.	29,035	558,924
Quest Resource Holding Corp.*	13,114	22,556
SP Plus Corp.*	16,553	313,845
Steelcase, Inc., Class A	86,075	1,393,554
Team, Inc.*	21,598	818,780
Tetra Tech, Inc.	68,121	1,701,663
U.S. Ecology, Inc.	22,380	1,046,489
UniFirst Corp.	15,463	1,493,571
United Stationers, Inc.	41,147	1,545,893
Viad Corp.	20,966	432,948
West Corp.	39,889	1,175,130

		35,264,318

Construction & Engineering (0.6%)
Aegion Corp.*	39,779	885,083
Ameresco, Inc., Class A*	21,220	145,357
Argan, Inc.	13,283	443,386
Comfort Systems USA, Inc.	39,841	539,846
Dycom Industries, Inc.*	35,654	1,094,934
EMCOR Group, Inc.	70,466	2,815,821
Furmanite Corp.*	39,968	270,184
Granite Construction, Inc.	40,827	1,298,707
Great Lakes Dredge & Dock Corp.*	63,481	392,313
Layne Christensen Co.*	19,854	192,782
MasTec, Inc.*	68,678	2,102,920
MYR Group, Inc.*	22,733	547,411
Northwest Pipe Co.*	9,978	340,250
Orion Marine Group, Inc.*	29,261	292,025
Pike Corp.*	29,590	351,825
Primoris Services Corp.	39,671	1,064,770
Sterling Construction Co., Inc.*	20,388	156,376
Tutor Perini Corp.*	38,933	1,027,831

		13,961,821

Electrical Equipment (0.7%)
AZZ, Inc.	26,712	1,115,760
Capstone Turbine Corp.(b)*	346,810	371,087
Encore Wire Corp.	21,724	805,743
EnerSys, Inc.	49,104	2,879,459
Enphase Energy, Inc.*	19,118	286,579
Franklin Electric Co., Inc.	49,659	1,725,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
FuelCell Energy, Inc.*	242,668	$507,176
Generac Holdings, Inc.*	72,118	2,923,664
General Cable Corp.	50,611	763,214
Global Power Equipment Group, Inc.	18,132	270,167
GrafTech International Ltd.*	123,668	566,399
LSI Industries, Inc.	21,275	129,139
Plug Power, Inc.*	175,579	805,908
Polypore International, Inc.*	47,159	1,834,957
Powell Industries, Inc.	9,782	399,692
Power Solutions International, Inc.*	4,720	325,680
PowerSecure International, Inc.*	24,007	229,987
Preformed Line Products Co.	2,716	143,296
Revolution Lighting Technologies, Inc.*	32,283	54,235
TCP International Holdings Ltd.*	6,750	51,435
Thermon Group Holdings, Inc.*	33,487	817,753
Vicor Corp.*	17,543	164,904

		17,171,388

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	38,101	929,664

Machinery (2.3%)
Accuride Corp.*	40,323	152,824
Actuant Corp., Class A	74,491	2,273,465
Alamo Group, Inc.	7,550	309,550
Albany International Corp., Class A	29,009	987,466
Altra Industrial Motion Corp.	28,354	826,803
American Railcar Industries, Inc.	9,781	723,012
ARC Group Worldwide, Inc.*	3,006	46,954
Astec Industries, Inc.	19,755	720,465
Barnes Group, Inc.	56,619	1,718,387
Blount International, Inc.*	52,080	787,970
Briggs & Stratton Corp.	49,229	887,107
Chart Industries, Inc.*	31,879	1,948,763
CIRCOR International, Inc.	18,448	1,242,104
CLARCOR, Inc.	52,684	3,323,307
Columbus McKinnon Corp.	20,963	460,976
Commercial Vehicle Group, Inc.*	27,902	172,434
Douglas Dynamics, Inc.	22,722	443,079
Dynamic Materials Corp.	14,608	278,282
Energy Recovery, Inc.*	40,383	142,956
EnPro Industries, Inc.*	23,815	1,441,522
ESCO Technologies, Inc.	27,581	959,267
ExOne Co.*	10,685	223,210
Federal Signal Corp.	66,044	874,423
FreightCar America, Inc.	12,417	413,486
Global Brass & Copper Holdings, Inc.	22,916	336,178
Gorman-Rupp Co.	19,644	590,106
Graham Corp.	10,722	308,257
Greenbrier Cos., Inc.	28,895	2,120,315
Harsco Corp.	84,088	1,800,324
Hillenbrand, Inc.	65,567	2,025,365
Hurco Cos., Inc.	6,638	249,987
Hyster-Yale Materials Handling, Inc.	10,704	766,620
John Bean Technologies Corp.	30,544	859,203
Kadant, Inc.	11,749	458,798
L.B. Foster Co., Class A	10,897	500,608
Lindsay Corp.	13,531	1,011,442
Lydall, Inc.*	17,789	480,481
Manitex International, Inc.*	15,072	170,163
Meritor, Inc.*	102,284	1,109,781
Miller Industries, Inc.	11,490	194,181
Mueller Industries, Inc.	59,119	1,687,256
Mueller Water Products, Inc., Class A	165,831	1,373,081
NN, Inc.	18,542	495,442
Omega Flex, Inc.	2,573	50,071
Proto Labs, Inc.*	23,720	1,636,680
RBC Bearings, Inc.	24,115	1,367,321
Rexnord Corp.*	78,564	2,235,146
Standex International Corp.	13,408	994,069
Sun Hydraulics Corp.	23,226	873,065
Tennant Co.	19,184	1,287,055
Titan International, Inc.	46,854	553,814
TriMas Corp.*	47,198	1,148,327
Twin Disc, Inc.	8,752	235,954
Wabash National Corp.*	72,414	964,554
Watts Water Technologies, Inc., Class A	29,736	1,732,122
Woodward, Inc.	69,143	3,292,590
Xerium Technologies, Inc.*	11,282	164,830

		54,430,998

Marine (0.1%)
Baltic Trading Ltd.	52,025	215,383
International Shipholding Corp.	5,986	107,090
Knightsbridge Tankers Ltd.	34,951	309,316
Matson, Inc.	44,859	1,122,821
Navios Maritime Holdings, Inc.	82,826	496,956
Safe Bulkers, Inc.	40,844	272,021
Scorpio Bulkers, Inc.*	141,513	823,606
Ultrapetrol Bahamas Ltd.*	21,191	66,116

		3,413,309

Professional Services (1.0%)
Acacia Research Corp.	53,020	820,750
Advisory Board Co.*	38,524	1,794,833
Barrett Business Services, Inc.	7,588	299,650
CBIZ, Inc.*	44,961	353,843
CDI Corp.	14,427	209,480
Corporate Executive Board Co.	35,538	2,134,768
Corporate Resource Services, Inc.*	15,059	22,589
CRA International, Inc.*	11,077	281,688
Exponent, Inc.	13,966	989,910
Franklin Covey Co.*	11,565	226,558
FTI Consulting, Inc.*	42,949	1,501,497
GP Strategies Corp.*	15,804	453,891
Heidrick & Struggles International, Inc.	18,936	388,945
Hill International, Inc.*	32,425	129,700
Huron Consulting Group, Inc.*	24,747	1,508,825
ICF International, Inc.*	21,104	649,792
Insperity, Inc.	23,867	652,524
Kelly Services, Inc., Class A	28,948	453,615
Kforce, Inc.	28,607	559,839
Korn/Ferry International*	51,947	1,293,480
Mistras Group, Inc.*	17,423	355,429
Navigant Consulting, Inc.*	52,405	728,954
On Assignment, Inc.*	56,754	1,523,845
Paylocity Holding Corp.*	8,893	174,747
Pendrell Corp.*	166,414	222,995
Resources Connection, Inc.	41,092	572,823
RPX Corp.*	56,747	779,136
TriNet Group, Inc.*	16,768	431,776
TrueBlue, Inc.*	43,216	1,091,636
VSE Corp.	4,508	220,982
WageWorks, Inc.*	36,681	1,670,086

		22,498,586

Road & Rail (0.5%)
ArcBest Corp.	27,083	1,010,196
Celadon Group, Inc.	22,319	434,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Heartland Express, Inc.	56,585	$1,355,777
Knight Transportation, Inc.	62,419	1,709,656
Marten Transport Ltd.	25,056	446,247
P.A.M. Transportation Services, Inc.*	3,206	116,217
Patriot Transportation Holding, Inc.*	6,902	234,116
Quality Distribution, Inc.*	28,727	367,131
Roadrunner Transportation Systems, Inc.*	29,544	673,308
Saia, Inc.*	25,728	1,275,080
Swift Transportation Co.*	89,542	1,878,591
Universal Truckload Services, Inc.	6,844	165,967
USA Truck, Inc.*	6,046	105,986
Werner Enterprises, Inc.	46,737	1,177,772
YRC Worldwide, Inc.*	32,965	669,849

		11,619,998

Trading Companies & Distributors (0.7%)
Aceto Corp.	30,143	582,363
Aircastle Ltd.	67,243	1,100,095
Applied Industrial Technologies, Inc.	43,651	1,992,668
Beacon Roofing Supply, Inc.*	51,748	1,318,539
CAI International, Inc.*	17,792	344,275
DXP Enterprises, Inc.*	13,498	994,533
Erickson, Inc.*	6,364	82,668
General Finance Corp.*	10,119	89,756
H&E Equipment Services, Inc.	32,361	1,303,501
Houston Wire & Cable Co.	18,171	217,689
Kaman Corp.	28,437	1,117,574
Rush Enterprises, Inc., Class A*	35,692	1,193,897
Stock Building Supply Holdings, Inc.*	15,446	242,657
TAL International Group, Inc.*	35,590	1,468,087
Textainer Group Holdings Ltd.	22,338	695,159
Titan Machinery, Inc.*	18,740	243,433
Watsco, Inc.	27,041	2,330,393

		15,317,287

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	54,660	951,084

Total Industrials		232,301,724

Information Technology (13.0%)
Communications Equipment (1.2%)
ADTRAN, Inc.	58,730	1,205,727
Alliance Fiber Optic Products, Inc.	13,572	168,700
Applied Optoelectronics, Inc.*	15,552	250,387
Aruba Networks, Inc.*	111,448	2,405,048
Bel Fuse, Inc., Class B	10,660	263,728
Black Box Corp.	16,106	375,592
CalAmp Corp.*	37,889	667,604
Calix, Inc.*	43,784	419,013
Ciena Corp.*	110,207	1,842,661
Clearfield, Inc.*	12,023	153,053
Comtech Telecommunications Corp.	15,711	583,664
Digi International, Inc.*	26,055	195,412
Emulex Corp.*	74,177	366,434
Extreme Networks, Inc.*	101,411	485,759
Finisar Corp.*	101,160	1,682,291
Harmonic, Inc.*	99,832	632,935
Infinera Corp.*	127,652	1,362,047
InterDigital, Inc.	42,172	1,679,289
Ixia*	60,791	555,630
KVH Industries, Inc.*	16,766	189,791
NETGEAR, Inc.*	37,958	1,186,187
Numerex Corp., Class A*	15,493	162,367
Oclaro, Inc.*	98,067	140,236
Oplink Communications, Inc.	17,681	297,394
ParkerVision, Inc.*	104,242	118,836
Plantronics, Inc.	44,407	2,121,766
Polycom, Inc.*	144,127	1,770,600
Procera Networks, Inc.*	22,472	215,282
Ruckus Wireless, Inc.*	67,819	906,062
ShoreTel, Inc.*	65,664	436,666
Sonus Networks, Inc.*	257,530	880,753
Tessco Technologies, Inc.	5,957	172,693
Ubiquiti Networks, Inc.*	31,007	1,163,693
ViaSat, Inc.*	43,176	2,379,861

		27,437,161

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	14,636	171,680
Anixter International, Inc.	28,272	2,398,596
Badger Meter, Inc.	15,133	763,460
Belden, Inc.	45,597	2,919,120
Benchmark Electronics, Inc.*	56,181	1,247,780
Checkpoint Systems, Inc.*	43,737	534,903
Cognex Corp.*	90,563	3,646,972
Coherent, Inc.*	25,963	1,593,349
Control4 Corp.*	12,440	160,849
CTS Corp.	35,263	560,329
CUI Global, Inc.*	21,490	155,588
Daktronics, Inc.	40,004	491,649
DTS, Inc.*	18,043	455,586
Electro Rent Corp.	16,765	230,854
Electro Scientific Industries, Inc.	24,865	168,833
Fabrinet*	37,091	541,529
FARO Technologies, Inc.*	17,885	907,664
FEI Co.	44,079	3,324,438
Gerber Scientific, Inc. (Escrow Shares)(b)*†	14,176	—
GSI Group, Inc.*	31,481	361,717
II-VI, Inc.*	55,420	652,293
Insight Enterprises, Inc.*	42,420	959,965
InvenSense, Inc.*	74,435	1,468,603
Itron, Inc.*	40,888	1,607,307
Kemet Corp.*	46,450	191,374
Littelfuse, Inc.	23,415	1,994,490
Maxwell Technologies, Inc.*	31,719	276,590
Measurement Specialties, Inc.*	16,646	1,425,064
Mercury Systems, Inc.*	34,678	381,805
Mesa Laboratories, Inc.	2,894	167,215
Methode Electronics, Inc.	39,552	1,458,282
MTS Systems Corp.	15,663	1,069,156
Multi-Fineline Electronix, Inc.*	8,829	82,551
Newport Corp.*	41,895	742,379
OSI Systems, Inc.*	20,819	1,321,590
Park Electrochemical Corp.	21,781	512,943
PC Connection, Inc.	10,002	214,743
Plexus Corp.*	35,318	1,304,294
RealD, Inc.*	42,716	400,249
Rofin-Sinar Technologies, Inc.*	29,042	669,709
Rogers Corp.*	18,934	1,036,826
Sanmina Corp.*	85,720	1,788,119
ScanSource, Inc.*	29,459	1,018,987
Speed Commerce, Inc.*	48,436	133,199
SYNNEX Corp.*	29,703	1,919,705
TTM Technologies, Inc.*	57,420	391,030
Universal Display Corp.*	42,330	1,381,651
Viasystems Group, Inc.*	5,241	82,284
Vishay Precision Group, Inc.*	13,463	201,137

		45,488,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.9%)
Aerohive Networks, Inc.*	10,257	$82,261
Amber Road, Inc.*	9,328	161,748
Angie’s List, Inc.*	46,456	295,925
Bankrate, Inc.*	69,687	791,644
Bazaarvoice, Inc.*	52,814	390,295
Benefitfocus, Inc.*	4,959	133,595
Blucora, Inc.*	44,580	679,399
Borderfree, Inc.*	6,491	83,734
Brightcove, Inc.*	34,292	191,349
Carbonite, Inc.*	18,427	188,692
Care.com, Inc.*	7,024	57,246
ChannelAdvisor Corp.*	21,979	360,456
comScore, Inc.*	35,915	1,307,665
Constant Contact, Inc.*	32,638	885,795
Conversant, Inc.*	69,800	2,390,650
Cornerstone OnDemand, Inc.*	55,415	1,906,830
Cvent, Inc.*	19,067	483,730
Dealertrack Technologies, Inc.*	55,917	2,427,357
Demand Media, Inc.*	9,684	85,703
Demandware, Inc.*	31,339	1,595,782
Dice Holdings, Inc.*	41,324	346,295
Digital River, Inc.*	34,401	499,503
E2open, Inc.*	25,011	232,852
EarthLink Holdings Corp.	104,732	358,183
Endurance International Group Holdings, Inc.*	31,560	513,481
Envestnet, Inc.*	35,491	1,597,095
Everyday Health, Inc.*	8,177	114,233
Five9, Inc.*	13,171	86,138
Global Eagle Entertainment, Inc.*	39,842	447,027
Gogo, Inc.*	58,101	979,583
GrubHub, Inc.*	9,175	314,152
GTT Communications, Inc.*	14,762	175,815
Internap Network Services Corp.*	57,595	397,406
Intralinks Holdings, Inc.*	41,262	334,222
j2 Global, Inc.	49,355	2,436,163
Limelight Networks, Inc.*	60,024	140,156
Liquidity Services, Inc.*	26,085	358,669
LivePerson, Inc.*	56,511	711,473
LogMeIn, Inc.*	25,322	1,166,585
Marchex, Inc., Class B	34,808	144,453
Marin Software, Inc.*	27,822	239,269
Marketo, Inc.*	26,602	859,245
Millennial Media, Inc.*	80,695	150,093
Monster Worldwide, Inc.*	96,099	528,545
Move, Inc.*	41,631	872,586
NIC, Inc.	67,622	1,164,451
OPOWER, Inc.*	8,157	153,841
Perficient, Inc.*	36,093	541,034
Q2 Holdings, Inc.*	10,411	145,754
QuinStreet, Inc.*	36,831	152,849
RealNetworks, Inc.*	22,833	158,689
Reis, Inc.	9,005	212,428
Rightside Group Ltd.*	9,530	92,918
Rocket Fuel, Inc.*	19,555	308,969
SciQuest, Inc.*	29,023	436,506
Shutterstock, Inc.*	15,889	1,134,157
SPS Commerce, Inc.*	17,187	913,489
Stamps.com, Inc.*	14,947	474,717
TechTarget, Inc.*	16,310	140,103
Textura Corp.*	19,673	519,367
Travelzoo, Inc.*	7,813	121,102
Tremor Video, Inc.*	38,789	90,766
TrueCar, Inc.*	8,331	149,541
Trulia, Inc.*	38,556	1,885,388
Unwired Planet, Inc.*	100,093	186,173
Vistaprint N.V.*	34,824	1,908,007
Web.com Group, Inc.*	53,947	1,076,782
WebMD Health Corp.*	40,700	1,701,667
Wix.com Ltd.*	14,543	236,324
XO Group, Inc.*	28,281	317,030
Xoom Corp.*	32,597	715,504
YuMe, Inc.*	19,571	97,855
Zix Corp.*	62,825	214,862

		43,753,351

IT Services (1.7%)
Acxiom Corp.*	80,530	1,332,771
Blackhawk Network Holdings, Inc.*	54,992	1,781,741
CACI International, Inc., Class A*	24,938	1,777,331
Cardtronics, Inc.*	46,674	1,642,925
Cass Information Systems, Inc.	12,292	508,889
Ciber, Inc.*	82,548	283,140
Computer Task Group, Inc.	16,644	184,748
Convergys Corp.	106,613	1,899,844
CSG Systems International, Inc.	35,936	944,398
Datalink Corp.*	21,113	224,431
EPAM Systems, Inc.*	37,214	1,629,601
Euronet Worldwide, Inc.*	53,388	2,551,413
EVERTEC, Inc.	68,708	1,534,937
ExlService Holdings, Inc.*	34,866	851,079
Forrester Research, Inc.	11,704	431,409
Global Cash Access Holdings, Inc.*	69,216	467,208
Hackett Group, Inc.	27,699	165,086
Heartland Payment Systems, Inc.	37,747	1,801,287
Higher One Holdings, Inc.*	39,451	97,444
iGATE Corp.*	38,609	1,417,722
Information Services Group, Inc.*	34,031	129,318
Lionbridge Technologies, Inc.*	69,193	311,369
Luxoft Holding, Inc.*	8,398	312,406
ManTech International Corp., Class A	24,970	672,942
MAXIMUS, Inc.	71,117	2,853,925
ModusLink Global Solutions, Inc.*	35,887	128,117
MoneyGram International, Inc.*	30,913	387,649
NeuStar, Inc., Class A*	22,545	559,792
PRGX Global, Inc.*	30,178	176,843
Sapient Corp.*	119,631	1,674,834
Science Applications International Corp.	44,059	1,948,730
ServiceSource International, Inc.*	73,888	238,658
Sykes Enterprises, Inc.*	41,590	830,968
Syntel, Inc.*	16,397	1,441,952
TeleTech Holdings, Inc.*	18,617	457,606
Unisys Corp.*	53,889	1,261,541
Virtusa Corp.*	27,313	971,250
WEX, Inc.*	40,644	4,483,846

		40,369,150

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	42,806	804,325
Alpha & Omega Semiconductor Ltd.*	22,392	210,485
Ambarella, Inc.*	30,072	1,313,244
Amkor Technology, Inc.*	89,395	751,812
Applied Micro Circuits Corp.*	82,189	575,323
Audience, Inc.*	15,121	111,895
Axcelis Technologies, Inc.*	117,803	234,428
Brooks Automation, Inc.	69,403	729,426
Cabot Microelectronics Corp.*	25,174	1,043,462
Cascade Microtech, Inc.*	13,462	136,370
Cavium, Inc.*	55,215	2,745,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CEVA, Inc.*	22,310	$299,846
Cirrus Logic, Inc.*	65,045	1,356,188
Cohu, Inc.	26,191	313,506
Cypress Semiconductor Corp.*	164,284	1,622,305
Diodes, Inc.*	37,984	908,577
DSP Group, Inc.*	23,022	204,205
Entegris, Inc.*	145,101	1,668,662
Entropic Communications, Inc.*	90,549	240,860
Exar Corp.*	41,481	371,255
Fairchild Semiconductor International, Inc.*	130,495	2,026,587
FormFactor, Inc.*	58,045	416,183
GT Advanced Technologies, Inc.*	142,646	1,544,856
Inphi Corp.*	33,067	475,504
Integrated Device Technology, Inc.*	139,416	2,223,685
Integrated Silicon Solution, Inc.	31,661	435,022
International Rectifier Corp.*	74,447	2,921,300
Intersil Corp., Class A	133,688	1,899,707
IXYS Corp.	25,581	268,601
Kopin Corp.*	67,819	230,585
Lattice Semiconductor Corp.*	123,433	925,748
MA-COM Technology Solutions Holdings, Inc.*	12,699	277,346
MaxLinear, Inc., Class A*	29,539	203,228
Micrel, Inc.	46,658	561,296
Microsemi Corp.*	99,154	2,519,503
MKS Instruments, Inc.	55,541	1,853,959
Monolithic Power Systems, Inc.	40,230	1,772,132
Nanometrics, Inc.*	24,985	377,274
NVE Corp.*	5,102	329,283
OmniVision Technologies, Inc.*	58,605	1,550,688
PDF Solutions, Inc.*	32,133	405,197
Peregrine Semiconductor Corp.*	29,384	363,480
Pericom Semiconductor Corp.*	22,905	223,095
Photronics, Inc.*	64,540	519,547
PMC-Sierra, Inc.*	180,874	1,349,320
Power Integrations, Inc.	31,718	1,709,917
QuickLogic Corp.*	57,454	171,787
Rambus, Inc.*	118,594	1,480,053
RF Micro Devices, Inc.*	298,997	3,450,425
Rubicon Technology, Inc.*	27,901	118,579
Rudolph Technologies, Inc.*	35,047	317,175
Semtech Corp.*	70,147	1,904,491
Silicon Image, Inc.*	82,654	416,576
Silicon Laboratories, Inc.*	45,390	1,844,650
Spansion, Inc., Class A*	63,197	1,440,260
Synaptics, Inc.*	37,633	2,754,736
Tessera Technologies, Inc.	55,511	1,475,482
TriQuint Semiconductor, Inc.*	178,824	3,410,174
Ultra Clean Holdings, Inc.*	30,976	277,235
Ultratech, Inc.*	29,573	672,786
Veeco Instruments, Inc.*	41,822	1,461,679
Vitesse Semiconductor Corp.*	56,614	203,810
Xcerra Corp.*	54,438	532,948

		64,957,905

Software (3.1%)
A10 Networks, Inc.*	13,558	123,513
ACI Worldwide, Inc.*	118,821	2,229,082
Actuate Corp.*	50,170	195,663
Advent Software, Inc.	53,775	1,697,139
American Software, Inc., Class A	24,712	217,960
Aspen Technology, Inc.*	96,123	3,625,760
AVG Technologies N.V.*	37,075	614,703
Barracuda Networks, Inc.*	8,407	215,640
Blackbaud, Inc.	48,196	1,893,621
Bottomline Technologies de, Inc.*	41,038	1,132,238
BroadSoft, Inc.*	30,181	635,008
Callidus Software, Inc.*	48,062	577,705
Cinedigm Corp., Class A*	80,232	124,360
CommVault Systems, Inc.*	49,326	2,486,030
Compuware Corp.	228,488	2,424,258
Comverse, Inc.*	23,414	522,835
Covisint Corp.*	7,288	30,245
Cyan, Inc.*	28,716	89,594
Digimarc Corp.	6,559	135,837
Ebix, Inc.	32,375	459,077
Ellie Mae, Inc.*	29,606	965,156
EnerNOC, Inc.*	28,539	484,021
Epiq Systems, Inc.	32,357	568,189
ePlus, Inc.*	5,453	305,641
Fair Isaac Corp.	33,886	1,867,119
FleetMatics Group plc*	38,975	1,188,737
Gigamon, Inc.*	25,836	270,503
Globant S.A.*	6,267	88,177
Glu Mobile, Inc.*	94,911	490,690
Guidance Software, Inc.*	17,763	119,545
Guidewire Software, Inc.*	70,993	3,147,830
Imperva, Inc.*	23,444	673,546
Infoblox, Inc.*	56,578	834,526
Interactive Intelligence Group, Inc.*	17,446	729,243
Jive Software, Inc.*	45,204	263,539
Kofax Ltd.*	77,779	602,009
Manhattan Associates, Inc.*	79,061	2,642,219
Mavenir Systems, Inc.*	12,118	152,202
Mentor Graphics Corp.	101,019	2,070,384
MicroStrategy, Inc., Class A*	9,453	1,236,831
MobileIron, Inc.*	12,188	135,774
Model N, Inc.*	20,499	202,120
Monotype Imaging Holdings, Inc.	41,067	1,163,017
NetScout Systems, Inc.*	37,949	1,738,064
Park City Group, Inc.*	10,144	100,020
Paycom Software, Inc.*	6,931	114,777
Pegasystems, Inc.	36,726	701,834
Progress Software Corp.*	53,607	1,281,743
Proofpoint, Inc.*	38,553	1,431,858
PROS Holdings, Inc.*	24,801	624,985
QAD, Inc., Class A	5,961	110,994
QAD, Inc., Class B	249	3,914
Qlik Technologies, Inc.*	93,656	2,532,458
Qualys, Inc.*	20,983	558,148
Rally Software Development Corp.*	26,508	318,361
RealPage, Inc.*	54,034	837,527
Rosetta Stone, Inc.*	22,490	181,045
Rubicon Project, Inc.*	8,740	102,520
Sapiens International Corp. N.V.*	25,528	188,907
SeaChange International, Inc.*	35,101	244,303
Silver Spring Networks, Inc.*	37,001	357,060
SS&C Technologies Holdings, Inc.*	71,091	3,120,184
Synchronoss Technologies, Inc.*	36,794	1,684,429
Take-Two Interactive Software, Inc.*	87,416	2,016,687
Tangoe, Inc.*	40,964	555,062
TeleCommunication Systems, Inc., Class A*	49,169	137,182
Telenav, Inc.*	28,458	190,669
TiVo, Inc.*	120,199	1,537,946
TubeMogul, Inc.(b)*	3,340	38,410
Tyler Technologies, Inc.*	34,484	3,048,386
Ultimate Software Group, Inc.*	29,618	4,191,243
Varonis Systems, Inc.*	5,618	118,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
VASCO Data Security International, Inc.*	30,933	$580,922
Verint Systems, Inc.*	62,422	3,471,287
VirnetX Holding Corp.*	45,157	270,942
Vringo, Inc.*	72,359	68,394
Zendesk, Inc.*	12,080	260,807

		72,350,894

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	42,336	1,110,897
Dot Hill Systems Corp.*	62,208	235,146
Eastman Kodak Co.*	18,434	404,995
Electronics for Imaging, Inc.*	48,556	2,144,719
Immersion Corp.*	30,017	257,546
Intevac, Inc.*	24,515	163,515
Nimble Storage, Inc.*	9,897	257,025
QLogic Corp.*	91,925	842,033
Quantum Corp.*	231,194	268,185
Silicon Graphics International Corp.*	36,471	336,627
Super Micro Computer, Inc.*	35,843	1,054,501
Violin Memory, Inc.*	84,214	410,122

		7,485,311

Total Information Technology		301,842,208

Materials (3.6%)
Chemicals (1.7%)
A. Schulman, Inc.	30,214	1,092,538
Advanced Emissions Solutions, Inc.*	22,865	486,338
American Vanguard Corp.	30,701	343,851
Axiall Corp.	72,965	2,612,877
Balchem Corp.	31,681	1,792,194
Calgon Carbon Corp.*	55,673	1,078,943
Chase Corp.	7,002	217,902
Chemtura Corp.*	94,710	2,209,584
Ferro Corp.*	74,822	1,084,171
Flotek Industries, Inc.*	56,141	1,463,596
FutureFuel Corp.	22,996	273,422
H.B. Fuller Co.	52,348	2,078,216
Hawkins, Inc.	10,961	394,158
Innophos Holdings, Inc.	22,784	1,255,171
Innospec, Inc.	25,528	916,455
Intrepid Potash, Inc.*	58,450	903,052
KMG Chemicals, Inc.	10,048	163,581
Koppers Holdings, Inc.	21,649	717,881
Kraton Performance Polymers, Inc.*	34,670	617,473
Kronos Worldwide, Inc.	21,325	293,858
Landec Corp.*	28,222	345,719
LSB Industries, Inc.*	20,476	731,198
Marrone Bio Innovations, Inc.*	14,914	39,671
Minerals Technologies, Inc.	36,029	2,223,350
Olin Corp.	82,729	2,088,907
OM Group, Inc.	33,417	867,171
OMNOVA Solutions, Inc.*	49,759	267,206
PolyOne Corp.	98,269	3,496,411
Quaker Chemical Corp.	13,765	986,813
Rentech, Inc.*	118,277	202,254
Senomyx, Inc.*	44,363	363,777
Sensient Technologies Corp.	51,634	2,703,040
Stepan Co.	20,018	888,399
Taminco Corp.*	29,679	774,622
Trecora Resources*	21,061	260,735
Tredegar Corp.	25,919	477,169
Trinseo S.A.*	11,642	183,129
Tronox Ltd., Class A	64,075	1,669,154
Zep, Inc.	23,969	336,045

		38,900,031

Construction Materials (0.1%)
Headwaters, Inc.*	76,669	961,429
United States Lime & Minerals, Inc.	2,059	119,690
US Concrete, Inc.*	15,001	392,126

		1,473,245

Containers & Packaging (0.3%)
AEP Industries, Inc.*	4,477	169,544
Berry Plastics Group, Inc.*	94,259	2,379,097
Graphic Packaging Holding Co.*	342,609	4,258,630
Myers Industries, Inc.	28,931	510,343
UFP Technologies, Inc.*	6,521	143,331

		7,460,945

Metals & Mining (1.0%)
A.M. Castle & Co.*	19,928	170,185
AK Steel Holding Corp.*	184,926	1,481,257
Allied Nevada Gold Corp.*	110,789	366,712
Ampco-Pittsburgh Corp.	8,574	171,480
Century Aluminum Co.*	53,359	1,385,733
Coeur Mining, Inc.*	107,108	531,256
Commercial Metals Co.	122,675	2,094,062
Globe Specialty Metals, Inc.	66,065	1,201,722
Gold Resource Corp.	39,781	203,679
Handy & Harman Ltd.*	4,105	107,797
Haynes International, Inc.	12,939	595,065
Hecla Mining Co.	357,305	886,116
Horsehead Holding Corp.*	53,240	880,057
Kaiser Aluminum Corp.	18,759	1,429,811
Materion Corp.	21,362	655,173
Molycorp, Inc.*	193,907	230,749
Noranda Aluminum Holding Corp.	46,629	210,763
Olympic Steel, Inc.	9,743	200,414
RTI International Metals, Inc.*	32,435	799,847
Ryerson Holding Corp.*	11,306	144,717
Schnitzer Steel Industries, Inc., Class A	26,669	641,390
Stillwater Mining Co.*	125,196	1,881,696
SunCoke Energy, Inc.*	72,850	1,635,483
U.S. Silica Holdings, Inc.	56,191	3,512,499
Universal Stainless & Alloy Products, Inc.*	7,497	197,621
Walter Energy, Inc.	70,639	165,295
Worthington Industries, Inc.	53,697	1,998,602

		23,779,181

Paper & Forest Products (0.5%)
Boise Cascade Co.*	41,474	1,250,026
Clearwater Paper Corp.*	21,505	1,292,666
Deltic Timber Corp.	11,783	734,317
KapStone Paper and Packaging Corp.*	88,744	2,482,170
Louisiana-Pacific Corp.*	148,394	2,016,674
Neenah Paper, Inc.	17,307	925,578
P.H. Glatfelter Co.	45,332	995,037
Resolute Forest Products, Inc.*	67,458	1,055,043
Schweitzer-Mauduit International, Inc.	32,070	1,324,812
Wausau Paper Corp.	45,189	358,349

		12,434,672

Total Materials		84,048,074

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	93,083	621,794
Atlantic Tele-Network, Inc.	9,603	517,602
Cincinnati Bell, Inc.*	221,271	745,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cogent Communications Holdings, Inc.	48,456	$1,628,606
Consolidated Communications Holdings, Inc.	41,814	1,047,441
Enventis Corp.	14,306	260,083
FairPoint Communications, Inc.*	21,468	325,670
General Communication, Inc., Class A*	37,886	413,336
Globalstar, Inc.*	284,028	1,039,542
Hawaiian Telcom Holdco, Inc.*	11,436	293,791
IDT Corp., Class B	17,570	282,174
inContact, Inc.*	63,764	554,428
Inteliquent, Inc.	34,441	428,790
Intelsat S.A.*	29,334	502,785
Iridium Communications, Inc.*	85,173	753,781
Lumos Networks Corp.	19,662	319,508
magicJack VocalTec Ltd.*	19,248	189,593
ORBCOMM, Inc.*	46,017	264,598
Premiere Global Services, Inc.*	50,677	606,604
Vonage Holdings Corp.*	183,761	602,736

		11,398,545

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,434	174,214
Leap Wireless International, Inc.(b)*	51,376	129,467
NTELOS Holdings Corp.	17,925	190,722
RingCentral, Inc., Class A*	29,984	381,097
Shenandoah Telecommunications Co.	25,133	623,550
Spok Holdings, Inc.	22,407	291,515

		1,790,565

Total Telecommunication Services		13,189,110

Utilities (2.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	44,224	1,963,103
Cleco Corp.	63,219	3,043,995
El Paso Electric Co.	41,995	1,534,917
Empire District Electric Co.	44,685	1,079,143
IDACORP, Inc.	52,614	2,820,637
MGE Energy, Inc.	35,832	1,335,100
NRG Yield, Inc., Class A	24,890	1,171,074
Otter Tail Corp.	37,528	1,000,872
PNM Resources, Inc.	83,134	2,070,868
Portland General Electric Co.	81,979	2,633,165
Spark Energy, Inc., Class A*	2,246	39,013
UIL Holdings Corp.	59,184	2,095,114
Unitil Corp.	14,752	458,640

		21,245,641

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	15,165	631,774
Laclede Group, Inc.	45,264	2,100,250
New Jersey Resources Corp.	43,989	2,221,884
Northwest Natural Gas Co.	28,181	1,190,647
ONE Gas, Inc.	54,472	1,865,666
Piedmont Natural Gas Co., Inc.	81,286	2,725,520
South Jersey Industries, Inc.	34,476	1,839,639
Southwest Gas Corp.	48,668	2,364,291
WGL Holdings, Inc.	54,064	2,277,176

		17,216,847

Independent Power and Renewable Electricity Producers (0.3%)
Abengoa Yield plc*	29,844	1,061,850
Atlantic Power Corp.	128,075	304,819
Dynegy, Inc.*	104,721	3,022,248
Ormat Technologies, Inc.	18,842	494,979
Pattern Energy Group, Inc.	41,121	1,271,461
TerraForm Power, Inc., Class A*	24,137	696,594

		6,851,951

Multi-Utilities (0.3%)
Avista Corp.	62,811	1,917,620
Black Hills Corp.	46,607	2,231,543
NorthWestern Corp.	40,842	1,852,593

		6,001,756

Water Utilities (0.2%)
American States Water Co.	40,390	1,228,664
Artesian Resources Corp., Class A	8,204	165,229
California Water Service Group	49,735	1,116,053
Connecticut Water Service, Inc.	11,443	371,897
Middlesex Water Co.	15,967	312,953
SJW Corp.	16,385	440,265
York Water Co.	13,635	272,700

		3,907,761

Total Utilities		55,223,956

Total Common Stocks (72.9%) (Cost $1,534,385,113)		1,687,384,853

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	16,544	—

Total Investments (72.9%) (Cost $1,534,385,113)		1,687,384,853
Other Assets Less Liabilities (27.1%)		626,996,964

Net Assets (100%)		$2,314,381,817

*	Non-income producing.

†	Securities (totaling $73,329 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,705	December-14	$659,658,494	$625,610,300	$(34,048,194)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$223,801,331	$—	$—		$223,801,331
Consumer Staples	54,636,952	—	—		54,636,952
Energy	94,089,885	—	—		94,089,885
Financials	400,109,140	—	—		400,109,140
Health Care	228,069,144	—	73,329		228,142,473
Industrials	232,301,724	—	—		232,301,724
Information Technology	301,842,208	—	—	(b)	301,842,208
Materials	84,048,074	—	—		84,048,074
Telecommunication Services	13,059,643	129,467	—		13,189,110
Utilities	55,223,956	—	—		55,223,956
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,687,182,057	$129,467	$73,329		$1,687,384,853

Liabilities:
Futures	$(34,048,194)	$—	$—		$(34,048,194)

Total Liabilities	$(34,048,194)	$—	$—		$(34,048,194)

Total	$1,653,133,863	$129,467	$73,329		$1,653,336,659

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$508,446,963
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$281,229,747

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,487,248
Aggregate gross unrealized depreciation	(110,971,212)

Net unrealized appreciation	$152,516,036

Federal income tax cost of investments	$1,534,868,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
AGL Energy Ltd.	39,304	$465,947
ALS Ltd.	22,343	103,094
Alumina Ltd.*	150,650	223,573
Amcor Ltd.	71,815	712,403
AMP Ltd.	174,377	833,610
APA Group	49,275	320,982
Asciano Ltd.	58,099	307,755
ASX Ltd.	11,526	361,884
Aurizon Holdings Ltd.	120,866	479,384
AusNet Services	101,283	121,046
Australia & New Zealand Banking Group Ltd.	159,837	4,327,108
Bank of Queensland Ltd.	18,136	184,831
Bendigo & Adelaide Bank Ltd.	24,285	253,452
BHP Billiton Ltd.	189,027	5,605,573
BHP Billiton plc	122,794	3,414,007
Boral Ltd.	45,682	198,785
Brambles Ltd.	92,635	772,135
Caltex Australia Ltd.	8,049	197,254
CFS Retail Property Trust Group (REIT)	126,384	220,758
Coca-Cola Amatil Ltd.	34,031	261,608
Cochlear Ltd.	3,399	206,861
Commonwealth Bank of Australia	95,059	6,266,304
Computershare Ltd.	28,132	299,513
Crown Resorts Ltd.	19,819	239,465
CSL Ltd.	28,059	1,822,139
Dexus Property Group (REIT)	345,124	335,412
Federation Centres (REIT)	85,091	192,214
Flight Centre Travel Group Ltd.	3,292	123,219
Fortescue Metals Group Ltd.	92,730	282,540
Goodman Group (REIT)	101,986	461,649
GPT Group (REIT)	105,310	356,830
Harvey Norman Holdings Ltd.	32,777	104,173
Iluka Resources Ltd.	24,944	171,660
Incitec Pivot Ltd.	97,030	230,227
Insurance Australia Group Ltd.	136,019	728,840
Leighton Holdings Ltd.	6,281	106,137
Lend Lease Group	32,496	408,000
Macquarie Group Ltd.	17,162	865,358
Metcash Ltd.	52,492	120,873
Mirvac Group (REIT)	218,109	328,460
National Australia Bank Ltd.	137,375	3,913,868
Newcrest Mining Ltd.*	45,584	421,062
Orica Ltd.	21,834	361,307
Origin Energy Ltd.	65,103	853,304
Qantas Airways Ltd.*	69,534	84,624
QBE Insurance Group Ltd.	77,599	792,201
Ramsay Health Care Ltd.	7,825	343,176
REA Group Ltd.	2,284	86,549
Santos Ltd.	57,220	684,853
Scentre Group (REIT)*	310,927	892,921
Seek Ltd.	19,132	271,534
Sonic Healthcare Ltd.	22,415	344,230
Stockland Corp., Ltd. (REIT)	131,125	453,486
Suncorp Group Ltd.	76,558	941,106
Sydney Airport	60,100	224,690
Tabcorp Holdings Ltd.	43,785	138,393
Tatts Group Ltd.	82,708	228,107
Telstra Corp., Ltd.	259,117	1,202,410
Toll Holdings Ltd.	40,611	200,541
TPG Telecom Ltd.	16,330	97,797
Transurban Group	103,263	697,980
Treasury Wine Estates Ltd.	38,567	143,174
Wesfarmers Ltd.	66,969	2,472,039
Westfield Corp. (REIT)	115,604	754,067
Westpac Banking Corp.	182,497	5,135,498
Woodside Petroleum Ltd.	42,397	1,507,100
Woolworths Ltd.	73,933	2,216,425
WorleyParsons Ltd.	12,309	165,321

		58,642,826

Austria (0.1%)
Andritz AG	4,338	231,328
Erste Group Bank AG	15,345	351,484
Immofinanz AG*	57,175	162,267
OMV AG	8,768	295,078
Raiffeisen Bank International AG	6,944	151,030
Telekom Austria AG	6,992	63,011
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,292	103,507
Voestalpine AG	6,680	264,083

		1,621,788

Belgium (0.7%)
Ageas	12,318	408,949
Anheuser-Busch InBev N.V.	46,844	5,213,736
Belgacom S.A.	9,065	315,549
Colruyt S.A.	4,519	199,114
Delhaize Group S.A.	6,069	422,213
Groupe Bruxelles Lambert S.A.	4,804	440,272
KBC Groep N.V.*	14,395	766,627
Solvay S.A.	3,529	543,345
Telenet Group Holding N.V.*	3,055	175,567
UCB S.A.	7,247	657,941
Umicore S.A.	6,789	296,990

		9,440,303

Bermuda (0.1%)
Seadrill Ltd.	22,338	599,064

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	121,327	112,225

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	223	515,353
A. P. Moller - Maersk A/S, Class B	410	973,946
Carlsberg A/S, Class B	6,367	566,095
Coloplast A/S, Class B	6,615	554,472
Danske Bank A/S	39,015	1,060,516
DSV A/S	11,199	315,436
Novo Nordisk A/S, Class B	118,180	5,654,785
Novozymes A/S, Class B	13,726	595,522
Pandora A/S	6,146	481,894
TDC A/S	48,828	370,836
Tryg A/S	1,464	152,025
Vestas Wind Systems A/S*	13,231	517,247
William Demant Holding A/S*	1,567	120,206

		11,878,333

Finland (0.5%)
Elisa Oyj	8,473	224,952
Fortum Oyj	26,441	644,883
Kone Oyj, Class B	18,530	744,725
Metso Oyj	6,095	217,092
Neste Oil Oyj	7,757	159,699
Nokia Oyj	222,857	1,901,394
Nokian Renkaat Oyj	6,700	202,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Orion Oyj, Class B	5,846	$228,897
Sampo Oyj, Class A	26,143	1,267,965
Stora Enso Oyj, Class R	32,839	273,958
UPM-Kymmene Oyj	31,361	447,995
Wartsila OYJ Abp	8,676	388,250

		6,701,893

France (5.1%)
Accor S.A.	9,475	420,235
Aeroports de Paris S.A.	1,771	211,987
Air Liquide S.A.	19,982	2,437,259
Airbus Group N.V.	34,611	2,177,902
Alcatel-Lucent*	156,705	486,305
Alstom S.A.*	12,836	439,035
Arkema S.A.	2,927	196,382
AtoS	4,520	327,525
AXA S.A.‡	106,572	2,626,158
BNP Paribas S.A.	62,032	4,114,917
Bollore S.A.	307	174,413
Bouygues S.A.	11,587	375,606
Bureau Veritas S.A.	13,156	290,709
Cap Gemini S.A.	8,564	614,716
Carrefour S.A.	35,869	1,108,144
Casino Guichard Perrachon S.A.	3,355	361,334
Christian Dior S.A.	3,245	543,884
Cie de Saint-Gobain S.A.	25,940	1,187,186
Cie Generale des Etablissements Michelin	10,863	1,024,648
CNP Assurances S.A.	9,596	180,713
Credit Agricole S.A.	59,475	897,307
Danone S.A.	33,926	2,271,062
Dassault Systemes S.A.	7,414	476,266
Edenred	12,105	298,675
Electricite de France S.A.	14,314	469,519
Essilor International S.A.	12,136	1,332,649
Eurazeo S.A.	2,265	163,009
Eutelsat Communications S.A.	8,523	275,207
Fonciere des Regions (REIT)	1,727	155,635
GDF Suez S.A.	84,714	2,124,981
Gecina S.A. (REIT)	1,310	171,664
Groupe Eurotunnel S.A. (Registered)	24,407	298,161
ICADE (REIT)	2,030	171,198
Iliad S.A.	1,549	327,903
Imerys S.A.	2,024	149,243
J.C. Decaux S.A.	4,019	126,880
Kering	4,503	908,012
Klepierre S.A. (REIT)	5,942	260,200
Lafarge S.A.	11,111	800,204
Lagardere S.C.A.	6,646	177,874
Legrand S.A.	15,660	814,811
L’Oreal S.A.	14,540	2,308,449
LVMH Moet Hennessy Louis Vuitton S.A.	16,354	2,658,417
Natixis S.A.	55,158	379,547
Orange S.A.	110,323	1,658,884
Pernod-Ricard S.A.	12,627	1,429,626
Peugeot S.A.*	23,144	296,851
Publicis Groupe S.A.	10,623	729,503
Remy Cointreau S.A.	1,518	109,287
Renault S.A.	11,438	828,522
Rexel S.A.	15,478	288,844
Safran S.A.	15,543	1,008,671
Sanofi S.A.	69,608	7,873,970
Schneider Electric SE	30,599	2,349,802
SCOR SE	9,149	285,829
Societe BIC S.A.	1,729	222,967
Societe Generale S.A.	42,508	2,170,139
Sodexo S.A.	5,612	549,197
Suez Environnement Co. S.A.	16,723	282,929
Technip S.A.	6,053	509,250
Thales S.A.	5,424	288,932
Total S.A.	125,084	8,128,449
Unibail-Rodamco SE (REIT)	5,646	1,452,621
Valeo S.A.	4,167	463,734
Vallourec S.A.	6,324	290,826
Veolia Environnement S.A.	23,747	419,311
Vinci S.A.	28,229	1,640,292
Vivendi S.A.*	70,869	1,711,452
Wendel S.A.	1,919	217,560
Zodiac Aerospace	10,165	324,246

		72,847,625

Germany (4.6%)
adidas AG	12,447	931,480
Allianz SE (Registered)	26,569	4,307,166
Axel Springer SE	2,423	133,402
BASF SE	54,015	4,955,083
Bayer AG (Registered)	48,662	6,816,196
Bayerische Motoren Werke (BMW) AG	19,216	2,063,501
Bayerische Motoren Werke (BMW) AG (Preference)	3,192	259,760
Beiersdorf AG	6,000	501,229
Brenntag AG	9,198	452,038
Celesio AG	2,637	87,730
Commerzbank AG*	57,575	861,006
Continental AG	6,546	1,245,563
Daimler AG (Registered)	56,111	4,303,996
Deutsche Bank AG (Registered)	80,126	2,810,917
Deutsche Boerse AG	11,486	773,679
Deutsche Lufthansa AG (Registered)	13,698	216,352
Deutsche Post AG (Registered)	56,580	1,814,455
Deutsche Telekom AG (Registered)	182,470	2,765,625
Deutsche Wohnen AG	17,651	377,216
E.ON SE	117,075	2,143,399
Fraport AG Frankfurt Airport Services Worldwide	2,201	144,725
Fresenius Medical Care AG & Co. KGaA	12,611	880,836
Fresenius SE & Co. KGaA	22,272	1,102,581
Fuchs Petrolub SE (Preference)	4,232	160,891
GEA Group AG	10,888	475,066
Hannover Rueck SE	3,592	290,451
HeidelbergCement AG	8,370	553,113
Henkel AG & Co. KGaA	6,473	604,922
Henkel AG & Co. KGaA (Preference)	10,601	1,058,581
Hochtief AG	918	63,203
Hugo Boss AG	1,888	235,984
Infineon Technologies AG	64,319	665,584
K+S AG (Registered)	10,256	290,878
Kabel Deutschland Holding AG	1,318	179,122
Lanxess AG	4,954	273,469
Linde AG	11,019	2,117,555
MAN SE	2,100	236,329
Merck KGaA	7,692	709,514
Metro AG*	9,321	307,037
Muenchener Rueckversicherungs AG (Registered)	10,397	2,055,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
OSRAM Licht AG*	4,716	$175,688
Porsche Automobil Holding SE (Preference)	9,113	730,205
ProSiebenSat.1 Media AG (Registered)	12,669	504,850
RWE AG	29,119	1,134,808
SAP SE	53,575	3,863,837
Siemens AG (Registered)	46,651	5,560,521
Sky Deutschland AG*	22,894	194,578
Telefonica Deutschland Holding AG*	33,334	174,304
ThyssenKrupp AG*	26,810	703,491
United Internet AG (Registered)	6,361	270,714
Volkswagen AG	1,757	364,611
Volkswagen AG (Preference)	9,416	1,955,189

		65,858,234

Hong Kong (1.5%)
AIA Group Ltd.	699,212	3,615,442
ASM Pacific Technology Ltd.	14,300	141,529
Bank of East Asia Ltd.	73,000	295,672
BOC Hong Kong Holdings Ltd.	220,000	701,237
Cathay Pacific Airways Ltd.	70,000	128,914
Cheung Kong Holdings Ltd.	83,000	1,367,148
Cheung Kong Infrastructure Holdings Ltd.	37,000	259,696
CLP Holdings Ltd.	112,500	903,350
First Pacific Co., Ltd.	141,750	147,686
Galaxy Entertainment Group Ltd.	136,000	789,919
Hang Lung Properties Ltd.	133,000	378,539
Hang Seng Bank Ltd.	45,500	730,710
Henderson Land Development Co., Ltd.	54,780	354,860
HKT Trust and HKT Ltd.	158,120	191,010
Hong Kong & China Gas Co., Ltd.	374,848	812,951
Hong Kong Exchanges and Clearing Ltd.	65,200	1,403,108
Hutchison Whampoa Ltd.	127,000	1,537,441
Hysan Development Co., Ltd.	38,000	175,689
Kerry Properties Ltd.	38,500	129,410
Li & Fung Ltd.	348,000	395,289
Link REIT (REIT)	136,000	783,789
MTR Corp., Ltd.	86,500	338,654
New World Development Co., Ltd.	298,666	347,713
Noble Group Ltd.	250,454	255,225
NWS Holdings Ltd.	91,609	163,047
PCCW Ltd.	248,000	155,861
Power Assets Holdings Ltd.	82,500	729,393
Shangri-La Asia Ltd.	94,000	139,459
Sino Land Co., Ltd.	176,600	272,922
SJM Holdings Ltd.	116,000	221,099
Sun Hung Kai Properties Ltd.	95,000	1,347,032
Swire Pacific Ltd., Class A	35,000	450,749
Swire Properties Ltd.	69,800	217,539
Techtronic Industries Co.	80,500	232,744
Wharf Holdings Ltd.	89,900	639,095
Wheelock & Co., Ltd.	54,000	258,009
Yue Yuen Industrial Holdings Ltd.	44,500	134,964

		21,146,894

Ireland (0.5%)
Bank of Ireland*	1,603,509	627,847
CRH plc	43,238	989,019
Experian plc	56,609	902,574
James Hardie Industries plc (CDI)	26,273	275,350
Kerry Group plc, Class A	8,886	626,494
Ryanair Holdings plc (ADR)*	1,300	73,359
Shire plc	34,377	2,975,996

		6,470,639

Israel (0.3%)
Bank Hapoalim B.M.	62,896	354,702
Bank Leumi Le-Israel B.M.*	74,616	302,277
Bezeq Israeli Telecommunication Corp., Ltd.	113,780	196,515
Delek Group Ltd.	289	109,465
Israel Chemicals Ltd.	26,531	190,899
Israel Corp., Ltd.*	161	90,621
Mizrahi Tefahot Bank Ltd.*	7,726	92,365
NICE-Systems Ltd.	3,478	140,898
Teva Pharmaceutical Industries Ltd.	50,530	2,726,160

		4,203,902

Italy (1.3%)
Assicurazioni Generali S.p.A.	69,471	1,461,837
Atlantia S.p.A.	23,947	591,314
Banca Monte dei Paschi di Siena S.p.A.*	243,960	321,692
Banco Popolare SC*	20,269	297,737
Enel Green Power S.p.A.	104,286	266,862
Enel S.p.A.	381,075	2,022,493
Eni S.p.A.	147,822	3,523,153
Exor S.p.A.	5,633	218,708
Fiat S.p.A.*	52,116	502,904
Finmeccanica S.p.A.*	24,145	234,974
Intesa Sanpaolo S.p.A.	725,243	2,185,429
Luxottica Group S.p.A.	9,871	513,913
Mediobanca S.p.A.*	36,929	317,640
Pirelli & C. S.p.A.	14,186	196,377
Prysmian S.p.A.	12,141	225,573
Saipem S.p.A.*	15,764	335,297
Snam S.p.A.	120,768	668,108
Telecom Italia S.p.A.*	599,004	686,589
Telecom Italia S.p.A. (RNC)	359,053	319,039
Terna Rete Elettrica Nazionale S.p.A.	89,758	451,435
UniCredit S.p.A.	262,530	2,075,744
Unione di Banche Italiane S.c.p.A.	51,048	429,411
UnipolSai S.p.A.	53,298	150,792

		17,997,021

Japan (11.2%)
ABC-Mart, Inc.	1,200	61,272
Acom Co., Ltd.*	23,800	79,641
Advantest Corp.	8,900	114,744
Aeon Co., Ltd.	35,700	355,454
AEON Financial Service Co., Ltd.	6,400	136,957
Aeon Mall Co., Ltd.	6,430	122,708
Air Water, Inc.	9,000	133,923
Aisin Seiki Co., Ltd.	11,400	411,096
Ajinomoto Co., Inc.	33,000	549,122
Alfresa Holdings Corp.	10,000	144,153
Amada Co., Ltd.	21,000	200,091
ANA Holdings, Inc.	69,000	160,491
Aozora Bank Ltd.	64,000	216,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Glass Co., Ltd.	60,000	$325,288
Asahi Group Holdings Ltd.	23,000	665,411
Asahi Kasei Corp.	75,000	608,890
Asics Corp.	9,500	214,037
Astellas Pharma, Inc.	128,000	1,905,849
Bandai Namco Holdings, Inc.	10,600	272,067
Bank of Kyoto Ltd.	19,000	157,821
Bank of Yokohama Ltd.	70,000	384,992
Benesse Holdings, Inc.	4,300	141,144
Bridgestone Corp.	38,700	1,278,062
Brother Industries Ltd.	14,100	260,852
Calbee, Inc.	4,400	144,026
Canon, Inc.	66,600	2,168,181
Casio Computer Co., Ltd.	13,400	223,344
Central Japan Railway Co.	8,600	1,161,696
Chiba Bank Ltd.	44,000	306,104
Chiyoda Corp.	10,000	110,417
Chubu Electric Power Co., Inc.*	38,400	440,808
Chugai Pharmaceutical Co., Ltd.	13,300	385,024
Chugoku Bank Ltd.	10,000	146,889
Chugoku Electric Power Co., Inc.	17,700	226,909
Citizen Holdings Co., Ltd.	17,100	112,103
Credit Saison Co., Ltd.	9,400	181,101
Dai Nippon Printing Co., Ltd.	33,000	330,827
Daicel Corp.	17,000	184,609
Daido Steel Co., Ltd.	18,000	71,721
Daihatsu Motor Co., Ltd.	11,000	174,616
Dai-ichi Life Insurance Co., Ltd.	57,600	855,006
Daiichi Sankyo Co., Ltd.	35,200	552,352
Daikin Industries Ltd.	14,000	867,764
Daito Trust Construction Co., Ltd.	4,300	507,923
Daiwa House Industry Co., Ltd.	35,000	627,878
Daiwa Securities Group, Inc.	99,000	784,327
DeNA Co., Ltd.	6,300	80,132
Denso Corp.	28,900	1,332,022
Dentsu, Inc.	12,581	478,921
Don Quijote Holdings Co., Ltd.	3,200	183,524
East Japan Railway Co.	19,709	1,477,164
Eisai Co., Ltd.	15,000	606,565
Electric Power Development Co., Ltd.	6,900	225,544
FamilyMart Co., Ltd.	3,500	133,554
FANUC Corp.	11,300	2,041,058
Fast Retailing Co., Ltd.	3,000	1,004,012
Fuji Electric Co., Ltd.	35,000	169,455
Fuji Heavy Industries Ltd.	35,000	1,157,146
Fujifilm Holdings Corp.	27,600	848,069
Fujitsu Ltd.	111,000	683,155
Fukuoka Financial Group, Inc.	46,000	219,357
Gree, Inc.	7,700	52,515
GungHo Online Entertainment, Inc.	21,000	100,141
Gunma Bank Ltd.	23,000	132,537
Hachijuni Bank Ltd.	25,000	150,217
Hakuhodo DY Holdings, Inc.	14,900	150,800
Hamamatsu Photonics KK	4,200	199,517
Hankyu Hanshin Holdings, Inc.	68,000	396,189
Hikari Tsushin, Inc.	900	63,925
Hino Motors Ltd.	15,000	209,802
Hirose Electric Co., Ltd.	1,800	222,220
Hiroshima Bank Ltd.	30,000	147,436
Hisamitsu Pharmaceutical Co., Inc.	3,700	132,920
Hitachi Chemical Co., Ltd.	6,500	115,569
Hitachi Construction Machinery Co., Ltd.	6,400	128,846
Hitachi High-Technologies Corp.	4,300	123,501
Hitachi Ltd.	279,000	2,130,499
Hitachi Metals Ltd.	13,000	234,219
Hokuhoku Financial Group, Inc.	71,000	139,184
Hokuriku Electric Power Co.	10,000	131,388
Honda Motor Co., Ltd.	94,600	3,277,684
Hoya Corp.	25,900	869,985
Hulic Co., Ltd.	14,000	148,074
Ibiden Co., Ltd.	7,100	138,278
Idemitsu Kosan Co., Ltd.	5,200	110,377
IHI Corp.	79,000	409,136
Iida Group Holdings Co., Ltd.	10,400	127,256
INPEX Corp.	52,400	740,313
Isetan Mitsukoshi Holdings Ltd.	19,700	256,500
Isuzu Motors Ltd.	35,500	501,710
ITOCHU Corp.	89,600	1,094,725
ITOCHU Techno-Solutions Corp.	1,100	46,237
Iyo Bank Ltd.	15,000	151,812
J. Front Retailing Co., Ltd.	14,500	189,720
Japan Airlines Co., Ltd.	7,138	195,250
Japan Display, Inc.*	19,800	95,502
Japan Exchange Group, Inc.	14,500	344,140
Japan Prime Realty Investment Corp. (REIT)	47	169,273
Japan Real Estate Investment Corp. (REIT)	70	359,973
Japan Retail Fund Investment Corp. (REIT)	124	249,866
Japan Tobacco, Inc.	64,600	2,101,009
JFE Holdings, Inc.	29,300	584,664
JGC Corp.	12,000	327,586
Joyo Bank Ltd.	40,000	196,946
JSR Corp.	10,600	184,890
JTEKT Corp.	12,300	205,682
JX Holdings, Inc.	133,690	616,187
Kajima Corp.	50,000	239,344
Kakaku.com, Inc.	7,200	102,280
Kamigumi Co., Ltd.	15,000	141,965
Kaneka Corp.	18,000	100,606
Kansai Electric Power Co., Inc.*	41,900	395,982
Kansai Paint Co., Ltd.	14,000	209,091
Kao Corp.	29,900	1,165,875
Kawasaki Heavy Industries Ltd.	85,000	339,457
KDDI Corp.	34,100	2,049,886
Keikyu Corp.	28,000	233,855
Keio Corp.	34,000	251,416
Keisei Electric Railway Co., Ltd.	16,000	160,766
Keyence Corp.	2,660	1,156,042
Kikkoman Corp.	9,000	191,283
Kintetsu Corp.	109,000	366,729
Kirin Holdings Co., Ltd.	45,400	602,919
Kobe Steel Ltd.	179,000	290,513
Koito Manufacturing Co., Ltd.	4,300	116,797
Komatsu Ltd.	55,600	1,285,885
Konami Corp.	6,000	125,060
Konica Minolta, Inc.	28,500	307,673
Kubota Corp.	67,000	1,058,377
Kuraray Co., Ltd.	20,500	240,374
Kurita Water Industries Ltd.	6,700	149,486
Kyocera Corp.	18,800	876,105
Kyowa Hakko Kirin Co., Ltd.	14,000	171,689
Kyushu Electric Power Co., Inc.	25,400	273,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lawson, Inc.	3,900	$272,742
LIXIL Group Corp.	15,800	337,537
M3, Inc.	11,400	182,941
Mabuchi Motor Co., Ltd.	1,100	95,883
Makita Corp.	6,700	378,755
Marubeni Corp.	98,000	670,877
Marui Group Co., Ltd.	13,300	109,504
Maruichi Steel Tube Ltd.	3,100	76,119
Mazda Motor Corp.	32,100	804,585
McDonald’s Holdings Co. Japan Ltd.	4,076	100,827
Medipal Holdings Corp.	8,600	104,525
MEIJI Holdings Co., Ltd.	3,611	285,456
Miraca Holdings, Inc.	3,300	136,453
Mitsubishi Chemical Holdings Corp.	80,500	396,059
Mitsubishi Corp.	82,500	1,689,492
Mitsubishi Electric Corp.	115,000	1,531,411
Mitsubishi Estate Co., Ltd.	74,000	1,665,548
Mitsubishi Gas Chemical Co., Inc.	23,000	146,588
Mitsubishi Heavy Industries Ltd.	181,000	1,164,473
Mitsubishi Logistics Corp.	8,000	114,812
Mitsubishi Materials Corp.	67,000	216,868
Mitsubishi Motors Corp.	37,200	451,454
Mitsubishi Tanabe Pharma Corp.	13,400	196,586
Mitsubishi UFJ Financial Group, Inc.	741,500	4,193,101
Mitsubishi UFJ Lease & Finance Co., Ltd.	23,300	121,731
Mitsui & Co., Ltd.	102,000	1,608,470
Mitsui Chemicals, Inc.*	49,000	136,266
Mitsui Fudosan Co., Ltd.	52,000	1,592,833
Mitsui O.S.K. Lines Ltd.	65,000	207,431
Mizuho Financial Group, Inc.	1,351,435	2,413,915
MS&AD Insurance Group Holdings, Inc.	30,180	658,360
Murata Manufacturing Co., Ltd.	12,100	1,375,765
Nabtesco Corp.	6,500	155,810
Nagoya Railroad Co., Ltd.	47,000	188,557
NEC Corp.	153,000	528,717
Nexon Co., Ltd.	4,600	37,958
NGK Insulators Ltd.	16,000	381,053
NGK Spark Plug Co., Ltd.	11,000	323,456
NH Foods Ltd.	10,000	212,081
NHK Spring Co., Ltd.	9,800	96,057
Nidec Corp.	12,000	811,853
Nikon Corp.	20,300	293,371
Nintendo Co., Ltd.	6,300	685,288
Nippon Building Fund, Inc. (REIT)	82	431,402
Nippon Electric Glass Co., Ltd.	23,000	111,985
Nippon Express Co., Ltd.	47,000	196,699
Nippon Paint Co., Ltd.	9,000	202,279
Nippon Prologis REIT, Inc. (REIT)	75	174,447
Nippon Steel & Sumitomo Metal Corp.	452,080	1,173,120
Nippon Telegraph & Telephone Corp.	21,424	1,332,419
Nippon Yusen KK	96,000	252,966
Nissan Motor Co., Ltd.	147,900	1,441,578
Nisshin Seifun Group, Inc.	13,915	137,532
Nissin Foods Holdings Co., Ltd.	3,500	181,901
Nitori Holdings Co., Ltd.	4,100	253,832
Nitto Denko Corp.	8,500	466,173
NOK Corp.	6,400	146,819
Nomura Holdings, Inc.	213,200	1,270,938
Nomura Real Estate Holdings, Inc.	7,400	127,117
Nomura Research Institute Ltd.	6,000	193,937
NSK Ltd.	28,000	398,523
NTT Data Corp.	7,500	270,116
NTT DOCOMO, Inc.	89,700	1,497,113
NTT Urban Development Corp.	6,900	72,602
Obayashi Corp.	39,000	267,053
Odakyu Electric Railway Co., Ltd.	37,000	338,372
Oji Holdings Corp.	48,000	181,628
Olympus Corp.*	14,000	502,302
Omron Corp.	12,200	553,964
Ono Pharmaceutical Co., Ltd.	4,900	435,158
Oracle Corp. Japan	2,600	101,463
Oriental Land Co., Ltd.	3,000	567,176
ORIX Corp.	77,600	1,070,516
Osaka Gas Co., Ltd.	112,000	450,042
Otsuka Corp.	3,000	119,261
Otsuka Holdings Co., Ltd.	22,900	789,259
Panasonic Corp.	129,600	1,541,493
Park24 Co., Ltd.	5,800	92,546
Rakuten, Inc.	48,000	552,760
Resona Holdings, Inc.	128,105	722,317
Ricoh Co., Ltd.	40,000	429,633
Rinnai Corp.	1,900	157,821
Rohm Co., Ltd.	5,700	358,605
Sankyo Co., Ltd.	3,200	114,666
Sanrio Co., Ltd.	2,700	78,286
Santen Pharmaceutical Co., Ltd.	4,400	246,328
SBI Holdings, Inc.	12,020	134,585
Secom Co., Ltd.	12,500	744,586
Sega Sammy Holdings, Inc.	11,100	178,632
Seibu Holdings, Inc.	3,500	69,888
Seiko Epson Corp.	6,900	331,552
Sekisui Chemical Co., Ltd.	25,000	286,756
Sekisui House Ltd.	32,000	376,968
Seven & I Holdings Co., Ltd.	44,200	1,714,400
Seven Bank Ltd.	35,500	144,687
Sharp Corp.*	90,000	256,029
Shikoku Electric Power Co., Inc.*	10,600	135,889
Shimadzu Corp.	14,000	121,140
Shimamura Co., Ltd.	1,300	119,480
Shimano, Inc.	4,700	571,671
Shimizu Corp.	35,000	276,043
Shin-Etsu Chemical Co., Ltd.	24,400	1,594,704
Shinsei Bank Ltd.	98,000	209,984
Shionogi & Co., Ltd.	17,800	408,341
Shiseido Co., Ltd.	21,400	353,073
Shizuoka Bank Ltd.	31,000	319,116
Showa Shell Sekiyu KK	12,500	119,216
SMC Corp.	3,300	910,189
SoftBank Corp.	56,500	3,961,053
Sompo Japan Nipponkoa Holdings, Inc.	19,825	481,006
Sony Corp.	60,200	1,092,849
Sony Financial Holdings, Inc.	10,400	168,221
Stanley Electric Co., Ltd.	8,500	183,834
Sumitomo Chemical Co., Ltd.	89,000	317,292
Sumitomo Corp.	67,000	739,489
Sumitomo Dainippon Pharma Co. Ltd.	9,500	121,008
Sumitomo Electric Industries Ltd.	44,900	663,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Heavy Industries Ltd.	33,000	$185,649
Sumitomo Metal Mining Co., Ltd.	31,000	436,417
Sumitomo Mitsui Financial Group, Inc.	74,097	3,020,631
Sumitomo Mitsui Trust Holdings, Inc.	195,680	814,478
Sumitomo Realty & Development Co., Ltd.	21,000	747,230
Sumitomo Rubber Industries Ltd.	10,200	144,990
Suntory Beverage & Food Ltd.	7,300	258,920
Suruga Bank Ltd.	11,000	219,248
Suzuken Co., Ltd.	4,200	121,012
Suzuki Motor Corp.	21,700	719,310
Sysmex Corp.	8,600	345,804
T&D Holdings, Inc.	34,500	443,066
Taiheiyo Cement Corp.	70,000	264,235
Taisei Corp.	58,000	327,349
Taisho Pharmaceutical Holdings Co., Ltd.	1,500	102,713
Taiyo Nippon Sanso Corp.	16,000	141,071
Takashimaya Co., Ltd.	16,000	133,777
Takeda Pharmaceutical Co., Ltd.	45,600	1,982,410
TDK Corp.	7,300	407,349
Teijin Ltd.	56,000	135,309
Terumo Corp.	18,000	431,475
THK Co., Ltd.	6,800	169,264
Tobu Railway Co., Ltd.	61,000	307,016
Toho Co., Ltd.	6,800	153,763
Toho Gas Co., Ltd.	24,000	135,236
Tohoku Electric Power Co., Inc.	27,000	306,743
Tokio Marine Holdings, Inc.	41,200	1,278,167
Tokyo Electric Power Co., Inc.*	86,100	301,458
Tokyo Electron Ltd.	10,200	665,709
Tokyo Gas Co., Ltd.	137,000	770,098
Tokyo Tatemono Co., Ltd.	25,000	202,188
Tokyu Corp.	68,000	445,790
Tokyu Fudosan Holdings Corp.	29,100	199,528
TonenGeneral Sekiyu KK	17,000	148,648
Toppan Printing Co., Ltd.	33,000	237,101
Toray Industries, Inc.	87,000	575,108
Toshiba Corp.	240,000	1,112,086
TOTO Ltd.	18,000	197,930
Toyo Seikan Group Holdings Ltd.	9,700	120,194
Toyo Suisan Kaisha Ltd.	5,000	165,945
Toyoda Gosei Co., Ltd.	2,900	56,585
Toyota Industries Corp.	9,700	468,749
Toyota Motor Corp.	161,300	9,505,192
Toyota Tsusho Corp.	12,700	309,409
Trend Micro, Inc.	6,300	213,111
Unicharm Corp.	20,400	465,103
United Urban Investment Corp. (REIT)	137	210,231
USS Co., Ltd.	13,100	200,666
West Japan Railway Co.	10,000	447,641
Yahoo! Japan Corp.	86,600	329,266
Yakult Honsha Co., Ltd.	5,200	273,098
Yamada Denki Co., Ltd.	54,700	159,599
Yamaguchi Financial Group, Inc.	13,000	122,799
Yamaha Corp.	10,100	131,965
Yamaha Motor Co., Ltd.	15,400	301,190
Yamato Holdings Co., Ltd.	22,000	409,510
Yamato Kogyo Co., Ltd.	1,900	63,406
Yamazaki Baking Co., Ltd.	4,000	51,571
Yaskawa Electric Corp.	13,000	176,020
Yokogawa Electric Corp.	12,800	168,294
Yokohama Rubber Co., Ltd.	12,000	103,834

		158,663,729

Luxembourg (0.2%)
Altice S.A.*	5,004	265,010
ArcelorMittal S.A.	59,464	818,656
Millicom International Cellular S.A. (SDR)	3,731	299,628
RTL Group S.A.	2,033	174,327
SES S.A. (FDR)	18,086	625,341
Tenaris S.A.	28,106	644,312

		2,827,274

Macau (0.1%)
MGM China Holdings Ltd.	56,800	163,491
Sands China Ltd.	144,000	751,077
Wynn Macau Ltd.	92,800	295,197

		1,209,765

Mexico (0.0%)
Fresnillo plc	10,690	131,709

Netherlands (2.1%)
Aegon N.V.	107,448	886,472
Akzo Nobel N.V.	14,468	991,354
ASML Holding N.V.	21,262	2,116,709
Corio N.V. (REIT)	4,014	196,838
Delta Lloyd N.V.	11,611	280,033
Fugro N.V. (CVA)	4,344	131,489
Gemalto N.V.	4,716	432,922
Heineken Holding N.V.	6,003	397,074
Heineken N.V.	13,709	1,025,750
ING Groep N.V. (CVA)*	223,523	3,193,047
Koninklijke Ahold N.V.	55,361	896,422
Koninklijke Boskalis Westminster N.V.	4,667	262,784
Koninklijke DSM N.V.	10,218	630,515
Koninklijke KPN N.V.*	191,773	614,509
Koninklijke Philips N.V.	57,291	1,828,211
Koninklijke Vopak N.V.	4,189	226,054
OCI*	5,391	166,517
QIAGEN N.V.*	14,092	320,914
Randstad Holding N.V.	7,332	341,349
Royal Dutch Shell plc, Class A	228,667	8,743,042
Royal Dutch Shell plc, Class B	142,605	5,633,956
TNT Express N.V.	28,311	179,292
Wolters Kluwer N.V.	17,975	479,494
Ziggo N.V.*	8,879	415,950

		30,390,697

New Zealand (0.1%)
Auckland International Airport Ltd.	56,800	170,712
Contact Energy Ltd.	23,087	107,777
Fletcher Building Ltd.	40,793	279,600
Ryman Healthcare Ltd.	17,052	103,964
Spark New Zealand Ltd.	108,104	250,642
Xero Ltd.*	3,750	63,233

		975,928

Norway (0.4%)
Aker Solutions ASA(b)*§	9,806	97,682
DNB ASA	58,151	1,088,846
Gjensidige Forsikring ASA	11,923	252,202
Norsk Hydro ASA	72,360	404,781
Orkla ASA	45,501	411,473
Statoil ASA	66,397	1,810,616
Telenor ASA	44,189	969,789
Yara International ASA	10,997	552,182

		5,587,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	2,067,507	$270,537
EDP - Energias de Portugal S.A.	134,255	585,867
Galp Energia SGPS S.A.	23,578	383,271
Jeronimo Martins SGPS S.A.	14,991	165,070

		1,404,745

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	121,000	213,412
CapitaCommercial Trust (REIT)	119,000	148,785
CapitaLand Ltd.	153,000	383,789
CapitaMall Trust (REIT)	144,000	215,599
City Developments Ltd.	24,000	180,983
ComfortDelGro Corp., Ltd.	120,000	225,758
DBS Group Holdings Ltd.	102,000	1,472,791
Genting Singapore plc	363,941	325,228
Global Logistic Properties Ltd.	184,000	390,876
Golden Agri-Resources Ltd.	439,609	177,470
Hutchison Port Holdings Trust (BATS Europe Exchange), Class U	112,000	78,960
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	199,000	139,300
Jardine Cycle & Carriage Ltd.	6,000	201,819
Keppel Corp., Ltd.	85,900	707,024
Keppel Land Ltd.	44,000	120,718
Oversea-Chinese Banking Corp., Ltd.	173,250	1,322,768
Sembcorp Industries Ltd.	59,000	239,571
Sembcorp Marine Ltd.	50,000	146,586
Singapore Airlines Ltd.	32,000	246,829
Singapore Exchange Ltd.	51,000	289,041
Singapore Press Holdings Ltd.	83,036	273,380
Singapore Technologies Engineering Ltd.	92,000	263,228
Singapore Telecommunications Ltd.	474,000	1,411,931
StarHub Ltd.	35,890	115,910
United Overseas Bank Ltd.	74,945	1,315,958
UOL Group Ltd.	28,900	149,745
Wilmar International Ltd.	114,000	276,131

		11,033,590

South Africa (0.0%)
Investec plc	34,253	288,752

Spain (1.9%)
Abertis Infraestructuras S.A.	24,068	475,442
ACS Actividades de Construccion y Servicios S.A.	10,657	409,463
Amadeus IT Holding S.A., Class A	22,641	847,035
Banco Bilbao Vizcaya Argentaria S.A.	346,606	4,181,243
Banco de Sabadell S.A.	192,088	568,694
Banco Popular Espanol S.A.	105,022	642,945
Banco Santander S.A.	703,408	6,761,913
Bankia S.A.*	270,276	504,548
CaixaBank S.A.	98,179	597,828
CaixaBank S.A.*†	1,078	6,564
Distribuidora Internacional de Alimentacion S.A.	36,417	261,444
Enagas S.A.	11,376	366,827
Ferrovial S.A.	24,457	474,322
Gas Natural SDG S.A.	20,851	613,889
Grifols S.A.	8,882	363,925
Iberdrola S.A.	304,466	2,180,431
Inditex S.A.	64,895	1,792,998
Mapfre S.A.	56,101	198,687
Red Electrica Corporacion S.A.	6,444	558,016
Repsol S.A.	58,063	1,378,726
Telefonica S.A.	238,101	3,685,489
Zardoya Otis S.A.	9,945	123,349

		26,993,778

Sweden (1.6%)
Alfa Laval AB	18,730	400,764
Assa Abloy AB, Class B	19,882	1,026,612
Atlas Copco AB, Class A	39,955	1,146,159
Atlas Copco AB, Class B	23,227	603,207
Boliden AB	16,297	264,465
Electrolux AB	14,324	378,943
Elekta AB, Class B	21,949	216,418
Getinge AB, Class B	11,918	300,758
Hennes & Mauritz AB, Class B	55,074	2,285,846
Hexagon AB, Class B	14,098	447,401
Husqvarna AB, Class B	24,095	170,628
Industrivarden AB, Class C	7,027	122,797
Investment AB Kinnevik, Class B	13,511	488,126
Investor AB, Class B	27,105	958,591
Lundin Petroleum AB*	13,256	224,301
Nordea Bank AB	177,167	2,305,430
Sandvik AB	63,446	715,702
Securitas AB, Class B	18,669	207,362
Skandinaviska Enskilda Banken AB, Class A	90,386	1,207,485
Skanska AB, Class B	22,622	468,052
SKF AB, Class B	23,337	487,373
Svenska Cellulosa AB SCA, Class B	34,688	827,301
Svenska Handelsbanken AB, Class A	29,585	1,391,922
Swedbank AB, Class A	53,880	1,356,707
Swedish Match AB	12,264	397,696
Tele2 AB, Class B	18,977	229,191
Telefonaktiebolaget LM Ericsson, Class B	176,207	2,236,774
TeliaSonera AB	141,709	980,337
Volvo AB, Class B	89,498	972,993

		22,819,341

Switzerland (5.2%)
ABB Ltd. (Registered)*	127,452	2,867,570
Actelion Ltd. (Registered)*	6,082	715,417
Adecco S.A. (Registered)*	9,905	672,818
Aryzta AG*	5,195	448,108
Baloise Holding AG (Registered)	2,830	363,125
Barry Callebaut AG (Registered)*	112	124,588
Chocoladefabriken Lindt & Spruengli AG	57	611,114
Cie Financiere Richemont S.A. (Registered)	30,271	2,484,270
Coca-Cola HBC AG (ADR)*	7,893	169,433
Coca-Cola HBC AG (CDI)*	4,113	88,882
Credit Suisse Group AG (Registered)*	89,129	2,471,190
EMS-Chemie Holding AG (Registered)	488	203,056
Geberit AG (Registered)	2,130	688,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan S.A. (Registered)*	538	$861,070
Glencore plc*	628,337	3,495,933
Holcim Ltd. (Registered)*	13,623	993,864
Julius Baer Group Ltd.*	13,322	597,934
Kuehne + Nagel International AG (Registered)	3,216	406,253
Lonza Group AG (Registered)*	3,153	381,121
Nestle S.A. (Registered)	188,829	13,894,666
Novartis AG (Registered)	134,618	12,711,650
Pargesa Holding S.A.	1,613	128,489
Partners Group Holding AG	1,034	272,390
Roche Holding AG	41,117	12,192,545
Schindler Holding AG	2,569	348,740
Schindler Holding AG (Registered)	1,284	171,343
SGS S.A. (Registered)	326	676,449
Sika AG	128	444,052
Sonova Holding AG (Registered)	2,983	476,805
STMicroelectronics N.V.	37,955	293,387
Sulzer AG (Registered)	1,429	175,875
Swatch Group AG	1,835	872,812
Swatch Group AG (Registered)	2,586	226,448
Swiss Life Holding AG (Registered)*	1,911	456,782
Swiss Prime Site AG (Registered)*	3,218	238,982
Swiss Reinsurance AG*	20,952	1,671,200
Swisscom AG (Registered)	1,387	788,151
Syngenta AG (Registered)	5,384	1,716,090
Transocean Ltd.	21,393	692,186
UBS AG (Registered)*	212,354	3,705,685
Wolseley plc	15,779	829,308
Zurich Insurance Group AG*	8,823	2,632,021

		74,260,756

United Kingdom (9.9%)
3i Group plc	57,855	359,503
Aberdeen Asset Management plc	57,079	370,597
Admiral Group plc	11,409	237,300
Aggreko plc	15,219	381,927
AMEC plc	17,699	316,768
Anglo American plc	82,886	1,859,690
Antofagasta plc	23,484	274,492
ARM Holdings plc	83,088	1,220,365
ASOS plc*	3,005	109,610
Associated British Foods plc	21,203	920,859
AstraZeneca plc	74,245	5,345,891
Aviva plc	175,311	1,487,815
Babcock International Group plc	29,701	525,795
BAE Systems plc	181,149	1,384,653
Barclays plc	958,106	3,532,830
BG Group plc	198,241	3,663,714
BP plc	1,084,229	7,970,281
British American Tobacco plc	109,986	6,208,538
British Land Co. plc (REIT)	55,780	635,255
British Sky Broadcasting Group plc	58,488	836,293
BT Group plc	459,742	2,829,199
Bunzl plc	19,778	516,216
Burberry Group plc	26,313	644,552
Capita plc	39,005	736,032
Centrica plc	296,929	1,481,646
CNH Industrial N.V.	54,463	433,374
Cobham plc	64,249	303,202
Compass Group plc	98,576	1,592,472
Croda International plc	8,058	268,188
Diageo plc	147,626	4,271,931
Direct Line Insurance Group plc	86,138	410,829
Dixons Carphone plc	56,094	333,101
easyJet plc	9,453	218,071
Friends Life Group Ltd.	84,441	421,763
G4S plc	93,390	379,558
GKN plc	97,201	502,987
GlaxoSmithKline plc	284,372	6,514,066
Hammerson plc (REIT)	42,451	395,368
Hargreaves Lansdown plc	12,723	194,915
HSBC Holdings plc	1,112,713	11,294,059
ICAP plc	32,749	205,622
IMI plc	16,752	334,037
Imperial Tobacco Group plc	57,125	2,467,082
Inmarsat plc	26,681	303,210
InterContinental Hotels Group plc	13,313	513,445
International Consolidated Airlines Group S.A.*	55,276	329,184
Intertek Group plc	9,574	406,802
Intu Properties plc (REIT)	52,635	275,357
ITV plc	221,270	745,403
J Sainsbury plc	73,094	298,018
Johnson Matthey plc	12,199	577,273
Kingfisher plc	141,187	741,359
Land Securities Group plc (REIT)	46,515	783,487
Legal & General Group plc	351,840	1,305,612
Lloyds Banking Group plc*	3,346,212	4,169,976
London Stock Exchange Group plc	13,364	404,703
Marks & Spencer Group plc	96,023	629,831
Meggitt plc	47,652	348,557
Melrose Industries plc	63,835	256,335
National Grid plc	217,155	3,126,122
Next plc	9,174	982,324
Old Mutual plc	291,172	857,685
Pearson plc	48,643	977,834
Persimmon plc*	18,040	390,136
Petrofac Ltd.	15,450	259,735
Prudential plc	148,653	3,316,006
Randgold Resources Ltd.	5,211	355,568
Reckitt Benckiser Group plc	38,011	3,296,752
Reed Elsevier N.V.	41,046	931,621
Reed Elsevier plc	65,658	1,051,642
Rexam plc	41,857	333,718
Rio Tinto Ltd.	25,926	1,352,437
Rio Tinto plc	73,957	3,634,629
Rolls-Royce Holdings plc*	111,853	1,748,933
Royal Bank of Scotland Group plc*	144,325	861,487
Royal Mail plc	36,082	229,415
RSA Insurance Group plc*	58,922	462,801
SABMiller plc	57,001	3,167,718
Sage Group plc	67,240	398,308
Schroders plc	7,425	287,806
Segro plc (REIT)	44,235	260,385
Severn Trent plc	14,191	431,818
Smith & Nephew plc	53,871	908,263
Smiths Group plc	23,417	479,846
Sports Direct International plc*	15,829	158,714
SSE plc	57,020	1,430,015
Standard Chartered plc	143,538	2,653,905
Standard Life plc	140,317	942,656
Subsea 7 S.A.	15,712	224,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tate & Lyle plc	27,767	$266,261
Tesco plc	479,141	1,446,326
Travis Perkins plc	14,586	393,471
TUI Travel plc	26,675	168,263
Tullow Oil plc	54,021	564,428
Unilever N.V. (CVA)	94,723	3,772,246
Unilever plc	75,291	3,155,199
United Utilities Group plc	40,593	531,723
Vodafone Group plc	1,540,935	5,106,089
Weir Group plc	12,652	513,180
Whitbread plc	10,673	718,747
William Hill plc	51,382	308,036
WM Morrison Supermarkets plc	131,385	358,470
WPP plc	77,789	1,563,735

		140,857,829

United States (0.0%)
Carnival plc	10,928	436,520

Total Common Stocks (53.2%) (Cost $654,861,673)		755,402,731

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Fiat S.p.A., expiring 10/6/14*	52,116	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*	346,606	34,585
Banco Popular Espanol S.A., expiring 10/13/14*	105,022	1,459

		36,044

Total Rights (0.0%) (Cost $—)		36,044

Total Investments (53.2%) (Cost $654,861,673)		755,438,775
Other Assets Less Liabilities (46.8%)		664,792,378

Net Assets (100%)		$1,420,231,153

*	Non-income producing.

†	Security (totaling $6,564 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $97,682 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.2%
Consumer Staples	5.8
Energy	3.6
Financials	13.6
Health Care	6.0
Industrials	6.7
Information Technology	2.5
Materials	4.1
Telecommunication Services	2.6
Utilities	2.1
Cash and Other	46.8

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,963,010	$—	$—	$2,626,158	$101,789	$—

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	6,531	December-14	$264,404,437	$265,864,609	$1,460,172
FTSE 100 Index	1,537	December-14	168,424,243	164,589,738	(3,834,505)
SPI 200 Index	556	December-14	66,750,448	64,294,874	(2,455,574)
TOPIX Index	1,381	December-14	162,228,235	167,029,542	4,801,307

					$(28,600)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	6,000	$9,720,761	$9,680,940	$39,821
European Union Euro vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	20,000	25,273,900	25,852,940	(579,040)
Japanese Yen vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	500,000	4,561,853	4,691,249	(129,396)

					$(668,615)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$87,572,855	$—	$87,572,855
Consumer Staples	169,433	82,214,506	—	82,383,939
Energy	—	51,766,967	—	51,766,967
Financials	—	193,808,041	6,564	193,814,605
Health Care	—	84,994,943	—	84,994,943
Industrials	152,319	94,456,753	—	94,609,072
Information Technology	—	35,236,339	—	35,236,339
Materials	—	58,271,714	—	58,271,714
Telecommunication Services	—	37,302,233	—	37,302,233
Utilities	—	29,450,064	—	29,450,064
Forward Currency Contracts	—	39,821	—	39,821
Futures	6,261,479	—	—	6,261,479
Rights
Consumer Discretionary	—	— (a)	—	—
Financials	—	36,044	—	36,044

Total Assets	$6,583,231	$755,150,280	$6,564	$761,740,075

Liabilities:
Forward Currency Contracts	$—	$(708,436)	$—	$(708,436)
Futures	(6,290,079)	—	—	(6,290,079)

Total Liabilities	$(6,290,079)	$(708,436)	$—	$(6,998,515)

Total	$293,152	$754,441,844	$6,564	$754,741,560

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,328,820
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,874,613

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,472,592
Aggregate gross unrealized depreciation	(32,318,877)

Net unrealized appreciation	$98,153,715

Federal income tax cost of investments	$657,285,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.1%)
AGL Energy Ltd.	70,570	$836,604
ALS Ltd.	39,753	183,426
Alumina Ltd.*	255,445	379,095
Amcor Ltd.	126,094	1,250,850
AMP Ltd.	306,181	1,463,699
APA Group	87,061	567,123
Asciano Ltd.	99,572	527,441
ASX Ltd.	20,152	632,717
Aurizon Holdings Ltd.	221,846	879,895
AusNet Services*	164,462	196,553
Australia & New Zealand Banking Group Ltd.	286,310	7,750,986
Bank of Queensland Ltd.	37,760	384,827
Bendigo & Adelaide Bank Ltd.	44,877	468,361
BHP Billiton Ltd.	334,634	9,923,530
BHP Billiton plc	220,099	6,119,351
Boral Ltd.	78,363	340,995
Brambles Ltd.	161,546	1,346,524
Caltex Australia Ltd.	14,665	359,390
CFS Retail Property Trust Group (REIT)	216,821	378,726
Coca-Cola Amatil Ltd.	60,745	466,967
Cochlear Ltd.	6,270	381,589
Commonwealth Bank of Australia	168,582	11,112,952
Computershare Ltd.	48,912	520,751
Crown Resorts Ltd.	38,260	462,280
CSL Ltd.	50,222	3,261,394
Dexus Property Group (REIT)	567,551	551,580
Federation Centres (REIT)	145,274	328,162
Flight Centre Travel Group Ltd.	5,872	219,788
Fortescue Metals Group Ltd.	160,606	489,353
Goodman Group (REIT)	179,790	813,836
GPT Group (REIT)	178,842	605,984
Harvey Norman Holdings Ltd.	60,566	192,494
Iluka Resources Ltd.	42,906	295,272
Incitec Pivot Ltd.	169,418	401,985
Insurance Australia Group Ltd.	243,358	1,304,001
Leighton Holdings Ltd.	10,395	175,656
Lend Lease Group	58,116	729,669
Macquarie Group Ltd.	30,190	1,522,268
Metcash Ltd.	90,021	207,291
Mirvac Group (REIT)	379,150	570,979
National Australia Bank Ltd.	246,023	7,009,293
Newcrest Mining Ltd.*	81,033	748,506
Orica Ltd.	39,300	650,332
Origin Energy Ltd.	115,895	1,519,034
Qantas Airways Ltd.*	108,231	131,719
QBE Insurance Group Ltd.	139,611	1,425,277
Ramsay Health Care Ltd.	13,662	599,165
REA Group Ltd.	5,571	211,106
Santos Ltd.	101,390	1,213,513
Scentre Group (REIT)*	547,765	1,573,074
Seek Ltd.	32,746	464,753
Sonic Healthcare Ltd.	39,616	608,389
Stockland Corp., Ltd. (REIT)	241,959	836,796
Suncorp Group Ltd.	134,667	1,655,424
Sydney Airport	111,224	415,822
Tabcorp Holdings Ltd.	79,921	252,609
Tatts Group Ltd.	148,417	409,332
Telstra Corp., Ltd.	451,882	2,096,920
Toll Holdings Ltd.	71,191	351,548
TPG Telecom Ltd.	28,650	171,578
Transurban Group	182,871	1,236,070
Treasury Wine Estates Ltd.	67,457	250,423
Wesfarmers Ltd.	119,195	4,399,867
Westfield Corp. (REIT)	205,602	1,341,110
Westpac Banking Corp.	324,373	9,127,913
Woodside Petroleum Ltd.	77,214	2,744,752
Woolworths Ltd.	131,304	3,936,340
WorleyParsons Ltd.	21,264	285,595

		104,270,604

Austria (0.1%)
Andritz AG	7,560	403,144
Erste Group Bank AG	29,039	665,150
Immofinanz AG*	100,336	284,761
OMV AG	15,318	515,512
Raiffeisen Bank International AG	12,349	268,587
Telekom Austria AG	11,101	100,041
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,832	173,055
Voestalpine AG	11,808	466,811

		2,877,061

Belgium (0.8%)
Ageas	23,456	778,722
Anheuser-Busch InBev N.V.	83,887	9,336,620
Belgacom S.A.	16,128	561,410
Colruyt S.A.	7,559	333,061
Delhaize Group S.A.	10,702	744,525
Groupe Bruxelles Lambert S.A.	8,470	776,249
KBC Groep N.V.*	26,227	1,396,759
Solvay S.A.	6,179	951,355
Telenet Group Holding N.V.*	5,596	321,595
UCB S.A.	13,166	1,195,315
Umicore S.A.	11,296	494,152

		16,889,763

Bermuda (0.1%)
Seadrill Ltd.	39,185	1,050,870

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	200,299	185,273

Denmark (1.0%)
A. P. Moller - Maersk A/S, Class A	401	926,711
A. P. Moller - Maersk A/S, Class B	744	1,767,356
Carlsberg A/S, Class B	11,239	999,268
Coloplast A/S, Class B	11,619	973,910
Danske Bank A/S	68,760	1,869,052
DSV A/S	18,835	530,514
Novo Nordisk A/S, Class B	208,455	9,974,347
Novozymes A/S, Class B	25,008	1,085,007
Pandora A/S	12,007	941,442
TDC A/S	83,862	636,910
Tryg A/S	2,265	235,203
Vestas Wind Systems A/S*	23,497	918,582
William Demant Holding A/S*	2,296	176,128

		21,034,430

Finland (0.6%)
Elisa Oyj	14,404	382,416
Fortum Oyj	46,118	1,124,795
Kone Oyj, Class B	32,217	1,294,810
Metso Oyj	11,804	420,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Neste Oil Oyj	12,741	$262,308
Nokia Oyj	390,600	3,332,561
Nokian Renkaat Oyj	11,934	359,949
Orion Oyj, Class B	10,471	409,987
Sampo Oyj, Class A	46,584	2,259,376
Stora Enso Oyj, Class R	58,848	490,936
UPM-Kymmene Oyj	54,744	782,023
Wartsila Oyj Abp	15,566	696,577

		11,816,173

France (6.3%)
Accor S.A.	17,797	789,333
Aeroports de Paris S.A.	3,070	367,477
Air Liquide S.A.	36,202	4,415,657
Airbus Group N.V.	61,208	3,851,523
Alcatel-Lucent*	292,837	908,765
Alstom S.A.*	22,588	772,586
Arkema S.A.	5,933	398,064
AtoS	8,193	593,674
AXA S.A.‡	189,480	4,669,186
BNP Paribas S.A.	110,365	7,321,105
Bollore S.A.	566	321,556
Bouygues S.A.	20,036	649,491
Bureau Veritas S.A.	22,811	504,056
Cap Gemini S.A.	15,333	1,100,589
Carrefour S.A.	64,538	1,993,850
Casino Guichard Perrachon S.A.	5,839	628,862
Christian Dior S.A.	5,700	955,358
Cie de Saint-Gobain S.A.	46,288	2,118,445
Cie Generale des Etablissements Michelin	19,476	1,837,065
CNP Assurances S.A.	17,840	335,964
Credit Agricole S.A.	102,817	1,551,214
Danone S.A.	60,259	4,033,837
Dassault Systemes S.A.	13,355	857,908
Edenred	21,134	521,454
Electricite de France S.A.	24,946	818,264
Essilor International S.A.	21,436	2,353,878
Eurazeo S.A.	3,958	284,852
Eutelsat Communications S.A.	16,195	522,934
Fonciere des Regions (REIT)	2,929	263,957
GDF Suez S.A.	151,780	3,807,276
Gecina S.A. (REIT)	2,701	353,943
Groupe Eurotunnel S.A. (Registered)	48,783	595,944
ICADE (REIT)	3,877	326,962
Iliad S.A.	2,714	574,519
Imerys S.A.	3,502	258,226
J.C. Decaux S.A.	7,139	225,378
Kering	7,902	1,593,406
Klepierre S.A. (REIT)	10,630	465,487
Lafarge S.A.	19,625	1,413,375
Lagardere S.C.A.	12,088	323,524
Legrand S.A.	27,668	1,439,603
L’Oreal S.A.	25,900	4,112,023
LVMH Moet Hennessy Louis Vuitton S.A.	29,128	4,734,888
Natixis S.A.	96,149	661,611
Orange S.A.	193,562	2,910,516
Pernod-Ricard S.A.	22,094	2,501,478
Peugeot S.A.*	41,012	526,031
Publicis Groupe S.A.	19,028	1,306,691
Remy Cointreau S.A.	2,369	170,553
Renault S.A.	19,878	1,439,881
Rexel S.A.	28,095	524,297
Safran S.A.	28,406	1,843,422
Sanofi S.A.	123,526	13,973,108
Schneider Electric SE	54,399	4,177,486
SCOR SE	16,179	505,457
Societe BIC S.A.	3,099	399,639
Societe Generale S.A.	74,993	3,828,579
Sodexo S.A.	9,856	964,519
Suez Environnement Co. S.A.	29,919	506,186
Technip S.A.	10,751	904,501
Thales S.A.	9,592	510,958
Total S.A.	223,241	14,507,076
Unibail-Rodamco SE (REIT)	10,163	2,614,770
Valeo S.A.	7,912	880,505
Vallourec S.A.	11,490	528,398
Veolia Environnement S.A.	43,231	763,349
Vinci S.A.	50,375	2,927,121
Vivendi S.A.*	126,058	3,044,240
Wendel S.A.	3,323	376,733
Zodiac Aerospace	19,427	619,689

		129,882,252

Germany (5.7%)
adidas AG	21,908	1,639,501
Allianz SE (Registered)	47,570	7,711,690
Axel Springer SE	4,267	234,925
BASF SE	95,825	8,790,537
Bayer AG (Registered)	86,273	12,084,453
Bayerische Motoren Werke (BMW) AG	34,545	3,709,598
Bayerische Motoren Werke (BMW) AG (Preference)	5,755	468,332
Beiersdorf AG	10,390	867,961
Brenntag AG	16,028	787,701
Celesio AG	5,401	179,684
Commerzbank AG*	100,571	1,503,990
Continental AG	11,480	2,184,397
Daimler AG (Registered)	100,456	7,705,480
Deutsche Bank AG (Registered)	144,003	5,051,800
Deutsche Boerse AG	20,164	1,358,216
Deutsche Lufthansa AG (Registered)	23,568	372,243
Deutsche Post AG (Registered)	100,850	3,234,143
Deutsche Telekom AG (Registered)	324,865	4,923,849
Deutsche Wohnen AG	29,302	626,207
E.ON SE	208,600	3,819,030
Fraport AG Frankfurt Airport Services Worldwide	4,118	270,777
Fresenius Medical Care AG & Co. KGaA	22,755	1,589,361
Fresenius SE & Co. KGaA	39,301	1,945,606
Fuchs Petrolub SE (Preference)	7,302	277,606
GEA Group AG	19,181	836,907
Hannover Rueck SE	6,263	506,429
HeidelbergCement AG	14,780	976,703
Henkel AG & Co. KGaA	12,262	1,145,922
Henkel AG & Co. KGaA (Preference)	18,607	1,858,034
Hochtief AG	2,349	161,726
Hugo Boss AG	3,233	404,097
Infineon Technologies AG	117,154	1,212,329
K+S AG (Registered)	18,179	515,589
Kabel Deutschland Holding AG	2,390	324,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lanxess AG	9,548	$527,065
Linde AG	19,293	3,707,595
MAN SE	3,690	415,264
Merck KGaA	13,479	1,243,310
Metro AG*	16,922	557,417
Muenchener Rueckversicherungs AG (Registered)	18,010	3,561,126
OSRAM Licht AG*	9,426	351,153
Porsche Automobil Holding SE (Preference)	16,038	1,285,091
ProSiebenSat.1 Media AG (Registered)	22,682	903,860
RWE AG	50,773	1,978,695
SAP SE	96,139	6,933,560
Siemens AG (Registered)	82,724	9,860,207
Sky Deutschland AG*	45,654	388,016
Telefonica Deutschland Holding AG*	55,011	287,654
ThyssenKrupp AG*	47,091	1,235,661
United Internet AG (Registered)	12,083	514,234
Volkswagen AG	3,046	632,103
Volkswagen AG (Preference)	16,907	3,510,661

		117,172,306

Hong Kong (1.8%)
AIA Group Ltd.	1,256,700	6,498,066
ASM Pacific Technology Ltd.	24,177	239,284
Bank of East Asia Ltd.	132,121	535,130
BOC Hong Kong Holdings Ltd.	388,523	1,238,394
Cathay Pacific Airways Ltd.	120,768	222,410
Cheung Kong Holdings Ltd.	144,708	2,383,582
Cheung Kong Infrastructure Holdings Ltd.	62,013	435,257
CLP Holdings Ltd.	197,028	1,582,091
First Pacific Co., Ltd.	249,900	260,364
Galaxy Entertainment Group Ltd.	242,800	1,410,237
Hang Lung Properties Ltd.	229,711	653,794
Hang Seng Bank Ltd.	79,879	1,282,821
Henderson Land Development Co., Ltd.	108,819	704,920
HKT Trust and HKT Ltd.	279,140	337,203
Hong Kong & China Gas Co., Ltd.	654,107	1,418,593
Hong Kong Exchanges and Clearing Ltd.	115,222	2,479,584
Hutchison Whampoa Ltd.	222,533	2,693,948
Hysan Development Co., Ltd.	67,907	313,961
Kerry Properties Ltd.	62,224	209,154
Li & Fung Ltd.	611,850	694,993
Link REIT (REIT)	238,519	1,374,621
MTR Corp., Ltd.	148,016	579,494
New World Development Co., Ltd.	547,327	637,209
Noble Group Ltd.	441,730	450,144
NWS Holdings Ltd.	156,968	279,374
PCCW Ltd.	425,965	267,708
Power Assets Holdings Ltd.	144,865	1,280,769
Shangri-La Asia Ltd.	142,635	211,615
Sino Land Co., Ltd.	311,007	480,638
SJM Holdings Ltd.	198,100	377,584
Sun Hung Kai Properties Ltd.	169,608	2,404,920
Swire Pacific Ltd., Class A	66,312	854,002
Swire Properties Ltd.	123,200	383,966
Techtronic Industries Co.	142,700	412,579
Wharf Holdings Ltd.	156,313	1,111,223
Wheelock & Co., Ltd.	91,674	438,013
Yue Yuen Industrial Holdings Ltd.	75,137	227,883

		37,365,528

Ireland (0.6%)
Bank of Ireland*	2,855,956	1,118,437
CRH plc (BATS Europe Exchange)	47,023	1,075,597
CRH plc (London Stock Exchange)	30,276	692,055
Experian plc	103,757	1,654,303
James Hardie Industries plc (CDI)	45,721	479,171
Kerry Group plc (BATS Europe Exchange), Class A	5,142	364,542
Kerry Group plc (Irish Stock Exchange), Class A	11,384	802,611
Ryanair Holdings plc (ADR)*	1,950	110,039
Shire plc	61,541	5,327,568

		11,624,323

Israel (0.4%)
Bank Hapoalim B.M	108,293	610,719
Bank Leumi Le-Israel B.M.*	136,927	554,705
Bezeq Israeli Telecommunication Corp., Ltd.	201,761	348,471
Delek Group Ltd.	495	187,492
Israel Chemicals Ltd.	46,089	331,625
Israel Corp., Ltd.*	307	172,799
Mizrahi Tefahot Bank Ltd.*	13,693	163,701
NICE-Systems Ltd.	5,994	242,823
Teva Pharmaceutical Industries Ltd.	89,177	4,811,217

		7,423,552

Italy (1.6%)
Assicurazioni Generali S.p.A.	121,908	2,565,238
Atlantia S.p.A.	42,918	1,059,758
Banca Monte dei Paschi di Siena S.p.A.*	444,256	585,807
Banco Popolare SC*	38,528	565,948
Enel Green Power S.p.A.	179,085	458,268
Enel S.p.A.	687,030	3,646,299
Eni S.p.A.	265,446	6,326,574
Exor S.p.A.	10,302	399,987
Fiat S.p.A.*	90,648	874,726
Finmeccanica S.p.A.*	42,789	416,414
Intesa Sanpaolo S.p.A.	1,311,012	3,950,257
Luxottica Group S.p.A.	17,490	910,580
Mediobanca S.p.A.*	62,328	536,106
Pirelli & C. S.p.A.	24,514	339,348
Prysmian S.p.A.	21,708	403,323
Saipem S.p.A.*	27,986	595,256
Snam S.p.A.	210,106	1,162,340
Telecom Italia S.p.A.*	1,040,485	1,192,623
Telecom Italia S.p.A. (RNC)	616,738	548,006
Terna Rete Elettrica Nazionale S.p.A.	155,438	781,770
UniCredit S.p.A.	459,681	3,634,557
Unione di Banche Italiane S.c.p.A.	88,843	747,340
UnipolSai S.p.A.	93,732	265,190

		31,965,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (13.7%)
ABC-Mart, Inc.	2,599	$132,705
Acom Co., Ltd.*	42,129	140,974
Advantest Corp.	16,602	214,044
Aeon Co., Ltd.	66,948	666,580
AEON Financial Service Co., Ltd.	12,262	262,402
Aeon Mall Co., Ltd.	11,891	226,924
Air Water, Inc.	14,966	222,699
Aisin Seiki Co., Ltd.	19,862	716,245
Ajinomoto Co., Inc.	60,771	1,011,234
Alfresa Holdings Corp.	17,336	249,904
Amada Co., Ltd.	35,852	341,603
ANA Holdings, Inc.	115,698	269,109
Aozora Bank Ltd.	116,345	393,563
Asahi Glass Co., Ltd.	106,843	579,246
Asahi Group Holdings Ltd.	40,313	1,166,293
Asahi Kasei Corp.	129,873	1,054,378
Asics Corp.	17,136	386,078
Astellas Pharma, Inc.	225,490	3,357,421
Bandai Namco Holdings, Inc.	18,781	482,047
Bank of Kyoto Ltd.	36,490	303,099
Bank of Yokohama Ltd.	123,300	678,136
Benesse Holdings, Inc.	7,326	240,470
Bridgestone Corp.	67,641	2,233,834
Brother Industries Ltd.	25,685	475,175
Calbee, Inc.	7,242	237,053
Canon, Inc.	118,564	3,859,884
Casio Computer Co., Ltd.	21,973	366,233
Central Japan Railway Co.	14,971	2,022,296
Chiba Bank Ltd.	77,328	537,965
Chiyoda Corp.	15,333	169,303
Chubu Electric Power Co., Inc.*	66,446	762,758
Chugai Pharmaceutical Co., Ltd.	22,853	661,575
Chugoku Bank Ltd.	18,240	267,925
Chugoku Electric Power Co., Inc.	32,138	411,999
Citizen Holdings Co., Ltd.	29,692	194,653
Credit Saison Co., Ltd.	15,784	304,095
Dai Nippon Printing Co., Ltd.	59,328	594,768
Daicel Corp.	28,876	313,575
Daido Steel Co., Ltd.	29,481	117,467
Daihatsu Motor Co., Ltd.	19,094	303,101
Dai-ichi Life Insurance Co., Ltd.	111,019	1,647,950
Daiichi Sankyo Co., Ltd.	66,683	1,046,377
Daikin Industries Ltd.	24,469	1,516,665
Daito Trust Construction Co., Ltd.	7,560	893,000
Daiwa House Industry Co., Ltd.	61,617	1,105,370
Daiwa Securities Group, Inc.	173,045	1,370,949
DeNA Co., Ltd.	10,764	136,912
Denso Corp.	50,906	2,346,294
Dentsu, Inc.	22,495	856,318
Don Quijote Holdings Co., Ltd.	5,900	338,372
East Japan Railway Co.	35,010	2,623,954
Eisai Co., Ltd.	25,995	1,051,177
Electric Power Development Co., Ltd.	12,697	415,033
FamilyMart Co., Ltd.	6,196	236,428
FANUC Corp.	20,016	3,615,381
Fast Retailing Co., Ltd.	5,682	1,901,598
Fuji Electric Co., Ltd.	56,989	275,917
Fuji Heavy Industries Ltd.	61,032	2,017,798
Fujifilm Holdings Corp.	47,932	1,472,814
Fujitsu Ltd.	196,258	1,207,879
Fukuoka Financial Group, Inc.	77,017	367,266
Gree, Inc.	9,065	61,825
GungHo Online Entertainment, Inc.	42,367	202,033
Gunma Bank Ltd.	42,677	245,925
Hachijuni Bank Ltd.	45,684	274,500
Hakuhodo DY Holdings, Inc.	23,110	233,892
Hamamatsu Photonics KK	7,400	351,530
Hankyu Hanshin Holdings, Inc.	118,000	687,504
Hikari Tsushin, Inc.	1,800	127,850
Hino Motors Ltd.	27,518	384,888
Hirose Electric Co., Ltd.	3,002	370,614
Hiroshima Bank Ltd.	53,000	260,470
Hisamitsu Pharmaceutical Co., Inc.	6,233	223,916
Hitachi Chemical Co., Ltd.	11,212	199,347
Hitachi Construction Machinery Co., Ltd.	11,087	223,206
Hitachi High-Technologies Corp.	6,982	200,532
Hitachi Ltd.	505,621	3,861,022
Hitachi Metals Ltd.	23,525	423,847
Hokuhoku Financial Group, Inc.	119,000	233,280
Hokuriku Electric Power Co.	17,862	234,686
Honda Motor Co., Ltd.	169,914	5,887,150
Hoya Corp.	45,519	1,528,990
Hulic Co., Ltd.	25,412	268,775
Ibiden Co., Ltd.	13,366	260,313
Idemitsu Kosan Co., Ltd.	8,648	183,565
IHI Corp.	141,166	731,090
Iida Group Holdings Co., Ltd.	17,171	210,107
INPEX Corp.	90,663	1,280,896
Isetan Mitsukoshi Holdings Ltd.	35,232	458,731
Isuzu Motors Ltd.	61,064	862,997
ITOCHU Corp.	156,374	1,910,564
ITOCHU Techno-Solutions Corp.	2,375	99,829
Iyo Bank Ltd.	23,826	241,138
J. Front Retailing Co., Ltd.	24,165	316,178
Japan Airlines Co., Ltd.	12,764	349,141
Japan Display, Inc.*	37,232	179,583
Japan Exchange Group, Inc.	27,161	644,633
Japan Prime Realty Investment Corp. (REIT)	79	284,522
Japan Real Estate Investment Corp. (REIT)	126	647,951
Japan Retail Fund Investment Corp. (REIT)	240	483,611
Japan Tobacco, Inc.	114,897	3,736,837
JFE Holdings, Inc.	50,924	1,016,158
JGC Corp.	22,348	610,074
Joyo Bank Ltd.	71,480	351,942
JSR Corp.	18,182	317,139
JTEKT Corp.	21,318	356,482
JX Holdings, Inc.	232,893	1,073,421
Kajima Corp.	85,261	408,133
Kakaku.com, Inc.	15,412	218,937
Kamigumi Co., Ltd.	23,296	220,481
Kaneka Corp.	30,324	169,488
Kansai Electric Power Co., Inc.*	72,977	689,680
Kansai Paint Co., Ltd.	23,791	355,319
Kao Corp.	54,103	2,109,610
Kawasaki Heavy Industries Ltd.	145,851	582,473
KDDI Corp.	60,758	3,652,405
Keikyu Corp.	48,534	405,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Keio Corp.	60,997	$451,047
Keisei Electric Railway Co., Ltd.	28,784	289,218
Keyence Corp.	4,826	2,097,390
Kikkoman Corp.	15,376	326,797
Kintetsu Corp.	187,549	631,006
Kirin Holdings Co., Ltd.	85,720	1,138,374
Kobe Steel Ltd.	309,905	502,969
Koito Manufacturing Co., Ltd.	11,007	298,973
Komatsu Ltd.	97,172	2,247,338
Konami Corp.	10,112	210,768
Konica Minolta, Inc.	49,064	529,672
Kubota Corp.	117,833	1,861,369
Kuraray Co., Ltd.	35,484	416,070
Kurita Water Industries Ltd.	10,086	225,033
Kyocera Corp.	33,288	1,551,265
Kyowa Hakko Kirin Co., Ltd.	24,593	301,596
Kyushu Electric Power Co., Inc.	44,212	476,486
Lawson, Inc.	6,620	462,962
LIXIL Group Corp.	27,577	589,131
M3, Inc.	20,069	322,056
Mabuchi Motor Co., Ltd.	2,811	245,025
Makita Corp.	12,451	703,863
Marubeni Corp.	172,889	1,183,543
Marui Group Co., Ltd.	25,814	212,537
Maruichi Steel Tube Ltd.	4,338	106,517
Mazda Motor Corp.	56,973	1,428,026
McDonald’s Holdings Co. Japan Ltd.	6,860	169,694
Medipal Holdings Corp.	15,278	185,690
MEIJI Holdings Co., Ltd.	6,582	520,319
Miraca Holdings, Inc.	5,600	231,557
Mitsubishi Chemical Holdings Corp.	143,274	704,907
Mitsubishi Corp.	147,079	3,011,985
Mitsubishi Electric Corp.	202,239	2,693,139
Mitsubishi Estate Co., Ltd.	130,165	2,929,677
Mitsubishi Gas Chemical Co., Inc.	42,717	272,251
Mitsubishi Heavy Industries Ltd.	315,548	2,030,095
Mitsubishi Logistics Corp.	13,092	187,890
Mitsubishi Materials Corp.	112,181	363,112
Mitsubishi Motors Corp.	67,562	819,923
Mitsubishi Tanabe Pharma Corp.	22,469	329,634
Mitsubishi UFJ Financial Group, Inc.	1,330,040	7,521,229
Mitsubishi UFJ Lease & Finance Co., Ltd.	51,915	271,231
Mitsui & Co., Ltd.	178,902	2,821,163
Mitsui Chemicals, Inc.*	83,712	232,798
Mitsui Fudosan Co., Ltd.	97,443	2,984,817
Mitsui O.S.K. Lines Ltd.	116,334	371,251
Mizuho Financial Group, Inc.	2,400,940	4,288,527
MS&AD Insurance Group Holdings, Inc.	52,391	1,142,881
Murata Manufacturing Co., Ltd.	21,123	2,401,676
Nabtesco Corp.	12,525	300,235
Nagoya Railroad Co., Ltd.	87,000	349,031
NEC Corp.	270,647	935,265
Nexon Co., Ltd.	11,596	95,686
NGK Insulators Ltd.	27,733	660,484
NGK Spark Plug Co., Ltd.	18,099	532,202
NH Foods Ltd.	18,321	388,554
NHK Spring Co., Ltd.	15,570	152,612
Nidec Corp.	21,246	1,437,386
Nikon Corp.	35,441	512,186
Nintendo Co., Ltd.	11,201	1,218,399
Nippon Building Fund, Inc. (REIT)	147	773,367
Nippon Electric Glass Co., Ltd.	40,978	199,519
Nippon Express Co., Ltd.	86,461	361,847
Nippon Paint Co., Ltd.	18,079	406,334
Nippon Prologis REIT, Inc. (REIT)	140	325,635
Nippon Steel & Sumitomo Metal Corp.	793,620	2,059,396
Nippon Telegraph & Telephone Corp.	39,341	2,446,729
Nippon Yusen KK	166,558	438,890
Nissan Motor Co., Ltd.	259,584	2,530,160
Nisshin Seifun Group, Inc.	21,887	216,326
Nissin Foods Holdings Co., Ltd.	6,294	327,110
Nitori Holdings Co., Ltd.	7,300	451,944
Nitto Denko Corp.	16,073	881,505
NOK Corp.	9,436	216,467
Nomura Holdings, Inc.	378,513	2,256,410
Nomura Real Estate Holdings, Inc.	12,725	218,590
Nomura Research Institute Ltd.	11,712	378,564
NSK Ltd.	47,549	676,763
NTT Data Corp.	12,977	467,373
NTT DOCOMO, Inc.	159,195	2,657,000
NTT Urban Development Corp.	10,789	113,522
Obayashi Corp.	65,334	447,375
Odakyu Electric Railway Co., Ltd.	66,950	612,271
Oji Holdings Corp.	79,744	301,744
Olympus Corp.*	25,148	902,278
Omron Corp.	21,056	956,087
Ono Pharmaceutical Co., Ltd.	8,825	783,729
Oracle Corp. Japan	3,960	154,537
Oriental Land Co., Ltd.	5,336	1,008,817
ORIX Corp.	137,212	1,892,881
Osaka Gas Co., Ltd.	198,669	798,299
Otsuka Corp.	5,219	207,475
Otsuka Holdings Co., Ltd.	40,652	1,401,090
Panasonic Corp.	230,524	2,741,906
Park24 Co., Ltd.	10,400	165,945
Rakuten, Inc.	82,765	953,109
Resona Holdings, Inc.	229,747	1,295,423
Ricoh Co., Ltd.	73,176	785,971
Rinnai Corp.	3,949	328,018
Rohm Co., Ltd.	10,074	633,787
Sankyo Co., Ltd.	5,402	193,571
Sanrio Co., Ltd.	5,000	144,974
Santen Pharmaceutical Co., Ltd.	7,469	418,141
SBI Holdings, Inc.	21,299	238,479
Secom Co., Ltd.	21,940	1,306,898
Sega Sammy Holdings, Inc.	18,925	304,560
Seibu Holdings, Inc.	12,608	251,758
Seiko Epson Corp.	13,300	639,079
Sekisui Chemical Co., Ltd.	42,617	488,828
Sekisui House Ltd.	58,430	688,321
Seven & I Holdings Co., Ltd.	78,321	3,037,862
Seven Bank Ltd.	60,007	244,569
Sharp Corp.*	154,487	439,480
Shikoku Electric Power Co., Inc.*	18,857	241,741
Shimadzu Corp.	23,427	202,710
Shimamura Co., Ltd.	2,468	226,829
Shimano, Inc.	8,291	1,008,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Shimizu Corp.	63,090	$497,587
Shin-Etsu Chemical Co., Ltd.	42,871	2,801,909
Shinsei Bank Ltd.	168,420	360,873
Shionogi & Co., Ltd.	31,693	727,053
Shiseido Co., Ltd.	37,378	616,690
Shizuoka Bank Ltd.	56,770	584,393
Showa Shell Sekiyu KK	18,225	173,817
SMC Corp.	5,842	1,611,311
SoftBank Corp.	100,484	7,044,645
Sompo Japan Nipponkoa Holdings, Inc.	34,807	844,508
Sony Corp.	108,699	1,973,282
Sony Financial Holdings, Inc.	19,187	310,351
Stanley Electric Co., Ltd.	14,616	316,108
Sumitomo Chemical Co., Ltd.	159,842	569,849
Sumitomo Corp.	118,496	1,307,859
Sumitomo Dainippon Pharma Co. Ltd.	16,312	207,776
Sumitomo Electric Industries Ltd.	78,660	1,162,239
Sumitomo Heavy Industries Ltd.	61,132	343,911
Sumitomo Metal Mining Co., Ltd.	54,641	769,234
Sumitomo Mitsui Financial Group, Inc.	132,608	5,405,884
Sumitomo Mitsui Trust Holdings, Inc.	348,054	1,448,704
Sumitomo Realty & Development Co., Ltd.	38,312	1,363,233
Sumitomo Rubber Industries Ltd.	17,664	251,089
Suntory Beverage & Food Ltd.	14,443	512,271
Suruga Bank Ltd.	19,526	389,185
Suzuken Co., Ltd.	7,194	207,276
Suzuki Motor Corp.	38,064	1,261,743
Sysmex Corp.	15,000	603,146
T&D Holdings, Inc.	60,546	777,561
Taiheiyo Cement Corp.	122,704	463,182
Taisei Corp.	106,613	601,718
Taisho Pharmaceutical Holdings Co., Ltd.	3,489	238,909
Taiyo Nippon Sanso Corp.	24,608	216,968
Takashimaya Co., Ltd.	26,045	217,764
Takeda Pharmaceutical Co., Ltd.	82,507	3,586,901
TDK Corp.	13,111	731,610
Teijin Ltd.	102,750	248,268
Terumo Corp.	31,266	749,472
THK Co., Ltd.	11,792	293,523
Tobu Railway Co., Ltd.	108,009	543,615
Toho Co., Ltd.	11,254	254,478
Toho Gas Co., Ltd.	43,306	244,022
Tohoku Electric Power Co., Inc.	46,941	533,289
Tokio Marine Holdings, Inc.	72,052	2,235,304
Tokyo Electric Power Co., Inc.*	153,332	536,854
Tokyo Electron Ltd.	17,845	1,164,664
Tokyo Gas Co., Ltd.	249,286	1,401,275
Tokyo Tatemono Co., Ltd.	40,437	327,035
Tokyu Corp.	120,019	786,812
Tokyu Fudosan Holdings Corp.	50,691	347,569
TonenGeneral Sekiyu KK	28,547	249,615
Toppan Printing Co., Ltd.	59,090	424,554
Toray Industries, Inc.	155,226	1,026,112
Toshiba Corp.	417,726	1,935,613
TOTO Ltd.	28,247	310,608
Toyo Seikan Group Holdings Ltd.	17,296	214,317
Toyo Suisan Kaisha Ltd.	9,146	303,546
Toyoda Gosei Co., Ltd.	7,358	143,571
Toyota Industries Corp.	16,982	820,648
Toyota Motor Corp.	287,835	16,961,729
Toyota Tsusho Corp.	22,186	540,515
Trend Micro, Inc.	10,518	355,795
Unicharm Corp.	39,333	896,760
United Urban Investment Corp. (REIT)	264	405,117
USS Co., Ltd.	22,460	344,042
West Japan Railway Co.	17,376	777,821
Yahoo! Japan Corp.	148,099	563,094
Yakult Honsha Co., Ltd.	9,393	493,309
Yamada Denki Co., Ltd.	89,832	262,104
Yamaguchi Financial Group, Inc.	21,834	206,246
Yamaha Corp.	18,521	241,993
Yamaha Motor Co., Ltd.	27,968	546,992
Yamato Holdings Co., Ltd.	38,164	710,388
Yamato Kogyo Co., Ltd.	3,913	130,582
Yamazaki Baking Co., Ltd.	11,548	148,884
Yaskawa Electric Corp.	23,330	315,888
Yokogawa Electric Corp.	22,097	290,530
Yokohama Rubber Co., Ltd.	19,761	170,989

		281,961,871

Luxembourg (0.2%)
Altice S.A.*	9,103	482,092
ArcelorMittal S.A.	105,157	1,447,722
Millicom International Cellular S.A. (SDR)	6,942	557,496
RTL Group S.A.	4,052	347,453
SES S.A. (FDR)	31,943	1,104,461
Tenaris S.A.	49,489	1,134,503

		5,073,727

Macau (0.1%)
MGM China Holdings Ltd.	100,700	289,850
Sands China Ltd.	253,296	1,321,144
Wynn Macau Ltd.	161,200	512,778

		2,123,772

Mexico (0.0%)
Fresnillo plc	23,232	286,235

Netherlands (2.6%)
Aegon N.V.	189,698	1,565,055
Akzo Nobel N.V.	24,973	1,711,161
ASML Holding N.V.	37,460	3,729,278
Corio N.V. (REIT)	7,133	349,787
Delta Lloyd N.V.	20,354	490,897
Fugro N.V. (CVA)	7,612	230,408
Gemalto N.V.	8,260	758,255
Heineken Holding N.V.	10,541	697,244
Heineken N.V.	23,978	1,794,108
ING Groep N.V. (CVA)*	400,862	5,726,352
Koninklijke Ahold N.V.	97,186	1,573,665
Koninklijke Boskalis Westminster N.V.	8,551	481,479
Koninklijke DSM N.V.	18,212	1,123,795
Koninklijke KPN N.V.*	337,102	1,080,195
Koninklijke Philips N.V.	101,551	3,240,590
Koninklijke Vopak N.V.	7,304	394,152
OCI*	9,284	286,763
QIAGEN N.V.*	25,561	582,095
Randstad Holding N.V.	13,032	606,718
Royal Dutch Shell plc, Class A	409,467	15,655,898
Royal Dutch Shell plc, Class B	254,908	10,070,759
TNT Express N.V.	45,072	285,438
Wolters Kluwer N.V.	31,228	833,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ziggo N.V.*	15,773	$738,910

		54,006,028

New Zealand (0.1%)
Auckland International Airport Ltd.	98,881	297,187
Contact Energy Ltd.	40,723	190,107
Fletcher Building Ltd.	73,154	501,405
Ryman Healthcare Ltd.	38,889	237,101
Spark New Zealand Ltd.	186,049	431,360
Xero Ltd.*	6,795	114,578

		1,771,738

Norway (0.5%)
Akastor ASA	6,649	26,752
Aker Solutions ASA*§	15,879	158,178
DNB ASA	102,861	1,926,017
Gjensidige Forsikring ASA	21,609	457,086
Norsk Hydro ASA	140,114	783,797
Orkla ASA	85,193	770,413
Statoil ASA	116,336	3,172,430
Telenor ASA	79,003	1,733,830
Yara International ASA	18,922	950,113

		9,978,616

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	3,662,189	479,205
Banco Espirito Santo S.A. (Registered)(b)*†	106,365	1
EDP - Energias de Portugal S.A.	240,819	1,050,895
Galp Energia SGPS S.A.	40,010	650,381
Jeronimo Martins SGPS S.A.	25,909	285,291

		2,465,773

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	205,656	362,723
CapitaCommercial Trust (REIT)	211,400	264,312
CapitaLand Ltd.	266,407	668,262
CapitaMall Trust (REIT)	245,182	367,091
City Developments Ltd.	43,569	328,552
ComfortDelGro Corp., Ltd.	208,050	391,409
DBS Group Holdings Ltd.	177,970	2,569,732
Genting Singapore plc	653,472	583,960
Global Logistic Properties Ltd.	318,200	675,960
Golden Agri-Resources Ltd.	744,995	300,754
Hutchison Port Holdings Trust (BATS Exchange), Class U	2,100	1,481
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	572,300	400,610
Jardine Cycle & Carriage Ltd.	11,742	394,959
Keppel Corp., Ltd.	152,125	1,252,107
Keppel Land Ltd.	71,000	194,795
Olam International Ltd.	51,939	95,678
Oversea-Chinese Banking Corp., Ltd.	304,602	2,325,644
Sembcorp Industries Ltd.	99,509	404,058
Sembcorp Marine Ltd.	90,768	266,107
Singapore Airlines Ltd.	57,248	441,577
Singapore Exchange Ltd.	85,062	482,087
Singapore Press Holdings Ltd.	169,797	559,024
Singapore Technologies Engineering Ltd.	158,479	453,436
Singapore Telecommunications Ltd.	831,645	2,477,268
StarHub Ltd.	60,152	194,267
United Overseas Bank Ltd.	132,767	2,331,254
UOL Group Ltd.	44,849	232,384
Wilmar International Ltd.	204,874	496,246

		19,515,737

South Africa (0.0%)
Investec plc	58,635	494,292

Spain (2.3%)
Abertis Infraestructuras S.A.	42,284	835,283
ACS Actividades de Construccion y Servicios S.A.	18,442	708,578
Amadeus IT Holding S.A., Class A	39,631	1,482,657
Banco Bilbao Vizcaya Argentaria S.A.	617,123	7,444,596
Banco de Sabadell S.A.	356,821	1,056,400
Banco Popular Espanol S.A.	183,190	1,121,490
Banco Santander S.A.	1,251,545	12,031,194
Bankia S.A.*	477,707	891,778
CaixaBank S.A.	187,238	1,140,123
CaixaBank S.A.*†	1,194	7,270
Distribuidora Internacional de Alimentacion S.A.	63,687	457,220
Enagas S.A.	20,193	651,137
Ferrovial S.A.	43,147	836,799
Gas Natural SDG S.A.	36,899	1,086,369
Grifols S.A.	15,412	631,481
Iberdrola S.A.	530,673	3,800,411
Inditex S.A.	114,312	3,158,351
Mapfre S.A.	98,392	348,464
Red Electrica Corporacion S.A.	11,226	972,112
Repsol S.A.	106,093	2,519,214
Telefonica S.A.	427,383	6,615,324
Zardoya Otis S.A.	17,486	216,882

		48,013,133

Sweden (2.0%)
Alfa Laval AB	32,875	703,423
Assa Abloy AB, Class B	34,816	1,797,733
Atlas Copco AB, Class A	69,698	1,999,374
Atlas Copco AB, Class B	40,789	1,059,293
Boliden AB	28,336	459,832
Electrolux AB	25,035	662,303
Elekta AB, Class B	37,952	374,208
Getinge AB, Class B	21,315	537,897
Hennes & Mauritz AB, Class B	99,055	4,111,277
Hexagon AB, Class B	26,472	840,090
Husqvarna AB, Class B	40,641	287,799
Industrivarden AB, Class C	14,383	251,344
Investment AB Kinnevik, Class B	24,498	885,065
Investor AB, Class B	47,785	1,689,957
Lundin Petroleum AB*	23,513	397,857
Nordea Bank AB	316,274	4,115,594
Sandvik AB	111,029	1,252,461
Securitas AB, Class B	31,808	353,300
Skandinaviska Enskilda Banken AB, Class A	158,609	2,118,890
Skanska AB, Class B	39,746	822,350
SKF AB, Class B	41,272	861,931
Svenska Cellulosa AB S.C.A., Class B	61,221	1,460,107
Svenska Handelsbanken AB, Class A	52,069	2,449,754
Swedbank AB, Class A	94,728	2,385,266

See Notes to Portfolio of Investments.

319

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	20,908	$678,003
Tele2 AB, Class B	33,805	408,274
Telefonaktiebolaget LM Ericsson, Class B	317,642	4,032,152
TeliaSonera AB	248,374	1,718,241
Volvo AB, Class B	159,732	1,736,554

		40,450,329

Switzerland (6.4%)
ABB Ltd. (Registered)*	229,926	5,173,154
Actelion Ltd. (Registered)*	10,727	1,261,802
Adecco S.A. (Registered)*	17,802	1,209,238
Aryzta AG*	9,131	787,617
Baloise Holding AG (Registered)	4,966	637,200
Barry Callebaut AG (Registered)*	233	259,187
Chocoladefabriken Lindt & Spruengli AG	109	1,142,865
Cie Financiere Richemont S.A. (Registered)	54,582	4,479,417
Coca-Cola HBC AG (ADR)*	12,695	272,515
Coca-Cola HBC AG (CDI)*	8,901	192,350
Credit Suisse Group AG (Registered)*	157,872	4,377,157
EMS-Chemie Holding AG (Registered)	869	361,590
Geberit AG (Registered)	3,947	1,276,667
Givaudan S.A. (Registered)*	962	1,539,684
Glencore plc*	1,108,477	6,167,330
Holcim Ltd. (Registered)*	23,907	1,744,132
Julius Baer Group Ltd.*	23,475	1,053,633
Kuehne + Nagel International AG (Registered)	5,627	710,816
Lonza Group AG (Registered)*	5,573	673,640
Nestle S.A. (Registered)	335,816	24,710,458
Novartis AG (Registered)	239,811	22,644,770
Pargesa Holding S.A.	3,101	247,021
Partners Group Holding AG	1,781	469,175
Roche Holding AG	73,290	21,732,899
Schindler Holding AG	4,866	660,557
Schindler Holding AG (Registered)	2,193	292,645
SGS S.A. (Registered)	579	1,201,423
Sika AG	223	773,621
Sonova Holding AG (Registered)	5,591	893,670
STMicroelectronics N.V.	67,520	521,921
Sulzer AG (Registered)	2,488	306,211
Swatch Group AG	3,197	1,520,643
Swatch Group AG (Registered)	5,188	454,296
Swiss Life Holding AG (Registered)*	3,343	799,070
Swiss Prime Site AG (Registered)*	6,071	450,858
Swiss Reinsurance AG*	36,763	2,932,337
Swisscom AG (Registered)	2,436	1,384,236
Syngenta AG (Registered)	9,743	3,105,473
Transocean Ltd.	37,769	1,222,043
UBS AG (Registered)*	380,334	6,637,022
Wolseley plc	27,758	1,458,896
Zurich Insurance Group AG*	15,561	4,642,058

		132,381,297

United Kingdom (12.2%)
3i Group plc	101,267	629,260
Aberdeen Asset Management plc	97,253	631,435
Admiral Group plc	20,148	419,065
Aggreko plc	26,808	672,758
AMEC plc	31,278	559,798
Anglo American plc	145,599	3,266,763
Antofagasta plc	41,229	481,905
ARM Holdings plc	146,553	2,152,515
ASOS plc*	5,790	211,195
Associated British Foods plc	37,156	1,613,708
AstraZeneca plc	131,627	9,477,588
Aviva plc	306,950	2,604,999
Babcock International Group plc	52,247	924,926
BAE Systems plc	333,413	2,548,516
Barclays plc	1,707,062	6,294,459
BG Group plc	356,493	6,588,386
BP plc	1,919,936	14,113,650
British American Tobacco plc	195,065	11,011,115
British Land Co. plc (REIT)	100,729	1,147,160
British Sky Broadcasting Group plc	108,240	1,547,674
BT Group plc	825,829	5,082,057
Bunzl plc	34,582	902,608
Burberry Group plc	45,808	1,122,093
Capita plc	69,099	1,303,911
Centrica plc	528,492	2,637,122
CNH Industrial N.V.	98,376	782,799
Cobham plc	117,879	556,291
Compass Group plc	175,551	2,835,984
Croda International plc	14,050	467,615
Diageo plc	262,030	7,582,500
Direct Line Insurance Group plc	155,882	743,467
Dixons Carphone plc	101,576	603,186
easyJet plc	16,236	374,548
Friends Life Group Ltd.	149,900	748,715
G4S plc	162,462	660,282
GKN plc	168,446	871,659
GlaxoSmithKline plc	506,793	11,609,031
Hammerson plc (REIT)	73,193	681,684
Hargreaves Lansdown plc	24,999	382,981
HSBC Holdings plc	1,985,758	20,155,483
ICAP plc	55,061	345,712
IMI plc	28,550	569,291
Imperial Tobacco Group plc	100,226	4,328,504
Inmarsat plc	45,872	521,301
InterContinental Hotels Group plc	24,845	958,201
International Consolidated Airlines Group S.A.*	106,318	633,154
Intertek Group plc	17,273	733,936
Intu Properties plc (REIT)	90,054	471,113
ITV plc	397,303	1,338,414
J Sainsbury plc	126,648	516,368
Johnson Matthey plc	21,494	1,017,125
Kingfisher plc	247,978	1,302,109
Land Securities Group plc (REIT)	81,535	1,373,355
Legal & General Group plc	617,546	2,291,597
Lloyds Banking Group plc*	5,953,841	7,419,546
London Stock Exchange Group plc	23,792	720,495
Marks & Spencer Group plc	168,094	1,102,558
Meggitt plc	84,111	615,241
Melrose Industries plc	109,861	441,157
National Grid plc	389,337	5,604,822
Next plc	16,308	1,746,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Old Mutual plc	513,746	$1,513,305
Pearson plc	84,950	1,707,687
Persimmon plc*	31,304	676,985
Petrofac Ltd.	27,725	466,094
Prudential plc	267,570	5,968,690
Randgold Resources Ltd.	9,451	644,881
Reckitt Benckiser Group plc	67,734	5,874,673
Reed Elsevier N.V.	72,545	1,646,554
Reed Elsevier plc	120,694	1,933,151
Rexam plc	72,364	576,945
Rio Tinto Ltd.	45,498	2,373,415
Rio Tinto plc	132,725	6,522,792
Rolls-Royce Holdings plc*	196,198	3,067,750
Royal Bank of Scotland Group plc*	259,484	1,548,879
Royal Mail plc	67,532	429,379
RSA Insurance Group plc*	105,656	829,872
SABMiller plc	100,478	5,583,866
Sage Group plc	112,450	666,118
Schroders plc	12,945	501,770
Segro plc (REIT)	75,802	446,201
Severn Trent plc	24,765	753,574
Smith & Nephew plc	93,279	1,572,680
Smiths Group plc	40,809	836,231
Sports Direct International plc*	27,816	278,906
SSE plc	101,512	2,545,839
Standard Chartered plc	255,536	4,724,660
Standard Life plc	246,910	1,658,753
Subsea 7 S.A.	29,331	418,868
Tate & Lyle plc	49,434	474,028
Tesco plc	844,769	2,550,004
Travis Perkins plc	25,349	683,813
TUI Travel plc	53,508	337,523
Tullow Oil plc	96,040	1,003,456
Unilever N.V. (CVA)	169,887	6,765,574
Unilever plc	133,610	5,599,158
United Utilities Group plc	70,696	926,039
Vodafone Group plc	2,758,549	9,140,812
Weir Group plc	22,057	894,658
Whitbread plc	18,931	1,274,862
William Hill plc	88,687	531,680
WM Morrison Supermarkets plc	220,673	602,083
WPP plc	139,615	2,806,577

		250,409,886

United States (0.0%)
Carnival plc	18,978	758,079

Total Common Stocks (65.3%) (Cost $1,127,366,287)		1,343,248,363

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Fiat S.p.A., expiring 10/6/14*	91,146	—

Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*	617,123	61,577
Banco Popular Espanol S.A.,expiring 10/13/14*	183,190	2,545

		64,122

Total Rights (0.0%) (Cost $—)		64,122

Total Investments (65.3%) (Cost $1,127,366,287)		1,343,312,485
Other Assets Less Liabilities (34.7%)		712,416,765

Net Assets (100%)		$2,055,729,250

*	Non-income producing.

†	Securities (totaling $7,271 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $158,178 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.6%
Consumer Staples	7.1
Energy	4.5
Financials	16.8
Health Care	7.3
Industrials	8.2
Information Technology	3.1
Materials	5.0
Telecommunication Services	3.2
Utilities	2.5
Cash and Other	34.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$5,464,854	$5,069	$194,200	$4,669,186	$184,893	$(9,458)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	6,985	December-14	$282,761,401	$284,346,087	$1,584,686
E-Mini MSCI EAFE Index	24	December-14	2,276,062	2,207,640	(68,422)
FTSE 100 Index	1,644	December-14	180,184,143	176,047,840	(4,136,303)
SPI 200 Index	581	December-14	69,839,700	67,185,831	(2,653,869)
TOPIX Index	1,487	December-14	174,593,736	179,850,057	5,256,321

					$(17,587)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	17,000	$27,542,156	$27,429,330	$112,826
European Union Euro vs. U.S. Dollar, expiring 12/12/14	Deutsche Bank AG	33,900	42,839,260	43,820,733	(981,473)

					$(868,647)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$156,213,004	$—	$156,213,004
Consumer Staples	272,515	146,468,038	—	146,740,553
Energy	—	92,216,014	—	92,216,014
Financials	—	344,775,335	7,271	344,782,606
Health Care	—	151,103,945	—	151,103,945
Industrials	111,520	167,605,431	—	167,716,951
Information Technology	—	62,737,415	—	62,737,415
Materials	—	103,321,650	—	103,321,650
Telecommunication Services	—	66,268,414	—	66,268,414
Utilities	—	52,147,811	—	52,147,811
Forward Currency Contracts	—	112,826	—	112,826
Futures	6,841,007	—	—	6,841,007
Rights
Consumer Discretionary	—	— (b)	—	—
Financials	—	64,122	—	64,122

Total Assets	$7,225,042	$1,343,034,005	$7,271	$1,350,266,318

Liabilities:
Forward Currency Contracts	$—	$(981,473)	$—	$(981,473)
Futures	(6,858,594)	—	—	(6,858,594)

Total Liabilities	$(6,858,594)	$(981,473)	$—	$(7,840,067)

Total	$366,448	$1,342,052,532	$7,271	$1,342,426,251

(a)	A security with a market value of $1 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,359,186
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,989,133

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,363,361
Aggregate gross unrealized depreciation	(122,764,315)

Net unrealized appreciation	$207,599,046

Federal income tax cost of investments	$1,135,713,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.2%)
BorgWarner, Inc.	35,926	$1,890,067
Delphi Automotive plc	47,089	2,888,439
Goodyear Tire & Rubber Co.	43,372	979,557
Johnson Controls, Inc.	104,768	4,609,792

		10,367,855

Automobiles (0.4%)
Ford Motor Co.	609,986	9,021,693
General Motors Co.	211,944	6,769,491
Harley-Davidson, Inc.	34,118	1,985,668

		17,776,852

Distributors (0.1%)
Genuine Parts Co.	24,041	2,108,636

Diversified Consumer Services (0.0%)
H&R Block, Inc.	43,294	1,342,547

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	70,812	2,844,518
Chipotle Mexican Grill, Inc.*	4,893	3,261,625
Darden Restaurants, Inc.	20,811	1,070,934
Marriott International, Inc., Class A	34,223	2,392,188
McDonald’s Corp.	154,492	14,647,386
Starbucks Corp.	118,137	8,914,618
Starwood Hotels & Resorts Worldwide, Inc.	29,936	2,490,975
Wyndham Worldwide Corp.	19,728	1,603,097
Wynn Resorts Ltd.	12,801	2,394,811
Yum! Brands, Inc.	69,095	4,973,458

		44,593,610

Household Durables (0.3%)
D.R. Horton, Inc.	52,214	1,071,431
Garmin Ltd.	19,186	997,480
Harman International Industries, Inc.	10,738	1,052,754
Leggett & Platt, Inc.	21,672	756,786
Lennar Corp., Class A	27,910	1,083,745
Mohawk Industries, Inc.*	9,765	1,316,517
Newell Rubbermaid, Inc.	43,054	1,481,488
PulteGroup, Inc.	52,898	934,179
Whirlpool Corp.	12,306	1,792,369

		10,486,749

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	59,654	19,234,836
Expedia, Inc.	15,592	1,366,171
Netflix, Inc.*	9,547	4,307,415
Priceline Group, Inc.*	8,257	9,566,395
TripAdvisor, Inc.*	17,499	1,599,759

		36,074,576

Leisure Products (0.1%)
Hasbro, Inc.	17,941	986,665
Mattel, Inc.	53,176	1,629,845

		2,616,510

Media (2.2%)
Cablevision Systems Corp. - New York Group, Class A	33,825	592,276
CBS Corp. (Non-Voting), Class B	76,164	4,074,774
Comcast Corp., Class A	407,073	21,892,386
DIRECTV*	79,053	6,839,666
Discovery Communications, Inc., Class A*	23,250	878,850
Discovery Communications, Inc., Class C*	42,926	1,600,281
Gannett Co., Inc.	35,512	1,053,641
Interpublic Group of Cos., Inc.	66,306	1,214,726
News Corp., Class A*	78,070	1,276,445
Omnicom Group, Inc.	39,442	2,715,976
Scripps Networks Interactive, Inc., Class A	16,303	1,273,101
Time Warner Cable, Inc.	43,794	6,284,001
Time Warner, Inc.	134,463	10,112,962
Twenty-First Century Fox, Inc., Class A	296,136	10,154,503
Viacom, Inc., Class B	59,897	4,608,475
Walt Disney Co.	248,389	22,114,073

		96,686,136

Multiline Retail (0.4%)
Dollar General Corp.*	47,674	2,913,358
Dollar Tree, Inc.*	32,267	1,809,211
Family Dollar Stores, Inc.	15,153	1,170,418
Kohl’s Corp.	32,211	1,965,837
Macy’s, Inc.	55,500	3,228,990
Nordstrom, Inc.	22,392	1,530,941
Target Corp.	99,648	6,245,936

		18,864,691

Specialty Retail (1.4%)
AutoNation, Inc.*	12,283	617,958
AutoZone, Inc.*	5,146	2,622,710
Bed Bath & Beyond, Inc.*	31,737	2,089,247
Best Buy Co., Inc.	45,575	1,530,864
CarMax, Inc.*	34,441	1,599,784
GameStop Corp., Class A	17,704	729,405
Gap, Inc.	43,052	1,794,838
Home Depot, Inc.	211,740	19,425,028
L Brands, Inc.	38,554	2,582,347
Lowe’s Cos., Inc.	155,245	8,215,565
O’Reilly Automotive, Inc.*	16,381	2,463,047
PetSmart, Inc.	15,543	1,089,409
Ross Stores, Inc.	33,032	2,496,559
Staples, Inc.	101,611	1,229,493
Tiffany & Co.	17,685	1,703,242
TJX Cos., Inc.	108,998	6,449,412
Tractor Supply Co.	21,554	1,325,786
Urban Outfitters, Inc.*	15,938	584,925

		58,549,619

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	43,271	1,540,880
Fossil Group, Inc.*	7,337	688,944
Michael Kors Holdings Ltd.*	32,333	2,308,253
NIKE, Inc., Class B	110,611	9,866,501
PVH Corp.	13,010	1,576,162
Ralph Lauren Corp.	9,606	1,582,397
Under Armour, Inc., Class A*	26,209	1,811,042
VF Corp.	54,343	3,588,268

		22,962,447

Total Consumer Discretionary		322,430,228

Consumer Staples (6.1%)
Beverages (1.4%)
Brown-Forman Corp., Class B	24,895	2,246,027
Coca-Cola Co.	620,791	26,482,944
Coca-Cola Enterprises, Inc.	35,435	1,571,896
Constellation Brands, Inc., Class A*	26,373	2,298,671
Dr. Pepper Snapple Group, Inc.	30,613	1,968,722
Molson Coors Brewing Co., Class B	25,045	1,864,350
Monster Beverage Corp.*	22,598	2,071,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	237,015	$22,063,726

		60,567,895

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	68,988	8,645,576
CVS Health Corp.	182,158	14,497,955
Kroger Co.	76,868	3,997,136
Safeway, Inc.	36,095	1,238,059
Sysco Corp.	92,354	3,504,834
Walgreen Co.	138,172	8,189,455
Wal-Mart Stores, Inc.	248,317	18,988,801
Whole Foods Market, Inc.	56,792	2,164,343

		61,226,159

Food Products (1.0%)
Archer-Daniels-Midland Co.	101,477	5,185,475
Campbell Soup Co.	27,987	1,195,884
ConAgra Foods, Inc.	66,303	2,190,651
General Mills, Inc.	96,297	4,858,184
Hershey Co.	23,456	2,238,406
Hormel Foods Corp.	21,102	1,084,432
J.M. Smucker Co.	15,990	1,582,850
Kellogg Co.	40,220	2,477,552
Keurig Green Mountain, Inc.	19,167	2,494,202
Kraft Foods Group, Inc.	93,330	5,263,812
McCormick & Co., Inc. (Non-Voting)	20,500	1,371,450
Mead Johnson Nutrition Co.	31,797	3,059,507
Mondelez International, Inc., Class A	265,136	9,084,885
Tyson Foods, Inc., Class A	46,006	1,811,256

		43,898,546

Household Products (1.2%)
Clorox Co.	20,298	1,949,420
Colgate-Palmolive Co.	135,046	8,807,700
Kimberly-Clark Corp.	58,858	6,331,355
Procter & Gamble Co.	425,847	35,660,428

		52,748,903

Personal Products (0.1%)
Avon Products, Inc.	68,051	857,442
Estee Lauder Cos., Inc., Class A	35,344	2,640,904

		3,498,346

Tobacco (1.0%)
Altria Group, Inc.	311,940	14,330,524
Lorillard, Inc.	56,606	3,391,265
Philip Morris International, Inc.	245,687	20,490,296
Reynolds American, Inc.	48,423	2,856,957

		41,069,042

Total Consumer Staples		263,008,891

Energy (6.2%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	68,465	4,454,333
Cameron International Corp.*	31,865	2,115,199
Diamond Offshore Drilling, Inc.	10,467	358,704
Ensco plc, Class A	36,795	1,520,002
FMC Technologies, Inc.*	36,865	2,002,138
Halliburton Co.	133,819	8,632,664
Helmerich & Payne, Inc.	17,012	1,664,964
Nabors Industries Ltd.	45,514	1,035,899
National Oilwell Varco, Inc.	67,653	5,148,393
Noble Corp. plc	39,850	885,467
Schlumberger Ltd.	203,958	20,740,489
Transocean Ltd.	53,463	1,709,212

		50,267,464

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	79,629	8,077,566
Apache Corp.	60,205	5,651,443
Cabot Oil & Gas Corp.	65,512	2,141,587
Chesapeake Energy Corp.	81,661	1,877,386
Chevron Corp.#	298,661	35,636,231
Cimarex Energy Co.	13,718	1,735,739
ConocoPhillips Co.	193,409	14,799,657
CONSOL Energy, Inc.	36,166	1,369,245
Denbury Resources, Inc.	55,551	834,932
Devon Energy Corp.	60,528	4,126,799
EOG Resources, Inc.	86,093	8,524,929
EQT Corp.	23,851	2,183,321
Exxon Mobil Corp.	670,735	63,082,627
Hess Corp.	41,167	3,882,871
Kinder Morgan, Inc.	103,372	3,963,282
Marathon Oil Corp.	106,150	3,990,178
Marathon Petroleum Corp.	44,609	3,777,044
Murphy Oil Corp.	26,193	1,490,644
Newfield Exploration Co.*	21,348	791,370
Noble Energy, Inc.	56,556	3,866,168
Occidental Petroleum Corp.	122,632	11,791,067
ONEOK, Inc.	32,784	2,148,991
Phillips 66	87,914	7,148,287
Pioneer Natural Resources Co.	22,540	4,439,704
QEP Resources, Inc.	26,000	800,280
Range Resources Corp.	26,500	1,796,965
Southwestern Energy Co.*	55,540	1,941,123
Spectra Energy Corp.	105,400	4,138,004
Tesoro Corp.	20,073	1,224,052
Valero Energy Corp.	82,961	3,838,605
Williams Cos., Inc.	105,775	5,854,646

		216,924,743

Total Energy		267,192,207

Financials (10.3%)
Banks (3.8%)
Bank of America Corp.	1,654,026	28,201,143
BB&T Corp.	113,327	4,216,898
Citigroup, Inc.	476,848	24,710,263
Comerica, Inc.	28,425	1,417,271
Fifth Third Bancorp	131,111	2,624,842
Huntington Bancshares, Inc./Ohio	128,397	1,249,303
JPMorgan Chase & Co.	591,550	35,634,972
KeyCorp	137,807	1,836,967
M&T Bank Corp.	20,854	2,571,090
PNC Financial Services Group, Inc.	84,433	7,225,776
Regions Financial Corp.	216,748	2,176,150
SunTrust Banks, Inc./Georgia	83,576	3,178,395
U.S. Bancorp/Minnesota	283,401	11,854,664
Wells Fargo & Co.	747,099	38,752,025
Zions Bancorp	31,895	926,869

		166,576,628

Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	8,801	1,763,368
Ameriprise Financial, Inc.	29,498	3,639,463
Bank of New York Mellon Corp.	177,924	6,890,997
BlackRock, Inc.	19,792	6,498,109
Charles Schwab Corp.	180,294	5,298,841
E*TRADE Financial Corp.*	45,206	1,021,204
Franklin Resources, Inc.	61,975	3,384,455
Goldman Sachs Group, Inc.	64,483	11,837,144
Invesco Ltd.	67,854	2,678,876
Legg Mason, Inc.	15,962	816,616
Morgan Stanley	240,814	8,324,940
Northern Trust Corp.	34,902	2,374,383
State Street Corp.	66,612	4,903,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
T. Rowe Price Group, Inc.	41,343	$3,241,291

		62,672,996

Consumer Finance (0.6%)
American Express Co.	141,594	12,395,139
Capital One Financial Corp.	88,323	7,208,923
Discover Financial Services	72,649	4,677,869
Navient Corp.	65,967	1,168,276

		25,450,207

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	286,785	39,616,480
CME Group, Inc./Illinois	49,636	3,968,646
Intercontinental Exchange, Inc.	17,899	3,491,200
Leucadia National Corp.	49,781	1,186,779
McGraw Hill Financial, Inc.	42,619	3,599,175
Moody’s Corp.	29,279	2,766,866
NASDAQ OMX Group, Inc.	18,589	788,545

		55,417,691

Insurance (1.8%)
ACE Ltd.	52,839	5,541,226
Aflac, Inc.	71,317	4,154,215
Allstate Corp.	68,191	4,184,882
American International Group, Inc.	224,382	12,121,116
Aon plc	45,637	4,000,996
Assurant, Inc.	11,177	718,681
Chubb Corp.	37,791	3,442,004
Cincinnati Financial Corp.	23,090	1,086,384
Genworth Financial, Inc., Class A*	77,755	1,018,591
Hartford Financial Services Group, Inc.	70,272	2,617,632
Lincoln National Corp.	40,984	2,195,923
Loews Corp.	47,846	1,993,264
Marsh & McLennan Cos., Inc.	85,612	4,480,932
MetLife, Inc.	176,956	9,506,076
Principal Financial Group, Inc.	42,997	2,256,053
Progressive Corp.	84,622	2,139,244
Prudential Financial, Inc.	72,300	6,358,062
Torchmark Corp.	20,445	1,070,705
Travelers Cos., Inc.	53,327	5,009,538
Unum Group	40,010	1,375,544
XL Group plc	41,679	1,382,492

		76,653,560

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	62,417	5,844,104
Apartment Investment & Management Co. (REIT), Class A	22,898	728,614
AvalonBay Communities, Inc. (REIT)	20,684	2,915,823
Boston Properties, Inc. (REIT)	24,069	2,786,227
Crown Castle International Corp. (REIT)	52,544	4,231,368
Equity Residential (REIT)	56,849	3,500,761
Essex Property Trust, Inc. (REIT)	9,970	1,782,137
General Growth Properties, Inc. (REIT)	98,670	2,323,678
HCP, Inc. (REIT)	72,022	2,859,994
Health Care REIT, Inc. (REIT)	50,996	3,180,621
Host Hotels & Resorts, Inc. (REIT)	119,103	2,540,467
Kimco Realty Corp. (REIT)	64,776	1,419,242
Macerich Co. (REIT)	22,149	1,413,771
Plum Creek Timber Co., Inc. (REIT)	27,752	1,082,606
Prologis, Inc. (REIT)	78,620	2,963,974
Public Storage (REIT)	22,864	3,791,766
Simon Property Group, Inc. (REIT)	48,916	8,042,769
Ventas, Inc. (REIT)	46,183	2,861,037
Vornado Realty Trust (REIT)	27,463	2,745,201
Weyerhaeuser Co. (REIT)	83,146	2,649,032

		59,663,192

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	43,687	1,299,251

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	75,963	738,360
People’s United Financial, Inc.	48,616	703,474

		1,441,834

Total Financials		449,175,359

Health Care (8.8%)
Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc.*	31,141	5,163,801
Amgen, Inc.	119,495	16,784,268
Biogen Idec, Inc.*	37,164	12,294,223
Celgene Corp.*	125,798	11,923,134
Gilead Sciences, Inc.*	237,744	25,307,849
Regeneron Pharmaceuticals, Inc.*	11,679	4,210,513
Vertex Pharmaceuticals, Inc.*	37,472	4,208,480

		79,892,268

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	236,467	9,834,663
Baxter International, Inc.	85,152	6,111,359
Becton, Dickinson and Co.	30,161	3,432,624
Boston Scientific Corp.*	208,540	2,462,857
C.R. Bard, Inc.	11,755	1,677,556
CareFusion Corp.*	31,861	1,441,710
Covidien plc	71,085	6,149,563
DENTSPLY International, Inc.	22,176	1,011,226
Edwards Lifesciences Corp.*	16,748	1,710,808
Intuitive Surgical, Inc.*	5,659	2,613,439
Medtronic, Inc.	154,045	9,543,088
St. Jude Medical, Inc.	44,715	2,688,713
Stryker Corp.	47,003	3,795,492
Varian Medical Systems, Inc.*	16,251	1,302,030
Zimmer Holdings, Inc.	26,580	2,672,619

		56,447,747

Health Care Providers & Services (1.4%)
Aetna, Inc.	55,751	4,515,831
AmerisourceBergen Corp.	33,563	2,594,420
Cardinal Health, Inc.	52,941	3,966,340
Cigna Corp.	41,449	3,759,010
DaVita HealthCare Partners, Inc.*	27,051	1,978,510
Express Scripts Holding Co.*	117,275	8,283,133
Humana, Inc.	24,236	3,157,708
Laboratory Corp. of America Holdings*	13,392	1,362,636
McKesson Corp.	36,458	7,097,279
Patterson Cos., Inc.	13,633	564,815
Quest Diagnostics, Inc.	22,756	1,380,834
Tenet Healthcare Corp.*	15,379	913,359
UnitedHealth Group, Inc.	152,813	13,180,121
Universal Health Services, Inc., Class B	14,377	1,502,397
WellPoint, Inc.	43,156	5,162,321

		59,418,714

Health Care Technology (0.1%)
Cerner Corp.*	47,719	2,842,621

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	52,439	2,987,974
PerkinElmer, Inc.	17,659	769,932
Thermo Fisher Scientific, Inc.	62,742	7,635,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	13,204	$1,308,781

		12,702,388

Pharmaceuticals (3.9%)
AbbVie, Inc.	250,292	14,456,866
Actavis plc*	41,644	10,047,864
Allergan, Inc.	46,787	8,336,976
Bristol-Myers Squibb Co.	260,815	13,348,512
Eli Lilly & Co.	154,575	10,024,189
Hospira, Inc.*	26,414	1,374,320
Johnson & Johnson	443,578	47,280,979
Mallinckrodt plc*	17,807	1,605,301
Merck & Co., Inc.	453,641	26,891,839
Mylan, Inc.*	58,733	2,671,764
Perrigo Co. plc	21,102	3,169,309
Pfizer, Inc.	997,278	29,489,510
Zoetis, Inc.	78,819	2,912,362

		171,609,791

Total Health Care		382,913,529

Industrials (6.5%)
Aerospace & Defense (1.7%)
Boeing Co.	105,343	13,418,591
General Dynamics Corp.	49,938	6,346,620
Honeywell International, Inc.	123,092	11,462,327
L-3 Communications Holdings, Inc.	13,552	1,611,604
Lockheed Martin Corp.	42,429	7,755,173
Northrop Grumman Corp.	32,694	4,307,761
Precision Castparts Corp.	22,627	5,359,884
Raytheon Co.	48,873	4,966,474
Rockwell Collins, Inc.	21,182	1,662,787
Textron, Inc.	43,751	1,574,599
United Technologies Corp.	133,869	14,136,566

		72,602,386

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	23,173	1,536,833
Expeditors International of Washington, Inc.	30,585	1,241,139
FedEx Corp.	41,772	6,744,090
United Parcel Service, Inc., Class B	110,662	10,876,968

		20,399,030

Airlines (0.2%)
Delta Air Lines, Inc.	132,494	4,789,658
Southwest Airlines Co.	107,674	3,636,151

		8,425,809

Building Products (0.0%)
Allegion plc	15,115	720,078
Masco Corp.	55,827	1,335,382

		2,055,460

Commercial Services & Supplies (0.3%)
ADT Corp.	27,278	967,278
Cintas Corp.	15,185	1,071,909
Iron Mountain, Inc. (REIT)	27,093	884,587
Pitney Bowes, Inc.	31,704	792,283
Republic Services, Inc.	39,620	1,545,972
Stericycle, Inc.*	13,352	1,556,309
Tyco International Ltd.	69,736	3,108,134
Waste Management, Inc.	68,106	3,237,078

		13,163,550

Construction & Engineering (0.1%)
Fluor Corp.	24,756	1,653,453
Jacobs Engineering Group, Inc.*	20,953	1,022,925
Quanta Services, Inc.*	34,026	1,234,804

		3,911,182

Electrical Equipment (0.4%)
AMETEK, Inc.	38,610	1,938,608
Eaton Corp. plc	74,878	4,745,019
Emerson Electric Co.	109,797	6,871,096
Rockwell Automation, Inc.	21,712	2,385,715

		15,940,438

Industrial Conglomerates (1.5%)
3M Co.	101,905	14,437,900
Danaher Corp.	95,883	7,285,190
General Electric Co.#	1,578,144	40,432,049
Roper Industries, Inc.	15,757	2,305,092

		64,460,231

Machinery (1.0%)
Caterpillar, Inc.	98,791	9,783,273
Cummins, Inc.	26,914	3,552,110
Deere & Co.	56,322	4,617,841
Dover Corp.	26,178	2,102,879
Flowserve Corp.	21,559	1,520,341
Illinois Tool Works, Inc.	57,366	4,842,838
Ingersoll-Rand plc	42,039	2,369,318
Joy Global, Inc.	15,398	839,807
PACCAR, Inc.	55,783	3,172,658
Pall Corp.	16,775	1,404,067
Parker-Hannifin Corp.	23,330	2,663,119
Pentair plc	30,236	1,980,156
Snap-on, Inc.	9,152	1,108,124
Stanley Black & Decker, Inc.	24,586	2,182,991
Xylem, Inc.	28,807	1,022,360

		43,161,882

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,775	678,390
Equifax, Inc.	19,107	1,428,057
Nielsen N.V.	47,931	2,124,781
Robert Half International, Inc.	21,548	1,055,852

		5,287,080

Road & Rail (0.6%)
CSX Corp.	157,158	5,038,485
Kansas City Southern	17,313	2,098,336
Norfolk Southern Corp.	48,708	5,435,813
Ryder System, Inc.	8,391	754,938
Union Pacific Corp.	141,156	15,304,134

		28,631,706

Trading Companies & Distributors (0.1%)
Fastenal Co.	42,983	1,929,937
United Rentals, Inc.*	15,085	1,675,943
W.W. Grainger, Inc.	9,607	2,417,602

		6,023,482

Total Industrials		284,062,236

Information Technology (12.5%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	801,993	20,186,164
F5 Networks, Inc.*	11,698	1,389,021
Harris Corp.	16,429	1,090,886
Juniper Networks, Inc.	63,049	1,396,535
Motorola Solutions, Inc.	34,658	2,193,158
QUALCOMM, Inc.	263,624	19,711,166

		45,966,930

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	24,594	2,455,957
Corning, Inc.	202,951	3,925,072
FLIR Systems, Inc.	22,367	700,982
Jabil Circuit, Inc.	31,430	633,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	64,447	$3,563,275

		11,279,229

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	27,928	1,670,094
eBay, Inc.*	177,632	10,059,300
Facebook, Inc., Class A*	306,739	24,244,651
Google, Inc., Class A*	44,685	26,293,101
Google, Inc., Class C*	44,683	25,798,177
VeriSign, Inc.*	17,633	971,931
Yahoo!, Inc.*	145,425	5,926,069

		94,963,323

IT Services (2.1%)
Accenture plc, Class A	99,236	8,069,871
Alliance Data Systems Corp.*	8,744	2,170,873
Automatic Data Processing, Inc.	75,772	6,295,138
Cognizant Technology Solutions Corp., Class A*	95,652	4,282,340
Computer Sciences Corp.	22,835	1,396,360
Fidelity National Information Services, Inc.	44,877	2,526,575
Fiserv, Inc.*	39,183	2,532,593
International Business Machines Corp.#	145,921	27,700,183
MasterCard, Inc., Class A	154,835	11,445,403
Paychex, Inc.	51,413	2,272,455
Teradata Corp.*	24,311	1,019,117
Total System Services, Inc.	25,849	800,285
Visa, Inc., Class A	77,494	16,534,895
Western Union Co.	83,268	1,335,619
Xerox Corp.	170,338	2,253,572

		90,635,279

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.	48,577	1,738,085
Analog Devices, Inc.	49,367	2,443,173
Applied Materials, Inc.	191,431	4,136,824
Avago Technologies Ltd.	39,606	3,445,722
Broadcom Corp., Class A	84,520	3,416,298
First Solar, Inc.*	11,828	778,401
Intel Corp.	778,686	27,113,847
KLA-Tencor Corp.	26,028	2,050,486
Lam Research Corp.	25,417	1,898,650
Linear Technology Corp.	37,591	1,668,664
Microchip Technology, Inc.	31,461	1,485,903
Micron Technology, Inc.*	168,358	5,767,945
NVIDIA Corp.	80,894	1,492,494
Texas Instruments, Inc.	167,889	8,006,626
Xilinx, Inc.	42,222	1,788,102

		67,231,220

Software (2.4%)
Adobe Systems, Inc.*	74,272	5,138,880
Autodesk, Inc.*	35,820	1,973,682
CA, Inc.	50,405	1,408,316
Citrix Systems, Inc.*	25,882	1,846,422
Electronic Arts, Inc.*	48,986	1,744,391
Intuit, Inc.	44,678	3,916,027
Microsoft Corp.	1,295,953	60,080,381
Oracle Corp.	511,427	19,577,425
Red Hat, Inc.*	29,714	1,668,441
Salesforce.com, Inc.*	90,573	5,210,665
Symantec Corp.	108,412	2,548,766

		105,113,396

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.#	941,752	94,881,514
EMC Corp.	319,028	9,334,759
Hewlett-Packard Co.	293,451	10,408,707
NetApp, Inc.	50,158	2,154,787
SanDisk Corp.	35,260	3,453,717
Seagate Technology plc	51,414	2,944,480
Western Digital Corp.	34,593	3,366,591

		126,544,555

Total Information Technology		541,733,932

Materials (2.2%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	30,120	3,921,022
Airgas, Inc.	10,630	1,176,210
CF Industries Holdings, Inc.	7,887	2,202,208
Dow Chemical Co.	176,524	9,256,919
E.I. du Pont de Nemours & Co.	143,915	10,327,340
Eastman Chemical Co.	23,441	1,896,143
Ecolab, Inc.	42,456	4,875,222
FMC Corp.	20,982	1,199,961
International Flavors & Fragrances, Inc.	12,714	1,219,018
LyondellBasell Industries N.V., Class A	66,911	7,270,549
Monsanto Co.	82,576	9,290,626
Mosaic Co.	50,006	2,220,766
PPG Industries, Inc.	21,665	4,262,372
Praxair, Inc.	45,937	5,925,873
Sherwin-Williams Co.	13,058	2,859,571
Sigma-Aldrich Corp.	18,733	2,547,875

		70,451,675

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,710	1,252,008
Vulcan Materials Co.	20,644	1,243,388

		2,495,396

Containers & Packaging (0.1%)
Avery Dennison Corp.	14,636	653,497
Ball Corp.	21,762	1,376,882
Bemis Co., Inc.	15,740	598,435
MeadWestvaco Corp.	26,345	1,078,564
Owens-Illinois, Inc.*	25,820	672,611
Sealed Air Corp.	33,295	1,161,330

		5,541,319

Metals & Mining (0.3%)
Alcoa, Inc.	185,305	2,981,557
Allegheny Technologies, Inc.	17,219	638,825
Freeport-McMoRan, Inc.	163,286	5,331,288
Newmont Mining Corp.	78,497	1,809,356
Nucor Corp.	50,180	2,723,770

		13,484,796

Paper & Forest Products (0.1%)
International Paper Co.	67,105	3,203,593

Total Materials		95,176,779

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	815,512	28,738,643
CenturyLink, Inc.	89,544	3,661,454
Frontier Communications Corp.	158,503	1,031,855
Verizon Communications, Inc.	651,995	32,593,230
Windstream Holdings, Inc.	94,926	1,023,302

Total Telecommunication Services		67,048,484

Utilities (1.9%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	76,741	4,006,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	111,185	$8,313,303
Edison International	51,300	2,868,696
Entergy Corp.	28,250	2,184,573
Exelon Corp.	134,993	4,601,911
FirstEnergy Corp.	66,090	2,218,641
NextEra Energy, Inc.	68,580	6,438,290
Northeast Utilities	49,677	2,200,691
Pepco Holdings, Inc.	39,641	1,060,793
Pinnacle West Capital Corp.	17,228	941,338
PPL Corp.	104,494	3,431,583
Southern Co.	140,895	6,150,067
Xcel Energy, Inc.	79,445	2,415,128

		46,831,662

Gas Utilities (0.0%)
AGL Resources, Inc.	18,878	969,197

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	104,443	1,481,002
NRG Energy, Inc.	52,974	1,614,647

		3,095,649

Multi-Utilities (0.7%)
Ameren Corp.	38,298	1,467,962
CenterPoint Energy, Inc.	67,682	1,656,179
CMS Energy Corp.	43,199	1,281,282
Consolidated Edison, Inc.	46,052	2,609,306
Dominion Resources, Inc.	91,716	6,336,659
DTE Energy Co.	27,873	2,120,578
Integrys Energy Group, Inc.	12,550	813,491
NiSource, Inc.	49,557	2,030,846
PG&E Corp.	74,149	3,339,671
Public Service Enterprise Group, Inc.	79,572	2,963,261
SCANA Corp.	22,415	1,112,008
Sempra Energy	36,343	3,829,825
TECO Energy, Inc.	36,734	638,437
Wisconsin Energy Corp.	35,388	1,521,684

		31,721,189

Total Utilities		82,617,697

Total Investments (63.5%) (Cost $1,536,645,714)		2,755,359,342
Other Assets Less Liabilities (36.5%)		1,587,106,808

Net Assets (100%)		$4,342,466,150

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,092,909.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	16,157	December-14	$1,601,159,108	$1,587,829,175	$(13,329,933)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$321,377,474	$1,052,754	$—	$322,430,228
Consumer Staples	263,008,891	—	—	263,008,891
Energy	267,192,207	—	—	267,192,207
Financials	449,175,359	—	—	449,175,359
Health Care	382,913,529	—	—	382,913,529
Industrials	284,062,236	—	—	284,062,236
Information Technology	541,733,932	—	—	541,733,932
Materials	95,176,779	—	—	95,176,779
Telecommunication Services	67,048,484	—	—	67,048,484
Utilities	82,617,697	—	—	82,617,697

Total Assets	$2,754,306,588	$1,052,754	$—	$2,755,359,342

Liabilities:
Futures	$(13,329,933)	$—	$—	$(13,329,933)

Total Liabilities	$(13,329,933)	$—	$—	$(13,329,933)

Total	$2,740,976,655	$1,052,754	$—	$2,742,029,409

(a)	A security with a market value of $2,246,027 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,052,754 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$66,856,231
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$362,533,425

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,239,367,151
Aggregate gross unrealized depreciation	(22,298,417)

Net unrealized appreciation	$1,217,068,734

Federal income tax cost of investments	$1,538,290,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.2%)
Gentex Corp.	14,902	$398,927

Automobiles (0.1%)
Thor Industries, Inc.	4,724	243,286

Distributors (0.3%)
LKQ Corp.*	30,788	818,653

Diversified Consumer Services (0.6%)
Apollo Education Group, Inc.*	9,923	249,563
DeVry Education Group, Inc.	5,834	249,754
Graham Holdings Co., Class B	464	324,610
Service Corp. International	21,506	454,637
Sotheby’s, Inc.	6,234	222,678

		1,501,242

Hotels, Restaurants & Leisure (1.1%)
Bally Technologies, Inc.*	3,929	317,070
Brinker International, Inc.	6,596	335,011
Cheesecake Factory, Inc.	4,692	213,486
Domino’s Pizza, Inc.	5,622	432,669
International Game Technology	25,212	425,326
International Speedway Corp., Class A	2,840	89,858
Life Time Fitness, Inc.*	3,658	184,510
Panera Bread Co., Class A*	2,618	426,001
Wendy’s Co.	28,070	231,858

		2,655,789

Household Durables (1.1%)
Jarden Corp.*	12,157	730,757
KB Home	9,268	138,464
M.D.C. Holdings, Inc.	3,939	99,736
NVR, Inc.*	434	490,429
Tempur Sealy International, Inc.*	6,216	349,153
Toll Brothers, Inc.*	16,519	514,732
Tupperware Brands Corp.	5,137	354,658

		2,677,929

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,311	203,196

Leisure Products (0.5%)
Brunswick Corp.	9,460	398,644
Polaris Industries, Inc.	6,214	930,795

		1,329,439

Media (1.0%)
AMC Networks, Inc., Class A*	6,008	350,987
Cinemark Holdings, Inc.	10,592	360,552
DreamWorks Animation SKG, Inc., Class A*	7,321	199,644
John Wiley & Sons, Inc., Class A	4,784	268,430
Lamar Advertising Co., Class A	8,149	401,338
Live Nation Entertainment, Inc.*	14,715	353,454
Meredith Corp.	3,693	158,061
New York Times Co., Class A	13,329	149,551
Time, Inc.*	11,097	260,003

		2,502,020

Multiline Retail (0.2%)
Big Lots, Inc.	5,706	245,643
J.C. Penney Co., Inc.*	30,970	310,939

		556,582

Specialty Retail (2.5%)
Aaron’s, Inc.	6,536	158,955
Abercrombie & Fitch Co., Class A	7,271	264,228
Advance Auto Parts, Inc.	7,440	969,432
American Eagle Outfitters, Inc.	17,840	259,037
ANN, Inc.*	4,665	191,871
Ascena Retail Group, Inc.*	13,335	177,355
Cabela’s, Inc.*	4,850	285,665
Chico’s FAS, Inc.	15,597	230,368
CST Brands, Inc.	7,726	277,750
Dick’s Sporting Goods, Inc.	10,139	444,899
Foot Locker, Inc.	14,674	816,608
Guess?, Inc.	6,479	142,344
Murphy USA, Inc.*	4,392	233,040
Office Depot, Inc.*	49,292	253,361
Rent-A-Center, Inc.	5,376	163,162
Signet Jewelers Ltd.	8,181	931,898
Williams-Sonoma, Inc.	8,942	595,269

		6,395,242

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	5,428	420,778
Deckers Outdoor Corp.*	3,555	345,475
Hanesbrands, Inc.	10,201	1,095,995
Kate Spade & Co.*	12,946	339,574

		2,201,822

Total Consumer Discretionary		21,484,127

Consumer Staples (2.0%)
Food & Staples Retailing (0.2%)
SUPERVALU, Inc.*	20,983	187,588
United Natural Foods, Inc.*	5,072	311,725

		499,313

Food Products (1.0%)
Dean Foods Co.	9,544	126,458
Flowers Foods, Inc.	18,810	345,351
Hain Celestial Group, Inc.*	5,174	529,559
Ingredion, Inc.	7,600	576,004
Lancaster Colony Corp.	1,969	167,916
Post Holdings, Inc.*	4,571	151,666
Tootsie Roll Industries, Inc.	2,014	56,372
WhiteWave Foods Co.*	17,770	645,584

		2,598,910

Household Products (0.7%)
Church & Dwight Co., Inc.	13,657	958,175
Energizer Holdings, Inc.	6,336	780,659

		1,738,834

Tobacco (0.1%)
Universal Corp.	2,364	104,938

Total Consumer Staples		4,941,995

Energy (3.3%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	6,082	265,723
CARBO Ceramics, Inc.	1,995	118,164
Dresser-Rand Group, Inc.*	7,809	642,368
Dril-Quip, Inc.*	4,091	365,735
Helix Energy Solutions Group, Inc.*	9,969	219,916
Oceaneering International, Inc.	11,038	719,347
Oil States International, Inc.*	5,503	340,636
Patterson-UTI Energy, Inc.	14,885	484,209
Rowan Cos., plc, Class A	12,659	320,399
Superior Energy Services, Inc.	15,754	517,834
Tidewater, Inc.	5,074	198,038
Unit Corp.*	4,722	276,945

		4,469,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.5%)
Energen Corp.	7,451	$538,260
Gulfport Energy Corp.*	8,717	465,488
HollyFrontier Corp.	20,235	883,865
Peabody Energy Corp.	27,699	342,913
Rosetta Resources, Inc.*	6,280	279,837
SM Energy Co.	6,882	536,796
World Fuel Services Corp.	7,377	294,490
WPX Energy, Inc.*	20,695	497,922

		3,839,571

Total Energy		8,308,885

Financials (13.9%)
Banks (3.0%)
Associated Banc-Corp.	15,782	274,922
BancorpSouth, Inc.	8,697	175,158
Bank of Hawaii Corp.	4,504	255,872
Cathay General Bancorp	7,534	187,069
City National Corp./California	4,878	369,118
Commerce Bancshares, Inc./Missouri	8,017	357,919
Cullen/Frost Bankers, Inc.	5,601	428,533
East West Bancorp, Inc.	14,632	497,488
First Horizon National Corp.	24,177	296,894
First Niagara Financial Group, Inc.	36,097	300,688
FirstMerit Corp.	16,862	296,771
Fulton Financial Corp.	19,134	212,005
Hancock Holding Co.	8,340	267,297
International Bancshares Corp.	5,919	145,992
PacWest Bancorp	9,792	403,724
Prosperity Bancshares, Inc.	6,145	351,310
Signature Bank/New York*	5,121	573,859
SVB Financial Group*	5,204	583,316
Synovus Financial Corp.	14,186	335,357
TCF Financial Corp.	17,012	264,196
Trustmark Corp.	6,873	158,320
Umpqua Holdings Corp.	19,050	313,754
Valley National Bancorp	19,418	188,160
Webster Financial Corp.	9,200	268,088

		7,505,810

Capital Markets (1.0%)
Eaton Vance Corp.	12,105	456,722
Federated Investors, Inc., Class B	9,725	285,526
Janus Capital Group, Inc.	15,152	220,310
Raymond James Financial, Inc.	12,845	688,235
SEI Investments Co.	13,348	482,664
Waddell & Reed Financial, Inc., Class A	8,629	446,033

		2,579,490

Consumer Finance (0.1%)
SLM Corp.	43,131	369,202

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,661	463,580
MSCI, Inc.*	11,907	559,867

		1,023,447

Insurance (3.1%)
Alleghany Corp.*	1,677	701,237
American Financial Group, Inc./Ohio	7,633	441,874
Arthur J. Gallagher & Co.	16,201	734,877
Aspen Insurance Holdings Ltd.	6,665	285,062
Brown & Brown, Inc.	12,062	387,793
Everest Reinsurance Group Ltd.	4,648	753,022
First American Financial Corp.	10,888	295,283
Hanover Insurance Group, Inc.	4,499	276,329
HCC Insurance Holdings, Inc.	10,178	491,496
Kemper Corp.	5,086	173,687
Mercury General Corp.	3,685	179,865
Old Republic International Corp.	24,735	353,216
Primerica, Inc.	5,532	266,753
Protective Life Corp.	8,038	557,918
Reinsurance Group of America, Inc.	7,004	561,230
RenaissanceReinsurance Holdings Ltd.	4,125	412,459
StanCorp Financial Group, Inc.	4,445	280,835
W. R. Berkley Corp.	10,426	498,363

		7,651,299

Real Estate Investment Trusts (REITs) (5.6%)
Alexandria Real Estate Equities, Inc. (REIT)	7,350	542,062
American Campus Communities, Inc. (REIT)	10,677	389,177
BioMed Realty Trust, Inc. (REIT)	19,897	401,919
Camden Property Trust (REIT)	8,719	597,513
Corporate Office Properties Trust/Maryland (REIT)	8,910	229,165
Corrections Corp. of America (REIT)	11,883	408,300
Duke Realty Corp. (REIT)	34,786	597,623
Equity One, Inc. (REIT)	7,821	169,168
Extra Space Storage, Inc. (REIT)	11,245	579,905
Federal Realty Investment Trust (REIT)	6,902	817,611
Highwoods Properties, Inc. (REIT)	9,192	357,569
Home Properties, Inc. (REIT)	5,840	340,122
Hospitality Properties Trust (REIT)	15,253	409,543
Kilroy Realty Corp. (REIT)	8,466	503,219
LaSalle Hotel Properties (REIT)	10,596	362,807
Liberty Property Trust (REIT)	15,077	501,461
Mack-Cali Realty Corp. (REIT)	8,527	162,951
Mid-America Apartment Communities, Inc. (REIT)	7,658	502,748
National Retail Properties, Inc. (REIT)	12,766	441,321
Omega Healthcare Investors, Inc. (REIT)	12,983	443,889
Potlatch Corp. (REIT)	4,150	166,872
Rayonier, Inc. (REIT)	12,866	400,647
Realty Income Corp. (REIT)	22,702	926,015
Regency Centers Corp. (REIT)	9,409	506,486
Senior Housing Properties Trust (REIT)	20,744	433,964
SL Green Realty Corp. (REIT)	9,739	986,755
Taubman Centers, Inc. (REIT)	6,476	472,748
UDR, Inc. (REIT)	25,680	699,780
Washington Prime Group, Inc. (REIT)	15,838	276,848
Weingarten Realty Investors (REIT)	11,469	361,274

		13,989,462

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	4,606	165,678
Jones Lang LaSalle, Inc.	4,604	581,669

		747,347

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	8,923	110,556
New York Community Bancorp, Inc.	45,153	716,578
Washington Federal, Inc.	10,141	206,471

		1,033,605

Total Financials		34,899,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.1%)
Biotechnology (0.5%)
Cubist Pharmaceuticals, Inc.*	7,726	$512,543
United Therapeutics Corp.*	4,813	619,192

		1,131,735

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	7,408	382,845
Cooper Cos., Inc.	4,925	767,069
Hill-Rom Holdings, Inc.	5,851	242,407
Hologic, Inc.*	24,626	599,151
IDEXX Laboratories, Inc.*	5,149	606,707
ResMed, Inc.	14,301	704,610
Sirona Dental Systems, Inc.*	5,655	433,625
STERIS Corp.	6,047	326,296
Teleflex, Inc.	4,240	445,370
Thoratec Corp.*	5,751	153,724

		4,661,804

Health Care Providers & Services (1.9%)
Centene Corp.*	5,965	493,365
Community Health Systems, Inc.*	11,763	644,495
Health Net, Inc.*	8,205	378,333
Henry Schein, Inc.*	8,662	1,008,863
LifePoint Hospitals, Inc.*	4,608	318,828
MEDNAX, Inc.*	10,244	561,576
Omnicare, Inc.	10,000	622,600
Owens & Minor, Inc.	6,425	210,354
VCA, Inc.*	8,770	344,924
WellCare Health Plans, Inc.*	4,455	268,815

		4,852,153

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	17,270	231,677
HMS Holdings Corp.*	8,958	168,858

		400,535

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	2,115	239,841
Charles River Laboratories International, Inc.*	4,769	284,900
Covance, Inc.*	5,769	454,020
Mettler-Toledo International, Inc.*	2,962	758,657
Techne Corp.	3,805	355,958

		2,093,376

Pharmaceuticals (0.8%)
Endo International plc*	15,675	1,071,229
Salix Pharmaceuticals Ltd.*	6,532	1,020,560

		2,091,789

Total Health Care		15,231,392

Industrials (10.0%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.	3,256	415,596
B/E Aerospace, Inc.*	10,753	902,607
Esterline Technologies Corp.*	3,262	362,962
Exelis, Inc.	19,176	317,171
Huntington Ingalls Industries, Inc.	4,957	516,569
Triumph Group, Inc.	5,264	342,423
Vectrus, Inc.*	627	12,239

		2,869,567

Airlines (0.3%)
Alaska Air Group, Inc.	13,778	599,894
JetBlue Airways Corp.*	25,011	265,617

		865,511

Building Products (0.5%)
A.O. Smith Corp.	7,697	363,914
Fortune Brands Home & Security, Inc.	16,164	664,502
Lennox International, Inc.	4,544	349,298

		1,377,714

Commercial Services & Supplies (1.1%)
Civeo Corp.	10,869	126,189
Clean Harbors, Inc.*	5,624	303,246
Copart, Inc.*	11,532	361,124
Deluxe Corp.	5,055	278,834
Herman Miller, Inc.	6,026	179,876
HNI Corp.	4,594	165,338
MSA Safety, Inc.	3,200	158,080
R.R. Donnelley & Sons Co.	20,369	335,274
Rollins, Inc.	6,556	191,960
Waste Connections, Inc.	12,644	613,487

		2,713,408

Construction & Engineering (0.5%)
AECOM Technology Corp.*	10,128	341,820
Granite Construction, Inc.	3,636	115,661
KBR, Inc.	14,791	278,515
URS Corp.	7,062	406,842

		1,142,838

Electrical Equipment (0.6%)
Acuity Brands, Inc.	4,399	517,806
Hubbell, Inc., Class B	5,557	669,785
Regal-Beloit Corp.	4,594	295,165

		1,482,756

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	6,572	528,257

Machinery (3.3%)
AGCO Corp.	8,713	396,093
CLARCOR, Inc.	5,170	326,124
Crane Co.	5,080	321,107
Donaldson Co., Inc.	13,549	550,496
Graco, Inc.	6,113	446,127
Harsco Corp.	8,222	176,033
IDEX Corp.	8,169	591,190
ITT Corp.	9,363	420,773
Kennametal, Inc.	8,019	331,265
Lincoln Electric Holdings, Inc.	8,130	562,067
Nordson Corp.	6,012	457,333
Oshkosh Corp.	8,665	382,560
SPX Corp.	4,367	410,192
Terex Corp.	11,245	357,254
Timken Co.	7,759	328,904
Trinity Industries, Inc.	15,936	744,530
Valmont Industries, Inc.	2,687	362,557
Wabtec Corp.	9,822	795,975
Woodward, Inc.	5,963	283,958

		8,244,538

Marine (0.3%)
Kirby Corp.*	5,844	688,715

Professional Services (0.6%)
Corporate Executive Board Co.	3,436	206,401
FTI Consulting, Inc.*	4,163	145,538
Manpowergroup, Inc.	8,123	569,422
Towers Watson & Co., Class A	7,169	713,316

		1,634,677

Road & Rail (1.0%)
Con-way, Inc.	5,878	279,205
Genesee & Wyoming, Inc., Class A*	5,214	496,946
J.B. Hunt Transport Services, Inc.	9,380	694,589
Landstar System, Inc.	4,564	329,475
Old Dominion Freight Line, Inc.*	6,974	492,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	4,522	$113,955

		2,406,813

Trading Companies & Distributors (0.5%)
GATX Corp.	4,564	266,401
MSC Industrial Direct Co., Inc., Class A	5,255	449,092
NOW, Inc.*	10,903	331,560
Watsco, Inc.	2,793	240,701

		1,287,754

Total Industrials		25,242,548

Information Technology (10.7%)
Communications Equipment (0.7%)
ADTRAN, Inc.	5,555	114,044
ARRIS Group, Inc.*	13,395	379,815
Ciena Corp.*	10,830	181,077
InterDigital, Inc.	4,118	163,979
JDS Uniphase Corp.*	23,466	300,365
Plantronics, Inc.	4,355	208,082
Polycom, Inc.*	13,943	171,290
Riverbed Technology, Inc.*	16,275	301,820

		1,820,472

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	10,111	559,644
Avnet, Inc.	14,095	584,942
Belden, Inc.	4,397	281,496
Cognex Corp.*	8,842	356,067
FEI Co.	4,280	322,798
Ingram Micro, Inc., Class A*	15,874	409,708
Itron, Inc.*	3,995	157,043
Knowles Corp.*	8,661	229,516
National Instruments Corp.	10,215	315,950
Tech Data Corp.*	3,887	228,789
Trimble Navigation Ltd.*	26,478	807,579
Vishay Intertechnology, Inc.	13,809	197,331
Zebra Technologies Corp., Class A*	5,210	369,754

		4,820,617

Internet Software & Services (0.9%)
AOL, Inc.*	8,009	360,005
Conversant, Inc.*	6,130	209,952
Equinix, Inc.*	5,452	1,158,441
Rackspace Hosting, Inc.*	12,105	394,018

		2,122,416

IT Services (1.7%)
Acxiom Corp.*	7,859	130,066
Broadridge Financial Solutions, Inc.	12,191	507,511
Convergys Corp.	10,280	183,190
CoreLogic, Inc.*	9,285	251,345
DST Systems, Inc.	3,147	264,096
Gartner, Inc.*	9,064	665,932
Global Payments, Inc.	6,963	486,574
Jack Henry & Associates, Inc.	8,426	468,991
Leidos Holdings, Inc.	6,322	217,034
NeuStar, Inc., Class A*	5,684	141,134
Science Applications International Corp.	4,102	181,432
VeriFone Systems, Inc.*	11,502	395,439
WEX, Inc.*	3,950	435,764

		4,328,508

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	63,473	216,443
Atmel Corp.*	42,646	344,580
Cree, Inc.*	12,263	502,170
Cypress Semiconductor Corp.*	14,937	147,503
Fairchild Semiconductor International, Inc.*	12,217	189,730
Integrated Device Technology, Inc.*	15,157	241,754
International Rectifier Corp.*	7,285	285,863
Intersil Corp., Class A	13,195	187,501
RF Micro Devices, Inc.*	29,308	338,214
Semtech Corp.*	6,875	186,656
Silicon Laboratories, Inc.*	4,097	166,502
Skyworks Solutions, Inc.	19,335	1,122,397
SunEdison, Inc.*	25,517	481,761
Teradyne, Inc.	20,851	404,301

		4,815,375

Software (3.0%)
ACI Worldwide, Inc.*	11,612	217,841
Advent Software, Inc.	4,519	142,620
ANSYS, Inc.*	9,416	712,509
Cadence Design Systems, Inc.*	29,556	508,659
CDK Global, Inc.(b)*	16,321	499,259
CommVault Systems, Inc.*	4,365	219,996
Compuware Corp.	22,428	237,961
Concur Technologies, Inc.*	4,918	623,701
FactSet Research Systems, Inc.	4,025	489,158
Fair Isaac Corp.	3,303	181,995
Fortinet, Inc.*	14,004	353,811
Informatica Corp.*	11,208	383,762
Mentor Graphics Corp.	9,838	201,630
PTC, Inc.*	11,953	441,066
Rovi Corp.*	9,654	190,618
SolarWinds, Inc.*	6,686	281,146
Solera Holdings, Inc.	7,010	395,084
Synopsys, Inc.*	15,910	631,547
TIBCO Software, Inc.*	15,525	366,856
Ultimate Software Group, Inc.*	2,878	407,266

		7,486,485

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	10,544	488,925
Diebold, Inc.	6,599	233,077
Lexmark International, Inc., Class A	6,365	270,512
NCR Corp.*	17,126	572,180

		1,564,694

Total Information Technology		26,958,567

Materials (4.7%)
Chemicals (2.0%)
Albemarle Corp.	7,979	469,963
Ashland, Inc.	7,341	764,198
Cabot Corp.	6,594	334,777
Cytec Industries, Inc.	7,290	344,744
Minerals Technologies, Inc.	3,538	218,330
NewMarket Corp.	1,093	416,455
Olin Corp.	7,963	201,066
PolyOne Corp.	9,425	335,342
Rayonier Advanced Materials, Inc.	4,316	142,040
RPM International, Inc.	13,631	624,027
Scotts Miracle-Gro Co., Class A	4,573	251,515
Sensient Technologies Corp.	4,909	256,986
Valspar Corp.	7,766	613,436

		4,972,879

Construction Materials (0.2%)
Eagle Materials, Inc.	5,155	524,934

Containers & Packaging (1.0%)
AptarGroup, Inc.	6,645	403,352
Greif, Inc., Class A	3,430	150,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Packaging Corp. of America	10,061	$642,093
Rock-Tenn Co., Class A	14,601	694,716
Silgan Holdings, Inc.	4,447	209,009
Sonoco Products Co.	10,394	408,380

		2,507,818

Metals & Mining (1.3%)
Carpenter Technology Corp.	5,433	245,300
Cliffs Natural Resources, Inc.	15,587	161,793
Commercial Metals Co.	11,981	204,515
Compass Minerals International, Inc.	3,410	287,395
Reliance Steel & Aluminum Co.	7,977	545,627
Royal Gold, Inc.	6,631	430,617
Steel Dynamics, Inc.	24,495	553,832
TimkenSteel Corp.	3,903	181,450
United States Steel Corp.	14,781	578,972
Worthington Industries, Inc.	5,186	193,023

		3,382,524

Paper & Forest Products (0.2%)
Domtar Corp.	6,601	231,893
Louisiana-Pacific Corp.*	14,393	195,601

		427,494

Total Materials		11,815,649

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	14,096	586,535

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,091	241,780

Total Telecommunication Services		828,315

Utilities (2.9%)
Electric Utilities (1.0%)
Cleco Corp.	6,171	297,133
Great Plains Energy, Inc.	15,710	379,711
Hawaiian Electric Industries, Inc.	10,453	277,527
IDACORP, Inc.	5,120	274,483
OGE Energy Corp.	20,300	753,333
PNM Resources, Inc.	8,102	201,821
Westar Energy, Inc.	13,231	451,442

		2,635,450

Gas Utilities (1.0%)
Atmos Energy Corp.	10,256	489,211
National Fuel Gas Co.	8,565	599,465
ONE Gas, Inc.	5,272	180,566
Questar Corp.	17,869	398,300
UGI Corp.	17,554	598,416
WGL Holdings, Inc.	5,299	223,194

		2,489,152

Multi-Utilities (0.7%)
Alliant Energy Corp.	11,313	626,853
Black Hills Corp.	4,534	217,088
MDU Resources Group, Inc.	19,775	549,943
Vectren Corp.	8,419	335,918

		1,729,802

Water Utilities (0.2%)
Aqua America, Inc.	18,053	424,787

Total Utilities		7,279,191

Total Investments (62.5%) (Cost $99,553,731)		156,990,331
Other Assets Less Liabilities (37.5%)		94,073,655

Net Assets (100%)		$251,063,986

*	Non-income producing.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	63	December-14	$7,292,571	$6,908,580	$(383,991)
S&P 500 E-Mini Index	75	December-14	7,432,199	7,370,625	(61,574)
S&P MidCap 400 E-Mini Index	586	December-14	83,459,240	80,012,440	(3,446,800)

					$(3,892,365)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,484,127	$—	$—	$21,484,127
Consumer Staples	4,941,995	—	—	4,941,995
Energy	8,308,885	—	—	8,308,885
Financials	34,899,662	—	—	34,899,662
Health Care	15,231,392	—	—	15,231,392
Industrials	25,242,548	—	—	25,242,548
Information Technology	26,958,567	—	—	26,958,567
Materials	11,815,649	—	—	11,815,649
Telecommunication Services	828,315	—	—	828,315
Utilities	7,279,191	—	—	7,279,191

Total Assets	$156,990,331	$—	$—	$156,990,331

Liabilities:
Futures	$(3,892,365)	$—	$—	$(3,892,365)

Total Liabilities	$(3,892,365)	$—	$—	$(3,892,365)

Total	$153,097,966	$—	$—	$153,097,966

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,669,961
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$82,365,126

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,064,248
Aggregate gross unrealized depreciation	(4,042,542)

Net unrealized appreciation	$57,021,706

Federal income tax cost of investments	$99,968,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	26,194	$439,273
Cooper Tire & Rubber Co.	24,067	690,723
Cooper-Standard Holding, Inc.*	5,039	314,434
Dana Holding Corp.	58,851	1,128,174
Dorman Products, Inc.*	11,247	450,555
Drew Industries, Inc.	9,287	391,819
Federal-Mogul Holdings Corp.*	9,183	136,551
Fox Factory Holding Corp.*	2,090	32,395
Fuel Systems Solutions, Inc.*	2,727	24,298
Gentherm, Inc.*	13,551	572,259
Modine Manufacturing Co.*	20,796	246,848
Motorcar Parts of America, Inc.*	3,262	88,759
Remy International, Inc.	2,639	54,179
Shiloh Industries, Inc.*	1,548	26,331
Spartan Motors, Inc.	6,438	30,065
Standard Motor Products, Inc.	8,063	277,609
Stoneridge, Inc.*	5,348	60,272
Strattec Security Corp.	643	52,308
Superior Industries International, Inc.	4,323	75,782
Tenneco, Inc.*	23,594	1,234,202
Tower International, Inc.*	7,672	193,258

		6,520,094

Automobiles (0.0%)
Winnebago Industries, Inc.*	12,543	273,061

Distributors (0.2%)
Core-Mark Holding Co., Inc.	9,716	515,337
Pool Corp.	17,804	959,992
VOXX International Corp.*	3,581	33,303
Weyco Group, Inc.	1,148	28,826

		1,537,458

Diversified Consumer Services (0.6%)
2U, Inc.*	3,726	58,088
American Public Education, Inc.*	6,507	175,624
Ascent Capital Group, Inc., Class A*	6,075	365,715
Bridgepoint Education, Inc.*	3,108	34,685
Bright Horizons Family Solutions, Inc.*	11,419	480,283
Capella Education Co.	4,107	257,098
Career Education Corp.*	12,660	64,313
Carriage Services, Inc.	3,039	52,666
Chegg, Inc.*	23,464	146,415
Collectors Universe, Inc.	1,252	27,544
Education Management Corp.*	6,836	7,451
Grand Canyon Education, Inc.*	18,765	765,049
Houghton Mifflin Harcourt Co.*	40,502	787,359
ITT Educational Services, Inc.*	10,153	43,557
K12, Inc.*	12,957	206,794
Liberty Tax, Inc.*	685	22,126
LifeLock, Inc.*	29,514	421,755
Matthews International Corp., Class A	11,716	514,215
Regis Corp.	16,176	258,169
Sotheby’s, Inc.	22,703	810,951
Steiner Leisure Ltd.*	6,285	236,253
Strayer Education, Inc.*	4,147	248,323
Universal Technical Institute, Inc.	6,355	59,419
Weight Watchers International, Inc.*	10,294	282,467

		6,326,319

Hotels, Restaurants & Leisure (1.7%)
Belmond Ltd., Class A*	35,897	418,559
Biglari Holdings, Inc.*	651	221,184
BJ’s Restaurants, Inc.*	8,798	316,640
Bloomin’ Brands, Inc.*	27,585	505,909
Bob Evans Farms, Inc.	10,263	485,850
Boyd Gaming Corp.*	27,910	283,566
Bravo Brio Restaurant Group, Inc.*	3,651	47,353
Buffalo Wild Wings, Inc.*	6,989	938,413
Caesars Acquisition Co., Class A*	17,077	161,719
Caesars Entertainment Corp.*	18,020	226,692
Carrols Restaurant Group, Inc.*	6,442	45,803
Cheesecake Factory, Inc.	18,976	863,408
Churchill Downs, Inc.	5,435	529,913
Chuy’s Holdings, Inc.*	4,630	145,336
ClubCorp Holdings, Inc.	9,213	182,694
Cracker Barrel Old Country Store, Inc.	7,313	754,628
Del Frisco’s Restaurant Group, Inc.*	6,650	127,281
Denny’s Corp.*	44,386	312,034
Diamond Resorts International, Inc.*	13,171	299,772
DineEquity, Inc.	6,723	548,530
Einstein Noah Restaurant Group, Inc.	2,038	41,086
El Pollo Loco Holdings, Inc.*	1,524	54,727
Empire Resorts, Inc.*	2,782	18,667
Famous Dave’s of America, Inc.*	876	23,582
Fiesta Restaurant Group, Inc.*	9,972	495,409
Ignite Restaurant Group, Inc.*	2,381	14,286
International Speedway Corp., Class A	10,558	334,055
Interval Leisure Group, Inc.	15,314	291,732
Intrawest Resorts Holdings, Inc.*	2,562	24,775
Isle of Capri Casinos, Inc.*	6,819	51,142
Jack in the Box, Inc.	14,795	1,008,871
Jamba, Inc.*	3,191	45,376
Krispy Kreme Doughnuts, Inc.*	28,378	486,966
La Quinta Holdings, Inc.*	16,424	311,892
Life Time Fitness, Inc.*	16,292	821,768
Marcus Corp.	5,605	88,559
Marriott Vacations Worldwide Corp.*	10,476	664,283
Monarch Casino & Resort, Inc.*	1,798	21,414
Morgans Hotel Group Co.*	5,319	42,924
Multimedia Games Holding Co., Inc.*	11,805	425,098
Nathan’s Famous, Inc.*	596	40,343
Noodles & Co.*	3,639	69,832
Papa John’s International, Inc.	12,793	511,592
Papa Murphy’s Holdings, Inc.*	1,085	11,067
Penn National Gaming, Inc.*	29,133	326,581
Pinnacle Entertainment, Inc.*	22,153	555,819
Popeyes Louisiana Kitchen, Inc.*	8,991	364,135
Potbelly Corp.*	2,823	32,916
Red Robin Gourmet Burgers, Inc.*	6,161	350,561
Ruby Tuesday, Inc.*	11,637	68,542
Ruth’s Hospitality Group, Inc.	6,815	75,238
Scientific Games Corp., Class A*	19,229	207,096
Sonic Corp.*	23,947	535,455
Speedway Motorsports, Inc.	5,111	87,194
Texas Roadhouse, Inc.	26,849	747,476
Vail Resorts, Inc.	13,654	1,184,621
Zoe’s Kitchen, Inc.*	1,096	33,713

		17,884,077

Household Durables (0.6%)
Beazer Homes USA, Inc.*	10,618	178,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	3,064	$208,352
Century Communities, Inc.*	691	11,989
CSS Industries, Inc.	1,733	42,025
Dixie Group, Inc.*	2,800	24,276
Ethan Allen Interiors, Inc.	9,937	226,564
Flexsteel Industries, Inc.	874	29,480
Helen of Troy Ltd.*	10,620	557,762
Hovnanian Enterprises, Inc., Class A*	46,994	172,468
Installed Building Products, Inc.*	1,634	22,958
iRobot Corp.*	11,052	336,533
KB Home	32,244	481,725
La-Z-Boy, Inc.	21,501	425,505
LGI Homes, Inc.*	2,788	51,188
Libbey, Inc.*	8,124	213,336
Lifetime Brands, Inc.	2,001	30,635
M.D.C. Holdings, Inc.	14,536	368,052
M/I Homes, Inc.*	11,318	224,323
Meritage Homes Corp.*	15,547	551,919
NACCO Industries, Inc., Class A	917	45,602
New Home Co., Inc.*	1,566	21,141
Ryland Group, Inc.	17,859	593,633
Skullcandy, Inc.*	3,746	29,181
Standard Pacific Corp.*	62,679	469,466
TRI Pointe Homes, Inc.*	55,096	712,942
Turtle Beach Corp.*	1,301	9,953
UCP, Inc., Class A*	1,556	18,594
Universal Electronics, Inc.*	5,585	275,731
WCI Communities, Inc.*	2,304	42,486
William Lyon Homes, Class A*	5,186	114,611

		6,490,600

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	11,887	85,468
Blue Nile, Inc.*	2,294	65,494
Coupons.com, Inc.*	10,067	120,401
FTD Cos., Inc.*	7,498	255,757
Gaiam, Inc., Class A*	2,778	20,391
HSN, Inc.	13,033	799,835
Lands’ End, Inc.*	6,153	253,011
Nutrisystem, Inc.	5,414	83,213
Orbitz Worldwide, Inc.*	9,698	76,323
Overstock.com, Inc.*	2,144	36,148
PetMed Express, Inc.	3,785	51,476
RetailMeNot, Inc.*	11,500	185,840
Shutterfly, Inc.*	14,619	712,530
ValueVision Media, Inc., Class A*	8,022	41,153

		2,787,040

Leisure Products (0.3%)
Arctic Cat, Inc.	5,332	185,660
Black Diamond, Inc.*	4,270	32,281
Brunswick Corp.	35,409	1,492,135
Callaway Golf Co.	29,612	214,391
Escalade, Inc.	1,700	20,502
JAKKS Pacific, Inc.*	3,625	25,738
Johnson Outdoors, Inc., Class A	879	22,766
LeapFrog Enterprises, Inc.*	12,404	74,300
Malibu Boats, Inc., Class A*	1,512	28,002
Marine Products Corp.	8,340	65,803
Nautilus, Inc.*	5,870	70,264
Smith & Wesson Holding Corp.*	24,682	232,998
Sturm Ruger & Co., Inc.	7,674	373,647

		2,838,487

Media (0.7%)
AH Belo Corp., Class A	3,490	37,238
AMC Entertainment Holdings, Inc., Class A	8,127	186,840
Carmike Cinemas, Inc.*	9,659	299,236
Central European Media Enterprises Ltd., Class A*	13,337	30,008
Crown Media Holdings, Inc., Class A*	34,167	109,334
Cumulus Media, Inc., Class A*	46,071	185,666
Daily Journal Corp.*	204	36,822
Dex Media, Inc.*	2,815	26,911
Entercom Communications Corp., Class A*	7,981	64,087
Entravision Communications Corp., Class A	10,804	42,784
Eros International plc.*	4,062	59,346
EW Scripps Co., Class A*	10,672	174,060
Global Sources Ltd.*	8,541	57,310
Gray Television, Inc.*	14,743	116,175
Harte-Hanks, Inc.	9,460	60,260
Hemisphere Media Group, Inc.*	1,706	18,186
Journal Communications, Inc., Class A*	11,040	93,067
Lee Enterprises, Inc.*	10,047	33,959
Loral Space & Communications, Inc.*	4,880	350,433
Martha Stewart Living Omnimedia, Inc., Class A*	5,610	20,196
McClatchy Co., Class A*	11,522	38,714
MDC Partners, Inc., Class A	15,530	298,021
Media General, Inc.*	20,155	264,232
Meredith Corp.	14,767	632,028
National CineMedia, Inc.	25,665	372,399
New Media Investment Group, Inc.	12,331	205,065
New York Times Co., Class A	55,785	625,908
Nexstar Broadcasting Group, Inc., Class A	12,721	514,183
Radio One, Inc., Class D*	4,297	13,664
ReachLocal, Inc.*	3,478	12,556
Reading International, Inc., Class A*	3,217	27,023
Rentrak Corp.*	3,939	240,043
Saga Communications, Inc., Class A	689	23,137
Salem Communications Corp., Class A	1,990	15,144
Scholastic Corp.	12,462	402,772
SFX Entertainment, Inc.*	8,316	41,746
Sinclair Broadcast Group, Inc., Class A	25,455	664,121
Sizmek, Inc.*	4,210	32,585
Time, Inc.*	41,036	961,473
Townsquare Media, Inc.*	1,425	17,128
World Wrestling Entertainment, Inc., Class A	11,335	156,083

		7,559,943

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	2,721	22,748
Burlington Stores, Inc.*	10,626	423,552
Fred’s, Inc., Class A	14,452	202,328
Tuesday Morning Corp.*	18,215	353,462

		1,002,090

Specialty Retail (1.9%)
Aeropostale, Inc.*	14,901	49,024
American Eagle Outfitters, Inc.	72,353	1,050,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
America’s Car-Mart, Inc.*	1,479	$58,554
ANN, Inc.*	17,828	733,266
Asbury Automotive Group, Inc.*	11,676	752,168
Barnes & Noble, Inc.*	14,611	288,421
bebe stores, Inc.	5,930	13,758
Big 5 Sporting Goods Corp.	3,461	32,430
Brown Shoe Co., Inc.	19,017	515,931
Buckle, Inc.	10,886	494,116
Build-A-Bear Workshop, Inc.*	2,309	30,202
Cato Corp., Class A	11,410	393,189
Children’s Place, Inc.	8,755	417,263
Christopher & Banks Corp.*	6,891	68,152
Citi Trends, Inc.*	2,927	64,687
Conn’s, Inc.*	10,244	310,086
Container Store Group, Inc.*	3,239	70,513
Destination Maternity Corp.	2,507	38,708
Destination XL Group, Inc.*	6,303	29,750
Express, Inc.*	32,823	512,367
Finish Line, Inc., Class A	17,935	448,913
Five Below, Inc.*	20,154	798,300
Francesca’s Holdings Corp.*	16,670	232,213
Genesco, Inc.*	8,929	667,443
Group 1 Automotive, Inc.	9,738	708,050
Guess?, Inc.	22,843	501,861
Haverty Furniture Cos., Inc.	5,898	128,517
hhgregg, Inc.*	2,303	14,532
Hibbett Sports, Inc.*	11,315	482,358
Kirkland’s, Inc.*	2,732	44,013
Lithia Motors, Inc., Class A	9,246	699,830
Lumber Liquidators Holdings, Inc.*	10,712	614,655
MarineMax, Inc.*	4,611	77,695
Mattress Firm Holding Corp.*	5,782	347,267
Men’s Wearhouse, Inc.	18,272	862,804
Monro Muffler Brake, Inc.	12,229	593,473
New York & Co., Inc.*	5,645	17,104
Office Depot, Inc.*	192,393	988,900
Outerwall, Inc.*	8,831	495,419
Pacific Sunwear of California, Inc.*	9,618	17,312
Pep Boys-Manny, Moe & Jack*	23,976	213,626
Pier 1 Imports, Inc.	36,759	437,065
Rent-A-Center, Inc.	21,835	662,692
Restoration Hardware Holdings, Inc.*	12,317	979,817
Sears Hometown and Outlet Stores, Inc.*	2,177	33,743
Select Comfort Corp.*	23,619	494,109
Shoe Carnival, Inc.	2,851	50,776
Sonic Automotive, Inc., Class A	17,963	440,273
Sportsman’s Warehouse Holdings, Inc.*	1,807	12,170
Stage Stores, Inc.	13,593	232,576
Stein Mart, Inc.	5,195	60,002
Systemax, Inc.*	6,049	75,431
Tile Shop Holdings, Inc.*	8,071	74,657
Tilly’s, Inc., Class A*	2,649	19,920
Vitamin Shoppe, Inc.*	12,858	570,767
West Marine, Inc.*	3,340	30,060
Winmark Corp.	448	32,928
Zumiez, Inc.*	7,943	223,198

		19,307,620

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	11,188	400,307
Crocs, Inc.*	33,396	420,122
Culp, Inc.	1,678	30,456
G-III Apparel Group Ltd.*	7,497	621,201
Iconix Brand Group, Inc.*	18,698	690,704
Movado Group, Inc.	7,547	249,504
Oxford Industries, Inc.	6,386	389,482
Perry Ellis International, Inc.*	2,190	44,567
Quiksilver, Inc.*	55,093	94,760
Sequential Brands Group, Inc.*	3,158	39,475
Skechers U.S.A., Inc., Class A*	15,794	841,978
Steven Madden Ltd.*	23,018	741,870
Tumi Holdings, Inc.*	20,829	423,870
Unifi, Inc.*	2,686	69,567
Vera Bradley, Inc.*	8,922	184,507
Vince Holding Corp.*	4,708	142,464
Wolverine World Wide, Inc.	39,015	977,716

		6,362,550

Total Consumer Discretionary		78,889,339

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,438	762,411
Coca-Cola Bottling Co. Consolidated	1,146	85,526
Craft Brew Alliance, Inc.*	2,092	30,125
National Beverage Corp.*	4,881	95,179

		973,241

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,209	704,822
Casey’s General Stores, Inc.	14,309	1,025,955
Chefs’ Warehouse, Inc.*	3,387	55,073
Fairway Group Holdings Corp.*	3,482	13,023
Fresh Market, Inc.*	15,897	555,282
Ingles Markets, Inc., Class A	2,473	58,585
Liberator Medical Holdings, Inc.	5,845	18,295
Natural Grocers by Vitamin Cottage, Inc.*	1,734	28,229
Pantry, Inc.*	4,399	88,992
PriceSmart, Inc.	7,845	671,846
Roundy’s, Inc.	7,286	21,785
SpartanNash Co.	15,096	293,617
SUPERVALU, Inc.*	77,206	690,222
United Natural Foods, Inc.*	18,963	1,165,466
Village Super Market, Inc., Class A	1,633	37,200
Weis Markets, Inc.	5,024	196,087

		5,624,479

Food Products (0.9%)
Alico, Inc.	553	21,069
Annie’s, Inc.*	5,600	257,040
B&G Foods, Inc.	19,954	549,733
Boulder Brands, Inc.*	25,212	343,640
Calavo Growers, Inc.	5,019	226,558
Cal-Maine Foods, Inc.	5,772	515,613
Chiquita Brands International, Inc.*	18,800	266,960
Darling Ingredients, Inc.*	64,763	1,186,458
Dean Foods Co.	34,885	462,226
Diamond Foods, Inc.*	10,320	295,255
Farmer Bros Co.*	1,929	55,845
Fresh Del Monte Produce, Inc.	13,452	429,119
Inventure Foods, Inc.*	2,923	37,882
J&J Snack Foods Corp.	5,941	555,840
John B. Sanfilippo & Son, Inc.	1,523	49,284
Lancaster Colony Corp.	7,741	660,152
Lifeway Foods, Inc.*	871	12,081
Limoneira Co.	2,097	49,678
Omega Protein Corp.*	3,953	49,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	16,408	$544,417
Sanderson Farms, Inc.	8,845	777,918
Seaboard Corp.*	90	240,749
Seneca Foods Corp., Class A*	1,559	44,587
Snyder’s-Lance, Inc.	18,458	489,137
Tootsie Roll Industries, Inc.	9,850	275,701
TreeHouse Foods, Inc.*	15,888	1,278,984

		9,675,339

Household Products (0.1%)
Central Garden & Pet Co., Class A*	10,668	85,771
Harbinger Group, Inc.*	30,867	404,975
Oil-Dri Corp. of America	1,934	50,420
Orchids Paper Products Co.	1,497	36,766
WD-40 Co.	5,946	404,090

		982,022

Personal Products (0.1%)
Elizabeth Arden, Inc.*	11,884	198,938
Female Health Co.	3,920	13,681
IGI Laboratories, Inc.*	5,989	55,817
Inter Parfums, Inc.	7,349	202,098
Medifast, Inc.*	2,644	86,803
Nature’s Sunshine Products, Inc.	3,692	54,752
Nutraceutical International Corp.*	1,654	34,585
Revlon, Inc., Class A*	2,687	85,151
Synutra International, Inc.*	3,206	14,523
USANA Health Sciences, Inc.*	2,424	178,552

		924,900

Tobacco (0.1%)
22nd Century Group, Inc.*	7,721	19,457
Alliance One International, Inc.*	24,306	47,883
Universal Corp.	10,027	445,098
Vector Group Ltd.	27,046	599,878

		1,112,316

Total Consumer Staples		19,292,297

Energy (3.2%)
Energy Equipment & Services (1.0%)
Aspen Aerogels, Inc.*	868	8,749
Basic Energy Services, Inc.*	11,991	260,085
Bristow Group, Inc.	13,182	885,830
C&J Energy Services, Inc.*	19,825	605,654
CARBO Ceramics, Inc.	7,599	450,089
CHC Group Ltd.*	9,076	50,826
Dawson Geophysical Co.	1,514	27,525
Era Group, Inc.*	8,641	187,942
Exterran Holdings, Inc.	22,194	983,416
Forum Energy Technologies, Inc.*	22,193	679,328
Geospace Technologies Corp.*	5,585	196,313
Glori Energy, Inc.*	2,275	17,973
Gulf Island Fabrication, Inc.	2,975	51,170
Gulfmark Offshore, Inc., Class A	11,345	355,666
Helix Energy Solutions Group, Inc.*	40,955	903,467
Hercules Offshore, Inc.*	70,230	154,506
Hornbeck Offshore Services, Inc.*	14,958	489,575
Independence Contract Drilling, Inc.*	1,719	20,198
ION Geophysical Corp.*	40,492	112,973
Key Energy Services, Inc.*	49,177	238,017
Matrix Service Co.*	10,769	259,748
McDermott International, Inc.*	88,450	505,934
Mitcham Industries, Inc.*	2,381	26,310
Natural Gas Services Group, Inc.*	2,349	56,540
Newpark Resources, Inc.*	31,599	393,092
North Atlantic Drilling Ltd.	27,502	183,163
Nuverra Environmental Solutions, Inc.*	5,352	78,942
Parker Drilling Co.*	54,075	267,131
PHI, Inc. (Non-Voting)*	5,232	215,297
Pioneer Energy Services Corp.*	23,367	327,605
Profire Energy, Inc.*	2,505	10,396
RigNet, Inc.*	5,989	242,255
SEACOR Holdings, Inc.*	8,640	646,272
Tesco Corp.	13,917	276,252
TETRA Technologies, Inc.*	33,477	362,221
Vantage Drilling Co.*	68,760	87,325
Willbros Group, Inc.*	12,686	105,674

		10,723,459

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	35,724	188,623
Adams Resources & Energy, Inc.	380	16,830
Alon USA Energy, Inc.	4,908	70,479
Alpha Natural Resources, Inc.*	94,375	234,050
American Eagle Energy Corp.*	5,694	23,175
Amyris, Inc.*	5,273	19,985
Apco Oil and Gas International, Inc.*	10,099	130,176
Approach Resources, Inc.*	14,312	207,524
Arch Coal, Inc.	93,345	197,891
Ardmore Shipping Corp.	3,347	36,482
Bill Barrett Corp.*	18,472	407,123
Bonanza Creek Energy, Inc.*	13,118	746,414
BPZ Resources, Inc.*	22,118	42,245
Callon Petroleum Co.*	10,153	89,448
Carrizo Oil & Gas, Inc.*	17,386	935,715
Clayton Williams Energy, Inc.*	2,291	220,967
Clean Energy Fuels Corp.*	27,190	212,082
Cloud Peak Energy, Inc.*	23,494	296,494
Comstock Resources, Inc.	18,312	340,969
Contango Oil & Gas Co.*	6,593	219,151
Delek U.S. Holdings, Inc.	22,023	729,402
DHT Holdings, Inc.	16,942	104,363
Diamondback Energy, Inc.*	15,591	1,165,895
Dorian LPG Ltd.*	3,279	58,432
Eclipse Resources Corp.*	11,169	185,629
Emerald Oil, Inc.*	10,789	66,352
Energy XXI Bermuda Ltd.	37,479	425,387
Evolution Petroleum Corp.	3,679	33,773
EXCO Resources, Inc.	60,863	203,282
Forest Oil Corp.*	22,450	26,266
Frontline Ltd.*	12,470	15,712
FX Energy, Inc.*	10,191	30,981
GasLog Ltd.	15,651	344,479
Gastar Exploration, Inc.*	14,291	83,888
Goodrich Petroleum Corp.*	12,651	187,488
Green Plains, Inc.	13,941	521,254
Halcon Resources Corp.*	97,550	386,298
Hallador Energy Co.	5,352	63,368
Harvest Natural Resources, Inc.*	7,872	28,890
Isramco, Inc.*	163	19,912
Jones Energy, Inc., Class A*	4,423	83,064
Kodiak Oil & Gas Corp.*	101,282	1,374,397
Magnum Hunter Resources Corp.*	75,153	418,602
Matador Resources Co.*	27,243	704,232
Midstates Petroleum Co., Inc.*	6,997	35,335
Miller Energy Resources, Inc.*	5,599	24,636
Navios Maritime Acquisition Corp.	22,265	60,338
Nordic American Offshore Ltd.	3,296	58,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nordic American Tankers Ltd.	28,589	$227,283
Northern Oil and Gas, Inc.*	22,736	323,306
Pacific Ethanol, Inc.*	4,454	62,178
Panhandle Oil and Gas, Inc., Class A	2,190	130,743
Parsley Energy, Inc., Class A*	19,848	423,358
PDC Energy, Inc.*	14,067	707,429
Penn Virginia Corp.*	24,397	310,086
PetroQuest Energy, Inc.*	11,032	62,000
Quicksilver Resources, Inc.*	55,459	33,431
Renewable Energy Group, Inc.*	6,496	65,934
Resolute Energy Corp.*	27,864	174,707
REX American Resources Corp.*	2,482	180,888
Rex Energy Corp.*	17,350	219,824
Ring Energy, Inc.*	3,727	54,936
Rosetta Resources, Inc.*	23,779	1,059,592
RSP Permian, Inc.*	8,838	225,899
Sanchez Energy Corp.*	17,987	472,339
Scorpio Tankers, Inc.	70,803	588,373
SemGroup Corp., Class A	16,219	1,350,556
Ship Finance International Ltd.	22,818	386,081
Solazyme, Inc.*	28,404	211,894
Stone Energy Corp.*	21,251	666,431
Swift Energy Co.*	19,634	188,486
Synergy Resources Corp.*	22,371	272,702
Teekay Tankers Ltd., Class A	11,553	43,093
TransAtlantic Petroleum Ltd.*	4,220	37,938
Triangle Petroleum Corp.*	27,267	300,210
VAALCO Energy, Inc.*	20,625	175,312
Vertex Energy, Inc.*	2,443	17,003
W&T Offshore, Inc.	15,029	165,319
Warren Resources, Inc.*	13,693	72,573
Western Refining, Inc.	19,810	831,822
Westmoreland Coal Co.*	5,562	208,074

		22,325,354

Total Energy		33,048,813

Financials (13.5%)
Banks (4.2%)
1st Source Corp.	3,910	111,357
1st United Bancorp, Inc./Florida	8,547	72,820
American National Bankshares, Inc.	1,522	34,626
Ameris Bancorp	9,668	212,213
Ames National Corp.	1,578	35,268
Arrow Financial Corp.	3,940	98,782
BancFirst Corp.	1,512	94,591
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,421	350,396
Bancorp, Inc./Delaware*	8,680	74,561
BancorpSouth, Inc.	37,142	748,040
Bank of Kentucky Financial Corp.	1,140	52,702
Bank of Marin Bancorp/California	1,118	51,305
Bank of the Ozarks, Inc.	29,608	933,244
Banner Corp.	7,811	300,489
BBCN Bancorp, Inc.	33,908	494,718
Blue Hills Bancorp, Inc.*	5,052	66,282
BNC Bancorp	3,735	58,490
Boston Private Financial Holdings, Inc.	35,334	437,788
Bridge Bancorp, Inc.	2,149	50,824
Bridge Capital Holdings*	1,810	41,159
Bryn Mawr Bank Corp.	5,761	163,209
C1 Financial, Inc.*	471	8,539
Camden National Corp.	1,763	61,705
Capital Bank Financial Corp., Class A*	8,710	207,995
Capital City Bank Group, Inc.	8,934	120,966
Cardinal Financial Corp.	12,883	219,913
Cascade Bancorp*	18,277	92,299
Cathay General Bancorp	30,730	763,026
Centerstate Banks, Inc.	6,689	69,231
Central Pacific Financial Corp.	3,226	57,842
Century Bancorp, Inc./Massachusetts, Class A	618	21,395
Chemical Financial Corp.	12,248	329,349
Citizens & Northern Corp.	2,315	43,985
City Holding Co.	6,304	265,588
CNB Financial Corp./Pennsylvania	2,732	42,892
CoBiz Financial, Inc.	6,801	76,035
Columbia Banking System, Inc.	19,332	479,627
Community Bank System, Inc.	16,370	549,868
Community Trust Bancorp, Inc.	7,644	257,068
CommunityOne Bancorp*	4,023	35,483
ConnectOne Bancorp, Inc.	4,873	92,831
CU Bancorp*	1,927	36,228
Customers Bancorp, Inc.*	4,819	86,549
CVB Financial Corp.	41,852	600,576
Eagle Bancorp, Inc.*	9,466	301,208
Enterprise Bancorp, Inc./Massachusetts	1,372	25,848
Enterprise Financial Services Corp.	3,748	62,667
F.N.B. Corp./Pennsylvania	66,839	801,400
FCB Financial Holdings, Inc., Class A*	1,407	31,953
Fidelity Southern Corp.	3,110	42,607
Financial Institutions, Inc.	2,576	57,908
First Bancorp, Inc./Maine	3,527	58,795
First Bancorp/North Carolina	3,730	59,755
First BanCorp/Puerto Rico*	38,884	184,699
First Busey Corp.	14,593	81,283
First Business Financial Services, Inc.	738	32,398
First Citizens BancShares, Inc./North Carolina, Class A	2,813	609,380
First Commonwealth Financial Corp.	34,914	292,928
First Community Bancshares, Inc./Virginia	3,206	45,814
First Connecticut Bancorp, Inc./Connecticut	3,521	51,055
First Financial Bancorp	25,487	403,459
First Financial Bankshares, Inc.	24,621	684,218
First Financial Corp./Indiana	2,289	70,845
First Interstate BancSystem, Inc.	6,102	162,130
First Merchants Corp.	13,873	280,373
First Midwest Bancorp, Inc./Illinois	32,929	529,828
First NBC Bank Holding Co.*	5,510	180,453
First of Long Island Corp.	1,475	50,814
FirstMerit Corp.	64,209	1,130,078
Flushing Financial Corp.	13,009	237,674
German American Bancorp, Inc.	2,504	64,628
Glacier Bancorp, Inc.	28,438	735,407
Great Southern Bancorp, Inc.	3,420	103,763
Green Bancorp, Inc.*	675	11,576
Guaranty Bancorp	2,822	38,125
Hampton Roads Bankshares, Inc.*	6,714	10,272
Hancock Holding Co.	30,615	981,211
Hanmi Financial Corp.	14,977	301,936
Heartland Financial USA, Inc.	4,323	103,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage Commerce Corp.	4,074	$33,448
Heritage Financial Corp./Washington	11,264	178,422
Heritage Oaks Bancorp	4,174	29,218
Home BancShares, Inc./Arkansas	19,207	564,878
HomeTrust Bancshares, Inc.*	3,930	57,417
Horizon Bancorp/Indiana	1,714	39,491
Hudson Valley Holding Corp.	3,465	62,890
Iberiabank Corp.	12,353	772,186
Independent Bank Corp./Massachusetts	9,498	339,269
Independent Bank Corp./Michigan	3,672	43,770
Independent Bank Group, Inc.	2,215	105,102
International Bancshares Corp.	20,092	495,569
Investors Bancorp, Inc.	133,326	1,350,592
Lakeland Bancorp, Inc.	8,149	79,534
Lakeland Financial Corp.	6,443	241,613
Macatawa Bank Corp.	4,902	23,530
MainSource Financial Group, Inc.	6,573	113,384
MB Financial, Inc.	26,054	721,175
Mercantile Bank Corp.	2,993	57,017
Merchants Bancshares, Inc./Vermont	981	27,654
Metro Bancorp, Inc.*	2,668	64,699
MidSouth Bancorp, Inc.	5,673	106,085
MidWestOne Financial Group, Inc.	1,288	29,637
National Bank Holdings Corp., Class A	15,247	291,523
National Bankshares, Inc./Virginia	1,393	38,670
National Penn Bancshares, Inc.	45,596	442,737
NBT Bancorp, Inc.	18,927	426,236
NewBridge Bancorp*	6,298	47,802
Northrim BanCorp, Inc.	1,270	33,566
OFG Bancorp	21,927	328,466
Old Line Bancshares, Inc.	1,544	23,901
Old National Bancorp/Indiana	41,668	540,434
OmniAmerican Bancorp, Inc.	2,158	56,086
Opus Bank*	1,042	31,916
Pacific Continental Corp.	3,344	42,970
Pacific Premier Bancorp, Inc.*	3,221	45,255
Palmetto Bancshares, Inc.	803	11,354
Park National Corp.	5,435	409,908
Park Sterling Corp.	8,449	56,017
Peapack-Gladstone Financial Corp.	2,307	40,373
Penns Woods Bancorp, Inc.	987	41,701
Peoples Bancorp, Inc./Ohio	2,480	58,900
Peoples Financial Services Corp.	1,405	64,616
Pinnacle Financial Partners, Inc.	13,731	495,689
Preferred Bank/California*	2,120	47,742
PrivateBancorp, Inc.	27,650	827,012
Prosperity Bancshares, Inc.	25,214	1,441,484
Renasant Corp.	12,572	340,073
Republic Bancorp, Inc./Kentucky, Class A	3,882	91,965
Republic First Bancorp, Inc.*	5,771	22,449
S&T Bancorp, Inc.	12,302	288,605
Sandy Spring Bancorp, Inc.	9,738	222,903
Seacoast Banking Corp. of Florida*	3,644	39,829
ServisFirst Bancshares, Inc.	763	21,974
Sierra Bancorp	8,001	134,097
Simmons First National Corp., Class A	7,435	286,396
South State Corp.	9,372	524,082
Southside Bancshares, Inc.	6,430	213,798
Southwest Bancorp, Inc./Oklahoma	5,736	94,070
Square 1 Financial, Inc., Class A*	1,426	27,422
State Bank Financial Corp.	15,108	245,354
Sterling Bancorp/Delaware	33,554	429,156
Stock Yards Bancorp, Inc.	3,710	111,671
Stonegate Bank	1,869	48,127
Suffolk Bancorp	2,722	52,834
Sun Bancorp, Inc./New Jersey*	1,591	28,813
Susquehanna Bancshares, Inc.	69,725	697,250
Talmer Bancorp, Inc., Class A	3,488	48,239
Texas Capital Bancshares, Inc.*	16,012	923,572
Tompkins Financial Corp.	6,201	273,340
Towne Bank/Virginia	6,163	83,694
Trico Bancshares	3,035	68,652
TriState Capital Holdings, Inc.*	4,146	37,604
Trustmark Corp.	27,553	634,683
UMB Financial Corp.	15,098	823,596
Umpqua Holdings Corp.	61,923	1,019,872
Union Bankshares Corp.	19,274	445,229
United Bankshares, Inc./West Virginia	25,276	781,787
United Community Banks, Inc./Georgia	19,624	323,011
Univest Corp. of Pennsylvania	3,174	59,513
Valley National Bancorp	74,618	723,048
ViewPoint Financial Group, Inc.	15,052	360,345
Washington Trust Bancorp, Inc.	5,599	184,711
Webster Financial Corp.	33,311	970,683
WesBanco, Inc.	9,781	299,201
West Bancorp, Inc.	2,986	42,192
Westamerica Bancorp	10,864	505,393
Western Alliance Bancorp*	28,059	670,610
Wilshire Bancorp, Inc.	29,076	268,371
Wintrust Financial Corp.	17,803	795,260
Yadkin Financial Corp.*	4,250	77,180

		43,543,167

Capital Markets (0.9%)
Actua Corp.*	17,142	274,615
Arlington Asset Investment Corp., Class A	7,732	196,470
BGC Partners, Inc., Class A	62,646	465,460
Calamos Asset Management, Inc., Class A	3,229	36,391
CIFC Corp.	874	7,910
Cohen & Steers, Inc.	7,489	287,877
CorEnergy Infrastructure Trust, Inc. (REIT)	5,805	43,421
Cowen Group, Inc., Class A*	29,059	108,971
Diamond Hill Investment Group, Inc.	519	63,863
Evercore Partners, Inc., Class A	13,412	630,364
FBR & Co.*	1,809	49,784
Financial Engines, Inc.	20,493	701,168
FXCM, Inc., Class A	15,977	253,235
GAMCO Investors, Inc., Class A	2,434	172,181
GFI Group, Inc.	31,104	168,273
Greenhill & Co., Inc.	10,882	505,904
HFF, Inc., Class A	12,433	359,935
INTL FCStone, Inc.*	3,137	54,333
Investment Technology Group, Inc.*	17,624	277,754
Janus Capital Group, Inc.	55,742	810,489
KCG Holdings, Inc., Class A*	9,832	99,598
Ladenburg Thalmann Financial Services, Inc.*	41,340	175,282
Manning & Napier, Inc.	2,780	46,676
Marcus & Millichap, Inc.*	1,513	45,783
Moelis & Co.	2,390	81,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Oppenheimer Holdings, Inc., Class A	1,921	$38,900
Piper Jaffray Cos.*	6,840	357,322
Pzena Investment Management, Inc., Class A	5,112	48,820
RCS Capital Corp., Class A	1,736	39,095
Safeguard Scientifics, Inc.*	3,923	72,183
Silvercrest Asset Management Group, Inc., Class A	1,063	14,478
Stifel Financial Corp.*	25,107	1,177,267
SWS Group, Inc.*	6,032	41,561
Virtus Investment Partners, Inc.	2,662	462,389
Walter Investment Management Corp.*	16,068	352,693
Westwood Holdings Group, Inc.	1,952	110,659
WisdomTree Investments, Inc.*	43,980	500,492

		9,133,215

Consumer Finance (0.4%)
Cash America International, Inc.	11,039	483,508
Consumer Portfolio Services, Inc.*	3,940	25,256
Credit Acceptance Corp.*	3,201	403,550
Encore Capital Group, Inc.*	10,405	461,046
Ezcorp, Inc., Class A*	23,152	229,436
First Cash Financial Services, Inc.*	10,783	603,632
Green Dot Corp., Class A*	10,872	229,834
JW Wentworth Co., Class A*	2,172	26,911
Nelnet, Inc., Class A	7,689	331,319
Nicholas Financial, Inc.*	1,908	22,114
Portfolio Recovery Associates, Inc.*	19,588	1,023,081
Regional Management Corp.*	2,013	36,133
Springleaf Holdings, Inc.*	11,458	365,854
World Acceptance Corp.*	3,226	217,755

		4,459,429

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	4,314	27,480
MarketAxess Holdings, Inc.	14,592	902,661
Marlin Business Services Corp.	1,531	28,048
NewStar Financial, Inc.*	9,024	101,430
PHH Corp.*	24,294	543,214
PICO Holdings, Inc.*	8,826	176,079
Resource America, Inc., Class A	2,419	22,521
Tiptree Financial, Inc., Class A*	1,528	12,621

		1,814,054

Insurance (1.5%)
Ambac Financial Group, Inc.*	19,059	421,204
American Equity Investment Life Holding Co.	29,648	678,346
AMERISAFE, Inc.	8,497	332,318
AmTrust Financial Services, Inc.	11,640	463,505
Argo Group International Holdings Ltd.	11,212	564,076
Atlas Financial Holdings, Inc.*	2,168	30,005
Baldwin & Lyons, Inc., Class B	2,168	53,550
Citizens, Inc./Texas*	10,031	64,800
CNO Financial Group, Inc.	85,547	1,450,877
Crawford & Co., Class B	5,637	46,505
Donegal Group, Inc., Class A	6,019	92,452
eHealth, Inc.*	3,366	81,222
EMC Insurance Group, Inc.	3,555	102,668
Employers Holdings, Inc.	13,340	256,795
Enstar Group Ltd.*	3,165	431,453
FBL Financial Group, Inc., Class A	2,765	123,595
Federated National Holding Co.	2,515	70,646
Fidelity & Guaranty Life	2,733	58,350
First American Financial Corp.	39,697	1,076,583
Global Indemnity plc*	3,302	83,309
Greenlight Capital Reinsurance Ltd., Class A*	12,796	414,718
Hallmark Financial Services, Inc.*	6,242	64,355
HCI Group, Inc.	1,999	71,944
Heritage Insurance Holdings, Inc.*	1,289	19,412
Hilltop Holdings, Inc.*	27,423	549,831
Horace Mann Educators Corp.	15,087	430,130
Independence Holding Co.	1,507	20,028
Infinity Property & Casualty Corp.	4,317	276,331
Kansas City Life Insurance Co.	2,168	96,151
Kemper Corp.	17,224	588,200
Maiden Holdings Ltd.	19,341	214,298
Meadowbrook Insurance Group, Inc.	9,502	55,587
Montpelier Reinsurance Holdings Ltd.	16,159	502,383
National General Holdings Corp.	13,288	224,434
National Interstate Corp.	1,604	44,752
National Western Life Insurance Co., Class A	714	176,365
Navigators Group, Inc.*	3,843	236,345
OneBeacon Insurance Group Ltd., Class A	6,029	92,907
Phoenix Cos., Inc.*	1,041	58,358
Platinum Underwriters Holdings Ltd.	10,382	631,952
Primerica, Inc.	21,489	1,036,200
RLI Corp.	15,796	683,809
Safety Insurance Group, Inc.	5,263	283,728
Selective Insurance Group, Inc.	24,550	543,537
State Auto Financial Corp.	7,130	146,236
Stewart Information Services Corp.	10,370	304,360
Symetra Financial Corp.	28,003	653,310
Third Point Reinsurance Ltd.*	21,178	308,140
United Fire Group, Inc.	9,979	277,117
United Insurance Holdings Corp.	3,115	46,725
Universal Insurance Holdings, Inc.	8,444	109,181

		15,643,083

Real Estate Investment Trusts (REITs) (5.0%)
Acadia Realty Trust (REIT)	24,046	663,189
AG Mortgage Investment Trust, Inc. (REIT)	11,021	196,174
Agree Realty Corp. (REIT)	2,912	79,731
Alexander’s, Inc. (REIT)	932	348,484
Altisource Residential Corp. (REIT)	21,938	526,512
American Assets Trust, Inc. (REIT)	15,477	510,277
American Capital Mortgage Investment Corp. (REIT)	19,103	359,518
American Realty Capital Healthcare Trust, Inc. (REIT)	63,176	662,084
American Residential Properties, Inc. (REIT)*	12,259	224,830
AmREIT, Inc. (REIT)	3,741	85,931
Anworth Mortgage Asset Corp. (REIT)	55,982	268,154
Apollo Commercial Real Estate Finance, Inc. (REIT)	16,426	258,052
Apollo Residential Mortgage, Inc. (REIT)	12,242	188,894
Ares Commercial Real Estate Corp. (REIT)	5,271	61,618
Armada Hoffler Properties, Inc. (REIT)	4,328	39,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT)	132,926	$511,765
Ashford Hospitality Prime, Inc. (REIT)	3,507	53,412
Ashford Hospitality Trust, Inc. (REIT)	25,895	264,647
Associated Estates Realty Corp. (REIT)	22,177	388,319
Aviv REIT, Inc. (REIT)	7,499	197,599
Campus Crest Communities, Inc. (REIT)	22,781	145,798
Capstead Mortgage Corp. (REIT)	40,338	493,737
CareTrust REIT, Inc. (REIT)*	8,414	120,320
CatchMark Timber Trust, Inc. (REIT), Class A	3,631	39,796
Cedar Realty Trust, Inc. (REIT)	29,785	175,732
Chambers Street Properties (REIT)	91,573	689,545
Chatham Lodging Trust (REIT)	12,120	279,730
Chesapeake Lodging Trust (REIT)	20,216	589,296
Colony Financial, Inc. (REIT)	40,155	898,669
CoreSite Realty Corp. (REIT)	10,360	340,533
Cousins Properties, Inc. (REIT)	81,225	970,639
CubeSmart (REIT)	57,924	1,041,474
CyrusOne, Inc. (REIT)	12,186	292,951
CYS Investments, Inc. (REIT)	60,279	496,699
DCT Industrial Trust, Inc. (REIT)	128,541	965,343
DiamondRock Hospitality Co. (REIT)	75,567	958,190
DuPont Fabros Technology, Inc. (REIT)	24,683	667,428
Dynex Capital, Inc. (REIT)	10,549	85,236
EastGroup Properties, Inc. (REIT)	12,831	777,430
Education Realty Trust, Inc. (REIT)	50,155	515,593
Empire State Realty Trust, Inc. (REIT), Class A	34,122	512,512
EPR Properties (REIT)	21,735	1,101,530
Equity One, Inc. (REIT)	26,921	582,301
Excel Trust, Inc. (REIT)	22,518	265,037
FelCor Lodging Trust, Inc. (REIT)	51,911	485,887
First Industrial Realty Trust, Inc. (REIT)	45,330	766,530
First Potomac Realty Trust (REIT)	24,099	283,163
Franklin Street Properties Corp. (REIT)	34,576	387,943
Geo Group, Inc. (REIT)	27,040	1,033,469
Getty Realty Corp. (REIT)	7,215	122,655
Gladstone Commercial Corp. (REIT)	3,050	51,820
Glimcher Realty Trust (REIT)	59,946	811,669
Government Properties Income Trust (REIT)	25,817	565,650
Gramercy Property Trust, Inc. (REIT)	44,148	254,292
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,058	56,082
Hatteras Financial Corp. (REIT)	35,932	645,339
Healthcare Realty Trust, Inc. (REIT)	39,052	924,751
Hersha Hospitality Trust (REIT)	86,027	547,992
Highwoods Properties, Inc. (REIT)#	34,439	1,339,677
Hudson Pacific Properties, Inc. (REIT)	19,927	491,400
Inland Real Estate Corp. (REIT)	35,909	355,858
Invesco Mortgage Capital, Inc. (REIT)	50,070	787,100
Investors Real Estate Trust (REIT)	41,175	317,047
iStar Financial, Inc. (REIT)*	33,095	446,782
Kite Realty Group Trust (REIT)	11,012	266,931
LaSalle Hotel Properties (REIT)	40,030	1,370,627
Lexington Realty Trust (REIT)	76,234	746,331
LTC Properties, Inc. (REIT)	15,040	554,826
Mack-Cali Realty Corp. (REIT)	33,216	634,758
Medical Properties Trust, Inc. (REIT)	66,650	817,129
Monmouth Real Estate Investment Corp. (REIT)	21,004	212,560
National Health Investors, Inc. (REIT)	12,760	729,106
New Residential Investment Corp. (REIT)	113,369	660,941
New York Mortgage Trust, Inc. (REIT)	31,925	230,818
New York REIT, Inc. (REIT)	62,991	647,547
One Liberty Properties, Inc. (REIT)	4,224	85,452
Owens Realty Mortgage, Inc. (REIT)	2,052	29,241
Parkway Properties, Inc./Maryland (REIT)	27,820	522,460
Pebblebrook Hotel Trust (REIT)	24,782	925,360
Pennsylvania Real Estate Investment Trust (REIT)	26,587	530,145
PennyMac Mortgage Investment Trust (REIT)	28,570	612,255
Physicians Realty Trust (REIT)	8,636	118,486
Potlatch Corp. (REIT)	15,846	637,168
PS Business Parks, Inc. (REIT)	8,094	616,277
QTS Realty Trust, Inc. (REIT), Class A	3,550	107,743
RAIT Financial Trust (REIT)	29,702	220,686
Ramco-Gershenson Properties Trust (REIT)	28,931	470,129
Redwood Trust, Inc. (REIT)	34,906	578,741
Resource Capital Corp. (REIT)	55,139	268,527
Retail Opportunity Investments Corp. (REIT)	32,059	471,267
Rexford Industrial Realty, Inc. (REIT)	17,270	239,017
RLJ Lodging Trust (REIT)	49,464	1,408,240
Rouse Properties, Inc. (REIT)	13,930	225,248
Ryman Hospitality Properties, Inc. (REIT)	16,287	770,375
Sabra Health Care REIT, Inc. (REIT)	17,790	432,653
Saul Centers, Inc. (REIT)	1,897	88,666
Select Income REIT (REIT)	13,789	331,625
Silver Bay Realty Trust Corp. (REIT)	13,407	217,327
Sovran Self Storage, Inc. (REIT)	12,367	919,610
STAG Industrial, Inc. (REIT)	17,241	357,061
Strategic Hotels & Resorts, Inc. (REIT)*	92,150	1,073,548
Summit Hotel Properties, Inc. (REIT)	29,033	312,976
Sun Communities, Inc. (REIT)	17,740	895,870
Sunstone Hotel Investors, Inc. (REIT)	78,872	1,090,011
Terreno Realty Corp. (REIT)	12,469	234,791
Trade Street Residential, Inc. (REIT)	3,521	25,140
UMH Properties, Inc. (REIT)	4,626	43,947
Universal Health Realty Income Trust (REIT)	3,681	153,424
Urstadt Biddle Properties, Inc. (REIT), Class A	7,860	159,558
Washington Real Estate Investment Trust (REIT)	25,627	650,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Western Asset Mortgage Capital Corp. (REIT)	15,425	$227,982
Whitestone REIT (REIT)	4,335	60,430

		52,552,536

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	19,459	699,940
Altisource Asset Management Corp.*	563	380,031
Altisource Portfolio Solutions S.A.*	5,430	547,344
AV Homes, Inc.*	4,882	71,521
Consolidated-Tomoka Land Co.	1,671	81,996
Forestar Group, Inc.*	16,632	294,719
Kennedy-Wilson Holdings, Inc.	26,680	639,253
RE/MAX Holdings, Inc., Class A	2,025	60,203
St. Joe Co.*	18,845	375,581
Tejon Ranch Co.*	4,276	119,899

		3,270,487

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	37,563	465,406
Banc of California, Inc.	5,033	58,534
Bank Mutual Corp.	10,642	68,215
BankFinancial Corp.	3,740	38,821
BBX Capital Corp., Class A*	1,486	25,901
Beneficial Mutual Bancorp, Inc.*	7,633	97,550
Berkshire Hills Bancorp, Inc.	10,582	248,571
BofI Holding, Inc.*	5,448	396,124
Brookline Bancorp, Inc.	35,980	307,629
Capitol Federal Financial, Inc.	53,184	628,635
Charter Financial Corp./Maryland	3,374	36,102
Clifton Bancorp, Inc.	7,221	90,912
Dime Community Bancshares, Inc.	11,900	171,360
ESB Financial Corp.	2,673	31,221
Essent Group Ltd.*	15,545	332,818
EverBank Financial Corp.	36,132	638,091
Federal Agricultural Mortgage Corp., Class C	1,937	62,255
First Defiance Financial Corp.	1,809	48,861
First Financial Northwest, Inc.	2,830	28,894
Flagstar Bancorp, Inc.*	5,188	87,314
Fox Chase Bancorp, Inc.	7,769	126,712
Franklin Financial Corp./Virginia*	2,428	45,185
Home Loan Servicing Solutions Ltd.	29,590	627,012
HomeStreet, Inc.	2,775	47,425
Kearny Financial Corp.*	7,758	103,414
Ladder Capital Corp., Class A*	2,862	54,092
Meridian Bancorp, Inc.*	3,919	41,385
Meta Financial Group, Inc.	1,171	41,289
MGIC Investment Corp.*	128,711	1,005,233
NMI Holdings, Inc., Class A*	18,892	163,416
Northfield Bancorp, Inc.	23,796	324,102
Northwest Bancshares, Inc.	35,675	431,668
OceanFirst Financial Corp.	3,240	51,548
Oritani Financial Corp.	22,680	319,561
PennyMac Financial Services, Inc., Class A*	2,508	36,742
Provident Financial Services, Inc.	27,180	444,937
Radian Group, Inc.	70,571	1,006,342
Stonegate Mortgage Corp.*	2,686	34,891
Territorial Bancorp, Inc.	1,693	34,351
Tree.com, Inc.*	1,154	41,417
TrustCo Bank Corp.	44,256	285,009
United Community Financial Corp./Ohio	9,303	43,538
United Financial Bancorp, Inc.	19,939	253,026
Walker & Dunlop, Inc.*	4,181	55,566
Washington Federal, Inc.	37,675	767,063
Waterstone Financial, Inc.	6,455	74,555
WSFS Financial Corp.	3,570	255,648

		10,578,341

Total Financials		140,994,312

Health Care (7.7%)
Biotechnology (2.7%)
ACADIA Pharmaceuticals, Inc.*	31,358	776,424
Acceleron Pharma, Inc.*	6,127	185,280
Achillion Pharmaceuticals, Inc.*	36,021	359,490
Acorda Therapeutics, Inc.*	15,338	519,651
Actinium Pharmaceuticals, Inc.*	3,982	26,679
Adamas Pharmaceuticals, Inc.*	538	10,018
Aegerion Pharmaceuticals, Inc.*	11,293	376,960
Agenus, Inc.*	11,673	36,303
Agios Pharmaceuticals, Inc.*	5,013	307,548
Akebia Therapeutics, Inc.*	1,570	34,744
Alder Biopharmaceuticals, Inc.*	1,499	19,007
AMAG Pharmaceuticals, Inc.*	8,171	260,737
Anacor Pharmaceuticals, Inc.*	11,101	271,641
Applied Genetic Technologies Corp.*	1,020	18,982
Ardelyx, Inc.*	777	11,041
Arena Pharmaceuticals, Inc.*	95,445	399,915
ARIAD Pharmaceuticals, Inc.*	61,276	330,890
Array BioPharma, Inc.*	45,988	164,177
Arrowhead Research Corp.*	19,234	284,086
Auspex Pharmaceuticals, Inc.*	1,762	45,231
Avalanche Biotechnologies, Inc.*	1,244	42,532
BioCryst Pharmaceuticals, Inc.*	25,995	254,231
BioSpecifics Technologies Corp.*	680	24,004
BioTime, Inc.*	10,346	32,486
Bluebird Bio, Inc.*	7,553	271,002
Cara Therapeutics, Inc.*	1,043	8,751
Celldex Therapeutics, Inc.*	36,703	475,671
Cellular Dynamics International, Inc.*	1,813	12,745
Cepheid, Inc.*	26,510	1,167,235
Chelsea Therapeutics International Ltd.(b)*†	15,200	1,216
ChemoCentryx, Inc.*	5,127	23,071
Chimerix, Inc.*	9,995	276,062
Clovis Oncology, Inc.*	8,188	371,408
CTI BioPharma Corp.*	51,216	123,943
Cytokinetics, Inc.*	6,353	22,363
Cytori Therapeutics, Inc.*	12,561	8,491
CytRx Corp.*	10,488	26,640
Dendreon Corp.*	62,375	89,820
Dicerna Pharmaceuticals, Inc.*	681	8,669
Durata Therapeutics, Inc.*	2,929	37,140
Dyax Corp.*	52,943	535,783
Dynavax Technologies Corp.*	102,756	146,941
Eleven Biotherapeutics, Inc.*	871	9,703
Emergent Biosolutions, Inc.*	11,067	235,838
Enanta Pharmaceuticals, Inc.*	3,794	150,129
Epizyme, Inc.*	4,406	119,447
Esperion Therapeutics, Inc.*	870	21,280
Exact Sciences Corp.*	32,740	634,501
Exelixis, Inc.*	82,663	126,474
Five Prime Therapeutics, Inc.*	3,237	37,970
Flexion Therapeutics, Inc.*	864	15,777
Foundation Medicine, Inc.*	6,527	123,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Galectin Therapeutics, Inc.*	3,382	$17,011
Galena Biopharma, Inc.*	22,279	45,895
Genocea Biosciences, Inc.*	744	6,733
Genomic Health, Inc.*	6,197	175,437
Geron Corp.*	29,596	59,192
Halozyme Therapeutics, Inc.*	37,605	342,205
Heron Therapeutics, Inc.*	4,241	35,328
Hyperion Therapeutics, Inc.*	2,561	64,588
Idera Pharmaceuticals, Inc.*	11,296	25,868
Immune Design Corp.*	1,031	18,207
ImmunoGen, Inc.*	37,649	398,703
Immunomedics, Inc.*	30,481	113,389
Infinity Pharmaceuticals, Inc.*	20,402	273,795
Inovio Pharmaceuticals, Inc.*	22,520	221,822
Insmed, Inc.*	15,631	203,985
Insys Therapeutics, Inc.*	5,179	200,842
Intrexon Corp.*	13,200	245,256
Ironwood Pharmaceuticals, Inc.*	44,523	576,795
Isis Pharmaceuticals, Inc.*	44,638	1,733,294
Karyopharm Therapeutics, Inc.*	4,807	167,957
Keryx Biopharmaceuticals, Inc.*	37,150	510,812
Kindred Biosciences, Inc.*	1,952	18,056
Kite Pharma, Inc.*	1,570	44,745
KYTHERA Biopharmaceuticals, Inc.*	5,515	180,671
Lexicon Pharmaceuticals, Inc.*	92,904	130,995
Ligand Pharmaceuticals, Inc.*	7,863	369,482
Loxo Oncology, Inc.*	557	7,313
MacroGenics, Inc.*	7,857	164,211
MannKind Corp.*	84,675	500,429
Merrimack Pharmaceuticals, Inc.*	37,610	330,216
MiMedx Group, Inc.*	37,376	266,491
Mirati Therapeutics, Inc.*	1,338	23,428
Momenta Pharmaceuticals, Inc.*	19,662	222,967
NanoViricides, Inc.*	7,511	22,533
Navidea Biopharmaceuticals, Inc.*	28,275	37,323
NeoStem, Inc.*	4,434	24,520
Neuralstem, Inc.*	12,906	42,332
Neurocrine Biosciences, Inc.*	27,433	429,875
NewLink Genetics Corp.*	7,048	150,968
Northwest Biotherapeutics, Inc.*	6,687	33,636
Novavax, Inc.*	85,380	356,035
NPS Pharmaceuticals, Inc.*	40,050	1,041,300
Ohr Pharmaceutical, Inc.*	3,949	28,630
OncoMed Pharmaceuticals, Inc.*	2,370	44,864
Oncothyreon, Inc.*	14,244	27,348
Ophthotech Corp.*	5,162	200,957
OPKO Health, Inc.*	79,148	673,549
Orexigen Therapeutics, Inc.*	41,126	175,197
Organovo Holdings, Inc.*	21,653	137,930
Osiris Therapeutics, Inc.*	3,764	47,389
Otonomy, Inc.*	1,286	30,864
OvaScience, Inc.*	2,890	47,974
PDL BioPharma, Inc.	62,818	469,250
Peregrine Pharmaceuticals, Inc.*	33,146	45,079
Portola Pharmaceuticals, Inc.*	13,651	345,097
Progenics Pharmaceuticals, Inc.*	12,829	66,583
Prothena Corp. plc*	9,056	200,681
PTC Therapeutics, Inc.*	8,193	360,574
Puma Biotechnology, Inc.*	8,725	2,081,525
Radius Health, Inc.*	1,230	25,830
Raptor Pharmaceutical Corp.*	24,507	235,022
Receptos, Inc.*	6,341	393,839
Regado Biosciences, Inc.*	2,882	3,257
Regulus Therapeutics, Inc.*	2,564	17,512
Repligen Corp.*	12,059	240,095
Retrophin, Inc.*	4,008	36,152
Rigel Pharmaceuticals, Inc.*	16,833	32,656
Sage Therapeutics, Inc.*	1,019	32,098
Sangamo BioSciences, Inc.*	24,527	264,524
Sarepta Therapeutics, Inc.*	15,181	320,319
Spectrum Pharmaceuticals, Inc.*	29,070	236,630
Stemline Therapeutics, Inc.*	2,182	27,188
Sunesis Pharmaceuticals, Inc.*	9,305	66,438
Synageva BioPharma Corp.*	8,065	554,711
Synergy Pharmaceuticals, Inc.*	34,638	96,467
Synta Pharmaceuticals Corp.*	11,680	35,157
T2 Biosystems, Inc.*	1,042	18,850
TESARO, Inc.*	6,832	183,917
TG Therapeutics, Inc.*	4,415	47,108
Threshold Pharmaceuticals, Inc.*	9,826	35,472
Ultragenyx Pharmaceutical, Inc.*	1,286	72,788
Vanda Pharmaceuticals, Inc.*	12,870	133,591
Verastem, Inc.*	3,936	33,535
Versartis, Inc.*	1,301	24,706
Vital Therapies, Inc.*	1,872	38,208
Xencor, Inc.*	2,855	26,580
XOMA Corp.*	31,383	132,122
Zafgen, Inc.*	1,201	23,600
ZIOPHARM Oncology, Inc.*	15,285	40,352

		28,120,734

Health Care Equipment & Supplies (1.9%)
Abaxis, Inc.	9,612	487,424
ABIOMED, Inc.*	15,415	382,754
Accuray, Inc.*	32,121	233,198
Analogic Corp.	4,768	304,961
AngioDynamics, Inc.*	10,053	137,927
Anika Therapeutics, Inc.*	5,017	183,923
Antares Pharma, Inc.*	50,295	92,040
AtriCure, Inc.*	5,158	75,926
Atrion Corp.	481	146,710
Cantel Medical Corp.	12,604	433,326
Cardiovascular Systems, Inc.*	10,118	239,088
Cerus Corp.*	29,393	117,866
CONMED Corp.	10,649	392,309
CryoLife, Inc.	5,366	52,962
Cyberonics, Inc.*	10,498	537,078
Cynosure, Inc., Class A*	8,100	170,100
Derma Sciences, Inc.*	4,257	35,461
DexCom, Inc.*	27,818	1,112,442
Endologix, Inc.*	25,833	273,830
Exactech, Inc.*	3,399	77,803
GenMark Diagnostics, Inc.*	16,729	150,059
Globus Medical, Inc., Class A*	25,271	497,081
Greatbatch, Inc.*	9,718	414,084
Haemonetics Corp.*	21,706	757,973
HeartWare International, Inc.*	7,185	557,772
ICU Medical, Inc.*	5,672	364,029
Inogen, Inc.*	973	20,054
Insulet Corp.*	20,970	772,744
Integra LifeSciences Holdings Corp.*	9,867	489,798
Invacare Corp.	13,291	156,967
K2M Group Holdings, Inc.*	2,044	29,495
LDR Holding Corp.*	6,220	193,629
Masimo Corp.*	19,532	415,641
Meridian Bioscience, Inc.	18,074	319,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Merit Medical Systems, Inc.*	17,194	$204,265
Natus Medical, Inc.*	13,000	383,630
Neogen Corp.*	15,125	597,437
NuVasive, Inc.*	19,064	664,762
NxStage Medical, Inc.*	24,336	319,532
Ocular Therapeutix, Inc.*	969	14,506
OraSure Technologies, Inc.*	24,384	176,052
Orthofix International N.V.*	7,929	245,482
Oxford Immunotec Global plc*	2,428	37,076
PhotoMedex, Inc.*	2,572	15,946
Quidel Corp.*	12,009	322,682
Rockwell Medical, Inc.*	16,486	150,682
Roka Bioscience, Inc.*	776	7,799
RTI Surgical, Inc.*	10,133	48,436
Spectranetics Corp.*	15,527	412,552
STAAR Surgical Co.*	15,211	161,693
STERIS Corp.	22,900	1,235,684
SurModics, Inc.*	6,949	126,194
Symmetry Medical, Inc.*	6,920	69,823
Tandem Diabetes Care, Inc.*	1,603	21,512
Thoratec Corp.*	21,081	563,495
Tornier N.V.*	13,181	315,026
TransEnterix, Inc.*	5,385	23,479
TriVascular Technologies, Inc.*	1,379	19,968
Unilife Corp.*	20,131	46,201
Utah Medical Products, Inc.	696	33,937
Vascular Solutions, Inc.*	4,579	113,101
Veracyte, Inc.*	1,214	11,836
Volcano Corp.*	23,032	245,060
West Pharmaceutical Services, Inc.	27,134	1,214,518
Wright Medical Group, Inc.*	20,005	606,151
Zeltiq Aesthetics, Inc.*	8,975	203,104

		19,237,804

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.*	16,353	793,121
Addus HomeCare Corp.*	1,188	23,285
Adeptus Health, Inc., Class A*	993	24,726
Air Methods Corp.*	15,122	840,027
Alliance HealthCare Services, Inc.*	912	20,620
Almost Family, Inc.*	1,565	42,521
Amedisys, Inc.*	10,866	219,167
AMN Healthcare Services, Inc.*	17,464	274,185
Amsurg Corp.*	15,723	786,936
Bio-Reference Laboratories, Inc.*	9,684	271,733
BioScrip, Inc.*	25,175	173,959
BioTelemetry, Inc.*	4,932	33,094
Capital Senior Living Corp.*	13,659	289,981
Chemed Corp.	6,691	688,504
CorVel Corp.*	5,606	190,884
Cross Country Healthcare, Inc.*	5,862	54,458
Ensign Group, Inc.	8,352	290,650
ExamWorks Group, Inc.*	13,762	450,706
Five Star Quality Care, Inc.*	8,265	31,159
Gentiva Health Services, Inc.*	12,328	206,864
Hanger, Inc.*	13,619	279,462
HealthEquity, Inc.*	1,864	34,130
HealthSouth Corp.	34,040	1,256,076
Healthways, Inc.*	12,842	205,729
IPC The Hospitalist Co., Inc.*	7,526	337,090
Kindred Healthcare, Inc.	25,771	499,957
Landauer, Inc.	4,221	139,335
LHC Group, Inc.*	5,910	137,112
Magellan Health, Inc.*	10,480	573,570
Molina Healthcare, Inc.*	11,974	506,500
MWI Veterinary Supply, Inc.*	4,776	708,758
National Healthcare Corp.	4,334	240,580
National Research Corp., Class A*	6,732	87,583
Owens & Minor, Inc.	24,210	792,635
PharMerica Corp.*	11,280	275,570
Providence Service Corp.*	4,857	234,982
RadNet, Inc.*	6,109	40,442
Select Medical Holdings Corp.	27,028	325,147
Skilled Healthcare Group, Inc., Class A*	9,986	65,908
Surgical Care Affiliates, Inc.*	4,063	108,604
Team Health Holdings, Inc.*	27,017	1,566,716
Triple-S Management Corp., Class B*	10,279	204,552
Trupanion, Inc.*	1,410	11,985
U.S. Physical Therapy, Inc.	5,478	193,866
Universal American Corp.*	12,032	96,737
WellCare Health Plans, Inc.*	16,930	1,021,556

		15,651,162

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	8,535	110,443
Computer Programs & Systems, Inc.	4,832	277,792
HealthStream, Inc.*	8,287	198,971
HMS Holdings Corp.*	34,106	642,898
Imprivata, Inc.*	977	15,163
MedAssets, Inc.*	26,143	541,683
Medidata Solutions, Inc.*	21,470	950,906
Merge Healthcare, Inc.*	20,936	46,059
Omnicell, Inc.*	13,584	371,251
Quality Systems, Inc.	18,790	258,738
Vocera Communications, Inc.*	4,315	34,822

		3,448,726

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	6,467	138,911
Affymetrix, Inc.*	29,736	237,293
Albany Molecular Research, Inc.*	8,757	193,267
Cambrex Corp.*	12,486	233,239
Enzo Biochem, Inc.*	6,409	33,006
Fluidigm Corp.*	12,303	301,424
Furiex Pharmaceuticals, Inc.(b)*†	2,644	25,832
Luminex Corp.*	17,316	337,662
NanoString Technologies, Inc.*	1,879	20,556
Pacific Biosciences of California, Inc.*	10,811	53,082
PAREXEL International Corp.*	21,163	1,335,174
Sequenom, Inc.*	21,871	64,957

		2,974,403

Pharmaceuticals (1.0%)
AcelRx Pharmaceuticals, Inc.*	4,747	26,061
Achaogen, Inc.*	1,277	11,442
Aerie Pharmaceuticals, Inc.*	1,978	40,925
Akorn, Inc.*	23,379	847,956
Alimera Sciences, Inc.*	4,917	26,650
Amphastar Pharmaceuticals, Inc.*	1,565	18,232
Ampio Pharmaceuticals, Inc.*	7,755	27,375
ANI Pharmaceuticals, Inc.*	1,292	36,538
Aratana Therapeutics, Inc.*	5,205	52,258
Auxilium Pharmaceuticals, Inc.*	20,965	625,805
AVANIR Pharmaceuticals, Inc.*	61,922	738,110
BioDelivery Sciences International, Inc.*	15,554	265,818
Bio-Path Holdings, Inc.*	13,713	27,563
Catalent, Inc.*	18,063	452,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Cempra, Inc.*	4,300	$47,128
Corcept Therapeutics, Inc.*	9,951	26,669
Depomed, Inc.*	20,463	310,833
Egalet Corp.*	794	4,526
Endocyte, Inc.*	15,151	92,118
Horizon Pharma plc*	22,260	273,353
Impax Laboratories, Inc.*	26,899	637,775
Intersect ENT, Inc.*	1,011	15,670
Intra-Cellular Therapies, Inc.*	3,502	48,012
Lannett Co., Inc.*	9,756	445,654
Medicines Co.*	26,632	594,426
Nektar Therapeutics*	46,783	564,671
Omeros Corp.*	11,348	144,347
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	13,231	1,282,349
Pain Therapeutics, Inc.*	7,069	27,640
Pernix Therapeutics Holdings, Inc.*	6,248	47,985
Phibro Animal Health Corp., Class A	5,249	117,630
POZEN, Inc.*	5,137	37,706
Prestige Brands Holdings, Inc.*	20,950	678,151
Relypsa, Inc.*	5,878	123,967
Repros Therapeutics, Inc.*	9,582	94,862
Revance Therapeutics, Inc.*	3,452	66,727
Sagent Pharmaceuticals, Inc.*	6,717	208,899
SciClone Pharmaceuticals, Inc.*	22,097	152,248
Sucampo Pharmaceuticals, Inc., Class A*	14,589	94,828
Supernus Pharmaceuticals, Inc.*	5,506	47,847
Tetraphase Pharmaceuticals, Inc.*	4,045	80,698
TherapeuticsMD, Inc.*	37,112	172,200
Theravance Biopharma, Inc.*	8,750	201,687
Theravance, Inc.	30,647	523,757
VIVUS, Inc.*	40,943	158,040
XenoPort, Inc.*	22,031	118,527
Zogenix, Inc.*	23,097	26,562
ZS Pharma, Inc.*	1,234	48,410

		10,716,052

Total Health Care		80,148,881

Industrials (7.8%)
Aerospace & Defense (1.0%)
AAR Corp.	17,767	429,073
Aerovironment, Inc.*	7,632	229,494
American Science & Engineering, Inc.	2,748	152,184
Astronics Corp.*	6,413	305,772
Astronics Corp., Class B*	1,639	77,834
Cubic Corp.	7,855	367,614
Curtiss-Wright Corp.	18,149	1,196,382
DigitalGlobe, Inc.*	30,607	872,299
Ducommun, Inc.*	2,047	56,108
Engility Holdings, Inc.*	7,347	229,006
Esterline Technologies Corp.*	12,116	1,348,147
GenCorp, Inc.*	25,050	400,049
HEICO Corp.	25,135	1,173,805
KEYW Holding Corp.*	6,202	68,656
Kratos Defense & Security Solutions, Inc.*	8,451	55,439
LMI Aerospace, Inc.*	2,036	26,061
Moog, Inc., Class A*	17,315	1,184,346
National Presto Industries, Inc.	859	52,150
Orbital Sciences Corp.*	23,094	642,013
SIFCO Industries, Inc.	463	13,936
Sparton Corp.*	1,921	47,353
Taser International, Inc.*	21,537	332,531
Teledyne Technologies, Inc.*	13,999	1,316,046

		10,576,298

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	14,464	105,298
Atlas Air Worldwide Holdings, Inc.*	9,698	320,228
Echo Global Logistics, Inc.*	8,805	207,358
Forward Air Corp.	12,752	571,672
Hub Group, Inc., Class A*	14,242	577,228
Park-Ohio Holdings Corp.	1,617	77,390
UTi Worldwide, Inc.*	38,550	409,787
XPO Logistics, Inc.*	19,314	727,558

		2,996,519

Airlines (0.2%)
Allegiant Travel Co.	5,119	633,015
Hawaiian Holdings, Inc.*	18,755	252,255
JetBlue Airways Corp.*	98,030	1,041,079
Republic Airways Holdings, Inc.*	18,499	205,524
SkyWest, Inc.	13,902	108,157

		2,240,030

Building Products (0.4%)
AAON, Inc.	16,954	288,388
Advanced Drainage Systems, Inc.*	2,763	57,885
American Woodmark Corp.*	2,315	85,331
Apogee Enterprises, Inc.	10,725	426,855
Builders FirstSource, Inc.*	8,632	47,044
Continental Building Products, Inc.*	2,230	32,558
Gibraltar Industries, Inc.*	9,439	129,220
Griffon Corp.	9,677	110,221
Insteel Industries, Inc.	3,449	70,911
Masonite International Corp.*	11,015	610,011
NCI Building Systems, Inc.*	10,480	203,312
Norcraft Cos., Inc.*	1,428	22,777
Nortek, Inc.*	3,584	267,008
Patrick Industries, Inc.*	1,535	65,023
PGT, Inc.*	8,870	82,668
Ply Gem Holdings, Inc.*	3,986	43,208
Quanex Building Products Corp.	16,037	290,109
Simpson Manufacturing Co., Inc.	15,827	461,357
Trex Co., Inc.*	14,680	507,488
Universal Forest Products, Inc.	7,947	339,416

		4,140,790

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	23,644	607,414
ACCO Brands Corp.*	47,671	328,930
ARC Document Solutions, Inc.*	7,734	62,645
Brady Corp., Class A	18,861	423,241
Brink’s Co.	19,540	469,742
Casella Waste Systems, Inc., Class A*	7,222	27,805
CECO Environmental Corp.	3,920	52,528
Cenveo, Inc.*	10,369	25,612
Civeo Corp.	34,907	405,270
Deluxe Corp.	18,581	1,024,928
Ennis, Inc.	4,908	64,638
G&K Services, Inc., Class A	7,406	410,144
Healthcare Services Group, Inc.	26,120	747,293
Heritage-Crystal Clean, Inc.*	3,412	50,702
Herman Miller, Inc.	23,992	716,161
HNI Corp.	17,348	624,355
InnerWorkings, Inc.*	6,712	54,300
Interface, Inc.	26,128	421,706
Kimball International, Inc., Class B	12,737	191,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Knoll, Inc.	22,673	$392,470
McGrath RentCorp.	11,185	382,527
Mobile Mini, Inc.	17,364	607,219
MSA Safety, Inc.	10,779	532,483
Multi-Color Corp.	4,611	209,708
NL Industries, Inc.	2,086	15,353
Performant Financial Corp.*	5,586	45,135
Quad/Graphics, Inc.	10,667	205,340
Quest Resource Holding Corp.*	2,338	4,021
SP Plus Corp.*	2,941	55,761
Steelcase, Inc., Class A	30,484	493,536
Team, Inc.*	8,922	338,233
Tetra Tech, Inc.	26,819	669,939
U.S. Ecology, Inc.	8,220	384,367
UniFirst Corp.	6,335	611,898
United Stationers, Inc.	15,553	584,326
Viad Corp.	3,922	80,989
West Corp.	14,224	419,039

		12,741,450

Construction & Engineering (0.5%)
Aegion Corp.*	16,888	375,758
Ameresco, Inc., Class A*	3,869	26,503
Argan, Inc.	2,371	79,144
Comfort Systems USA, Inc.	15,687	212,559
Dycom Industries, Inc.*	13,094	402,117
EMCOR Group, Inc.	25,502	1,019,060
Furmanite Corp.*	7,119	48,124
Granite Construction, Inc.	15,146	481,794
Great Lakes Dredge & Dock Corp.*	12,013	74,240
Layne Christensen Co.*	3,820	37,092
MasTec, Inc.*	25,075	767,797
MYR Group, Inc.*	8,656	208,436
Northwest Pipe Co.*	1,754	59,811
Orion Marine Group, Inc.*	5,315	53,044
Pike Corp.*	5,229	62,173
Primoris Services Corp.	14,073	377,719
Sterling Construction Co., Inc.*	3,601	27,620
Tutor Perini Corp.*	14,224	375,514

		4,688,505

Electrical Equipment (0.6%)
AZZ, Inc.	11,312	472,502
Capstone Turbine Corp.*	62,672	67,059
Encore Wire Corp.	8,407	311,816
EnerSys, Inc.	18,531	1,086,658
Enphase Energy, Inc.*	3,431	51,431
Franklin Electric Co., Inc.	18,231	633,345
FuelCell Energy, Inc.*	43,251	90,394
Generac Holdings, Inc.*	25,646	1,039,689
General Cable Corp.	20,939	315,760
Global Power Equipment Group, Inc.	3,229	48,112
GrafTech International Ltd.*	49,986	228,936
LSI Industries, Inc.	4,142	25,142
Plug Power, Inc.*	62,007	284,612
Polypore International, Inc.*	16,803	653,805
Powell Industries, Inc.	2,030	82,946
Power Solutions International, Inc.*	812	56,028
PowerSecure International, Inc.*	4,250	40,715
Preformed Line Products Co.	485	25,588
Revolution Lighting Technologies, Inc.*	5,948	9,993
TCP International Holdings Ltd.*	1,184	9,022
Thermon Group Holdings, Inc.*	12,438	303,736
Vicor Corp.*	3,134	29,459

		5,866,748

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	15,817	385,935

Machinery (1.9%)
Accuride Corp.*	7,268	27,546
Actuant Corp., Class A	28,097	857,520
Alamo Group, Inc.	1,348	55,268
Albany International Corp., Class A	10,383	353,437
Altra Industrial Motion Corp.	10,995	320,614
American Railcar Industries, Inc.	3,648	269,660
ARC Group Worldwide, Inc.*	570	8,903
Astec Industries, Inc.	8,418	307,005
Barnes Group, Inc.	20,932	635,286
Blount International, Inc.*	21,073	318,835
Briggs & Stratton Corp.	20,603	371,266
Chart Industries, Inc.*	11,331	692,664
CIRCOR International, Inc.	6,854	461,480
CLARCOR, Inc.	18,919	1,193,411
Columbus McKinnon Corp.	6,570	144,474
Commercial Vehicle Group, Inc.*	4,967	30,696
Douglas Dynamics, Inc.	4,066	79,287
Dynamic Materials Corp.	2,558	48,730
Energy Recovery, Inc.*	7,312	25,885
EnPro Industries, Inc.*	8,386	507,605
ESCO Technologies, Inc.	11,690	406,578
ExOne Co.*	1,870	39,064
Federal Signal Corp.	25,816	341,804
FreightCar America, Inc.	2,232	74,326
Global Brass & Copper Holdings, Inc.	4,009	58,812
Gorman-Rupp Co.	8,616	258,825
Graham Corp.	1,895	54,481
Greenbrier Cos., Inc.	9,947	729,911
Harsco Corp.	30,023	642,792
Hillenbrand, Inc.	22,369	690,978
Hurco Cos., Inc.	1,230	46,322
Hyster-Yale Materials Handling, Inc.	4,344	311,117
John Bean Technologies Corp.	10,861	305,520
Kadant, Inc.	2,107	82,278
L.B. Foster Co., Class A	3,239	148,800
Lindsay Corp.	5,785	432,429
Lydall, Inc.*	3,739	100,990
Manitex International, Inc.*	2,611	29,478
Meritor, Inc.*	37,073	402,242
Miller Industries, Inc.	2,022	34,172
Mueller Industries, Inc.	20,905	596,629
Mueller Water Products, Inc., Class A	68,073	563,644
NN, Inc.	5,402	144,341
Omega Flex, Inc.	2,087	40,613
Proto Labs, Inc.*	8,333	574,977
RBC Bearings, Inc.	8,964	508,259
Rexnord Corp.*	27,889	793,442
Standex International Corp.	5,778	428,381
Sun Hydraulics Corp.	9,840	369,886
Tennant Co.	8,085	542,423
Titan International, Inc.	19,771	233,693
TriMas Corp.*	18,565	451,686
Twin Disc, Inc.	1,558	42,004
Wabash National Corp.*	27,402	364,995
Watts Water Technologies, Inc., Class A	11,585	674,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward, Inc.	24,670	$1,174,785
Xerium Technologies, Inc.*	2,030	29,658

		19,434,733

Marine (0.1%)
Baltic Trading Ltd.	9,245	38,274
International Shipholding Corp.	1,070	19,142
Knightsbridge Tankers Ltd.	6,283	55,605
Matson, Inc.	18,218	455,996
Navios Maritime Holdings, Inc.	29,595	177,570
Safe Bulkers, Inc.	7,277	48,465
Scorpio Bulkers, Inc.*	50,745	295,336
Ultrapetrol Bahamas Ltd.*	3,822	11,925

		1,102,313

Professional Services (0.7%)
Acacia Research Corp.	21,014	325,297
Advisory Board Co.*	13,710	638,749
Barrett Business Services, Inc.	1,360	53,706
CBIZ, Inc.*	8,057	63,409
CDI Corp.	2,507	36,402
Corporate Executive Board Co.	13,604	817,192
Corporate Resource Services, Inc.*	3,185	4,778
CRA International, Inc.*	1,920	48,826
Exponent, Inc.	5,155	365,386
Franklin Covey Co.*	2,064	40,434
FTI Consulting, Inc.*	16,748	585,510
GP Strategies Corp.*	2,803	80,502
Heidrick & Struggles International, Inc.	3,384	69,507
Hill International, Inc.*	5,781	23,124
Huron Consulting Group, Inc.*	8,895	542,328
ICF International, Inc.*	8,050	247,860
Insperity, Inc.	9,807	268,123
Kelly Services, Inc., Class A	5,956	93,331
Kforce, Inc.	12,674	248,030
Korn/Ferry International*	18,667	464,808
Mistras Group, Inc.*	3,043	62,077
Navigant Consulting, Inc.*	20,086	279,396
On Assignment, Inc.*	20,903	561,246
Paylocity Holding Corp.*	1,573	30,910
Pendrell Corp.*	36,662	49,127
Resources Connection, Inc.	18,145	252,941
RPX Corp.*	17,831	244,820
TriNet Group, Inc.*	2,955	76,091
TrueBlue, Inc.*	18,201	459,757
VSE Corp.	859	42,108
WageWorks, Inc.*	12,525	570,263

		7,646,038

Road & Rail (0.4%)
ArcBest Corp.	10,676	398,215
Celadon Group, Inc.	3,916	76,166
Heartland Express, Inc.	22,165	531,073
Knight Transportation, Inc.	22,240	609,154
Marten Transport Ltd.	5,552	98,881
P.A.M. Transportation Services, Inc.*	544	19,720
Patriot Transportation Holding, Inc.*	1,961	66,517
Quality Distribution, Inc.*	5,027	64,245
Roadrunner Transportation Systems, Inc.*	10,463	238,452
Saia, Inc.*	10,742	532,374
Swift Transportation Co.*	34,045	714,264
Universal Truckload Services, Inc.	1,229	29,803
USA Truck, Inc.*	1,178	20,650
Werner Enterprises, Inc.	19,056	480,211
YRC Worldwide, Inc.*	11,399	231,628

		4,111,353

Trading Companies & Distributors (0.5%)
Aceto Corp.	10,700	206,724
Aircastle Ltd.	28,308	463,119
Applied Industrial Technologies, Inc.	17,260	787,919
Beacon Roofing Supply, Inc.*	19,100	486,668
CAI International, Inc.*	3,054	59,095
DXP Enterprises, Inc.*	4,506	332,002
Erickson, Inc.*	1,112	14,445
General Finance Corp.*	2,060	18,272
H&E Equipment Services, Inc.	13,469	542,531
Houston Wire & Cable Co.	3,359	40,241
Kaman Corp.	11,720	460,596
Rush Enterprises, Inc., Class A*	13,671	457,295
Stock Building Supply Holdings, Inc.*	2,736	42,983
TAL International Group, Inc.*	14,421	594,866
Textainer Group Holdings Ltd.	9,087	282,788
Titan Machinery, Inc.*	3,270	42,477
Watsco, Inc.	9,835	847,580

		5,679,601

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	19,539	339,979

Total Industrials		81,950,292

Information Technology (10.2%)
Communications Equipment (0.9%)
ADTRAN, Inc.	23,651	485,555
Alliance Fiber Optic Products, Inc.	2,380	29,583
Applied Optoelectronics, Inc.*	2,778	44,726
Aruba Networks, Inc.*	42,562	918,488
Bel Fuse, Inc., Class B	1,860	46,016
Black Box Corp.	4,460	104,007
CalAmp Corp.*	15,335	270,203
Calix, Inc.*	9,331	89,298
Ciena Corp.*	40,148	671,275
Clearfield, Inc.*	2,139	27,229
Comtech Telecommunications Corp.	4,472	166,135
Digi International, Inc.*	4,832	36,240
Emulex Corp.*	26,779	132,288
Extreme Networks, Inc.*	26,329	126,116
Finisar Corp.*	36,947	614,429
Harmonic, Inc.*	35,230	223,358
Infinera Corp.*	52,624	561,498
InterDigital, Inc.	14,978	596,424
Ixia*	21,799	199,243
KVH Industries, Inc.*	4,377	49,548
NETGEAR, Inc.*	13,857	433,031
Numerex Corp., Class A*	2,751	28,830
Oclaro, Inc.*	17,550	25,096
Oplink Communications, Inc.	3,182	53,521
ParkerVision, Inc.*	24,933	28,424
Plantronics, Inc.	16,661	796,063
Polycom, Inc.*	51,341	630,724
Procera Networks, Inc.*	3,894	37,305
Ruckus Wireless, Inc.*	24,058	321,415
ShoreTel, Inc.*	24,290	161,528
Sonus Networks, Inc.*	92,925	317,803
Tessco Technologies, Inc.	1,023	29,657
Ubiquiti Networks, Inc.*	11,035	414,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ViaSat, Inc.*	15,510	$854,911

		9,524,111

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	2,662	31,225
Anixter International, Inc.	10,921	926,538
Badger Meter, Inc.	6,509	328,379
Belden, Inc.	16,972	1,086,547
Benchmark Electronics, Inc.*	20,989	466,166
Checkpoint Systems, Inc.*	16,557	202,492
Cognex Corp.*	32,324	1,301,688
Coherent, Inc.*	9,516	583,997
Control4 Corp.*	2,149	27,787
CTS Corp.	14,258	226,560
CUI Global, Inc.*	3,856	27,917
Daktronics, Inc.	13,504	165,964
DTS, Inc.*	4,580	115,645
Electro Rent Corp.	5,941	81,808
Electro Scientific Industries, Inc.	4,694	31,872
Fabrinet*	13,011	189,961
FARO Technologies, Inc.*	7,590	385,193
FEI Co.	16,338	1,232,212
Gerber Scientific, Inc. (Escrow Shares)(b)*†	21,501	—
GSI Group, Inc.*	8,394	96,447
II-VI, Inc.*	23,134	272,287
Insight Enterprises, Inc.*	16,127	364,954
InvenSense, Inc.*	26,780	528,369
Itron, Inc.*	16,704	656,634
Kemet Corp.*	9,210	37,945
Littelfuse, Inc.	9,085	773,860
Maxwell Technologies, Inc.*	5,654	49,303
Measurement Specialties, Inc.*	6,020	515,372
Mercury Systems, Inc.*	6,156	67,778
Mesa Laboratories, Inc.	499	28,832
Methode Electronics, Inc.	14,106	520,088
MTS Systems Corp.	6,449	440,209
Multi-Fineline Electronix, Inc.*	4,035	37,727
Newport Corp.*	15,164	268,706
OSI Systems, Inc.*	7,562	480,036
Park Electrochemical Corp.	8,991	211,738
PC Connection, Inc.	2,110	45,302
Plexus Corp.*	13,838	511,037
RealD, Inc.*	11,206	105,000
Rofin-Sinar Technologies, Inc.*	13,744	316,937
Rogers Corp.*	7,688	420,995
Sanmina Corp.*	30,594	638,191
ScanSource, Inc.*	12,731	440,365
Speed Commerce, Inc.*	9,202	25,306
SYNNEX Corp.*	11,530	745,184
TTM Technologies, Inc.*	15,377	104,717
Universal Display Corp.*	15,078	492,146
Viasystems Group, Inc.*	3,626	56,928
Vishay Precision Group, Inc.*	2,377	35,512

		16,699,856

Internet Software & Services (1.4%)
Aerohive Networks, Inc.*	1,775	14,236
Amber Road, Inc.*	1,668	28,923
Angie’s List, Inc.*	9,097	57,948
Bankrate, Inc.*	24,068	273,412
Bazaarvoice, Inc.*	16,784	124,034
Benefitfocus, Inc.*	2,825	76,106
Blucora, Inc.*	17,749	270,495
Borderfree, Inc.*	2,113	27,258
Brightcove, Inc.*	6,040	33,703
Carbonite, Inc.*	3,322	34,017
Care.com, Inc.*	1,269	10,342
ChannelAdvisor Corp.*	8,100	132,840
comScore, Inc.*	12,856	468,087
Constant Contact, Inc.*	12,870	349,292
Conversant, Inc.*	25,395	869,779
Cornerstone OnDemand, Inc.*	19,485	670,479
Cvent, Inc.*	3,377	85,674
Dealertrack Technologies, Inc.*	19,895	863,642
Demand Media, Inc.*	3,239	28,665
Demandware, Inc.*	11,190	569,795
Dice Holdings, Inc.*	7,332	61,442
Digital River, Inc.*	11,189	162,464
E2open, Inc.*	5,762	53,644
EarthLink Holdings Corp.	18,533	63,383
Endurance International Group Holdings, Inc.*	11,344	184,567
Envestnet, Inc.*	11,726	527,670
Everyday Health, Inc.*	1,816	25,370
Five9, Inc.*	2,254	14,741
Global Eagle Entertainment, Inc.*	12,106	135,829
Gogo, Inc.*	20,777	350,300
GrubHub, Inc.*	4,480	153,395
GTT Communications, Inc.*	2,640	31,442
Internap Network Services Corp.*	12,551	86,602
Intralinks Holdings, Inc.*	7,349	59,527
j2 Global, Inc.	19,153	945,392
Limelight Networks, Inc.*	38,243	89,297
Liquidity Services, Inc.*	9,955	136,881
LivePerson, Inc.*	22,038	277,458
LogMeIn, Inc.*	10,335	476,133
Marchex, Inc., Class B	7,962	33,042
Marin Software, Inc.*	4,953	42,596
Marketo, Inc.*	9,554	308,594
Millennial Media, Inc.*	14,182	26,379
Monster Worldwide, Inc.*	39,998	219,989
Move, Inc.*	11,935	250,158
NIC, Inc.	27,095	466,576
OPOWER, Inc.*	1,852	34,929
Perficient, Inc.*	14,502	217,385
Q2 Holdings, Inc.*	1,852	25,928
QuinStreet, Inc.*	7,865	32,640
RealNetworks, Inc.*	11,459	79,640
Reis, Inc.	1,632	38,499
Rightside Group Ltd.*	1,739	16,955
Rocket Fuel, Inc.*	7,056	111,485
SciQuest, Inc.*	6,070	91,293
Shutterstock, Inc.*	5,632	402,012
SPS Commerce, Inc.*	6,162	327,510
Stamps.com, Inc.*	2,670	84,799
TechTarget, Inc.*	3,099	26,620
Textura Corp.*	6,910	182,424
Travelzoo, Inc.*	1,405	21,778
Tremor Video, Inc.*	6,660	15,584
TrueCar, Inc.*	6,560	117,752
Trulia, Inc.*	13,778	673,744
Unwired Planet, Inc.*	18,569	34,538
Vistaprint N.V.*	13,602	745,254
Web.com Group, Inc.*	19,681	392,833
WebMD Health Corp.*	14,458	604,489
Wix.com Ltd.*	3,110	50,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
XO Group, Inc.*	5,110	$57,283
Xoom Corp.*	11,429	250,867
YuMe, Inc.*	3,396	16,980
Zix Corp.*	11,338	38,776

		14,864,133

IT Services (1.4%)
Acxiom Corp.*	29,277	484,534
Blackhawk Network Holdings, Inc.*	19,802	641,585
CACI International, Inc., Class A*	9,656	688,183
Cardtronics, Inc.*	18,055	635,536
Cass Information Systems, Inc.	4,424	183,154
Ciber, Inc.*	18,251	62,601
Computer Task Group, Inc.	2,996	33,256
Convergys Corp.	37,813	673,828
CSG Systems International, Inc.	15,195	399,325
Datalink Corp.*	3,821	40,617
EPAM Systems, Inc.*	13,236	579,604
Euronet Worldwide, Inc.*	19,588	936,110
EVERTEC, Inc.	24,450	546,213
ExlService Holdings, Inc.*	13,915	339,665
Forrester Research, Inc.	3,199	117,915
Global Cash Access Holdings, Inc.*	25,242	170,383
Hackett Group, Inc.	4,861	28,972
Heartland Payment Systems, Inc.	14,091	672,422
Higher One Holdings, Inc.*	7,941	19,614
iGATE Corp.*	15,741	578,010
Information Services Group, Inc.*	6,081	23,108
Lionbridge Technologies, Inc.*	12,152	54,684
Luxoft Holding, Inc.*	1,483	55,168
ManTech International Corp., Class A	11,163	300,843
MAXIMUS, Inc.	25,933	1,040,691
ModusLink Global Solutions, Inc.*	9,024	32,216
MoneyGram International, Inc.*	9,072	113,763
NeuStar, Inc., Class A*	15,413	382,705
PRGX Global, Inc.*	5,650	33,109
Sapient Corp.*	43,627	610,778
Science Applications International Corp.	15,653	692,332
ServiceSource International, Inc.*	13,338	43,082
Sykes Enterprises, Inc.*	18,885	377,322
Syntel, Inc.*	6,525	573,808
TeleTech Holdings, Inc.*	6,565	161,368
Unisys Corp.*	20,893	489,105
Virtusa Corp.*	9,911	352,435
WEX, Inc.*	14,458	1,595,007

		14,763,051

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Energy Industries, Inc.*	16,636	312,590
Alpha & Omega Semiconductor Ltd.*	4,657	43,776
Ambarella, Inc.*	10,765	470,108
Amkor Technology, Inc.*	29,437	247,565
Applied Micro Circuits Corp.*	31,194	218,358
Audience, Inc.*	2,635	19,499
Axcelis Technologies, Inc.*	21,002	41,794
Brooks Automation, Inc.	29,548	310,549
Cabot Microelectronics Corp.*	9,119	377,983
Cascade Microtech, Inc.*	2,392	24,231
Cavium, Inc.*	20,025	995,843
CEVA, Inc.*	3,974	53,411
Cirrus Logic, Inc.*	23,147	482,615
Cohu, Inc.	4,585	54,882
Cypress Semiconductor Corp.*	64,331	635,269
Diodes, Inc.*	13,543	323,949
DSP Group, Inc.*	4,155	36,855
Entegris, Inc.*	54,034	621,391
Entropic Communications, Inc.*	16,841	44,797
Exar Corp.*	8,771	78,500
Fairchild Semiconductor International, Inc.*	46,485	721,912
FormFactor, Inc.*	15,057	107,959
GT Advanced Technologies, Inc.*	51,884	561,904
Inphi Corp.*	5,894	84,756
Integrated Device Technology, Inc.*	54,078	862,544
Integrated Silicon Solution, Inc.	5,829	80,090
International Rectifier Corp.*	26,879	1,054,732
Intersil Corp., Class A	48,431	688,205
IXYS Corp.	5,121	53,770
Kopin Corp.*	12,368	42,051
Lattice Semiconductor Corp.*	49,397	370,478
MA-COM Technology Solutions Holdings, Inc.*	2,263	49,424
MaxLinear, Inc., Class A*	5,241	36,058
Micrel, Inc.	17,280	207,878
Microsemi Corp.*	36,470	926,703
MKS Instruments, Inc.	21,816	728,218
Monolithic Power Systems, Inc.	15,712	692,114
Nanometrics, Inc.*	4,879	73,673
NVE Corp.*	1,020	65,831
OmniVision Technologies, Inc.*	21,071	557,539
PDF Solutions, Inc.*	11,453	144,422
Peregrine Semiconductor Corp.*	5,158	63,804
Pericom Semiconductor Corp.*	4,030	39,252
Photronics, Inc.*	24,608	198,094
PMC-Sierra, Inc.*	64,495	481,133
Power Integrations, Inc.	11,847	638,672
QuickLogic Corp.*	10,328	30,881
Rambus, Inc.*	42,215	526,843
RF Micro Devices, Inc.*	110,154	1,271,177
Rubicon Technology, Inc.*	4,919	20,906
Rudolph Technologies, Inc.*	6,343	57,404
Semtech Corp.*	25,594	694,877
Silicon Image, Inc.*	24,719	124,584
Silicon Laboratories, Inc.*	16,200	658,368
Spansion, Inc., Class A*	22,367	509,744
Synaptics, Inc.*	13,140	961,848
Tessera Technologies, Inc.	21,585	573,729
TriQuint Semiconductor, Inc.*	64,864	1,236,956
Ultra Clean Holdings, Inc.*	6,531	58,452
Ultratech, Inc.*	11,525	262,194
Veeco Instruments, Inc.*	15,323	535,539
Vitesse Semiconductor Corp.*	9,703	34,931
Xcerra Corp.*	18,594	182,035

		22,665,649

Software (2.5%)
A10 Networks, Inc.*	5,789	52,738
ACI Worldwide, Inc.*	45,425	852,173
Actuate Corp.*	8,747	34,113
Advent Software, Inc.	19,099	602,764
American Software, Inc., Class A	4,638	40,907
Aspen Technology, Inc.*	35,541	1,340,606
AVG Technologies N.V.*	13,069	216,684
Barracuda Networks, Inc.*	1,490	38,218
Blackbaud, Inc.	17,815	699,951
Bottomline Technologies de, Inc.*	15,979	440,861
BroadSoft, Inc.*	11,697	246,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Callidus Software, Inc.*	16,860	$202,657
Cinedigm Corp., Class A*	14,321	22,198
CommVault Systems, Inc.*	18,024	908,410
Compuware Corp.	81,589	865,659
Comverse, Inc.*	7,535	168,257
Covisint Corp.*	1,354	5,619
Cyan, Inc.*	5,131	16,009
Digimarc Corp.	1,220	25,266
Ebix, Inc.	11,885	168,529
Ellie Mae, Inc.*	11,653	379,888
EnerNOC, Inc.*	10,300	174,688
Epiq Systems, Inc.	9,621	168,945
ePlus, Inc.*	1,276	71,520
Fair Isaac Corp.	13,293	732,444
FleetMatics Group plc*	13,860	422,730
Gigamon, Inc.*	9,054	94,795
Globant S.A.*	1,139	16,026
Glu Mobile, Inc.*	16,948	87,621
Guidance Software, Inc.*	3,382	22,761
Guidewire Software, Inc.*	25,258	1,119,940
Imperva, Inc.*	8,966	257,593
Infoblox, Inc.*	22,068	325,503
Interactive Intelligence Group, Inc.*	6,611	276,340
Jive Software, Inc.*	14,601	85,124
Kofax Ltd.*	27,780	215,017
Manhattan Associates, Inc.*	29,330	980,209
Mavenir Systems, Inc.*	2,196	27,582
Mentor Graphics Corp.	36,951	757,311
MicroStrategy, Inc., Class A*	3,981	520,874
MobileIron, Inc.*	2,143	23,873
Model N, Inc.*	3,615	35,644
Monotype Imaging Holdings, Inc.	17,579	497,837
NetScout Systems, Inc.*	14,001	641,246
Park City Group, Inc.*	1,789	17,640
Paycom Software, Inc.*	1,220	20,203
Pegasystems, Inc.	16,058	306,868
Progress Software Corp.*	22,427	536,230
Proofpoint, Inc.*	13,761	511,083
PROS Holdings, Inc.*	9,664	243,533
QAD, Inc., Class A	1,127	20,985
Qlik Technologies, Inc.*	34,241	925,877
Qualys, Inc.*	7,406	197,000
Rally Software Development Corp.*	4,678	56,183
RealPage, Inc.*	18,330	284,115
Rosetta Stone, Inc.*	3,996	32,168
Rubicon Project, Inc.*	1,483	17,396
Sapiens International Corp. N.V.*	4,581	33,899
SeaChange International, Inc.*	6,638	46,200
Silver Spring Networks, Inc.*	6,573	63,429
SS&C Technologies Holdings, Inc.*	24,374	1,069,775
Synchronoss Technologies, Inc.*	12,693	581,086
Take-Two Interactive Software, Inc.*	31,042	716,139
Tangoe, Inc.*	13,589	184,131
TeleCommunication Systems, Inc., Class A*	8,892	24,809
Telenav, Inc.*	5,832	39,074
TiVo, Inc.*	46,993	601,275
TubeMogul, Inc.(b)*	576	6,624
Tyler Technologies, Inc.*	12,278	1,085,375
Ultimate Software Group, Inc.*	10,789	1,526,751
Varonis Systems, Inc.*	1,034	21,817
VASCO Data Security International, Inc.*	11,411	214,299
Verint Systems, Inc.*	21,467	1,193,780
VirnetX Holding Corp.*	8,024	48,144
Vringo, Inc.*	13,215	12,491
Zendesk, Inc.*	2,138	46,159

		25,567,773

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	16,059	421,388
Dot Hill Systems Corp.*	11,221	42,415
Eastman Kodak Co.*	3,526	77,466
Electronics for Imaging, Inc.*	18,880	833,930
Immersion Corp.*	5,296	45,440
Intevac, Inc.*	4,439	29,608
Nimble Storage, Inc.*	5,039	130,863
QLogic Corp.*	40,747	373,243
Quantum Corp.*	41,353	47,969
Silicon Graphics International Corp.*	6,449	59,524
Super Micro Computer, Inc.*	13,383	393,728
Violin Memory, Inc.*	15,066	73,371

		2,528,945

Total Information Technology		106,613,518

Materials (2.8%)
Chemicals (1.3%)
A. Schulman, Inc.	11,267	407,415
Advanced Emissions Solutions, Inc.*	4,004	85,165
American Vanguard Corp.	5,408	60,570
Axiall Corp.	26,213	938,687
Balchem Corp.	11,885	672,334
Calgon Carbon Corp.*	21,566	417,949
Chase Corp.	1,266	39,398
Chemtura Corp.*	33,699	786,198
Ferro Corp.*	27,003	391,273
Flotek Industries, Inc.*	19,694	513,423
FutureFuel Corp.	4,073	48,428
H.B. Fuller Co.	19,471	772,999
Hawkins, Inc.	1,968	70,769
Innophos Holdings, Inc.	7,881	434,164
Innospec, Inc.	9,119	327,372
Intrepid Potash, Inc.*	23,532	363,569
KMG Chemicals, Inc.	1,788	29,109
Koppers Holdings, Inc.	8,681	287,862
Kraton Performance Polymers, Inc.*	11,594	206,489
Kronos Worldwide, Inc.	3,733	51,441
Landec Corp.*	5,035	61,679
LSB Industries, Inc.*	8,350	298,178
Marrone Bio Innovations, Inc.*	2,391	6,360
Minerals Technologies, Inc.	12,867	794,023
Olin Corp.	31,980	807,495
OM Group, Inc.	13,630	353,698
OMNOVA Solutions, Inc.*	8,953	48,078
PolyOne Corp.	36,307	1,291,803
Quaker Chemical Corp.	4,966	356,013
Rentech, Inc.*	43,742	74,799
Senomyx, Inc.*	7,988	65,502
Sensient Technologies Corp.	19,669	1,029,672
Stepan Co.	7,608	337,643
Taminco Corp.*	10,586	276,295
Trecora Resources*	3,738	46,276
Tredegar Corp.	10,318	189,954
Trinseo S.A.*	2,049	32,231
Tronox Ltd., Class A	22,818	594,409
Zep, Inc.	4,354	61,043

		13,629,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)
Headwaters, Inc.*	32,665	$409,619
United States Lime & Minerals, Inc.	364	21,159
US Concrete, Inc.*	2,646	69,167

		499,945

Containers & Packaging (0.3%)
AEP Industries, Inc.*	785	29,728
Berry Plastics Group, Inc.*	33,468	844,732
Graphic Packaging Holding Co.*	121,761	1,513,489
Myers Industries, Inc.	10,930	192,805
UFP Technologies, Inc.*	1,175	25,827

		2,606,581

Metals & Mining (0.8%)
A.M. Castle & Co.*	3,468	29,617
AK Steel Holding Corp.*	60,650	485,806
Allied Nevada Gold Corp.*	19,718	65,267
Ampco-Pittsburgh Corp.	1,566	31,320
Century Aluminum Co.*	19,913	517,141
Coeur Mining, Inc.*	44,112	218,795
Commercial Metals Co.	44,798	764,702
Globe Specialty Metals, Inc.	23,918	435,068
Gold Resource Corp.	6,959	35,630
Handy & Harman Ltd.*	731	19,196
Haynes International, Inc.	5,840	268,582
Hecla Mining Co.	140,703	348,943
Horsehead Holding Corp.*	17,915	296,135
Kaiser Aluminum Corp.	6,773	516,238
Materion Corp.	9,459	290,108
Molycorp, Inc.*	34,293	40,809
Noranda Aluminum Holding Corp.	8,236	37,227
Olympic Steel, Inc.	1,706	35,092
RTI International Metals, Inc.*	11,530	284,330
Ryerson Holding Corp.*	1,949	24,947
Schnitzer Steel Industries, Inc., Class A	11,160	268,398
Stillwater Mining Co.*	44,038	661,891
SunCoke Energy, Inc.*	26,758	600,717
U.S. Silica Holdings, Inc.	20,022	1,251,575
Universal Stainless & Alloy Products, Inc.*	1,313	34,611
Walter Energy, Inc.	12,463	29,163
Worthington Industries, Inc.	18,678	695,195

		8,286,503

Paper & Forest Products (0.4%)
Boise Cascade Co.*	14,689	442,726
Clearwater Paper Corp.*	7,384	443,852
Deltic Timber Corp.	4,612	287,420
KapStone Paper and Packaging Corp.*	32,323	904,074
Louisiana-Pacific Corp.*	54,585	741,810
Neenah Paper, Inc.	6,814	364,413
P.H. Glatfelter Co.	17,386	381,623
Resolute Forest Products, Inc.*	25,959	405,999
Schweitzer-Mauduit International, Inc.	11,026	455,484
Wausau Paper Corp.	16,863	133,724

		4,561,125

Total Materials		29,583,919

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	33,824	225,944
Atlantic Tele-Network, Inc.	3,725	200,778
Cincinnati Bell, Inc.*	88,904	299,606
Cogent Communications Holdings, Inc.	18,144	609,820
Consolidated Communications Holdings, Inc.	15,874	397,644
Enventis Corp.	2,486	45,195
FairPoint Communications, Inc.*	3,821	57,965
General Communication, Inc., Class A*	12,573	137,171
Globalstar, Inc.*	102,147	373,858
Hawaiian Telcom Holdco, Inc.*	6,336	162,772
IDT Corp., Class B	3,131	50,284
inContact, Inc.*	26,460	230,070
Inteliquent, Inc.	6,143	76,480
Intelsat S.A.*	6,408	109,833
Iridium Communications, Inc.*	30,780	272,403
Lumos Networks Corp.	11,521	187,216
magicJack VocalTec Ltd.*	3,373	33,224
ORBCOMM, Inc.*	8,358	48,059
Premiere Global Services, Inc.*	21,900	262,143
Vonage Holdings Corp.*	70,037	229,721

		4,010,186

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	4,367	31,137
Leap Wireless International, Inc.(b)*	23,247	58,582
NTELOS Holdings Corp.	11,815	125,712
RingCentral, Inc., Class A*	11,491	146,051
Shenandoah Telecommunications Co.	9,232	229,046
Spok Holdings, Inc.	4,040	52,560

		643,088

Total Telecommunication Services		4,653,274

Utilities (1.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	15,536	689,643
Cleco Corp.	22,525	1,084,579
El Paso Electric Co.	14,908	544,887
Empire District Electric Co.	17,890	432,044
IDACORP, Inc.	19,130	1,025,559
MGE Energy, Inc.	12,569	468,321
NRG Yield, Inc., Class A	9,446	444,434
Otter Tail Corp.	12,626	336,736
PNM Resources, Inc.	31,222	777,740
Portland General Electric Co.	29,942	961,737
Spark Energy, Inc., Class A*	355	6,166
UIL Holdings Corp.	22,396	792,818
Unitil Corp.	2,641	82,109

		7,646,773

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	6,084	253,459
Laclede Group, Inc.	16,072	745,741
New Jersey Resources Corp.	15,768	796,442
Northwest Natural Gas Co.	9,934	419,711
ONE Gas, Inc.	19,311	661,402
Piedmont Natural Gas Co., Inc.	28,160	944,205
South Jersey Industries, Inc.	13,035	695,548
Southwest Gas Corp.	18,294	888,722
WGL Holdings, Inc.	20,725	872,937

		6,278,167

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc*	10,595	376,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Power Corp.	22,520	$53,598
Dynegy, Inc.*	37,779	1,090,302
Ormat Technologies, Inc.	3,652	95,938
Pattern Energy Group, Inc.	14,624	452,174
TerraForm Power, Inc., Class A*	8,535	246,320

		2,315,302

Multi-Utilities (0.2%)
Avista Corp.	22,747	694,466
Black Hills Corp.	16,849	806,730
NorthWestern Corp.	14,594	661,984

		2,163,180

Water Utilities (0.1%)
American States Water Co.	13,779	419,157
Artesian Resources Corp., Class A	1,487	29,948
California Water Service Group	19,020	426,809
Connecticut Water Service, Inc.	2,050	66,625
Middlesex Water Co.	2,940	57,624
SJW Corp.	2,935	78,864
York Water Co.	2,348	46,960

		1,125,987

Total Utilities		19,529,409

Total Common Stocks (56.9%) (Cost $417,738,206)		594,704,054

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,632

Total Financials		4,632

Total Corporate Bonds		4,632

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,632

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	10,858	1,194

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	3,800	—

Total Rights (0.0%) (Cost $—)		1,194

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	6,309	—

Total Investments (56.9%) (Cost $417,743,006)		594,709,880
Other Assets Less Liabilities (43.1%)		449,739,406

Net Assets (100%)		$1,044,449,286

*	Non-income producing.

†	Securities (totaling $30,348 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $381,609.

(b)	Illiquid Security.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	4,090	December-14	$473,358,213	$448,509,400	$(24,848,813)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$78,889,339	$—	$—		$78,889,339
Consumer Staples	19,292,297	—	—		19,292,297
Energy	33,048,813	—	—		33,048,813
Financials	140,994,312	—	—		140,994,312
Health Care	80,118,533	—	30,348		80,148,881
Industrials	81,950,292	—	—		81,950,292
Information Technology	106,613,518	—	—	(c)	106,613,518
Materials	29,583,919	—	—		29,583,919
Telecommunication Services	4,594,692	58,582	—		4,653,274
Utilities	19,529,409	—	—		19,529,409
Corporate Bonds
Financials	—	4,632	—		4,632
Rights
Health Care	1,194	—	—	(c)	1,194
Warrants
Energy	—	—	—	(c)	—

Total Assets	$594,616,318	$63,214	$30,348		$594,709,880

Liabilities:
Futures	$(24,848,813)	$—	$—		$(24,848,813)

Total Liabilities	$(24,848,813)	$—	$—		$(24,848,813)

Total	$569,767,505	$63,214	$30,348		$569,861,067

(a)	A security with a market value of $50,160 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$87,953,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$125,861,572

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,753,935
Aggregate gross unrealized depreciation	(33,584,696)

Net unrealized appreciation	$174,169,239

Federal income tax cost of investments	$420,540,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.7%)
Auto Components (0.2%)
Aisin Seiki Co., Ltd.	2,800	$100,971
BorgWarner, Inc.	5,060	266,207
Bridgestone Corp.	9,600	317,039
Cie Generale des Etablissements Michelin	2,746	259,015
Continental AG	1,626	309,393
Delphi Automotive plc	6,683	409,935
Denso Corp.	7,200	331,853
GKN plc	24,232	125,394
Goodyear Tire & Rubber Co.	6,100	137,768
Johnson Controls, Inc.	14,795	650,980
Koito Manufacturing Co., Ltd.	1,000	27,162
NGK Spark Plug Co., Ltd.	3,000	88,215
NHK Spring Co., Ltd.	2,000	19,603
NOK Corp.	1,400	32,117
Nokian Renkaat Oyj	1,675	50,521
Pirelli & C. S.p.A.	3,514	48,644
Stanley Electric Co., Ltd.	2,100	45,418
Sumitomo Electric Industries Ltd.	11,200	165,485
Sumitomo Rubber Industries Ltd.	2,500	35,537
Toyoda Gosei Co., Ltd.	1,000	19,512
Toyota Industries Corp.	2,400	115,979
Valeo S.A.	1,116	124,197
Yokohama Rubber Co., Ltd.	3,000	25,959

		3,706,904

Automobiles (0.5%)
Bayerische Motoren Werke (BMW) AG	4,892	525,325
Bayerische Motoren Werke (BMW) AG (Preference)	802	65,265
Daihatsu Motor Co., Ltd.	3,000	47,623
Daimler AG (Registered)	14,226	1,091,206
Fiat S.p.A.*	12,936	124,829
Ford Motor Co.	86,290	1,276,229
Fuji Heavy Industries Ltd.	9,000	297,552
General Motors Co.	29,950	956,603
Harley-Davidson, Inc.	4,850	282,270
Honda Motor Co., Ltd.	24,106	835,220
Isuzu Motors Ltd.	8,500	120,128
Mazda Motor Corp.	7,800	195,507
Mitsubishi Motors Corp.	8,700	105,582
Nissan Motor Co., Ltd.	36,700	357,714
Peugeot S.A.*	7,525	96,518
Porsche Automobil Holding SE (Preference)	2,263	181,329
Renault S.A.	2,840	205,718
Suzuki Motor Corp.	5,400	178,999
Toyota Motor Corp.	40,771	2,402,580
Volkswagen AG	436	90,478
Volkswagen AG (Preference)	2,409	500,218
Yamaha Motor Co., Ltd.	3,900	76,275

		10,013,168

Distributors (0.0%)
Genuine Parts Co.	3,385	296,898
Jardine Cycle & Carriage Ltd.	1,467	49,345

		346,243

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,000	32,824
H&R Block, Inc.	6,120	189,781

		222,605

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	2,527	112,078
Carnival Corp.	10,005	401,901
Carnival plc	2,715	108,451
Chipotle Mexican Grill, Inc.*	711	473,945
Compass Group plc	24,922	402,609
Crown Resorts Ltd.	5,381	65,016
Darden Restaurants, Inc.	2,915	150,006
Flight Centre Travel Group Ltd.	817	30,580
Galaxy Entertainment Group Ltd.	34,357	199,553
Genting Singapore plc	90,000	80,426
InterContinental Hotels Group plc	3,527	136,026
Marriott International, Inc., Class A	4,820	336,918
McDonald’s Corp.	21,845	2,071,124
McDonald’s Holdings Co. Japan Ltd.	1,008	24,935
MGM China Holdings Ltd.	14,036	40,401
Oriental Land Co., Ltd.	800	151,247
Sands China Ltd.	35,743	186,429
Shangri-La Asia Ltd.	20,000	29,672
SJM Holdings Ltd.	28,719	54,739
Sodexo S.A.	1,393	136,321
Starbucks Corp.	16,715	1,261,314
Starwood Hotels & Resorts Worldwide, Inc.	4,250	353,643
Tabcorp Holdings Ltd.	11,144	35,223
Tatts Group Ltd.	20,938	57,747
TUI Travel plc	7,433	46,887
Whitbread plc	2,681	180,545
William Hill plc	12,814	76,820
Wyndham Worldwide Corp.	2,800	227,528
Wynn Macau Ltd.	22,994	73,144
Wynn Resorts Ltd.	1,795	335,809
Yum! Brands, Inc.	9,780	703,964

		8,545,001

Household Durables (0.2%)
Casio Computer Co., Ltd.	3,100	51,669
D.R. Horton, Inc.	7,335	150,514
Electrolux AB	3,555	94,048
Garmin Ltd.	2,680	139,333
Harman International Industries, Inc.	1,500	147,060
Husqvarna AB, Class B	6,022	42,645
Iida Group Holdings Co., Ltd.	2,393	29,281
Leggett & Platt, Inc.	3,005	104,935
Lennar Corp., Class A	3,925	152,408
Mohawk Industries, Inc.*	1,400	188,748
Newell Rubbermaid, Inc.	6,060	208,525
Nikon Corp.	5,000	72,259
Panasonic Corp.	32,600	387,752
Persimmon plc*	4,485	96,993
PulteGroup, Inc.	7,435	131,302
Rinnai Corp.	600	49,838
Sekisui Chemical Co., Ltd.	6,000	68,821
Sekisui House Ltd.	8,000	94,242
Sharp Corp.*	22,000	62,585
Sony Corp.	15,300	277,751
Techtronic Industries Co.	20,278	58,628
Whirlpool Corp.	1,765	257,072

		2,866,409

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,446	2,723,328
ASOS plc*	802	29,254
Expedia, Inc.	2,227	195,130
Netflix, Inc.*	1,378	621,726
Priceline Group, Inc.*	1,179	1,365,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	11,739	$135,184
TripAdvisor, Inc.*	2,457	224,619

		5,295,207

Leisure Products (0.0%)
Bandai Namco Holdings, Inc.	2,600	66,734
Hasbro, Inc.	2,525	138,862
Mattel, Inc.	7,510	230,181
Sankyo Co., Ltd.	700	25,083
Sega Sammy Holdings, Inc.	2,700	43,451
Shimano, Inc.	1,200	145,959
Yamaha Corp.	2,500	32,665

		682,935

Media (0.9%)
Altice S.A.*	899	47,611
Axel Springer SE	585	32,208
British Sky Broadcasting Group plc	15,130	216,337
Cablevision Systems Corp. - New York Group, Class A	4,780	83,698
CBS Corp. (Non-Voting), Class B	10,795	577,532
Comcast Corp., Class A	57,560	3,095,577
Dentsu, Inc.	3,237	123,223
DIRECTV*	11,155	965,131
Discovery Communications, Inc., Class A*	3,255	123,039
Discovery Communications, Inc., Class C*	6,055	225,730
Eutelsat Communications S.A.	2,277	73,524
Gannett Co., Inc.	5,000	148,350
Hakuhodo DY Holdings, Inc.	3,440	34,816
Interpublic Group of Cos., Inc.	9,335	171,017
ITV plc	56,502	190,341
J.C. Decaux S.A.	985	31,096
Kabel Deutschland Holding AG	327	44,441
Lagardere S.C.A.	1,744	46,676
News Corp., Class A*	11,036	180,439
Omnicom Group, Inc.	5,580	384,239
Pearson plc	12,101	243,257
ProSiebenSat.1 Media AG (Registered)	3,233	128,832
Publicis Groupe S.A.	2,678	183,904
REA Group Ltd.	779	29,519
Reed Elsevier N.V.	10,305	233,893
Reed Elsevier plc	17,160	274,851
RTL Group S.A.	572	49,048
Scripps Networks Interactive, Inc., Class A	2,295	179,217
SES S.A. (FDR)	4,490	155,246
Singapore Press Holdings Ltd.	23,000	75,723
Sky Deutschland AG*	6,480	55,074
Telenet Group Holding N.V.*	769	44,193
Time Warner Cable, Inc.	6,200	889,638
Time Warner, Inc.	19,045	1,432,374
Toho Co., Ltd.	1,700	38,441
Twenty-First Century Fox, Inc., Class A	41,885	1,436,237
Viacom, Inc., Class B	8,450	650,143
Walt Disney Co.	35,156	3,129,939
Wolters Kluwer N.V.	4,461	119,000
WPP plc	19,881	399,653

		16,543,207

Multiline Retail (0.2%)
Dollar General Corp.*	6,760	413,104
Dollar Tree, Inc.*	4,570	256,240
Don Quijote Holdings Co., Ltd.	900	51,616
Family Dollar Stores, Inc.	2,110	162,976
Harvey Norman Holdings Ltd.	7,848	24,943
Isetan Mitsukoshi Holdings Ltd.	4,900	63,799
J. Front Retailing Co., Ltd.	3,500	45,794
Kohl’s Corp.	4,550	277,687
Macy’s, Inc.	7,860	457,295
Marks & Spencer Group plc	24,106	158,115
Marui Group Co., Ltd.	3,500	28,817
Next plc	2,291	245,313
Nordstrom, Inc.	3,180	217,417
Takashimaya Co., Ltd.	3,000	25,083
Target Corp.	14,100	883,788

		3,311,987

Specialty Retail (0.6%)
ABC-Mart, Inc.	400	20,424
AutoNation, Inc.*	1,710	86,030
AutoZone, Inc.*	755	384,793
Bed Bath & Beyond, Inc.*	4,465	293,931
Best Buy Co., Inc.	6,435	216,152
CarMax, Inc.*	4,860	225,747
Dixons Carphone plc	14,588	86,628
Fast Retailing Co., Ltd.	800	267,736
GameStop Corp., Class A	2,485	102,382
Gap, Inc.	6,095	254,101
Hennes & Mauritz AB, Class B	14,028	582,232
Hikari Tsushin, Inc.	300	21,308
Home Depot, Inc.	29,935	2,746,237
Inditex S.A.	16,120	445,383
Kingfisher plc	35,110	184,359
L Brands, Inc.	5,455	365,376
Lowe’s Cos., Inc.	21,965	1,162,388
Nitori Holdings Co., Ltd.	1,050	65,006
O’Reilly Automotive, Inc.*	2,315	348,083
PetSmart, Inc.	2,190	153,497
Ross Stores, Inc.	4,690	354,470
Sanrio Co., Ltd.	700	20,296
Shimamura Co., Ltd.	400	36,763
Sports Direct International plc*	3,979	39,897
Staples, Inc.	14,320	173,272
Tiffany & Co.	2,500	240,775
TJX Cos., Inc.	15,420	912,401
Tractor Supply Co.	3,054	187,852
Urban Outfitters, Inc.*	2,260	82,942
USS Co., Ltd.	3,240	49,630
Yamada Denki Co., Ltd.	12,850	37,493

		10,147,584

Textiles, Apparel & Luxury Goods (0.3%)
adidas AG	3,092	231,392
Asics Corp.	2,000	45,060
Burberry Group plc	6,555	160,569
Christian Dior S.A.	806	135,091
Cie Financiere Richemont S.A. (Registered)	7,713	632,988
Coach, Inc.	6,100	217,221
Fossil Group, Inc.*	1,056	99,158
Hugo Boss AG	469	58,621
Kering	1,119	225,642
Li & Fung Ltd.	86,000	97,686
Luxottica Group S.p.A.	2,470	128,595
LVMH Moet Hennessy Louis Vuitton S.A.	4,126	670,700
Michael Kors Holdings Ltd.*	4,563	325,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	15,660	$1,396,872
Pandora A/S	1,539	120,670
PVH Corp.	1,852	224,370
Ralph Lauren Corp.	1,379	227,163
Swatch Group AG	456	216,895
Swatch Group AG (Registered)	734	64,274
Under Armour, Inc., Class A*	3,692	255,117
VF Corp.	7,670	506,450
Yue Yuen Industrial Holdings Ltd.	10,500	31,845

		6,072,132

Total Consumer Discretionary		67,753,382

Consumer Staples (3.1%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	11,879	1,322,132
Asahi Group Holdings Ltd.	5,700	164,906
Brown-Forman Corp., Class B	3,492	315,048
Carlsberg A/S, Class B	1,581	140,568
Coca-Cola Amatil Ltd.	8,461	65,043
Coca-Cola Co.	87,830	3,746,828
Coca-Cola Enterprises, Inc.	5,015	222,465
Coca-Cola HBC AG (CDI)*	2,960	63,965
Constellation Brands, Inc., Class A*	3,750	326,850
Diageo plc	37,105	1,073,727
Dr. Pepper Snapple Group, Inc.	4,320	277,819
Heineken Holding N.V.	1,490	98,557
Heineken N.V.	3,405	254,773
Kirin Holdings Co., Ltd.	12,000	159,362
Molson Coors Brewing Co., Class B	3,555	264,634
Monster Beverage Corp.*	3,180	291,511
PepsiCo, Inc.	33,550	3,123,170
Pernod-Ricard S.A.	3,138	355,284
Remy Cointreau S.A.	358	25,774
SABMiller plc	14,239	791,304
Suntory Beverage & Food Ltd.	2,055	72,888
Treasury Wine Estates Ltd.	9,562	35,497

		13,192,105

Food & Staples Retailing (0.6%)
Aeon Co., Ltd.	9,300	92,597
Carrefour S.A.	9,093	280,921
Casino Guichard Perrachon S.A.	836	90,037
Colruyt S.A.	1,098	48,380
Costco Wholesale Corp.	9,775	1,225,003
CVS Health Corp.	25,760	2,050,238
Delhaize Group S.A.	1,514	105,327
Distribuidora Internacional de Alimentacion S.A.	9,138	65,603
FamilyMart Co., Ltd.	900	34,342
J Sainsbury plc	18,266	74,474
Jeronimo Martins SGPS S.A.	3,719	40,951
Koninklijke Ahold N.V.	13,747	222,596
Kroger Co.	10,855	564,460
Lawson, Inc.	1,000	69,934
Metcash Ltd.	13,125	30,223
Metro AG*	2,395	78,892
Olam International Ltd.	18,000	33,158
Safeway, Inc.	5,080	174,244
Seven & I Holdings Co., Ltd.	11,100	430,539
Sysco Corp.	13,050	495,248
Tesco plc	119,628	361,107
Walgreen Co.	19,555	1,159,025
Wal-Mart Stores, Inc.	35,151	2,687,997
Wesfarmers Ltd.	16,892	623,538
Whole Foods Market, Inc.	7,990	304,499
WM Morrison Supermarkets plc	31,051	84,719
Woolworths Ltd.	18,538	555,748

		11,983,800

Food Products (0.7%)
Ajinomoto Co., Inc.	8,466	140,875
Archer-Daniels-Midland Co.	14,325	732,007
Aryzta AG*	1,289	111,186
Associated British Foods plc	5,264	228,619
Barry Callebaut AG (Registered)*	33	36,709
Calbee, Inc.	1,076	35,221
Campbell Soup Co.	3,940	168,356
Chocoladefabriken Lindt & Spruengli AG	16	188,713
ConAgra Foods, Inc.	9,365	309,420
Danone S.A.	8,618	576,903
General Mills, Inc.	13,635	687,886
Golden Agri-Resources Ltd.	104,000	41,985
Hershey Co.	3,325	317,305
Hormel Foods Corp.	2,995	153,913
J.M. Smucker Co.	2,260	223,717
Kellogg Co.	5,680	349,888
Kerry Group plc, Class A	2,337	165,284
Keurig Green Mountain, Inc.	2,736	356,036
Kikkoman Corp.	2,000	42,507
Kraft Foods Group, Inc.	13,185	743,634
McCormick & Co., Inc. (Non-Voting)	2,900	194,010
Mead Johnson Nutrition Co.	4,505	433,471
MEIJI Holdings Co., Ltd.	900	71,146
Mondelez International, Inc., Class A	37,505	1,285,109
Nestle S.A. (Registered)	47,648	3,506,098
NH Foods Ltd.	2,000	42,416
Nisshin Seifun Group, Inc.	2,970	29,355
Nissin Foods Holdings Co., Ltd.	900	46,774
Orkla ASA	12,043	108,907
Tate & Lyle plc	6,881	65,983
Toyo Suisan Kaisha Ltd.	1,000	33,189
Tyson Foods, Inc., Class A	6,480	255,118
Unilever N.V. (CVA)	24,069	958,523
Unilever plc	18,964	794,719
Wilmar International Ltd.	28,000	67,821
Yakult Honsha Co., Ltd.	1,300	68,274
Yamazaki Baking Co., Ltd.	842	10,856

		13,581,933

Household Products (0.5%)
Clorox Co.	2,845	273,234
Colgate-Palmolive Co.	19,110	1,246,354
Henkel AG & Co. KGaA	1,728	161,487
Henkel AG & Co. KGaA (Preference)	2,633	262,923
Kimberly-Clark Corp.	8,320	894,982
Procter & Gamble Co.	60,250	5,045,335
Reckitt Benckiser Group plc	9,576	830,541
Svenska Cellulosa AB S.C.A., Class B	8,670	206,778
Unicharm Corp.	5,700	129,955

		9,051,589

Personal Products (0.1%)
Avon Products, Inc.	9,640	121,464
Beiersdorf AG	1,490	124,472
Estee Lauder Cos., Inc., Class A	4,990	372,853
Kao Corp.	7,600	296,343
L’Oreal S.A.	3,554	564,252
Shiseido Co., Ltd.	5,300	87,443

		1,566,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.5%)
Altria Group, Inc.	44,095	$2,025,724
British American Tobacco plc	27,875	1,573,501
Imperial Tobacco Group plc	14,225	614,341
Japan Tobacco, Inc.	16,253	528,602
Lorillard, Inc.	7,975	477,782
Philip Morris International, Inc.	34,755	2,898,567
Reynolds American, Inc.	6,825	402,675
Swedish Match AB	2,985	96,798

		8,617,990

Total Consumer Staples		57,994,244

Energy (2.8%)
Energy Equipment & Services (0.5%)
Akastor ASA	2,227	8,960
Aker Solutions ASA*§	2,227	22,184
AMEC plc	4,405	78,838
Baker Hughes, Inc.	9,655	628,154
Cameron International Corp.*	4,530	300,701
Diamond Offshore Drilling, Inc.	1,480	50,720
Ensco plc, Class A	5,180	213,986
FMC Technologies, Inc.*	5,220	283,498
Fugro N.V. (CVA)	1,097	33,205
Halliburton Co.	18,915	1,220,207
Helmerich & Payne, Inc.	2,430	237,824
Nabors Industries Ltd.	6,430	146,347
National Oilwell Varco, Inc.	9,560	727,516
Noble Corp. plc	5,645	125,432
Petrofac Ltd.	3,834	64,455
Saipem S.p.A.*	3,913	83,229
Schlumberger Ltd.	28,850	2,933,757
Seadrill Ltd.	5,547	148,760
Subsea 7 S.A.	4,159	59,394
Technip S.A.	1,512	127,207
Tenaris S.A.	6,978	159,966
Transocean Ltd.	12,863	413,288
WorleyParsons Ltd.	3,058	41,072

		8,108,700

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.	11,255	1,141,707
Apache Corp.	8,535	801,180
BG Group plc	50,375	930,986
BP plc	272,860	2,005,822
Cabot Oil & Gas Corp.	9,240	302,056
Caltex Australia Ltd.	1,995	48,891
Chesapeake Energy Corp.	11,510	264,615
Chevron Corp.	42,280	5,044,850
Cimarex Energy Co.	1,941	245,595
ConocoPhillips Co.	27,370	2,094,352
CONSOL Energy, Inc.	5,110	193,465
Delek Group Ltd.	70	26,514
Denbury Resources, Inc.	7,810	117,384
Devon Energy Corp.	8,560	583,621
Eni S.p.A.	37,588	895,863
EOG Resources, Inc.	12,210	1,209,034
EQT Corp.	3,385	309,863
Exxon Mobil Corp.	94,923	8,927,508
Galp Energia SGPS S.A.	5,698	92,624
Hess Corp.	5,820	548,942
Idemitsu Kosan Co., Ltd.	1,300	27,594
INPEX Corp.	12,964	183,157
JX Holdings, Inc.	33,000	152,099
Kinder Morgan, Inc.	14,630	560,914
Koninklijke Vopak N.V.	1,039	56,068
Lundin Petroleum AB*	3,288	55,635
Marathon Oil Corp.	14,970	562,722
Marathon Petroleum Corp.	6,280	531,728
Murphy Oil Corp.	3,705	210,852
Neste Oil Oyj	1,895	39,014
Newfield Exploration Co.*	3,005	111,395
Noble Energy, Inc.	8,000	546,880
Occidental Petroleum Corp.	17,355	1,668,683
OMV AG	2,176	73,231
ONEOK, Inc.	4,610	302,185
Origin Energy Ltd.	16,271	213,264
Phillips 66	12,460	1,013,123
Pioneer Natural Resources Co.	3,180	626,365
QEP Resources, Inc.	3,670	112,963
Range Resources Corp.	3,735	253,270
Repsol S.A.	12,721	302,064
Royal Dutch Shell plc, Class A	57,595	2,202,135
Royal Dutch Shell plc, Class B	36,131	1,427,443
Santos Ltd.	14,364	171,919
Showa Shell Sekiyu KK	2,800	26,704
Southwestern Energy Co.*	7,850	274,358
Spectra Energy Corp.	14,920	585,759
Statoil ASA	16,490	449,675
Tesoro Corp.	2,855	174,098
TonenGeneral Sekiyu KK	4,000	34,976
Total S.A.	31,618	2,054,662
Tullow Oil plc	13,448	140,509
Valero Energy Corp.	11,735	542,978
Williams Cos., Inc.	14,950	827,483
Woodside Petroleum Ltd.	9,739	346,195

		42,646,972

Total Energy		50,755,672

Financials (6.1%)
Banks (2.7%)
Aozora Bank Ltd.	17,000	57,506
Australia & New Zealand Banking Group Ltd.	40,545	1,097,634
Banca Monte dei Paschi di Siena S.p.A.*	64,746	85,376
Banco Bilbao Vizcaya Argentaria S.A.	87,165	1,051,505
Banco Comercial Portugues S.A. (Registered)*	523,046	68,442
Banco de Sabadell S.A.	50,386	149,172
Banco Espirito Santo S.A. (Registered)(b)*†	26,714	—
Banco Popolare SC*	5,067	74,431
Banco Popular Espanol S.A.	25,864	158,339
Banco Santander S.A.	174,452	1,677,020
Bank Hapoalim B.M.	15,627	88,128
Bank Leumi Le-Israel B.M.*	19,594	79,377
Bank of America Corp.	233,994	3,989,598
Bank of East Asia Ltd.	18,600	75,336
Bank of Ireland*	358,632	140,486
Bank of Kyoto Ltd.	4,415	36,673
Bank of Queensland Ltd.	5,315	54,167
Bank of Yokohama Ltd.	17,000	93,498
Bankia S.A.*	68,068	127,068
Barclays plc	241,589	890,812
BB&T Corp.	15,965	594,058
Bendigo & Adelaide Bank Ltd.	6,410	66,898
BNP Paribas S.A.	16,387	1,087,038
BOC Hong Kong Holdings Ltd.	54,500	173,716
CaixaBank S.A.	25,934	157,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Chiba Bank Ltd.	10,000	$69,569
Chugoku Bank Ltd.	2,475	36,355
Citigroup, Inc.	67,430	3,494,223
Comerica, Inc.	4,020	200,437
Commerzbank AG*	14,298	213,820
Commonwealth Bank of Australia	23,817	1,570,020
Credit Agricole S.A.	18,844	284,302
Danske Bank A/S	9,687	263,315
DBS Group Holdings Ltd.	25,000	360,978
DNB ASA	14,439	270,363
Erste Group Bank AG	4,128	94,554
Fifth Third Bancorp	18,525	370,870
Fukuoka Financial Group, Inc.	11,000	52,455
Gunma Bank Ltd.	5,000	28,812
Hachijuni Bank Ltd.	6,000	36,052
Hang Seng Bank Ltd.	11,300	181,473
Hiroshima Bank Ltd.	7,000	34,402
Hokuhoku Financial Group, Inc.	17,000	33,326
HSBC Holdings plc	278,246	2,824,202
Huntington Bancshares, Inc./Ohio	18,155	176,648
ING Groep N.V. (CVA)*	56,744	810,593
Intesa Sanpaolo S.p.A.	185,632	559,210
Iyo Bank Ltd.	3,000	30,362
Joyo Bank Ltd.	9,000	44,313
JPMorgan Chase & Co.	83,680	5,040,883
KBC Groep N.V.*	3,700	197,049
KeyCorp	19,500	259,935
Lloyds Banking Group plc*	843,609	1,051,287
M&T Bank Corp.	2,940	362,473
Mitsubishi UFJ Financial Group, Inc.	188,262	1,064,601
Mizrahi Tefahot Bank Ltd.*	2,034	24,317
Mizuho Financial Group, Inc.	340,000	607,303
National Australia Bank Ltd.	34,778	990,839
Natixis S.A.	21,687	149,230
Nordea Bank AB	44,879	583,999
Oversea-Chinese Banking Corp., Ltd.	38,000	290,131
PNC Financial Services Group, Inc.	12,050	1,031,239
Raiffeisen Bank International AG	1,732	37,671
Regions Financial Corp.	30,660	307,826
Resona Holdings, Inc.	32,600	183,814
Royal Bank of Scotland Group plc*	36,670	218,886
Seven Bank Ltd.	8,798	35,858
Shinsei Bank Ltd.	24,000	51,425
Shizuoka Bank Ltd.	7,000	72,058
Skandinaviska Enskilda Banken AB, Class A	22,444	299,834
Societe Generale S.A.	11,555	589,911
Standard Chartered plc	35,865	663,116
Sumitomo Mitsui Financial Group, Inc.	18,800	766,399
Sumitomo Mitsui Trust Holdings, Inc.	49,000	203,953
SunTrust Banks, Inc./Georgia	11,770	447,613
Suruga Bank Ltd.	3,000	59,795
Svenska Handelsbanken AB, Class A	7,375	346,981
Swedbank AB, Class A	13,381	336,936
U.S. Bancorp/Minnesota	40,095	1,677,174
UniCredit S.p.A.	65,222	515,690
Unione di Banche Italiane S.c.p.A.	12,657	106,470
United Overseas Bank Ltd.	19,000	333,621
Wells Fargo & Co.	105,730	5,484,215
Westpac Banking Corp.	45,937	1,292,675
Yamaguchi Financial Group, Inc.	3,092	29,207
Zions Bancorp	4,470	129,898

		49,959,160

Capital Markets (0.7%)
3i Group plc	14,357	89,212
Aberdeen Asset Management plc	13,531	87,853
Affiliated Managers Group, Inc.*	1,226	245,641
Ameriprise Financial, Inc.	4,180	515,728
Bank of New York Mellon Corp.	25,160	974,447
BlackRock, Inc.	2,825	927,504
Charles Schwab Corp.	25,510	749,739
Credit Suisse Group AG (Registered)*	22,404	621,173
Daiwa Securities Group, Inc.	24,000	190,140
Deutsche Bank AG (Registered)	19,244	675,103
E*TRADE Financial Corp.*	6,425	145,141
Franklin Resources, Inc.	8,735	477,018
Goldman Sachs Group, Inc.	9,120	1,674,158
Hargreaves Lansdown plc	3,504	53,681
ICAP plc	8,136	51,084
Invesco Ltd.	9,590	378,613
Investec plc	8,095	68,241
Julius Baer Group Ltd.*	3,307	148,429
Legg Mason, Inc.	2,255	115,366
Macquarie Group Ltd.	4,270	215,306
Mediobanca S.p.A.*	8,906	76,604
Morgan Stanley	34,040	1,176,763
Nomura Holdings, Inc.	53,600	319,523
Northern Trust Corp.	4,900	333,347
Partners Group Holding AG	257	67,702
SBI Holdings, Inc.	2,986	33,433
Schroders plc	1,837	71,205
State Street Corp.	9,425	693,774
T. Rowe Price Group, Inc.	5,845	458,248
UBS AG (Registered)*	53,934	941,176

		12,575,352

Consumer Finance (0.2%)
Acom Co., Ltd.*	5,890	19,710
AEON Financial Service Co., Ltd.	1,700	36,379
American Express Co.	20,035	1,753,864
Capital One Financial Corp.	12,472	1,017,965
Credit Saison Co., Ltd.	2,200	42,385
Discover Financial Services	10,290	662,573
Navient Corp.	9,310	164,880

		3,697,756

Diversified Financial Services (0.6%)
ASX Ltd.	2,861	89,827
Berkshire Hathaway, Inc., Class B*	40,570	5,604,340
CME Group, Inc./Illinois	7,030	562,084
Deutsche Boerse AG	2,852	192,106
Eurazeo S.A.	1,292	92,983
Exor S.p.A.	1,455	56,492
First Pacific Co., Ltd.	34,939	36,402
Groupe Bruxelles Lambert S.A.	1,192	109,243
Hong Kong Exchanges and Clearing Ltd.	16,300	350,777
Industrivarden AB, Class C	1,821	31,822
Intercontinental Exchange, Inc.	2,560	499,328
Investment AB Kinnevik, Class B	3,478	125,653
Investor AB, Class B	6,730	238,012
Japan Exchange Group, Inc.	3,854	91,470
Leucadia National Corp.	7,045	167,953
London Stock Exchange Group plc	2,604	78,857
McGraw Hill Financial, Inc.	6,010	507,545
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,270	37,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Moody’s Corp.	4,115	$388,868
NASDAQ OMX Group, Inc.	2,595	110,080
ORIX Corp.	19,380	267,353
Pargesa Holding S.A.	457	36,404
Singapore Exchange Ltd.	11,076	62,773
Wendel S.A.	820	92,965

		9,831,319

Insurance (1.1%)
ACE Ltd.	7,455	781,806
Admiral Group plc	2,856	59,403
Aegon N.V.	26,768	220,843
Aflac, Inc.	10,070	586,577
Ageas	3,278	108,827
AIA Group Ltd.	177,953	920,148
Allianz SE (Registered)	6,745	1,093,449
Allstate Corp.	9,640	591,607
American International Group, Inc.	31,744	1,714,811
AMP Ltd.	43,701	208,913
Aon plc	6,455	565,910
Assicurazioni Generali S.p.A.	17,252	363,024
Assurant, Inc.	1,565	100,629
Aviva plc	43,542	369,529
Baloise Holding AG (Registered)	702	90,075
Chubb Corp.	5,360	488,189
Cincinnati Financial Corp.	3,265	153,618
CNP Assurances S.A.	5,017	94,481
Dai-ichi Life Insurance Co., Ltd.	12,559	186,424
Delta Lloyd N.V.	2,834	68,350
Direct Line Insurance Group plc	22,162	105,700
Friends Life Group Ltd.	20,952	104,650
Genworth Financial, Inc., Class A*	11,025	144,428
Gjensidige Forsikring ASA	2,955	62,506
Hannover Rueck SE	891	72,047
Hartford Financial Services Group, Inc.	9,965	371,196
Insurance Australia Group Ltd.	34,598	185,389
Legal & General Group plc	87,430	324,436
Lincoln National Corp.	5,775	309,425
Loews Corp.	6,775	282,247
Mapfre S.A.	13,650	48,343
Marsh & McLennan Cos., Inc.	12,090	632,791
MetLife, Inc.	25,020	1,344,074
MS&AD Insurance Group Holdings, Inc.	7,500	163,608
Muenchener Rueckversicherungs AG (Registered)	2,650	523,986
Old Mutual plc	72,359	213,143
Principal Financial Group, Inc.	6,075	318,755
Progressive Corp.	11,900	300,832
Prudential Financial, Inc.	10,230	899,626
Prudential plc	37,834	843,964
QBE Insurance Group Ltd.	18,449	188,344
RSA Insurance Group plc*	14,961	117,511
Sampo Oyj, Class A	6,605	320,350
SCOR SE	3,809	118,999
Sompo Japan Nipponkoa Holdings, Inc.	5,000	121,313
Sony Financial Holdings, Inc.	2,571	41,586
Standard Life plc	35,116	235,911
Suncorp Group Ltd.	19,010	233,685
Swiss Life Holding AG (Registered)*	474	113,299
Swiss Reinsurance AG*	5,204	415,088
T&D Holdings, Inc.	8,550	109,803
Tokio Marine Holdings, Inc.	10,200	316,439
Torchmark Corp.	2,893	151,506
Travelers Cos., Inc.	7,545	708,777
Tryg A/S	317	32,918
UnipolSai S.p.A.	13,303	37,637
Unum Group	5,640	193,903
Vienna Insurance Group AG Wiener Versicherung Gruppe	568	25,651
XL Group plc	5,880	195,040
Zurich Insurance Group AG*	2,201	656,588

		20,352,107

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	8,805	824,412
Apartment Investment & Management Co. (REIT), Class A	3,250	103,415
Ascendas Real Estate Investment Trust (REIT)	30,000	52,912
AvalonBay Communities, Inc. (REIT)	2,915	410,928
Boston Properties, Inc. (REIT)	3,395	393,005
British Land Co. plc (REIT)	14,153	161,183
CapitaCommercial Trust (REIT)	29,000	36,259
CapitaMall Trust (REIT)	35,000	52,403
CFS Retail Property Trust Group (REIT)	31,214	54,522
Corio N.V. (REIT)	1,017	49,872
Crown Castle International Corp. (REIT)	7,450	599,949
Dexus Property Group (REIT)	81,708	79,409
Equity Residential (REIT)	8,060	496,335
Essex Property Trust, Inc. (REIT)	1,403	250,786
Federation Centres (REIT)	21,093	47,647
Fonciere des Regions (REIT)	966	87,055
Gecina S.A. (REIT)	713	93,433
General Growth Properties, Inc. (REIT)	13,960	328,758
Goodman Group (REIT)	25,527	115,550
GPT Group (REIT)	24,907	84,394
Hammerson plc (REIT)	10,533	98,099
HCP, Inc. (REIT)	10,200	405,042
Health Care REIT, Inc. (REIT)	7,190	448,440
Host Hotels & Resorts, Inc. (REIT)	16,845	359,304
ICADE (REIT)	1,106	93,273
Intu Properties plc (REIT)	12,949	67,742
Japan Prime Realty Investment Corp. (REIT)	12	43,219
Japan Real Estate Investment Corp. (REIT)	18	92,564
Japan Retail Fund Investment Corp. (REIT)	35	70,527
Kimco Realty Corp. (REIT)	9,100	199,381
Klepierre S.A. (REIT)	2,599	113,810
Land Securities Group plc (REIT)	11,652	196,263
Link REIT (REIT)	34,000	195,947
Macerich Co. (REIT)	3,130	199,788
Mirvac Group (REIT)	54,548	82,146
Nippon Building Fund, Inc. (REIT)	21	110,481
Nippon Prologis REIT, Inc. (REIT)	20	46,519
Plum Creek Timber Co., Inc. (REIT)	3,935	153,504
Prologis, Inc. (REIT)	11,112	418,922
Public Storage (REIT)	3,255	539,809
Scentre Group (REIT)*	76,752	220,417
Segro plc (REIT)	10,966	64,550
Simon Property Group, Inc. (REIT)	6,940	1,141,075
Stockland Corp., Ltd. (REIT)	34,381	118,904
Unibail-Rodamco SE (REIT)	1,438	369,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
United Urban Investment Corp. (REIT)	36	$55,243
Ventas, Inc. (REIT)	6,539	405,091
Vornado Realty Trust (REIT)	3,910	390,844
Westfield Corp. (REIT)	29,169	190,265
Weyerhaeuser Co. (REIT)	11,710	373,081

		11,586,450

Real Estate Management & Development (0.2%)
Aeon Mall Co., Ltd.	1,670	31,870
CapitaLand Ltd.	37,000	92,812
CBRE Group, Inc., Class A*	6,190	184,091
Cheung Kong Holdings Ltd.	20,000	329,433
City Developments Ltd.	6,000	45,246
Daito Trust Construction Co., Ltd.	1,100	129,934
Daiwa House Industry Co., Ltd.	9,000	161,454
Deutsche Wohnen AG	4,228	90,356
Global Logistic Properties Ltd.	45,714	97,111
Hang Lung Properties Ltd.	33,000	93,923
Henderson Land Development Co., Ltd.	15,180	98,335
Hulic Co., Ltd.	3,521	37,240
Hysan Development Co., Ltd.	9,000	41,611
Immofinanz AG*	14,178	40,238
Keppel Land Ltd.	10,000	27,436
Kerry Properties Ltd.	9,500	31,932
Lend Lease Group	8,095	101,636
Mitsubishi Estate Co., Ltd.	19,000	427,641
Mitsui Fudosan Co., Ltd.	13,000	398,208
New World Development Co., Ltd.	75,854	88,311
Nomura Real Estate Holdings, Inc.	1,836	31,539
NTT Urban Development Corp.	1,701	17,898
Sino Land Co., Ltd.	44,000	67,999
Sumitomo Realty & Development Co., Ltd.	6,000	213,494
Sun Hung Kai Properties Ltd.	24,000	340,303
Swire Pacific Ltd., Class A	9,000	115,907
Swire Properties Ltd.	17,287	53,877
Swiss Prime Site AG (Registered)*	850	63,124
Tokyo Tatemono Co., Ltd.	6,000	48,525
Tokyu Fudosan Holdings Corp.	7,101	48,689
UOL Group Ltd.	6,000	31,089
Wharf Holdings Ltd.	22,000	156,397
Wheelock & Co., Ltd.	13,000	62,113

		3,799,772

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,690	103,907
People’s United Financial, Inc.	6,760	97,817

		201,724

Total Financials		112,003,640

Health Care (4.1%)
Biotechnology (0.7%)
Actelion Ltd. (Registered)*	1,511	177,737
Alexion Pharmaceuticals, Inc.*	4,400	729,608
Amgen, Inc.	16,931	2,378,128
Biogen Idec, Inc.*	5,260	1,740,061
Celgene Corp.*	17,810	1,688,032
CSL Ltd.	7,151	464,383
Gilead Sciences, Inc.*	33,640	3,580,978
Grifols S.A.	2,204	90,305
Regeneron Pharmaceuticals, Inc.*	1,650	594,858
Vertex Pharmaceuticals, Inc.*	5,323	597,826

		12,041,916

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	33,450	1,391,185
Baxter International, Inc.	12,030	863,393
Becton, Dickinson and Co.	4,295	488,814
Boston Scientific Corp.*	29,465	347,982
C.R. Bard, Inc.	1,695	241,893
CareFusion Corp.*	4,490	203,172
Cochlear Ltd.	843	51,305
Coloplast A/S, Class B	1,642	137,633
Covidien plc	10,035	868,128
DENTSPLY International, Inc.	3,155	143,868
Edwards Lifesciences Corp.*	2,349	239,950
Elekta AB, Class B	5,445	53,688
Essilor International S.A.	3,014	330,966
Getinge AB, Class B	2,957	74,622
Intuitive Surgical, Inc.*	827	381,925
Medtronic, Inc.	21,790	1,349,890
Olympus Corp.*	3,500	125,576
Smith & Nephew plc	13,206	222,653
Sonova Holding AG (Registered)	794	126,914
St. Jude Medical, Inc.	6,345	381,525
Stryker Corp.	6,635	535,776
Sysmex Corp.	2,200	88,461
Terumo Corp.	4,500	107,869
Varian Medical Systems, Inc.*	2,270	181,872
William Demant Holding A/S*	335	25,698
Zimmer Holdings, Inc.	3,770	379,074

		9,343,832

Health Care Providers & Services (0.5%)
Aetna, Inc.	7,867	637,227
Alfresa Holdings Corp.	2,800	40,363
AmerisourceBergen Corp.	4,735	366,015
Cardinal Health, Inc.	7,470	559,652
Celesio AG	751	24,985
Cigna Corp.	5,885	533,711
DaVita HealthCare Partners, Inc.*	3,810	278,663
Express Scripts Holding Co.*	16,589	1,171,681
Fresenius Medical Care AG & Co. KGaA	3,197	223,300
Fresenius SE & Co. KGaA	5,580	276,239
Humana, Inc.	3,420	445,592
Laboratory Corp. of America Holdings*	1,915	194,851
McKesson Corp.	5,145	1,001,577
Medipal Holdings Corp.	1,900	23,093
Miraca Holdings, Inc.	800	33,079
Patterson Cos., Inc.	1,925	79,753
Quest Diagnostics, Inc.	3,185	193,266
Ramsay Health Care Ltd.	1,941	85,125
Ryman Healthcare Ltd.	5,513	33,612
Sonic Healthcare Ltd.	5,625	86,384
Suzuken Co., Ltd.	1,100	31,694
Tenet Healthcare Corp.*	2,192	130,183
UnitedHealth Group, Inc.	21,635	1,866,019
Universal Health Services, Inc., Class B	2,050	214,225
WellPoint, Inc.	6,085	727,888

		9,258,177

Health Care Technology (0.0%)
Cerner Corp.*	6,750	402,097
M3, Inc.	2,865	45,976

		448,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,430	$423,361
Lonza Group AG (Registered)*	782	94,525
PerkinElmer, Inc.	2,470	107,692
QIAGEN N.V.*	3,542	80,661
Thermo Fisher Scientific, Inc.	8,865	1,078,871
Waters Corp.*	1,865	184,859

		1,969,969

Pharmaceuticals (2.3%)
AbbVie, Inc.	35,420	2,045,859
Actavis plc*	5,920	1,428,378
Allergan, Inc.	6,630	1,181,400
Astellas Pharma, Inc.	32,000	476,462
AstraZeneca plc	18,631	1,341,495
Bayer AG (Registered)	12,219	1,711,543
Bristol-Myers Squibb Co.	36,855	1,886,239
Chugai Pharmaceutical Co., Ltd.	3,300	95,532
Daiichi Sankyo Co., Ltd.	9,400	147,503
Eisai Co., Ltd.	3,700	149,619
Eli Lilly & Co.	21,870	1,418,269
GlaxoSmithKline plc	71,790	1,644,483
Hisamitsu Pharmaceutical Co., Inc.	900	32,332
Hospira, Inc.*	3,720	193,552
Johnson & Johnson	62,790	6,692,786
Kyowa Hakko Kirin Co., Ltd.	3,000	36,790
Mallinckrodt plc*	2,515	226,727
Merck & Co., Inc.	64,160	3,803,405
Merck KGaA	1,910	176,179
Mitsubishi Tanabe Pharma Corp.	3,000	44,012
Mylan, Inc.*	8,315	378,249
Novartis AG (Registered)	33,987	3,209,310
Novo Nordisk A/S, Class B	29,422	1,407,811
Ono Pharmaceutical Co., Ltd.	1,300	115,450
Orion Oyj, Class B	1,466	57,401
Otsuka Holdings Co., Ltd.	5,770	198,866
Perrigo Co. plc	2,980	447,566
Pfizer, Inc.	141,074	4,171,558
Roche Holding AG	10,381	3,078,308
Sanofi S.A.	17,611	1,992,134
Santen Pharmaceutical Co., Ltd.	1,100	61,582
Shionogi & Co., Ltd.	4,400	100,938
Shire plc	8,686	751,942
Sumitomo Dainippon Pharma Co. Ltd.	2,300	29,297
Taisho Pharmaceutical Holdings Co., Ltd.	466	31,909
Takeda Pharmaceutical Co., Ltd.	11,700	508,645
Teva Pharmaceutical Industries Ltd.	12,620	680,866
UCB S.A.	1,672	151,798
Zoetis, Inc.	11,138	411,549

		42,517,744

Total Health Care		75,579,711

Industrials (3.5%)
Aerospace & Defense (0.7%)
Airbus Group N.V.	8,680	546,190
BAE Systems plc	47,017	359,385
Boeing Co.	14,935	1,902,420
Cobham plc	15,936	75,205
Finmeccanica S.p.A.*	5,980	58,196
General Dynamics Corp.	7,075	899,162
Honeywell International, Inc.	17,400	1,620,288
L-3 Communications Holdings, Inc.	1,930	229,516
Lockheed Martin Corp.	6,040	1,103,991
Meggitt plc	11,782	86,181
Northrop Grumman Corp.	4,660	614,002
Precision Castparts Corp.	3,215	761,569
Raytheon Co.	6,920	703,210
Rockwell Collins, Inc.	2,995	235,107
Rolls-Royce Holdings plc*	27,783	434,415
Safran S.A.	4,006	259,971
Singapore Technologies Engineering Ltd.	22,000	62,946
Textron, Inc.	6,195	222,958
Thales S.A.	1,368	72,872
United Technologies Corp.	18,925	1,998,480
Zodiac Aerospace	2,748	87,657

		12,333,721

Air Freight & Logistics (0.2%)
Bollore S.A.	81	46,018
C.H. Robinson Worldwide, Inc.	3,260	216,203
Deutsche Post AG (Registered)	14,291	458,296
Expeditors International of Washington, Inc.	4,295	174,291
FedEx Corp.	5,895	951,748
Royal Mail plc	9,604	61,063
TNT Express N.V.	6,464	40,936
Toll Holdings Ltd.	10,066	49,707
United Parcel Service, Inc., Class B	15,655	1,538,730
Yamato Holdings Co., Ltd.	5,400	100,516

		3,637,508

Airlines (0.1%)
ANA Holdings, Inc.	17,000	39,541
Cathay Pacific Airways Ltd.	17,060	31,418
Delta Air Lines, Inc.	18,738	677,379
Deutsche Lufthansa AG (Registered)	3,407	53,812
easyJet plc	2,345	54,097
International Consolidated Airlines Group S.A.*	15,005	89,359
Japan Airlines Co., Ltd.	1,770	48,416
Qantas Airways Ltd.*	15,901	19,352
Ryanair Holdings plc (ADR)*	210	11,850
Singapore Airlines Ltd.	8,000	61,707
Southwest Airlines Co.	15,225	514,148

		1,601,079

Building Products (0.1%)
Allegion plc	2,138	101,854
Asahi Glass Co., Ltd.	15,000	81,322
Assa Abloy AB, Class B	4,937	254,923
Cie de Saint-Gobain S.A.	6,563	300,366
Daikin Industries Ltd.	3,500	216,941
Geberit AG (Registered)	559	180,810
LIXIL Group Corp.	4,000	85,453
Masco Corp.	7,920	189,446
TOTO Ltd.	4,000	43,985

		1,455,100

Commercial Services & Supplies (0.2%)
ADT Corp.	3,825	135,635
Aggreko plc	3,782	94,911
Babcock International Group plc	7,408	131,144
Brambles Ltd.	23,080	192,377
Cintas Corp.	2,120	149,651
Dai Nippon Printing Co., Ltd.	8,000	80,201
Edenred	3,054	75,354
G4S plc	22,925	93,172
Iron Mountain, Inc. (REIT)	3,813	124,495
Park24 Co., Ltd.	1,500	23,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Pitney Bowes, Inc.	4,475	$111,830
Republic Services, Inc.	5,610	218,902
Secom Co., Ltd.	3,100	184,657
Securitas AB, Class B	4,627	51,393
Societe BIC S.A.	422	54,420
Stericycle, Inc.*	1,915	223,212
Toppan Printing Co., Ltd.	8,000	57,479
Tyco International Ltd.	9,870	439,906
Waste Management, Inc.	9,610	456,763

		2,899,436

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	2,578	99,052
Bouygues S.A.	2,983	96,698
Chiyoda Corp.	2,000	22,083
Ferrovial S.A.	5,961	115,608
Fluor Corp.	3,500	233,765
Hochtief AG	342	23,546
Jacobs Engineering Group, Inc.*	2,940	143,531
JGC Corp.	3,471	94,754
Kajima Corp.	12,000	57,443
Koninklijke Boskalis Westminster N.V.	1,281	72,129
Leighton Holdings Ltd.	1,501	25,364
Obayashi Corp.	9,000	61,628
OCI*	1,246	38,486
Quanta Services, Inc.*	4,785	173,648
Shimizu Corp.	9,000	70,983
Skanska AB, Class B	5,615	116,175
Taisei Corp.	14,595	82,373
Vinci S.A.	7,138	414,765

		1,942,031

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	32,491	731,022
Alstom S.A.*	3,193	109,211
AMETEK, Inc.	5,437	272,992
Eaton Corp. plc	10,605	672,039
Emerson Electric Co.	15,535	972,180
Fuji Electric Co., Ltd.	8,000	38,733
Legrand S.A.	3,925	204,223
Mabuchi Motor Co., Ltd.	400	34,867
Mitsubishi Electric Corp.	29,000	386,182
Nidec Corp.	3,000	202,963
OSRAM Licht AG*	1,315	48,989
Prysmian S.p.A.	3,012	55,961
Rockwell Automation, Inc.	3,085	338,980
Schneider Electric SE	7,702	591,422
Vestas Wind Systems A/S*	3,311	129,439

		4,789,203

Industrial Conglomerates (0.6%)
3M Co.	14,410	2,041,609
Danaher Corp.	13,540	1,028,769
General Electric Co.	223,260	5,719,921
Hutchison Whampoa Ltd.	32,000	387,387
Keppel Corp., Ltd.	21,000	172,846
Koninklijke Philips N.V.	14,338	457,539
NWS Holdings Ltd.	21,000	37,376
Roper Industries, Inc.	2,215	324,033
Seibu Holdings, Inc.	1,780	35,543
Sembcorp Industries Ltd.	14,000	56,847
Siemens AG (Registered)	11,716	1,396,477
Smiths Group plc	5,828	119,424
Toshiba Corp.	59,000	273,388

		12,051,159

Machinery (0.6%)
Alfa Laval AB	4,649	99,474
Amada Co., Ltd.	5,000	47,641
Andritz AG	1,076	57,379
Atlas Copco AB, Class A	9,922	284,625
Atlas Copco AB, Class B	5,766	149,743
Caterpillar, Inc.	13,970	1,383,449
CNH Industrial N.V.	13,950	111,003
Cummins, Inc.	3,835	506,143
Deere & Co.	7,980	654,280
Dover Corp.	3,720	298,828
FANUC Corp.	2,836	512,251
Flowserve Corp.	3,060	215,791
GEA Group AG	2,702	117,894
Hino Motors Ltd.	3,816	53,374
Hitachi Construction Machinery Co., Ltd.	1,600	32,211
IHI Corp.	19,000	98,400
Illinois Tool Works, Inc.	8,095	683,380
IMI plc	4,029	80,339
Ingersoll-Rand plc	5,965	336,187
Joy Global, Inc.	2,180	118,897
JTEKT Corp.	3,100	51,839
Kawasaki Heavy Industries Ltd.	20,000	79,872
Komatsu Ltd.	13,800	319,158
Kone Oyj, Class B	4,619	185,639
Kubota Corp.	17,000	268,543
Kurita Water Industries Ltd.	1,500	33,467
Makita Corp.	1,800	101,755
MAN SE	521	58,632
Melrose Industries plc	15,835	63,587
Metso Oyj	1,666	59,340
Mitsubishi Heavy Industries Ltd.	45,000	289,510
Nabtesco Corp.	1,523	36,508
NGK Insulators Ltd.	4,000	95,263
NSK Ltd.	7,000	99,631
PACCAR, Inc.	7,890	448,744
Pall Corp.	2,370	198,369
Parker-Hannifin Corp.	3,305	377,266
Pentair plc	4,273	279,839
Sandvik AB	15,754	177,713
Schindler Holding AG	683	92,717
Schindler Holding AG (Registered)	315	42,035
Sembcorp Marine Ltd.	12,000	35,181
SKF AB, Class B	5,851	122,193
SMC Corp.	900	248,233
Snap-on, Inc.	1,320	159,826
Stanley Black & Decker, Inc.	3,470	308,101
Sulzer AG (Registered)	355	43,692
Sumitomo Heavy Industries Ltd.	8,000	45,006
THK Co., Ltd.	1,700	42,316
Vallourec S.A.	1,610	74,040
Volvo AB, Class B	22,587	245,558
Wartsila Oyj Abp	2,186	97,823
Weir Group plc	3,150	127,768
Xylem, Inc.	4,050	143,734
Yangzijiang Shipbuilding Holdings Ltd.	28,346	26,220
Zardoya Otis S.A.	2,472	30,661

		10,951,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	41	$94,751
A. P. Moller - Maersk A/S, Class B	98	232,797
Kuehne + Nagel International AG (Registered)	798	100,805
Mitsui O.S.K. Lines Ltd.	16,000	51,060
Nippon Yusen KK	23,000	60,606

		540,019

Professional Services (0.1%)
Adecco S.A. (Registered)*	2,517	170,972
ALS Ltd.	5,825	26,877
Bureau Veritas S.A.	3,261	72,059
Capita plc	9,739	183,777
Dun & Bradstreet Corp.	810	95,151
Equifax, Inc.	2,710	202,545
Experian plc	14,673	233,946
Intertek Group plc	2,385	101,339
Nielsen N.V.	6,751	299,272
Randstad Holding N.V.	1,836	85,477
Robert Half International, Inc.	3,065	150,185
Seek Ltd.	4,778	67,813
SGS S.A. (Registered)	81	168,075

		1,857,488

Road & Rail (0.3%)
Asciano Ltd.	14,411	76,336
Aurizon Holdings Ltd.	31,579	125,250
Central Japan Railway Co.	2,131	287,857
ComfortDelGro Corp., Ltd.	29,000	54,558
CSX Corp.	22,240	713,014
DSV A/S	2,660	74,923
East Japan Railway Co.	5,000	374,743
Hankyu Hanshin Holdings, Inc.	17,000	99,047
Kansas City Southern	2,450	296,940
Keikyu Corp.	7,000	58,464
Keio Corp.	8,000	59,157
Keisei Electric Railway Co., Ltd.	4,467	44,884
Kintetsu Corp.	26,000	87,477
MTR Corp., Ltd.	21,000	82,217
Nagoya Railroad Co., Ltd.	12,000	48,142
Nippon Express Co., Ltd.	12,000	50,221
Norfolk Southern Corp.	6,900	770,040
Odakyu Electric Railway Co., Ltd.	9,000	82,307
Ryder System, Inc.	1,180	106,165
Tobu Railway Co., Ltd.	15,000	75,496
Tokyu Corp.	17,000	111,447
Union Pacific Corp.	19,990	2,167,316
West Japan Railway Co.	2,434	108,956

		5,954,957

Trading Companies & Distributors (0.2%)
Brenntag AG	2,283	112,199
Bunzl plc	4,929	128,649
Fastenal Co.	6,050	271,645
ITOCHU Corp.	22,000	268,794
Marubeni Corp.	24,000	164,296
Mitsubishi Corp.	20,800	425,957
Mitsui & Co., Ltd.	25,700	405,271
Noble Group Ltd.	63,000	64,200
Rexel S.A.	3,978	74,236
Sumitomo Corp.	16,600	183,217
Toyota Tsusho Corp.	3,200	77,961
Travis Perkins plc	3,649	98,435
United Rentals, Inc.*	2,150	238,865
W.W. Grainger, Inc.	1,366	343,754
Wolseley plc	3,928	206,447

		3,063,926

Transportation Infrastructure (0.0%)
Abertis Infraestructuras S.A.	5,973	117,991
Aeroports de Paris S.A.	439	52,548
Atlantia S.p.A.	6,101	150,650
Auckland International Airport Ltd.	14,071	42,290
Fraport AG Frankfurt Airport Services Worldwide	546	35,902
Groupe Eurotunnel S.A. (Registered)	6,908	84,390
Hutchison Port Holdings Trust, Class U	83,660	58,711
Kamigumi Co., Ltd.	3,000	28,393
Mitsubishi Logistics Corp.	2,000	28,703
Sydney Airport	16,045	59,986
Transurban Group	25,636	173,280

		832,844

Total Industrials		63,909,539

Information Technology (4.6%)
Communications Equipment (0.4%)
Alcatel-Lucent*	41,228	127,944
Cisco Systems, Inc.	113,470	2,856,040
F5 Networks, Inc.*	1,635	194,140
Harris Corp.	2,340	155,376
Juniper Networks, Inc.	8,900	197,135
Motorola Solutions, Inc.	4,905	310,388
QUALCOMM, Inc.	37,305	2,789,295
Telefonaktiebolaget LM Ericsson, Class B	44,965	570,786

		7,201,104

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,470	346,514
Citizen Holdings Co., Ltd.	3,900	25,567
Corning, Inc.	28,695	554,961
FLIR Systems, Inc.	3,145	98,564
Hamamatsu Photonics KK	1,100	52,254
Hexagon AB, Class B	3,759	119,292
Hirose Electric Co., Ltd.	500	61,728
Hitachi High-Technologies Corp.	841	24,155
Hitachi Ltd.	71,000	542,170
Hoya Corp.	6,400	214,977
Ibiden Co., Ltd.	1,700	33,109
Jabil Circuit, Inc.	4,435	89,454
Japan Display, Inc.*	5,331	25,713
Keyence Corp.	700	304,222
Kyocera Corp.	4,700	219,026
Murata Manufacturing Co., Ltd.	3,000	341,099
Nippon Electric Glass Co., Ltd.	5,000	24,345
Omron Corp.	3,000	136,221
Shimadzu Corp.	3,000	25,958
TDK Corp.	1,800	100,442
TE Connectivity Ltd.	9,090	502,586
Yaskawa Electric Corp.	3,000	40,620
Yokogawa Electric Corp.	3,100	40,759

		3,923,736

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	3,980	238,004
DeNA Co., Ltd.	1,559	19,830
eBay, Inc.*	25,135	1,423,395
Facebook, Inc., Class A*	43,376	3,428,439
Google, Inc., Class A*	6,354	3,738,757
Google, Inc., Class C*	6,354	3,668,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Gree, Inc.	1,578	$10,762
Kakaku.com, Inc.	2,177	30,926
United Internet AG (Registered)	1,720	73,201
VeriSign, Inc.*	2,490	137,249
Yahoo! Japan Corp.	21,247	80,784
Yahoo!, Inc.*	20,550	837,412

		13,687,304

IT Services (0.7%)
Accenture plc, Class A	14,060	1,143,359
Alliance Data Systems Corp.*	1,230	305,372
Amadeus IT Holding S.A., Class A	5,621	210,290
AtoS	1,161	84,128
Automatic Data Processing, Inc.	10,725	891,033
Cap Gemini S.A.	2,132	153,033
Cognizant Technology Solutions Corp., Class A*	13,500	604,395
Computer Sciences Corp.	3,235	197,820
Computershare Ltd.	6,985	74,367
Fidelity National Information Services, Inc.	6,325	356,098
Fiserv, Inc.*	5,520	356,785
Fujitsu Ltd.	27,000	166,173
International Business Machines Corp.	20,645	3,919,040
ITOCHU Techno-Solutions Corp.	400	16,813
MasterCard, Inc., Class A	21,910	1,619,587
Nomura Research Institute Ltd.	1,700	54,949
NTT Data Corp.	1,865	67,169
Otsuka Corp.	900	35,779
Paychex, Inc.	7,255	320,671
Teradata Corp.*	3,430	143,786
Total System Services, Inc.	3,665	113,468
Visa, Inc., Class A	10,960	2,338,535
Western Union Co.	11,750	188,470
Xerox Corp.	24,105	318,909

		13,680,029

Semiconductors & Semiconductor Equipment (0.6%)
Advantest Corp.	2,306	29,731
Altera Corp.	6,855	245,272
Analog Devices, Inc.	6,990	345,935
Applied Materials, Inc.	27,115	585,955
ARM Holdings plc	20,817	305,752
ASM Pacific Technology Ltd.	3,500	34,640
ASML Holding N.V.	5,282	525,842
Avago Technologies Ltd.	5,596	486,852
Broadcom Corp., Class A	11,940	482,615
First Solar, Inc.*	1,690	111,219
Infineon Technologies AG	16,658	172,380
Intel Corp.	110,155	3,835,597
KLA-Tencor Corp.	3,680	289,910
Lam Research Corp.	3,579	267,351
Linear Technology Corp.	5,280	234,379
Microchip Technology, Inc.	4,460	210,646
Micron Technology, Inc.*	23,795	815,217
NVIDIA Corp.	11,440	211,068
Rohm Co., Ltd.	1,400	88,078
STMicroelectronics N.V.	9,417	72,792
Texas Instruments, Inc.	23,760	1,133,114
Tokyo Electron Ltd.	2,600	169,691
Xilinx, Inc.	5,945	251,771

		10,905,807

Software (0.9%)
Adobe Systems, Inc.*	10,485	725,457
Autodesk, Inc.*	5,060	278,806
CA, Inc.	7,055	197,117
Citrix Systems, Inc.*	3,630	258,964
Dassault Systemes S.A.	1,864	119,741
Electronic Arts, Inc.*	6,915	246,243
Gemalto N.V.	1,171	107,496
GungHo Online Entertainment, Inc.	5,957	28,407
Intuit, Inc.	6,315	553,510
Konami Corp.	1,400	29,181
Microsoft Corp.	183,335	8,499,411
Nexon Co., Ltd.	1,947	16,066
NICE-Systems Ltd.	866	35,083
Nintendo Co., Ltd.	1,600	174,041
Oracle Corp.	72,365	2,770,132
Oracle Corp. Japan	600	23,415
Red Hat, Inc.*	4,175	234,426
Sage Group plc	16,215	96,052
Salesforce.com, Inc.*	12,806	736,729
SAP SE	13,614	981,844
Symantec Corp.	15,340	360,643
Trend Micro, Inc.	1,500	50,741
Xero Ltd.*	943	15,901

		16,539,406

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	133,284	13,428,363
Brother Industries Ltd.	3,400	62,900
Canon, Inc.	16,777	546,180
EMC Corp.	45,120	1,320,211
Fujifilm Holdings Corp.	6,800	208,945
Hewlett-Packard Co.	41,525	1,472,892
Konica Minolta, Inc.	7,000	75,569
NEC Corp.	38,000	131,315
NetApp, Inc.	7,090	304,586
Nokia Oyj	55,333	472,096
Ricoh Co., Ltd.	10,000	107,408
SanDisk Corp.	5,010	490,729
Seagate Technology plc	7,240	414,635
Seiko Epson Corp.	1,900	91,297
Western Digital Corp.	4,880	474,922

		19,602,048

Total Information Technology		85,539,434

Materials (1.5%)
Chemicals (0.9%)
Air Liquide S.A.	5,085	620,231
Air Products and Chemicals, Inc.	4,295	559,123
Air Water, Inc.	2,000	29,761
Airgas, Inc.	1,475	163,209
Akzo Nobel N.V.	3,544	242,836
Arkema S.A.	835	56,023
Asahi Kasei Corp.	19,000	154,252
BASF SE	13,571	1,244,940
CF Industries Holdings, Inc.	1,146	319,986
Croda International plc	2,007	66,797
Daicel Corp.	4,000	43,437
Dow Chemical Co.	24,985	1,310,213
E.I. du Pont de Nemours & Co.	20,365	1,461,392
Eastman Chemical Co.	3,320	268,555
Ecolab, Inc.	6,020	691,277
EMS-Chemie Holding AG (Registered)	121	50,348
FMC Corp.	2,950	168,710
Fuchs Petrolub SE (Preference)	1,050	39,919
Givaudan S.A. (Registered)*	137	219,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Chemical Co., Ltd.	1,600	$28,448
Incitec Pivot Ltd.	24,304	57,667
International Flavors & Fragrances, Inc.	1,795	172,105
Israel Chemicals Ltd.	6,581	47,352
Israel Corp., Ltd.*	40	22,515
Johnson Matthey plc	3,028	143,289
JSR Corp.	2,700	47,095
K+S AG (Registered)	2,546	72,209
Kaneka Corp.	4,000	22,357
Kansai Paint Co., Ltd.	3,148	47,015
Koninklijke DSM N.V.	2,547	157,166
Kuraray Co., Ltd.	5,000	58,628
Lanxess AG	1,353	74,688
Linde AG	2,743	527,131
LyondellBasell Industries N.V., Class A	9,466	1,028,575
Mitsubishi Chemical Holdings Corp.	20,000	98,400
Mitsubishi Gas Chemical Co., Inc.	5,000	31,867
Mitsui Chemicals, Inc.*	12,000	33,371
Monsanto Co.	11,670	1,312,992
Mosaic Co.	7,075	314,201
Nippon Paint Co., Ltd.	3,000	67,426
Nitto Denko Corp.	2,400	131,625
Novozymes A/S, Class B	3,537	153,458
Orica Ltd.	5,481	90,699
PPG Industries, Inc.	3,105	610,878
Praxair, Inc.	6,530	842,370
Sherwin-Williams Co.	1,865	408,416
Shin-Etsu Chemical Co., Ltd.	6,100	398,676
Sigma-Aldrich Corp.	2,660	361,787
Sika AG	32	111,013
Solvay S.A.	877	135,028
Sumitomo Chemical Co., Ltd.	22,000	78,432
Syngenta AG (Registered)	1,376	438,585
Taiyo Nippon Sanso Corp.	4,000	35,268
Teijin Ltd.	13,000	31,411
Toray Industries, Inc.	21,000	138,819
Umicore S.A.	1,596	69,818
Yara International ASA	2,675	134,317

		16,245,375

Construction Materials (0.1%)
Boral Ltd.	11,506	50,068
CRH plc	10,848	248,135
Fletcher Building Ltd.	10,163	69,658
HeidelbergCement AG	2,083	137,651
Holcim Ltd. (Registered)*	3,383	246,806
Imerys S.A.	507	37,385
James Hardie Industries plc (CDI)	6,554	68,688
Lafarge S.A.	2,760	198,773
Martin Marietta Materials, Inc.	1,397	180,129
Taiheiyo Cement Corp.	17,000	64,172
Vulcan Materials Co.	2,910	175,269

		1,476,734

Containers & Packaging (0.0%)
Amcor Ltd.	17,829	176,863
Avery Dennison Corp.	2,080	92,872
Ball Corp.	3,090	195,504
Bemis Co., Inc.	2,200	83,644
MeadWestvaco Corp.	3,740	153,116
Owens-Illinois, Inc.*	3,650	95,083
Rexam plc	10,368	82,662
Sealed Air Corp.	4,685	163,413
Toyo Seikan Group Holdings Ltd.	2,465	30,544

		1,073,701

Metals & Mining (0.5%)
Alcoa, Inc.	26,160	420,914
Allegheny Technologies, Inc.	2,415	89,596
Alumina Ltd.*	37,316	55,379
Anglo American plc	20,601	462,219
Antofagasta plc	5,827	68,109
ArcelorMittal S.A.	14,764	203,260
BHP Billiton Ltd.	47,454	1,407,243
BHP Billiton plc	31,207	867,639
Boliden AB	4,041	65,577
Daido Steel Co., Ltd.	4,000	15,938
Fortescue Metals Group Ltd.	23,003	70,088
Freeport-McMoRan, Inc.	23,120	754,868
Fresnillo plc	3,267	40,252
Glencore plc*	156,953	873,253
Hitachi Metals Ltd.	3,000	54,051
Iluka Resources Ltd.	6,186	42,571
JFE Holdings, Inc.	7,300	145,667
Kobe Steel Ltd.	45,000	73,034
Maruichi Steel Tube Ltd.	700	17,188
Mitsubishi Materials Corp.	16,000	51,789
Newcrest Mining Ltd.*	11,325	104,610
Newmont Mining Corp.	11,095	255,740
Nippon Steel & Sumitomo Metal Corp.	112,145	291,009
Norsk Hydro ASA	19,870	111,153
Nucor Corp.	7,065	383,488
Randgold Resources Ltd.	1,299	88,636
Rio Tinto Ltd.	6,439	335,892
Rio Tinto plc	18,795	923,683
Sumitomo Metal Mining Co., Ltd.	8,000	112,624
ThyssenKrupp AG*	6,690	175,545
Voestalpine AG	1,657	65,507
Yamato Kogyo Co., Ltd.	600	20,023

		8,646,545

Paper & Forest Products (0.0%)
International Paper Co.	9,495	453,291
Oji Holdings Corp.	11,000	41,623
Stora Enso Oyj, Class R	8,132	67,841
UPM-Kymmene Oyj	7,821	111,724

		674,479

Total Materials		28,116,834

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	115,391	4,066,379
Belgacom S.A.	2,248	78,252
Bezeq Israeli Telecommunication Corp., Ltd.	28,242	48,778
BT Group plc	116,882	719,278
CenturyLink, Inc.	12,679	518,444
Deutsche Telekom AG (Registered)	46,038	697,780
Elisa Oyj	2,102	55,807
Frontier Communications Corp.	22,290	145,108
HKT Trust and HKT Ltd.	33,183	40,085
Iliad S.A.	385	81,500
Inmarsat plc	6,293	71,515
Koninklijke KPN N.V.*	47,320	151,630
Nippon Telegraph & Telephone Corp.	5,559	345,730
Orange S.A.	27,397	411,958
PCCW Ltd.	59,000	37,080
Singapore Telecommunications Ltd.	117,000	348,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Spark New Zealand Ltd.	26,955	$62,496
Swisscom AG (Registered)	345	196,043
TDC A/S	11,998	91,122
Telecom Italia S.p.A.*	148,680	170,420
Telecom Italia S.p.A. (RNC)	89,037	79,114
Telefonica Deutschland Holding AG*	4,126	21,575
Telefonica S.A.	60,519	936,754
Telekom Austria AG	3,273	29,496
Telenor ASA	11,205	245,909
TeliaSonera AB	35,188	243,429
Telstra Corp., Ltd.	64,347	298,597
TPG Telecom Ltd.	4,105	24,584
Verizon Communications, Inc.	92,225	4,613,483
Vivendi S.A.*	17,814	430,199
Windstream Holdings, Inc.	13,405	144,506
Ziggo N.V.*	2,217	103,859

		15,509,425

Wireless Telecommunication Services (0.2%)
KDDI Corp.	8,615	517,882
Millicom International Cellular S.A. (SDR)	978	78,541
NTT DOCOMO, Inc.	22,573	376,748
SoftBank Corp.	14,200	995,521
StarHub Ltd.	8,924	28,821
Tele2 AB, Class B	4,714	56,933
Vodafone Group plc	390,633	1,294,413

		3,348,859

Total Telecommunication Services		18,858,284

Utilities (1.0%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	10,850	566,479
AusNet Services*	25,019	29,901
Cheung Kong Infrastructure Holdings Ltd.	9,000	63,169
Chubu Electric Power Co., Inc.*	9,500	109,054
Chugoku Electric Power Co., Inc.	4,400	56,407
CLP Holdings Ltd.	28,000	224,834
Contact Energy Ltd.	5,417	25,288
Duke Energy Corp.	15,739	1,176,805
Edison International	7,245	405,140
EDP - Energias de Portugal S.A.	34,217	149,318
Electricite de France S.A.	3,573	117,199
Enel S.p.A.	97,256	516,170
Entergy Corp.	3,970	307,000
Exelon Corp.	19,100	651,119
FirstEnergy Corp.	9,330	313,208
Fortum Oyj	6,563	160,068
Hokuriku Electric Power Co.	2,500	32,847
Iberdrola S.A.	75,336	539,518
Kansai Electric Power Co., Inc.*	10,400	98,287
Kyushu Electric Power Co., Inc.	6,300	67,897
NextEra Energy, Inc.	9,690	909,697
Northeast Utilities	7,020	310,986
Pepco Holdings, Inc.	5,580	149,321
Pinnacle West Capital Corp.	2,440	133,322
Power Assets Holdings Ltd.	20,500	181,243
PPL Corp.	14,750	484,390
Red Electrica Corporacion S.A.	1,599	138,465
Shikoku Electric Power Co., Inc.*	2,700	34,613
Southern Co.	19,905	868,853
SSE plc	14,278	358,081
Terna Rete Elettrica Nazionale S.p.A.	22,274	112,026
Tohoku Electric Power Co., Inc.	6,700	76,118
Tokyo Electric Power Co., Inc.*	21,400	74,927
Xcel Energy, Inc.	11,240	341,696

		9,783,446

Gas Utilities (0.1%)
AGL Resources, Inc.	2,643	135,692
APA Group	12,349	80,442
Enagas S.A.	2,999	96,705
Gas Natural SDG S.A.	5,175	152,361
Hong Kong & China Gas Co., Ltd.	93,060	201,824
Osaka Gas Co., Ltd.	28,000	112,511
Snam S.p.A.	29,979	165,848
Toho Gas Co., Ltd.	5,633	31,741
Tokyo Gas Co., Ltd.	35,000	196,740

		1,173,864

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,780	209,580
Electric Power Development Co., Ltd.	1,800	58,837
Enel Green Power S.p.A.	25,856	66,164
NRG Energy, Inc.	7,470	227,686

		562,267

Multi-Utilities (0.4%)
AGL Energy Ltd.	8,251	97,815
Ameren Corp.	5,370	205,832
CenterPoint Energy, Inc.	9,540	233,444
Centrica plc	75,032	374,402
CMS Energy Corp.	6,075	180,185
Consolidated Edison, Inc.	6,480	367,157
Dominion Resources, Inc.	12,940	894,025
DTE Energy Co.	3,910	297,473
E.ON SE	29,566	541,292
GDF Suez S.A.	21,390	536,550
Integrys Energy Group, Inc.	1,765	114,407
National Grid plc	55,117	793,454
NiSource, Inc.	6,995	286,655
PG&E Corp.	10,485	472,244
Public Service Enterprise Group, Inc.	11,225	418,019
RWE AG	7,231	281,802
SCANA Corp.	3,120	154,783
Sempra Energy	5,170	544,815
Suez Environnement Co. S.A.	4,147	70,161
TECO Energy, Inc.	5,175	89,942
Veolia Environnement S.A.	6,083	107,410
Wisconsin Energy Corp.	4,970	213,710

		7,275,577

Water Utilities (0.0%)
Severn Trent plc	3,531	107,445
United Utilities Group plc	10,075	131,971

		239,416

Total Utilities		19,034,570

Total Common Stocks (31.4%) (Cost $482,968,314)		579,545,310

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (15.3%)
SPDR® S&P 500 ETF Trust (Cost $250,820,486)	1,438,067	283,327,960

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (31.8%)
U.S. Government Agencies (3.2%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	108,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 11/17/17	$6,720,000	$7,496,768
Federal Home Loan Mortgage Corp.
0.500%, 4/17/15	1,060,000	1,061,290
2.000%, 8/25/16	1,135,000	1,164,705
0.750%, 1/12/18	970,000	951,248
0.875%, 3/7/18	2,130,000	2,092,741
3.750%, 3/27/19	3,030,000	3,287,437
2.375%, 1/13/22	4,363,000	4,343,993
Federal National Mortgage Association
4.625%, 10/15/14	25,000	25,044
0.500%, 5/27/15	5,050,000	5,062,745
0.500%, 3/30/16	19,360,000	19,371,337
1.250%, 1/30/17	1,070,000	1,079,866
1.125%, 4/27/17	1,045,000	1,048,970
0.875%, 12/20/17	960,000	947,911
1.625%, 11/27/18	4,460,000	4,454,532
1.750%, 6/20/19	4,859,000	4,839,367
2.625%, 9/6/24	2,295,000	2,260,129

		59,596,683

U.S. Treasuries (28.6%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,514,922
4.750%, 2/15/41	510,000	660,221
U.S. Treasury Notes
1.750%, 7/31/15	4,922,000	4,989,269
1.250%, 8/31/15	22,935,000	23,174,652
1.250%, 9/30/15	1,940,000	1,961,313
1.375%, 11/30/15	2,135,000	2,163,939
2.125%, 12/31/15	3,406,000	3,485,695
0.375%, 1/15/16	1,255,000	1,256,814
2.000%, 1/31/16	10,720,000	10,965,440
0.375%, 2/15/16	4,840,000	4,846,097
2.125%, 2/29/16	23,844,000	24,453,140
2.375%, 3/31/16	18,470,000	19,025,905
0.375%, 5/31/16	3,032,000	3,028,847
1.500%, 6/30/16	16,352,000	16,640,794
3.250%, 7/31/16	1,285,000	1,348,773
1.000%, 8/31/16	5,465,000	5,509,003
3.000%, 8/31/16	990,000	1,035,807
1.000%, 9/30/16	33,335,000	33,585,339
3.000%, 9/30/16	1,445,000	1,513,355
1.000%, 10/31/16	885,000	891,292
3.125%, 10/31/16	710,000	746,179
0.875%, 11/30/16	6,059,000	6,081,129
0.875%, 12/31/16	35,354,000	35,444,803
0.875%, 1/31/17	1,375,000	1,377,592
3.125%, 1/31/17	1,327,100	1,398,833
0.875%, 2/28/17	845,000	845,817
3.000%, 2/28/17	735,000	773,207
3.250%, 3/31/17	910,000	963,649
2.750%, 5/31/17	505,000	528,785
2.500%, 6/30/17	520,000	541,293
0.500%, 7/31/17	1,670,000	1,644,542
2.375%, 7/31/17	2,114,100	2,192,697
4.750%, 8/15/17	1,974,000	2,180,229
1.875%, 8/31/17	2,110,000	2,158,835
0.750%, 10/31/17	3,870,000	3,820,604
1.875%, 10/31/17	3,710,000	3,791,156
2.250%, 11/30/17	4,910,000	5,069,143
0.750%, 12/31/17	2,475,000	2,435,579
2.750%, 12/31/17	5,365,000	5,621,462
2.625%, 1/31/18	5,365,000	5,600,976
3.500%, 2/15/18	1,150,000	1,233,353
2.750%, 2/28/18	2,420,000	2,536,297
2.875%, 3/31/18	2,420,000	2,546,861
1.000%, 5/31/18	9,955,000	9,805,869
1.375%, 6/30/18	11,675,000	11,640,910
2.375%, 6/30/18	5,250,000	5,426,931
1.375%, 7/31/18	7,780,000	7,748,318
1.500%, 8/31/18	37,850,000	37,829,300
1.375%, 9/30/18	2,115,000	2,101,802
3.750%, 11/15/18	1,735,000	1,886,457
1.250%, 11/30/18	7,720,000	7,613,624
1.375%, 12/31/18	3,045,000	3,013,896
1.375%, 2/28/19	3,805,000	3,756,248
1.500%, 3/31/19	22,355,000	22,178,606
3.125%, 5/15/19	39,763,000	42,251,683
3.625%, 8/15/19	20,727,000	22,529,480
3.375%, 11/15/19	10,464,000	11,265,967
3.625%, 2/15/20	1,905,000	2,076,599
1.250%, 2/29/20	1,020,000	985,575
1.125%, 3/31/20	7,030,000	6,735,619
3.500%, 5/15/20	3,200,000	3,468,000
2.625%, 8/15/20	2,915,000	3,013,154
2.625%, 11/15/20	1,695,000	1,747,919
3.625%, 2/15/21	1,750,000	1,908,953
3.125%, 5/15/21	2,430,000	2,574,898
2.125%, 8/15/21	2,355,000	2,343,202
2.000%, 11/15/21	1,585,000	1,560,250
2.000%, 2/15/22	2,415,000	2,371,558
1.750%, 5/15/22	2,015,000	1,936,939
1.625%, 8/15/22	4,960,000	4,709,336
1.625%, 11/15/22	2,585,000	2,442,775
2.000%, 2/15/23	4,365,000	4,235,414
1.750%, 5/15/23	6,680,000	6,331,388
2.500%, 8/15/23	8,760,000	8,811,756
2.750%, 11/15/23	11,415,000	11,700,375
2.750%, 2/15/24	17,216,000	17,621,013

		527,207,452

Total Long-Term Debt Securities (31.8%) (Cost $589,117,746)		586,804,135

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Fiat S.p.A., expiring 10/6/14*	12,936	—

Total Consumer Discretionary		—

Financials (0.0%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14*	87,165	8,698
Banco Popular Espanol S.A., expiring 10/13/14*	25,864	359

Total Financials		9,057

Total Rights (0.0%) (Cost $—)		9,057

Total Investments (78.5%) (Cost $1,322,906,546)		1,449,686,462
Other Assets Less Liabilities (21.5%)		398,109,327

Net Assets (100%)		$1,847,795,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $22,184 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	103	December-14	$12,175,329	$12,180,555	$5,226
E-Mini MSCI EAFE Index	1,903	December-14	181,082,408	175,047,455	(6,034,953)
Russell 2000 Mini Index	715	December-14	82,776,655	78,406,900	(4,369,755)
S&P MidCap 400 E-Mini Index	576	December-14	81,981,806	78,647,040	(3,334,766)

					$(13,734,248)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/15/14	UBS AG	19,072	$24,101,763	$24,802,735	$(700,972)
Japanese Yen vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	806,300	7,356,906	7,597,028	(240,122)
Japanese Yen vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	605,059	5,520,727	5,558,057	(37,330)
Swiss Franc vs. U.S. Dollar, expiring 12/15/14	UBS AG	11,328	11,874,360	12,138,747	(264,387)

					$(1,242,811)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	3,798	$3,520,602	$3,307,534	$213,068
Australian Dollar vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	1,426	1,316,824	1,241,849	74,975
Australian Dollar vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	1,960	1,749,297	1,706,889	42,408
British Pound vs. U.S. Dollar, expiring 12/15/14	Barclays Bank plc	13,333	22,438,372	21,600,557	837,815
British Pound vs. U.S. Dollar, expiring 12/15/14	Barclays Bank plc	2,475	4,048,791	4,009,704	39,087
British Pound vs. U.S. Dollar, expiring 12/15/14	Goldman Sachs Group, Inc.	1,656	2,670,614	2,682,856	(12,242)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/15/14	Morgan Stanley	2,632	$4,279,538	$4,264,057	$15,481
European Union Euro vs. U.S. Dollar, expiring 12/15/14	Credit Suisse	19,207	25,711,521	24,272,366	1,439,155
European Union Euro vs. U.S. Dollar, expiring 12/15/14	Credit Suisse	12,779	16,856,036	16,149,142	706,894
European Union Euro vs. U.S. Dollar, expiring 12/15/14	HSBC Bank plc	4,892	6,323,449	6,182,143	141,306
European Union Euro vs. U.S. Dollar, expiring 12/15/14	JPMorgan Chase Bank	1,531	1,966,568	1,934,763	31,805
European Union Euro vs. U.S. Dollar, expiring 12/15/14	Morgan Stanley	4,148	5,379,126	5,241,931	137,195
Japanese Yen vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	179,310	1,735,775	1,636,074	99,701
Japanese Yen vs. U.S. Dollar, expiring 12/15/14	Citibank N.A.	331,894	3,035,661	3,028,293	7,368
Japanese Yen vs. U.S. Dollar, expiring 12/15/14	Goldman Sachs Group, Inc.	3,921,515	37,142,242	35,780,997	1,361,245
Japanese Yen vs. U.S. Dollar, expiring 12/15/14	Morgan Stanley	493,273	4,606,497	4,500,760	105,737
Swedish Krona vs. U.S. Dollar, expiring 12/15/14	Barclays Bank plc	13,710	1,931,312	1,899,523	31,789
Swiss Franc vs. U.S. Dollar, expiring 12/15/14	BNP Paribas	16,261	17,455,572	17,045,283	410,289
Swiss Franc vs. U.S. Dollar, expiring 12/15/14	Citibank N.A.	2,532	2,781,663	2,654,121	127,542
Swiss Franc vs. U.S. Dollar, expiring 12/15/14	Morgan Stanley	1,673	1,795,257	1,753,690	41,567

					$5,852,185

					$4,609,374

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,498,812	$22,254,570	$—	$67,753,382
Consumer Staples	37,197,879	20,796,365	—	57,994,244
Energy	37,798,740	12,956,932	—	50,755,672
Financials	63,535,488	48,468,152	—	112,003,640
Health Care	54,190,658	21,389,053	—	75,579,711
Industrials	40,237,033	23,672,506	—	63,909,539
Information Technology	76,658,259	8,881,175	—	85,539,434
Materials	13,490,716	14,626,118	—	28,116,834
Telecommunication Services	8,557,000	10,301,284	—	18,858,284
Utilities	11,663,665	7,370,905	—	19,034,570
Forward Currency Contracts	—	5,864,427	—	5,864,427
Futures	5,226	—	—	5,226
Government Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)	Total
U.S. Government Agencies	$—	$59,596,683	$—	$59,596,683
U.S. Treasuries	—	527,207,452	—	527,207,452
Investment Companies
Exchange Traded Funds (ETFs)	283,327,960	—	—	283,327,960
Rights
Consumer Discretionary	—	— †	—	—
Financials	—	9,057	—	9,057

Total Assets	$672,161,436	$783,394,679	$—	$1,455,556,115

Liabilities:
Forward Currency Contracts	$—	$(1,255,053)	$—	$(1,255,053)
Futures	(13,739,474)	—	—	(13,739,474)

Total Liabilities	$(13,739,474)	$(1,255,053)	$—	$(14,994,527)

Total	$658,421,962	$782,139,626	$—	$1,440,561,588

(a)	A security with a market value of $315,048 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $147,060 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

†	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$579,081,928
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$213,707,455

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,830,117
Aggregate gross unrealized depreciation	(11,658,835)

Net unrealized appreciation	$126,171,282

Federal income tax cost of investments	$1,323,515,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.8%)
Asset-Backed Securities (7.2%)
Ally Auto Receivables Trust,
Series 2012-SN1 A3
0.570%, 8/20/15		$6,535	$6,536
Ally Master Owner Trust,
Series 2014-1 A2
1.290%, 1/15/19		3,599,000	3,594,941
American Express Credit Account Master Trust,
Series 2012-3 A
0.304%, 3/15/18(l)		1,529,000	1,528,676
Series 2014-2 A
1.260%, 1/15/20		3,121,000	3,109,916
American Express Credit Account Secured Note Trust,
Series 2012-4 A
0.394%, 5/15/20(l)		4,790,000	4,784,137
AmeriCredit Automobile Receivables Trust,
Series 2011-1 D
4.260%, 2/8/17		4,595,000	4,695,952
Series 2011-3 D
4.040%, 7/10/17		3,520,000	3,613,664
Series 2012-3 A3
0.960%, 1/9/17		34,396	34,423
Series 2013-3 A3
0.920%, 4/9/18		25,000	25,011
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		1,928,414	1,925,886
Capital One Multi-Asset Execution Trust,
Series 2007-A1 A1
0.204%, 11/15/19(l)		4,810,000	4,788,630
Series 2007-A2 A2
0.234%, 12/16/19(l)		5,000,000	4,980,132
CarMax Auto Owner Trust,
Series 2011-3 A3
1.070%, 6/15/16		4,600	4,606
Chase Issuance Trust,
Series 2007-A2 A2
0.204%, 4/15/19(l)		5,000,000	4,976,542
Chrysler Capital Auto Receivables Trust,
Series 2014-BA A2
0.690%, 9/15/17§		6,030,000	6,029,815
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20§		2,211,033	2,220,056
CNH Capital Canada Receivables Trust,
Series 2013-2A A1
1.439%, 8/15/16(b)§	CAD	863,233	770,863
Series 2014-1A A1
1.388%, 3/15/17(b)§		3,298,820	2,945,124
CNH Equipment Trust,
Series 2013-A A3
0.690%, 6/15/18		$70,000	70,020
Series 2014-B A4
1.610%, 5/17/21		3,386,769	3,361,540
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		2,622,233	2,628,412
Series 2014-B A
1.110%, 11/15/18§		2,740,184	2,731,496
Discover Card Execution Note Trust,
Series 2014-A1 A1
0.584%, 7/15/21(l)		2,095,000	2,098,419
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19§		912,000	911,260
Exeter Automobile Receivables Trust,
Series 2014-1A A
1.290%, 5/15/18§		940,635	942,341
Series 2014-2A A
1.060%, 8/15/18§		1,558,214	1,555,674
First National Master Note Trust,
Series 2013-2 A
0.684%, 10/15/19(l)		1,979,000	1,986,169
Ford Auto Securitization Trust,
Series 2013-R4A A1
1.487%, 8/15/15(b)§	CAD	304,842	272,211
Series 2014-R2A A1
1.353%, 3/15/16(b)§†		3,333,972	2,976,805
Ford Credit Floorplan Master Owner Trust,
Series 2014-1 A1
1.200%, 2/15/19		$2,522,000	2,515,352
GE Capital Credit Card Master Note Trust,
Series 2012-1 A
1.030%, 1/15/18		100,000	100,166
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A
0.644%, 6/20/17(l)		4,750,000	4,759,458
GE Equipment Small Ticket LLC,
Series 2014-1A A2
0.590%, 8/24/16§		3,981,684	3,981,276
Gracechurch Card Funding plc,
Series 2012-4A A
0.854%, 6/15/17(l)§		4,735,000	4,748,457
Harley-Davidson Motorcycle Trust,
Series 2014-1 A3
1.100%, 9/15/19		7,220,000	7,219,947
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.704%, 12/10/27(l)§		5,512,000	5,522,763
Series 2014-1 A
0.554%, 4/10/28(l)§		6,305,000	6,305,202
Nissan Master Owner Trust Receivables,
Series 2012-A A
0.624%, 5/15/17(l)		33,000	33,052
Santander Drive Auto Receivables Trust,
Series 2014-2 A3
0.800%, 4/16/18		5,420,000	5,411,022
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		4,705,000	4,692,374
World Financial Network Credit Card Master Trust,
Series 2014-A A
0.534%, 12/15/19(l)		2,315,000	2,319,241
Series 2014-B A
0.610%, 7/15/19		5,567,000	5,566,971
World Omni Auto Receivables Trust,
Series 2013-B A3
0.830%, 8/15/18		2,776,000	2,777,053

			125,521,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Non-Agency CMO (3.6%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)	$4,383,273	$4,824,027
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.974%, 3/15/49(l)	6,546	6,939
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	1,094,045	1,159,872
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	608,470	617,432
Series 2012-9W57 A
2.365%, 2/10/29§	2,140,632	2,187,929
Series 2012-LC4 A1
1.156%, 12/10/44	664,028	665,940
Series 2014-SAVA A
1.304%, 6/15/34(b)(l)§	2,931,703	2,932,602
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46§	3,738,039	3,860,026
Series 2011-LC2A A2
3.386%, 7/10/44§	4,565,000	4,723,357
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.956%, 12/5/31(l)§	589,257	589,257
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ1 M1
1.805%, 8/25/24(l)	6,650,356	6,665,018
Series 2014-HQ2 M1
1.604%, 9/25/24(l)	2,735,000	2,729,499
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4
5.444%, 3/10/39	1,529,023	1,645,571
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	2,884,685	2,925,602
Series 2012-GC6 A1
1.282%, 1/10/45	401,662	403,356
Series 2013-GC14 A1
1.217%, 8/10/46	3,523,300	3,512,841
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(l)§	759,252	772,009
Series 2005-CB12 ASB
4.846%, 9/12/37	153,439	154,420
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	679,589	691,658
Series 2007-CB18 A4
5.440%, 6/12/47	1,448,838	1,561,647
Series 2010-C1 A1
3.853%, 6/15/43(b)§	2,156,609	2,180,961
Series 2012-C6 A2
2.206%, 5/15/45	4,700,000	4,784,815
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 A1
1.085%, 7/15/45	19,593	19,542
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30(l)	1,223,218	1,242,724
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A
5.739%, 8/12/43(l)	11,740	12,615
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	31,116	33,211
Series 2006-4 A3
5.172%, 12/12/49	611,609	649,587
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1
0.738%, 2/15/46	79,213	78,495
Series 2013-C8 A1
0.777%, 12/15/48	126,799	125,473
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.991%, 8/12/45(l)§	797,928	867,789
PFP III Ltd.,
Series 2014-1 A
1.324%, 6/14/31(l)§	3,889,096	3,896,781
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.204%, 4/15/32(l)§	1,865,000	1,865,000
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.525%, 3/23/45(l)§	1,500,799	1,536,769
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	199,814	201,348
Series 2012-C6 A1
1.081%, 4/15/45	2,019,271	2,023,774
Series 2012-C9 A1
0.673%, 11/15/45	81,677	81,060

		62,228,946

Total Asset-Backed and Mortgage-Backed Securities		187,750,537

Corporate Bonds (8.0%)
Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	142,328

Media (0.3%)
21st Century Fox America, Inc.
5.300%, 12/15/14	31,000	31,305
Comcast Corp.
5.900%, 3/15/16	559,000	601,100
Cox Communications, Inc.
5.450%, 12/15/14	20,000	20,198
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	58,000	58,797
2.400%, 3/15/17	695,000	710,925
NBCUniversal Enterprise, Inc.
0.771%, 4/15/16(l)§	2,829,000	2,837,250
0.919%, 4/15/18(l)§	306,000	308,334
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	140,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner, Inc.
5.875%, 11/15/16	$267,000	$293,057
Walt Disney Co.
1.350%, 8/16/16	515,000	520,108

		5,521,711

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	104,261
Nordstrom, Inc.
6.250%, 1/15/18	123,000	139,977

		244,238

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	78,130
Home Depot, Inc.
5.400%, 3/1/16	496,000	528,469
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	114,026

		720,625

Total Consumer Discretionary		6,628,902

Consumer Staples (0.2%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	100,000	101,083
Coca-Cola Co.
1.500%, 11/15/15	395,000	398,948
Diageo Capital plc
5.750%, 10/23/17	92,000	103,325
Diageo Finance B.V.
3.250%, 1/15/15	31,000	31,250
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	354,238
PepsiCo, Inc.
3.100%, 1/15/15	77,000	77,604

		1,066,448

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	101,655
CVS Health Corp.
3.250%, 5/18/15	46,000	46,780
6.125%, 8/15/16	89,000	97,377
5.750%, 6/1/17	57,000	63,336
Kroger Co.
3.900%, 10/1/15	61,000	62,933
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	131,449

		503,530

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	32,315
General Mills, Inc.
5.700%, 2/15/17	925,000	1,021,212
Ingredion, Inc.
3.200%, 11/1/15	31,000	31,701
Kellogg Co.
4.450%, 5/30/16	230,000	242,934
Mondelez International, Inc.
4.125%, 2/9/16	176,000	183,655

		1,511,817

Household Products (0.0%)
Clorox Co.
3.550%, 11/1/15	31,000	31,912
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,424
Procter & Gamble Co.
1.800%, 11/15/15	485,000	492,178
4.850%, 12/15/15	92,000	96,807

		639,321

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	101,000	129,897

Total Consumer Staples		3,851,013

Energy (0.2%)
Energy Equipment & Services (0.0%)
Transocean, Inc.
4.950%, 11/15/15	77,000	79,960

Oil, Gas & Consumable Fuels (0.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	277,001
BP Capital Markets plc
3.875%, 3/10/15	107,000	108,641
3.125%, 10/1/15	115,000	118,058
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	336,081
EnCana Corp.
5.900%, 12/1/17	31,000	34,820
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	88,270
Enterprise Products Operating LLC
5.600%, 10/15/14	240,000	240,445
EOG Resources, Inc.
6.875%, 10/1/18	31,000	36,791
Marathon Oil Corp.
5.900%, 3/15/18	71,000	79,788
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	103,432
Nexen Energy ULC
6.200%, 7/30/19	25,000	28,824
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	81,205
1.750%, 2/15/17	495,000	500,539
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	97,232
5.875%, 3/1/18	92,000	98,899
7.875%, 3/15/19	92,000	105,124
Total Capital S.A.
2.300%, 3/15/16	330,000	337,927
Valero Energy Corp.
4.500%, 2/1/15	14,000	14,177
Williams Partners LP
3.800%, 2/15/15	31,000	31,342

		2,718,596

Total Energy		2,798,556

Financials (5.0%)
Banks (3.5%)
Bank of America Corp.
6.500%, 8/1/16	215,000	235,041
5.625%, 10/14/16	399,000	433,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.420%, 3/15/17	$1,000,000	$1,085,054
Bank of Montreal
2.500%, 1/11/17	530,000	543,527
Bank of Nova Scotia
3.400%, 1/22/15	802,000	809,409
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,294,366
BB&T Corp.
3.950%, 4/29/16	46,000	48,349
BNP Paribas S.A.
3.600%, 2/23/16	465,000	481,777
Branch Banking & Trust Co.
0.664%, 12/1/16(l)	3,605,000	3,622,532
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,250,838
Citigroup, Inc.
5.500%, 10/15/14	369,000	369,680
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	800,000	839,559
Fifth Third Bancorp
3.625%, 1/25/16	475,000	491,815
JPMorgan Chase & Co.
3.700%, 1/20/15	369,000	372,673
2.600%, 1/15/16	750,000	762,590
3.150%, 7/5/16	1,065,000	1,103,504
0.754%, 2/15/17(l)	3,155,000	3,164,266
KeyBank N.A./Ohio
0.725%, 11/25/16(l)	3,360,000	3,374,076
KfW
4.125%, 10/15/14	2,902,000	2,906,310
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	168,747
Mizuho Bank Ltd.
0.663%, 4/16/17(b)(l)§	6,315,000	6,321,614
0.684%, 9/25/17(l)§	8,670,000	8,675,325
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	538,367
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,136,170
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,655,088
PNC Funding Corp.
5.625%, 2/1/17	510,000	555,910
Royal Bank of Canada
2.625%, 12/15/15	380,000	388,831
0.563%, 1/23/17(l)	3,670,000	3,679,540
SunTrust Banks, Inc./Georgia
0.674%, 2/15/17(l)	3,670,000	3,674,645
7.250%, 3/15/18	154,000	181,329
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	540,410
U.S. Bancorp/Minnesota
2.450%, 7/27/15	465,000	472,899
0.724%, 11/15/18(l)	3,195,000	3,220,277
Wells Fargo & Co.
3.750%, 10/1/14	246,000	245,999
3.676%, 6/15/16(e)	711,000	742,669
Westpac Banking Corp.
3.000%, 8/4/15	35,000	35,736

		60,422,715

Capital Markets (0.5%)
Bank of New York Mellon Corp.
0.463%, 3/4/16(l)	2,505,000	2,504,429
BlackRock, Inc.
3.500%, 12/10/14	77,000	77,456
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	90,395
Deutsche Bank AG/London
3.450%, 3/30/15	154,000	156,139
3.250%, 1/11/16	145,000	149,247
Goldman Sachs Group, Inc.
3.625%, 2/7/16	1,860,000	1,922,257
5.625%, 1/15/17	750,000	814,043
Morgan Stanley
6.000%, 4/28/15	250,000	257,478
5.375%, 10/15/15	154,000	161,297
5.450%, 1/9/17	539,000	585,532
5.950%, 12/28/17	184,000	206,136
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	79,352
4.125%, 1/19/16	900,000	932,361
UBS AG/Connecticut
5.875%, 7/15/16	170,000	183,878

		8,120,000

Consumer Finance (0.9%)
American Express Co.
5.500%, 9/12/16	706,000	764,397
Capital One Financial Corp.
6.150%, 9/1/16	31,000	33,738
Caterpillar Financial Services Corp.
1.000%, 3/3/17	3,690,000	3,673,735
HSBC Finance Corp.
5.500%, 1/19/16	195,000	206,408
HSBC USA, Inc.
2.375%, 2/13/15	950,000	956,786
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,663,761
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	236,638
0.521%, 5/17/16(l)	3,058,000	3,064,229
Volkswagen International Finance N.V.
0.671%, 11/18/16(l)§	3,170,000	3,182,451

		15,782,143

Diversified Financial Services (0.0%)
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	92,569
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	116,674
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	92,947
5.450%, 2/1/18	31,000	34,820
ORIX Corp.
4.710%, 4/27/15	51,000	52,270
Private Export Funding Corp.
4.950%, 11/15/15	31,000	32,614
Shell International Finance B.V.
3.250%, 9/22/15	120,000	123,361

		545,255

Insurance (0.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	102,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Aflac, Inc.
3.450%, 8/15/15	$31,000	$31,785
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	339,014
American International Group, Inc.
5.050%, 10/1/15	246,000	256,527
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	127,719
Prudential Financial, Inc.
3.875%, 1/14/15	41,000	41,398
6.200%, 1/15/15	9,000	9,148
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	36,097

		943,887

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
4.625%, 4/1/15	23,000	23,456
4.500%, 1/15/18	95,000	101,306
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	67,305
Digital Realty Trust LP
4.500%, 7/15/15	61,000	62,253
Duke Realty LP
5.950%, 2/15/17	28,000	30,721
ERP Operating LP
5.125%, 3/15/16	384,000	407,690
HCP, Inc.
3.750%, 2/1/16	95,000	98,538
6.000%, 1/30/17	100,000	110,337
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	146,320
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	31,000	34,305
Simon Property Group LP
4.200%, 2/1/15	28,000	28,089

		1,110,320

Total Financials		86,924,320

Health Care (0.8%)
Biotechnology (0.6%)
Amgen, Inc.
4.850%, 11/18/14	92,000	92,525
2.500%, 11/15/16	2,286,000	2,350,636
1.250%, 5/22/17	6,350,000	6,312,423
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,960,038

		10,715,622

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
4.625%, 3/15/15	92,000	93,746
Medtronic, Inc.
3.000%, 3/15/15	615,000	622,239
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	362,463
Stryker Corp.
3.000%, 1/15/15	31,000	31,229

		1,109,677

Health Care Providers & Services (0.0%)
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	36,099

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	652,083

Pharmaceuticals (0.1%)
Eli Lilly & Co.
5.200%, 3/15/17	331,000	362,583
Merck & Co., Inc.
6.000%, 9/15/17	92,000	104,173
Merck Sharp & Dohme Corp.
4.000%, 6/30/15	61,000	62,638
Pfizer, Inc.
5.350%, 3/15/15	154,000	157,455
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	352,011

		1,038,860

Total Health Care		13,552,341

Industrials (0.1%)
Aerospace & Defense (0.1%)
Boeing Co.
3.500%, 2/15/15	215,000	217,482
Goodrich Corp.
4.875%, 3/1/20	31,000	33,969
L-3 Communications Corp.
3.950%, 11/15/16	840,000	883,007

		1,134,458

Airlines (0.0%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	57,470	64,438
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	56,418	65,586

		130,024

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	12,059

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	31,586

Industrial Conglomerates (0.0%)
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	31,847

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	31,194

Road & Rail (0.0%)
CSX Corp.
6.250%, 4/1/15	42,000	43,172
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,779
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	70,532
5.750%, 4/1/18	154,000	174,022
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,266

		382,771

Total Industrials		1,753,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	$301,000	$320,565
0.514%, 3/3/17(l)	3,685,000	3,697,818

		4,018,383

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	31,152

IT Services (0.1%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	388,353
Western Union Co.
5.930%, 10/1/16	310,000	337,548
Xerox Corp.
4.250%, 2/15/15	77,000	78,067

		803,968

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	498,219

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	31,280
Microsoft Corp.
2.500%, 2/8/16	285,000	292,765
Oracle Corp.
5.250%, 1/15/16	343,000	363,289

		687,334

Total Information Technology		6,039,056

Materials (0.4%)
Chemicals (0.4%)
Cabot Corp.
5.000%, 10/1/16	61,000	65,257
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	77,000	77,621
5.250%, 12/15/16	201,000	218,745
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	3,004,344
Monsanto Co.
0.437%, 11/7/16(l)	3,195,000	3,195,229
5.125%, 4/15/18	31,000	34,498
Potash Corp. of Saskatchewan, Inc.
3.750%, 9/30/15	25,000	25,748
Praxair, Inc.
4.625%, 3/30/15	154,000	157,225
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	77,436

		6,856,103

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	335,651
8.125%, 7/15/18	31,000	37,382

		373,033

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	34,237

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	205,000	216,335
5.400%, 3/29/17	61,000	67,224
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	92,000	106,686

		390,245

Paper & Forest Products (0.0%)
International Paper Co.
5.300%, 4/1/15	89,000	91,073

Total Materials		7,744,691

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
2.500%, 8/15/15	717,000	728,872
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,663,408
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	40,000	40,478

		4,432,758

Wireless Telecommunication Services (0.0%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	360,041
Vodafone Group plc
5.625%, 2/27/17	184,000	201,922

		561,963

Total Telecommunication Services		4,994,721

Utilities (0.2%)
Electric Utilities (0.1%)
Duke Energy Corp.
3.350%, 4/1/15	31,000	31,440
Duke Energy Florida, Inc.
4.550%, 4/1/20	15,000	16,469
Exelon Corp.
4.900%, 6/15/15	857,000	881,505
Northern States Power Co.
1.950%, 8/15/15	31,000	31,299
PacifiCorp
5.650%, 7/15/18	154,000	174,209
Progress Energy, Inc.
5.625%, 1/15/16	240,000	254,611
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	238,501

		1,628,034

Gas Utilities (0.0%)
Consolidated Natural Gas Co.
5.000%, 12/1/14	92,000	92,193
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	169,794

		261,987

Independent Power and Renewable Electricity Producers (0.0%)
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	233,892

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	31,035
Dominion Resources, Inc.
5.150%, 7/15/15	905,000	936,087
DTE Energy Co.
6.350%, 6/1/16	92,000	99,877
National Grid plc
6.300%, 8/1/16	154,000	168,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
6.500%, 6/1/16	$181,000	$197,615
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,139

		1,460,290

Total Utilities		3,584,203

Total Corporate Bonds		137,871,742

Government Securities (80.6%)
Agency CMO (3.0%)
Federal Home Loan Mortgage Corp.
0.454% 8/15/25(l)	104,936	105,278
0.554% 7/15/34(l)	297,335	298,057
0.644% 7/15/37(l)	5,187,035	5,227,485
0.507% 1/15/39(l)	3,535,498	3,497,775
0.654% 2/15/41(l)	245,068	246,753
0.604% 9/15/41(l)	478,069	479,979
0.624% 7/15/42(l)	4,108,704	4,124,366
0.604% 12/15/43(l)	4,695,334	4,703,211
Federal National Mortgage Association
0.605% 6/25/36(l)	302,058	303,919
0.354% 10/27/37(l)	2,048,891	2,039,701
0.835% 12/25/37(l)	334,112	338,739
0.735% 6/25/41(l)	814,639	822,335
0.704% 9/25/41(l)	1,381,742	1,392,489
0.605% 6/25/42(l)	400,036	400,381
0.555% 12/25/43(l)	3,524,310	3,532,540
0.476% 8/25/44(l)	13,173,109	13,060,437
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	980,217	988,335
Series 2010-R3 1A
0.716% 12/8/20(l)	8,726,368	8,793,180
Series 2010-R3 2A
0.716% 12/8/20(l)	904,188	910,864
Series 2011-R4 1A
0.536% 3/6/20(l)	1,083,061	1,085,430

		52,351,254

Foreign Governments (0.4%)
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,575,192
8.000% 1/15/18(b)	149,333	164,491
5.875% 1/15/19	305,000	341,905
Province of British Columbia
2.850% 6/15/15	46,000	46,836
Province of Nova Scotia
5.125% 1/26/17	92,000	100,169
Province of Ontario
4.950% 11/28/16	184,000	199,727
Republic of Italy
5.250% 9/20/16	399,000	436,072
Republic of Korea
7.125% 4/16/19	154,000	187,041
Republic of Panama
5.200% 1/30/20	462,000	508,112
Republic of Peru
8.375% 5/3/16	230,000	254,968
Republic of Poland
5.000% 10/19/15	307,000	320,128
Republic of South Africa
5.875% 5/30/22	215,000	237,038
State of Israel
5.125% 3/26/19	138,000	154,905
Svensk Exportkredit AB
5.125% 3/1/17	92,000	100,895
United Mexican States
5.625% 1/15/17	338,000	368,999
5.950% 3/19/19	307,000	350,660

		6,347,138

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	18,000	20,559
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794% 8/15/46	55,000	62,619
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	61,000	73,403
City & County of Denver, General Obligation Bonds, Series 2010B
5.650% 8/1/30	31,000	34,805
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000% 11/1/40	123,000	155,075
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	38,000	42,287
6.395% 1/1/40	21,000	26,674
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	11,000	14,073
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	38,000	47,027
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	92,000	110,648
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	46,000	52,394
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456% 12/1/39	77,000	92,948
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	61,000	68,685
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	31,000	42,705
6.750% 8/1/49	61,000	87,241
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755% 7/1/29	31,000	37,590
5.750% 7/1/34	77,000	93,546
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	46,000	59,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	$31,000	$40,845
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	38,000	47,657
7.055% 4/1/57	61,000	68,347
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192% 8/1/40	45,000	51,411
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668% 11/15/39	23,000	30,772
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548% 11/15/31	31,000	39,750
6.648% 11/15/39	31,000	41,178
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462% 10/1/46	89,000	119,612
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561% 12/15/40	31,000	39,646
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718% 1/1/49	88,000	121,311
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	61,000	68,734
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	69,000	79,994
5.561% 12/1/49	92,000	108,035
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	31,000	38,735
6.918% 4/1/40	31,000	41,906
7.043% 4/1/50	61,000	87,610
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263% 4/1/49	92,000	123,242
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350% 11/1/39	61,000	85,663
State of Georgia, General Obligation Bonds, Series 2009H
4.503% 11/1/25	31,000	34,299
State of Illinois, General Obligation Bonds, Series 2010
4.421% 1/1/15	31,000	31,278
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500% 3/15/30	31,000	36,114
5.600% 3/15/40	31,000	38,209
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	18,000	21,713
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481% 8/1/39	61,000	74,124
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090% 8/1/33	31,000	35,702
5.140% 8/1/40	31,000	35,943

		2,663,136

Supranational (0.3%)
Asian Development Bank
4.250% 10/20/14	759,000	760,500
5.500% 6/27/16	307,000	332,529
Corp. Andina de Fomento
5.750% 1/12/17	154,000	167,048
8.125% 6/4/19	46,000	57,255
European Investment Bank
2.875% 1/15/15	307,000	309,264
4.875% 1/17/17	1,379,000	1,502,255
5.125% 5/30/17	399,000	441,353
Inter-American Development Bank
5.125% 9/13/16	107,000	116,159
3.875% 2/14/20	307,000	335,481
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,022,125

		5,043,969

U.S. Government Agencies (27.3%)
Federal Farm Credit Bank
0.106% 4/6/15(l)	51,950,000	51,955,299
0.156% 10/8/15(l)	20,000,000	20,009,980
Federal Home Loan Bank
0.250% 2/20/15	66,425,000	66,423,200
4.750% 12/16/16	154,000	167,244
4.875% 5/17/17	461,000	506,736
5.000% 11/17/17	5,859,000	6,536,245
5.500% 7/15/36	92,000	119,535
Federal Home Loan Mortgage Corp.
2.875% 2/9/15	230,000	232,124
0.500% 4/17/15	4,830,000	4,835,879
4.375% 7/17/15	50,000,000	51,660,535
1.750% 9/10/15	69,700,000	70,588,229
0.420% 9/18/15	6,116,000	6,115,257
4.750% 11/17/15	921,000	966,138
5.500% 7/18/16	307,000	333,948
2.000% 11/6/17	2,294,000	2,297,961
Federal National Mortgage Association
2.625% 11/20/14	230,000	230,749
0.500% 5/27/15	44,170,000	44,281,476
0.500% 7/2/15	21,675,000	21,726,045
2.375% 7/28/15	7,965,000	8,109,044
2.150% 8/4/15	31,000	31,509
2.000% 9/21/15	1,223,000	1,243,930
0.500% 9/28/15	81,545,000	81,772,413
1.875% 10/15/15	61,000	62,057
4.375% 10/15/15	921,000	959,773
0.500% 3/30/16	12,230,000	12,237,162
2.375% 4/11/16	14,705,000	15,112,792
5.000% 2/13/17	307,000	336,457
1.000% 9/20/17	4,587,000	4,555,992

		473,407,709

U.S. Treasuries (49.5%)
U.S. Treasury Bonds
11.250% 2/15/15	522,000	543,566
U.S. Treasury Notes
0.125% 4/30/15	84,261,000	84,293,912
0.250% 5/31/15	6,980,000	6,988,759
0.375% 6/30/15	320,287,000	321,025,165
0.250% 9/15/15	353,828,000	354,284,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.375% 1/31/16	$90,360,000	$90,487,950

		857,623,472

Total Government Securities		1,397,436,678

Total Long-Term Debt Securities (99.4%)
(Cost $1,723,238,312)		1,723,058,957

Total Investments (99.4%)
(Cost $1,723,238,312)		1,723,058,957
Other Assets Less Liabilities (0.6%)		10,256,026

Net Assets (100%)		$1,733,314,983

†	Security (totaling $2,976,805 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $97,857,430 or 5.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	32	December-14	$4,008,212	$3,988,500	$19,712
2 Year U.S. Treasury Notes	324	December-14	70,904,909	70,905,375	(466)
5 Year U.S. Treasury Notes	166	December-14	19,668,167	19,630,797	37,370

					$56,616

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 10/10/14	JPMorgan Chase Bank	1,056	$942,285	$962,975	$(20,690)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 10/10/14	Deutsche Bank AG	8,772	$7,999,618	$7,830,615	$169,003

					$148,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$122,544,786	$2,976,805	$125,521,591
Non-Agency CMO	—	62,228,946	—	62,228,946
Corporate Bonds
Consumer Discretionary	—	6,628,902	—	6,628,902
Consumer Staples	—	3,851,013	—	3,851,013
Energy	—	2,798,556	—	2,798,556
Financials	—	86,924,320	—	86,924,320
Health Care	—	13,552,341	—	13,552,341
Industrials	—	1,753,939	—	1,753,939
Information Technology	—	6,039,056	—	6,039,056
Materials	—	7,744,691	—	7,744,691
Telecommunication Services	—	4,994,721	—	4,994,721
Utilities	—	3,584,203	—	3,584,203
Forward Currency Contracts	—	169,003	—	169,003
Futures	57,082	—	—	57,082
Government Securities
Agency CMO	—	52,351,254	—	52,351,254
Foreign Governments	—	6,347,138	—	6,347,138
Municipal Bonds	—	2,663,136	—	2,663,136
Supranational	—	5,043,969	—	5,043,969
U.S. Government Agencies	—	473,407,709	—	473,407,709
U.S. Treasuries	—	857,623,472	—	857,623,472

Total Assets	$57,082	$1,720,251,155	$2,976,805	$1,723,285,042

Liabilities:
Forward Currency Contracts	$—	$(20,690)	$—	$(20,690)
Futures	(466)	—	—	(466)

Total Liabilities	$(466)	$(20,690)	$—	$(21,156)

Total	$56,616	$1,720,230,465	$2,976,805	$1,723,263,886

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$270,372,122
Long-term U.S. government debt securities	631,259,935

$901,632,057

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$241,328,923
Long-term U.S. government debt securities	660,636,360

$901,965,283

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,344,722
Aggregate gross unrealized depreciation	(1,524,196)

Net unrealized depreciation	$(179,474)

Federal income tax cost of investments	$1,723,238,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$789,867
Cooper Tire & Rubber Co.	48,500	1,391,950
Cooper-Standard Holding, Inc.*	8,700	542,880
Dana Holding Corp.	99,600	1,909,332
Dorman Products, Inc.*	19,000	761,140
Drew Industries, Inc.	18,900	797,391
Federal-Mogul Holdings Corp.*	12,100	179,927
Fox Factory Holding Corp.*	500	7,750
Gentherm, Inc.*	19,800	836,154
Modine Manufacturing Co.*	30,000	356,100
Shiloh Industries, Inc.*	14,600	248,346
Standard Motor Products, Inc.	18,800	647,284
Stoneridge, Inc.*	6,900	77,763
Superior Industries International, Inc.	12,600	220,878
Tenneco, Inc.*	40,700	2,129,017
Tower International, Inc.*	13,100	329,989

		11,225,768

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	352,674

Distributors (1.0%)
Core-Mark Holding Co., Inc.	13,800	731,952
LKQ Corp.*	692,022	18,400,865
Pool Corp.	28,700	1,547,504
VOXX International Corp.*	14,500	134,850
Weyco Group, Inc.	5,000	125,550

		20,940,721

Diversified Consumer Services (1.8%)
American Public Education, Inc.*	12,150	327,928
Ascent Capital Group, Inc., Class A*	9,400	565,880
Bridgepoint Education, Inc.*	400	4,464
Bright Horizons Family Solutions, Inc.*	281,553	11,842,119
Capella Education Co.	11,050	691,730
Chegg, Inc.*	42,800	267,072
Education Management Corp.*	32,500	35,425
Grand Canyon Education, Inc.*	422,074	17,207,957
Houghton Mifflin Harcourt Co.*	69,300	1,347,192
ITT Educational Services, Inc.*	2,800	12,012
K12, Inc.*	15,800	252,168
LifeLock, Inc.*	43,900	627,331
Matthews International Corp., Class A	22,044	967,511
Regis Corp.	44,310	707,188
Sotheby’s, Inc.	38,700	1,382,364
Steiner Leisure Ltd.*	10,300	387,177
Strayer Education, Inc.*	5,800	347,304
Universal Technical Institute, Inc.	6,100	57,035
Weight Watchers International, Inc.*	17,600	482,944

		37,512,801

Hotels, Restaurants & Leisure (2.6%)
Belmond Ltd., Class A*	71,400	832,524
Biglari Holdings, Inc.*	870	295,591
BJ’s Restaurants, Inc.*	18,100	651,419
Bloomin’ Brands, Inc.*	49,000	898,660
Bob Evans Farms, Inc.	20,200	956,268
Boyd Gaming Corp.*	39,200	398,272
Buffalo Wild Wings, Inc.*	119,436	16,036,672
Caesars Acquisition Co., Class A*	26,000	246,220
Caesars Entertainment Corp.*	24,640	309,971
Carrols Restaurant Group, Inc.*	17,100	121,581
Cheesecake Factory, Inc.	33,300	1,515,150
Churchill Downs, Inc.	9,500	926,250
Chuy’s Holdings, Inc.*	6,800	213,452
ClubCorp Holdings, Inc.	5,200	103,116
Cracker Barrel Old Country Store, Inc.	12,100	1,248,599
Del Frisco’s Restaurant Group, Inc.*	15,000	287,100
Denny’s Corp.*	84,812	596,229
Diamond Resorts International, Inc.*	22,500	512,100
DineEquity, Inc.	11,300	921,967
Einstein Noah Restaurant Group, Inc.	8,800	177,408
Fiesta Restaurant Group, Inc.*	14,300	710,424
Ignite Restaurant Group, Inc.*	2,000	12,000
International Speedway Corp., Class A	21,100	667,604
Interval Leisure Group, Inc.	26,500	504,825
Isle of Capri Casinos, Inc.*	32,300	242,250
Jack in the Box, Inc.	25,000	1,704,750
Krispy Kreme Doughnuts, Inc.*	54,300	931,788
La Quinta Holdings, Inc.*	28,100	533,619
Life Time Fitness, Inc.*	26,900	1,356,836
Marcus Corp.	9,600	151,680
Marriott Vacations Worldwide Corp.*	20,700	1,312,587
Monarch Casino & Resort, Inc.*	14,400	171,504
Morgans Hotel Group Co.*	13,600	109,752
Multimedia Games Holding Co., Inc.*	20,300	731,003
Noodles & Co.*	1,600	30,704
Norwegian Cruise Line Holdings Ltd.*	243,409	8,767,592
Papa John’s International, Inc.	24,066	962,399
Penn National Gaming, Inc.*	49,900	559,379
Pinnacle Entertainment, Inc.*	39,600	993,564
Popeyes Louisiana Kitchen, Inc.*	19,000	769,500
Red Robin Gourmet Burgers, Inc.*	9,600	546,240
Ruby Tuesday, Inc.*	19,900	117,211
Ruth’s Hospitality Group, Inc.	17,900	197,616
Scientific Games Corp., Class A*	26,800	288,636
Sonic Corp.*	37,500	838,500
Speedway Motorsports, Inc.	6,800	116,008
Texas Roadhouse, Inc.	45,100	1,255,584
Vail Resorts, Inc.	22,500	1,952,100
Zoe’s Kitchen, Inc.*	3,000	92,280

		53,876,484

Household Durables (1.2%)
Beazer Homes USA, Inc.*	12,120	203,374
Cavco Industries, Inc.*	4,800	326,400
Ethan Allen Interiors, Inc.	14,900	339,720
Helen of Troy Ltd.*	18,100	950,612
Hovnanian Enterprises, Inc., Class A*	94,200	345,714
iRobot Corp.*	21,319	649,164
KB Home	55,200	824,688
La-Z-Boy, Inc.	36,000	712,440
Libbey, Inc.*	13,100	344,006
Lifetime Brands, Inc.	6,600	101,046
M.D.C. Holdings, Inc.	26,900	681,108
M/I Homes, Inc.*	17,100	338,922
Meritage Homes Corp.*	23,900	848,450
NACCO Industries, Inc., Class A	1,900	94,487
Ryland Group, Inc.	31,600	1,050,384
Standard Pacific Corp.*	107,100	802,179
Tempur Sealy International, Inc.*	255,500	14,351,435
TRI Pointe Homes, Inc.*	94,175	1,218,624
Universal Electronics, Inc.*	9,500	469,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
William Lyon Homes, Class A*	9,800	$216,580

		24,868,348

Internet & Catalog Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	14,900	107,131
Blue Nile, Inc.*	4,600	131,330
Coupons.com, Inc.*	2,100	25,116
FTD Cos., Inc.*	11,260	384,079
HomeAway, Inc.*	296,156	10,513,538
HSN, Inc.	24,000	1,472,880
Lands’ End, Inc.*	10,500	431,760
Nutrisystem, Inc.	15,100	232,087
RetailMeNot, Inc.*	19,600	316,736
Shutterfly, Inc.*	27,800	1,354,972
zulily, Inc., Class A*	246,840	9,352,767

		24,322,396

Leisure Products (1.0%)
Arctic Cat, Inc.	5,200	181,064
Brunswick Corp.	62,000	2,612,680
Callaway Golf Co.	47,000	340,280
Marine Products Corp.	27,900	220,131
Polaris Industries, Inc.	100,174	15,005,064
Smith & Wesson Holding Corp.*	43,300	408,752
Sturm Ruger & Co., Inc.	12,800	623,232

		19,391,203

Media (1.0%)
AMC Entertainment Holdings, Inc., Class A	13,127	301,790
AMC Networks, Inc., Class A*	135,539	7,918,188
Carmike Cinemas, Inc.*	16,500	511,170
Crown Media Holdings, Inc., Class A*	86,300	276,160
Cumulus Media, Inc., Class A*	86,100	346,983
Entercom Communications Corp., Class A*	12,600	101,178
Entravision Communications Corp., Class A	29,000	114,840
EW Scripps Co., Class A*	25,000	407,750
Global Sources Ltd.*	18,000	120,780
Gray Television, Inc.*	29,100	229,308
Harte-Hanks, Inc.	8,200	52,234
Journal Communications, Inc., Class A*	30,700	258,801
Loral Space & Communications, Inc.*	10,400	746,824
Martha Stewart Living Omnimedia, Inc., Class A*	5,400	19,440
McClatchy Co., Class A*	17,800	59,808
MDC Partners, Inc., Class A	30,150	578,579
Media General, Inc.*	34,600	453,606
Meredith Corp.	26,100	1,117,080
National CineMedia, Inc.	36,100	523,811
New Media Investment Group, Inc.	18,700	310,981
New York Times Co., Class A	98,400	1,104,048
Nexstar Broadcasting Group, Inc., Class A	23,600	953,912
Rentrak Corp.*	7,700	469,238
Scholastic Corp.	19,500	630,240
Sinclair Broadcast Group, Inc., Class A	49,500	1,291,455
Sizmek, Inc.*	4,900	37,926
Time, Inc.*	70,100	1,642,443
World Wrestling Entertainment, Inc., Class A	1,600	22,032

		20,600,605

Multiline Retail (0.1%)
Burlington Stores, Inc.*	18,200	725,452
Fred’s, Inc., Class A	25,800	361,200
Tuesday Morning Corp.*	41,500	805,308

		1,891,960

Specialty Retail (4.4%)
American Eagle Outfitters, Inc.	123,500	1,793,220
America’s Car-Mart, Inc.*	3,900	154,401
ANN, Inc.*	29,800	1,225,674
Asbury Automotive Group, Inc.*	20,800	1,339,936
Barnes & Noble, Inc.*	24,600	485,604
Brown Shoe Co., Inc.	29,100	789,483
Buckle, Inc.	20,300	921,417
Cabela’s, Inc.*	205,321	12,093,407
Cato Corp., Class A	17,800	613,388
Children’s Place, Inc.	18,345	874,323
Conn’s, Inc.*	15,400	466,158
Destination Maternity Corp.	11,000	169,840
Destination XL Group, Inc.*	41,500	195,880
Express, Inc.*	69,600	1,086,456
Finish Line, Inc., Class A	33,700	843,511
Five Below, Inc.*	443,720	17,575,749
Francesca’s Holdings Corp.*	27,100	377,503
Genesco, Inc.*	14,900	1,113,775
Group 1 Automotive, Inc.	16,800	1,221,528
Guess?, Inc.	39,000	856,830
Haverty Furniture Cos., Inc.	8,800	191,752
Hibbett Sports, Inc.*	19,248	820,542
Lithia Motors, Inc., Class A	14,400	1,089,936
Lumber Liquidators Holdings, Inc.*	19,900	1,141,862
MarineMax, Inc.*	16,800	283,080
Mattress Firm Holding Corp.*	7,100	426,426
Men’s Wearhouse, Inc.	34,200	1,614,924
Monro Muffler Brake, Inc.	24,050	1,167,146
Office Depot, Inc.*	332,020	1,706,583
Outerwall, Inc.*	13,850	776,985
Pep Boys-Manny, Moe & Jack*	31,700	282,447
Pier 1 Imports, Inc.	69,800	829,922
Rent-A-Center, Inc.	32,800	995,480
Restoration Hardware Holdings, Inc.*	22,300	1,773,965
Select Comfort Corp.*	44,400	928,848
Shoe Carnival, Inc.	6,450	114,875
Sonic Automotive, Inc., Class A	27,100	664,221
Stage Stores, Inc.	26,700	456,837
Stein Mart, Inc.	6,800	78,540
Systemax, Inc.*	22,590	281,697
Tile Shop Holdings, Inc.*	2,800	25,900
Tilly’s, Inc., Class A*	7,300	54,896
Tractor Supply Co.	187,575	11,537,738
Ulta Salon Cosmetics & Fragrance, Inc.*	151,326	17,882,193
Vitamin Shoppe, Inc.*	22,900	1,016,531
West Marine, Inc.*	12,100	108,900
Zumiez, Inc.*	16,356	459,604

		90,909,913

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	16,000	572,480
Crocs, Inc.*	69,200	870,536
G-III Apparel Group Ltd.*	12,000	994,320
Iconix Brand Group, Inc.*	32,500	1,200,550
Movado Group, Inc.	11,400	376,884
Oxford Industries, Inc.	10,900	664,791
Quiksilver, Inc.*	57,300	98,556
Skechers U.S.A., Inc., Class A*	29,400	1,567,314
Steven Madden Ltd.*	36,162	1,165,501
Tumi Holdings, Inc.*	34,600	704,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A*	173,587	$11,994,862
Vera Bradley, Inc.*	5,949	123,025
Wolverine World Wide, Inc.	63,300	1,586,298

		21,919,227

Total Consumer Discretionary		327,812,100

Consumer Staples (2.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	1,352,736
National Beverage Corp.*	9,500	185,250

		1,537,986

Food & Staples Retailing (1.0%)
Andersons, Inc.	17,700	1,112,976
Casey’s General Stores, Inc.	24,050	1,724,385
Chefs’ Warehouse, Inc.*	300	4,878
Fresh Market, Inc.*	27,200	950,096
Ingles Markets, Inc., Class A	1,500	35,535
PriceSmart, Inc.	12,700	1,087,628
SpartanNash Co.	19,320	375,774
Sprouts Farmers Market, Inc.*	436,238	12,681,439
SUPERVALU, Inc.*	127,700	1,141,638
United Natural Foods, Inc.*	31,300	1,923,698
Village Super Market, Inc., Class A	4,700	107,066
Weis Markets, Inc.	7,100	277,113

		21,422,226

Food Products (1.5%)
Alico, Inc.	7,900	300,990
Annie’s, Inc.*	9,900	454,410
B&G Foods, Inc.	36,100	994,555
Boulder Brands, Inc.*	42,200	575,186
Calavo Growers, Inc.	8,400	379,176
Cal-Maine Foods, Inc.	9,100	812,903
Chiquita Brands International, Inc.*	24,300	345,060
Darling Ingredients, Inc.*	111,522	2,043,083
Dean Foods Co.	59,400	787,050
Diamond Foods, Inc.*	15,200	434,872
Farmer Bros Co.*	2,432	70,406
Fresh Del Monte Produce, Inc.	24,600	784,740
J&J Snack Foods Corp.	11,500	1,075,940
John B. Sanfilippo & Son, Inc.	13,700	443,332
Keurig Green Mountain, Inc.	109,710	14,276,562
Lancaster Colony Corp.	13,000	1,108,640
Limoneira Co.	1,900	45,011
Post Holdings, Inc.*	26,100	865,998
Sanderson Farms, Inc.	16,000	1,407,200
Seaboard Corp.*	200	534,998
Seneca Foods Corp., Class A*	2,200	62,920
Snyder’s-Lance, Inc.	33,900	898,350
Tootsie Roll Industries, Inc.	17,543	491,029
TreeHouse Foods, Inc.*	24,800	1,996,400

		31,188,811

Household Products (0.1%)
Central Garden & Pet Co., Class A*	20,800	167,232
Harbinger Group, Inc.*	52,800	692,736
WD-40 Co.	10,700	727,172

		1,587,140

Personal Products (0.1%)
Elizabeth Arden, Inc.*	17,700	296,298
Inter Parfums, Inc.	8,200	225,500
Nature’s Sunshine Products, Inc.	13,500	200,205
Nutraceutical International Corp.*	12,200	255,102
Revlon, Inc., Class A*	12,600	399,294
Synutra International, Inc.*	22,893	103,705

		1,480,104

Tobacco (0.1%)
Alliance One International, Inc.*	58,700	115,639
Universal Corp.	17,400	772,386
Vector Group Ltd.	47,639	1,056,622

		1,944,647

Total Consumer Staples		59,160,914

Energy (5.2%)
Energy Equipment & Services (2.5%)
Basic Energy Services, Inc.*	19,500	422,955
Bristow Group, Inc.	25,801	1,733,827
C&J Energy Services, Inc.*	34,700	1,060,085
CARBO Ceramics, Inc.	14,300	846,989
CHC Group Ltd.*	100	560
Dawson Geophysical Co.	3,600	65,448
Era Group, Inc.*	13,600	295,800
Exterran Holdings, Inc.	38,400	1,701,504
FMC Technologies, Inc.*	144,427	7,843,830
Forum Energy Technologies, Inc.*	37,900	1,160,119
Geospace Technologies Corp.*	9,700	340,955
Gulf Island Fabrication, Inc.	5,400	92,880
Gulfmark Offshore, Inc., Class A	20,900	655,215
Helix Energy Solutions Group, Inc.*	75,800	1,672,148
Hercules Offshore, Inc.*	123,200	271,040
Hornbeck Offshore Services, Inc.*	27,500	900,075
ION Geophysical Corp.*	69,400	193,626
Key Energy Services, Inc.*	117,400	568,216
Matrix Service Co.*	13,300	320,796
McDermott International, Inc.*	150,900	863,148
Mitcham Industries, Inc.*	600	6,630
Natural Gas Services Group, Inc.*	7,600	182,932
Newpark Resources, Inc.*	56,300	700,372
North Atlantic Drilling Ltd.	48,981	326,214
Oceaneering International, Inc.	186,588	12,159,940
Parker Drilling Co.*	77,700	383,838
PHI, Inc. (Non-Voting)*	10,200	419,730
Pioneer Energy Services Corp.*	38,100	534,162
RigNet, Inc.*	8,200	331,690
SEACOR Holdings, Inc.*	14,500	1,084,600
Superior Energy Services, Inc.	380,187	12,496,747
Tesco Corp.	22,900	454,565
TETRA Technologies, Inc.*	50,400	545,328
Vantage Drilling Co.*	79,900	101,473
Willbros Group, Inc.*	14,400	119,952

		50,857,389

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	45,200	238,656
Alon USA Energy, Inc.	21,800	313,048
Alpha Natural Resources, Inc.*	159,600	395,808
Amyris, Inc.*	19,300	73,147
Apco Oil and Gas International, Inc.*	5,891	75,935
Approach Resources, Inc.*	22,500	326,250
Arch Coal, Inc.	165,100	350,012
Bill Barrett Corp.*	33,000	727,320
Bonanza Creek Energy, Inc.*	20,400	1,160,760
BPZ Resources, Inc.*	57,100	109,061
Callon Petroleum Co.*	15,100	133,031
Carrizo Oil & Gas, Inc.*	30,800	1,657,656
Clayton Williams Energy, Inc.*	3,400	327,930
Clean Energy Fuels Corp.*	51,400	400,920
Cloud Peak Energy, Inc.*	43,706	551,570
Comstock Resources, Inc.	34,200	636,804
Concho Resources, Inc.*	63,854	8,006,653
Contango Oil & Gas Co.*	10,279	341,674
Delek U.S. Holdings, Inc.	37,700	1,248,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Diamondback Energy, Inc.*	24,200	$1,809,676
Eclipse Resources Corp.*	18,998	315,747
Emerald Oil, Inc.*	22,100	135,915
Energy XXI Bermuda Ltd.	70,151	796,214
EXCO Resources, Inc.	98,100	327,654
Forest Oil Corp.*	49,800	58,266
Frontline Ltd.*	9,400	11,844
FX Energy, Inc.*	33,100	100,624
GasLog Ltd.	21,300	468,813
Goodrich Petroleum Corp.*	30,700	454,974
Green Plains, Inc.	23,700	886,143
Halcon Resources Corp.*	149,578	592,329
Hallador Energy Co.	15,000	177,600
Isramco, Inc.*	50	6,108
Kodiak Oil & Gas Corp.*	177,600	2,410,032
Magnum Hunter Resources Corp.*	114,600	638,322
Matador Resources Co.*	42,800	1,106,380
Midstates Petroleum Co., Inc.*	26,300	132,815
Miller Energy Resources, Inc.*	28,400	124,960
Navios Maritime Acquisition Corp.	1,700	4,607
Nordic American Tankers Ltd.	41,200	327,540
Northern Oil and Gas, Inc.*	45,300	644,166
Oasis Petroleum, Inc.*	246,053	10,287,476
Pacific Ethanol, Inc.*	8,200	114,472
Panhandle Oil and Gas, Inc., Class A	3,900	232,830
Parsley Energy, Inc., Class A*	31,700	676,161
PDC Energy, Inc.*	23,300	1,171,757
Penn Virginia Corp.*	37,800	480,438
PetroQuest Energy, Inc.*	23,800	133,756
Quicksilver Resources, Inc.*	67,000	40,387
Resolute Energy Corp.*	45,300	284,031
REX American Resources Corp.*	4,000	291,520
Rex Energy Corp.*	27,200	344,624
Ring Energy, Inc.*	500	7,370
Rosetta Resources, Inc.*	44,200	1,969,552
RSP Permian, Inc.*	15,761	402,851
Sanchez Energy Corp.*	27,100	711,646
Scorpio Tankers, Inc.	131,800	1,095,258
SemGroup Corp., Class A	29,800	2,481,446
Ship Finance International Ltd.	37,200	629,424
Solazyme, Inc.*	34,600	258,116
Stone Energy Corp.*	38,500	1,207,360
Swift Energy Co.*	29,100	279,360
Synergy Resources Corp.*	52,500	639,975
Teekay Tankers Ltd., Class A	41,000	152,930
Triangle Petroleum Corp.*	38,500	423,885
VAALCO Energy, Inc.*	40,800	346,800
W&T Offshore, Inc.	22,700	249,700
Warren Resources, Inc.*	19,200	101,760
Western Refining, Inc.	33,500	1,406,665
Westmoreland Coal Co.*	9,000	336,690

		55,363,828

Total Energy		106,221,217

Financials (15.9%)
Banks (6.0%)
1st Source Corp.	4,950	140,976
1st United Bancorp, Inc./Florida	2,300	19,596
American National Bankshares, Inc.	8,200	186,550
Ameris Bancorp	19,400	425,830
Ames National Corp.	10,860	242,721
Arrow Financial Corp.	4,214	105,635
BancFirst Corp.	3,200	200,192
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	534,446
Bancorp, Inc./Delaware*	2,000	17,180
BancorpSouth, Inc.	71,100	1,431,954
Bank of Kentucky Financial Corp.	6,000	277,380
Bank of Marin Bancorp/California	4,190	192,279
Bank of the Ozarks, Inc.	50,420	1,589,238
Banner Corp.	14,900	573,203
BBCN Bancorp, Inc.	60,610	884,300
Boston Private Financial Holdings, Inc.	54,810	679,096
Bridge Bancorp, Inc.	3,200	75,680
Bryn Mawr Bank Corp.	11,072	313,670
Camden National Corp.	2,650	92,750
Capital Bank Financial Corp., Class A*	17,900	427,452
Capital City Bank Group, Inc.	10,800	146,232
Cardinal Financial Corp.	19,550	333,719
Cascade Bancorp*	54,326	274,346
Cathay General Bancorp	57,001	1,415,335
Centerstate Banks, Inc.	15,600	161,460
Chemical Financial Corp.	19,500	524,355
Citizens & Northern Corp.	9,100	172,900
City Holding Co.	10,500	442,365
CNB Financial Corp./Pennsylvania	7,140	112,098
Columbia Banking System, Inc.	33,110	821,459
Community Bank System, Inc.	28,476	956,509
Community Trust Bancorp, Inc.	11,110	373,629
CommunityOne Bancorp*	8,814	77,739
CVB Financial Corp.	63,600	912,660
Eagle Bancorp, Inc.*	17,930	570,533
Enterprise Financial Services Corp.	7,490	125,233
F.N.B. Corp./Pennsylvania	121,800	1,460,382
Financial Institutions, Inc.	13,800	310,224
First Bancorp, Inc./Maine	3,340	55,678
First Bancorp/North Carolina	10,800	173,016
First BanCorp/Puerto Rico*	66,200	314,450
First Busey Corp.	33,020	183,921
First Citizens BancShares, Inc./North Carolina, Class A	4,800	1,039,824
First Commonwealth Financial Corp.	59,700	500,883
First Community Bancshares, Inc./Virginia	14,300	204,347
First Connecticut Bancorp, Inc./Connecticut	14,200	205,900
First Financial Bancorp	41,460	656,312
First Financial Bankshares, Inc.	45,600	1,267,224
First Financial Corp./Indiana	4,400	136,180
First Merchants Corp.	20,800	420,368
First Midwest Bancorp, Inc./Illinois	50,000	804,500
First NBC Bank Holding Co.*	9,300	304,575
First of Long Island Corp.	8,500	292,825
First Republic Bank/California	232,373	11,474,579
FirstMerit Corp.	102,847	1,810,107
Flushing Financial Corp.	20,350	371,795
German American Bancorp, Inc.	6,100	157,441
Glacier Bancorp, Inc.	53,730	1,389,458
Great Southern Bancorp, Inc.	4,100	124,394
Guaranty Bancorp	21,520	290,735
Hancock Holding Co.	52,290	1,675,895
Hanmi Financial Corp.	21,138	426,142
Heartland Financial USA, Inc.	5,655	135,041
Heritage Commerce Corp.	300	2,463
Heritage Financial Corp./Washington	19,966	316,261
Home BancShares, Inc./Arkansas	31,894	938,003
Hudson Valley Holding Corp.	5,980	108,537
Iberiabank Corp.	176,716	11,046,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp./Massachusetts	13,600	$485,792
International Bancshares Corp.	38,400	947,136
Investors Bancorp, Inc.	227,572	2,305,304
Lakeland Bancorp, Inc.	15,710	153,330
Lakeland Financial Corp.	10,570	396,375
MainSource Financial Group, Inc.	20,700	357,075
MB Financial, Inc.	45,440	1,257,779
Merchants Bancshares, Inc./Vermont	3,600	101,484
Metro Bancorp, Inc.*	16,050	389,212
MidWestOne Financial Group, Inc.	9,600	220,896
National Bank Holdings Corp., Class A	37,800	722,736
National Bankshares, Inc./Virginia	4,000	111,040
National Penn Bancshares, Inc.	94,900	921,479
NBT Bancorp, Inc.	37,495	844,387
OFG Bancorp	33,400	500,332
Old National Bancorp/Indiana	78,880	1,023,074
Pacific Continental Corp.	11,500	147,775
Park National Corp.	8,850	667,467
Park Sterling Corp.	2,300	15,249
Penns Woods Bancorp, Inc.	740	31,265
Peoples Bancorp, Inc./Ohio	10,400	247,000
Pinnacle Financial Partners, Inc.	21,281	768,244
PrivateBancorp, Inc.	43,518	1,301,623
Prosperity Bancshares, Inc.	43,550	2,489,754
Renasant Corp.	21,900	592,395
Republic Bancorp, Inc./Kentucky, Class A	7,000	165,830
S&T Bancorp, Inc.	19,961	468,285
Sandy Spring Bancorp, Inc.	15,910	364,180
Sierra Bancorp	3,800	63,688
Signature Bank/New York*	131,836	14,773,542
Simmons First National Corp., Class A	11,620	447,602
South State Corp.	17,240	964,061
Southside Bancshares, Inc.	11,358	377,654
Southwest Bancorp, Inc./Oklahoma	19,600	321,440
State Bank Financial Corp.	22,700	368,648
Sterling Bancorp/Delaware	59,561	761,785
Stock Yards Bancorp, Inc.	3,000	90,300
Suffolk Bancorp	160	3,106
Sun Bancorp, Inc./New Jersey*	9,880	178,927
Susquehanna Bancshares, Inc.	114,851	1,148,510
SVB Financial Group*	121,803	13,652,898
Texas Capital Bancshares, Inc.*	29,650	1,710,212
Tompkins Financial Corp.	10,451	460,680
Towne Bank/Virginia	9,345	126,905
Trico Bancshares	10,500	237,510
Trustmark Corp.	42,820	986,359
UMB Financial Corp.	25,060	1,367,023
Umpqua Holdings Corp.	113,173	1,863,959
Union Bankshares Corp.	31,197	720,651
United Bankshares, Inc./West Virginia	44,552	1,377,993
United Community Banks, Inc./Georgia	26,500	436,190
Univest Corp. of Pennsylvania	5,447	102,131
Valley National Bancorp	127,400	1,234,506
ViewPoint Financial Group, Inc.	22,130	529,792
Washington Trust Bancorp, Inc.	10,800	356,292
Webster Financial Corp.	65,200	1,899,928
WesBanco, Inc.	16,600	507,794
West Bancorp, Inc.	7,500	105,975
Westamerica Bancorp	19,500	907,140
Western Alliance Bancorp*	52,900	1,264,310
Wilshire Bancorp, Inc.	54,700	504,881
Wintrust Financial Corp.	28,270	1,262,821

		123,540,388

Capital Markets (2.7%)
Actua Corp.*	24,900	398,898
Affiliated Managers Group, Inc.*	63,436	12,710,037
Arlington Asset Investment Corp., Class A	10,100	256,641
BGC Partners, Inc., Class A	110,740	822,798
Calamos Asset Management, Inc., Class A	2,900	32,683
CIFC Corp.	1,100	9,955
Cohen & Steers, Inc.	18,566	713,677
Diamond Hill Investment Group, Inc.	900	110,745
Evercore Partners, Inc., Class A	22,200	1,043,400
FBR & Co.*	3,450	94,944
Financial Engines, Inc.	36,000	1,231,740
FXCM, Inc., Class A	26,200	415,270
GAMCO Investors, Inc., Class A	4,230	299,230
GFI Group, Inc.	7,681	41,554
Greenhill & Co., Inc.	22,600	1,050,674
HFF, Inc., Class A	21,500	622,425
INTL FCStone, Inc.*	3,600	62,352
Investment Technology Group, Inc.*	33,500	527,960
Janus Capital Group, Inc.	107,900	1,568,866
KCG Holdings, Inc., Class A*	25,771	261,060
Ladenburg Thalmann Financial Services, Inc.*	74,400	315,456
Lazard Ltd., Class A	317,983	16,121,738
Manning & Napier, Inc.	10,500	176,295
Piper Jaffray Cos.*	14,100	736,584
Safeguard Scientifics, Inc.*	2,630	48,392
Stifel Financial Corp.*	273,841	12,840,404
SWS Group, Inc.*	7,140	49,195
Virtus Investment Partners, Inc.	4,795	832,892
Walter Investment Management Corp.*	27,340	600,113
Westwood Holdings Group, Inc.	4,800	272,112
WisdomTree Investments, Inc.*	72,600	826,188

		55,094,278

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	916,296
Credit Acceptance Corp.*	5,000	630,350
Encore Capital Group, Inc.*	17,050	755,486
Ezcorp, Inc., Class A*	24,100	238,831
First Cash Financial Services, Inc.*	22,300	1,248,354
Green Dot Corp., Class A*	13,000	274,820
Nelnet, Inc., Class A	16,850	726,066
Portfolio Recovery Associates, Inc.*	34,160	1,784,177
Springleaf Holdings, Inc.*	23,600	753,548
World Acceptance Corp.*	6,720	453,600

		7,781,528

Diversified Financial Services (0.1%)
MarketAxess Holdings, Inc.	23,400	1,447,524
Marlin Business Services Corp.	12,500	229,000
NewStar Financial, Inc.*	11,300	127,012
PHH Corp.*	38,200	854,152
PICO Holdings, Inc.*	13,000	259,350

		2,917,038

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	718,250
American Equity Investment Life Holding Co.	47,380	1,084,054
AMERISAFE, Inc.	11,990	468,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
AmTrust Financial Services, Inc.	20,661	$822,721
Argo Group International Holdings Ltd.	15,790	794,395
Baldwin & Lyons, Inc., Class B	3,887	96,009
Citizens, Inc./Texas*	26,000	167,960
CNO Financial Group, Inc.	138,400	2,347,264
Donegal Group, Inc., Class A	7,900	121,344
eHealth, Inc.*	12,400	299,212
EMC Insurance Group, Inc.	9,212	266,043
Employers Holdings, Inc.	30,900	594,825
Enstar Group Ltd.*	6,550	892,896
FBL Financial Group, Inc., Class A	2,500	111,750
First American Financial Corp.	67,900	1,841,448
Global Indemnity plc*	8,550	215,717
Greenlight Capital Reinsurance Ltd., Class A*	20,316	658,442
Hallmark Financial Services, Inc.*	14,700	151,557
Hilltop Holdings, Inc.*	44,841	899,062
Horace Mann Educators Corp.	24,910	710,184
Independence Holding Co.	8,284	110,094
Infinity Property & Casualty Corp.	9,300	595,293
Kansas City Life Insurance Co.	2,490	110,431
Kemper Corp.	29,500	1,007,425
Maiden Holdings Ltd.	34,930	387,024
Meadowbrook Insurance Group, Inc.	6,800	39,780
Montpelier Reinsurance Holdings Ltd.	31,500	979,335
National General Holdings Corp.	22,600	381,714
National Interstate Corp.	4,000	111,600
National Western Life Insurance Co., Class A	1,130	279,121
Navigators Group, Inc.*	7,600	467,400
OneBeacon Insurance Group Ltd., Class A	8,700	134,067
Platinum Underwriters Holdings Ltd.	17,080	1,039,660
Primerica, Inc.	34,200	1,649,124
RLI Corp.	33,000	1,428,570
Safety Insurance Group, Inc.	8,350	450,148
Selective Insurance Group, Inc.	39,140	866,560
State Auto Financial Corp.	9,100	186,641
Stewart Information Services Corp.	20,500	601,675
Symetra Financial Corp.	45,700	1,066,181
Third Point Reinsurance Ltd.*	36,100	525,255
United Fire Group, Inc.	15,100	419,327

		26,098,487

Real Estate Investment Trusts (REITs) (4.3%)
Acadia Realty Trust (REIT)	38,586	1,064,202
AG Mortgage Investment Trust, Inc. (REIT)	18,600	331,080
Alexander’s, Inc. (REIT)	1,600	598,256
Altisource Residential Corp. (REIT)	38,700	928,800
American Assets Trust, Inc. (REIT)	23,296	768,069
American Capital Mortgage Investment Corp. (REIT)	45,045	847,747
American Realty Capital Healthcare Trust, Inc. (REIT)	107,600	1,127,648
American Residential Properties, Inc. (REIT)*	20,400	374,136
Anworth Mortgage Asset Corp. (REIT)	130,400	624,616
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,460	478,527
Apollo Residential Mortgage, Inc. (REIT)	15,100	232,993
ARMOUR Residential REIT, Inc. (REIT)	285,728	1,100,053
Ashford Hospitality Trust, Inc. (REIT)	35,550	363,321
Associated Estates Realty Corp. (REIT)	38,500	674,135
Aviv REIT, Inc. (REIT)	12,500	329,375
Campus Crest Communities, Inc. (REIT)	37,664	241,050
Capstead Mortgage Corp. (REIT)	76,810	940,154
CareTrust REIT, Inc. (REIT)*	3,200	45,760
Cedar Realty Trust, Inc. (REIT)	47,500	280,250
Chambers Street Properties (REIT)	179,900	1,354,647
Chatham Lodging Trust (REIT)	16,800	387,744
Chesapeake Lodging Trust (REIT)	30,620	892,573
Colony Financial, Inc. (REIT)	62,734	1,403,987
CoreSite Realty Corp. (REIT)	17,800	585,086
Cousins Properties, Inc. (REIT)	137,392	1,641,834
CubeSmart (REIT)	99,850	1,795,303
CyrusOne, Inc. (REIT)	20,500	492,820
CYS Investments, Inc. (REIT)	129,037	1,063,265
DCT Industrial Trust, Inc. (REIT)	216,800	1,628,168
DiamondRock Hospitality Co. (REIT)	142,108	1,801,929
DuPont Fabros Technology, Inc. (REIT)	47,710	1,290,078
EastGroup Properties, Inc. (REIT)	22,180	1,343,886
Education Realty Trust, Inc. (REIT)	88,000	904,640
Empire State Realty Trust, Inc. (REIT), Class A	57,000	856,140
EPR Properties (REIT)	33,578	1,701,733
Equity One, Inc. (REIT)	38,700	837,081
Excel Trust, Inc. (REIT)	38,200	449,614
FelCor Lodging Trust, Inc. (REIT)	88,640	829,670
First Industrial Realty Trust, Inc. (REIT)	77,900	1,317,289
First Potomac Realty Trust (REIT)	34,657	407,220
Franklin Street Properties Corp. (REIT)	65,080	730,198
Geo Group, Inc. (REIT)	51,781	1,979,070
Getty Realty Corp. (REIT)	14,220	241,740
Gladstone Commercial Corp. (REIT)	3,400	57,766
Glimcher Realty Trust (REIT)	100,330	1,358,468
Government Properties Income Trust (REIT)	39,550	866,540
Gramercy Property Trust, Inc. (REIT)	64,600	372,096
Hatteras Financial Corp. (REIT)	61,300	1,100,948
Healthcare Realty Trust, Inc. (REIT)	66,600	1,577,088
Hersha Hospitality Trust (REIT)	133,729	851,854
Highwoods Properties, Inc. (REIT)	60,800	2,365,120
Hudson Pacific Properties, Inc. (REIT)	34,900	860,634
Inland Real Estate Corp. (REIT)	47,500	470,725
Invesco Mortgage Capital, Inc. (REIT)	82,055	1,289,905
Investors Real Estate Trust (REIT)	55,920	430,584
iStar Financial, Inc. (REIT)*	66,700	900,450
Kite Realty Group Trust (REIT)	22,582	547,388
LaSalle Hotel Properties (REIT)	69,950	2,395,088
Lexington Realty Trust (REIT)	130,645	1,279,015
LTC Properties, Inc. (REIT)	21,800	804,202
Mack-Cali Realty Corp. (REIT)	56,300	1,075,893
Medical Properties Trust, Inc. (REIT)	111,958	1,372,605
Monmouth Real Estate Investment Corp. (REIT)	22,513	227,832
National Health Investors, Inc. (REIT)	20,200	1,154,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
New Residential Investment Corp. (REIT)	182,900	$1,066,307
New York Mortgage Trust, Inc. (REIT)	51,800	374,514
New York REIT, Inc. (REIT)	111,900	1,150,332
One Liberty Properties, Inc. (REIT)	6,900	139,587
Parkway Properties, Inc./Maryland (REIT)	50,158	941,967
Pebblebrook Hotel Trust (REIT)	45,428	1,696,281
Pennsylvania Real Estate Investment Trust (REIT)	49,160	980,250
PennyMac Mortgage Investment Trust (REIT)	46,763	1,002,131
Potlatch Corp. (REIT)	28,600	1,150,006
PS Business Parks, Inc. (REIT)	13,120	998,957
RAIT Financial Trust (REIT)	54,300	403,449
Ramco-Gershenson Properties Trust (REIT)	48,260	784,225
Redwood Trust, Inc. (REIT)	61,900	1,026,302
Resource Capital Corp. (REIT)	75,850	369,389
Retail Opportunity Investments Corp. (REIT)	51,500	757,050
Rexford Industrial Realty, Inc. (REIT)	28,700	397,208
RLJ Lodging Trust (REIT)	91,700	2,610,699
Rouse Properties, Inc. (REIT)	23,600	381,612
Ryman Hospitality Properties, Inc. (REIT)	30,216	1,429,217
Sabra Health Care REIT, Inc. (REIT)	26,200	637,184
Saul Centers, Inc. (REIT)	2,050	95,817
Select Income REIT (REIT)	23,400	562,770
Silver Bay Realty Trust Corp. (REIT)	24,422	395,881
Sovran Self Storage, Inc. (REIT)	22,520	1,674,587
STAG Industrial, Inc. (REIT)	30,200	625,442
Strategic Hotels & Resorts, Inc. (REIT)*	157,072	1,829,889
Summit Hotel Properties, Inc. (REIT)	47,700	514,206
Sun Communities, Inc. (REIT)	26,840	1,355,420
Sunstone Hotel Investors, Inc. (REIT)	122,263	1,689,675
Terreno Realty Corp. (REIT)	21,100	397,313
Universal Health Realty Income Trust (REIT)	7,650	318,852
Urstadt Biddle Properties, Inc. (REIT), Class A	10,670	216,601
Washington Real Estate Investment Trust (REIT)	47,800	1,213,164
Western Asset Mortgage Capital Corp. (REIT)	26,500	391,670

		88,222,270

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	31,100	1,118,667
Altisource Asset Management Corp.*	900	607,509
Altisource Portfolio Solutions S.A.*	9,300	937,440
AV Homes, Inc.*	6,900	101,085
Forestar Group, Inc.*	24,000	425,280
Kennedy-Wilson Holdings, Inc.	44,500	1,066,220
St. Joe Co.*	40,200	801,186
Tejon Ranch Co.*	3,800	106,552

		5,163,939

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	57,300	709,947
Bank Mutual Corp.	23,500	150,635
BankFinancial Corp.	15,400	159,852
Beneficial Mutual Bancorp, Inc.*	8,570	109,525
Berkshire Hills Bancorp, Inc.	14,800	347,652
BofI Holding, Inc.*	8,700	632,577
Brookline Bancorp, Inc.	51,156	437,384
Capitol Federal Financial, Inc.	107,700	1,273,014
Charter Financial Corp./Maryland	20,676	221,233
Dime Community Bancshares, Inc.	13,600	195,840
ESB Financial Corp.	11,524	134,600
Essent Group Ltd.*	26,500	567,365
EverBank Financial Corp.	58,200	1,027,812
Fox Chase Bancorp, Inc.	16,500	269,115
Franklin Financial Corp./Virginia*	16,400	305,204
Home Loan Servicing Solutions Ltd.	50,900	1,078,571
Kearny Financial Corp.*	11,107	148,056
Meridian Bancorp, Inc.*	28,699	303,062
MGIC Investment Corp.*	237,551	1,855,273
NMI Holdings, Inc., Class A*	29,000	250,850
Northfield Bancorp, Inc.	42,058	572,830
Northwest Bancshares, Inc.	78,390	948,519
OceanFirst Financial Corp.	16,387	260,717
Oritani Financial Corp.	39,194	552,244
Provident Financial Services, Inc.	43,000	703,910
Radian Group, Inc.	129,166	1,841,907
Territorial Bancorp, Inc.	5,400	109,566
TrustCo Bank Corp.	66,200	426,328
United Financial Bancorp, Inc.	26,345	334,318
Washington Federal, Inc.	64,400	1,311,184
WSFS Financial Corp.	3,700	264,957

		17,504,047

Total Financials		326,321,975

Health Care (15.5%)
Biotechnology (4.5%)
ACADIA Pharmaceuticals, Inc.*	50,700	1,255,332
Acceleron Pharma, Inc.*	10,500	317,520
Achillion Pharmaceuticals, Inc.*	82,900	827,342
Acorda Therapeutics, Inc.*	28,100	952,028
Aegerion Pharmaceuticals, Inc.*	21,300	710,994
Agios Pharmaceuticals, Inc.*	8,600	527,610
Akebia Therapeutics, Inc.*	1,200	26,556
Alder Biopharmaceuticals, Inc.*	2,100	26,628
AMAG Pharmaceuticals, Inc.*	19,553	623,936
Anacor Pharmaceuticals, Inc.*	17,500	428,225
Arena Pharmaceuticals, Inc.*	168,800	707,272
ARIAD Pharmaceuticals, Inc.*	104,700	565,380
Array BioPharma, Inc.*	92,500	330,225
Arrowhead Research Corp.*	33,000	487,410
Auspex Pharmaceuticals, Inc.*	1,000	25,670
BioCryst Pharmaceuticals, Inc.*	44,500	435,210
BioTime, Inc.*	31,000	97,340
Bluebird Bio, Inc.*	12,100	434,148
Celldex Therapeutics, Inc.*	60,800	787,968
Cepheid, Inc.*	43,500	1,915,305
Chelsea Therapeutics International Ltd.(b)*†	52,100	4,168
ChemoCentryx, Inc.*	3,400	15,300
Chimerix, Inc.*	17,100	472,302
Clovis Oncology, Inc.*	15,700	712,152
CTI BioPharma Corp.*	58,000	140,360
Cubist Pharmaceuticals, Inc.*	193,622	12,844,883
Cytokinetics, Inc.*	6,200	21,824
Cytori Therapeutics, Inc.*	21,400	14,466
CytRx Corp.*	19,000	48,260
Dendreon Corp.*	97,700	140,688
Dicerna Pharmaceuticals, Inc.*	1,300	16,549
Durata Therapeutics, Inc.*	5,000	63,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dyax Corp.*	77,700	$786,324
Dynavax Technologies Corp.*	210,600	301,158
Emergent Biosolutions, Inc.*	18,700	398,497
Enanta Pharmaceuticals, Inc.*	1,900	75,183
Epizyme, Inc.*	5,200	140,972
Exact Sciences Corp.*	55,100	1,067,838
Exelixis, Inc.*	142,700	218,331
Flexion Therapeutics, Inc.*	200	3,652
Foundation Medicine, Inc.*	3,900	73,944
Galectin Therapeutics, Inc.*	2,000	10,060
Galena Biopharma, Inc.*	49,500	101,970
Genomic Health, Inc.*	8,400	237,804
Geron Corp.*	100	200
Halozyme Therapeutics, Inc.*	59,200	538,720
Hyperion Therapeutics, Inc.*	1,200	30,264
Idera Pharmaceuticals, Inc.*	17,100	39,159
ImmunoGen, Inc.*	64,800	686,232
Immunomedics, Inc.*	48,800	181,536
Infinity Pharmaceuticals, Inc.*	34,600	464,332
Inovio Pharmaceuticals, Inc.*	38,200	376,270
Insmed, Inc.*	24,800	323,640
Insys Therapeutics, Inc.*	7,200	279,216
Intrexon Corp.*	22,600	419,908
Ironwood Pharmaceuticals, Inc.*	72,800	943,124
Isis Pharmaceuticals, Inc.*	120,195	4,667,172
Karyopharm Therapeutics, Inc.*	7,900	276,026
Keryx Biopharmaceuticals, Inc.*	61,400	844,250
Kindred Biosciences, Inc.*	100	925
KYTHERA Biopharmaceuticals, Inc.*	16,100	527,436
Lexicon Pharmaceuticals, Inc.*	224,300	316,263
Ligand Pharmaceuticals, Inc.*	12,050	566,230
MacroGenics, Inc.*	4,100	85,690
MannKind Corp.*	144,855	856,093
Merrimack Pharmaceuticals, Inc.*	65,700	576,846
MiMedx Group, Inc.*	60,900	434,217
Momenta Pharmaceuticals, Inc.*	33,100	375,354
Navidea Biopharmaceuticals, Inc.*	38,000	50,160
Neuralstem, Inc.*	9,900	32,472
Neurocrine Biosciences, Inc.*	43,100	675,377
NewLink Genetics Corp.*	14,000	299,880
Northwest Biotherapeutics, Inc.*	17,300	87,019
Novavax, Inc.*	128,700	536,679
NPS Pharmaceuticals, Inc.*	295,345	7,678,970
OncoMed Pharmaceuticals, Inc.*	1,700	32,181
Ophthotech Corp.*	8,800	342,584
OPKO Health, Inc.*	135,300	1,151,403
Orexigen Therapeutics, Inc.*	75,800	322,908
Organovo Holdings, Inc.*	9,900	63,063
Osiris Therapeutics, Inc.*	29,000	365,110
PDL BioPharma, Inc.	101,200	755,964
Pharmacyclics, Inc.*	72,444	8,507,099
Portola Pharmaceuticals, Inc.*	23,400	591,552
Progenics Pharmaceuticals, Inc.*	35,400	183,726
Prothena Corp. plc*	16,600	367,856
PTC Therapeutics, Inc.*	14,100	620,541
Puma Biotechnology, Inc.*	47,388	11,305,355
Raptor Pharmaceutical Corp.*	49,500	474,705
Receptos, Inc.*	38,860	2,413,595
Repligen Corp.*	20,900	416,119
Retrophin, Inc.*	6,200	55,924
Rigel Pharmaceuticals, Inc.*	58,400	113,296
Sangamo BioSciences, Inc.*	42,200	455,127
Sarepta Therapeutics, Inc.*	23,100	487,410
Spectrum Pharmaceuticals, Inc.*	46,200	376,068
Sunesis Pharmaceuticals, Inc.*	4,100	29,274
Synageva BioPharma Corp.*	71,944	4,948,308
Synergy Pharmaceuticals, Inc.*	27,400	76,309
Synta Pharmaceuticals Corp.*	11,500	34,615
TESARO, Inc.*	166,339	4,477,846
TG Therapeutics, Inc.*	5,600	59,752
Threshold Pharmaceuticals, Inc.*	29,400	106,134
Ultragenyx Pharmaceutical, Inc.*	4,100	232,060
Vanda Pharmaceuticals, Inc.*	26,703	277,177
Verastem, Inc.*	16,290	138,791
Versartis, Inc.*	900	17,091
Vital Therapies, Inc.*	1,100	22,451
Xencor, Inc.*	100	931
XOMA Corp.*	35,000	147,350
ZIOPHARM Oncology, Inc.*	27,400	72,336

		92,603,855

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	14,700	745,437
ABIOMED, Inc.*	22,900	568,607
Accuray, Inc.*	48,667	353,322
Align Technology, Inc.*	193,954	10,023,543
Analogic Corp.	8,700	556,452
AngioDynamics, Inc.*	11,800	161,896
Anika Therapeutics, Inc.*	8,000	293,280
Antares Pharma, Inc.*	74,900	137,067
AtriCure, Inc.*	1,700	25,024
Atrion Corp.	1,300	396,513
Cantel Medical Corp.	23,175	796,757
Cardiovascular Systems, Inc.*	15,100	356,813
Cerus Corp.*	28,600	114,686
CONMED Corp.	18,600	685,224
CryoLife, Inc.	16,300	160,881
Cyberonics, Inc.*	21,700	1,110,172
Cynosure, Inc., Class A*	18,231	382,851
Derma Sciences, Inc.*	100	833
DexCom, Inc.*	47,700	1,907,523
Endologix, Inc.*	46,600	493,960
Exactech, Inc.*	18,800	430,332
GenMark Diagnostics, Inc.*	26,400	236,808
Globus Medical, Inc., Class A*	39,500	776,965
Greatbatch, Inc.*	15,100	643,411
Haemonetics Corp.*	37,000	1,292,040
HeartWare International, Inc.*	122,644	9,520,854
ICU Medical, Inc.*	7,600	487,768
Insulet Corp.*	221,986	8,180,184
Integra LifeSciences Holdings Corp.*	14,300	709,852
Invacare Corp.	20,100	237,381
K2M Group Holdings, Inc.*	1,600	23,088
LDR Holding Corp.*	10,300	320,639
Masimo Corp.*	33,950	722,456
Meridian Bioscience, Inc.	26,900	475,861
Merit Medical Systems, Inc.*	32,675	388,179
Natus Medical, Inc.*	16,700	492,817
Neogen Corp.*	27,450	1,084,275
NuVasive, Inc.*	33,600	1,171,632
NxStage Medical, Inc.*	43,200	567,216
OraSure Technologies, Inc.*	39,600	285,912
Orthofix International N.V.*	12,500	387,000
PhotoMedex, Inc.*	17,200	106,640
Quidel Corp.*	17,900	480,973
Rockwell Medical, Inc.*	27,900	255,006
RTI Surgical, Inc.*	26,600	127,148
Sirona Dental Systems, Inc.*	145,106	11,126,728
Spectranetics Corp.*	35,600	945,892
STAAR Surgical Co.*	30,600	325,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS Corp.	36,900	$1,991,124
SurModics, Inc.*	19,900	361,384
Symmetry Medical, Inc.*	22,800	230,052
Thoratec Corp.*	41,400	1,106,622
Tornier N.V.*	18,800	449,320
Unilife Corp.*	34,300	78,718
Vascular Solutions, Inc.*	18,600	459,420
Volcano Corp.*	37,700	401,128
West Pharmaceutical Services, Inc.	50,200	2,246,952
Wright Medical Group, Inc.*	30,600	927,180
Zeltiq Aesthetics, Inc.*	21,800	493,334

		69,818,410

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.*	365,694	17,736,159
Air Methods Corp.*	25,900	1,438,745
Almost Family, Inc.*	5,700	154,869
Amedisys, Inc.*	20,300	409,451
AMN Healthcare Services, Inc.*	32,800	514,960
Amsurg Corp.*	26,416	1,322,121
Bio-Reference Laboratories, Inc.*	15,800	443,348
BioScrip, Inc.*	42,100	290,911
Capital Senior Living Corp.*	30,800	653,884
Chemed Corp.	11,000	1,131,900
CorVel Corp.*	10,500	357,525
Cross Country Healthcare, Inc.*	1,000	9,290
Ensign Group, Inc.	11,700	407,160
Envision Healthcare Holdings, Inc.*	367,028	12,728,531
ExamWorks Group, Inc.*	20,300	664,825
Five Star Quality Care, Inc.*	38,800	146,276
Gentiva Health Services, Inc.*	20,000	335,600
Hanger, Inc.*	26,500	543,780
HealthSouth Corp.	61,500	2,269,350
Healthways, Inc.*	25,900	414,918
IPC The Hospitalist Co., Inc.*	10,800	483,732
Kindred Healthcare, Inc.	33,541	650,695
Landauer, Inc.	5,833	192,547
LHC Group, Inc.*	9,300	215,760
Magellan Health, Inc.*	20,500	1,121,965
MEDNAX, Inc.*	128,434	7,040,752
Molina Healthcare, Inc.*	20,050	848,115
MWI Veterinary Supply, Inc.*	8,900	1,320,760
National Healthcare Corp.	6,100	338,611
National Research Corp., Class A*	9,644	125,468
Owens & Minor, Inc.#	39,450	1,291,593
PharMerica Corp.*	20,800	508,144
Premier, Inc., Class A*	297,995	9,792,116
Providence Service Corp.*	12,600	609,588
RadNet, Inc.*	7,400	48,988
Select Medical Holdings Corp.	50,019	601,729
Skilled Healthcare Group, Inc., Class A*	22,290	147,114
Surgical Care Affiliates, Inc.*	700	18,711
Team Health Holdings, Inc.*	43,900	2,545,761
Triple-S Management Corp., Class B*	11,900	236,810
U.S. Physical Therapy, Inc.	6,200	219,418
Universal American Corp.*	21,200	170,448
WellCare Health Plans, Inc.*	28,900	1,743,826

		72,246,254

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	6,200	80,228
Computer Programs & Systems, Inc.	6,500	373,685
HealthStream, Inc.*	15,100	362,551
HMS Holdings Corp.*	66,900	1,261,065
MedAssets, Inc.*	45,400	940,688
Medidata Solutions, Inc.*	38,400	1,700,736
Merge Healthcare, Inc.*	69,400	152,680
Omnicell, Inc.*	23,800	650,454
Quality Systems, Inc.	27,800	382,806
Vocera Communications, Inc.*	2,000	16,140

		5,921,033

Life Sciences Tools & Services (1.2%)
Accelerate Diagnostics, Inc.*	14,400	309,312
Affymetrix, Inc.*	58,100	463,638
Albany Molecular Research, Inc.*	14,600	322,222
Cambrex Corp.*	29,600	552,928
Fluidigm Corp.*	18,500	453,250
Furiex Pharmaceuticals, Inc.(b)*†	4,400	42,988
ICON plc*	168,906	9,666,490
Luminex Corp.*	28,500	555,750
Pacific Biosciences of California, Inc.*	63,400	311,294
PAREXEL International Corp.*	36,177	2,282,407
Quintiles Transnational Holdings, Inc.*	156,292	8,717,968
Sequenom, Inc.*	18,200	54,054

		23,732,301

Pharmaceuticals (2.6%)
AcelRx Pharmaceuticals, Inc.*	6,700	36,783
Aerie Pharmaceuticals, Inc.*	1,700	35,173
Akorn, Inc.*	508,624	18,447,793
Ampio Pharmaceuticals, Inc.*	27,500	97,075
ANI Pharmaceuticals, Inc.*	1,400	39,592
Aratana Therapeutics, Inc.*	1,700	17,068
Auxilium Pharmaceuticals, Inc.*	37,600	1,122,360
AVANIR Pharmaceuticals, Inc.*	104,900	1,250,408
BioDelivery Sciences International, Inc.*	26,500	452,885
Catalent, Inc.*	30,645	767,044
Corcept Therapeutics, Inc.*	30,300	81,204
Depomed, Inc.*	41,700	633,423
Endocyte, Inc.*	13,200	80,256
GW Pharmaceuticals plc (ADR)*	54,200	4,382,070
Horizon Pharma plc*	35,300	433,484
Impax Laboratories, Inc.*	45,600	1,081,176
Jazz Pharmaceuticals plc*	93,069	14,943,159
Lannett Co., Inc.*	20,200	922,736
Medicines Co.*	45,300	1,011,096
Nektar Therapeutics*	79,800	963,186
Omeros Corp.*	5,100	64,872
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	21,300	2,064,396
Pernix Therapeutics Holdings, Inc.*	19,068	146,442
Phibro Animal Health Corp., Class A	1,700	38,097
POZEN, Inc.*	44,900	329,566
Prestige Brands Holdings, Inc.*	36,100	1,168,557
Relypsa, Inc.*	2,700	56,943
Repros Therapeutics, Inc.*	14,700	145,530
Revance Therapeutics, Inc.*	1,900	36,727
Sagent Pharmaceuticals, Inc.*	13,900	432,290
SciClone Pharmaceuticals, Inc.*	52,900	364,481
Sucampo Pharmaceuticals, Inc., Class A*	22,100	143,650
Supernus Pharmaceuticals, Inc.*	4,200	36,498
TherapeuticsMD, Inc.*	59,700	277,008
Theravance Biopharma, Inc.*	14,900	343,445
Theravance, Inc.	52,300	893,807
VIVUS, Inc.*	77,500	299,150
XenoPort, Inc.*	30,000	161,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Zogenix, Inc.*	25,700	$29,555

		53,833,685

Total Health Care		318,155,538

Industrials (18.3%)
Aerospace & Defense (2.5%)
AAR Corp.	24,500	591,675
Aerovironment, Inc.*	9,000	270,630
American Science & Engineering, Inc.	6,082	336,821
Astronics Corp.*	10,800	514,944
Astronics Corp., Class B*	3,840	182,400
Cubic Corp.	12,600	589,680
Curtiss-Wright Corp.	33,000	2,175,360
DigitalGlobe, Inc.*	53,817	1,533,785
Engility Holdings, Inc.*	12,400	386,508
Esterline Technologies Corp.*	20,200	2,247,654
GenCorp, Inc.*	35,500	566,935
HEICO Corp.	45,146	2,108,318
Hexcel Corp.*	469,416	18,635,815
KEYW Holding Corp.*	1,500	16,605
Moog, Inc., Class A*	28,300	1,935,720
National Presto Industries, Inc.	578	35,090
Orbital Sciences Corp.*	39,400	1,095,320
Taser International, Inc.*	42,400	654,656
Teledyne Technologies, Inc.*	23,400	2,199,834
TransDigm Group, Inc.	79,847	14,718,198

		50,795,948

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	9,600	69,888
Atlas Air Worldwide Holdings, Inc.*	18,600	614,172
Echo Global Logistics, Inc.*	14,700	346,185
Expeditors International of Washington, Inc.	271,195	11,005,093
Forward Air Corp.	22,600	1,013,158
Hub Group, Inc., Class A*	28,900	1,171,317
Park-Ohio Holdings Corp.	3,900	186,654
UTi Worldwide, Inc.*	65,600	697,328
XPO Logistics, Inc.*	33,237	1,252,038

		16,355,833

Airlines (0.2%)
Allegiant Travel Co.	10,190	1,260,095
Hawaiian Holdings, Inc.*	35,900	482,855
JetBlue Airways Corp.*	176,800	1,877,616
Republic Airways Holdings, Inc.*	32,400	359,964
SkyWest, Inc.	29,900	232,622

		4,213,152

Building Products (0.3%)
AAON, Inc.	30,262	514,757
Apogee Enterprises, Inc.	21,300	847,740
Builders FirstSource, Inc.*	3,200	17,440
Continental Building Products, Inc.*	900	13,140
Gibraltar Industries, Inc.*	11,000	150,590
Griffon Corp.	14,300	162,877
Insteel Industries, Inc.	4,300	88,408
Masonite International Corp.*	18,700	1,035,606
NCI Building Systems, Inc.*	17,800	345,320
Nortek, Inc.*	6,000	447,000
Ply Gem Holdings, Inc.*	1,600	17,344
Quanex Building Products Corp.	25,200	455,868
Simpson Manufacturing Co., Inc.	27,800	810,370
Trex Co., Inc.*	21,800	753,626
Universal Forest Products, Inc.	14,900	636,379

		6,296,465

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	924,840
ACCO Brands Corp.*	80,600	556,140
ARC Document Solutions, Inc.*	41,600	336,960
Brady Corp., Class A	38,100	854,964
Brink’s Co.	36,800	884,672
Casella Waste Systems, Inc., Class A*	9,500	36,575
Cenveo, Inc.*	17,800	43,966
Civeo Corp.	59,700	693,117
Deluxe Corp.	33,500	1,847,860
Ennis, Inc.	4,500	59,265
G&K Services, Inc., Class A	13,400	742,092
Healthcare Services Group, Inc.	52,200	1,493,442
Heritage-Crystal Clean, Inc.*	7,200	106,992
Herman Miller, Inc.	39,300	1,173,105
HNI Corp.	35,400	1,274,046
Interface, Inc.	37,800	610,092
Kimball International, Inc., Class B	37,400	562,870
Knoll, Inc.	29,700	514,107
McGrath RentCorp	15,500	530,100
Mobile Mini, Inc.	32,000	1,119,040
MSA Safety, Inc.	18,800	928,720
Multi-Color Corp.	7,100	322,908
NL Industries, Inc.	10,400	76,544
Quad/Graphics, Inc.	20,500	394,625
Quest Resource Holding Corp.*	1,200	2,064
SP Plus Corp.*	4,100	77,736
Steelcase, Inc., Class A	60,900	985,971
Team, Inc.*	18,000	682,380
Tetra Tech, Inc.#	44,700	1,116,606
U.S. Ecology, Inc.	13,800	645,288
UniFirst Corp.	9,400	907,946
United Stationers, Inc.	27,190	1,021,528
Viad Corp.	4,000	82,600
West Corp.	24,500	721,770

		22,330,931

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	560,700
Ameresco, Inc., Class A*	3,800	26,030
Argan, Inc.	200	6,676
Comfort Systems USA, Inc.	20,900	283,195
Dycom Industries, Inc.*	22,700	697,117
EMCOR Group, Inc.	48,500	1,938,060
Furmanite Corp.*	15,100	102,076
Granite Construction, Inc.	27,700	881,137
Great Lakes Dredge & Dock Corp.*	7,800	48,204
MasTec, Inc.*	40,300	1,233,986
MYR Group, Inc.*	18,700	450,296
Northwest Pipe Co.*	2,200	75,020
Orion Marine Group, Inc.*	6,500	64,870
Primoris Services Corp.	22,900	614,636
Tutor Perini Corp.*	19,700	520,080

		7,502,083

Electrical Equipment (1.2%)
AMETEK, Inc.	289,407	14,531,125
AZZ, Inc.	19,500	814,515
Capstone Turbine Corp.*	20,600	22,042
Encore Wire Corp.	12,200	452,498
EnerSys, Inc.	29,800	1,747,472
Franklin Electric Co., Inc.	33,600	1,167,264
FuelCell Energy, Inc.*	140,300	293,227
Generac Holdings, Inc.*	43,700	1,771,598
General Cable Corp.	36,000	542,880
Global Power Equipment Group, Inc.	4,600	68,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
GrafTech International Ltd.*	84,500	$387,010
Plug Power, Inc.*	106,200	487,458
Polypore International, Inc.*	33,700	1,311,267
Powell Industries, Inc.	7,000	286,020
PowerSecure International, Inc.*	1,000	9,580
Preformed Line Products Co.	2,098	110,691
Thermon Group Holdings, Inc.*	14,300	349,206
Vicor Corp.*	19,400	182,360

		24,534,753

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	196,480	15,793,062
Raven Industries, Inc.	26,000	634,400

		16,427,462

Machinery (5.6%)
Actuant Corp., Class A	328,362	10,021,608
Alamo Group, Inc.	3,800	155,800
Albany International Corp., Class A	16,700	568,468
Altra Industrial Motion Corp.	16,800	489,888
American Railcar Industries, Inc.	7,700	569,184
Astec Industries, Inc.	11,400	415,758
Barnes Group, Inc.	39,110	1,186,988
Blount International, Inc.*	30,600	462,978
Briggs & Stratton Corp.	35,000	630,700
Chart Industries, Inc.*	139,256	8,512,719
CIRCOR International, Inc.	10,900	733,897
CLARCOR, Inc.	33,200	2,094,256
Columbus McKinnon Corp.	6,900	151,731
Douglas Dynamics, Inc.	2,200	42,900
Dynamic Materials Corp.	3,100	59,055
Energy Recovery, Inc.*	15,000	53,100
EnPro Industries, Inc.*	12,800	774,784
ESCO Technologies, Inc.	20,800	723,424
Federal Signal Corp.	45,300	599,772
Gorman-Rupp Co.	10,843	325,724
Graham Corp.	7,500	215,625
Greenbrier Cos., Inc.	17,400	1,276,812
Harsco Corp.	51,300	1,098,333
Hillenbrand, Inc.	45,000	1,390,050
Hyster-Yale Materials Handling, Inc.	7,600	544,312
IDEX Corp.	256,889	18,591,057
John Bean Technologies Corp.	18,400	517,592
Kadant, Inc.	8,500	331,925
L.B. Foster Co., Class A	6,800	312,392
Lincoln Electric Holdings, Inc.	223,745	15,468,611
Lindsay Corp.	8,200	612,950
Lydall, Inc.*	13,100	353,831
Meritor, Inc.*	65,800	713,930
Middleby Corp.*	194,443	17,136,262
Miller Industries, Inc.	10,500	177,450
Mueller Industries, Inc.	40,600	1,158,724
Mueller Water Products, Inc., Class A	97,400	806,472
NN, Inc.	11,200	299,264
Omega Flex, Inc.	13,300	258,818
Proto Labs, Inc.*	12,300	848,700
RBC Bearings, Inc.	17,300	980,910
Rexnord Corp.*	47,700	1,357,065
Standex International Corp.	9,600	711,744
Sun Hydraulics Corp.	12,000	451,080
Tennant Co.	13,800	925,842
Titan International, Inc.	40,000	472,800
TriMas Corp.*	32,000	778,560
Twin Disc, Inc.	4,300	115,928
Valmont Industries, Inc.	102,056	13,770,416
Wabash National Corp.*	37,700	502,164
Watts Water Technologies, Inc., Class A	17,792	1,036,384
Woodward, Inc.	45,900	2,185,758

		113,974,495

Marine (1.0%)
International Shipholding Corp.	11,200	200,368
Kirby Corp.*	166,530	19,625,561
Knightsbridge Tankers Ltd.	200	1,770
Matson, Inc.	30,800	770,924
Navios Maritime Holdings, Inc.	39,200	235,200
Safe Bulkers, Inc.	200	1,332
Scorpio Bulkers, Inc.*	90,494	526,675

		21,361,830

Professional Services (1.5%)
Acacia Research Corp.	38,700	599,076
Advisory Board Co.*	26,700	1,243,953
CDI Corp.	6,500	94,380
Corporate Executive Board Co.	21,500	1,291,505
CRA International, Inc.*	1,100	27,973
Exponent, Inc.	10,000	708,800
FTI Consulting, Inc.*	30,200	1,055,792
Heidrick & Struggles International, Inc.	1,300	26,702
Huron Consulting Group, Inc.*	17,969	1,095,570
ICF International, Inc.*	11,700	360,243
Insperity, Inc.	14,100	385,494
Kelly Services, Inc., Class A	10,500	164,535
Kforce, Inc.	21,300	416,841
Korn/Ferry International*	30,100	749,490
Mistras Group, Inc.*	2,600	53,040
Navigant Consulting, Inc.*	38,800	539,708
On Assignment, Inc.*	33,400	896,790
Paylocity Holding Corp.*	600	11,790
Pendrell Corp.*	66,300	88,842
Resources Connection, Inc.	25,200	351,288
Robert Half International, Inc.	377,354	18,490,346
RPX Corp.*	33,700	462,701
TriNet Group, Inc.*	100	2,575
TrueBlue, Inc.*	28,300	714,858
VSE Corp.	2,400	117,648
WageWorks, Inc.*	22,292	1,014,955

		30,964,895

Road & Rail (1.1%)
ArcBest Corp.	18,600	693,780
Celadon Group, Inc.	500	9,725
Genesee & Wyoming, Inc., Class A*	175,111	16,689,829
Heartland Express, Inc.	37,900	908,084
Knight Transportation, Inc.	46,800	1,281,852
Marten Transport Ltd.	13,600	242,216
Patriot Transportation Holding, Inc.*	2,900	98,368
Quality Distribution, Inc.*	3,200	40,896
Roadrunner Transportation Systems, Inc.*	17,700	403,383
Saia, Inc.*	14,700	728,532
Swift Transportation Co.*	56,900	1,193,762
Universal Truckload Services, Inc.	3,800	92,150
Werner Enterprises, Inc.	30,200	761,040
YRC Worldwide, Inc.*	19,600	398,272

		23,541,889

Trading Companies & Distributors (1.8%)
Aceto Corp.	17,900	345,828
Aircastle Ltd.	41,700	682,212
Applied Industrial Technologies, Inc.	31,900	1,456,235
Beacon Roofing Supply, Inc.*	33,000	840,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CAI International, Inc.*	2,200	$42,570
DXP Enterprises, Inc.*	6,900	508,392
H&E Equipment Services, Inc.	21,700	874,076
Houston Wire & Cable Co.	5,500	65,890
Kaman Corp.	20,700	813,510
MSC Industrial Direct Co., Inc., Class A	146,511	12,520,830
Rush Enterprises, Inc., Class A*	22,000	735,900
Stock Building Supply Holdings, Inc.*	1,200	18,852
TAL International Group, Inc.*	22,700	936,375
Textainer Group Holdings Ltd.	15,400	479,248
United Rentals, Inc.*	141,118	15,678,210
Watsco, Inc.	18,600	1,602,948

		37,601,916

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	579,420

Total Industrials		376,481,072

Information Technology (19.9%)
Communications Equipment (2.4%)
ADTRAN, Inc.	42,500	872,525
Alliance Fiber Optic Products, Inc.	4,100	50,963
Applied Optoelectronics, Inc.*	1,800	28,980
Aruba Networks, Inc.*	67,200	1,450,176
Bel Fuse, Inc., Class B	3,000	74,220
Black Box Corp.	8,600	200,552
CalAmp Corp.*	32,600	574,412
Calix, Inc.*	7,600	72,732
Ciena Corp.*	77,100	1,289,112
Clearfield, Inc.*	1,500	19,095
Comtech Telecommunications Corp.	13,400	497,810
Digi International, Inc.*	13,500	101,250
Emulex Corp.*	7,900	39,026
Extreme Networks, Inc.*	27,700	132,683
F5 Networks, Inc.*	126,461	15,015,979
Finisar Corp.*	64,300	1,069,309
Harmonic, Inc.*	77,700	492,618
Infinera Corp.*	75,000	800,250
InterDigital, Inc.	25,600	1,019,392
Ixia*	32,750	299,335
KVH Industries, Inc.*	11,500	130,180
NETGEAR, Inc.*	26,300	821,875
Numerex Corp., Class A*	300	3,144
Oclaro, Inc.*	5,100	7,293
Oplink Communications, Inc.	6,900	116,058
Palo Alto Networks, Inc.*	182,192	17,873,035
ParkerVision, Inc.*	6,300	7,182
Plantronics, Inc.	31,600	1,509,848
Polycom, Inc.*	87,800	1,078,623
Procera Networks, Inc.*	2,200	21,076
Ruckus Wireless, Inc.*	30,500	407,480
ShoreTel, Inc.*	18,280	121,562
Sonus Networks, Inc.*	159,000	543,780
Tessco Technologies, Inc.	200	5,798
Ubiquiti Networks, Inc.*	18,900	709,317
ViaSat, Inc.*	28,600	1,576,432

		49,033,102

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.*	12,800	150,144
Anixter International, Inc.	18,200	1,544,088
Badger Meter, Inc.	9,500	479,275
Belden, Inc.	31,200	1,997,424
Benchmark Electronics, Inc.*	34,300	761,803
Checkpoint Systems, Inc.*	26,100	319,203
Cognex Corp.*	59,800	2,408,146
Coherent, Inc.*	17,800	1,092,386
Control4 Corp.*	3,100	40,083
CTS Corp.	21,400	340,046
CUI Global, Inc.*	1,200	8,688
Daktronics, Inc.	24,300	298,647
DTS, Inc.*	1,508	38,077
Electro Rent Corp.	13,800	190,026
Electro Scientific Industries, Inc.	7,000	47,530
Fabrinet*	31,300	456,980
FARO Technologies, Inc.*	13,195	669,646
FEI Co.	29,700	2,239,974
GSI Group, Inc.*	9,400	108,006
II-VI, Inc.*	37,100	436,667
Insight Enterprises, Inc.*	33,600	760,368
InvenSense, Inc.*	436,295	8,608,100
Itron, Inc.*	28,600	1,124,266
Kemet Corp.*	35,000	144,200
Littelfuse, Inc.	16,500	1,405,470
Maxwell Technologies, Inc.*	7,300	63,656
Measurement Specialties, Inc.*	11,900	1,018,759
Mercury Systems, Inc.*	5,000	55,050
Mesa Laboratories, Inc.	200	11,556
Methode Electronics, Inc.	26,100	962,307
MTS Systems Corp.	11,300	771,338
Multi-Fineline Electronix, Inc.*	5,750	53,763
Newport Corp.*	29,600	524,512
OSI Systems, Inc.*	13,800	876,024
Park Electrochemical Corp.	13,200	310,860
PC Connection, Inc.	400	8,588
Plexus Corp.*	25,895	956,303
RealD, Inc.*	18,800	176,156
Rofin-Sinar Technologies, Inc.*	19,200	442,752
Rogers Corp.*	11,300	618,788
Sanmina Corp.*	50,800	1,059,688
ScanSource, Inc.*	21,400	740,226
Speed Commerce, Inc.*	2,500	6,875
SYNNEX Corp.*	18,000	1,163,340
TTM Technologies, Inc.*	20,811	141,723
Universal Display Corp.*	30,900	1,008,576
Viasystems Group, Inc.*	9,200	144,440
Vishay Precision Group, Inc.*	10,800	161,352
Zebra Technologies Corp., Class A*	160,090	11,361,587

		48,307,462

Internet Software & Services (3.4%)
Aerohive Networks, Inc.*	1,300	10,426
Amber Road, Inc.*	1,000	17,340
Angie’s List, Inc.*	7,500	47,775
Bankrate, Inc.*	35,933	408,199
Bazaarvoice, Inc.*	6,200	45,818
Benefitfocus, Inc.*	1,900	51,186
Blucora, Inc.*	28,400	432,816
Borderfree, Inc.*	1,000	12,900
Brightcove, Inc.*	5,400	30,132
Carbonite, Inc.*	10,300	105,472
Care.com, Inc.*	1,600	13,040
ChannelAdvisor Corp.*	400	6,560
comScore, Inc.*	22,900	833,789
Constant Contact, Inc.*	20,500	556,370
Conversant, Inc.*	45,700	1,565,225
Cornerstone OnDemand, Inc.*	33,800	1,163,058
CoStar Group, Inc.*	74,937	11,655,701
Cvent, Inc.*	238,975	6,062,796
Dealertrack Technologies, Inc.*	34,000	1,475,940
Demand Media, Inc.*	1,600	14,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Demandware, Inc.*	19,100	$972,572
Dice Holdings, Inc.*	6,400	53,632
Digital River, Inc.*	23,100	335,412
E2open, Inc.*	1,400	13,034
EarthLink Holdings Corp.	15,500	53,010
Endurance International Group Holdings, Inc.*	18,700	304,249
Envestnet, Inc.*	21,600	972,000
Everyday Health, Inc.*	1,200	16,764
Five9, Inc.*	1,200	7,848
Global Eagle Entertainment, Inc.*	1,200	13,464
Gogo, Inc.*	35,500	598,530
GrubHub, Inc.*	700	23,968
GTT Communications, Inc.*	1,600	19,056
Internap Network Services Corp.*	24,100	166,290
Intralinks Holdings, Inc.*	17,900	144,990
j2 Global, Inc.	32,900	1,623,944
Limelight Networks, Inc.*	46,400	108,344
Liquidity Services, Inc.*	4,100	56,375
LivePerson, Inc.*	37,800	475,902
LogMeIn, Inc.*	14,600	672,622
Marchex, Inc., Class B	1,800	7,470
Marin Software, Inc.*	1,900	16,340
Marketo, Inc.*	16,300	526,490
Millennial Media, Inc.*	12,400	23,064
Monster Worldwide, Inc.*	86,600	476,300
Move, Inc.*	37,975	795,956
NIC, Inc.	45,895	790,312
OPOWER, Inc.*	1,500	28,290
Pandora Media, Inc.*	420,711	10,164,378
Perficient, Inc.*	19,700	295,303
Q2 Holdings, Inc.*	1,200	16,800
QuinStreet, Inc.*	4,700	19,505
RealNetworks, Inc.*	10,250	71,237
Reis, Inc.	200	4,718
Rightside Group Ltd.*	1,600	15,600
SciQuest, Inc.*	6,900	103,776
Shutterstock, Inc.*	9,700	692,386
SPS Commerce, Inc.*	12,300	653,745
Stamps.com, Inc.*	2,000	63,520
TechTarget, Inc.*	24,400	209,596
Textura Corp.*	11,600	306,240
Travelzoo, Inc.*	700	10,850
Tremor Video, Inc.*	9,000	21,060
Trulia, Inc.*	23,500	1,149,150
Unwired Planet, Inc.*	13,196	24,544
Vistaprint N.V.*	22,000	1,205,380
Web.com Group, Inc.*	30,400	606,784
WebMD Health Corp.*	25,400	1,061,974
Wix.com Ltd.*	1,800	29,250
XO Group, Inc.*	16,300	182,723
Xoom Corp.*	19,600	430,220
Yelp, Inc.*	131,719	8,989,822
YuMe, Inc.*	2,900	14,500
Zillow, Inc., Class A*	75,699	8,780,327
Zix Corp.*	28,700	98,154

		69,026,473

IT Services (1.7%)
Acxiom Corp.*	58,200	963,210
Blackhawk Network Holdings, Inc.*	34,495	1,117,638
CACI International, Inc., Class A*	16,700	1,190,209
Cardtronics, Inc.*	30,900	1,087,680
Cass Information Systems, Inc.	5,101	211,181
Ciber, Inc.*	30,100	103,243
Computer Task Group, Inc.	15,200	168,720
Convergys Corp.	72,700	1,295,514
CSG Systems International, Inc.	22,600	593,928
Datalink Corp.*	1,000	10,630
EPAM Systems, Inc.*	22,600	989,654
Euronet Worldwide, Inc.*	36,940	1,765,363
EVERTEC, Inc.	41,700	931,578
ExlService Holdings, Inc.*	23,600	576,076
Forrester Research, Inc.	6,800	250,648
Global Cash Access Holdings, Inc.*	29,800	201,150
Hackett Group, Inc.	34,300	204,428
Heartland Payment Systems, Inc.	26,700	1,274,124
Higher One Holdings, Inc.*	9,900	24,453
iGATE Corp.*	22,300	818,856
Information Services Group, Inc.*	1,200	4,560
Lionbridge Technologies, Inc.*	3,100	13,950
Luxoft Holding, Inc.*	1,600	59,520
ManTech International Corp., Class A	14,700	396,165
MAXIMUS, Inc.	45,320	1,818,692
ModusLink Global Solutions, Inc.*	1,400	4,998
MoneyGram International, Inc.*	2,600	32,604
NeuStar, Inc., Class A*	38,300	950,989
PRGX Global, Inc.*	1,100	6,446
Sapient Corp.*	75,600	1,058,400
Science Applications International Corp.	26,700	1,180,941
ServiceSource International, Inc.*	9,300	30,039
Sykes Enterprises, Inc.*	24,228	484,075
Syntel, Inc.*	11,050	971,737
TeleTech Holdings, Inc.*	13,700	336,746
Unisys Corp.*	30,389	711,407
VeriFone Systems, Inc.*	277,430	9,538,043
Virtusa Corp.*	15,800	561,848
WEX, Inc.*	25,600	2,824,192

		34,763,635

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	24,400	458,476
Alpha & Omega Semiconductor Ltd.*	36,225	340,515
Ambarella, Inc.*	24,200	1,056,814
Amkor Technology, Inc.*	54,200	455,822
Applied Micro Circuits Corp.*	45,300	317,100
Audience, Inc.*	1,700	12,580
Axcelis Technologies, Inc.*	53,200	105,868
Brooks Automation, Inc.	40,700	427,757
Cabot Microelectronics Corp.*	17,000	704,650
Cascade Microtech, Inc.*	1,500	15,195
Cavium, Inc.*	240,768	11,973,393
CEVA, Inc.*	6,400	86,016
Cirrus Logic, Inc.*	48,500	1,011,225
Cohu, Inc.	8,700	104,139
Cypress Semiconductor Corp.*	106,300	1,049,712
Diodes, Inc.*	21,300	509,496
DSP Group, Inc.*	26,200	232,394
Entegris, Inc.*	106,800	1,228,200
Entropic Communications, Inc.*	13,400	35,644
Exar Corp.*	13,500	120,825
Fairchild Semiconductor International, Inc.*	79,400	1,233,082
FormFactor, Inc.*	10,200	73,134
GT Advanced Technologies, Inc.*	90,378	978,794
Inphi Corp.*	1,900	27,322
Integrated Device Technology, Inc.*	83,400	1,330,230
Integrated Silicon Solution, Inc.	11,900	163,506
International Rectifier Corp.*	44,500	1,746,180
Intersil Corp., Class A	939,892	13,355,865
IXYS Corp.	7,700	80,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Kopin Corp.*	40,500	$137,700
Lattice Semiconductor Corp.*	68,400	513,000
MA-COM Technology Solutions Holdings, Inc.*	7,400	161,616
MaxLinear, Inc., Class A*	23,300	160,304
Micrel, Inc.	23,400	281,502
Microsemi Corp.*	65,300	1,659,273
MKS Instruments, Inc.	40,100	1,338,538
Monolithic Power Systems, Inc.	22,700	999,935
Nanometrics, Inc.*	10,100	152,510
NVE Corp.*	1,900	122,626
OmniVision Technologies, Inc.*	38,600	1,021,356
ON Semiconductor Corp.*	1,137,995	10,173,675
PDF Solutions, Inc.*	15,700	197,977
Peregrine Semiconductor Corp.*	1,800	22,266
Pericom Semiconductor Corp.*	8,900	86,686
Photronics, Inc.*	44,500	358,225
PMC-Sierra, Inc.*	107,700	803,442
Power Integrations, Inc.	20,000	1,078,200
QuickLogic Corp.*	5,200	15,548
Rambus, Inc.*	70,500	879,840
RF Micro Devices, Inc.*	187,700	2,166,058
Rubicon Technology, Inc.*	5,000	21,250
Rudolph Technologies, Inc.*	10,300	93,215
Semtech Corp.*	46,400	1,259,760
Silicon Image, Inc.*	15,300	77,112
Silicon Laboratories, Inc.*	27,600	1,121,664
Spansion, Inc., Class A*	36,100	822,719
Synaptics, Inc.*	22,500	1,647,000
Teradyne, Inc.	222,656	4,317,300
Tessera Technologies, Inc.	32,600	866,508
TriQuint Semiconductor, Inc.*	116,100	2,214,027
Ultra Clean Holdings, Inc.*	10,700	95,765
Ultratech, Inc.*	16,700	379,925
Veeco Instruments, Inc.*	31,188	1,090,021
Vitesse Semiconductor Corp.*	4,100	14,760
Xcerra Corp.*	400	3,916

		75,590,003

Software (6.2%)
A10 Networks, Inc.*	3,400	30,974
ACI Worldwide, Inc.*	82,281	1,543,592
Actuate Corp.*	12,700	49,530
Advent Software, Inc.	32,700	1,032,012
American Software, Inc., Class A	23,300	205,506
Aspen Technology, Inc.*	358,324	13,515,981
AVG Technologies N.V.*	15,900	263,622
Barracuda Networks, Inc.*	1,200	30,780
Blackbaud, Inc.	34,100	1,339,789
Bottomline Technologies de, Inc.*	23,900	659,401
BroadSoft, Inc.*	21,400	450,256
Callidus Software, Inc.*	16,500	198,330
Cinedigm Corp., Class A*	2,200	3,410
CommVault Systems, Inc.*	34,700	1,748,880
Compuware Corp.	139,600	1,481,156
Comverse, Inc.*	15,440	344,775
Concur Technologies, Inc.*	62,377	7,910,651
Covisint Corp.*	2,200	9,130
Cyan, Inc.*	1,800	5,616
Digimarc Corp.	4,100	84,911
Ebix, Inc.	10,700	151,726
Ellie Mae, Inc.*	16,800	547,680
EnerNOC, Inc.*	11,100	188,256
Epiq Systems, Inc.	15,800	277,448
ePlus, Inc.*	6,200	347,510
Fair Isaac Corp.	21,800	1,201,180
FleetMatics Group plc*	23,700	722,850
Gigamon, Inc.*	4,500	47,115
Guidance Software, Inc.*	29,000	195,170
Guidewire Software, Inc.*	210,069	9,314,459
Imperva, Inc.*	13,800	396,474
Infoblox, Inc.*	36,200	533,950
Interactive Intelligence Group, Inc.*	10,200	426,360
Jive Software, Inc.*	11,100	64,713
Kofax Ltd.*	47,000	363,780
Manhattan Associates, Inc.*	48,200	1,610,844
Mavenir Systems, Inc.*	1,200	15,072
Mentor Graphics Corp.	64,800	1,328,076
MicroStrategy, Inc., Class A*	5,900	771,956
Mobileye N.V.*	51,753	2,773,443
Model N, Inc.*	1,100	10,846
Monotype Imaging Holdings, Inc.	25,800	730,656
NetScout Systems, Inc.*	26,800	1,227,440
NetSuite, Inc.*	88,229	7,900,025
Park City Group, Inc.*	800	7,888
Paycom Software, Inc.*	1,000	16,560
Pegasystems, Inc.	25,400	485,394
Progress Software Corp.*	43,650	1,043,672
Proofpoint, Inc.*	23,500	872,790
PROS Holdings, Inc.*	16,700	420,840
QAD, Inc., Class A	300	5,586
Qlik Technologies, Inc.*	66,410	1,795,726
Qualys, Inc.*	12,500	332,500
Rally Software Development Corp.*	4,000	48,040
RealPage, Inc.*	27,800	430,900
Rosetta Stone, Inc.*	9,800	78,890
Rubicon Project, Inc.*	2,200	25,806
Sapiens International Corp. N.V.*	1,500	11,100
SeaChange International, Inc.*	4,100	28,536
ServiceNow, Inc.*	178,000	10,462,840
Silver Spring Networks, Inc.*	2,600	25,090
SolarWinds, Inc.*	330,992	13,918,214
SS&C Technologies Holdings, Inc.*	42,100	1,847,769
Synchronoss Technologies, Inc.*	19,000	869,820
Tableau Software, Inc., Class A*	153,505	11,152,138
Take-Two Interactive Software, Inc.*	60,800	1,402,656
Tangoe, Inc.*	20,000	271,000
TeleCommunication Systems, Inc., Class A*	3,000	8,370
Telenav, Inc.*	47,600	318,920
TiVo, Inc.*	83,700	1,070,942
Tyler Technologies, Inc.*	20,500	1,812,200
Ultimate Software Group, Inc.*	99,749	14,115,481
Varonis Systems, Inc.*	1,000	21,100
VASCO Data Security International, Inc.*	18,300	343,674
Verint Systems, Inc.*	37,321	2,075,421
Zendesk, Inc.*	1,400	30,226

		127,405,420

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	24,700	648,128
Dot Hill Systems Corp.*	2,700	10,206
Eastman Kodak Co.*	1,100	24,167
Electronics for Imaging, Inc.*	29,449	1,300,762
Immersion Corp.*	19,800	169,884
Intevac, Inc.*	700	4,669
QLogic Corp.*	75,800	694,328
Quantum Corp.*	7,400	8,584
Silicon Graphics International Corp.*	5,700	52,611
Super Micro Computer, Inc.*	22,600	664,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Violin Memory, Inc.*	10,100	$49,187

		3,627,418

Total Information Technology		407,753,513

Materials (3.3%)
Chemicals (2.0%)
A. Schulman, Inc.	18,100	654,496
Advanced Emissions Solutions, Inc.*	838	17,824
American Vanguard Corp.	2,200	24,640
Axiall Corp.	46,000	1,647,260
Balchem Corp.	20,800	1,176,656
Calgon Carbon Corp.*	36,300	703,494
Chemtura Corp.*	56,000	1,306,480
Ferro Corp.*	44,554	645,588
Flotek Industries, Inc.*	35,800	933,306
H.B. Fuller Co.	34,400	1,365,680
Hawkins, Inc.	2,400	86,304
Innophos Holdings, Inc.	17,000	936,530
Innospec, Inc.	17,000	610,300
Intrepid Potash, Inc.*	39,500	610,275
KMG Chemicals, Inc.	8,300	135,124
Koppers Holdings, Inc.	13,500	447,660
Kraton Performance Polymers, Inc.*	22,900	407,849
Landec Corp.*	8,300	101,675
LSB Industries, Inc.*	11,500	410,665
Minerals Technologies, Inc.	24,100	1,487,211
Olin Corp.	56,600	1,429,150
OM Group, Inc.	24,600	638,370
OMNOVA Solutions, Inc.*	8,200	44,034
PolyOne Corp.	544,004	19,355,662
Quaker Chemical Corp.	10,100	724,069
Rentech, Inc.*	162,800	278,388
Sensient Technologies Corp.	35,600	1,863,660
Stepan Co.	11,600	514,808
Taminco Corp.*	18,100	472,410
Trecora Resources*	13,700	169,606
Tredegar Corp.	20,000	368,200
Tronox Ltd., Class A	39,000	1,015,950
Zep, Inc.	1,300	18,226

		40,601,550

Construction Materials (0.0%)
Headwaters, Inc.*	46,200	579,348
United States Lime & Minerals, Inc.	800	46,504

		625,852

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	57,100	1,441,204
Graphic Packaging Holding Co.*	207,678	2,581,437
Myers Industries, Inc.	18,400	324,576

		4,347,217

Metals & Mining (0.7%)
AK Steel Holding Corp.*	86,000	688,860
Ampco-Pittsburgh Corp.	1,600	32,000
Century Aluminum Co.*	34,900	906,353
Coeur Mining, Inc.*	65,370	324,235
Commercial Metals Co.	84,500	1,442,415
Globe Specialty Metals, Inc.	45,200	822,188
Haynes International, Inc.	11,800	542,682
Hecla Mining Co.	222,100	550,808
Horsehead Holding Corp.*	30,500	504,165
Kaiser Aluminum Corp.	11,000	838,420
Materion Corp.	14,300	438,581
Molycorp, Inc.*	900	1,071
Olympic Steel, Inc.	800	16,456
RTI International Metals, Inc.*	19,000	468,540
Schnitzer Steel Industries, Inc., Class A	19,600	471,380
Stillwater Mining Co.*	77,875	1,170,461
SunCoke Energy, Inc.*	50,430	1,132,154
U.S. Silica Holdings, Inc.	34,200	2,137,842
Universal Stainless & Alloy Products, Inc.*	1,000	26,360
Worthington Industries, Inc.	33,799	1,257,999

		13,772,970

Paper & Forest Products (0.4%)
Boise Cascade Co.*	25,000	753,500
Clearwater Paper Corp.*	12,828	771,091
Deltic Timber Corp.	7,100	442,472
KapStone Paper and Packaging Corp.*	52,100	1,457,237
Louisiana-Pacific Corp.*	84,400	1,146,996
Neenah Paper, Inc.	10,100	540,148
P.H. Glatfelter Co.	29,400	645,330
Resolute Forest Products, Inc.*	45,800	716,312
Schweitzer-Mauduit International, Inc.	22,800	941,868
Wausau Paper Corp.	17,600	139,568

		7,554,522

Total Materials		66,902,111

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	420,172
Atlantic Tele-Network, Inc.	8,300	447,370
Cincinnati Bell, Inc.*	152,000	512,240
Cogent Communications Holdings, Inc.	34,100	1,146,101
Consolidated Communications Holdings, Inc.	31,077	778,479
Enventis Corp.	300	5,454
FairPoint Communications, Inc.*	26,500	402,005
General Communication, Inc., Class A*	28,900	315,299
Globalstar, Inc.*	174,400	638,304
Hawaiian Telcom Holdco, Inc.*	100	2,569
IDT Corp., Class B	11,400	183,084
inContact, Inc.*	39,000	339,105
Inteliquent, Inc.	3,100	38,595
Intelsat S.A.*	17,200	294,808
Iridium Communications, Inc.*	34,300	303,555
Lumos Networks Corp.	5,200	84,500
magicJack VocalTec Ltd.*	12,000	118,200
ORBCOMM, Inc.*	1,400	8,050
Premiere Global Services, Inc.*	34,199	409,362
Vonage Holdings Corp.*	90,900	298,152

		6,745,404

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	29,900	213,187
Leap Wireless International, Inc.(b)*	38,700	97,524
NTELOS Holdings Corp.	27,300	290,472
RingCentral, Inc., Class A*	2,300	29,233
Shenandoah Telecommunications Co.	13,664	339,004
Spok Holdings, Inc.	10,843	141,067

		1,110,487

Total Telecommunication Services		7,855,891

Utilities (1.6%)
Electric Utilities (0.6%)
ALLETE, Inc.	27,300	1,211,847
Cleco Corp.	40,400	1,945,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
El Paso Electric Co.	27,800	$1,016,090
Empire District Electric Co.	27,825	671,974
IDACORP, Inc.	34,100	1,828,101
MGE Energy, Inc.	23,100	860,706
NRG Yield, Inc., Class A	14,900	701,045
Otter Tail Corp.	25,300	674,751
PNM Resources, Inc.	52,900	1,317,739
Portland General Electric Co.	50,400	1,618,848
UIL Holdings Corp.	38,050	1,346,970
Unitil Corp.	700	21,763

		13,215,094

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	8,040	334,946
Laclede Group, Inc.	26,900	1,248,160
New Jersey Resources Corp.	23,900	1,207,189
Northwest Natural Gas Co.	20,100	849,225
ONE Gas, Inc.	33,000	1,130,250
Piedmont Natural Gas Co., Inc.#	49,500	1,659,735
South Jersey Industries, Inc.	22,600	1,205,936
Southwest Gas Corp.	26,600	1,292,228
WGL Holdings, Inc.	29,700	1,250,964

		10,178,633

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc*	17,919	637,558
Dynegy, Inc.*	66,900	1,930,734
Ormat Technologies, Inc.	9,300	244,311
Pattern Energy Group, Inc.	25,100	776,092
TerraForm Power, Inc., Class A*	14,468	417,547

		4,006,242

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,263,942
Black Hills Corp.	26,200	1,254,456
NorthWestern Corp.	23,891	1,083,696

		3,602,094

Water Utilities (0.1%)
American States Water Co.	24,000	730,080
Artesian Resources Corp., Class A	5,500	110,770
California Water Service Group	35,100	787,644
Connecticut Water Service, Inc.	1,500	48,750
Middlesex Water Co.	3,300	64,680
SJW Corp.	1,000	26,870
York Water Co.	3,400	68,000

		1,836,794

Total Utilities		32,838,857

Total Common Stocks (99.0%) (Cost $1,362,501,173)		2,029,503,188

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	13,896

Total Financials		13,896

Total Corporate Bonds		13,896

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		13,896

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	28,700	3,157

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	11,400	—

Total Rights (0.0%) (Cost $—)		3,157

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	11,460	—

Total Investments (99.0%) (Cost $1,362,515,573)		2,029,520,241
Other Assets Less Liabilities (1.0%)		21,220,663

Net Assets (100%)		$2,050,740,904

*	Non-income producing.

†	Securities (totaling $50,456 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,458,477.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	63	December-14	$7,136,437	$6,908,580	$(227,857)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$327,812,100	$—	$—		$327,812,100
Consumer Staples	59,160,914	—	—		59,160,914
Energy	106,221,217	—	—		106,221,217
Financials	326,321,975	—	—		326,321,975
Health Care	318,105,082	—	50,456		318,155,538
Industrials	376,481,072	—	—		376,481,072
Information Technology	407,753,513	—	—		407,753,513
Materials	66,902,111	—	—		66,902,111
Telecommunication Services	7,758,367	97,524	—		7,855,891
Utilities	32,838,857	—	—		32,838,857
Corporate Bonds
Financials	—	13,896	—		13,896
Rights
Health Care	3,157	—	—	(c)	3,157
Warrants
Energy	—	—	—	(c)	—
Total Assets	$2,029,358,365	$111,420	$50,456		$2,029,520,241

Liabilities:
Futures	$(227,857)	$—	$—		$(227,857)

Total Liabilities	$(227,857)	$—	$—		$(227,857)

Total	$2,029,130,508	$111,420	$50,456		$2,029,292,384

(a)	A security with a market value of $182,400 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$648,730,057
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$865,245,207

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$728,028,442
Aggregate gross unrealized depreciation	(69,427,375)

Net unrealized appreciation	$658,601,067

Federal income tax cost of investments	$1,370,919,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (1.0%)
Lear Corp.	220,906	$19,088,487

Automobiles (0.9%)
General Motors Co.	541,797	17,304,996

Household Durables (1.6%)
Newell Rubbermaid, Inc.	693,439	23,861,236
Tupperware Brands Corp.	90,400	6,241,216

		30,102,452

Media (2.5%)
Interpublic Group of Cos., Inc.	276,900	5,072,808
Viacom, Inc., Class B	525,551	40,435,894

		45,508,702

Multiline Retail (0.3%)
Macy’s, Inc.	107,800	6,271,804

Specialty Retail (1.8%)
Gap, Inc.	138,400	5,769,896
GNC Holdings, Inc., Class A	703,500	27,253,590

		33,023,486

Total Consumer Discretionary		151,299,927

Consumer Staples (4.4%)
Food & Staples Retailing (3.0%)
CVS Health Corp.	129,442	10,302,289
Kroger Co.	899,685	46,783,620

		57,085,909

Food Products (0.2%)
Tyson Foods, Inc., Class A	99,600	3,921,252

Household Products (0.9%)
Energizer Holdings, Inc.	130,725	16,106,627

Personal Products (0.3%)
Nu Skin Enterprises, Inc., Class A	119,200	5,367,576

Total Consumer Staples		82,481,364

Energy (15.6%)
Oil, Gas & Consumable Fuels (15.6%)
Apache Corp.	647,370	60,768,622
Cobalt International Energy, Inc.*	484,800	6,593,280
Gulfport Energy Corp.*	300,246	16,033,136
Marathon Oil Corp.	1,884,035	70,820,876
Marathon Petroleum Corp.	328,422	27,807,491
Memorial Resource Development Corp.*	75,960	2,059,276
Suncor Energy, Inc.	820,177	29,649,398
Total S.A. (ADR)	656,751	42,327,602
Valero Energy Corp.	751,012	34,749,325

Total Energy		290,809,006

Financials (28.7%)
Banks (11.7%)
Citigroup, Inc.	1,352,844	70,104,376
JPMorgan Chase & Co.	1,323,256	79,712,942
KeyCorp	472,800	6,302,424
Regions Financial Corp.	1,464,356	14,702,134
Wells Fargo & Co.	908,382	47,117,774

		217,939,650

Capital Markets (1.1%)
Morgan Stanley	451,134	$15,595,702
State Street Corp.	58,862	4,332,832

		19,928,534

Consumer Finance (5.2%)
Capital One Financial Corp.	557,806	45,528,126
Discover Financial Services	702,036	45,204,098
SLM Corp.	779,500	6,672,520

		97,404,744

Diversified Financial Services (1.7%)
Intercontinental Exchange, Inc.	12,600	2,457,630
NASDAQ OMX Group, Inc.	713,991	30,287,498

		32,745,128

Insurance (7.7%)
ACE Ltd.	86,011	9,019,974
Aflac, Inc.	45,526	2,651,889
CNO Financial Group, Inc.	244,400	4,145,024
Genworth Financial, Inc., Class A*	1,678,142	21,983,660
Hartford Financial Services Group, Inc.	567,136	21,125,816
Lincoln National Corp.	502,861	26,943,292
MetLife, Inc.	182,891	9,824,905
Prudential Financial, Inc.	249,750	21,963,015
Travelers Cos., Inc.	119,819	11,255,797
XL Group plc	424,895	14,093,767

		143,007,139

Real Estate Investment Trusts (REITs) (0.9%)
CBS Outdoor Americas, Inc. (REIT)	592,900	17,751,426

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	64,146	8,104,206

Total Financials		536,880,827

Health Care (17.2%)
Health Care Equipment & Supplies (6.0%)
Baxter International, Inc.	410,800	29,483,116
Hologic, Inc.*	471,300	11,466,729
Medtronic, Inc.	798,790	49,485,040
Zimmer Holdings, Inc.	217,236	21,843,080

		112,277,965

Health Care Providers & Services (3.1%)
Community Health Systems, Inc.*	483,400	26,485,486
Quest Diagnostics, Inc.	499,836	30,330,049

		56,815,535

Pharmaceuticals (8.1%)
Hospira, Inc.*	695,315	36,177,239
Johnson & Johnson	89,911	9,583,614
Pfizer, Inc.	2,607,956	77,117,259
Teva Pharmaceutical Industries Ltd. (ADR)	541,372	29,098,745

		151,976,857

Total Health Care		321,070,357

Industrials (3.3%)
Aerospace & Defense (2.9%)
Honeywell International, Inc.	63,678	5,929,695
Northrop Grumman Corp.	101,769	13,409,084
Raytheon Co.	260,405	26,462,356
Spirit AeroSystems Holdings, Inc., Class A*	216,300	8,232,378

		54,033,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (0.4%)
Stanley Black & Decker, Inc.	98,700	$8,763,573

Total Industrials		62,797,086

Information Technology (12.9%)
Communications Equipment (4.8%)
Cisco Systems, Inc.	2,396,153	60,311,171
QUALCOMM, Inc.	115,600	8,643,412
Telefonaktiebolaget LM Ericsson (ADR)	1,671,200	21,040,408

		89,994,991

Electronic Equipment, Instruments & Components (0.8%)
Avnet, Inc.	245,300	10,179,950
Corning, Inc.	267,686	5,177,047

		15,356,997

IT Services (1.7%)
Total System Services, Inc.	124,200	3,845,232
Western Union Co.	526,799	8,449,856
Xerox Corp.	1,383,936	18,309,473

		30,604,561

Semiconductors & Semiconductor Equipment (0.8%)
Teradyne, Inc.	768,006	14,891,637

Software (4.8%)
Microsoft Corp.	1,114,427	51,664,836
Oracle Corp.	625,884	23,958,839
Symantec Corp.	591,359	13,902,850

		89,526,525

Total Information Technology		240,374,711

Materials (2.7%)
Chemicals (2.1%)
Akzo Nobel N.V. (ADR)	1,126,703	25,542,357
Ashland, Inc.	23,300	2,425,530
Cabot Corp.	42,100	2,137,417
Celanese Corp.	79,500	4,652,340
LyondellBasell Industries N.V., Class A	37,184	4,040,413

		38,798,057

Containers & Packaging (0.2%)
Crown Holdings, Inc.*	69,900	3,111,948

Metals & Mining (0.4%)
Reliance Steel & Aluminum Co.	118,300	8,091,720

Total Materials		50,001,725

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.6%)
Verizon Communications, Inc.	610,800	30,533,892

Wireless Telecommunication Services (1.2%)
Telephone & Data Systems, Inc.	689,692	16,525,020
U.S. Cellular Corp.*	159,105	5,645,046

		22,170,066

Total Telecommunication Services		52,703,958

Utilities (2.4%)
Electric Utilities (0.3%)
Edison International	105,841	5,918,629

Gas Utilities (0.5%)
UGI Corp.	242,518	$8,267,439

Independent Power and Renewable Electricity Producers (1.6%)
AES Corp.	2,163,180	30,673,892

Total Utilities		44,859,960

Total Common Stocks (98.1%) (Cost $1,410,414,787)		1,833,278,921

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.3%)
Food Products (0.3%)
Tyson Foods, Inc.
4.750%	100,985	5,085,605

Total Consumer Staples		5,085,605

Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc.
6.250%	13,500	1,528,065

Total Industrials		1,528,065

Total Convertible Preferred Stock (0.4%) (Cost $6,419,605)		6,613,670

Total Investments (98.5%) (Cost $1,416,834,392)		1,839,892,591
Other Assets Less Liabilities (1.5%)		28,318,038

Net Assets (100%)		$1,868,210,629

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$151,299,927	$—	$—	$151,299,927
Consumer Staples	82,481,364	—	—	82,481,364
Energy	290,809,006	—	—	290,809,006
Financials	536,880,827	—	—	536,880,827
Health Care	321,070,357	—	—	321,070,357
Industrials	62,797,086	—	—	62,797,086
Information Technology	240,374,711	—	—	240,374,711
Materials	50,001,725	—	—	50,001,725
Telecommunication Services	52,703,958	—	—	52,703,958
Utilities	44,859,960	—	—	44,859,960
Convertible Preferred Stocks
Consumer Staples	5,085,605	—	—	5,085,605
Industrials	1,528,065	—	—	1,528,065

Total Assets	$1,839,892,591	$—	$—	$1,839,892,591

Total Liabilities	$—	$—	$—	$—

Total	$1,839,892,591	$—	$—	$1,839,892,591

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$599,597,992
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$580,125,589

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,735,916
Aggregate gross unrealized depreciation	(19,768,845)

Net unrealized appreciation	$389,967,071

Federal income tax cost of investments	$1,449,925,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Automobiles (1.3%)
Ford Motor Co.	732,088	$10,827,582

Hotels, Restaurants & Leisure (2.4%)
Brinker International, Inc.	228,332	11,596,982
Wyndham Worldwide Corp.	115,000	9,344,900

		20,941,882

Household Durables (0.4%)
Garmin Ltd.	69,600	3,618,504

Leisure Products (0.8%)
Polaris Industries, Inc.	43,747	6,552,863

Media (1.0%)
Interpublic Group of Cos., Inc.	478,400	8,764,288

Specialty Retail (3.2%)
Best Buy Co., Inc.	160,300	5,384,477
GNC Holdings, Inc., Class A	179,700	6,961,578
Lowe’s Cos., Inc.	168,400	8,911,728
Williams-Sonoma, Inc.	102,000	6,790,140

		28,047,923

Total Consumer Discretionary		78,753,042

Consumer Staples (5.9%)
Beverages (1.1%)
Dr. Pepper Snapple Group, Inc.	144,200	9,273,502

Food & Staples Retailing (1.6%)
Walgreen Co.	94,700	5,612,869
Whole Foods Market, Inc.	212,200	8,086,942

		13,699,811

Household Products (2.3%)
Colgate-Palmolive Co.	186,300	12,150,486
Procter & Gamble Co.	96,498	8,080,743

		20,231,229

Tobacco (0.9%)
Altria Group, Inc.	170,100	7,814,394

Total Consumer Staples		51,018,936

Energy (13.8%)
Energy Equipment & Services (0.8%)
Noble Corp. plc	328,800	7,305,936

Oil, Gas & Consumable Fuels (13.0%)
Chesapeake Energy Corp.	362,200	8,326,978
Chevron Corp.	103,650	12,367,518
ConocoPhillips Co.	344,955	26,395,957
Enerplus Corp.	348,213	6,605,601
Exxon Mobil Corp.	282,271	26,547,587
Marathon Oil Corp.	341,800	12,848,262
PBF Energy, Inc., Class A	142,500	3,420,000
Sasol Ltd. (ADR)	140,900	7,677,641
Statoil ASA (ADR)	311,900	8,471,204

		112,660,748

Total Energy		119,966,684

Financials (25.0%)
Banks (10.6%)
Banco Santander S.A. (ADR)	589,600	5,601,200
Bank of America Corp.	1,424,600	24,289,430
JPMorgan Chase & Co.	398,448	24,002,507
KeyCorp	1,093,238	14,572,863
PNC Financial Services Group, Inc.	153,861	13,167,424
SunTrust Banks, Inc./Georgia	273,703	10,408,925

		92,042,349

Capital Markets (4.4%)
Ameriprise Financial, Inc.	139,300	17,186,834
Goldman Sachs Group, Inc.	92,340	16,950,854
Lazard Ltd., Class A	81,900	4,152,330

		38,290,018

Consumer Finance (1.9%)
Discover Financial Services	254,000	16,355,060

Insurance (4.7%)
Aegon N.V. (N.Y. Shares)	945,898	7,775,282
Endurance Specialty Holdings Ltd.	192,772	10,637,159
Hartford Financial Services Group, Inc.	213,762	7,962,634
Prudential Financial, Inc.	165,200	14,527,688

		40,902,763

Real Estate Investment Trusts (REITs) (3.4%)
DuPont Fabros Technology, Inc. (REIT)	166,800	4,510,272
Host Hotels & Resorts, Inc. (REIT)	638,200	13,612,806
RLJ Lodging Trust (REIT)	233,200	6,639,204
Sun Communities, Inc. (REIT)	92,296	4,660,948

		29,423,230

Total Financials		217,013,420

Health Care (11.9%)
Biotechnology (1.6%)
Amgen, Inc.	97,387	13,678,978

Health Care Providers & Services (4.8%)
Cardinal Health, Inc.	148,700	11,140,604
UnitedHealth Group, Inc.	153,900	13,273,875
WellPoint, Inc.	141,753	16,956,494

		41,370,973

Pharmaceuticals (5.5%)
Bristol-Myers Squibb Co.	272,300	13,936,314
Eli Lilly & Co.	311,008	20,168,869
Johnson & Johnson	100,417	10,703,448
Pfizer, Inc.	105,230	3,111,651

		47,920,282

Total Health Care		102,970,233

Industrials (8.7%)
Aerospace & Defense (2.9%)
Exelis, Inc.	364,400	6,027,176
Northrop Grumman Corp.	144,200	18,999,792
Vectrus, Inc.*	20,244	395,374

		25,422,342

Airlines (0.7%)
Alaska Air Group, Inc.	146,000	6,356,840

Commercial Services & Supplies (0.5%)
Pitney Bowes, Inc.	165,200	4,128,348

Industrial Conglomerates (1.7%)
General Electric Co.	296,393	7,593,589
Koninklijke Philips N.V. (N.Y. Shares)	210,544	6,676,350

		14,269,939

Road & Rail (2.0%)
Norfolk Southern Corp.	42,100	4,698,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	144,200	$12,973,674

		17,672,034

Trading Companies & Distributors (0.9%)
TAL International Group, Inc.*	194,410	8,019,413

Total Industrials		75,868,916

Information Technology (12.5%)
Communications Equipment (2.0%)
Cisco Systems, Inc.	311,800	7,848,006
Harris Corp.	144,200	9,574,880

		17,422,886

Internet Software & Services (0.9%)
IAC/InterActiveCorp	111,800	7,367,620

IT Services (3.6%)
Booz Allen Hamilton Holding Corp.	395,600	9,257,040
Broadridge Financial Solutions, Inc.	166,800	6,943,884
Computer Sciences Corp.	147,800	9,037,970
Xerox Corp.	485,900	6,428,457

		31,667,351

Semiconductors & Semiconductor Equipment (3.3%)
Intel Corp.	278,600	9,700,852
Lam Research Corp.	140,900	10,525,230
Texas Instruments, Inc.	176,518	8,418,143

		28,644,225

Software (1.1%)
Microsoft Corp.	205,700	9,536,252

Technology Hardware, Storage & Peripherals (1.6%)
Hewlett-Packard Co.	184,600	6,547,762
Lexmark International, Inc., Class A	170,100	7,229,250

		13,777,012

Total Information Technology		108,415,346

Materials (5.0%)
Chemicals (4.1%)
Dow Chemical Co.	301,300	15,800,172
Huntsman Corp.	249,400	6,481,906
LyondellBasell Industries N.V., Class A	124,697	13,549,576

		35,831,654

Metals & Mining (0.9%)
Freeport-McMoRan, Inc.	243,000	7,933,950

Total Materials		43,765,604

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	322,300	11,357,852

Total Telecommunication Services		11,357,852

Utilities (3.8%)
Electric Utilities (1.1%)
Edison International	178,200	9,964,944

Gas Utilities (0.7%)
UGI Corp.	165,150	5,629,963

Multi-Utilities (2.0%)
CMS Energy Corp.	592,800	17,582,448

Total Utilities		33,177,355

Total Investments (97.0%) (Cost $644,333,983)		842,307,388
Other Assets Less Liabilities (3.0%)		26,279,140

Net Assets (100%)		$868,586,528

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,753,042	$—	$—	$78,753,042
Consumer Staples	51,018,936	—	—	51,018,936
Energy	119,966,684	—	—	119,966,684
Financials	217,013,420	—	—	217,013,420
Health Care	102,970,233	—	—	102,970,233
Industrials	75,868,916	—	—	75,868,916
Information Technology	108,415,346	—	—	108,415,346
Materials	43,765,604	—	—	43,765,604
Telecommunication Services	11,357,852	—	—	11,357,852
Utilities	33,177,355	—	—	33,177,355

Total Assets	$842,307,388	$—	$—	$842,307,388

Total Liabilities	$—	$—	$—	$—

Total	$842,307,388	$—	$—	$842,307,388

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases
Long-term investments other than U.S. government debt securities	$327,151,181
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$360,066,843

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,799,395
Aggregate gross unrealized depreciation	(9,809,195)

Net unrealized appreciation	$191,990,200

Federal income tax cost of investments	$650,317,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.7%)
Autoliv, Inc.	842	$77,397
BorgWarner, Inc.	2,080	109,429
Delphi Automotive plc	2,726	167,213
Gentex Corp.	1,326	35,497
Johnson Controls, Inc.	6,050	266,200
Tenneco, Inc.*	555	29,032
TRW Automotive Holdings Corp.*	1,010	102,262
Visteon Corp.*	410	39,872

		826,902

Automobiles (0.7%)
Ford Motor Co.	35,254	521,406
Harley-Davidson, Inc.	1,974	114,887
Tesla Motors, Inc.*	872	211,617

		847,910

Distributors (0.1%)
Genuine Parts Co.	1,390	121,917
Pool Corp.	400	21,568

		143,485

Diversified Consumer Services (0.0%)
DeVry Education Group, Inc.	521	22,304
Graham Holdings Co., Class B	39	27,284
Sotheby’s, Inc.	561	20,039

		69,627

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.	586	29,763
Cheesecake Factory, Inc.	418	19,019
Chipotle Mexican Grill, Inc.*	281	187,312
Darden Restaurants, Inc.	1,202	61,855
Dunkin’ Brands Group, Inc.	952	42,669
Jack in the Box, Inc.	354	24,139
McDonald’s Corp.	8,912	844,947
Panera Bread Co., Class A*	233	37,914
Starbucks Corp.	6,821	514,713
Vail Resorts, Inc.	328	28,457
Wendy’s Co.	2,498	20,633

		1,811,421

Household Durables (0.5%)
D.R. Horton, Inc.	3,012	61,806
Garmin Ltd.	1,100	57,189
Harman International Industries, Inc.	619	60,687
Leggett & Platt, Inc.	1,246	43,510
Mohawk Industries, Inc.*	561	75,634
NVR, Inc.*	35	39,551
PulteGroup, Inc.	3,077	54,340
Tempur Sealy International, Inc.*	552	31,006
Tupperware Brands Corp.	457	31,551
Whirlpool Corp.	708	103,120

		558,394

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	3,449	1,112,095
Expedia, Inc.	898	78,683
Liberty Interactive Corp.*	4,290	122,351
Liberty TripAdvisor Holdings, Inc.*	627	21,255
Liberty Ventures*	628	23,839
Netflix, Inc.*	546	246,344
Priceline Group, Inc.*	477	552,643
TripAdvisor, Inc.*	1,011	92,426

		2,249,636

Leisure Products (0.2%)
Hasbro, Inc.	1,042	57,305
Mattel, Inc.	3,064	93,912
Polaris Industries, Inc.	550	82,384

		233,601

Media (4.7%)
AMC Networks, Inc., Class A*	538	31,430
CBS Corp. (Non-Voting), Class B	4,403	235,561
Charter Communications, Inc., Class A*	729	110,349
Comcast Corp., Class A	23,554	1,266,734
DIRECTV*	4,560	394,531
Discovery Communications, Inc., Class A*	1,359	51,370
DISH Network Corp., Class A*	1,926	124,381
DreamWorks Animation SKG, Inc., Class A*	655	17,862
Gannett Co., Inc.	2,051	60,853
John Wiley & Sons, Inc., Class A	426	23,903
Lamar Advertising Co., Class A	726	35,756
Liberty Global plc*	6,752	279,909
Liberty Media Corp.*	2,710	127,514
Madison Square Garden Co., Class A*	544	35,969
Meredith Corp.	333	14,252
Morningstar, Inc.	182	12,358
New York Times Co., Class A	1,193	13,385
Omnicom Group, Inc.	2,280	157,001
Regal Entertainment Group, Class A	722	14,353
Scripps Networks Interactive, Inc., Class A	941	73,483
Sinclair Broadcast Group, Inc., Class A	657	17,141
Sirius XM Holdings, Inc.*	24,405	85,173
Starz, Class A*	802	26,530
Time Warner Cable, Inc.	2,536	363,891
Time Warner, Inc.	7,754	583,178
Time, Inc.*	993	23,266
Viacom, Inc., Class B	3,454	265,751
Walt Disney Co.	14,365	1,278,916

		5,724,800

Multiline Retail (0.8%)
Big Lots, Inc.	510	21,955
Dillard’s, Inc., Class A	235	25,610
Dollar General Corp.*	2,755	168,358
Dollar Tree, Inc.*	1,865	104,571
Family Dollar Stores, Inc.	869	67,122
Kohl’s Corp.	1,859	113,455
Nordstrom, Inc.	1,293	88,402
Target Corp.	5,751	360,473

		949,946

Specialty Retail (3.0%)
Advance Auto Parts, Inc.	662	86,259
American Eagle Outfitters, Inc.	1,585	23,014
Ascena Retail Group, Inc.*	1,191	15,840
Bed Bath & Beyond, Inc.*	1,834	120,732
Best Buy Co., Inc.	2,637	88,577
Buckle, Inc.	255	11,574
CarMax, Inc.*	1,992	92,528
Chico’s FAS, Inc.	1,387	20,486
CST Brands, Inc.	686	24,662
DSW, Inc., Class A	650	19,572
GameStop Corp., Class A	1,023	42,148
Gap, Inc.	2,495	104,017
GNC Holdings, Inc., Class A	821	31,806
Home Depot, Inc.	12,207	1,119,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
L Brands, Inc.	2,231	$149,432
Lowe’s Cos., Inc.	8,972	474,798
Lumber Liquidators Holdings, Inc.*	246	14,115
Murphy USA, Inc.*	390	20,693
O’Reilly Automotive, Inc.*	942	141,639
PetSmart, Inc.	901	63,151
Ross Stores, Inc.	1,906	144,055
Sally Beauty Holdings, Inc.*	1,230	33,665
Signet Jewelers Ltd.	727	82,813
Staples, Inc.	5,855	70,846
Tiffany & Co.	1,022	98,429
TJX Cos., Inc.	6,292	372,298
Tractor Supply Co.	1,252	77,011
Ulta Salon Cosmetics & Fragrance, Inc.*	584	69,011
Williams-Sonoma, Inc.	795	52,923

		3,665,964

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	482	37,365
Deckers Outdoor Corp.*	314	30,515
Fossil Group, Inc.*	423	39,720
Hanesbrands, Inc.	910	97,770
Kate Spade & Co.*	1,153	30,243
lululemon athletica, Inc.*	950	39,909
Michael Kors Holdings Ltd.*	1,868	133,357
NIKE, Inc., Class B	6,381	569,185
PVH Corp.	748	90,620
Under Armour, Inc., Class A*	1,512	104,479
Wolverine World Wide, Inc.	922	23,105

		1,196,268

Total Consumer Discretionary		18,277,954

Consumer Staples (8.2%)
Beverages (2.4%)
Coca-Cola Co.	35,845	1,529,148
Dr. Pepper Snapple Group, Inc.	1,766	113,572
PepsiCo, Inc.	13,671	1,272,633

		2,915,353

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	343	24,593
Costco Wholesale Corp.	3,975	498,147
CVS Health Corp.	10,519	837,207
Safeway, Inc.	2,090	71,687
Sysco Corp.	5,325	202,084
United Natural Foods, Inc.*	451	27,719
Walgreen Co.	7,998	474,041
Whole Foods Market, Inc.	3,285	125,191

		2,260,669

Food Products (1.2%)
Campbell Soup Co.	1,624	69,394
Darling Ingredients, Inc.*	1,495	27,389
Flowers Foods, Inc.	1,671	30,680
General Mills, Inc.	5,563	280,653
Hain Celestial Group, Inc.*	457	46,774
Hershey Co.	1,354	129,212
Ingredion, Inc.	676	51,234
J.M. Smucker Co.	924	91,467
Kellogg Co.	2,323	143,097
Keurig Green Mountain, Inc.	1,103	143,533
Kraft Foods Group, Inc.	5,395	304,278
Lancaster Colony Corp.	176	15,009
McCormick & Co., Inc. (Non-Voting)	1,179	78,875
Post Holdings, Inc.*	407	13,504
TreeHouse Foods, Inc.*	382	30,751
WhiteWave Foods Co.*	1,582	57,474

		1,513,324

Household Products (2.6%)
Church & Dwight Co., Inc.	1,214	85,174
Clorox Co.	1,170	112,367
Colgate-Palmolive Co.	7,798	508,585
Kimberly-Clark Corp.	3,396	365,308
Procter & Gamble Co.	24,581	2,058,413

		3,129,847

Personal Products (0.2%)
Avon Products, Inc.	3,952	49,795
Estee Lauder Cos., Inc., Class A	2,042	152,578

		202,373

Total Consumer Staples		10,021,566

Energy (2.4%)
Energy Equipment & Services (0.7%)
Bristow Group, Inc.	322	21,638
Cameron International Corp.*	1,842	122,272
CARBO Ceramics, Inc.	179	10,602
Dresser-Rand Group, Inc.*	695	57,171
Dril-Quip, Inc.*	362	32,363
Exterran Holdings, Inc.	609	26,985
FMC Technologies, Inc.*	2,133	115,843
Helix Energy Solutions Group, Inc.*	891	19,655
National Oilwell Varco, Inc.	3,908	297,399
Noble Corp. plc	2,308	51,284
Tidewater, Inc.	452	17,642
Unit Corp.*	419	24,574

		797,428

Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc.*	2,009	160,780
Cimarex Energy Co.	794	100,465
Denbury Resources, Inc.	3,206	48,186
Energen Corp.	665	48,040
EOG Resources, Inc.	4,977	492,823
EQT Corp.	1,377	126,051
ONEOK, Inc.	1,889	123,824
Pioneer Natural Resources Co.	1,301	256,258
QEP Resources, Inc.	1,503	46,262
Range Resources Corp.	1,532	103,885
SemGroup Corp., Class A	387	32,226
SM Energy Co.	614	47,892
Southwestern Energy Co.*	3,215	112,364
Spectra Energy Corp.	6,095	239,290
Teekay Corp.	418	27,738
Whiting Petroleum Corp.*	1,082	83,909
World Fuel Services Corp.	657	26,227

		2,076,220

Total Energy		2,873,648

Financials (17.5%)
Banks (8.6%)
Associated Banc-Corp.	1,407	24,510
BancorpSouth, Inc.	776	15,629
Bank of America Corp.	95,613	1,630,202
Bank of Hawaii Corp.	402	22,838
BB&T Corp.	6,537	243,242
BOK Financial Corp.	195	12,964
CIT Group, Inc.	1,686	77,489
Citigroup, Inc.	27,533	1,426,760
City National Corp./California	435	32,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	1,644	$81,970
Commerce Bancshares, Inc./Missouri	716	31,966
Cullen/Frost Bankers, Inc.	498	38,102
East West Bancorp, Inc.	1,305	44,370
F.N.B. Corp./Pennsylvania	1,582	18,968
Fifth Third Bancorp	7,590	151,952
First Horizon National Corp.	2,151	26,414
First Niagara Financial Group, Inc.	3,221	26,831
First Republic Bank/California	1,106	54,614
FirstMerit Corp.	1,505	26,488
Fulton Financial Corp.	1,712	18,969
Hancock Holding Co.	743	23,813
Huntington Bancshares, Inc./Ohio	7,441	72,401
Iberiabank Corp.	303	18,940
JPMorgan Chase & Co.	34,209	2,060,750
KeyCorp	7,976	106,320
M&T Bank Corp.	1,199	147,825
PNC Financial Services Group, Inc.	4,914	420,540
Popular, Inc.*	942	27,728
PrivateBancorp, Inc.	640	19,142
Prosperity Bancshares, Inc.	546	31,215
Regions Financial Corp.	12,501	125,510
Signature Bank/New York*	457	51,211
SunTrust Banks, Inc./Georgia	4,826	183,533
Susquehanna Bancshares, Inc.	1,707	17,070
SVB Financial Group*	461	51,673
Synovus Financial Corp.	1,264	29,881
TCF Financial Corp.	1,517	23,559
Texas Capital Bancshares, Inc.*	392	22,611
U.S. Bancorp/Minnesota	16,368	684,673
UMB Financial Corp.	344	18,765
Umpqua Holdings Corp.	1,699	27,982
Valley National Bancorp	1,730	16,764
Webster Financial Corp.	820	23,895
Wells Fargo & Co.	43,166	2,239,020
Zions Bancorp	1,845	53,616

		10,505,631

Capital Markets (3.2%)
Affiliated Managers Group, Inc.*	504	100,982
Ameriprise Financial, Inc.	1,701	209,869
Bank of New York Mellon Corp.	10,279	398,106
BlackRock, Inc.	1,146	376,255
Charles Schwab Corp.	10,438	306,773
E*TRADE Financial Corp.*	2,623	59,254
Eaton Vance Corp.	1,081	40,786
Federated Investors, Inc., Class B	866	25,426
Financial Engines, Inc.	471	16,115
Franklin Resources, Inc.	3,579	195,449
Goldman Sachs Group, Inc.	3,722	683,248
Invesco Ltd.	3,932	155,235
Janus Capital Group, Inc.	1,354	19,687
Legg Mason, Inc.	925	47,323
LPL Financial Holdings, Inc.	701	32,281
Morgan Stanley	13,903	480,627
Northern Trust Corp.	2,012	136,876
SEI Investments Co.	1,196	43,247
State Street Corp.	3,848	283,251
Stifel Financial Corp.*	599	28,087
T. Rowe Price Group, Inc.	2,390	187,376
TD Ameritrade Holding Corp.	2,489	83,058
Waddell & Reed Financial, Inc., Class A	766	39,595

		3,948,906

Consumer Finance (1.3%)
American Express Co.	8,178	715,902
Capital One Financial Corp.	5,094	415,772
Discover Financial Services	4,200	270,438
Navient Corp.	3,822	67,688
Portfolio Recovery Associates, Inc.*	455	23,765
SLM Corp.	3,856	33,007

		1,526,572

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	773	41,375
CME Group, Inc./Illinois	2,863	228,911
Intercontinental Exchange, Inc.	1,029	200,706
McGraw Hill Financial, Inc.	2,459	207,663
Moody’s Corp.	1,687	159,422
MSCI, Inc.*	1,059	49,794
NASDAQ OMX Group, Inc.	1,073	45,517
Voya Financial, Inc.	1,433	56,030

		989,418

Insurance (3.1%)
ACE Ltd.	3,046	319,434
Aflac, Inc.	4,112	239,524
Alleghany Corp.*	148	61,886
Allied World Assurance Co. Holdings AG	879	32,382
American Financial Group, Inc./Ohio	679	39,307
Aon plc	2,639	231,361
Arch Capital Group Ltd.*	1,227	67,141
Arthur J. Gallagher & Co.	1,443	65,455
Aspen Insurance Holdings Ltd.	595	25,448
Assured Guaranty Ltd.	1,531	33,927
Axis Capital Holdings Ltd.	955	45,200
Brown & Brown, Inc.	1,076	34,593
Chubb Corp.	2,181	198,646
Cincinnati Financial Corp.	1,335	62,812
CNO Financial Group, Inc.	1,932	32,767
Endurance Specialty Holdings Ltd.	405	22,348
Erie Indemnity Co., Class A	224	16,981
Everest Reinsurance Group Ltd.	412	66,748
First American Financial Corp.	973	26,388
FNF Group	2,515	69,766
Genworth Financial, Inc., Class A*	4,510	59,081
Hanover Insurance Group, Inc.	399	24,507
Hartford Financial Services Group, Inc.	4,069	151,570
HCC Insurance Holdings, Inc.	905	43,702
Kemper Corp.	454	15,504
Lincoln National Corp.	2,370	126,985
Markel Corp.*	126	80,155
MBIA, Inc.*	1,282	11,769
Mercury General Corp.	329	16,059
PartnerReinsurance Ltd.	451	49,560
Primerica, Inc.	493	23,772
Principal Financial Group, Inc.	2,483	130,283
ProAssurance Corp.	529	23,313
Progressive Corp.	4,882	123,417
Protective Life Corp.	715	49,628
Prudential Financial, Inc.	4,181	367,677
Reinsurance Group of America, Inc.	623	49,921
RenaissanceReinsurance Holdings Ltd.	368	36,796
StanCorp Financial Group, Inc.	396	25,019
Torchmark Corp.	1,186	62,111
Travelers Cos., Inc.	3,073	288,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Group	2,314	$79,555
Validus Holdings Ltd.	827	32,369
W. R. Berkley Corp.	927	44,311
White Mountains Insurance Group Ltd.	55	34,654
Willis Group Holdings plc	1,620	67,068
XL Group plc	2,409	79,907

		3,789,485

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	412	14,820
Altisource Portfolio Solutions S.A.*	147	14,818
CBRE Group, Inc., Class A*	2,533	75,331
Forest City Enterprises, Inc., Class A*	1,522	29,770
Howard Hughes Corp.*	327	49,050
Jones Lang LaSalle, Inc.	407	51,420
Realogy Holdings Corp.*	1,328	49,402
St. Joe Co.*	838	16,701

		301,312

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	4,372	42,496
MGIC Investment Corp.*	3,071	23,984
New York Community Bancorp, Inc.	4,017	63,750
Ocwen Financial Corp.*	1,033	27,044
People’s United Financial, Inc.	2,821	40,820
Radian Group, Inc.	1,735	24,741
Washington Federal, Inc.	906	18,446

		241,281

Total Financials		21,302,605

Health Care (16.6%)
Biotechnology (3.6%)
Alexion Pharmaceuticals, Inc.*	1,716	284,547
Alkermes plc*	1,323	56,717
Alnylam Pharmaceuticals, Inc.*	598	46,704
Amgen, Inc.	6,902	969,455
Biogen Idec, Inc.*	2,070	684,777
Cepheid, Inc.*	639	28,135
Cubist Pharmaceuticals, Inc.*	690	45,775
Gilead Sciences, Inc.*	13,456	1,432,391
Incyte Corp.*	1,393	68,327
Isis Pharmaceuticals, Inc.*	1,074	41,703
Medivation, Inc.*	698	69,011
Myriad Genetics, Inc.*	678	26,150
Pharmacyclics, Inc.*	555	65,174
Regeneron Pharmaceuticals, Inc.*	669	241,188
Seattle Genetics, Inc.*	913	33,945
United Therapeutics Corp.*	428	55,062
Vertex Pharmaceuticals, Inc.*	2,063	231,696

		4,380,757

Health Care Equipment & Supplies (2.3%)
Alere, Inc.*	710	27,534
Align Technology, Inc.*	660	34,109
Baxter International, Inc.	4,918	352,965
Becton, Dickinson and Co.	1,742	198,257
Cooper Cos., Inc.	438	68,218
Covidien plc	4,101	354,778
DENTSPLY International, Inc.	1,288	58,733
Edwards Lifesciences Corp.*	962	98,268
Hologic, Inc.*	2,224	54,110
IDEXX Laboratories, Inc.*	457	53,848
Intuitive Surgical, Inc.*	326	150,553
Medtronic, Inc.	8,900	551,355
ResMed, Inc.	1,273	62,721
Sirona Dental Systems, Inc.*	503	38,570
St. Jude Medical, Inc.	2,590	155,737
STERIS Corp.	540	29,138
Stryker Corp.	2,715	219,236
Teleflex, Inc.	376	39,495
Thoratec Corp.*	512	13,686
Varian Medical Systems, Inc.*	936	74,992
West Pharmaceutical Services, Inc.	643	28,781
Zimmer Holdings, Inc.	1,533	154,143

		2,819,227

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	1,935	149,575
Brookdale Senior Living, Inc.*	1,653	53,260
Cardinal Health, Inc.	3,059	229,180
Centene Corp.*	532	44,002
Cigna Corp.	2,394	217,112
DaVita HealthCare Partners, Inc.*	1,561	114,172
Express Scripts Holding Co.*	6,764	477,741
HCA Holdings, Inc.*	2,743	193,436
Henry Schein, Inc.*	769	89,565
Laboratory Corp. of America Holdings*	770	78,347
LifePoint Hospitals, Inc.*	410	28,368
McKesson Corp.	2,103	409,391
MEDNAX, Inc.*	908	49,777
Owens & Minor, Inc.	573	18,760
Patterson Cos., Inc.	786	32,564
Quest Diagnostics, Inc.	1,312	79,612
Team Health Holdings, Inc.*	644	37,346
VCA, Inc.*	781	30,717
WellCare Health Plans, Inc.*	399	24,076

		2,357,001

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,539	20,646
athenahealth, Inc.*	345	45,433
Cerner Corp.*	2,758	164,294
Medidata Solutions, Inc.*	492	21,791

		252,164

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,031	172,706
Bio-Rad Laboratories, Inc., Class A*	185	20,979
Illumina, Inc.*	1,275	208,998
Mettler-Toledo International, Inc.*	262	67,106
Techne Corp.	336	31,433
Thermo Fisher Scientific, Inc.	3,625	441,162
Waters Corp.*	763	75,629

		1,018,013

Pharmaceuticals (7.7%)
AbbVie, Inc.	14,158	817,766
Allergan, Inc.	2,615	465,967
Bristol-Myers Squibb Co.	15,050	770,259
Eli Lilly & Co.	8,929	579,046
Endo International plc*	1,395	95,334
Jazz Pharmaceuticals plc*	548	87,987
Johnson & Johnson	25,595	2,728,171
Mallinckrodt plc*	1,029	92,764
Merck & Co., Inc.	26,154	1,550,409
Perrigo Co. plc	1,215	182,481
Pfizer, Inc.	57,566	1,702,227
Salix Pharmaceuticals Ltd.*	579	90,463
Theravance, Inc.	723	12,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	4,554	$168,270

		9,343,500

Total Health Care		20,170,662

Industrials (7.5%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	956	80,247
DigitalGlobe, Inc.*	640	18,240
Exelis, Inc.	1,710	28,283
Hexcel Corp.*	875	34,737
Rockwell Collins, Inc.	1,227	96,320
Vectrus, Inc.*	95	1,855

		259,682

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	1,334	88,471
Expeditors International of Washington, Inc.	1,771	71,867
FedEx Corp.	2,411	389,256
United Parcel Service, Inc., Class B	6,380	627,090

		1,176,684

Airlines (0.5%)
Alaska Air Group, Inc.	1,226	53,380
Delta Air Lines, Inc.	7,657	276,800
JetBlue Airways Corp.*	2,240	23,789
Southwest Airlines Co.	6,232	210,455
Spirit Airlines, Inc.*	663	45,840

		610,264

Building Products (0.2%)
A.O. Smith Corp.	686	32,434
Allegion plc	874	41,638
Lennox International, Inc.	406	31,209
Masco Corp.	3,229	77,238
Owens Corning, Inc.	1,067	33,877
USG Corp.*	815	22,404

		238,800

Commercial Services & Supplies (0.2%)
ADT Corp.	1,578	55,956
Civeo Corp.	971	11,273
Covanta Holding Corp.	1,189	25,231
Deluxe Corp.	453	24,987
Iron Mountain, Inc. (REIT)	1,562	50,999
KAR Auction Services, Inc.	1,278	36,589
Pitney Bowes, Inc.	1,842	46,032
R.R. Donnelley & Sons Co.	1,813	29,842

		280,909

Construction & Engineering (0.1%)
AECOM Technology Corp.*	903	30,476
EMCOR Group, Inc.	609	24,336
Quanta Services, Inc.*	1,971	71,528

		126,340

Electrical Equipment (0.9%)
Acuity Brands, Inc.	392	46,142
AMETEK, Inc.	2,232	112,069
Eaton Corp. plc	4,326	274,139
Emerson Electric Co.	6,334	396,382
Generac Holdings, Inc.*	625	25,337
Hubbell, Inc., Class B	493	59,421
Polypore International, Inc.*	408	15,875
Regal-Beloit Corp.	410	26,343
Rockwell Automation, Inc.	1,251	137,460

		1,093,168

Industrial Conglomerates (1.2%)
3M Co.	5,879	832,937
Carlisle Cos., Inc.	582	46,781
Danaher Corp.	5,535	420,549
Roper Industries, Inc.	909	132,978

		1,433,245

Machinery (1.9%)
Actuant Corp., Class A	625	19,075
AGCO Corp.	774	35,186
CLARCOR, Inc.	458	28,891
Colfax Corp.*	865	49,279
Cummins, Inc.	1,551	204,701
Deere & Co.	3,258	267,123
Donaldson Co., Inc.	1,208	49,081
Dover Corp.	1,512	121,459
Graco, Inc.	546	39,847
Harsco Corp.	733	15,694
IDEX Corp.	726	52,541
Illinois Tool Works, Inc.	3,311	279,515
Lincoln Electric Holdings, Inc.	720	49,777
Manitowoc Co., Inc.	1,230	28,843
Middleby Corp.*	520	45,828
Nordson Corp.	534	40,621
PACCAR, Inc.	3,220	183,137
Pall Corp.	968	81,022
Parker-Hannifin Corp.	1,350	154,103
Pentair plc	1,748	114,477
Snap-on, Inc.	528	63,930
Stanley Black & Decker, Inc.	1,416	125,727
Terex Corp.	1,001	31,802
Timken Co.	693	29,376
Toro Co.	506	29,970
Valmont Industries, Inc.	237	31,978
WABCO Holdings, Inc.*	514	46,748
Woodward, Inc.	531	25,286
Xylem, Inc.	1,658	58,842

		2,303,859

Marine (0.1%)
Kirby Corp.*	518	61,046

Professional Services (0.4%)
Corporate Executive Board Co.	306	18,382
Dun & Bradstreet Corp.	330	38,765
IHS, Inc., Class A*	620	77,618
Manpowergroup, Inc.	723	50,682
Nielsen N.V.	2,762	122,440
Robert Half International, Inc.	1,247	61,103
Towers Watson & Co., Class A	640	63,680
Verisk Analytics, Inc., Class A*	1,360	82,810

		515,480

Road & Rail (0.4%)
Avis Budget Group, Inc.*	945	51,871
Con-way, Inc.	523	24,842
Genesee & Wyoming, Inc., Class A*	463	44,129
Hertz Global Holdings, Inc.*	4,064	103,185
J.B. Hunt Transport Services, Inc.	835	61,832
Kansas City Southern	1,000	121,200
Landstar System, Inc.	405	29,237
Old Dominion Freight Line, Inc.*	618	43,655
Ryder System, Inc.	481	43,276

		523,227

Trading Companies & Distributors (0.4%)
Air Lease Corp.	861	27,982
Applied Industrial Technologies, Inc.	378	17,256
Fastenal Co.	2,481	111,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
MRC Global, Inc.*	927	$21,618
MSC Industrial Direct Co., Inc., Class A	465	39,739
NOW, Inc.*	974	29,619
United Rentals, Inc.*	871	96,768
W.W. Grainger, Inc.	552	138,911
Watsco, Inc.	247	21,286
WESCO International, Inc.*	403	31,539

		536,115

Total Industrials		9,158,819

Information Technology (27.5%)
Communications Equipment (2.4%)
ARRIS Group, Inc.*	1,197	33,941
Aruba Networks, Inc.*	988	21,321
Brocade Communications Systems, Inc.	3,900	42,393
Ciena Corp.*	971	16,235
Cisco Systems, Inc.	46,226	1,163,509
F5 Networks, Inc.*	672	79,793
Harris Corp.	951	63,146
InterDigital, Inc.	368	14,654
JDS Uniphase Corp.*	2,095	26,816
Juniper Networks, Inc.	3,877	85,876
Motorola Solutions, Inc.	2,002	126,687
Palo Alto Networks, Inc.*	582	57,094
Plantronics, Inc.	389	18,586
QUALCOMM, Inc.	15,242	1,139,644
Riverbed Technology, Inc.*	1,449	26,872
ViaSat, Inc.*	392	21,607

		2,938,174

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	1,422	142,001
Anixter International, Inc.	246	20,871
Arrow Electronics, Inc.*	898	49,704
Avnet, Inc.	1,255	52,082
Belden, Inc.	392	25,096
Cognex Corp.*	788	31,733
Corning, Inc.	11,756	227,361
Dolby Laboratories, Inc., Class A*	408	17,050
FEI Co.	381	28,735
FLIR Systems, Inc.	1,286	40,303
Ingram Micro, Inc., Class A*	1,413	36,470
IPG Photonics Corp.*	322	22,147
Jabil Circuit, Inc.	1,815	36,609
Knowles Corp.*	769	20,379
National Instruments Corp.	912	28,208
TE Connectivity Ltd.	3,718	205,568
Tech Data Corp.*	347	20,424
Trimble Navigation Ltd.*	2,363	72,072
Vishay Intertechnology, Inc.	1,232	17,605
Zebra Technologies Corp., Class A*	462	32,788

		1,127,206

Internet Software & Services (4.9%)
Akamai Technologies, Inc.*	1,613	96,457
AOL, Inc.*	713	32,049
CoStar Group, Inc.*	293	45,573
eBay, Inc.*	10,256	580,797
Equinix, Inc.*	482	102,415
Facebook, Inc., Class A*	17,719	1,400,510
Google, Inc., Class A*	2,581	1,518,686
Google, Inc., Class C*	2,583	1,491,321
j2 Global, Inc.	413	20,386
LinkedIn Corp., Class A*	938	194,907
Pandora Media, Inc.*	1,649	39,840
Rackspace Hosting, Inc.*	1,078	35,089
Yahoo!, Inc.*	8,382	341,567

		5,899,597

IT Services (4.8%)
Accenture plc, Class A	5,735	466,370
Alliance Data Systems Corp.*	504	125,128
Amdocs Ltd.	1,456	66,801
Automatic Data Processing, Inc.	4,364	362,561
Broadridge Financial Solutions, Inc.	1,087	45,252
Cognizant Technology Solutions Corp., Class A*	5,522	247,220
Computer Sciences Corp.	1,318	80,596
Convergys Corp.	920	16,394
CoreLogic, Inc.*	828	22,414
DST Systems, Inc.	277	23,246
Euronet Worldwide, Inc.*	455	21,745
Fidelity National Information Services, Inc.	2,590	145,817
Fiserv, Inc.*	2,259	146,011
FleetCor Technologies, Inc.*	688	97,779
Gartner, Inc.*	807	59,290
Genpact Ltd.*	1,413	23,060
Global Payments, Inc.	618	43,186
International Business Machines Corp.	8,414	1,597,230
Jack Henry & Associates, Inc.	746	41,522
MasterCard, Inc., Class A	8,941	660,919
MAXIMUS, Inc.	610	24,479
Paychex, Inc.	2,960	130,832
Teradata Corp.*	1,409	59,065
Total System Services, Inc.	1,498	46,378
Vantiv, Inc., Class A*	1,359	41,993
VeriFone Systems, Inc.*	1,030	35,411
Visa, Inc., Class A	4,466	952,910
Western Union Co.	4,816	77,249
WEX, Inc.*	352	38,833
Xerox Corp.	9,848	130,289

		5,829,980

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	5,626	19,185
Altera Corp.	2,808	100,470
Analog Devices, Inc.	2,851	141,096
Applied Materials, Inc.	11,065	239,115
Atmel Corp.*	3,816	30,833
Avago Technologies Ltd.	2,289	199,143
Broadcom Corp., Class A	4,886	197,492
Cavium, Inc.*	488	24,268
Fairchild Semiconductor International, Inc.*	1,092	16,959
First Solar, Inc.*	683	44,948
Intel Corp.	44,981	1,566,238
KLA-Tencor Corp.	1,502	118,328
Lam Research Corp.	1,474	110,108
Linear Technology Corp.	2,165	96,104
Marvell Technology Group Ltd.	3,842	51,790
Maxim Integrated Products, Inc.	2,570	77,717
Microchip Technology, Inc.	1,823	86,100
Micron Technology, Inc.*	9,752	334,103
NVIDIA Corp.	4,688	86,494
ON Semiconductor Corp.*	4,011	35,858
RF Micro Devices, Inc.*	2,622	30,258
Silicon Laboratories, Inc.*	367	14,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.	1,733	$100,601
SunEdison, Inc.*	2,275	42,952
Synaptics, Inc.*	334	24,449
Teradyne, Inc.	1,860	36,065
Texas Instruments, Inc.	9,703	462,736
Xilinx, Inc.	2,442	103,419

		4,391,744

Software (4.8%)
ACI Worldwide, Inc.*	1,036	19,435
Adobe Systems, Inc.*	4,300	297,517
ANSYS, Inc.*	835	63,184
Aspen Technology, Inc.*	836	31,534
Autodesk, Inc.*	2,057	113,341
CA, Inc.	2,905	81,166
Cadence Design Systems, Inc.*	2,635	45,348
Citrix Systems, Inc.*	1,491	106,368
CommVault Systems, Inc.*	386	19,454
Compuware Corp.	1,996	21,177
Concur Technologies, Inc.*	435	55,167
Electronic Arts, Inc.*	2,842	101,204
FactSet Research Systems, Inc.	354	43,022
Fortinet, Inc.*	1,250	31,581
Guidewire Software, Inc.*	624	27,668
Informatica Corp.*	999	34,206
Intuit, Inc.	2,577	225,874
Mentor Graphics Corp.	873	17,892
Microsoft Corp.	74,854	3,470,231
NetSuite, Inc.*	318	28,474
Nuance Communications, Inc.*	2,291	35,316
PTC, Inc.*	1,065	39,298
Qlik Technologies, Inc.*	817	22,092
Red Hat, Inc.*	1,710	96,016
Rovi Corp.*	860	16,981
Salesforce.com, Inc.*	5,230	300,882
ServiceNow, Inc.*	1,179	69,302
SolarWinds, Inc.*	595	25,020
Solera Holdings, Inc.	622	35,056
Splunk, Inc.*	1,077	59,623
SS&C Technologies Holdings, Inc.*	610	26,773
Symantec Corp.	6,264	147,267
Synopsys, Inc.*	1,415	56,168
TIBCO Software, Inc.*	1,393	32,917
Tyler Technologies, Inc.*	298	26,343
Ultimate Software Group, Inc.*	257	36,368

		5,859,265

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	54,357	5,476,468
Diebold, Inc.	586	20,697
EMC Corp.	18,442	539,613
Hewlett-Packard Co.	16,953	601,323
Lexmark International, Inc., Class A	565	24,012
NCR Corp.*	1,524	50,917
NetApp, Inc.	2,901	124,627
SanDisk Corp.	2,039	199,720
Seagate Technology plc	2,969	170,035
Western Digital Corp.	1,998	194,445

		7,401,857

Total Information Technology		33,447,823

Materials (1.5%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	1,742	226,773
Airgas, Inc.	609	67,386
Cabot Corp.	586	29,751
Ecolab, Inc.	2,447	280,989
H.B. Fuller Co.	457	18,143
International Flavors & Fragrances, Inc.	737	70,664
Praxair, Inc.	2,648	341,592
Sensient Technologies Corp.	438	22,929
Sigma-Aldrich Corp.	1,082	147,163

		1,205,390

Construction Materials (0.0%)
Eagle Materials, Inc.	456	46,434

Containers & Packaging (0.4%)
AptarGroup, Inc.	591	35,874
Avery Dennison Corp.	850	37,953
Ball Corp.	1,257	79,530
Bemis Co., Inc.	907	34,484
Greif, Inc., Class A	308	13,494
MeadWestvaco Corp.	1,529	62,597
Owens-Illinois, Inc.*	1,495	38,945
Rock-Tenn Co., Class A	1,299	61,806
Sealed Air Corp.	1,923	67,074
Sonoco Products Co.	921	36,186

		467,943

Metals & Mining (0.1%)
Compass Minerals International, Inc.	304	25,621
Reliance Steel & Aluminum Co.	708	48,427
Worthington Industries, Inc.	462	17,196

		91,244

Paper & Forest Products (0.0%)
Domtar Corp.	590	20,727

Total Materials		1,831,738

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	47,043	1,657,795
CenturyLink, Inc.	5,172	211,483
Frontier Communications Corp.	9,087	59,157
Level 3 Communications, Inc.*	1,623	74,220
tw telecom, Inc.*	1,254	52,179
Windstream Holdings, Inc.	5,453	58,783

		2,113,617

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	1,170	129,753
Telephone & Data Systems, Inc.	896	21,468

		151,221

Total Telecommunication Services		2,264,838

Utilities (0.9%)
Electric Utilities (0.2%)
Cleco Corp.	548	26,387
Hawaiian Electric Industries, Inc.	931	24,718
IDACORP, Inc.	456	24,446
ITC Holdings Corp.	1,413	50,345
OGE Energy Corp.	1,809	67,132
Portland General Electric Co.	709	22,773

		215,801

Gas Utilities (0.2%)
AGL Resources, Inc.	1,086	55,755
Atmos Energy Corp.	910	43,407
New Jersey Resources Corp.	383	19,345
ONE Gas, Inc.	471	16,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Piedmont Natural Gas Co., Inc.	710	$23,806
Questar Corp.	1,592	35,486
South Jersey Industries, Inc.	300	16,008
Southwest Gas Corp.	422	20,501
WGL Holdings, Inc.	471	19,839

		250,279

Multi-Utilities (0.4%)
Avista Corp.	538	16,425
CMS Energy Corp.	2,496	74,031
Consolidated Edison, Inc.	2,658	150,602
Integrys Energy Group, Inc.	725	46,995
MDU Resources Group, Inc.	1,763	49,029
NiSource, Inc.	2,864	117,367
Vectren Corp.	748	29,845

		484,294

Water Utilities (0.1%)
American Water Works Co., Inc.	1,625	78,374
Aqua America, Inc.	1,610	37,883

		116,257

Total Utilities		1,066,631

Total Investments (99.0%) (Cost $77,955,586)		120,416,284
Other Assets Less Liabilities (1.0%)		1,215,080

Net Assets (100%)		$121,631,364

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,217,267	$60,687	$—	$18,277,954
Consumer Staples	10,021,566	—	—	10,021,566
Energy	2,873,648	—	—	2,873,648
Financials	21,302,605	—	—	21,302,605
Health Care	20,170,662	—	—	20,170,662
Industrials	9,158,819	—	—	9,158,819
Information Technology	33,447,823	—	—	33,447,823
Materials	1,831,738	—	—	1,831,738
Telecommunication Services	2,264,838	—	—	2,264,838
Utilities	1,066,631	—	—	1,066,631

Total Assets	$120,355,597	$60,687	$—	$120,416,284

Total Liabilities	$—	$—	$—	$—

Total	$120,355,597	$60,687	$—	$120,416,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

(a)	A security with a market value of $60,687 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,838,094
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,426,415

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,269,138
Aggregate gross unrealized depreciation	(880,964)

Net unrealized appreciation	$42,388,174

Federal income tax cost of investments	$78,028,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Auto Components (1.8%)
Delphi Automotive plc	61,318	$3,761,246
Johnson Controls, Inc.	61,000	2,684,000

		6,445,246

Hotels, Restaurants & Leisure (2.4%)
Norwegian Cruise Line Holdings Ltd.*	82,000	2,953,640
Starbucks Corp.	73,940	5,579,513

		8,533,153

Household Durables (4.6%)
D.R. Horton, Inc.	107,100	2,197,692
Lennar Corp., Class A	58,300	2,263,789
Newell Rubbermaid, Inc.	191,581	6,592,302
Whirlpool Corp.	36,012	5,245,148

		16,298,931

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	5,007	1,614,457

Media (6.1%)
Charter Communications, Inc., Class A*	26,907	4,072,912
Comcast Corp., Class A	46,054	2,476,784
DreamWorks Animation SKG, Inc., Class A*	51,417	1,402,142
Gannett Co., Inc.	173,321	5,142,434
Scripps Networks Interactive, Inc., Class A	58,709	4,584,586
Sirius XM Holdings, Inc.*	1,062,196	3,707,064

		21,385,922

Specialty Retail (2.9%)
Home Depot, Inc.	50,751	4,655,897
Ross Stores, Inc.	45,400	3,431,332
Tiffany & Co.	20,398	1,964,531

		10,051,760

Textiles, Apparel & Luxury Goods (1.2%)
lululemon athletica, Inc.*	23,627	992,571
NIKE, Inc., Class B	34,921	3,114,953

		4,107,524

Total Consumer Discretionary		68,436,993

Consumer Staples (3.4%)
Food Products (1.3%)
Mead Johnson Nutrition Co.	21,600	2,078,352
Mondelez International, Inc., Class A	73,790	2,528,414

		4,606,766

Household Products (1.4%)
Procter & Gamble Co.	58,262	4,878,860

Personal Products (0.7%)
Avon Products, Inc.	198,656	2,503,066

Total Consumer Staples		11,988,692

Energy (10.0%)
Energy Equipment & Services (3.1%)
Ensco plc, Class A	50,254	2,075,993
Halliburton Co.	68,975	4,449,577
Schlumberger Ltd.	42,475	4,319,283

		10,844,853

Oil, Gas & Consumable Fuels (6.9%)
Cenovus Energy, Inc.	154,181	4,144,385
Chevron Corp.	81,509	9,725,654
Cobalt International Energy, Inc.*	69,840	949,824
ConocoPhillips Co.	67,200	5,142,144
Enbridge, Inc.	40,500	1,939,140
Noble Energy, Inc.	34,259	2,341,945

		24,243,092

Total Energy		35,087,945

Financials (15.7%)
Banks (4.7%)
JPMorgan Chase & Co.	36,864	2,220,687
PacWest Bancorp	43,800	1,805,874
PNC Financial Services Group, Inc.	61,500	5,263,170
Umpqua Holdings Corp.	93,500	1,539,945
Wells Fargo & Co.	106,408	5,519,383

		16,349,059

Capital Markets (2.3%)
BlackRock, Inc.	6,539	2,146,884
Goldman Sachs Group, Inc.	32,286	5,926,741

		8,073,625

Diversified Financial Services (1.6%)
CME Group, Inc./Illinois	30,674	2,452,540
Intercontinental Exchange, Inc.	16,200	3,159,810

		5,612,350

Insurance (4.7%)
ACE Ltd.	46,131	4,837,758
Aon plc	66,858	5,861,441
Marsh & McLennan Cos., Inc.	81,368	4,258,801
Progressive Corp.	65,770	1,662,666

		16,620,666

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	91,495	8,566,677

Total Financials		55,222,377

Health Care (12.2%)
Biotechnology (6.4%)
Gilead Sciences, Inc.*	146,461	15,590,774
Receptos, Inc.*	23,000	1,428,530
Seattle Genetics, Inc.*	150,562	5,597,895

		22,617,199

Health Care Equipment & Supplies (0.6%)
St. Jude Medical, Inc.	35,700	2,146,641

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	52,000	4,019,600
Express Scripts Holding Co.*	28,647	2,023,337

		6,042,937

Health Care Technology (1.5%)
Cerner Corp.*	86,114	5,129,811

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	134,299	6,873,423

Total Health Care		42,810,011

Industrials (12.8%)
Aerospace & Defense (3.6%)
B/E Aerospace, Inc.*	32,931	2,764,228
Boeing Co.	42,654	5,433,266
Hexcel Corp.*	116,638	4,630,529

		12,828,023

Commercial Services & Supplies (1.9%)
Iron Mountain, Inc.	107,779	3,518,985
Waste Connections, Inc.	61,891	3,002,951

		6,521,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (2.6%)
Eaton Corp. plc	93,389	$5,918,061
Polypore International, Inc.*	86,782	3,376,688

		9,294,749

Industrial Conglomerates (1.3%)
Danaher Corp.	62,129	4,720,561

Machinery (1.4%)
Caterpillar, Inc.	17,690	1,751,841
IDEX Corp.	42,809	3,098,087

		4,849,928

Professional Services (2.0%)
Nielsen N.V.	86,916	3,852,986
Towers Watson & Co., Class A	30,500	3,034,750

		6,887,736

Total Industrials		45,102,933

Information Technology (17.7%)
Electronic Equipment, Instruments & Components (0.7%)
Jabil Circuit, Inc.	122,313	2,467,053

Internet Software & Services (2.5%)
Google, Inc., Class A*	1,068	628,422
Google, Inc., Class C*	4,068	2,348,701
Twitter, Inc.*	13,300	686,014
VeriSign, Inc.*	95,243	5,249,794

		8,912,931

IT Services (2.2%)
Accenture plc, Class A	11,046	898,261
Jack Henry & Associates, Inc.	47,281	2,631,660
Visa, Inc., Class A	19,891	4,244,143

		7,774,064

Semiconductors & Semiconductor Equipment (5.0%)
ARM Holdings plc (ADR)	37,500	1,638,375
ASML Holding N.V.	29,094	2,875,069
Avago Technologies Ltd.	53,800	4,680,600
Broadcom Corp., Class A	151,417	6,120,275
ON Semiconductor Corp.*	253,402	2,265,414

		17,579,733

Software (3.3%)
Mobileye N.V.*	27,900	1,495,161
Oracle Corp.	187,159	7,164,446
Tableau Software, Inc., Class A*	20,200	1,467,530
Workday, Inc., Class A*	16,596	1,369,170

		11,496,307

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	76,728	7,730,346
NetApp, Inc.	52,100	2,238,216
Western Digital Corp.	40,277	3,919,758

		13,888,320

Total Information Technology		62,118,408

Materials (3.0%)
Chemicals (1.6%)
Monsanto Co.	26,713	3,005,480
Praxair, Inc.	21,300	2,747,700

		5,753,180

Metals & Mining (1.4%)
Allegheny Technologies, Inc.	56,183	2,084,389
Barrick Gold Corp.	25,369	371,909
Cliffs Natural Resources, Inc.	17,729	184,027
Freeport-McMoRan, Inc.	20,124	657,049
Nucor Corp.	28,917	1,569,615

		4,866,989

Total Materials		10,620,169

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
CenturyLink, Inc.	21,689	886,863
Verizon Communications, Inc.	67,700	3,384,323

Total Telecommunication Services		4,271,186

Utilities (2.9%)
Independent Power and Renewable Electricity Producers (2.6%)
AES Corp.	119,000	1,687,420
Calpine Corp.*	74,884	1,624,983
NextEra Energy Partners LP	48,800	1,692,872
NRG Energy, Inc.	114,412	3,487,277
TerraForm Power, Inc., Class A*	17,000	490,620

		8,983,172

Multi-Utilities (0.3%)
PG&E Corp.	23,619	1,063,800

Total Utilities		10,046,972

Total Investments (98.4%) (Cost $235,036,142)		345,705,686
Other Assets Less Liabilities (1.6%)		5,500,254

Net Assets (100%)		$351,205,940

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$68,436,993	$—	$—	$68,436,993
Consumer Staples	11,988,692	—	—	11,988,692
Energy	35,087,945	—	—	35,087,945
Financials	55,222,377	—	—	55,222,377
Health Care	42,810,011	—	—	42,810,011
Industrials	45,102,933	—	—	45,102,933
Information Technology	62,118,408	—	—	62,118,408
Materials	10,620,169	—	—	10,620,169
Telecommunication Services	4,271,186	—	—	4,271,186
Utilities	10,046,972	—	—	10,046,972

Total Assets	$345,705,686	$—	$—	$345,705,686

Total Liabilities	$—	$—	$—	$—

Total	$345,705,686	$—	$—	$345,705,686

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,410,034
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$70,368,368

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,042,825
Aggregate gross unrealized depreciation	(6,994,141)

Net unrealized appreciation	$111,048,684

Federal income tax cost of investments	$234,657,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.4%)
BorgWarner, Inc.	65,260	$3,433,329
Cooper Tire & Rubber Co.	16,700	479,290
Dana Holding Corp.	52,900	1,014,093
Federal-Mogul Holdings Corp.*	32,700	486,249
Gentex Corp.	37,800	1,011,906
Gentherm, Inc.*	9,100	384,293
Goodyear Tire & Rubber Co.	69,700	1,574,174
Johnson Controls, Inc.	173,030	7,613,320
Lear Corp.	21,400	1,849,174
Tenneco, Inc.*	22,600	1,182,206
TRW Automotive Holdings Corp.*	28,800	2,916,000
Visteon Corp.*	12,600	1,225,350

		23,169,384

Automobiles (0.7%)
Ford Motor Co.	1,026,736	15,185,425
General Motors Co.	417,800	13,344,532
Harley-Davidson, Inc.	62,550	3,640,410
Tesla Motors, Inc.*	24,800	6,018,464
Thor Industries, Inc.	14,600	751,900

		38,940,731

Distributors (0.1%)
Genuine Parts Co.	40,000	3,508,400
LKQ Corp.*	89,000	2,366,510
Pool Corp.	15,900	857,328

		6,732,238

Diversified Consumer Services (0.2%)
Apollo Education Group, Inc.*	26,330	662,199
Bright Horizons Family Solutions, Inc.*	13,600	572,016
Career Education Corp.*	700	3,556
DeVry Education Group, Inc.	25,800	1,104,498
Graham Holdings Co., Class B	1,300	909,467
Grand Canyon Education, Inc.*	12,900	525,933
H&R Block, Inc.	84,350	2,615,694
Houghton Mifflin Harcourt Co.*	28,400	552,096
Service Corp. International	56,100	1,185,954
Sotheby’s, Inc.	25,300	903,716

		9,035,129

Hotels, Restaurants & Leisure (1.9%)
Aramark	17,600	462,880
Bally Technologies, Inc.*	14,300	1,154,010
Belmond Ltd., Class A*	4,400	51,304
Bloomin’ Brands, Inc.*	20,300	372,302
Brinker International, Inc.	20,490	1,040,687
Buffalo Wild Wings, Inc.*	6,100	819,047
Burger King Worldwide, Inc.	28,500	845,310
Caesars Entertainment Corp.*	31,500	396,270
Carnival Corp.	117,360	4,714,351
Cheesecake Factory, Inc.	12,800	582,400
Chipotle Mexican Grill, Inc.*	8,000	5,332,720
Choice Hotels International, Inc.	6,000	312,000
Cracker Barrel Old Country Store, Inc.	5,800	598,502
Darden Restaurants, Inc.	41,150	2,117,579
Domino’s Pizza, Inc.	16,400	1,262,144
Dunkin’ Brands Group, Inc.	30,300	1,358,046
Hilton Worldwide Holdings, Inc.*	35,800	881,754
Hyatt Hotels Corp., Class A*	16,500	998,580
International Game Technology	81,360	1,372,543
Jack in the Box, Inc.	9,900	675,081
Krispy Kreme Doughnuts, Inc.*	4,300	73,788
La Quinta Holdings, Inc.*	24,000	455,760
Las Vegas Sands Corp.	98,000	6,096,580
Life Time Fitness, Inc.*	14,000	706,160
Marriott International, Inc., Class A	57,725	4,034,978
Marriott Vacations Worldwide Corp.*	7,300	462,893
McDonald’s Corp.	257,440	24,407,886
MGM Resorts International*	101,700	2,316,726
Norwegian Cruise Line Holdings Ltd.*	23,600	850,072
Panera Bread Co., Class A*	7,100	1,155,312
Papa John’s International, Inc.	2,100	83,979
Royal Caribbean Cruises Ltd.	47,950	3,226,556
SeaWorld Entertainment, Inc.	17,700	340,371
Six Flags Entertainment Corp.	24,684	848,883
Starbucks Corp.	193,850	14,627,921
Starwood Hotels & Resorts Worldwide, Inc.	51,400	4,276,994
Texas Roadhouse, Inc.	18,200	506,688
Vail Resorts, Inc.	10,200	884,952
Wendy’s Co.	84,400	697,144
Wyndham Worldwide Corp.	36,970	3,004,182
Wynn Resorts Ltd.	22,100	4,134,468
Yum! Brands, Inc.	114,940	8,273,381

		106,813,184

Household Durables (0.5%)
D.R. Horton, Inc.	88,100	1,807,812
Garmin Ltd.	35,500	1,845,645
Harman International Industries, Inc.	19,190	1,881,388
Helen of Troy Ltd.*	6,000	315,120
Jarden Corp.*	34,950	2,100,844
Leggett & Platt, Inc.	42,200	1,473,624
Lennar Corp., Class A	49,300	1,914,319
Mohawk Industries, Inc.*	17,000	2,291,940
Newell Rubbermaid, Inc.	80,500	2,770,005
NVR, Inc.*	1,200	1,356,024
PulteGroup, Inc.	104,800	1,850,768
Ryland Group, Inc.	13,600	452,064
Standard Pacific Corp.*	62,400	467,376
Taylor Morrison Home Corp., Class A*	23,000	373,060
Tempur Sealy International, Inc.*	17,200	966,124
Toll Brothers, Inc.*	44,200	1,377,272
TRI Pointe Homes, Inc.*	38,000	491,720
Tupperware Brands Corp.	15,000	1,035,600
Whirlpool Corp.	20,120	2,930,478

		27,701,183

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	97,080	31,302,475
Expedia, Inc.	27,205	2,383,702
FTD Cos., Inc.*	5,620	191,698
Groupon, Inc.*	119,200	796,256
HomeAway, Inc.*	24,400	866,200
HSN, Inc.	13,200	810,084
Liberty Interactive Corp.*	131,830	3,759,792
Liberty TripAdvisor Holdings, Inc.*	17,402	589,928
Liberty Ventures*	17,402	660,580
Netflix, Inc.*	15,600	7,038,408
Priceline Group, Inc.*	13,480	15,617,658
Shutterfly, Inc.*	10,000	487,400
TripAdvisor, Inc.*	31,805	2,907,613
zulily, Inc., Class A*	12,400	469,836

		67,881,630

Leisure Products (0.2%)
Brunswick Corp.	22,600	952,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hasbro, Inc.	33,900	$1,864,331
Mattel, Inc.	94,800	2,905,620
Polaris Industries, Inc.	19,200	2,875,968

		8,598,283

Media (3.4%)
AMC Entertainment Holdings, Inc., Class A	18,500	425,315
AMC Networks, Inc., Class A*	21,212	1,239,205
Cablevision Systems Corp. - New York Group, Class A	61,150	1,070,737
CBS Corp. (Non-Voting), Class B	135,820	7,266,370
Charter Communications, Inc., Class A*	20,700	3,133,359
Cinemark Holdings, Inc.	31,500	1,072,260
Clear Channel Outdoor Holdings, Inc., Class A	77,000	518,980
Comcast Corp., Class A	665,424	35,786,503
DIRECTV*	121,846	10,542,116
Discovery Communications, Inc., Class A*	59,800	2,260,440
Discovery Communications, Inc., Class C*	59,800	2,229,344
DISH Network Corp., Class A*	55,660	3,594,523
DreamWorks Animation SKG, Inc., Class A*	20,600	561,762
Gannett Co., Inc.	69,600	2,065,032
Global Sources Ltd.*	23	154
Interpublic Group of Cos., Inc.	119,600	2,191,072
John Wiley & Sons, Inc., Class A	17,000	953,870
Lamar Advertising Co., Class A	21,400	1,053,950
Liberty Media Corp.*	74,091	3,486,229
Lions Gate Entertainment Corp.	22,800	751,716
Live Nation Entertainment, Inc.*	33,200	797,464
Madison Square Garden Co., Class A*	17,787	1,176,076
Meredith Corp.	3,600	154,080
Morningstar, Inc.	4,300	291,970
New York Times Co., Class A	38,000	426,360
News Corp., Class A*	141,361	2,311,252
Omnicom Group, Inc.	68,500	4,716,910
Regal Entertainment Group, Class A	10,900	216,692
Scripps Networks Interactive, Inc., Class A	31,100	2,428,599
Sinclair Broadcast Group, Inc., Class A	19,400	506,146
Sirius XM Holdings, Inc.*	718,400	2,507,216
Starz, Class A*	32,997	1,091,541
Thomson Reuters Corp.	102,100	3,717,461
Time Warner Cable, Inc.	72,602	10,417,661
Time Warner, Inc.	227,126	17,082,146
Time, Inc.*	29,203	684,226
Twenty-First Century Fox, Inc., Class A	496,026	17,008,732
Viacom, Inc., Class B	111,960	8,614,202
Walt Disney Co.	445,968	39,704,531

		194,056,202

Multiline Retail (0.6%)
Big Lots, Inc.	15,500	667,275
Burlington Stores, Inc.*	6,300	251,118
Dillard’s, Inc., Class A	6,600	719,268
Dollar General Corp.*	81,900	5,004,909
Dollar Tree, Inc.*	55,050	3,086,654
Family Dollar Stores, Inc.	30,150	2,328,786
J.C. Penney Co., Inc.*	63,200	634,528
Kohl’s Corp.	54,310	3,314,539
Macy’s, Inc.	95,600	5,562,008
Nordstrom, Inc.	39,390	2,693,094
Sears Holdings Corp.*	11,700	295,191
Target Corp.	165,060	10,345,961

		34,903,331

Specialty Retail (2.3%)
Aaron’s, Inc.	17,500	425,600
Abercrombie & Fitch Co., Class A	18,800	683,192
Advance Auto Parts, Inc.	20,750	2,703,725
American Eagle Outfitters, Inc.	60,700	881,364
ANN, Inc.*	12,600	518,238
Asbury Automotive Group, Inc.*	8,300	534,686
Ascena Retail Group, Inc.*	44,800	595,840
AutoNation, Inc.*	18,900	950,859
AutoZone, Inc.*	8,490	4,327,013
Bed Bath & Beyond, Inc.*	53,950	3,551,528
Best Buy Co., Inc.	83,910	2,818,537
Buckle, Inc.	9,900	449,361
Cabela’s, Inc.*	15,800	930,620
CarMax, Inc.*	59,950	2,784,678
Chico’s FAS, Inc.	39,950	590,062
CST Brands, Inc.	18,058	649,185
Dick’s Sporting Goods, Inc.	31,100	1,364,668
DSW, Inc., Class A	15,200	457,672
Five Below, Inc.*	14,100	558,501
Foot Locker, Inc.	40,100	2,231,565
Francesca’s Holdings Corp.*	5,400	75,222
GameStop Corp., Class A	33,700	1,388,440
Gap, Inc.	68,890	2,872,024
Genesco, Inc.*	7,800	583,050
GNC Holdings, Inc., Class A	27,900	1,080,846
Group 1 Automotive, Inc.	5,800	421,718
Guess?, Inc.	17,600	386,672
Home Depot, Inc.	351,305	32,228,721
L Brands, Inc.	63,090	4,225,768
Lithia Motors, Inc., Class A	5,900	446,571
Lowe’s Cos., Inc.	263,340	13,935,953
Lumber Liquidators Holdings, Inc.*	8,500	487,730
Mattress Firm Holding Corp.*	1,700	102,102
Men’s Wearhouse, Inc.	19,100	901,902
Monro Muffler Brake, Inc.	3,200	155,296
Murphy USA, Inc.*	14,655	777,594
Office Depot, Inc.*	132,429	680,685
O’Reilly Automotive, Inc.*	27,650	4,157,454
Penske Automotive Group, Inc.	8,900	361,251
PetSmart, Inc.	25,700	1,801,313
Restoration Hardware Holdings, Inc.*	8,200	652,310
Ross Stores, Inc.	55,360	4,184,109
Sally Beauty Holdings, Inc.*	48,300	1,321,971
Sears Hometown and Outlet Stores, Inc.*	600	9,300
Signet Jewelers Ltd.	20,880	2,378,441
Staples, Inc.	184,150	2,228,215
Systemax, Inc.*	600	7,482
Tiffany & Co.	31,700	3,053,027
TJX Cos., Inc.	182,400	10,792,608
Tractor Supply Co.	39,600	2,435,796
Ulta Salon Cosmetics & Fragrance, Inc.*	19,600	2,316,132
Urban Outfitters, Inc.*	35,150	1,290,005
Williams-Sonoma, Inc.	26,900	1,790,733

		127,537,335

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	15,680	1,215,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Coach, Inc.	76,820	$2,735,560
Columbia Sportswear Co.	10,800	386,424
Deckers Outdoor Corp.*	12,800	1,243,904
Fossil Group, Inc.*	15,800	1,483,620
Hanesbrands, Inc.	25,600	2,750,464
Iconix Brand Group, Inc.*	12,800	472,832
Kate Spade & Co.*	29,900	784,277
Michael Kors Holdings Ltd.*	57,200	4,083,508
NIKE, Inc., Class B	181,960	16,230,832
PVH Corp.	24,581	2,977,988
Ralph Lauren Corp.	15,370	2,531,900
Skechers U.S.A., Inc., Class A*	10,200	543,762
Steven Madden Ltd.*	19,102	615,658
Under Armour, Inc., Class A*	44,900	3,102,590
VF Corp.	89,500	5,909,685
Wolverine World Wide, Inc.	27,700	694,162

		47,762,680

Total Consumer Discretionary		693,131,310

Consumer Staples (8.2%)
Beverages (1.8%)
Boston Beer Co., Inc., Class A*	2,300	510,048
Brown-Forman Corp., Class B	42,400	3,825,328
Coca-Cola Co.	1,022,340	43,613,025
Coca-Cola Enterprises, Inc.	70,600	3,131,816
Constellation Brands, Inc., Class A*	42,200	3,678,152
Dr. Pepper Snapple Group, Inc.	51,110	3,286,884
Molson Coors Brewing Co., Class B	39,750	2,958,990
Monster Beverage Corp.*	36,700	3,364,289
PepsiCo, Inc.	389,390	36,248,315

		100,616,847

Food & Staples Retailing (1.9%)
Andersons, Inc.	4,450	279,816
Casey’s General Stores, Inc.	9,800	702,660
Costco Wholesale Corp.	113,250	14,192,490
CVS Health Corp.	304,610	24,243,910
Kroger Co.	137,710	7,160,920
Rite Aid Corp.*	254,100	1,229,844
Safeway, Inc.	68,840	2,361,212
Sprouts Farmers Market, Inc.*	25,500	741,285
SUPERVALU, Inc.*	52,600	470,244
Sysco Corp.	152,250	5,777,887
United Natural Foods, Inc.*	13,800	848,148
Walgreen Co.	246,680	14,620,724
Wal-Mart Stores, Inc.	409,120	31,285,406
Whole Foods Market, Inc.	105,300	4,012,983

		107,927,529

Food Products (1.5%)
Archer-Daniels-Midland Co.	175,260	8,955,786
B&G Foods, Inc.	500	13,775
Bunge Ltd.	40,580	3,418,053
Campbell Soup Co.	49,800	2,127,954
ConAgra Foods, Inc.	112,750	3,725,260
Darling Ingredients, Inc.*	43,000	787,760
Flowers Foods, Inc.	47,400	870,264
General Mills, Inc.	160,100	8,077,045
Hain Celestial Group, Inc.*	12,900	1,320,315
Hershey Co.	40,550	3,869,687
Hormel Foods Corp.	40,000	2,055,600
Ingredion, Inc.	23,600	1,788,644
J.M. Smucker Co.	30,327	3,002,070
Kellogg Co.	66,400	4,090,240
Keurig Green Mountain, Inc.	36,866	4,797,373
Kraft Foods Group, Inc.	155,036	8,744,030
Lancaster Colony Corp.	1,300	110,864
McCormick & Co., Inc. (Non-Voting)	35,050	2,344,845
Mead Johnson Nutrition Co.	56,100	5,397,942
Mondelez International, Inc., Class A	447,110	15,320,224
Pilgrim’s Pride Corp.*	17,800	543,968
Pinnacle Foods, Inc.	14,000	457,100
Sanderson Farms, Inc.	4,600	404,570
TreeHouse Foods, Inc.*	10,000	805,000
Tyson Foods, Inc., Class A	79,200	3,118,104
WhiteWave Foods Co.*	39,703	1,442,410

		87,588,883

Household Products (1.7%)
Church & Dwight Co., Inc.	40,600	2,848,496
Clorox Co.	33,450	3,212,538
Colgate-Palmolive Co.	238,420	15,549,752
Energizer Holdings, Inc.	16,450	2,026,805
Harbinger Group, Inc.*	19,700	258,464
Kimberly-Clark Corp.	98,200	10,563,374
Procter & Gamble Co.	699,380	58,566,081
Spectrum Brands Holdings, Inc.	3,500	316,855

		93,342,365

Personal Products (0.1%)
Avon Products, Inc.	123,850	1,560,510
Coty, Inc., Class A	800	13,240
Estee Lauder Cos., Inc., Class A	61,600	4,602,752
Herbalife Ltd.	24,100	1,054,375
Nu Skin Enterprises, Inc., Class A	15,500	697,965

		7,928,842

Tobacco (1.2%)
Altria Group, Inc.	517,490	23,773,491
Lorillard, Inc.	99,850	5,982,013
Philip Morris International, Inc.	404,030	33,696,102
Reynolds American, Inc.	79,500	4,690,500

		68,142,106

Total Consumer Staples		465,546,572

Energy (8.9%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	17,200	751,468
Baker Hughes, Inc.	112,284	7,305,197
Bristow Group, Inc.	11,000	739,200
Cameron International Corp.*	52,750	3,501,545
CARBO Ceramics, Inc.	6,000	355,380
Diamond Offshore Drilling, Inc.	23,210	795,407
Dresser-Rand Group, Inc.*	19,700	1,620,522
Dril-Quip, Inc.*	12,800	1,144,320
Era Group, Inc.*	4,300	93,525
Exterran Holdings, Inc.	19,800	877,338
FMC Technologies, Inc.*	62,800	3,410,668
Forum Energy Technologies, Inc.*	15,500	474,455
Frank’s International N.V.	22,600	422,620
Halliburton Co.	220,030	14,194,135
Helix Energy Solutions Group, Inc.*	36,700	809,602
Helmerich & Payne, Inc.	28,600	2,799,082
McDermott International, Inc.*	84,700	484,484
Nabors Industries Ltd.	78,990	1,797,812
National Oilwell Varco, Inc.	114,080	8,681,488
North Atlantic Drilling Ltd.	51,200	340,992
Oceaneering International, Inc.	33,600	2,189,712
Oil States International, Inc.*	18,900	1,169,910
Patterson-UTI Energy, Inc.	45,900	1,493,127
Rowan Cos., plc, Class A	43,300	1,095,923
RPC, Inc.	1,900	41,724
Schlumberger Ltd.	334,055	33,970,053
SEACOR Holdings, Inc.*	7,100	531,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Seadrill Ltd.	100,300	$2,684,028
Superior Energy Services, Inc.	42,271	1,389,448
Tidewater, Inc.	19,600	764,988
Unit Corp.*	13,100	768,315

		96,697,548

Oil, Gas & Consumable Fuels (7.2%)
Anadarko Petroleum Corp.	133,880	13,580,787
Antero Resources Corp.*	13,800	757,482
Apache Corp.	100,480	9,432,058
Athlon Energy, Inc.*	13,300	774,459
Bonanza Creek Energy, Inc.*	9,200	523,480
Cabot Oil & Gas Corp.	108,700	3,553,403
Carrizo Oil & Gas, Inc.*	12,300	661,986
Cheniere Energy, Inc.*	61,700	4,937,851
Chesapeake Energy Corp.	137,210	3,154,458
Chevron Corp.	492,100	58,717,372
Cimarex Energy Co.	24,260	3,069,618
Cobalt International Energy, Inc.*	91,500	1,244,400
Concho Resources, Inc.*	29,200	3,661,388
ConocoPhillips Co.	318,476	24,369,784
CONSOL Energy, Inc.	68,950	2,610,447
Continental Resources, Inc.*	23,200	1,542,336
CVR Energy, Inc.	9,600	429,408
Delek U.S. Holdings, Inc.	9,400	311,328
Denbury Resources, Inc.	91,659	1,377,635
Devon Energy Corp.	104,730	7,140,491
Diamondback Energy, Inc.*	9,900	740,322
Energen Corp.	20,400	1,473,696
EOG Resources, Inc.	141,300	13,991,526
EP Energy Corp., Class A*	28,700	501,676
EQT Corp.	42,700	3,908,758
EXCO Resources, Inc.	10,500	35,070
Exxon Mobil Corp.#	1,105,765	103,997,198
GasLog Ltd.	15,800	347,758
Golar LNG Ltd.	11,700	776,880
Gulfport Energy Corp.*	22,300	1,190,820
Hess Corp.	72,120	6,802,358
HollyFrontier Corp.	53,732	2,347,014
Kinder Morgan, Inc.	171,120	6,560,741
Kodiak Oil & Gas Corp.*	68,900	934,973
Laredo Petroleum Holdings, Inc.*	16,100	360,801
Marathon Oil Corp.	175,390	6,592,910
Marathon Petroleum Corp.	65,495	5,545,462
Matador Resources Co.*	19,100	493,735
Murphy Oil Corp.	50,920	2,897,857
Newfield Exploration Co.*	35,850	1,328,959
Noble Energy, Inc.	94,960	6,491,466
Oasis Petroleum, Inc.*	24,900	1,041,069
Occidental Petroleum Corp.	204,660	19,678,059
ONEOK, Inc.	56,500	3,703,575
PBF Energy, Inc., Class A	17,900	429,600
PDC Energy, Inc.*	8,800	442,552
Peabody Energy Corp.	78,700	974,306
Phillips 66	147,388	11,984,118
Pioneer Natural Resources Co.	37,250	7,337,132
QEP Resources, Inc.	53,400	1,643,652
Range Resources Corp.	44,350	3,007,373
Rosetta Resources, Inc.*	19,900	886,744
RSP Permian, Inc.*	20,200	516,312
Sanchez Energy Corp.*	12,200	320,372
SandRidge Energy, Inc.*	141,444	606,795
Scorpio Tankers, Inc.	45,900	381,429
SemGroup Corp., Class A	9,800	816,046
Ship Finance International Ltd.	1,800	30,456
SM Energy Co.	20,900	1,630,200
Southwestern Energy Co.*	95,550	3,339,473
Spectra Energy Corp.	174,700	6,858,722
Stone Energy Corp.*	13,200	413,952
Targa Resources Corp.	9,000	1,225,530
Teekay Corp.	10,600	703,416
Tesoro Corp.	33,710	2,055,636
Ultra Petroleum Corp.*	40,500	942,030
Valero Energy Corp.	139,030	6,432,918
Western Refining, Inc.	17,900	751,621
Whiting Petroleum Corp.*	34,800	2,698,740
Williams Cos., Inc.	193,800	10,726,830
World Fuel Services Corp.	27,400	1,093,808
WPX Energy, Inc.*	64,033	1,540,634

		403,383,251

Total Energy		500,080,799

Financials (17.3%)
Banks (5.6%)
Associated Banc-Corp.	65,400	1,139,268
BancorpSouth, Inc.	31,550	635,417
Bank of America Corp.	2,707,592	46,164,444
Bank of Hawaii Corp.	12,700	721,487
Bank of the Ozarks, Inc.	17,400	548,448
BankUnited, Inc.	26,500	807,985
BB&T Corp.	187,250	6,967,572
BOK Financial Corp.	9,150	608,292
Cathay General Bancorp	21,630	537,073
CIT Group, Inc.	56,100	2,578,356
Citigroup, Inc.	782,172	40,532,153
City Holding Co.	10,030	422,564
City National Corp./California	17,200	1,301,524
Comerica, Inc.	53,000	2,642,580
Commerce Bancshares, Inc./Missouri	21,841	975,091
Community Bank System, Inc.	12,000	403,080
Cullen/Frost Bankers, Inc.	17,300	1,323,623
CVB Financial Corp.	34,400	493,640
East West Bancorp, Inc.	39,500	1,343,000
F.N.B. Corp./Pennsylvania	48,700	583,913
Fifth Third Bancorp	221,550	4,435,431
First Busey Corp.	19,300	107,501
First Citizens BancShares, Inc./North Carolina, Class A	2,200	476,586
First Commonwealth Financial Corp.	22,500	188,775
First Financial Bankshares, Inc.	18,800	522,452
First Financial Corp./Indiana	10,000	309,500
First Horizon National Corp.	68,162	837,029
First Midwest Bancorp, Inc./Illinois	17,100	275,139
First Niagara Financial Group, Inc.	122,945	1,024,132
First Republic Bank/California	31,800	1,570,284
FirstMerit Corp.	47,495	835,912
Fulton Financial Corp.	75,000	831,000
Glacier Bancorp, Inc.	24,600	636,156
Hancock Holding Co.	24,124	773,174
Home BancShares, Inc./Arkansas	12,400	364,684
Huntington Bancshares, Inc./Ohio	223,800	2,177,574
Iberiabank Corp.	8,400	525,084
International Bancshares Corp.	22,000	542,630
Investors Bancorp, Inc.	92,965	941,735
JPMorgan Chase & Co.	974,525	58,705,386
KeyCorp	258,600	3,447,138
M&T Bank Corp.	34,457	4,248,204
MB Financial, Inc.	13,100	362,608
National Penn Bancshares, Inc.	37,700	366,067
NBT Bancorp, Inc.	16,500	371,580
Old National Bancorp/Indiana	28,300	367,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PacWest Bancorp	26,596	$1,096,553
Pinnacle Financial Partners, Inc.	12,800	462,080
PNC Financial Services Group, Inc.	141,318	12,093,994
Popular, Inc.*	38,050	1,120,002
PrivateBancorp, Inc.	18,000	538,380
Prosperity Bancshares, Inc.	15,900	909,003
Regions Financial Corp.	355,100	3,565,204
S&T Bancorp, Inc.	12,500	293,250
Signature Bank/New York*	14,900	1,669,694
SunTrust Banks, Inc./Georgia	145,550	5,535,266
Susquehanna Bancshares, Inc.	58,700	587,000
SVB Financial Group*	13,400	1,502,006
Synovus Financial Corp.	42,300	999,972
TCF Financial Corp.	56,950	884,434
Texas Capital Bancshares, Inc.*	12,000	692,160
Tompkins Financial Corp.	9,239	407,255
Towne Bank/Virginia	18,079	245,513
Trustmark Corp.	15,050	346,677
U.S. Bancorp/Minnesota	447,490	18,718,507
UMB Financial Corp.	10,600	578,230
Umpqua Holdings Corp.	44,690	736,044
United Bankshares, Inc./West Virginia	14,100	436,113
Valley National Bancorp	71,829	696,023
Webster Financial Corp.	25,700	748,898
Wells Fargo & Co.	1,234,619	64,039,688
WesBanco, Inc.	15,000	458,850
Western Alliance Bancorp*	14,200	339,380
Wintrust Financial Corp.	11,500	513,705
Zions Bancorp	49,600	1,441,376

		317,627,579

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	15,940	3,193,738
Ameriprise Financial, Inc.	50,460	6,225,755
Bank of New York Mellon Corp.	297,050	11,504,746
BlackRock, Inc.	33,210	10,903,507
Charles Schwab Corp.	300,334	8,826,816
Cohen & Steers, Inc.	11,400	438,216
E*TRADE Financial Corp.*	83,210	1,879,714
Eaton Vance Corp.	34,740	1,310,740
Evercore Partners, Inc., Class A	10,600	498,200
Federated Investors, Inc., Class B	36,800	1,080,448
Financial Engines, Inc.	13,900	475,588
Franklin Resources, Inc.	103,390	5,646,128
GAMCO Investors, Inc., Class A	6,900	488,106
Goldman Sachs Group, Inc.	116,500	21,385,905
Greenhill & Co., Inc.	7,500	348,675
Invesco Ltd.	112,700	4,449,396
Janus Capital Group, Inc.	31,300	455,102
Lazard Ltd., Class A	34,700	1,759,290
Legg Mason, Inc.	30,750	1,573,170
LPL Financial Holdings, Inc.	22,800	1,049,940
Morgan Stanley	403,173	13,937,691
Northern Trust Corp.	65,350	4,445,761
NorthStar Asset Management Group, Inc.*	48,550	894,291
Piper Jaffray Cos.*	7,900	412,696
Raymond James Financial, Inc.	37,500	2,009,250
SEI Investments Co.	42,150	1,524,144
State Street Corp.	115,150	8,476,192
Stifel Financial Corp.*	15,339	719,246
T. Rowe Price Group, Inc.	71,980	5,643,232
TD Ameritrade Holding Corp.	67,936	2,267,024
Virtus Investment Partners, Inc.	2,391	415,317
Waddell & Reed Financial, Inc., Class A	23,920	1,236,425
WisdomTree Investments, Inc.*	27,400	311,812

		125,786,261

Consumer Finance (0.9%)
Ally Financial, Inc.*	70,400	1,629,056
American Express Co.	236,356	20,690,604
Capital One Financial Corp.	148,870	12,150,770
Cash America International, Inc.	1,600	70,080
Credit Acceptance Corp.*	2,800	352,996
Discover Financial Services	121,470	7,821,453
Green Dot Corp., Class A*	3,600	76,104
Navient Corp.	117,584	2,082,413
Nelnet, Inc., Class A	3,900	168,051
Portfolio Recovery Associates, Inc.*	17,400	908,802
Santander Consumer USA Holdings, Inc.	22,900	407,849
SLM Corp.	117,584	1,006,519
Springleaf Holdings, Inc.*	16,400	523,652

		47,888,349

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	471,285	65,103,310
CBOE Holdings, Inc.	27,200	1,455,880
CME Group, Inc./Illinois	83,065	6,641,462
Interactive Brokers Group, Inc., Class A	17,040	425,148
Intercontinental Exchange, Inc.	31,378	6,120,279
Leucadia National Corp.	91,388	2,178,690
MarketAxess Holdings, Inc.	10,860	671,799
McGraw Hill Financial, Inc.	74,530	6,294,058
Moody’s Corp.	49,250	4,654,125
MSCI, Inc.*	36,334	1,708,425
NASDAQ OMX Group, Inc.	40,300	1,709,526
Voya Financial, Inc.	37,300	1,458,430

		98,421,132

Insurance (3.0%)
ACE Ltd.	87,300	9,155,151
Aflac, Inc.	116,950	6,812,337
Alleghany Corp.*	4,754	1,987,885
Allied World Assurance Co. Holdings AG	25,640	944,578
Allstate Corp.	114,740	7,041,594
American Equity Investment Life Holding Co.	17,400	398,112
American Financial Group, Inc./Ohio	23,830	1,379,519
American International Group, Inc.	376,836	20,356,681
American National Insurance Co.	4,400	494,560
AmTrust Financial Services, Inc.	10,736	427,508
Aon plc	77,278	6,774,962
Arch Capital Group Ltd.*	35,700	1,953,504
Arthur J. Gallagher & Co.	39,500	1,791,720
Aspen Insurance Holdings Ltd.	18,170	777,131
Assurant, Inc.	24,600	1,581,780
Assured Guaranty Ltd.	49,500	1,096,920
Axis Capital Holdings Ltd.	34,070	1,612,533
Brown & Brown, Inc.	35,300	1,134,895
Chubb Corp.	64,960	5,916,557
Cincinnati Financial Corp.	48,520	2,282,866
CNA Financial Corp.	10,500	399,315
CNO Financial Group, Inc.	59,300	1,005,728
Endurance Specialty Holdings Ltd.	11,700	645,606
Enstar Group Ltd.*	1,200	163,584
Erie Indemnity Co., Class A	10,800	818,748
Everest Reinsurance Group Ltd.	12,500	2,025,125
First American Financial Corp.	39,300	1,065,816
FNF Group	78,189	2,168,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
FNFV Group*	26,060	$358,586
Genworth Financial, Inc., Class A*	142,000	1,860,200
Hanover Insurance Group, Inc.	10,690	656,580
Hartford Financial Services Group, Inc.	121,210	4,515,073
HCC Insurance Holdings, Inc.	27,780	1,341,496
Hilltop Holdings, Inc.*	25,700	515,285
Kemper Corp.	14,900	508,835
Lincoln National Corp.	68,750	3,683,625
Loews Corp.	87,192	3,632,419
Markel Corp.*	4,060	2,582,769
Marsh & McLennan Cos., Inc.	143,150	7,492,471
Mercury General Corp.	6,500	317,265
MetLife, Inc.	243,760	13,094,787
Old Republic International Corp.	71,894	1,026,646
OneBeacon Insurance Group Ltd., Class A	21,600	332,856
PartnerReinsurance Ltd.	13,560	1,490,108
Phoenix Cos., Inc.*	3,140	176,028
Platinum Underwriters Holdings Ltd.	7,300	444,351
Primerica, Inc.	14,700	708,834
Principal Financial Group, Inc.	76,600	4,019,202
ProAssurance Corp.	19,000	837,330
Progressive Corp.	168,300	4,254,624
Protective Life Corp.	20,500	1,422,905
Prudential Financial, Inc.	119,831	10,537,938
Reinsurance Group of America, Inc.	19,910	1,595,388
RenaissanceReinsurance Holdings Ltd.	11,000	1,099,890
RLI Corp.	16,280	704,761
StanCorp Financial Group, Inc.	12,780	807,440
Symetra Financial Corp.	21,300	496,929
Torchmark Corp.	40,905	2,142,195
Travelers Cos., Inc.	90,170	8,470,570
Unum Group	72,500	2,492,550
Validus Holdings Ltd.	24,958	976,856
W. R. Berkley Corp.	27,100	1,295,380
White Mountains Insurance Group Ltd.	1,700	1,071,119
XL Group plc	73,270	2,430,366

		171,607,335

Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	9,800	270,284
Alexander’s, Inc. (REIT)	1,600	598,256
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,362,900
Altisource Residential Corp. (REIT)	15,200	364,800
American Campus Communities, Inc. (REIT)	28,300	1,031,535
American Capital Agency Corp. (REIT)	95,100	2,020,875
American Homes 4 Rent (REIT), Class A	30,400	513,456
American Realty Capital Healthcare Trust, Inc. (REIT)	44,100	462,168
American Realty Capital Properties, Inc. (REIT)	236,500	2,852,190
American Tower Corp. (REIT)	104,500	9,784,335
Annaly Capital Management, Inc. (REIT)	250,458	2,674,891
Apartment Investment & Management Co. (REIT), Class A	43,188	1,374,242
ARMOUR Residential REIT, Inc. (REIT)	104,400	401,940
AvalonBay Communities, Inc. (REIT)	33,649	4,743,500
BioMed Realty Trust, Inc. (REIT)	49,800	1,005,960
Boston Properties, Inc. (REIT)	41,070	4,754,263
Brandywine Realty Trust (REIT)	51,000	717,570
Brixmor Property Group, Inc. (REIT)	3,900	86,814
Camden Property Trust (REIT)	24,880	1,705,026
CBL & Associates Properties, Inc. (REIT)	47,891	857,249
CBS Outdoor Americas, Inc. (REIT)	31,000	928,140
Chambers Street Properties (REIT)	70,700	532,371
Chimera Investment Corp. (REIT)	360,700	1,096,528
Colony Financial, Inc. (REIT)	19,100	427,458
Columbia Property Trust, Inc. (REIT)	32,600	778,162
Corporate Office Properties Trust/Maryland (REIT)	24,809	638,088
Corrections Corp. of America (REIT)	34,743	1,193,769
Cousins Properties, Inc. (REIT)	51,713	617,970
Crown Castle International Corp. (REIT)	86,250	6,945,713
CubeSmart (REIT)	39,700	713,806
DCT Industrial Trust, Inc. (REIT)	91,400	686,414
DDR Corp. (REIT)	84,708	1,417,165
DiamondRock Hospitality Co. (REIT)	58,300	739,244
Digital Realty Trust, Inc. (REIT)	37,589	2,344,802
Douglas Emmett, Inc. (REIT)	37,000	949,790
Duke Realty Corp. (REIT)	84,800	1,456,864
DuPont Fabros Technology, Inc. (REIT)	11,800	319,072
EastGroup Properties, Inc. (REIT)	12,100	733,139
EPR Properties (REIT)	14,840	752,091
Equity Commonwealth (REIT)	33,000	848,430
Equity Lifestyle Properties, Inc. (REIT)	21,800	923,448
Equity One, Inc. (REIT)	17,800	385,014
Equity Residential (REIT)	94,087	5,793,877
Essex Property Trust, Inc. (REIT)	18,477	3,302,764
Extra Space Storage, Inc. (REIT)	33,000	1,701,810
Federal Realty Investment Trust (REIT)	17,380	2,058,835
FelCor Lodging Trust, Inc. (REIT)	600	5,616
First Industrial Realty Trust, Inc. (REIT)	29,500	498,845
Franklin Street Properties Corp. (REIT)	3,900	43,758
Gaming and Leisure Properties, Inc. (REIT)	30,730	949,557
General Growth Properties, Inc. (REIT)	164,507	3,874,140
Geo Group, Inc. (REIT)	24,883	951,028
Glimcher Realty Trust (REIT)	44,100	597,114
Government Properties Income Trust (REIT)	16,900	370,279
Hatteras Financial Corp. (REIT)	17,200	308,912
HCP, Inc. (REIT)	126,097	5,007,312
Health Care REIT, Inc. (REIT)	78,717	4,909,579
Healthcare Realty Trust, Inc. (REIT)	23,600	558,848
Healthcare Trust of America, Inc. (REIT), Class A	61,800	716,880
Hersha Hospitality Trust (REIT)	44,800	285,376
Highwoods Properties, Inc. (REIT)	29,530	1,148,717
Home Properties, Inc. (REIT)	13,610	792,646
Hospitality Properties Trust (REIT)	43,400	1,165,290
Host Hotels & Resorts, Inc. (REIT)	199,613	4,257,745
Inland Real Estate Corp. (REIT)	39,600	392,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Mortgage Capital, Inc. (REIT)	38,200	$600,504
Investors Real Estate Trust (REIT)	26,200	201,740
Kilroy Realty Corp. (REIT)	21,800	1,295,792
Kimco Realty Corp. (REIT)	118,722	2,601,199
LaSalle Hotel Properties (REIT)	37,300	1,277,152
Lexington Realty Trust (REIT)	45,500	445,445
Liberty Property Trust (REIT)	38,452	1,278,914
LTC Properties, Inc. (REIT)	7,600	280,364
Macerich Co. (REIT)	42,184	2,692,605
Mack-Cali Realty Corp. (REIT)	25,239	482,317
Medical Properties Trust, Inc. (REIT)	42,800	524,728
MFA Financial, Inc. (REIT)	120,050	933,989
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,294,355
National Health Investors, Inc. (REIT)	7,000	399,980
National Retail Properties, Inc. (REIT)	38,290	1,323,685
New Residential Investment Corp. (REIT)	53,100	309,573
New York REIT, Inc. (REIT)	45,900	471,852
NorthStar Realty Finance Corp. (REIT)	48,550	857,879
Omega Healthcare Investors, Inc. (REIT)	35,140	1,201,437
Pebblebrook Hotel Trust (REIT)	16,400	612,376
PennyMac Mortgage Investment Trust (REIT)	18,000	385,740
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,033,704
Plum Creek Timber Co., Inc. (REIT)	51,914	2,025,165
Post Properties, Inc. (REIT)	18,200	934,388
Potlatch Corp. (REIT)	10,100	406,121
Prologis, Inc. (REIT)	137,764	5,193,703
PS Business Parks, Inc. (REIT)	5,200	395,928
Public Storage (REIT)	38,902	6,451,508
Rayonier, Inc. (REIT)	40,425	1,258,835
Realty Income Corp. (REIT)	60,028	2,448,542
Redwood Trust, Inc. (REIT)	21,900	363,102
Regency Centers Corp. (REIT)	31,486	1,694,891
Retail Properties of America, Inc. (REIT), Class A	61,600	901,208
RLJ Lodging Trust (REIT)	33,200	945,204
Ryman Hospitality Properties, Inc. (REIT)	10,751	508,522
Select Income REIT (REIT)	2,400	57,720
Senior Housing Properties Trust (REIT)	54,290	1,135,747
Silver Bay Realty Trust Corp. (REIT)	6,208	100,632
Simon Property Group, Inc. (REIT)	79,959	13,146,859
SL Green Realty Corp. (REIT)	27,800	2,816,696
Sovran Self Storage, Inc. (REIT)	6,900	513,084
Spirit Realty Capital, Inc. (REIT)	104,667	1,148,197
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	617,450
Sun Communities, Inc. (REIT)	6,900	348,450
Sunstone Hotel Investors, Inc. (REIT)	53,300	736,606
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	965,240
Taubman Centers, Inc. (REIT)	20,600	1,503,800
Two Harbors Investment Corp. (REIT)	86,200	833,554
UDR, Inc. (REIT)	77,036	2,099,231
Ventas, Inc. (REIT)	77,535	4,803,293
Vornado Realty Trust (REIT)	52,547	5,252,598
Washington Prime Group, Inc. (REIT)	41,379	723,305
Washington Real Estate Investment Trust (REIT)	16,270	412,933
Weingarten Realty Investors (REIT)	36,986	1,165,059
Weyerhaeuser Co. (REIT)	136,533	4,349,941
WP Carey, Inc. (REIT)	25,900	1,651,643

		191,115,581

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	15,180	546,024
Altisource Asset Management Corp.*	100	67,501
Altisource Portfolio Solutions S.A.*	3,900	393,120
CBRE Group, Inc., Class A*	79,250	2,356,895
Forest City Enterprises, Inc., Class A*	50,700	991,692
Howard Hughes Corp.*	11,200	1,680,000
Jones Lang LaSalle, Inc.	12,100	1,528,714
Kennedy-Wilson Holdings, Inc.	17,400	416,904
Realogy Holdings Corp.*	34,100	1,268,520
St. Joe Co.*	7,700	153,461

		9,402,831

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	32,000	396,480
Bank Mutual Corp.	34,200	219,222
Beneficial Mutual Bancorp, Inc.*	34,200	437,076
Brookline Bancorp, Inc.	34,700	296,685
Capitol Federal Financial, Inc.	46,886	554,193
Dime Community Bancshares, Inc.	27,100	390,240
Essent Group Ltd.*	22,700	486,007
EverBank Financial Corp.	18,800	332,008
Flagstar Bancorp, Inc.*	1,300	21,879
Home Loan Servicing Solutions Ltd.	14,000	296,660
Hudson City Bancorp, Inc.	178,590	1,735,895
Kearny Financial Corp.*	36,100	481,213
Ladder Capital Corp., Class A*	25,500	481,950
MGIC Investment Corp.*	75,800	591,998
New York Community Bancorp, Inc.	134,950	2,141,656
Northwest Bancshares, Inc.	25,100	303,710
Ocwen Financial Corp.*	32,700	856,086
People’s United Financial, Inc.	101,400	1,467,258
Radian Group, Inc.	50,400	718,704
TFS Financial Corp.	36,000	515,520
TrustCo Bank Corp.	27,800	179,032
Washington Federal, Inc.	42,500	865,300

		13,768,772

Total Financials		975,617,840

Health Care (13.4%)
Biotechnology (2.9%)
ACADIA Pharmaceuticals, Inc.*	22,600	559,576
Achillion Pharmaceuticals, Inc.*	16,100	160,678
Acorda Therapeutics, Inc.*	8,500	287,980
Aegerion Pharmaceuticals, Inc.*	8,100	270,378
Agios Pharmaceuticals, Inc.*	1,600	98,160
Alexion Pharmaceuticals, Inc.*	52,600	8,722,132
Alkermes plc*	37,600	1,611,912
Alnylam Pharmaceuticals, Inc.*	15,400	1,202,740
Amgen, Inc.	195,739	27,493,500
Arena Pharmaceuticals, Inc.*	66,800	279,892
ARIAD Pharmaceuticals, Inc.*	49,900	269,460
Biogen Idec, Inc.*	61,760	20,430,826
BioMarin Pharmaceutical, Inc.*	39,500	2,850,320
Celgene Corp.*	207,738	19,689,408
Celldex Therapeutics, Inc.*	27,100	351,216
Cepheid, Inc.*	14,400	634,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Clovis Oncology, Inc.*	6,700	$303,912
Cubist Pharmaceuticals, Inc.*	17,600	1,167,584
Exact Sciences Corp.*	29,500	571,710
Exelixis, Inc.*	46,100	70,533
Genomic Health, Inc.*	9,100	257,621
Gilead Sciences, Inc.*	398,400	42,409,680
Halozyme Therapeutics, Inc.*	45,200	411,320
ImmunoGen, Inc.*	10,900	115,431
Incyte Corp.*	37,700	1,849,185
Insys Therapeutics, Inc.*	9,500	368,410
Intercept Pharmaceuticals, Inc.*	3,200	757,408
Intrexon Corp.*	4,300	79,894
Ironwood Pharmaceuticals, Inc.*	22,200	287,601
Isis Pharmaceuticals, Inc.*	31,900	1,238,677
Karyopharm Therapeutics, Inc.*	10,700	373,858
Keryx Biopharmaceuticals, Inc.*	30,700	422,125
Lexicon Pharmaceuticals, Inc.*	6,100	8,601
Ligand Pharmaceuticals, Inc.*	7,500	352,425
MannKind Corp.*	59,400	351,054
Medivation, Inc.*	20,600	2,036,722
MiMedx Group, Inc.*	500	3,565
Momenta Pharmaceuticals, Inc.*	1,100	12,474
Myriad Genetics, Inc.*	25,650	989,320
Neurocrine Biosciences, Inc.*	9,100	142,597
NPS Pharmaceuticals, Inc.*	21,900	569,400
Ophthotech Corp.*	8,900	346,477
OPKO Health, Inc.*	49,000	416,990
PDL BioPharma, Inc.	58,500	436,995
Pharmacyclics, Inc.*	16,500	1,937,595
Puma Biotechnology, Inc.*	6,100	1,455,277
Regeneron Pharmaceuticals, Inc.*	20,500	7,390,660
Sarepta Therapeutics, Inc.*	10,100	213,110
Seattle Genetics, Inc.*	33,200	1,234,376
TESARO, Inc.*	3,400	91,528
Ultragenyx Pharmaceutical, Inc.*	10,200	577,320
United Therapeutics Corp.*	13,000	1,672,450
Vertex Pharmaceuticals, Inc.*	60,700	6,817,217

		162,653,312

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.	1,500	76,065
Abbott Laboratories	391,250	16,272,087
Alere, Inc.*	21,250	824,075
Align Technology, Inc.*	21,700	1,121,456
Baxter International, Inc.	140,280	10,067,896
Becton, Dickinson and Co.	50,340	5,729,195
Boston Scientific Corp.*	344,600	4,069,726
C.R. Bard, Inc.	22,480	3,208,121
Cantel Medical Corp.	14,350	493,353
CareFusion Corp.*	62,400	2,823,600
CONMED Corp.	1,900	69,996
Cooper Cos., Inc.	14,400	2,242,800
Covidien plc	117,500	10,164,925
Cyberonics, Inc.*	8,600	439,976
DENTSPLY International, Inc.	37,900	1,728,240
DexCom, Inc.*	20,100	803,799
Edwards Lifesciences Corp.*	28,400	2,901,060
Endologix, Inc.*	9,700	102,820
Globus Medical, Inc., Class A*	14,100	277,347
Greatbatch, Inc.*	10,500	447,405
Haemonetics Corp.*	21,800	761,256
HeartWare International, Inc.*	4,300	333,809
Hill-Rom Holdings, Inc.	14,830	614,407
Hologic, Inc.*	62,600	1,523,058
ICU Medical, Inc.*	2,100	134,778
IDEXX Laboratories, Inc.*	14,600	1,720,318
Insulet Corp.*	17,800	655,930
Integra LifeSciences Holdings Corp.*	10,300	511,292
Intuitive Surgical, Inc.*	9,300	4,294,926
Masimo Corp.*	25,600	544,768
Medtronic, Inc.	261,340	16,190,013
Meridian Bioscience, Inc.	16,100	284,809
Neogen Corp.*	9,900	391,050
NuVasive, Inc.*	12,950	451,566
NxStage Medical, Inc.*	4,700	61,711
Quidel Corp.*	2,900	77,923
ResMed, Inc.	41,700	2,054,559
Sirona Dental Systems, Inc.*	18,900	1,449,252
Spectranetics Corp.*	4,100	108,937
St. Jude Medical, Inc.	75,600	4,545,828
STERIS Corp.	16,360	882,786
Stryker Corp.	89,370	7,216,628
Teleflex, Inc.	10,900	1,144,936
Thoratec Corp.*	23,300	622,809
Varian Medical Systems, Inc.*	27,110	2,172,053
West Pharmaceutical Services, Inc.	23,000	1,029,480
Wright Medical Group, Inc.*	21,200	642,360
Zimmer Holdings, Inc.	46,700	4,695,685

		118,980,869

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	14,500	703,250
Aetna, Inc.	94,497	7,654,257
Air Methods Corp.*	12,600	699,930
AmerisourceBergen Corp.	63,700	4,924,010
AMN Healthcare Services, Inc.*	4,000	62,800
Amsurg Corp.*	10,200	510,510
Bio-Reference Laboratories, Inc.*	3,200	89,792
BioScrip, Inc.*	300	2,073
Brookdale Senior Living, Inc.*	50,735	1,634,682
Cardinal Health, Inc.	90,500	6,780,260
Catamaran Corp.*	55,692	2,347,418
Centene Corp.*	14,900	1,232,379
Chemed Corp.	4,200	432,180
Cigna Corp.	71,040	6,442,618
Community Health Systems, Inc.*	33,267	1,822,699
DaVita HealthCare Partners, Inc.*	45,900	3,357,126
Ensign Group, Inc.	100	3,480
Envision Healthcare Holdings, Inc.*	21,100	731,748
Express Scripts Holding Co.*	200,651	14,171,980
HCA Holdings, Inc.*	85,000	5,994,200
Health Net, Inc.*	20,940	965,543
HealthSouth Corp.	24,800	915,120
Henry Schein, Inc.*	22,250	2,591,457
Humana, Inc.	40,300	5,250,687
IPC The Hospitalist Co., Inc.*	100	4,479
Kindred Healthcare, Inc.	27,300	529,620
Laboratory Corp. of America Holdings*	23,750	2,416,562
LifePoint Hospitals, Inc.*	14,250	985,957
Magellan Health, Inc.*	9,200	503,516
McKesson Corp.	61,280	11,929,378
MEDNAX, Inc.*	29,640	1,624,865
Molina Healthcare, Inc.*	12,900	545,670
MWI Veterinary Supply, Inc.*	4,000	593,600
Omnicare, Inc.	29,620	1,844,141
Owens & Minor, Inc.	26,850	879,069
Patterson Cos., Inc.	27,600	1,143,468
PharMerica Corp.*	14,270	348,616
Premier, Inc., Class A*	17,800	584,908
Quest Diagnostics, Inc.	38,630	2,344,068
Select Medical Holdings Corp.	28,400	341,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Team Health Holdings, Inc.*	19,500	$1,130,805
Tenet Healthcare Corp.*	31,275	1,857,422
Triple-S Management Corp., Class B*	1,700	33,830
UnitedHealth Group, Inc.	255,220	22,012,725
Universal American Corp.*	30,800	247,632
Universal Health Services, Inc., Class B	23,080	2,411,860
VCA, Inc.*	23,650	930,155
WellCare Health Plans, Inc.*	14,900	899,066
WellPoint, Inc.	75,380	9,016,956

		134,480,219

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	64,450	864,597
athenahealth, Inc.*	11,900	1,567,111
Castlight Health, Inc., Class B*	28,700	371,378
Cerner Corp.*	76,700	4,569,019
HealthStream, Inc.*	300	7,203
HMS Holdings Corp.*	28,800	542,880
IMS Health Holdings, Inc.*	19,500	510,705
MedAssets, Inc.*	10,400	215,488
Medidata Solutions, Inc.*	13,600	602,344
Quality Systems, Inc.	9,100	125,307
Veeva Systems, Inc., Class A*	11,500	323,955

		9,699,987

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	86,230	4,913,385
Bio-Rad Laboratories, Inc., Class A*	8,500	963,900
Bruker Corp.*	27,900	516,569
Charles River Laboratories International, Inc.*	12,250	731,815
Covance, Inc.*	16,700	1,314,290
Illumina, Inc.*	35,900	5,884,728
Luminex Corp.*	1,300	25,350
Mettler-Toledo International, Inc.*	8,600	2,202,718
PAREXEL International Corp.*	14,570	919,221
PerkinElmer, Inc.	36,100	1,573,960
QIAGEN N.V.*	79,200	1,803,384
Quintiles Transnational Holdings, Inc.*	14,700	819,966
Techne Corp.	11,450	1,071,148
Thermo Fisher Scientific, Inc.	104,350	12,699,395
Waters Corp.*	26,000	2,577,120

		38,016,949

Pharmaceuticals (5.2%)
AbbVie, Inc.	414,250	23,927,080
Actavis plc*	65,862	15,891,183
Akorn, Inc.*	16,200	587,574
Allergan, Inc.	77,170	13,750,922
Auxilium Pharmaceuticals, Inc.*	3,500	104,475
AVANIR Pharmaceuticals, Inc.*	43,900	523,288
Bristol-Myers Squibb Co.	426,730	21,840,041
Eli Lilly & Co.	255,210	16,550,369
Endo International plc*	39,700	2,713,098
Hospira, Inc.*	46,750	2,432,402
Impax Laboratories, Inc.*	2,500	59,275
Jazz Pharmaceuticals plc*	15,500	2,488,680
Johnson & Johnson	726,760	77,465,348
Lannett Co., Inc.*	9,600	438,528
Mallinckrodt plc*	32,692	2,947,184
Medicines Co.*	11,200	249,984
Merck & Co., Inc.	752,490	44,607,607
Mylan, Inc.*	97,350	4,428,452
Nektar Therapeutics*	37,000	446,590
Pacira Pharmaceuticals, Inc.*	7,500	726,900
Perrigo Co. plc	34,300	5,151,517
Pfizer, Inc.	1,642,417	48,566,271
Prestige Brands Holdings, Inc.*	14,500	469,365
Salix Pharmaceuticals Ltd.*	16,600	2,593,584
Theravance Biopharma, Inc.*	5,000	115,250
Theravance, Inc.	17,500	299,075
Zoetis, Inc.	139,300	5,147,135

		294,521,177

Total Health Care		758,352,513

Industrials (11.2%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.	9,100	1,161,524
American Science & Engineering, Inc.	5,300	293,514
B/E Aerospace, Inc.*	27,460	2,304,993
Boeing Co.	190,000	24,202,200
Cubic Corp.	5,200	243,360
Curtiss-Wright Corp.	12,700	837,184
DigitalGlobe, Inc.*	15,800	450,300
Engility Holdings, Inc.*	1,861	58,007
Esterline Technologies Corp.*	11,300	1,257,351
Exelis, Inc.	60,850	1,006,459
GenCorp, Inc.*	2,700	43,119
General Dynamics Corp.	80,470	10,226,932
HEICO Corp.	21,093	985,043
Hexcel Corp.*	29,600	1,175,120
Honeywell International, Inc.	204,000	18,996,480
Huntington Ingalls Industries, Inc.	12,700	1,323,467
L-3 Communications Holdings, Inc.	22,470	2,672,132
Lockheed Martin Corp.	69,960	12,787,289
Moog, Inc., Class A*	12,000	820,800
Northrop Grumman Corp.	55,750	7,345,620
Orbital Sciences Corp.*	10,400	289,120
Precision Castparts Corp.	37,270	8,828,518
Raytheon Co.	80,890	8,220,042
Rockwell Collins, Inc.	37,450	2,939,825
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,252,174
Teledyne Technologies, Inc.*	13,700	1,287,937
Textron, Inc.	82,100	2,954,779
TransDigm Group, Inc.	15,150	2,792,600
Triumph Group, Inc.	12,400	806,620
United Technologies Corp.	238,840	25,221,504
Vectrus, Inc.*	1,081	21,103

		142,805,116

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	41,200	2,732,384
Expeditors International of Washington, Inc.	58,600	2,377,988
FedEx Corp.	78,250	12,633,462
Hub Group, Inc., Class A*	400	16,212
United Parcel Service, Inc., Class B	184,350	18,119,762
UTi Worldwide, Inc.*	24,200	257,246
XPO Logistics, Inc.*	13,500	508,545

		36,645,599

Airlines (0.6%)
Alaska Air Group, Inc.	39,800	1,732,892
Allegiant Travel Co.	4,000	494,640
American Airlines Group, Inc.	187,600	6,656,048
Copa Holdings S.A., Class A	11,600	1,244,564
Delta Air Lines, Inc.	228,550	8,262,082
JetBlue Airways Corp.*	69,900	742,338
SkyWest, Inc.	18,700	145,486
Southwest Airlines Co.	180,200	6,085,354
Spirit Airlines, Inc.*	17,100	1,182,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	97,240	$4,549,860

		31,095,558

Building Products (0.2%)
A.O. Smith Corp.	27,300	1,290,744
Allegion plc	28,166	1,341,828
Armstrong World Industries, Inc.*	8,100	453,600
Fortune Brands Home & Security, Inc.	46,150	1,897,226
Insteel Industries, Inc.	200	4,112
Lennox International, Inc.	16,510	1,269,124
Masco Corp.	104,600	2,502,032
Masonite International Corp.*	8,200	454,116
Owens Corning, Inc.	35,170	1,116,648
Simpson Manufacturing Co., Inc.	9,000	262,350
USG Corp.*	22,500	618,525

		11,210,305

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	8,100	208,089
ADT Corp.	45,350	1,608,111
Brady Corp., Class A	10,000	224,400
Brink’s Co.	1,200	28,848
Cintas Corp.	28,800	2,032,992
Civeo Corp.	24,500	284,445
Clean Harbors, Inc.*	16,200	873,504
Copart, Inc.*	37,000	1,158,655
Covanta Holding Corp.	32,000	679,040
Deluxe Corp.	17,000	937,720
Healthcare Services Group, Inc.	21,900	626,559
Herman Miller, Inc.	15,600	465,660
HNI Corp.	11,700	421,083
Interface, Inc.	700	11,298
Iron Mountain, Inc. (REIT)	52,970	1,729,470
KAR Auction Services, Inc.	36,400	1,042,132
Mobile Mini, Inc.	8,300	290,251
MSA Safety, Inc.	7,100	350,740
Pitney Bowes, Inc.	54,520	1,362,455
R.R. Donnelley & Sons Co.	49,130	808,680
Republic Services, Inc.	76,735	2,994,200
Rollins, Inc.	21,000	614,880
Steelcase, Inc., Class A	16,100	260,659
Stericycle, Inc.*	21,800	2,541,008
Tetra Tech, Inc.	18,300	457,134
Tyco International Ltd.	120,200	5,357,314
UniFirst Corp.	2,800	270,452
United Stationers, Inc.	12,100	454,597
Waste Connections, Inc.	37,550	1,821,926
Waste Management, Inc.	123,450	5,867,578
West Corp.	17,700	521,442

		36,305,322

Construction & Engineering (0.3%)
AECOM Technology Corp.*	25,900	874,125
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,829,506
EMCOR Group, Inc.	25,100	1,002,996
Fluor Corp.	45,460	3,036,273
Foster Wheeler AG	26,000	822,120
Granite Construction, Inc.	7,100	225,851
Jacobs Engineering Group, Inc.*	37,100	1,811,222
KBR, Inc.	48,800	918,904
MasTec, Inc.*	18,700	572,594
Primoris Services Corp.	700	18,788
Quanta Services, Inc.*	64,850	2,353,407
URS Corp.	17,900	1,031,219

		14,497,005

Electrical Equipment (0.6%)
Acuity Brands, Inc.	12,200	1,436,062
AMETEK, Inc.	64,975	3,262,394
Babcock & Wilcox Co.	37,600	1,041,144
Eaton Corp. plc	126,797	8,035,126
Emerson Electric Co.	182,810	11,440,250
EnerSys, Inc.	13,300	779,912
Franklin Electric Co., Inc.	15,000	521,100
Generac Holdings, Inc.*	14,600	591,884
Hubbell, Inc., Class B	15,400	1,856,162
Polypore International, Inc.*	12,300	478,593
Regal-Beloit Corp.	13,900	893,075
Rockwell Automation, Inc.	38,500	4,230,380
SolarCity Corp.*	11,100	661,560

		35,227,642

Industrial Conglomerates (1.9%)
3M Co.	169,730	24,047,346
Carlisle Cos., Inc.	17,300	1,390,574
Danaher Corp.	160,460	12,191,751
General Electric Co.	2,592,392	66,417,083
Raven Industries, Inc.	4,000	97,600
Roper Industries, Inc.	25,850	3,781,597

		107,925,951

Machinery (2.0%)
Actuant Corp., Class A	23,500	717,220
AGCO Corp.	27,500	1,250,150
Allison Transmission Holdings, Inc.	35,200	1,002,848
Barnes Group, Inc.	15,200	461,320
Caterpillar, Inc.	160,310	15,875,499
Chart Industries, Inc.*	10,080	616,190
CLARCOR, Inc.	14,000	883,120
Colfax Corp.*	27,730	1,579,778
Crane Co.	18,600	1,175,706
Cummins, Inc.	47,360	6,250,573
Deere & Co.	94,740	7,767,733
Donaldson Co., Inc.	36,700	1,491,121
Dover Corp.	43,390	3,485,519
Flowserve Corp.	35,740	2,520,385
Graco, Inc.	17,860	1,303,423
Greenbrier Cos., Inc.	7,600	557,688
Harsco Corp.	30,400	650,864
Hillenbrand, Inc.	9,800	302,722
IDEX Corp.	23,240	1,681,879
Illinois Tool Works, Inc.	89,010	7,514,224
Ingersoll-Rand plc	74,200	4,181,912
ITT Corp.	30,425	1,367,299
Joy Global, Inc.	26,480	1,444,219
Kennametal, Inc.	26,190	1,081,909
Lincoln Electric Holdings, Inc.	20,960	1,449,070
Manitowoc Co., Inc.	46,900	1,099,805
Middleby Corp.*	18,000	1,586,340
Mueller Industries, Inc.	16,400	468,056
Mueller Water Products, Inc., Class A	13,170	109,048
Navistar International Corp.*	15,400	506,814
Nordson Corp.	20,060	1,525,964
Oshkosh Corp.	24,700	1,090,505
PACCAR, Inc.	93,630	5,325,206
Pall Corp.	30,000	2,511,000
Parker-Hannifin Corp.	41,310	4,715,536
Pentair plc	50,387	3,299,845
Proto Labs, Inc.*	5,900	407,100
RBC Bearings, Inc.	4,900	277,830
Rexnord Corp.*	19,600	557,620
Snap-on, Inc.	18,600	2,252,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SPX Corp.	13,300	$1,249,269
Stanley Black & Decker, Inc.	40,635	3,607,982
Terex Corp.	33,030	1,049,363
Timken Co.	21,240	900,364
Toro Co.	19,440	1,151,431
TriMas Corp.*	2,300	55,959
Trinity Industries, Inc.	48,740	2,277,133
Valmont Industries, Inc.	7,700	1,038,961
WABCO Holdings, Inc.*	16,570	1,507,041
Wabtec Corp.	25,700	2,082,728
Watts Water Technologies, Inc., Class A	8,000	466,000
Woodward, Inc.	23,030	1,096,689
Xylem, Inc.	47,850	1,698,196

		110,526,244

Marine (0.0%)
Kirby Corp.*	14,250	1,679,363
Matson, Inc.	11,880	297,356

		1,976,719

Professional Services (0.4%)
Advisory Board Co.*	11,680	544,171
CBIZ, Inc.*	40,420	318,105
Corporate Executive Board Co.	11,800	708,826
Dun & Bradstreet Corp.	9,600	1,127,712
Equifax, Inc.	34,820	2,602,447
FTI Consulting, Inc.*	12,600	440,496
IHS, Inc., Class A*	18,700	2,341,053
Manpowergroup, Inc.	20,980	1,470,698
Nielsen N.V.	73,400	3,253,822
Resources Connection, Inc.	25,650	357,561
Robert Half International, Inc.	37,260	1,825,740
Towers Watson & Co., Class A	17,900	1,781,050
TriNet Group, Inc.*	17,700	455,775
Verisk Analytics, Inc., Class A*	45,800	2,788,762
WageWorks, Inc.*	9,100	414,323

		20,430,541

Road & Rail (1.1%)
AMERCO	2,200	576,158
Avis Budget Group, Inc.*	28,490	1,563,816
Con-way, Inc.	19,100	907,250
CSX Corp.	257,950	8,269,877
Genesee & Wyoming, Inc., Class A*	14,700	1,401,057
Heartland Express, Inc.	11,200	268,352
Hertz Global Holdings, Inc.*	116,600	2,960,474
J.B. Hunt Transport Services, Inc.	28,850	2,136,343
Kansas City Southern	28,650	3,472,380
Knight Transportation, Inc.	19,600	536,844
Landstar System, Inc.	15,650	1,129,774
Norfolk Southern Corp.	83,270	9,292,932
Old Dominion Freight Line, Inc.*	21,750	1,536,420
Ryder System, Inc.	16,900	1,520,493
Swift Transportation Co.*	17,600	369,248
Union Pacific Corp.	236,020	25,589,288
Werner Enterprises, Inc.	18,100	456,120

		61,986,826

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	682,500
Applied Industrial Technologies, Inc.	15,500	707,575
Fastenal Co.	83,300	3,740,170
GATX Corp.	13,700	799,669
HD Supply Holdings, Inc.*	27,600	752,376
MRC Global, Inc.*	23,600	550,352
MSC Industrial Direct Co., Inc., Class A	12,200	1,042,612
NOW, Inc.*	27,920	849,047
TAL International Group, Inc.*	600	24,750
Textainer Group Holdings Ltd.	12,500	389,000
United Rentals, Inc.*	27,722	3,079,914
Veritiv Corp.*	733	36,694
W.W. Grainger, Inc.	15,650	3,938,323
Watsco, Inc.	7,310	629,976
WESCO International, Inc.*	15,220	1,191,117

		18,414,075

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	30,100	523,740

Total Industrials		629,570,643

Information Technology (18.8%)
Communications Equipment (1.6%)
ADTRAN, Inc.	19,100	392,123
ARRIS Group, Inc.*	41,000	1,162,555
Aruba Networks, Inc.*	27,400	591,292
Brocade Communications Systems, Inc.	132,560	1,440,927
Ciena Corp.*	31,400	525,008
Cisco Systems, Inc.	1,315,870	33,120,448
CommScope Holding Co., Inc.*	19,100	456,681
EchoStar Corp., Class A*	10,500	511,980
F5 Networks, Inc.*	21,200	2,517,288
Finisar Corp.*	27,300	453,999
Harris Corp.	32,840	2,180,576
Infinera Corp.*	44,600	475,882
InterDigital, Inc.	10,700	426,074
JDS Uniphase Corp.*	76,350	977,280
Juniper Networks, Inc.	123,400	2,733,310
Motorola Solutions, Inc.	60,421	3,823,441
Palo Alto Networks, Inc.*	13,500	1,324,350
Plantronics, Inc.	17,400	831,372
Polycom, Inc.*	58,600	719,901
QUALCOMM, Inc.	433,580	32,418,777
Riverbed Technology, Inc.*	47,200	875,324
Ubiquiti Networks, Inc.*	2,200	82,566
ViaSat, Inc.*	12,200	672,464

		88,713,618

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	40,420	4,036,341
Anixter International, Inc.	7,700	653,268
Arrow Electronics, Inc.*	26,000	1,439,100
Avnet, Inc.	38,720	1,606,880
AVX Corp.	25,300	335,984
Belden, Inc.	17,100	1,094,742
CDW Corp.	22,600	701,730
Cognex Corp.*	29,800	1,200,046
Coherent, Inc.*	7,000	429,590
Corning, Inc.	345,890	6,689,513
Dolby Laboratories, Inc., Class A*	12,700	530,733
FEI Co.	10,800	814,536
FLIR Systems, Inc.	42,200	1,322,548
II-VI, Inc.*	5,700	67,089
Ingram Micro, Inc., Class A*	41,200	1,063,372
InvenSense, Inc.*	21,300	420,249
IPG Photonics Corp.*	9,100	625,898
Itron, Inc.*	9,610	377,769
Jabil Circuit, Inc.	68,100	1,373,577
Knowles Corp.*	25,045	663,692
Littelfuse, Inc.	6,500	553,670
National Instruments Corp.	35,700	1,104,201
Plexus Corp.*	8,300	306,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sanmina Corp.*	21,400	$446,404
SYNNEX Corp.*	7,200	465,336
Tech Data Corp.*	11,200	659,232
Trimble Navigation Ltd.*	77,400	2,360,700
Vishay Intertechnology, Inc.	39,600	565,884
Zebra Technologies Corp., Class A*	16,700	1,185,199

		33,093,802

Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	45,800	2,738,840
AOL, Inc.*	20,956	941,972
Bankrate, Inc.*	33,000	374,880
Conversant, Inc.*	17,800	609,650
Cornerstone OnDemand, Inc.*	11,500	395,715
CoStar Group, Inc.*	7,535	1,171,994
Dealertrack Technologies, Inc.*	13,300	577,353
Demandware, Inc.*	7,800	397,176
eBay, Inc.*	330,170	18,697,527
Endurance International Group Holdings, Inc.*	26,800	436,036
Equinix, Inc.*	14,400	3,059,712
Facebook, Inc., Class A*	508,400	40,183,936
Google, Inc., Class A*	72,225	42,497,912
Google, Inc., Class C*	73,125	42,219,450
GrubHub, Inc.*	8,200	280,768
IAC/InterActiveCorp.	24,850	1,637,615
j2 Global, Inc.	14,600	720,656
LinkedIn Corp., Class A*	27,000	5,610,330
NIC, Inc.	7,500	129,150
Pandora Media, Inc.*	53,500	1,292,560
Rackspace Hosting, Inc.*	31,500	1,025,325
Shutterstock, Inc.*	5,500	392,590
Trulia, Inc.*	9,600	469,440
Twitter, Inc.*	124,800	6,437,184
VeriSign, Inc.*	35,250	1,942,980
Vistaprint N.V.*	9,700	531,463
WebMD Health Corp.*	10,100	422,281
Yahoo!, Inc.*	262,250	10,686,688
Yelp, Inc.*	13,200	900,900
Zillow, Inc., Class A*	7,500	869,925

		187,652,008

IT Services (3.2%)
Accenture plc, Class A	164,800	13,401,536
Alliance Data Systems Corp.*	14,500	3,599,915
Amdocs Ltd.	45,210	2,074,235
Automatic Data Processing, Inc.	125,550	10,430,694
Booz Allen Hamilton Holding Corp.	19,800	463,320
Broadridge Financial Solutions, Inc.	40,810	1,698,920
Cardtronics, Inc.*	11,300	397,760
Cognizant Technology Solutions Corp., Class A*	161,700	7,239,309
Computer Sciences Corp.	37,740	2,307,801
Convergys Corp.	37,300	664,686
CoreLogic, Inc.*	26,300	711,941
DST Systems, Inc.	11,580	971,794
EPAM Systems, Inc.*	11,500	503,585
Euronet Worldwide, Inc.*	14,700	702,513
EVERTEC, Inc.	13,200	294,888
Fidelity National Information Services, Inc.	74,625	4,201,387
Fiserv, Inc.*	66,500	4,298,227
FleetCor Technologies, Inc.*	21,600	3,069,792
Gartner, Inc.*	25,500	1,873,485
Genpact Ltd.*	41,700	680,544
Global Payments, Inc.	21,600	1,509,408
iGATE Corp.*	14,600	536,112
International Business Machines Corp.	243,531	46,229,490
Jack Henry & Associates, Inc.	23,030	1,281,850
Leidos Holdings, Inc.	21,037	722,200
ManTech International Corp., Class A	7,500	202,125
MasterCard, Inc., Class A	261,900	19,359,648
MAXIMUS, Inc.	24,800	995,224
NeuStar, Inc., Class A*	17,390	431,794
Paychex, Inc.	83,810	3,704,402
Sabre Corp.	22,200	397,713
Sapient Corp.*	34,200	478,800
Science Applications International Corp.	12,021	531,689
Syntel, Inc.*	4,700	413,318
TeleTech Holdings, Inc.*	18,950	465,791
Teradata Corp.*	49,760	2,085,939
Total System Services, Inc.	46,200	1,430,352
Unisys Corp.*	9,696	226,983
Vantiv, Inc., Class A*	32,500	1,004,250
VeriFone Systems, Inc.*	29,900	1,027,962
Visa, Inc., Class A	130,650	27,876,791
Western Union Co.	139,760	2,241,750
WEX, Inc.*	10,100	1,114,232
Xerox Corp.	333,731	4,415,261

		178,269,416

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	188,500	642,785
Altera Corp.	86,250	3,086,025
Amkor Technology, Inc.*	39,100	328,831
Analog Devices, Inc.	80,670	3,992,358
Applied Materials, Inc.	332,820	7,192,240
Atmel Corp.*	109,700	886,376
Avago Technologies Ltd.	66,900	5,820,300
Broadcom Corp., Class A	138,770	5,609,083
Cavium, Inc.*	16,300	810,599
Cree, Inc.*	32,700	1,339,065
Entegris, Inc.*	19,240	221,260
Fairchild Semiconductor International, Inc.*	36,000	559,080
First Solar, Inc.*	17,400	1,145,094
Freescale Semiconductor Ltd.*	27,400	535,122
GT Advanced Technologies, Inc.*	35,800	387,714
Integrated Device Technology, Inc.*	34,800	555,060
Intel Corp.	1,281,790	44,631,928
International Rectifier Corp.*	21,300	835,812
Intersil Corp., Class A	33,600	477,456
KLA-Tencor Corp.	47,080	3,708,962
Lam Research Corp.	46,175	3,449,273
Linear Technology Corp.	67,650	3,002,984
Marvell Technology Group Ltd.	129,930	1,751,456
Maxim Integrated Products, Inc.	81,250	2,457,000
Microchip Technology, Inc.	55,700	2,630,711
Micron Technology, Inc.*	284,050	9,731,553
Microsemi Corp.*	31,400	797,874
MKS Instruments, Inc.	13,200	440,616
Monolithic Power Systems, Inc.	9,900	436,095
NVIDIA Corp.	161,260	2,975,247
OmniVision Technologies, Inc.*	2,750	72,765
ON Semiconductor Corp.*	113,500	1,014,690
PMC-Sierra, Inc.*	34,200	255,132
Power Integrations, Inc.	9,100	490,581
Rambus, Inc.*	37,500	468,000
RF Micro Devices, Inc.*	74,800	863,192
Semtech Corp.*	18,000	488,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*	13,440	$546,202
Skyworks Solutions, Inc.	49,400	2,867,670
SunEdison, Inc.*	73,470	1,387,114
SunPower Corp.*	11,900	403,172
Synaptics, Inc.*	10,300	753,960
Teradyne, Inc.	61,310	1,188,801
Texas Instruments, Inc.	281,190	13,409,951
TriQuint Semiconductor, Inc.*	37,300	711,311
Veeco Instruments, Inc.*	11,300	394,935
Xilinx, Inc.	70,200	2,972,970

		138,727,105

Software (3.9%)
ACI Worldwide, Inc.*	37,500	703,500
Activision Blizzard, Inc.	129,100	2,683,989
Adobe Systems, Inc.*	129,620	8,968,408
Advent Software, Inc.	14,000	441,840
ANSYS, Inc.*	28,900	2,186,863
Aspen Technology, Inc.*	32,500	1,225,900
Autodesk, Inc.*	62,550	3,446,505
Blackbaud, Inc.	13,000	510,770
CA, Inc.	93,050	2,599,817
Cadence Design Systems, Inc.*	82,930	1,427,225
Citrix Systems, Inc.*	43,350	3,092,589
CommVault Systems, Inc.*	15,300	771,120
Compuware Corp.	85,050	902,380
Concur Technologies, Inc.*	14,000	1,775,480
Electronic Arts, Inc.*	87,900	3,130,119
Epiq Systems, Inc.	30,400	533,824
FactSet Research Systems, Inc.	12,500	1,519,125
Fair Isaac Corp.	13,100	721,810
FireEye, Inc.*	22,300	681,488
Fortinet, Inc.*	40,400	1,020,706
Guidewire Software, Inc.*	13,500	598,590
Infoblox, Inc.*	2,200	32,450
Informatica Corp.*	37,700	1,290,848
Intuit, Inc.	72,950	6,394,068
Manhattan Associates, Inc.*	24,000	802,080
Mentor Graphics Corp.	37,800	774,711
Microsoft Corp.	2,121,850	98,368,966
MicroStrategy, Inc., Class A*	3,600	471,024
NetScout Systems, Inc.*	10,700	490,060
NetSuite, Inc.*	8,900	796,906
Nuance Communications, Inc.*	84,490	1,302,413
Oracle Corp.	843,712	32,297,295
Pegasystems, Inc.	13,500	257,985
Progress Software Corp.*	19,000	454,290
PTC, Inc.*	33,950	1,252,755
Qlik Technologies, Inc.*	23,900	646,256
RealPage, Inc.*	2,200	34,100
Red Hat, Inc.*	53,800	3,020,870
Rovi Corp.*	41,550	820,405
Salesforce.com, Inc.*	162,700	9,360,131
ServiceNow, Inc.*	37,500	2,204,250
SolarWinds, Inc.*	19,400	815,770
Solera Holdings, Inc.	21,110	1,189,760
Splunk, Inc.*	29,100	1,610,976
SS&C Technologies Holdings, Inc.*	14,100	618,849
Symantec Corp.	178,090	4,186,896
Synchronoss Technologies, Inc.*	10,910	499,460
Synopsys, Inc.*	48,120	1,910,123
Tableau Software, Inc., Class A*	9,900	719,235
Take-Two Interactive Software, Inc.*	25,800	595,206
TIBCO Software, Inc.*	60,140	1,421,108
TiVo, Inc.*	31,200	399,204
Tyler Technologies, Inc.*	9,400	830,960
Ultimate Software Group, Inc.*	6,600	933,966
Verint Systems, Inc.*	14,800	823,028
VMware, Inc., Class A*	23,100	2,167,704
Workday, Inc., Class A*	24,400	2,013,000
Zynga, Inc., Class A*	123,800	334,260

		221,083,416

Technology Hardware, Storage & Peripherals (3.8%)
3D Systems Corp.*	28,530	1,322,936
Apple, Inc.	1,552,495	156,413,871
Diebold, Inc.	16,050	566,886
Electronics for Imaging, Inc.*	12,900	569,793
EMC Corp.	533,290	15,604,066
Hewlett-Packard Co.	493,732	17,512,674
Lexmark International, Inc., Class A	18,690	794,325
NCR Corp.*	45,900	1,533,519
NetApp, Inc.	94,750	4,070,460
Nimble Storage, Inc.*	15,300	397,341
SanDisk Corp.	62,290	6,101,306
Stratasys Ltd.*	12,900	1,558,062
Western Digital Corp.	59,770	5,816,816

		212,262,055

Total Information Technology		1,059,801,420

Materials (3.8%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	55,380	7,209,369
Airgas, Inc.	17,300	1,914,245
Albemarle Corp.	23,000	1,354,700
Ashland, Inc.	21,064	2,192,762
Axiall Corp.	20,500	734,105
Balchem Corp.	5,300	299,821
Cabot Corp.	19,700	1,000,169
Celanese Corp.	44,500	2,604,140
CF Industries Holdings, Inc.	14,702	4,105,093
Chemtura Corp.*	31,600	737,228
Cytec Industries, Inc.	23,800	1,125,502
Dow Chemical Co.	313,680	16,449,379
E.I. du Pont de Nemours & Co.	239,240	17,167,862
Eastman Chemical Co.	39,128	3,165,064
Ecolab, Inc.	71,288	8,186,001
FMC Corp.	38,600	2,207,534
H.B. Fuller Co.	16,100	639,170
Huntsman Corp.	55,200	1,434,648
International Flavors & Fragrances, Inc.	22,000	2,109,360
Kronos Worldwide, Inc.	26,000	358,280
LyondellBasell Industries N.V., Class A	114,900	12,485,034
Minerals Technologies, Inc.	11,400	703,494
Monsanto Co.	136,500	15,357,615
Mosaic Co.	86,530	3,842,797
NewMarket Corp.	3,300	1,257,366
Olin Corp.	29,800	752,450
Platform Specialty Products Corp.*	22,200	555,444
PolyOne Corp.	31,700	1,127,886
PPG Industries, Inc.	36,000	7,082,640
Praxair, Inc.	76,300	9,842,700
Rockwood Holdings, Inc.	19,730	1,508,359
RPM International, Inc.	37,150	1,700,727
Scotts Miracle-Gro Co., Class A	11,900	654,500
Sensient Technologies Corp.	20,600	1,078,410
Sherwin-Williams Co.	22,300	4,883,477
Sigma-Aldrich Corp.	30,500	4,148,305
Tronox Ltd., Class A	15,900	414,195
Valspar Corp.	25,300	1,998,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
W.R. Grace & Co.*	22,000	$2,000,680
Westlake Chemical Corp.	14,400	1,246,896

		147,635,854

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,466,352
Martin Marietta Materials, Inc.	17,730	2,286,106
Vulcan Materials Co.	40,100	2,415,223

		6,167,681

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,226,140
Avery Dennison Corp.	26,550	1,185,457
Ball Corp.	37,200	2,353,644
Bemis Co., Inc.	29,800	1,132,996
Berry Plastics Group, Inc.*	23,400	590,616
Crown Holdings, Inc.*	37,150	1,653,918
Graphic Packaging Holding Co.*	85,200	1,059,036
Greif, Inc., Class A	8,600	376,766
MeadWestvaco Corp.	49,400	2,022,436
Owens-Illinois, Inc.*	46,650	1,215,233
Packaging Corp. of America	26,500	1,691,230
Rock-Tenn Co., Class A	38,600	1,836,588
Sealed Air Corp.	55,360	1,930,957
Silgan Holdings, Inc.	11,600	545,200
Sonoco Products Co.	32,660	1,283,211

		20,103,428

Metals & Mining (0.6%)
Alcoa, Inc.	296,150	4,765,053
Allegheny Technologies, Inc.	35,260	1,308,146
Carpenter Technology Corp.	14,900	672,735
Commercial Metals Co.	49,390	843,087
Compass Minerals International, Inc.	12,400	1,045,072
Freeport-McMoRan, Inc.	267,494	8,733,679
Newmont Mining Corp.	129,300	2,980,365
Nucor Corp.	87,620	4,756,014
Reliance Steel & Aluminum Co.	22,200	1,518,480
Royal Gold, Inc.	18,000	1,168,920
Southern Copper Corp.	50,544	1,498,630
Steel Dynamics, Inc.	71,300	1,612,093
Stillwater Mining Co.*	31,500	473,445
Tahoe Resources, Inc.*	19,500	395,850
TimkenSteel Corp.	10,620	493,724
U.S. Silica Holdings, Inc.	14,000	875,140
United States Steel Corp.	37,490	1,468,483
Worthington Industries, Inc.	15,600	580,632

		35,189,548

Paper & Forest Products (0.1%)
Domtar Corp.	18,480	649,203
International Paper Co.	116,850	5,578,419
KapStone Paper and Packaging Corp.*	23,200	648,904
Louisiana-Pacific Corp.*	42,500	577,575

		7,454,101

Total Materials		216,550,612

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
8x8, Inc.*	1,000	6,680
AT&T, Inc.	1,336,484	47,097,696
CenturyLink, Inc.	152,979	6,255,311
Cincinnati Bell, Inc.*	10,800	36,396
Cogent Communications Holdings, Inc.	8,900	299,129
Consolidated Communications Holdings, Inc.	2,300	57,615
FairPoint Communications, Inc.*	1,500	22,755
Frontier Communications Corp.	280,290	1,824,688
General Communication, Inc., Class A*	2,200	24,002
Globalstar, Inc.*	81,800	299,388
Hawaiian Telcom Holdco, Inc.*	600	15,414
IDT Corp., Class B	2,400	38,544
inContact, Inc.*	6,800	59,126
Intelsat S.A.*	3,600	61,704
Iridium Communications, Inc.*	300	2,655
Level 3 Communications, Inc.*	46,946	2,146,840
Lumos Networks Corp.	100	1,625
magicJack VocalTec Ltd.*	100	985
ORBCOMM, Inc.*	3,100	17,825
Premiere Global Services, Inc.*	1,700	20,349
tw telecom, Inc.*	42,700	1,776,747
Verizon Communications, Inc.	1,066,240	53,301,338
Windstream Holdings, Inc.	157,011	1,692,579

		115,059,391

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	3,100	22,103
Leap Wireless International, Inc.(b)*	1,900	4,788
NTELOS Holdings Corp.	3,600	38,304
RingCentral, Inc., Class A*	2,000	25,420
SBA Communications Corp., Class A*	33,300	3,692,970
Shenandoah Telecommunications Co.	300	7,443
Spok Holdings, Inc.	1,900	24,719
Sprint Corp.*	240,579	1,525,271
Telephone & Data Systems, Inc.	28,186	675,336
T-Mobile US, Inc.*	69,200	1,997,804
U.S. Cellular Corp.*	12,100	429,308

		8,443,466

Total Telecommunication Services		123,502,857

Utilities (3.0%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	466,095
American Electric Power Co., Inc.	130,470	6,811,839
Cleco Corp.	16,100	775,215
Duke Energy Corp.	181,585	13,577,110
Edison International	83,360	4,661,491
Entergy Corp.	45,100	3,487,583
Exelon Corp.	223,156	7,607,388
FirstEnergy Corp.	118,804	3,988,250
Great Plains Energy, Inc.	43,600	1,053,812
Hawaiian Electric Industries, Inc.	34,200	908,010
IDACORP, Inc.	11,450	613,835
ITC Holdings Corp.	44,400	1,581,972
NextEra Energy, Inc.	111,450	10,462,926
Northeast Utilities	82,209	3,641,859
OGE Energy Corp.	60,600	2,248,866
Pepco Holdings, Inc.	69,250	1,853,130
Pinnacle West Capital Corp.	32,500	1,775,800
PNM Resources, Inc.	28,700	714,917
Portland General Electric Co.	28,500	915,420
PPL Corp.	171,050	5,617,282
Southern Co.	231,050	10,085,333
UIL Holdings Corp.	18,500	654,900
Westar Energy, Inc.	30,000	1,023,600
Xcel Energy, Inc.	136,180	4,139,872

		88,666,505

Gas Utilities (0.2%)
AGL Resources, Inc.	28,683	1,472,585
Atmos Energy Corp.	25,200	1,202,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Laclede Group, Inc.	11,200	$519,680
National Fuel Gas Co.	21,100	1,476,789
New Jersey Resources Corp.	9,800	494,998
ONE Gas, Inc.	14,125	483,781
Piedmont Natural Gas Co., Inc.	19,900	667,247
Questar Corp.	47,000	1,047,630
South Jersey Industries, Inc.	12,100	645,656
Southwest Gas Corp.	17,200	835,576
UGI Corp.	48,675	1,659,331
WGL Holdings, Inc.	19,100	804,492

		11,309,805

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	188,995	2,679,949
Calpine Corp.*	110,300	2,393,510
Dynegy, Inc.*	28,400	819,624
NRG Energy, Inc.	87,821	2,676,784

		8,569,867

Multi-Utilities (1.0%)
Alliant Energy Corp.	26,900	1,490,529
Ameren Corp.	65,000	2,491,450
Avista Corp.	19,200	586,176
Black Hills Corp.	13,000	622,440
CenterPoint Energy, Inc.	116,450	2,849,531
CMS Energy Corp.	71,500	2,120,690
Consolidated Edison, Inc.	74,600	4,226,836
Dominion Resources, Inc.	151,150	10,442,953
DTE Energy Co.	46,500	3,537,720
Integrys Energy Group, Inc.	20,300	1,315,846
MDU Resources Group, Inc.	48,250	1,341,833
NiSource, Inc.	79,300	3,249,714
NorthWestern Corp.	8,700	394,632
PG&E Corp.	121,220	5,459,749
Public Service Enterprise Group, Inc.	128,100	4,770,444
SCANA Corp.	38,550	1,912,466
Sempra Energy	62,290	6,564,120
TECO Energy, Inc.	59,350	1,031,503
Vectren Corp.	18,000	718,200
Wisconsin Energy Corp.	64,400	2,769,200

		57,896,032

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	2,122,120
Aqua America, Inc.	50,062	1,177,959

		3,300,079

Total Utilities		169,742,288

Total Common Stocks (99.1%) (Cost $3,027,062,387)		5,591,896,854

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc.,expiring 12/31/49* (Cost $—)	8,800	968

Total Investments (99.1%) (Cost $3,027,062,387)		5,591,897,822
Other Assets Less Liabilities (0.9%)		51,709,695

Net Assets (100%)		$5,643,607,517

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,779,300.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	50	December-14	$5,701,334	$5,483,000	$(218,334)
S&P 500 E-Mini Index	401	December-14	39,686,663	39,408,275	(278,388)

					$(496,722)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$691,249,922	$1,881,388	$—	$693,131,310
Consumer Staples	465,546,572	—	—	465,546,572
Energy	500,080,799	—	—	500,080,799
Financials	975,617,840	—	—	975,617,840
Health Care	758,352,513	—	—	758,352,513
Industrials	629,570,643	—	—	629,570,643
Information Technology	1,059,801,420	—	—	1,059,801,420
Materials	216,550,612	—	—	216,550,612
Telecommunication Services	123,498,069	4,788	—	123,502,857
Utilities	169,742,288	—	—	169,742,288
Rights
Health Care	968	—	—	968

Total Assets	$5,590,011,646	$1,886,176	$—	$5,591,897,822

Liabilities:
Futures	$(496,722)	$—	$—	$(496,722)

Total Liabilities	$(496,722)	$—	$—	$(496,722)

Total	$5,589,514,924	$1,886,176	$—	$5,591,401,100

(a)	A security with a market value of $3,825,328 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,881,388 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$177,662,330
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$516,760,622

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,784,186,851
Aggregate gross unrealized depreciation	(261,661,989)

Net unrealized appreciation	$2,522,524,862

Federal income tax cost of investments	$3,069,372,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.4%)
Food Products (1.4%)
Bunge Ltd.
4.875%	350	$38,062
Post Holdings, Inc.
2.500%§	1,033	73,085
Tyson Foods, Inc.
4.750%	3,282	165,282

Total Consumer Staples		276,429

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Chesapeake Energy Corp.
5.750%§	245	271,797
Sanchez Energy Corp.
6.500%	1,500	106,890

Total Energy		378,687

Financials (8.4%)
Banks (4.2%)
Huntington Bancshares, Inc./Ohio
8.500%	257	339,240
KeyCorp
7.750%	1,200	157,212
Wells Fargo & Co.
7.500%	285	342,715

		839,167

Insurance (0.5%)
Maiden Holdings Ltd.
7.250%	2,350	104,951

Real Estate Investment Trusts (REITs) (3.7%)
Crown Castle International Corp.
4.500%	2,027	213,200
Health Care REIT, Inc.
6.500%	4,450	254,451
iStar Financial, Inc.
4.500%	2,000	122,000
Weyerhaeuser Co.
6.375%	2,726	147,286

		736,937

Total Financials		1,681,055

Health Care (0.6%)
Health Care Equipment & Supplies (0.6%)
Alere, Inc.
3.000%	380	122,075

Total Health Care		122,075

Industrials (2.5%)
Aerospace & Defense (1.0%)
United Technologies Corp.
7.500%	3,204	188,684

Machinery (0.6%)
Stanley Black & Decker, Inc.
6.250%	1,000	113,190

Road & Rail (0.9%)
Genesee & Wyoming, Inc.
5.000%	1,496	185,594

Total Industrials		487,468

Materials (0.4%)
Metals & Mining (0.4%)
Alcoa, Inc.
5.375%	1,585	79,091

Total Materials		79,091

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Intelsat S.A.
5.750%	1,050	49,854
Iridium Communications, Inc.
6.750%	57	19,248

Total Telecommunication Services		69,102

Total Convertible Preferred Stock (15.6%) (Cost $3,100,393)		3,093,907

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (29.7%)
SPDR® Barclays Convertible Securities ETF (Cost $5,569,014)	118,370	5,877,070

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (49.7%)
Consumer Discretionary (7.8%)
Automobiles (0.9%)
Ford Motor Co.
4.250%, 11/15/16	$73,000	125,104
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	54,456

		179,560

Hotels, Restaurants & Leisure (0.7%)
MGM Resorts International
4.250%, 4/15/15	105,000	132,234

Household Durables (1.9%)
Jarden Corp.
1.875%, 9/15/18	110,000	150,287
Lennar Corp.
3.250%, 11/15/21§	16,000	27,440
Ryland Group, Inc.
1.625%, 5/15/18	155,000	190,941

		368,668

Internet & Catalog Retail (1.8%)
HomeAway, Inc.
0.125%, 4/1/19§	17,000	16,596
Priceline Group, Inc.
1.000%, 3/15/18	247,000	332,369

		348,965

Media (1.9%)
Liberty Interactive LLC
0.750%, 3/30/43	130,000	172,169
Liberty Media Corp.
1.375%, 10/15/23§	120,000	117,750
Live Nation Entertainment, Inc.
2.500%, 5/15/19§	80,000	82,550

		372,469

Specialty Retail (0.6%)
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	122,000	115,214

Total Consumer Discretionary		1,517,110

Energy (1.2%)
Energy Equipment & Services (0.3%)
SEACOR Holdings, Inc.
2.500%, 12/15/27	60,000	65,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (0.9%)
Cobalt International Energy, Inc.
3.125%, 5/15/24	$209,000	$186,794

Total Energy		251,894

Financials (2.1%)
Capital Markets (0.1%)
Walter Investment Management Corp.
4.500%, 11/1/19	35,000	29,488

Consumer Finance (0.5%)
Encore Capital Group, Inc.
3.000%, 7/1/20	75,000	85,312
Ezcorp, Inc.
2.125%, 6/15/19§	26,000	22,896

		108,208

Diversified Financial Services (0.1%)
TPG Specialty Lending, Inc.
4.500%, 12/15/19§	18,000	17,404

Insurance (0.6%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	119,719

Real Estate Investment Trusts (REITs) (0.6%)
Colony Financial, Inc.
5.000%, 4/15/23	35,000	36,356
iStar Financial, Inc.
3.000%, 11/15/16	36,000	45,405
Starwood Waypoint Residential Trust
3.000%, 7/1/19§	41,000	40,872

		122,633

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc.
4.250%, 8/15/18	40,000	43,925

Total Financials		441,377

Health Care (15.9%)
Biotechnology (7.1%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	12,000	12,450
Aegerion Pharmaceuticals, Inc.
2.000%, 8/15/19§	40,000	42,150
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	131,400
Cepheid, Inc.
1.250%, 2/1/21§	62,000	61,031
Cubist Pharmaceuticals, Inc.
1.875%, 9/1/20	200,000	222,500
Emergent Biosolutions, Inc.
2.875%, 1/15/21§	58,000	58,290
Gilead Sciences, Inc.
1.625%, 5/1/16	87,000	406,236
Incyte Corp. Ltd.
0.375%, 11/15/18§	17,000	20,262
1.250%, 11/15/20§	58,000	70,434
Medivation, Inc.
2.625%, 4/1/17	78,000	152,100
Orexigen Therapeutics, Inc.
2.750%, 12/1/20§	119,000	107,026
Regeneron Pharmaceuticals, Inc.
1.875%, 10/1/16	10,000	42,719
Spectrum Pharmaceuticals, Inc.
2.750%, 12/15/18§	78,000	80,827

		1,407,425

Health Care Equipment & Supplies (1.3%)
HeartWare International, Inc.
3.500%, 12/15/17	70,000	75,994
Insulet Corp.
2.000%, 6/15/19	81,000	86,366
Spectranetics Corp.
2.625%, 6/1/34	27,000	30,307
Teleflex, Inc.
3.875%, 8/1/17	38,000	65,479

		258,146

Health Care Providers & Services (2.9%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	90,000	115,819
HealthSouth Corp.
2.000%, 12/1/43	125,000	134,844
Molina Healthcare, Inc.
1.125%, 1/15/20	41,000	48,277
Omnicare, Inc.
3.500%, 2/15/44	188,000	206,330
WellPoint, Inc.
2.750%, 10/15/42	50,000	82,344

		587,614

Life Sciences Tools & Services (1.1%)
Illumina, Inc.
0.250%, 3/15/16	78,000	154,976
0.500%, 6/15/21§	50,000	53,500

		208,476

Pharmaceuticals (3.5%)
Auxilium Pharmaceuticals, Inc.
1.500%, 7/15/18	33,000	43,519
Horizon Pharma plc
5.000%, 11/15/18§	40,000	96,600
Jazz Investments I Ltd.
1.875%, 8/15/21§	39,000	43,046
Mylan, Inc.
3.750%, 9/15/15	20,000	68,325
Salix Pharmaceuticals Ltd.
1.500%, 3/15/19	90,000	217,687
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	124,000	159,185
Theravance, Inc.
2.125%, 1/15/23	75,000	71,625

		699,987

Total Health Care		3,161,648

Industrials (3.4%)
Air Freight & Logistics (0.5%)
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	89,728

Airlines (1.0%)
Hawaiian Holdings, Inc.
5.000%, 3/15/16	65,000	115,131
United Airlines, Inc.
4.500%, 1/15/15	30,000	74,269

		189,400

Electrical Equipment (0.9%)
EnerSys, Inc.
3.375%, 6/1/38(e)	46,000	67,965
General Cable Corp.
4.500%, 11/15/29(e)	20,000	13,900
SolarCity Corp.
2.750%, 11/1/18	88,000	105,160

		187,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.7%)
Chart Industries, Inc.
2.000%, 8/1/18	$60,000	$69,487
Terex Corp.
4.000%, 6/1/15	20,000	39,525
Trinity Industries, Inc.
3.875%, 6/1/36	20,000	38,825

		147,837

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19§	70,000	68,075

Total Industrials		682,065

Information Technology (19.3%)
Communications Equipment (1.6%)
Ciena Corp.
4.000%, 3/15/15(m)	115,000	119,097
3.750%, 10/15/18§	103,000	119,995
JDS Uniphase Corp.
0.625%, 8/15/33	47,000	46,971
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19§	40,000	44,400

		330,463

Electronic Equipment, Instruments & Components (0.7%)
TTM Technologies, Inc.
1.750%, 12/15/20	107,000	103,924
Vishay Intertechnology, Inc.
2.250%, 11/15/40§	30,000	33,994

		137,918

Internet Software & Services (2.5%)
Equinix, Inc.
4.750%, 6/15/16	51,000	131,325
j2 Global, Inc.
3.250%, 6/15/29	23,000	22,928
VeriSign, Inc.
4.086%, 8/15/37	102,000	171,424
Yahoo!, Inc.
(Zero Coupon), 12/1/18§	147,000	152,788

		478,465

IT Services (0.4%)
Cardtronics, Inc.
1.000%, 12/1/20§	33,000	31,659
ServiceSource International, Inc.
1.500%, 8/1/18	59,000	44,545

		76,204

Semiconductors & Semiconductor Equipment (7.3%)
Microchip Technology, Inc.
2.125%, 12/15/37	96,000	178,140
Micron Technology, Inc.
2.375%, 5/1/32	100,000	356,375
3.000%, 11/15/43	130,000	170,950
Novellus Systems, Inc.
2.625%, 5/15/41	154,000	335,624
ON Semiconductor Corp.
2.625%, 12/15/26	124,000	139,190
SunEdison, Inc.
2.000%, 10/1/18§	70,000	101,850
0.250%, 1/15/20§	46,000	44,965
2.750%, 1/1/21§	17,000	25,234
Xilinx, Inc.
2.625%, 6/15/17	58,000	85,876

		1,438,204

Software (5.2%)
Cadence Design Systems, Inc.
2.625%, 6/1/15	45,000	102,628
Citrix Systems, Inc.
0.500%, 4/15/19§	90,000	98,212
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	118,000	116,894
Electronic Arts, Inc.
0.750%, 7/15/16	42,000	51,791
Salesforce.com, Inc.
0.250%, 4/1/18	365,000	406,975
ServiceNow, Inc.
(Zero Coupon), 11/1/18§	35,000	36,816
Synchronoss Technologies, Inc.
0.750%, 8/15/19	14,000	15,409
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	100,000	132,875
Verint Systems, Inc.
1.500%, 6/1/21	37,000	40,122

		1,001,722

Technology Hardware, Storage & Peripherals (1.6%)
Electronics For Imaging, Inc.
0.750%, 9/1/19§	43,000	43,430
SanDisk Corp.
1.500%, 8/15/17	70,000	134,619
0.500%, 10/15/20§	125,000	149,609

		327,658

Total Information Technology		3,790,634

Total Convertible Bonds		9,844,728

Total Long-Term Debt Securities (49.7%) (Cost $9,283,021)		9,844,728

Total Investments (95.0%) (Cost $17,952,428)		18,815,705
Other Assets Less Liabilities (5.0%)		980,061

Net Assets (100%)		$19,795,766

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $2,369,797 or 12.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $119,097 or 0.6% of net assets.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$1,517,110	$—	$1,517,110
Energy	—	251,894	—	251,894
Financials	—	441,377	—	441,377
Health Care	—	3,161,648	—	3,161,648
Industrials	—	682,065	—	682,065
Information Technology	—	3,790,634	—	3,790,634
Convertible Preferred Stocks
Consumer Staples	203,344	73,085	—	276,429
Energy	—	378,687	—	378,687
Financials	1,681,055	—	—	1,681,055
Health Care	—	122,075	—	122,075
Industrials	301,874	185,594	—	487,468
Materials	79,091	—	—	79,091
Telecommunication Services	69,102	—	—	69,102
Investment Companies
Exchange Traded Funds (ETFs)	5,877,070	—	—	5,877,070

Total Assets	$8,211,536	$10,604,169	$—	$18,815,705

Total Liabilities	$—	$—	$—	$—

Total	$8,211,536	$10,604,169	$—	$18,815,705

(a)	A security with a market value of $122,000 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $122,075 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,785,642
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,340,438

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,311,491
Aggregate gross unrealized depreciation	(451,432)

Net unrealized appreciation	$860,059

Federal income tax cost of investments	$17,955,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (31.9%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
Delphi Corp.
6.125%, 5/15/21	$1,500,000	$1,648,125
4.150%, 3/15/24	865,000	883,381
Johnson Controls, Inc.
5.500%, 1/15/16	1,000,000	1,058,751
1.400%, 11/2/17	360,000	357,097
5.000%, 3/30/20	919,000	1,022,891
4.250%, 3/1/21	680,000	727,304
3.625%, 7/2/24	214,000	211,464
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,188,297

		7,097,310

Diversified Consumer Services (0.0%)
Graham Holdings Co.
7.250%, 2/1/19	500,000	580,135

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	174,815
3.875%, 5/15/23	250,000	245,781
Carnival Corp.
1.875%, 12/15/17	600,000	600,536
3.950%, 10/15/20	666,000	696,004
Hyatt Hotels Corp.
3.875%, 8/15/16	350,000	366,879
5.375%, 8/15/21	350,000	395,268
International Game Technology
7.500%, 6/15/19	1,202,000	1,359,927
5.500%, 6/15/20	100,000	105,636
Marriott International, Inc.
3.375%, 10/15/20	626,000	642,676
3.250%, 9/15/22	1,700,000	1,693,399
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,126,168
5.350%, 3/1/18	968,000	1,084,833
5.000%, 2/1/19	750,000	839,827
3.500%, 7/15/20	150,000	158,265
3.625%, 5/20/21	400,000	423,478
3.250%, 6/10/24	1,000,000	994,840
Starbucks Corp.
0.875%, 12/5/16	286,000	285,724
6.250%, 8/15/17	600,000	679,053
3.850%, 10/1/23	850,000	889,527
Wyndham Worldwide Corp.
2.500%, 3/1/18	950,000	961,875
4.250%, 3/1/22	1,094,000	1,103,573
Yum! Brands, Inc.
5.300%, 9/15/19	100,000	110,224
3.875%, 11/1/20	1,125,000	1,168,286

		16,106,594

Household Durables (0.0%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	247,781
MDC Holdings, Inc.
5.500%, 1/15/24	626,000	613,480
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,195,237
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,199,000	1,285,118
NVR, Inc.
3.950%, 9/15/22	150,000	151,869
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	530,209
Whirlpool Corp.
2.400%, 3/1/19	900,000	894,711
4.850%, 6/15/21	400,000	438,734
3.700%, 3/1/23	250,000	249,291

		5,606,430

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
0.650%, 11/27/15	750,000	750,877
1.200%, 11/29/17	1,500,000	1,483,829
2.500%, 11/29/22	1,200,000	1,129,712
Expedia, Inc.
7.456%, 8/15/18	500,000	582,500
5.950%, 8/15/20	1,394,000	1,569,992
QVC, Inc.
3.125%, 4/1/19	333,000	334,225
5.125%, 7/2/22	500,000	525,850
4.375%, 3/15/23	300,000	299,649
4.850%, 4/1/24	500,000	512,760
4.450%, 2/15/25§	670,000	662,463

		7,851,857

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	498,732
Mattel, Inc.
1.700%, 3/15/18	500,000	496,203
2.350%, 5/6/19	500,000	496,158
3.150%, 3/15/23	300,000	292,307

		1,783,400

Media (1.1%)
21st Century Fox America, Inc.
8.000%, 10/17/16	2,300,000	2,612,520
6.900%, 3/1/19	596,000	705,791
5.650%, 8/15/20	594,000	679,868
4.500%, 2/15/21	500,000	542,950
3.000%, 9/15/22	1,000,000	969,112
CBS Corp.
5.750%, 4/15/20	1,256,000	1,439,451
3.375%, 3/1/22	2,000,000	2,002,388
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	88,664
Comcast Corp.
5.900%, 3/15/16	2,562,000	2,754,951
6.500%, 1/15/17	1,841,000	2,060,302
5.700%, 7/1/19	1,289,000	1,488,567
5.150%, 3/1/20	2,806,000	3,178,151
3.125%, 7/15/22	1,050,000	1,053,202
2.850%, 1/15/23	2,150,000	2,106,601
3.600%, 3/1/24	2,000,000	2,060,519
Cox Communications, Inc.
5.500%, 10/1/15	1,100,000	1,151,080
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	1,062,000	1,092,430
2.400%, 3/15/17	2,000,000	2,045,827
1.750%, 1/15/18	1,000,000	995,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 10/1/19	$800,000	$917,117
5.200%, 3/15/20	604,000	675,558
4.600%, 2/15/21	1,312,000	1,419,601
5.000%, 3/1/21	1,800,000	1,987,691
3.800%, 3/15/22	850,000	864,415
4.450%, 4/1/24	1,500,000	1,561,029
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,506,098
4.375%, 6/15/21	62,000	66,597
3.300%, 5/15/22	500,000	495,535
3.250%, 4/1/23	1,000,000	969,098
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	674,670
Historic TW, Inc.
6.875%, 6/15/18	62,000	72,391
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	904,143
4.000%, 3/15/22	315,000	320,072
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,253,889
4.375%, 4/1/21	1,971,000	2,143,483
2.875%, 1/15/23	156,000	153,022
Omnicom Group, Inc.
5.900%, 4/15/16	62,000	66,490
6.250%, 7/15/19	673,000	783,920
4.450%, 8/15/20	1,280,000	1,375,522
3.625%, 5/1/22	1,281,000	1,300,672
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,691,000	2,107,601
Thomson Reuters Corp.
0.875%, 5/23/16	1,313,000	1,310,288
1.650%, 9/29/17	500,000	498,960
6.500%, 7/15/18	1,058,000	1,219,625
4.700%, 10/15/19	369,000	404,280
4.300%, 11/23/23	500,000	518,842
Time Warner Cable, Inc.
5.850%, 5/1/17	1,706,000	1,891,644
6.750%, 7/1/18	2,500,000	2,906,728
8.750%, 2/14/19	1,000,000	1,259,245
8.250%, 4/1/19	1,846,000	2,296,482
5.000%, 2/1/20	1,061,000	1,177,469
4.000%, 9/1/21	1,500,000	1,581,788
Time Warner, Inc.
5.875%, 11/15/16	1,480,000	1,624,438
4.875%, 3/15/20	2,700,000	2,977,381
4.700%, 1/15/21	1,812,000	1,978,419
3.400%, 6/15/22	500,000	500,861
4.050%, 12/15/23	1,250,000	1,281,541
3.550%, 6/1/24	2,000,000	1,972,540
Viacom, Inc.
6.250%, 4/30/16	1,339,000	1,449,569
3.500%, 4/1/17	156,000	163,778
2.500%, 9/1/18	200,000	202,365
2.200%, 4/1/19	600,000	596,433
5.625%, 9/15/19	1,641,000	1,880,217
3.875%, 12/15/21	125,000	129,592
3.125%, 6/15/22	500,000	489,332
3.250%, 3/15/23	1,000,000	967,801
4.250%, 9/1/23	1,100,000	1,132,470
Walt Disney Co.
0.450%, 12/1/15	1,000,000	998,924
6.000%, 7/17/17	446,000	504,862
1.100%, 12/1/17	2,000,000	1,971,640
5.500%, 3/15/19	500,000	571,527
1.850%, 5/30/19	1,000,000	991,290
3.750%, 6/1/21	181,000	193,044
2.750%, 8/16/21	1,000,000	1,001,450
2.550%, 2/15/22	2,000,000	1,952,176
2.350%, 12/1/22	650,000	616,629
WPP Finance 2010
4.750%, 11/21/21	160,000	174,560
3.750%, 9/19/24	1,000,000	985,897

		95,020,258

Multiline Retail (0.2%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,044,424
1.875%, 4/15/18	194,000	186,387
3.250%, 4/15/23	1,150,000	1,029,269
Family Dollar Stores, Inc.
5.000%, 2/1/21	300,000	310,689
Kohl’s Corp.
6.250%, 12/15/17	748,000	847,683
4.750%, 12/15/23	800,000	850,021
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	1,112,000	1,219,030
3.875%, 1/15/22	400,000	415,500
4.375%, 9/1/23	635,000	664,369
3.625%, 6/1/24	1,000,000	978,750
Nordstrom, Inc.
6.250%, 1/15/18	277,000	315,234
4.750%, 5/1/20	584,000	644,309
4.000%, 10/15/21	600,000	641,693
Target Corp.
5.875%, 7/15/16	1,000,000	1,089,213
6.000%, 1/15/18	1,550,000	1,769,653
2.300%, 6/26/19	1,500,000	1,508,368
3.875%, 7/15/20	1,000,000	1,070,458

		14,585,050

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	168,417
4.500%, 12/1/23	1,000,000	1,049,010
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,067,441
3.700%, 4/15/22	350,000	356,310
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	347,868
Gap, Inc.
5.950%, 4/12/21	1,094,000	1,240,736
Home Depot, Inc.
5.400%, 3/1/16	3,758,000	4,004,006
2.250%, 9/10/18	742,000	754,949
2.000%, 6/15/19	1,000,000	994,749
4.400%, 4/1/21	650,000	720,029
2.700%, 4/1/23	800,000	774,890
3.750%, 2/15/24	1,000,000	1,043,156
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	522,452
2.125%, 4/15/16	1,150,000	1,169,526
5.400%, 10/15/16	94,000	102,080
1.625%, 4/15/17	250,000	252,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 4/15/20	$1,089,000	$1,219,010
3.120%, 4/15/22	750,000	759,255
3.875%, 9/15/23	1,000,000	1,050,604
3.125%, 9/15/24	500,000	489,939
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	311,034
4.625%, 9/15/21	300,000	325,727
3.800%, 9/1/22	300,000	306,856
3.850%, 6/15/23	250,000	255,244
Ross Stores, Inc.
3.375%, 9/15/24	300,000	297,196
Signet UK Finance plc
4.700%, 6/15/24	500,000	507,270
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,011,831
4.375%, 1/12/23	100,000	98,879
TJX Cos., Inc.
6.950%, 4/15/19	385,000	461,417
2.750%, 6/15/21	750,000	747,317
2.500%, 5/15/23	450,000	429,775

		23,839,209

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	437,000	448,962
6.125%, 12/1/17	100,000	112,683
NIKE, Inc.
2.250%, 5/1/23	450,000	424,135
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	302,130

		1,287,910

Total Consumer Discretionary		173,758,153

Consumer Staples (2.2%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,076,347
5.000%, 3/1/19	62,000	68,843
Anheuser-Busch InBev Finance, Inc.
0.800%, 1/15/16	2,000,000	2,002,860
1.125%, 1/27/17	850,000	849,691
1.250%, 1/17/18	500,000	489,288
2.625%, 1/17/23	2,356,000	2,212,336
3.700%, 2/1/24	2,500,000	2,504,769
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 2/15/16	250,000	256,910
1.375%, 7/15/17	1,414,000	1,412,063
7.750%, 1/15/19	3,300,000	3,987,653
5.375%, 1/15/20	2,181,000	2,461,800
4.375%, 2/15/21	1,158,000	1,249,065
2.500%, 7/15/22	1,300,000	1,228,502
Beam Suntory, Inc.
5.375%, 1/15/16	45,000	47,435
1.750%, 6/15/18	500,000	491,034
3.250%, 5/15/22	250,000	247,101
3.250%, 6/15/23	500,000	487,293
Bottling Group LLC
5.125%, 1/15/19	846,000	946,020
Brown-Forman Corp.
2.500%, 1/15/16	350,000	357,086
1.000%, 1/15/18	500,000	488,990
Coca-Cola Co.
1.500%, 11/15/15	800,000	807,995
1.800%, 9/1/16	1,896,000	1,932,448
0.750%, 11/1/16	667,000	665,631
1.650%, 3/14/18	1,800,000	1,806,358
1.150%, 4/1/18	500,000	492,899
2.450%, 11/1/20	1,000,000	1,002,026
3.150%, 11/15/20	2,401,000	2,498,180
3.300%, 9/1/21	1,000,000	1,032,683
2.500%, 4/1/23	1,000,000	957,888
3.200%, 11/1/23	2,650,000	2,655,801
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	250,000	254,025
3.500%, 9/15/20	150,000	154,811
3.250%, 8/19/21	350,000	357,544
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,456,649
3.875%, 11/26/23	500,000	514,841
Diageo Capital plc
0.625%, 4/29/16	2,000,000	1,994,474
5.500%, 9/30/16	187,000	203,624
5.750%, 10/23/17	1,700,000	1,909,270
1.125%, 4/29/18	1,250,000	1,221,711
2.625%, 4/29/23	1,500,000	1,417,982
Diageo Finance B.V.
5.300%, 10/28/15	1,004,000	1,054,976
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	976,674
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,794,000	1,842,041
2.600%, 1/15/19	300,000	303,438
3.200%, 11/15/21	300,000	302,154
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	140,502
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	503,865
PepsiCo, Inc.
0.700%, 2/26/16	1,150,000	1,151,118
2.500%, 5/10/16	300,000	308,494
0.950%, 2/22/17	1,036,000	1,031,901
1.250%, 8/13/17	1,900,000	1,894,818
5.000%, 6/1/18	156,000	173,844
7.900%, 11/1/18	1,297,000	1,592,982
2.250%, 1/7/19	1,000,000	1,009,492
4.500%, 1/15/20	2,700,000	2,984,109
3.125%, 11/1/20	250,000	258,253
2.750%, 3/5/22	1,750,000	1,716,783
2.750%, 3/1/23	1,000,000	965,638
3.600%, 3/1/24	1,000,000	1,031,942

		65,444,950

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
0.650%, 12/7/15	200,000	200,200
5.500%, 3/15/17	1,730,000	1,911,563
1.125%, 12/15/17	1,000,000	990,922
1.700%, 12/15/19	1,000,000	977,475
CVS Health Corp.
6.125%, 8/15/16	346,000	378,567
5.750%, 6/1/17	1,545,000	1,716,748
2.250%, 12/5/18	694,000	696,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 8/12/19	$1,500,000	$1,486,009
4.750%, 5/18/20	304,000	336,668
2.750%, 12/1/22	2,000,000	1,907,214
4.000%, 12/5/23	1,100,000	1,144,859
Delhaize Group S.A.
4.125%, 4/10/19	350,000	367,879
Kroger Co.
3.900%, 10/1/15	639,000	659,247
6.400%, 8/15/17	100,000	113,078
6.150%, 1/15/20	1,602,000	1,854,517
3.300%, 1/15/21	100,000	101,236
3.400%, 4/15/22	350,000	350,889
3.850%, 8/1/23	1,250,000	1,268,836
4.000%, 2/1/24	190,000	193,714
Safeway, Inc.
5.000%, 8/15/19	568,000	569,101
3.950%, 8/15/20	1,151,000	1,149,561
Sysco Corp.
1.450%, 10/2/17	555,000	555,884
5.250%, 2/12/18	1,139,000	1,264,141
3.000%, 10/2/21	580,000	581,431
Walgreen Co.
1.800%, 9/15/17	800,000	802,342
5.250%, 1/15/19	650,000	722,233
3.100%, 9/15/22	1,281,000	1,237,269
Wal-Mart Stores, Inc.
0.600%, 4/11/16	1,000,000	999,838
2.800%, 4/15/16	3,000,000	3,099,705
1.000%, 4/21/17	1,000,000	997,914
5.800%, 2/15/18	596,000	680,286
1.125%, 4/11/18	1,625,000	1,602,232
4.125%, 2/1/19	1,750,000	1,908,813
3.625%, 7/8/20	187,000	198,980
3.250%, 10/25/20	3,037,000	3,164,198
2.550%, 4/11/23	1,650,000	1,582,519
3.300%, 4/22/24	2,000,000	2,023,232

		39,795,326

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,454,888
4.479%, 3/1/21	250,000	275,433
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	250,000	260,461
8.500%, 6/15/19	565,000	699,481
Campbell Soup Co.
3.050%, 7/15/17	269,000	280,408
4.500%, 2/15/19	521,000	569,841
4.250%, 4/15/21	100,000	107,397
2.500%, 8/2/22	363,000	340,108
ConAgra Foods, Inc.
1.300%, 1/25/16	1,000,000	1,003,224
1.900%, 1/25/18	1,375,000	1,364,044
7.000%, 4/15/19	1,150,000	1,364,517
3.200%, 1/25/23	2,306,000	2,214,552
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,365,174
3.150%, 12/15/21	2,000,000	2,035,269
Hershey Co.
1.500%, 11/1/16	280,000	283,561
4.125%, 12/1/20	500,000	541,925
2.625%, 5/1/23	250,000	241,151
Hormel Foods Corp.
4.125%, 4/15/21	350,000	378,665
Ingredion, Inc.
3.200%, 11/1/15	369,000	377,344
1.800%, 9/25/17	250,000	250,685
4.625%, 11/1/20	269,000	287,025
J.M. Smucker Co.
3.500%, 10/15/21	750,000	774,726
Kellogg Co.
4.450%, 5/30/16	620,000	654,866
1.750%, 5/17/17	1,000,000	1,008,865
3.250%, 5/21/18	290,000	301,862
4.150%, 11/15/19	500,000	539,604
4.000%, 12/15/20	542,000	579,734
3.125%, 5/17/22	500,000	500,277
Kraft Foods Group, Inc.
2.250%, 6/5/17	1,000,000	1,018,109
6.125%, 8/23/18	1,250,000	1,431,696
5.375%, 2/10/20	1,163,000	1,310,404
3.500%, 6/6/22	1,700,000	1,722,603
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	268,187
3.500%, 9/1/23	357,000	366,750
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	886,101
Mondelez International, Inc.
4.125%, 2/9/16	3,154,000	3,291,185
6.125%, 2/1/18	1,866,000	2,109,648
4.000%, 2/1/24	2,150,000	2,208,713
Tyson Foods, Inc.
2.650%, 8/15/19	2,750,000	2,763,676
4.500%, 6/15/22	1,375,000	1,458,253
Unilever Capital Corp.
2.750%, 2/10/16	700,000	720,309
0.850%, 8/2/17	1,500,000	1,481,443
4.800%, 2/15/19	1,296,000	1,443,769
2.200%, 3/6/19	500,000	503,906
4.250%, 2/10/21	350,000	385,402

		43,425,241

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	154,529
Clorox Co.
3.550%, 11/1/15	469,000	482,801
3.800%, 11/15/21	500,000	521,890
3.050%, 9/15/22	610,000	600,000
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	494,322
2.300%, 5/3/22	1,000,000	966,630
2.100%, 5/1/23	1,000,000	934,150
3.250%, 3/15/24	500,000	506,602
Energizer Holdings, Inc.
4.700%, 5/19/21	650,000	670,239
Kimberly-Clark Corp.
6.125%, 8/1/17	1,858,000	2,097,227
7.500%, 11/1/18	800,000	971,375
1.900%, 5/22/19	500,000	495,813
3.875%, 3/1/21	100,000	107,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Procter & Gamble Co.
1.800%, 11/15/15	$1,000,000	$1,014,800
4.850%, 12/15/15	970,000	1,020,682
1.600%, 11/15/18	900,000	903,294
4.700%, 2/15/19	2,465,000	2,781,313
3.100%, 8/15/23	2,625,000	2,653,143

		17,376,060

Personal Products (0.0%)
Avon Products, Inc.
2.375%, 3/15/16	75,000	75,530
6.500%, 3/1/19	1,000,000	1,081,292
4.600%, 3/15/20	360,000	366,927
5.000%, 3/15/23	200,000	195,225

		1,718,974

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,174,219
9.250%, 8/6/19	2,437,000	3,172,400
4.750%, 5/5/21	950,000	1,035,243
2.850%, 8/9/22	1,700,000	1,627,347
2.950%, 5/2/23	156,000	148,510
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	368,435
8.125%, 6/23/19	572,000	700,457
6.875%, 5/1/20	1,266,000	1,481,238
3.750%, 5/20/23	500,000	491,657
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	616,086
1.625%, 3/20/17	250,000	252,695
1.125%, 8/21/17	1,000,000	993,744
5.650%, 5/16/18	2,689,000	3,048,646
1.875%, 1/15/19	600,000	592,263
4.500%, 3/26/20	1,000,000	1,096,742
4.125%, 5/17/21	300,000	324,730
2.500%, 8/22/22	1,000,000	956,813
2.625%, 3/6/23	1,150,000	1,094,898
3.600%, 11/15/23	600,000	607,222
Reynolds American, Inc.
1.050%, 10/30/15	100,000	100,189
6.750%, 6/15/17	900,000	1,014,481
3.250%, 11/1/22	694,000	669,078
4.850%, 9/15/23	1,500,000	1,608,091

		23,175,184

Total Consumer Staples		190,935,735

Energy (3.3%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,018,764
BJ Services Co.
6.000%, 6/1/18	200,000	223,673
Cameron International Corp.
1.150%, 12/15/16	468,000	466,557
6.375%, 7/15/18	300,000	344,359
4.500%, 6/1/21	350,000	375,073
4.000%, 12/15/23	750,000	775,490
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	915,000	1,047,265
Ensco plc
3.250%, 3/15/16	501,000	515,480
4.700%, 3/15/21	2,166,000	2,266,856
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	251,414
3.450%, 10/1/22	400,000	392,403
Halliburton Co.
2.000%, 8/1/18	250,000	251,075
6.150%, 9/15/19	1,723,000	2,014,844
3.250%, 11/15/21	350,000	358,745
3.500%, 8/1/23	800,000	808,612
Nabors Industries, Inc.
2.350%, 9/15/16	500,000	510,362
6.150%, 2/15/18	800,000	903,251
9.250%, 1/15/19	1,300,000	1,641,026
5.000%, 9/15/20	700,000	767,512
4.625%, 9/15/21	156,000	166,829
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	496,895
2.600%, 12/1/22	687,000	657,319
Pride International, Inc.
8.500%, 6/15/19	125,000	154,876
Rowan Cos., Inc.
7.875%, 8/1/19	345,000	416,718
4.875%, 6/1/22	47,000	48,595
4.750%, 1/15/24	1,000,000	1,002,072
Transocean, Inc.
4.950%, 11/15/15	2,385,000	2,476,686
2.500%, 10/15/17	156,000	155,641
6.000%, 3/15/18	645,000	693,746
6.500%, 11/15/20	1,189,000	1,263,210
6.375%, 12/15/21	150,000	159,976
3.800%, 10/15/22	1,100,000	1,008,037
Weatherford International Ltd.
5.500%, 2/15/16	597,000	630,698
6.000%, 3/15/18	408,000	457,678
9.625%, 3/1/19	1,559,000	2,001,405
5.125%, 9/15/20	1,000,000	1,091,375
4.500%, 4/15/22	250,000	261,061

		28,075,578

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,673,000	1,824,495
6.375%, 9/15/17	1,500,000	1,694,561
8.700%, 3/15/19	927,000	1,168,763
3.450%, 7/15/24	800,000	786,194
Apache Corp.
5.625%, 1/15/17	890,000	974,830
1.750%, 4/15/17	500,000	502,803
3.625%, 2/1/21	1,000,000	1,034,551
3.250%, 4/15/22	362,000	361,125
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	807,679
BP Capital Markets plc
3.125%, 10/1/15	812,000	833,590
0.700%, 11/6/15	2,250,000	2,252,114
3.200%, 3/11/16	1,250,000	1,293,438
1.375%, 11/6/17	750,000	741,717
1.375%, 5/10/18	2,519,000	2,467,137
2.241%, 9/26/18	1,500,000	1,506,689
4.750%, 3/10/19	1,121,000	1,232,765
2.237%, 5/10/19	100,000	99,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 10/1/20	$1,637,000	$1,788,535
4.742%, 3/11/21	1,000,000	1,102,876
3.561%, 11/1/21	1,500,000	1,539,514
3.245%, 5/6/22	1,375,000	1,367,922
2.500%, 11/6/22	1,500,000	1,400,051
2.750%, 5/10/23	1,000,000	947,800
3.994%, 9/26/23	500,000	517,728
3.814%, 2/10/24	1,150,000	1,165,890
Buckeye Partners LP
5.500%, 8/15/19	479,000	532,429
4.875%, 2/1/21	1,420,000	1,520,891
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,095,000	2,316,083
5.900%, 2/1/18	100,000	112,430
3.800%, 4/15/24	64,000	64,817
Cenovus Energy, Inc.
5.700%, 10/15/19	1,673,000	1,915,774
3.800%, 9/15/23	500,000	510,708
Chevron Corp.
0.889%, 6/24/16	1,000,000	1,004,034
1.104%, 12/5/17	1,500,000	1,484,160
1.718%, 6/24/18	2,000,000	1,994,917
4.950%, 3/3/19	1,346,000	1,511,401
2.427%, 6/24/20	2,250,000	2,269,981
2.355%, 12/5/22	1,800,000	1,714,296
3.191%, 6/24/23	1,425,000	1,435,088
CNOOC Finance 2013 Ltd.
1.125%, 5/9/16	231,000	230,228
1.750%, 5/9/18	254,000	250,609
3.000%, 5/9/23	2,450,000	2,268,754
CNOOC Nexen Finance 2014 ULC
1.625%, 4/30/17	2,000,000	1,993,885
4.250%, 4/30/24	1,100,000	1,117,864
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,724,119
5.750%, 2/1/19	2,166,000	2,469,351
6.000%, 1/15/20	1,000,000	1,172,928
2.400%, 12/15/22	1,806,000	1,729,782
Continental Resources, Inc.
4.500%, 4/15/23	3,650,000	3,781,626
3.800%, 6/1/24	685,000	672,137
Devon Energy Corp.
2.400%, 7/15/16	600,000	612,700
1.200%, 12/15/16	156,000	155,654
2.250%, 12/15/18	250,000	248,570
6.300%, 1/15/19	1,000,000	1,157,132
4.000%, 7/15/21	837,000	886,439
3.250%, 5/15/22	750,000	745,077
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,059,704
7.625%, 7/23/19	1,859,000	2,198,825
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	553,476
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	433,166
Enable Midstream Partners LP
2.400%, 5/15/19§	750,000	740,184
3.900%, 5/15/24§	750,000	740,958
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	647,771
5.200%, 3/15/20	1,081,000	1,193,588
4.200%, 9/15/21	500,000	527,246
Enbridge, Inc.
5.600%, 4/1/17	200,000	220,235
3.500%, 6/10/24	1,000,000	983,154
EnCana Corp.
5.900%, 12/1/17	1,669,000	1,874,680
6.500%, 5/15/19	618,000	725,660
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	971,443
9.700%, 3/15/19	346,000	442,631
9.000%, 4/15/19	1,000,000	1,248,740
4.150%, 10/1/20	800,000	830,982
4.650%, 6/1/21	250,000	263,603
5.200%, 2/1/22	1,000,000	1,067,796
3.600%, 2/1/23	1,150,000	1,110,411
EnLink Midstream Partners LP
4.400%, 4/1/24	1,000,000	1,033,958
Enterprise Products Operating LLC
3.200%, 2/1/16	2,000,000	2,062,092
6.300%, 9/15/17	100,000	113,438
6.650%, 4/15/18	2,000,000	2,317,128
5.250%, 1/31/20	200,000	225,121
5.200%, 9/1/20	1,500,000	1,681,217
4.050%, 2/15/22	500,000	523,883
3.350%, 3/15/23	1,356,000	1,334,090
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,246,711
4.100%, 2/1/21	1,625,000	1,755,425
EQT Corp.
6.500%, 4/1/18	500,000	568,830
8.125%, 6/1/19	1,027,000	1,257,997
4.875%, 11/15/21	156,000	170,455
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	409,813
Exxon Mobil Corp.
0.921%, 3/15/17	3,150,000	3,138,412
1.819%, 3/15/19	1,500,000	1,491,623
3.176%, 3/15/24	2,000,000	2,039,195
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	759,179
Hess Corp.
1.300%, 6/15/17	200,000	199,305
8.125%, 2/15/19	1,140,000	1,405,556
Husky Energy, Inc.
7.250%, 12/15/19	295,000	359,149
3.950%, 4/15/22	2,000,000	2,075,525
4.000%, 4/15/24	125,000	127,886
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	685,000	753,172
2.650%, 2/1/19	500,000	498,091
9.000%, 2/1/19	793,000	984,023
6.850%, 2/15/20	1,061,000	1,241,391
5.300%, 9/15/20	202,000	220,528
3.500%, 3/1/21	2,040,000	2,013,835
5.800%, 3/1/21	1,000,000	1,116,783
4.150%, 3/1/22	500,000	505,601
3.950%, 9/1/22	750,000	744,741
3.450%, 2/15/23	500,000	475,570
3.500%, 9/1/23	100,000	94,439
4.250%, 9/1/24	750,000	742,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Magellan Midstream Partners LP
6.550%, 7/15/19	$287,000	$335,477
4.250%, 2/1/21	624,000	671,641
Marathon Oil Corp.
0.900%, 11/1/15	950,000	950,117
6.000%, 10/1/17	500,000	563,539
5.900%, 3/15/18	283,000	318,027
2.800%, 11/1/22	875,000	836,408
Marathon Petroleum Corp.
3.500%, 3/1/16	1,820,000	1,882,459
5.125%, 3/1/21	391,000	436,026
Murphy Oil Corp.
3.700%, 12/1/22	1,125,000	1,098,056
Nexen Energy ULC
6.200%, 7/30/19	500,000	576,475
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,231,738
4.150%, 12/15/21	156,000	164,991
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	102,728
2.500%, 3/15/17	400,000	407,406
4.900%, 8/1/20	677,000	716,337
4.625%, 3/1/21	1,125,000	1,168,428
Occidental Petroleum Corp.
2.500%, 2/1/16	400,000	409,151
4.125%, 6/1/16	873,000	920,674
1.750%, 2/15/17	400,000	404,476
1.500%, 2/15/18	500,000	495,920
4.100%, 2/1/21	1,950,000	2,086,038
3.125%, 2/15/22	1,500,000	1,502,160
2.700%, 2/15/23	1,156,000	1,110,903
ONEOK Partners LP
3.250%, 2/1/16	300,000	308,315
3.200%, 9/15/18	1,500,000	1,548,841
8.625%, 3/1/19	1,602,000	2,006,402
3.375%, 10/1/22	150,000	146,226
5.000%, 9/15/23	1,000,000	1,077,065
Petrobras Global Finance B.V.
2.000%, 5/20/16	444,000	443,640
3.250%, 3/17/17	2,000,000	2,023,940
3.000%, 1/15/19	2,000,000	1,936,151
4.875%, 3/17/20	400,000	403,780
4.375%, 5/20/23	2,800,000	2,609,544
6.250%, 3/17/24	2,000,000	2,095,260
Petrobras International Finance Co.
3.875%, 1/27/16	3,406,000	3,486,041
6.125%, 10/6/16	846,000	910,214
3.500%, 2/6/17	1,250,000	1,268,756
5.875%, 3/1/18	458,000	492,346
7.875%, 3/15/19	2,239,000	2,558,393
5.750%, 1/20/20	5,622,000	5,915,914
5.375%, 1/27/21	3,969,000	4,027,146
Petroleos Mexicanos
5.750%, 3/1/18	1,286,000	1,421,030
3.500%, 7/18/18	1,000,000	1,036,202
3.125%, 1/23/19§	1,500,000	1,527,433
8.000%, 5/3/19	1,900,000	2,303,750
6.000%, 3/5/20	3,323,000	3,762,578
4.875%, 1/24/22	1,500,000	1,585,292
3.500%, 1/30/23	2,381,000	2,284,093
4.875%, 1/18/24§	2,000,000	2,102,200
Phillips 66
2.950%, 5/1/17	1,794,000	1,863,021
4.300%, 4/1/22	2,250,000	2,386,948
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,675,113
7.500%, 1/15/20	250,000	303,477
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	477,000	548,086
8.750%, 5/1/19	404,000	510,192
5.000%, 2/1/21	1,000,000	1,107,189
3.850%, 10/15/23	250,000	252,159
3.600%, 11/1/24	1,250,000	1,230,028
Plains Exploration & Production Co.
6.500%, 11/15/20	163,000	177,645
Southwestern Energy Co.
4.100%, 3/15/22	1,667,000	1,711,273
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,112,481
8.000%, 10/1/19	345,000	429,259
3.300%, 3/15/23	500,000	475,559
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,441,770
Statoil ASA
3.125%, 8/17/17	1,062,000	1,113,423
1.150%, 5/15/18	1,500,000	1,468,417
5.250%, 4/15/19	1,406,000	1,587,415
2.900%, 11/8/20	1,170,000	1,190,334
3.150%, 1/23/22	1,000,000	1,019,917
2.450%, 1/17/23	500,000	478,000
2.650%, 1/15/24	500,000	474,924
3.700%, 3/1/24	2,000,000	2,065,221
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,199,534
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	720,734
4.250%, 4/1/24	1,000,000	1,009,265
Talisman Energy, Inc.
7.750%, 6/1/19	1,412,000	1,718,714
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	550,000	629,251
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,142,095
2.750%, 7/15/23	1,000,000	955,826
Total Capital International S.A.
0.750%, 1/25/16	1,000,000	1,002,195
1.000%, 8/12/16	1,000,000	1,004,299
1.000%, 1/10/17	650,000	649,601
1.550%, 6/28/17	1,000,000	1,004,889
2.125%, 1/10/19	1,000,000	1,004,602
2.100%, 6/19/19	1,000,000	995,922
2.875%, 2/17/22	250,000	249,379
2.700%, 1/25/23	1,187,000	1,143,951
3.750%, 4/10/24	2,000,000	2,052,526
Total Capital S.A.
3.125%, 10/2/15	944,000	968,874
2.300%, 3/15/16	2,500,000	2,560,055
2.125%, 8/10/18	1,000,000	1,011,263
4.450%, 6/24/20	825,000	907,429
4.125%, 1/28/21	1,100,000	1,192,169
4.250%, 12/15/21	500,000	545,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
TransCanada PipeLines Ltd.
0.750%, 1/15/16	$500,000	$499,501
7.125%, 1/15/19	1,293,000	1,567,959
3.800%, 10/1/20	1,298,000	1,373,029
2.500%, 8/1/22	850,000	806,176
6.350%, 5/15/67(l)	1,371,000	1,405,275
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	114,298
Valero Energy Corp.
6.125%, 6/15/17	500,000	558,535
9.375%, 3/15/19	554,000	708,099
6.125%, 2/1/20	1,154,000	1,330,862
Western Gas Partners LP
4.000%, 7/1/22	500,000	514,157
Williams Cos., Inc.
3.700%, 1/15/23	500,000	471,292
4.550%, 6/24/24	2,250,000	2,218,759
Williams Partners LP
5.250%, 3/15/20	1,640,000	1,820,102
4.125%, 11/15/20	250,000	261,841
4.000%, 11/15/21	750,000	768,271
3.350%, 8/15/22	1,200,000	1,169,890
4.500%, 11/15/23	1,000,000	1,035,937
4.300%, 3/4/24	1,000,000	1,019,897
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	370,617
XTO Energy, Inc.
6.250%, 8/1/17	1,150,000	1,307,014

		258,817,548

Total Energy		286,893,126

Financials (13.6%)
Banks (6.6%)
American Express Bank FSB
6.000%, 9/13/17	500,000	562,756
Associated Banc-Corp
5.125%, 3/28/16	500,000	527,747
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16	1,000,000	1,002,942
1.250%, 1/10/17	1,250,000	1,252,306
1.250%, 6/13/17	1,500,000	1,494,581
1.875%, 10/6/17	500,000	504,528
1.450%, 5/15/18	750,000	737,622
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	1,700,000	1,558,135
Bancolombia S.A.
5.950%, 6/3/21	500,000	547,500
Bank of America Corp.
1.500%, 10/9/15	1,000,000	1,006,989
5.250%, 12/1/15	2,062,000	2,160,648
1.250%, 1/11/16	2,412,000	2,422,318
6.050%, 5/16/16	3,053,000	3,270,964
3.750%, 7/12/16	95,000	99,097
6.500%, 8/1/16	3,785,000	4,137,816
5.625%, 10/14/16	2,971,000	3,230,071
1.350%, 11/21/16	1,000,000	1,001,801
3.875%, 3/22/17	1,000,000	1,052,294
5.700%, 5/2/17	2,400,000	2,635,898
1.700%, 8/25/17	2,280,000	2,267,044
6.400%, 8/28/17	2,147,000	2,409,609
6.000%, 9/1/17	5,060,000	5,635,133
5.750%, 12/1/17	1,500,000	1,670,322
2.000%, 1/11/18	1,350,000	1,342,850
6.875%, 4/25/18	4,624,000	5,332,941
5.650%, 5/1/18	4,289,000	4,776,377
6.875%, 11/15/18	130,000	151,405
2.600%, 1/15/19	1,742,000	1,739,047
2.650%, 4/1/19	1,133,000	1,130,613
7.625%, 6/1/19	3,439,000	4,155,642
5.625%, 7/1/20	5,310,000	6,001,874
5.000%, 5/13/21	1,500,000	1,646,673
5.700%, 1/24/22	2,500,000	2,856,081
3.300%, 1/11/23	4,300,000	4,198,660
4.100%, 7/24/23	2,000,000	2,043,506
4.125%, 1/22/24	1,200,000	1,224,382
4.000%, 4/1/24	5,000,000	5,057,601
4.200%, 8/26/24	625,000	619,845
Bank of America N.A.
1.125%, 11/14/16	1,000,000	996,596
1.250%, 2/14/17	1,000,000	995,644
5.300%, 3/15/17	1,300,000	1,408,275
Bank of Montreal
1.300%, 7/15/16	1,500,000	1,509,811
2.500%, 1/11/17	1,000,000	1,025,522
1.300%, 7/14/17	1,250,000	1,247,287
1.400%, 9/11/17	1,700,000	1,697,890
1.450%, 4/9/18	1,000,000	988,794
2.550%, 11/6/22	1,300,000	1,250,153
Bank of Nova Scotia
2.050%, 10/7/15	3,000,000	3,045,271
0.950%, 3/15/16	600,000	601,480
2.900%, 3/29/16	1,537,000	1,584,619
1.375%, 7/15/16	2,000,000	2,018,428
1.100%, 12/13/16	950,000	950,451
1.250%, 4/11/17	1,250,000	1,249,015
1.300%, 7/21/17	1,000,000	997,551
1.450%, 4/25/18	1,150,000	1,133,516
2.050%, 6/5/19	1,000,000	988,952
4.375%, 1/13/21	1,150,000	1,264,765
2.800%, 7/21/21	1,000,000	984,695
Barclays Bank plc
5.000%, 9/22/16	2,150,000	2,305,623
2.500%, 2/20/19	2,000,000	2,003,709
5.125%, 1/8/20	1,200,000	1,349,028
5.140%, 10/14/20	2,269,000	2,437,489
3.750%, 5/15/24	1,250,000	1,246,108
Barclays plc
4.375%, 9/11/24	1,000,000	978,900
BB&T Corp.
5.200%, 12/23/15	35,000	36,790
3.200%, 3/15/16	1,612,000	1,666,867
3.950%, 4/29/16	954,000	1,002,722
4.900%, 6/30/17	693,000	754,321
1.600%, 8/15/17	1,200,000	1,209,412
2.050%, 6/19/18	850,000	854,392
2.250%, 2/1/19	600,000	600,196
6.850%, 4/30/19	100,000	119,231
5.250%, 11/1/19	460,000	515,990
3.950%, 3/22/22	250,000	261,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	$2,350,000	$2,436,414
BNP Paribas S.A.
1.375%, 3/17/17	4,000,000	3,987,600
2.375%, 9/14/17	1,000,000	1,016,486
2.700%, 8/20/18	2,000,000	2,036,853
2.400%, 12/12/18	100,000	100,223
2.450%, 3/17/19	1,700,000	1,699,491
5.000%, 1/15/21	2,569,000	2,850,227
3.250%, 3/3/23	650,000	639,659
Branch Banking & Trust Co.
1.450%, 10/3/16	1,000,000	1,008,278
1.050%, 12/1/16	250,000	250,273
1.000%, 4/3/17	2,000,000	1,985,005
2.300%, 10/15/18	1,000,000	1,008,799
3.800%, 10/30/26	300,000	299,759
Canadian Imperial Bank of Commerce
0.900%, 10/1/15	1,000,000	1,003,836
2.350%, 12/11/15	1,000,000	1,020,565
1.350%, 7/18/16	1,200,000	1,209,527
1.550%, 1/23/18	100,000	99,510
Capital One Bank USA N.A.
1.150%, 11/21/16	1,000,000	998,154
2.150%, 11/21/18	250,000	248,022
2.250%, 2/13/19	2,000,000	1,983,819
8.800%, 7/15/19	1,787,000	2,268,470
3.375%, 2/15/23	1,000,000	981,314
Capital One N.A./Virginia
1.500%, 9/5/17	3,000,000	2,982,470
1.500%, 3/22/18	1,000,000	982,902
2.950%, 7/23/21	1,000,000	984,727
China Development Bank Corp.
5.000%, 10/15/15	500,000	519,258
Citigroup, Inc.
4.587%, 12/15/15	359,000	374,701
5.300%, 1/7/16	156,000	164,568
1.300%, 4/1/16	1,062,000	1,065,347
3.953%, 6/15/16	3,000,000	3,148,200
1.700%, 7/25/16	1,150,000	1,162,238
5.850%, 8/2/16	500,000	541,002
1.300%, 11/15/16	1,200,000	1,195,793
5.500%, 2/15/17	1,650,000	1,787,816
1.550%, 8/14/17	5,000,000	4,960,825
6.125%, 11/21/17	6,517,000	7,352,246
1.750%, 5/1/18	1,156,000	1,137,594
6.125%, 5/15/18	2,613,000	2,950,303
2.500%, 9/26/18	3,000,000	3,019,611
8.500%, 5/22/19	4,406,000	5,514,395
5.375%, 8/9/20	2,162,000	2,432,561
4.500%, 1/14/22	200,000	214,038
4.050%, 7/30/22	150,000	151,851
3.375%, 3/1/23	1,150,000	1,131,396
3.500%, 5/15/23	1,000,000	959,300
3.875%, 10/25/23	1,550,000	1,570,800
3.750%, 6/16/24	500,000	498,857
4.000%, 8/5/24	2,500,000	2,447,989
Comerica Bank
5.750%, 11/21/16	250,000	275,955
Comerica, Inc.
2.125%, 5/23/19	400,000	397,039
Commonwealth Bank of Australia/New York
1.125%, 3/13/17	1,000,000	997,382
1.900%, 9/18/17	1,250,000	1,260,110
2.500%, 9/20/18	1,000,000	1,018,973
2.250%, 3/13/19	1,350,000	1,351,026
2.300%, 9/6/19	1,000,000	993,288
Compass Bank
1.850%, 9/29/17	500,000	501,108
6.400%, 10/1/17	300,000	329,409
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.125%, 10/13/15	2,700,000	2,744,926
3.375%, 1/19/17	1,350,000	1,416,755
1.700%, 3/19/18	1,000,000	997,927
2.250%, 1/14/19	3,000,000	3,016,641
4.500%, 1/11/21	1,500,000	1,637,743
3.875%, 2/8/22	2,812,000	2,950,062
3.950%, 11/9/22	1,000,000	1,001,360
4.625%, 12/1/23	1,000,000	1,037,131
Corpbanca S.A.
3.125%, 1/15/18	500,000	501,100
Discover Bank/Delaware
7.000%, 4/15/20	1,200,000	1,422,750
3.200%, 8/9/21	350,000	345,741
4.200%, 8/8/23	550,000	564,840
Fifth Third Bancorp
3.625%, 1/25/16	1,950,000	2,019,028
5.450%, 1/15/17	100,000	108,525
4.500%, 6/1/18	1,000,000	1,079,040
2.300%, 3/1/19	1,000,000	989,149
4.300%, 1/16/24	700,000	720,427
Fifth Third Bank/Ohio
1.150%, 11/18/16	1,000,000	1,000,563
1.450%, 2/28/18	300,000	295,943
2.375%, 4/25/19	1,000,000	999,475
First Horizon National Corp.
5.375%, 12/15/15	1,200,000	1,258,084
First Republic Bank/California
2.375%, 6/17/19	500,000	499,300
Glitnir HF
0.000%, 10/15/08(h)*§	4,650,000	1,395,000
HSBC Bank USA N.A.
6.000%, 8/9/17	750,000	841,176
4.875%, 8/24/20	1,000,000	1,099,230
HSBC Holdings plc
5.100%, 4/5/21	2,700,000	3,032,858
4.875%, 1/14/22	750,000	829,736
4.000%, 3/30/22	1,650,000	1,737,456
4.250%, 3/14/24	1,700,000	1,713,739
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	757,042
7.000%, 12/15/20	80,000	95,720
Huntington National Bank
1.300%, 11/20/16	515,000	516,915
1.375%, 4/24/17	2,000,000	1,998,856
2.200%, 4/1/19	500,000	496,816
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16	1,400,000	1,431,766
3.875%, 1/16/18	1,505,000	1,568,246
3.875%, 1/15/19	2,400,000	2,488,087
5.250%, 1/12/24	1,500,000	1,593,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
5.150%, 10/1/15	$187,000	$194,729
1.100%, 10/15/15	900,000	903,485
1.125%, 2/26/16	312,000	313,435
3.450%, 3/1/16	2,500,000	2,589,066
3.150%, 7/5/16	2,719,000	2,817,304
1.350%, 2/15/17	3,300,000	3,292,765
2.000%, 8/15/17	1,750,000	1,764,852
6.000%, 1/15/18	4,043,000	4,542,461
1.800%, 1/25/18	1,000,000	995,244
1.625%, 5/15/18	2,156,000	2,126,894
2.350%, 1/28/19	5,000,000	4,979,541
6.300%, 4/23/19	7,707,000	8,938,545
4.950%, 3/25/20	500,000	552,689
4.400%, 7/22/20	3,230,000	3,481,790
4.250%, 10/15/20	874,000	931,078
4.625%, 5/10/21	2,000,000	2,168,416
4.350%, 8/15/21	300,000	321,450
4.500%, 1/24/22	2,000,000	2,148,227
3.250%, 9/23/22	2,849,000	2,806,102
3.200%, 1/25/23	4,369,000	4,267,670
3.375%, 5/1/23	2,075,000	1,983,146
3.875%, 2/1/24	5,000,000	5,074,166
3.625%, 5/13/24	3,000,000	2,981,554
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	4,193,208
KeyBank N.A./Ohio
1.100%, 11/25/16	269,000	269,059
1.650%, 2/1/18	2,000,000	1,992,323
KeyCorp
5.100%, 3/24/21	1,375,000	1,526,937
KfW
2.625%, 2/16/16	6,050,000	6,232,502
5.125%, 3/14/16	4,000,000	4,269,814
0.500%, 4/19/16	6,024,000	6,025,711
0.500%, 7/15/16	5,500,000	5,492,238
0.625%, 12/15/16	3,600,000	3,588,043
4.875%, 1/17/17	2,965,000	3,233,040
1.250%, 2/15/17	812,000	818,833
0.750%, 3/17/17	4,750,000	4,729,466
0.875%, 9/5/17	2,000,000	1,976,934
4.375%, 3/15/18	3,000,000	3,298,239
1.000%, 6/11/18	2,000,000	1,964,278
4.500%, 7/16/18	2,385,000	2,643,527
1.875%, 4/1/19	3,150,000	3,158,687
4.875%, 6/17/19	1,900,000	2,160,494
4.000%, 1/27/20	8,539,000	9,392,130
2.750%, 9/8/20	2,436,000	2,513,909
2.750%, 10/1/20	3,150,000	3,256,018
2.375%, 8/25/21	1,500,000	1,505,001
2.625%, 1/25/22	3,000,000	3,050,981
2.000%, 10/4/22	2,312,000	2,235,407
2.125%, 1/17/23	3,350,000	3,255,943
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	104,391
Landwirtschaftliche Rentenbank
2.500%, 2/15/16	2,400,000	2,464,011
2.125%, 7/15/16	187,000	191,694
5.125%, 2/1/17	2,229,000	2,442,450
0.875%, 9/12/17	1,000,000	989,340
2.375%, 9/13/17	1,000,000	1,032,660
1.000%, 4/4/18	3,250,000	3,198,808
1.750%, 4/15/19	2,000,000	1,993,520
1.375%, 10/23/19	829,000	804,778
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,604,385
2.300%, 11/27/18	1,200,000	1,199,972
2.350%, 9/5/19	1,000,000	992,745
6.375%, 1/21/21	1,000,000	1,190,991
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	572,439
1.450%, 3/7/18	1,000,000	986,601
2.300%, 1/30/19	800,000	802,559
2.250%, 7/25/19	1,100,000	1,094,695
MUFG Americas Holdings Corp.
3.500%, 6/18/22	2,200,000	2,233,440
MUFG Union Bank N.A.
3.000%, 6/6/16	1,000,000	1,033,718
1.500%, 9/26/16	343,000	345,895
2.625%, 9/26/18	1,000,000	1,017,133
National Australia Bank Ltd./New York
1.300%, 7/25/16	500,000	503,482
2.750%, 3/9/17	1,800,000	1,863,578
2.300%, 7/25/18	1,250,000	1,266,233
3.000%, 1/20/23	1,350,000	1,320,861
Oesterreichische Kontrollbank AG
4.875%, 2/16/16	2,468,000	2,615,101
5.000%, 4/25/17	1,346,000	1,479,077
1.125%, 5/29/18	2,000,000	1,971,354
1.625%, 3/12/19	1,000,000	994,598
PNC Bank N.A.
1.150%, 11/1/16	250,000	250,463
1.125%, 1/27/17	1,500,000	1,495,943
4.875%, 9/21/17	1,000,000	1,093,694
1.500%, 10/18/17	2,000,000	1,988,939
2.200%, 1/28/19	1,500,000	1,494,571
2.950%, 1/30/23	250,000	241,617
3.800%, 7/25/23	1,000,000	1,019,009
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	2,000,000	1,928,738
3.900%, 4/29/24	500,000	498,107
PNC Funding Corp.
5.250%, 11/15/15	125,000	131,166
2.700%, 9/19/16	1,050,000	1,082,901
5.625%, 2/1/17	2,050,000	2,234,538
6.700%, 6/10/19	500,000	594,917
5.125%, 2/8/20	981,000	1,105,693
4.375%, 8/11/20	1,839,000	2,007,194
Regions Financial Corp.
2.000%, 5/15/18	650,000	642,590
Royal Bank of Canada
0.800%, 10/30/15	2,000,000	2,004,430
2.625%, 12/15/15	1,550,000	1,586,020
0.850%, 3/8/16	900,000	901,292
2.300%, 7/20/16	2,500,000	2,562,473
1.250%, 6/16/17	500,000	497,863
1.500%, 1/16/18	2,000,000	1,988,157
2.200%, 7/27/18	2,000,000	2,025,966
2.150%, 3/15/19	750,000	752,363
Royal Bank of Scotland Group plc
1.875%, 3/31/17	2,100,000	2,099,521
6.400%, 10/21/19	1,010,000	1,167,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland plc
4.375%, 3/16/16	$1,500,000	$1,566,597
5.625%, 8/24/20	1,406,000	1,589,089
6.125%, 1/11/21	1,000,000	1,163,814
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	245,000	257,721
Societe Generale S.A.
2.750%, 10/12/17	750,000	769,266
2.625%, 10/1/18	1,000,000	1,013,075
Sumitomo Mitsui Banking Corp.
0.900%, 1/18/16	350,000	349,764
1.450%, 7/19/16	1,000,000	1,008,619
1.800%, 7/18/17	1,000,000	1,003,948
1.500%, 1/18/18	500,000	494,245
2.500%, 7/19/18	250,000	254,293
2.450%, 1/10/19	800,000	808,433
2.250%, 7/11/19	750,000	741,827
3.200%, 7/18/22	750,000	756,129
3.000%, 1/18/23	1,000,000	989,237
3.950%, 1/10/24	2,250,000	2,362,065
3.400%, 7/11/24	2,000,000	2,001,981
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	1,294,000	1,342,515
3.500%, 1/20/17	156,000	163,606
1.350%, 2/15/17	750,000	749,668
6.000%, 9/11/17	500,000	561,637
7.250%, 3/15/18	946,000	1,113,878
2.350%, 11/1/18	350,000	351,015
2.500%, 5/1/19	1,250,000	1,256,303
SVB Financial Group
5.375%, 9/15/20	160,000	179,850
Svenska Handelsbanken AB
3.125%, 7/12/16	1,450,000	1,506,566
1.625%, 3/21/18	1,000,000	995,076
2.500%, 1/25/19	3,000,000	3,044,862
Toronto-Dominion Bank
2.500%, 7/14/16	1,650,000	1,698,431
1.500%, 9/9/16	750,000	758,390
2.375%, 10/19/16	1,350,000	1,387,918
1.125%, 5/2/17	1,500,000	1,490,759
1.400%, 4/30/18	1,000,000	983,082
2.625%, 9/10/18	1,000,000	1,022,444
2.125%, 7/2/19	1,000,000	991,449
U.S. Bancorp/Minnesota
3.442%, 2/1/16	1,150,000	1,187,082
2.200%, 11/15/16	312,000	320,216
1.650%, 5/15/17	1,500,000	1,514,841
4.125%, 5/24/21	1,000,000	1,075,653
3.000%, 3/15/22	750,000	745,575
2.950%, 7/15/22	2,125,000	2,059,047
3.700%, 1/30/24	500,000	510,222
3.600%, 9/11/24	1,000,000	989,803
U.S. Bank N.A./Ohio
1.100%, 1/30/17	1,000,000	997,979
1.375%, 9/11/17	1,000,000	998,328
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,569,873
5.750%, 6/15/17	422,000	469,410
5.750%, 2/1/18	4,146,000	4,676,260
Wells Fargo & Co.
1.250%, 7/20/16	1,500,000	1,506,465
5.125%, 9/15/16	367,000	395,617
2.625%, 12/15/16	2,000,000	2,075,939
2.100%, 5/8/17	200,000	203,483
1.400%, 9/8/17	1,500,000	1,492,706
5.625%, 12/11/17	3,647,000	4,082,864
1.500%, 1/16/18	1,006,000	999,085
2.150%, 1/15/19	1,166,000	1,163,657
2.125%, 4/22/19	5,000,000	4,944,965
3.000%, 1/22/21	1,500,000	1,508,033
4.600%, 4/1/21	2,000,000	2,191,574
3.500%, 3/8/22	1,844,000	1,883,128
3.450%, 2/13/23	1,806,000	1,772,519
4.125%, 8/15/23	3,000,000	3,086,068
3.300%, 9/9/24	2,000,000	1,963,229
Wells Fargo Bank N.A.
6.000%, 11/15/17	500,000	561,535
Westpac Banking Corp.
0.950%, 1/12/16	1,500,000	1,505,653
1.200%, 5/19/17	788,000	784,764
2.000%, 8/14/17	1,700,000	1,724,569
1.600%, 1/12/18	500,000	498,377
4.625%, 6/1/18	62,000	66,741
2.250%, 1/17/19	600,000	602,999
4.875%, 11/19/19	1,800,000	2,005,794
Zions Bancorp
4.500%, 6/13/23	37,000	38,747

		566,021,181

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	360,439
Ameriprise Financial, Inc.
5.650%, 11/15/15	50,000	52,602
7.300%, 6/28/19	1,611,000	1,955,368
5.300%, 3/15/20	156,000	176,159
4.000%, 10/15/23	150,000	156,390
3.700%, 10/15/24	750,000	753,708
Ares Capital Corp.
4.875%, 11/30/18	500,000	527,782
Bank of New York Mellon Corp.
0.700%, 10/23/15	1,094,000	1,096,284
2.500%, 1/15/16	300,000	307,242
0.700%, 3/4/16	1,000,000	1,001,781
1.300%, 1/25/18	250,000	246,607
2.100%, 1/15/19	48,000	47,765
2.300%, 9/11/19	1,500,000	1,486,711
4.150%, 2/1/21	2,187,000	2,362,433
3.550%, 9/23/21	750,000	778,656
3.650%, 2/4/24	2,100,000	2,134,495
BlackRock, Inc.
5.000%, 12/10/19	1,473,000	1,664,188
4.250%, 5/24/21	1,000,000	1,088,107
3.375%, 6/1/22	500,000	511,749
3.500%, 3/18/24	1,400,000	1,410,827
Charles Schwab Corp.
4.450%, 7/22/20	850,000	934,569
3.225%, 9/1/22	1,197,000	1,223,239
Credit Suisse AG/New York
1.375%, 5/26/17	1,000,000	992,916
2.300%, 5/28/19	900,000	891,832
5.300%, 8/13/19	1,346,000	1,510,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 1/14/20	$2,000,000	$2,230,853
4.375%, 8/5/20	2,850,000	3,076,402
3.625%, 9/9/24	3,000,000	2,960,874
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	319,043
5.850%, 8/16/16	1,318,000	1,431,730
Deutsche Bank AG/London
3.250%, 1/11/16	2,000,000	2,058,585
1.400%, 2/13/17	1,250,000	1,246,977
1.350%, 5/30/17	1,650,000	1,636,586
6.000%, 9/1/17	2,096,000	2,344,668
2.500%, 2/13/19	1,600,000	1,608,104
3.700%, 5/30/24	2,000,000	1,982,841
4.296%, 5/24/28(l)	1,700,000	1,612,654
Eaton Vance Corp.
6.500%, 10/2/17	60,000	67,882
3.625%, 6/15/23	500,000	500,281
Fifth Street Finance Corp.
4.875%, 3/1/19	250,000	259,363
FS Investment Corp.
4.000%, 7/15/19	400,000	401,802
Goldman Sachs Group, Inc.
1.600%, 11/23/15	5,000,000	5,041,227
5.350%, 1/15/16	2,941,000	3,105,426
3.625%, 2/7/16	3,000,000	3,100,414
5.750%, 10/1/16	375,000	406,690
5.625%, 1/15/17	2,543,000	2,760,148
6.250%, 9/1/17	2,219,000	2,493,970
5.950%, 1/18/18	6,451,000	7,228,733
2.375%, 1/22/18	750,000	756,023
6.150%, 4/1/18	1,318,000	1,482,261
2.900%, 7/19/18	3,000,000	3,071,367
7.500%, 2/15/19	2,999,000	3,583,329
5.375%, 3/15/20	3,650,000	4,063,898
6.000%, 6/15/20	1,428,000	1,641,222
5.250%, 7/27/21	1,905,000	2,114,484
5.750%, 1/24/22	4,400,000	5,007,650
3.625%, 1/22/23	2,244,000	2,222,016
4.000%, 3/3/24	3,045,000	3,071,356
3.850%, 7/8/24	2,000,000	1,988,383
Invesco Finance plc
3.125%, 11/30/22	1,000,000	984,737
Jefferies Group LLC
3.875%, 11/9/15	1,250,000	1,286,048
5.125%, 4/13/18	525,000	567,235
8.500%, 7/15/19	1,446,000	1,787,317
5.125%, 1/20/23	117,000	124,266
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,046,200
Legg Mason, Inc.
2.700%, 7/15/19	375,000	375,604
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,130,071
Morgan Stanley
5.375%, 10/15/15	2,746,000	2,876,113
1.750%, 2/25/16	420,000	424,299
3.800%, 4/29/16	150,000	156,264
5.750%, 10/18/16	1,500,000	1,630,150
4.750%, 3/22/17	656,000	704,615
5.550%, 4/27/17	7,250,000	7,942,179
6.625%, 4/1/18	2,848,000	3,252,902
2.125%, 4/25/18	4,504,000	4,500,330
2.500%, 1/24/19	2,000,000	2,001,400
7.300%, 5/13/19	2,718,000	3,236,092
2.375%, 7/23/19	3,000,000	2,950,762
5.625%, 9/23/19	2,039,000	2,292,383
5.500%, 1/26/20	250,000	280,000
5.500%, 7/24/20	1,522,000	1,706,678
5.750%, 1/25/21	4,112,000	4,682,492
5.500%, 7/28/21	2,130,000	2,400,215
4.875%, 11/1/22	312,000	329,782
3.750%, 2/25/23	3,394,000	3,396,733
4.100%, 5/22/23	2,000,000	1,988,441
3.875%, 4/29/24	4,000,000	3,995,920
Nomura Holdings, Inc.
4.125%, 1/19/16	3,100,000	3,211,464
2.000%, 9/13/16	100,000	101,013
2.750%, 3/19/19	1,000,000	1,002,057
6.700%, 3/4/20	959,000	1,136,227
Northern Trust Corp.
3.450%, 11/4/20	850,000	892,501
3.375%, 8/23/21	375,000	390,275
2.375%, 8/2/22	500,000	479,446
PennantPark Investment Corp.
4.500%, 10/1/19	400,000	402,976
Prospect Capital Corp.
5.000%, 7/15/19	350,000	360,843
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	261,599
8.600%, 8/15/19	439,000	547,266
Stifel Financial Corp.
4.250%, 7/18/24	600,000	600,859
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	115,490
UBS AG/Connecticut
5.875%, 7/15/16	1,000,000	1,081,634
1.375%, 8/14/17	3,395,000	3,371,629
5.875%, 12/20/17	2,275,000	2,561,516
5.750%, 4/25/18	3,000,000	3,375,851
2.375%, 8/14/19	500,000	495,233
4.875%, 8/4/20	1,812,000	2,010,813
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	100,000	105,250

		181,102,828

Consumer Finance (1.3%)
American Express Centurion Bank
0.875%, 11/13/15	1,100,000	1,103,011
6.000%, 9/13/17	1,250,000	1,406,890
American Express Co.
6.150%, 8/28/17	416,000	468,499
7.000%, 3/19/18	3,922,000	4,567,953
1.550%, 5/22/18	2,000,000	1,971,897
8.125%, 5/20/19	1,212,000	1,511,827
2.650%, 12/2/22	1,487,000	1,434,759
6.800%, 9/1/66(l)	150,000	159,938
American Express Credit Corp.
2.800%, 9/19/16	250,000	258,298
2.375%, 3/24/17	2,000,000	2,049,505
2.125%, 3/18/19	750,000	745,752
2.250%, 8/15/19	2,500,000	2,478,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
American Honda Finance Corp.
1.200%, 7/14/17	$2,150,000	$2,144,743
2.125%, 10/10/18	1,000,000	1,004,491
Capital One Financial Corp.
3.150%, 7/15/16	300,000	310,588
6.150%, 9/1/16	669,000	728,089
6.750%, 9/15/17	1,546,000	1,764,575
4.750%, 7/15/21	500,000	543,467
3.750%, 4/24/24	1,000,000	1,002,943
Caterpillar Financial Services Corp.
0.700%, 2/26/16	1,250,000	1,250,345
5.500%, 3/15/16	125,000	133,644
2.050%, 8/1/16	1,700,000	1,735,884
1.750%, 3/24/17	500,000	506,203
1.250%, 8/18/17	1,500,000	1,493,392
1.250%, 11/6/17	250,000	250,414
1.300%, 3/1/18	1,000,000	986,443
5.450%, 4/15/18	1,000,000	1,124,142
7.150%, 2/15/19	2,520,000	3,046,035
2.100%, 6/9/19	700,000	696,600
2.850%, 6/1/22	500,000	495,897
2.625%, 3/1/23	1,000,000	965,820
3.300%, 6/9/24	700,000	695,430
Discover Financial Services
6.450%, 6/12/17	498,000	557,910
5.200%, 4/27/22	100,000	109,150
3.850%, 11/21/22	1,144,000	1,150,429
Ford Motor Credit Co. LLC
2.500%, 1/15/16	2,950,000	3,001,342
1.700%, 5/9/16	1,250,000	1,260,325
3.984%, 6/15/16	300,000	313,624
8.000%, 12/15/16	1,250,000	1,421,900
1.500%, 1/17/17	714,000	712,944
4.250%, 2/3/17	300,000	318,238
3.000%, 6/12/17	5,000,000	5,160,517
1.684%, 9/8/17	1,000,000	993,855
1.724%, 12/6/17	1,200,000	1,188,807
2.375%, 1/16/18	1,382,000	1,394,186
5.875%, 8/2/21	5,850,000	6,737,135
4.250%, 9/20/22	2,700,000	2,849,650
HSBC Finance Corp.
5.500%, 1/19/16	2,219,000	2,348,821
6.676%, 1/15/21	3,826,000	4,474,870
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	993,615
2.250%, 6/23/19	1,250,000	1,244,149
5.000%, 9/27/20	650,000	710,100
3.500%, 6/23/24	900,000	901,225
John Deere Capital Corp.
1.050%, 12/15/16	2,000,000	2,001,636
5.500%, 4/13/17	208,000	229,626
2.800%, 9/18/17	1,500,000	1,560,415
1.200%, 10/10/17	1,000,000	992,853
1.300%, 3/12/18	1,150,000	1,136,779
5.750%, 9/10/18	1,108,000	1,262,759
1.950%, 12/13/18	650,000	649,288
2.250%, 4/17/19	500,000	502,834
2.800%, 3/4/21	1,000,000	1,002,886
3.900%, 7/12/21	350,000	374,337
3.150%, 10/15/21	500,000	512,808
2.750%, 3/15/22	1,000,000	988,093
3.350%, 6/12/24	650,000	654,263
PACCAR Financial Corp.
0.700%, 11/16/15	250,000	250,579
0.800%, 2/8/16	1,000,000	1,002,582
1.150%, 8/16/16	100,000	100,534
1.600%, 3/15/17	750,000	757,490
Synchrony Financial
1.875%, 8/15/17	2,000,000	2,003,310
3.000%, 8/15/19	600,000	601,822
4.250%, 8/15/24	750,000	750,512
Toyota Motor Credit Corp.
2.800%, 1/11/16	2,212,000	2,275,836
0.800%, 5/17/16	1,094,000	1,095,015
2.000%, 9/15/16	850,000	867,323
2.050%, 1/12/17	1,000,000	1,021,262
1.750%, 5/22/17	1,300,000	1,314,348
1.250%, 10/5/17	1,500,000	1,487,747
1.375%, 1/10/18	1,000,000	992,080
2.000%, 10/24/18	200,000	200,525
2.125%, 7/18/19	1,000,000	994,382
4.500%, 6/17/20	300,000	330,745
4.250%, 1/11/21	1,300,000	1,413,800
2.750%, 5/17/21	750,000	751,644
3.400%, 9/15/21	1,050,000	1,091,859
3.300%, 1/12/22	156,000	160,756
2.625%, 1/10/23	1,150,000	1,119,726

		109,331,098

Diversified Financial Services (1.3%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	583,530
Associates Corp. of North America
6.950%, 11/1/18	62,000	72,530
Bear Stearns Cos. LLC
5.300%, 10/30/15	648,000	679,740
5.550%, 1/22/17	2,721,000	2,952,965
6.400%, 10/2/17	1,346,000	1,520,999
7.250%, 2/1/18	2,070,000	2,407,297
4.650%, 7/2/18	125,000	135,705
Berkshire Hathaway, Inc.
0.800%, 2/11/16	2,000,000	2,004,254
1.900%, 1/31/17	1,000,000	1,019,951
1.550%, 2/9/18	1,000,000	997,405
2.100%, 8/14/19	1,200,000	1,193,013
3.750%, 8/15/21	500,000	529,546
3.400%, 1/31/22	500,000	515,459
3.000%, 2/11/23	1,250,000	1,240,408
Boeing Capital Corp.
2.125%, 8/15/16	1,595,000	1,634,867
2.900%, 8/15/18	156,000	162,720
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,306,250
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	498,701
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	1,091,000	1,200,864
General Electric Capital Corp.
2.250%, 11/9/15	156,000	158,993
1.000%, 12/11/15	3,000,000	3,012,452
1.000%, 1/8/16	562,000	564,772
5.000%, 1/8/16	62,000	65,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 5/9/16	$3,000,000	$3,102,365
1.500%, 7/12/16	2,312,000	2,335,594
2.900%, 1/9/17	3,000,000	3,114,490
5.400%, 2/15/17	5,487,000	6,008,568
1.250%, 5/15/17	750,000	748,946
5.625%, 9/15/17	62,000	69,453
1.600%, 11/20/17	1,000,000	1,001,822
1.625%, 4/2/18	1,300,000	1,295,270
5.625%, 5/1/18	4,470,000	5,048,816
2.300%, 1/14/19	1,500,000	1,515,150
6.000%, 8/7/19	4,000,000	4,667,630
5.500%, 1/8/20	1,000,000	1,145,074
4.625%, 1/7/21	1,750,000	1,932,392
5.300%, 2/11/21	3,027,000	3,414,527
4.650%, 10/17/21	2,800,000	3,079,945
3.150%, 9/7/22	1,800,000	1,786,992
3.100%, 1/9/23	2,875,000	2,849,882
3.450%, 5/15/24	1,000,000	1,002,936
6.375%, 11/15/67(l)	625,000	676,562
Intercontinental Exchange, Inc.
4.000%, 10/15/23	850,000	879,538
Leucadia National Corp.
5.500%, 10/18/23	800,000	837,000
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	547,076
Moody’s Corp.
2.750%, 7/15/19	500,000	503,497
5.500%, 9/1/20	500,000	562,698
4.500%, 9/1/22	31,000	32,531
4.875%, 2/15/24	500,000	539,369
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,500,000	1,606,875
Murray Street Investment Trust I
4.647%, 3/9/17(e)	1,156,000	1,237,584
NASDAQ OMX Group, Inc.
5.250%, 1/16/18	220,000	240,875
5.550%, 1/15/20	894,000	987,044
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,200,000	1,237,454
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	1,800,000	1,858,939
5.450%, 4/10/17	125,000	138,823
5.450%, 2/1/18	250,000	280,809
10.375%, 11/1/18	1,000,000	1,319,498
2.350%, 6/15/20	2,000,000	1,995,449
3.400%, 11/15/23	1,000,000	1,006,571
4.750%, 4/30/43(l)	350,000	346,063
NYSE Euronext
2.000%, 10/5/17	1,000,000	1,009,189
ORIX Corp.
5.000%, 1/12/16	78,000	81,849
3.750%, 3/9/17	1,000,000	1,047,137
Private Export Funding Corp.
4.950%, 11/15/15	369,000	388,210
1.375%, 2/15/17	1,775,000	1,793,951
1.875%, 7/15/18	400,000	404,003
2.250%, 3/15/20	2,000,000	2,014,203
2.050%, 11/15/22	1,125,000	1,069,702
3.550%, 1/15/24	729,000	767,542
Sasol Financing International plc
4.500%, 11/14/22	750,000	761,250
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,548,907
Shell International Finance B.V.
0.900%, 11/15/16	2,600,000	2,597,367
1.125%, 8/21/17	1,000,000	994,649
1.900%, 8/10/18	1,000,000	1,005,910
4.300%, 9/22/19	2,147,000	2,351,595
4.375%, 3/25/20	1,629,000	1,792,794
2.375%, 8/21/22	1,175,000	1,125,295
3.400%, 8/12/23	900,000	915,361
Voya Financial, Inc.
2.900%, 2/15/18	700,000	716,831
5.500%, 7/15/22	550,000	615,994
XTRA Finance Corp.
5.150%, 4/1/17	100,000	108,762

		108,522,463

Insurance (1.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	1,356,000	1,385,815
5.800%, 3/15/18	100,000	113,044
5.900%, 6/15/19	1,235,000	1,423,308
3.350%, 5/15/24	600,000	598,832
Aegon N.V.
4.625%, 12/1/15	800,000	835,557
Aflac, Inc.
2.650%, 2/15/17	250,000	257,718
8.500%, 5/15/19	404,000	511,232
4.000%, 2/15/22	500,000	530,001
3.625%, 6/15/23	1,150,000	1,150,664
Alleghany Corp.
5.625%, 9/15/20	200,000	221,190
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	740,000	817,166
5.500%, 11/15/20	500,000	558,150
Allstate Corp.
7.450%, 5/16/19	973,000	1,190,291
3.150%, 6/15/23	156,000	155,334
5.750%, 8/15/53(l)	500,000	533,125
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	218,030
American International Group, Inc.
5.050%, 10/1/15	820,000	855,092
5.450%, 5/18/17	1,375,000	1,512,356
5.850%, 1/16/18	1,072,000	1,208,447
8.250%, 8/15/18	3,967,000	4,859,575
2.300%, 7/16/19	1,000,000	992,654
3.375%, 8/15/20	500,000	516,026
6.400%, 12/15/20	3,100,000	3,686,650
4.875%, 6/1/22	750,000	829,417
Aon Corp.
3.125%, 5/27/16	600,000	619,757
5.000%, 9/30/20	1,287,000	1,426,863
Aon plc
3.500%, 6/14/24	350,000	344,714
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	574,239
Assurant, Inc.
2.500%, 3/15/18	350,000	351,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 3/15/23	$300,000	$304,884
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	501,603
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	795,107
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	151,563
1.300%, 5/15/18	600,000	589,887
5.400%, 5/15/18	693,000	780,709
2.000%, 8/15/18	1,000,000	1,003,038
4.250%, 1/15/21	1,175,000	1,280,964
3.000%, 5/15/22	656,000	656,186
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	351,215
Chubb Corp.
5.750%, 5/15/18	1,266,000	1,434,189
6.375%, 3/29/67(l)	662,000	724,063
CNA Financial Corp.
6.500%, 8/15/16	500,000	548,289
7.350%, 11/15/19	571,000	686,119
5.875%, 8/15/20	902,000	1,027,069
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	89,488
Fidelity National Financial, Inc.
6.600%, 5/15/17	500,000	557,046
5.500%, 9/1/22	500,000	541,324
Genworth Holdings, Inc.
8.625%, 12/15/16	1,638,000	1,880,903
6.515%, 5/22/18	311,000	351,377
7.700%, 6/15/20	300,000	360,442
7.200%, 2/15/21	356,000	421,019
4.900%, 8/15/23	214,000	222,381
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	100,000	109,303
6.000%, 1/15/19	1,000,000	1,140,412
5.500%, 3/30/20	900,000	1,016,034
5.125%, 4/15/22	250,000	276,937
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	230,788
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	263,292
Kemper Corp.
6.000%, 11/30/15	500,000	526,390
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,176,121
6.250%, 2/15/20	485,000	567,064
4.850%, 6/24/21	334,000	364,170
7.000%, 5/17/66(l)	100,000	102,750
6.050%, 4/20/67(l)	1,100,000	1,119,250
Loews Corp.
2.625%, 5/15/23	900,000	840,348
Markel Corp.
7.125%, 9/30/19	321,000	382,217
5.350%, 6/1/21	350,000	389,413
3.625%, 3/30/23	300,000	298,227
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	254,121
9.250%, 4/15/19	628,000	816,400
2.350%, 9/10/19	375,000	372,719
4.800%, 7/15/21	600,000	655,853
3.500%, 6/3/24	1,000,000	997,664
MetLife, Inc.
6.750%, 6/1/16	2,750,000	3,010,723
6.817%, 8/15/18	112,000	131,549
7.717%, 2/15/19	508,000	620,633
4.750%, 2/8/21	1,547,000	1,707,553
3.048%, 12/15/22	1,000,000	981,253
4.368%, 9/15/23	667,000	709,611
3.600%, 4/10/24	500,000	500,029
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	255,758
Old Republic International Corp.
4.875%, 10/1/24	400,000	400,560
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	200,000	205,480
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	509,437
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	249,160
8.875%, 5/15/19	800,000	1,016,140
ProAssurance Corp.
5.300%, 11/15/23	750,000	807,979
Progressive Corp.
3.750%, 8/23/21	219,000	229,674
6.700%, 6/15/37(l)	1,000,000	1,096,250
Protective Life Corp.
7.375%, 10/15/19	550,000	667,589
Prudential Financial, Inc.
6.000%, 12/1/17	1,320,000	1,456,199
2.300%, 8/15/18	1,000,000	1,005,606
7.375%, 6/15/19	916,000	1,109,245
2.350%, 8/15/19	1,000,000	990,516
5.375%, 6/21/20	1,100,000	1,244,662
4.500%, 11/16/21	1,000,000	1,080,979
8.875%, 6/15/38(l)	303,000	362,464
5.625%, 6/15/43(l)	3,000,000	3,105,000
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	429,672
5.000%, 6/1/21	60,000	66,079
4.700%, 9/15/23	1,500,000	1,601,641
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	112,879
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	371,783
Symetra Financial Corp.
4.250%, 7/15/24	300,000	300,304
Torchmark Corp.
9.250%, 6/15/19	275,000	354,443
3.800%, 9/15/22	250,000	257,086
Travelers Cos., Inc.
5.500%, 12/1/15	1,140,000	1,201,106
5.750%, 12/15/17	187,000	210,834
5.800%, 5/15/18	1,100,000	1,247,540
5.900%, 6/2/19	500,000	578,904
Trinity Acquisition plc
4.625%, 8/15/23	250,000	258,686
Unum Group
7.125%, 9/30/16	100,000	111,437
5.625%, 9/15/20	700,000	794,313
4.000%, 3/15/24	300,000	303,382
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	110,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 3/15/22	$750,000	$799,350
Willis Group Holdings plc
5.750%, 3/15/21	500,000	558,126
Willis North America, Inc.
6.200%, 3/28/17	500,000	545,610
XLIT Ltd.
2.300%, 12/15/18	750,000	744,823

		89,848,356

Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	247,689
3.900%, 6/15/23	1,000,000	996,568
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	500,000	494,218
American Tower Corp.
7.000%, 10/15/17	250,000	284,603
4.500%, 1/15/18	100,000	106,638
3.400%, 2/15/19	950,000	970,250
5.050%, 9/1/20	1,058,000	1,153,944
3.450%, 9/15/21	1,000,000	977,171
4.700%, 3/15/22	500,000	523,620
3.500%, 1/31/23	1,150,000	1,094,040
5.000%, 2/15/24	1,000,000	1,049,603
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	2,300,000	2,346,089
AvalonBay Communities, Inc.
5.700%, 3/15/17	539,000	594,713
6.100%, 3/15/20	139,000	162,279
3.625%, 10/1/20	1,500,000	1,560,389
2.950%, 9/15/22	500,000	486,228
4.200%, 12/15/23	100,000	105,468
Boston Properties LP
3.700%, 11/15/18	600,000	636,853
5.875%, 10/15/19	200,000	229,912
5.625%, 11/15/20	2,015,000	2,295,447
3.850%, 2/1/23	500,000	514,100
3.125%, 9/1/23	1,000,000	959,902
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	376,468
4.100%, 10/1/24	700,000	692,662
Camden Property Trust
4.625%, 6/15/21	375,000	407,410
2.950%, 12/15/22	1,150,000	1,102,891
Corporate Office Properties LP
3.700%, 6/15/21	750,000	741,918
3.600%, 5/15/23	200,000	190,461
CubeSmart LP
4.375%, 12/15/23	250,000	257,788
DDR Corp.
3.500%, 1/15/21	550,000	551,215
4.625%, 7/15/22	1,000,000	1,058,564
3.375%, 5/15/23	350,000	335,364
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,111,909
5.250%, 3/15/21	500,000	542,447
Duke Realty LP
5.950%, 2/15/17	312,000	342,317
6.500%, 1/15/18	500,000	567,108
6.750%, 3/15/20	1,665,000	1,962,453
EPR Properties
7.750%, 7/15/20	269,000	323,700
5.750%, 8/15/22	250,000	274,718
5.250%, 7/15/23	150,000	157,778
Equity Commonwealth
6.650%, 1/15/18	481,000	529,380
5.875%, 9/15/20	250,000	267,377
ERP Operating LP
5.125%, 3/15/16	1,582,000	1,679,598
2.375%, 7/1/19	800,000	795,454
4.750%, 7/15/20	450,000	495,184
3.000%, 4/15/23	1,000,000	964,774
Essex Portfolio LP
3.375%, 1/15/23	500,000	491,563
3.250%, 5/1/23	1,000,000	965,358
Excel Trust LP
4.625%, 5/15/24	400,000	406,760
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	196,073
Government Properties Income Trust
3.750%, 8/15/19	500,000	503,335
HCP, Inc.
3.750%, 2/1/16	232,000	240,640
6.000%, 1/30/17	1,020,000	1,125,437
5.625%, 5/1/17	100,000	110,181
3.750%, 2/1/19	200,000	211,210
2.625%, 2/1/20	656,000	647,185
5.375%, 2/1/21	1,690,000	1,889,028
3.150%, 8/1/22	250,000	241,970
4.250%, 11/15/23	1,070,000	1,093,955
3.875%, 8/15/24	1,000,000	979,628
Health Care REIT, Inc.
3.625%, 3/15/16	1,062,000	1,101,385
6.200%, 6/1/16	627,000	679,576
4.700%, 9/15/17	412,000	446,512
2.250%, 3/15/18	1,000,000	1,008,020
4.125%, 4/1/19	1,000,000	1,068,488
6.125%, 4/15/20	385,000	446,223
4.950%, 1/15/21	1,000,000	1,095,243
4.500%, 1/15/24	1,000,000	1,029,753
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	619,000	684,984
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	346,576
3.700%, 4/15/23	250,000	244,365
Hospitality Properties Trust
6.300%, 6/15/16	660,000	697,708
5.625%, 3/15/17	350,000	378,237
4.500%, 6/15/23	1,000,000	1,013,873
Host Hotels & Resorts LP
5.875%, 6/15/19	1,000,000	1,060,000
4.750%, 3/1/23	1,100,000	1,159,125
Kilroy Realty LP
5.000%, 11/3/15	300,000	312,933
4.800%, 7/15/18	350,000	378,370
3.800%, 1/15/23	450,000	450,554
Kimco Realty Corp.
6.875%, 10/1/19	439,000	522,419
3.125%, 6/1/23	1,000,000	959,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Lexington Realty Trust
4.250%, 6/15/23	$250,000	$249,863
Liberty Property LP
6.625%, 10/1/17	500,000	565,031
4.750%, 10/1/20	389,000	419,987
4.125%, 6/15/22	1,094,000	1,141,087
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	101,244
7.750%, 8/15/19	639,000	754,985
3.150%, 5/15/23	150,000	134,691
Mid-America Apartments LP
4.300%, 10/15/23	175,000	182,231
3.750%, 6/15/24	450,000	445,790
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	253,578
3.300%, 4/15/23	700,000	678,137
3.900%, 6/15/24	500,000	501,732
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	510,171
Prologis LP
4.500%, 8/15/17	62,000	66,398
2.750%, 2/15/19	214,000	216,385
6.875%, 3/15/20	244,000	289,337
3.350%, 2/1/21	1,000,000	999,379
4.250%, 8/15/23	100,000	103,271
Realty Income Corp.
6.750%, 8/15/19	750,000	884,707
5.750%, 1/15/21	450,000	513,760
3.250%, 10/15/22	344,000	336,019
4.650%, 8/1/23	1,000,000	1,069,602
4.125%, 10/15/26	225,000	224,317
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	266,949
Senior Housing Properties Trust
4.300%, 1/15/16	250,000	257,152
3.250%, 5/1/19	850,000	854,949
Simon Property Group LP
2.150%, 9/15/17	250,000	255,283
6.125%, 5/30/18	300,000	344,252
2.200%, 2/1/19	3,000,000	3,009,569
10.350%, 4/1/19	1,000,000	1,328,806
5.650%, 2/1/20	1,985,000	2,277,008
4.375%, 3/1/21	1,095,000	1,189,093
3.750%, 2/1/24	1,000,000	1,027,631
UDR, Inc.
4.250%, 6/1/18	400,000	427,500
3.700%, 10/1/20	1,500,000	1,546,420
4.625%, 1/10/22	200,000	213,503
Ventas Realty LP
1.550%, 9/26/16	1,937,000	1,950,338
3.750%, 5/1/24	50,000	49,174
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	300,000	307,672
2.000%, 2/15/18	600,000	601,418
4.000%, 4/30/19	1,000,000	1,068,147
2.700%, 4/1/20	1,050,000	1,030,635
4.250%, 3/1/22	662,000	692,170
Vornado Realty LP
2.500%, 6/30/19	500,000	498,828
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,078,998
3.950%, 10/15/22	150,000	150,052
Weingarten Realty Investors
3.375%, 10/15/22	600,000	591,757
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,066,231
WP Carey, Inc.
4.600%, 4/1/24	300,000	310,579

		90,740,793

Real Estate Management & Development (0.0%)
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	203,698
Tanger Properties LP
6.125%, 6/1/20	500,000	574,847

		778,545

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	1,100,000	1,150,419
1.375%, 3/13/17	1,000,000	1,000,480
3.050%, 8/23/18	1,000,000	1,032,913
2.350%, 9/10/19	670,000	661,926
4.000%, 3/13/24	1,000,000	1,014,507
BPCE S.A.
1.700%, 4/25/16	250,000	252,545
1.625%, 2/10/17	500,000	501,060
1.613%, 7/25/17	750,000	747,951
2.500%, 12/10/18	1,100,000	1,103,084
2.500%, 7/15/19	1,250,000	1,241,445
4.000%, 4/15/24	1,250,000	1,257,195
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	301,109
Santander Bank N.A.
8.750%, 5/30/18	600,000	724,937

		10,989,571

Total Financials		1,157,334,835

Health Care (2.4%)
Biotechnology (0.3%)
Amgen, Inc.
2.300%, 6/15/16	581,000	593,834
2.500%, 11/15/16	500,000	514,137
2.125%, 5/15/17	1,500,000	1,523,758
5.850%, 6/1/17	1,680,000	1,870,193
6.150%, 6/1/18	200,000	228,570
5.700%, 2/1/19	958,000	1,088,442
2.200%, 5/22/19	750,000	741,130
4.500%, 3/15/20	315,000	341,413
3.450%, 10/1/20	1,312,000	1,354,972
4.100%, 6/15/21	1,000,000	1,067,412
3.625%, 5/15/22	1,094,000	1,111,436
3.625%, 5/22/24	2,750,000	2,733,231
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	811,746
Celgene Corp.
2.300%, 8/15/18	486,000	488,184
3.950%, 10/15/20	1,031,000	1,091,317
3.250%, 8/15/22	850,000	843,020
4.000%, 8/15/23	850,000	884,680
3.625%, 5/15/24	2,000,000	1,973,192
Gilead Sciences, Inc.
2.050%, 4/1/19	1,150,000	1,142,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.400%, 12/1/21	$2,187,000	$2,392,937
3.700%, 4/1/24	1,000,000	1,022,344

		23,818,111

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
5.125%, 4/1/19	676,000	760,508
4.125%, 5/27/20	325,000	353,006
Baxter International, Inc.
0.950%, 6/1/16	1,000,000	999,970
5.900%, 9/1/16	936,000	1,021,043
5.375%, 6/1/18	187,000	209,242
1.850%, 6/15/18	1,000,000	994,711
4.250%, 3/15/20	519,000	555,821
2.400%, 8/15/22	1,100,000	1,039,167
3.200%, 6/15/23	1,000,000	984,516
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	224,703
3.250%, 11/12/20	1,300,000	1,343,561
BioMed Realty LP
3.850%, 4/15/16	500,000	518,865
6.125%, 4/15/20	350,000	396,372
Boston Scientific Corp.
6.400%, 6/15/16	1,100,000	1,193,341
2.650%, 10/1/18	500,000	504,529
6.000%, 1/15/20	1,100,000	1,252,582
C.R. Bard, Inc.
2.875%, 1/15/16	350,000	358,988
1.375%, 1/15/18	500,000	494,009
4.400%, 1/15/21	190,000	206,596
CareFusion Corp.
6.375%, 8/1/19	600,000	691,695
3.300%, 3/1/23	400,000	388,425
3.875%, 5/15/24	500,000	499,011
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,603,938
4.200%, 6/15/20	700,000	756,199
2.950%, 6/15/23	1,000,000	962,194
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	200,376
4.125%, 8/15/21	100,000	104,360
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	710,581
Medtronic, Inc.
2.625%, 3/15/16	1,000,000	1,026,661
1.375%, 4/1/18	1,500,000	1,474,835
4.450%, 3/15/20	1,794,000	1,969,510
4.125%, 3/15/21	500,000	535,089
3.125%, 3/15/22	150,000	149,660
2.750%, 4/1/23	769,000	740,278
3.625%, 3/15/24	1,000,000	1,020,666
St. Jude Medical, Inc.
3.250%, 4/15/23	1,150,000	1,138,103
Stryker Corp.
2.000%, 9/30/16	1,370,000	1,397,767
4.375%, 1/15/20	269,000	293,235
Zimmer Holdings, Inc.
3.375%, 11/30/21	500,000	506,177

		29,580,290

Health Care Providers & Services (0.7%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	1,008,015
6.500%, 9/15/18	700,000	815,326
2.200%, 3/15/19	750,000	745,047
3.950%, 9/1/20	100,000	106,302
2.750%, 11/15/22	1,000,000	954,086
AmerisourceBergen Corp.
1.150%, 5/15/17	500,000	496,570
4.875%, 11/15/19	1,150,000	1,281,852
3.400%, 5/15/24	600,000	595,678
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	218,506
1.700%, 3/15/18	1,143,000	1,131,046
4.625%, 12/15/20	1,700,000	1,862,257
3.200%, 6/15/22	125,000	123,863
3.200%, 3/15/23	1,000,000	981,579
Cigna Corp.
5.375%, 3/15/17	25,000	27,302
5.125%, 6/15/20	1,182,000	1,318,866
4.375%, 12/15/20	100,000	108,260
4.500%, 3/15/21	406,000	443,857
4.000%, 2/15/22	500,000	525,267
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	373,800
5.450%, 6/15/21	650,000	749,937
Express Scripts Holding Co.
3.125%, 5/15/16	2,562,000	2,651,221
2.650%, 2/15/17	1,000,000	1,028,977
1.250%, 6/2/17	445,000	441,329
4.750%, 11/15/21	1,350,000	1,474,317
3.900%, 2/15/22	2,156,000	2,236,880
3.500%, 6/15/24	1,000,000	980,441
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,034,399
Humana, Inc.
6.450%, 6/1/16	149,000	162,410
7.200%, 6/15/18	1,231,000	1,450,519
2.625%, 10/1/19	1,000,000	998,488
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	351,317
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,814
2.500%, 11/1/18	500,000	502,320
4.625%, 11/15/20	1,600,000	1,707,015
3.750%, 8/23/22	56,000	56,609
4.000%, 11/1/23	500,000	511,428
McKesson Corp.
3.250%, 3/1/16	219,000	225,781
5.700%, 3/1/17	500,000	549,500
1.400%, 3/15/18	1,100,000	1,077,903
2.284%, 3/15/19	1,345,000	1,333,863
4.750%, 3/1/21	1,100,000	1,223,279
2.850%, 3/15/23	1,200,000	1,146,153
3.796%, 3/15/24	2,200,000	2,217,969
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	887,321
4.125%, 9/15/20	275,000	292,592
Owens & Minor, Inc.
3.875%, 9/15/21	250,000	250,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Quest Diagnostics, Inc.
3.200%, 4/1/16	$1,312,000	$1,352,383
6.400%, 7/1/17	650,000	734,643
2.700%, 4/1/19	500,000	501,263
4.700%, 4/1/21	100,000	108,320
UnitedHealth Group, Inc.
0.850%, 10/15/15	300,000	300,888
5.375%, 3/15/16	325,000	346,838
1.875%, 11/15/16	1,500,000	1,525,689
1.400%, 10/15/17	100,000	99,902
6.000%, 2/15/18	1,824,000	2,071,510
1.625%, 3/15/19	750,000	736,594
4.700%, 2/15/21	850,000	948,443
2.875%, 3/15/22	500,000	496,878
2.750%, 2/15/23	1,000,000	966,057
2.875%, 3/15/23	600,000	584,653
WellPoint, Inc.
5.875%, 6/15/17	639,000	709,897
1.875%, 1/15/18	500,000	499,034
2.300%, 7/15/18	1,000,000	1,002,648
7.000%, 2/15/19	1,022,000	1,217,216
4.350%, 8/15/20	1,200,000	1,294,644
3.125%, 5/15/22	500,000	493,910
3.300%, 1/15/23	150,000	148,429
3.500%, 8/15/24	1,000,000	977,535

		55,844,659

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	652,316
3.875%, 7/15/23	1,094,000	1,102,175
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,030,263
6.000%, 3/1/20	1,100,000	1,268,850
5.000%, 1/15/21	125,000	139,162
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	1,800,000	1,855,502
1.850%, 1/15/18	750,000	748,669
2.400%, 2/1/19	1,100,000	1,101,706
4.700%, 5/1/20	100,000	109,907
4.500%, 3/1/21	1,000,000	1,088,819
3.600%, 8/15/21	265,000	273,472
3.150%, 1/15/23	1,000,000	976,957
4.150%, 2/1/24	1,000,000	1,036,673

		11,384,471

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.200%, 11/6/15	2,900,000	2,909,647
1.750%, 11/6/17	3,694,000	3,680,671
2.000%, 11/6/18	219,000	215,739
2.900%, 11/6/22	3,519,000	3,360,559
Actavis Funding SCS
1.300%, 6/15/17§	2,000,000	1,962,861
2.450%, 6/15/19§	535,000	520,375
3.850%, 6/15/24§	1,250,000	1,209,672
Actavis, Inc.
6.125%, 8/15/19	388,000	443,476
3.250%, 10/1/22	1,875,000	1,799,138
Allergan, Inc.
1.350%, 3/15/18	425,000	410,415
3.375%, 9/15/20	1,000,000	991,300
2.800%, 3/15/23	400,000	356,475
AstraZeneca plc
5.900%, 9/15/17	2,125,000	2,393,321
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	592,010
1.750%, 3/1/19	750,000	740,020
2.000%, 8/1/22	656,000	606,840
Eli Lilly & Co.
5.200%, 3/15/17	1,766,000	1,934,509
1.950%, 3/15/19	500,000	497,343
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,375,000	1,384,528
2.850%, 5/8/22	3,300,000	3,228,489
GlaxoSmithKline Capital, Inc.
0.700%, 3/18/16	1,500,000	1,500,415
5.650%, 5/15/18	2,956,000	3,345,917
2.800%, 3/18/23	1,156,000	1,114,127
Johnson & Johnson
2.150%, 5/15/16	800,000	819,920
5.550%, 8/15/17	2,100,000	2,361,454
5.150%, 7/15/18	200,000	224,899
3.550%, 5/15/21	500,000	536,460
3.375%, 12/5/23	500,000	523,041
Merck & Co., Inc.
0.700%, 5/18/16	1,000,000	1,002,226
6.000%, 9/15/17	1,158,000	1,311,219
1.100%, 1/31/18	1,000,000	987,603
1.300%, 5/18/18	823,000	811,804
5.000%, 6/30/19	1,150,000	1,293,647
3.875%, 1/15/21	1,000,000	1,070,418
2.400%, 9/15/22	1,200,000	1,145,506
2.800%, 5/18/23	1,700,000	1,654,911
Mylan, Inc.
1.800%, 6/24/16	500,000	505,250
1.350%, 11/29/16	1,150,000	1,148,672
2.600%, 6/24/18	500,000	505,346
2.550%, 3/28/19	412,000	409,612
Novartis Capital Corp.
4.400%, 4/24/20	100,000	110,509
2.400%, 9/21/22	1,200,000	1,155,281
3.400%, 5/6/24	1,000,000	1,024,348
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,170,764
Perrigo Co. plc
1.300%, 11/8/16§	800,000	800,839
4.000%, 11/15/23§	1,700,000	1,731,890
Pfizer, Inc.
0.900%, 1/15/17	1,500,000	1,495,074
1.100%, 5/15/17	1,500,000	1,495,577
4.650%, 3/1/18	62,000	68,254
1.500%, 6/15/18	1,000,000	991,733
6.200%, 3/15/19	3,056,000	3,570,218
3.000%, 6/15/23	1,000,000	992,683
3.400%, 5/15/24	1,500,000	1,498,845
Sanofi S.A.
2.625%, 3/29/16	1,150,000	1,183,205
1.250%, 4/10/18	1,638,000	1,612,356
4.000%, 3/29/21	2,106,000	2,260,687
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	256,118
2.950%, 12/18/22	937,000	893,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	$1,750,000	$1,774,447
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	489,523
Wyeth LLC
5.500%, 2/15/16	1,335,000	1,422,926
5.450%, 4/1/17	500,000	553,273
Zoetis, Inc.
1.150%, 2/1/16	1,000,000	1,001,533
1.875%, 2/1/18	600,000	594,331
3.250%, 2/1/23	1,185,000	1,159,881

		83,817,606

Total Health Care		204,445,137

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co.
0.950%, 5/15/18	500,000	485,637
6.000%, 3/15/19	1,046,000	1,218,967
4.875%, 2/15/20	886,000	996,709
Embraer S.A.
5.150%, 6/15/22	47,000	49,938
General Dynamics Corp.
2.250%, 7/15/16	500,000	515,652
1.000%, 11/15/17	250,000	247,211
3.875%, 7/15/21	562,000	602,379
2.250%, 11/15/22	1,094,000	1,033,606
Honeywell International, Inc.
5.400%, 3/15/16	360,000	384,646
5.300%, 3/1/18	1,300,000	1,456,596
5.000%, 2/15/19	846,000	949,872
4.250%, 3/1/21	500,000	549,422
L-3 Communications Corp.
3.950%, 11/15/16	594,000	624,412
5.200%, 10/15/19	1,100,000	1,211,845
4.950%, 2/15/21	1,194,000	1,295,638
3.950%, 5/28/24	600,000	594,508
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	511,413
4.250%, 11/15/19	1,624,000	1,771,134
3.350%, 9/15/21	500,000	513,889
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	594,456
3.500%, 3/15/21	31,000	32,152
3.250%, 8/1/23	2,100,000	2,076,344
Precision Castparts Corp.
0.700%, 12/20/15	350,000	350,277
1.250%, 1/15/18	900,000	886,775
2.500%, 1/15/23	562,000	537,038
Raytheon Co.
6.400%, 12/15/18	208,000	244,023
4.400%, 2/15/20	1,069,000	1,169,947
3.125%, 10/15/20	1,156,000	1,183,909
2.500%, 12/15/22	500,000	475,990
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	264,356
3.100%, 11/15/21	550,000	553,612
Textron, Inc.
4.625%, 9/21/16	250,000	266,069
5.600%, 12/1/17	100,000	110,882
7.250%, 10/1/19	500,000	598,542
3.650%, 3/1/21	125,000	127,671
5.950%, 9/21/21	350,000	405,488
United Technologies Corp.
1.800%, 6/1/17	1,217,000	1,234,390
5.375%, 12/15/17	1,008,000	1,129,429
6.125%, 2/1/19	1,825,000	2,123,301
4.500%, 4/15/20	1,275,000	1,409,196
3.100%, 6/1/22	1,844,000	1,850,190

		32,637,511

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	840,242
2.625%, 8/1/22	276,000	267,577
2.700%, 4/15/23	450,000	429,068
4.000%, 1/15/24	450,000	463,791
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	198,244
5.125%, 4/1/19	2,100,000	2,360,607
3.125%, 1/15/21	1,675,000	1,730,590
2.450%, 10/1/22	1,000,000	964,583

		7,254,702

Airlines (0.1%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	1,887,936	2,017,826
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	471,700	528,894
Series 2010-1 A
4.750%, 1/12/21	1,517,664	1,627,391
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	274,117	318,661
Series 2010-1 A
6.200%, 7/2/18	131,549	144,540
Series 2010-2 A
4.950%, 5/23/19	921,604	989,572
Southwest Airlines Co.
5.750%, 12/15/16	461,000	506,639
5.125%, 3/1/17	62,000	66,960
United Airlines, Inc.
Series 2009-2A
9.750%, 1/15/17	309,749	349,242

		6,549,725

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	106,000	116,799
9.000%, 6/15/19	102,000	121,890
4.200%, 12/15/22	1,000,000	1,018,750

		1,257,439

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	400,000	422,129
4.750%, 5/1/19	300,000	336,241
Cornell University
5.450%, 2/1/19	400,000	449,415
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	139,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 5/15/18	$62,000	$66,533
6.250%, 3/15/19	1,100,000	1,249,768
4.625%, 3/15/24	500,000	506,854
Republic Services, Inc.
3.800%, 5/15/18	500,000	530,394
5.500%, 9/15/19	1,214,000	1,380,824
5.000%, 3/1/20	600,000	664,611
5.250%, 11/15/21	406,000	460,050
3.550%, 6/1/22	1,000,000	1,018,122
4.750%, 5/15/23	1,000,000	1,094,088
Trustees of Dartmouth College
4.750%, 6/1/19	135,000	150,302
Vanderbilt University
5.250%, 4/1/19	273,000	308,588
Waste Management, Inc.
6.100%, 3/15/18	446,000	507,801
7.375%, 3/11/19	902,000	1,087,805
4.750%, 6/30/20	300,000	330,504
4.600%, 3/1/21	500,000	551,025
2.900%, 9/15/22	500,000	489,682
3.500%, 5/15/24	500,000	497,216
Yale University
2.086%, 4/15/19	300,000	300,352

		12,541,530

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	500,000	502,500
2.875%, 5/8/22	1,306,000	1,288,388
URS Corp.
3.850%, 4/1/17	94,000	97,117

		1,888,005

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	500,000	501,140
1.500%, 11/2/17	500,000	497,379
6.950%, 3/20/19	1,000,000	1,183,483
2.750%, 11/2/22	1,531,000	1,475,049
Emerson Electric Co.
5.125%, 12/1/16	500,000	544,646
4.875%, 10/15/19	1,200,000	1,338,146
2.625%, 2/15/23	256,000	248,464

		5,788,307

Industrial Conglomerates (0.4%)
3M Co.
1.375%, 9/29/16	500,000	507,646
1.625%, 6/15/19	1,000,000	983,385
2.000%, 6/26/22	1,000,000	954,351
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	112,399
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	271,311
Cooper U.S., Inc.
2.375%, 1/15/16	600,000	612,979
3.875%, 12/15/20	600,000	634,643
Danaher Corp.
2.300%, 6/23/16	906,000	929,420
5.625%, 1/15/18	546,000	614,636
5.400%, 3/1/19	500,000	568,280
3.900%, 6/23/21	662,000	712,851
GE Capital Trust I
6.375%, 11/15/67(l)	1,200,000	1,296,000
General Electric Co.
0.850%, 10/9/15	1,150,000	1,154,345
5.250%, 12/6/17	3,291,000	3,652,275
2.700%, 10/9/22	3,375,000	3,283,933
3.375%, 3/11/24	2,000,000	2,017,429
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,255,444
2.875%, 1/15/19	750,000	764,807
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,919,661
3.750%, 3/15/22	406,000	421,870
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	1,004,790
2.650%, 12/1/19	156,000	155,775
5.000%, 5/15/21	550,000	605,506
3.150%, 9/15/22	500,000	488,371
Roper Industries, Inc.
2.050%, 10/1/18	1,750,000	1,731,184
6.250%, 9/1/19	500,000	579,553
3.125%, 11/15/22	625,000	610,203
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,395,348
2.375%, 12/17/18	240,000	240,899
2.350%, 8/1/19	250,000	250,057
3.450%, 8/1/24	290,000	290,635
Tyco International Finance S.A.
8.500%, 1/15/19	608,000	742,288

		30,762,274

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,070,626
2.600%, 6/26/22	844,000	825,022
3.400%, 5/15/24	715,000	719,446
Crane Co.
2.750%, 12/15/18	350,000	356,145
4.450%, 12/15/23	400,000	418,965
Cummins, Inc.
3.650%, 10/1/23	500,000	519,862
Deere & Co.
4.375%, 10/16/19	658,000	723,931
2.600%, 6/8/22	1,312,000	1,274,782
Dover Corp.
5.450%, 3/15/18	616,000	688,297
4.300%, 3/1/21	656,000	716,780
Flowserve Corp.
4.000%, 11/15/23	700,000	707,615
IDEX Corp.
4.200%, 12/15/21	300,000	305,081
Illinois Tool Works, Inc.
0.900%, 2/25/17	1,000,000	994,977
6.250%, 4/1/19	600,000	700,960
3.375%, 9/15/21	300,000	309,951
3.500%, 3/1/24	1,000,000	1,016,536
Joy Global, Inc.
5.125%, 10/15/21	400,000	434,738
Kennametal, Inc.
2.650%, 11/1/19	250,000	250,367
3.875%, 2/15/22	560,000	564,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Pall Corp.
5.000%, 6/15/20	$300,000	$327,450
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	559,435
Snap-on, Inc.
4.250%, 1/15/18	200,000	215,429
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	969,581
5.750%, 12/15/53(l)	600,000	651,750
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	453,293
Wabtec Corp.
4.375%, 8/15/23	200,000	209,242
Xylem, Inc.
3.550%, 9/20/16	650,000	680,066

		16,664,529

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	285,000	291,181
4.375%, 12/1/22	500,000	508,552
Equifax, Inc.
3.300%, 12/15/22	461,000	450,303
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	675,107

		1,925,143

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	533,510
4.700%, 10/1/19	725,000	805,852
3.600%, 9/1/20	1,500,000	1,562,543
3.050%, 3/15/22	2,156,000	2,145,037
3.850%, 9/1/23	750,000	775,356
3.750%, 4/1/24	250,000	254,964
3.400%, 9/1/24	500,000	493,209
Canadian National Railway Co.
5.550%, 5/15/18	157,000	176,986
5.550%, 3/1/19	1,133,000	1,290,230
2.250%, 11/15/22	900,000	850,940
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	183,068
7.250%, 5/15/19	645,000	779,873
Con-way, Inc.
7.250%, 1/15/18	500,000	575,367
CSX Corp.
7.900%, 5/1/17	250,000	289,924
6.250%, 3/15/18	460,000	527,223
7.375%, 2/1/19	1,055,000	1,271,562
3.700%, 10/30/20	200,000	211,190
4.250%, 6/1/21	500,000	543,054
3.700%, 11/1/23	1,000,000	1,030,205
JB Hunt Transport Services, Inc.
3.850%, 3/15/24	750,000	771,707
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	400,000	378,313
3.000%, 5/15/23	121,000	115,157
Norfolk Southern Corp.
7.700%, 5/15/17	1,329,000	1,536,676
5.750%, 4/1/18	446,000	503,984
5.900%, 6/15/19	1,317,000	1,522,651
2.903%, 2/15/23	1,150,000	1,112,172
Ryder System, Inc.
3.600%, 3/1/16	689,000	714,599
5.850%, 11/1/16	699,000	763,974
3.500%, 6/1/17	125,000	131,001
2.500%, 3/1/18	250,000	254,155
2.450%, 11/15/18	600,000	603,998
2.350%, 2/26/19	250,000	249,548
2.550%, 6/1/19	310,000	310,582
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,008,814
4.000%, 2/1/21	170,000	184,016
2.950%, 1/15/23	500,000	496,781
2.750%, 4/15/23	1,000,000	974,620
3.646%, 2/15/24	500,000	516,675

		26,449,516

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 1/15/19	2,750,000	2,787,070
3.875%, 4/1/21	125,000	126,092
4.250%, 9/15/24	1,000,000	988,125
GATX Corp.
3.500%, 7/15/16	350,000	364,195
2.375%, 7/30/18	388,000	389,929
2.500%, 3/15/19	700,000	702,480
2.500%, 7/30/19	500,000	499,994
4.850%, 6/1/21	100,000	109,428
3.900%, 3/30/23	151,000	153,882
International Lease Finance Corp.
6.750%, 9/1/16§	2,000,000	2,140,000

		8,261,195

Total Industrials		151,979,876

Information Technology (1.9%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	2,900,000	3,088,500
1.100%, 3/3/17	2,000,000	2,000,698
3.150%, 3/14/17	500,000	524,721
4.950%, 2/15/19	2,757,000	3,083,647
2.125%, 3/1/19	1,650,000	1,650,166
4.450%, 1/15/20	1,312,000	1,438,510
2.900%, 3/4/21	570,000	576,392
3.625%, 3/4/24	1,000,000	1,026,528
Harris Corp.
6.375%, 6/15/19	265,000	308,021
4.400%, 12/15/20	1,000,000	1,062,406
Juniper Networks, Inc.
3.100%, 3/15/16	500,000	512,280
4.600%, 3/15/21	62,000	65,926
4.500%, 3/15/24	175,000	180,348
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	983,838
3.750%, 5/15/22	94,000	93,044
3.500%, 3/1/23	1,000,000	961,180
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,141,055

		18,697,260

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	754,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 9/15/21	$1,500,000	$1,495,159
Arrow Electronics, Inc.
3.375%, 11/1/15	650,000	665,703
3.000%, 3/1/18	150,000	153,756
6.000%, 4/1/20	304,000	345,446
Avnet, Inc.
5.875%, 6/15/20	1,100,000	1,222,983
Corning, Inc.
1.450%, 11/15/17	600,000	598,061
4.250%, 8/15/20	274,000	298,465
3.700%, 11/15/23	187,000	191,279
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	67,544
5.000%, 8/10/22	600,000	628,207
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	997,500
Tech Data Corp.
3.750%, 9/21/17	300,000	310,699

		7,729,643

Internet Software & Services (0.1%)
Baidu, Inc.
2.250%, 11/28/17	500,000	502,224
3.250%, 8/6/18	1,226,000	1,262,804
2.750%, 6/9/19	500,000	497,600
3.500%, 11/28/22	500,000	486,415
eBay, Inc.
1.625%, 10/15/15	700,000	708,134
1.350%, 7/15/17	571,000	571,315
3.250%, 10/15/20	362,000	371,280
2.875%, 8/1/21	1,150,000	1,126,794
2.600%, 7/15/22	1,100,000	1,035,820
Google, Inc.
2.125%, 5/19/16	1,075,000	1,099,662
3.625%, 5/19/21	950,000	1,009,305
3.375%, 2/25/24	500,000	510,588

		9,181,941

IT Services (0.4%)
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	416,279
Computer Sciences Corp.
6.500%, 3/15/18	1,210,000	1,294,528
4.450%, 9/15/22	200,000	201,500
Fidelity National Information Services, Inc.
1.450%, 6/5/17	150,000	149,445
2.000%, 4/15/18	129,000	128,111
5.000%, 3/15/22	1,000,000	1,054,832
3.500%, 4/15/23	1,156,000	1,134,176
3.875%, 6/5/24	1,000,000	998,501
Fiserv, Inc.
3.125%, 10/1/15	1,200,000	1,226,377
6.800%, 11/20/17	600,000	686,074
4.750%, 6/15/21	94,000	103,913
3.500%, 10/1/22	500,000	501,024
International Business Machines Corp.
0.450%, 5/6/16	1,569,000	1,562,260
1.950%, 7/22/16	950,000	968,903
1.250%, 2/6/17	1,000,000	1,002,883
5.700%, 9/14/17	6,688,000	7,496,185
1.250%, 2/8/18	1,200,000	1,186,930
1.625%, 5/15/20	2,200,000	2,108,110
1.875%, 8/1/22	1,750,000	1,604,894
3.375%, 8/1/23	1,000,000	1,007,379
3.625%, 2/12/24	1,000,000	1,023,377
Leidos Holdings, Inc.
4.450%, 12/1/20	300,000	305,110
MasterCard, Inc.
3.375%, 4/1/24	1,000,000	1,004,699
Total System Services, Inc.
2.375%, 6/1/18	320,000	317,797
3.750%, 6/1/23	450,000	436,910
Western Union Co.
5.930%, 10/1/16	312,000	339,726
2.875%, 12/10/17	250,000	257,095
5.253%, 4/1/20	1,002,000	1,093,943
Xerox Corp.
6.750%, 2/1/17	1,224,000	1,371,620
2.950%, 3/15/17	406,000	419,786
6.350%, 5/15/18	1,115,000	1,275,370
2.750%, 3/15/19	500,000	503,193
5.625%, 12/15/19	639,000	721,105
2.800%, 5/15/20	750,000	738,621
4.500%, 5/15/21	185,000	198,041
3.800%, 5/15/24	750,000	737,961

		35,576,658

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	503,008
2.500%, 11/15/18	500,000	504,506
4.100%, 11/15/23	600,000	619,559
Analog Devices, Inc.
3.000%, 4/15/16	500,000	514,564
2.875%, 6/1/23	250,000	239,623
Applied Materials, Inc.
2.650%, 6/15/16	1,000,000	1,025,907
4.300%, 6/15/21	625,000	676,708
Broadcom Corp.
2.500%, 8/15/22	1,100,000	1,043,078
3.500%, 8/1/24	400,000	397,576
Intel Corp.
1.950%, 10/1/16	1,600,000	1,633,944
1.350%, 12/15/17	2,000,000	1,992,769
3.300%, 10/1/21	1,257,000	1,289,811
2.700%, 12/15/22	1,875,000	1,820,529
KLA-Tencor Corp.
6.900%, 5/1/18	312,000	361,612
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	753,831
3.375%, 3/15/23	400,000	385,366
Texas Instruments, Inc.
2.375%, 5/16/16	950,000	975,893
1.000%, 5/1/18	500,000	487,298
1.650%, 8/3/19	350,000	340,717
2.750%, 3/12/21	1,100,000	1,105,631
2.250%, 5/1/23	750,000	696,089
Xilinx, Inc.
2.125%, 3/15/19	500,000	497,007
3.000%, 3/15/21	500,000	498,650

		18,363,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.4%)
Adobe Systems, Inc.
4.750%, 2/1/20	$837,000	$919,013
Autodesk, Inc.
1.950%, 12/15/17	297,000	298,049
CA, Inc.
2.875%, 8/15/18	500,000	505,796
5.375%, 12/1/19	800,000	887,036
4.500%, 8/15/23	250,000	258,074
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,101,758
Microsoft Corp.
2.500%, 2/8/16	3,000,000	3,081,740
1.000%, 5/1/18	487,000	478,008
1.625%, 12/6/18	900,000	892,972
4.200%, 6/1/19	736,000	806,615
3.000%, 10/1/20	594,000	616,225
4.000%, 2/8/21	1,000,000	1,088,541
2.125%, 11/15/22	500,000	476,123
2.375%, 5/1/23	1,250,000	1,191,900
3.625%, 12/15/23	800,000	834,392
Oracle Corp.
5.250%, 1/15/16	3,216,000	3,406,236
1.200%, 10/15/17	1,000,000	992,211
5.750%, 4/15/18	1,362,000	1,544,535
2.375%, 1/15/19	1,500,000	1,517,593
5.000%, 7/8/19	3,500,000	3,931,157
2.250%, 10/8/19	750,000	746,565
2.800%, 7/8/21	585,000	581,580
2.500%, 10/15/22	1,875,000	1,791,216
3.625%, 7/15/23	1,000,000	1,017,461
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,137,621
3.950%, 6/15/22	1,000,000	1,006,418

		31,108,835

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
0.450%, 5/3/16	1,150,000	1,146,618
1.000%, 5/3/18	4,256,000	4,144,811
2.100%, 5/6/19	2,650,000	2,650,831
2.850%, 5/6/21	935,000	936,155
2.400%, 5/3/23	4,707,000	4,456,763
3.450%, 5/6/24	4,000,000	4,043,964
EMC Corp.
1.875%, 6/1/18	1,600,000	1,589,846
2.650%, 6/1/20	1,250,000	1,241,677
3.375%, 6/1/23	1,800,000	1,759,185
Hewlett-Packard Co.
2.650%, 6/1/16	2,000,000	2,053,195
2.600%, 9/15/17	1,000,000	1,026,597
5.500%, 3/1/18	3,075,000	3,436,402
2.750%, 1/14/19	600,000	608,647
3.750%, 12/1/20	250,000	259,144
4.375%, 9/15/21	300,000	318,042
4.650%, 12/9/21	3,250,000	3,511,241
4.050%, 9/15/22	1,000,000	1,041,389
Lexmark International, Inc.
5.125%, 3/15/20	500,000	526,322
NetApp, Inc.
2.000%, 12/15/17	562,000	564,328
3.375%, 6/15/21	550,000	550,767
Seagate HDD Cayman
3.750%, 11/15/18§	3,100,000	3,162,000

		39,027,924

Total Information Technology		159,685,937

Materials (1.6%)
Chemicals (0.7%)
Agrium, Inc.
6.750%, 1/15/19	500,000	584,984
3.150%, 10/1/22	131,000	127,274
3.500%, 6/1/23	1,000,000	986,524
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	239,668
4.375%, 8/21/19	439,000	481,635
2.750%, 2/3/23	1,000,000	967,083
3.350%, 7/31/24	750,000	742,955
Airgas, Inc.
3.250%, 10/1/15	800,000	817,775
1.650%, 2/15/18	500,000	494,446
3.650%, 7/15/24	450,000	447,457
Albemarle Corp.
4.500%, 12/15/20	500,000	538,110
Cabot Corp.
5.000%, 10/1/16	439,000	469,639
3.700%, 7/15/22	500,000	502,626
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,319,529
3.450%, 6/1/23	1,000,000	981,388
Dow Chemical Co.
2.500%, 2/15/16	2,410,000	2,461,943
8.550%, 5/15/19	2,642,000	3,322,382
4.250%, 11/15/20	1,984,000	2,113,744
4.125%, 11/15/21	100,000	105,147
3.000%, 11/15/22	1,000,000	959,930
E.I. du Pont de Nemours & Co.
1.950%, 1/15/16	1,000,000	1,016,200
5.250%, 12/15/16	194,000	211,127
6.000%, 7/15/18	2,203,000	2,522,214
5.750%, 3/15/19	500,000	575,334
3.625%, 1/15/21	1,700,000	1,793,332
2.800%, 2/15/23	1,000,000	971,851
Eastman Chemical Co.
2.400%, 6/1/17	150,000	152,947
5.500%, 11/15/19	472,000	533,460
3.600%, 8/15/22	1,125,000	1,132,005
Ecolab, Inc.
3.000%, 12/8/16	1,500,000	1,557,192
4.350%, 12/8/21	1,356,000	1,465,630
FMC Corp.
4.100%, 2/1/24	1,500,000	1,555,138
Lubrizol Corp.
8.875%, 2/1/19	500,000	630,042
LYB International Finance B.V.
4.000%, 7/15/23	1,100,000	1,143,525
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,193,918
6.000%, 11/15/21	1,800,000	2,101,096
Methanex Corp.
3.250%, 12/15/19	220,000	223,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Monsanto Co.
1.150%, 6/30/17	$1,000,000	$993,359
5.125%, 4/15/18	869,000	967,072
1.850%, 11/15/18	400,000	396,316
2.750%, 7/15/21	750,000	743,559
2.200%, 7/15/22	250,000	235,205
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,039,411
NewMarket Corp.
4.100%, 12/15/22	167,000	167,374
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	884,554
6.500%, 5/15/19	860,000	1,018,842
4.875%, 3/30/20	194,000	214,599
3.625%, 3/15/24	500,000	511,147
PPG Industries, Inc.
1.900%, 1/15/16	800,000	810,790
6.650%, 3/15/18	450,000	518,817
3.600%, 11/15/20	350,000	362,757
2.700%, 8/15/22	500,000	484,764
Praxair, Inc.
0.750%, 2/21/16	400,000	400,578
1.050%, 11/7/17	656,000	648,001
1.250%, 11/7/18	1,400,000	1,361,190
4.500%, 8/15/19	800,000	881,780
4.050%, 3/15/21	500,000	541,034
3.000%, 9/1/21	600,000	612,150
2.200%, 8/15/22	450,000	425,027
2.700%, 2/21/23	500,000	486,861
RPM International, Inc.
6.125%, 10/15/19	700,000	797,594
Sherwin-Williams Co.
1.350%, 12/15/17	550,000	547,156
Valspar Corp.
7.250%, 6/15/19	439,000	522,611
4.200%, 1/15/22	200,000	211,512
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	306,845

		55,533,312

Construction Materials (0.1%)
CRH America, Inc.
6.000%, 9/30/16	3,265,000	3,569,709
8.125%, 7/15/18	269,000	324,378
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	335,106
4.250%, 7/2/24§	285,000	289,275

		4,518,468

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	186,645
3.350%, 4/15/23	300,000	294,085
Bemis Co., Inc.
6.800%, 8/1/19	471,000	555,382
Packaging Corp of America
3.650%, 9/15/24	1,000,000	981,432
Packaging Corp. of America
3.900%, 6/15/22	500,000	515,294
4.500%, 11/1/23	200,000	211,735
Rock-Tenn Co.
4.900%, 3/1/22	1,500,000	1,605,951

		4,350,524

Metals & Mining (0.7%)
Allegheny Technologies, Inc.
9.375%, 6/1/19	604,000	739,604
5.875%, 8/15/23	600,000	634,019
Barrick Gold Corp.
6.950%, 4/1/19	2,023,000	2,361,687
3.850%, 4/1/22	2,000,000	1,911,618
4.100%, 5/1/23	900,000	865,610
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	201,918
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	598,000	653,338
1.875%, 11/21/16	750,000	764,394
1.625%, 2/24/17	1,000,000	1,010,376
5.400%, 3/29/17	139,000	153,182
6.500%, 4/1/19	2,502,000	2,954,281
3.250%, 11/21/21	500,000	512,918
2.875%, 2/24/22	1,406,000	1,399,551
3.850%, 9/30/23	2,100,000	2,189,038
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	102,758
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,853,426
Freeport-McMoRan, Inc.
2.150%, 3/1/17	1,000,000	1,013,427
2.375%, 3/15/18	5,200,000	5,203,399
3.100%, 3/15/20	1,656,000	1,643,977
3.550%, 3/1/22	1,906,000	1,857,943
3.875%, 3/15/23	1,750,000	1,726,270
Glencore Canada Corp.
5.500%, 6/15/17	512,000	559,516
Goldcorp, Inc.
2.125%, 3/15/18	656,000	655,057
3.625%, 6/9/21	330,000	333,872
3.700%, 3/15/23	600,000	587,742
Kinross Gold Corp.
5.950%, 3/15/24§	555,000	563,136
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,005,205
3.500%, 3/15/22	1,156,000	1,065,723
Nucor Corp.
5.750%, 12/1/17	808,000	905,457
5.850%, 6/1/18	800,000	905,855
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	506,700
Rio Tinto Finance USA Ltd.
1.875%, 11/2/15	2,500,000	2,532,761
6.500%, 7/15/18	920,000	1,066,858
9.000%, 5/1/19	1,087,000	1,389,236
3.500%, 11/2/20	1,000,000	1,034,704
4.125%, 5/20/21	1,500,000	1,604,756
3.750%, 9/20/21	1,000,000	1,037,444
Rio Tinto Finance USA plc
1.375%, 6/17/16	1,500,000	1,509,931
2.000%, 3/22/17	500,000	508,225
1.625%, 8/21/17	1,100,000	1,104,724
2.250%, 12/14/18	1,500,000	1,503,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/22/22	$687,000	$696,905
2.875%, 8/21/22	1,100,000	1,061,336
Southern Copper Corp.
5.375%, 4/16/20	253,000	275,942
3.500%, 11/8/22	244,000	238,926
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	3,175,123
4.500%, 1/15/21	225,000	231,565
3.750%, 2/1/23	200,000	187,794
Vale Overseas Ltd.
6.250%, 1/11/16	612,000	649,077
6.250%, 1/23/17	2,426,000	2,658,508
4.625%, 9/15/20	1,700,000	1,789,165
4.375%, 1/11/22	1,062,000	1,067,055
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	103,293
Yamana Gold, Inc.
4.950%, 7/15/24§	250,000	250,226

		62,517,699

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,045,000
International Paper Co.
7.950%, 6/15/18	1,744,000	2,077,952
9.375%, 5/15/19	800,000	1,029,128
7.500%, 8/15/21	156,000	194,157
4.750%, 2/15/22	194,000	210,530
3.650%, 6/15/24	1,900,000	1,845,422

		7,402,189

Total Materials		134,322,192

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
0.900%, 2/12/16	1,500,000	1,501,772
2.950%, 5/15/16	1,100,000	1,135,221
2.400%, 8/15/16	480,000	491,267
1.600%, 2/15/17	1,000,000	1,006,532
1.700%, 6/1/17	1,500,000	1,509,648
1.400%, 12/1/17	1,000,000	991,348
5.500%, 2/1/18	4,106,000	4,584,696
2.375%, 11/27/18	1,500,000	1,514,581
5.800%, 2/15/19	1,901,000	2,182,512
2.300%, 3/11/19	1,000,000	1,001,598
4.450%, 5/15/21	1,500,000	1,625,757
3.875%, 8/15/21	497,000	519,411
3.000%, 2/15/22	1,000,000	984,184
2.625%, 12/1/22	2,156,000	2,036,911
3.900%, 3/11/24	1,000,000	1,016,458
British Telecommunications plc
1.625%, 6/28/16	1,090,000	1,100,812
5.950%, 1/15/18	1,200,000	1,354,102
2.350%, 2/14/19	1,000,000	1,001,359
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	505,874
3.849%, 4/15/23	500,000	491,498
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,930,617
6.000%, 7/8/19	100,000	115,679
Emirates Telecommunications Corp.
2.375%, 6/18/19(m)	1,000,000	996,000
3.500%, 6/18/24(m)	1,000,000	992,500
Orange S.A.
2.750%, 9/14/16	600,000	617,821
2.750%, 2/6/19	1,000,000	1,012,295
5.375%, 7/8/19	1,200,000	1,348,979
4.125%, 9/14/21	1,000,000	1,054,305
Qwest Corp.
6.500%, 6/1/17	750,000	831,562
6.750%, 12/1/21	1,200,000	1,355,555
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	2,455,000	2,552,896
6.421%, 6/20/16	833,000	904,802
6.221%, 7/3/17	473,000	527,785
3.192%, 4/27/18	1,000,000	1,029,353
5.877%, 7/15/19	570,000	650,290
5.134%, 4/27/20	629,000	692,431
5.462%, 2/16/21	2,456,000	2,729,562
4.570%, 4/27/23	500,000	522,417
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,239,535
Verizon Communications, Inc.
0.700%, 11/2/15	1,000,000	999,586
3.000%, 4/1/16	1,000,000	1,030,993
2.500%, 9/15/16	4,281,000	4,396,956
2.000%, 11/1/16	1,000,000	1,015,730
1.350%, 6/9/17	2,500,000	2,486,999
1.100%, 11/1/17	1,000,000	981,135
3.650%, 9/14/18	5,450,000	5,740,506
6.350%, 4/1/19	2,067,000	2,400,577
2.550%, 6/17/19	1,000,000	1,000,127
4.500%, 9/15/20	2,228,000	2,411,742
3.450%, 3/15/21	2,600,000	2,642,600
4.600%, 4/1/21	1,800,000	1,950,211
3.500%, 11/1/21	1,000,000	1,008,771
2.450%, 11/1/22	1,406,000	1,305,592
5.150%, 9/15/23	9,950,000	11,019,046
4.150%, 3/15/24	2,000,000	2,066,303

		90,116,799

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,300,000	1,327,781
5.625%, 11/15/17	2,280,000	2,539,966
5.000%, 3/30/20	2,960,000	3,239,158
3.125%, 7/16/22	1,200,000	1,165,296
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,626,563
3.000%, 3/15/23	750,000	713,921
Vodafone Group plc
5.625%, 2/27/17	2,116,000	2,322,103
1.625%, 3/20/17	250,000	250,631
1.250%, 9/26/17	1,000,000	985,531
1.500%, 2/19/18	2,000,000	1,970,946
5.450%, 6/10/19	1,526,000	1,719,603
2.500%, 9/26/22	700,000	644,758
2.950%, 2/19/23	1,306,000	1,234,503

		19,740,760

Total Telecommunication Services		109,857,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (1.8%)
Electric Utilities (1.1%)
Alabama Power Co.
0.550%, 10/15/15	$1,000,000	$998,617
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	499,750
2.950%, 12/15/22	150,000	147,276
Arizona Public Service Co.
8.750%, 3/1/19	461,000	583,733
3.350%, 6/15/24	600,000	602,898
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	171,253
2.800%, 8/15/22	300,000	294,242
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	236,719
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	546,152
1.950%, 9/1/16	175,000	178,222
6.150%, 9/15/17	940,000	1,062,554
2.150%, 1/15/19	1,000,000	1,004,596
4.000%, 8/1/20	431,000	463,454
3.400%, 9/1/21	250,000	261,338
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	113,506
5.500%, 2/1/19	500,000	571,131
2.500%, 1/15/23	156,000	149,181
Dayton Power & Light Co.
1.875%, 9/15/16	250,000	253,109
Detroit Edison Co.
5.600%, 6/15/18	250,000	283,762
3.900%, 6/1/21	500,000	526,573
Dominion Gas Holdings LLC
1.050%, 11/1/16	500,000	499,361
DTE Electric Co.
3.650%, 3/15/24	245,000	254,305
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	535,310
4.300%, 6/15/20	250,000	273,366
Duke Energy Corp.
1.625%, 8/15/17	500,000	500,878
2.100%, 6/15/18	1,000,000	1,007,734
5.050%, 9/15/19	655,000	733,967
3.050%, 8/15/22	1,100,000	1,091,731
3.750%, 4/15/24	350,000	358,317
Duke Energy Florida, Inc.
5.800%, 9/15/17	1,000,000	1,129,915
5.650%, 6/15/18	346,000	392,355
4.550%, 4/1/20	160,000	175,674
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	541,200
3.750%, 7/15/20	1,062,000	1,121,380
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	562,818
3.800%, 9/1/23	1,000,000	1,044,928
Duke Energy Progress, Inc.
5.300%, 1/15/19	1,700,000	1,912,415
Edison International
3.750%, 9/15/17	531,000	562,106
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,200,000	1,260,755
3.700%, 6/1/24	1,000,000	1,024,722
Entergy Corp.
4.700%, 1/15/17	250,000	266,891
5.125%, 9/15/20	787,000	861,391
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	713,427
Florida Power & Light Co.
5.550%, 11/1/17	500,000	559,267
2.750%, 6/1/23	250,000	241,643
Georgia Power Co.
3.000%, 4/15/16	156,000	161,444
5.400%, 6/1/18	1,000,000	1,123,677
4.250%, 12/1/19	307,000	336,021
2.850%, 5/15/22	750,000	743,794
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	67,785
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,183,952
2.000%, 6/30/16	1,537,000	1,570,424
8.400%, 1/15/22	125,000	170,691
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,317,503
3.200%, 3/15/23	150,000	148,648
ITC Holdings Corp.
3.650%, 6/15/24	325,000	324,692
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,648,522
7.350%, 2/1/19	100,000	119,007
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	110,693
6.375%, 3/1/18	600,000	697,457
7.150%, 4/1/19	500,000	599,998
3.150%, 3/15/23	250,000	248,473
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,010,124
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	100,794
3.750%, 11/15/20	1,275,000	1,324,520
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,011,808
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	601,605
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	861,984
Nevada Power Co.
6.500%, 8/1/18	1,200,000	1,403,251
7.125%, 3/15/19	500,000	604,772
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	394,000	426,774
6.000%, 3/1/19	946,000	1,084,357
2.400%, 9/15/19	500,000	496,918
2.700%, 9/15/19	350,000	352,707
4.500%, 6/1/21	1,000,000	1,077,474
Northeast Utilities
4.500%, 11/15/19	419,000	455,621
Northern States Power Co.
5.250%, 3/1/18	500,000	558,723
2.150%, 8/15/22	1,000,000	945,538
NSTAR Electric Co.
5.625%, 11/15/17	750,000	840,366
2.375%, 10/15/22	1,250,000	1,195,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio Power Co.
6.050%, 5/1/18	$200,000	$229,323
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,097,852
6.800%, 9/1/18	700,000	821,286
7.000%, 9/1/22	750,000	946,164
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,124,902
8.250%, 10/15/18	755,000	928,295
3.500%, 10/1/20	1,344,000	1,409,400
3.250%, 6/15/23	250,000	248,563
3.750%, 2/15/24	450,000	460,890
3.400%, 8/15/24	500,000	497,003
PacifiCorp
5.500%, 1/15/19	300,000	340,113
2.950%, 2/1/22	500,000	504,885
3.600%, 4/1/24	600,000	613,962
PECO Energy Co.
1.200%, 10/15/16	194,000	195,049
5.350%, 3/1/18	100,000	111,468
2.375%, 9/15/22	500,000	475,487
Portland General Electric Co.
6.100%, 4/15/19	373,000	434,056
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	305,742
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	995,330
4.200%, 6/15/22	1,078,000	1,135,434
3.500%, 12/1/22	1,000,000	1,005,135
3.400%, 6/1/23	250,000	246,609
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	195,022
Progress Energy, Inc.
5.625%, 1/15/16	100,000	106,088
7.050%, 3/15/19	1,100,000	1,310,633
4.400%, 1/15/21	156,000	170,190
3.150%, 4/1/22	1,250,000	1,254,767
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	39,580
3.200%, 11/15/20	150,000	153,909
2.250%, 9/15/22	500,000	473,407
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	58,763
4.400%, 2/1/21	250,000	272,635
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	666,230
2.300%, 9/15/18	1,000,000	1,011,240
2.000%, 8/15/19	700,000	694,512
3.500%, 8/15/20	100,000	106,579
2.375%, 5/15/23	500,000	471,016
Sierra Pacific Power Co.
6.000%, 5/15/16	100,000	107,983
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	589,405
Southern California Edison Co.
1.125%, 5/1/17	600,000	595,423
5.500%, 8/15/18	500,000	564,499
3.875%, 6/1/21	631,000	677,054
3.500%, 10/1/23	200,000	205,077
Southern Co.
1.950%, 9/1/16	310,000	315,770
2.450%, 9/1/18	90,000	91,572
2.150%, 9/1/19	1,650,000	1,630,458
Southwestern Electric Power Co.
5.550%, 1/15/17	120,000	131,236
6.450%, 1/15/19	344,000	401,808
3.550%, 2/15/22	2,000,000	2,052,005
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	626,886
Tampa Electric Co.
6.100%, 5/15/18	294,000	335,947
2.600%, 9/15/22	200,000	196,417
UIL Holdings Corp.
4.625%, 10/1/20	500,000	534,260
Union Electric Co.
3.500%, 4/15/24	1,000,000	1,034,233
Virginia Electric & Power Co.
5.400%, 1/15/16	1,092,000	1,157,525
5.400%, 4/30/18	500,000	559,558
5.000%, 6/30/19	665,000	747,427
2.750%, 3/15/23	650,000	630,691
3.450%, 2/15/24	1,000,000	1,012,366
Westar Energy, Inc.
5.100%, 7/15/20	500,000	565,575
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	892,151
2.950%, 9/15/21	725,000	733,673
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	362,357
Xcel Energy, Inc.
0.750%, 5/9/16	200,000	199,712
4.700%, 5/15/20	756,000	832,282

		91,394,067

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	844,000	1,058,719
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	392,867
4.500%, 1/15/21	1,342,000	1,470,130
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	204,947
2.700%, 4/1/19	335,000	335,564
3.875%, 3/15/23	1,100,000	1,099,353
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	986,963
ONE Gas, Inc.
2.070%, 2/1/19§	500,000	496,060
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	1,021,741
Questar Corp.
2.750%, 2/1/16	125,000	128,013
Southern California Gas Co.
3.150%, 9/15/24	550,000	547,906
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	932,765
4.400%, 6/15/21	150,000	159,699
Southwest Gas Corp.
3.875%, 4/1/22	500,000	528,735

		9,363,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	$600,000	$663,802
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	399,596
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	782,511
5.200%, 10/1/19	2,000,000	2,222,800
PSEG Power LLC
5.500%, 12/1/15	140,000	147,299
5.125%, 4/15/20	1,375,000	1,541,955
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	5,120,016
6.250%, 12/15/17	62,000	71,667
4.500%, 4/1/18	156,000	172,030
3.875%, 2/15/21	2,830,000	3,086,564
1.875%, 8/15/22	1,000,000	953,508
2.875%, 9/15/24	2,400,000	2,386,792
TransAlta Corp.
1.900%, 6/3/17	781,000	780,555

		18,329,095

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	750,000	772,620
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,290,580
2.700%, 9/1/22	500,000	492,200
Avista Corp.
5.125%, 4/1/22	500,000	559,910
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,122,508
3.750%, 11/15/23	2,000,000	2,042,207
Black Hills Corp.
4.250%, 11/30/23	600,000	633,200
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	110,381
6.500%, 5/1/18	500,000	576,019
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,672,146
3.875%, 3/1/24	1,000,000	1,033,460
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	434,482
7.125%, 12/1/18	943,000	1,124,527
6.650%, 4/1/19	600,000	705,146
4.450%, 6/15/20	500,000	547,925
Consumers Energy Co.
6.700%, 9/15/19	2,002,000	2,393,267
Delmarva Power & Light Co.
3.500%, 11/15/23	1,000,000	1,023,865
Dominion Resources, Inc.
5.600%, 11/15/16	280,000	308,457
1.250%, 3/15/17	415,000	414,668
6.000%, 11/30/17	941,000	1,061,287
8.875%, 1/15/19	788,000	992,312
5.200%, 8/15/19	316,000	356,637
7.500%, 6/30/66(l)	200,000	216,250
DTE Energy Co.
6.350%, 6/1/16	156,000	169,357
3.500%, 6/1/24	1,000,000	999,359
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	204,250
National Grid plc
6.300%, 8/1/16	523,000	572,368
NiSource Finance Corp.
6.400%, 3/15/18	1,350,000	1,541,366
6.800%, 1/15/19	1,000,000	1,172,875
5.450%, 9/15/20	100,000	112,529
PG&E Corp.
2.400%, 3/1/19	500,000	503,079
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,734,763
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,727,917
SCANA Corp.
6.250%, 4/1/20	300,000	345,462
Sempra Energy
6.500%, 6/1/16	469,000	512,053
2.300%, 4/1/17	550,000	560,583
6.150%, 6/15/18	100,000	114,192
9.800%, 2/15/19	1,000,000	1,304,081
2.875%, 10/1/22	563,000	550,942
3.550%, 6/15/24	250,000	251,399
TECO Finance, Inc.
4.000%, 3/15/16	562,000	586,617
5.150%, 3/15/20	922,000	1,027,409
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	548,550

		34,423,205

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	1,000,000	1,036,458
United Utilities plc
5.375%, 2/1/19	500,000	548,054

		1,584,512

Total Utilities		155,094,341

Total Corporate Bonds		2,724,306,891

Government Securities (61.1%)
Foreign Governments (2.7%)
Canadian Government Bond
0.875% 2/14/17	3,300,000	3,294,931
1.625% 2/27/19	3,500,000	3,487,372
Development Bank of Japan
5.125% 2/1/17	1,200,000	1,311,703
Export Development Canada
1.250% 10/26/16	200,000	201,820
0.875% 1/30/17	1,000,000	998,025
1.000% 5/15/17	1,000,000	998,333
0.750% 12/15/17	1,250,000	1,227,869
1.750% 8/19/19	3,000,000	2,979,433
Export-Import Bank of Korea
4.000% 1/11/17	800,000	844,745
1.750% 2/27/18	1,591,000	1,575,684
2.875% 9/17/18	1,500,000	1,531,606
2.375% 8/12/19	1,250,000	1,238,671
5.125% 6/29/20	500,000	560,529
4.000% 1/29/21	1,500,000	1,580,722
4.375% 9/15/21	200,000	215,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.000% 4/11/22	$500,000	$557,378
4.000% 1/14/24	500,000	522,192
Federative Republic of Brazil
6.000% 1/17/17	2,000,000	2,187,000
8.000% 1/15/18(b)	1,346,334	1,482,986
5.875% 1/15/19	1,828,000	2,049,188
8.875% 10/14/19	654,000	832,215
4.875% 1/22/21	2,500,000	2,658,750
2.625% 1/5/23	3,350,000	3,015,000
FMS Wertmanagement AoeR
0.625% 4/18/16	2,100,000	2,101,012
1.125% 10/14/16	1,200,000	1,207,447
1.000% 11/21/17	1,650,000	1,626,484
1.625% 11/20/18	1,500,000	1,495,042
Japan Bank for International Cooperation
2.500% 1/21/16	2,500,000	2,567,956
2.500% 5/18/16	1,200,000	1,250,627
2.250% 7/13/16	500,000	512,987
1.125% 7/19/17	3,000,000	2,993,494
1.750% 7/31/18	2,000,000	2,008,952
1.750% 11/13/18	1,700,000	1,696,924
1.750% 5/29/19	2,500,000	2,499,737
3.375% 7/31/23	2,000,000	2,096,564
3.000% 5/29/24	960,000	978,087
Japan Finance Organization for Municipalities
5.000% 5/16/17	1,300,000	1,428,025
4.000% 1/13/21	700,000	753,535
Korea Development Bank
1.000% 1/22/16	1,500,000	1,497,351
3.250% 3/9/16	850,000	875,345
4.000% 9/9/16	1,000,000	1,051,397
1.500% 1/22/18	1,000,000	982,378
3.000% 3/17/19	1,000,000	1,019,920
2.500% 3/11/20	1,000,000	990,721
3.000% 9/14/22	1,000,000	980,757
3.750% 1/22/24	500,000	512,359
Korea Finance Corp.
3.250% 9/20/16	650,000	672,101
2.250% 8/7/17	1,000,000	1,010,837
4.625% 11/16/21	250,000	272,732
Province of British Columbia
2.100% 5/18/16	1,000,000	1,024,055
1.200% 4/25/17	1,500,000	1,507,609
2.650% 9/22/21	1,000,000	1,014,027
2.000% 10/23/22	1,300,000	1,238,493
Province of Manitoba
4.900% 12/6/16	1,050,000	1,139,548
1.125% 6/1/18	1,000,000	975,879
1.750% 5/30/19	1,000,000	977,182
2.100% 9/6/22	1,468,000	1,405,840
3.050% 5/14/24	2,000,000	2,020,885
Province of New Brunswick
2.750% 6/15/18	1,312,000	1,343,568
Province of Nova Scotia
5.125% 1/26/17	1,795,000	1,954,391
Province of Ontario
4.750% 1/19/16	125,000	131,794
2.300% 5/10/16	2,000,000	2,051,878
1.000% 7/22/16	8,000,000	8,034,700
4.950% 11/28/16	550,000	597,010
1.100% 10/25/17	1,950,000	1,932,274
1.200% 2/14/18	1,000,000	988,982
2.000% 9/27/18	1,500,000	1,512,131
2.000% 1/30/19	2,100,000	2,106,732
1.650% 9/27/19	1,300,000	1,269,181
4.000% 10/7/19	500,000	543,256
4.400% 4/14/20	5,000,000	5,535,770
2.450% 6/29/22	1,700,000	1,661,409
Province of Quebec
5.125% 11/14/16	1,520,000	1,653,645
4.625% 5/14/18	1,616,000	1,814,788
3.500% 7/29/20	1,700,000	1,805,000
2.750% 8/25/21	2,100,000	2,090,332
2.625% 2/13/23	2,531,000	2,454,711
Republic of Chile
3.875% 8/5/20	600,000	638,400
3.250% 9/14/21	1,000,000	1,025,000
2.250% 10/30/22	500,000	472,500
Republic of Colombia
7.375% 1/27/17	1,500,000	1,694,489
7.375% 3/18/19	2,250,000	2,688,022
4.375% 7/12/21	2,350,000	2,485,125
2.625% 3/15/23	1,200,000	1,110,000
4.000% 2/26/24	2,000,000	2,025,000
Republic of Italy
4.750% 1/25/16	100,000	105,585
5.250% 9/20/16	2,937,000	3,209,882
5.375% 6/12/17	2,500,000	2,739,371
Republic of Korea
7.125% 4/16/19	1,796,000	2,181,340
3.875% 9/11/23	250,000	269,338
Republic of Panama
5.200% 1/30/20	1,143,000	1,257,083
4.000% 9/22/24	390,000	388,604
Republic of Peru
8.375% 5/3/16	820,000	909,015
7.125% 3/30/19	1,437,000	1,713,622
Republic of Philippines
8.000% 1/15/16	700,000	760,816
6.500% 1/20/20	312,000	367,695
4.000% 1/15/21	5,750,000	6,049,932
4.200% 1/21/24	2,400,000	2,523,453
Republic of Poland
5.000% 10/19/15	1,255,000	1,308,668
6.375% 7/15/19	2,798,000	3,285,971
5.125% 4/21/21	1,500,000	1,665,840
5.000% 3/23/22	2,062,000	2,268,241
3.000% 3/17/23	1,750,000	1,693,563
4.000% 1/22/24	4,250,000	4,363,220
Republic of South Africa
6.875% 5/27/19	1,995,000	2,271,806
5.500% 3/9/20	1,750,000	1,883,438
5.875% 5/30/22	1,000,000	1,102,500
4.665% 1/17/24	1,000,000	1,012,500
Republic of Turkey
7.500% 7/14/17	11,100,000	12,432,000
6.750% 4/3/18	312,000	345,540
7.500% 11/7/19	2,200,000	2,535,500
3.250% 3/23/23	5,950,000	5,347,562
5.750% 3/22/24	2,000,000	2,120,000
Republic of Uruguay
8.000% 11/18/22	1,000,000	1,304,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
State of Israel
5.500% 11/9/16	$564,000	$614,760
5.125% 3/26/19	1,587,000	1,781,407
4.000% 6/30/22	1,000,000	1,065,000
3.150% 6/30/23	500,000	497,500
Svensk Exportkredit AB
1.750% 10/20/15	2,230,000	2,261,660
0.625% 5/31/16	1,250,000	1,248,831
2.125% 7/13/16	1,000,000	1,024,486
5.125% 3/1/17	658,000	721,615
1.125% 4/5/18	2,000,000	1,971,339
United Mexican States
5.625% 1/15/17	818,000	893,021
5.950% 3/19/19	3,000,000	3,426,649
5.125% 1/15/20	250,000	278,201
3.500% 1/21/21	2,000,000	2,034,357
3.625% 3/15/22	10,270,000	10,417,175

		229,009,925

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	2,000	2,284
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	4,000	4,813
City & County of Denver, General Obligation Bonds, Series 2010B
5.650% 8/1/30	4,000	4,491
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	2,000	2,225
6.395% 1/1/40	4,000	5,081
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	4,000	5,117
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	2,000	2,475
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	8,000	9,622
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	4,000	4,556
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200% 12/1/21	155,000	169,322
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	4,000	4,504
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750% 8/1/49	4,000	5,721
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	204,000	261,773
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	4,000	5,270
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	1,000,000	1,004,800
2.995% 7/1/20	750,000	752,543
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	2,000	2,508
7.055% 4/1/57	4,000	4,482
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	877,070
(Zero Coupon), 2/15/23	1,000,000	715,770
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	4,000	4,507
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	1,000	1,159
5.561% 12/1/49	3,000	3,523
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796% 7/1/19	175,000	171,035
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	4,000	4,998
7.043% 4/1/50	4,000	5,745
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16	35,000	37,694
5.750% 3/1/17	200,000	221,010
6.200% 3/1/19	200,000	234,262
6.200% 10/1/19	400,000	473,388
State of California, Various Purposes, General Obligation Bonds, Series 2010
3.950% 11/1/15	1,805,000	1,870,251
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16	3,400,000	3,572,550
5.365% 3/1/17	310,000	333,889
5.665% 3/1/18	2,500,000	2,749,275
5.877% 3/1/19	60,000	66,489
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	2,000	2,413

		13,596,615

Supranational (2.8%)
African Development Bank
6.875% 10/15/15	200,000	209,287
2.500% 3/15/16	2,150,000	2,212,300
0.750% 10/18/16	2,250,000	2,247,210
0.875% 5/15/17	1,860,000	1,849,954
0.875% 3/15/18	2,000,000	1,962,850
Asian Development Bank
2.500% 3/15/16	2,750,000	2,825,635
0.500% 6/20/16	2,250,000	2,246,738
5.500% 6/27/16	3,250,000	3,520,259
0.750% 1/11/17	1,000,000	999,006
1.125% 3/15/17	1,000,000	1,002,713
1.750% 9/11/18	3,100,000	3,118,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.875% 10/23/18	$1,900,000	$1,917,646
1.750% 3/21/19	1,350,000	1,348,353
1.375% 3/23/20	650,000	628,138
Corp. Andina de Fomento
3.750% 1/15/16	2,250,000	2,328,498
5.750% 1/12/17	346,000	375,315
8.125% 6/4/19	1,229,000	1,529,706
Council of Europe Development Bank
2.625% 2/16/16	1,900,000	1,954,196
1.500% 2/22/17	1,500,000	1,517,255
1.500% 6/19/17	200,000	201,740
1.000% 3/7/18	1,500,000	1,477,602
1.125% 5/31/18	1,000,000	986,095
European Bank for Reconstruction & Development
2.500% 3/15/16	3,500,000	3,596,332
1.375% 10/20/16	250,000	253,113
1.000% 2/16/17	1,500,000	1,497,869
0.750% 9/1/17	2,250,000	2,218,242
1.625% 4/10/18	1,600,000	1,594,356
1.000% 6/15/18	2,150,000	2,104,682
1.625% 11/15/18	100,000	99,640
1.750% 6/14/19	2,000,000	1,990,476
European Investment Bank
1.375% 10/20/15	6,000,000	6,063,531
4.625% 10/20/15	874,000	912,993
4.875% 2/16/16	3,305,000	3,501,520
2.250% 3/15/16	7,000,000	7,171,321
0.625% 4/15/16	5,250,000	5,252,901
2.125% 7/15/16	1,000,000	1,025,102
0.500% 8/15/16	5,750,000	5,723,188
5.125% 9/13/16	2,125,000	2,302,576
1.125% 12/15/16	3,000,000	3,015,846
4.875% 1/17/17	3,021,000	3,291,017
0.875% 4/18/17	2,200,000	2,192,098
5.125% 5/30/17	3,401,000	3,762,011
1.625% 6/15/17	4,000,000	4,056,976
1.000% 8/17/17	7,000,000	6,971,980
1.125% 9/15/17	2,415,000	2,411,306
1.000% 12/15/17	2,824,000	2,797,868
1.000% 3/15/18	4,000,000	3,943,817
1.000% 6/15/18	5,500,000	5,395,190
1.625% 12/18/18	2,500,000	2,490,129
1.875% 3/15/19	3,000,000	3,011,519
1.750% 6/17/19	5,000,000	4,974,358
2.875% 9/15/20	2,750,000	2,859,739
4.000% 2/16/21	2,200,000	2,427,773
2.500% 4/15/21	2,000,000	2,025,217
3.250% 1/29/24	3,100,000	3,253,753
Inter-American Development Bank
5.125% 9/13/16	2,883,000	3,129,781
1.375% 10/18/16	2,250,000	2,279,203
0.875% 11/15/16	200,000	200,406
1.000% 7/14/17	2,000,000	1,996,598
0.875% 3/15/18	500,000	490,879
4.250% 9/10/18	1,967,000	2,166,589
3.875% 9/17/19	1,000,000	1,090,599
1.750% 10/15/19	5,000,000	4,950,280
3.875% 2/14/20	3,349,000	3,659,699
1.375% 7/15/20	5,000,000	4,793,194
2.125% 11/9/20	3,100,000	3,085,325
3.000% 2/21/24	2,000,000	2,057,369
International Bank for Reconstruction & Development
0.375% 11/16/15	2,000,000	2,002,677
2.125% 3/15/16	7,065,000	7,226,188
5.000% 4/1/16	916,000	976,295
0.500% 4/15/16	3,400,000	3,395,908
0.500% 5/16/16	3,500,000	3,493,658
1.000% 9/15/16	1,000,000	1,004,828
0.625% 10/14/16	3,500,000	3,489,318
0.750% 12/15/16	2,000,000	1,995,549
0.875% 4/17/17	4,000,000	3,986,647
9.250% 7/15/17	599,000	724,784
1.125% 7/18/17	2,500,000	2,500,026
1.375% 4/10/18	2,000,000	1,993,982
1.875% 3/15/19	3,700,000	3,709,468
2.125% 11/1/20	2,150,000	2,140,393
2.250% 6/24/21	1,000,000	993,848
7.625% 1/19/23	1,000,000	1,379,530
2.125% 2/13/23	1,319,000	1,283,558
International Finance Corp.
2.250% 4/11/16	500,000	512,705
0.500% 5/16/16	1,000,000	998,188
0.625% 11/15/16	2,250,000	2,240,878
1.125% 11/23/16	3,000,000	3,020,580
2.125% 11/17/17	4,250,000	4,360,081
0.625% 12/21/17	624,000	610,507
0.875% 6/15/18	2,750,000	2,690,128
1.750% 9/4/18	3,000,000	3,021,120
Nordic Investment Bank
2.250% 3/15/16	500,000	512,237
0.500% 4/14/16	3,500,000	3,495,262
5.000% 2/1/17	1,817,000	1,985,775
1.000% 3/7/17	1,000,000	999,779
0.750% 1/17/18	824,000	807,831
North American Development Bank
4.375% 2/11/20	500,000	546,740
2.400% 10/26/22	1,150,000	1,093,979

		239,740,286

U.S. Government Agencies (5.5%)
Federal Farm Credit Bank
1.500% 11/16/15	1,000,000	1,012,158
0.390% 12/17/15	2,000,000	2,000,052
0.450% 7/12/16	500,000	498,880
5.125% 8/25/16	485,000	525,708
0.540% 11/7/16	4,000,000	3,974,001
4.875% 1/17/17	6,232,000	6,806,445
1.290% 6/14/19	1,000,000	971,473
2.500% 6/20/22	1,000,000	967,704
Federal Home Loan Bank
0.500% 11/20/15	5,250,000	5,255,342
0.375% 12/30/15	225,000	224,811
0.375% 2/19/16	4,500,000	4,498,636
1.000% 3/11/16	5,000,000	5,044,483
5.375% 5/18/16	6,100,000	6,575,479
2.125% 6/10/16	5,000,000	5,130,143
5.625% 6/13/16	2,150,000	2,328,855
0.375% 6/24/16	5,000,000	4,981,222
0.575% 7/29/16	3,000,000	2,997,866
0.500% 9/28/16	4,000,000	3,987,974
1.125% 9/28/16	5,000,000	5,023,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.750% 12/16/16	$11,621,000	$12,620,408
0.625% 12/28/16	2,500,000	2,494,525
1.000% 3/27/17	5,000,000	4,976,615
4.875% 5/17/17	3,169,000	3,483,398
0.875% 5/24/17	5,000,000	4,979,210
5.250% 6/5/17	3,135,000	3,472,738
1.000% 6/21/17	7,400,000	7,402,057
1.050% 7/26/17	250,000	249,438
1.000% 8/9/17	500,000	498,024
0.750% 9/8/17	2,000,000	1,969,767
5.000% 11/17/17	7,676,000	8,563,273
1.375% 3/9/18	2,000,000	1,999,537
1.150% 7/25/18	1,000,000	981,058
1.875% 3/8/19	500,000	502,226
1.650% 7/18/19	250,000	245,986
1.875% 3/13/20	2,000,000	1,985,684
4.125% 3/13/20	4,000,000	4,416,813
5.500% 7/15/36	3,000	3,898
Federal Home Loan Mortgage Corp.
4.750% 11/17/15	7,915,000	8,302,914
0.450% 11/24/15	750,000	750,256
4.750% 1/19/16	3,500,000	3,698,126
0.500% 2/24/16	1,000,000	1,000,506
0.500% 4/29/16	811,000	811,033
0.500% 5/13/16	3,899,000	3,893,859
5.500% 7/18/16	3,693,000	4,017,170
0.650% 7/29/16	1,000,000	1,000,300
2.000% 8/25/16	1,299,000	1,332,997
0.700% 9/27/16	250,000	249,924
0.650% 9/30/16	5,000,000	4,994,326
0.750% 10/5/16	2,000,000	1,995,289
0.875% 10/14/16	3,000,000	3,007,872
5.125% 10/18/16	6,053,000	6,590,416
0.625% 11/1/16	1,280,000	1,274,127
0.800% 11/14/16	2,000,000	1,999,898
0.900% 1/31/17	1,500,000	1,499,615
0.875% 2/22/17	3,160,000	3,158,271
1.000% 3/8/17	5,000,000	5,012,092
5.000% 4/18/17	5,577,000	6,144,447
1.250% 5/12/17	5,000,000	5,029,891
1.000% 6/29/17	3,500,000	3,494,692
1.150% 6/30/17	2,000,000	2,000,606
1.000% 7/25/17	1,000,000	997,594
1.000% 7/28/17	5,000,000	4,985,736
1.250% 8/21/17	2,000,000	2,000,250
5.500% 8/23/17	450,000	505,632
1.000% 9/29/17	5,750,000	5,724,929
5.125% 11/17/17	7,687,000	8,610,994
1.000% 1/11/18	2,000,000	1,978,578
0.750% 1/12/18	6,000,000	5,884,006
0.875% 3/7/18	3,000,000	2,947,522
1.100% 5/7/18	2,000,000	1,966,961
1.125% 5/25/18	1,000,000	983,187
4.875% 6/13/18	2,000,000	2,247,917
3.750% 3/27/19	7,220,000	7,833,431
1.750% 5/30/19	8,000,000	7,983,491
2.000% 7/30/19	600,000	603,389
1.250% 8/1/19	3,500,000	3,400,209
1.250% 10/2/19	7,500,000	7,260,839
2.500% 10/17/19	1,000,000	1,000,999
1.375% 5/1/20	10,350,000	9,975,006
2.375% 1/13/22	20,947,000	20,855,746
Federal National Mortgage Association
0.480% 10/9/15	1,250,000	1,248,875
1.875% 10/15/15	439,000	446,606
4.375% 10/15/15	3,513,000	3,660,895
1.625% 10/26/15	5,000,000	5,074,848
0.480% 11/25/15	1,000,000	1,000,524
0.375% 12/21/15	5,500,000	5,505,969
0.520% 2/26/16	1,500,000	1,502,062
5.000% 3/15/16	4,636,000	4,940,037
2.375% 4/11/16	5,000,000	5,138,657
0.500% 4/25/16	1,000,000	1,000,183
0.375% 7/5/16	2,000,000	1,993,643
0.625% 8/26/16	3,000,000	3,001,477
5.250% 9/15/16	5,100,000	5,546,993
1.250% 9/28/16	6,000,000	6,068,014
0.625% 10/25/16	7,000,000	6,983,922
4.875% 12/15/16	3,400,000	3,705,667
1.250% 1/30/17	2,000,000	2,018,440
5.000% 2/13/17	4,000,000	4,383,805
0.750% 3/6/17	1,000,000	995,957
1.125% 4/27/17	12,000,000	12,045,582
5.000% 5/11/17	3,999,000	4,409,272
2.000% 5/16/17	1,000,000	1,021,718
(Zero Coupon), 6/1/17	3,000,000	2,914,146
5.375% 6/12/17	6,412,000	7,140,043
1.000% 8/21/17	500,000	497,859
0.950% 8/23/17	2,500,000	2,485,993
0.875% 8/28/17	11,350,000	11,272,350
1.000% 9/20/17	2,000,000	1,986,480
1.000% 9/27/17	1,500,000	1,492,743
0.875% 10/26/17	4,750,000	4,703,813
0.900% 11/7/17	4,300,000	4,253,796
0.875% 12/20/17	5,000,000	4,937,037
1.000% 12/28/17	4,000,000	3,951,505
1.030% 1/30/18	1,000,000	989,278
0.875% 2/8/18	3,000,000	2,951,980
1.200% 2/28/18	1,000,000	992,664
0.875% 5/21/18	3,812,000	3,733,005
1.250% 6/20/18	1,000,000	989,578
1.500% 8/28/18	1,000,000	994,387
1.625% 11/27/18	10,000,000	9,987,740
1.250% 12/28/18	250,000	244,299
1.750% 1/30/19	700,000	700,238
1.875% 2/19/19	2,000,000	2,009,610
1.750% 6/20/19	3,000,000	2,987,879
1.750% 9/12/19	8,000,000	7,937,490
1.700% 10/4/19	200,000	196,604
(Zero Coupon), 10/9/19	4,000,000	3,547,736
1.500% 10/9/19	1,500,000	1,464,476
1.550% 10/29/19	3,000,000	2,931,825
1.750% 3/6/20	1,000,000	984,485
2.250% 10/17/22	2,500,000	2,377,612
2.200% 10/25/22	325,000	308,955
2.500% 3/27/23	250,000	239,820
2.625% 9/6/24	5,000,000	4,924,029
Financing Corp.
10.700% 10/6/17	1,200,000	1,538,997
9.800% 4/6/18	250,000	322,158

		473,338,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (49.9%)
U.S. Treasury Bonds
9.875% 11/15/15	$6,039,000	$6,691,849
9.250% 2/15/16	9,068,000	10,173,915
7.250% 5/15/16	2,719,000	3,016,577
7.500% 11/15/16	18,212,000	20,818,948
8.750% 5/15/17	11,386,000	13,700,457
8.875% 8/15/17	2,903,000	3,547,160
9.125% 5/15/18	3,533,000	4,506,170
9.000% 11/15/18	1,386,000	1,801,276
8.875% 2/15/19	7,432,000	9,722,711
8.125% 8/15/19	14,212,000	18,466,995
8.500% 2/15/20	187,000	250,782
8.750% 8/15/20	1,880,000	2,588,378
7.125% 2/15/23	4,312,000	5,884,996
6.250% 8/15/23	2,000,000	2,618,937
U.S. Treasury Notes
0.250% 10/15/15	26,750,000	26,779,259
0.250% 10/31/15	10,850,000	10,861,761
1.250% 10/31/15	29,995,000	30,344,013
0.375% 11/15/15	10,873,000	10,895,086
4.500% 11/15/15	20,579,000	21,571,474
0.250% 11/30/15	21,200,000	21,213,354
1.375% 11/30/15	34,650,000	35,119,670
0.250% 12/15/15	40,000,000	40,015,820
0.250% 12/31/15	52,000,000	52,017,773
2.125% 12/31/15	13,122,000	13,429,034
0.375% 1/15/16	23,000,000	23,033,242
0.375% 1/31/16	5,700,000	5,708,071
2.000% 1/31/16	5,000,000	5,114,478
0.375% 2/15/16	28,250,000	28,285,589
4.500% 2/15/16	7,000,000	7,403,013
0.250% 2/29/16	61,000,000	60,949,962
2.125% 2/29/16	30,000,000	30,766,407
2.625% 2/29/16	14,157,000	14,620,490
0.375% 3/15/16	27,500,000	27,512,892
0.375% 3/31/16	1,800,000	1,800,351
2.250% 3/31/16	3,000,000	3,084,551
2.375% 3/31/16	10,520,000	10,836,628
0.250% 4/15/16	6,000,000	5,987,813
0.375% 4/30/16	25,000,000	24,989,380
2.000% 4/30/16	8,000,000	8,200,156
2.625% 4/30/16	8,932,000	9,244,053
0.250% 5/15/16	32,500,000	32,410,020
5.125% 5/15/16	22,314,000	24,006,727
0.375% 5/31/16	25,000,000	24,974,000
1.750% 5/31/16	14,820,000	15,140,425
0.500% 6/15/16	31,000,000	31,028,154
0.500% 6/30/16	75,000,000	75,041,745
1.500% 6/30/16	10,624,000	10,811,631
3.250% 6/30/16	12,000,000	12,575,567
0.625% 7/15/16	92,000,000	92,208,886
0.500% 7/31/16	25,000,000	25,003,053
1.500% 7/31/16	30,000,000	30,531,300
3.250% 7/31/16	10,554,000	11,077,783
0.625% 8/15/16	52,000,000	52,072,108
4.875% 8/15/16	14,597,000	15,764,832
0.500% 8/31/16	30,000,000	29,967,333
1.000% 8/31/16	2,809,000	2,831,618
3.000% 8/31/16	17,972,000	18,803,555
0.875% 9/15/16	30,000,000	30,161,571
1.000% 9/30/16	28,000,000	28,210,274
3.000% 9/30/16	28,118,000	29,448,114
0.625% 10/15/16	2,000,000	1,999,160
1.000% 10/31/16	35,000,000	35,248,829
3.125% 10/31/16	23,864,000	25,080,038
0.625% 11/15/16	2,000,000	1,997,520
4.625% 11/15/16	15,000,000	16,243,359
2.750% 11/30/16	49,079,000	51,241,543
0.625% 12/15/16	16,000,000	15,966,875
0.875% 12/31/16	17,434,000	17,478,778
3.250% 12/31/16	22,350,000	23,594,964
0.750% 1/15/17	20,250,000	20,237,542
0.875% 1/31/17	10,000,000	10,018,848
3.125% 1/31/17	6,011,000	6,335,911
0.625% 2/15/17	850,000	846,364
4.625% 2/15/17	9,617,000	10,478,961
0.875% 2/28/17	38,500,000	38,537,222
3.000% 2/28/17	21,764,000	22,895,345
0.750% 3/15/17	1,000,000	998,027
1.000% 3/31/17	28,000,000	28,082,852
3.250% 3/31/17	15,153,000	16,046,347
0.875% 4/30/17	27,497,000	27,465,582
3.125% 4/30/17	19,464,000	20,561,322
4.500% 5/15/17	20,957,000	22,889,179
0.625% 5/31/17	1,686,000	1,671,247
2.750% 5/31/17	19,837,000	20,771,315
0.750% 6/30/17	30,000,000	29,797,851
2.500% 6/30/17	37,303,000	38,830,457
0.500% 7/31/17	15,000,000	14,771,339
2.375% 7/31/17	13,000,000	13,483,310
0.875% 8/15/17	30,000,000	29,854,980
4.750% 8/15/17	25,224,000	27,859,219
0.625% 8/31/17	45,809,000	45,197,468
1.875% 8/31/17	21,197,000	21,687,594
0.625% 9/30/17	30,000,000	29,558,790
1.875% 9/30/17	48,759,000	49,840,840
0.750% 10/31/17	29,373,000	28,998,092
1.875% 10/31/17	3,811,000	3,894,366
4.250% 11/15/17	13,921,000	15,238,057
0.625% 11/30/17	28,000,000	27,492,774
2.250% 11/30/17	36,150,000	37,321,698
0.750% 12/31/17	42,707,000	42,026,776
2.750% 12/31/17	3,571,000	3,741,703
0.875% 1/31/18	27,000,000	26,640,878
2.625% 1/31/18	2,500,000	2,609,961
3.500% 2/15/18	30,639,000	32,859,730
0.750% 2/28/18	29,997,000	29,425,476
2.750% 2/28/18	31,561,000	33,077,715
0.750% 3/31/18	15,000,000	14,690,918
2.875% 3/31/18	20,000,000	21,048,438
0.625% 4/30/18	49,682,000	48,372,994
2.625% 4/30/18	9,561,000	9,979,387
3.875% 5/15/18	7,225,000	7,863,255
1.000% 5/31/18	30,000,000	29,550,585
2.375% 5/31/18	17,700,000	18,305,671
1.375% 6/30/18	50,624,000	50,476,183
2.375% 6/30/18	10,000,000	10,337,012
1.375% 7/31/18	60,550,000	60,303,422
2.250% 7/31/18	32,000,000	32,916,563
4.000% 8/15/18	10,460,000	11,460,544
1.500% 8/31/18	18,249,000	18,239,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.375% 9/30/18	$95,500,000	$94,904,061
1.250% 10/31/18	2,000,000	1,974,883
1.750% 10/31/18	20,000,000	20,142,188
3.750% 11/15/18	26,904,000	29,252,582
1.250% 11/30/18	40,000,000	39,448,828
1.375% 12/31/18	17,650,000	17,469,709
1.500% 12/31/18	26,600,000	26,464,922
1.250% 1/31/19	25,000,000	24,580,077
1.500% 1/31/19	21,250,000	21,117,396
2.750% 2/15/19	29,907,000	31,296,916
1.375% 2/28/19	15,812,000	15,609,409
1.500% 2/28/19	45,500,000	45,177,414
1.500% 3/31/19	5,050,000	5,010,153
1.250% 4/30/19	2,000,000	1,960,020
1.625% 4/30/19	50,000,000	49,812,500
3.125% 5/15/19	37,954,000	40,329,461
1.500% 5/31/19	25,000,000	24,739,015
1.000% 6/30/19	4,600,000	4,440,797
1.625% 6/30/19	5,000,000	4,973,437
0.875% 7/31/19	1,500,000	1,437,070
1.625% 7/31/19	40,000,000	39,747,264
3.625% 8/15/19	38,086,000	41,398,069
1.625% 8/31/19	30,000,000	29,794,923
1.000% 9/30/19	5,000,000	4,807,813
1.750% 9/30/19	50,000,000	49,929,685
1.250% 10/31/19	1,000,000	972,686
3.375% 11/15/19	36,223,000	38,999,152
1.125% 12/31/19	2,000,000	1,925,625
3.625% 2/15/20	42,855,000	46,715,297
1.250% 2/29/20	2,500,000	2,415,625
1.125% 3/31/20	7,500,000	7,185,938
3.500% 5/15/20	41,024,000	44,459,760
1.375% 5/31/20	16,061,000	15,553,291
2.625% 8/15/20	50,687,000	52,393,728
2.125% 8/31/20	36,000,000	36,185,623
2.000% 9/30/20	1,100,000	1,096,648
2.625% 11/15/20	44,196,000	45,575,830
2.000% 11/30/20	1,000,000	994,463
2.375% 12/31/20	16,000,000	16,252,499
2.125% 1/31/21	41,000,000	40,990,791
3.625% 2/15/21	52,140,000	56,875,881
2.000% 2/28/21	1,000,000	991,328
2.250% 3/31/21	1,100,000	1,106,273
3.125% 5/15/21	51,569,000	54,644,003
2.250% 7/31/21	15,000,000	15,050,244
2.125% 8/15/21	50,062,000	49,811,199
2.000% 8/31/21	15,000,000	14,794,922
2.125% 9/30/21	25,000,000	24,839,845
2.000% 11/15/21	37,978,000	37,384,966
2.000% 2/15/22	42,662,000	41,894,583
1.750% 5/15/22	17,936,000	17,241,156
1.625% 8/15/22	38,928,800	36,961,451
1.625% 11/15/22	35,304,700	33,362,253
2.000% 2/15/23	93,030,900	90,269,045
1.750% 5/15/23	70,514,600	66,834,619
2.500% 8/15/23	6,750,000	6,789,880
2.750% 11/15/23	30,000,000	30,750,000
2.750% 2/15/24	22,000,000	22,517,559
2.500% 5/15/24	15,000,000	15,009,815
2.375% 8/15/24	35,000,000	34,595,313

		4,249,342,246

Total Government Securities		5,205,027,579

Total Long-Term Debt Securities (93.0%) (Cost $7,796,382,720)		7,929,334,470

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	202,400
Freddie Mac
8.375%(l)*	17,000	175,100

Total Preferred Stocks (0.0%) (Cost $18,166)		377,500

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (6.2%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	204,514,200
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	203,022,832
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	116,673,115

Total Investment Companies (6.2%) (Cost $525,051,822)		524,210,147

Total Investments (99.2%) (Cost $8,321,452,708)		8,453,922,117
Other Assets Less Liabilities (0.8%)		68,223,502

Net Assets (100%)		$8,522,145,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $23,573,426 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $1,988,500 or 0.0% of net assets.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$173,758,153	$—	$173,758,153
Consumer Staples	—	190,935,735	—	190,935,735
Energy	—	286,893,126	—	286,893,126
Financials	—	1,157,334,835	—	1,157,334,835
Health Care	—	204,445,137	—	204,445,137
Industrials	—	151,979,876	—	151,979,876
Information Technology	—	159,685,937	—	159,685,937
Materials	—	134,322,192	—	134,322,192
Telecommunication Services	—	109,857,559	—	109,857,559
Utilities	—	155,094,341	—	155,094,341
Government Securities
Foreign Governments	—	229,009,925	—	229,009,925
Municipal Bonds	—	13,596,615	—	13,596,615
Supranational	—	239,740,286	—	239,740,286
U.S. Government Agencies	—	473,338,507	—	473,338,507
U.S. Treasuries	—	4,249,342,246	—	4,249,342,246
Investment Companies
Exchange Traded Funds (ETFs)	524,210,147	—	—	524,210,147
Preferred Stocks
Financials	377,500	—	—	377,500

Total Assets	$524,587,647	$7,929,334,470	$—	$8,453,922,117

Total Liabilities	$—	$—	$—	$—

Total	$524,587,647	$7,929,334,470	$—	$8,453,922,117

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$738,527,248
Long-term U.S. government debt securities	987,068,915

$1,725,596,163

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$551,388,877
Long-term U.S. government debt securities	938,908,926

$1,490,297,803

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,207,291
Aggregate gross unrealized depreciation	(34,529,827)

Net unrealized appreciation	$131,677,464

Federal income tax cost of investments	$8,322,244,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (4.0%)
Banco Bradesco S.A. (ADR)	23,013	$327,935
Cielo S.A.	30,800	501,180
Embraer S.A.	38,100	374,969
Itau Unibanco Holding S.A. (Preference) (ADR)	25,089	348,235
Natura Cosmeticos S.A.	9,900	150,457
Petroleo Brasileiro S.A. (ADR)	14,551	206,479

		1,909,255

China (8.6%)
Anhui Conch Cement Co., Ltd., Class H	102,000	325,776
China BlueChemical Ltd., Class H	634,000	275,160
China Oilfield Services Ltd., Class H	212,000	559,702
China Petroleum & Chemical Corp., Class H	374,400	327,878
China Shipping Container Lines Co., Ltd., Class H*	1,161,000	312,497
Dongfeng Motor Group Co., Ltd., Class H	146,000	239,922
Great Wall Motor Co., Ltd., Class H	73,500	285,392
Industrial & Commercial Bank of China Ltd., Class H	442,000	275,508
Jiangxi Copper Co., Ltd., Class H	246,000	404,886
Mindray Medical International Ltd. (ADR)	9,865	297,528
Weichai Power Co., Ltd., Class H	145,000	523,803
Zhejiang Expressway Co. Ltd., Class H	230,000	233,707

		4,061,759

Colombia (0.8%)
Bancolombia S.A. (ADR)	6,784	384,788

Czech Republic (0.7%)
Komercni Banka A/S	1,336	317,888

Hong Kong (0.8%)
Orient Overseas International Ltd.	71,500	395,951

India (1.5%)
HDFC Bank Ltd. (ADR)	6,302	293,547
ICICI Bank Ltd. (ADR)	8,000	392,800

		686,347

Indonesia (1.1%)
PT Bank Rakyat Indonesia (Persero) Tbk	315,000	269,502
PT Indofood Sukses Makmur Tbk	456,000	261,961

		531,463

Malaysia (0.5%)
AMMB Holdings Bhd	117,000	245,021

Mexico (1.1%)
Controladora Comercial Mexicana S.A.B. de C.V.	145,200	542,615

South Africa (1.7%)
African Rainbow Minerals Ltd.	12,901	163,830
Anglo American Platinum Ltd.*	1,857	60,254
Impala Platinum Holdings Ltd.*	18,985	146,391
Investec Ltd.	49,206	413,832

		784,307

South Korea (4.1%)
CJ Corp.	2,568	423,437
Hyundai Mobis Co., Ltd.	1,270	309,301
KT Corp.	8,060	261,983
POSCO	1,276	397,220
Samsung Electronics Co., Ltd.	471	528,466

		1,920,407

Taiwan (1.9%)
Advanced Semiconductor Engineering, Inc.	447,000	520,186
Uni-President Enterprises Corp.	215,760	374,501

		894,687

Thailand (0.9%)
Kasikornbank PCL	38,700	279,284
PTT Global Chemical PCL	86,700	163,106

		442,390

Turkey (0.6%)
Akbank TAS	57,698	188,056
Turkiye Garanti Bankasi A/S	33,234	116,787

		304,843

Total Common Stocks (28.3%) (Cost $14,009,344)		13,421,721

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(49.0%)
iShares® Core MSCI Emerging Markets ETF	154,203	7,716,318
iShares® MSCI Emerging Markets ETF	185,304	7,701,234
Vanguard FTSE Emerging Markets ETF	186,361	7,773,118

Total Investment Companies (49.0%) (Cost $23,553,615)		23,190,670

Total Investments (77.3%) (Cost $37,562,959)		36,612,391
Other Assets Less Liabilities (22.7%)		10,732,498

Net Assets (100%)		$47,344,889

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	1.8%
Consumer Staples	2.8
Energy	2.3
Exchange Traded Funds	49.0
Financials	8.1
Health Care	0.6
Industrials	4.8
Information Technology	3.3
Materials	4.1
Telecommunication Services	0.5
Cash and Other	22.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI Emerging Market Index	210	December-14	$11,288,997	$10,528,350	$(760,647)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$834,615	$—	$834,615
Consumer Staples	693,072	636,462	—	1,329,534
Energy	206,479	887,580	—	1,094,059
Financials	1,747,305	2,105,878	—	3,853,183
Health Care	297,528	—	—	297,528
Industrials	374,969	1,889,395	—	2,264,364
Information Technology	501,180	1,048,652	—	1,549,832
Materials	—	1,936,623	—	1,936,623
Telecommunication Services	—	261,983	—	261,983
Investment Companies
Exchange Traded Funds (ETFs)	23,190,670	—	—	23,190,670

Total Assets	$27,011,203	$9,601,188	$—	$36,612,391

Liabilities:
Futures	$(760,647)	$—	$—	$(760,647)

Total Liabilities	$(760,647)	$—	$—	$(760,647)

Total	$26,250,556	$9,601,188	$—	$35,851,744

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,497,361
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$913,591

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$547,563
Aggregate gross unrealized depreciation	(1,499,103)

Net unrealized depreciation	$(951,540)

Federal income tax cost of investments	$37,563,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.4%)
BorgWarner, Inc.	54,170	$2,849,884
Delphi Automotive plc	71,036	4,357,348
Goodyear Tire & Rubber Co.	65,200	1,472,542
Johnson Controls, Inc.	157,900	6,947,600

		15,627,374

Automobiles (0.6%)
Ford Motor Co.	919,698	13,602,334
General Motors Co.	319,594	10,207,832
Harley-Davidson, Inc.	51,550	3,000,210

		26,810,376

Distributors (0.1%)
Genuine Parts Co.	36,310	3,184,750

Diversified Consumer Services (0.0%)
H&R Block, Inc.	65,200	2,021,852

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	106,800	4,290,156
Chipotle Mexican Grill, Inc.*	7,401	4,933,433
Darden Restaurants, Inc.	31,350	1,613,271
Marriott International, Inc., Class A	51,677	3,612,222
McDonald’s Corp.	232,850	22,076,508
Starbucks Corp.	178,150	13,443,199
Starwood Hotels & Resorts Worldwide, Inc.	45,150	3,756,932
Wyndham Worldwide Corp.	29,695	2,413,016
Wynn Resorts Ltd.	19,229	3,597,361
Yum! Brands, Inc.	104,230	7,502,475

		67,238,573

Household Durables (0.4%)
D.R. Horton, Inc.	78,600	1,612,872
Garmin Ltd.	28,760	1,495,232
Harman International Industries, Inc.	16,150	1,583,346
Leggett & Platt, Inc.	32,500	1,134,900
Lennar Corp., Class A	42,150	1,636,685
Mohawk Industries, Inc.*	14,700	1,981,854
Newell Rubbermaid, Inc.	64,926	2,234,104
PulteGroup, Inc.	80,207	1,416,456
Whirlpool Corp.	18,516	2,696,855

		15,792,304

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	89,880	28,980,907
Expedia, Inc.	23,539	2,062,487
Netflix, Inc.*	14,260	6,433,827
Priceline Group, Inc.*	12,456	14,431,272
TripAdvisor, Inc.*	26,409	2,414,311

		54,322,804

Leisure Products (0.1%)
Hasbro, Inc.	27,208	1,496,304
Mattel, Inc.	80,100	2,455,065

		3,951,369

Media (3.5%)
Cablevision Systems Corp. - New York Group, Class A	51,400	900,014
CBS Corp. (Non-Voting), Class B	114,900	6,147,150
Comcast Corp., Class A	613,700	33,004,786
DIRECTV*	119,110	10,305,397
Discovery Communications, Inc., Class A*	35,066	1,325,495
Discovery Communications, Inc., Class C*	64,766	2,414,476
Gannett Co., Inc.	53,500	1,587,345
Interpublic Group of Cos., Inc.	99,926	1,830,644
News Corp., Class A*	118,050	1,930,118
Omnicom Group, Inc.	59,550	4,100,613
Scripps Networks Interactive, Inc., Class A	24,561	1,917,968
Time Warner Cable, Inc.	66,097	9,484,259
Time Warner, Inc.	202,700	15,245,067
Twenty-First Century Fox, Inc., Class A	446,600	15,313,914
Viacom, Inc., Class B	90,300	6,947,682
Walt Disney Co.	374,502	33,341,913

		145,796,841

Multiline Retail (0.7%)
Dollar General Corp.*	71,950	4,396,864
Dollar Tree, Inc.*	48,760	2,733,973
Family Dollar Stores, Inc.	22,690	1,752,575
Kohl’s Corp.	48,520	2,961,176
Macy’s, Inc.	83,722	4,870,946
Nordstrom, Inc.	33,770	2,308,855
Target Corp.	150,270	9,418,924

		28,443,313

Specialty Retail (2.1%)
AutoNation, Inc.*	18,519	931,691
AutoZone, Inc.*	7,730	3,939,672
Bed Bath & Beyond, Inc.*	47,900	3,153,257
Best Buy Co., Inc.	68,775	2,310,152
CarMax, Inc.*	51,956	2,413,356
GameStop Corp., Class A	26,673	1,098,927
Gap, Inc.	64,955	2,707,974
Home Depot, Inc.	319,168	29,280,472
L Brands, Inc.	58,217	3,899,375
Lowe’s Cos., Inc.	234,030	12,384,868
O’Reilly Automotive, Inc.*	24,634	3,703,968
PetSmart, Inc.	23,560	1,651,320
Ross Stores, Inc.	49,770	3,761,617
Staples, Inc.	152,745	1,848,214
Tiffany & Co.	26,660	2,567,625
TJX Cos., Inc.	164,300	9,721,631
Tractor Supply Co.	32,615	2,006,149
Urban Outfitters, Inc.*	24,178	887,333

		88,267,601

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	65,100	2,318,211
Fossil Group, Inc.*	11,032	1,035,905
Michael Kors Holdings Ltd.*	48,668	3,474,409
NIKE, Inc., Class B	166,750	14,874,100
PVH Corp.	19,556	2,369,209
Ralph Lauren Corp.	14,400	2,372,112
Under Armour, Inc., Class A*	39,416	2,723,646
VF Corp.	81,750	5,397,952

		34,565,544

Total Consumer Discretionary		486,022,701

Consumer Staples (9.4%)
Beverages (2.2%)
Brown-Forman Corp., Class B	37,475	3,380,995
Coca-Cola Co.	936,016	39,930,443
Coca-Cola Enterprises, Inc.	53,550	2,375,478
Constellation Brands, Inc., Class A*	39,750	3,464,610
Dr. Pepper Snapple Group, Inc.	46,275	2,975,945
Molson Coors Brewing Co., Class B	37,750	2,810,110
Monster Beverage Corp.*	34,090	3,125,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	357,303	$33,261,336

		91,323,947

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	103,950	13,027,014
CVS Health Corp.	274,645	21,858,996
Kroger Co.	115,900	6,026,800
Safeway, Inc.	54,600	1,872,780
Sysco Corp.	139,100	5,278,845
Walgreen Co.	208,650	12,366,685
Wal-Mart Stores, Inc.	374,418	28,631,744
Whole Foods Market, Inc.	85,650	3,264,122

		92,326,986

Food Products (1.6%)
Archer-Daniels-Midland Co.	153,066	7,821,673
Campbell Soup Co.	42,400	1,811,752
ConAgra Foods, Inc.	100,150	3,308,956
General Mills, Inc.	145,200	7,325,340
Hershey Co.	35,400	3,378,222
Hormel Foods Corp.	31,858	1,637,183
J.M. Smucker Co.	24,147	2,390,311
Kellogg Co.	60,600	3,732,960
Keurig Green Mountain, Inc.	28,869	3,756,723
Kraft Foods Group, Inc.	140,827	7,942,643
McCormick & Co., Inc. (Non-Voting)	30,750	2,057,175
Mead Johnson Nutrition Co.	47,950	4,613,749
Mondelez International, Inc., Class A	399,731	13,696,783
Tyson Foods, Inc., Class A	69,450	2,734,246

		66,207,716

Household Products (1.9%)
Clorox Co.	30,550	2,934,022
Colgate-Palmolive Co.	203,550	13,275,531
Kimberly-Clark Corp.	88,694	9,540,813
Procter & Gamble Co.	642,055	53,765,686

		79,516,052

Personal Products (0.1%)
Avon Products, Inc.	103,050	1,298,430
Estee Lauder Cos., Inc., Class A	53,350	3,986,312

		5,284,742

Tobacco (1.4%)
Altria Group, Inc.	470,300	21,605,582
Lorillard, Inc.	85,372	5,114,636
Philip Morris International, Inc.	370,450	30,895,530
Reynolds American, Inc.	73,050	4,309,950

		61,925,698

Total Consumer Staples		396,585,141

Energy (9.6%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	103,157	6,711,394
Cameron International Corp.*	48,124	3,194,471
Diamond Offshore Drilling, Inc.	15,897	544,790
Ensco plc, Class A	55,420	2,289,400
FMC Technologies, Inc.*	55,660	3,022,895
Halliburton Co.	201,650	13,008,442
Helmerich & Payne, Inc.	25,669	2,512,225
Nabors Industries Ltd.	68,600	1,561,336
National Oilwell Varco, Inc.	101,997	7,761,972
Noble Corp. plc	60,280	1,339,422
Schlumberger Ltd.	307,438	31,263,370
Transocean Ltd.	80,702	2,580,043

		75,789,760

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	119,994	12,172,191
Apache Corp.	90,680	8,512,132
Cabot Oil & Gas Corp.	98,936	3,234,218
Chesapeake Energy Corp.	123,100	2,830,069
Chevron Corp.	450,284	53,727,887
Cimarex Energy Co.	20,652	2,613,098
ConocoPhillips Co.	291,584	22,312,008
CONSOL Energy, Inc.	54,550	2,065,263
Denbury Resources, Inc.	83,502	1,255,035
Devon Energy Corp.	91,200	6,218,016
EOG Resources, Inc.	129,800	12,852,796
EQT Corp.	35,917	3,287,842
Exxon Mobil Corp.#	1,011,280	95,110,884
Hess Corp.	62,050	5,852,556
Kinder Morgan, Inc.	155,987	5,980,542
Marathon Oil Corp.	159,914	6,011,167
Marathon Petroleum Corp.	67,207	5,690,417
Murphy Oil Corp.	39,550	2,250,790
Newfield Exploration Co.*	32,400	1,201,068
Noble Energy, Inc.	85,406	5,838,354
Occidental Petroleum Corp.	184,850	17,773,327
ONEOK, Inc.	49,314	3,232,533
Phillips 66	132,542	10,776,990
Pioneer Natural Resources Co.	33,929	6,682,995
QEP Resources, Inc.	39,239	1,207,776
Range Resources Corp.	40,019	2,713,688
Southwestern Energy Co.*	83,743	2,926,818
Spectra Energy Corp.	159,056	6,244,539
Tesoro Corp.	30,404	1,854,036
Valero Energy Corp.	125,185	5,792,310
Williams Cos., Inc.	159,450	8,825,557

		327,046,902

Total Energy		402,836,662

Financials (16.1%)
Banks (6.0%)
Bank of America Corp.	2,493,621	42,516,238
BB&T Corp.	170,600	6,348,026
Citigroup, Inc.	718,900	37,253,398
Comerica, Inc.	42,850	2,136,501
Fifth Third Bancorp	197,817	3,960,296
Huntington Bancshares, Inc./Ohio	193,688	1,884,584
JPMorgan Chase & Co.	891,891	53,727,514
KeyCorp	207,900	2,771,307
M&T Bank Corp.	31,300	3,858,977
PNC Financial Services Group, Inc.	128,179	10,969,559
Regions Financial Corp.	326,852	3,281,594
SunTrust Banks, Inc./Georgia	125,900	4,787,977
U.S. Bancorp/Minnesota	427,245	17,871,658
Wells Fargo & Co.	1,126,503	58,431,711
Zions Bancorp	48,050	1,396,333

		251,195,673

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	13,211	2,646,956
Ameriprise Financial, Inc.	44,407	5,478,936
Bank of New York Mellon Corp.	268,319	10,391,995
BlackRock, Inc.	29,914	9,821,365
Charles Schwab Corp.	271,955	7,992,757
E*TRADE Financial Corp.*	68,440	1,546,060
Franklin Resources, Inc.	93,401	5,100,629
Goldman Sachs Group, Inc.	97,192	17,841,535
Invesco Ltd.	102,601	4,050,688
Legg Mason, Inc.	24,163	1,236,179
Morgan Stanley	363,113	12,552,816
Northern Trust Corp.	52,500	3,571,575
State Street Corp.	100,420	7,391,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
T. Rowe Price Group, Inc.	62,386	$4,891,062

		94,514,469

Consumer Finance (0.9%)
American Express Co.	213,410	18,681,912
Capital One Financial Corp.	133,094	10,863,132
Discover Financial Services	109,521	7,052,057
Navient Corp.	99,442	1,761,118

		38,358,219

Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	432,282	59,715,435
CME Group, Inc./Illinois	74,915	5,989,829
Intercontinental Exchange, Inc.	26,916	5,249,966
Leucadia National Corp.	75,142	1,791,385
McGraw Hill Financial, Inc.	64,250	5,425,913
Moody’s Corp.	44,076	4,165,182
NASDAQ OMX Group, Inc.	27,973	1,186,615

		83,524,325

Insurance (2.8%)
ACE Ltd.	79,627	8,350,483
Aflac, Inc.	107,400	6,256,050
Allstate Corp.	102,776	6,307,363
American International Group, Inc.	338,349	18,277,613
Aon plc	68,875	6,038,271
Assurant, Inc.	16,930	1,088,599
Chubb Corp.	57,000	5,191,560
Cincinnati Financial Corp.	34,913	1,642,657
Genworth Financial, Inc., Class A*	117,720	1,542,132
Hartford Financial Services Group, Inc.	106,150	3,954,088
Lincoln National Corp.	61,878	3,315,423
Loews Corp.	72,297	3,011,893
Marsh & McLennan Cos., Inc.	129,050	6,754,477
MetLife, Inc.	266,699	14,327,070
Principal Financial Group, Inc.	64,800	3,400,056
Progressive Corp.	127,600	3,225,728
Prudential Financial, Inc.	109,100	9,594,254
Torchmark Corp.	30,962	1,621,480
Travelers Cos., Inc.	80,374	7,550,334
Unum Group	60,420	2,077,240
XL Group plc	62,950	2,088,051

		115,614,822

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	93,942	8,795,789
Apartment Investment & Management Co. (REIT), Class A	34,633	1,102,022
AvalonBay Communities, Inc. (REIT)	31,114	4,386,141
Boston Properties, Inc. (REIT)	36,330	4,205,561
Crown Castle International Corp. (REIT)	79,160	6,374,755
Equity Residential (REIT)	85,780	5,282,332
Essex Property Trust, Inc. (REIT)	15,057	2,691,439
General Growth Properties, Inc. (REIT)	148,754	3,503,157
HCP, Inc. (REIT)	108,758	4,318,780
Health Care REIT, Inc. (REIT)	76,833	4,792,074
Host Hotels & Resorts, Inc. (REIT)	179,489	3,828,500
Kimco Realty Corp. (REIT)	97,430	2,134,691
Macerich Co. (REIT)	33,340	2,128,092
Plum Creek Timber Co., Inc. (REIT)	41,970	1,637,250
Prologis, Inc. (REIT)	118,522	4,468,279
Public Storage (REIT)	34,410	5,706,554
Simon Property Group, Inc. (REIT)	73,725	12,121,865
Ventas, Inc. (REIT)	69,766	4,322,004
Vornado Realty Trust (REIT)	41,405	4,138,844
Weyerhaeuser Co. (REIT)	125,229	3,989,796

		89,927,925

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	66,130	1,966,706

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	114,064	1,108,702
People’s United Financial, Inc.	73,543	1,064,167

		2,172,869

Total Financials		677,275,008

Health Care (13.8%)
Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc.*	46,900	7,776,958
Amgen, Inc.	180,130	25,301,060
Biogen Idec, Inc.*	56,039	18,538,262
Celgene Corp.*	189,600	17,970,288
Gilead Sciences, Inc.*	358,450	38,157,002
Regeneron Pharmaceuticals, Inc.*	17,534	6,321,358
Vertex Pharmaceuticals, Inc.*	56,433	6,337,990

		120,402,918

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	356,550	14,828,914
Baxter International, Inc.	128,450	9,218,857
Becton, Dickinson and Co.	45,500	5,178,355
Boston Scientific Corp.*	314,356	3,712,544
C.R. Bard, Inc.	17,700	2,525,967
CareFusion Corp.*	48,087	2,175,937
Covidien plc	107,146	9,269,200
DENTSPLY International, Inc.	33,580	1,531,248
Edwards Lifesciences Corp.*	25,129	2,566,927
Intuitive Surgical, Inc.*	8,563	3,954,565
Medtronic, Inc.	232,250	14,387,888
St. Jude Medical, Inc.	67,472	4,057,091
Stryker Corp.	70,900	5,725,175
Varian Medical Systems, Inc.*	24,488	1,961,979
Zimmer Holdings, Inc.	40,050	4,027,028

		85,121,675

Health Care Providers & Services (2.1%)
Aetna, Inc.	84,078	6,810,318
AmerisourceBergen Corp.	50,550	3,907,515
Cardinal Health, Inc.	79,825	5,980,489
Cigna Corp.	62,550	5,672,659
DaVita HealthCare Partners, Inc.*	40,738	2,979,577
Express Scripts Holding Co.*	176,755	12,484,206
Humana, Inc.	36,600	4,768,614
Laboratory Corp. of America Holdings*	20,150	2,050,262
McKesson Corp.	54,931	10,693,418
Patterson Cos., Inc.	20,500	849,315
Quest Diagnostics, Inc.	34,250	2,078,290
Tenet Healthcare Corp.*	23,225	1,379,333
UnitedHealth Group, Inc.	230,400	19,872,000
Universal Health Services, Inc., Class B	21,650	2,262,425
WellPoint, Inc.	65,050	7,781,281

		89,569,702

Health Care Technology (0.1%)
Cerner Corp.*	71,942	4,285,585

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	79,073	4,505,580
PerkinElmer, Inc.	26,750	1,166,300
Thermo Fisher Scientific, Inc.	94,600	11,512,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	19,900	$1,972,488

		19,157,188

Pharmaceuticals (6.2%)
AbbVie, Inc.	377,450	21,801,512
Actavis plc*	62,662	15,119,087
Allergan, Inc.	70,500	12,562,395
Bristol-Myers Squibb Co.	393,123	20,120,035
Eli Lilly & Co.	233,160	15,120,426
Hospira, Inc.*	40,010	2,081,720
Johnson & Johnson	668,760	71,283,128
Mallinckrodt plc*	26,876	2,422,871
Merck & Co., Inc.	684,017	40,548,528
Mylan, Inc.*	88,650	4,032,689
Perrigo Co. plc	31,739	4,766,881
Pfizer, Inc.	1,503,590	44,461,156
Zoetis, Inc.	118,824	4,390,547

		258,710,975

Total Health Care		577,248,043

Industrials (10.2%)
Aerospace & Defense (2.6%)
Boeing Co.	158,924	20,243,739
General Dynamics Corp.	75,300	9,569,877
Honeywell International, Inc.	185,562	17,279,534
L-3 Communications Holdings, Inc.	20,450	2,431,914
Lockheed Martin Corp.	64,008	11,699,382
Northrop Grumman Corp.	49,320	6,498,403
Precision Castparts Corp.	34,050	8,065,764
Raytheon Co.	73,700	7,489,394
Rockwell Collins, Inc.	32,050	2,515,925
Textron, Inc.	66,200	2,382,538
United Technologies Corp.	201,750	21,304,800

		109,481,270

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	34,902	2,314,700
Expeditors International of Washington, Inc.	46,248	1,876,744
FedEx Corp.	62,960	10,164,892
United Parcel Service, Inc., Class B	166,800	16,394,772

		30,751,108

Airlines (0.3%)
Delta Air Lines, Inc.	199,873	7,225,409
Southwest Airlines Co.	162,418	5,484,856

		12,710,265

Building Products (0.1%)
Allegion plc	22,738	1,083,238
Masco Corp.	84,500	2,021,240

		3,104,478

Commercial Services & Supplies (0.5%)
ADT Corp.	41,218	1,461,590
Cintas Corp.	22,900	1,616,511
Iron Mountain, Inc. (REIT)	40,738	1,330,096
Pitney Bowes, Inc.	48,050	1,200,769
Republic Services, Inc.	59,851	2,335,386
Stericycle, Inc.*	20,115	2,344,604
Tyco International Ltd.	105,136	4,685,912
Waste Management, Inc.	102,856	4,888,746

		19,863,614

Construction & Engineering (0.1%)
Fluor Corp.	37,350	2,494,607
Jacobs Engineering Group, Inc.*	31,514	1,538,513
Quanta Services, Inc.*	51,400	1,865,306

		5,898,426

Electrical Equipment (0.6%)
AMETEK, Inc.	58,248	2,924,632
Eaton Corp. plc	112,825	7,149,720
Emerson Electric Co.	165,500	10,356,990
Rockwell Automation, Inc.	32,700	3,593,076

		24,024,418

Industrial Conglomerates (2.3%)
3M Co.	153,650	21,769,132
Danaher Corp.	144,550	10,982,909
General Electric Co.	2,379,333	60,958,512
Roper Industries, Inc.	23,705	3,467,804

		97,178,357

Machinery (1.6%)
Caterpillar, Inc.	148,900	14,745,567
Cummins, Inc.	40,550	5,351,789
Deere & Co.	85,000	6,969,150
Dover Corp.	39,500	3,173,035
Flowserve Corp.	32,441	2,287,739
Illinois Tool Works, Inc.	86,495	7,301,908
Ingersoll-Rand plc	63,415	3,574,069
Joy Global, Inc.	23,250	1,268,055
PACCAR, Inc.	84,100	4,783,188
Pall Corp.	25,300	2,117,610
Parker-Hannifin Corp.	35,300	4,029,495
Pentair plc	45,658	2,990,143
Snap-on, Inc.	13,800	1,670,904
Stanley Black & Decker, Inc.	37,046	3,289,314
Xylem, Inc.	43,300	1,536,717

		65,088,683

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,606	1,010,947
Equifax, Inc.	28,850	2,156,249
Nielsen N.V.	72,121	3,197,124
Robert Half International, Inc.	32,600	1,597,400

		7,961,720

Road & Rail (1.0%)
CSX Corp.	237,000	7,598,220
Kansas City Southern	26,190	3,174,228
Norfolk Southern Corp.	73,400	8,191,440
Ryder System, Inc.	12,600	1,133,622
Union Pacific Corp.	212,800	23,071,776

		43,169,286

Trading Companies & Distributors (0.2%)
Fastenal Co.	64,716	2,905,748
United Rentals, Inc.*	22,750	2,527,525
W.W. Grainger, Inc.	14,450	3,636,343

		9,069,616

Total Industrials		428,301,241

Information Technology (19.5%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	1,209,150	30,434,305
F5 Networks, Inc.*	17,550	2,083,887
Harris Corp.	24,834	1,648,978
Juniper Networks, Inc.	95,190	2,108,458
Motorola Solutions, Inc.	52,324	3,311,063
QUALCOMM, Inc.	397,410	29,714,346

		69,301,037

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	37,166	3,711,397
Corning, Inc.	306,142	5,920,786
FLIR Systems, Inc.	33,607	1,053,243
Jabil Circuit, Inc.	47,380	955,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	97,020	$5,364,236

		17,005,317

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	42,248	2,526,430
eBay, Inc.*	267,800	15,165,514
Facebook, Inc., Class A*	462,391	36,547,385
Google, Inc., Class A*	67,399	39,658,245
Google, Inc., Class C*	67,399	38,913,487
VeriSign, Inc.*	26,650	1,468,948
Yahoo!, Inc.*	219,327	8,937,575

		143,217,584

IT Services (3.3%)
Accenture plc, Class A	149,700	12,173,604
Alliance Data Systems Corp.*	13,200	3,277,164
Automatic Data Processing, Inc.	114,060	9,476,105
Cognizant Technology Solutions Corp., Class A*	144,150	6,453,595
Computer Sciences Corp.	34,400	2,103,560
Fidelity National Information Services, Inc.	67,649	3,808,639
Fiserv, Inc.*	59,100	3,819,928
International Business Machines Corp.	220,017	41,765,827
MasterCard, Inc., Class A	233,400	17,252,928
Paychex, Inc.	77,485	3,424,837
Teradata Corp.*	36,715	1,539,093
Total System Services, Inc.	39,185	1,213,168
Visa, Inc., Class A	116,743	24,909,454
Western Union Co.	125,579	2,014,287
Xerox Corp.	257,016	3,400,322

		136,632,511

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	73,250	2,620,885
Analog Devices, Inc.	74,500	3,687,005
Applied Materials, Inc.	288,900	6,243,129
Avago Technologies Ltd.	59,667	5,191,029
Broadcom Corp., Class A	127,500	5,153,550
First Solar, Inc.*	17,800	1,171,418
Intel Corp.	1,174,030	40,879,725
KLA-Tencor Corp.	39,200	3,088,176
Lam Research Corp.	38,438	2,871,319
Linear Technology Corp.	56,550	2,510,254
Microchip Technology, Inc.	47,486	2,242,764
Micron Technology, Inc.*	253,900	8,698,614
NVIDIA Corp.	122,050	2,251,822
Texas Instruments, Inc.	253,131	12,071,817
Xilinx, Inc.	63,650	2,695,578

		101,377,085

Software (3.8%)
Adobe Systems, Inc.*	112,030	7,751,356
Autodesk, Inc.*	53,880	2,968,788
CA, Inc.	75,945	2,121,903
Citrix Systems, Inc.*	39,000	2,782,260
Electronic Arts, Inc.*	74,130	2,639,769
Intuit, Inc.	67,300	5,898,845
Microsoft Corp.	1,953,923	90,583,870
Oracle Corp.	771,117	29,518,359
Red Hat, Inc.*	44,830	2,517,205
Salesforce.com, Inc.*	136,472	7,851,234
Symantec Corp.	163,700	3,848,587

		158,482,176

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	1,419,926	143,057,545
EMC Corp.	481,030	14,074,938
Hewlett-Packard Co.	442,519	15,696,149
NetApp, Inc.	75,680	3,251,213
SanDisk Corp.	53,180	5,208,981
Seagate Technology plc	77,490	4,437,852
Western Digital Corp.	52,170	5,077,184

		190,803,862

Total Information Technology		816,819,572

Materials (3.4%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	45,450	5,916,681
Airgas, Inc.	15,909	1,760,331
CF Industries Holdings, Inc.	11,795	3,293,400
Dow Chemical Co.	266,151	13,956,958
E.I. du Pont de Nemours & Co.	217,000	15,571,920
Eastman Chemical Co.	35,350	2,859,462
Ecolab, Inc.	63,941	7,342,345
FMC Corp.	31,560	1,804,916
International Flavors & Fragrances, Inc.	19,250	1,845,690
LyondellBasell Industries N.V., Class A	100,827	10,955,862
Monsanto Co.	124,398	13,996,019
Mosaic Co.	75,510	3,353,399
PPG Industries, Inc.	32,700	6,433,398
Praxair, Inc.	69,250	8,933,250
Sherwin-Williams Co.	19,700	4,314,103
Sigma-Aldrich Corp.	28,200	3,835,482

		106,173,216

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,623	1,885,490
Vulcan Materials Co.	31,050	1,870,141

		3,755,631

Containers & Packaging (0.2%)
Avery Dennison Corp.	22,200	991,230
Ball Corp.	32,800	2,075,256
Bemis Co., Inc.	23,650	899,173
MeadWestvaco Corp.	39,909	1,633,874
Owens-Illinois, Inc.*	39,032	1,016,784
Sealed Air Corp.	50,234	1,752,162

		8,368,479

Metals & Mining (0.5%)
Alcoa, Inc.	278,898	4,487,469
Allegheny Technologies, Inc.	25,750	955,325
Freeport-McMoRan, Inc.	246,388	8,044,568
Newmont Mining Corp.	118,250	2,725,663
Nucor Corp.	75,600	4,103,568

		20,316,593

Paper & Forest Products (0.1%)
International Paper Co.	101,235	4,832,959

Total Materials		143,446,878

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,229,745	43,336,214
CenturyLink, Inc.	135,190	5,527,919
Frontier Communications Corp.	237,580	1,546,646
Verizon Communications, Inc.	982,936	49,136,971
Windstream Holdings, Inc.	142,876	1,540,203

Total Telecommunication Services		101,087,953

Utilities (3.0%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	115,880	6,050,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	167,700	$12,538,929
Edison International	77,250	4,319,820
Entergy Corp.	42,600	3,294,258
Exelon Corp.	203,720	6,944,815
FirstEnergy Corp.	99,632	3,344,646
NextEra Energy, Inc.	103,450	9,711,886
Northeast Utilities	74,894	3,317,804
Pepco Holdings, Inc.	59,505	1,592,354
Pinnacle West Capital Corp.	26,150	1,428,836
PPL Corp.	157,538	5,173,548
Southern Co.	212,350	9,269,077
Xcel Energy, Inc.	119,795	3,641,768

		70,627,836

Gas Utilities (0.0%)
AGL Resources, Inc.	28,310	1,453,435

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	157,750	2,236,895
NRG Energy, Inc.	80,068	2,440,473

		4,677,368

Multi-Utilities (1.2%)
Ameren Corp.	57,500	2,203,975
CenterPoint Energy, Inc.	101,900	2,493,493
CMS Energy Corp.	65,200	1,933,832
Consolidated Edison, Inc.	69,450	3,935,037
Dominion Resources, Inc.	138,146	9,544,507
DTE Energy Co.	41,950	3,191,556
Integrys Energy Group, Inc.	18,974	1,229,895
NiSource, Inc.	74,759	3,063,624
PG&E Corp.	111,750	5,033,220
Public Service Enterprise Group, Inc.	119,950	4,466,938
SCANA Corp.	33,661	1,669,922
Sempra Energy	54,822	5,777,142
TECO Energy, Inc.	55,300	961,114
Wisconsin Energy Corp.	53,454	2,298,522

		47,802,777

Total Utilities		124,561,416

Total Investments (99.0%) (Cost $2,364,097,149)		4,154,184,615
Other Assets Less Liabilities (1.0%)		40,799,755

Net Assets (100%)		$4,194,984,370

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $16,646,850.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	317	December-14	$31,453,858	$31,153,175	$(300,683)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$484,439,355	$1,583,346	$—	$486,022,701
Consumer Staples	396,585,141	—	—	396,585,141
Energy	402,836,662	—	—	402,836,662
Financials	677,275,008	—	—	677,275,008
Health Care	577,248,043	—	—	577,248,043
Industrials	428,301,241	—	—	428,301,241
Information Technology	816,819,572	—	—	816,819,572
Materials	143,446,878	—	—	143,446,878
Telecommunication Services	101,087,953	—	—	101,087,953
Utilities	124,561,416	—	—	124,561,416

Total Assets	$4,152,601,269	$1,583,346	$—	$4,154,184,615

Liabilities:
Futures	$(300,683)	$—	$—	$(300,683)

Total Liabilities	$(300,683)	$—	$—	$(300,683)

Total	$4,152,300,586	$1,583,346	$—	$4,153,883,932

(a)	A security with a market value of $3,380,995 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,583,346 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014. were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$104,923,415
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$167,322,204

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,929,329,133
Aggregate gross unrealized depreciation	(177,878,804)

Net unrealized appreciation	$1,751,450,329

Federal income tax cost of investments	$2,402,734,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.5%)
Auto Components (5.8%)
Cooper Tire & Rubber Co.	125,000	$3,587,500
TRW Automotive Holdings Corp.*	125,000	12,656,250

		16,243,750

Diversified Consumer Services (0.0%)
Ascent Capital Group, Inc., Class A*	1,000	60,200

Hotels, Restaurants & Leisure (5.4%)
Bally Technologies, Inc.*	120,000	9,684,000
Belmond Ltd., Class A*	20,000	233,200
Dover Motorsports, Inc.	80,216	185,299
Einstein Noah Restaurant Group, Inc.	40,000	806,400
Eldorado Resorts, Inc.*	70,922	301,418
International Game Technology	200,000	3,374,000
Multimedia Games Holding Co., Inc.*	8,000	288,080
Tim Hortons, Inc.	2,000	157,620

		15,030,017

Household Durables (1.0%)
Blyth, Inc.	16,000	129,920
Cobra Electronics Corp.(b)*	5,000	21,400
Indesit Co. SpA*	86,200	1,162,784
Nobility Homes, Inc.*	8,000	84,000
Sony Corp. (ADR)	70,000	1,262,800

		2,660,904

Media (12.6%)
ACME Communications, Inc.*	38,000	1,520
AMC Networks, Inc., Class A*	10,000	584,200
Beasley Broadcasting Group, Inc., Class A	48,102	257,827
Cablevision Systems Corp. - New York Group, Class A	100,000	1,751,000
Clear Channel Outdoor Holdings, Inc., Class A	250,000	1,685,000
Crown Media Holdings, Inc., Class A*	50,000	160,000
DIRECTV*	90,000	7,786,800
DISH Network Corp., Class A*	1,000	64,580
Interpublic Group of Cos., Inc.	260,000	4,763,200
Journal Communications, Inc., Class A*	120,000	1,011,600
Liberty Global plc*	8,000	331,170
Liberty Media Corp.*	2,000	94,170
LIN Media LLC, Class A*	260,000	5,772,000
Loral Space & Communications, Inc.*	4,000	287,240
Media General, Inc.*	85,000	1,114,350
Salem Communications Corp., Class A	23,000	175,030
Sky Deutschland AG*	150,000	1,274,859
Telenet Group Holding N.V.*	75,000	4,310,158
Time Warner Cable, Inc.	25,000	3,587,250
Time Warner, Inc.	5,000	376,050

		35,388,004

Multiline Retail (0.3%)
Family Dollar Stores, Inc.	12,500	965,500

Specialty Retail (0.4%)
Pep Boys-Manny, Moe & Jack*	125,049	1,114,187

Total Consumer Discretionary		71,462,562

Consumer Staples (7.2%)
Food & Staples Retailing (3.4%)
Safeway, Inc.	280,000	9,604,000

Food Products (3.1%)
Annie’s, Inc.*	90,000	4,131,000
GrainCorp Ltd., Class A	58,000	434,185
Parmalat S.p.A.	810,000	2,557,676
Pinnacle Foods, Inc.	5,000	163,250
Tootsie Roll Industries, Inc.	45,050	1,260,950
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	20,000	127,305

		8,674,366

Personal Products (0.4%)
Avon Products, Inc.	82,000	1,033,200

Tobacco (0.3%)
Lorillard, Inc.	13,000	778,830

Total Consumer Staples		20,090,396

Energy (6.8%)
Energy Equipment & Services (3.3%)
Bolt Technology Corp.	78,966	1,732,514
Cameron International Corp.*	2,000	132,760
Dresser-Rand Group, Inc.*	90,000	7,403,400
Rowan Cos., plc, Class A	3,000	75,930

		9,344,604

Oil, Gas & Consumable Fuels (3.5%)
Alvopetro Energy Ltd.*	320,000	185,723
Anadarko Petroleum Corp.	2,000	202,880
Athlon Energy, Inc.*	100,000	5,823,000
Atlas Resource Partners LP	1	19
Dragon Oil plc	30,000	290,105
Gulf Coast Ultra Deep Royalty Trust*	350,000	700,000
Kodiak Oil & Gas Corp.*	190,000	2,578,300
WesternZagros Resources Ltd.(b)*	40,000	27,501

		9,807,528

Total Energy		19,152,132

Financials (11.5%)
Banks (1.1%)
Bank of Kentucky Financial Corp.	14,000	647,220
First Niagara Financial Group, Inc.	65,000	541,450
Flushing Financial Corp.	56,000	1,023,120
Sterling Bancorp/Delaware	68,211	872,419

		3,084,209

Capital Markets (0.3%)
BKF Capital Group, Inc.*	12,000	16,680
Legg Mason, Inc.	5,000	255,800
SWS Group, Inc.*	80,000	551,200

		823,680

Diversified Financial Services (1.2%)
Investment AB Kinnevik, Class B	13,000	469,665
Pohjola Bank Oyj, Class A†	144,000	2,906,429

		3,376,094

Insurance (5.0%)
Aspen Insurance Holdings Ltd.	3,000	128,310
National Interstate Corp.	98,000	2,734,200
Pethealth, Inc.*	1,000	2,473
Protective Life Corp.	160,000	11,105,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Schweizerische National-Versicherungs-Gesellschaft AG (Registered)	500	$43,679

		14,014,262

Real Estate Investment Trusts (REITs) (3.4%)
American Realty Capital Healthcare Trust, Inc. (REIT)	530,000	5,554,400
Glimcher Realty Trust (REIT)	5,000	67,700
HealthLease Properties Real Estate Investment Trust (REIT)	3,000	37,876
Ryman Hospitality Properties, Inc. (REIT)	79,000	3,736,700

		9,396,676

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	150,000	1,458,000
TF Financial Corp.	500	20,735

		1,478,735

Total Financials		32,173,656

Health Care (8.2%)
Biotechnology (0.4%)
Ambit Biosciences Corp.*	14,000	215,600
Chelsea Therapeutics International Ltd.(b)*†	12,000	960
Grifols S.A. (ADR)	23,968	841,996
LipoScience, Inc.*	10,000	51,800
Q-Med AB (Preference)(b)*†	263,700	—
Trius Therapeutics, Inc.(b)*	200,000	26,000

		1,136,356

Health Care Equipment & Supplies (3.7%)
Alere, Inc.*	4,000	155,120
American Medical Alert Corp.(b)*†	140,898	1,409
Covidien plc	30,000	2,595,300
Exactech, Inc.*	10,000	228,900
ICU Medical, Inc.*	14,000	898,520
Medical Action Industries, Inc.*	201,326	2,774,272
Nobel Biocare Holding AG (Registered)*	185,100	3,286,315
Smith & Nephew plc (ADR)	6,000	505,140

		10,444,976

Health Care Providers & Services (0.1%)
Chemed Corp.	2,000	205,800
Gentiva Health Services, Inc.*	1,000	16,780

		222,580

Life Sciences Tools & Services (0.3%)
Furiex Pharmaceuticals, Inc.(b)*†	7,700	75,229
Illumina, Inc.*	3,000	491,760
WuXi PharmaTech Cayman, Inc. (ADR)*	9,000	315,180

		882,169

Pharmaceuticals (3.7%)
Adolor Corp.(b)*†	40,000	20,800
Allergan, Inc.	5,400	962,226
AstraZeneca plc (ADR)	27,500	1,964,600
Auxilium Pharmaceuticals, Inc.*	2,000	59,700
Omthera Pharmaceuticals, Inc.(b)*†	100	60
Shire plc (ADR)	27,500	7,123,875
Teva Pharmaceutical Industries Ltd.(b)*†	250,000	132,500

		10,263,761

Total Health Care		22,949,842

Industrials (4.4%)
Aerospace & Defense (0.0%)
Exelis, Inc.	10,000	165,400
Vectrus, Inc.*	556	10,850

		176,250

Air Freight & Logistics (0.2%)
Park-Ohio Holdings Corp.	2,700	129,222
TNT Express N.V.	81,180	514,107

		643,329

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	18,000	739,980
Griffon Corp.	10,000	113,900

		853,880

Construction & Engineering (1.3%)
Balfour Beatty plc	500	1,529
Foster Wheeler AG	7,000	221,340
Pike Corp.*	100,000	1,189,000
URS Corp.	38,000	2,189,180

		3,601,049

Electrical Equipment (0.3%)
Vacon Oyj	18,000	766,166

Machinery (1.5%)
CIRCOR International, Inc.	6,000	403,980
ITT Corp.	2,000	89,880
Navistar International Corp.*	65,000	2,139,150
Tennant Co.	1,500	100,635
Xylem, Inc.	41,000	1,455,090

		4,188,735

Road & Rail (0.5%)
Contrans Group, Inc., Class A	1,000	13,385
Hertz Global Holdings, Inc.*	55,000	1,396,450

		1,409,835

Trading Companies & Distributors (0.3%)
Kaman Corp.	20,000	786,000

Total Industrials		12,425,244

Information Technology (14.9%)
Communications Equipment (0.3%)
Riverbed Technology, Inc.*	41,000	760,345

Electronic Equipment, Instruments & Components (3.1%)
Gerber Scientific, Inc. (Escrow Shares)(b)*†	320,000	—
Measurement Specialties, Inc.*	100,000	8,561,000
Viasystems Group, Inc.*	5,000	78,500

		8,639,500

Internet Software & Services (0.6%)
Conversant, Inc.*	5,000	171,250
Move, Inc.*	75,000	1,572,000

		1,743,250

IT Services (0.5%)
Blackhawk Network Holdings, Inc., Class B*	40,058	1,293,873
Bull*	500	3,095

		1,296,968

Semiconductors & Semiconductor Equipment (5.3%)
International Rectifier Corp.*	245,000	9,613,800
Lam Research Corp.	15,000	1,120,500
OmniVision Technologies, Inc.*	1,500	39,690
Peregrine Semiconductor Corp.*	320,000	3,958,400

		14,732,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Software (5.0%)
Compuware Corp.	300,000	$3,183,000
Concur Technologies, Inc.*	85,000	10,779,700
TIBCO Software, Inc.*	1,000	23,630

		13,986,330

Technology Hardware, Storage & Peripherals (0.1%)
Diebold, Inc.	12,000	423,840

Total Information Technology		41,582,623

Materials (6.0%)
Chemicals (4.5%)
Auriga Industries A/S, Class B*	10,000	520,060
Chemtura Corp.*	75,000	1,749,750
Ferro Corp.*	10,000	144,900
Impreglon SE	11,000	198,747
International Flavors & Fragrances, Inc.	10,000	958,800
Rockwood Holdings, Inc.	10,000	764,500
Sigma-Aldrich Corp.	60,000	8,160,600

		12,497,357

Construction Materials (0.6%)
Vulcan Materials Co.	30,000	1,806,900

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,500	65,715
Myers Industries, Inc.	48,000	846,720

		912,435

Metals & Mining (0.5%)
Agnico Eagle Mines Ltd.	10,000	289,209
AuRico Gold, Inc.	45,000	157,050
Camino Minerals Corp.*	400	13
Cayden Resources, Inc.*	1,000	2,652
Osisko Gold Royalties Ltd.*	28,000	354,516
Pan American Silver Corp.	29,000	318,755
Yamana Gold, Inc.	25,000	150,007

		1,272,202

Paper & Forest Products (0.1%)
Ainsworth Lumber Co. Ltd.*	157,500	381,111

Total Materials		16,870,005

Telecommunication Services (4.9%)
Diversified Telecommunication Services (2.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	217,647
BCE, Inc.	43,806	1,873,181
Cincinnati Bell, Inc.*	400,000	1,348,000
Enventis Corp.	10,000	181,800
Koninklijke KPN N.V.*	100,000	320,436
tw telecom, Inc.*	2,000	83,220
Ziggo N.V.*	47,000	2,201,787

		6,226,071

Wireless Telecommunication Services (2.7%)
Leap Wireless International, Inc.(b)*	430,000	1,083,600
Millicom International Cellular S.A.	23,000	1,841,610
NII Holdings, Inc.*	400,000	22,000
Telephone & Data Systems, Inc.	20,000	479,200
T-Mobile US, Inc.*	70,000	2,020,900
U.S. Cellular Corp.*	60,000	2,128,800

		7,576,110

Total Telecommunication Services		13,802,181

Utilities (6.1%)
Electric Utilities (2.3%)
Cleco Corp.	55,000	2,648,250
Pepco Holdings, Inc.	120,000	3,211,200
PNM Resources, Inc.	22,000	548,020

		6,407,470

Gas Utilities (1.0%)
National Fuel Gas Co.	41,000	2,869,590

Multi-Utilities (0.6%)
GDF Suez S.A.(b)*†	3,801	—
Integrys Energy Group, Inc.	26,000	1,685,320

		1,685,320

Water Utilities (2.2%)
Severn Trent plc	200,000	6,085,797

Total Utilities		17,048,177

Total Common Stocks (95.5%) (Cost $261,208,638)		267,556,818

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	10,000	1,100

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	7,000	15,400

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	10,000	—
Sanofi S.A., expiring 12/31/20*	50,000	23,250

		23,250

Total Rights (0.0%) (Cost $117,700)		39,750

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	72,800

Total Energy		72,800

Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc., expiring 7/20/18*	850	911

Total Materials		911

Total Warrants (0.1%) (Cost $—)		73,711

Total Investments (95.6%) (Cost $261,326,338)		267,670,279
Other Assets Less Liabilities (4.4%)		12,455,237

Net Assets (100%)		$280,125,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.

†	Securities (totaling $3,137,387 or 1.1% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$64,186,115	$7,276,447	$—		$71,462,562
Consumer Staples	16,971,230	3,119,166	—		20,090,396
Energy	18,862,027	290,105	—		19,152,132
Financials	28,737,203	530,024	2,906,429		32,173,656
Health Care	19,406,569	3,312,315	230,958		22,949,842
Industrials	11,143,442	1,281,802	—		12,425,244
Information Technology	41,579,528	3,095	—	(b)	41,582,623
Materials	16,151,198	718,807	—		16,870,005
Telecommunication Services	9,978,711	3,823,470	—		13,802,181
Utilities	10,962,380	6,085,797	—	(b)	17,048,177
Rights
Health Care	39,750	—	—	(b)	39,750
Warrants
Energy	72,800	—	—		72,800
Materials	911	—	—		911

Total Assets	$238,091,864	$26,441,028	$3,137,387		$267,670,279

Total Liabilities	$—	$—	$—		$—

Total	$238,091,864	$26,441,028	$3,137,387		$267,670,279

(a)	Securities with a market value of $443,126 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Financials	Investments in Common Stocks- Health Care	Investments in Common Stocks- Information Technology	Investments in Common Stocks- Utilities	Investments in Rights-Health Care
Balance as of 12/31/13	$—	$22,269	$—	$—	$—
Total gains or losses (realized/unrealized) included earnings	(421,550)	208,689	—	—	—
Purchases	3,327,979	—	—	—	—
Sales	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 09/30/2014	$2,906,429	$230,958	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/2014.	($421,550)	$208,689	$—	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment Type	Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Investments in Common Stock - Financials	$2,906,429	Acquisition Terms	Lack of marketability	Not Applicable
Investments in Common Stock - Health Care	230,958	Intrinsic Value	Intrinsic Calculation	Not Applicable
Investments in Common Stock - Information Technology	—	Intrinsic Value	Intrinsic Calculation	Not Applicable
Investments in Common Stock - Utilities	—	Intrinsic Value	Intrinsic Calculation	Not Applicable
Investments in Rights - Health Care	—	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$3,137,387

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$462,459,185
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$381,483,247

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,252,712
Aggregate gross unrealized depreciation	(10,004,166)

Net unrealized appreciation	$5,248,546

Federal income tax cost of investments	$262,421,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.2%)
Auto Components (5.1%)
BorgWarner, Inc.	268,000	$14,099,480
Brembo S.p.A.	406,000	13,291,732
Cooper Tire & Rubber Co.	210,000	6,027,000
Dana Holding Corp.	930,000	17,828,100
Federal-Mogul Holdings Corp.*	1,550,000	23,048,500
Gentex Corp.	130,000	3,480,100
Modine Manufacturing Co.*	650,058	7,716,188
SORL Auto Parts, Inc.*	100,096	435,418
Spartan Motors, Inc.	290,000	1,354,300
Standard Motor Products, Inc.	185,000	6,369,550
Stoneridge, Inc.*	296,000	3,335,920
Strattec Security Corp.	141,800	11,535,430
Superior Industries International, Inc.	730,035	12,797,513
Tenneco, Inc.*	445,000	23,277,950

		144,597,181

Automobiles (0.1%)
Thor Industries, Inc.	4,000	206,000
Winnebago Industries, Inc.*	100,000	2,177,000

		2,383,000

Diversified Consumer Services (0.4%)
Ascent Capital Group, Inc., Class A*	100,000	6,020,000
Cambium Learning Group, Inc.*	195,000	296,400
Corinthian Colleges, Inc.*	300,000	33,150
Matthews International Corp., Class A	22,000	965,580
Universal Technical Institute, Inc.	410,000	3,833,500

		11,148,630

Hotels, Restaurants & Leisure (5.9%)
Belmond Ltd., Class A*	334,000	3,894,440
Biglari Holdings, Inc.*	51,000	17,327,760
Boyd Gaming Corp.*	1,400,000	14,224,000
Canterbury Park Holding Corp.*‡	260,748	2,662,237
Cheesecake Factory, Inc.	574,228	26,127,374
Churchill Downs, Inc.	384,000	37,440,000
Cracker Barrel Old Country Store, Inc.	7,000	722,330
Denny’s Corp.*	375,000	2,636,250
Dover Downs Gaming & Entertainment, Inc.*	85,000	84,150
Dover Motorsports, Inc.	606,683	1,401,438
Dunkin’ Brands Group, Inc.	2,500	112,050
International Speedway Corp., Class A	125,000	3,955,000
Krispy Kreme Doughnuts, Inc.*	240,000	4,118,400
Lakes Entertainment, Inc.*	32,500	270,725
Las Vegas Sands Corp.	220,000	13,686,200
Marcus Corp.	648,014	10,238,621
Morgans Hotel Group Co.*	220,000	1,775,400
Multimedia Games Holding Co., Inc.*	34,000	1,224,340
Nathan’s Famous, Inc.*	150,000	10,153,500
Penn National Gaming, Inc.*	35,000	392,350
Pinnacle Entertainment, Inc.*	468,000	11,742,120
Speedway Motorsports, Inc.	54,000	921,240
Wendy’s Co.	113,000	933,380

		166,043,305

Household Durables (1.4%)
Bassett Furniture Industries, Inc.	202,139	2,761,219
Blyth, Inc.	108,060	877,447
Cavco Industries, Inc.*	156,500	10,642,000
Ethan Allen Interiors, Inc.	151,000	3,442,800
Harman International Industries, Inc.	91,000	8,921,640
La-Z-Boy, Inc.	420,000	8,311,800
Lennar Corp., Class A	8,000	310,640
Lennar Corp., Class B	65,000	2,083,900
Nobility Homes, Inc.*	95,954	1,007,517
Skyline Corp.*	200,000	826,000

		39,184,963

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	720,000	5,176,800
Liberty TripAdvisor Holdings, Inc.*	24,000	813,600
Liberty Ventures*	24,000	911,040
Nutrisystem, Inc.	70,000	1,075,900

		7,977,340

Leisure Products (0.2%)
Brunswick Corp.	60,000	2,528,400
Marine Products Corp.	438,214	3,457,509
Universal Entertainment Corp.	75,000	1,228,858

		7,214,767

Media (6.0%)
ACME Communications, Inc.*	305,000	12,200
AMC Networks, Inc., Class A*	76,000	4,439,920
Beasley Broadcasting Group, Inc., Class A‡	552,047	2,958,972
Cablevision Systems Corp. - New York Group, Class A	310,000	5,428,100
Carmike Cinemas, Inc.*	63,000	1,951,740
Clear Channel Outdoor Holdings, Inc., Class A	280,071	1,887,678
Crown Media Holdings, Inc., Class A*	400,000	1,280,000
Cumulus Media, Inc., Class A*	5	20
Discovery Communications, Inc., Class A*	11,000	415,800
Discovery Communications, Inc., Class C*	33,000	1,230,240
DISH Network Corp., Class A*	15,000	968,700
Emmis Communications Corp., Class A*	90,000	189,900
EW Scripps Co., Class A*	350,000	5,708,500
Global Sources Ltd.*	301,076	2,020,220
Gray Television, Inc.*	705,000	5,555,400
Grupo Televisa S.A.B. (ADR)	110,000	3,726,800
Il Sole 24 Ore S.p.A.*	360,000	317,607
Imax Corp.*	40,000	1,098,400
Interpublic Group of Cos., Inc.	890,000	16,304,800
Journal Communications, Inc., Class A*	1,325,000	11,169,750
LIN Media LLC, Class A*	425,000	9,435,000
Live Nation Entertainment, Inc.*	1,095,000	26,301,900
Loral Space & Communications, Inc.*	12,000	861,720
Madison Square Garden Co., Class A*	566,000	37,423,920
Media General, Inc.*	1,072,000	14,053,920
Meredith Corp.	60,000	2,568,000
Salem Communications Corp., Class A	660,000	5,022,600
Sinclair Broadcast Group, Inc., Class A	185,000	4,826,650
World Wrestling Entertainment, Inc., Class A	150,000	2,065,500

		169,223,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	650,097	$5,434,811

Specialty Retail (5.2%)
Aaron’s, Inc.	295,000	7,174,400
AutoNation, Inc.*	425,000	21,381,750
Barnes & Noble, Inc.*	46,000	908,040
Bed Bath & Beyond, Inc.*	80,000	5,266,400
Big 5 Sporting Goods Corp.	360,000	3,373,200
Bowlin Travel Centers, Inc.*	76,000	104,120
Monro Muffler Brake, Inc.	60,000	2,911,800
Murphy USA, Inc.*	30,000	1,591,800
O’Reilly Automotive, Inc.*	248,000	37,289,280
Penske Automotive Group, Inc.	475,000	19,280,250
Pep Boys-Manny, Moe & Jack*	1,150,000	10,246,500
Pier 1 Imports, Inc.	900,037	10,701,440
Sally Beauty Holdings, Inc.*	515,000	14,095,550
Tractor Supply Co.	193,500	11,902,185
Winmark Corp.	4,000	294,000

		146,520,715

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	88,000	9,454,720
Movado Group, Inc.	63,000	2,082,780
Wolverine World Wide, Inc.	50,000	1,253,000

		12,790,500

Total Consumer Discretionary		712,519,169

Consumer Staples (7.0%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	37,200	8,249,472
Brown-Forman Corp., Class A	45,000	4,013,550
Brown-Forman Corp., Class B	4,537	409,328
Cott Corp.	415,000	2,851,050
Crimson Wine Group Ltd.*	248,000	2,274,160
Davide Campari-Milano S.p.A.	350,000	2,526,416

		20,323,976

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	289,000	20,721,300
Ingles Markets, Inc., Class A‡	815,025	19,307,942
United Natural Foods, Inc.*	90,000	5,531,400
Village Super Market, Inc., Class A	101,364	2,309,072
Weis Markets, Inc.	66,500	2,595,495

		50,465,209

Food Products (3.3%)
Boulder Brands, Inc.*	600,029	8,178,395
Diamond Foods, Inc.*	315,000	9,012,150
Farmer Bros Co.*	49,000	1,418,550
Flowers Foods, Inc.	60,000	1,101,600
Hain Celestial Group, Inc.*	184,000	18,832,400
Ingredion, Inc.	70,000	5,305,300
J&J Snack Foods Corp.	48,000	4,490,880
John B. Sanfilippo & Son, Inc.	20,000	647,200
Lifeway Foods, Inc.*	238,698	3,310,741
Maple Leaf Foods, Inc.	100,000	1,707,219
Post Holdings, Inc.*	204,000	6,768,720
Rock Field Co., Ltd.	200,000	3,539,549
Snyder’s-Lance, Inc.	621,449	16,468,399
Tootsie Roll Industries, Inc.	426,654	11,942,045
WhiteWave Foods Co.*	42,000	1,525,860

		94,249,008

Household Products (0.9%)
Church & Dwight Co., Inc.	73,000	5,121,680
Energizer Holdings, Inc.	30,000	3,696,300
Katy Industries, Inc.*‡	462,000	651,420
Oil-Dri Corp. of America‡	450,000	11,731,500
WD-40 Co.	42,000	2,854,320

		24,055,220

Personal Products (0.3%)
Elizabeth Arden, Inc.*	200,000	3,348,000
Revlon, Inc., Class A*	22,000	697,180
United-Guardian, Inc.	142,000	3,170,860

		7,216,040

Total Consumer Staples		196,309,453

Energy (3.1%)
Energy Equipment & Services (2.7%)
Key Energy Services, Inc.*	91,000	440,440
Oceaneering International, Inc.	120,000	7,820,400
Rowan Cos., plc, Class A	210,000	5,315,100
RPC, Inc.	2,440,000	53,582,400
Steel Excel, Inc.(b)*	305,962	9,790,784

		76,949,124

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	45,503	32,307
Clean Energy Fuels Corp.*	15,000	117,000
Navigator Holdings Ltd.*	14,000	389,620
ONEOK, Inc.	155,000	10,160,250

		10,699,177

Total Energy		87,648,301

Financials (6.3%)
Banks (1.5%)
BBCN Bancorp, Inc.	575,000	8,389,250
Boston Private Financial Holdings, Inc.	465,000	5,761,350
Fidelity Southern Corp.	29,614	405,712
First Niagara Financial Group, Inc.	710,000	5,914,300
FirstMerit Corp.	130,000	2,288,000
Flushing Financial Corp.	570,000	10,413,900
Hudson Valley Holding Corp.	120,000	2,178,000
Sterling Bancorp/Delaware	515,000	6,586,850

		41,937,362

Capital Markets (2.5%)
BKF Capital Group, Inc.*	66,000	91,740
Calamos Asset Management, Inc., Class A	160,000	1,803,200
Charles Schwab Corp.	100,000	2,939,000
Cohen & Steers, Inc.	448,000	17,221,120
GAM Holding AG*	265,000	4,579,973
Janus Capital Group, Inc.	1,500,000	21,810,000
KKR & Co. L.P.	150,000	3,345,000
Legg Mason, Inc.	50,000	2,558,000
Medallion Financial Corp.	80,000	932,800
Pzena Investment Management, Inc., Class A	70,037	668,853
SWS Group, Inc.*	416,000	2,866,240
Waddell & Reed Financial, Inc., Class A	225,000	11,630,250
Wright Investors Service Holdings, Inc.*	265,000	461,100

		70,907,276

Insurance (0.2%)
Alleghany Corp.*	3,295	1,377,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	60,000	$3,018,600

		4,396,404

Real Estate Investment Trusts (REITs) (1.2%)
Gaming and Leisure Properties, Inc. (REIT)	51,417	1,588,785
Gyrodyne Co. of America, Inc.(b)*†	23,958	23,958
Gyrodyne Special Distribution LLC(b)*†	2,200	45,540
Ryman Hospitality Properties, Inc. (REIT)	700,020	33,110,946

		34,769,229

Real Estate Management & Development (0.9%)
Capital Properties, Inc., Class A*	30,700	336,779
Griffin Land & Nurseries, Inc.‡	312,519	8,969,295
St. Joe Co.*	450,000	8,968,500
Tejon Ranch Co.*	220,033	6,169,726

		24,444,300

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	147,750
Crazy Woman Creek Bancorp, Inc.*	14,000	150,500

		298,250

Total Financials		176,752,821

Health Care (5.6%)
Biotechnology (0.3%)
Cepheid, Inc.*	204,000	8,982,120
Lexicon Pharmaceuticals, Inc.*	100,000	141,000

		9,123,120

Health Care Equipment & Supplies (3.0%)
Alere, Inc.*	10,000	387,800
Align Technology, Inc.*	10,000	516,800
AngioDynamics, Inc.*	86,000	1,179,920
Biolase, Inc.*	91,461	227,738
Cantel Medical Corp.	185,000	6,360,300
CONMED Corp.	80,000	2,947,200
Cooper Cos., Inc.	27,000	4,205,250
Cutera, Inc.*	625,000	6,312,500
Cynosure, Inc., Class A*	12,000	252,000
DexCom, Inc.*	52,000	2,079,480
Exactech, Inc.*	280,000	6,409,200
Greatbatch, Inc.*	120,000	5,113,200
ICU Medical, Inc.*	43,000	2,759,740
Masimo Corp.*	125,000	2,660,000
Meridian Bioscience, Inc.	140,000	2,476,600
Neogen Corp.*	16,500	651,750
NuVasive, Inc.*	150,000	5,230,500
Orthofix International N.V.*	58,000	1,795,680
Quidel Corp.*	548,000	14,724,760
STERIS Corp.	113,000	6,097,480
SurModics, Inc.*	45,900	833,544
Syneron Medical Ltd.*	24,000	240,480
Vascular Solutions, Inc.*	210,000	5,187,000
Wright Medical Group, Inc.*	210,000	6,363,000

		85,011,922

Health Care Providers & Services (1.9%)
Bio-Reference Laboratories, Inc.*	30,000	841,800
Chemed Corp.	274,500	28,246,050
Gentiva Health Services, Inc.*	606,500	10,177,070
Henry Schein, Inc.*	10,000	1,164,700
MWI Veterinary Supply, Inc.*	29,000	4,303,600
Owens & Minor, Inc.	192,579	6,305,036
Patterson Cos., Inc.	55,000	2,278,650

		53,316,906

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	2,721,600

Pharmaceuticals (0.3%)
Allergan, Inc.	32,000	5,702,080
Heska Corp.*	56,000	738,640
Pain Therapeutics, Inc.*	100,000	391,000

		6,831,720

Total Health Care		157,005,268

Industrials (28.4%)
Aerospace & Defense (4.5%)
AAR Corp.	75,000	1,811,250
Astronics Corp.*	9,000	429,120
Astronics Corp., Class B*	12,000	570,000
Curtiss-Wright Corp.	816,000	53,790,720
Ducommun, Inc.*	69,320	1,900,061
GenCorp, Inc.*	1,620,049	25,872,183
HEICO Corp.	62,000	2,895,400
Innovative Solutions & Support, Inc.*	88,000	458,920
Moog, Inc., Class A*	59,500	4,069,800
Moog, Inc., Class B*	29,500	2,023,995
Precision Castparts Corp.	98,500	23,332,680
Textron, Inc.	287,000	10,329,130

		127,483,259

Air Freight & Logistics (0.8%)
Park-Ohio Holdings Corp.	477,200	22,838,792

Building Products (0.7%)
A.O. Smith Corp.	40,000	1,891,200
Fortune Brands Home & Security, Inc.	20,000	822,200
Griffon Corp.	1,445,000	16,458,550
Nortek, Inc.*	7,300	543,850

		19,715,800

Commercial Services & Supplies (3.0%)
ACCO Brands Corp.*	170,000	1,173,000
ADT Corp.	40,000	1,418,400
Brink’s Co.	565,000	13,582,600
Casella Waste Systems, Inc., Class A*	175,081	674,062
CECO Environmental Corp.	14,000	187,600
Covanta Holding Corp.	220,000	4,668,400
KAR Auction Services, Inc.	440,000	12,597,200
Kimball International, Inc., Class B	50,000	752,500
Loomis AB, Class B	335,000	9,586,682
McGrath RentCorp	23,000	786,600
Republic Services, Inc.	390,000	15,217,800
Rollins, Inc.	650,000	19,032,000
Tyco International Ltd.	133,000	5,927,810

		85,604,654

Construction & Engineering (0.4%)
Aegion Corp.*	70,000	1,557,500
Furmanite Corp.*	600,000	4,056,000
Layne Christensen Co.*	525,000	5,097,750

		10,711,250

Electrical Equipment (2.3%)
AMETEK, Inc.	394,000	19,782,740
AZZ, Inc.	25,000	1,044,250
Franklin Electric Co., Inc.	260,000	9,032,400
Global Power Equipment Group, Inc.	31,000	461,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
GrafTech International Ltd.*	1,900,000	$8,702,000
Magnetek, Inc.*	112,000	3,504,480
Rockwell Automation, Inc.	105,000	11,537,400
SL Industries, Inc.*	177,000	8,641,140
Vicor Corp.*	180,000	1,692,000

		64,398,310

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	50,000	1,220,000
Roper Industries, Inc.	40,000	5,851,600

		7,071,600

Machinery (12.0%)
Albany International Corp., Class A	63,000	2,144,520
American Railcar Industries, Inc.	5,000	369,600
Astec Industries, Inc.	312,500	11,396,875
CIRCOR International, Inc.	518,000	34,876,940
CLARCOR, Inc.	184,000	11,606,720
CNH Industrial N.V.	2,680,000	21,252,400
Columbus McKinnon Corp.	8,000	175,920
Crane Co.	578,000	36,535,380
Donaldson Co., Inc.	223,000	9,060,490
Eastern Co.	81,958	1,309,689
Federal Signal Corp.	630,000	8,341,200
Flowserve Corp.	95,000	6,699,400
Gorman-Rupp Co.	352,000	10,574,080
Graco, Inc.	153,000	11,165,940
Greenbrier Cos., Inc.	280,000	20,546,400
IDEX Corp.	147,000	10,638,390
Interpump Group S.p.A.	280,000	3,513,552
Kennametal, Inc.	49,500	2,044,845
Key Technology, Inc.*	67,000	877,700
L.S. Starrett Co., Class A	215,000	2,975,600
Lincoln Electric Holdings, Inc.	113,000	7,812,255
Lindsay Corp.	68,000	5,083,000
Lydall, Inc.*	86,000	2,322,860
Middleby Corp.*	4,800	423,024
Mueller Industries, Inc.	750,000	21,405,000
Mueller Water Products, Inc., Class A	509,168	4,215,911
Navistar International Corp.*	780,000	25,669,800
Nordson Corp.	40,000	3,042,800
Standex International Corp.	63,000	4,670,820
Tennant Co.	310,000	20,797,900
Toro Co.	26,000	1,539,980
Trinity Industries, Inc.	104,000	4,858,880
Twin Disc, Inc.	97,022	2,615,713
Valmont Industries, Inc.	10,000	1,349,300
Watts Water Technologies, Inc., Class A	356,000	20,737,000
Woodward, Inc.	104,000	4,952,480

		337,602,364

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	156,004	2,728,510

Trading Companies & Distributors (3.8%)
GATX Corp.	850,025	49,615,959
Kaman Corp.	932,000	36,627,600
Lawson Products, Inc.*	42,000	936,180
Rush Enterprises, Inc., Class B*	500,000	14,955,000
United Rentals, Inc.*	42,500	4,721,750

		106,856,489

Transportation Infrastructure (0.6%)
BBA Aviation plc	1,850,102	9,747,702
Macquarie Infrastructure Co. LLC	89,000	5,936,300

		15,684,002

Total Industrials		800,695,030

Information Technology (6.8%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A‡	124,000	2,922,680
Communications Systems, Inc.	240,000	2,678,400
EchoStar Corp., Class A*	30,000	1,462,800
Emulex Corp.*	145,000	716,300
Ixia*	490,000	4,478,600
Plantronics, Inc.	44,000	2,102,320
Riverbed Technology, Inc.*	125,000	2,318,125
Sycamore Networks, Inc.*	300,000	104,400

		16,783,625

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	55,000	2,774,750
Belden, Inc.	28,000	1,792,560
CTS Corp.	958,000	15,222,620
Daktronics, Inc.	125,000	1,536,250
Gerber Scientific, Inc. (Escrow Shares)(b)*†	490,000	—
Itron, Inc.*	87,000	3,419,970
Littelfuse, Inc.	120,000	10,221,600
Mercury Systems, Inc.*	15,000	165,150
Methode Electronics, Inc.	2,000	73,740
MOCON, Inc.	20,000	298,600
Park Electrochemical Corp.	590,000	13,894,500
Rofin-Sinar Technologies, Inc.*	214,000	4,934,840
Trans-Lux Corp.*	14,000	108,500

		54,443,080

Internet Software & Services (0.5%)
Conversant, Inc.*	120,000	4,110,000
EarthLink Holdings Corp.	670,000	2,291,400
Gogo, Inc.*	196,000	3,304,560
Internap Network Services Corp.*	452,006	3,118,842
Pandora Media, Inc.*	20,000	483,200
Stamps.com, Inc.*	72,000	2,286,720

		15,594,722

IT Services (0.3%)
Blackhawk Network Holdings, Inc., Class B*	100,000	3,230,000
Edgewater Technology, Inc.*‡	600,000	4,122,000
ModusLink Global Solutions, Inc.*	330,000	1,178,100

		8,530,100

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.*	880,000	8,690,000
Sevcon, Inc.*‡	543,500	4,429,525

		13,119,525

Software (1.1%)
FalconStor Software, Inc.*	400,000	460,000
Fortinet, Inc.*	30,000	757,950
Guidance Software, Inc.*	250,000	1,682,500
Mentor Graphics Corp.	110,000	2,254,450
Take-Two Interactive Software, Inc.*	290,000	6,690,300
TiVo, Inc.*	400,000	5,118,000
Tyler Technologies, Inc.*	155,500	13,746,200

		30,709,400

Technology Hardware, Storage & Peripherals (1.9%)
Diebold, Inc.	929,085	32,815,282
NCR Corp.*	365,000	12,194,650
Stratasys Ltd.*	68,000	8,213,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
TransAct Technologies, Inc.	92,000	$620,080

		53,843,052

Total Information Technology		193,023,504

Materials (9.0%)
Chemicals (6.2%)
Albemarle Corp.	25,000	1,472,500
Ashland, Inc.	95,000	9,889,500
Chemtura Corp.*	700,000	16,331,000
Core Molding Technologies, Inc.*	315,000	4,466,700
Cytec Industries, Inc.	12,000	567,480
Ferro Corp.*	2,355,000	34,123,950
FMC Corp.	20,000	1,143,800
H.B. Fuller Co.	270,000	10,719,000
Huntsman Corp.	265,000	6,887,350
Minerals Technologies, Inc.	166,000	10,243,860
NewMarket Corp.	34,000	12,954,680
Olin Corp.	125,000	3,156,250
OMNOVA Solutions, Inc.*	610,000	3,275,700
Quaker Chemical Corp.	5,000	358,450
Rockwood Holdings, Inc.	100,000	7,645,000
Scotts Miracle-Gro Co., Class A	83,000	4,565,000
Sensient Technologies Corp.	292,000	15,286,200
Tredegar Corp.	1,130,000	20,803,300
Zep, Inc.	864,494	12,120,206

		176,009,926

Containers & Packaging (1.4%)
Greif, Inc., Class A	140,000	6,133,400
Greif, Inc., Class B	5,000	247,500
Myers Industries, Inc.	1,500,000	26,460,000
Sonoco Products Co.	155,000	6,089,950

		38,930,850

Metals & Mining (1.0%)
Ampco-Pittsburgh Corp.	329,000	6,580,000
Barrick Gold Corp.	20,000	293,200
Century Aluminum Co.*	55,000	1,428,350
Dominion Diamond Corp.*	290,000	4,129,600
Haynes International, Inc.	35,000	1,609,650
Kinross Gold Corp.*	40,000	132,000
Lynas Corp., Ltd.*	300,000	21,013
Materion Corp.	482,000	14,782,940
Molycorp, Inc.*	38,000	45,220

		29,021,973

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	7,610,400
Wausau Paper Corp.	339,993	2,696,145

		10,306,545

Total Materials		254,269,294

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Cable & Wireless Communications plc	10,800,000	8,211,449
Cincinnati Bell, Inc.*	4,800,000	16,176,000
Enventis Corp.	52,000	945,360
New Ulm Telecom, Inc.	33,000	244,200
Verizon Communications, Inc.	80,000	3,999,200

		29,576,209

Wireless Telecommunication Services (0.6%)
Leap Wireless International, Inc.(b)*	412,000	1,038,240
NII Holdings, Inc.*	100,000	5,500
Rogers Communications, Inc., Class B	200,000	7,484,000
Shenandoah Telecommunications Co.	84,000	2,084,040
U.S. Cellular Corp.*	100,000	3,548,000
VimpelCom Ltd. (ADR)	300,000	2,166,000

		16,325,780

Total Telecommunication Services		45,901,989

Utilities (6.7%)
Electric Utilities (3.3%)
El Paso Electric Co.	733,000	26,791,150
Empire District Electric Co.	69,000	1,666,350
Great Plains Energy, Inc.	460,000	11,118,200
Otter Tail Corp.	400,000	10,668,000
PNM Resources, Inc.	1,290,000	32,133,900
Westar Energy, Inc.	265,000	9,041,800

		91,419,400

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	6,000	249,960
National Fuel Gas Co.	182,000	12,738,180
Northwest Natural Gas Co.	38,474	1,625,527
ONE Gas, Inc.	42,000	1,438,500
Southwest Gas Corp.	559,000	27,156,220

		43,208,387

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,403,200
Ormat Technologies, Inc.	90,000	2,364,300

		5,767,500

Multi-Utilities (1.5%)
Black Hills Corp.	452,000	21,641,760
NorthWestern Corp.	432,000	19,595,520

		41,237,280

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	103,900
SJW Corp.	201,204	5,406,351
York Water Co.	50,000	1,000,000

		6,510,251

Total Utilities		188,142,818

Total Common Stocks (99.7%) (Cost $1,626,025,611)		2,812,267,647

CONVERTIBLE PREFERRED STOCK:
Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc.
4.000%(b)	112,165	2,916,290

Total Convertible Preferred Stock (0.1%) (Cost $2,411,548)		2,916,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc.
5.000%, 12/31/22	$44,820	$44,112

Total Financials		44,112

Total Corporate Bonds		44,112

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		44,112

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $525,000)	200,000	93,000

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Holdings Corp., expiring 12/23/14*	4,531	6

Total Consumer Discretionary		6

Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16*	22,758	45,743

Total Financials		45,743

Total Warrants (0.0%) (Cost $—)		45,749

Total Investments (99.8%) (Cost $1,629,006,979)		2,815,366,798
Other Assets Less Liabilities (0.2%)		6,761,528

Net Assets (100%)		$2,822,128,326

*	Non-income producing.

†	Securities (totaling $69,498 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$4,723,340	$83,551	$—	$2,958,972	$73,736	$—
Bel Fuse, Inc., Class A	2,291,560	126,393	—	2,922,680	21,610	—
Canterbury Park Holding Corp.	2,422,014	296,307	—	2,662,237	—	—
Edgewater Technology, Inc.	4,124,100	72,000	—	4,122,000	—	—
Griffin Land & Nurseries, Inc.	10,350,037	69,980	—	8,969,295	—	—
Ingles Markets, Inc., Class A	21,913,737	150,237	—	19,307,942	402,382	—
Katy Industries, Inc.	189,420	—	—	651,420	—	—
Oil-Dri Corp. of America	17,065,840	—	21,708	11,731,500	261,380	7,891
Sevcon, Inc.	3,543,380	104,225	—	4,429,525	—	—

	$66,623,428	$902,693	$21,708	$57,755,571	$759,108	$7,891

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$680,316,448	$32,202,721	$—		$712,519,169
Consumer Staples	182,407,658	13,901,795	—		196,309,453
Energy	77,857,517	9,790,784	—		87,648,301
Financials	162,093,936	14,589,387	69,498		176,752,821
Health Care	157,005,268	—	—		157,005,268
Industrials	757,261,889	43,433,141	—		800,695,030
Information Technology	189,887,924	3,135,580	—	(c)	193,023,504
Materials	254,000,781	268,513	—		254,269,294
Telecommunication Services	36,408,100	9,493,889	—		45,901,989
Utilities	188,142,818	—	—		188,142,818
Convertible Preferred Stocks
Information Technology	2,916,290	—	—		2,916,290
Corporate Bonds
Financials	—	44,112	—		44,112
Rights
Health Care	93,000	—	—		93,000
Warrants
Consumer Discretionary	—	6	—		6
Financials	—	45,743	—		45,743

Total Assets	$2,688,391,629	$126,905,671	$69,498		$2,815,366,798

Total Liabilities	$—	$—	$—		$—

Total	$2,688,391,629	$126,905,671	$69,498		$2,815,366,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

(a)	Securities with a market value of $29,122,210 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $26,917,295 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,565,957
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$161,267,062

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,272,714,054
Aggregate gross unrealized depreciation	(96,976,211)

Net unrealized appreciation	$1,175,737,843

Federal income tax cost of investments	$1,639,628,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.6%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17		$250,000	$249,097
Australia Government Bond
5.500%, 4/21/23	AUD	1,605,000	1,623,101
3.250%, 4/21/25(m)		14,770,000	12,578,445
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	110,992
2.875%, 2/24/22		94,000	93,569
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	148,993
National Australia Bank Ltd.
2.000%, 11/12/20(m)	EUR	300,000	403,437
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,600,000	1,530,719
Queensland Treasury Corp.
5.750%, 7/22/24(m)		1,089,000	1,090,391
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	191,707
Telstra Corp., Ltd.
3.750%, 5/16/22(m)	EUR	451,000	671,663
Westpac Banking Corp.
4.625%, 6/1/18		$38,000	40,905
2.250%, 1/17/19		100,000	100,500

Total Australia			18,833,519

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		75,000	79,470

Belgium (0.1%)
Anheuser-Busch InBev N.V.
2.875%, 9/25/24(m)	EUR	301,000	416,492

Bermuda (0.3%)
Bacardi Ltd.
2.750%, 7/3/23(m)		380,000	520,321
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$75,000	87,916
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	105,674
Ooredoo International Finance Ltd.
4.750%, 2/16/21(m)		225,000	240,413
Weatherford International Ltd.
5.500%, 2/15/16		47,000	49,653
9.625%, 3/1/19		56,000	71,892

Total Bermuda			1,075,869

Brazil (2.0%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/17	BRL	9,800,000	3,813,778
10.000%, 1/1/19		4,290,000	1,613,917
BRF S.A.
7.750%, 5/22/18§		1,700,000	607,701
Embraer S.A.
5.150%, 6/15/22		$28,000	29,750
Federative Republic of Brazil
8.000%, 1/15/18(b)		211,944	233,457
5.875%, 1/15/19		167,000	187,207
2.625%, 1/5/23		200,000	180,000

Total Brazil			6,665,810

Canada (1.2%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,460
Bank of Montreal
2.375%, 1/25/19		150,000	151,292
Bank of Nova Scotia
2.900%, 3/29/16		113,000	116,501
2.050%, 10/30/18		150,000	149,439
Barrick Gold Corp.
6.950%, 4/1/19		150,000	175,113
Canadian Government Bond
1.625%, 2/27/19		150,000	149,459
Canadian National Railway Co.
5.550%, 5/15/18		95,000	107,094
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	42,010
Enbridge, Inc.
4.000%, 10/1/23		100,000	103,115
3.500%, 6/10/24		100,000	98,315
Export Development Canada
1.000%, 5/15/17		250,000	249,583
1.750%, 8/19/19		150,000	148,972
Goldcorp, Inc.
2.125%, 3/15/18		94,000	93,865
3.625%, 6/9/21		100,000	101,173
Husky Energy, Inc.
4.000%, 4/15/24		50,000	51,154
Hydro-Quebec
2.000%, 6/30/16		113,000	115,457
8.400%, 1/15/22		75,000	102,415
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	217,204
Province of New Brunswick
2.750%, 6/15/18		38,000	38,914
Province of Ontario
4.750%, 1/19/16		75,000	79,076
2.000%, 9/27/18		250,000	252,022
Province of Quebec
2.625%, 2/13/23		94,000	91,167
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	87,701
Royal Bank of Canada
2.625%, 12/15/15		150,000	153,486
1.450%, 9/9/16		100,000	100,927
1.200%, 1/23/17		150,000	150,084
1.250%, 6/16/17		200,000	199,145
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	85,696
Teck Resources Ltd.
3.850%, 8/15/17		19,000	19,904
4.500%, 1/15/21		75,000	77,188
Thomson Reuters Corp.
1.300%, 2/23/17		250,000	249,423
Toronto-Dominion Bank
1.500%, 9/9/16		150,000	151,678
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	119,532

Total Canada			4,046,564

Cayman Islands (0.5%)
Baidu, Inc.
2.750%, 6/9/19		200,000	199,040
Brakes Capital
7.125%, 12/15/18§	GBP	100,000	155,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Noble Holding International Ltd.
4.625%, 3/1/21		$75,000	$77,895
Petrobras International Finance Co.
3.875%, 1/27/16		94,000	96,209
7.875%, 3/15/19		169,000	193,108
5.750%, 1/20/20		481,000	506,146
5.375%, 1/27/21		231,000	234,384
Seagate HDD Cayman
4.750%, 6/1/23		25,000	25,094
Transocean, Inc.
2.500%, 10/15/17		94,000	93,784
Vale Overseas Ltd.
6.250%, 1/11/16		188,000	199,390
4.375%, 1/11/22		38,000	38,181

Total Cayman Islands			1,818,472

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	78,065
Republic of Colombia
7.375%, 3/18/19		150,000	179,201

Total Colombia			257,266

Czech Republic (0.2%)
EP Energy A/S
5.875%, 11/1/19(m)	EUR	376,000	543,549

France (0.8%)
Autoroutes du Sud de la France S.A.
2.950%, 1/17/24(m)		600,000	838,459
BNP Paribas S.A.
2.400%, 12/12/18		$100,000	100,223
5.000%, 1/15/21		131,000	145,341
BPCE S.A.
2.500%, 7/15/19		250,000	248,289
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	300,000	455,551
Novafives SAS
4.500%, 6/30/21§		100,000	132,633
Orange S.A.
2.750%, 9/14/16		$200,000	205,940
Sanofi S.A.
1.250%, 4/10/18		75,000	73,826
4.000%, 3/29/21		94,000	100,904
Total Capital International S.A.
2.125%, 1/10/19		100,000	100,460
2.750%, 6/19/21		200,000	199,540
2.700%, 1/25/23		113,000	108,902
Total Capital S.A.
3.125%, 10/2/15		56,000	57,476
4.450%, 6/24/20		75,000	82,493

Total France			2,850,037

Germany (1.4%)
Deutsche Bank AG/London
1.400%, 2/13/17		100,000	99,758
6.000%, 9/1/17		150,000	167,796
2.500%, 2/13/19		100,000	100,506
HP Pelzer Holding GmbH
7.500%, 7/15/21§	EUR	200,000	258,003
KfW
0.500%, 4/19/16		$376,000	376,107
1.250%, 2/15/17		188,000	189,582
0.750%, 3/17/17		150,000	149,351
2.750%, 9/8/20		564,000	582,038
2.000%, 10/4/22		188,000	181,772
5.000%, 3/19/24	AUD	1,790,000	1,677,913
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$113,000	115,836
5.125%, 2/1/17		56,000	61,363
Volkswagen Leasing GmbH
2.625%, 1/15/24(m)	EUR	500,000	690,037

Total Germany			4,650,062

Ireland (0.2%)
GE Capital European Funding
2.625%, 3/15/23(m)		550,000	767,970

Israel (0.1%)
B Communications Ltd.
7.375%, 2/15/21§		$200,000	212,750
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		113,000	107,751

Total Israel			320,501

Italy (3.3%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	208,405
Italy Buoni Poliennali Del Tesoro
4.750%, 9/1/28(m)	EUR	2,790,000	4,263,331
2.500%, 5/1/19		975,000	1,314,623
3.750%, 9/1/24		3,295,000	4,676,267
Marcolin S.p.A.
8.500%, 11/15/19(m)		200,000	267,792
Republic of Italy
4.750%, 1/25/16		$100,000	105,585
5.250%, 9/20/16		244,000	266,670

Total Italy			11,102,673

Japan (0.2%)
Japan Bank for International Cooperation
2.500%, 1/21/16		200,000	205,437
2.500%, 5/18/16		100,000	104,219
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	111,372
ORIX Corp.
5.000%, 1/12/16		47,000	49,319
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	252,635

Total Japan			722,982

Luxembourg (0.4%)
Actavis Funding SCS
2.450%, 6/15/19§		250,000	243,166
Altice S.A.
7.250%, 5/15/22§	EUR	120,000	156,871
Befesa Zinc S.A.U. Via Zinc Capital S.A.
8.875%, 5/15/18(m)		225,000	300,556
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	106,027
Gestamp Funding Luxembourg S.A.
5.875%, 5/31/20(m)	EUR	215,000	285,840
HeidelbergCement Finance Luxembourg S.A.
8.500%, 10/31/19(m)		135,000	221,120
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	93,864
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	85,429

Total Luxembourg			1,492,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Malaysia (2.0%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	6,650,000	$2,059,564
3.314%, 10/31/17(b)		15,147,000	4,583,578

Total Malaysia			6,643,142

Mexico (2.4%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	123,657
3.000%, 7/12/21	EUR	526,000	734,668
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	173,485
3.125%, 1/23/19§		150,000	152,743
3.500%, 1/30/23		94,000	90,174
United Mexican States
5.125%, 1/15/20		150,000	166,920
3.500%, 1/21/21		50,000	50,859
4.000%, 10/2/23		150,000	154,800
10.000%, 12/5/24	MXN	67,960,000	6,554,560

Total Mexico			8,201,866

Netherlands (1.3%)
ASML Holding N.V.
3.375%, 9/19/23(m)	EUR	450,000	638,523
Cable Communications Systems N.V.
7.500%, 11/1/20(m)		250,000	330,762
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.875%, 2/8/22		$188,000	197,230
4.625%, 12/1/23		250,000	259,283
Diageo Finance B.V.
5.300%, 10/28/15		56,000	58,843
Gas Natural Fenosa Finance B.V.
3.875%, 4/11/22(m)	EUR	100,000	147,250
2.875%, 3/11/24(m)		500,000	686,029
Grupo Isolux Corsan Finance B.V.
6.625%, 4/15/21§		200,000	245,032
InterXion Holding N.V.
6.000%, 7/15/20§		175,000	228,770
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	97,674
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	233,455
MDC-GMTN B.V.
5.500%, 4/20/21(m)		319,000	364,458
Nyrstar Netherlands Holdings B.V.
8.500%, 9/15/19(b)§	EUR	250,000	297,944
Petrobras Global Finance B.V.
4.875%, 3/17/20		$100,000	100,945
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20(m)	EUR	200,000	254,821
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	205,915
3.400%, 8/12/23		50,000	50,854

Total Netherlands			4,397,788

New Zealand (1.8%)
New Zealand Government Bond
5.500%, 4/15/23(m)	NZD	7,200,000	6,159,478

Norway (1.8%)
Lock A/S
7.000%, 8/15/21§	EUR	300,000	388,388
Norwegian Government Bond
4.500%, 5/22/19	NOK	6,175,000	1,079,028
3.750%, 5/25/21		19,400,000	3,350,216
2.000%, 5/24/23		5,500,000	845,937
Statoil ASA
3.125%, 8/17/17		$38,000	39,840
5.250%, 4/15/19		94,000	106,129
3.700%, 3/1/24		200,000	206,522

Total Norway			6,016,060

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	91,822

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	221,560

Poland (2.0%)
Republic of Poland
5.000%, 10/19/15		38,000	39,625
6.375%, 7/15/19		225,000	264,240
5.000%, 3/23/22		38,000	41,801
4.000%, 10/25/23	PLN	19,700,000	6,416,908
4.000%, 1/22/24		$100,000	102,664

Total Poland			6,865,238

South Africa (1.2%)
Republic of South Africa
8.000%, 12/21/18	ZAR	22,000,000	1,981,710
5.500%, 3/9/20		$200,000	215,250
7.750%, 2/28/23	ZAR	21,050,000	1,821,995

Total South Africa			4,018,955

South Korea (2.1%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	255,267
Korea Development Bank
3.250%, 3/9/16		150,000	154,473
Republic of Korea
2.750%, 3/10/18	KRW	2,115,000,000	2,027,398
5.250%, 3/10/27		3,920,000,000	4,599,128

Total South Korea			7,036,266

Spain (4.1%)
Spain Government Bond
2.750%, 10/31/24(b)(m)	EUR	1,500,000	1,995,177
5.150%, 10/31/44(m)		6,945,000	11,474,674
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$113,000	122,741
5.462%, 2/16/21		94,000	104,470

Total Spain			13,697,062

Supranational (1.6%)
Asian Development Bank
1.750%, 9/11/18		100,000	100,612
EUROFIMA
6.250%, 12/28/18(m)	AUD	750,000	727,219
European Bank for Reconstruction & Development
1.625%, 11/15/18		$200,000	199,279
European Investment Bank
4.625%, 10/20/15		526,000	549,467
4.875%, 2/16/16		113,000	119,719
0.625%, 4/15/16		250,000	250,138
5.125%, 9/13/16		75,000	81,267
1.125%, 12/15/16		250,000	251,321
0.875%, 4/18/17		250,000	249,102
1.000%, 8/17/17		350,000	348,599
1.000%, 12/15/17		376,000	372,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Inter-American Development Bank
5.125%, 9/13/16		$197,000	$213,863
3.875%, 2/14/20		94,000	102,721
International Bank for Reconstruction & Development
0.375%, 11/16/15		250,000	250,335
2.125%, 3/15/16		188,000	192,289
0.500%, 5/16/16		250,000	249,547
2.125%, 2/13/23		131,000	127,480
International Finance Corp.
0.625%, 12/21/17		376,000	367,870
1.250%, 7/16/18		150,000	148,533
Nordic Investment Bank
0.750%, 1/17/18		376,000	368,622

Total Supranational			5,270,504

Sweden (2.8%)
Nordea Hypotek AB
2.250%, 6/19/19	SEK	12,800,000	1,856,646
Republic of Sweden
3.750%, 8/12/17		21,745,000	3,308,142
4.250%, 3/12/19		6,250,000	1,005,334
1.500%, 11/13/23		19,100,000	2,677,927
Svensk Exportkredit AB
1.875%, 6/17/19		$250,000	248,961
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	249,035
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	58,408

Total Sweden			9,404,453

Switzerland (0.2%)
Credit Suisse AG/New York
4.375%, 8/5/20		250,000	269,860
UBS AG/Connecticut
5.875%, 7/15/16		100,000	108,164
2.375%, 8/14/19		250,000	247,616

Total Switzerland			625,640

Thailand (1.2%)
Thailand Government Bond
3.875%, 6/13/19	THB	125,000,000	4,010,978

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		$338,000	374,335
3.250%, 3/23/23		200,000	179,750

Total Turkey			554,085

United Kingdom (4.2%)
Abbey National Treasury Services plc/London
2.350%, 9/10/19		150,000	148,192
AstraZeneca plc
5.900%, 9/15/17		75,000	84,470
Barclays Bank plc
5.140%, 10/14/20		131,000	140,728
BAT International Finance plc
2.750%, 3/25/25(m)	EUR	600,000	822,900
BP Capital Markets plc
2.994%, 2/18/19(m)		451,000	622,836
3.200%, 3/11/16		$150,000	155,212
2.237%, 5/10/19		150,000	149,002
4.500%, 10/1/20		38,000	41,518
3.245%, 5/6/22		75,000	74,614
British Sky Broadcasting Group plc
3.125%, 11/26/22§		150,000	145,369
British Telecommunications plc
5.950%, 1/15/18		100,000	112,842
Diageo Capital plc
5.500%, 9/30/16		113,000	123,046
EnQuest plc
7.000%, 4/15/22§		200,000	190,000
Ensco plc
3.250%, 3/15/16		19,000	19,549
Firstgroup plc
5.250%, 11/29/22(b)(m)	GBP	400,000	695,609
GHD Bondco plc
7.000%, 4/15/20§		150,000	228,607
GlaxoSmithKline Capital plc
1.500%, 5/8/17		$75,000	75,520
Heathrow Funding Ltd.
1.875%, 5/23/22(m)	EUR	400,000	520,886
HSBC Holdings plc
5.100%, 4/5/21		$150,000	168,492
Imperial Tobacco Finance plc
2.250%, 2/26/21(m)	EUR	600,000	790,784
Jaguar Land Rover Automotive plc
8.250%, 3/15/20(m)	GBP	169,000	303,112
Lloyds Bank plc
2.300%, 11/27/18		$200,000	199,995
Rio Tinto Finance USA plc
3.500%, 3/22/22		113,000	114,629
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	99,977
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	106,241
TES Finance plc
6.750%, 7/15/20(b)(m)	GBP	300,000	452,301
Twinkle Pizza plc
6.625%, 8/1/21§		150,000	245,896
United Kingdom Gilt
3.750%, 9/7/21(b)(m)		565,000	1,016,569
2.750%, 9/7/24(m)		1,650,000	2,750,383
4.750%, 12/7/30(b)(m)		650,000	1,323,291
3.250%, 1/22/44(b)(m)		800,000	1,344,001
United Utilities Water plc
4.250%, 1/24/20	EUR	376,000	553,455
Vodafone Group plc
5.450%, 6/10/19		$113,000	127,336
2.950%, 2/19/23		94,000	88,854
WPP Finance 2010
3.750%, 9/19/24		50,000	49,295

Total United Kingdom			14,085,511

United States (53.1%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	64,095
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	92,732
AbbVie, Inc.
2.000%, 11/6/18		131,000	129,049
2.900%, 11/6/22		131,000	125,102
ACE INA Holdings, Inc.
2.600%, 11/23/15		94,000	96,067
3.350%, 5/15/24		100,000	99,805
Actavis, Inc.
3.250%, 10/1/22		75,000	71,966
Aetna, Inc.
2.200%, 3/15/19		250,000	248,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Aflac, Inc.
2.650%, 2/15/17	$150,000	$154,631
Agilent Technologies, Inc.
3.875%, 7/15/23	56,000	56,418
Air Lease Corp.
5.625%, 4/1/17	50,000	54,064
Allstate Corp.
3.150%, 6/15/23	94,000	93,599
Altria Group, Inc.
9.700%, 11/10/18	13,000	16,719
9.250%, 8/6/19	42,000	54,674
2.950%, 5/2/23	94,000	89,487
4.000%, 1/31/24	100,000	102,303
American Electric Power Co., Inc.
1.650%, 12/15/17	100,000	99,950
American Express Co.
7.000%, 3/19/18	103,000	119,964
2.650%, 12/2/22	203,000	195,868
American Express Credit Corp.
1.125%, 6/5/17	200,000	198,535
American Honda Finance Corp.
1.125%, 10/7/16	250,000	250,877
American International Group, Inc.
5.850%, 1/16/18	94,000	105,965
4.875%, 6/1/22	150,000	165,883
American Tower Corp.
5.050%, 9/1/20	113,000	123,247
5.000%, 2/15/24	100,000	104,961
Ameriprise Financial, Inc.
5.300%, 3/15/20	94,000	106,147
4.000%, 10/15/23	100,000	104,260
Amgen, Inc.
2.300%, 6/15/16	19,000	19,420
3.450%, 10/1/20	188,000	194,158
3.625%, 5/15/22	56,000	56,892
Amphenol Corp.
2.550%, 1/30/19	75,000	75,484
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	38,000	42,194
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	100,000	99,964
1.250%, 1/17/18	150,000	146,787
2.150%, 2/1/19	250,000	248,575
2.625%, 1/17/23	94,000	88,268
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21	47,000	50,696
Aon Corp.
5.000%, 9/30/20	113,000	125,280
Apache Corp.
5.625%, 1/15/17	85,000	93,102
Apple, Inc.
1.000%, 5/3/18	94,000	91,544
2.100%, 5/6/19	150,000	150,047
2.850%, 5/6/21	250,000	250,309
Applied Materials, Inc.
4.300%, 6/15/21	75,000	81,205
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, 2/6/17§	100,000	99,936
Associates Corp. of North America
6.950%, 11/1/18	38,000	44,454
AT&T, Inc.
5.500%, 2/1/18	64,000	71,461
5.800%, 2/15/19	188,000	215,840
3.875%, 8/15/21	113,000	118,096
2.625%, 12/1/22	94,000	88,808
Atmos Energy Corp.
8.500%, 3/15/19	56,000	70,247
Autodesk, Inc.
1.950%, 12/15/17	28,000	28,099
AutoZone, Inc.
4.000%, 11/15/20	94,000	99,356
AvalonBay Communities, Inc.
3.625%, 10/1/20	100,000	104,026
Avon Products, Inc.
4.600%, 3/15/20	75,000	76,443
Baltimore Gas & Electric Co.
5.900%, 10/1/16	94,000	103,191
Bank of America Corp.
5.250%, 12/1/15	38,000	39,818
1.250%, 1/11/16	188,000	188,804
3.750%, 7/12/16	55,000	57,372
5.625%, 10/14/16	115,000	125,028
5.700%, 5/2/17	250,000	274,573
5.650%, 5/1/18	390,000	434,317
2.600%, 1/15/19	200,000	199,661
2.650%, 4/1/19	100,000	99,789
7.625%, 6/1/19	190,000	229,594
5.625%, 7/1/20	190,000	214,756
4.125%, 1/22/24	100,000	102,032
Bank of New York Mellon Corp.
0.700%, 10/23/15	56,000	56,117
4.150%, 2/1/21	113,000	122,064
Baxter International, Inc.
5.375%, 6/1/18	113,000	126,440
BB&T Corp.
3.200%, 3/15/16	188,000	194,399
2.250%, 2/1/19	100,000	100,032
Beam Suntory, Inc.
5.375%, 1/15/16	27,000	28,461
Bear Stearns Cos. LLC
5.300%, 10/30/15	38,000	39,861
4.650%, 7/2/18	75,000	81,423
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	56,000	63,240
2.000%, 11/15/18	130,000	129,009
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	94,027
Boeing Capital Corp.
2.900%, 8/15/18	94,000	98,049
Boston Properties LP
5.625%, 11/15/20	100,000	113,918
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,906
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	98,669
2.000%, 8/1/22	94,000	86,956
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	156,277
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	75,000	84,954
3.050%, 3/15/22	94,000	93,522
3.750%, 4/1/24	25,000	25,496
CA, Inc.
2.875%, 8/15/18	100,000	101,159
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	294,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
3.200%, 6/15/22	$75,000	$74,318
Caterpillar Financial Services Corp.
5.500%, 3/15/16	75,000	80,186
1.350%, 9/6/16	100,000	100,790
7.150%, 2/15/19	60,000	72,525
2.100%, 6/9/19	250,000	248,785
Caterpillar, Inc.
2.600%, 6/26/22	56,000	54,741
CBS Corp.
5.750%, 4/15/20	94,000	107,730
Celgene Corp.
3.950%, 10/15/20	19,000	20,112
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	71,206
CF Industries, Inc.
7.125%, 5/1/20	56,000	67,544
Charles Schwab Corp.
3.225%, 9/1/22	188,000	192,121
Chevron Corp.
3.191%, 6/24/23	75,000	75,531
Chubb Corp.
6.375%, 3/29/67(l)	38,000	41,562
Cigna Corp.
4.500%, 3/15/21	94,000	102,765
Cintas Corp. No. 2
2.850%, 6/1/16	113,000	116,093
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	206,128
3.625%, 3/4/24	100,000	102,653
Citigroup, Inc.
5.300%, 1/7/16	94,000	99,163
1.300%, 4/1/16	188,000	188,593
5.850%, 8/2/16	100,000	108,200
1.750%, 5/1/18	94,000	92,503
8.500%, 5/22/19	188,000	235,294
5.375%, 8/9/20	38,000	42,755
3.875%, 10/25/23	100,000	101,342
3.750%, 6/16/24	200,000	199,543
CNA Financial Corp.
5.875%, 8/15/20	56,000	63,765
Coca-Cola Co.
1.800%, 9/1/16	75,000	76,442
3.150%, 11/15/20	169,000	175,840
3.200%, 11/1/23	100,000	100,219
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	98,864
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	54,342
Comcast Corp.
6.500%, 1/15/17	75,000	83,934
5.150%, 3/1/20	94,000	106,467
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	156,803
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	95,000	103,778
ConAgra Foods, Inc.
3.200%, 1/25/23	68,000	65,303
Connecticut Light & Power Co.
2.500%, 1/15/23	94,000	89,891
ConocoPhillips Co.
2.400%, 12/15/22	94,000	90,033
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	131,000	147,837
Consumers Energy Co.
6.700%, 9/15/19	94,000	112,371
Continental Resources, Inc.
5.000%, 9/15/22	100,000	105,369
4.500%, 4/15/23	50,000	51,803
3.800%, 6/1/24	100,000	98,122
Corning, Inc.
4.250%, 8/15/20	56,000	61,000
Costco Wholesale Corp.
5.500%, 3/15/17	38,000	41,988
Credit Suisse USA, Inc.
5.850%, 8/16/16	75,000	81,472
CRH America, Inc.
6.000%, 9/30/16	113,000	123,546
CSX Corp.
7.375%, 2/1/19	98,000	118,117
CVS Health Corp.
5.750%, 6/1/17	51,000	56,669
2.250%, 12/5/18	250,000	250,730
Danaher Corp.
2.300%, 6/23/16	94,000	96,430
3.900%, 6/23/21	38,000	40,919
Deere & Co.
4.375%, 10/16/19	131,000	144,126
2.600%, 6/8/22	38,000	36,922
Delphi Corp.
4.150%, 3/15/24	100,000	102,125
Devon Energy Corp.
4.000%, 7/15/21	113,000	119,675
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	38,000	39,089
4.600%, 2/15/21	188,000	203,418
Discovery Communications LLC
5.050%, 6/1/20	38,000	42,101
4.375%, 6/15/21	38,000	40,817
Dollar General Corp.
1.875%, 4/15/18	56,000	53,802
Dominion Gas Holdings LLC
1.050%, 11/1/16	100,000	99,872
Dominion Resources, Inc.
8.875%, 1/15/19	145,000	182,595
Dow Chemical Co.
8.550%, 5/15/19	113,000	142,100
4.250%, 11/15/20	94,000	100,147
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	56,000	57,500
DTE Energy Co.
6.350%, 6/1/16	34,000	36,911
Duke Energy Corp.
3.950%, 10/15/23	100,000	103,423
Duke Energy Indiana, Inc.
3.750%, 7/15/20	38,000	40,125
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	56,000	60,944
Eastman Chemical Co.
3.600%, 8/15/22	75,000	75,467
Eaton Corp.
2.750%, 11/2/22	94,000	90,565
eBay, Inc.
3.250%, 10/15/20	38,000	38,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Ecolab, Inc.
4.350%, 12/8/21	$94,000	$101,600
Edison International
3.750%, 9/15/17	19,000	20,113
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	75,000	86,633
EMC Corp.
1.875%, 6/1/18	150,000	149,048
Emerson Electric Co.
2.625%, 2/15/23	94,000	91,233
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	158,162
Entergy Corp.
5.125%, 9/15/20	113,000	123,681
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	92,481
3.900%, 2/15/24	50,000	50,789
EOG Resources, Inc.
5.625%, 6/1/19	28,000	31,908
4.100%, 2/1/21	75,000	81,020
EQT Corp.
4.875%, 11/15/21	94,000	102,710
Essex Portfolio LP
3.875%, 5/1/24	100,000	100,237
Expedia, Inc.
5.950%, 8/15/20	56,000	63,070
Express Scripts Holding Co.
2.250%, 6/15/19	150,000	147,847
3.900%, 2/15/22	94,000	97,526
Exxon Mobil Corp.
3.176%, 3/15/24	100,000	101,960
Federal Farm Credit Bank
4.875%, 1/17/17	383,000	418,304
Federal Home Loan Bank
5.250%, 6/5/17	1,015,000	1,124,347
Federal Home Loan Mortgage Corp.
0.500%, 5/13/16	251,000	250,669
2.000%, 8/25/16	131,000	134,428
0.875%, 10/14/16	500,000	501,312
5.125%, 11/17/17	275,000	308,056
0.875%, 3/7/18	500,000	491,254
2.375%, 1/13/22	1,414,000	1,407,840
Federal National Mortgage Association
1.250%, 9/28/16	400,000	404,534
0.750%, 11/14/16	650,000	649,658
0.750%, 11/25/16	400,000	399,729
5.375%, 6/12/17	488,000	543,410
0.875%, 5/21/18	188,000	184,104
1.875%, 9/18/18	250,000	252,723
1.625%, 11/27/18	350,000	349,571
1.750%, 6/20/19	800,000	796,768
1.750%, 9/12/19	500,000	496,093
2.625%, 9/6/24	200,000	196,961
FedEx Corp.
2.625%, 8/1/22	19,000	18,420
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	73,584
3.875%, 6/5/24	100,000	99,850
Fifth Third Bancorp
3.625%, 1/25/16	150,000	155,310
2.300%, 3/1/19	75,000	74,186
Financing Corp.
9.800%, 4/6/18	150,000	193,295
Fiserv, Inc.
4.750%, 6/15/21	56,000	61,905
Florida Power & Light Co.
3.250%, 6/1/24	100,000	100,101
Flowserve Corp.
4.000%, 11/15/23	50,000	50,544
Ford Motor Credit Co. LLC
4.250%, 2/3/17	200,000	212,159
3.000%, 6/12/17	200,000	206,421
1.724%, 12/6/17	250,000	247,668
2.875%, 10/1/18	200,000	203,440
Freeport-McMoRan, Inc.
2.375%, 3/15/18	100,000	100,065
3.100%, 3/15/20	94,000	93,318
3.550%, 3/1/22	94,000	91,630
Gap, Inc.
5.950%, 4/12/21	56,000	63,511
GATX Corp.
2.375%, 7/30/18	94,000	94,467
General Dynamics Corp.
3.875%, 7/15/21	38,000	40,730
2.250%, 11/15/22	56,000	52,909
General Electric Capital Corp.
1.000%, 1/8/16	188,000	188,927
5.000%, 1/8/16	38,000	40,105
1.500%, 7/12/16	188,000	189,919
5.400%, 2/15/17	113,000	123,741
1.250%, 5/15/17	250,000	249,649
5.625%, 9/15/17	38,000	42,568
6.000%, 8/7/19	150,000	175,036
5.300%, 2/11/21	263,000	296,670
3.100%, 1/9/23	75,000	74,345
6.375%, 11/15/67(l)	75,000	81,187
General Electric Co.
5.250%, 12/6/17	75,000	83,233
2.700%, 10/9/22	75,000	72,977
General Mills, Inc.
5.650%, 2/15/19	94,000	106,761
Genworth Holdings, Inc.
7.200%, 2/15/21	94,000	111,168
Georgia Power Co.
3.000%, 4/15/16	94,000	97,280
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	123,641
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	94,000	106,399
2.800%, 3/18/23	94,000	90,595
Goldman Sachs Group, Inc.
5.625%, 1/15/17	207,000	224,676
6.150%, 4/1/18	282,000	317,146
2.625%, 1/31/19	275,000	274,239
6.000%, 6/15/20	188,000	216,071
3.625%, 1/22/23	56,000	55,451
3.850%, 7/8/24	150,000	149,129
Google, Inc.
2.125%, 5/19/16	75,000	76,721
Great Plains Energy, Inc.
4.850%, 6/1/21	38,000	41,546
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	56,000	63,220
HCP, Inc.
3.750%, 2/1/16	38,000	39,415
6.000%, 1/30/17	96,000	105,924
2.625%, 2/1/20	94,000	92,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care REIT, Inc.
3.625%, 3/15/16		$38,000	$39,409
4.700%, 9/15/17		188,000	203,748
Hewlett-Packard Co.
5.500%, 3/1/18		225,000	251,444
2.750%, 1/14/19		100,000	101,441
Historic TW, Inc.
6.875%, 6/15/18		38,000	44,369
Home Depot, Inc.
5.400%, 3/1/16		188,000	200,307
2.000%, 6/15/19		250,000	248,687
Honeywell International, Inc.
5.300%, 3/1/18		64,000	71,709
Hospitality Properties Trust
6.300%, 6/15/16		97,000	102,542
HSBC Finance Corp.
5.500%, 1/19/16		131,000	138,664
6.676%, 1/15/21		83,000	97,076
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,361
2.250%, 6/23/19		300,000	298,596
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	41,398
Intel Corp.
3.300%, 10/1/21		94,000	96,454
2.700%, 12/15/22		75,000	72,821
International Business Machines Corp.
0.450%, 5/6/16		131,000	130,437
1.950%, 2/12/19		150,000	149,633
International Paper Co.
7.500%, 8/15/21		94,000	116,992
4.750%, 2/15/22		56,000	60,771
3.650%, 6/15/24		100,000	97,128
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	189,000	239,910
Jefferies Group LLC
5.125%, 4/13/18		$75,000	81,034
John Deere Capital Corp.
1.050%, 10/11/16		150,000	150,385
1.125%, 6/12/17		250,000	248,997
Johnson & Johnson
3.375%, 12/5/23		50,000	52,304
JPMorgan Chase & Co.
5.150%, 10/1/15		113,000	117,671
1.125%, 2/26/16		438,000	440,015
1.350%, 2/15/17		150,000	149,671
1.625%, 5/15/18		94,000	92,731
4.250%, 10/15/20		376,000	400,555
3.250%, 9/23/22		301,000	296,468
3.200%, 1/25/23		131,000	127,962
3.625%, 5/13/24		100,000	99,385
3.875%, 9/10/24		150,000	147,133
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	279,547
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	40,406
Kellogg Co.
4.000%, 12/15/20		94,000	100,544
KeyCorp
5.100%, 3/24/21		75,000	83,288
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	175,503
Kohl’s Corp.
4.750%, 12/15/23		50,000	53,126
Kraft Foods Group, Inc.
5.375%, 2/10/20		98,000	110,421
Kroger Co.
6.150%, 1/15/20		94,000	108,817
L-3 Communications Corp.
3.950%, 11/15/16		56,000	58,867
4.950%, 2/15/21		56,000	60,767
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	100,464
Leucadia National Corp.
5.500%, 10/18/23		50,000	52,313
LG&E and KU Energy LLC
3.750%, 11/15/20		75,000	77,913
Liberty Property LP
4.125%, 6/15/22		56,000	58,410
Life Technologies Corp.
5.000%, 1/15/21		75,000	83,497
Lincoln National Corp.
4.850%, 6/24/21		56,000	61,059
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	123,238
Lorillard Tobacco Co.
6.875%, 5/1/20		38,000	44,461
Lowe’s Cos., Inc.
5.400%, 10/15/16		56,000	60,814
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	97,875
Marathon Oil Corp.
2.800%, 11/1/22		75,000	71,692
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	104,825
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		77,000	100,100
3.500%, 6/3/24		100,000	99,766
McDonald’s Corp.
5.350%, 3/1/18		75,000	84,052
3.250%, 6/10/24		150,000	149,226
McKesson Corp.
3.250%, 3/1/16		131,000	135,056
2.284%, 3/15/19		150,000	148,758
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	44,249
4.125%, 9/15/20		75,000	79,798
Medtronic, Inc.
4.450%, 3/15/20		94,000	103,196
2.750%, 4/1/23		56,000	53,909
Merck & Co., Inc.
1.300%, 5/18/18		94,000	92,721
MetLife, Inc.
6.817%, 8/15/18		68,000	79,869
4.750%, 2/8/21		100,000	110,379
Microsoft Corp.
1.000%, 5/1/18		113,000	110,913
1.625%, 12/6/18		150,000	148,829
3.000%, 10/1/20		56,000	58,095
Mondelez International, Inc.
2.250%, 2/1/19		100,000	99,330
5.375%, 2/10/20		90,000	101,879
Monsanto Co.
1.150%, 6/30/17		150,000	149,004
2.750%, 7/15/21		35,000	34,699
Moody’s Corp.
4.500%, 9/1/22		19,000	19,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley
1.750%, 2/25/16		$250,000	$252,559
2.500%, 1/24/19		150,000	150,105
7.300%, 5/13/19		282,000	335,753
2.375%, 7/23/19		150,000	147,538
5.500%, 1/26/20		150,000	168,000
5.750%, 1/25/21		188,000	214,083
3.750%, 2/25/23		56,000	56,045
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	55,431
Murphy Oil Corp.
3.700%, 12/1/22		75,000	73,204
Murray Street Investment Trust I
4.647%, 3/9/17(e)		94,000	100,634
Nabors Industries, Inc.
4.625%, 9/15/21		94,000	100,526
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		75,000	82,806
National Oilwell Varco, Inc.
2.600%, 12/1/22		113,000	108,118
National Retail Properties, Inc.
3.900%, 6/15/24		100,000	100,346
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17		75,000	83,294
2.150%, 2/1/19		200,000	200,887
NBCUniversal Media LLC
2.875%, 4/1/16		250,000	257,764
4.375%, 4/1/21		150,000	163,127
2.875%, 1/15/23		94,000	92,205
NetApp, Inc.
2.000%, 12/15/17		38,000	38,157
3.375%, 6/15/21		100,000	100,140
New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Series QQ
1.096%, 6/15/16		50,000	49,859
Newell Rubbermaid, Inc.
4.700%, 8/15/20		38,000	40,729
Newmont Mining Corp.
3.500%, 3/15/22		94,000	86,659
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		56,000	60,658
2.700%, 9/15/19		150,000	151,160
NiSource Finance Corp.
6.125%, 3/1/22		100,000	116,953
Noble Energy, Inc.
4.150%, 12/15/21		94,000	99,418
Norfolk Southern Corp.
5.900%, 6/15/19		103,000	119,084
Northrop Grumman Corp.
3.500%, 3/15/21		19,000	19,706
Occidental Petroleum Corp.
2.700%, 2/15/23		94,000	90,333
Omnicom Group, Inc.
5.900%, 4/15/16		38,000	40,751
4.450%, 8/15/20		38,000	40,836
3.625%, 5/1/22		19,000	19,292
ONEOK Partners LP
8.625%, 3/1/19		94,000	117,729
Oracle Corp.
5.750%, 4/15/18		188,000	213,196
2.250%, 10/8/19		250,000	248,855
2.500%, 10/15/22		75,000	71,648
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	46,722
3.500%, 10/1/20		56,000	58,725
PepsiCo, Inc.
5.000%, 6/1/18		94,000	104,752
7.900%, 11/1/18		19,000	23,336
2.750%, 3/1/23		200,000	193,127
Pfizer, Inc.
4.650%, 3/1/18		38,000	41,833
6.200%, 3/15/19		94,000	109,817
2.100%, 5/15/19		100,000	99,699
Philip Morris International, Inc.
5.650%, 5/16/18		75,000	85,031
3.600%, 11/15/23		50,000	50,602
Phillips 66
2.950%, 5/1/17		56,000	58,155
Pitney Bowes, Inc.
4.750%, 5/15/18		38,000	40,779
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	90,773
3.850%, 10/15/23		150,000	151,296
PNC Funding Corp.
5.250%, 11/15/15		75,000	78,700
5.125%, 2/8/20		188,000	211,896
PPL Capital Funding, Inc.
4.200%, 6/15/22		47,000	49,504
Precision Castparts Corp.
2.500%, 1/15/23		38,000	36,312
Priceline Group, Inc.
2.375%, 9/23/24	EUR	700,000	888,613
Pride International, Inc.
8.500%, 6/15/19		$75,000	92,926
Procter & Gamble Co.
4.850%, 12/15/15		38,000	39,986
4.700%, 2/15/19		131,000	147,810
Progress Energy, Inc.
4.400%, 1/15/21		94,000	102,550
Progressive Corp.
3.750%, 8/23/21		56,000	58,729
Prologis LP
4.500%, 8/15/17		38,000	40,696
6.875%, 3/15/20		34,000	40,317
3.350%, 2/1/21		150,000	149,907
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	148,577
5.875%, 9/15/42(l)		100,000	105,250
PSEG Power LLC
5.500%, 12/1/15		85,000	89,432
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	148,824
Quest Diagnostics, Inc.
3.200%, 4/1/16		188,000	193,787
QVC, Inc.
3.125%, 4/1/19		250,000	250,920
Raytheon Co.
3.125%, 10/15/20		94,000	96,269
Realty Income Corp.
3.250%, 10/15/22		56,000	54,701
Reinsurance Group of America, Inc.
4.700%, 9/15/23		50,000	53,388
Republic Services, Inc.
5.250%, 11/15/21		94,000	106,514
Reynolds American, Inc.
3.250%, 11/1/22		56,000	53,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Industries, Inc.
3.125%, 11/15/22	$75,000	$73,224
Rowan Cos., Inc.
4.875%, 6/1/22	28,000	28,950
Ryder System, Inc.
3.500%, 6/1/17	75,000	78,601
Safeway, Inc.
5.000%, 8/15/19	43,000	43,084
3.950%, 8/15/20	19,000	18,976
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	104,722
Senior Housing Properties Trust
3.250%, 5/1/19	100,000	100,582
Simon Property Group LP
2.200%, 2/1/19	100,000	100,319
5.650%, 2/1/20	188,000	215,656
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,387
Southern Co.
2.150%, 9/1/19	100,000	98,816
Southwest Airlines Co.
5.125%, 3/1/17(b)	38,000	41,040
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	65,411
Southwestern Energy Co.
4.100%, 3/15/22	94,000	96,497
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	54,624
Starbucks Corp.
3.850%, 10/1/23	50,000	52,325
State of California, Various Purposes, General Obligation Bonds, Series 2010
3.950%, 11/1/15	95,000	98,434
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	190,000	204,641
5.877%, 3/1/19	40,000	44,326
State Street Bank & Trust Co.
5.300%, 1/15/16	100,000	105,507
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	56,000	58,100
3.500%, 1/20/17	94,000	98,583
Synchrony Financial
3.750%, 8/15/21	50,000	50,350
Sysco Corp.
2.350%, 10/2/19	100,000	100,024
Target Corp.
6.000%, 1/15/18	100,000	114,171
2.300%, 6/26/19	250,000	251,395
Tennessee Valley Authority
5.500%, 7/18/17	676,000	757,691
6.250%, 12/15/17	38,000	43,925
4.500%, 4/1/18	94,000	103,659
Textron, Inc.
4.300%, 3/1/24	100,000	103,241
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	165,115
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	248,806
Time Warner, Inc.
4.700%, 1/15/21	188,000	205,266
3.550%, 6/1/24	150,000	147,941
Toyota Motor Credit Corp.
2.800%, 1/11/16	188,000	193,425
0.800%, 5/17/16	56,000	56,052
3.300%, 1/12/22	94,000	96,866
Travelers Cos., Inc.
5.750%, 12/15/17	113,000	127,402
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,541
U.S. Bancorp/Minnesota
2.200%, 11/15/16	188,000	192,951
2.200%, 4/25/19	150,000	150,027
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	151,542
8.125%, 5/15/21	750,000	1,029,613
7.125%, 2/15/23	188,000	256,582
U.S. Treasury Notes
1.250%, 10/31/15	2,005,000	2,028,330
0.375%, 11/15/15	1,127,000	1,129,289
0.250%, 12/15/15	3,000,000	3,001,187
2.125%, 12/31/15	6,878,000	7,038,934
0.375%, 4/30/16	2,000,000	1,999,150
2.625%, 4/30/16	463,000	479,176
5.125%, 5/15/16	3,238,000	3,483,633
0.375%, 5/31/16	2,000,000	1,997,920
1.750%, 5/31/16	3,650,000	3,728,917
0.500%, 6/30/16	2,000,000	2,001,113
1.500%, 6/30/16	376,000	382,640
3.250%, 6/30/16	1,700,000	1,781,539
0.500%, 7/31/16	3,000,000	3,000,366
4.875%, 8/15/16	526,000	568,083
0.500%, 8/31/16	1,000,000	998,911
1.000%, 8/31/16	1,691,000	1,704,616
0.625%, 10/15/16	2,000,000	1,999,160
3.125%, 10/31/16	465,000	488,695
0.875%, 12/31/16	2,500,000	2,506,421
0.750%, 1/15/17	300,000	299,815
3.250%, 3/31/17	406,000	429,936
0.875%, 4/30/17	503,000	502,425
0.625%, 5/31/17	1,014,000	1,005,128
2.750%, 5/31/17	1,127,000	1,180,081
0.875%, 6/15/17	1,500,000	1,496,367
0.750%, 6/30/17	1,000,000	993,262
2.500%, 6/30/17	1,987,000	2,068,362
4.750%, 8/15/17	2,776,000	3,066,016
0.625%, 8/31/17	1,691,000	1,668,426
1.875%, 8/31/17	1,623,000	1,660,563
1.875%, 9/30/17	841,000	859,660
0.750%, 10/31/17	1,127,000	1,112,615
1.875%, 10/31/17	1,089,000	1,112,822
4.250%, 11/15/17	1,063,000	1,163,570
0.750%, 12/31/17	693,000	681,962
2.750%, 12/31/17	2,149,000	2,251,728
0.750%, 2/28/18	1,503,000	1,474,364
2.750%, 2/28/18	939,000	984,125
0.625%, 4/30/18	2,818,000	2,743,752
2.625%, 4/30/18	939,000	980,091
1.375%, 6/30/18	376,000	374,902
1.375%, 7/31/18	880,000	876,416
1.500%, 8/31/18	51,000	50,972
1.250%, 10/31/18	2,350,000	2,320,487
1.250%, 11/30/18	1,700,000	1,676,575
1.500%, 12/31/18	3,005,000	2,989,740
1.250%, 1/31/19	450,000	442,441
1.375%, 2/28/19	1,938,000	1,913,169
1.500%, 2/28/19	600,000	595,746
1.625%, 3/31/19	400,000	398,844
3.125%, 5/15/19	500,000	531,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
1.500%, 5/31/19		$500,000	$494,780
1.625%, 6/30/19		2,000,000	1,989,375
1.625%, 7/31/19		600,000	596,209
3.625%, 8/15/19		843,000	916,310
1.625%, 8/31/19		1,000,000	993,164
3.375%, 11/15/19		1,469,000	1,581,585
3.625%, 2/15/20		1,011,000	1,102,069
3.500%, 5/15/20		351,000	380,396
1.375%, 5/31/20		639,000	618,800
2.625%, 8/15/20		376,000	388,661
2.000%, 9/30/20		550,000	548,324
2.625%, 11/15/20		1,774,000	1,829,386
2.000%, 11/30/20		600,000	596,678
2.375%, 12/31/20		350,000	355,523
3.625%, 2/15/21		1,000,000	1,090,830
3.125%, 5/15/21		1,446,000	1,532,223
2.125%, 6/30/21		3,700,000	3,683,487
2.250%, 7/31/21		600,000	602,010
2.125%, 8/15/21		188,000	187,058
2.125%, 9/30/21		500,000	496,797
2.000%, 11/15/21		1,722,000	1,695,111
2.000%, 2/15/22		488,000	479,222
1.750%, 5/15/22		564,000	542,151
1.625%, 8/15/22		1,503,000	1,427,043
1.625%, 11/15/22		376,000	355,313
2.000%, 2/15/23		742,000	719,972
1.750%, 5/15/23		1,200,000	1,137,375
2.500%, 8/15/23		750,000	754,431
2.750%, 11/15/23		1,350,000	1,383,750
2.750%, 2/15/24		2,550,000	2,609,990
2.500%, 5/15/24		1,800,000	1,801,178
2.375%, 8/15/24		900,000	889,594
Unilever Capital Corp.
2.750%, 2/10/16		150,000	154,352
Union Pacific Corp.
5.700%, 8/15/18		94,000	107,388
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	77,489
United Technologies Corp.
3.100%, 6/1/22		56,000	56,188
UnitedHealth Group, Inc.
5.375%, 3/15/16		75,000	80,040
6.000%, 2/15/18		56,000	63,599
URS Corp.
3.850%, 4/1/17		56,000	57,857
Valero Energy Corp.
6.125%, 2/1/20		56,000	64,583
Ventas Realty LP
3.750%, 5/1/24		150,000	147,522
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	39,732
Verizon Communications, Inc.
2.500%, 9/15/16		200,000	205,417
1.350%, 6/9/17		300,000	298,440
2.625%, 2/21/20§		100,000	98,795
4.500%, 9/15/20		100,000	108,247
5.150%, 9/15/23		400,000	442,977
3.250%, 2/17/26	EUR	600,000	848,550
Viacom, Inc.
3.500%, 4/1/17		$94,000	98,686
3.875%, 12/15/21		75,000	77,755
Virginia Electric & Power Co.
5.400%, 1/15/16		38,000	40,280
Voya Financial, Inc.
5.500%, 7/15/22		100,000	111,999
Wachovia Corp.
5.750%, 6/15/17		188,000	209,121
Walgreen Co.
3.100%, 9/15/22		19,000	18,351
Wal-Mart Stores, Inc.
1.950%, 12/15/18		250,000	251,218
3.625%, 7/8/20		113,000	120,239
3.250%, 10/25/20		113,000	117,733
Walt Disney Co.
3.750%, 6/1/21		19,000	20,264
Waste Management, Inc.
7.375%, 3/11/19		31,000	37,386
WellPoint, Inc.
2.300%, 7/15/18		250,000	250,662
2.250%, 8/15/19		100,000	98,461
Wells Fargo & Co.
5.125%, 9/15/16		38,000	40,963
1.150%, 6/2/17		250,000	248,064
1.500%, 1/16/18		94,000	93,354
2.150%, 1/15/19		150,000	149,699
3.500%, 3/8/22		56,000	57,188
3.450%, 2/13/23		94,000	92,257
3.300%, 9/9/24		100,000	98,162
Western Union Co.
5.930%, 10/1/16		38,000	41,377
Williams Cos., Inc.
4.550%, 6/24/24		150,000	147,917
Williams Partners LP
4.125%, 11/15/20		150,000	157,104
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	75,897
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	56,490
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	103,485
Xerox Corp.
2.950%, 3/15/17		94,000	97,192
6.350%, 5/15/18		38,000	43,465
Yum! Brands, Inc.
3.875%, 11/1/20		75,000	77,886
Zoetis, Inc.
3.250%, 2/1/23		85,000	83,198

Total United States			178,811,022

Total Investments (98.5%) (Cost $330,933,827)			331,755,539
Other Assets Less Liabilities (1.5%)			5,076,930

Net Assets (100%)			$336,832,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $4,087,845 or 1.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date. (l) Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $57,520,879 or 17.1% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

THB — Thailand Baht

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint vs. U.S. Dollar, expiring 10/8/14	JPMorgan Chase Bank	359,000	1,502	$1,458,970	$1,502,084	$(43,114)
Hungarian Forint vs. U.S. Dollar, expiring 10/8/14	JPMorgan Chase Bank	129,500	541	526,286	541,115	(14,829)
Hungarian Forint vs. U.S. Dollar, expiring 10/8/14	JPMorgan Chase Bank	235,575	979	957,373	979,398	(22,025)
Hungarian Forint vs. U.S. Dollar, expiring 10/8/14	JPMorgan Chase Bank	110,925	463	450,797	463,054	(12,257)
British Pound vs. Japanese Yen, expiring 11/10/14#	JPMorgan Chase Bank	4,200	728,238	6,806,438	6,641,816	164,622
European Union Euro vs. U.S. Dollar, expiring 12/16/14	JPMorgan Chase Bank	9,250	11,967	11,689,549	11,966,605	(277,056)
Canadian Dollar vs. U.S. Dollar, expiring 10/28/14	JPMorgan Chase Bank	8,250	7,652	7,361,438	7,651,996	(290,558)
U.S. Dollar vs. Swedish Krona, expiring 10/31/14	JPMorgan Chase Bank	9,437	64,500	9,437,265	8,937,356	499,909
U.S. Dollar vs. British Pound, expiring 11/10/14	JPMorgan Chase Bank	2,775	1,650	2,774,998	2,673,958	101,040
U.S. Dollar vs. British Pound, expiring 11/10/14	JPMorgan Chase Bank	497	300	497,419	486,174	11,245
U.S. Dollar vs. British Pound, expiring 11/10/14	JPMorgan Chase Bank	1,652	1,000	1,652,182	1,620,580	31,602
U.S. Dollar vs. British Pound, expiring 11/10/14	JPMorgan Chase Bank	840	510	840,023	826,496	13,527
U.S. Dollar vs. British Pound, expiring 11/10/14	JPMorgan Chase Bank	277	170	277,078	275,499	1,579
U.S. Dollar vs. Hungarian Forint, expiring 10/8/14	State Street Bank & Trust	3,517	835,000	3,517,145	3,393,427	123,718
U.S. Dollar vs. South African Rand, expiring 11/28/14	JPMorgan Chase Bank	4,011	43,365	4,011,355	3,806,901	204,454
U.S. Dollar vs. Brazilian Real, expiring 12/2/14	State Street Bank & Trust	3,897	9,000	3,897,453	3,614,823	282,630
U.S. Dollar vs. New Zealand Dollar, expiring 12/15/14	JPMorgan Chase Bank	6,486	8,000	6,485,600	6,198,063	287,537
U.S. Dollar vs. Australian Dollar, expiring 12/17/14	JPMorgan Chase Bank	12,310	13,775	12,310,029	11,994,347	315,682
U.S. Dollar vs. European Union Euro, expiring 12/16/14	JPMorgan Chase Bank	573	450	572,551	568,681	3,870
U.S. Dollar vs. European Union Euro, expiring 12/16/14	JPMorgan Chase Bank	13,362	10,600	13,361,565	13,395,591	(34,026)
Japanese Yen vs. U.S. Dollar, expiring 11/10/14	JPMorgan Chase Bank	745,000	7,279	6,794,692	7,278,874	(484,182)
Japanese Yen vs. U.S. Dollar, expiring 12/11/14	JPMorgan Chase Bank	1,975,000	18,120	18,018,947	18,120,214	(101,267)

						$762,101

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at September 30, 2014 of the currency being purchased, and the U.S. $ Settlement Value is the value at September 30, 2014 of the currency being sold.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$8,026,053	$—	$8,026,053
Consumer Staples	—	8,423,012	—	8,423,012
Energy	—	7,741,245	—	7,741,245
Financials	—	36,163,575	—	36,163,575
Health Care	—	5,055,029	—	5,055,029
Industrials	—	6,875,745	—	6,875,745
Information Technology	—	5,361,178	—	5,361,178
Materials	—	3,705,508	—	3,705,508
Telecommunication Services	—	5,329,666	—	5,329,666
Utilities	—	5,810,712	—	5,810,712
Forward Currency Contracts	—	2,041,415	—	2,041,415
Government Securities
Foreign Governments	—	108,948,950	—	108,948,950
Municipal Bonds	—	501,038	—	501,038
Supranational	—	5,270,504	—	5,270,504
U.S. Government Agencies	—	9,103,056	—	9,103,056
U.S. Treasuries	—	115,440,268	—	115,440,268

Total Assets	$—	$333,796,954	$—	$333,796,954

Liabilities:
Forward Currency Contracts	$—	$(1,279,314)	$—	$(1,279,314)

Total Liabilities	$—	$(1,279,314)	$—	$(1,279,314)

Total	$—	$332,517,640	$—	$332,517,640

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$168,794,635
Long-term U.S. government debt securities	52,162,086

$220,956,721

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,959,700
Long-term U.S. government debt securities	46,753,050

$153,712,750

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,477,224
Aggregate gross unrealized depreciation	(5,663,371)

Net unrealized appreciation	$813,853

Federal income tax cost of investments	$330,941,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (85.0%)
Consumer Discretionary (13.0%)
Auto Components (0.6%)
Chassix, Inc.
9.250%, 8/1/18§	$15,000	$14,812
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, 3/15/19	600,000	594,000
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	400,000	415,000

		1,023,812

Automobiles (0.1%)
General Motors Co.
4.875%, 10/2/23	201,000	211,553

Diversified Consumer Services (0.1%)
ServiceMaster Co.
7.450%, 8/15/27	145,000	147,175

Hotels, Restaurants & Leisure (2.0%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§	600,000	596,280
Choctaw Resort Development Enterprise
7.250%, 11/15/19§	750,000	746,250
Landry’s, Inc.
9.375%, 5/1/20§	659,000	696,069
MGM Resorts International
10.000%, 11/1/16	100,000	113,000
11.375%, 3/1/18	350,000	421,750
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	109,000	114,995
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	230,000	232,300
7.500%, 10/15/27	169,000	192,660
Scientific Games International, Inc.
6.625%, 5/15/21§	176,000	146,960
Viking Cruises Ltd.
8.500%, 10/15/22§	190,000	207,575

		3,467,839

Household Durables (0.8%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.125%, 7/1/22§	376,000	376,000
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	286,000	300,300
RSI Home Products, Inc.
6.875%, 3/1/18§	464,000	484,880
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	300,000	292,500

		1,453,680

Internet & Catalog Retail (0.4%)
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	780,000	741,000

Media (7.2%)
Advantage Sales & Marketing, Inc., Term Loan
7.500%, 6/26/22	650,000	639,275
Altice S.A.
7.750%, 5/15/22§	614,000	632,420
AMC Entertainment, Inc.
9.750%, 12/1/20	500,000	550,650
Cablevision Systems Corp.
7.750%, 4/15/18	90,000	97,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	330,000	315,579
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	747,000	778,747
6.500%, 11/15/22	600,000	612,000
CSC Holdings LLC
5.250%, 6/1/24§	672,000	641,340
DCP LLC/DCP Corp.
10.750%, 8/15/15§	525,000	526,312
DISH DBS Corp.
5.875%, 7/15/22	284,000	289,680
5.000%, 3/15/23	250,000	240,000
Emerald 3 Ltd.
8.000%, 5/9/22(b)	200,000	198,000
Gannett Co., Inc.
4.875%, 9/15/21§	500,000	483,750
Gray Television, Inc.
7.500%, 10/1/20	372,000	378,510
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	439,000	446,683
Interactive Data Corp.
5.875%, 4/15/19§	126,000	123,795
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	592,000	627,520
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(b)(h)*†	1,916,000	—
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	250,000	275,625
MHGE Parent LLC/MHGE Parent Finance, Inc.
9.250%, 8/1/19§	609,000	578,550
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	222,000	226,995
Numericable Group S.A.
4.875%, 5/15/19§	500,000	495,400
Regal Entertainment Group
5.750%, 3/15/22	450,000	451,125
Sinclair Television Group, Inc.
5.625%, 8/1/24§	275,000	265,375
Sirius XM Radio, Inc.
6.000%, 7/15/24§	725,000	734,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§	749,000	753,719
Videotron Ltd.
5.375%, 6/15/24§	100,000	98,750
VTR Finance B.V.
6.875%, 1/15/24§	1,000,000	1,036,390

		12,498,128

Multiline Retail (0.3%)
99 Cents Only Stores
11.000%, 12/15/19	375,000	405,938
Neiman Marcus Group Ltd. LLC
9.500%, 10/15/21 PIK§	70,000	73,500

		479,438

Specialty Retail (1.5%)
Claire’s Stores, Inc.
7.750%, 6/1/20§	325,000	232,375
Hillman Group, Inc.
6.375%, 7/15/22§	625,000	604,687
Hot Topic, Inc.
9.250%, 6/15/21§	125,000	133,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
8.250%, 8/1/18 PIK§	$170,000	$172,975
Michaels Stores, Inc.
5.875%, 12/15/20§	180,000	178,758
New Academy Finance Co. LLC/New Academy Finance Corp.
8.750%, 6/15/18 PIK§	425,000	420,750
New Look Bondco I plc
8.375%, 5/14/18§	200,000	209,750
Outerwall, Inc.
6.000%, 3/15/19	166,000	162,680
Party City Holdings, Inc.
8.875%, 8/1/20	110,000	118,800
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, 8/15/19	353,000	354,765
Petco Animal Supplies, Inc.
9.250%, 12/1/18§	25,000	26,125

		2,614,790

Total Consumer Discretionary		22,637,415

Consumer Staples (4.7%)
Beverages (0.2%)
Constellation Brands, Inc.
4.250%, 5/1/23	122,000	118,950
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	334,000	326,485

		445,435

Food & Staples Retailing (0.9%)
BI-LO LLC/BI-LO Finance Corp.
9.375%, 9/15/18 PIK§	213,000	193,830
9.250%, 2/15/19§	144,000	141,840
Pantry, Inc.
8.375%, 8/1/20	225,000	235,125
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	450,000	456,750
Rite Aid Corp.
9.250%, 3/15/20	263,000	286,670
Tops Holding Corp./Tops Markets LLC
8.875%, 12/15/17	225,000	234,563

		1,548,778

Food Products (1.4%)
Hostess Brands, Inc.
6.750%, 3/6/20	448,875	457,852
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	419,000
JBS Investments GmbH
7.250%, 4/3/24§	250,000	255,625
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	150,000	159,260
Progressive Solutions LLC
9.500%, 9/30/21	625,000	621,094
TreeHouse Foods, Inc.
4.875%, 3/15/22	550,000	545,875

		2,458,706

Household Products (2.0%)
Harbinger Group, Inc.
7.750%, 1/15/22§	1,100,000	1,086,250
7.750%, 1/15/22	300,000	296,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	280,000	301,364
5.750%, 10/15/20	1,008,000	1,023,120
Spectrum Brands, Inc.
6.375%, 11/15/20	350,000	364,875
Sun Products Corp.
7.750%, 3/15/21§	492,000	377,610

		3,449,469

Tobacco (0.2%)
Vector Group Ltd.
7.750%, 2/15/21	275,000	288,062

Total Consumer Staples		8,190,450

Energy (12.2%)
Energy Equipment & Services (0.3%)
Atwood Oceanics, Inc.
6.500%, 2/1/20	88,000	90,068
Gulfmark Offshore, Inc.
6.375%, 3/15/22	235,000	229,125
Pioneer Energy Services Corp.
9.875%, 3/15/18	128,000	134,195
SESI LLC
7.125%, 12/15/21	150,000	165,750

		619,138

Oil, Gas & Consumable Fuels (11.9%)
American Energy - Woodford LLC/AEW Finance Corp.
9.000%, 9/15/22§	217,000	201,268
Artsonig Pty Ltd.
12.000%, 4/1/19 PIK(b)§	564,508	570,153
Athlon Holdings LP/Athlon Finance Corp.
6.000%, 5/1/22§	99,000	106,178
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
7.750%, 1/15/21§	136,000	134,640
9.250%, 8/15/21	293,000	298,860
Bonanza Creek Energy, Inc.
6.750%, 4/15/21	700,000	721,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20	250,000	276,250
7.625%, 1/15/22	231,000	234,465
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	200,000	208,500
7.500%, 9/15/20	556,000	578,240
Chaparral Energy, Inc.
9.875%, 10/1/20	300,000	322,500
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, 3/15/24	225,000	219,375
Concho Resources, Inc.
7.000%, 1/15/21	320,000	340,800
CONSOL Energy, Inc.
5.875%, 4/15/22§	425,000	418,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	312,000	312,000
Diamondback Energy, Inc.
7.625%, 10/1/21§	550,000	583,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	210,000	216,825
Foresight Energy LLC/Foresight Energy Corp.
7.875%, 8/15/21§	550,000	578,875
Genesis Energy LP
5.625%, 6/15/24	274,000	265,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	$325,000	$321,750
Gulfport Energy Corp.
7.750%, 11/1/20§	500,000	521,250
Halcon Resources Corp.
9.750%, 7/15/20	383,000	387,788
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, 12/1/24§	483,000	464,887
Jonah Energy LLC
7.500%, 4/24/21	225,000	222,187
Kinder Morgan, Inc.
7.800%, 8/1/31	426,000	525,045
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	255,000	274,125
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	310,000	315,425
6.500%, 9/15/21	337,000	329,418
Magnum Hunter Resources Corp.
9.750%, 5/15/20	180,000	190,350
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	240,000	238,800
Memorial Resource Development Corp.
5.875%, 7/1/22§	575,000	562,062
Northern Blizzard Resources, Inc.
7.250%, 2/1/22§	308,000	317,240
Northern Oil and Gas, Inc.
8.000%, 6/1/20	425,000	431,375
Oasis Petroleum, Inc.
6.875%, 3/15/22	240,000	254,400
Parsley Energy LLC/Parsley Finance Corp.
7.500%, 2/15/22§	500,000	514,400
Penn Virginia Corp.
8.500%, 5/1/20	418,000	443,080
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	275,000	299,063
Range Resources Corp.
6.750%, 8/1/20	170,000	178,925
Rex Energy Corp.
6.250%, 8/1/22§	60,000	58,200
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22§	509,000	503,910
RSP Permian, Inc.
6.625%, 10/1/22§	126,000	126,315
Sanchez Energy Corp.
7.750%, 6/15/21	275,000	294,250
6.125%, 1/15/23§	600,000	594,180
SandRidge Energy, Inc.
7.500%, 3/15/21	300,000	294,000
7.500%, 2/15/23	230,000	223,399
Seven Generations Energy Ltd.
8.250%, 5/15/20§	675,000	728,662
SM Energy Co.
5.000%, 1/15/24	415,000	396,325
Southern Star Central Corp.
5.125%, 7/15/22§	399,000	398,521
Stone Energy Corp.
7.500%, 11/15/22	200,000	206,060
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	249,000	266,430
5.500%, 8/15/22	508,000	497,840
Swift Energy Co.
8.875%, 1/15/20	215,000	221,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/1/21	400,000	423,000
Teine Energy Ltd.
6.875%, 9/30/22(b)§	500,000	493,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20	204,000	211,140
Ultra Petroleum Corp.
5.750%, 12/15/18§	102,000	102,510
6.125%, 10/1/24§	354,000	338,070
Westmoreland Coal Co./Westmoreland Partners
10.750%, 2/1/18	400,000	420,000
Whiting Petroleum Corp.
5.750%, 3/15/21	560,000	590,128

		20,766,297

Total Energy		21,385,435

Financials (11.0%)
Banks (0.4%)
Credit Corp. Group Ltd.
12.000%, 7/15/18§	205,000	215,250
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	456,000	461,700

		676,950

Capital Markets (0.5%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	597,400
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Financ
5.000%, 8/1/21§	350,000	349,100

		946,500

Consumer Finance (1.1%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17	400,000	423,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21§	442,000	427,635
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	490,590
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	340,000	341,700
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	225,000	229,500

		1,912,425

Diversified Financial Services (4.7%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	850,000	637,500
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	953,000	936,322
Aston Escrow Corp.
9.500%, 8/15/21§	215,000	211,775
DELTA 2 (Luxembourg) Sarl
0.000%, 7/15/22	500,000	497,500
DFC Finance Corp.
10.500%, 6/15/20§	392,000	380,240
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.250%, 8/1/22§	400,000	386,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§		$600,000	$582,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 7/1/21		725,000	685,125
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§		782,000	762,450
Opal Acquisition, Inc.
8.875%, 12/15/21§		1,766,000	1,838,848
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§		405,000	372,600
Speedy Group Holdings Corp.
12.000%, 11/15/17§		438,000	438,000
Stearns Holdings, Inc.
9.375%, 8/15/20§		422,000	434,660

			8,163,020

Insurance (2.1%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21		308,000	323,015
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21§		1,114,000	1,140,513
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.875%, 7/15/19 PIK§		283,000	275,218
National Financial Partners Corp.
9.000%, 7/15/21§		705,000	752,587
Onex York Acquisition Corp.
8.500%, 10/1/22§		600,000	597,000
USI, Inc.
7.750%, 1/15/21§		669,000	663,983

			3,752,316

Real Estate Investment Trusts (REITs) (0.8%)
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, 5/1/24		475,000	485,391
Rayonier AM Products, Inc.
5.500%, 6/1/24§		370,000	352,425
Sabra Health Care LP/Sabra Capital Corp.
5.500%, 2/1/21		500,000	502,500

			1,340,316

Real Estate Management & Development (0.8%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§		180,000	195,300
Howard Hughes Corp.
6.875%, 10/1/21§		260,000	268,554
Kennedy-Wilson, Inc.
8.750%, 4/1/19		32,000	34,000
Mattamy Group Corp.
6.500%, 11/15/20§		352,000	350,240
Realogy Group LLC
7.875%, 2/15/19§		188,000	196,704
7.625%, 1/15/20§		245,000	263,375
9.000%, 1/15/20§		104,000	112,840

			1,421,013

Thrifts & Mortgage Finance (0.6%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§		1,100,000	1,086,250

Total Financials			19,298,790

Health Care (10.3%)
Health Care Equipment & Supplies (0.7%)
Hologic, Inc.
6.250%, 8/1/20		190,000	195,225
Immucor, Inc.
11.125%, 8/15/19		292,000	313,900
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18		350,000	378,875
Physio-Control International, Inc.
9.875%, 1/15/19§		356,000	380,920

			1,268,920

Health Care Providers & Services (6.7%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22		625,000	609,375
American Renal Holdings, Inc., Term Loan
8.500%, 3/20/20		300,000	297,000
Amsurg Corp.
5.625%, 7/15/22§		750,000	742,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.
7.750%, 2/15/19		750,000	780,000
Capella Healthcare, Inc.
9.250%, 7/1/17		380,000	395,437
Care UK Health & Social Care plc
5.558%, 7/15/19(l)§	GBP	500,000	770,128
CHS/Community Health Systems, Inc.
6.875%, 2/1/22§		$990,000	1,034,550
Envision Healthcare Corp.
5.125%, 7/1/22§		500,000	492,500
Envision Pharmaceutical Services, Inc.
9.750%, 9/3/21		450,000	451,125
HCA Holdings, Inc.
7.750%, 5/15/21		235,000	250,581
HCA, Inc.
5.000%, 3/15/24		200,000	196,800
MedImpact Holdings, Inc.
10.500%, 2/1/18§		541,000	578,870
MPH Acquisition Holdings LLC
6.625%, 4/1/22§		233,000	235,330
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§		300,000	321,390
ResCare, Inc.
10.750%, 1/15/19		1,031,000	1,092,860
Select Medical Corp.
6.375%, 6/1/21		514,000	515,285
Surgical Center Holdings, Inc.
9.750%, 4/11/20		400,000	398,000
Tenet Healthcare Corp.
5.000%, 3/1/19§		375,000	370,312
8.125%, 4/1/22		322,000	355,005
Truven Health Analytics, Inc.
10.625%, 6/1/20		585,000	617,175
U.S. Renal Care, Inc.
10.250%, 12/27/19		700,000	705,250
United Surgical Partners International, Inc.
9.000%, 4/1/20		292,000	314,630
WellCare Health Plans, Inc.
5.750%, 11/15/20		175,000	177,844

			11,701,947

Pharmaceuticals (2.9%)
Capsugel S.A.
7.000%, 5/15/19 PIK§		1,389,000	1,389,000
JLL/Delta Dutch Newco B.V.
7.500%, 2/1/22§		1,093,000	1,098,465
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17		322,000	319,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Mallinckrodt International Finance S.A.
4.750%, 4/15/23		$500,000	$462,500
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		310,000	322,400
Pinnacle Merger Sub, Inc.
9.500%, 10/1/23§		300,000	327,000
Valeant Pharmaceuticals International, Inc.
6.875%, 12/1/18§		300,000	310,500
6.375%, 10/15/20§		252,000	258,300
7.500%, 7/15/21§		478,000	510,887

			4,998,637

Total Health Care			17,969,504

Industrials (13.4%)
Aerospace & Defense (1.0%)
Bombardier, Inc.
6.125%, 1/15/23§		434,000	432,394
DynCorp International, Inc.
10.375%, 7/1/17		739,000	642,930
GenCorp, Inc.
7.125%, 3/15/21		335,000	361,172
Spirit AeroSystems, Inc.
5.250%, 3/15/22§		108,000	108,270
TransDigm, Inc.
6.500%, 7/15/24§		214,000	212,930

			1,757,696

Air Freight & Logistics (0.2%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§		310,000	325,500

Building Products (0.5%)
Nortek, Inc.
8.500%, 4/15/21		468,000	501,930
Reliance Intermediate Holdings LP
9.500%, 12/15/19§		285,000	298,538

			800,468

Commercial Services & Supplies (3.1%)
Anna Merger Sub, Inc.
7.750%, 10/1/22§		852,000	854,130
Ceridian LLC/Comdata, Inc.
8.125%, 11/15/17§		216,000	215,741
Covanta Holding Corp.
5.875%, 3/1/24		210,000	209,475
Interface, Inc.
7.625%, 12/1/18		360,000	374,400
Iron Mountain Europe plc
6.125%, 9/15/22§	GBP	650,000	1,059,122
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§		$1,286,000	1,308,505
Mustang Merger Corp.
8.500%, 8/15/21§		170,000	178,819
Safway Group Holding LLC/Safway Finance Corp.
7.000%, 5/15/18§		160,000	161,600
Southern Graphics, Inc.
8.375%, 10/15/20§		391,000	406,640
TransUnion Holding Co., Inc.
8.875%, 6/15/18		297,000	305,910
10.375%, 6/15/18		400,000	411,000

			5,485,342

Construction & Engineering (1.9%)
AECOM Technology Corp.
5.750%, 10/15/22§		260,000	262,600
5.875%, 10/15/24§		550,000	552,090
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/1/21§		625,000	628,125
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§		660,000	653,400
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§		737,000	751,740
Modular Space Corp.
10.250%, 1/31/19§		246,000	246,615
Tutor Perini Corp.
7.625%, 11/1/18		305,000	315,675

			3,410,245

Electrical Equipment (0.3%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§		472,000	505,040

Industrial Conglomerates (0.3%)
Sequa Corp.
7.000%, 12/15/17§		556,000	483,720

Machinery (2.3%)
Amsted Industries, Inc.
5.000%, 3/15/22§		525,000	518,437
5.375%, 9/15/24(b)§		250,000	246,875
BlueLine Rental Finance Corp.
7.000%, 2/1/19§		159,000	163,373
Case New Holland Industrial, Inc.
7.875%, 12/1/17		120,000	133,356
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§		600,000	599,250
CNH Industrial Capital LLC
3.375%, 7/15/19§		600,000	571,500
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19		420,000	452,550
Park-Ohio Industries, Inc.
8.125%, 4/1/21		170,000	181,900
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§		515,000	561,350
Vander Intermediate Holding II Corp.
10.500%, 2/1/19 PIK§		253,000	264,385
Waterjet Holdings, Inc.
7.625%, 2/1/20§		259,000	268,065

			3,961,041

Road & Rail (0.5%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§		250,000	260,937
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.750%, 2/15/18 PIK§		300,000	306,000
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§		394,000	395,724

			962,661

Trading Companies & Distributors (2.9%)
Ahern Rentals, Inc.
9.500%, 6/15/18§		500,000	533,750
American Tire Distributors, Inc., Term Loan
5.750%, 6/1/18		848,280	850,400
HD Supply, Inc.
11.500%, 7/15/20		519,000	598,148
Interline Brands, Inc.
10.000%, 11/15/18 PIK		217,000	226,765
International Lease Finance Corp.
8.625%, 1/15/22		347,000	418,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§		$285,000	$286,425
Jurassic Holdings III, Inc.
6.875%, 2/15/21§		173,000	171,270
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
10.000%, 6/1/20§		230,000	241,500
SEI Holdings I, Inc.
9.000%, 3/24/22		425,000	421,812
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§		575,000	595,125
Solenis International LP
7.750%, 7/31/22		525,000	512,750
United Rentals North America, Inc.
5.750%, 11/15/24		150,000	151,875

			5,008,389

Transportation Infrastructure (0.4%)
Aguila 3 S.A.
7.875%, 1/31/18§		632,000	647,800

Total Industrials			23,347,902

Information Technology (7.3%)
Electronic Equipment, Instruments & Components (0.6%)
Brightstar Corp.
7.250%, 8/1/18§		206,000	222,737
CDW LLC/CDW Finance Corp.
8.500%, 4/1/19		175,000	185,500
CPI International, Inc.
8.750%, 2/15/18		95,000	98,325
MMI International Ltd.
8.000%, 3/1/17§		450,000	451,526
Zebra Technologies Corp.
7.250%, 10/15/22§		173,000	173,000

			1,131,088

Internet Software & Services (1.2%)
Asurion LLC
8.500%, 2/19/21		675,000	682,031
Bankrate, Inc.
6.125%, 8/15/18§		328,000	321,440
Equinix, Inc.
7.000%, 7/15/21		469,000	499,485
j2 Global, Inc.
8.000%, 8/1/20		175,000	189,000
Pacnet Ltd.
9.000%, 12/12/18§		295,000	311,963

			2,003,919

IT Services (1.0%)
Alliance Data Systems Corp.
5.375%, 8/1/22§		1,192,000	1,148,850
SRA International, Inc.
11.000%, 10/1/19		550,000	583,000

			1,731,850

Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19		376,000	379,760
Magnachip Semiconductor Corp.
6.625%, 7/15/21		284,000	261,280

			641,040

Software (4.1%)
Audatex North America, Inc.
6.000%, 6/15/21(b)§		974,000	1,000,785
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§		463,000	474,575
BMC Software Finance, Inc.
8.125%, 7/15/21§		345,000	326,025
Boxer Parent Co., Inc.
9.750%, 10/15/19 PIK§		805,000	716,450
Deltek, Inc., Term Loan
10.000%, 10/10/19		700,000	701,750
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§		970,000	950,600
Infor US, Inc.
11.500%, 7/15/18		170,000	188,275
9.375%, 4/1/19		390,000	420,225
10.000%, 4/1/19	EUR	525,000	721,123
ION Trading Technologies Ltd.
7.250%, 5/21/21		$800,000	793,500
Nuance Communications, Inc.
5.375%, 8/15/20§		380,000	372,590
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§		450,000	483,750

			7,149,648

Technology Hardware, Storage & Peripherals (0.0%)
NCR Corp.
6.375%, 12/15/23		71,000	74,372

Total Information Technology			12,731,917

Materials (6.6%)
Chemicals (1.0%)
Ineos Finance plc
7.500%, 5/1/20§		450,000	480,375
JM Huber Corp.
9.875%, 11/1/19§		400,000	448,000
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18		236,000	234,525
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§		172,000	170,817
TPC Group, Inc.
8.750%, 12/15/20§		302,000	319,758

			1,653,475

Commercial Services & Supplies (0.3%)
Nufarm Australia Ltd.
6.375%, 10/15/19§		503,000	513,689

Construction Materials (0.3%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20§		58,000	63,510
10.500%, 1/31/20		350,000	383,250

Containers & Packaging (0.7%)
Ardagh Finance Holdings S.A.
8.625%, 6/15/19 PIK§		200,000	201,000
BWAY Holding Co.
9.125%, 8/15/21§		695,000	700,212
Coveris Holdings S.A.
7.875%, 11/1/19§		206,000	215,270
Exopack Holding Corp.
10.000%, 6/1/18§		150,000	161,438

			1,277,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Metals & Mining (4.3%)
Aleris International, Inc.
7.875%, 11/1/20		$481,000	$481,000
ArcelorMittal
6.750%, 2/25/22		360,000	388,800
7.500%, 10/15/39		380,000	392,844
Barminco Finance Pty Ltd.
9.000%, 6/1/18§		1,478,000	1,278,470
Constellium N.V.
5.750%, 5/15/24§		350,000	348,250
FMG Resources Pty Ltd.
8.250%, 11/1/19§		503,000	518,090
Global Brass & Copper, Inc.
9.500%, 6/1/19		490,000	543,900
HudBay Minerals, Inc.
9.500%, 10/1/20		223,000	236,380
Imperial Metals Corp.
7.000%, 3/15/19§		350,000	330,750
JMC Steel Group, Inc.
8.250%, 3/15/18§		235,000	238,525
Novelis, Inc./Georgia
8.750%, 12/15/20		500,000	535,650
Optima Specialty Steel, Inc.
12.500%, 12/15/16§		150,000	161,813
Prince Mineral Holding Corp.
12.000%, 12/15/19§		406,000	454,720
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20§		625,000	648,437
SunCoke Energy, Inc.
7.625%, 8/1/19		200,000	208,000
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		349,000	381,282
WireCo WorldGroup, Inc.
9.500%, 5/15/17		400,000	412,000

			7,558,911

Total Materials			11,450,755

Telecommunication Services (6.0%)
Diversified Telecommunication Services (3.5%)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250%, 10/30/17		320,000	332,416
5.750%, 9/1/23		700,000	700,000
Columbus International, Inc.
7.375%, 3/30/21§		200,000	208,000
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20		430,000	454,725
5.500%, 8/1/23		750,000	719,700
Intelsat Luxembourg S.A.
8.125%, 6/1/23		540,000	561,600
Level 3 Escrow II, Inc.
5.375%, 8/15/22§		300,000	294,750
Level 3 Financing, Inc.
6.125%, 1/15/21§		575,000	592,250
Sprint Capital Corp.
6.875%, 11/15/28		100,000	95,000
8.750%, 3/15/32		499,000	545,158
Telesat Canada/Telesat LLC
6.000%, 5/15/17§		475,000	485,118
Virgin Media Finance plc
6.375%, 10/15/24§	GBP	275,000	443,930
Virgin Media Secured Finance plc
6.000%, 4/15/21§		400,000	667,720

			6,100,367

Media (0.2%)
Altice Financing S.A.
6.500%, 1/15/22§		$400,000	410,000

Wireless Telecommunication Services (2.3%)
Digicel Group Ltd.
8.250%, 9/30/20§		282,000	289,755
Digicel Ltd.
8.250%, 9/1/17§		300,000	306,600
Sprint Corp.
7.250%, 9/15/21§		375,000	389,550
7.875%, 9/15/23§		570,000	607,050
7.125%, 6/15/24§		475,000	476,187
T-Mobile USA, Inc.
6.000%, 3/1/23		400,000	399,520
6.625%, 4/1/23		100,000	102,250
6.500%, 1/15/24		1,000,000	1,012,500
6.375%, 3/1/25		323,000	320,707

			3,904,119

Total Telecommunication Services			10,414,486

Utilities (0.5%)
Electric Utilities (0.2%)
RJS Power Holdings LLC
5.125%, 7/15/19§		285,000	280,013

Gas Utilities (0.1%)
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17		257,000	267,922

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.
9.750%, 4/15/16		20,000	22,100
Calpine Corp.
5.875%, 1/15/24§		180,000	186,534
PPL Energy Supply LLC
4.600%, 12/15/21		126,000	119,345

			327,979

Total Utilities			875,914

Total Corporate Bonds			148,302,568

Total Long-Term Debt Securities (85.0%) (Cost $151,157,158)			148,302,568

	Number of Shares		Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Consumer Finance (0.1%)
GMAC Capital Trust I
8.125%(l)		4,000	106,440

Total Preferred Stocks (0.1%) (Cost $108,400)			106,440

COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.(b)*†		1,166	15,304

Total Common Stocks (0.0%) (Cost $15,304)			15,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.7%)
iShares® iBoxx $ High Yield Corporate Bond ETF	101,730	$9,354,073
SPDR® Barclays High Yield Bond ETF	232,205	9,329,997

Total Investment Companies (10.7%) (Cost $18,968,636)		18,684,070

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17(b)*† (Cost $—)	1,803	—

Total Investments (95.8%) (Cost $170,249,498)		167,108,382
Other Assets Less Liabilities (4.2%)		7,391,989

Net Assets (100%)		$174,500,371

*	Non-income producing.

†	Securities (totaling $15,304 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $86,175,809 or 49.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

Glossary:

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 10/2/14	JPMorgan Chase Bank	250	$315,763	$338,081	$(22,318)
European Union Euro vs. U.S. Dollar, expiring 10/2/14	JPMorgan Chase Bank	125	157,881	167,532	(9,651)
European Union Euro vs. U.S. Dollar, expiring 10/7/14	JPMorgan Chase Bank	75	94,732	100,687	(5,955)
European Union Euro vs. U.S. Dollar, expiring 10/17/14	JPMorgan Chase Bank	75	94,739	97,213	(2,474)
European Union Euro vs. U.S. Dollar, expiring 10/17/14	JPMorgan Chase Bank	625	789,485	795,190	(5,705)
European Union Euro vs. U.S. Dollar, expiring 11/26/14	JPMorgan Chase Bank	450	568,592	577,526	(8,934)

					$(55,037)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/17/14	JPMorgan Chase Bank	500	$854,862	$810,465	$44,397
British Pound vs. U.S. Dollar, expiring 11/6/14	JPMorgan Chase Bank	425	714,593	688,770	25,823
British Pound vs. U.S. Dollar, expiring 11/18/14	JPMorgan Chase Bank	650	1,051,958	1,053,305	(1,347)
European Union Euro vs. U.S. Dollar, expiring 10/2/14	JPMorgan Chase Bank	375	513,536	473,644	39,892
European Union Euro vs. U.S. Dollar, expiring 10/7/14	JPMorgan Chase Bank	75	97,203	94,732	2,471
European Union Euro vs. U.S. Dollar, expiring 10/17/14	JPMorgan Chase Bank	700	952,863	884,223	68,640
European Union Euro vs. U.S. Dollar, expiring 11/26/14	JPMorgan Chase Bank	1,050	1,386,928	1,326,716	60,212

					$240,088

					$185,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$—	$—	$15,304		$15,304
Corporate Bonds
Consumer Discretionary	—	22,637,415	—	(a)	22,637,415
Consumer Staples	—	8,190,450	—		8,190,450
Energy	—	21,385,435	—		21,385,435
Financials	—	19,298,790	—		19,298,790
Health Care	—	17,969,504	—		17,969,504
Industrials	—	23,347,902	—		23,347,902
Information Technology	—	12,731,917	—		12,731,917
Materials	—	11,450,755	—		11,450,755
Telecommunication Services	—	10,414,486	—		10,414,486
Utilities	—	875,914	—		875,914
Forward Currency Contracts	—	241,435	—		241,435
Investment Companies
Exchange Traded Funds (ETFs)	18,684,070	—	—		18,684,070
Preferred Stocks
Financials	106,440	—	—		106,440
Warrants
Energy	—	—	—	(a)	—

Total Assets	$18,790,510	$148,544,003	$15,304		$167,349,817

Liabilities:
Forward Currency Contracts	$—	$(56,384)	$—		$(56,384)

Total Liabilities	$—	$(56,384)	$—		$(56,384)

Total	$18,790,510	$148,487,619	$15,304		$167,293,433

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

(a)	Value is zero.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$116,284,027
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,542,240

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$561,881
Aggregate gross unrealized depreciation	(3,702,997)

Net unrealized depreciation	$(3,141,116)

Federal income tax cost of investments	$170,249,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.9%)
Financials (0.5%)
Diversified Financial Services (0.5%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	$280,000	$288,739
3.450%, 6/12/21	280,000	296,918
Private Export Funding Corp.
4.950%, 11/15/15	180,000	189,371
1.375%, 2/15/17	740,000	747,900
1.875%, 7/15/18	10,250,000	10,352,567
4.375%, 3/15/19	280,000	310,669
2.250%, 3/15/20	10,000,000	10,071,016
2.050%, 11/15/22	10,325,000	9,817,490
3.550%, 1/15/24	5,979,000	6,295,111

Total Financials		38,369,781

Utilities (0.4%)
Independent Power and Renewable Electricity Producers (0.4%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,073,561
3.875%, 2/15/21	3,345,000	3,648,254
1.875%, 8/15/22	12,000,000	11,442,101
2.875%, 9/15/24	20,000,000	19,889,930

Total Utilities		37,053,846

Total Corporate Bonds		75,423,627

Government Securities (88.0%)
Foreign Government (0.1%)
Republic of Ukraine
1.844% 5/16/19	10,763,000	10,701,651

U.S. Government Agencies (48.7%)
Federal Farm Credit Bank
1.500% 11/16/15	13,953,000	14,122,635
4.875% 12/16/15	14,000,000	14,745,633
0.390% 12/17/15	15,000,000	15,000,389
0.450% 7/12/16	7,280,000	7,263,699
5.125% 8/25/16	7,450,000	8,075,308
0.540% 11/7/16	5,000,000	4,967,501
4.875% 1/17/17	20,050,000	21,898,143
2.500% 6/20/22	9,000,000	8,709,341
Federal Home Loan Bank
0.500% 11/20/15	55,000,000	55,055,968
0.375% 12/30/15	2,275,000	2,273,090
0.375% 2/19/16	35,000,000	34,989,395
1.000% 3/11/16	20,000,000	20,177,932
3.125% 3/11/16	4,650,000	4,825,564
5.375% 5/18/16	53,000,000	57,131,207
2.125% 6/10/16	23,300,000	23,906,466
0.375% 6/24/16	35,000,000	34,868,551
0.575% 7/29/16	5,000,000	4,996,444
2.000% 9/9/16	14,000,000	14,368,417
0.500% 9/28/16	42,000,000	41,873,731
1.125% 9/28/16	50,000,000	50,238,210
0.750% 11/28/16	10,714,286	10,712,736
4.750% 12/16/16	15,850,000	17,213,103
0.750% 12/19/16	10,000,000	9,980,039
0.625% 12/28/16	50,000,000	49,890,495
1.000% 3/27/17	10,000,000	9,953,231
4.875% 5/17/17	32,000,000	35,174,733
0.875% 5/24/17	31,000,000	30,871,102
5.250% 6/5/17	4,650,000	5,150,951
1.000% 6/9/17	18,650,000	18,636,175
1.000% 6/21/17	47,000,000	47,013,066
1.050% 7/26/17	9,300,000	9,279,104
2.250% 9/8/17	1,850,000	1,908,852
5.000% 11/17/17	25,000,000	27,889,763
1.050% 1/30/18	25,000,000	24,746,640
1.375% 3/9/18	15,000,000	14,996,526
4.750% 6/8/18	1,850,000	2,066,834
1.150% 7/25/18	20,000,000	19,621,154
1.875% 3/8/19	32,600,000	32,745,152
5.375% 5/15/19	1,850,000	2,143,688
1.625% 6/14/19	6,000,000	5,938,659
4.125% 12/13/19	450,000	498,089
1.875% 3/13/20	20,000,000	19,856,840
4.125% 3/13/20	4,650,000	5,134,545
2.875% 9/11/20	10,000,000	10,387,490
4.625% 9/11/20	9,500,000	10,806,339
3.625% 3/12/21	450,000	485,725
5.625% 6/11/21	1,850,000	2,227,252
2.875% 9/13/24	5,000,000	4,965,033
Federal Home Loan Mortgage Corp.
0.500% 10/28/15	7,050,000	7,051,789
0.400% 11/13/15	5,000,000	5,001,480
4.750% 11/17/15	44,550,000	46,733,395
0.500% 2/17/16	20,000,000	20,008,914
0.500% 2/24/16	5,000,000	5,002,532
5.250% 4/18/16	33,200,000	35,648,882
0.500% 5/13/16	35,000,000	34,953,849
0.500% 5/27/16	15,000,000	14,931,013
2.500% 5/27/16	25,500,000	26,321,057
0.500% 6/6/16	15,000,000	14,992,688
0.600% 6/27/16	10,000,000	10,003,741
5.500% 7/18/16	19,500,000	21,211,704
0.650% 7/29/16	10,000,000	10,003,004
2.000% 8/25/16	25,000,000	25,654,295
0.580% 8/26/16	5,000,000	4,993,644
0.700% 9/27/16	5,000,000	4,998,476
0.650% 9/30/16	20,000,000	19,977,304
0.750% 10/5/16	15,000,000	14,964,669
0.875% 10/14/16	50,000,000	50,131,195
5.125% 10/18/16	19,100,000	20,795,794
0.600% 10/25/16	15,000,000	14,957,503
0.750% 10/28/16	5,000,000	4,997,655
0.800% 11/14/16	20,000,000	19,998,982
0.900% 1/31/17	20,000,000	19,994,862
5.000% 2/16/17	13,000,000	14,248,398
0.875% 2/22/17	40,000,000	39,978,120
1.000% 3/8/17	47,950,000	48,065,957
0.950% 3/17/17	10,000,000	9,997,609
0.920% 3/30/17	10,000,000	9,987,580
5.000% 4/18/17	16,800,000	18,509,361
1.050% 4/28/17	19,825,000	19,829,599
0.700% 5/8/17	5,000,000	4,959,336
1.250% 5/12/17	40,300,000	40,540,921
1.000% 6/29/17	26,000,000	25,960,566
1.150% 6/30/17	20,000,000	20,006,056
1.000% 7/25/17	4,650,000	4,638,813
1.000% 7/28/17	40,950,000	40,833,174
1.150% 7/28/17	10,000,000	9,997,304
1.250% 8/21/17	15,000,000	15,001,878
5.500% 8/23/17	16,800,000	18,876,912
1.000% 9/12/17	4,650,000	4,625,175
1.000% 9/29/17	59,300,000	59,041,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.375% 10/16/17	$10,000,000	$10,007,719
5.125% 11/17/17	22,400,000	25,092,529
0.750% 1/12/18	50,000,000	49,033,380
0.875% 3/7/18	50,000,000	49,125,370
1.200% 3/20/18	11,200,000	11,112,930
1.100% 5/7/18	5,000,000	4,917,403
4.875% 6/13/18	28,000,000	31,470,835
3.750% 3/27/19	41,550,000	45,080,200
1.750% 5/30/19	48,650,000	48,549,606
2.000% 7/30/19	200,000	201,130
1.250% 8/1/19	31,000,000	30,116,140
1.250% 10/2/19	60,500,000	58,570,764
2.500% 10/17/19	1,000,000	1,000,999
1.375% 5/1/20	100,000,000	96,376,870
2.375% 1/13/22	110,000,000	109,520,796
Federal National Mortgage Association
1.875% 10/15/15	200,000	203,465
4.375% 10/15/15	40,000,000	41,683,968
1.625% 10/26/15	27,950,000	28,368,398
0.480% 11/25/15	10,000,000	10,005,238
0.375% 12/21/15	45,000,000	45,048,838
0.520% 2/26/16	5,000,000	5,006,873
2.000% 3/10/16	450,000	460,529
2.250% 3/15/16	13,050,000	13,389,757
5.000% 3/15/16	46,100,000	49,123,316
0.500% 3/30/16	50,000,000	50,029,280
2.375% 4/11/16	34,500,000	35,456,737
0.625% 4/29/16	10,000,000	10,017,867
0.375% 7/5/16	30,000,000	29,904,651
5.375% 7/15/16	27,950,000	30,330,040
0.625% 8/26/16	20,000,000	20,009,850
5.250% 9/15/16	19,805,000	21,540,821
0.625% 9/26/16	5,000,000	4,997,626
1.250% 9/28/16	49,700,000	50,263,379
1.375% 11/15/16	30,000,000	30,397,302
4.875% 12/15/16	38,650,000	42,124,720
1.250% 1/30/17	47,950,000	48,392,104
5.000% 2/13/17	41,350,000	45,317,586
0.750% 3/6/17	3,000,000	2,987,871
0.750% 4/20/17	30,000,000	29,823,669
1.125% 4/27/17	41,000,000	41,155,738
5.000% 5/11/17	43,650,000	48,128,211
2.000% 5/16/17	10,000,000	10,217,177
(Zero Coupon), 6/1/17	1,400,000	1,359,935
5.375% 6/12/17	40,860,000	45,499,404
1.000% 8/14/17	5,000,000	4,980,224
1.000% 8/21/17	2,350,000	2,339,937
0.875% 8/28/17	37,250,000	36,995,158
1.100% 8/28/17	4,650,000	4,639,739
1.000% 9/20/17	30,000,000	29,797,203
1.000% 9/27/17	12,500,000	12,441,579
0.875% 10/26/17	60,000,000	59,416,584
0.900% 11/7/17	20,000,000	19,785,100
0.875% 12/20/17	50,000,000	49,370,370
1.000% 12/28/17	25,000,000	24,696,908
1.030% 1/30/18	10,000,000	9,892,780
0.875% 2/8/18	50,000,000	49,199,670
1.200% 2/28/18	5,000,000	4,963,321
0.875% 5/21/18	65,000,000	63,653,018
1.125% 5/25/18	25,000,000	24,579,668
1.500% 5/25/18	15,000,000	14,966,241
1.875% 9/18/18	40,000,000	40,435,696
1.250% 10/17/18	2,000,000	1,961,160
1.625% 11/27/18	60,000,000	59,926,440
1.250% 12/28/18	1,000,000	977,196
1.750% 1/30/19	2,350,000	2,350,797
1.875% 2/19/19	40,000,000	40,192,204
1.750% 6/20/19	40,000,000	39,838,380
1.750% 9/12/19	50,000,000	49,609,310
1.700% 10/4/19	13,764,000	13,530,286
(Zero Coupon), 10/9/19	950,000	842,587
1.550% 10/15/19	2,000,000	1,955,830
1.500% 10/17/19	10,000,000	9,758,718
1.330% 10/24/19	5,000,000	4,833,174
1.550% 10/29/19	10,000,000	9,772,749
1.700% 3/27/20	2,000,000	1,957,787
2.250% 10/17/22	20,000,000	19,020,894
2.200% 10/25/22	16,000,000	15,210,074
2.500% 3/27/23	10,000,000	9,592,804
2.625% 9/6/24	35,000,000	34,468,200
Financing Corp.
9.400% 2/8/18	930,000	1,176,492
9.650% 11/2/18	1,950,000	2,570,874
8.600% 9/26/19	380,000	501,816

		3,861,829,561

U.S. Treasuries (39.2%)
U.S. Treasury Bonds
9.875% 11/15/15	1,750,000	1,939,185
9.250% 2/15/16	1,300,000	1,458,545
7.250% 5/15/16	4,650,000	5,158,912
7.500% 11/15/16	14,000,000	16,004,023
8.750% 5/15/17	6,450,000	7,761,106
8.875% 8/15/17	3,250,000	3,971,157
9.125% 5/15/18	2,800,000	3,571,264
9.000% 11/15/18	2,800,000	3,638,942
8.875% 2/15/19	9,300,000	12,166,471
8.125% 8/15/19	2,800,000	3,638,304
8.500% 2/15/20	1,850,000	2,480,999
8.750% 5/15/20	2,800,000	3,824,953
8.750% 8/15/20	6,500,000	8,949,180
7.875% 2/15/21	2,800,000	3,774,235
8.125% 5/15/21	3,250,000	4,461,656
8.000% 11/15/21	2,800,000	3,875,170
7.125% 2/15/23	2,000,000	2,729,590
6.250% 8/15/23	1,000,000	1,309,469
U.S. Treasury Notes
1.250% 10/31/15	24,250,000	24,532,166
0.375% 11/15/15	15,000,000	15,030,469
4.500% 11/15/15	14,900,000	15,618,590
1.375% 11/30/15	31,200,000	31,622,907
2.125% 12/31/15	7,450,000	7,624,318
0.375% 1/15/16	3,000,000	3,004,336
0.375% 1/31/16	80,000,000	80,113,280
2.000% 1/31/16	24,700,000	25,265,519
4.500% 2/15/16	17,250,000	18,243,138
0.250% 2/29/16	80,000,000	79,934,376
2.125% 2/29/16	6,050,000	6,204,559
2.625% 2/29/16	9,800,000	10,120,845
0.375% 3/15/16	35,000,000	35,016,408
0.375% 3/31/16	5,000,000	5,000,977
2.250% 3/31/16	9,300,000	9,562,107
2.375% 3/31/16	23,050,000	23,743,752
2.000% 4/30/16	14,000,000	14,350,273
2.625% 4/30/16	14,000,000	14,489,111
5.125% 5/15/16	8,400,000	9,037,219
0.375% 5/31/16	25,000,000	24,974,000
1.750% 5/31/16	8,850,000	9,041,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.250% 5/31/16	$3,750,000	$3,924,078
0.500% 6/15/16	15,000,000	15,013,623
1.500% 6/30/16	18,650,000	18,979,380
3.250% 6/30/16	27,950,000	29,290,591
1.500% 7/31/16	26,100,000	26,562,231
3.250% 7/31/16	14,000,000	14,694,805
4.875% 8/15/16	6,500,000	7,020,032
1.000% 8/31/16	23,300,000	23,487,607
3.000% 8/31/16	20,500,000	21,448,525
0.875% 9/15/16	5,000,000	5,026,929
1.000% 9/30/16	25,650,000	25,842,626
3.000% 9/30/16	31,700,000	33,199,559
3.125% 10/31/16	28,900,000	30,372,657
4.625% 11/15/16	25,150,000	27,234,699
0.875% 11/30/16	19,100,000	19,169,759
0.875% 12/31/16	34,950,000	35,039,766
3.250% 12/31/16	21,450,000	22,644,831
0.750% 1/15/17	20,000,000	19,987,696
0.875% 1/31/17	14,000,000	14,026,387
3.125% 1/31/17	18,650,000	19,658,083
0.625% 2/15/17	45,000,000	44,807,521
4.625% 2/15/17	16,600,000	18,087,840
0.875% 2/28/17	18,650,000	18,668,031
3.000% 2/28/17	20,500,000	21,565,639
3.250% 3/31/17	23,300,000	24,673,654
3.125% 4/30/17	11,650,000	12,306,792
2.750% 5/31/17	20,500,000	21,465,542
2.500% 6/30/17	14,450,000	15,041,688
2.375% 7/31/17	22,100,000	22,921,627
4.750% 8/15/17	8,850,000	9,774,583
1.875% 8/31/17	25,650,000	26,243,656
1.000% 9/15/17	50,000,000	49,917,970
0.625% 9/30/17	25,000,000	24,632,325
1.875% 9/30/17	23,300,000	23,816,969
0.750% 10/31/17	25,000,000	24,680,907
1.875% 10/31/17	20,200,000	20,641,875
4.250% 11/15/17	23,750,000	25,996,973
0.625% 11/30/17	25,000,000	24,547,120
0.750% 12/31/17	40,000,000	39,362,892
2.750% 12/31/17	4,200,000	4,400,771
0.875% 1/31/18	38,500,000	37,987,919
2.625% 1/31/18	19,550,000	20,409,895
3.500% 2/15/18	18,650,000	20,001,761
0.750% 2/28/18	30,000,000	29,428,419
2.750% 2/28/18	13,500,000	14,148,764
0.750% 3/31/18	40,000,000	39,175,780
2.875% 3/31/18	5,600,000	5,893,563
0.625% 4/30/18	25,000,000	24,341,308
2.625% 4/30/18	4,650,000	4,853,483
3.875% 5/15/18	4,650,000	5,060,780
1.000% 5/31/18	25,000,000	24,625,488
2.375% 5/31/18	13,500,000	13,961,952
1.375% 6/30/18	55,000,000	54,839,406
2.375% 6/30/18	23,750,000	24,550,403
1.375% 7/31/18	25,000,000	24,898,193
2.250% 7/31/18	25,150,000	25,870,361
4.000% 8/15/18	5,600,000	6,135,664
1.500% 8/31/18	22,850,000	22,837,503
1.375% 9/30/18	76,000,000	75,525,745
1.750% 10/31/18	18,650,000	18,782,590
3.750% 11/15/18	29,800,000	32,401,388
1.250% 11/30/18	40,000,000	39,448,828
1.375% 11/30/18	14,000,000	13,881,055
1.375% 12/31/18	18,650,000	18,459,494
1.500% 12/31/18	40,000,000	39,796,876
1.250% 1/31/19	18,650,000	18,336,738
1.500% 1/31/19	50,000,000	49,687,990
2.750% 2/15/19	23,750,000	24,853,772
1.375% 2/28/19	14,000,000	13,820,625
1.500% 2/28/19	60,000,000	59,574,612
1.500% 3/31/19	25,000,000	24,802,735
1.625% 3/31/19	20,000,000	19,942,188
1.250% 4/30/19	14,000,000	13,720,137
1.625% 4/30/19	40,000,000	39,850,000
3.125% 5/15/19	20,500,000	21,783,052
1.500% 5/31/19	60,000,000	59,373,636
1.625% 6/30/19	50,000,000	49,734,375
0.875% 7/31/19	23,300,000	22,322,493
1.625% 7/31/19	35,000,000	34,778,856
3.625% 8/15/19	14,900,000	16,195,747
1.625% 8/31/19	40,000,000	39,726,564
1.000% 9/30/19	5,000,000	4,807,812
1.750% 9/30/19	50,000,000	49,929,685
3.375% 11/15/19	31,700,000	34,129,507
1.375% 1/31/20	2,000,000	1,948,418
3.625% 2/15/20	24,450,000	26,652,410
1.125% 3/31/20	5,000,000	4,790,625
3.500% 5/15/20	28,400,000	30,778,500
1.375% 5/31/20	20,000,000	19,367,774
2.625% 8/15/20	13,000,000	13,437,735
2.125% 8/31/20	10,000,000	10,051,562
2.625% 11/15/20	23,750,000	24,491,492
2.000% 2/28/21	25,000,000	24,783,202
2.250% 3/31/21	5,000,000	5,028,515
2.250% 4/30/21	5,000,000	5,024,365
3.125% 5/15/21	14,300,000	15,152,693
2.250% 7/31/21	15,000,000	15,050,244
2.125% 9/30/21	25,000,000	24,839,845
1.625% 8/15/22	40,000,000	37,978,516
1.625% 11/15/22	10,000,000	9,449,805
2.000% 2/15/23	50,000,000	48,515,625
1.750% 5/15/23	25,000,000	23,695,313
2.500% 8/15/23	30,000,000	30,177,246
2.750% 11/15/23	15,000,000	15,375,000
2.750% 2/15/24	30,000,000	30,705,762
2.500% 5/15/24	10,000,000	10,006,543
2.375% 8/15/24	10,000,000	9,884,375

		3,111,293,804

Total Government Securities		6,983,825,016

Total Long-Term Debt Securities (88.9%) (Cost $7,061,080,916)		7,059,248,643

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.2%)
iShares® Barclays 1-3 Year Treasury Bond ETF	4,288,450	362,416,910
iShares® Barclays 3-7 Year Treasury Bond ETF	1,306,067	158,452,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® Barclays 7-10 Year Treasury Bond ETF	2,813,450	$291,529,689

Total Investment Companies (10.2%) (Cost $798,559,133)		812,398,647

Total Investments (99.1%) (Cost $7,859,640,049)		7,871,647,290
Other Assets Less Liabilities (0.9%)		67,691,944

Net Assets (100%)		$7,939,339,234

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$38,369,781	$—	$38,369,781
Utilities	—	37,053,846	—	37,053,846
Government Securities
Foreign Governments	—	10,701,651	—	10,701,651
U.S. Government Agencies	—	3,861,829,561	—	3,861,829,561
U.S. Treasuries	—	3,111,293,804	—	3,111,293,804
Investment Companies
Exchange Traded Funds (ETFs)	812,398,647	—	—	812,398,647

Total Assets	$812,398,647	$7,059,248,643	$—	$7,871,647,290

Total Liabilities	$—	$—	$—	$—

Total	$812,398,647	$7,059,248,643	$—	$7,871,647,290

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,139,351,175
Long-term U.S. government debt securities	938,558,593

$2,077,909,768

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,026,031,599
Long-term U.S. government debt securities	853,404,850

$1,879,436,449

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,896,563
Aggregate gross unrealized depreciation	(33,025,649)

Net unrealized appreciation	$10,870,914

Federal income tax cost of investments	$7,860,776,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.7%)
Abacus Property Group (REIT)	35,618	$79,834
Adelaide Brighton Ltd.	61,935	174,069
AGL Energy Ltd.	93,936	1,113,606
Ainsworth Game Technology Ltd.	15,268	40,505
ALS Ltd.	56,367	260,086
Alumina Ltd.*	346,259	513,868
Amcor Ltd.	170,387	1,690,236
AMP Ltd.	415,435	1,985,988
Ansell Ltd.	21,917	373,234
APA Group	118,022	768,806
ARB Corp. Ltd.	9,140	100,352
Ardent Leisure Group	59,096	160,399
Aristocrat Leisure Ltd.	82,626	422,484
Arrium Ltd.	346,324	110,677
Asaleo Care Ltd.*	57,053	95,410
Asciano Ltd.	137,738	729,609
ASX Ltd.	27,336	858,274
Atlas Iron Ltd.	119,226	43,843
Aurizon Holdings Ltd.	303,946	1,205,523
AusNet Services*	233,362	278,897
Australia & New Zealand Banking Group Ltd.	389,066	10,532,797
Automotive Holdings Group Ltd.	31,930	105,395
Aveo Group	48,575	90,163
AWE Ltd.*	75,352	121,063
Bank of Queensland Ltd.	50,652	516,215
BC Iron Ltd.	16,032	22,669
Beach Energy Ltd.	178,992	220,970
Beadell Resources Ltd.*	106,325	37,703
Bega Cheese Ltd.	19,805	87,222
Bendigo & Adelaide Bank Ltd.	63,245	660,060
BHP Billiton Ltd.	453,145	13,437,960
BHP Billiton plc	328,891	9,144,065
BlueScope Steel Ltd.*	76,793	364,420
Boral Ltd.	108,224	470,935
Bradken Ltd.	24,662	91,769
Brambles Ltd.	220,767	1,840,145
Breville Group Ltd.	12,921	79,304
BWP Trust (REIT)	67,440	141,123
Cabcharge Australia Ltd.	15,687	74,992
Caltex Australia Ltd.	19,065	467,219
Cardno Ltd.	22,429	118,415
carsales.com Ltd.	30,117	259,998
CFS Retail Property Trust Group (REIT)	335,960	586,829
Challenger Ltd.	79,648	496,519
Charter Hall Group (REIT)	38,645	138,388
Charter Hall Retail REIT (REIT)	43,415	144,446
Coca-Cola Amatil Ltd.	74,595	573,436
Cochlear Ltd.	8,043	489,493
Commonwealth Bank of Australia	228,935	15,091,431
Computershare Ltd.	71,908	765,582
Cover-More Group Ltd.	39,034	74,504
Cromwell Property Group (REIT)	179,315	149,149
Crown Resorts Ltd.	53,488	646,274
CSL Ltd.	67,013	4,351,793
CSR Ltd.	73,631	214,677
Dexus Property Group (REIT)	764,764	743,244
Domino’s Pizza Enterprises Ltd.	8,567	196,747
Downer EDI Ltd.	61,392	237,045
Drillsearch Energy Ltd.*	52,730	59,556
DUET Group	168,989	359,539
DuluxGroup Ltd.	54,350	264,579
Echo Entertainment Group Ltd.	111,004	318,782
Evolution Mining Ltd.	60,001	36,511
Fairfax Media Ltd.	289,785	196,634
Federation Centres (REIT)	201,057	454,171
FlexiGroup Ltd.	31,832	93,924
Flight Centre Travel Group Ltd.	7,966	298,165
Forge Group Ltd.(b)*†	11,894	—
Fortescue Metals Group Ltd.	240,720	733,453
G8 Education Ltd.	46,223	207,209
Genworth Mortgage Insurance Australia Ltd.	31,559	94,500
Goodman Fielder Ltd.	235,368	128,798
Goodman Group (REIT)	217,195	983,153
GPT Group (REIT)	240,026	813,299
GrainCorp Ltd., Class A	25,786	193,033
Greencross Ltd.	13,570	116,436
GUD Holdings Ltd.	10,035	59,394
GWA Group Ltd.	40,832	91,879
Harvey Norman Holdings Ltd.	80,668	256,383
Horizon Oil Ltd.*	148,416	38,984
iiNET Ltd.	22,192	158,162
Iluka Resources Ltd.	59,096	406,688
Incitec Pivot Ltd.	230,041	545,828
Independence Group NL	33,113	117,708
Insurance Australia Group Ltd.	330,643	1,771,706
Investa Office Fund (REIT)	86,713	254,337
Invocare Ltd.	15,438	148,143
IOOF Holdings Ltd.	37,294	278,855
Iress Ltd.	18,089	157,428
Japara Healthcare Ltd.*	35,084	73,108
JB Hi-Fi Ltd.	14,006	188,849
Karoon Gas Australia Ltd.*	28,034	85,663
Leighton Holdings Ltd.	14,332	242,184
Lend Lease Group	74,893	940,311
Lynas Corp., Ltd.*	322,133	22,563
M2 Group Ltd.	25,330	168,772
Macquarie Atlas Roads Group	52,986	133,609
Macquarie Group Ltd.	45,448	2,291,621
Magellan Financial Group Ltd.	17,825	197,112
McMillan Shakespeare Ltd.	8,066	73,023
Medusa Mining Ltd.*	28,045	20,503
Mermaid Marine Australia Ltd.	50,956	86,106
Mesoblast Ltd.*	25,879	97,884
Metcash Ltd.	127,550	293,709
Mineral Resources Ltd.	22,245	169,446
Mirvac Group (REIT)	514,615	774,982
Monadelphous Group Ltd.	12,804	143,047
Mount Gibson Iron Ltd.	86,125	41,097
Myer Holdings Ltd.	80,314	137,825
National Australia Bank Ltd.	333,904	9,513,057
Navitas Ltd.	43,171	188,992
Newcrest Mining Ltd.*	107,796	995,717
Nine Entertainment Co. Holdings Ltd.	82,035	146,525
Northern Star Resources Ltd.	81,022	88,319
Nufarm Ltd.	25,701	110,937
Oil Search Ltd.	165,251	1,290,595
Orica Ltd.	51,997	860,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Origin Energy Ltd.	155,666	$2,040,312
Orora Ltd.	169,852	243,891
OZ Minerals Ltd.	44,259	150,354
OzForex Group Ltd.	31,509	64,279
Pacific Brands Ltd.	125,103	53,124
Pact Group Holdings Ltd.	23,562	81,694
Paladin Energy Ltd.*	120,789	40,188
PanAust Ltd.	68,601	117,124
Perpetual Ltd.	6,723	260,058
Platinum Asset Management Ltd.	30,604	162,380
Premier Investments Ltd.	13,192	118,621
Primary Health Care Ltd.	71,406	273,210
Qantas Airways Ltd.*	319,841	389,251
QBE Insurance Group Ltd.	189,488	1,934,466
Qube Holdings Ltd.	97,655	213,755
Ramsay Health Care Ltd.	18,207	798,492
REA Group Ltd.	6,777	256,806
Recall Holdings Ltd.	44,217	216,799
Regis Resources Ltd.	56,612	77,076
Resolute Mining Ltd.*	86,468	33,690
Retail Food Group Ltd.	15,701	67,910
SAI Global Ltd.	29,290	103,862
Sandfire Resources NL	13,482	68,936
Santos Ltd.	137,720	1,648,339
Scentre Group (REIT)*	751,804	2,159,034
Seek Ltd.	47,604	675,628
Senex Energy Ltd.*	126,297	60,819
Seven Group Holdings Ltd.	13,961	82,631
Seven West Media Ltd.	87,255	122,998
Shopping Centres Australasia Property Group (REIT)	90,300	132,824
Sigma Pharmaceuticals Ltd.	158,386	109,553
Sirius Resources NL*	40,669	110,384
Sirtex Medical Ltd.	7,752	149,116
Skilled Group Ltd.	27,380	53,938
Slater & Gordon Ltd.	26,551	142,735
Sonic Healthcare Ltd.	55,929	858,910
Southern Cross Media Group Ltd.	77,474	67,493
Spark Infrastructure Group§	188,978	304,446
Spotless Group Holdings Ltd.*	88,396	140,085
Steadfast Group Ltd.	66,481	87,311
Stockland Corp., Ltd. (REIT)	325,610	1,126,097
STW Communications Group Ltd.	44,616	46,876
Suncorp Group Ltd.	181,797	2,234,780
Sundance Energy Australia Ltd.*	72,465	77,722
Super Retail Group Ltd.	19,689	143,254
Sydney Airport	309,977	1,158,880
Tabcorp Holdings Ltd.	107,393	339,441
Tassal Group Ltd.	20,297	65,397
Tatts Group Ltd.	202,596	558,756
Technology One Ltd.	28,240	78,627
Telstra Corp., Ltd.	1,756,994	8,153,181
Ten Network Holdings Ltd.*	215,054	45,190
Toll Holdings Ltd.	95,772	472,932
TPG Telecom Ltd.	41,724	249,875
Transfield Services Ltd.*	61,972	80,575
Transpacific Industries Group Ltd.	220,907	157,633
Transurban Group	267,774	1,809,950
Treasury Wine Estates Ltd.	91,132	338,312
UGL Ltd.*	23,314	124,313
Veda Group Ltd.	82,041	168,085
Village Roadshow Ltd.	11,451	70,984
Virgin Australia International Holdings Pty Ltd.(b)*†	190,064	—
Virtus Health Ltd.	9,286	63,173
Wesfarmers Ltd.	161,499	5,961,443
Western Areas Ltd.	30,214	114,281
Westfield Corp. (REIT)	269,928	1,760,699
Westpac Banking Corp.	439,006	12,353,706
Whitehaven Coal Ltd.*	83,025	124,304
Woodside Petroleum Ltd.	100,051	3,556,546
Woolworths Ltd.	177,556	5,322,921
WorleyParsons Ltd.	31,161	418,521
Wotif.com Holdings Ltd.	18,348	49,800

		165,701,869

Belgium (1.3%)
Anheuser-Busch InBev N.V.	199,896	22,248,418

Finland (0.5%)
Nokia Oyj	973,803	8,308,392

France (14.1%)
Air Liquide S.A.	89,662	10,936,320
Airbus Group N.V.	149,178	9,387,048
BNP Paribas S.A.	420,737	27,909,751
Carrefour S.A.	162,703	5,026,580
Cie de Saint-Gobain S.A.	130,188	5,958,264
Danone S.A.	155,570	10,414,112
Essilor International S.A.	55,932	6,141,869
GDF Suez S.A.	416,599	10,450,041
L’Oreal S.A.	63,373	10,061,439
LVMH Moet Hennessy Louis Vuitton S.A.	70,689	11,490,817
Orange S.A.	503,232	7,566,903
Sanofi S.A.	312,818	35,385,583
Schneider Electric SE	151,745	11,653,021
Societe Generale S.A.	302,980	15,467,881
Total S.A.	618,444	40,188,917
Unibail-Rodamco SE (REIT)	25,491	6,558,408
Vinci S.A.	138,960	8,074,495
Vivendi S.A.*	332,984	8,041,402

		240,712,851

Germany (12.1%)
Allianz SE (Registered)	118,704	19,243,398
BASF SE	238,833	21,909,422
Bayer AG (Registered)	215,032	30,120,015
Bayerische Motoren Werke (BMW) AG	83,435	8,959,627
Daimler AG (Registered)	259,163	19,879,105
Deutsche Bank AG (Registered)	337,744	11,848,469
Deutsche Post AG (Registered)	248,528	7,970,004
Deutsche Telekom AG (Registered)	805,523	12,208,990
E.ON SE	520,322	9,526,008
Muenchener Rueckversicherungs AG (Registered)	39,754	7,860,577
RWE AG	125,533	4,892,198
SAP SE	247,255	17,832,069
Siemens AG (Registered)	215,342	25,667,480
Volkswagen AG (Preference)	40,119	8,330,527

		206,247,889

Ireland (0.8%)
CRH plc	113,775	2,600,693
Experian plc	152,788	2,436,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Henderson Group plc (CDI)	97,097	$323,051
James Hardie Industries plc (CDI)	62,614	656,216
Shire plc	90,504	7,834,878

		13,850,891

Italy (3.2%)
Assicurazioni Generali S.p.A.	351,236	7,390,853
Enel S.p.A.	1,681,297	8,923,208
Eni S.p.A.	701,570	16,721,046
Intesa Sanpaolo S.p.A.	3,642,963	11,070,594
UniCredit S.p.A.	1,448,112	11,449,777

		55,555,478

Japan (25.6%)
77 Bank Ltd.	54,000	284,586
ABC-Mart, Inc.	3,700	188,922
Accordia Golf Co., Ltd.	9,300	97,685
Acom Co., Ltd.*	62,600	209,475
ADEKA Corp.	11,400	150,198
Advantest Corp.	22,300	287,506
Aeon Co., Ltd.	103,900	1,034,500
Aeon Delight Co., Ltd.	4,300	104,643
AEON Financial Service Co., Ltd.	15,900	340,253
Aeon Mall Co., Ltd.	15,320	292,362
Aica Kogyo Co., Ltd.	9,600	204,123
Aichi Bank Ltd.	1,100	54,962
Aichi Corp.	16,500	78,532
Aichi Steel Corp.	20,102	73,865
Aida Engineering Ltd.	10,453	106,269
Aiful Corp.*	43,800	184,106
Ain Pharmaciez, Inc.	2,920	66,667
Air Water, Inc.	28,000	416,649
Aisan Industry Co., Ltd.	7,700	60,589
Aisin Seiki Co., Ltd.	23,600	851,042
Ajinomoto Co., Inc.	70,000	1,164,805
Akebono Brake Industry Co., Ltd.	14,800	62,479
Alfresa Holdings Corp.	30,400	438,226
Alpen Co., Ltd.	4,000	61,564
Alpine Electronics, Inc.	6,300	103,798
Alps Electric Co., Ltd.	17,700	303,890
Amada Co., Ltd.	48,000	457,351
ANA Holdings, Inc.	524,303	1,219,509
Anritsu Corp.	14,100	107,606
AOKI Holdings, Inc.	6,358	73,160
Aomori Bank Ltd.	38,628	117,284
Aoyama Trading Co., Ltd.	8,200	191,028
Aozora Bank Ltd.	132,000	446,519
Aplus Financial Co., Ltd.*	68,412	89,199
Ariake Japan Co., Ltd.	3,950	88,526
Asahi Glass Co., Ltd.	138,000	748,163
Asahi Group Holdings Ltd.	58,800	1,701,139
Asahi Holdings, Inc.	6,689	119,661
Asahi Kasei Corp.	177,760	1,443,150
Asatsu-DK, Inc.	4,800	120,399
Ashikaga Holdings Co. Ltd.	23,276	86,376
Asics Corp.	27,000	608,315
ASKUL Corp.	3,500	73,399
Astellas Pharma, Inc.	305,000	4,541,281
Autobacs Seven Co., Ltd.	12,300	191,215
Avex Group Holdings, Inc.	5,735	86,960
Awa Bank Ltd.	21,392	123,271
Azbil Corp.	9,000	220,661
Bandai Namco Holdings, Inc.	29,600	759,736
Bando Chemical Industries Ltd .	17,100	67,199
Bank of Iwate Ltd.	1,900	83,848
Bank of Kyoto Ltd.	47,000	390,399
Bank of Saga Ltd.	25,300	58,132
Bank of the Ryukyus Ltd.	4,185	66,128
Bank of Yokohama Ltd.	173,000	951,480
Belluna Co., Ltd.	22,437	98,606
Benesse Holdings, Inc.	8,700	285,571
Bridgestone Corp.	86,100	2,843,439
Brother Industries Ltd.	31,500	582,754
Calbee, Inc.	10,696	350,113
Canon Electronics, Inc.	2,833	52,282
Canon Marketing Japan, Inc.	7,800	150,204
Canon, Inc.	147,834	4,812,777
Capcom Co., Ltd.	6,158	96,686
Casio Computer Co., Ltd.	31,300	521,690
Cawachi Ltd.	3,400	58,219
Central Japan Railway Co.	22,464	3,034,458
Century Tokyo Leasing Corp.	7,500	199,339
Chiba Bank Ltd.	95,338	663,259
Chiyoda Co., Ltd.	3,062	61,896
Chiyoda Corp.	24,000	265,001
Chofu Seisakusho Co., Ltd.	3,200	87,094
Chubu Electric Power Co., Inc.*	86,200	989,522
Chudenko Corp.	5,900	96,563
Chugai Pharmaceutical Co., Ltd.	28,400	822,156
Chugai Ro Co., Ltd.	19,300	40,298
Chugoku Bank Ltd.	21,000	308,466
Chugoku Electric Power Co., Inc.	35,320	452,792
Citizen Holdings Co., Ltd.	35,300	231,417
CKD Corp.	9,000	81,732
Cleanup Corp.	10,500	90,855
CMK Corp.	31,223	82,559
Coca-Cola Central Japan Co., Ltd.	8,738	173,445
Coca-Cola West Co., Ltd.	11,100	161,528
Cocokara fine, Inc.	3,771	98,680
COLOPL, Inc.*	4,411	144,989
Colowide Co., Ltd.	5,764	67,954
COMSYS Holdings Corp.	17,500	301,732
COOKPAD, Inc.	1,632	52,453
Cosel Co., Ltd.	4,700	55,710
Cosmo Oil Co., Ltd.	94,000	158,559
Cosmos Pharmaceutical Corp.	1,165	147,756
Credit Saison Co., Ltd.	20,400	393,027
Dai Nippon Printing Co., Ltd.	77,000	771,931
Daibiru Corp.	6,400	73,468
Daicel Corp.	31,000	336,640
Daido Steel Co., Ltd.	39,000	155,395
Daiei, Inc.*	36,200	41,258
Daifuku Co., Ltd.	14,100	165,716
Daihatsu Motor Co., Ltd.	28,000	444,477
Daihen Corp.	17,500	67,974
Dai-ichi Life Insurance Co., Ltd.	148,211	2,200,023
Daiichi Sankyo Co., Ltd.	87,800	1,377,742
Dai-ichi Seiko Co., Ltd.	2,258	42,885
Daikin Industries Ltd.	36,000	2,231,393
Daikyo, Inc.	44,931	83,983
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	70,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Dainippon Screen Manufacturing Co., Ltd.	25,000	$127,194
Daio Paper Corp.	10,000	84,796
Daiseki Co., Ltd.	5,400	100,541
Daishi Bank Ltd.	32,000	111,748
Daito Trust Construction Co., Ltd.	10,900	1,287,527
Daiwa House Industry Co., Ltd.	83,000	1,488,967
Daiwa Securities Group, Inc.	245,518	1,945,116
Daiwabo Holdings Co., Ltd.	29,000	56,057
DCM Holdings Co., Ltd.	13,400	91,879
DeNA Co., Ltd.	13,013	165,518
Denki Kagaku Kogyo KK	71,000	232,405
Denki Kogyo Co., Ltd.	14,500	82,895
Denso Corp.	64,000	2,949,806
Dentsu, Inc.	25,800	982,129
DIC Corp.	89,000	199,626
Disco Corp.	3,400	230,955
Don Quijote Holdings Co., Ltd.	9,300	533,367
Doshisha Co., Ltd.	6,000	103,013
Doutor Nichires Holdings Co., Ltd.	5,500	87,158
Dowa Holdings Co., Ltd.	28,000	233,089
Dr. Ci:Labo Co., Ltd.	2,500	81,833
Duskin Co., Ltd.	9,300	152,039
Dwango Co., Ltd.†	2,698	55,571
Earth Chemical Co., Ltd.	2,912	105,939
East Japan Railway Co.	47,498	3,559,914
Ebara Corp.	59,000	353,435
Eisai Co., Ltd.	34,500	1,395,099
Eizo Corp.	3,000	69,204
Electric Power Development Co., Ltd.	17,000	555,687
Enplas Corp.	1,027	52,439
Exedy Corp.	3,600	91,153
Ezaki Glico Co., Ltd.	6,500	224,618
FamilyMart Co., Ltd.	8,100	309,081
FANUC Corp.	28,470	5,142,382
Fast Retailing Co., Ltd.	4,900	1,639,886
FCC Co., Ltd.	4,261	69,272
FP Corp.	2,400	67,180
Fuji Co., Ltd.	3,400	67,395
Fuji Electric Co., Ltd.	67,000	324,386
Fuji Heavy Industries Ltd.	86,000	2,843,273
Fuji Machine Manufacturing Co.,Ltd.	11,402	109,576
Fuji Media Holdings, Inc.	27,600	410,445
Fuji Oil Co., Ltd.	7,800	115,142
Fuji Seal International, Inc.	3,200	100,515
Fujicco Co., Ltd.	5,900	76,389
Fujifilm Holdings Corp.	59,668	1,833,427
Fujikura Ltd.	51,000	245,525
Fujita Kanko, Inc.	15,600	52,628
Fujitec Co., Ltd.	2,840	30,944
Fujitsu Ltd.	247,000	1,520,173
Fukui Bank Ltd.	45,000	107,910
Fukuoka Financial Group, Inc.	106,000	505,475
Fukuyama Transporting Co., Ltd.	16,000	79,799
Furukawa Co., Ltd.	47,469	98,249
Furukawa Electric Co., Ltd.	108,000	216,640
Futaba Corp.	6,500	97,670
Futaba Industrial Co., Ltd.	9,500	55,177
Fuyo General Lease Co., Ltd.	2,579	100,761
Geo Holdings Corp.	9,028	77,789
Glory Ltd.	8,900	251,156
GMO Internet, Inc.	8,424	73,276
Goldcrest Co., Ltd.	3,120	56,895
Gree, Inc.	14,234	97,078
GS Yuasa Corp.	61,000	355,405
Gunma Bank Ltd.	54,000	311,174
Gunze Ltd.	24,000	67,399
H2O Retailing Corp.	9,500	159,034
Hachijuni Bank Ltd.	60,000	360,520
Hakuhodo DY Holdings, Inc.	46,500	470,618
Hamamatsu Photonics KK	11,130	528,719
Hankyu Hanshin Holdings, Inc.	181,000	1,054,561
Haseko Corp.	45,300	349,844
Hazama Ando Corp.	19,377	124,027
Heiwa Corp.	5,400	106,794
Heiwa Real Estate Co., Ltd.	4,651	73,279
Hikari Tsushin, Inc.	2,400	170,467
Hino Motors Ltd.	32,439	453,717
Hirose Electric Co., Ltd.	4,400	543,205
Hiroshima Bank Ltd.	73,000	358,760
HIS Co., Ltd.	4,670	124,462
Hisaka Works Ltd.	5,400	50,812
Hisamitsu Pharmaceutical Co., Inc.	9,400	337,689
Hitachi Capital Corp.	4,800	115,410
Hitachi Chemical Co., Ltd.	14,700	261,363
Hitachi Construction Machinery Co., Ltd.	15,400	310,036
Hitachi High-Technologies Corp.	9,800	281,468
Hitachi Koki Co., Ltd.	8,500	73,937
Hitachi Kokusai Electric, Inc.	7,500	105,721
Hitachi Ltd.	607,778	4,641,113
Hitachi Metals Ltd.	22,990	414,208
Hitachi Transport System Ltd.	6,300	81,338
Hodogaya Chemical Co., Ltd.	16,300	28,684
Hokkaido Electric Power Co., Inc.*	26,200	212,610
Hokuetsu Kishu Paper Co., Ltd.	22,000	90,267
Hokuhoku Financial Group, Inc.	177,000	346,980
Hokuriku Electric Power Co.	27,019	354,998
Hokuto Corp.	3,600	64,992
Honda Motor Co., Ltd.	229,828	7,963,040
Horiba Ltd.	5,500	200,091
Hoshizaki Electric Co., Ltd.	6,600	308,110
Hosiden Corp.	18,200	98,571
House Foods Group, Inc.	13,200	229,157
Hoya Corp.	61,600	2,069,153
Hulic Co., Ltd.	44,679	472,557
Ibiden Co., Ltd.	13,900	270,713
IBJ Leasing Co., Ltd.	4,188	97,526
Ichibanya Co., Ltd.	2,472	119,909
Ichiyoshi Securities Co., Ltd.	5,248	62,876
Icom, Inc.	2,600	65,145
Idec Corp.	7,600	63,475
Idemitsu Kosan Co., Ltd.	16,000	339,622
IHI Corp.	183,000	947,746
Iida Group Holdings Co., Ltd.	12,653	154,824
Inaba Denki Sangyo Co., Ltd.	3,588	120,718
Inabata & Co., Ltd.	10,984	110,666
Inageya Co., Ltd.	6,500	70,112
INPEX Corp.	145,094	2,049,903
Internet Initiative Japan, Inc.	3,198	64,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Iseki & Co., Ltd.	41,000	$100,561
Isetan Mitsukoshi Holdings Ltd.	52,700	686,169
Isuzu Motors Ltd.	76,500	1,081,149
IT Holdings Corp.	9,100	159,224
Ito En Ltd.	9,000	189,970
ITOCHU Corp.	199,400	2,436,253
Itochu Enex, Co., Ltd.	1,900	12,248
ITOCHU Techno-Solutions Corp.	4,700	197,556
Itoham Foods, Inc.	17,655	84,673
Iwatani Corp.	26,988	187,015
Iyo Bank Ltd.	34,000	344,108
Izumi Co., Ltd.	5,300	180,251
J. Front Retailing Co., Ltd.	29,000	379,439
Jaccs Co., Ltd.	15,528	86,365
Jafco Co., Ltd.	3,600	129,820
Japan Airlines Co., Ltd.	44,136	1,207,276
Japan Airport Terminal Co., Ltd.	10,100	405,197
Japan Aviation Electronics Industry Ltd.	10,685	243,561
Japan Cash Machine Co., Ltd.	6,102	120,899
Japan Digital Laboratory Co., Ltd.	6,400	118,342
Japan Display, Inc.*	45,302	218,507
Japan Exchange Group, Inc.	38,976	925,047
Japan Petroleum Exploration Co.	5,700	218,801
Japan Pulp & Paper Co., Ltd.	20,100	60,479
Japan Radio Co., Ltd.*	23,400	81,289
Japan Securities Finance Co., Ltd.	3,205	18,732
Japan Steel Works Ltd.	52,000	208,616
Japan Tobacco, Inc.	154,788	5,034,227
Japan Wool Textile Co., Ltd.	14,419	99,654
JFE Holdings, Inc.	70,600	1,408,781
JGC Corp.	30,000	818,965
Jin Co., Ltd.	2,774	74,791
J-Oil Mills, Inc.	23,100	76,245
Joshin Denki Co., Ltd.	7,400	66,190
Joyo Bank Ltd.	101,000	497,287
JSR Corp.	23,500	409,897
JTEKT Corp.	25,700	429,759
Juroku Bank Ltd.	41,000	153,645
JVC Kenwood Corp.*	19,300	48,217
JX Holdings, Inc.	303,000	1,396,549
kabu.com Securities Co., Ltd.	136	665
Kadokawa Corp.†	3,204	77,422
Kaga Electronics Co., Ltd.	5,500	63,538
Kagome Co., Ltd.	12,800	202,489
Kagoshima Bank Ltd.	18,000	114,393
Kajima Corp.	131,000	627,080
Kakaku.com, Inc.	17,876	253,939
Kaken Pharmaceutical Co., Ltd.	9,000	203,100
Kamigumi Co., Ltd.	36,000	340,716
Kanagawa Chuo Kotsu Co., Ltd.	14,700	70,903
Kanamoto Co., Ltd.	3,968	146,527
Kandenko Co., Ltd.	16,000	80,821
Kaneka Corp.	42,000	234,748
Kanematsu Corp.	67,103	107,683
Kansai Electric Power Co., Inc.*	103,466	977,821
Kansai Paint Co., Ltd.	34,000	507,791
Kansai Urban Banking Corp.	8,981	102,771
Kao Corp.	73,900	2,881,544
Kappa Create Holdings Co., Ltd.	5,800	55,528
Katakura Industries Co., Ltd.	7,200	89,676
Kato Sangyo Co., Ltd.	5,114	107,293
Kawasaki Heavy Industries Ltd.	211,000	842,653
Kawasaki Kisen Kaisha Ltd.	100,000	212,446
KDDI Corp.	76,464	4,596,555
Keihan Electric Railway Co., Ltd.	72,000	309,861
Keihin Corp.	5,700	75,307
Keikyu Corp.	69,000	576,284
Keio Corp.	71,000	525,015
Keisei Electric Railway Co., Ltd.	40,000	401,915
Keiyo Bank Ltd.	21,000	107,034
Kenedix, Inc.*	26,600	114,719
Kewpie Corp.	18,400	310,707
Key Coffee, Inc.	4,000	60,032
Keyence Corp.	5,840	2,538,077
Kikkoman Corp.	23,371	496,720
Kinden Corp.	24,000	246,838
Kinki Sharyo Co., Ltd.	13,400	42,030
Kintetsu Corp.	260,000	874,766
Kintetsu Department Store Co., Ltd.*	28,164	85,770
Kirin Holdings Co., Ltd.	128,000	1,699,859
Kisoji Co., Ltd.	3,600	64,237
Kissei Pharmaceutical Co., Ltd.	5,000	125,370
Kitz Corp.	19,319	96,353
Kiyo Bank Ltd.	12,600	179,680
Koa Corp.	5,800	61,186
Kobayashi Pharmaceutical Co., Ltd.	4,700	287,121
Kobe Steel Ltd.	452,000	733,586
Koei Tecmo Holdings Co., Ltd.	7,261	117,182
Koito Manufacturing Co., Ltd.	16,000	434,593
Kokuyo Co., Ltd.	13,400	108,006
Komatsu Ltd.	123,700	2,860,862
Komeri Co., Ltd.	4,300	97,742
Komori Corp.	7,900	95,945
Konami Corp.	14,900	310,567
Konica Minolta, Inc.	74,000	798,869
Kose Corp.	6,000	254,935
Krosaki Harima Corp.	17,100	38,823
K’s Holdings Corp.	7,200	214,342
Kubota Corp.	147,000	2,322,111
Kumiai Chemical Industry Co., Ltd.	16,155	98,985
Kurabo Industries Ltd.	39,100	66,310
Kuraray Co., Ltd.	44,000	515,924
Kurita Water Industries Ltd.	16,300	363,675
Kuroda Electric Co., Ltd.	5,100	74,727
KYB Co., Ltd.	19,231	86,621
Kyocera Corp.	46,800	2,180,942
Kyoei Steel Ltd.	5,000	92,865
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	109,593
KYORIN Holdings, Inc.	9,000	182,667
Kyosan Electric Manufacturing Co., Ltd.	129	413
Kyowa Exeo Corp.	9,800	127,331
Kyowa Hakko Kirin Co., Ltd.	38,000	466,013
Kyudenko Corp.	11,200	132,347
Kyushu Electric Power Co., Inc.	58,100	626,161
Lawson, Inc.	11,000	769,273
Leopalace21 Corp.*	22,700	124,599
Life Corp.	5,900	93,335
Lintec Corp.	5,800	122,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lion Corp.	39,000	$209,802
LIXIL Group Corp.	38,500	822,480
M3, Inc.	19,221	308,447
Mabuchi Motor Co., Ltd.	4,600	400,966
Macnica, Inc.	2,900	92,546
Maeda Corp.	18,502	148,286
Maeda Kosen Co. Ltd.	7,188	89,199
Maeda Road Construction Co., Ltd.	10,000	155,550
Makino Milling Machine Co., Ltd.	13,507	99,879
Makita Corp.	17,500	989,287
Mandom Corp.	3,039	104,879
Marubeni Corp.	232,000	1,588,198
Marudai Food Co., Ltd.	21,900	81,869
Maruetsu, Inc.	17,900	85,359
Marui Group Co., Ltd.	32,800	270,056
Maruichi Steel Tube Ltd.	11,400	279,920
Maruwa Co., Ltd.	2,900	91,092
Maruzen Showa Unyu Co., Ltd.	22,000	69,606
Matsuda Sangyo Co., Ltd.	4,000	46,829
Matsui Securities Co., Ltd.	14,000	130,458
Matsumotokiyoshi Holdings Co., Ltd.	5,900	174,028
Matsuya Foods Co., Ltd.	4,300	83,393
Max Co., Ltd.	6,000	68,986
Mazda Motor Corp.	76,800	1,924,989
Medipal Holdings Corp.	29,500	358,546
Megmilk Snow Brand Co., Ltd.	8,502	111,241
MEIJI Holdings Co., Ltd.	8,300	656,129
Meitec Corp.	2,601	77,313
Mie Bank Ltd.	26,100	60,684
Minebea Co., Ltd.	33,000	450,130
Miraca Holdings, Inc.	8,000	330,796
MISUMI Group, Inc.	10,600	319,909
Mitsuba Corp.	3,235	56,485
Mitsubishi Chemical Holdings Corp.	169,000	831,478
Mitsubishi Corp.	192,916	3,950,666
Mitsubishi Electric Corp.	259,000	3,449,004
Mitsubishi Estate Co., Ltd.	172,957	3,892,814
Mitsubishi Gas Chemical Co., Inc.	53,000	337,789
Mitsubishi Heavy Industries Ltd.	457,000	2,940,134
Mitsubishi Logistics Corp.	18,000	258,327
Mitsubishi Materials Corp.	176,000	569,683
Mitsubishi Motors Corp.	96,000	1,165,042
Mitsubishi Nichiyu Forklift Co., Ltd.	16,096	123,573
Mitsubishi Paper Mills Ltd.*	61,000	49,501
Mitsubishi Research Institute, Inc.	3,100	77,447
Mitsubishi Shokuhin Co., Ltd.	2,500	56,873
Mitsubishi Tanabe Pharma Corp.	23,000	337,424
Mitsubishi UFJ Financial Group, Inc.	1,874,583	10,600,560
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	319,637
Mitsuboshi Belting Co., Ltd.	12,100	79,324
Mitsui & Co., Ltd.	226,420	3,570,489
Mitsui Chemicals, Inc.*	119,000	330,932
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	288,270
Mitsui Fudosan Co., Ltd.	129,823	3,976,662
Mitsui Home Co., Ltd.	13,400	59,990
Mitsui Matsushima Co., Ltd.	32,100	40,390
Mitsui Mining & Smelting Co., Ltd.	97,000	258,254
Mitsui O.S.K. Lines Ltd.	139,863	446,337
Mitsui Sugar Co., Ltd.	19,300	64,583
Mitsumi Electric Co., Ltd.	11,968	86,425
Miura Co., Ltd.	11,508	135,357
Miyazaki Bank Ltd.	26,800	82,349
Mizuho Financial Group, Inc.	3,269,030	5,839,097
Mizuno Corp.	15,800	83,700
Mochida Pharmaceutical Co., Ltd.	2,600	175,427
Modec, Inc.	3,840	100,591
Monex Group, Inc.	24,700	64,410
MonotaRO Co., Ltd.	4,022	100,738
Mori Seiki Co., Ltd.	17,900	229,473
Morinaga & Co., Ltd.	35,100	75,849
Morinaga Milk Industry Co., Ltd.	29,000	93,339
MOS Food Services, Inc.	4,100	81,832
Moshi Moshi Hotline, Inc.	6,150	58,318
MS&AD Insurance Group Holdings, Inc.	74,004	1,614,357
Murata Manufacturing Co., Ltd.	27,400	3,115,368
Musashi Seimitsu Industry Co., Ltd.	3,100	61,449
Musashino Bank Ltd.	5,200	172,583
Nabtesco Corp.	14,000	335,592
Nachi-Fujikoshi Corp.	25,458	186,162
Nagase & Co., Ltd.	18,000	218,774
Nagatanien Co., Ltd.	6,900	67,695
Nagoya Railroad Co., Ltd.	112,000	449,328
Nankai Electric Railway Co., Ltd.	67,000	307,891
NEC Corp.	345,000	1,192,204
NEC Networks & System Integration Corp.	2,159	48,781
NET One Systems Co., Ltd.	14,580	84,150
Nexon Co., Ltd.	24,571	202,751
Next Co. Ltd.	12,125	82,142
NGK Insulators Ltd.	34,000	809,738
NGK Spark Plug Co., Ltd.	22,000	646,911
NH Foods Ltd.	19,000	402,954
NHK Spring Co., Ltd.	25,000	245,042
Nichias Corp.	14,969	98,952
Nichicon Corp.	10,400	74,723
Nichii Gakkan Co.	11,354	89,962
Nichirei Corp.	40,000	168,133
Nidec Copal Electronics Corp.†	8,700	81,226
Nidec Corp.	29,186	1,974,562
Nifco, Inc.	6,400	197,237
Nihon Kohden Corp.	5,900	309,861
Nihon M&A Center, Inc.	3,987	115,784
Nihon Nohyaku Co., Ltd.	8,530	83,608
Nihon Parkerizing Co., Ltd.	7,359	167,947
Nihon Trim Co., Ltd.	1,921	52,721
Nihon Unisys Ltd.	10,500	94,876
Nikon Corp.	50,100	724,035
Nintendo Co., Ltd.	16,484	1,793,062
Nippo Corp.	7,000	128,352
Nippon Carbon Co., Ltd.	22,500	38,979
Nippon Chemi-Con Corp.*	35,035	107,333
Nippon Coke & Engineering Co., Ltd.	10,046	10,442
Nippon Electric Glass Co., Ltd.	54,000	262,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Express Co., Ltd.	103,000	$431,065
Nippon Kanzai Co., Ltd.	4,300	114,013
Nippon Kayaku Co., Ltd.	24,000	292,574
Nippon Konpo Unyu Soko Co., Ltd.	9,000	150,827
Nippon Light Metal Holdings Co., Ltd.	52,529	75,674
Nippon Paint Co., Ltd.	22,000	494,461
Nippon Paper Industries Co., Ltd.	16,100	240,894
Nippon Sharyo Ltd.	14,000	50,294
Nippon Sheet Glass Co., Ltd.*	148,000	163,282
Nippon Shinyaku Co., Ltd.	6,000	181,628
Nippon Shokubai Co., Ltd.	20,000	222,475
Nippon Signal Co., Ltd.	8,900	91,374
Nippon Steel & Sumikin Bussan Corp.	27,116	104,582
Nippon Steel & Sumitomo Metal Corp.	1,117,617	2,900,149
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	48,935
Nippon Telegraph & Telephone Corp.	97,842	6,085,072
Nippon Television Holdings, Inc.	27,400	418,214
Nippon Thompson Co., Ltd.	11,000	56,868
Nippon Valqua Industries Ltd.	22,000	63,387
Nippon Yusen KK	216,000	569,173
Nipro Corp.	13,900	115,458
Nishimatsu Construction Co., Ltd.	34,106	154,243
Nishimatsuya Chain Co., Ltd.	7,500	58,537
Nishi-Nippon City Bank Ltd.	114,000	304,554
Nishi-Nippon Railroad Co., Ltd.	42,000	158,541
Nissan Chemical Industries Ltd.	18,000	318,723
Nissan Motor Co., Ltd.	360,580	3,514,566
Nissan Shatai Co., Ltd.	13,000	212,054
Nissha Printing Co., Ltd.	6,558	96,628
Nisshin Seifun Group, Inc.	39,325	388,678
Nisshin Steel Holdings Co., Ltd.	10,951	99,450
Nisshinbo Holdings, Inc.	22,000	184,746
Nissin Electric Co., Ltd.	11,000	65,393
Nissin Foods Holdings Co., Ltd.	12,800	665,238
Nissin Kogyo Co., Ltd.	4,986	81,967
Nitori Holdings Co., Ltd.	10,500	650,057
Nitta Corp.	3,600	87,411
Nittetsu Mining Co., Ltd.	14,300	58,413
Nitto Boseki Co., Ltd.	20,312	78,155
Nitto Denko Corp.	23,200	1,272,377
Nitto Kogyo Corp.	5,056	101,420
Nitto Kohki Co., Ltd.	2,800	54,328
Noevir Holdings Co. Ltd.	2,811	53,080
NOF Corp.	21,020	131,093
NOK Corp.	15,700	360,166
Nomura Holdings, Inc.	517,602	3,085,554
Nomura Real Estate Holdings, Inc.	15,900	273,131
Nomura Research Institute Ltd.	14,517	469,230
Noritake Co., Ltd.	19,900	48,446
Noritz Corp.	5,338	94,276
North Pacific Bank Ltd.	48,800	192,219
NS Solutions Corp.	3,300	98,090
NS United Kaiun Kaisha Ltd.	28,700	70,916
NSD Co., Ltd.	6,300	98,973
NSK Ltd.	59,000	839,745
NTN Corp.	74,000	333,987
NTT Data Corp.	18,802	677,163
NTT DOCOMO, Inc.	207,043	3,455,593
NTT Urban Development Corp.	15,400	162,039
Obayashi Corp.	90,000	616,275
OBIC Business Consultants Ltd.	2,700	77,178
Obic Co., Ltd.	11,000	393,162
Odakyu Electric Railway Co., Ltd.	86,000	786,487
Ogaki Kyoritsu Bank Ltd.	38,400	103,987
Ohara, Inc.	5,000	27,855
Ohsho Food Service Corp.	2,130	82,345
Oiles Corp.	4,560	87,728
Oita Bank Ltd.	21,000	79,079
Oji Holdings Corp.	124,000	469,204
Okabe Co., Ltd.	7,367	81,008
Okasan Securities Group, Inc.	23,000	163,574
Oki Electric Industry Co., Ltd.	108,244	252,660
OKUMA Corp.	22,400	179,118
Okumura Corp.	25,000	145,886
Olympus Corp.*	35,900	1,288,046
Omron Corp.	29,300	1,330,422
Ono Pharmaceutical Co., Ltd.	12,877	1,143,579
Onward Holdings Co., Ltd.	23,000	143,652
Oracle Corp. Japan	5,000	195,122
Organo Corp.	9,300	42,568
Orient Corp.*	50,508	101,776
Oriental Land Co., Ltd.	7,300	1,380,128
ORIX Corp.	159,116	2,195,054
Osaka Gas Co., Ltd.	277,000	1,113,051
OSG Corp.	14,700	254,661
Otsuka Corp.	7,800	310,080
Otsuka Holdings Co., Ltd.	55,426	1,910,283
Pack Corp.	4,000	83,738
Paltac Corp.	8,022	98,158
PanaHome Corp.	11,000	76,426
Panasonic Corp.	294,670	3,504,874
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	60,251
Paramount Bed Holdings Co., Ltd.	306	8,775
Parco Co., Ltd.	8,506	68,870
Paris Miki Holdings, Inc.	7,300	32,615
Park24 Co., Ltd.	14,800	236,152
Penta-Ocean Construction Co., Ltd.	34,091	114,699
PGM Holdings KK	10,000	95,737
Pigeon Corp.	5,280	298,963
Pilot Corp.	2,350	133,918
Plenus Co., Ltd.	4,700	108,035
Pocket Card Co., Ltd.	14,360	86,677
Pola Orbis Holdings, Inc.	2,748	107,615
Raito Kogyo Co., Ltd.	11,775	109,510
Rakuten, Inc.	119,118	1,371,744
Renesas Electronics Corp.*	8,900	76,361
Rengo Co., Ltd.	21,000	94,397
Resona Holdings, Inc.	256,100	1,444,014
Resorttrust, Inc.	10,200	227,762
Ricoh Co., Ltd.	82,000	880,748
Ricoh Leasing Co., Ltd.	2,500	69,638
Riken Corp.	16,000	67,691
Rinnai Corp.	4,000	332,254
Rohm Co., Ltd.	13,200	830,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Rohto Pharmaceutical Co., Ltd.	15,000	$201,185
Roland DG Corp.	2,860	117,999
Round One Corp.	11,100	66,797
Ryobi Ltd.	18,700	54,561
Ryohin Keikaku Co., Ltd.	2,500	297,926
Ryosan Co., Ltd.	5,100	109,742
Saizeriya Co., Ltd.	4,200	56,255
Sakai Chemical Industry Co., Ltd.	14,100	45,511
Sakata INX Corp.	11,828	117,983
Sakata Seed Corp.	5,300	67,509
San-A Co., Ltd.	3,600	119,973
Sanden Corp.	18,200	107,864
Sangetsu Co., Ltd.	5,600	141,079
San-In Godo Bank Ltd.	15,000	105,858
Sanken Electric Co., Ltd.	14,951	125,552
Sanki Engineering Co., Ltd.	10,400	77,283
Sankyo Co., Ltd.	7,700	275,915
Sankyo Tateyama, Inc.	2,211	42,920
Sankyu, Inc.	40,000	213,722
Sanoh Industrial Co., Ltd.	7,800	53,339
Sanrio Co., Ltd.	6,400	185,566
Santen Pharmaceutical Co., Ltd.	10,400	582,229
Sanwa Holdings Corp.	31,000	220,470
Sanyo Chemical Industries Ltd.	9,400	57,853
Sanyo Electric Railway Co. Ltd.	24,625	104,854
Sanyo Shokai Ltd.	18,600	40,872
Sanyo Special Steel Co., Ltd.	15,123	55,845
Sapporo Holdings Ltd.	52,000	200,082
Sasebo Heavy Industries Co., Ltd.*†	35,000	48,241
Sawai Pharmaceutical Co., Ltd.	4,400	253,148
SBI Holdings, Inc.	29,097	325,791
SCSK Corp.	6,300	169,283
Secom Co., Ltd.	28,600	1,703,613
Sega Sammy Holdings, Inc.	27,471	442,091
Seibu Holdings, Inc.	21,536	430,033
Seikagaku Corp.	8,415	126,676
Seiko Epson Corp.	18,600	893,750
Seiko Holdings Corp.	20,162	88,240
Seino Holdings Co., Ltd.	25,000	200,365
Seiren Co., Ltd.	9,500	84,887
Sekisui Chemical Co., Ltd.	59,000	676,745
Sekisui House Ltd.	80,000	942,421
Sekisui Jushi Corp.	7,100	95,746
Sekisui Plastics Co., Ltd.	16,100	44,773
Senshu Ikeda Holdings, Inc.	18,340	94,313
Seven & I Holdings Co., Ltd.	106,679	4,137,793
Seven Bank Ltd.	99,354	404,935
Sharp Corp.*	192,000	546,196
Shiga Bank Ltd.	30,000	165,215
Shikoku Chemicals Corp.	12,000	82,061
Shikoku Electric Power Co., Inc.*	20,885	267,739
Shima Seiki Manufacturing Ltd.	5,392	88,789
Shimachu Co., Ltd.	6,100	140,883
Shimadzu Corp.	39,000	337,461
Shimamura Co., Ltd.	3,300	303,296
Shimano, Inc.	12,000	1,459,585
Shimizu Corp.	91,000	717,711
Shimojima Co., Ltd.	5,300	48,421
Shinagawa Refractories Co., Ltd.	21,703	57,782
Shindengen Electric Manufacturing Co., Ltd.	13,600	92,878
Shin-Etsu Chemical Co., Ltd.	47,214	3,085,753
Shin-Etsu Polymer Co., Ltd.	11,000	58,272
Shinko Electric Industries Co., Ltd.	8,500	62,079
Shinsei Bank Ltd.	228,000	488,534
Shionogi & Co., Ltd.	42,300	970,383
Ship Healthcare Holdings, Inc.	3,435	109,933
Shiroki Corp.	18,800	39,426
Shiseido Co., Ltd.	49,800	821,638
Shizuoka Bank Ltd.	78,000	802,936
Shochiku Co., Ltd.	19,000	176,704
Showa Corp.	3,734	40,889
Showa Denko KK	175,000	229,770
Showa Sangyo Co., Ltd.	24,500	89,578
Showa Shell Sekiyu KK	30,300	288,979
Sintokogio Ltd.	7,500	52,450
SKY Perfect JSAT Holdings, Inc.	20,100	118,208
SMC Corp.	7,600	2,096,193
SMK Corp.	16,209	78,773
SoftBank Corp.	121,349	8,507,431
Sohgo Security Services Co., Ltd.	12,200	286,771
Sojitz Corp.	154,100	241,670
Sompo Japan Nipponkoa Holdings, Inc.	58,500	1,419,362
Sony Corp.	139,672	2,535,555
Sony Financial Holdings, Inc.	24,977	404,005
Sotetsu Holdings, Inc.	50,000	180,989
Square Enix Holdings Co., Ltd.	10,400	220,849
St. Marc Holdings Co., Ltd.	1,474	74,456
Stanley Electric Co., Ltd.	21,700	469,318
Star Micronics Co., Ltd.	6,600	97,067
Start Today Co., Ltd.	6,669	145,146
Sugi Holdings Co., Ltd.	5,000	209,938
Sumco Corp.	21,300	257,134
Sumitomo Bakelite Co., Ltd.	30,000	117,620
Sumitomo Chemical Co., Ltd.	208,000	741,536
Sumitomo Corp.	157,900	1,742,767
Sumitomo Dainippon Pharma Co. Ltd.	21,398	272,560
Sumitomo Electric Industries Ltd.	105,491	1,558,679
Sumitomo Forestry Co., Ltd.	25,100	270,052
Sumitomo Heavy Industries Ltd.	66,000	371,297
Sumitomo Metal Mining Co., Ltd.	65,000	915,067
Sumitomo Mitsui Construction Co., Ltd.*	79,018	95,103
Sumitomo Mitsui Financial Group, Inc.	188,713	7,693,055
Sumitomo Mitsui Trust Holdings, Inc.	489,630	2,037,986
Sumitomo Osaka Cement Co., Ltd.	65,000	213,358
Sumitomo Real Estate Sales Co., Ltd.	3,040	70,016
Sumitomo Realty & Development Co., Ltd.	60,880	2,166,257
Sumitomo Rubber Industries Ltd.	23,600	335,468
Sumitomo Seika Chemicals Co., Ltd.	17,166	98,293
Sumitomo Warehouse Co., Ltd.	17,000	89,747
Sundrug Co., Ltd.	6,000	266,697
Suntory Beverage & Food Ltd.	17,124	607,361
Suruga Bank Ltd.	26,000	518,222
Suzuken Co., Ltd.	10,200	293,886
Suzuki Motor Corp.	54,500	1,806,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SWCC Showa Holdings Co., Ltd.*	60,300	$59,929
Sysmex Corp.	22,800	916,781
T Hasegawa Co., Ltd.	7,045	107,530
T&D Holdings, Inc.	90,100	1,157,108
T.RAD Co., Ltd.	17,200	43,127
Tadano Ltd.	15,552	286,296
Taihei Dengyo Kaisha Ltd.	8,600	68,455
Taihei Kogyo Co., Ltd.	14,800	79,347
Taiheiyo Cement Corp.	158,000	596,417
Taisei Corp.	143,000	807,085
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	463,439
Taiyo Holdings Co., Ltd.	3,134	99,871
Taiyo Nippon Sanso Corp.	45,000	396,763
Taiyo Yuden Co., Ltd.	15,000	167,951
Takamatsu Construction Group Co., Ltd.	6,100	114,241
Takara Holdings, Inc.	30,000	228,402
Takara Standard Co., Ltd.	12,000	102,740
Takasago International Corp.	51	242
Takashimaya Co., Ltd.	33,000	275,915
Takata Corp.	5,000	113,426
Takeda Pharmaceutical Co., Ltd.	101,964	4,432,773
Takuma Co., Ltd.	12,205	77,453
Tamron Co., Ltd.	2,969	57,038
TDK Corp.	15,400	859,339
Teijin Ltd.	132,000	318,942
Temp Holdings Co., Ltd.	6,022	183,392
Tenma Corp.	6,500	94,589
Terumo Corp.	40,600	973,215
T-Gaia Corp.	10,184	97,499
THK Co., Ltd.	16,300	405,735
TKC Corp.	5,390	106,399
Toagosei Co., Ltd.	34,000	140,123
Tobu Railway Co., Ltd.	153,000	770,057
TOC Co., Ltd.	13,669	88,364
Tocalo Co., Ltd.	3,700	76,986
Tochigi Bank Ltd.	16,000	62,731
Toda Corp.	32,000	160,766
Toei Co., Ltd.	18,574	96,363
Toenec Corp.	19,751	107,692
Toho Co., Ltd.	20,600	465,813
Toho Gas Co., Ltd.	67,000	377,534
Toho Holdings Co., Ltd.	9,200	175,905
Toho Titanium Co., Ltd.*	5,100	35,015
Tohoku Electric Power Co., Inc.	61,600	699,828
Tokai Carbon Co., Ltd.	32,000	88,698
Tokai Rika Co., Ltd.	7,500	158,514
Tokai Rubber Industries Ltd.	5,200	45,896
Tokai Tokyo Financial Holdings, Inc.	34,000	233,745
Token Corp.	2,181	99,828
Tokio Marine Holdings, Inc.	96,700	2,999,970
Tokuyama Corp.	38,000	125,079
Tokyo Broadcasting System Holdings, Inc.	17,000	189,414
Tokyo Dome Corp.	19,769	83,276
Tokyo Electric Power Co., Inc.*	215,437	754,300
Tokyo Electron Ltd.	22,000	1,435,842
Tokyo Gas Co., Ltd.	315,093	1,771,186
Tokyo Ohka Kogyo Co., Ltd.	5,100	134,899
Tokyo Rope Manufacturing Co., Ltd.*	22,700	36,014
Tokyo Seimitsu Co., Ltd.	5,267	88,508
Tokyo Steel Manufacturing Co., Ltd.	18,700	98,722
Tokyo Tatemono Co., Ltd.	55,000	444,814
Tokyotokeiba Co., Ltd.	20,593	58,958
Tokyu Corp.	158,000	1,035,806
Tokyu Fudosan Holdings Corp.	57,534	394,489
TOMONY Holdings, Inc.	25,408	106,798
Tomy Co., Ltd.	9,500	52,838
TonenGeneral Sekiyu KK	41,000	358,505
Topcon Corp.	6,848	155,848
Toppan Forms Co., Ltd.	7,000	72,250
Toppan Printing Co., Ltd.	75,000	538,865
Topre Corp.	7,650	108,743
Toray Industries, Inc.	197,000	1,302,257
Torishima Pump Manufacturing Co., Ltd.	3,900	32,395
Toshiba Corp.	529,000	2,451,222
Toshiba Machine Co., Ltd.	17,105	77,980
Toshiba Plant Systems & Services Corp.	6,000	100,989
Tosoh Corp.	85,000	344,108
TOTO Ltd.	38,000	417,853
Towa Pharmaceutical Co., Ltd.	2,214	96,998
Toyo Engineering Corp.	14,502	62,147
Toyo Kohan Co., Ltd.	17,415	94,320
Toyo Seikan Group Holdings Ltd.	18,400	227,997
Toyo Suisan Kaisha Ltd.	15,000	497,835
Toyo Tanso Co., Ltd.	1,600	33,087
Toyo Tire & Rubber Co., Ltd.	11,244	192,227
Toyobo Co., Ltd.	121,000	175,418
Toyoda Gosei Co., Ltd.	9,300	181,463
Toyota Industries Corp.	24,400	1,179,120
Toyota Motor Corp.	350,275	20,641,234
Toyota Tsusho Corp.	29,500	718,705
Trend Micro, Inc.	13,200	446,519
TS Tech Co., Ltd.	5,200	126,403
TSI Holdings Co., Ltd.	12,000	84,139
Tsubakimoto Chain Co.	12,965	107,101
Tsukishima Kikai Co., Ltd.	10,360	115,620
Tsumura & Co.	9,200	205,265
Tsuruha Holdings, Inc.	4,800	266,971
Tsutsumi Jewelry Co., Ltd.	2,800	68,216
TV Asahi Holdings Corp.	8,000	126,191
Tv Tokyo Holdings Corp.	4,700	93,379
UACJ Corp.	34,970	132,961
Ube Industries Ltd.	141,000	224,983
Ulvac, Inc.*	5,398	67,872
Unicharm Corp.	50,400	1,149,079
Unipres Corp.	4,100	80,336
United Arrows Ltd.	2,708	100,123
Unitika Ltd.*	77,800	36,178
UNY Group Holdings Co., Ltd.	26,100	138,740
Ushio, Inc.	19,600	206,946
USS Co., Ltd.	31,000	474,858
Wacoal Holdings Corp.	20,000	194,757
Wakita & Co. Ltd.	9,405	99,560
WATAMI Co., Ltd.	7,100	84,546
West Japan Railway Co.	23,222	1,039,511
Xebio Co., Ltd.	5,148	78,059
Yahoo! Japan Corp.	186,552	709,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Yakult Honsha Co., Ltd.	17,700	$929,583
Yamada Denki Co., Ltd.	117,100	341,664
Yamagata Bank Ltd.	21,000	98,418
Yamaguchi Financial Group, Inc.	31,000	292,829
Yamaha Corp.	18,200	237,799
Yamaha Motor Co., Ltd.	39,300	768,621
Yamato Holdings Co., Ltd.	48,500	902,783
Yamato Kogyo Co., Ltd.	7,700	256,959
Yamazaki Baking Co., Ltd.	26,000	335,209
Yaoko Co., Ltd.	1,319	78,412
Yaskawa Electric Corp.	27,000	365,580
Yodogawa Steel Works Ltd.	25,160	103,003
Yokogawa Electric Corp.	32,500	427,308
Yokohama Rubber Co., Ltd.	29,640	256,470
Yoshinoya Holdings Co., Ltd.	7,900	94,649
Yusen Logistics Co., Ltd.	9,240	97,392
Yushin Precision Equipment Co., Ltd.	3,893	84,906
Zenkoku Hosho Co., Ltd.	5,062	141,233
Zensho Holdings Co., Ltd.	9,793	86,791
Zeon Corp.	22,000	224,263

		437,474,311

Mexico (0.0%)
Fresnillo plc	25,922	319,378

Netherlands (4.1%)
ASML Holding N.V.	99,832	9,938,635
ING Groep N.V. (CVA)*	1,003,104	14,329,437
Koninklijke Philips N.V.	248,760	7,938,170
Royal Dutch Shell plc, Class A	605,988	23,169,843
Royal Dutch Shell plc, Class B	377,605	14,918,201

		70,294,286

New Zealand (0.0%)
Fletcher Building Ltd.	28,466	194,652
Kathmandu Holdings Ltd.	27,393	67,395
SKY Network Television Ltd.	24,421	119,952
SKYCITY Entertainment Group Ltd.	21,417	60,568
Spark New Zealand Ltd.	36,088	84,048
Trade Me Ltd.	31,744	86,715

		613,330

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	16,828	50,095

South Africa (0.1%)
Mondi plc	56,541	926,697

Spain (5.2%)
Banco Bilbao Vizcaya Argentaria S.A.	1,530,847	18,467,205
Banco Santander S.A.	3,117,277	29,966,613
Iberdrola S.A.	1,391,279	9,963,635
Inditex S.A.	273,276	7,550,402
Repsol S.A.	256,032	6,079,567
Telefonica S.A.	1,036,666	16,046,219

		88,073,641

Switzerland (0.7%)
Coca-Cola HBC AG (CDI)*	30,468	658,411
Glencore plc*	1,643,159	9,142,186
Wolseley plc	40,678	2,137,942

		11,938,539

United Kingdom (21.3%)
3i Group plc	148,357	921,871
Aberdeen Asset Management plc	151,764	985,359
Admiral Group plc	30,187	627,870
Aggreko plc	36,942	927,074
Anglo American plc	201,179	4,513,796
Antofagasta plc	54,642	638,683
ARM Holdings plc	215,039	3,158,411
Ashtead Group plc	77,493	1,310,298
Associated British Foods plc	53,653	2,330,182
AstraZeneca plc	194,292	13,989,680
Aviva plc	453,432	3,848,150
Babcock International Group plc	77,319	1,368,775
BAE Systems plc	486,960	3,722,187
Barclays plc	2,524,186	9,307,445
BG Group plc	523,983	9,683,787
BP plc	2,841,396	20,887,399
British American Tobacco plc	286,987	16,199,969
British Land Co. plc (REIT)	155,747	1,773,737
British Sky Broadcasting Group plc	161,444	2,308,414
BT Group plc	1,250,792	7,697,230
Bunzl plc	51,117	1,334,180
Burberry Group plc	68,209	1,670,819
Capita plc	101,276	1,911,097
Centrica plc	774,390	3,864,128
Compass Group plc	260,435	4,207,265
Diageo plc	387,786	11,221,568
Direct Line Insurance Group plc	230,942	1,101,460
Dixons Carphone plc	144,373	857,326
easyJet plc	38,250	882,388
Friends Life Group Ltd.	209,601	1,046,907
G4S plc	238,886	970,886
GKN plc	250,766	1,297,642
GlaxoSmithKline plc	748,523	17,146,303
Hammerson plc (REIT)	108,939	1,014,604
Hargreaves Lansdown plc	33,615	514,977
HSBC Holdings plc	2,936,053	29,800,996
IMI plc	42,021	837,905
Imperial Tobacco Group plc	148,330	6,405,992
InterContinental Hotels Group plc	36,396	1,403,690
International Consolidated Airlines Group S.A.*	313,462	1,865,488
Intertek Group plc	24,749	1,051,593
Intu Properties plc (REIT)	141,328	739,351
ITV plc	576,376	1,941,666
J Sainsbury plc	217,427	886,492
Johnson Matthey plc	31,550	1,492,989
Kingfisher plc	364,704	1,915,026
Land Securities Group plc (REIT)	121,121	2,040,132
Legal & General Group plc	914,197	3,392,413
Lloyds Banking Group plc*	8,321,619	10,370,218
London Stock Exchange Group plc	36,831	1,115,356
Marks & Spencer Group plc	250,972	1,646,169
Meggitt plc	124,023	907,182
National Grid plc	580,748	8,360,339
Next plc	22,699	2,430,540
Old Mutual plc	752,442	2,216,415
Pearson plc	125,187	2,516,542
Persimmon plc*	47,091	1,018,397
Petrofac Ltd.	39,856	670,032
Prudential plc	392,861	8,763,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Randgold Resources Ltd.	14,137	$964,627
Reckitt Benckiser Group plc	99,324	8,614,522
Reed Elsevier plc	176,768	2,831,286
Rio Tinto Ltd.	61,531	3,209,781
Rio Tinto plc	192,088	9,440,196
Rolls-Royce Holdings plc*	288,179	4,505,964
Royal Bank of Scotland Group plc*	328,464	1,960,626
Royal Mail plc	95,456	606,924
RSA Insurance Group plc*	154,754	1,215,511
SABMiller plc	145,550	8,088,653
Sage Group plc	166,788	987,999
Schroders plc	17,400	674,454
Severn Trent plc	36,655	1,115,374
Smith & Nephew plc	138,052	2,327,551
Smiths Group plc	60,359	1,236,837
Sports Direct International plc*	38,734	388,379
SSE plc	150,104	3,764,487
St. James’s Place plc	78,968	934,539
Standard Chartered plc	311,563	5,760,555
Standard Life plc	368,062	2,472,657
Tesco plc	1,250,630	3,775,128
Travis Perkins plc	38,008	1,025,301
TUI Travel plc	77,458	488,597
Tullow Oil plc	139,158	1,453,966
Unilever N.V. (CVA)	406,109	16,172,871
Unilever plc	185,748	7,784,091
United Utilities Group plc	104,971	1,375,004
Vodafone Group plc	4,090,207	13,553,435
Weir Group plc	32,718	1,327,080
Whitbread plc	27,762	1,869,564
WM Morrison Supermarkets plc	333,232	909,189
WPP plc	204,645	4,113,827

		363,979,325

United States (0.1%)
Carnival plc	28,095	1,122,258
News Corp. (CDI), Class B*	5,262	86,983
ResMed, Inc. (CDI)	106,517	529,722
Sims Metal Management Ltd.*	23,677	232,388

		1,971,351

Total Common Stocks (98.8%) (Cost $1,518,822,735)		1,688,266,741

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14* (Cost $—)	1,530,847	152,749

Total Investments (98.8%) (Cost $1,518,822,735)		1,688,419,490
Other Assets Less Liabilities (1.2%)		19,924,094

Net Assets (100%)		$1,708,343,584

*	Non-income producing.

†	Securities (totaling $262,460 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $304,446 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.0%
Consumer Staples	10.3
Energy	8.7
Financials	24.8
Health Care	8.7
Industrials	12.5
Information Technology	5.3
Materials	7.5
Telecommunication Services	5.7
Utilities	4.3
Cash and Other	1.2
100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	122	December-14	$4,943,925	$4,966,388	$22,463
FTSE 100 Index	34	December-14	3,721,746	3,640,892	(80,854)
SPI 200 Index	17	December-14	2,019,706	1,965,850	(53,856)
TOPIX Index	6	December-14	710,094	725,690	15,596

					$(96,651)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$188,244,669	$77,422	$188,322,091
Consumer Staples	—	176,633,530	—	176,633,530
Energy	—	148,957,758	—	148,957,758
Financials	—	423,644,985	—	423,644,985
Health Care	—	147,751,954	—	147,751,954
Industrials	—	213,905,150	48,241	213,953,391
Information Technology	—	89,581,920	136,797	89,718,717
Materials	—	128,448,407	—	128,448,407
Telecommunication Services	—	96,622,963	—	96,622,963
Utilities	—	74,212,945	—	74,212,945
Futures	38,059	—	—	38,059
Rights
Financials	—	152,749	—	152,749

Total Assets	$38,059	$1,688,157,030	$262,460	$1,688,457,549

Liabilities:
Futures	$(134,710)	$—	$—	$(134,710)

Total Liabilities	$(134,710)	$—	$—	$(134,710)

Total	$(96,651)	$1,688,157,030	$262,460	$1,688,322,839

(a)	Securities with a market value of $185,039 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. debt securities	$127,824,143
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. debt securities	$119,284,127

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326,996,845
Aggregate gross unrealized depreciation	(166,756,377)

Net unrealized appreciation	$160,240,468

Federal income tax cost of investments	$1,528,179,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (1.3%)
Johnson Controls, Inc.	64,476	$2,836,944

Automobiles (1.6%)
General Motors Co.	115,464	3,687,920

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	116,592	4,683,501

Household Durables (0.7%)
Newell Rubbermaid, Inc.	43,679	1,502,994

Media (6.3%)
Comcast Corp., Class A	56,265	3,025,932
Time Warner Cable, Inc.	18,411	2,641,794
Time Warner, Inc.	20,051	1,508,036
Twenty-First Century Fox, Inc., Class B	81,301	2,708,136
Viacom, Inc., Class B	54,109	4,163,147

		14,047,045

Multiline Retail (2.0%)
Kohl’s Corp.	42,239	2,577,846
Target Corp.	31,257	1,959,189

		4,537,035

Textiles, Apparel & Luxury Goods (0.4%)
Fossil Group, Inc.*	9,187	862,659

Total Consumer Discretionary		32,158,098

Consumer Staples (4.4%)
Food & Staples Retailing (1.5%)
CVS Health Corp.	43,005	3,422,768

Food Products (2.9%)
ConAgra Foods, Inc.	100,281	3,313,284
Mondelez International, Inc., Class A	43,171	1,479,254
Unilever N.V. (N.Y. Shares)	38,692	1,535,299

		6,327,837

Total Consumer Staples		9,750,605

Energy (15.8%)
Energy Equipment & Services (5.1%)
Halliburton Co.	49,734	3,208,340
Noble Corp. plc	65,034	1,445,056
Paragon Offshore plc*	10,066	61,906
Weatherford International plc*	318,156	6,617,645

		11,332,947

Oil, Gas & Consumable Fuels (10.7%)
BP plc (ADR)	96,219	4,228,825
Chevron Corp.	23,224	2,771,088
Murphy Oil Corp.	49,460	2,814,768
Occidental Petroleum Corp.	26,944	2,590,666
QEP Resources, Inc.	76,386	2,351,161
Royal Dutch Shell plc (ADR)	59,270	4,512,225
Suncor Energy, Inc.	126,896	4,587,290

		23,856,023

Total Energy		35,188,970

Financials (23.9%)
Banks (13.8%)
Bank of America Corp.	247,217	4,215,050
Citigroup, Inc.	182,220	9,442,640
Fifth Third Bancorp	110,369	$2,209,587
JPMorgan Chase & Co.	114,828	6,917,239
PNC Financial Services Group, Inc.	36,429	3,117,594
U.S. Bancorp/Minnesota	19,682	823,298
Wells Fargo & Co.	78,169	4,054,626

		30,780,034

Capital Markets (5.8%)
Bank of New York Mellon Corp.	100,408	3,888,802
Goldman Sachs Group, Inc.	11,232	2,061,858
Morgan Stanley	99,334	3,433,976
State Street Corp.	49,546	3,647,081

		13,031,717

Insurance (4.3%)
Aflac, Inc.	21,746	1,266,705
Allstate Corp.	66,771	4,097,736
MetLife, Inc.	63,116	3,390,592
Travelers Cos., Inc.	7,845	736,959

		9,491,992

Total Financials		53,303,743

Health Care (14.1%)
Health Care Equipment & Supplies (0.6%)
Medtronic, Inc.	20,624	1,277,657

Health Care Providers & Services (3.7%)
Cardinal Health, Inc.	9,026	676,228
Express Scripts Holding Co.*	20,836	1,471,647
UnitedHealth Group, Inc.	41,482	3,577,822
WellPoint, Inc.	22,030	2,635,229

		8,360,926

Pharmaceuticals (9.8%)
AbbVie, Inc.	26,394	1,524,517
Bristol-Myers Squibb Co.	52,784	2,701,485
GlaxoSmithKline plc (ADR)	19,313	887,819
Merck & Co., Inc.	76,515	4,535,809
Novartis AG (ADR)	39,061	3,676,812
Pfizer, Inc.	107,613	3,182,116
Roche Holding AG (ADR)	51,317	1,898,216
Sanofi S.A. (ADR)	60,649	3,422,423

		21,829,197

Total Health Care		31,467,780

Industrials (5.9%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	16,639	1,549,424
Textron, Inc.	62,380	2,245,056

		3,794,480

Electrical Equipment (0.9%)
Emerson Electric Co.	33,985	2,126,781

Industrial Conglomerates (2.1%)
General Electric Co.	182,245	4,669,117

Machinery (1.2%)
Ingersoll-Rand plc	46,051	2,595,434

Total Industrials		13,185,812

Information Technology (12.5%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	159,746	4,020,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	95,573	$1,848,382

Internet Software & Services (2.3%)
eBay, Inc.*	65,835	3,728,236
Yahoo!, Inc.*	33,388	1,360,561

		5,088,797

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	73,209	2,549,137

Software (4.7%)
Autodesk, Inc.*	24,566	1,353,587
Citrix Systems, Inc.*	33,437	2,385,395
Microsoft Corp.	88,341	4,095,489
Symantec Corp.	110,326	2,593,764

		10,428,235

Technology Hardware, Storage & Peripherals (1.7%)
Hewlett-Packard Co.	107,809	3,823,985

Total Information Technology		27,759,343

Materials (2.0%)
Metals & Mining (1.1%)
Alcoa, Inc.	149,587	2,406,855

Paper & Forest Products (0.9%)
International Paper Co.	42,782	2,042,413

Total Materials		4,449,268

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	21,297	750,506
Verizon Communications, Inc.	44,122	2,205,659
Vivendi S.A.*	49,356	1,191,924

Total Telecommunication Services		4,148,089

Utilities (2.1%)
Electric Utilities (1.4%)
FirstEnergy Corp.	27,706	930,091
PPL Corp.	65,329	2,145,404

		3,075,495

Multi-Utilities (0.7%)
PG&E Corp.	36,928	1,663,237

Total Utilities		4,738,732

Total Investments (97.0%) (Cost $182,302,836)		216,150,440
Other Assets Less Liabilities (3.0%)		6,610,507

Net Assets (100%)		$222,760,947

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/17/14	Barclays Bank plc	640	$1,039,369	$1,037,544	$1,825
British Pound vs. U.S. Dollar, expiring 10/17/14	CIBC World Markets, Inc.	640	1,038,933	1,037,544	1,389
British Pound vs. U.S. Dollar, expiring 10/17/14	Deutsche Bank AG	816	1,324,300	1,321,975	2,325
British Pound vs. U.S. Dollar, expiring 10/17/14	Goldman Sachs & Co.	640	1,039,048	1,037,544	1,504
Canadian Dollar vs. U.S. Dollar, expiring 10/17/14	Barclays Bank plc	1,151	1,039,918	1,027,110	12,808
Canadian Dollar vs. U.S. Dollar, expiring 10/17/14	CIBC World Markets, Inc.	1,179	1,065,164	1,052,163	13,001
Canadian Dollar vs. U.S. Dollar, expiring 10/17/14	Deutsche Bank AG	1,151	1,039,871	1,027,109	12,762
Canadian Dollar vs. U.S. Dollar, expiring 10/17/14	Goldman Sachs & Co.	1,151	1,039,467	1,027,109	12,358
European Union Euro vs. U.S. Dollar, expiring 10/17/14	Barclays Bank plc	1,366	1,768,725	1,725,817	42,908
European Union Euro vs. U.S. Dollar, expiring 10/17/14	CIBC World Markets, Inc.	1,366	1,767,619	1,725,817	41,802
European Union Euro vs. U.S. Dollar, expiring 10/17/14	Deutsche Bank AG	1,366	1,768,721	1,725,816	42,905
European Union Euro vs. U.S. Dollar, expiring 10/17/14	Goldman Sachs & Co.	1,653	2,138,382	2,087,638	50,744
European Union Euro vs. U.S. Dollar, expiring 10/17/14	Royal Bank of Canada	1,366	1,767,837	1,725,816	42,021
Swiss Franc vs. U.S. Dollar, expiring 10/17/14	Barclays Bank plc	999	1,068,783	1,046,489	22,294
Swiss Franc vs. U.S. Dollar, expiring 10/17/14	CIBC World Markets, Inc.	999	1,068,625	1,046,489	22,136
Swiss Franc vs. U.S. Dollar, expiring 10/17/14	Deutsche Bank AG	999	1,068,864	1,046,488	22,376
Swiss Franc vs. U.S. Dollar, expiring 10/17/14	Goldman Sachs & Co.	1,406	1,503,726	1,472,483	31,243

					$376,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,158,098	$—	$—	$32,158,098
Consumer Staples	9,750,605	—	—	9,750,605
Energy	35,188,970	—	—	35,188,970
Financials	53,303,743	—	—	53,303,743
Health Care	31,467,780	—	—	31,467,780
Industrials	13,185,812	—	—	13,185,812
Information Technology	27,759,343	—	—	27,759,343
Materials	4,449,268	—	—	4,449,268
Telecommunication Services	2,956,165	1,191,924	—	4,148,089
Utilities	4,738,732	—	—	4,738,732
Forward Currency Contracts	—	376,401	—	376,401

Total Assets	$214,958,516	$1,568,325	$—	$216,526,841

Total Liabilities	$—	$—	$—	$—

Total	$214,958,516	$1,568,325	$—	$216,526,841

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,136,162
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,805,619

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,203,405
Aggregate gross unrealized depreciation	(1,862,711)

Net unrealized appreciation	$33,340,694

Federal income tax cost of investments	$182,809,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (1.0%)
Tenneco, Inc.*	11,100	$580,641
TRW Automotive Holdings Corp.*	8,840	895,050

		1,475,691

Automobiles (3.3%)
General Motors Co.	150,130	4,795,152

Hotels, Restaurants & Leisure (0.8%)
Royal Caribbean Cruises Ltd.	18,118	1,219,161

Household Durables (1.6%)
D.R. Horton, Inc.	36,900	757,188
PulteGroup, Inc.	32,600	575,716
Ryland Group, Inc.	7,800	259,272
Taylor Morrison Home Corp., Class A*	13,600	220,592
Whirlpool Corp.	3,900	568,035

		2,380,803

Media (2.2%)
Charter Communications, Inc., Class A*	4,200	635,754
Comcast Corp., Class A	13,600	731,408
Time Warner, Inc.	12,819	964,117
Time, Inc.*	36,677	859,342

		3,190,621

Multiline Retail (0.5%)
Macy’s, Inc.	12,200	709,796

Specialty Retail (1.5%)
Best Buy Co., Inc.	27,500	923,725
Lowe’s Cos., Inc.	23,900	1,264,788

		2,188,513

Total Consumer Discretionary		15,959,737

Consumer Staples (1.7%)
Food & Staples Retailing (1.7%)
CVS Health Corp.	22,100	1,758,939
Kroger Co.	15,200	790,400

Total Consumer Staples		2,549,339

Energy (11.9%)
Energy Equipment & Services (0.5%)
Halliburton Co.	10,900	703,159

Oil, Gas & Consumable Fuels (11.4%)
Anadarko Petroleum Corp.	4,400	446,336
Chevron Corp.	45,974	5,485,617
CONSOL Energy, Inc.	30,300	1,147,158
Energen Corp.	5,800	418,992
EQT Corp.	6,200	567,548
Exxon Mobil Corp.	40,335	3,793,507
Marathon Oil Corp.	43,200	1,623,888
Occidental Petroleum Corp.	26,500	2,547,975
Valero Energy Corp.	14,700	680,169

		16,711,190

Total Energy		17,414,349

Financials (29.6%)
Banks (14.9%)
Bank of America Corp.	313,731	5,349,114
BB&T Corp.	36,700	1,365,607
Citigroup, Inc.	87,155	4,516,372
East West Bancorp, Inc.	12,471	424,014
First Horizon National Corp.	43,000	528,040
First Niagara Financial Group, Inc.	35,400	294,882
FirstMerit Corp.	18,200	320,320
PNC Financial Services Group, Inc.	17,900	1,531,882
Regions Financial Corp.	48,400	485,936
SVB Financial Group*	5,000	560,450
Webster Financial Corp.	4,600	134,044
Wells Fargo & Co.	121,723	6,313,772

		21,824,433

Capital Markets (4.7%)
Charles Schwab Corp.	16,400	481,996
Invesco Ltd.	19,838	783,204
Morgan Stanley	93,366	3,227,663
State Street Corp.	33,486	2,464,904

		6,957,767

Consumer Finance (0.7%)
Ally Financial, Inc.*	28,800	666,432
Synchrony Financial*	13,000	319,150

		985,582

Diversified Financial Services (0.5%)
Intercontinental Exchange, Inc.	3,700	721,685

Insurance (7.5%)
ACE Ltd.	18,888	1,980,785
Aflac, Inc.	6,300	366,975
Hartford Financial Services Group, Inc.	66,200	2,465,950
MetLife, Inc.	56,258	3,022,180
Prudential Financial, Inc.	30,828	2,711,014
Willis Group Holdings plc	10,800	447,120

		10,994,024

Real Estate Investment Trusts (REITs) (1.3%)
AvalonBay Communities, Inc. (REIT)	4,600	648,462
Liberty Property Trust (REIT)	16,700	555,442
Prologis, Inc. (REIT)	18,300	689,910

		1,893,814

Total Financials		43,377,305

Health Care (15.4%)
Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	25,300	1,052,227
Boston Scientific Corp.*	166,700	1,968,727
CareFusion Corp.*	10,000	452,500
Stryker Corp.	5,200	419,900

		3,893,354

Health Care Providers & Services (6.1%)
Aetna, Inc.	31,100	2,519,100
Humana, Inc.	19,624	2,556,811
UnitedHealth Group, Inc.	44,390	3,828,637

		8,904,548

Pharmaceuticals (6.7%)
Bristol-Myers Squibb Co.	15,918	814,683
Johnson & Johnson	63,898	6,810,888
Merck & Co., Inc.	36,966	2,191,345

		9,816,916

Total Health Care		22,614,818

Industrials (11.2%)
Aerospace & Defense (1.9%)
L-3 Communications Holdings, Inc.	2,700	321,084
Raytheon Co.	5,700	579,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	18,385	$1,941,456

		2,841,774

Airlines (1.3%)
Delta Air Lines, Inc.	19,800	715,770
United Continental Holdings, Inc.*	24,000	1,122,960

		1,838,730

Building Products (0.8%)
Fortune Brands Home & Security, Inc.	22,300	916,753
Owens Corning, Inc.	8,900	282,575

		1,199,328

Construction & Engineering (1.8%)
Fluor Corp.	39,965	2,669,262

Electrical Equipment (1.6%)
Eaton Corp. plc	36,800	2,332,016

Machinery (1.0%)
Oshkosh Corp.	8,200	362,030
PACCAR, Inc.	18,865	1,072,947

		1,434,977

Road & Rail (2.8%)
CSX Corp.	102,517	3,286,695
Norfolk Southern Corp.	7,400	825,840

		4,112,535

Total Industrials		16,428,622

Information Technology (8.4%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	43,453	1,093,712
QUALCOMM, Inc.	3,900	291,603

		1,385,315

IT Services (0.3%)
Fidelity National Information Services, Inc.	7,800	439,140

Semiconductors & Semiconductor Equipment (2.8%)
Broadcom Corp., Class A	24,800	1,002,416
Freescale Semiconductor Ltd.*	35,400	691,362
KLA-Tencor Corp.	7,833	617,084
Lam Research Corp.	18,700	1,396,890
Teradyne, Inc.	22,900	444,031

		4,151,783

Software (1.6%)
Microsoft Corp.	50,200	2,327,272

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	18,278	1,841,508
Hewlett-Packard Co.	43,300	1,535,851
Western Digital Corp.	6,100	593,652

		3,971,011

Total Information Technology		12,274,521

Materials (3.9%)
Chemicals (0.6%)
Axiall Corp.	26,847	961,391

Metals & Mining (3.3%)
Alcoa, Inc.	146,180	2,352,036
Alumina Ltd. (ADR)*	25,600	150,400
Century Aluminum Co.*	18,600	483,042
Freeport-McMoRan, Inc.	28,900	943,585
Reliance Steel & Aluminum Co.	6,200	424,080
United States Steel Corp.	11,000	430,870

		4,784,013

Total Materials		5,745,404

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	14,600	729,854

Total Telecommunication Services		729,854

Utilities (4.6%)
Electric Utilities (3.6%)
Duke Energy Corp.	10,000	747,700
Edison International	17,900	1,000,968
Entergy Corp.	9,700	750,101
Exelon Corp.	45,500	1,551,095
NextEra Energy, Inc.	13,100	1,229,828

		5,279,692

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.	23,300	570,151
Dominion Resources, Inc.	13,100	905,079

		1,475,230

Total Utilities		6,754,922

Total Common Stocks (98.1%) (Cost $121,251,900)		143,848,871

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (1.5%)
Federal Farm Credit Bank
0.01%, 10/1/14(o)(p)	$2,156,000	2,156,000

Total Government Securities		2,156,000

Total Short-Term Investments (1.5%) (Cost $2,156,000)		2,156,000

Total Investments (99.6%) (Cost $123,407,900)		146,004,871
Other Assets Less Liabilities (0.4%)		641,804

Net Assets (100%)		$146,646,675

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2014.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,959,737	$—	$—	$15,959,737
Consumer Staples	2,549,339	—	—	2,549,339
Energy	17,414,349	—	—	17,414,349
Financials	43,377,305	—	—	43,377,305
Health Care	22,614,818	—	—	22,614,818
Industrials	16,428,622	—	—	16,428,622
Information Technology	12,274,521	—	—	12,274,521
Materials	5,745,404	—	—	5,745,404
Telecommunication Services	729,854	—	—	729,854
Utilities	6,754,922	—	—	6,754,922
Short-Term Investments	—	2,156,000	—	2,156,000

Total Assets	$143,848,871	$2,156,000	$—	$146,004,871

Total Liabilities	$—	$—	$—	$—

Total	$143,848,871	$2,156,000	$—	$146,004,871

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$184,838,577
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$187,224,248

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,687,188
Aggregate gross unrealized depreciation	(2,308,489)

Net unrealized appreciation	$22,378,699

Federal income tax cost of investments	$123,626,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (0.3%)
BorgWarner, Inc.	28,008	$1,473,501
Gentex Corp.	10,486	280,710
Goodyear Tire & Rubber Co.	30,408	686,765
Johnson Controls, Inc.	21,700	954,800
Lear Corp.	8,000	691,280

		4,087,056

Automobiles (0.4%)
Harley-Davidson, Inc.	26,800	1,559,760
Tesla Motors, Inc.*	11,710	2,841,783
Thor Industries, Inc.	5,600	288,400

		4,689,943

Distributors (0.2%)
Genuine Parts Co.	17,600	1,543,696
LKQ Corp.*	36,954	982,607

		2,526,303

Diversified Consumer Services (0.1%)
H&R Block, Inc.	33,640	1,043,176
Service Corp. International	20,300	429,142

		1,472,318

Hotels, Restaurants & Leisure (3.0%)
Aramark	4,763	125,267
Bally Technologies, Inc.*	4,800	387,360
Brinker International, Inc.	7,906	401,546
Burger King Worldwide, Inc.	12,900	382,614
Chipotle Mexican Grill, Inc.*	3,873	2,581,703
Choice Hotels International, Inc.	223	11,596
Domino’s Pizza, Inc.	6,800	523,328
Dunkin’ Brands Group, Inc.	12,980	581,763
Hilton Worldwide Holdings, Inc.*	16,509	406,617
Hyatt Hotels Corp., Class A*	300	18,156
Las Vegas Sands Corp.	46,088	2,867,134
Marriott International, Inc., Class A	23,744	1,659,706
McDonald’s Corp.	121,348	11,505,004
MGM Resorts International*	3,800	86,564
Norwegian Cruise Line Holdings Ltd.*	10,300	371,006
Panera Bread Co., Class A*	3,058	497,598
SeaWorld Entertainment, Inc.	8,300	159,609
Six Flags Entertainment Corp.	8,890	305,727
Starbucks Corp.	92,368	6,970,089
Starwood Hotels & Resorts Worldwide, Inc.	10,540	877,033
Wyndham Worldwide Corp.	15,600	1,267,656
Wynn Resorts Ltd.	10,000	1,870,800
Yum! Brands, Inc.	54,164	3,898,725

		37,756,601

Household Durables (0.3%)
D.R. Horton, Inc.	3,600	73,872
Harman International Industries, Inc.	8,400	823,536
Jarden Corp.*	4,850	291,534
Leggett & Platt, Inc.	8,400	293,328
Lennar Corp., Class A	1,300	50,479
Newell Rubbermaid, Inc.	20,100	691,641
NVR, Inc.*	600	678,012
Tempur Sealy International, Inc.*	7,400	415,658
Tupperware Brands Corp.	6,200	428,048
Whirlpool Corp.	900	131,085

		3,877,193

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*	46,136	14,876,092
Expedia, Inc.	12,429	1,089,029
Groupon, Inc.*	58,990	394,053
HomeAway, Inc.*	10,519	373,424
Liberty Interactive Corp.*	30,100	858,452
Liberty TripAdvisor Holdings, Inc.*	9,080	307,812
Liberty Ventures*	9,080	344,677
Netflix, Inc.*	7,394	3,336,025
Priceline Group, Inc.*	6,369	7,378,996
TripAdvisor, Inc.*	13,629	1,245,963
zulily, Inc., Class A*	1,582	59,942

		30,264,465

Leisure Products (0.2%)
Hasbro, Inc.	11,949	657,135
Mattel, Inc.	14,995	459,597
Polaris Industries, Inc.	8,100	1,213,299

		2,330,031

Media (5.3%)
AMC Networks, Inc., Class A*	7,275	425,005
Cablevision Systems Corp. - New York Group, Class A	23,900	418,489
CBS Corp. (Non-Voting), Class B	58,200	3,113,700
Charter Communications, Inc., Class A*	9,800	1,483,426
Cinemark Holdings, Inc.	14,100	479,964
Clear Channel Outdoor Holdings, Inc., Class A	2,300	15,502
Comcast Corp., Class A	290,900	15,644,602
DIRECTV*	57,435	4,969,276
Discovery Communications, Inc., Class A*	27,600	1,043,280
Discovery Communications, Inc., Class C*	27,600	1,028,928
DISH Network Corp., Class A*	19,200	1,239,936
Interpublic Group of Cos., Inc.	51,900	950,808
Lamar Advertising Co., Class A	9,700	477,725
Lions Gate Entertainment Corp.	9,800	323,106
Live Nation Entertainment, Inc.*	9,000	216,180
Morningstar, Inc.	2,335	158,547
Omnicom Group, Inc.	31,734	2,185,203
Regal Entertainment Group, Class A	2,486	49,422
Scripps Networks Interactive, Inc., Class A	12,932	1,009,860
Sirius XM Holdings, Inc.*	338,400	1,181,016
Starz, Class A*	10,000	330,800
Time Warner Cable, Inc.	34,200	4,907,358
Twenty-First Century Fox, Inc., Class A	172,200	5,904,738
Viacom, Inc., Class B	52,700	4,054,738
Walt Disney Co.	178,100	15,856,243

		67,467,852

Multiline Retail (0.6%)
Big Lots, Inc.	2,072	89,200
Dillard’s, Inc., Class A	2,100	228,858
Dollar General Corp.*	28,900	1,766,079
Dollar Tree, Inc.*	25,332	1,420,365
Family Dollar Stores, Inc.	11,027	851,725
Kohl’s Corp.	1,400	85,442
Macy’s, Inc.	34,300	1,995,574
Nordstrom, Inc.	17,043	1,165,230
Sears Holdings Corp.*	2,500	63,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Target Corp.	7,801	$488,967

		8,154,515

Specialty Retail (3.7%)
Aaron’s, Inc.	1,425	34,656
Abercrombie & Fitch Co., Class A	1,200	43,608
Advance Auto Parts, Inc.	8,992	1,171,658
AutoNation, Inc.*	8,915	448,514
AutoZone, Inc.*	4,014	2,045,775
Bed Bath & Beyond, Inc.*	10,559	695,099
Best Buy Co., Inc.	10,500	352,695
Cabela’s, Inc.*	700	41,230
CarMax, Inc.*	18,596	863,784
Chico’s FAS, Inc.	8,192	120,996
CST Brands, Inc.	7,900	284,005
Dick’s Sporting Goods, Inc.	2,037	89,384
Foot Locker, Inc.	2,600	144,690
GameStop Corp., Class A	700	28,840
Gap, Inc.	32,400	1,350,756
GNC Holdings, Inc., Class A	11,100	430,014
Home Depot, Inc.	167,887	15,401,953
L Brands, Inc.	10,588	709,184
Lowe’s Cos., Inc.	125,000	6,615,000
Murphy USA, Inc.*	2,600	137,956
O’Reilly Automotive, Inc.*	13,011	1,956,334
Penske Automotive Group, Inc.	2,300	93,357
PetSmart, Inc.	12,115	849,140
Ross Stores, Inc.	26,062	1,969,766
Sally Beauty Holdings, Inc.*	14,700	402,339
Signet Jewelers Ltd.	6,800	774,588
Tiffany & Co.	13,836	1,332,545
TJX Cos., Inc.	85,946	5,085,425
Tractor Supply Co.	17,000	1,045,670
Ulta Salon Cosmetics & Fragrance, Inc.*	7,900	933,543
Urban Outfitters, Inc.*	9,414	345,494
Williams-Sonoma, Inc.	11,579	770,814

		46,568,812

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	6,600	511,632
Coach, Inc.	33,606	1,196,710
Deckers Outdoor Corp.*	4,300	417,874
Fossil Group, Inc.*	5,700	535,230
Hanesbrands, Inc.	12,267	1,317,966
Kate Spade & Co.*	15,500	406,565
Michael Kors Holdings Ltd.*	25,100	1,791,889
NIKE, Inc., Class B	85,766	7,650,327
PVH Corp.	8,864	1,073,874
Ralph Lauren Corp.	5,491	904,532
Under Armour, Inc., Class A*	21,200	1,464,920
VF Corp.	42,300	2,793,069

		20,064,588

Total Consumer Discretionary		229,259,677

Consumer Staples (10.3%)
Beverages (3.6%)
Brown-Forman Corp., Class B	18,936	1,708,406
Coca-Cola Co.	487,262	20,786,597
Coca-Cola Enterprises, Inc.	30,792	1,365,933
Constellation Brands, Inc., Class A*	18,400	1,603,744
Dr. Pepper Snapple Group, Inc.	24,100	1,549,871
Monster Beverage Corp.*	17,586	1,612,109
PepsiCo, Inc.	186,016	17,316,229

		45,942,889

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	50,866	6,374,527
CVS Health Corp.	20,400	1,623,636
Kroger Co.	62,500	3,250,000
Rite Aid Corp.*	80,000	387,200
Sprouts Farmers Market, Inc.*	11,955	347,532
Sysco Corp.	26,836	1,018,426
Walgreen Co.	88,100	5,221,687
Wal-Mart Stores, Inc.	19,945	1,525,194
Whole Foods Market, Inc.	19,570	745,813

		20,494,015

Food Products (1.7%)
Archer-Daniels-Midland Co.	7,800	398,580
Campbell Soup Co.	14,095	602,280
Flowers Foods, Inc.	21,000	385,560
General Mills, Inc.	75,340	3,800,903
Hain Celestial Group, Inc.*	5,600	573,160
Hershey Co.	18,369	1,752,954
Hormel Foods Corp.	16,400	842,796
Ingredion, Inc.	1,400	106,106
Kellogg Co.	28,728	1,769,645
Keurig Green Mountain, Inc.	17,339	2,256,324
Kraft Foods Group, Inc.	73,033	4,119,061
McCormick & Co., Inc. (Non-Voting)	15,988	1,069,597
Mead Johnson Nutrition Co.	24,778	2,384,139
Pilgrim’s Pride Corp.*	1,000	30,560
Tyson Foods, Inc., Class A	2,000	78,740
WhiteWave Foods Co.*	21,261	772,412

		20,942,817

Household Products (1.2%)
Church & Dwight Co., Inc.	16,668	1,169,427
Clorox Co.	13,074	1,255,627
Colgate-Palmolive Co.	100,468	6,552,523
Kimberly-Clark Corp.	38,325	4,122,620
Procter & Gamble Co.	18,900	1,582,686
Spectrum Brands Holdings, Inc.	2,600	235,378

		14,918,261

Personal Products (0.3%)
Avon Products, Inc.	21,710	273,546
Coty, Inc., Class A	6,742	111,580
Estee Lauder Cos., Inc., Class A	28,174	2,105,161
Herbalife Ltd.	9,992	437,150
Nu Skin Enterprises, Inc., Class A	7,200	324,216

		3,251,653

Tobacco (1.9%)
Altria Group, Inc.	230,578	10,592,753
Lorillard, Inc.	44,500	2,665,995
Philip Morris International, Inc.	113,302	9,449,387
Reynolds American, Inc.	28,600	1,687,400

		24,395,535

Total Consumer Staples		129,945,170

Energy (5.6%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	1,717	75,016
Baker Hughes, Inc.	4,400	286,264
Cameron International Corp.*	16,033	1,064,270
Dresser-Rand Group, Inc.*	9,330	767,486
Dril-Quip, Inc.*	5,000	447,000
FMC Technologies, Inc.*	28,832	1,565,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Frank’s International N.V.	533	$9,967
Halliburton Co.	103,600	6,683,236
Helmerich & Payne, Inc.	8,000	782,960
Nabors Industries Ltd.	3,600	81,936
National Oilwell Varco, Inc.	4,500	342,450
Oceaneering International, Inc.	13,200	860,244
Patterson-UTI Energy, Inc.	9,000	292,770
RPC, Inc.	7,500	164,700
Schlumberger Ltd.	159,627	16,232,470
Seadrill Ltd.	12,800	342,528
Seventy Seven Energy, Inc.*	1,042	24,737
Superior Energy Services, Inc.	1,300	42,731
Unit Corp.*	400	23,460

		30,090,091

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.	4,500	456,480
Antero Resources Corp.*	6,478	355,577
Athlon Energy, Inc.*	6,200	361,026
Cabot Oil & Gas Corp.	51,200	1,673,728
Cheniere Energy, Inc.*	29,200	2,336,876
Chesapeake Energy Corp.	14,800	340,252
Cimarex Energy Co.	1,300	164,489
Cobalt International Energy, Inc.*	39,100	531,760
Concho Resources, Inc.*	13,800	1,730,382
Continental Resources, Inc.*	10,590	704,023
CVR Energy, Inc.	800	35,784
EOG Resources, Inc.	67,100	6,644,242
EQT Corp.	16,900	1,547,026
Gulfport Energy Corp.*	8,500	453,900
HollyFrontier Corp.	4,400	192,192
Kinder Morgan, Inc.	22,150	849,231
Kosmos Energy Ltd.*	12,900	128,484
Laredo Petroleum Holdings, Inc.*	8,350	187,124
Marathon Petroleum Corp.	23,000	1,947,410
Noble Energy, Inc.	31,600	2,160,176
Oasis Petroleum, Inc.*	12,400	518,444
ONEOK, Inc.	13,500	884,925
PBF Energy, Inc., Class A	2,600	62,400
Phillips 66	28,500	2,317,335
Pioneer Natural Resources Co.	17,600	3,466,672
QEP Resources, Inc.	2,800	86,184
Range Resources Corp.	20,142	1,365,829
Rice Energy, Inc.*	5,685	151,221
SM Energy Co.	8,262	644,436
Southwestern Energy Co.*	43,272	1,512,356
Targa Resources Corp.	4,700	639,999
Teekay Corp.	2,500	165,900
Tesoro Corp.	6,800	414,664
Ultra Petroleum Corp.*	5,600	130,256
Valero Energy Corp.	15,600	721,812
Whiting Petroleum Corp.*	1,500	116,325
Williams Cos., Inc.	91,627	5,071,555
World Fuel Services Corp.	1,900	75,848

		41,146,323

Total Energy		71,236,414

Financials (5.1%)
Banks (0.1%)
Signature Bank/New York*	5,700	638,742
SVB Financial Group*	500	56,045

		694,787

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	6,786	1,359,643
Ameriprise Financial, Inc.	8,200	1,011,716
Artisan Partners Asset Management, Inc., Class A	3,300	171,765
BlackRock, Inc.	6,027	1,978,785
Charles Schwab Corp.	22,700	667,153
Eaton Vance Corp.	14,760	556,895
Federated Investors, Inc., Class B	8,430	247,505
Franklin Resources, Inc.	39,731	2,169,710
Invesco Ltd.	8,100	319,788
Lazard Ltd., Class A	15,124	766,787
Legg Mason, Inc.	5,000	255,800
LPL Financial Holdings, Inc.	10,710	493,195
NorthStar Asset Management Group, Inc.*	4,800	88,416
SEI Investments Co.	15,175	548,728
T. Rowe Price Group, Inc.	32,236	2,527,302
TD Ameritrade Holding Corp.	28,800	961,056
Waddell & Reed Financial, Inc., Class A	10,379	536,490

		14,660,734

Consumer Finance (0.8%)
Ally Financial, Inc.*	29,600	684,944
American Express Co.	111,286	9,741,977
Santander Consumer USA Holdings, Inc.	724	12,894
SLM Corp.	17,600	150,656

		10,590,471

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	10,530	563,618
Intercontinental Exchange, Inc.	5,975	1,165,424
Leucadia National Corp.	7,400	176,416
McGraw Hill Financial, Inc.	33,382	2,819,110
Moody’s Corp.	23,202	2,192,589
MSCI, Inc.*	6,291	295,803

		7,212,960

Insurance (0.5%)
American Financial Group, Inc./Ohio	1,400	81,046
Aon plc	28,000	2,454,760
Arthur J. Gallagher & Co.	18,200	825,552
Brown & Brown, Inc.	800	25,720
Erie Indemnity Co., Class A	2,943	223,109
Marsh & McLennan Cos., Inc.	45,400	2,376,236
Reinsurance Group of America, Inc.	2,400	192,312

		6,178,735

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. (REIT)	48,620	4,552,291
Apartment Investment & Management Co. (REIT), Class A	10,100	321,382
Boston Properties, Inc. (REIT)	2,300	266,248
CBS Outdoor Americas, Inc. (REIT)	1,000	29,940
Columbia Property Trust, Inc. (REIT)	2,300	54,901
Crown Castle International Corp. (REIT)	40,942	3,297,059
Equity Lifestyle Properties, Inc. (REIT)	7,400	313,464
Extra Space Storage, Inc. (REIT)	14,200	732,294
Federal Realty Investment Trust (REIT)	5,481	649,279
Gaming and Leisure Properties, Inc. (REIT)	1,700	52,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care REIT, Inc. (REIT)	20,000	$1,247,400
Healthcare Trust of America, Inc. (REIT), Class A	3,400	39,440
NorthStar Realty Finance Corp. (REIT)	4,800	84,816
Omega Healthcare Investors, Inc. (REIT)	5,000	170,950
Plum Creek Timber Co., Inc. (REIT)	10,439	407,225
Public Storage (REIT)	16,262	2,696,890
Rayonier, Inc. (REIT)	1,794	55,865
Simon Property Group, Inc. (REIT)	28,461	4,679,558
Tanger Factory Outlet Centers, Inc. (REIT)	6,900	225,768
Taubman Centers, Inc. (REIT)	7,200	525,600
Ventas, Inc. (REIT)	17,100	1,059,345
Vornado Realty Trust (REIT)	5,200	519,792
Weyerhaeuser Co. (REIT)	6,700	213,462

		22,195,499

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	34,343	1,021,361
Howard Hughes Corp.*	2,300	345,000
Jones Lang LaSalle, Inc.	1,500	189,510
Realogy Holdings Corp.*	7,710	286,812

		1,842,683

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	2,300	78,752
Ocwen Financial Corp.*	13,000	340,340

		419,092

Total Financials		63,794,961

Health Care (13.5%)
Biotechnology (5.5%)
Alexion Pharmaceuticals, Inc.*	24,290	4,027,768
Alkermes plc*	15,100	647,337
Alnylam Pharmaceuticals, Inc.*	6,900	538,890
Amgen, Inc.	88,100	12,374,526
Biogen Idec, Inc.*	29,100	9,626,571
BioMarin Pharmaceutical, Inc.*	17,849	1,287,984
Celgene Corp.*	98,294	9,316,305
Cubist Pharmaceuticals, Inc.*	8,700	577,158
Gilead Sciences, Inc.*	188,474	20,063,057
Incyte Corp.*	17,700	868,185
Intercept Pharmaceuticals, Inc.*	1,600	378,704
Medivation, Inc.*	9,400	929,378
Myriad Genetics, Inc.*	8,034	309,872
Pharmacyclics, Inc.*	7,500	880,725
Regeneron Pharmaceuticals, Inc.*	9,700	3,497,044
Seattle Genetics, Inc.*	12,400	461,032
United Therapeutics Corp.*	5,852	752,860
Vertex Pharmaceuticals, Inc.*	29,007	3,257,776

		69,795,172

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	10,000	516,800
Baxter International, Inc.	66,556	4,776,724
Becton, Dickinson and Co.	23,692	2,696,387
Boston Scientific Corp.*	15,400	181,874
C.R. Bard, Inc.	9,424	1,344,899
Cooper Cos., Inc.	4,400	685,300
DENTSPLY International, Inc.	5,332	243,139
Edwards Lifesciences Corp.*	12,946	1,322,434
Hill-Rom Holdings, Inc.	400	16,572
Hologic, Inc.*	9,500	231,135
IDEXX Laboratories, Inc.*	6,347	747,867
Intuitive Surgical, Inc.*	4,121	1,903,160
ResMed, Inc.	17,232	849,021
Sirona Dental Systems, Inc.*	4,400	337,392
St. Jude Medical, Inc.	22,454	1,350,159
Stryker Corp.	24,591	1,985,723
Varian Medical Systems, Inc.*	12,790	1,024,735
Zimmer Holdings, Inc.	1,600	160,880

		20,374,201

Health Care Providers & Services (1.7%)
Aetna, Inc.	13,100	1,061,100
AmerisourceBergen Corp.	27,708	2,141,828
Brookdale Senior Living, Inc.*	19,700	634,734
Cardinal Health, Inc.	3,400	254,728
Catamaran Corp.*	25,332	1,067,744
Centene Corp.*	7,100	587,241
Cigna Corp.	2,600	235,794
DaVita HealthCare Partners, Inc.*	7,596	555,571
Envision Healthcare Holdings, Inc.*	9,867	342,187
Express Scripts Holding Co.*	82,230	5,807,905
HCA Holdings, Inc.*	3,800	267,976
Henry Schein, Inc.*	10,452	1,217,344
Laboratory Corp. of America Holdings*	4,096	416,768
McKesson Corp.	28,371	5,522,983
MEDNAX, Inc.*	8,000	438,560
Patterson Cos., Inc.	874	36,210
Premier, Inc., Class A*	3,903	128,253
Tenet Healthcare Corp.*	11,928	708,404
Universal Health Services, Inc., Class B	2,416	252,472

		21,677,802

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	8,200	110,003
athenahealth, Inc.*	4,700	618,943
Cerner Corp.*	36,540	2,176,688
IMS Health Holdings, Inc.*	9,100	238,329
Veeva Systems, Inc., Class A*	4,545	128,032

		3,271,995

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	5,847	333,162
Bruker Corp.*	13,500	249,952
Charles River Laboratories International, Inc.*	2,827	168,885
Covance, Inc.*	6,345	499,352
Illumina, Inc.*	15,791	2,588,461
Mettler-Toledo International, Inc.*	3,647	934,106
PerkinElmer, Inc.	2,600	113,360
Quintiles Transnational Holdings, Inc.*	3,200	178,496
Techne Corp.	2,254	210,862
Thermo Fisher Scientific, Inc.	19,700	2,397,490
Waters Corp.*	10,442	1,035,011

		8,709,137

Pharmaceuticals (3.7%)
AbbVie, Inc.	195,106	11,269,323
Actavis plc*	31,176	7,522,145
Allergan, Inc.	36,544	6,511,775
Bristol-Myers Squibb Co.	72,600	3,715,668
Endo International plc*	18,700	1,277,958
Jazz Pharmaceuticals plc*	7,300	1,172,088
Johnson & Johnson	54,514	5,810,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Mallinckrodt plc*	10,027	$903,934
Merck & Co., Inc.	50,200	2,975,856
Mylan, Inc.*	45,823	2,084,488
Perrigo Co. plc	3,684	553,300
Salix Pharmaceuticals Ltd.*	7,800	1,218,672
Zoetis, Inc.	61,450	2,270,578

		47,286,432

Total Health Care		171,114,739

Industrials (11.8%)
Aerospace & Defense (2.9%)
B/E Aerospace, Inc.*	12,900	1,082,826
Boeing Co.	89,471	11,396,816
Hexcel Corp.*	12,000	476,400
Honeywell International, Inc.	96,091	8,947,994
Huntington Ingalls Industries, Inc.	5,100	531,471
Lockheed Martin Corp.	33,231	6,073,962
Precision Castparts Corp.	17,827	4,222,860
Rockwell Collins, Inc.	14,670	1,151,595
Spirit AeroSystems Holdings, Inc., Class A*	13,747	523,211
TransDigm Group, Inc.	6,553	1,207,914
Triumph Group, Inc.	1,500	97,575
United Technologies Corp.	12,582	1,328,659

		37,041,283

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	18,158	1,204,239
Expeditors International of Washington, Inc.	24,176	981,062
FedEx Corp.	15,600	2,518,620
United Parcel Service, Inc., Class B	86,859	8,537,371

		13,241,292

Airlines (0.8%)
Alaska Air Group, Inc.	15,400	670,516
American Airlines Group, Inc.	88,312	3,133,310
Copa Holdings S.A , Class A	3,198	343,113
Delta Air Lines, Inc.	5,389	194,812
Southwest Airlines Co.	75,545	2,551,155
Spirit Airlines, Inc.*	8,900	615,346
United Continental Holdings, Inc.*	45,787	2,142,374

		9,650,626

Building Products (0.2%)
A.O. Smith Corp.	4,200	198,576
Allegion plc	11,766	560,532
Armstrong World Industries, Inc.*	5,531	309,736
Fortune Brands Home & Security, Inc.	8,500	349,435
Lennox International, Inc.	6,068	466,447
Masco Corp.	43,675	1,044,706
USG Corp.*	11,400	313,386

		3,242,818

Commercial Services & Supplies (0.5%)
Cintas Corp.	9,900	698,841
Clean Harbors, Inc.*	5,500	296,560
Copart, Inc.*	13,754	430,706
Covanta Holding Corp.	5,400	114,588
Iron Mountain, Inc. (REIT)	18,722	611,273
KAR Auction Services, Inc.	6,800	194,684
Pitney Bowes, Inc.	11,300	282,387
R.R. Donnelley & Sons Co.	2,400	39,504
Rollins, Inc.	7,700	225,456
Stericycle, Inc.*	10,371	1,208,844
Tyco International Ltd.	50,400	2,246,328
Waste Connections, Inc.	9,244	448,519
Waste Management, Inc.	5,800	275,674

		7,073,364

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	12,100	699,985
Fluor Corp.	11,879	793,398
Foster Wheeler AG	12,200	385,764
Quanta Services, Inc.*	6,300	228,627

		2,107,774

Electrical Equipment (0.7%)
Acuity Brands, Inc.	5,300	623,863
AMETEK, Inc.	30,023	1,507,455
Emerson Electric Co.	64,271	4,022,079
Hubbell, Inc., Class B	1,200	144,636
Rockwell Automation, Inc.	17,012	1,869,279
SolarCity Corp.*	5,200	309,920

		8,477,232

Industrial Conglomerates (1.1%)
3M Co.	80,296	11,376,338
Danaher Corp.	17,538	1,332,537
Roper Industries, Inc.	5,573	815,274

		13,524,149

Machinery (2.0%)
Allison Transmission Holdings, Inc.	16,500	470,085
Caterpillar, Inc.	16,295	1,613,694
Colfax Corp.*	11,700	666,549
Crane Co.	2,200	139,062
Cummins, Inc.	22,586	2,980,900
Deere & Co.	9,847	807,355
Donaldson Co., Inc.	15,980	649,267
Dover Corp.	15,100	1,212,983
Flowserve Corp.	16,869	1,189,602
Graco, Inc.	7,416	541,220
IDEX Corp.	9,176	664,067
Illinois Tool Works, Inc.	41,900	3,537,198
Ingersoll-Rand plc	2,800	157,808
ITT Corp.	2,500	112,350
Lincoln Electric Holdings, Inc.	3,400	235,059
Manitowoc Co., Inc.	16,500	386,925
Middleby Corp.*	7,000	616,910
Navistar International Corp.*	1,000	32,910
Nordson Corp.	7,900	600,953
PACCAR, Inc.	39,891	2,268,801
Pall Corp.	13,468	1,127,272
Parker-Hannifin Corp.	9,800	1,118,670
Pentair plc	1,600	104,784
Snap-on, Inc.	1,000	121,080
Stanley Black & Decker, Inc.	2,100	186,459
Timken Co.	645	27,342
Toro Co.	6,926	410,227
Trinity Industries, Inc.	14,500	677,440
Valmont Industries, Inc.	268	36,161
WABCO Holdings, Inc.*	6,947	631,830
Wabtec Corp.	11,834	959,027
Xylem, Inc.	16,300	578,487

		24,862,477

Marine (0.1%)
Kirby Corp.*	6,988	823,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.4%)
Dun & Bradstreet Corp.	1,640	$192,651
Equifax, Inc.	8,000	597,920
IHS, Inc., Class A*	8,417	1,053,724
Nielsen N.V.	25,791	1,143,315
Robert Half International, Inc.	16,805	823,445
Verisk Analytics, Inc., Class A*	20,391	1,241,608

		5,052,663

Road & Rail (1.5%)
AMERCO	500	130,945
Avis Budget Group, Inc.*	12,900	708,081
Genesee & Wyoming, Inc., Class A*	3,000	285,930
Hertz Global Holdings, Inc.*	54,900	1,393,911
J.B. Hunt Transport Services, Inc.	11,270	834,543
Kansas City Southern	10,469	1,268,843
Landstar System, Inc.	5,466	394,591
Norfolk Southern Corp.	8,100	903,960
Old Dominion Freight Line, Inc.*	7,700	543,928
Union Pacific Corp.	111,148	12,050,666

		18,515,398

Trading Companies & Distributors (0.4%)
Air Lease Corp.	800	26,000
Fastenal Co.	36,408	1,634,719
HD Supply Holdings, Inc.*	13,001	354,407
MRC Global, Inc.*	5,600	130,592
MSC Industrial Direct Co., Inc., Class A	5,777	493,703
NOW, Inc.*	1,100	33,451
United Rentals, Inc.*	11,900	1,322,090
Veritiv Corp.*	154	7,709
W.W. Grainger, Inc.	7,146	1,798,291

		5,800,962

Total Industrials		149,413,574

Information Technology (28.2%)
Communications Equipment (1.5%)
ARRIS Group, Inc.*	15,400	436,667
CommScope Holding Co., Inc.*	7,605	181,835
EchoStar Corp., Class A*	1,300	63,388
F5 Networks, Inc.*	9,340	1,109,032
Harris Corp.	2,639	175,230
Juniper Networks, Inc.	12,600	279,090
Motorola Solutions, Inc.	6,200	392,336
Palo Alto Networks, Inc.*	6,366	624,505
QUALCOMM, Inc.	207,139	15,487,783
Riverbed Technology, Inc.*	19,700	365,336

		19,115,202

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	19,332	1,930,493
Avnet, Inc.	3,400	141,100
CDW Corp.	10,574	328,323
Corning, Inc.	37,200	719,448
FLIR Systems, Inc.	12,106	379,402
IPG Photonics Corp.*	4,100	281,998
National Instruments Corp.	12,170	376,418
Trimble Navigation Ltd.*	31,968	975,024
Zebra Technologies Corp., Class A*	6,207	440,511

		5,572,717

Internet Software & Services (6.4%)
Akamai Technologies, Inc.*	21,823	1,305,015
CoStar Group, Inc.*	4,000	622,160
eBay, Inc.*	155,476	8,804,606
Equinix, Inc.*	6,221	1,321,838
Facebook, Inc., Class A*	242,300	19,151,392
Google, Inc., Class A*	34,492	20,295,438
Google, Inc., Class C*	34,892	20,145,245
IAC/InterActiveCorp	3,700	243,830
LinkedIn Corp., Class A*	12,800	2,659,712
Pandora Media, Inc.*	25,183	608,421
Rackspace Hosting, Inc.*	14,300	465,465
Twitter, Inc.*	58,743	3,029,964
VeriSign, Inc.*	14,741	812,524
Yelp, Inc.*	6,200	423,150
Zillow, Inc., Class A*	3,800	440,762

		80,329,522

IT Services (5.7%)
Accenture plc, Class A	77,600	6,310,432
Alliance Data Systems Corp.*	6,640	1,648,513
Automatic Data Processing, Inc.	59,200	4,918,336
Booz Allen Hamilton Holding Corp.	8,500	198,900
Broadridge Financial Solutions, Inc.	14,787	615,583
Cognizant Technology Solutions Corp., Class A*	74,614	3,340,469
Computer Sciences Corp.	1,100	67,265
DST Systems, Inc.	2,989	250,837
Fidelity National Information Services, Inc.	4,400	247,720
Fiserv, Inc.*	30,558	1,975,116
FleetCor Technologies, Inc.*	10,224	1,453,035
Gartner, Inc.*	11,100	815,517
Genpact Ltd.*	2,154	35,153
Global Payments, Inc.	8,756	611,869
International Business Machines Corp.	116,116	22,042,300
Jack Henry & Associates, Inc.	10,400	578,864
MasterCard, Inc., Class A	123,420	9,123,206
Paychex, Inc.	35,580	1,572,636
Sabre Corp.	5,500	98,533
Teradata Corp.*	15,251	639,322
Total System Services, Inc.	15,900	492,264
Vantiv, Inc., Class A*	15,200	469,680
VeriFone Systems, Inc.*	13,600	467,568
Visa, Inc., Class A	61,527	13,128,016
Western Union Co.	66,055	1,059,522

		72,160,656

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	75,723	258,215
Altera Corp.	14,356	513,658
Analog Devices, Inc.	17,499	866,025
Applied Materials, Inc.	99,800	2,156,678
Atmel Corp.*	51,600	416,928
Avago Technologies Ltd.	30,700	2,670,900
Cree, Inc.*	8,200	335,790
Freescale Semiconductor Ltd.*	11,900	232,407
Intel Corp.	51,900	1,807,158
KLA-Tencor Corp.	18,600	1,465,308
Lam Research Corp.	5,298	395,761
Linear Technology Corp.	29,015	1,287,976
Maxim Integrated Products, Inc.	31,778	960,967
Microchip Technology, Inc.	24,517	1,157,938
Micron Technology, Inc.*	115,200	3,946,752
NVIDIA Corp.	11,200	206,640
ON Semiconductor Corp.*	27,700	247,638
Skyworks Solutions, Inc.	23,200	1,346,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SunEdison, Inc.*	10,500	$198,240
SunPower Corp.*	500	16,940
Teradyne, Inc.	2,600	50,414
Texas Instruments, Inc.	132,431	6,315,634
Xilinx, Inc.	32,863	1,391,748

		28,246,475

Software (5.8%)
Activision Blizzard, Inc.	40,100	833,679
Adobe Systems, Inc.*	61,034	4,222,942
ANSYS, Inc.*	2,612	197,650
Autodesk, Inc.*	21,980	1,211,098
Cadence Design Systems, Inc.*	35,500	610,955
Citrix Systems, Inc.*	18,229	1,300,457
Concur Technologies, Inc.*	5,900	748,238
Electronic Arts, Inc.*	29,500	1,050,495
FactSet Research Systems, Inc.	5,169	628,189
FireEye, Inc.*	8,495	259,607
Fortinet, Inc.*	16,800	424,452
Informatica Corp.*	12,100	414,304
Intuit, Inc.	34,829	3,052,762
Microsoft Corp.#	655,849	30,405,160
NetSuite, Inc.*	5,100	456,654
Oracle Corp.	403,032	15,428,065
PTC, Inc.*	14,500	535,050
Red Hat, Inc.*	23,251	1,305,544
Salesforce.com, Inc.*	75,284	4,331,089
ServiceNow, Inc.*	17,689	1,039,759
SolarWinds, Inc.*	8,000	336,400
Solera Holdings, Inc.	8,400	473,424
Splunk, Inc.*	14,500	802,720
Tableau Software, Inc., Class A*	4,700	341,455
TIBCO Software, Inc.*	19,900	470,237
VMware, Inc., Class A*	10,766	1,010,281
Workday, Inc., Class A*	11,460	945,450

		72,836,116

Technology Hardware, Storage & Peripherals (6.2%)
3D Systems Corp.*	13,500	625,995
Apple, Inc.	740,003	74,555,302
Diebold, Inc.	7,900	279,028
EMC Corp.	24,852	727,170
NCR Corp.*	1,912	63,880
NetApp, Inc.	14,626	628,333
SanDisk Corp.	13,200	1,292,940
Stratasys Ltd.*	3,500	422,730

		78,595,378

Total Information Technology		356,856,066

Materials (4.2%)
Chemicals (3.6%)
Airgas, Inc.	9,100	1,006,915
Albemarle Corp.	3,982	234,540
Cabot Corp.	500	25,385
Celanese Corp.	1,592	93,164
Cytec Industries, Inc.	1,000	47,290
Dow Chemical Co.	23,600	1,237,584
E.I. du Pont de Nemours & Co.	106,421	7,636,771
Eastman Chemical Co.	16,788	1,357,981
Ecolab, Inc.	32,741	3,759,649
FMC Corp.	16,358	935,514
Huntsman Corp.	17,300	449,627
International Flavors & Fragrances, Inc.	9,966	955,540
LyondellBasell Industries N.V., Class A	54,100	5,878,506
Monsanto Co.	64,368	7,242,044
NewMarket Corp.	1,100	419,122
Platform Specialty Products Corp.*	10,400	260,208
PPG Industries, Inc.	17,000	3,344,580
Praxair, Inc.	35,968	4,639,872
Rayonier Advanced Materials, Inc.	598	19,680
Rockwood Holdings, Inc.	600	45,870
RPM International, Inc.	15,100	691,278
Scotts Miracle-Gro Co., Class A	5,493	302,115
Sherwin-Williams Co.	10,571	2,314,943
Sigma-Aldrich Corp.	6,724	914,531
Valspar Corp.	10,400	821,496
W.R. Grace & Co.*	8,100	736,614
Westlake Chemical Corp.	4,300	372,337

		45,743,156

Construction Materials (0.1%)
Eagle Materials, Inc.	6,100	621,163
Martin Marietta Materials, Inc.	7,636	984,586

		1,605,749

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,800	109,260
Avery Dennison Corp.	4,000	178,600
Ball Corp.	17,124	1,083,435
Crown Holdings, Inc.*	17,003	756,974
Owens-Illinois, Inc.*	12,100	315,205
Packaging Corp. of America	12,100	772,222
Sealed Air Corp.	26,400	920,832
Silgan Holdings, Inc.	5,300	249,100

		4,385,628

Metals & Mining (0.1%)
Carpenter Technology Corp.	400	18,060
Compass Minerals International, Inc.	4,119	347,149
Southern Copper Corp.	17,829	528,630
Tahoe Resources, Inc.*	1,600	32,480
TimkenSteel Corp.	322	14,970

		941,289

Paper & Forest Products (0.0%)
International Paper Co.	8,200	391,468

Total Materials		53,067,290

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.2%)
CenturyLink, Inc.	4,200	171,738
Level 3 Communications, Inc.*	20,614	942,678
tw telecom, Inc.*	16,857	701,420
Verizon Communications, Inc.	508,200	25,404,918
Windstream Holdings, Inc.	69,180	745,761

		27,966,515

Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	15,818	1,754,216

Total Telecommunication Services		29,720,731

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	18,199	648,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	7,300	$158,410

Multi-Utilities (0.0%)
Dominion Resources, Inc.	4,300	297,087

Total Utilities		1,103,927

Total Investments (99.3%) (Cost $637,881,427)		1,255,512,549
Other Assets Less Liabilities (0.7%)		8,665,633

Net Assets (100%)		$1,264,178,182

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,001,440.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	73	December-14	$7,251,177	$7,174,075	$(77,102)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$228,436,141	$823,536	$—	$229,259,677
Consumer Staples	129,945,170	—	—	129,945,170
Energy	71,236,414	—	—	71,236,414
Financials	63,794,961	—	—	63,794,961
Health Care	171,114,739	—	—	171,114,739
Industrials	149,413,574	—	—	149,413,574
Information Technology	356,856,066	—	—	356,856,066
Materials	53,067,290	—	—	53,067,290
Telecommunication Services	29,720,731	—	—	29,720,731
Utilities	1,103,927	—	—	1,103,927

Total Assets	$1,254,689,013	$823,536	$—	$1,255,512,549

Liabilities:
Futures	$(77,102)	$—	$—	$(77,102)

Total Liabilities	$(77,102)	$—	$—	$(77,102)

Total	$1,254,611,911	$823,536	$—	$1,255,435,447

(a)	A security with a market value of $1,708,406 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$176,813,532
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$329,006,047

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$621,249,542
Aggregate gross unrealized depreciation	(5,563,203)

Net unrealized appreciation	$615,686,339

Federal income tax cost of investments	$639,826,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Auto Components (0.4%)
Gentex Corp.	3,100	$82,987
Johnson Controls, Inc.	28,486	1,253,384
Lear Corp.	940	81,225
TRW Automotive Holdings Corp.*	6,415	649,519
Visteon Corp.*	2,700	262,575

		2,329,690

Automobiles (1.1%)
Ford Motor Co.	225,900	3,341,061
General Motors Co.	93,300	2,980,002

		6,321,063

Distributors (0.0%)
Genuine Parts Co.	600	52,626

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	6,100	153,415
DeVry Education Group, Inc.	3,900	166,959
Graham Holdings Co., Class B	232	162,305
Service Corp. International	2,432	51,412

		534,091

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	24,788	995,734
Choice Hotels International, Inc.	2,247	116,844
Darden Restaurants, Inc.	7,700	396,242
Hyatt Hotels Corp., Class A*	2,425	146,761
International Game Technology	13,800	232,806
Marriott International, Inc., Class A	1,800	125,820
MGM Resorts International*	19,916	453,687
Royal Caribbean Cruises Ltd.	9,594	645,580
Starwood Hotels & Resorts Worldwide, Inc.	6,200	515,902
Wendy’s Co.	16,974	140,205

		3,769,581

Household Durables (0.6%)
D.R. Horton, Inc.	17,127	351,446
Garmin Ltd.	7,185	373,548
Jarden Corp.*	5,000	300,550
Leggett & Platt, Inc.	3,962	138,353
Lennar Corp., Class A	10,000	388,300
Mohawk Industries, Inc.*	3,527	475,510
Newell Rubbermaid, Inc.	6,335	217,987
PulteGroup, Inc.	22,100	390,286
Taylor Morrison Home Corp., Class A*	1,800	29,196
Toll Brothers, Inc.*	9,975	310,821
Whirlpool Corp.	4,116	599,496

		3,575,493

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	14,289	407,522

Leisure Products (0.1%)
Hasbro, Inc.	900	49,496
Mattel, Inc.	12,600	386,190

		435,686

Media (1.8%)
CBS Corp. (Non-Voting), Class B	2,888	154,508
Comcast Corp., Class A	12,700	683,006
DISH Network Corp., Class A*	3,200	206,656
DreamWorks Animation SKG, Inc., Class A*	4,400	119,988
Gannett Co., Inc.	13,173	390,843
John Wiley & Sons, Inc., Class A	2,800	157,108
Liberty Media Corp.*	16,558	779,065
Live Nation Entertainment, Inc.*	4,000	96,080
Madison Square Garden Co., Class A*	3,500	231,420
News Corp., Class A*	29,505	482,407
Regal Entertainment Group, Class A	3,252	64,650
Starz, Class A*	686	22,693
Thomson Reuters Corp.	20,743	755,252
Time Warner, Inc.	51,345	3,861,657
Twenty-First Century Fox, Inc., Class A	28,820	988,238
Walt Disney Co.	16,363	1,456,798

		10,450,369

Multiline Retail (0.6%)
Big Lots, Inc.	2,200	94,710
Dillard’s, Inc., Class A	500	54,490
Dollar General Corp.*	4,100	250,551
Family Dollar Stores, Inc.	300	23,172
J.C. Penney Co., Inc.*	18,959	190,348
Kohl’s Corp.	11,641	710,450
Macy’s, Inc.	4,890	284,500
Sears Holdings Corp.*	302	7,620
Target Corp.	33,000	2,068,440

		3,684,281

Specialty Retail (0.7%)
Aaron’s, Inc.	3,267	79,454
Abercrombie & Fitch Co., Class A	3,660	133,004
Ascena Retail Group, Inc.*	8,300	110,390
Bed Bath & Beyond, Inc.*	6,900	454,227
Best Buy Co., Inc.	12,000	403,080
Cabela’s, Inc.*	2,500	147,250
CarMax, Inc.*	3,800	176,510
Chico’s FAS, Inc.	4,800	70,896
CST Brands, Inc.	665	23,907
Dick’s Sporting Goods, Inc.	4,500	197,460
DSW, Inc., Class A	4,200	126,462
Foot Locker, Inc.	7,391	411,309
GameStop Corp., Class A	6,492	267,470
L Brands, Inc.	9,200	616,216
Murphy USA, Inc.*	1,446	76,725
Penske Automotive Group, Inc.	1,300	52,767
Sally Beauty Holdings, Inc.*	2,300	62,951
Signet Jewelers Ltd.	1,371	156,171
Staples, Inc.	38,200	462,220
Urban Outfitters, Inc.*	1,700	62,390

		4,090,859

Textiles, Apparel & Luxury Goods (0.0%)
PVH Corp.	500	60,575
Ralph Lauren Corp.	800	131,784

		192,359

Total Consumer Discretionary		35,843,620

Consumer Staples (6.9%)
Beverages (0.1%)
Constellation Brands, Inc., Class A*	750	65,370
Molson Coors Brewing Co., Class B	8,049	599,168

		664,538

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	1,400	175,448
CVS Health Corp.	58,275	4,638,107
Rite Aid Corp.*	18,100	87,604
Safeway, Inc.	13,684	469,361
Sysco Corp.	21,300	808,335
Walgreen Co.	13,798	817,808
Wal-Mart Stores, Inc.	83,382	6,376,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Whole Foods Market, Inc.	12,300	$468,753

		13,841,638

Food Products (1.5%)
Archer-Daniels-Midland Co.	34,416	1,758,658
Bunge Ltd.	8,511	716,881
Campbell Soup Co.	3,434	146,735
ConAgra Foods, Inc.	24,535	810,636
Hain Celestial Group, Inc.*	200	20,470
Ingredion, Inc.	3,529	267,463
J.M. Smucker Co.	6,019	595,821
Kellogg Co.	1,415	87,164
Mondelez International, Inc., Class A	98,462	3,373,800
Pilgrim’s Pride Corp.*	3,100	94,736
Pinnacle Foods, Inc.	3,000	97,950
Tyson Foods, Inc., Class A	15,824	622,991

		8,593,305

Household Products (2.3%)
Clorox Co.	1,404	134,840
Colgate-Palmolive Co.	5,700	371,754
Energizer Holdings, Inc.	3,594	442,817
Kimberly-Clark Corp.	3,805	409,304
Procter & Gamble Co.	148,671	12,449,709

		13,808,424

Personal Products (0.0%)
Avon Products, Inc.	14,400	181,440
Coty, Inc., Class A	1,000	16,550

		197,990

Tobacco (0.6%)
Altria Group, Inc.	6,000	275,640
Philip Morris International, Inc.	37,800	3,152,520
Reynolds American, Inc.	4,396	259,364

		3,687,524

Total Consumer Staples		40,793,419

Energy (12.7%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	3,377	147,541
Baker Hughes, Inc.	23,249	1,512,580
Cameron International Corp.*	4,408	292,603
Diamond Offshore Drilling, Inc.	3,725	127,656
Frank’s International N.V.	1,000	18,700
Helmerich & Payne, Inc.	1,756	171,860
Nabors Industries Ltd.	16,253	369,918
National Oilwell Varco, Inc.	22,949	1,746,419
Oil States International, Inc.*	2,650	164,035
Patterson-UTI Energy, Inc.	3,957	128,721
Rowan Cos., plc, Class A	6,728	170,286
Seadrill Ltd.	14,500	388,020
Seventy Seven Energy, Inc.*	1,621	38,482
Superior Energy Services, Inc.	9,000	295,830
Tidewater, Inc.	3,139	122,515
Unit Corp.*	2,577	151,141

		5,846,307

Oil, Gas & Consumable Fuels (11.7%)
Anadarko Petroleum Corp.	27,286	2,767,892
Apache Corp.	22,458	2,108,132
Chesapeake Energy Corp.	23,997	551,691
Chevron Corp.	110,907	13,233,423
Cimarex Energy Co.	4,500	569,385
Cobalt International Energy, Inc.*	1,146	15,586
ConocoPhillips Co.	71,370	5,461,232
CONSOL Energy, Inc.	13,400	507,324
CVR Energy, Inc.	500	22,365
Denbury Resources, Inc.	20,184	303,366
Devon Energy Corp.	23,835	1,625,070
Energen Corp.	4,440	320,746
EP Energy Corp., Class A*	1,900	33,212
EQT Corp.	705	64,536
Exxon Mobil Corp.	250,199	23,531,216
Golar LNG Ltd.	2,900	192,560
Gulfport Energy Corp.*	700	37,380
Hess Corp.	16,118	1,520,250
HollyFrontier Corp.	9,500	414,960
Kinder Morgan, Inc.	27,700	1,062,018
Marathon Oil Corp.	39,548	1,486,609
Marathon Petroleum Corp.	3,574	302,611
Murphy Oil Corp.	10,487	596,815
Newfield Exploration Co.*	8,370	310,276
Noble Energy, Inc.	6,158	420,961
Occidental Petroleum Corp.	45,710	4,395,016
ONEOK, Inc.	5,500	360,525
PBF Energy, Inc., Class A	3,300	79,200
Peabody Energy Corp.	16,700	206,746
Phillips 66	19,335	1,572,129
QEP Resources, Inc.	9,154	281,760
Rice Energy, Inc.*	200	5,320
SandRidge Energy, Inc.*	29,600	126,984
Spectra Energy Corp.	39,207	1,539,267
Teekay Corp.	1,333	88,458
Tesoro Corp.	4,152	253,189
Ultra Petroleum Corp.*	6,000	139,560
Valero Energy Corp.	23,686	1,095,951
Whiting Petroleum Corp.*	6,400	496,320
World Fuel Services Corp.	3,000	119,760
WPX Energy, Inc.*	11,901	286,338

		68,506,139

Total Energy		74,352,446

Financials (28.7%)
Banks (11.2%)
Associated Banc-Corp.	9,702	169,009
Bank of America Corp.	612,672	10,446,058
Bank of Hawaii Corp.	2,524	143,388
BankUnited, Inc.	5,700	173,793
BB&T Corp.	41,933	1,560,327
BOK Financial Corp.	1,396	92,806
CIT Group, Inc.	11,512	529,092
Citigroup, Inc.	177,042	9,174,316
City National Corp./California	2,687	203,325
Comerica, Inc.	10,305	513,807
Commerce Bancshares, Inc./Missouri	5,179	231,216
Cullen/Frost Bankers, Inc.	3,147	240,777
East West Bancorp, Inc.	8,134	276,556
Fifth Third Bancorp	49,888	998,758
First Horizon National Corp.	12,884	158,216
First Niagara Financial Group, Inc.	22,058	183,743
First Republic Bank/California	8,000	395,040
Fulton Financial Corp.	11,995	132,905
Huntington Bancshares, Inc./Ohio	48,925	476,040
JPMorgan Chase & Co.	220,504	13,283,161
KeyCorp	52,112	694,653
M&T Bank Corp.	7,744	954,758
PacWest Bancorp	5,700	235,011
PNC Financial Services Group, Inc.	31,089	2,660,597
Popular, Inc.*	6,232	183,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	80,268	$805,891
Signature Bank/New York*	200	22,412
SunTrust Banks, Inc./Georgia	30,674	1,166,532
SVB Financial Group*	2,800	313,852
Synovus Financial Corp.	7,791	184,179
TCF Financial Corp.	9,749	151,402
U.S. Bancorp/Minnesota	99,850	4,176,725
Wells Fargo & Co.	278,234	14,431,998
Zions Bancorp	11,568	336,166

		65,699,948

Capital Markets (3.3%)
Ameriprise Financial, Inc.	7,210	889,570
Bank of New York Mellon Corp.	66,399	2,571,633
BlackRock, Inc.	4,564	1,498,453
Charles Schwab Corp.	54,800	1,610,572
E*TRADE Financial Corp.*	16,822	380,009
Federated Investors, Inc., Class B	1,607	47,182
Franklin Resources, Inc.	4,100	223,901
Goldman Sachs Group, Inc.	26,027	4,777,776
Invesco Ltd.	21,531	850,044
Legg Mason, Inc.	3,526	180,390
Morgan Stanley	89,267	3,085,960
Northern Trust Corp.	13,881	944,324
NorthStar Asset Management Group, Inc.*	8,050	148,281
Raymond James Financial, Inc.	7,292	390,705
SEI Investments Co.	700	25,312
State Street Corp.	25,128	1,849,672
TD Ameritrade Holding Corp.	1,900	63,403

		19,537,187

Consumer Finance (0.9%)
Ally Financial, Inc.*	1,600	37,024
Capital One Financial Corp.	33,330	2,720,395
Discover Financial Services	27,219	1,752,631
Navient Corp.	25,289	447,868
Santander Consumer USA Holdings, Inc.	4,600	81,926
SLM Corp.	15,589	133,442

		5,173,286

Diversified Financial Services (3.1%)
Berkshire Hathaway, Inc., Class B*	106,598	14,725,448
CME Group, Inc./Illinois	18,600	1,487,163
Interactive Brokers Group, Inc., Class A	3,619	90,294
Intercontinental Exchange, Inc.	3,917	764,011
Leucadia National Corp.	18,313	436,582
MSCI, Inc.*	4,200	197,484
NASDAQ OMX Group, Inc.	7,174	304,321
Voya Financial, Inc.	8,400	328,440

		18,333,743

Insurance (5.6%)
ACE Ltd.	19,658	2,061,534
Aflac, Inc.	26,515	1,544,499
Alleghany Corp.*	980	409,787
Allied World Assurance Co. Holdings AG	5,463	201,257
Allstate Corp.	25,088	1,539,650
American Financial Group, Inc./Ohio	3,791	219,461
American International Group, Inc.	84,106	4,543,406
American National Insurance Co.	482	54,177
Aon plc	4,107	360,061
Arch Capital Group Ltd.*	8,101	443,287
Arthur J. Gallagher & Co.	500	22,680
Aspen Insurance Holdings Ltd.	4,101	175,400
Assurant, Inc.	4,061	261,122
Assured Guaranty Ltd.	9,554	211,717
Axis Capital Holdings Ltd.	6,006	284,264
Brown & Brown, Inc.	6,385	205,278
Chubb Corp.	14,306	1,302,990
Cincinnati Financial Corp.	9,756	459,020
CNA Financial Corp.	1,660	63,130
Endurance Specialty Holdings Ltd.	2,504	138,171
Everest Reinsurance Group Ltd.	2,712	439,371
FNF Group	15,638	433,798
FNFV Group*	4,978	68,497
Genworth Financial, Inc., Class A*	29,634	388,205
Hanover Insurance Group, Inc.	2,459	151,032
Hartford Financial Services Group, Inc.	25,899	964,738
HCC Insurance Holdings, Inc.	6,058	292,541
Lincoln National Corp.	15,214	815,166
Loews Corp.	18,985	790,915
Markel Corp.*	795	505,739
Marsh & McLennan Cos., Inc.	10,643	557,055
MBIA, Inc.*	7,145	65,591
Mercury General Corp.	1,274	62,184
MetLife, Inc.	54,430	2,923,980
Old Republic International Corp.	15,384	219,683
PartnerReinsurance Ltd.	2,893	317,912
Principal Financial Group, Inc.	17,084	896,397
ProAssurance Corp.	3,400	149,838
Progressive Corp.	34,985	884,421
Protective Life Corp.	4,643	322,271
Prudential Financial, Inc.	26,811	2,357,759
Reinsurance Group of America, Inc.	2,803	224,604
RenaissanceReinsurance Holdings Ltd.	2,251	225,077
StanCorp Financial Group, Inc.	2,368	149,610
Torchmark Corp.	7,662	401,259
Travelers Cos., Inc.	20,275	1,904,633
Unum Group	14,789	508,446
Validus Holdings Ltd.	5,927	231,983
W. R. Berkley Corp.	6,064	289,859
White Mountains Insurance Group Ltd.	396	249,508
XL Group plc	15,745	522,262

		32,815,225

Real Estate Investment Trusts (REITs) (4.3%)
Alexandria Real Estate Equities, Inc. (REIT)	4,042	298,098
American Campus Communities, Inc. (REIT)	6,600	240,570
American Capital Agency Corp. (REIT)	20,700	439,875
American Homes 4 Rent (REIT), Class A	8,700	146,943
American Realty Capital Properties, Inc. (REIT)	53,600	646,416
Annaly Capital Management, Inc. (REIT)	54,895	586,279
Apartment Investment & Management Co. (REIT), Class A	3,364	107,042
AvalonBay Communities, Inc. (REIT)	7,557	1,065,310
BioMed Realty Trust, Inc. (REIT)	10,600	214,120
Boston Properties, Inc. (REIT)	7,929	917,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Brandywine Realty Trust (REIT)	10,153	$142,853
Brixmor Property Group, Inc. (REIT)	3,300	73,458
Camden Property Trust (REIT)	4,788	328,122
CBL & Associates Properties, Inc. (REIT)	9,300	166,470
CBS Outdoor Americas, Inc. (REIT)	6,269	187,694
Chimera Investment Corp. (REIT)	63,294	192,414
Columbia Property Trust, Inc. (REIT)	5,900	140,833
Corporate Office Properties Trust/Maryland (REIT)	5,267	135,467
Corrections Corp. of America (REIT)	6,534	224,508
DDR Corp. (REIT)	17,412	291,303
Digital Realty Trust, Inc. (REIT)	8,000	499,040
Douglas Emmett, Inc. (REIT)	8,149	209,185
Duke Realty Corp. (REIT)	19,802	340,198
Equity Commonwealth (REIT)	7,917	203,546
Equity Lifestyle Properties, Inc. (REIT)	1,200	50,832
Equity Residential (REIT)	21,109	1,299,892
Essex Property Trust, Inc. (REIT)	3,680	657,800
Federal Realty Investment Trust (REIT)	1,288	152,576
Gaming and Leisure Properties, Inc. (REIT)	4,946	152,831
General Growth Properties, Inc. (REIT)	33,059	778,539
HCP, Inc. (REIT)	26,891	1,067,842
Health Care REIT, Inc. (REIT)	8,570	534,511
Healthcare Trust of America, Inc. (REIT), Class A	11,700	135,720
Home Properties, Inc. (REIT)	3,500	203,840
Hospitality Properties Trust (REIT)	9,091	244,093
Host Hotels & Resorts, Inc. (REIT)	44,390	946,839
Kilroy Realty Corp. (REIT)	4,800	285,312
Kimco Realty Corp. (REIT)	24,233	530,945
Liberty Property Trust (REIT)	8,722	290,094
Macerich Co. (REIT)	8,270	527,874
MFA Financial, Inc. (REIT)	22,100	171,938
Mid-America Apartment Communities, Inc. (REIT)	4,200	275,730
National Retail Properties, Inc. (REIT)	7,500	259,275
NorthStar Realty Finance Corp. (REIT)	9,750	172,283
Omega Healthcare Investors, Inc. (REIT)	4,700	160,693
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,330	146,941
Plum Creek Timber Co., Inc. (REIT)	5,100	198,951
Post Properties, Inc. (REIT)	3,400	174,556
Prologis, Inc. (REIT)	29,286	1,104,082
Public Storage (REIT)	800	132,672
Rayonier, Inc. (REIT)	6,200	193,068
Realty Income Corp. (REIT)	12,626	515,015
Regency Centers Corp. (REIT)	5,125	275,879
Retail Properties of America, Inc. (REIT), Class A	13,200	193,116
Senior Housing Properties Trust (REIT)	11,279	235,957
Simon Property Group, Inc. (REIT)	4,584	753,701
SL Green Realty Corp. (REIT)	5,570	564,352
Spirit Realty Capital, Inc. (REIT)	22,300	244,631
Tanger Factory Outlet Centers, Inc. (REIT)	1,900	62,168
Taubman Centers, Inc. (REIT)	201	14,673
Two Harbors Investment Corp. (REIT)	20,600	199,202
UDR, Inc. (REIT)	15,012	409,077
Ventas, Inc. (REIT)	9,236	572,170
Vornado Realty Trust (REIT)	8,556	855,258
Washington Prime Group, Inc. (REIT)	8,642	151,062
Weingarten Realty Investors (REIT)	7,702	242,613
Weyerhaeuser Co. (REIT)	27,691	882,235
WP Carey, Inc. (REIT)	5,600	357,112

		25,175,555

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	9,860	192,862
Howard Hughes Corp.*	1,147	172,050
Jones Lang LaSalle, Inc.	1,800	227,412
Realogy Holdings Corp.*	4,600	171,120

		763,444

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	31,244	303,692
New York Community Bancorp, Inc.	26,695	423,649
People’s United Financial, Inc.	18,110	262,052
TFS Financial Corp.	4,043	57,896

		1,047,289

Total Financials		168,545,677

Health Care (13.3%)
Biotechnology (0.1%)
Alkermes plc*	1,200	51,444
Alnylam Pharmaceuticals, Inc.*	600	46,860
Amgen, Inc.	2,200	309,012
Cubist Pharmaceuticals, Inc.*	200	13,268
Myriad Genetics, Inc.*	500	19,285

		439,869

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	87,334	3,632,221
Alere, Inc.*	4,576	177,457
Boston Scientific Corp.*	69,645	822,508
CareFusion Corp.*	12,052	545,353
Cooper Cos., Inc.	726	113,075
Covidien plc	26,300	2,275,213
DENTSPLY International, Inc.	5,800	264,480
Hill-Rom Holdings, Inc.	3,805	157,641
Hologic, Inc.*	9,128	222,084
Intuitive Surgical, Inc.*	200	92,364
Medtronic, Inc.	58,143	3,601,959
Sirona Dental Systems, Inc.*	1,200	92,016
St. Jude Medical, Inc.	5,800	348,754
Stryker Corp.	7,900	637,925
Teleflex, Inc.	2,372	249,155
Zimmer Holdings, Inc.	8,959	900,827

		14,133,032

Health Care Providers & Services (2.9%)
Aetna, Inc.	14,597	1,182,357
Cardinal Health, Inc.	18,178	1,361,896
Cigna Corp.	14,523	1,317,091
Community Health Systems, Inc.*	6,481	355,094
DaVita HealthCare Partners, Inc.*	6,900	504,666
Express Scripts Holding Co.*	6,000	423,780
HCA Holdings, Inc.*	17,200	1,212,944
Health Net, Inc.*	5,141	237,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Humana, Inc.	8,932	$1,163,750
Laboratory Corp. of America Holdings*	2,900	295,075
LifePoint Hospitals, Inc.*	2,733	189,096
MEDNAX, Inc.*	1,800	98,676
Omnicare, Inc.	5,823	362,540
Patterson Cos., Inc.	4,400	182,292
Quest Diagnostics, Inc.	8,610	522,455
UnitedHealth Group, Inc.	56,992	4,915,560
Universal Health Services, Inc., Class B	4,000	418,000
VCA, Inc.*	5,100	200,583
WellPoint, Inc.	16,326	1,952,916

		16,895,823

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,300	84,514

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	16,600	945,868
Bio-Rad Laboratories, Inc., Class A*	1,110	125,874
Charles River Laboratories International, Inc.*	1,400	83,636
Covance, Inc.*	300	23,610
PerkinElmer, Inc.	5,115	223,014
QIAGEN N.V.*	13,200	300,564
Quintiles Transnational Holdings, Inc.*	1,700	94,826
Techne Corp.	1,000	93,550
Thermo Fisher Scientific, Inc.	13,795	1,678,851

		3,569,793

Pharmaceuticals (7.3%)
Bristol-Myers Squibb Co.	61,974	3,171,830
Eli Lilly & Co.	57,245	3,712,338
Hospira, Inc.*	9,900	515,097
Johnson & Johnson	139,002	14,816,223
Mallinckrodt plc*	1,725	155,509
Merck & Co., Inc.	146,472	8,682,860
Perrigo Co. plc	6,000	901,140
Pfizer, Inc.	371,600	10,988,212

		42,943,209

Total Health Care		78,066,240

Industrials (10.0%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.	1,952	249,153
Exelis, Inc.	11,613	192,079
General Dynamics Corp.	17,703	2,249,874
Huntington Ingalls Industries, Inc.	400	41,684
L-3 Communications Holdings, Inc.	5,180	616,006
Northrop Grumman Corp.	12,477	1,643,969
Raytheon Co.	18,232	1,852,736
Rockwell Collins, Inc.	800	62,800
Spirit AeroSystems Holdings, Inc., Class A*	499	18,992
Textron, Inc.	16,239	584,442
Triumph Group, Inc.	2,300	149,615
United Technologies Corp.	47,300	4,994,880
Vectrus, Inc.*	645	12,600

		12,668,830

Air Freight & Logistics (0.3%)
FedEx Corp.	9,835	1,587,861

Airlines (0.3%)
Alaska Air Group, Inc.	600	26,124
Copa Holdings S.A., Class A	400	42,916
Delta Air Lines, Inc.	46,600	1,684,590
Southwest Airlines Co.	4,249	143,489

		1,897,119

Building Products (0.1%)
A.O. Smith Corp.	2,300	108,744
Fortune Brands Home & Security, Inc.	5,447	223,926
Owens Corning, Inc.	6,468	205,359

		538,029

Commercial Services & Supplies (0.5%)
ADT Corp.	10,362	367,437
Cintas Corp.	1,082	76,378
Clean Harbors, Inc.*	900	48,528
Covanta Holding Corp.	3,604	76,477
Iron Mountain, Inc.	837	27,328
KAR Auction Services, Inc.	4,662	133,473
Pitney Bowes, Inc.	5,884	147,041
R.R. Donnelley & Sons Co.	10,053	165,472
Republic Services, Inc.	15,732	613,863
Tyco International Ltd.	2,800	124,796
Waste Connections, Inc.	2,770	134,400
Waste Management, Inc.	24,049	1,143,049

		3,058,242

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,988	202,095
Fluor Corp.	3,900	260,481
Jacobs Engineering Group, Inc.*	7,878	384,604
KBR, Inc.	8,182	154,067
Quanta Services, Inc.*	9,264	336,191
URS Corp.	4,317	248,702

		1,586,140

Electrical Equipment (0.5%)
Babcock & Wilcox Co.	6,200	171,678
Eaton Corp. plc	27,774	1,760,038
Emerson Electric Co.	10,300	644,574
Hubbell, Inc., Class B	2,790	336,279
Regal-Beloit Corp.	2,452	157,541

		3,070,110

Industrial Conglomerates (3.0%)
Carlisle Cos., Inc.	3,729	299,737
Danaher Corp.	27,100	2,059,058
General Electric Co.	584,254	14,968,587
Roper Industries, Inc.	3,100	453,499

		17,780,881

Machinery (1.8%)
AGCO Corp.	5,321	241,893
Caterpillar, Inc.	28,600	2,832,258
Crane Co.	1,741	110,049
Deere & Co.	16,500	1,352,835
Donaldson Co., Inc.	600	24,378
Dover Corp.	2,823	226,772
IDEX Corp.	260	18,816
Ingersoll-Rand plc	14,431	813,331
ITT Corp.	4,000	179,760
Joy Global, Inc.	6,000	327,240
Kennametal, Inc.	4,808	198,618
Lincoln Electric Holdings, Inc.	3,000	207,405
Navistar International Corp.*	2,900	95,439
Oshkosh Corp.	4,800	211,920
PACCAR, Inc.	1,700	96,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	4,166	$475,549
Pentair plc	10,536	690,003
Snap-on, Inc.	3,090	374,137
SPX Corp.	2,659	249,760
Stanley Black & Decker, Inc.	8,168	725,237
Terex Corp.	6,468	205,488
Timken Co.	4,266	180,836
Trinity Industries, Inc.	2,006	93,720
Valmont Industries, Inc.	1,400	188,902
Xylem, Inc.	2,813	99,833

		10,220,866

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,300	152,711
Equifax, Inc.	3,200	239,168
Manpowergroup, Inc.	4,767	334,167
Nielsen N.V.	4,030	178,650
Towers Watson & Co., Class A	3,820	380,090

		1,284,786

Road & Rail (0.7%)
AMERCO	200	52,378
Con-way, Inc.	3,195	151,762
CSX Corp.	58,500	1,875,510
Genesee & Wyoming, Inc., Class A*	1,700	162,027
Kansas City Southern	1,400	169,680
Norfolk Southern Corp.	14,201	1,584,832
Ryder System, Inc.	3,209	288,714

		4,284,903

Trading Companies & Distributors (0.1%)
Air Lease Corp.	5,300	172,250
GATX Corp.	2,577	150,420
MRC Global, Inc.*	3,200	74,624
NOW, Inc.*	6,112	185,866
Veritiv Corp.*	391	19,573
WESCO International, Inc.*	2,592	202,850

		805,583

Total Industrials		58,783,350

Information Technology (9.2%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.	24,608	267,489
Cisco Systems, Inc.	298,500	7,513,245
EchoStar Corp., Class A*	2,059	100,397
Harris Corp.	5,100	338,640
JDS Uniphase Corp.*	12,900	165,120
Juniper Networks, Inc.	22,000	487,300
Motorola Solutions, Inc.	10,300	651,784

		9,523,975

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	5,795	320,753
Avnet, Inc.	6,158	255,557
AVX Corp.	1,997	26,520
Corning, Inc.	58,567	1,132,686
Dolby Laboratories, Inc., Class A*	2,700	112,833
FLIR Systems, Inc.	2,200	68,948
Ingram Micro, Inc., Class A*	8,779	226,586
Jabil Circuit, Inc.	11,418	230,301
Knowles Corp.*	4,761	126,166
Tech Data Corp.*	2,003	117,897
Vishay Intertechnology, Inc.	7,008	100,144

		2,718,391

Internet Software & Services (0.5%)
AOL, Inc.*	5,247	235,853
IAC/InterActiveCorp	2,400	158,160
Yahoo!, Inc.*	58,682	2,391,291

		2,785,304

IT Services (0.6%)
Amdocs Ltd.	9,371	429,941
Booz Allen Hamilton Holding Corp.	700	16,380
Computer Sciences Corp.	7,941	485,592
CoreLogic, Inc.*	5,035	136,297
DST Systems, Inc.	300	25,176
Fidelity National Information Services, Inc.	14,552	819,278
Genpact Ltd.*	8,000	130,560
Leidos Holdings, Inc.	3,750	128,738
Paychex, Inc.	2,100	92,820
Teradata Corp.*	1,900	79,648
Total System Services, Inc.	1,856	57,462
Xerox Corp.	68,800	910,224

		3,312,116

Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.	11,400	407,892
Analog Devices, Inc.	10,000	494,900
Applied Materials, Inc.	24,000	518,640
Broadcom Corp., Class A	31,200	1,261,104
Cree, Inc.*	3,100	126,945
First Solar, Inc.*	4,600	302,726
Freescale Semiconductor Ltd.*	1,600	31,248
Intel Corp.	265,411	9,241,611
KLA-Tencor Corp.	856	67,436
Lam Research Corp.	7,020	524,394
Marvell Technology Group Ltd.	24,400	328,912
Maxim Integrated Products, Inc.	1,300	39,312
Micron Technology, Inc.*	7,329	251,091
NVIDIA Corp.	27,700	511,065
ON Semiconductor Corp.*	12,000	107,280
SunEdison, Inc.*	10,200	192,576
SunPower Corp.*	2,300	77,924
Teradyne, Inc.	11,100	215,229

		14,700,285

Software (1.9%)
Activision Blizzard, Inc.	9,398	195,384
ANSYS, Inc.*	4,000	302,680
Autodesk, Inc.*	2,900	159,790
CA, Inc.	18,158	507,335
Citrix Systems, Inc.*	900	64,206
Electronic Arts, Inc.*	4,900	174,489
FireEye, Inc.*	1,700	51,952
Informatica Corp.*	600	20,544
Microsoft Corp.	169,900	7,876,564
Nuance Communications, Inc.*	15,900	245,098
Rovi Corp.*	6,300	124,394
Symantec Corp.	40,600	954,506
Synopsys, Inc.*	9,286	368,608
Zynga, Inc., Class A*	45,700	123,390

		11,168,940

Technology Hardware, Storage & Peripherals (1.7%)
EMC Corp.	107,400	3,142,524
Hewlett-Packard Co.	110,200	3,908,794
Lexmark International, Inc., Class A	3,377	143,523
NCR Corp.*	8,500	283,985
NetApp, Inc.	12,500	537,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SanDisk Corp.	7,100	$695,445
Stratasys Ltd.*	1,300	157,014
Western Digital Corp.	13,048	1,269,831

		10,138,116

Total Information Technology		54,347,127

Materials (3.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	12,400	1,614,232
Albemarle Corp.	2,800	164,920
Ashland, Inc.	4,617	480,630
Cabot Corp.	3,535	179,472
Celanese Corp.	8,500	497,420
CF Industries Holdings, Inc.	3,079	859,718
Cytec Industries, Inc.	3,582	169,393
Dow Chemical Co.	58,910	3,089,240
E.I. du Pont de Nemours & Co.	2,900	208,104
Eastman Chemical Co.	800	64,712
Huntsman Corp.	3,401	88,392
Mosaic Co.	19,500	865,995
Rayonier Advanced Materials, Inc.	2,066	67,992
Rockwood Holdings, Inc.	3,800	290,510
RPM International, Inc.	438	20,052
Sigma-Aldrich Corp.	3,800	516,838
W.R. Grace & Co.*	500	45,470
Westlake Chemical Corp.	200	17,318

		9,240,408

Construction Materials (0.1%)
Vulcan Materials Co.	7,882	474,733

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,799	169,899
Avery Dennison Corp.	3,481	155,427
Bemis Co., Inc.	5,671	215,611
Greif, Inc., Class A	1,522	66,679
MeadWestvaco Corp.	9,487	388,398
Owens-Illinois, Inc.*	3,518	91,644
Rock-Tenn Co., Class A	8,600	409,188
Sonoco Products Co.	6,182	242,891

		1,739,737

Metals & Mining (1.1%)
Alcoa, Inc.	68,581	1,103,468
Allegheny Technologies, Inc.	6,800	252,280
Carpenter Technology Corp.	3,200	144,480
Cliffs Natural Resources, Inc.	8,100	84,078
Freeport-McMoRan, Inc.	60,600	1,978,590
Newmont Mining Corp.	29,400	677,670
Nucor Corp.	18,320	994,409
Reliance Steel & Aluminum Co.	4,509	308,416
Royal Gold, Inc.	3,600	233,784
Steel Dynamics, Inc.	14,001	316,563
Tahoe Resources, Inc.*	4,500	91,350
TimkenSteel Corp.	2,133	99,163
United States Steel Corp.	8,224	322,134

		6,606,385

Paper & Forest Products (0.2%)
Domtar Corp.	3,746	131,597
International Paper Co.	21,075	1,006,120

		1,137,717

Total Materials		19,198,980

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	302,462	10,658,761
CenturyLink, Inc.	31,308	1,280,184
Frontier Communications Corp.	58,433	380,399
Level 3 Communications, Inc.*	690	31,553
Windstream Holdings, Inc.	1,710	18,434

		12,369,331

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	42,111	266,984
Telephone & Data Systems, Inc.	5,246	125,694
T-Mobile US, Inc.*	15,800	456,146
U.S. Cellular Corp.*	471	16,711

		865,535

Total Telecommunication Services		13,234,866

Utilities (5.9%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	28,554	1,490,804
Duke Energy Corp.	41,193	3,080,001
Edison International	19,076	1,066,730
Entergy Corp.	10,269	794,102
Exelon Corp.	50,153	1,709,716
FirstEnergy Corp.	24,463	821,223
Great Plains Energy, Inc.	8,635	208,708
Hawaiian Electric Industries, Inc.	5,804	154,096
ITC Holdings Corp.	500	17,815
NextEra Energy, Inc.	25,384	2,383,050
Northeast Utilities	18,567	822,518
OGE Energy Corp.	11,584	429,882
Pepco Holdings, Inc.	14,642	391,820
Pinnacle West Capital Corp.	6,651	363,411
PPL Corp.	38,874	1,276,622
Southern Co.	51,996	2,269,625
Westar Energy, Inc.	7,128	243,207
Xcel Energy, Inc.	28,919	879,138

		18,402,468

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	344,389
Atmos Energy Corp.	5,627	268,408
National Fuel Gas Co.	5,044	353,029
Questar Corp.	9,754	217,417
UGI Corp.	10,437	355,797

		1,539,040

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	42,886	608,124
Calpine Corp.*	21,147	458,890
NRG Energy, Inc.	19,594	597,225

		1,664,239

Multi-Utilities (2.1%)
Alliant Energy Corp.	6,243	345,925
Ameren Corp.	14,225	545,244
CenterPoint Energy, Inc.	24,482	599,075
CMS Energy Corp.	15,370	455,874
Consolidated Edison, Inc.	16,877	956,251
Dominion Resources, Inc.	31,821	2,198,513
DTE Energy Co.	10,201	776,092
Integrys Energy Group, Inc.	4,770	309,191
MDU Resources Group, Inc.	11,446	318,313
NiSource, Inc.	18,372	752,885
PG&E Corp.	27,109	1,220,989
Public Service Enterprise Group, Inc.	29,158	1,085,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SCANA Corp.	8,494	$421,387
Sempra Energy	14,359	1,513,151
TECO Energy, Inc.	13,413	233,118
Vectren Corp.	5,114	204,049
Wisconsin Energy Corp.	13,106	563,558

		12,499,459

Water Utilities (0.1%)
American Water Works Co., Inc.	10,383	500,772
Aqua America, Inc.	9,871	232,265

		733,037

Total Utilities		34,838,243

Total Common Stocks (98.4%) (Cost $428,330,441)		578,003,968

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (0.1%)
U.S. Treasury Bills
0.02%, 11/6/14#(p)	$785,000	784,981

Total Government Securities		784,981

Total Short-Term Investments (0.1%) (Cost $784,984)		784,981

Total Investments (98.5%) (Cost $429,115,425)		578,788,949
Other Assets Less Liabilities (1.5%)		8,964,782

Net Assets (100%)		$587,753,731

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,981.

(p)	Yield to maturity.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	December-14	$333,117	$327,780	$(5,337)
S&P 500 E-Mini Index	99	December-14	9,836,482	9,729,225	(107,257)
S&P MidCap 400 E-Mini Index	3	December-14	429,408	409,620	(19,788)

					$(132,382)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,843,620	$—	$—	$35,843,620
Consumer Staples	40,793,419	—	—	40,793,419
Energy	74,352,446	—	—	74,352,446
Financials	168,545,677	—	—	168,545,677
Health Care	78,066,240	—	—	78,066,240
Industrials	58,783,350	—	—	58,783,350
Information Technology	54,347,127	—	—	54,347,127
Materials	19,198,980	—	—	19,198,980
Telecommunication Services	13,234,866	—	—	13,234,866
Utilities	34,838,243	—	—	34,838,243
Short-Term Investments	—	784,981	—	784,981

Total Assets	$578,003,968	$784,981	$—	$578,788,949

Liabilities:
Futures	$(132,382)	$—	$—	$(132,382)

Total Liabilities	$(132,382)	$—	$—	$(132,382)

Total	$577,871,586	$784,981	$—	$578,656,567

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,421,395
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,839,670

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,829,737
Aggregate gross unrealized depreciation	(5,862,373)

Net unrealized appreciation	$145,967,364

Federal income tax cost of investments	$432,821,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (0.9%)
KBC Groep N.V.*	205,400	$10,938,886

Brazil (2.6%)
AMBEV S.A (ADR)	1,110,338	7,272,714
BM&F Bovespa S.A.	1,019,300	4,676,433
Itau Unibanco Holding S.A. (Preference) (ADR)	676,818	9,394,234
Lojas Renner S.A.	108,059	3,124,672
M Dias Branco S.A.	177,000	7,098,801

		31,566,854

Canada (3.9%)
Canadian National Railway Co.	424,541	30,125,429
Dollarama, Inc.	97,006	8,228,555
Suncor Energy, Inc.	236,571	8,561,295

		46,915,279

Chile (0.2%)
Banco Santander Chile S.A. (ADR)	121,029	2,673,531

China (1.3%)
Guangzhou Automobile Group Co., Ltd., Class H	6,853,294	6,628,362
Want Want China Holdings Ltd.	7,113,000	8,867,376

		15,495,738

Denmark (3.4%)
Carlsberg A/S, Class B	180,534	16,051,415
Chr Hansen Holding A/S	194,732	7,526,864
Novo Nordisk A/S, Class B	356,890	17,076,801

		40,655,080

Finland (0.2%)
Kone Oyj, Class B	64,551	2,594,321

France (13.7%)
Air Liquide S.A.	92,287	11,256,498
Danone S.A.	475,285	31,816,362
Dassault Systemes S.A.	133,544	8,578,696
Essilor International S.A.	76,889	8,443,148
Legrand S.A.	120,450	6,267,175
L’Oreal S.A.	72,197	11,462,384
LVMH Moet Hennessy Louis Vuitton S.A.	168,144	27,332,569
Pernod-Ricard S.A.	221,651	25,095,282
Publicis Groupe S.A.	133,317	9,155,149
Schneider Electric SE	248,489	19,082,325
Technip S.A.	86,928	7,313,406

		165,802,994

Germany (8.4%)
adidas AG	78,508	5,875,202
Bayer AG (Registered)	220,935	30,946,861
Brenntag AG	264,332	12,990,669
Fresenius Medical Care AG & Co. KGaA	109,685	7,661,131
Linde AG	107,958	20,746,619
SAP SE	128,570	9,272,488
Symrise AG	262,728	13,993,634

		101,486,604

Hong Kong (2.8%)
AIA Group Ltd.	3,831,569	19,812,037
Dairy Farm International Holdings Ltd.	383,838	3,657,976
Li & Fung Ltd.	9,336,832	10,605,596

		34,075,609

India (1.3%)
HDFC Bank Ltd.	1,027,699	15,289,820

Ireland (3.7%)
Accenture plc, Class A	302,015	24,559,860
Experian plc	845,654	13,483,116
Paddy Power plc	92,267	6,663,626

		44,706,602

Israel (1.1%)
NICE-Systems Ltd. (ADR)	314,698	12,836,531

Italy (1.5%)
Prysmian S.p.A.	497,361	9,240,702
Saipem S.p.A.*	438,988	9,337,170

		18,577,872

Japan (11.5%)
AEON Financial Service Co., Ltd.	379,900	8,129,704
Honda Motor Co., Ltd.	695,700	24,104,491
INPEX Corp.	906,500	12,807,128
Japan Tobacco, Inc.	595,000	19,351,402
Lawson, Inc.	140,000	9,790,745
Nippon Paint Co., Ltd.	167,000	3,753,408
Nitto Denko Corp.	119,500	6,553,841
Obic Co., Ltd.	432,600	15,461,974
SoftBank Corp.	145,500	10,200,588
Sundrug Co., Ltd.	173,300	7,703,100
Toyota Motor Corp.	148,800	8,768,584
Unicharm Corp.	530,700	12,099,524

		138,724,489

Netherlands (0.6%)
Akzo Nobel N.V.	110,525	7,573,224

Panama (1.5%)
Copa Holdings S.A., Class A	165,022	17,705,210

Peru (1.5%)
Credicorp Ltd.	114,505	17,563,922

Portugal (0.2%)
Jeronimo Martins SGPS S.A.	225,279	2,480,608

Russia (0.5%)
Sberbank of Russia (ADR)‡	814,455	6,408,132

South Korea (1.5%)
NAVER Corp.	7,665	5,861,791
Samsung Electronics Co., Ltd.	10,598	11,891,051

		17,752,842

Spain (0.7%)
Amadeus IT Holding S.A., Class A	103,311	3,865,024
Inditex S.A.	182,641	5,046,228

		8,911,252

Sweden (1.1%)
Telefonaktiebolaget LM Ericsson, Class B	1,094,217	13,890,005

Switzerland (10.6%)
Cie Financiere Richemont S.A. (Registered)	100,885	8,279,396
Julius Baer Group Ltd.*	248,878	11,170,443
Kuehne + Nagel International AG (Registered)	46,261	5,843,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle S.A (Registered)	530,784	$39,056,851
Roche Holding AG	73,439	21,777,083
Schindler Holding AG	49,212	6,680,502
Sonova Holding AG (Registered)	102,037	16,309,675
UBS AG (Registered)*	1,071,743	18,702,460

		127,820,211

Taiwan (2.5%)
MediaTek, Inc.	342,000	5,064,876
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,239,791	25,018,983

		30,083,859

Thailand (1.1%)
Kasikornbank PCL (NVDR)	1,814,400	13,149,853

United Kingdom (19.4%)
Aberdeen Asset Management plc	255,801	1,660,841
Bellway plc	196,250	4,985,421
BG Group plc	903,863	16,704,391
Burberry Group plc	602,167	14,750,428
Capita plc	741,301	13,988,487
Compass Group plc	1,921,489	31,041,192
Croda International plc	216,337	7,200,173
Diageo plc	627,146	18,148,054
HSBC Holdings plc	1,078,356	10,945,335
Intertek Group plc	242,965	10,323,666
Reckitt Benckiser Group plc	231,323	20,062,996
Rio Tinto Ltd.	240,213	12,530,775
Rolls-Royce Holdings plc*	930,717	14,552,683
Serco Group plc	466,984	2,165,923
Standard Chartered plc	642,710	11,883,204
Weir Group plc	422,908	17,153,644
Whitbread plc	224,073	15,089,652
WPP plc	534,920	10,753,101

		233,939,966

United States (1.2%)
Mettler-Toledo International, Inc.*	56,416	14,449,830

Total Common Stocks (98.9%) (Cost $927,068,969)		1,194,069,124

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.2%)
HSBC USA, Inc.
0.05%, 10/3/14 (p)	$2,670,000	2,669,996

Total Short-Term Investments (0.2%) (Cost $2,670,000)		2,669,996

Total Investments (99.1%) (Cost $929,738,969)		1,196,739,120
Other Assets Less Liabilities (0.9%)		11,443,953

Net Assets (100%)		$1,208,183,073

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	16.6%
Consumer Staples	19.9
Energy	4.5
Financials	13.4
Health Care	9.7
Industrials	15.1
Information Technology	11.3
Materials	7.5
Telecommunication Services	0.8
Cash and Other	1.2

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value September 30, 2014	Dividend Income	Realized Gain (Loss)
Sberbank of Russia (ADR)	$7,810,960	$1,935,224	$(158,708)	$6,408,132	$250,986	$(10,047)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$11,353,227	$189,078,997	$—	$200,432,224
Consumer Staples	14,371,515	225,644,075	—	240,015,590
Energy	8,561,295	46,162,095	—	54,723,390
Financials	40,716,252	121,682,583	—	162,398,835
Health Care	14,449,830	102,214,699	—	116,664,529
Industrials	47,830,639	134,367,014	—	182,197,653
Information Technology	62,415,374	73,885,905	—	136,301,279
Materials	—	91,135,036	—	91,135,036
Telecommunication Services	—	10,200,588	—	10,200,588
Short-Term Investments	—	2,669,996	—	2,669,996

Total Assets	$199,698,132	$997,040,988	$—	$1,196,739,120

Total Liabilities	$—	$—	$—	$—

Total	$199,698,132	$997,040,988	$—	$1,196,739,120

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$189,839,512
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$242,869,392

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,599,893
Aggregate gross unrealized depreciation	(47,025,280)

Net unrealized appreciation	$259,574,613

Federal income tax cost of investments	$937,164,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (0.2%)
Gentex Corp.	144,546	$3,869,496

Automobiles (0.2%)
Thor Industries, Inc.	46,130	2,375,695

Distributors (0.5%)
LKQ Corp.*	294,922	7,841,976

Diversified Consumer Services (0.9%)
Apollo Education Group, Inc.*	96,124	2,417,519
DeVry Education Group, Inc.	56,015	2,398,002
Graham Holdings Co., Class B	4,300	3,008,237
Service Corp. International	207,738	4,391,581
Sotheby’s, Inc.	60,158	2,148,844

		14,364,183

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	37,907	3,059,095
Brinker International, Inc.	63,435	3,221,864
Cheesecake Factory, Inc.	44,863	2,041,266
Domino’s Pizza, Inc.	54,554	4,198,476
International Game Technology	240,300	4,053,861
International Speedway Corp., Class A	26,181	828,367
Life Time Fitness, Inc.*	34,625	1,746,485
Panera Bread Co., Class A*	25,460	4,142,851
Wendy’s Co.	273,771	2,261,348

		25,553,613

Household Durables (1.7%)
Jarden Corp.*	117,200	7,044,892
KB Home	86,270	1,288,874
M.D.C. Holdings, Inc.	38,697	979,808
NVR, Inc.*	3,934	4,445,499
Tempur Sealy International, Inc.*	59,310	3,331,443
Toll Brothers, Inc.*	159,853	4,981,019
Tupperware Brands Corp.	49,255	3,400,565

		25,472,100

Internet & Catalog Retail (0.1%)
HSN, Inc.	31,326	1,922,477

Leisure Products (0.8%)
Brunswick Corp.	91,870	3,871,402
Polaris Industries, Inc.	59,446	8,904,416

		12,775,818

Media (1.6%)
AMC Networks, Inc., Class A*	57,165	3,339,579
Cinemark Holdings, Inc.	101,004	3,438,176
DreamWorks Animation SKG, Inc., Class A*	70,436	1,920,790
John Wiley & Sons, Inc., Class A	45,840	2,572,083
Lamar Advertising Co., Class A	79,211	3,901,142
Live Nation Entertainment, Inc.*	143,000	3,434,860
Meredith Corp.	35,800	1,532,240
New York Times Co., Class A	130,978	1,469,573
Time, Inc.*	108,500	2,542,155

		24,150,598

Multiline Retail (0.3%)
Big Lots, Inc.	54,201	2,333,353
J.C. Penney Co., Inc.*	298,854	3,000,494

		5,333,847

Specialty Retail (4.0%)
Aaron’s, Inc.	63,086	1,534,252
Abercrombie & Fitch Co., Class A	70,700	2,569,238
Advance Auto Parts, Inc.	71,828	9,359,188
American Eagle Outfitters, Inc.	173,909	2,525,159
ANN, Inc.*	44,818	1,843,364
Ascena Retail Group, Inc.*	130,400	1,734,320
Cabela’s, Inc.*	47,286	2,785,145
Chico’s FAS, Inc.	149,773	2,212,147
CST Brands, Inc.	72,987	2,623,883
Dick’s Sporting Goods, Inc.	97,086	4,260,134
Foot Locker, Inc.	141,495	7,874,197
Guess?, Inc.	64,091	1,408,079
Murphy USA, Inc.*	41,500	2,201,990
Office Depot, Inc.*	467,300	2,401,922
Rent-A-Center, Inc.	51,174	1,553,131
Signet Jewelers Ltd.	78,389	8,929,291
Williams-Sonoma, Inc.	85,292	5,677,888

		61,493,328

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.	51,930	4,025,614
Deckers Outdoor Corp.*	33,600	3,265,248
Hanesbrands, Inc.	97,278	10,451,548
Kate Spade & Co.*	125,600	3,294,488
		21,036,898

Total Consumer Discretionary		206,190,029

Consumer Staples (3.1%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	205,499	1,837,161
United Natural Foods, Inc.*	48,234	2,964,462

		4,801,623

Food Products (1.6%)
Dean Foods Co.	91,150	1,207,737
Flowers Foods, Inc.	182,646	3,353,381
Hain Celestial Group, Inc.*	49,700	5,086,795
Ingredion, Inc.	73,643	5,581,403
Lancaster Colony Corp.	18,988	1,619,297
Post Holdings, Inc.*	42,808	1,420,369
Tootsie Roll Industries, Inc.	19,130	535,449
WhiteWave Foods Co.*	171,795	6,241,312

		25,045,743

Household Products (1.1%)
Church & Dwight Co., Inc.	130,477	9,154,266
Energizer Holdings, Inc.	60,288	7,428,085

		16,582,351

Tobacco (0.1%)
Universal Corp.	22,294	989,630

Total Consumer Staples		47,419,347

Energy (5.2%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	59,496	2,599,380
CARBO Ceramics, Inc.	19,172	1,135,558
Dresser-Rand Group, Inc.*	74,685	6,143,588
Dril-Quip, Inc.*	39,385	3,521,019
Helix Energy Solutions Group, Inc.*	95,554	2,107,921
Oceaneering International, Inc.	105,496	6,875,174
Oil States International, Inc.*	53,633	3,319,883
Patterson-UTI Energy, Inc.	144,399	4,697,300
Rowan Cos., plc, Class A	120,700	3,054,917
Superior Energy Services, Inc.	153,016	5,029,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Tidewater, Inc.	47,612	$1,858,296
Unit Corp.*	45,773	2,684,587

		43,027,259

Oil, Gas & Consumable Fuels (2.4%)
Bill Barrett Corp.*	9,400	207,176
Energen Corp.	71,080	5,134,819
Gulfport Energy Corp.*	83,100	4,437,540
HollyFrontier Corp.	194,152	8,480,559
Peabody Energy Corp.	268,800	3,327,744
Rosetta Resources, Inc.*	59,160	2,636,170
SM Energy Co.	66,489	5,186,142
World Fuel Services Corp.	70,000	2,794,400
WPX Energy, Inc.*	197,300	4,747,038

		36,951,588

Total Energy		79,978,847

Financials (21.8%)
Banks (4.7%)
Associated Banc-Corp.	149,979	2,612,634
BancorpSouth, Inc.	82,489	1,661,329
Bank of Hawaii Corp.	42,778	2,430,218
Cathay General Bancorp	72,047	1,788,927
City National Corp./California	47,407	3,587,288
Commerce Bancshares, Inc./Missouri	76,554	3,417,753
Cullen/Frost Bankers, Inc.	54,146	4,142,710
East West Bancorp, Inc.	139,950	4,758,300
First Horizon National Corp.	229,800	2,821,944
First Niagara Financial Group, Inc.	342,574	2,853,641
FirstMerit Corp.	161,223	2,837,525
Fulton Financial Corp.	185,237	2,052,426
Hancock Holding Co.	79,559	2,549,866
International Bancshares Corp.	58,252	1,436,786
PacWest Bancorp	95,700	3,945,711
Prosperity Bancshares, Inc.	59,439	3,398,128
Signature Bank/New York*	48,900	5,479,734
SVB Financial Group*	50,114	5,617,278
Synovus Financial Corp.	135,600	3,205,584
TCF Financial Corp.	165,716	2,573,570
Trustmark Corp.	66,063	1,521,761
Umpqua Holdings Corp.	182,300	3,002,481
Valley National Bancorp	183,500	1,778,115
Webster Financial Corp.	88,872	2,589,730

		72,063,439

Capital Markets (1.6%)
Eaton Vance Corp.	116,575	4,398,375
Federated Investors, Inc., Class B	92,775	2,723,874
Janus Capital Group, Inc.	146,534	2,130,604
Raymond James Financial, Inc.	123,944	6,640,920
SEI Investments Co.	128,280	4,638,605
Waddell & Reed Financial, Inc., Class A	82,551	4,267,061

		24,799,439

Consumer Finance (0.2%)
SLM Corp.	413,100	3,536,136

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	83,745	4,482,451
MSCI, Inc.*	113,363	5,330,328

		9,812,779

Insurance (4.8%)
Alleghany Corp.*	15,937	6,664,056
American Financial Group, Inc./Ohio	74,089	4,289,012
Arthur J. Gallagher & Co.	156,786	7,111,813
Aspen Insurance Holdings Ltd.	63,605	2,720,386
Brown & Brown, Inc.	115,341	3,708,213
Everest Reinsurance Group Ltd.	44,320	7,180,283
First American Financial Corp.	106,255	2,881,636
Hanover Insurance Group, Inc.	42,314	2,598,926
HCC Insurance Holdings, Inc.	97,410	4,703,929
Kemper Corp.	48,795	1,666,349
Mercury General Corp.	35,436	1,729,631
Old Republic International Corp.	236,887	3,382,746
Primerica, Inc.	53,100	2,560,482
Protective Life Corp.	76,861	5,334,922
Reinsurance Group of America, Inc.	67,467	5,406,131
RenaissanceReinsurance Holdings Ltd.	39,600	3,959,604
StanCorp Financial Group, Inc.	42,582	2,690,331
W. R. Berkley Corp.	100,901	4,823,068

		73,411,518

Real Estate Investment Trusts (REITs) (8.7%)
Alexandria Real Estate Equities, Inc. (REIT)	70,021	5,164,049
American Campus Communities, Inc. (REIT)	102,466	3,734,886
BioMed Realty Trust, Inc. (REIT)	193,100	3,900,620
Camden Property Trust (REIT)	83,611	5,729,862
Corporate Office Properties Trust/Maryland (REIT)	84,102	2,163,103
Corrections Corp. of America (REIT)	113,331	3,894,053
Duke Realty Corp. (REIT)	336,638	5,783,441
Equity One, Inc. (REIT)	76,739	1,659,865
Extra Space Storage, Inc. (REIT)	107,664	5,552,232
Federal Realty Investment Trust (REIT)	66,715	7,903,059
Highwoods Properties, Inc. (REIT)	87,666	3,410,207
Home Properties, Inc. (REIT)	55,485	3,231,446
Hospitality Properties Trust (REIT)	148,098	3,976,431
Kilroy Realty Corp. (REIT)	82,190	4,885,374
LaSalle Hotel Properties (REIT)	100,600	3,444,544
Liberty Property Trust (REIT)	144,329	4,800,383
Mack-Cali Realty Corp. (REIT)	80,348	1,535,450
Mid-America Apartment Communities, Inc. (REIT)	73,100	4,799,015
National Retail Properties, Inc. (REIT)	123,640	4,274,235
Omega Healthcare Investors, Inc. (REIT)	123,191	4,211,900
Potlatch Corp. (REIT)	39,648	1,594,246
Rayonier, Inc. (REIT)	122,385	3,811,069
Realty Income Corp. (REIT)	219,323	8,946,185
Regency Centers Corp. (REIT)	90,269	4,859,180
Senior Housing Properties Trust (REIT)	197,275	4,126,993
SL Green Realty Corp. (REIT)	94,168	9,541,102
Taubman Centers, Inc. (REIT)	62,579	4,568,267
UDR, Inc. (REIT)	245,409	6,687,395
Washington Prime Group, Inc. (REIT)	152,900	2,672,692
Weingarten Realty Investors (REIT)	109,357	3,444,746

		134,306,030

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	45,311	1,629,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.	44,181	$5,581,827

		7,211,664

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	83,389	1,033,190
New York Community Bancorp, Inc.	431,706	6,851,174
Washington Federal, Inc.	98,233	2,000,024
		9,884,388

Total Financials		335,025,393

Health Care (9.5%)
Biotechnology (0.7%)
Cubist Pharmaceuticals, Inc.*	74,790	4,961,568
United Therapeutics Corp.*	46,684	6,005,897

		10,967,465

Health Care Equipment & Supplies (2.9%)
Align Technology, Inc.*	70,300	3,633,104
Cooper Cos., Inc.	47,600	7,413,700
Hill-Rom Holdings, Inc.	56,009	2,320,453
Hologic, Inc.*	236,831	5,762,098
IDEXX Laboratories, Inc.*	49,018	5,775,791
ResMed, Inc.	137,198	6,759,746
Sirona Dental Systems, Inc.*	54,070	4,146,088
STERIS Corp.	57,720	3,114,571
Teleflex, Inc.	40,357	4,239,099
Thoratec Corp.*	56,677	1,514,976

		44,679,626

Health Care Providers & Services (3.0%)
Centene Corp.*	57,900	4,788,909
Community Health Systems, Inc.*	113,702	6,229,733
Health Net, Inc.*	78,193	3,605,479
Henry Schein, Inc.*	83,400	9,713,598
LifePoint Hospitals, Inc.*	44,739	3,095,491
MEDNAX, Inc.*	98,944	5,424,110
Omnicare, Inc.	95,800	5,964,508
Owens & Minor, Inc.	61,898	2,026,541
VCA, Inc.*	85,089	3,346,550
WellCare Health Plans, Inc.*	42,208	2,546,831

		46,741,750

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	168,400	2,259,086
HMS Holdings Corp.*	84,800	1,598,480

		3,857,566

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	20,384	2,311,546
Charles River Laboratories International, Inc.*	46,550	2,780,897
Covance, Inc.*	55,606	4,376,192
Mettler-Toledo International, Inc.*	28,322	7,254,114
Techne Corp.	36,641	3,427,765

		20,150,514

Pharmaceuticals (1.3%)
Endo International plc*	149,936	10,246,626
Salix Pharmaceuticals Ltd.*	62,673	9,792,030

		20,038,656

Total Health Care		146,435,577

Industrials (15.8%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.	31,001	3,956,968
B/E Aerospace, Inc.*	103,700	8,704,578
Esterline Technologies Corp.*	30,861	3,433,903
Exelis, Inc.	183,638	3,037,373
Huntington Ingalls Industries, Inc.	48,000	5,002,080
Triumph Group, Inc.	51,101	3,324,120
Vectrus, Inc.*	10,202	199,247

		27,658,269

Airlines (0.6%)
Alaska Air Group, Inc.	131,440	5,722,897
JetBlue Airways Corp.*	243,456	2,585,503

		8,308,400

Building Products (0.9%)
A.O. Smith Corp.	74,900	3,541,272
Fortune Brands Home & Security, Inc.	155,291	6,384,013
Lennox International, Inc.	44,064	3,387,200

		13,312,485

Commercial Services & Supplies (1.7%)
Civeo Corp.	103,466	1,201,240
Clean Harbors, Inc.*	53,616	2,890,975
Copart, Inc.*	112,318	3,517,238
Deluxe Corp.	48,545	2,677,742
Herman Miller, Inc.	57,166	1,706,405
HNI Corp.	44,448	1,599,684
MSA Safety, Inc.	31,277	1,545,084
R.R. Donnelley & Sons Co.	192,821	3,173,834
Rollins, Inc.	63,220	1,851,082
Waste Connections, Inc.	121,072	5,874,413

		26,037,697

Construction & Engineering (0.7%)
AECOM Technology Corp.*	96,203	3,246,851
Granite Construction, Inc.	34,793	1,106,765
KBR, Inc.	144,161	2,714,552
URS Corp.	67,005	3,860,158

		10,928,326

Electrical Equipment (0.9%)
Acuity Brands, Inc.	42,090	4,954,414
Hubbell, Inc., Class B	53,607	6,461,252
Regal-Beloit Corp.	43,829	2,816,013

		14,231,679

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	62,234	5,002,369

Machinery (5.2%)
AGCO Corp.	84,498	3,841,279
CLARCOR, Inc.	49,248	3,106,564
Crane Co.	49,110	3,104,243
Donaldson Co., Inc.	131,299	5,334,678
Graco, Inc.	58,975	4,303,996
Harsco Corp.	78,067	1,671,415
IDEX Corp.	78,498	5,680,900
ITT Corp.	88,780	3,989,773
Kennametal, Inc.	76,260	3,150,301
Lincoln Electric Holdings, Inc.	78,541	5,429,932
Nordson Corp.	57,083	4,342,304
Oshkosh Corp.	84,121	3,713,942
SPX Corp.	41,409	3,889,547
Terex Corp.	108,352	3,442,343
Timken Co.	73,875	3,131,561
Trinity Industries, Inc.	153,792	7,185,162
Valmont Industries, Inc.	25,937	3,499,680
Wabtec Corp.	94,206	7,634,454
Woodward, Inc.	57,785	2,751,722

		79,203,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.4%)
Kirby Corp.*	56,277	$6,632,244

Professional Services (1.0%)
Corporate Executive Board Co.	32,888	1,975,582
FTI Consulting, Inc.*	40,557	1,417,873
Manpowergroup, Inc.	77,616	5,440,882
Towers Watson & Co., Class A	69,223	6,887,688

		15,722,025

Road & Rail (1.5%)
Con-way, Inc.	55,776	2,649,360
Genesee & Wyoming, Inc., Class A*	49,647	4,731,856
J.B. Hunt Transport Services, Inc.	90,845	6,727,072
Landstar System, Inc.	44,367	3,202,854
Old Dominion Freight Line, Inc.*	66,300	4,683,432
Werner Enterprises, Inc.	43,826	1,104,415

		23,098,989

Trading Companies & Distributors (0.8%)
GATX Corp.	43,416	2,534,192
MSC Industrial Direct Co., Inc., Class A	50,554	4,320,345
NOW, Inc.*	103,900	3,159,599
Watsco, Inc.	26,623	2,294,370

		12,308,506

Total Industrials		242,444,785

Information Technology (16.9%)
Communications Equipment (1.2%)
ADTRAN, Inc.	54,901	1,127,118
ARRIS Group, Inc.*	130,300	3,694,656
Ciena Corp.*	102,383	1,711,844
InterDigital, Inc.	39,136	1,558,395
JDS Uniphase Corp.*	227,800	2,915,840
Plantronics, Inc.	41,170	1,967,103
Polycom, Inc.*	133,085	1,634,949
Riverbed Technology, Inc.*	157,113	2,913,661

		17,523,566

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	96,955	5,366,459
Avnet, Inc.	135,262	5,613,373
Belden, Inc.	42,100	2,695,242
Cognex Corp.*	85,900	3,459,193
FEI Co.	41,400	3,122,388
Ingram Micro, Inc., Class A*	153,879	3,971,617
Itron, Inc.*	37,551	1,476,130
Knowles Corp.*	82,400	2,183,600
National Instruments Corp.	99,629	3,081,525
Tech Data Corp.*	37,307	2,195,890
Trimble Navigation Ltd.*	254,870	7,773,535
Vishay Intertechnology, Inc.	129,920	1,856,557
Zebra Technologies Corp., Class A*	50,208	3,563,261

		46,358,770

Internet Software & Services (1.3%)
AOL, Inc.*	77,800	3,497,110
Conversant, Inc.*	58,100	1,989,925
Equinix, Inc.*	52,054	11,060,434
Rackspace Hosting, Inc.*	117,514	3,825,081

		20,372,550

IT Services (2.7%)
Acxiom Corp.*	75,471	1,249,045
Broadridge Financial Solutions, Inc.	116,888	4,866,047
Convergys Corp.	97,964	1,745,718
CoreLogic, Inc.*	89,403	2,420,139
DST Systems, Inc.	29,978	2,515,754
Gartner, Inc.*	86,689	6,369,041
Global Payments, Inc.	67,343	4,705,929
Jack Henry & Associates, Inc.	80,307	4,469,888
Leidos Holdings, Inc.	61,750	2,119,877
NeuStar, Inc., Class A*	53,595	1,330,764
Science Applications International Corp.	40,328	1,783,707
VeriFone Systems, Inc.*	111,862	3,845,816
WEX, Inc.*	37,887	4,179,694

		41,601,419

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	600,800	2,048,728
Atmel Corp.*	405,773	3,278,646
Cree, Inc.*	116,852	4,785,089
Cypress Semiconductor Corp.*	145,200	1,433,850
Fairchild Semiconductor International, Inc.*	119,624	1,857,761
Integrated Device Technology, Inc.*	147,941	2,359,659
International Rectifier Corp.*	69,340	2,720,902
Intersil Corp., Class A	123,442	1,754,111
RF Micro Devices, Inc.*	284,869	3,287,388
Semtech Corp.*	66,440	1,803,846
Silicon Laboratories, Inc.*	39,850	1,619,504
Skyworks Solutions, Inc.	185,280	10,755,504
SunEdison, Inc.*	246,964	4,662,680
Teradyne, Inc.	200,000	3,878,000

		46,245,668

Software (4.7%)
ACI Worldwide, Inc.*	111,840	2,098,118
Advent Software, Inc.	44,442	1,402,590
ANSYS, Inc.*	90,523	6,849,875
Cadence Design Systems, Inc.*	286,480	4,930,321
CDK Global, Inc.*	156,800	4,796,512
CommVault Systems, Inc.*	41,140	2,073,456
Compuware Corp.	212,657	2,256,291
Concur Technologies, Inc.*	46,400	5,884,448
FactSet Research Systems, Inc.	38,320	4,657,030
Fair Isaac Corp.	30,684	1,690,688
Fortinet, Inc.*	136,180	3,440,588
Informatica Corp.*	108,903	3,728,839
Mentor Graphics Corp.	93,586	1,918,045
PTC, Inc.*	114,947	4,241,544
Rovi Corp.*	92,606	1,828,505
SolarWinds, Inc.*	63,600	2,674,380
Solera Holdings, Inc.	66,784	3,763,946
Synopsys, Inc.*	153,759	6,103,464
TIBCO Software, Inc.*	148,470	3,508,346
Ultimate Software Group, Inc.*	27,600	3,905,676

		71,752,662

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp.*	102,020	4,730,668
Diebold, Inc.	63,063	2,227,385
Lexmark International, Inc., Class A	59,994	2,549,745
NCR Corp.*	165,830	5,540,380

		15,048,178

Total Information Technology		258,902,813

Materials (7.4%)
Chemicals (3.1%)
Albemarle Corp.	77,345	4,555,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ashland, Inc.	69,980	$7,284,918
Cabot Corp.	63,945	3,246,488
Cytec Industries, Inc.	69,524	3,287,790
Minerals Technologies, Inc.	33,589	2,072,777
NewMarket Corp.	10,418	3,969,466
Olin Corp.	76,182	1,923,596
PolyOne Corp.	89,600	3,187,968
Rayonier Advanced Materials, Inc.	40,795	1,342,563
RPM International, Inc.	131,732	6,030,691
Scotts Miracle-Gro Co., Class A	42,965	2,363,075
Sensient Technologies Corp.	46,702	2,444,850
Valspar Corp.	74,275	5,866,982

		47,576,784

Construction Materials (0.3%)
Eagle Materials, Inc.	48,754	4,964,620

Containers & Packaging (1.6%)
AptarGroup, Inc.	64,180	3,895,726
Greif, Inc., Class A	33,990	1,489,102
Packaging Corp. of America	95,829	6,115,807
Rock-Tenn Co., Class A	140,356	6,678,139
Silgan Holdings, Inc.	42,014	1,974,658
Sonoco Products Co.	99,012	3,890,181

		24,043,613

Metals & Mining (2.1%)
Carpenter Technology Corp.	51,696	2,334,074
Cliffs Natural Resources, Inc.	148,900	1,545,582
Commercial Metals Co.	115,663	1,974,368
Compass Minerals International, Inc.	32,469	2,736,487
Reliance Steel & Aluminum Co.	76,931	5,262,080
Royal Gold, Inc.	63,705	4,137,003
Steel Dynamics, Inc.	233,823	5,286,738
TimkenSteel Corp.	37,787	1,756,718
United States Steel Corp.	143,100	5,605,227
Worthington Industries, Inc.	49,010	1,824,152

		32,462,429

Paper & Forest Products (0.3%)
Domtar Corp.	63,730	2,238,835
Louisiana-Pacific Corp.*	138,966	1,888,548

		4,127,383

Total Materials		113,174,829

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
tw telecom, Inc.*	134,776	5,608,029

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	96,385	2,309,385

Total Telecommunication Services		7,917,414

Utilities (4.5%)
Electric Utilities (1.6%)
Cleco Corp.	58,418	2,812,827
Great Plains Energy, Inc.	152,511	3,686,191
Hawaiian Electric Industries, Inc.	98,963	2,627,468
IDACORP, Inc.	49,409	2,648,816
OGE Energy Corp.	194,549	7,219,713
PNM Resources, Inc.	78,415	1,953,318
Westar Energy, Inc.	128,182	4,373,570

		25,321,903

Gas Utilities (1.5%)
Atmos Energy Corp.	99,156	4,729,741
National Fuel Gas Co.	82,070	5,744,079
ONE Gas, Inc.	50,000	1,712,500
Questar Corp.	170,030	3,789,969
UGI Corp.	170,155	5,800,584
WGL Holdings, Inc.	50,220	2,115,266

		23,892,139

Multi-Utilities (1.1%)
Alliant Energy Corp.	108,033	5,986,108
Black Hills Corp.	42,962	2,057,021
MDU Resources Group, Inc.	191,461	5,324,530
Vectren Corp.	79,842	3,185,696

		16,553,355

Water Utilities (0.3%)
Aqua America, Inc.	171,730	4,040,807

Total Utilities		69,808,204

Total Common Stocks (98.1%) (Cost $825,290,404)		1,507,297,238

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (0.1%)
U.S. Treasury Bills
0.02%, 11/6/14#(p)	$1,815,000	1,814,955

Total Utilities		1,814,955

Total Short-Term Investments (0.1%) (Cost $1,814,964)		1,814,955

Total Investments (98.2%) (Cost $827,105,368)		1,509,112,193
Other Assets Less Liabilities (1.8%)		27,025,601

Net Assets (100%)		$1,536,137,794

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,814,955.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	228	December-14	$32,635,006	$31,131,120	$(1,503,886)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$206,190,029	$—	$—	$206,190,029
Consumer Staples	47,419,347	—	—	47,419,347
Energy	79,978,847	—	—	79,978,847
Financials	335,025,393	—	—	335,025,393
Health Care	146,435,577	—	—	146,435,577
Industrials	242,444,785	—	—	242,444,785
Information Technology	258,902,813	—	—	258,902,813
Materials	113,174,829	—	—	113,174,829
Telecommunication Services	7,917,414	—	—	7,917,414
Utilities	69,808,204	—	—	69,808,204
Short-Term Investments	—	1,814,955	—	1,814,955

Total Assets	$1,507,297,238	$1,814,955	$—	$1,509,112,193

Liabilities:
Futures	$(1,503,886)	$—	$—	$(1,503,886)

Total Liabilities	$(1,503,886)	$—	$—	$(1,503,886)

Total	$1,505,793,352	$1,814,955	$—	$1,507,608,307

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$173,178,426
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$255,999,475

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$709,153,755
Aggregate gross unrealized depreciation	(28,342,021)

Net unrealized appreciation	$680,811,734

Federal income tax cost of investments	$828,300,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (16.0%)
Bank of Montreal/Illinois
0.17%, 11/12/14	$50,000,000	$50,000,000
Branch Banking & Trust Co.
0.12%, 12/18/14	50,000,000	50,000,000
Mizuho Bank Ltd./New York
0.19%, 10/9/14	50,000,000	50,000,000
Norinchukin Bank/New York
0.20%, 12/5/14	50,000,000	50,000,000

Total Certificates of Deposit		200,000,000

Commercial Paper (45.6%)
3M Co.
0.06%, 10/14/14(n)(p)	20,000,000	19,999,567
Apple, Inc.
0.09%, 10/29/14(n)(p)	40,000,000	39,997,200
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.18%, 12/3/14(p)	50,000,000	49,984,250
General Electric Co.
0.00%, 10/1/10(p)	50,000,000	50,000,000
Govco LLC
0.16%, 10/16/14(n)(p)	50,000,000	49,996,458
HSBC USA, Inc.
0.00%, 10/1/10(p)	30,000,000	30,000,000
IBM Corp.
0.10%, 12/8/14(n)(p)	40,000,000	39,992,444
MetLife Short Term Funding LLC
0.13%, 12/2/14(n)(p)	48,000,000	47,989,253
Nestle Finance International Ltd.
0.08%, 10/6/14(p)	50,000,000	49,999,306
Roche Holdings, Inc.
0.08%, 12/8/14(n)(p)	50,000,000	49,992,444
Sumitomo Mitsui Banking Corp.
0.20%, 11/25/14(n)(p)	35,000,000	34,989,306
Sumitomo Mitsui Trust Bank Ltd./New York
0.19%, 12/3/14(n)(p)	50,000,000	49,983,375
Toronto-Dominion Holdings USA, Inc.
0.03%, 11/7/14(n)(p)	45,000,000	44,998,613
Wal-Mart Stores, Inc.
0.03%, 10/20/14(n)(p)	11,622,000	11,621,816

Total Commercial Paper		569,544,032

Government Securities (31.1%)
U.S. Treasury Bills
0.01%, 10/16/14(p)	68,000,000	67,999,812
0.04%, 10/30/14(p)	150,000,000	149,994,563
0.04%, 11/6/14(p)	70,000,000	69,996,850
0.02%, 12/4/14(p)	100,000,000	99,996,444

Total Government Securities		387,987,669

Time Deposits (6.8%)
Australia and New Zealand Banking Group Ltd./Cayman Islands
0.05%, 10/1/14	45,000,000	45,000,000
Royal Bank of Canada/Ontario
0.01%, 10/1/14	40,000,000	40,000,000

Total Time Deposits		85,000,000

Total Investments (99.5%) (Amortized Cost $1,242,531,701)		1,242,531,701
Other Assets Less Liabilities (0.5%)		6,413,199

Net Assets (100%)		$1,248,944,900

Federal Income Tax Cost of Investments		$1,242,531,701

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,242,531,701	$—	$1,242,531,701

Total Assets	$—	$1,242,531,701	$—	$1,242,531,701

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,242,531,701	$—	$1,242,531,701

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Automobiles (3.9%)
Tesla Motors, Inc.*	172,347	$41,825,170

Hotels, Restaurants & Leisure (4.6%)
Dunkin’ Brands Group, Inc.	586,276	26,276,890
Panera Bread Co., Class A*	140,462	22,855,977

		49,132,867

Internet & Catalog Retail (3.9%)
Ctrip.com International Ltd. (ADR)*	191,382	10,862,842
Groupon, Inc. *	890,775	5,950,377
TripAdvisor, Inc.*	105,095	9,607,785
Zalando SE*§	113,559	3,083,760
zulily, Inc., Class A*	334,994	12,692,923

		42,197,687

Textiles, Apparel & Luxury Goods (3.2%)
lululemon athletica, Inc.*	194,960	8,190,269
Michael Kors Holdings Ltd.*	363,525	25,952,050

		34,142,319

Total Consumer Discretionary		167,298,043

Consumer Staples (6.8%)
Food Products (6.8%)
Keurig Green Mountain, Inc.	126,466	16,457,021
McCormick & Co., Inc. (Non-Voting)	271,656	18,173,786
Mead Johnson Nutrition Co.	398,437	38,337,608

Total Consumer Staples		72,968,415

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Range Resources Corp.	129,745	8,798,008

Total Energy		8,798,008

Financials (8.4%)
Diversified Financial Services (5.3%)
McGraw Hill Financial, Inc.	328,138	27,711,254
MSCI, Inc.*	621,039	29,201,254

		56,912,508

Insurance (3.1%)
Arch Capital Group Ltd.*	203,485	11,134,699
Progressive Corp.	871,580	22,033,542

		33,168,241

Total Financials		90,080,749

Health Care (18.4%)
Biotechnology (1.7%)
Alnylam Pharmaceuticals, Inc.*	53,690	4,193,189
Intercept Pharmaceuticals, Inc.*	7,206	1,705,588
Ironwood Pharmaceuticals, Inc.*	509,606	6,601,946
Pharmacyclics, Inc.*	27,465	3,225,215
Seattle Genetics, Inc.*	64,267	2,389,447

		18,115,385

Health Care Equipment & Supplies (4.3%)
Intuitive Surgical, Inc.*	100,474	46,400,902

Health Care Providers & Services (0.3%)
Qualicorp S.A.*	268,939	2,661,098

Health Care Technology (3.2%)
athenahealth, Inc.*	262,758	34,602,601

Life Sciences Tools & Services (5.2%)
Illumina, Inc.*	340,641	55,837,873

Pharmaceuticals (3.7%)
Endo International plc*	409,919	28,013,865
Zoetis, Inc.	320,335	11,836,378

		39,850,243

Total Health Care		197,468,102

Industrials (11.3%)
Aerospace & Defense (2.5%)
TransDigm Group, Inc.	143,987	26,541,124

Commercial Services & Supplies (1.6%)
Edenred	207,453	5,118,629
Stericycle, Inc.*	104,496	12,180,054

		17,298,683

Electrical Equipment (0.4%)
SolarCity Corp.*	73,534	4,382,626

Machinery (1.9%)
Colfax Corp.*	359,632	20,488,235

Professional Services (4.9%)
IHS, Inc., Class A*	200,306	25,076,308
Verisk Analytics, Inc., Class A*	437,088	26,614,289

		51,690,597

Total Industrials		120,401,265

Information Technology (31.0%)
Communications Equipment (0.8%)
Palo Alto Networks, Inc.*	88,764	8,707,748

Internet Software & Services (12.6%)
LinkedIn Corp., Class A*	234,779	48,784,729
MercadoLibre, Inc.	62,138	6,751,294
Pandora Media, Inc.*	454,189	10,973,206
Qihoo 360 Technology Co., Ltd. (ADR)*	126,256	8,518,492
Twitter, Inc.*	987,939	50,957,894
Youku Tudou, Inc. (ADR)*	508,309	9,108,897

		135,094,512

IT Services (5.1%)
FleetCor Technologies, Inc.*	196,629	27,944,913
Gartner, Inc.*	369,500	27,147,165

		55,092,078

Software (11.5%)
FireEye, Inc.*	589,037	18,000,971
NetSuite, Inc.*	97,840	8,760,594
ServiceNow, Inc.*	220,304	12,949,469
Solera Holdings, Inc.	186,898	10,533,571
Splunk, Inc.*	550,981	30,502,308
Tableau Software, Inc., Class A*	81,377	5,912,039
Workday, Inc., Class A*	391,381	32,288,933
Zynga, Inc., Class A*	1,394,156	3,764,221

		122,712,106

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp.*	98,484	4,566,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Stratasys Ltd.*	53,552	$6,468,011

		11,034,714

Total Information Technology		332,641,158

Total Common Stocks (92.3%) (Cost $780,993,973)		989,655,740

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%(b)*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (92.3%) (Cost $784,508,104)		989,655,740
Other Assets Less Liabilities (7.7%)		82,376,198

Net Assets (100%)		$1,072,031,938

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $3,083,760 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$164,214,283	$3,083,760	$—		$167,298,043
Consumer Staples	72,968,415	—	—		72,968,415
Energy	8,798,008	—	—		8,798,008
Financials	90,080,749	—	—		90,080,749
Health Care	197,468,102	—	—		197,468,102
Industrials	115,282,636	5,118,629	—		120,401,265
Information Technology	332,641,158	—	—		332,641,158
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—

Total Assets	$981,453,351	$8,202,389	$—		$989,655,740

Total Liabilities	$—	$—	$—		$—

Total	$981,453,351	$8,202,389	$—		$989,655,740

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$360,543,582
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$484,006,559

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278,337,183
Aggregate gross unrealized depreciation	(72,231,840)

Net unrealized appreciation	$206,105,343

Federal income tax cost of investments	$783,550,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (9.3%)
Commodity Chemicals (0.9%)
LyondellBasell Industries N.V., Class A	1,568	$170,379

Diversified Chemicals (0.6%)
Dow Chemical Co.	2,400	125,856

Fertilizers & Agricultural Chemicals (4.5%)
Agrium, Inc.	618	54,938
CF Industries Holdings, Inc.	224	62,545
Israel Chemicals Ltd.	1,909	13,736
Israel Corp., Ltd.*	12	6,754
K+S AG (Registered)	739	20,959
Monsanto Co.	3,425	385,347
Mosaic Co.	1,385	61,508
Potash Corp. of Saskatchewan, Inc.	3,625	125,521
Syngenta AG (Registered)	400	127,496
Yara International ASA	776	38,965

		897,769

Industrial Gases (0.9%)
Linde AG	300	57,652
Praxair, Inc.	972	125,388

		183,040

Specialty Chemicals (2.4%)
Akzo Nobel N.V.	800	54,816
Celanese Corp.	1,100	64,372
Croda International plc	900	29,954
Cytec Industries, Inc.	800	37,832
Ecolab, Inc.	656	75,328
International Flavors & Fragrances, Inc.	600	57,528
Sherwin-Williams Co.	700	153,294

		473,124

Total Chemicals		1,850,168

Construction Materials (1.1%)
Construction Materials (1.1%)
Cemex S.A.B. de C.V. (ADR)*	10,916	142,345
Eagle Materials, Inc.	500	50,915
HeidelbergCement AG	400	26,433

Total Construction Materials		219,693

Containers & Packaging (0.2%)
Paper Packaging (0.2%)
Sealed Air Corp.	900	31,392

Total Containers & Packaging		31,392

Energy Equipment & Services (2.5%)
Oil & Gas Drilling (0.4%)
Helmerich & Payne, Inc.	500	48,935
Patterson-UTI Energy, Inc.	1,000	32,530

		81,465

Oil & Gas Equipment & Services (2.1%)
Halliburton Co.	4,137	266,877
Mullen Group Ltd.	1,293	29,533
ShawCor Ltd.	778	39,249
Weatherford International plc*	3,700	76,960

		412,619

Total Energy Equipment & Services		494,084

Food Products (1.1%)
Agricultural Products (1.1%)
Archer-Daniels-Midland Co.	2,805	143,335
Bunge Ltd.	631	53,149
Golden Agri-Resources Ltd.	29,974	12,101
Wilmar International Ltd.	7,699	18,649

Total Food Products		227,234

Metals & Mining (18.8%)
Aluminum (0.7%)
Alcoa, Inc.	5,024	80,837
Alumina Ltd.*	10,822	16,060
Norsk Hydro ASA	5,763	32,238

		129,135

Diversified Metals & Mining (11.9%)
Anglo American plc	5,985	134,284
Antofagasta plc	1,690	19,754
BHP Billiton Ltd.	13,763	408,139
BHP Billiton plc	16,359	454,824
Boliden AB	1,172	19,019
Copper Mountain Mining Corp.*	12,500	27,010
First Quantum Minerals Ltd.	5,432	104,862
Freeport-McMoRan, Inc.	4,452	145,358
Glencore plc*	73,021	406,273
Iluka Resources Ltd.	1,794	12,346
Lundin Mining Corp.*	14,705	72,609
Mitsubishi Materials Corp.	4,061	13,145
Rio Alto Mining Ltd.*	5,705	13,601
Rio Tinto Ltd.	1,868	97,445
Rio Tinto plc	6,375	313,300
Royal Nickel Corp.*	8,200	3,222
Sumitomo Metal Mining Co., Ltd.	2,370	33,365
Teck Resources Ltd., Class B	2,430	46,020
Turquoise Hill Resources Ltd.*	3,449	12,965
Western Areas Ltd.	10,297	38,947

		2,376,488

Gold (2.7%)
Agnico Eagle Mines Ltd.	885	25,595
Barrick Gold Corp.	4,991	73,398
Eldorado Gold Corp.	11,439	77,115
Franco-Nevada Corp.	668	32,787
Goldcorp, Inc.	6,384	147,181
Kinross Gold Corp.*	4,904	16,289
New Gold, Inc.*	2,158	10,925
Newcrest Mining Ltd.*	3,285	30,344
Newmont Mining Corp.	2,137	49,258
Primero Mining Corp.*	5,000	24,331
Randgold Resources Ltd.	377	25,724
Yamana Gold, Inc.	3,727	22,363

		535,310

Precious Metals & Minerals (0.1%)
Fresnillo plc	948	11,680

Silver (0.4%)
Silver Wheaton Corp.	4,232	84,417

Steel (3.0%)
ArcelorMittal S.A.	4,282	58,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Daido Steel Co., Ltd.	1,278	$5,092
Fortescue Metals Group Ltd.	6,671	20,326
Hitachi Metals Ltd.	874	15,747
JFE Holdings, Inc.	2,126	42,423
Kobe Steel Ltd.	12,803	20,779
Maruichi Steel Tube Ltd.	212	5,206
Nippon Steel & Sumitomo Metal Corp.	32,428	84,149
Nucor Corp.	3,739	202,952
ThyssenKrupp AG*	4,001	104,986
Voestalpine AG	481	19,016
Yamato Kogyo Co., Ltd.	189	6,307

		585,934

Total Metals & Mining		3,722,964

Oil, Gas & Consumable Fuels (64.1%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	1,696	29,924
CONSOL Energy, Inc.	986	37,330
Fission Uranium Corp.*	26,200	22,692
Peabody Energy Corp.	1,163	14,398

		104,344

Integrated Oil & Gas (38.4%)
BG Group plc	14,614	270,083
BP plc	79,007	580,789
Cenovus Energy, Inc.	3,244	87,273
Chevron Corp.	9,220	1,100,130
Eni S.p.A.	10,902	259,836
Exxon Mobil Corp.	20,877	1,963,483
Galp Energia SGPS S.A.	1,653	26,870
Hess Corp.	1,212	114,316
Husky Energy, Inc.	1,476	40,513
Imperial Oil Ltd.	1,272	60,093
Occidental Petroleum Corp.	3,367	323,737
OMV AG	632	21,269
Origin Energy Ltd.	4,730	61,996
Repsol S.A.	4,366	103,672
Royal Dutch Shell plc, Class A	27,308	1,057,425
Statoil ASA	4,783	130,430
Suncor Energy, Inc.	15,980	578,302
Total S.A.	12,585	817,823

		7,598,040

Oil & Gas Exploration & Production (23.4%)
Anadarko Petroleum Corp.	4,090	414,890
Antero Resources Corp.*	225	12,350
Apache Corp.	1,653	155,167
ARC Resources Ltd.	1,352	35,673
Athabasca Oil Corp.*	1,375	7,035
Bankers Petroleum Ltd.*	12,500	60,159
Baytex Energy Corp.	708	26,772
Cabot Oil & Gas Corp.	4,889	159,821
Canadian Natural Resources Ltd.	7,085	275,252
Canadian Oil Sands Ltd.	2,077	38,315
Chesapeake Energy Corp.	2,284	52,509
Cimarex Energy Co.	873	110,461
Cobalt International Energy, Inc.*	1,238	16,837
Concho Resources, Inc.*	1,451	181,941
ConocoPhillips Co.	5,262	402,648
Continental Resources, Inc.*	2,197	146,057
Crescent Point Energy Corp.	1,762	63,592
Crew Energy, Inc.*	3,200	28,258
DeeThree Exploration Ltd.*	3,800	30,876
Denbury Resources, Inc.	1,507	22,650
Devon Energy Corp.	1,661	113,247
Encana Corp.	3,176	67,436
Energen Corp.	312	22,539
Enerplus Corp.	875	16,610
EOG Resources, Inc.	4,500	445,590
EQT Corp.	1,961	179,510
Gran Tierra Energy, Inc.*	5,887	32,538
INPEX Corp.	3,760	53,122
Kelt Exploration Ltd.*	1,750	18,751
Lundin Petroleum AB*	933	15,787
Marathon Oil Corp.	2,898	108,936
MEG Energy Corp.*	668	20,506
Murphy Oil Corp.	731	41,601
Noble Energy, Inc.	2,346	160,373
Pacific Rubiales Energy Corp.	1,344	22,537
Paramount Resources Ltd., Class A*	1,198	68,621
Pengrowth Energy Corp.	2,258	11,835
Penn West Petroleum Ltd.	2,111	14,306
Peyto Exploration & Development Corp.	626	19,753
Pioneer Natural Resources Co.	1,294	254,879
QEP Resources, Inc.	733	22,562
Range Resources Corp.	2,534	171,831
Santos Ltd.	4,188	50,125
Southwestern Energy Co.*	1,513	52,879
Talisman Energy, Inc.	4,440	38,416
Tamarack Valley Energy Ltd.*	4,800	28,244
Tourmaline Oil Corp.*	1,339	59,337
Tullow Oil plc	3,901	40,759
Vermilion Energy, Inc.	439	26,725
Whiting Petroleum Corp.*	1,510	117,101
Woodside Petroleum Ltd.	3,178	112,969

		4,650,688

Oil & Gas Refining & Marketing (0.9%)
Keyera Corp.	1,300	104,736
Phillips 66	900	73,179

		177,915

Oil & Gas Storage & Transportation (0.9%)
Enbridge, Inc.	1,200	57,442
Pembina Pipeline Corp.	1,400	58,978
Spectra Energy Corp.	1,700	66,741

		183,161

Total Oil, Gas & Consumable Fuels		12,714,148

Paper & Forest Products (1.1%)
Forest Products (0.4%)
West Fraser Timber Co., Ltd.	1,554	75,969

Paper Products (0.7%)
International Paper Co.	1,764	84,213
Oji Holdings Corp.	2,615	9,895
Stora Enso Oyj, Class R	2,359	19,680
UPM-Kymmene Oyj	2,281	32,584

		146,372

Total Paper & Forest Products		222,341

Total Investments (98.2%) (Cost $18,897,634)		19,482,024
Other Assets Less Liabilities (1.8%)		363,863

Net Assets (100%)		$19,845,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	6.1%
Austria	0 .2
Canada	15.9
Colombia	0 .1
Finland	0 .3
France	4 .1
Germany	1 .1
Israel	0 .1
Italy	1 .3
Japan	1 .5
Luxembourg	0 .3
Mexico	0 .8
Netherlands	5 .6
Norway	1 .0
Portugal	0 .1
Singapore	0 .1
Spain	0 .5
Sweden	0 .2
Switzerland	3 .1
United Kingdom	7 .6
United States	48 .2
Cash and Other	1 .8

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$196,484	$30,750	$—	$227,234
Energy	9,605,277	3,602,955	—	13,208,232
Materials	3,157,765	2,888,793	—	6,046,558

Total Assets	$12,959,526	$6,522,498	$—	$19,482,024

Total Liabilities	$—	$—	$—	$—

Total	$12,959,526	$6,522,498	$—	$19,482,024

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,865,275
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,346,822

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,706,339
Aggregate gross unrealized depreciation	(1,148,249)

Net unrealized appreciation	$558,090

Federal income tax cost of investments	$18,923,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.5%)
AMBEV S.A. (ADR)	138,710	$908,551
BM&F Bovespa S.A.	210,200	964,374
Embraer S.A. (ADR)	37,306	1,463,141
Itau Unibanco Holding S.A. (Preference) (ADR)	95,221	1,321,667
Vale S.A. (ADR)	49,050	540,041

		5,197,774

Cayman Islands (0.1%)
Theravance Biopharma, Inc.*	7,824	180,343

China (0.5%)
Alibaba Group Holding Ltd. (ADR)*	2,800	248,780
JD.com, Inc. (ADR)*	17,196	444,001

		692,781

Denmark (0.4%)
FLSmidth & Co. A/S	11,858	567,393

France (7.3%)
Airbus Group N.V.	44,439	2,796,331
Kering	11,774	2,374,179
LVMH Moet Hennessy Louis Vuitton S.A.	15,011	2,440,106
Societe Generale S.A.	22,464	1,146,843
Technip S.A.	25,121	2,113,474

		10,870,933

Germany (9.7%)
Allianz SE (Registered)	14,523	2,354,359
Bayer AG (Registered)	16,528	2,315,114
Bayerische Motoren Werke (BMW) AG (Preference)	31,758	2,584,412
Deutsche Bank AG (Registered)	36,083	1,265,836
Linde AG	7,724	1,484,345
SAP SE	36,255	2,614,716
Siemens AG (Registered)	14,092	1,679,682

		14,298,464

India (2.9%)
DLF Ltd.	473,327	1,156,111
ICICI Bank Ltd. (ADR)	42,633	2,093,280
Zee Entertainment Enterprises Ltd.	196,213	998,062

		4,247,453

Ireland (1.1%)
Shire plc	18,128	1,569,330

Italy (1.4%)
Brunello Cucinelli S.p.A.	3,201	66,791
Gtech S.p.A.	30,860	733,171
Prysmian S.p.A.	26,347	489,513
Tod’s S.p.A.	8,484	840,648

		2,130,123

Japan (10.3%)
Dai-ichi Life Insurance Co., Ltd.	109,863	1,630,791
FANUC Corp.	5,682	1,026,309
KDDI Corp.	38,449	2,311,322
Keyence Corp.	4,989	2,168,231
Kyocera Corp.	32,340	1,507,087
Murata Manufacturing Co., Ltd.	25,117	2,855,792
Nidec Corp.	29,064	1,966,308
Seibu Holdings, Inc.	17,500	349,441
Sumitomo Mitsui Financial Group, Inc.	33,744	1,375,604

		15,190,885

Mexico (0.8%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	12,952	1,192,232

Russia (1.0%)
Alrosa AO†	388,726	348,514
Gazprom OAO (BATS Europe Exchange) (ADR)	44,980	313,961
Gazprom OAO (London Stock Exchange) (ADR)	15,090	106,234
Moscow Exchange MICEX-RTS OAO†	466,749	689,585

		1,458,294

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria S.A.	165,096	1,991,618
Inditex S.A.	83,490	2,306,763
Repsol S.A.	47,173	1,120,139

		5,418,520

Sweden (4.1%)
Assa Abloy AB, Class B	43,196	2,230,436
Telefonaktiebolaget LM Ericsson, Class B	302,034	3,834,024

		6,064,460

Switzerland (5.2%)
Credit Suisse Group AG (Registered)*	68,874	1,909,599
Nestle S.A. (Registered)	19,426	1,429,430
Roche Holding AG	6,176	1,831,387
UBS AG (Registered)*	147,455	2,573,165

		7,743,581

United Kingdom (4.0%)
Circassia Pharmaceuticals plc*	123,500	608,645
Earthport plc*	316,279	221,758
Prudential plc	116,198	2,592,031
Unilever plc	59,748	2,503,843

		5,926,277

United States (41.7%)
3M Co.	13,257	1,878,252
Adobe Systems, Inc.*	35,070	2,426,493
Aetna, Inc.	29,472	2,387,232
Allergan, Inc.	9,406	1,676,055
Altera Corp.	71,667	2,564,245
Biogen Idec, Inc.*	3,750	1,240,537
BioMarin Pharmaceutical, Inc.*	10,970	791,595
Celldex Therapeutics, Inc.*	57,970	751,291
Citigroup, Inc.	55,816	2,892,385
Clovis Oncology, Inc.*	13,600	616,896
Colgate-Palmolive Co.	41,563	2,710,739
eBay, Inc.*	56,977	3,226,608
Emerson Electric Co.	19,908	1,245,843
Facebook, Inc., Class A*	28,825	2,278,328
FNF Group	30,858	856,001
FNFV Group*	3,914	53,857
Gilead Sciences, Inc.*	19,015	2,024,147
Goldman Sachs Group, Inc.	11,798	2,165,759
Google, Inc., Class A*	3,657	2,151,815
Google, Inc., Class C*	3,677	2,122,953
Intuit, Inc.	28,525	2,500,216
Maxim Integrated Products, Inc.	74,369	2,248,919
McDonald’s Corp.	14,170	1,343,458
McGraw Hill Financial, Inc.	39,634	3,347,091
Medivation, Inc.*	6,663	658,771
Microsoft Corp.	28,216	1,308,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.	13,962	$839,535
Theravance, Inc.	32,514	555,664
Tiffany & Co.	22,802	2,196,061
United Parcel Service, Inc., Class B	16,428	1,614,708
Vertex Pharmaceuticals, Inc.*	16,118	1,810,213
Walt Disney Co.	37,217	3,313,429
WellPoint, Inc.	20,325	2,431,276
Zimmer Holdings, Inc.	14,706	1,478,688

		61,707,154

Total Common Stocks (97.7%) (Cost $102,186,438)		144,455,997

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	3,575,691	48,633

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/13/14* (Cost $—)	165,096	16,473

Total Investments (97.7%) (Cost $102,186,438)		144,521,103
Other Assets Less Liabilities (2.3%)		3,360,423

Net Assets (100%)		$147,881,526

*	Non-income producing.

†	Securities (totaling $1,038,099 or 0.7% of net assets) at fair value by management.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	13.3%
Consumer Staples	5.9
Energy	2.5
Financials	21.9
Health Care	16.1
Industrials	11.7
Information Technology	23.2
Materials	1.6
Telecommunication Services	1.5
Cash and Other	2.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,296,949	$12,344,132	$—	$19,641,081
Consumer Staples	4,811,522	3,933,273	—	8,744,795
Energy	313,961	3,339,847	—	3,653,808
Financials	13,694,414	17,995,957	689,585	32,379,956
Health Care	17,442,243	6,324,476	—	23,766,719
Industrials	6,201,944	11,105,413	—	17,307,357
Information Technology	21,076,451	13,201,608	—	34,278,059
Materials	540,041	1,484,345	348,514	2,372,900
Telecommunication Services	—	2,311,322	—	2,311,322
Preferred Stocks
Consumer Discretionary	—	48,633	—	48,633
Rights
Financials	—	16,473	—	16,473

Total Assets	$71,377,525	$72,105,479	$1,038,099	$144,521,103

Total Liabilities	$—	$—	$—	$—

Total	$71,377,525	$72,105,479	$1,038,099	$144,521,103

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,003,900
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,950,842

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,056,850
Aggregate gross unrealized depreciation	(2,385,232)

Net unrealized appreciation	$41,671,618

Federal income tax cost of investments	$102,849,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.8%)
Asset-Backed Securities (4.8%)
ALM Loan Funding,
Series 2011-4A A
1.473%, 7/18/22(l)§		$250,000	$249,437
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.204%, 9/25/34(l)		198,925	182,916
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1
0.315%, 5/25/36(l)		59,086	56,554
Series 2006-NC1 A1
0.325%, 4/25/36(l)		89,949	84,356
Series 2007-CH2 AV1
0.315%, 1/25/37(l)		83,526	79,141
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.010%, 11/25/34(l)		82,458	79,289
RAAC Trust,
Series 2007-SP3 A1
1.355%, 9/25/47(l)		80,463	79,404
RAMP Trust,
Series 2006-RZ4 A2
0.335%, 10/25/36(l)		245,505	241,395
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1
1.154%, 8/25/37(l)		73,369	67,651
Symphony CLO Ltd.,
Series 2012-8AR AR
1.335%, 1/9/23(l)§		250,000	250,000

			1,370,143

Non-Agency CMO (1.0%)
Hercules Eclipse plc,
Series 2006-4 A
0.798%, 10/25/18(l)(m)	GBP	93,391	148,107
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.637%, 4/25/35(l)		$98,710	97,285
Lehman Mortgage Trust,
Series 2005-3 4A1
5.521%, 1/25/36(l)		61,910	56,365

			301,757

Total Asset-Backed and Mortgage-Backed Securities			1,671,900

Corporate Bonds (5.6%)
Consumer Discretionary (1.4%)
Media (1.4%)
DISH DBS Corp.
7.125%, 2/1/16		$200,000	212,000
Reed Elsevier Investments plc
5.625%, 10/20/16	GBP	100,000	174,714

Total Consumer Discretionary			386,714

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Petrobras Global Finance B.V.
2.595%, 3/17/17(l)		$200,000	202,232
Sabine Pass LNG LP
7.500%, 11/30/16		200,000	212,020

Total Energy			414,252

Financials (2.8%)
Banks (0.7%)
JPMorgan Chase & Co.
0.784%, 4/25/18(l)		200,000	201,224

Consumer Finance (1.8%)
Ally Financial, Inc.
3.500%, 7/18/16		100,000	101,130
5.500%, 2/15/17		200,000	208,250
Navient LLC
3.875%, 9/10/15		200,000	202,760

			512,140

Real Estate Management & Development (0.3%)
Deutsche Annington Finance B.V.
3.200%, 10/2/17(m)		100,000	102,404

Total Financials			815,768

Total Corporate Bonds			1,616,734

Government Securities (106.5%)
Foreign Governments (55.1%)
Australia Government Bond
1.250% 2/21/22(m)	AUD	100,000	94,577
3.430% 9/20/25(m)		200,000	237,514
4.500% 4/21/33(m)		100,000	93,333
Autonomous Community of Catalonia
4.750% 6/4/18	EUR	100,000	137,397
Autonomous Community of Valencia Spain
4.375% 7/16/15		100,000	128,997
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/1/25	BRL	1,300,000	458,753
Canadian Government Bond
6.387% 12/1/21	CAD	302,610	350,381
1.631% 12/1/44		108,737	116,343
Denmark Government Bond
0.103% 11/15/23	DKK	3,624,915	637,226
Deutsche Bundesrepublik Inflation Linked Bond
1.910% 4/15/20	EUR	250,981	361,530
0.103% 4/15/23		154,706	205,742
France Government Bond OAT
1.136% 7/25/17		113,195	150,746
0.260% 7/25/18		1,346,657	1,774,153
0.100% 7/25/21		403,532	532,706
1.189% 7/25/22		493,793	700,717
2.250% 5/25/24		300,000	415,746
0.254% 7/25/24		182,133	240,275
0.703% 7/25/30(m)		199,770	268,965
Italy Buoni Poliennali Del Tesoro
1.717% 9/15/18		100,699	135,390
2.550% 10/22/16(m)		290,223	380,932
2.250% 4/22/17(m)		610,470	801,680
2.266% 9/15/21(m)		107,916	149,517
2.783% 9/15/41(m)		108,222	148,799
Mexican Bonos de Proteccion al Ahorro
2.970% 1/30/20(l)	MXN	900,000	67,181
New Zealand Government Bond
3.000% 4/15/20(m)	NZD	100,000	73,976
2.056% 9/20/25(m)		600,000	464,469
Republic of Greece
5.250% 2/1/16	JPY	10,500,000	96,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Sweden
0.250% 6/1/22	SEK	755,707	$109,903
Spain Government Bond
3.800% 4/30/24(m)	EUR	200,000	290,906
United Kingdom Gilt
0.125% 3/22/24(m)	GBP	686,413	1,176,997
1.250% 11/22/32(m)		842,985	1,780,481
0.625% 11/22/42(m)		18,074	37,702
0.125% 3/22/44(m)		482,597	885,156
0.250% 3/22/52(m)		423,052	835,925
0.125% 3/22/58(m)		400,176	778,346
0.375% 3/22/62(m)		37,994	83,653
0.128% 3/22/68(m)		143,532	292,186
United Mexican States
4.000% 11/8/46	MXN	4,144,692	337,582

			15,832,745

U.S. Treasuries (51.4%)
U.S. Treasury Bonds
2.375% 1/15/25 TIPS		$505,580	591,617
2.000% 1/15/26 TIPS		96,031	109,186
1.750% 1/15/28 TIPS(z)		1,694,503	1,884,321
3.875% 4/15/29 TIPS		289,854	408,808
2.125% 2/15/41 TIPS		293,744	365,266
1.375% 2/15/44 TIPS(z)		1,052,938	1,125,343
3.125% 8/15/44		200,000	196,730
U.S. Treasury Notes
1.625% 1/15/15 TIPS#(z)		748,644	749,141
0.500% 4/15/15 TIPS		549,690	549,969
0.125% 4/15/16 TIPS(z)		2,158,740	2,183,866
0.125% 4/15/17 TIPS		283,219	286,989
2.625% 7/15/17 TIPS(z)		574,770	626,615
0.125% 4/15/18 TIPS		206,134	207,748
0.125% 4/15/19 TIPS(z)		2,135,217	2,140,052
1.375% 1/15/20 TIPS		110,175	117,165
1.250% 7/15/20 TIPS		655,476	695,757
1.125% 1/15/21 TIPS		32,674	34,267
2.250% 4/30/21		100,000	100,487
0.125% 1/15/22 TIPS		73,685	71,989
0.125% 7/15/22 TIPS		103,604	101,122
0.125% 1/15/23 TIPS(z)		1,254,099	1,213,245
0.375% 7/15/23 TIPS(z)		819,016	810,007
0.125% 7/15/24 TIPS		200,678	192,671

			14,762,361

Total Government Securities			30,595,106

Total Long-Term Debt Securities (117.9%) (Cost $34,054,319)			33,883,740

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.9%)
Banco Bilbao Vizcaya Argentaria/New York
0.98%, 10/23/15(l)(p)		$250,000	249,947

Government Securities (16.1%)
Federal Home Loan Mortgage Corp.
0.04%, 2/6/15(o)(p)		4,500,000	4,499,307
Hellenic Republic Treasury Bills
0.12%, 10/10/14(p)	EUR	100,000	126,301

Total Government Securities			4,625,608

Total Short-Term Investments (17.0%) (Cost $4,887,478)			4,875,555

Total Investments Before Options Written (134.9%) (Cost $38,941,797)			38,759,295

	Number of Contracts		Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
Euro-Bund
October 2014 @ $150.00*		(1)	(644)
October 2014 @ $150.50*		(4)	(1,668)

			(2,312)

Put Options Written (0.0%)
Euro-Bund
October 2014 @ $146.00*		(1)	(25)
October 2014 @ $146.50*		(4)	(202)

			(227)

Total Options Written (0.0%) (Premiums Received $3,130)			(2,539)

Total Investments after Options Written (134.9%) (Cost $38,938,667)			38,756,756
Other Assets Less Liabilities (-34.9%)			(10,019,232)

Net Assets (100%)			$28,737,524

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $499,437 or 1.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $62,428.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $9,125,625 or 31.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2014.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Brazil	1.6
Canada	1.6
Cayman Islands	1.7
Denmark	2.2
France	14.2
Germany	2.0
Greece	0.8
Italy	5.6
Mexico	1.4
Netherlands	1.1
New Zealand	1.9
Spain	2.8
Sweden	0.4
United Kingdom	21.6
United States	74.5
Cash and Other	(34.9)

100.0%

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	5	December-14	$620,941	$623,203	$2,262
90 Day Eurodollar	4	March-16	986,904	986,150	(754)

					$1,508

Sales
5 Year U.S. Treasury Notes	12	December-14	1,422,365	1,419,094	3,271
Euro-Bund	7	December-14	1,321,958	1,323,550	(1,592)
U.S. Ultra Bond	5	December-14	766,406	762,500	3,906

					5,585

					$7,093

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	481	$421,140	$427,084	$(5,944)
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Credit Suisse	1,076	439,715	447,904	(8,189)
British Pound vs. U.S. Dollar, expiring 10/2/14	Bank of America	3,968	6,432,723	6,489,422	(56,699)
British Pound vs. U.S. Dollar, expiring 11/4/14	Bank of America	358	580,197	581,026	(829)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/15/14	Credit Suisse	128	38,924	39,858	(934)
Malaysian Ringgit vs. U.S. Dollar, expiring 2/26/15	Bank of America	128	38,581	38,640	(59)
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Bank of America	568	42,067	43,467	(1,400)

					$(74,054)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	481	$447,844	$421,140	$26,704
Australian Dollar vs. U.S. Dollar, expiring 11/4/14	Bank of America	481	426,071	420,100	5,971
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Bank of America	622	272,761	254,007	18,754
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Bank of America	455	197,346	185,708	11,638
Brazilian Real vs. U.S. Dollar, expiring 11/4/14	Credit Suisse	1,076	443,960	435,595	8,365
British Pound vs. U.S. Dollar, expiring 10/2/14	Bank of America	3,968	6,578,944	6,432,723	146,221
British Pound vs. U.S. Dollar, expiring 11/4/14	Bank of America	3,968	6,487,680	6,430,793	56,887
Canadian Dollar vs. U.S. Dollar, expiring 10/16/14	Credit Suisse	503	455,246	448,969	6,277
Danish Krone vs. U.S. Dollar, expiring 11/13/14	Credit Suisse	3,480	626,577	590,606	35,971
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Bank of America	114	150,500	143,988	6,512
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Credit Suisse	5,419	7,143,326	6,844,468	298,858
European Union Euro vs. U.S. Dollar, expiring 11/4/14	Bank of America	5,533	7,050,536	6,990,046	60,490
European Union Euro vs. U.S. Dollar, expiring 11/4/14	Bank of America	121	154,236	152,864	1,372
Japanese Yen vs. U.S. Dollar, expiring 10/2/14	Credit Suisse	34,400	331,094	313,654	17,440
Japanese Yen vs. U.S. Dollar, expiring 11/4/14	Bank of America	34,400	315,018	313,729	1,289
Malaysian Ringgit vs. U.S. Dollar, expiring 10/15/14	Bank of America	128	38,973	38,924	49
Malaysian Ringgit vs. U.S. Dollar, expiring 10/15/14	Credit Suisse	65	19,999	19,941	58
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Bank of America	5,242	400,091	388,228	11,863
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Bank of America	1,061	80,000	78,555	1,445
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	681	566,156	531,623	34,533
New Zealand Dollar vs. U.S. Dollar, expiring 11/4/14	Bank of America	681	537,821	529,786	8,035
Swedish Krona vs. U.S. Dollar, expiring 11/13/14	Credit Suisse	755	109,176	104,612	4,564

					$763,296

					$689,242

Options Written:

Options written for the nine months ended September 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	—	$—
Options Written	33	17,313
Options Terminated in Closing Purchase Transactions	(23)	(14,184)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2014	10	$3,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,370,143	$—	$1,370,143
Non-Agency CMO	—	301,757	—	301,757
Corporate Bonds
Consumer Discretionary	—	386,714	—	386,714
Energy	—	414,252	—	414,252
Financials	—	815,768	—	815,768
Forward Currency Contracts	—	763,296	—	763,296
Futures	9,439	—	—	9,439
Government Securities
Foreign Governments	—	15,832,745	—	15,832,745
U.S. Treasuries	—	14,762,361	—	14,762,361
Short-Term Investments	—	4,875,555	—	4,875,555

Total Assets	$9,439	$39,522,591	$—	$39,532,030

Liabilities:
Forward Currency Contracts	$—	$(74,054)	$—	$(74,054)
Futures	(2,346)	—	—	(2,346)
Options Written
Call Options Written	(2,312)	—	—	(2,312)
Put Options Written	(227)	—	—	(227)

Total Liabilities	$(4,885)	$(74,054)	$—	$(78,939)

Total	$4,554	$39,448,537	$—	$39,453,091

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,407,963
Long-term U.S. government debt securities	20,602,092

$36,010,055

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,731,288
Long-term U.S. government debt securities	16,612,616

$21,343,904

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,108
Aggregate gross unrealized depreciation	(751,908)

Net unrealized depreciation	$(352,800)

Federal income tax cost of investments	$39,112,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.3%)
Asset-Backed Securities (13.0%)
Access Group, Inc.,
Series 2008-1 A
1.534%, 10/27/25(l)	$7,200,194	$7,260,521
American Express Credit Account Master Trust,
Series 2012-3 A
0.304%, 3/15/18(l)	3,471,000	3,470,265
AmeriCredit Automobile Receivables Trust,
Series 2014-3 A2B
0.475%, 4/9/18(l)	8,000,000	8,000,256
Chase Issuance Trust,
Series 2012-A5 A5
0.590%, 8/15/17	1,041,000	1,042,151
Series 2014-A3 A3
0.354%, 5/15/18(l)	10,700,000	10,701,412
Citibank Credit Card Issuance Trust,
Series 2003-A7 A7
4.150%, 7/7/17	4,500,000	4,627,153
Series 2005-A2 A2
4.850%, 3/10/17	9,100,000	9,277,719
Series 2013-A11 A11
0.396%, 2/7/18(l)	20,000,000	20,010,928
Series 2014-A3 A3
0.353%, 5/9/18(l)	20,000,000	19,996,766
Citibank Omni Master Trust,
Series 2009-A17 A17
4.900%, 11/15/18§	20,272,000	20,377,226
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.235%, 1/25/37(l)	79,014	50,800
CNH Equipment Trust,
Series 2014-B A2
0.480%, 8/15/17	3,000,000	2,997,347
COA Summit CLO Ltd.,
Series 2014-1A A1
1.584%, 4/20/23(l)§	21,400,000	21,405,821
Dell Equipment Finance Trust,
Series 2014-1 A2
0.640%, 7/22/16§	5,000,000	4,999,850
Drug Royalty II LP 2,
Series 2014-1 A1
3.084%, 7/15/23(b)(l)§	1,765,565	1,776,918
Educational Services of America, Inc.,
Series 2012-2 A
0.884%, 4/25/39(l)§	2,277,309	2,288,692
EFS Volunteer LLC,
Series 2010-1 A1
1.084%, 10/26/26(l)§	578,604	582,556
Ford Credit Auto Lease Trust,
Series 2013-B A2B
0.424%, 1/15/16(l)	3,430,416	3,431,607
Series 2014-A A2B
0.334%, 10/15/16(l)	10,000,000	9,996,759
GSAA Home Equity Trust,
Series 2007-6 A4
0.455%, 5/25/47(l)	348,406	254,252
Honda Auto Receivables Owner Trust,
Series 2014-2 A2
0.390%, 9/19/16	12,400,000	12,394,175
National Collegiate Student Loan Trust,
Series 2005-1 A4
0.394%, 11/27/28(l)	1,758,016	1,728,056
Series 2007-1 A2
0.285%, 11/27/28(l)	3,477,270	3,454,204
National Credit Union Administration Guaranteed Notes,
Series 2010-A1 A
0.502%, 12/7/20(l)	1,387,422	1,390,009
Navient Student Loan Trust,
Series 2014-CTA A
0.854%, 9/16/24(l)§	7,271,852	7,271,848
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4
0.375%, 8/26/19(l)	117,860	117,811
Nelnet Student Loan Trust,
Series 2008-4 A2
0.934%, 7/25/18(l)	62,188	62,205
Nissan Auto Lease Trust,
Series 2013-B A2B
0.424%, 1/15/16(l)	1,534,156	1,534,881
Nissan Auto Receivables Owner Trust,
Series 2014-A A2
0.420%, 11/15/16	9,656,205	9,657,427
Northstar Education Finance, Inc.,
Series 2004-2 A2
0.375%, 1/30/17(l)	3,477,327	3,473,848
Series 2012-1 A
0.855%, 12/26/31(l)§	3,192,096	3,191,393
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.365%, 10/1/35(l)	1,075,013	1,094,447
Santander Drive Auto Receivables Trust,
Series 2014-1 A2A
0.660%, 6/15/17	4,239,052	4,240,383
SLC Student Loan Trust,
Series 2005-2 A2
0.314%, 6/15/22(l)	7,362,776	7,352,835
Series 2006-2 A4
0.314%, 6/15/22(l)	664,688	663,107
SLM Student Loan Trust,
Series 2004-10 A5B
0.634%, 4/25/23(l)§	12,159,875	12,176,254
Series 2004-9 A5
0.384%, 1/27/20(l)	5,126,341	5,116,711
Series 2007-3 A3
0.274%, 4/25/19(l)	6,040,000	6,003,724
Series 2008-2 A2
0.684%, 1/25/17(l)	711,142	711,429
Series 2008-9 A
1.734%, 4/25/23(l)	8,559,677	8,851,767
Series 2010-1 A
0.555%, 3/25/25(l)	6,951,088	6,957,360
Series 2012-7 A1
0.315%, 2/27/17(l)	791,932	791,753
Series 2013-3 A2
0.455%, 5/26/20(l)	10,000,000	9,992,840

		260,777,466

Non-Agency CMO (5.3%)
Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	240	241
Series 2005-61 2A1
0.434%, 12/25/35(l)	13,826	12,248
Series 2005-62 2A1
1.117%, 12/25/35(l)	128,453	107,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-OA22 A1
0.315%, 2/25/47(l)	$424,237	$365,820
Series 2007-OA7 A1A
0.335%, 5/25/47(l)	100,512	87,013
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.344%, 5/25/46(l)	4,641,211	3,533,818
Banc of America Commercial Mortgage, Inc.,
Series 2006-2 A4
5.920%, 5/10/45(l)	1,318,971	1,389,513
Series 2006-6 A2
5.309%, 10/10/45	151,044	151,799
Series 2006-6 A3
5.369%, 10/10/45	590,066	601,183
Series 2007-3 A4
5.790%, 6/10/49(l)	971,874	1,057,059
Series 2007-4 A4
5.948%, 2/10/51(l)	758,360	830,003
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	6,516	6,729
BCAP LLC Trust,
Series 2006-AA2 A1
0.325%, 1/25/37(l)	505,985	384,582
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.667%, 2/25/33(l)	7,654	7,295
Series 2003-3 3A2
2.498%, 5/25/33(l)	41,890	41,399
Series 2003-8 2A1
2.740%, 1/25/34(l)	3,627	3,697
Series 2003-8 4A1
2.759%, 1/25/34(l)	13,304	12,815
Series 2004-10 21A1
2.867%, 1/25/35(l)	1,346,039	1,340,120
Series 2005-2 A1
2.580%, 3/25/35(l)	55,685	56,397
Series 2005-2 A2
2.528%, 3/25/35(l)	13,887	13,610
Series 2005-5 A1
2.160%, 8/25/35(l)	17,564	17,863
Series 2005-5 A2
2.260%, 8/25/35(l)	310,348	308,202
Series 2007-3 1A1
2.926%, 5/25/47(l)	4,088,028	3,495,800
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.617%, 9/25/35(l)	1,451,821	1,281,965
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	616,729	640,013
Series 2006-PW11 A4
5.600%, 3/11/39(l)	1,591,425	1,667,048
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.510%, 5/25/35(l)	20,524	20,008
Series 2005-11 A2A
2.510%, 10/25/35(l)	382,506	370,330
Series 2005-12 2A1
0.955%, 8/25/35(l)§	593,725	465,200
Series 2005-6 A1
2.227%, 9/25/35(l)	24,278	23,881
Series 2005-6 A2
2.280%, 9/25/35(l)	113,330	109,943
Series 2009-6 4A1
2.698%, 4/25/37(l)§	385,889	386,253
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	2,483,551	2,632,983
Series 2007-CD4 A1A
5.289%, 12/11/49(l)	970,203	1,030,885
Commercial Mortgage Trust,
Series 2012-9W57 A
2.365%, 2/10/29§	4,859,368	4,966,736
Series 2012-LC4 A1
1.156%, 12/10/44	1,879,325	1,884,734
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.497%, 10/19/32(l)	3,411	3,353
Series 2003-HYB3 7A1
2.399%, 11/19/33(l)	16,441	16,162
Series 2004-12 11A1
2.624%, 8/25/34(l)	282,867	255,214
Series 2005-25 A11
5.500%, 11/25/35	414,574	395,718
Series 2005-3 1A2
0.444%, 4/25/35(l)	183,745	162,541
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2 A1A
5.857%, 3/15/39(l)	3,965,353	4,172,579
Series 2006-C3 A1A
5.999%, 6/15/38(l)	767,737	817,285
Series 2006-C4 A3
5.467%, 9/15/39	1,728,488	1,837,712
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.798%, 3/25/32(l)§	830	775
DBRR Trust,
Series 2013-EZ2 A
0.853%, 2/25/45(l)§†	2,635,978	2,634,949
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	142,159	142,580
Series 2005-AR2 7A1
4.855%, 10/25/35(l)	169,779	149,333
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.254%, 10/25/36(l)	2,067	1,273
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.956%, 12/5/31(l)§	1,336,418	1,336,418
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.207%, 6/25/34(l)	108,568	109,803
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.612%, 8/25/35(l)	205,244	195,733
GE Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	745,629
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.425%, 11/25/45(l)	24,650	19,274
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	1,416,517	1,456,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-GG9 A4
5.444%, 3/10/39	$3,470,977	$3,735,548
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	6,548,414	6,641,298
Series 2012-GC6 A1
1.282%, 1/10/45	1,147,110	1,151,948
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.660%, 9/25/35(l)	92,562	93,386
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.373%, 5/19/35(l)	21,294	18,283
Series 2006-1 2A1A
0.393%, 3/19/36(l)	145,817	106,243
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.544%, 12/25/34(l)	134,254	121,613
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3 A1A
4.818%, 1/15/42§	1,845,889	1,855,021
Series 2004-CBX A6
4.899%, 1/12/37	403,485	403,315
Series 2005-CB11 A4
5.335%, 8/12/37(l)	1,728,198	1,747,087
Series 2005-CB12 ASB
4.846%, 9/12/37	1,000,587	1,006,985
Series 2005-LDP2 A3A
4.678%, 7/15/42	75,765	75,728
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	3,316,389	3,375,284
Series 2007-CB18 A4
5.440%, 6/12/47	3,288,951	3,545,033
Series 2007-LD11 ASB
5.981%, 6/15/49(l)	829,165	870,724
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30(l)	2,776,782	2,821,063
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.635%, 11/21/34(l)	94,764	96,512
MASTR Alternative Loans Trust,
Series 2003-5 6A1
6.000%, 8/25/33	1,204,479	1,260,426
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.854%, 11/15/31(l)	38,512	38,406
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.572%, 10/25/35(l)	693,613	673,320
Series 2005-2 2A
2.350%, 10/25/35(l)	758,627	763,817
Series 2005-2 3A
1.154%, 10/25/35(l)	171,442	159,513
Series 2005-3 4A
0.405%, 11/25/35(l)	84,207	78,921
Series 2005-3 5A
0.405%, 11/25/35(l)	138,112	130,555
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49	1,388,391	1,474,605
Morgan Stanley Capital I, Inc.,
Series 2005-HQ7 A4
5.380%, 11/14/42(l)	648,616	669,337
Series 2005-T17 A5
4.780%, 12/13/41	841,872	844,673
Series 2007-IQ14 A2
5.610%, 4/15/49	118,932	119,947
Series 2011-C1 A1
2.602%, 9/15/47§	3,371,557	3,407,180
Series 2011-C2 A1
1.480%, 6/15/44§	198,267	198,443
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.991%, 8/12/45(l)§	1,811,344	1,969,935
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.594%, 12/15/30(l)	11,063	10,568
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39(l)§	694,195	737,167
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.495%, 6/25/35(l)§	46,746	42,375
Residential Accredit Loans, Inc.,
Series 2003-QS1 A9
0.704%, 1/25/33(l)	173,127	171,647
Series 2005-QO1 A1
0.455%, 8/25/35(l)	33,471	24,032
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.573%, 11/26/23(l)	1,137	1,107
Sequoia Mortgage Trust,
Series 10 2A1
0.914%, 10/20/27(l)	4,541	4,248
Series 2003-4 2A1
0.504%, 7/20/33(l)	1,321,081	1,279,229
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.473%, 2/25/34(l)	80,869	79,617
Series 2004-19 2A1
1.517%, 1/25/35(l)	27,551	22,908
Series 2005-17 3A1
2.530%, 8/25/35(l)	122,123	114,919
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.483%, 10/19/34(l)	59,924	56,256
Series 2005-AR5 A1
0.403%, 7/19/35(l)	126,276	115,048
Series 2005-AR5 A2
0.403%, 7/19/35(l)	197,144	182,440
Series 2006-AR4 2A1
0.344%, 6/25/36(l)	33,536	28,181
Series 2006-AR5 1A1
0.365%, 5/25/46(l)	1,168,082	869,871
Structured Asset Securities Corp. Trust,
Series 2006-11 A1
2.612%, 10/28/35(l)§	33,217	31,502
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	870,868	875,273
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A2
5.421%, 4/15/47	110,690	111,544
Series 2007-C32 A2
5.928%, 6/15/49(l)	395,761	399,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-WHL8 A1
0.234%, 6/15/20(l)§	$195,240	$195,240
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.525%, 3/23/45(l)§	5,832,226	5,972,008
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.317%, 11/25/42(l)	5,453	5,307
Series 2002-AR2 A
1.926%, 2/27/34(l)	3,862	3,757
Series 2003-AR1 A5
2.143%, 3/25/33(l)	519,238	518,687
Series 2004-AR1 A
2.406%, 3/25/34(l)	1,024,275	1,033,092
Series 2005-AR13 A1A1
0.444%, 10/25/45(l)	140,267	132,272
Series 2005-AR15 A1A1
0.415%, 11/25/45(l)	33,389	31,276
Series 2006-AR15 2A
2.168%, 11/25/46(l)	26,961	24,850
Series 2006-AR3 A1A
1.117%, 2/25/46(l)	50,937	47,595
Series 2006-AR7 3A
2.168%, 7/25/46(l)	145,578	132,476
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.618%, 9/25/34(l)	31,960	32,442
Series 2007-10 1A22
0.655%, 7/25/37(l)	701,654	601,050
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	775,991	781,946
Series 2011-C4 A1
1.607%, 6/15/44§	268,224	269,120
Series 2012-C6 A1
1.081%, 4/15/45	6,913,470	6,928,886

		105,078,437

Total Asset-Backed and Mortgage-Backed Securities		365,855,903

Corporate Bonds (55.2%)
Consumer Discretionary (3.6%)
Automobiles (2.3%)
BMW U.S. Capital LLC
0.574%, 6/2/17(l)(m)	$5,000,000	5,001,650
Daimler Finance North America LLC
1.300%, 7/31/15§	18,975,000	19,091,886
0.920%, 8/1/16(l)§	5,700,000	5,745,800
0.584%, 3/10/17(l)§	11,000,000	11,003,269
Volkswagen Group of America Finance LLC
0.605%, 5/23/17(l)§	5,340,000	5,345,479

		46,188,084

Household Durables (0.1%)
Newell Rubbermaid, Inc.
2.000%, 6/15/15	2,041,000	2,059,276

Media (1.1%)
Cox Communications, Inc.
5.450%, 12/15/14	8,640,000	8,725,401
7.250%, 11/15/15	1,800,000	1,923,314
Discovery Communications LLC
3.700%, 6/1/15	1,388,000	1,417,299
NBCUniversal Enterprise, Inc.
0.771%, 4/15/16(l)§	6,421,000	6,439,726
0.919%, 4/15/18(l)§	1,694,000	1,706,921
Time Warner, Inc.
5.875%, 11/15/16	347,000	380,865

		20,593,526

Specialty Retail (0.1%)
Lowe’s Cos., Inc.
0.654%, 9/10/19(l)	2,000,000	2,003,060

Total Consumer Discretionary		70,843,946

Consumer Staples (3.0%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	5,102,000	5,157,242
3.625%, 4/15/15	1,007,000	1,024,291
Foster’s Finance Corp.
4.875%, 10/1/14(b)§	1,666,000	1,665,995
PepsiCo, Inc.
0.436%, 7/30/15(l)	5,000,000	5,004,470
SABMiller Holdings, Inc.
1.850%, 1/15/15§	3,407,000	3,420,082
2.450%, 1/15/17§	9,025,000	9,235,432

		25,507,512

Food & Staples Retailing (0.6%)
CVS Health Corp.
1.200%, 12/5/16	400,000	400,428
Walgreen Co.
1.000%, 3/13/15	11,190,000	11,215,246

		11,615,674

Food Products (0.9%)
ConAgra Foods, Inc.
0.603%, 7/21/16(l)	17,000,000	16,991,394
Hershey Co.
1.500%, 11/1/16	347,000	351,414

		17,342,808

Tobacco (0.2%)
Altria Group, Inc.
4.125%, 9/11/15	1,341,000	1,384,006
Reynolds American, Inc.
1.050%, 10/30/15	2,971,000	2,976,609

		4,360,615

Total Consumer Staples		58,826,609

Energy (2.4%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	1,993,834

Oil, Gas & Consumable Fuels (2.3%)
Devon Energy Corp.
0.684%, 12/15/15(l)	18,610,000	18,662,730
1.875%, 5/15/17	1,694,000	1,711,790
Enterprise Products Operating LLC
5.600%, 10/15/14	1,180,000	1,182,187
5.000%, 3/1/15	1,138,000	1,159,457
3.700%, 6/1/15	3,235,000	3,301,323
1.250%, 8/13/15	3,235,000	3,247,282
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	1,300,000	1,306,877
Phillips 66
1.950%, 3/5/15	3,933,000	3,958,429
2.950%, 5/1/17	694,000	720,700
Pioneer Natural Resources Co.
5.875%, 7/15/16	3,400,000	3,666,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Plains All American Pipeline LP/Plains All American Finance Corp.
5.250%, 6/15/15	$3,471,000	$3,581,825
3.950%, 9/15/15	2,230,000	2,296,035
Plains Exploration & Production Co.
6.125%, 6/15/19	649,000	706,970

		45,502,455

Total Energy		47,496,289

Financials (30.6%)
Banks (12.0%)
Bank of America Corp.
7.750%, 8/15/15	592,000	632,018
1.500%, 10/9/15	5,000,000	5,034,944
1.250%, 1/11/16	11,300,000	11,348,337
6.500%, 8/1/16	7,875,000	8,609,063
0.846%, 8/25/17(l)	2,000,000	2,005,365
6.875%, 4/25/18	1,500,000	1,729,977
BB&T Corp.
0.900%, 2/1/19(l)	7,000,000	7,073,270
Citigroup, Inc.
6.010%, 1/15/15	3,118,000	3,168,378
2.650%, 3/2/15	9,668,000	9,759,903
4.875%, 5/7/15	3,725,000	3,818,287
2.250%, 8/7/15	7,500,000	7,597,627
1.025%, 4/1/16(l)	10,100,000	10,158,013
First Horizon National Corp.
5.375%, 12/15/15	5,000,000	5,242,018
First Tennessee Bank N.A.
5.050%, 1/15/15	12,250,000	12,391,535
JPMorgan Chase & Co.
0.855%, 2/26/16(l)	25,454,000	25,567,711
0.944%, 3/31/16(l)	2,600,000	2,600,221
0.754%, 2/15/17(l)	12,750,000	12,787,445
JPMorgan Chase Bank N.A.
0.564%, 6/13/16(l)	2,777,000	2,771,884
0.654%, 6/2/17(l)	6,000,000	6,006,900
MUFG Union Bank N.A.
0.638%, 5/5/17(l)	15,000,000	15,032,349
Regions Bank/Alabama
7.500%, 5/15/18	2,000,000	2,332,200
Regions Financial Corp.
5.750%, 6/15/15	11,015,000	11,314,608
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	6,750,000	6,872,771
U.S. Bancorp/Minnesota
0.634%, 4/25/19(l)	8,000,000	8,000,410
U.S. Bank N.A./Ohio
3.778%, 4/29/20(l)	16,731,000	16,940,137
Wachovia Corp.
0.604%, 10/15/16(l)	2,000,000	1,999,644
Wells Fargo & Co.
0.633%, 9/14/18(l)	36,000,000	36,015,480
Wells Fargo Bank N.A.
0.564%, 3/15/16(l)	1,815,000	1,817,205

		238,627,700

Capital Markets (4.5%)
Bank of New York Mellon Corp.
0.463%, 3/4/16(l)	15,966,000	15,962,364
Goldman Sachs Group, Inc.
3.700%, 8/1/15	7,700,000	7,893,655
0.683%, 3/22/16(l)	7,000,000	7,006,395
0.858%, 6/4/17(l)	35,000,000	35,166,303
Morgan Stanley
4.200%, 11/20/14	6,897,000	6,931,783
4.100%, 1/26/15	1,500,000	1,517,574
6.000%, 4/28/15	8,600,000	8,857,238
5.375%, 10/15/15	2,000,000	2,094,766
3.450%, 11/2/15	5,000,000	5,142,675

		90,572,753

Consumer Finance (9.6%)
American Express Credit Corp.
0.504%, 6/5/17(l)	15,000,000	15,008,971
0.533%, 9/22/17(l)	2,000,000	1,998,861
0.784%, 3/18/19(l)	5,000,000	5,022,430
American Honda Finance Corp.
2.500%, 9/21/15§	1,180,000	1,203,705
0.610%, 5/26/16(l)§	5,850,000	5,879,178
2.600%, 9/20/16§	1,260,000	1,298,334
2.125%, 2/28/17§	10,413,000	10,645,688
Ford Motor Credit Co. LLC
1.500%, 1/17/17	1,000,000	998,520
1.065%, 3/12/19(l)	25,300,000	25,401,527
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	694,000	697,425
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,388,000	1,402,822
HSBC Finance Corp.
5.250%, 4/15/15	30,000,000	30,773,700
0.664%, 6/1/16(l)	5,137,000	5,131,309
HSBC USA, Inc.
2.375%, 2/13/15	13,142,000	13,235,868
Hyundai Capital America
1.625%, 10/2/15§	4,500,000	4,524,320
3.750%, 4/6/16(m)	500,000	517,197
1.875%, 8/9/16§	2,600,000	2,628,626
1.450%, 2/6/17§	9,500,000	9,483,850
4.000%, 6/8/17§	3,280,000	3,460,288
John Deere Capital Corp.
0.750%, 1/22/16	2,499,000	2,503,956
Navient LLC
3.875%, 9/10/15	3,025,000	3,066,745
6.250%, 1/25/16	7,524,000	7,809,912
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	694,000	703,254
1.000%, 3/15/16§	972,000	972,575
0.935%, 9/26/16(l)§	1,500,000	1,510,204
1.950%, 9/12/17§	19,923,000	20,092,198
PACCAR Financial Corp.
0.504%, 2/8/16(l)	3,957,000	3,963,241
Toyota Motor Credit Corp.
0.521%, 5/17/16(l)	6,942,000	6,956,142
0.623%, 1/17/19(l)	4,000,000	4,006,986

		190,897,832

Diversified Financial Services (2.1%)
Crown Castle Towers LLC
3.214%, 8/15/15§	7,567,000	7,699,422
General Electric Capital Corp.
1.625%, 7/2/15	2,150,000	2,170,265
1.000%, 8/11/15(l)	2,083,000	2,094,532
0.835%, 12/11/15(l)	4,859,000	4,885,556
5.000%, 1/8/16	35,000	36,939
0.464%, 1/14/16(l)	26,000,000	26,017,443

		42,904,157

Insurance (2.1%)
American International Group, Inc.
5.050%, 10/1/15	900,000	938,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Jackson National Life Global Funding
1.250%, 2/21/17§	$5,000,000	$4,972,158
Metropolitan Life Global Funding I
0.614%, 4/10/17(l)§	15,000,000	15,057,358
New York Life Global Funding
1.125%, 3/1/17§	12,400,000	12,377,736
Principal Life Global Funding II
1.000%, 12/11/15§	2,430,000	2,441,525
Prudential Covered Trust
2.997%, 9/30/15§	6,768,750	6,909,486

		42,696,778

Real Estate Investment Trusts (REITs) (0.3%)
HCP, Inc.
3.750%, 2/1/16	4,295,000	4,454,956
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	1,028,001

		5,482,957

Total Financials		611,182,177

Health Care (6.3%)
Biotechnology (1.7%)
Amgen, Inc.
2.300%, 6/15/16	3,332,000	3,405,602
2.500%, 11/15/16	5,189,000	5,335,717
0.615%, 5/22/17(l)	14,500,000	14,512,560
5.850%, 6/1/17	2,083,000	2,318,817
Genentech, Inc.
4.750%, 7/15/15	1,069,000	1,105,217
Gilead Sciences, Inc.
2.400%, 12/1/14	2,718,000	2,727,459
3.050%, 12/1/16	4,272,000	4,449,141

		33,854,513

Health Care Equipment & Supplies (0.1%)
Boston Scientific Corp.
6.250%, 11/15/15	2,000,000	2,114,862

Health Care Providers & Services (1.5%)
Express Scripts Holding Co.
2.750%, 11/21/14	16,500,000	16,551,086
2.100%, 2/12/15	7,100,000	7,142,282
Sutter Health
1.090%, 8/15/53	3,471,000	3,504,241
WellPoint, Inc.
1.250%, 9/10/15	2,777,000	2,791,618

		29,989,227

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.
3.250%, 11/20/14	3,000,000	3,011,297
3.200%, 5/1/15	1,300,000	1,319,312
2.250%, 8/15/16	8,784,000	8,949,842
1.300%, 2/1/17	2,000,000	1,992,307

		15,272,758

Pharmaceuticals (2.2%)
AbbVie, Inc.
1.200%, 11/6/15	24,286,000	24,366,792
Actavis, Inc.
1.875%, 10/1/17	1,194,000	1,183,917
Johnson & Johnson
0.308%, 11/28/16(l)	14,400,000	14,426,162
Roche Holdings, Inc.
0.574%, 9/30/19(l)§	5,000,000	5,000,033

		44,976,904

Total Health Care		126,208,264

Industrials (2.1%)
Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	1,749,000	1,752,985

Road & Rail (1.1%)
Burlington Northern Santa Fe LLC
4.875%, 1/15/15	7,083,000	7,173,208
ERAC USA Finance LLC
5.600%, 5/1/15§	1,000,000	1,028,858
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,889,506
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%, 5/11/15§	7,471,000	7,574,481
2.500%, 3/15/16§	2,673,000	2,726,540
Union Pacific Corp.
4.875%, 1/15/15	1,100,000	1,114,299

		22,506,892

Trading Companies & Distributors (0.9%)
International Lease Finance Corp.
4.875%, 4/1/15	8,711,000	8,819,888
8.625%, 9/15/15	2,344,000	2,470,107
5.750%, 5/15/16	5,760,000	5,990,400

		17,280,395

Total Industrials		41,540,272

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
0.735%, 3/1/19(l)	1,500,000	1,506,711

Software (0.6%)
Oracle Corp.
0.743%, 10/8/19(l)	5,000,000	5,022,548
Symantec Corp.
2.750%, 9/15/15	7,264,000	7,391,670

		12,414,218

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
0.537%, 5/6/19(l)	10,000,000	9,977,736
Hewlett-Packard Co.
2.625%, 12/9/14	2,175,000	2,183,901

		12,161,637

Total Information Technology		26,082,566

Materials (0.2%)
Chemicals (0.2%)
Dow Chemical Co.
2.500%, 2/15/16	1,735,000	1,772,395
Ecolab, Inc.
1.000%, 8/9/15	1,735,000	1,741,378

		3,513,773

Metals & Mining (0.0%)
TCI Communications, Inc.
8.750%, 8/1/15	721,000	770,153

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.700%, 6/15/15	347,000	363,984

Total Materials		4,647,910

Telecommunication Services (3.3%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.
0.653%, 3/30/17(l)	10,000,000	10,002,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
BellSouth Corp.
4.182%, 4/26/15(b)§	$15,000,000	$15,303,750
Verizon Communications, Inc.
1.764%, 9/15/16(l)	6,245,000	6,397,573
0.632%, 6/9/17(l)	9,825,000	9,846,715
1.984%, 9/14/18(l)	21,500,000	22,579,442
1.005%, 6/17/19(l)	2,100,000	2,120,723

Total Telecommunication Services		66,250,748

Utilities (2.4%)
Electric Utilities (2.0%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,527,230
Duke Energy Progress, Inc.
0.433%, 3/6/17(l)	1,750,000	1,750,094
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	1,300,000	1,304,983
Ohio Power Co.
6.000%, 6/1/16	3,471,000	3,756,418
Pacific Gas & Electric Co.
0.433%, 5/11/15(l)	9,100,000	9,104,805
Southern California Edison Co.
4.650%, 4/1/15	1,050,000	1,071,552
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	20,000,000	20,197,182

		40,712,264

Multi-Utilities (0.4%)
Consumers Energy Co.
5.500%, 8/15/16	1,025,000	1,115,841
Dominion Resources, Inc.
1.950%, 8/15/16	1,774,000	1,803,072
1.400%, 9/15/17	4,254,000	4,218,660

		7,137,573

Total Utilities		47,849,837

Total Corporate Bonds		1,100,928,618

Government Securities (23.7%)
Agency ABS (0.5%)
Massachusetts Educational Financing Authority Student Loan Asset-Backed Notes, Class A1
Series 2008-1 A1
1.184% 4/25/38(l)	$449,015	451,186
Small Business Administration
Series 2008-P10A 1
5.902% 2/10/18	189,917	204,543
Small Business Administration Participation Certificates
Series 2003-20I 1
5.130% 9/1/23	3,975	4,286
Series 2004-20C 1
4.340% 3/1/24	44,064	46,081
Series 2005-20B 1
4.625% 2/1/25	56,400	59,542
Series 2008-20G 1
5.870% 7/1/28	4,561,542	5,119,198
Series 2008-20H 1
6.020% 8/1/28	4,140,377	4,682,888

		10,567,724

Agency CMO (8.4%)
Federal Home Loan Mortgage Corp.
0.304% 7/15/19(l)	299,255	299,297
1.464% 8/25/19 IO(l)	65,181,927	3,610,075
0.304% 10/15/20(l)	665,690	665,648
2.365% 11/1/23(l)	2,958	3,085
0.454% 8/15/25(l)	1,843,486	1,849,476
6.500% 4/15/29	10,070	11,555
0.504% 12/15/29(l)	1,573	1,569
2.371% 1/1/34(l)	18,293	19,451
0.554% 7/15/34(l)	2,974,955	2,982,180
2.640% 3/1/35(l)	57,378	61,502
4.995% 10/1/35(l)	30,713	32,920
5.000% 10/1/35(l)	3,116	3,304
4.289% 11/1/35(l)	35,487	38,037
2.089% 7/1/36(l)	719,069	764,421
2.007% 9/1/36(l)	759,326	810,985
0.554% 9/15/36(l)	61,708	61,875
2.165% 10/1/36(l)	336,653	357,133
0.534% 11/15/36(l)	35,910	36,022
0.634% 11/15/36(l)	925,521	930,363
0.654% 7/15/39(l)	295,528	297,438
0.654% 2/15/41(l)	1,441,740	1,451,653
0.574% 4/15/41(l)	1,176,988	1,181,364
0.604% 9/15/41(l)	2,404,880	2,414,489
6.500% 7/25/43	5,556	6,220
0.554% 12/15/43(l)	35,039,120	35,082,901
1.317% 10/25/44(l)	516,242	517,139
1.317% 2/25/45(l)	661,519	661,900
Federal National Mortgage Association
0.595% 8/25/15	5,041,177	5,042,826
0.521% 1/25/17(l)	21,680,147	21,710,117
0.856% 1/1/21(l)	3,263,065	3,301,542
2.485% 11/1/34(l)	480,444	513,442
2.039% 1/1/35(l)	12,738	13,386
0.455% 5/25/35(l)	75,623	75,712
2.202% 5/25/35(l)	194,974	201,798
2.049% 7/1/35(l)	101,070	106,826
5.487% 12/1/35(l)	119,470	128,057
2.504% 1/1/36(l)	80,224	85,989
5.705% 3/1/36(l)	98,231	105,291
5.783% 3/1/36(l)	112,762	120,867
0.605% 6/25/36(l)	3,852,245	3,875,985
0.214% 12/25/36(l)	28,729	28,041
0.695% 7/25/37(l)	947,427	955,764
0.354% 10/27/37(l)	4,651,109	4,630,248
0.835% 12/25/37(l)	1,890,854	1,917,043
0.735% 6/25/41(l)	2,975,250	3,003,358
0.704% 9/25/41(l)	5,546,663	5,589,772
0.505% 5/25/42(l)	30,981	30,978
0.605% 6/25/42(l)	1,924,963	1,926,623
0.555% 12/25/43(l)	16,446,779	16,485,187
1.318% 3/1/44(l)	320,527	329,506
1.318% 7/1/44(l)	4,445	4,545
1.318% 10/1/44(l)	23,331	23,983
Government National Mortgage Association
0.853% 2/20/62(l)	9,425,908	9,505,906
1.204% 2/20/62(l)	4,745,360	4,855,153
0.704% 4/20/62(l)	4,761,214	4,784,654
0.723% 4/20/62(l)	4,038,349	4,061,444
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	2,966,816	2,991,384
Series 2010-R3 1A
0.716% 12/8/20(l)	4,884,071	4,921,465
Series 2010-R3 2A
0.716% 12/8/20(l)	7,619,015	7,675,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2011-R4 1A
0.536% 3/6/20(l)	$4,545,025	$4,554,968

		167,709,127

Municipal Bonds (4.3%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement, Revenue Refunding Bonds, Series 2013
0.812% 7/1/16	1,735,000	1,737,672
Arkansas Student Loan Authority, Series 2010-1
1.135% 11/25/43(l)	1,757,568	1,765,987
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-1
0.320% 10/1/47(l)	2,500,000	2,499,925
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-2
0.320% 10/1/47(l)	1,665,000	1,664,950
City & Country of Honolulu Taxable, General Obligation Bonds, Series 2012E
0.778% 11/1/15	1,525,000	1,529,224
City of Columbus, Ohio Various Purpose Limited Tax Refunding Bonds, Series 2014-4
0.724% 2/15/16	1,500,000	1,502,010
City of New York, General Obligation Bonds, Fiscal 2004, Series D
5.000% 10/15/15	5,010,000	5,246,722
City of New York, General Obligation Bonds, Fiscal 2004, Series O
4.650% 6/1/15	1,935,000	1,989,064
City of New York, General Obligation Bonds, Fiscal 2008, Sub-Series C-2
5.000% 10/1/14	4,165,000	4,165,000
City of New York, New York Taxable, General Obligation Bonds, Series A
2.560% 8/1/17	1,390,000	1,434,341
Commonwealth of Massachusetts Various Consolidated Loan, General Obligation Funds, Series D
0.380% 1/1/17(l)	1,390,000	1,392,641
Denver Urban Renewal Authority, Revenue Bonds, Series 2013A-1
5.000% 12/1/14	900,000	906,741
5.000% 12/1/15	1,005,000	1,055,602
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds, Series 2012 A
4.000% 5/15/15	455,000	465,852
4.000% 5/15/16	345,000	365,396
Fairfax County Virginia Redevelopment & Housing Authority, Series 2013A
0.660% 3/1/15	705,000	706,107
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds, Series 2010
0.850% 7/1/22(l)	695,000	698,280
Lower Colorado River Authority Revenue Unrefunded Balance Taxable, Series A
5.000% 5/15/15	1,655,000	1,705,080
New Jersey Economic Development Authority Refunding Taxable School Faclities Construction, Series OO
0.857% 3/1/15	4,305,000	4,310,683
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable, Series B, AMBAC
4.252% 1/1/16	1,630,000	1,659,976
New York State Dormitory Authority Non Taxable-Pledged Assessment, Revenue Bonds, Series 2010A
3.125% 12/1/15	4,920,000	5,064,107
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
0.780% 12/1/33(l)	335,000	333,761
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes, Series A-1, A-2 & A-3
0.684% 10/26/20(l)	2,227,643	2,230,428
Northeast Maryland Waste Disposal Authority Amt-Montgomery County Solid, Revenue Bonds, Series 2013
4.000% 4/1/16	6,940,000	7,315,107
Regents of the University of California, General Revenue Bonds, Series Y-1
0.655% 7/1/41(l)	2,400,000	2,408,976
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A, Class T
2.743% 9/1/18	300,000	297,663
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T, Class T
1.511% 9/1/16	1,000,000	996,180
South Dakota Educational Enhancement Funding Corp., Series 2013A
1.188% 6/1/15	1,755,000	1,761,792
1.551% 6/1/16	695,000	696,939
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.450% 4/1/15	2,810,000	2,879,632
5.950% 4/1/16	1,515,000	1,631,624
State of California, Various Purposes, General Obligation Bonds, Series 2010
3.950% 11/1/15	1,390,000	1,440,248
State of California, Various Purposes, General Obligation Bonds, Series 2013
0.850% 2/1/15	3,470,000	3,473,852
1.250% 11/1/16	5,000,000	5,020,500
State of Texas Veterans Bonds, Taxable Refunding, Series 2014C-2
0.504% 6/1/17(l)	3,500,000	3,512,740
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945% 3/1/19	500,000	500,315
3.195% 9/1/19	500,000	496,790
Tarrant County Texas Cultural Education Scott and White Healthcare Project, Revenue Bonds, Series 2013A
5.000% 8/15/15	590,000	614,615
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467% 6/1/47	840,000	712,471
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds, Series 2013
3.000% 11/1/16	3,470,000	3,521,599
University of California Revenues Taxable General, Revenue Bonds, Series AG
0.392% 5/15/15	2,310,000	2,310,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
University of Massachusetts Building Authority, Refunding Revenue Bonds,
Senior Series 2014-A
1.311% 11/1/17	$1,800,000	$1,793,844
University Wisconsin Hospitals & Clinics Authority, Revenue Bonds,
Series 2013A
4.000% 4/1/15	220,000	224,173

		86,039,071

Supranational (5.1%)
Asian Development Bank
4.250% 10/20/14	8,400,000	8,416,598
0.180% 5/29/15(l)	14,300,000	14,299,032
Inter-American Development Bank
0.043% 6/30/15(l)	16,039,000	15,998,101
0.194% 2/11/16(l)	15,000,000	14,999,760
International Bank for Reconstruction & Development
0.364% 5/8/17(l)	5,600,000	5,613,737
0.370% 8/4/17(l)	42,000,000	42,035,868

		101,363,096

U.S. Government Agencies (5.4%)
Federal Farm Credit Bank
0.280% 7/27/16(l)	62,125,000	62,211,789
0.250% 7/3/17(l)	30,000,000	29,970,660
Federal Home Loan Bank
1.625% 3/27/17#	6,000,000	6,022,025
Federal Home Loan Mortgage Corp.
1.250% 9/18/17#	694,000	695,698
2.000% 11/6/17#	5,206,000	5,214,989
Federal National Mortgage Association
2.000% 9/21/15	2,777,000	2,824,524

		106,939,685

Total Government Securities		472,618,703

Total Long-Term Debt Securities (97.2%) (Cost $1,936,409,437)		1,939,403,224

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,313

Total Common Stocks (0.0%) (Cost $790)		1,313

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (3.8%)
ConAgra Foods, Inc.
0.36%, 10/6/14 (n)(p)	$3,000,000	2,999,820
Entergy Corp.
0.40%, 10/20/14 (n)(p)	5,000,000	4,998,900
0.60%, 11/3/14 (n)(p)	3,500,000	3,498,033
0.91%, 1/6/15 (n)(p)	6,700,000	6,683,531
0.93%, 1/12/15 (n)(p)	5,100,000	5,086,341
Ford Motor Credit Co. LLC
0.50%, 1/5/15 (n)(p)	5,000,000	4,993,300
Kansas City Southern Railway Co.
0.36%, 10/6/14 (n)(p)	5,000,000	4,999,700
0.36%, 10/8/14 (n)(p)	5,000,000	4,999,600
Mohawk Industries, Inc.
0.39%, 10/14/14 (n)(p)	5,000,000	4,999,234
NiSource Finance Corp.
0.79%, 10/10/14 (n)(p)	14,000,000	13,996,920
0.89%, 10/15/14 (n)(p)	3,000,000	2,998,890
0.91%, 10/17/14 (n)(p)	8,000,000	7,996,560
0.98%, 10/24/14 (n)(p)	2,700,000	2,698,245
Thermo Fisher Scientific, Inc.
0.12%, 10/15/14 (p)	5,600,000	5,599,720

Total Commercial Paper		76,548,794

Total Short-Term Investments (3.8%) (Cost $76,545,930)		76,548,794

Total Investments Before Securities Sold Short (101.0%) (Cost $2,012,956,157)		2,015,953,331

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(453)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(453)

Total Investments after Securities Sold Short (101.0%) (Cost $2,012,956,157)		2,015,952,878
Other Assets Less Liabilities (-1.0%)		(19,653,780)

Net Assets (100%)		$1,996,299,098

†	Securities (totaling $2,634,496 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $328,766,412 or 16.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $962,065.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $5,518,847 or 0.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Glossary:

ABS — Asset-Backed Security

AGM — Insured by Assured Guaranty Municipal Corp.

AMBAC — Insured by American Municipal Bond Assurance Corp.

CMO — Collateralized Mortgage Obligation

IO — Interest Only

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
90 Day Eurodollar	1,022	March-16	$252,188,117	$251,961,325	$(226,792)

Sales
2 Year U.S. Treasury Notes	1,789	December-14	$391,480,240	$391,511,469	$(31,229)
90 Day Eurodollar	1,022	March-18	248,021,088	247,860,550	160,538

					$129,309

					$(97,483)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$260,777,466	$—	$260,777,466
Non-Agency CMO	—	102,443,488	2,634,949	105,078,437
Common Stocks
Financials	1,313	—	—	1,313
Corporate Bonds
Consumer Discretionary	—	70,843,946	—	70,843,946
Consumer Staples	—	58,826,609	—	58,826,609
Energy	—	47,496,289	—	47,496,289
Financials	—	611,182,177	—	611,182,177
Health Care	—	126,208,264	—	126,208,264
Industrials	—	41,540,272	—	41,540,272
Information Technology	—	26,082,566	—	26,082,566
Materials	—	4,647,910	—	4,647,910
Telecommunication Services	—	66,250,748	—	66,250,748
Utilities	—	47,849,837	—	47,849,837
Futures	160,538	—	—	160,538
Government Securities
Agency ABS	—	10,567,724	—	10,567,724
Agency CMO	—	167,709,127	—	167,709,127
Municipal Bonds	—	86,039,071	—	86,039,071
Supranational	—	101,363,096	—	101,363,096
U.S. Government Agencies	—	106,939,685	—	106,939,685
Short-Term Investments	—	76,548,794	—	76,548,794

Total Assets	$161,851	$2,013,317,069	$2,634,949	$2,016,113,869

Liabilities:
Common Stocks
Financials	—	—	(453)	(453)
Futures	(258,021)	—	—	(258,021)

Total Liabilities	$(258,021)	$—	$(453)	$(258,474)

Total	$(96,170)	$2,013,317,069	$2,634,496	$2,015,855,395

(a)	A security with a market value of $35,082,901 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b)	A security with a market value of $2,634,949 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,048,035,018
Long-term U.S. government debt securities	399,622,612

$1,447,657,630

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,197,397,194
Long-term U.S. government debt securities	521,792,198

$1,719,189,392

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,950,063
Aggregate gross unrealized depreciation	(5,289,450)

Net unrealized appreciation	$2,660,613

Federal income tax cost of investments	$2,013,292,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.2%)
Asset-Backed Securities (2.1%)
ACAS CLO Ltd.,
Series 2007-1A A1S
0.444%, 4/20/21(l)§		$934,297	$928,662
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§†		873,579	918,531
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	621,141
Series 2013-1 A2
1.000%, 2/15/18		875,000	877,100
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20		194,000	193,311
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D
4.040%, 7/10/17		400,000	410,644
Series 2012-3 A3
0.960%, 1/9/17		395,553	395,860
Series 2013-1 A2
0.490%, 6/8/16		18,598	18,598
Series 2013-3 A3
0.920%, 4/9/18		825,000	825,352
Series 2013-4 A3
0.960%, 4/9/18		325,000	325,611
Series 2013-5 A2
0.650%, 3/8/17		128,490	128,549
Apidos Quattro CDO,
Series 2006-QA A
0.484%, 1/20/19(l)§		688,589	686,879
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		175,472	175,242
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	838,016
Series 2014-1A A
2.460%, 7/20/20§		229,000	228,048
Babson CLO, Inc.,
Series 2007-1A A1
0.459%, 1/18/21(l)§		855,520	854,269
Barclays Dryrock Issuance Trust,
Series 2014-2 A
0.494%, 3/16/20(l)		254,000	254,008
Series 2014-3 A
2.410%, 7/15/22		475,000	474,884
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.471%, 11/15/17(l)§		39,775	39,752
Cabela’s Master Credit Card Trust,
Series 2013-1A A
2.710%, 2/17/26(b)§		615,000	595,620
Series 2014-1 A
0.504%, 3/16/20(l)		200,000	199,901
Capital Auto Receivables Trust,
Series 2013-3 A2
1.040%, 11/21/16		670,000	672,053
Series 2014-1 B
2.220%, 1/22/19		100,000	100,596
CarMax Auto Owner Trust,
Series 2012-1 A3
0.890%, 9/15/16		265,519	265,976
Chrysler Capital Auto Receivables Trust,
Series 2014-BA A2
0.690%, 9/15/17§		629,000	628,981
CIT Equipment Collateral,
Series 2012-VT1 A3
1.100%, 8/22/16§		2,932	2,933
Series 2013-VT1 A3
1.130%, 7/20/20§		485,204	487,184
CNH Equipment Trust,
Series 2012-A A3
0.940%, 5/15/17		156,526	156,716
Series 2013-D A2
0.490%, 3/15/17		373,994	374,007
Series 2014-B A4
1.610%, 5/17/21		147,479	146,380
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		279,071	279,728
Series 2014-B A
1.110%, 11/15/18§		209,112	208,449
Discover Card Master Trust,
Series 2012-A3 A
0.860%, 11/15/17		406,000	407,152
Dryden Senior Loan Fund,
Series 2011-22A A1R
1.404%, 1/15/22(l)§		1,000,000	998,755
EFS Volunteer LLC,
Series 2010-1 A1
1.084%, 10/26/26(l)§		461,981	465,136
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19§		242,000	241,804
Series 2014-2 A2
1.050%, 3/20/20§		362,000	361,380
Exeter Automobile Receivables Trust,
Series 2012-2A A
1.300%, 6/15/17§		102,081	102,222
Series 2013-1A A
1.290%, 10/16/17§		120,996	121,252
Series 2014-1A A
1.290%, 5/15/18§		154,533	154,813
Series 2014-2A A
1.060%, 8/15/18§		137,363	137,139
First National Master Note Trust,
Series 2013-2 A
0.684%, 10/15/19(l)		385,000	386,395
Flagship Credit Auto Trust,
Series 2013-1 A
1.320%, 4/16/18(b)§		123,758	123,894
Ford Auto Securitization Trust,
Series 2013-R1A A2
1.676%, 9/15/16(b)§	CAD	267,372	239,091
Series 2013-R4A A1
1.487%, 8/15/15(b)§		31,860	28,450
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		$210,000	208,577
Ford Credit Floorplan Master Owner Trust,
Series 2013-1 A1
0.850%, 1/15/18		389,000	389,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2014-1 A1
1.200%, 2/15/19		$410,000	$408,919
Franklin Clo V Ltd.,
Series 5A A2
0.494%, 6/15/18(l)§		140,858	140,260
GE Dealer Floorplan Master Note Trust,
Series 2014-1 A
0.533%, 7/20/19(l)		466,000	465,992
GE Equipment Small Ticket LLC,
Series 2014-1A A2
0.590%, 8/24/16§		362,305	362,268
Gracechurch Card Funding plc,
Series 2012-1A A1
0.854%, 2/15/17(l)§		725,000	726,378
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.704%, 12/10/27(l)§		471,000	471,920
Hertz Vehicle Financing LLC,
Series 2013-1A A1
1.120%, 8/25/17(b)§		430,000	430,229
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,129,580
Huntington Auto Trust,
Series 2011-1A A3
1.010%, 1/15/16§		13,685	13,689
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.509%, 7/15/18(l)§		170,701	170,658
Landmark VIII CLO Ltd.,
Series 2006-8A A1
0.474%, 10/19/20(l)§		1,501,433	1,496,900
Malin CLO B.V.,
Series 2007-1X A1
0.402%, 5/7/23(l)(m)	EUR	1,794,909	2,250,406
Mercedes-Benz Auto Lease Trust,
Series 2013-A A3
0.590%, 2/15/16		$423,000	423,207
Mercedes-Benz Master Owner Trust,
Series 2012-AA A
0.790%, 11/15/17§		991,000	993,111
Mid-State Trust,
Series 4 A
8.330%, 4/1/30		41,610	42,490
RASC Trust,
Series 2003-KS3 A2
0.754%, 5/25/33(l)		34,853	32,991
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.655%, 12/25/33(l)		72,002	69,884
Santander Drive Auto Receivables Trust,
Series 2013-4 A3
1.110%, 12/15/17		665,000	666,831
Series 2013-5 A2
0.640%, 4/17/17		126,402	126,451
Series 2014-2 A3
0.800%, 4/16/18		390,000	389,354
SLM Student Loan Trust,
Series 2008-9 A
1.734%, 4/25/23(l)		6,527,779	6,750,532
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		290,000	289,222
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21		430,000	432,050
Series 2013-A A
1.610%, 12/15/21		301,000	298,402
Series 2014-A A
0.534%, 12/15/19(l)		375,000	375,687
Series 2014-B A
0.610%, 7/15/19		184,000	183,999

			36,820,162

Non-Agency CMO (4.1%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.735%, 9/25/35(l)		347,600	320,257
Alternative Loan Trust,
Series 2006-OA22 A1
0.315%, 2/25/47(l)		309,930	267,253
Series 2006-OA6 1A2
0.365%, 7/25/46(l)		112,360	94,731
Series 2007-OH1 A1D
0.365%, 4/25/47(l)		198,823	152,458
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.069%, 10/25/34(l)		71,093	69,802
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)		678,121	746,309
Banc of America Funding Corp.,
Series 2004-A 1A3
2.641%, 9/20/34(l)		125,150	124,348
Series 2006-H 4A2
5.380%, 9/20/46(l)		674,302	570,884
Series 2006-J 4A1
2.826%, 1/20/47(l)		31,305	25,107
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.679%, 6/24/50(l)§		1,541,876	1,655,049
BCAP LLC,
Series 2013-RR1 10A2
12.965%, 10/26/36(l)§		871,983	805,810
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.790%, 2/25/34(l)		145,983	145,132
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.617%, 9/25/35(l)		466,911	412,285
Series 2006-4 21A1
2.516%, 8/25/36(l)		116,571	84,502
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.509%, 1/26/36(l)		194,800	153,601
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	447,121
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35(b)§		630,000	633,087
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.974%, 3/15/49(l)		327,960	347,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.612%, 5/25/35(l)		$169,710	$166,278
Series 2005-3 2A2A
2.564%, 8/25/35(l)		67,807	66,730
Series 2006-AR1 1A1
2.500%, 10/25/35(l)		2,125,338	2,036,656
Series 2009-7 5A2
5.500%, 12/25/35§		640,254	477,470
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§		5,204,939	5,281,603
Series 2013-CR6 A2
2.122%, 3/10/46		1,255,000	1,265,008
Series 2013-SFS A1
1.873%, 4/12/35§		283,119	275,484
Series 2014-KYO A
1.054%, 6/11/27(b)(l)§		298,070	297,716
Series 2014-SAVA A
1.304%, 6/15/34(b)(l)§		266,188	266,270
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12 11A1
2.624%, 8/25/34(l)		13,005	11,734
Series 2005-11 3A1
2.508%, 4/25/35(l)		190,126	169,478
Series 2005-2 1A1
0.475%, 3/25/35(l)		125,327	96,452
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8
6.000%, 7/25/36		1,148,950	902,190
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		3,372,675	3,623,578
Series 2010-RR1 3A
5.990%, 6/10/49(l)§		3,372,675	3,615,180
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		1,729,079	1,812,047
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.969%, 5/15/46(l)		449,592	490,626
EMF-NL B.V.,
Series 2008-2X A2
1.202%, 7/17/41(l)(m)	EUR	765,000	859,373
EMF-NL Prime B.V.,
Series 2008-APRX A2
1.002%, 4/17/41(l)(m)		403,541	484,508
Extended Stay America Trust,
Series 2013-ESFL A2FL
0.856%, 12/5/31(l)§		$330,000	329,931
Series 2013-ESH7 A17
2.295%, 12/5/31§		425,000	414,216
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03 1M1
1.355%, 7/25/24(l)		172,529	171,137
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
1.755%, 1/25/24(l)		273,903	273,903
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.504%, 11/15/31(l)		175,688	165,612
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1 M2
2.355%, 2/25/24(l)		345,000	342,816
Series 2014-DN2 M1
1.005%, 4/25/24(l)		241,662	239,304
Series 2014-DN3 M2
2.554%, 8/25/24(l)		489,000	489,981
Series 2014-HQ1 M2
2.655%, 8/25/24(l)		290,000	291,604
Granite Master Issuer plc,
Series 2006-3 A7
0.353%, 12/20/54(l)		53,245	53,042
Series 2006-4 A6
0.334%, 12/20/54(l)		141,073	140,496
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1
2.795%, 10/25/33(l)		161,919	166,439
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)		386,922	388,255
Series 2007-GG9 A2
5.381%, 3/10/39		451,919	451,576
Series 2007-GG9 A4
5.444%, 3/10/39		1,181,381	1,271,430
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)		797,000	831,370
Series 2010-C1 A2
4.592%, 8/10/43§		4,623,000	5,060,094
Series 2013-G1 A2
3.557%, 4/10/31(b)(l)§		357,478	349,896
Series 2013-KING A
2.706%, 12/10/27§		638,206	642,800
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.660%, 9/25/35(l)		425,260	429,046
Series 2006-2F 2A13
5.750%, 2/25/36		849,449	819,978
Series 2006-AR2 2A1
2.600%, 4/25/36(l)		316,992	298,624
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
0.343%, 1/19/38(l)		1,306,027	1,085,048
Series 2006-13 A
0.333%, 11/19/46(l)		185,750	147,575
Impac CMB Trust,
Series 2003-8 2A1
1.055%, 10/25/33(l)		27,614	27,121
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.425%, 7/25/35(l)		524,873	346,274
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.544%, 12/25/34(l)		17,573	15,918
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(l)§		139,249	141,589
Series 2010-C2 A1
2.749%, 11/15/43§		399,848	406,881
Series 2014-INN A
1.074%, 6/15/29(l)§		454,000	453,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal	Value
	Amount	(Note 1)
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.546%, 8/25/34(l)	$248,496	$246,556
Series 2007-A1 3A3
2.583%, 7/25/35(l)	269,006	269,011
Series 2007-S3 1A90
7.000%, 8/25/37	117,207	102,159
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4
5.424%, 2/15/40	2,514,697	2,710,960
Lehman XS Trust,
Series 2006-4N A1C1
0.385%, 4/25/46(l)	415,347	315,290
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.832%, 12/25/32(l)	63,918	63,448
Series 2005-2 3A
1.154%, 10/25/35(l)	129,102	120,119
Series 2005-A10 A
0.365%, 2/25/36(l)	874,176	789,410
Series 2006-C2 A1A
5.739%, 8/12/43(l)	399,153	428,922
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	702,330	749,609
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	3,897,013	4,082,821
Series 2007-IQ14 A2FX
5.610%, 4/15/49	327,628	329,170
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.991%, 8/12/45(l)§	1,309,016	1,423,626
Motel 6 Trust,
Series 2012-MTL6 A2
1.948%, 10/5/25§	523,000	516,764
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	5,063,307
PFP III Ltd.,
Series 2014-1 A
1.324%, 6/14/31(l)§	277,757	278,306
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	328,253	357,554
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	1,887,037	2,042,612
Series 2010-RR4 CMLA
6.241%, 12/16/49(l)§	923,387	980,647
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1
0.344%, 7/25/36(l)	1,606,015	1,173,110
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36	35,933	30,880
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.204%, 4/15/32(l)§	203,500	203,500
Selkirk No. 1 Ltd.,
Series 1 A
1.329%, 2/20/41§	943,276	931,500
Sequoia Mortgage Trust,
Series 10 2A1
0.914%, 10/20/27(l)	13,899	13,002
Series 2003-4 2A1
0.504%, 7/20/33(l)	55,477	53,719
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.403%, 7/19/35(l)	271,530	247,388
Series 2006-AR3 12A1
0.375%, 5/25/36(l)	770,638	586,455
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49	238,265	236,095
Series 2012-C4 A5
2.850%, 12/10/45	465,583	451,811
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.517%, 8/25/42(l)	52,415	51,613
Series 2003-AR1 A5
2.143%, 3/25/33(l)	278,129	277,834
Series 2005-AR17 A1A1
0.425%, 12/25/45(l)	96,641	90,698
Series 2006-AR14 14A
2.042%, 11/25/36(l)	1,153,473	1,008,560
Series 2006-AR9 1A
1.117%, 8/25/46(l)	416,741	362,231
Series 2007-OA1 A1A
0.817%, 2/25/47(l)	435,807	352,699
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	569,160	571,018
Series 2014-C20 A2
3.036%, 5/15/47	237,299	244,472

		73,256,012

Total Asset-Backed and Mortgage-Backed Securities		110,076,174

Corporate Bonds (7.9%)
Consumer Discretionary (0.3%)
Auto Components (0.1%)
Dana Holding Corp.
6.000%, 9/15/23	$89,000	91,892
Goodyear Tire & Rubber Co.
8.250%, 8/15/20	82,000	86,920
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	900,000	933,750

		1,112,562

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18	180,000	182,808

Hotels, Restaurants & Leisure (0.0%)
MCE Finance Ltd.
5.000%, 2/15/21§	240,000	230,400
Sabre GLBL, Inc.
8.500%, 5/15/19§	160,000	171,600

		402,000

Household Durables (0.0%)
KB Home
4.750%, 5/15/19	147,000	142,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Media (0.2%)
21st Century Fox America, Inc.
4.000%, 10/1/23		$103,000	$106,602
6.150%, 2/15/41		220,000	261,921
CBS Corp.
5.750%, 4/15/20		193,000	221,189
Comcast Corp.
6.500%, 1/15/15		618,000	628,611
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.200%, 3/15/20		47,000	52,568
4.600%, 2/15/21		335,000	362,475
3.800%, 3/15/22		123,000	125,086
4.450%, 4/1/24		172,000	178,998
Numericable Group S.A.
5.375%, 5/15/22(b)§	EUR	225,000	294,133
Omnicom Group, Inc.
3.625%, 5/1/22		$240,000	243,686
Sirius XM Radio, Inc.
4.625%, 5/15/23§		249,000	231,570
Time Warner Cable, Inc.
5.000%, 2/1/20		167,000	185,332
Time Warner, Inc.
3.400%, 6/15/22		76,000	76,131
7.625%, 4/15/31		157,000	212,129
Univision Communications, Inc.
6.875%, 5/15/19§		138,000	143,520
Viacom, Inc.
5.625%, 9/15/19		108,000	123,744
3.875%, 4/1/24		135,000	134,405

			3,582,100

Total Consumer Discretionary			5,422,060

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
CVS Pass-Through Trust
5.789%, 1/10/26§		352,858	398,905
Kroger Co.
3.400%, 4/15/22		426,000	427,082

			825,987

Food Products (0.1%)
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	234,136
HJ Heinz Co.
3.500%, 6/5/20		994,975	981,791
Marfrig Overseas Ltd.
9.500%, 5/4/20§		245,000	257,863
Tyson Foods, Inc.
2.650%, 8/15/19		87,000	87,433
3.950%, 8/15/24		277,000	277,721

			1,838,944

Tobacco (0.0%)
Reynolds American, Inc.
3.250%, 11/1/22		295,000	284,407

Total Consumer Staples			2,949,338

Energy (0.7%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	118,725
Nabors Industries, Inc.
5.100%, 9/15/23		315,000	341,630
Transocean, Inc.
6.500%, 11/15/20		290,000	308,100
6.375%, 12/15/21		2,000	2,133
Weatherford International Ltd.
9.625%, 3/1/19		330,000	423,646

			1,194,234

Oil, Gas & Consumable Fuels (0.6%)
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		152,000	154,660
California Resources Corp.
5.500%, 9/15/21§		118,000	119,770
Cimarex Energy Co.
4.375%, 6/1/24		113,000	113,847
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23		388,000	359,297
Ecopetrol S.A.
5.875%, 5/28/45		108,000	109,350
Encana Corp.
3.900%, 11/15/21		165,000	170,420
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	406,303
7.500%, 7/1/38		212,000	268,476
Hess Corp.
7.875%, 10/1/29		42,000	56,415
KazMunayGas National Co. JSC
7.000%, 5/5/20§		458,000	510,097
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	195,162
3.950%, 9/1/22		624,000	619,625
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	733,131
Noble Energy, Inc.
8.250%, 3/1/19		575,000	709,669
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	59,254
3.950%, 3/15/22		300,000	291,389
Pacific Rubiales Energy Corp.
5.125%, 3/28/23(b)§		128,000	121,600
Paragon Offshore plc
6.750%, 7/15/22§		24,000	20,160
7.250%, 8/15/24§		153,000	128,903
Petroleos Mexicanos
3.500%, 7/18/18		280,000	290,137
3.500%, 1/30/23		110,000	105,523
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	414,464
Sinopec Group Overseas Development Ltd.
4.375%, 4/10/24(m)		2,200,000	2,272,367
4.375%, 4/10/24§		200,000	206,579
SM Energy Co.
6.500%, 1/1/23		16,000	16,640
Southwestern Energy Co.
7.500%, 2/1/18		127,000	148,422
4.100%, 3/15/22		408,000	418,836
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44		445,000	448,623
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	531,975
Williams Partners LP
5.250%, 3/15/20		325,000	360,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		$146,000	$164,468

			10,526,253

Total Energy			11,720,487

Financials (4.3%)
Banks (2.1%)
ABN AMRO Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	206,656
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		$132,000	133,141
Banco Santander S.A./Chile
1.834%, 1/19/16(l)§		5,831,000	5,889,054
Bank of America Corp.
0.694%, 1/15/15(l)		447,000	447,349
5.750%, 12/1/17		200,000	222,710
5.650%, 5/1/18		1,215,000	1,353,065
4.200%, 8/26/24		235,000	233,062
4.875%, 4/1/44		336,000	346,772
Bank of America N.A.
0.514%, 6/15/16(l)		1,084,000	1,079,037
0.534%, 6/15/17(l)		1,100,000	1,092,285
Bank of Ireland
2.063%, 9/22/15(b)(l)	CAD	160,000	139,467
Barclays Bank plc
6.625%, 3/30/22(b)(m)	EUR	115,000	182,015
7.750%, 4/10/23(l)		$355,000	384,288
6.860%, 12/31/49(l)§		51,000	55,717
BNP Paribas S.A.
5.186%, 12/31/49(l)§		148,000	149,672
CIT Group, Inc.
5.250%, 3/15/18		500,000	515,000
5.500%, 2/15/19§		400,000	418,520
Citigroup, Inc.
5.500%, 10/15/14		272,000	272,534
1.250%, 1/15/16		400,000	402,094
6.000%, 8/15/17		274,000	305,705
3.750%, 6/16/24		535,000	533,777
Compass Bank
5.500%, 4/1/20		543,000	602,052
Danske Bank A/S
5.684%, 12/29/49(l)	GBP	105,000	175,344
DNB Bank ASA
3.200%, 4/3/17§		$3,367,000	3,514,950
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	232,968
JPMorgan Chase & Co.
3.700%, 1/20/15		447,000	451,450
3.150%, 7/5/16		581,000	602,005
6.300%, 4/23/19		89,000	103,222
JPMorgan Chase Bank N.A.
0.767%, 5/31/17(l)	EUR	2,800,000	3,527,702
6.000%, 10/1/17		$3,570,000	3,991,934
4.375%, 11/30/21(l)(m)	EUR	250,000	332,340
KfW
6.250%, 5/19/21	AUD	4,935,000	4,932,376
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		$306,000	335,303
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	300,088
National Capital Trust II/Delaware
5.486%, 12/29/49(l)§		181,000	183,489
Nordea Bank AB
6.125%, 12/31/49(l)§		200,000	195,500
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		215,000	224,675
Royal Bank of Scotland Group plc
5.050%, 1/8/15		1,339,000	1,351,453
Royal Bank of Scotland plc
9.500%, 3/16/22(l)(m)		450,000	513,675
Skandinaviska Enskilda Banken AB
5.471%, 12/31/49(l)§		215,000	217,150
Societe Generale S.A.
5.922%, 4/29/49(l)§		100,000	105,880
4.196%, 12/31/49(l)	EUR	116,000	146,331
Standard Chartered plc
4.000%, 7/12/22(b)(l)(m)		$630,000	646,537
Turkiye Garanti Bankasi A/S
4.750%, 10/17/19§		395,000	392,531
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	187,651
Wells Fargo Bank N.A.
6.180%, 2/15/36		250,000	303,213

			37,931,739

Capital Markets (0.6%)
Banco Espirito Santo S.A./London
5.000%, 4/23/19	EUR	300,000	346,708
5.000%, 5/21/19		800,000	924,554
5.000%, 5/23/19		300,000	346,707
Credit Suisse AG
6.500%, 8/8/23§		$346,000	378,002
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,912,000	1,937,436
0.548%, 5/18/15(l)	EUR	50,000	63,231
3.700%, 8/1/15		$134,000	137,370
0.683%, 3/22/16(l)		939,000	939,858
6.250%, 9/1/17		581,000	652,995
7.500%, 2/15/19		829,000	990,523
6.000%, 6/15/20		494,000	567,762
5.750%, 1/24/22		310,000	352,812
3.850%, 7/8/24		660,000	656,166
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	157,879
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	401,354
Morgan Stanley
6.000%, 4/28/15		29,000	29,867
5.625%, 9/23/19		162,000	182,131
5.500%, 7/24/20		276,000	309,490
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		1,430,769	1,500,381
UBS AG/Connecticut
7.625%, 8/17/22		260,000	302,900

			11,178,126

Consumer Finance (0.6%)
AGFC Capital Trust I
6.000%, 1/15/67(l)§		1,070,000	864,025
Ally Financial, Inc.
6.750%, 12/1/14		200,000	201,000
8.300%, 2/12/15		1,782,000	1,810,958
4.625%, 6/26/15		800,000	811,120
3.125%, 1/15/16		500,000	501,250
3.500%, 7/18/16		900,000	910,170
2.750%, 1/30/17		800,000	788,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 2/15/17		$400,000	$416,500
3.250%, 9/29/17		400,000	397,000
8.000%, 3/15/20		400,000	465,520
American Express Co.
6.150%, 8/28/17		637,000	717,389
Ford Motor Credit Co. LLC
3.875%, 1/15/15		619,000	624,918
5.875%, 8/2/21		700,000	806,153
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	580,129

			9,894,132

Diversified Financial Services (0.6%)
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	249,235
Delos Finance Sarl, Term Loan
3.500%, 3/6/21		3,000,000	2,963,439
HBOS Capital Funding LP
4.939%, 5/29/49(l)	EUR	367,000	463,540
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		$126,000	136,188
Murray Street Investment Trust I
4.647%, 3/9/17(e)		3,561,000	3,812,314
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	151,588
3.450%, 6/12/21		20,000	21,209
Nationwide Building Society
6.250%, 2/25/20§		372,000	435,325
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	876,899
Private Export Funding Corp.
4.550%, 5/15/15		167,000	171,470
4.950%, 11/15/15		147,000	154,653
1.375%, 2/15/17		92,000	92,982
4.375%, 3/15/19		20,000	22,191
2.050%, 11/15/22		79,000	75,117
Rio Oil Finance Trust
6.250%, 7/6/24§		314,000	323,256
Waha Aerospace B.V.
3.925%, 7/28/20§		669,000	699,105

			10,648,511

Insurance (0.1%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		198,000	218,647
American International Group, Inc.
5.600%, 10/18/16		64,000	69,563
6.400%, 12/15/20		210,000	249,741
4.875%, 6/1/22		430,000	475,533
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		161,000	163,447
5.500%, 3/30/20		161,000	181,757
5.125%, 4/15/22		180,000	199,395
Lincoln National Corp.
8.750%, 7/1/19		178,000	225,836
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	245,520
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		125,000	194,646
Prudential Financial, Inc.
5.625%, 6/15/43(l)		440,000	455,400

			2,679,485

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20		613,000	668,589
HCP, Inc.
6.000%, 1/30/17		239,000	263,705
5.375%, 2/1/21		235,000	262,676
Health Care REIT, Inc.
6.200%, 6/1/16		258,000	279,635
5.250%, 1/15/22		210,000	231,955
Trust F/1401
5.250%, 12/15/24§		350,000	359,625

			2,066,185

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§		2,486,000	2,494,809
BPCE S.A.
5.700%, 10/22/23§		302,000	320,463

			2,815,272

Total Financials			77,213,450

Health Care (0.2%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		19,000	21,714

Health Care Providers & Services (0.2%)
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		72,000	73,980
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17		447,000	490,582
HCA Holdings, Inc.
7.750%, 5/15/21		2,300,000	2,452,490
HCA, Inc.
7.250%, 9/15/20		224,000	234,371
Term Loan
2.657%, 3/15/14		418,750	416,220
Humana, Inc.
6.450%, 6/1/16		66,000	71,940

			3,739,583

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24		169,000	175,198

Pharmaceuticals (0.0%)
Actavis Funding SCS
3.850%, 6/15/24§		103,000	99,677

Total Health Care			4,036,172

Industrials (0.3%)
Airlines (0.2%)
American Airlines, Inc.
Series 2011-1 B
7.000%, 1/31/18§		891,133	954,671
Continental Airlines, Inc.
Series 2010-1 A
4.750%, 1/12/21		556,781	597,037
Series 2010-1 B
6.000%, 1/12/19		1,149,959	1,213,206
Southwest Airlines Co.
5.750%, 12/15/16		204,000	224,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
United Airlines, Inc.
Series 2009-2A
9.750%, 1/15/17		$229,884	$259,194

			3,248,304

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16		451,000	496,946

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§		254,000	248,285

Industrial Conglomerates (0.0%)
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		446,000	538,928

Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§		210,000	217,662
Hertz Corp.
6.750%, 4/15/19		20,000	20,576
Ryder System, Inc.
5.850%, 11/1/16		221,000	241,543

			479,781

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§		269,000	312,040
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§		527,722	558,726
International Lease Finance Corp.
5.875%, 4/1/19		125,000	132,187

			1,002,953

Total Industrials			6,015,197

Information Technology (0.1%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		385,000	370,054

Internet Software & Services (0.1%)
Baidu, Inc.
2.750%, 6/9/19		395,000	393,104
Tencent Holdings Ltd.
3.375%, 5/2/19§		390,000	394,181

			787,285

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	172,802
3.750%, 6/1/23		174,000	168,938

			341,740

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21		130,000	140,450
Seagate HDD Cayman
4.750%, 1/1/25§		170,000	168,300

			308,750

Total Information Technology			1,807,829

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	197,431
LyondellBasell Industries N.V.
5.750%, 4/15/24		540,000	625,229
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	173,470
OCP S.A.
5.625%, 4/25/24§		395,000	410,306
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§		292,000	280,320

			1,686,756

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23		55,000	52,898
Cia Minera Milpo SAA
4.625%, 3/28/23(b)§		301,000	299,119
Glencore Funding LLC
4.125%, 5/30/23§		137,000	135,698
Minsur S.A.
6.250%, 2/7/24§		392,000	428,378
Novelis, Inc./Georgia
8.375%, 12/15/17		39,000	40,657
Vale S.A.
5.625%, 9/11/42		155,000	149,355
Yamana Gold, Inc.
4.950%, 7/15/24§		366,000	366,332

			1,472,437

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22		225,000	244,171
3.650%, 6/15/24		94,000	91,300

			335,471

Total Materials			3,494,664

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40		495,000	526,278
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§		226,000	233,549
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	305,631
Verizon Communications, Inc.
1.764%, 9/15/16(l)		900,000	921,988
2.500%, 9/15/16		700,000	718,960
1.984%, 9/14/18(l)		300,000	315,062
3.650%, 9/14/18		900,000	947,974
4.500%, 9/15/20		600,000	649,482
3.850%, 11/1/42		221,000	192,186
6.550%, 9/15/43		323,000	402,597

			5,213,707

Wireless Telecommunication Services (0.1%)
Comcel Trust
6.875%, 2/6/24§		200,000	210,849
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	58,387
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	995,000
Sprint Corp.
7.875%, 9/15/23§		240,000	255,600

			1,519,836

Total Telecommunication Services			6,733,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (1.2%)
Electric Utilities (0.1%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		$1,530,000	$1,607,463
Korea Electric Power Corp.
3.000%, 10/5/15§		894,000	911,060

			2,518,523

Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§		445,000	458,897

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp.
7.375%, 7/1/21		160,000	179,200
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	153,781
NRG Energy, Inc.
7.625%, 1/15/18		1,180,000	1,300,950
6.250%, 5/1/24§		122,000	122,000
Tennessee Valley Authority
4.375%, 6/15/15		14,100,000	14,511,747
5.500%, 7/18/17		930,000	1,042,385
3.875%, 2/15/21		818,000	892,159
1.875%, 8/15/22		850,000	810,482

			19,012,704

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22		229,000	255,281

Total Utilities			22,245,405

Total Corporate Bonds			141,638,145

Government Securities (85.4%)
Agency ABS (0.2%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18		$651,270	711,515
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24		117,684	125,964
Series 2004-20C 1
4.340% 3/1/24		838,526	876,917
Series 2005-20B 1
4.625% 2/1/25		86,499	91,317
Series 2008-20A 1
5.170% 1/1/28		284,276	312,091
Series 2008-20C 1
5.490% 3/1/28		1,091,139	1,207,878
Series 2008-20G 1
5.870% 7/1/28		1,077,142	1,208,824

			4,534,506

Agency CMO (3.2%)
Federal Home Loan Mortgage Corp.
5.000% 11/13/14		50,000	50,258
4.879% 5/19/17		2,767,511	2,958,269
2.375% 11/1/31(l)		5,815	6,219
5.500% 1/1/35		175,497	196,378
5.500% 7/1/35		118,186	132,395
Federal National Mortgage Association
5.000% 2/1/24(l)		479	529
9.000% 8/1/26		1,713	2,059
2.340% 1/1/28(l)		45,987	48,115
1.917% 3/1/33(l)		54,358	56,321
5.500% 4/1/33		154,364	173,008
5.500% 7/1/33		164,702	184,589
5.310% 8/25/33		85,456	86,242
5.500% 4/1/34		84,093	94,267
5.500% 5/1/34		57,913	64,919
5.500% 11/1/34		252,525	283,074
5.500% 2/1/35		958,467	1,074,419
4.500% 8/1/35		135,005	146,221
5.000% 10/1/35		456,803	505,356
2.255% 1/1/36(l)		1,097,824	1,176,730
5.000% 7/1/36		99,474	110,047
2.085% 2/1/37(l)		193,009	206,279
4.500% 7/1/37		26,256	28,453
4.500% 8/1/37		31,533	34,143
4.500% 4/1/38		278,908	301,559
4.500% 2/1/39		1,283,245	1,387,458
4.500% 3/1/39		1,234,453	1,334,704
4.500% 4/1/39		731,798	790,648
4.500% 5/1/39		14,360	15,524
4.500% 6/1/39		109,498	118,373
4.500% 7/1/39		1,344,536	1,460,960
5.000% 12/1/39		292,989	323,581
4.500% 1/1/40		91,107	98,477
5.000% 4/1/40		1,860,834	2,055,423
2.374% 12/1/40(l)		22,873	24,256
4.500% 3/1/41		153,360	165,766
4.500% 5/1/41		10,732	11,687
4.500% 7/1/41		8,254	8,964
4.500% 9/1/42		449,400	485,756
4.500% 11/1/42		178,773	193,291
3.000% 1/1/43		34,950	34,698
3.000% 6/1/43		345,803	341,520
3.000% 7/1/43		1,311,417	1,294,768
3.000% 8/1/43		1,789,002	1,766,290
4.500% 2/1/44		328,163	354,609
4.500% 4/1/44		1,182,275	1,279,397
3.000% 10/25/29 TBA		2,328,000	2,397,477
3.500% 10/25/44 TBA		18,622,000	19,008,183
4.000% 10/25/44 TBA		8,351,954	8,778,549
4.500% 10/25/44 TBA		3,083,000	3,326,509
Government National Mortgage Association
8.500% 10/15/17		388	414
8.500% 11/15/17		1,272	1,358
8.000% 7/15/26		282	328
1.625% 7/20/27(l)		2,704	2,779
6.500% 6/20/32		33,932	38,559
3.000% 5/15/43		594,797	599,630
3.500% 11/15/44 TBA		1,732,000	1,786,057

			57,405,842

Foreign Governments (1.1%)
Australia Government Bond
5.250% 3/15/19	AUD	6,400,000	6,150,087
Brazil Notas do Tesouro Nacional Serie B
3694.348% 8/15/22	BRL	2,500,000	2,527,875
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/1/21		1,400,000	513,245
Eksportfinans ASA
3.000% 11/17/14		$344,000	344,677
2.000% 9/15/15		944,000	942,867
2.375% 5/25/16		599,000	599,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
5.500% 5/25/16		$736,000	$773,720
2.875% 11/16/16	CHF	65,000	69,254
5.500% 6/26/17		$491,000	529,052
Export-Import Bank of Korea
4.000% 1/29/21		905,000	953,702
Italy Buoni Poliennali Del Tesoro
3.750% 9/1/24	EUR	300,000	425,760
Republic of Panama
9.375% 4/1/29		$190,000	281,751
Republic of Slovenia
5.500% 10/26/22(m)		2,100,000	2,278,500
Republic of Turkey
4.875% 4/16/43		378,000	340,200
Spain Government Bond
2.750% 10/31/24(m)	EUR	1,500,000	1,995,177
State of Qatar
4.500% 1/20/22§		$500,000	542,550
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	90,279	141,567

			19,409,733

Municipal Bonds (1.5%)
California State University, Systemwide Revenue Bonds, Series A
5.000% 11/1/30		$190,000	195,178
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42		320,000	360,858
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		510,000	552,718
4.325% 11/1/21		830,000	911,589
4.525% 11/1/22		1,145,000	1,263,072
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718% 4/1/19		445,000	491,111
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		2,360,000	2,691,721
5.841% 8/1/21		255,000	296,425
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		670,000	731,452
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		255,000	282,313
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854% 1/15/30		670,000	808,060
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		3,250,000	3,619,655
New York & New Jersey Port Authority, Consolidated Bonds, General Obligation, Series 2010
5.647% 11/1/40		315,000	380,044
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		1,770,000	2,119,062
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		955,000	1,090,992
5.435% 5/15/23		1,260,000	1,467,031
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		2,615,000	3,267,521
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550% 4/1/39		1,910,000	2,785,162
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34		637,000	802,524
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34		1,145,000	1,311,529
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028% 4/1/26		805,000	926,120

			26,354,137

U.S. Government Agencies (30.2%)
Federal Agricultural Mortgage Corp.
2.125% 9/15/15		12,400,000	12,595,078
Federal Farm Credit Bank
1.625% 11/19/14		1,640,000	1,642,893
0.500% 5/1/15		4,500,000	4,508,820
0.350% 7/30/15		45,000,000	45,056,961
4.875% 12/16/15		19,910,000	20,970,397
0.450% 7/12/16		318,000	317,288
5.125% 8/25/16		4,915,000	5,327,535
4.875% 1/17/17		3,859,000	4,214,710
2.500% 6/20/22		250,000	241,926
Federal Home Loan Bank
2.750% 12/12/14		1,365,000	1,371,687
0.250% 1/16/15		318,000	317,991
0.250% 2/20/15		5,085,000	5,084,862
2.750% 3/13/15		1,965,000	1,987,928
2.875% 6/12/15		1,716,000	1,746,892
1.630% 8/20/15		318,000	321,411
0.500% 11/20/15		22,805,000	22,828,206
1.000% 3/11/16		1,395,000	1,407,411
3.125% 3/11/16		480,000	498,123
5.375% 5/18/16		3,385,000	3,648,852
2.125% 6/10/16		2,470,000	2,534,291
5.625% 6/13/16		1,117,000	1,209,921
2.000% 9/9/16		1,355,000	1,390,657
4.750% 12/16/16		2,158,000	2,343,588
4.875% 5/17/17		1,790,000	1,967,587
0.875% 5/24/17		26,925,000	26,813,046
5.250% 6/5/17		1,773,000	1,964,008
1.000% 6/9/17		1,815,000	1,813,655
1.000% 6/21/17		11,785,000	11,788,276
1.050% 7/26/17		1,340,000	1,336,989
2.250% 9/8/17		245,000	252,794
5.000% 11/17/17		23,045,000	25,708,783
4.750% 6/8/18		150,000	167,581
1.875% 3/8/19		3,440,000	3,455,317
5.375% 5/15/19		215,000	249,131
1.625% 6/14/19		525,000	519,633
4.125% 12/13/19		50,000	55,343
4.125% 3/13/20		1,819,000	2,008,546
4.625% 9/11/20		1,025,000	1,165,947
3.625% 3/12/21		50,000	53,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.625% 6/11/21	$150,000	$180,588
Federal Home Loan Mortgage Corp.
4.500% 1/15/15	2,426,000	2,455,679
2.875% 2/9/15	4,771,000	4,815,054
4.375% 7/17/15	1,910,000	1,973,432
0.500% 8/28/15	2,572,000	2,575,650
1.750% 9/10/15	11,965,000	12,117,477
0.420% 9/18/15	318,000	317,961
0.500% 9/25/15	763,000	763,910
4.750% 11/17/15	2,795,000	2,931,983
5.250% 4/18/16	2,605,000	2,797,149
0.500% 5/13/16	13,953,000	13,934,602
2.500% 5/27/16	2,080,000	2,146,972
5.500% 7/18/16	2,936,000	3,193,721
2.000% 8/25/16	2,960,000	3,037,469
5.125% 10/18/16	3,025,000	3,293,575
5.000% 2/16/17	2,112,000	2,314,817
1.000% 3/8/17	8,236,000	8,255,917
5.000% 4/18/17	1,785,000	1,966,620
1.250% 5/12/17	2,430,000	2,444,527
1.000% 6/29/17	1,810,000	1,807,255
1.000% 7/25/17	350,000	349,158
1.000% 7/28/17	2,980,000	2,971,498
5.500% 8/23/17	1,730,000	1,943,872
1.000% 9/12/17	350,000	348,132
5.125% 11/17/17	2,315,000	2,593,268
0.750% 1/12/18	393,000	385,402
0.875% 3/7/18	5,136,000	5,046,158
4.875% 6/13/18	3,664,000	4,118,184
3.750% 3/27/19	2,777,000	3,012,941
1.750% 5/30/19	2,592,000	2,586,651
2.000% 7/30/19	64,000	64,362
1.250% 8/1/19	5,480,000	5,323,756
1.250% 10/2/19	812,000	786,107
2.500% 10/17/19	318,000	318,318
1.375% 5/1/20	17,658,000	17,018,228
2.375% 1/13/22	4,369,000	4,349,967
Federal National Mortgage Association
0.625% 10/30/14	700,000	700,270
0.750% 12/19/14	896,000	896,945
5.000% 3/2/15	50,000	51,017
5.000% 4/15/15	1,885,000	1,932,915
0.500% 7/2/15	4,244,000	4,253,995
2.375% 7/28/15	3,559,000	3,623,363
2.150% 8/4/15	114,000	115,871
2.000% 9/21/15	177,000	180,029
0.500% 9/28/15	10,020,000	10,047,944
1.875% 10/15/15	127,000	129,200
4.375% 10/15/15	5,761,000	6,003,534
1.625% 10/26/15	4,259,000	4,322,755
0.375% 12/21/15	318,000	318,345
2.000% 3/10/16	50,000	51,170
2.250% 3/15/16	1,350,000	1,385,147
5.000% 3/15/16	2,735,000	2,914,366
0.500% 3/30/16	14,877,000	14,885,712
2.375% 4/11/16	3,550,000	3,648,447
5.375% 7/15/16	22,160,000	24,047,002
0.625% 8/26/16	435,000	435,214
5.250% 9/15/16	1,005,000	1,093,084
1.250% 9/28/16	2,535,000	2,563,736
1.375% 11/15/16	4,691,000	4,753,125
4.875% 12/15/16	3,743,000	4,079,504
1.250% 1/30/17	2,925,000	2,951,969
5.000% 2/13/17	2,220,000	2,433,012
1.125% 4/27/17	2,440,000	2,449,268
5.000% 5/11/17	2,570,000	2,833,666
(Zero Coupon), 6/1/17	100,000	97,138
5.375% 6/12/17	4,086,000	4,549,940
1.000% 8/21/17	150,000	149,358
0.875% 8/28/17	4,826,000	4,792,983
1.100% 8/28/17	350,000	349,228
0.875% 10/26/17	14,146,000	14,008,450
0.900% 11/7/17	318,000	314,583
0.875% 12/20/17	11,312,000	11,169,552
1.000% 12/28/17	159,000	157,072
0.875% 2/8/18	8,806,000	8,665,046
1.200% 2/28/18	388,000	385,154
1.000% 4/30/18	392,000	384,337
1.750% 1/30/19	277,000	277,094
1.750% 6/20/19	38,413,000	38,257,792
1.700% 10/4/19	191,000	187,757
(Zero Coupon), 10/9/19	975,000	864,760
1.500% 10/9/19	318,000	310,469
2.250% 10/17/22	159,000	151,216
2.500% 3/27/23	936,000	897,886
Financing Corp.
10.700% 10/6/17	380,000	487,349
9.400% 2/8/18	70,000	88,553
9.650% 11/2/18	140,000	184,576
8.600% 9/26/19	30,000	39,617
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,295,000	3,759,388

		539,058,296

U.S. Treasuries (49.2%)
U.S. Treasury Bonds
10.625% 8/15/15	100,000	109,120
9.875% 11/15/15	150,000	166,216
7.250% 5/15/16	430,000	477,061
7.500% 11/15/16	3,022,000	3,454,583
8.750% 5/15/17	690,000	830,258
8.875% 8/15/17	4,091,000	4,998,770
9.125% 5/15/18	200,000	255,090
9.000% 11/15/18	200,000	259,924
8.875% 2/15/19	700,000	915,756
8.125% 8/15/19	200,000	259,879
8.500% 2/15/20	3,002,000	4,025,923
8.750% 5/15/20	200,000	273,211
7.875% 2/15/21	798,000	1,075,657
8.125% 5/15/21	355,000	487,350
8.000% 11/15/21	265,000	366,757
2.000% 1/15/26 TIPS	2,384,095	2,710,676
2.375% 1/15/27 TIPS	1,923,352	2,274,136
1.750% 1/15/28 TIPS	747,628	831,378
2.500% 1/15/29 TIPS	2,570,042	3,134,860
3.875% 4/15/29 TIPS	1,326,517	1,870,911
4.500% 2/15/36	2,893,100	3,570,920
4.625% 2/15/40	3,693,300	4,675,606
3.000% 5/15/42	1,380,000	1,332,119
3.625% 8/15/43	1,129,000	1,219,947
3.750% 11/15/43	180,000	198,876
3.625% 2/15/44	1,055,000	1,139,807
3.375% 5/15/44	541,000	558,297
3.125% 8/15/44	4,910,000	4,829,733
U.S. Treasury Notes
0.250% 2/15/15	455,000	455,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.375% 2/28/15	$1,015,000	$1,024,744
0.375% 6/30/15	769,000	770,772
2.125% 12/31/15	740,000	757,315
2.125% 2/29/16	735,000	753,777
0.375% 3/15/16	906,000	906,425
2.250% 3/31/16	1,100,000	1,131,002
2.000% 4/30/16	1,360,000	1,394,027
0.250% 5/15/16	2,988,000	2,979,727
0.375% 5/31/16	15,108,000	15,092,288
1.500% 6/30/16	660,000	671,656
3.250% 6/30/16	2,865,000	3,002,417
3.250% 7/31/16	1,295,000	1,359,269
4.875% 8/15/16	675,000	729,003
1.000% 8/31/16	2,415,000	2,434,445
3.000% 8/31/16	2,260,000	2,364,569
3.000% 9/30/16	7,863,000	8,234,957
3.125% 10/31/16	7,608,000	7,995,681
4.625% 11/15/16	2,610,000	2,826,344
0.875% 11/30/16	10,250,000	10,287,436
3.250% 12/31/16	2,255,000	2,380,610
0.875% 1/31/17	3,331,000	3,337,278
3.125% 1/31/17	6,358,000	6,701,667
4.625% 2/15/17	1,790,000	1,950,436
0.875% 2/28/17	6,548,000	6,554,331
3.000% 2/28/17	2,250,000	2,366,960
1.000% 3/31/17	6,395,000	6,413,923
3.250% 3/31/17	2,355,000	2,493,839
3.125% 4/30/17	4,733,000	4,999,832
4.500% 5/15/17	3,275,000	3,576,946
2.750% 5/31/17	7,569,000	7,925,497
0.875% 6/15/17	6,129,000	6,114,156
2.500% 6/30/17	1,580,000	1,644,697
0.500% 7/31/17	5,379,000	5,297,002
2.375% 7/31/17	2,300,000	2,385,509
4.750% 8/15/17	3,750,000	4,141,773
0.625% 8/31/17	4,448,000	4,388,621
1.875% 8/31/17	7,556,000	7,730,880
0.625% 9/30/17	2,229,000	2,196,218
1.875% 9/30/17	5,715,000	5,841,802
0.750% 10/31/17	3,528,000	3,482,970
1.875% 10/31/17	6,718,000	6,864,956
4.250% 11/15/17	3,391,000	3,711,820
0.625% 11/30/17	3,553,000	3,488,637
0.750% 12/31/17	3,543,000	3,486,568
2.750% 12/31/17	3,495,000	3,662,071
0.875% 1/31/18	3,518,000	3,471,208
2.625% 1/31/18	1,450,000	1,513,777
3.500% 2/15/18	4,727,000	5,069,615
0.750% 2/28/18	1,836,000	1,801,019
0.750% 3/31/18	2,239,000	2,192,864
2.875% 3/31/18	400,000	420,969
0.625% 4/30/18	14,466,000	14,084,854
2.625% 4/30/18	1,690,000	1,763,954
3.875% 5/15/18	350,000	380,919
1.000% 5/31/18	2,737,000	2,695,998
2.375% 5/31/18	2,176,000	2,250,460
1.375% 6/30/18	5,308,000	5,292,501
2.375% 6/30/18	1,750,000	1,808,977
2.250% 7/31/18	3,546,000	3,647,567
4.000% 8/15/18	2,644,000	2,896,910
1.500% 8/31/18	10,298,000	10,292,368
1.375% 9/30/18	5,138,000	5,105,938
3.750% 11/15/18	4,743,000	5,157,040
1.250% 11/30/18	31,320,000	30,888,432
1.375% 11/30/18	1,750,000	1,735,132
1.375% 12/31/18	4,657,000	4,609,430
1.250% 1/31/19	3,761,000	3,697,827
2.750% 2/15/19	5,418,000	5,669,799
1.375% 2/28/19	1,000,000	987,187
1.500% 3/31/19	4,628,000	4,591,482
0.125% 4/15/19 TIPS	5,564,782	5,577,382
1.250% 4/30/19	69,879,000	68,482,105
3.125% 5/15/19	1,500,000	1,593,882
1.500% 5/31/19	33,549,000	33,198,769
1.000% 6/30/19	2,667,000	2,574,697
1.625% 6/30/19	771,900	767,799
0.875% 7/31/19	1,700,000	1,628,680
1.625% 7/31/19(z)	28,800,000	28,618,030
3.625% 8/15/19	21,156,000	22,995,787
1.000% 8/31/19	1,736,000	1,670,764
1.000% 9/30/19	2,677,000	2,574,103
1.750% 9/30/19	4,035,400	4,029,725
1.250% 10/31/19	2,642,000	2,569,835
3.375% 11/15/19	6,019,000	6,480,300
1.000% 11/30/19	8,097,600	7,758,513
1.125% 12/31/19	2,677,000	2,577,449
1.375% 1/31/20	2,627,000	2,559,247
3.625% 2/15/20	7,839,000	8,545,122
1.250% 2/29/20	2,657,000	2,567,326
1.125% 3/31/20	1,746,000	1,672,886
1.125% 4/30/20	946,000	904,686
3.500% 5/15/20	9,360,000	10,143,900
2.625% 8/15/20	18,507,000	19,130,166
2.625% 11/15/20	6,998,000	7,216,482
2.000% 2/28/21	29,400,000	29,145,046
2.250% 3/31/21	9,300,000	9,353,039
3.125% 5/15/21	8,723,000	9,243,143
2.125% 8/15/21	4,991,000	4,965,996
2.000% 11/15/21	3,135,000	3,086,046
2.000% 2/15/22	5,086,000	4,994,512
1.750% 5/15/22	3,633,000	3,492,257
0.125% 7/15/22 TIPS#	1,761,268	1,719,078
1.625% 8/15/22	47,975,000	45,550,483
1.625% 11/15/22	11,373,100	10,747,358
2.000% 2/15/23	6,287,100	6,100,452
1.750% 5/15/23	12,875,600	12,203,655
2.500% 8/15/23	16,810,000	16,909,317
2.750% 2/15/24	47,572,900	48,692,072
2.500% 5/15/24	61,933,000	61,973,523
0.125% 7/15/24 TIPS(z)	15,101,020	14,498,524
2.375% 8/15/24	2,408,000	2,380,157

		877,531,549

Total Government Securities		1,524,294,063

Total Long-Term Debt Securities (99.5%) (Cost $1,776,322,010)		1,776,008,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares		Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100%(l)		1,775	$43,470

Total Preferred Stocks (0.0%) (Cost $44,375)			43,470

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	18

Total Consumer Staples			18

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.		29	691

Total Financials			691

Total Common Stocks (0.0%) (Cost $—)			709

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Svenska Handelsbanken AB
0.23%, 3/23/15 (p)§		$1,774,000	1,772,040

Government Securities (0.0%)
Hellenic Republic Treasury Bills
0.14%, 10/10/14 (p)	EUR	574,000	724,963

Total Short-Term Investments (0.1%) (Cost $2,563,399)			2,497,003

	Number of Contracts		Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Eurodollar
December 2014 @ $99.75*		119	5,206

Total Options Purchased (0.0%) (Cost $10,424)			5,206

Total Investments Before Options Written and Securities Sold Short (99.6%) (Cost $1,778,940,208)			1,778,554,770

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
November 2014 @ $127.00*		(70)	(12,031)
Euro-Bund
November 2014 @ $151.00*		(188)	(104,480)

			(116,511)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
November 2014 @ $123.50*		(70)	(30,625)
Euro-Bund
November 2014 @ $146.00*		(188)	(23,745)
Eurodollar
December 2014 @ $99.00*		(119)	$(744)

			(55,114)

Total Options Written (0.0%) (Premiums Received $201,903)			(171,625)

Total Investments before Securities Sold Short (99.6%) (Cost $1,778,738,305)			1,778,383,145

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-0.5%)
Federal National Mortgage Association
4.500%, 10/25/44 TBA		$(6,000,000)	$(6,473,906)
5.000%, 10/25/44 TBA		(2,000,000)	(2,207,188)

Total Securities Sold Short (-0.5%) (Proceeds Received $8,665,937)			(8,681,094)

Total Investments after Options Written Options and Securities Sold Short (99.1%) (Cost $1,770,072,368)			1,769,702,051
Other Assets Less Liabilities (0.9%)			15,310,100

Net Assets (100%)			$1,785,012,151

*	Non-income producing.

†	Security (totaling $918,531 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $96,382,811 or 5.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $712,420.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $12,631,581 or 0.7% of net assets.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Glossary:

ABS	—	Asset-Backed Security

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

PIK	—	Payment-in Kind Security

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	14	December-14	$1,748,481	$1,744,969	$(3,512)
3 Year Australia Bond	823	December-14	78,455,294	78,779,073	323,779

					$320,267

Sales
10 Year Australia Bond	161	December-14	16,834,354	17,028,429	(194,075)
2 Year U.S. Treasury Notes	143	December-14	31,292,138	31,294,656	(2,518)
5 Year U.S. Treasury Notes	56	December-14	6,637,701	6,622,437	15,264
Euro-Bund	54	December-14	10,159,655	10,210,244	(50,589)
Euro-Buxl	11	December-14	1,958,140	1,978,442	(20,302)
U.S. Ultra Bond	10	December-14	1,535,859	1,525,000	10,859

					(241,361)

					$78,906

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	13,254	$11,604,540	$11,768,329	$(163,789)
Canadian Dollar vs. U.S. Dollar, expiring 10/10/14	JPMorgan Chase Bank	42	37,544	38,369	(825)
European Union Euro vs. U.S. Dollar, expiring 10/16/14	JPMorgan Chase Bank	3	4,116	4,292	(176)
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Bank of America	1,730	2,185,827	2,222,432	(36,605)
Korean Won vs. U.S. Dollar, expiring 10/15/14	Bank of America	3,871,650	3,666,615	3,787,677	(121,062)
New Zealand Dollar vs. U.S. Dollar, expiring 10/31/14	Royal Bank of Scotland	3,527	2,744,697	2,831,973	(87,276)

					$(409,733)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	287	$266,647	$251,283	$15,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	12,967	$12,073,159	$11,353,257	$719,902
Australian Dollar vs. U.S. Dollar, expiring 11/4/14	Bank of America	13,254	11,740,420	11,575,904	164,516
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Bank of America	3,458	1,516,883	1,412,587	104,296
Brazilian Real vs. U.S. Dollar, expiring 11/4/14	Bank of America	3,458	1,412,155	1,399,350	12,805
British Pound vs. U.S. Dollar, expiring 10/14/14	JPMorgan Chase Bank	90	148,822	145,205	3,617
British Pound vs. U.S. Dollar, expiring 12/11/14	Bank of America	70	112,846	113,410	(564)
Canadian Dollar vs. U.S. Dollar, expiring 10/10/14	Deutsche Bank AG	603	550,317	538,691	11,626
European Union Euro vs. U.S. Dollar, expiring 10/16/14	JPMorgan Chase Bank	995	1,312,758	1,256,959	55,799
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Bank of America	11,763	15,761,832	14,862,364	899,468
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Bank of America	107	141,137	135,193	5,944
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Bank of America	2,544	3,298,958	3,214,304	84,654
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Bank of America	1,456	1,886,003	1,839,633	46,370
Japanese Yen vs. U.S. Dollar, expiring 10/2/14	Bank of America	23,300	223,481	212,446	11,035
Japanese Yen vs. U.S. Dollar, expiring 11/4/14	Bank of America	23,300	213,370	212,497	873
Korean Won vs. U.S. Dollar, expiring 10/15/14	Bank of America	3,845,352	3,760,000	3,641,710	118,290
New Zealand Dollar vs. U.S. Dollar, expiring 10/31/14	HSBC Bank plc	3,527	2,866,024	2,744,697	121,327

					$2,375,322

					$1,965,589

Options Written:

Options written for the nine months ended September 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	119	$12,647
Options Written	1,426	483,158
Options Terminated in Closing Purchase Transactions	(910)	(293,902)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2014	635	$201,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$35,901,631	$918,531	$36,820,162
Non-Agency CMO	—	73,256,012	—	73,256,012
Common Stocks
Consumer Staples	18	—	—	18
Financials	691	—	—	691
Corporate Bonds
Consumer Discretionary	—	5,422,060	—	5,422,060
Consumer Staples	—	2,949,338	—	2,949,338
Energy	—	11,720,487	—	11,720,487
Financials	—	77,213,450	—	77,213,450
Health Care	—	4,036,172	—	4,036,172
Industrials	—	6,015,197	—	6,015,197
Information Technology	—	1,807,829	—	1,807,829
Materials	—	3,494,664	—	3,494,664
Telecommunication Services	—	6,733,543	—	6,733,543
Utilities	—	22,245,405	—	22,245,405
Forward Currency Contracts	—	2,375,886	—	2,375,886
Futures	349,902	—	—	349,902
Government Securities
Agency ABS	—	4,534,506	—	4,534,506
Agency CMO	—	57,405,842	—	57,405,842
Foreign Governments	—	19,409,733	—	19,409,733
Municipal Bonds	—	26,354,137	—	26,354,137
U.S. Government Agencies	—	539,058,296	—	539,058,296
U.S. Treasuries	—	877,531,549	—	877,531,549
Options Purchased
Call Options Purchased	5,206	—	—	5,206
Preferred Stocks
Financials	43,470	—	—	43,470
Short-Term Investments	—	2,497,003	—	2,497,003

Total Assets	$399,287	$1,779,962,740	$918,531	$1,781,280,558

Liabilities:
Forward Currency Contracts	$—	$(410,297)	$—	$(410,297)
Futures	(270,996)	—	—	(270,996)
Government Securities
Agency CMO	—	(8,681,094)	—	(8,681,094)
Options Written
Call Options Written	(116,511)	—	—	(116,511)
Put Options Written	(55,114)	—	—	(55,114)

Total Liabilities	$(442,621)	$(9,091,391)	$—	$(9,534,012)

Total	$(43,334)	$1,770,871,349	$918,531	$1,771,746,546

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,457,126,550
Long-term U.S. government debt securities	693,097,252

$2,150,223,802

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,703,044,371
Long-term U.S. government debt securities	513,168,883

$2,216,213,254

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,104,823
Aggregate gross unrealized depreciation	(9,705,113)

Net unrealized depreciation	$(600,290)

Federal income tax cost of investments	$1,779,155,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc	1,287	$9,446

Total Health Care Providers & Services		9,446

Real Estate Investment Trusts (REITs) (54.8%)
Diversified REITs (10.4%)
Activia Properties, Inc. (REIT)(m)	4	32,131
Affine S.A. (REIT)	79	1,501
American Assets Trust, Inc. (REIT)	528	17,408
American Realty Capital Properties, Inc. (REIT)	13,628	164,354
ANF Immobilier (REIT)	95	2,760
Artis Real Estate Investment Trust (REIT)	2,027	27,710
British Land Co. plc (REIT)	15,212	173,243
Canadian Real Estate Investment Trust (REIT)	1,030	44,614
Chambers Street Properties (REIT)	3,549	26,724
Cofinimmo S.A. (REIT)	283	32,063
Cominar Real Estate Investment Trust (REIT)	1,895	31,980
Cousins Properties, Inc. (REIT)	3,073	36,722
Crombie Real Estate Investment Trust (REIT)	1,148	13,274
Daiwa House REIT Investment Corp. (REIT)	4	17,725
Daiwa House Residential Investment Corp. (REIT)	5	21,427
Dexus Property Group (REIT)	81,651	79,353
Dream Global Real Estate Investment Trust (REIT)	1,400	11,351
Duke Realty Corp. (REIT)	5,203	89,388
Empire State Realty Trust, Inc. (REIT), Class A	1,088	16,342
Eurobank Properties Real Estate Investment Co. (REIT)	578	6,570
First Potomac Realty Trust (REIT)	857	10,070
Fonciere des Regions (REIT)	513	46,231
Gecina S.A. (REIT)	541	70,893
GPT Group (REIT)	25,092	85,021
H&R Real Estate Investment Trust (REIT)	4,080	79,636
Hamborner REIT AG (REIT)	674	6,909
ICADE (REIT)	545	45,962
Investors Real Estate Trust (REIT)	1,568	12,074
Kenedix Realty Investment Corp. (REIT)	5	26,852
Kiwi Income Property Trust (REIT)	9,968	9,065
Land Securities Group plc (REIT)	11,805	198,840
Lexington Realty Trust (REIT)	3,386	33,149
Liberty Property Trust (REIT)	2,206	73,372
Londonmetric Property plc (REIT)	6,603	14,879
Merlin Properties Socimi S.A. (REIT)*	1,900	24,118
Mirvac Group (REIT)	51,824	78,044
Nieuwe Steen Investments N.V. (REIT)	1,937	10,178
Nomura Real Estate Master Fund, Inc. (REIT)	29	36,410
Premier Investment Corp. (REIT)	5	22,339
PS Business Parks, Inc. (REIT)	295	22,461
Redefine International plc/Isle of Man (REIT)	12,767	10,659
Ryman Hospitality Properties, Inc. (REIT)	717	33,914
Select Income REIT (REIT)	533	12,819
Shaftesbury plc (REIT)	4,169	46,060
Spirit Realty Capital, Inc. (REIT)	5,731	62,869
Stockland Corp., Ltd. (REIT)	33,265	115,044
Suntec Real Estate Investment Trust (REIT)	35,622	49,145
Tokyu REIT, Inc. (REIT)	14	18,458
Top REIT, Inc. (REIT)	3	13,143
United Urban Investment Corp. (REIT)	40	61,381
Vornado Realty Trust (REIT)	2,511	251,001
Washington Real Estate Investment Trust (REIT)	955	24,238
Wereldhave N.V. (REIT)	357	29,399
Winthrop Realty Trust (REIT)	445	6,706
WP Carey, Inc. (REIT)	1,256	80,095

		2,568,074

Industrial REITs (3.5%)
Ascendas Real Estate Investment Trust (REIT)	28,703	50,625
BWP Trust (REIT)	4,819	10,084
DCT Industrial Trust, Inc. (REIT)	4,895	36,761
EastGroup Properties, Inc. (REIT)	475	28,780
First Industrial Realty Trust, Inc. (REIT)	1,610	27,225
GLP J-REIT (REIT)	31	35,812
Goodman Group (REIT)	24,695	111,784
Granite Real Estate Investment Trust (REIT)	744	25,589
Hansteen Holdings plc (REIT)	7,306	12,259
Industrial & Infrastructure Fund Investment Corp. (REIT)	3	24,864
Japan Logistics Fund, Inc. (REIT)	15	33,153
Mapletree Industrial Trust (REIT)	13,104	14,586
Mapletree Logistics Trust (REIT)	15,908	14,403
Nippon Prologis REIT, Inc. (REIT)	20	46,519
Prologis, Inc. (REIT)	7,493	282,487
Pure Industrial Real Estate Trust (REIT)	2,769	10,953
Segro plc (REIT)	10,317	60,730
STAG Industrial, Inc. (REIT)	807	16,713
Warehouses De Pauw S.C.A. (REIT)	222	16,016

		859,343

Office REITs (7.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,081	79,724
Allied Properties Real Estate Investment Trust (REIT)	1,192	36,379
Alstria Office REIT-AG (REIT)*	982	12,031
Befimmo S.A. (REIT)	297	22,054
Beni Stabili S.p.A. (REIT)	5,871	4,138
BioMed Realty Trust, Inc. (REIT)	2,890	58,378
Boston Properties, Inc. (REIT)	2,283	264,281
Brandywine Realty Trust (REIT)	2,654	37,342
CapitaCommercial Trust (REIT)	28,555	35,702
Champion REIT (REIT)	23,136	9,654
Corporate Office Properties Trust/Maryland (REIT)	1,228	31,584
Cromwell Property Group (REIT)	15,934	13,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Office Investment Corp. (REIT)	4	$21,591
Derwent London plc (REIT)	1,407	62,293
Digital Realty Trust, Inc. (REIT)	2,064	128,752
Douglas Emmett, Inc. (REIT)	1,970	50,570
Dream Office Real Estate Investment Trust (REIT)	1,580	39,445
DuPont Fabros Technology, Inc. (REIT)	952	25,742
Equity Commonwealth (REIT)	1,971	50,674
Franklin Street Properties Corp. (REIT)	1,311	14,709
Government Properties Income Trust (REIT)	1,051	23,027
Great Portland Estates plc (REIT)	5,173	53,630
Highwoods Properties, Inc. (REIT)	1,334	51,893
Hudson Pacific Properties, Inc. (REIT)	790	19,481
Intervest Offices & Warehouses N.V. (REIT)	91	2,470
Investa Office Fund (REIT)	7,391	21,678
Japan Excellent, Inc. (REIT)	20	25,694
Japan Prime Realty Investment Corp. (REIT)	12	43,219
Japan Real Estate Investment Corp. (REIT)	19	97,707
Keppel REIT (REIT)	16,849	15,717
Kilroy Realty Corp. (REIT)	1,314	78,104
Leasinvest Real Estate S.C.A. (REIT)	14	1,431
Mack-Cali Realty Corp. (REIT)	1,306	24,958
Mori Hills REIT Investment Corp. (REIT)	21	29,181
Mori Trust Sogo Reit, Inc. (REIT)	15	27,750
New York REIT, Inc. (REIT)	2,450	25,186
Nippon Building Fund, Inc. (REIT)	21	110,481
Nomura Real Estate Office Fund, Inc. (REIT)	6	27,463
Orix JREIT, Inc. (REIT)	32	40,235
Parkway Properties, Inc./Maryland (REIT)	1,067	20,038
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,319	40,907
SL Green Realty Corp. (REIT)	1,423	144,179
Workspace Group plc (REIT)	1,533	15,719

		1,938,444

Residential REITs (6.5%)
Advance Residence Investment Corp. (REIT)	22	51,151
Aedifica S.A. (REIT)	198	13,012
American Campus Communities, Inc. (REIT)	1,587	57,846
American Homes 4 Rent (REIT), Class A	2,228	37,631
Apartment Investment & Management Co. (REIT), Class A	2,199	69,972
Associated Estates Realty Corp. (REIT)	840	14,708
AvalonBay Communities, Inc. (REIT)	1,982	279,403
Boardwalk Real Estate Investment Trust (REIT)	596	36,666
Camden Property Trust (REIT)	1,266	86,759
Campus Crest Communities, Inc. (REIT)	936	5,990
Canadian Apartment Properties REIT (REIT)	1,667	35,113
Education Realty Trust, Inc. (REIT)	2,077	21,352
Equity Lifestyle Properties, Inc. (REIT)	1,133	47,994
Equity Residential (REIT)	5,345	329,145
Essex Property Trust, Inc. (REIT)	972	173,745
Home Properties, Inc. (REIT)	881	51,309
Mid-America Apartment Communities, Inc. (REIT)	1,123	73,725
Nippon Accommodations Fund, Inc. (REIT)	7	25,275
Northern Property Real Estate Investment Trust (REIT)	489	12,278
Post Properties, Inc. (REIT)	845	43,382
Silver Bay Realty Trust Corp. (REIT)	506	8,202
Sun Communities, Inc. (REIT)	669	33,785
UDR, Inc. (REIT)	3,737	101,833

		1,610,276

Retail REITs (16.6%)
Acadia Realty Trust (REIT)	857	23,636
Agree Realty Corp. (REIT)	197	5,394
Alexander’s, Inc. (REIT)	41	15,330
Brixmor Property Group, Inc. (REIT)	1,439	32,032
Calloway Real Estate Investment Trust (REIT)	1,545	35,481
CapitaMall Trust (REIT)	38,524	57,679
CBL & Associates Properties, Inc. (REIT)	2,534	45,359
Cedar Realty Trust, Inc. (REIT)	363	2,142
CFS Retail Property Trust Group (REIT)	31,750	55,458
Charter Hall Retail REIT (REIT)	3,140	10,447
Corio N.V. (REIT)	1,068	52,372
DDR Corp. (REIT)	4,544	76,021
Equity One, Inc. (REIT)	863	18,667
Eurocommercial Properties N.V. (CVA)	620	27,306
Excel Trust, Inc. (REIT)	824	9,698
Federal Realty Investment Trust (REIT)	1,018	120,592
Federation Centres (REIT)	19,268	43,525
Fortune Real Estate Investment Trust (REIT)	13,913	12,453
Frontier Real Estate Investment Corp. (REIT)	8	38,368
Fukuoka REIT Corp. (REIT)	10	18,464
General Growth Properties, Inc. (REIT)	7,568	178,226
Getty Realty Corp. (REIT)	344	5,848
Glimcher Realty Trust (REIT)	2,142	29,003
Hammerson plc (REIT)	10,618	98,891
Immobiliare Grande Distribuzione (REIT)	2,081	1,748
Inland Real Estate Corp. (REIT)	1,274	12,625
Intu Properties plc (REIT)	13,346	69,819
Japan Retail Fund Investment Corp. (REIT)	35	70,527
Kimco Realty Corp. (REIT)	6,074	133,081
Kite Realty Group Trust (REIT)	1,227	29,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Klepierre S.A. (REIT)	1,521	$66,605
Link REIT (REIT)	33,702	194,230
Macerich Co. (REIT)	2,131	136,022
Mapletree Commercial Trust (REIT)(m)	14,584	16,119
Mercialys S.A. (REIT)	619	13,498
Morguard Real Estate Investment Trust (REIT)	523	8,658
National Retail Properties, Inc. (REIT)	1,865	64,473
Pennsylvania Real Estate Investment Trust (REIT)	949	18,923
Ramco-Gershenson Properties Trust (REIT)	1,105	17,956
Realty Income Corp. (REIT)	3,352	136,728
Regency Centers Corp. (REIT)	1,408	75,793
Retail Opportunity Investments Corp. (REIT)	1,287	18,919
Retail Properties of America, Inc. (REIT), Class A	3,529	51,629
RioCan Real Estate Investment Trust (REIT)	4,526	103,739
Rouse Properties, Inc. (REIT)	499	8,069
Saul Centers, Inc. (REIT)	286	13,368
Scentre Group (REIT)*	76,161	218,719
Simon Property Group, Inc. (REIT)	4,667	767,349
Tanger Factory Outlet Centers, Inc. (REIT)	1,440	47,117
Taubman Centers, Inc. (REIT)	975	71,175
Unibail-Rodamco SE (REIT)	1,453	373,833
Urstadt Biddle Properties, Inc. (REIT), Class A	322	6,537
Vastned Retail N.V. (REIT)	362	16,558
Washington Prime Group, Inc. (REIT)	2,333	40,781
Weingarten Realty Investors (REIT)	1,644	51,786
Wereldhave Belgium N.V. (REIT)	27	3,272
Westfield Corp. (REIT)	28,278	184,453

		4,056,243

Specialized REITs (9.9%)
American Realty Capital Healthcare Trust, Inc. (REIT)	2,500	26,200
Ashford Hospitality Trust, Inc. (REIT)	1,024	10,465
Aviv REIT, Inc. (REIT)	350	9,223
Big Yellow Group plc (REIT)	1,915	16,143
CDL Hospitality Trusts (REIT)	5,537	7,248
Chartwell Retirement Residences	2,569	25,141
Chesapeake Lodging Trust (REIT)	902	26,293
CubeSmart (REIT)	2,161	38,855
DiamondRock Hospitality Co. (REIT)	2,930	37,152
EPR Properties (REIT)	827	41,912
Extra Space Storage, Inc. (REIT)	1,645	84,833
FelCor Lodging Trust, Inc. (REIT)	1,859	17,400
HCP, Inc. (REIT)	6,870	272,808
Health Care REIT, Inc. (REIT)	4,633	288,961
Healthcare Realty Trust, Inc. (REIT)	1,417	33,555
Healthcare Trust of America, Inc. (REIT), Class A	3,554	41,226
Hersha Hospitality Trust (REIT)	2,564	16,333
Hospitality Properties Trust (REIT)	2,255	60,547
Host Hotels & Resorts, Inc. (REIT)	11,329	241,648
InnVest Real Estate Investment Trust (REIT)	217	1,029
Japan Hotel REIT Investment Corp. (REIT)	47	28,626
LaSalle Hotel Properties (REIT)	1,578	54,031
LTC Properties, Inc. (REIT)	528	19,478
National Health Investors, Inc. (REIT)	450	25,713
Omega Healthcare Investors, Inc. (REIT)	1,906	65,166
Pebblebrook Hotel Trust (REIT)	980	36,593
Primary Health Propertiesplc (REIT)	1,556	8,362
Public Storage (REIT)	2,166	359,210
RLJ Lodging Trust (REIT)	1,986	56,541
Sabra Health Care REIT, Inc. (REIT)	721	17,535
Safestore Holdings plc (REIT)	1,693	5,873
Senior Housing Properties Trust (REIT)	3,033	63,450
Sovran Self Storage, Inc. (REIT)	558	41,493
Strategic Hotels & Resorts, Inc. (REIT)*	3,600	41,940
Sunstone Hotel Investors, Inc. (REIT)	3,012	41,626
Universal Health Realty Income Trust (REIT)	174	7,252
Ventas, Inc. (REIT)	4,441	275,120

		2,444,981

Total Real Estate Investment Trusts (REITs)		13,477,361

Real Estate Management & Development (14.7%)
Diversified Real Estate Activities (9.2%)
Allreal Holding AG (Registered)*	171	22,138
CapitaLand Ltd	37,723	94,625
City Developments Ltd	8,358	63,027
Development Securities plc	1,830	5,830
DIC Asset AG	471	3,974
Hang Lung Properties Ltd	32,445	92,344
Henderson Land Development Co., Ltd	15,957	103,368
Inmobiliaria Colonial S.A.*	18,353	12,981
Kerry Properties Ltd	9,509	31,963
Mitsubishi Estate Co., Ltd	19,393	436,486
Mitsui Fudosan Co., Ltd	14,615	447,678
Mobimo Holding AG (Registered)*	109	21,145
New World Development Co., Ltd	74,564	86,809
Nomura Real Estate Holdings, Inc	1,824	31,333
Sumitomo Realty & Development Co., Ltd	6,950	247,298
Sun Hung Kai Properties Ltd	22,730	322,295
Tokyo Tatemono Co., Ltd	5,624	45,484
UOL Group Ltd	6,398	33,151
Wharf Holdings Ltd	22,308	158,587

		2,260,516

Real Estate Development (0.6%)
Conwert Immobilien Invest SE*	941	10,731
Helical Bar plc	1,462	8,295
Keppel Land Ltd	10,024	27,502
Sino Land Co., Ltd	43,919	67,874
St. Modwen Properties plc	2,620	15,588
TAG Immobilien AG	1,851	20,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares		Value (Note 1)
Wing Tai Holdings Ltd.		2,128	$2,944

			153,905

Real Estate Operating Companies (4.9%)
Aeon Mall Co., Ltd.		1,544	29,465
Azrieli Group		550	18,891
BUWOG AG*		706	13,978
CA Immobilien Anlagen AG*		1,345	26,858
Capital & Counties Properties plc		9,975	53,154
Castellum AB		2,453	37,325
Citycon Oyj		2,451	8,204
Daejan Holdings plc		118	9,333
Deutsche Annington Immobilien SE		1,184	34,365
Deutsche Euroshop AG		680	29,429
Deutsche Wohnen AG		4,281	91,489
Dios Fastigheter AB		563	4,155
DO Deutsche Office AG*		942	3,605
Fabege AB		1,967	25,037
Fastighets AB Balder, Class B*		1,342	17,063
First Capital Realty, Inc.		1,234	19,293
Forest City Enterprises, Inc., Class A*		2,199	43,012
GAGFAH S.A.*		3,200	59,616
Global Logistic Properties Ltd.		42,756	90,828
Grainger plc		4,566	13,731
Hemfosa Fastigheter AB*		602	9,427
Hongkong Land Holdings Ltd.		16,554	112,568
Hufvudstaden AB, Class A		1,673	20,843
Hulic Co., Ltd.		4,419	46,738
Hysan Development Co., Ltd.		8,837	40,857
Killam Properties, Inc.		751	6,940
Klovern AB		1,079	5,204
Kungsleden AB		2,024	12,033
LEG Immobilien AG*		770	53,364
Norwegian Property ASA*		4,522	6,764
NTT Urban Development Corp.		1,621	17,056
PSP Swiss Property AG (Registered)*		597	50,151
Quintain Estates & Development plc*		7,204	10,394
Sponda Oyj		2,552	11,539
Swire Properties Ltd.		15,969	49,769
Swiss Prime Site AG (Registered)*		873	64,833
Technopolis Oyj		482	2,447
Unite Group plc		3,005	20,680
Wallenstam AB, Class B		1,523	23,069
Wihlborgs Fastigheter AB		1,008	17,322

			1,210,829

Total Real Estate Management & Development			3,625,250

Total Common Stocks (69.5%) (Cost $16,944,019)			17,112,057

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.2%)
F&C Commercial Property Trust Ltd.		7,405	15,065
F&C UK Real Estate Investment Ltd.		3,276	4,820
MedicX Fund Ltd.		5,218	7,063
Picton Property Income Ltd.		1,725	1,790
Schroder Real Estate Investment Trust Ltd.		1,633	1,509
Standard Life Investment Property Income Trust plc		3,128	3,981
UK Commercial Property Trust Ltd.		2,345	3,076

Total Investment Companies (0.2%) (Cost $31,663)			37,304

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (1.0%)
Asset-Backed Securities (0.8%)
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A1
0.325%, 4/25/36(l)		$59,966	56,236
Series 2007-CH2 AV1
0.315%, 1/25/37(l)		41,763	39,571
RAMP Trust,
Series 2006-RZ4 A2
0.335%, 10/25/36(l)		61,376	60,349
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1
1.154%, 8/25/37(l)		36,685	33,826

			189,982

Non-Agency CMO (0.2%)
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R 1A1
2.517%, 9/27/36(l)§		54,083	54,457

Total Asset-Backed and Mortgage-Backed Securities			244,439

Corporate Bond (0.4%)
Capital Markets(0.4%)
Investment Banking & Brokerage (0.4%)
Goldman Sachs Group, Inc.
0.858%, 6/4/17(l)		$100,000	100,475

Total Capital Markets			100,475

Total Corporate Bonds			100,475

Government Securities (40.4%)
Foreign Governments (22.4%)
Australia Government Bond
5.250% 3/15/19	AUD	100,000	96,095
3.430% 9/20/25(m)		100,000	118,757
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/1/25	BRL	300,000	105,866
Canadian Government Bond
1.631% 12/1/44	CAD	54,369	58,172
Denmark Government Bond
0.103% 11/15/23	DKK	1,139,259	200,271
Deutsche Bundesrepublik Inflation Linked Bond
0.770% 4/15/18	EUR	391,678	519,970
1.910% 4/15/20		76,385	110,031
0.103% 4/15/23		51,569	68,580
France Government Bond OAT
1.136% 7/25/17		113,195	150,746
0.260% 7/25/18		414,356	545,892
0.100% 7/25/21		121,060	159,812
1.189% 7/25/22		213,941	303,593
2.250% 5/25/24		100,000	138,582
0.254% 7/25/24		40,474	53,395
Hellenic Railways Organization S.A.
4.500% 12/6/16	JPY	1,500,000	13,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Italy Buoni Poliennali Del Tesoro
1.717% 9/15/18	EUR	100,699	$135,390
2.250% 4/22/17(m)		200,154	262,846
Mexican Bonos de Proteccion al Ahorro
2.970% 1/30/20(l)	MXN	300,000	22,394
New Zealand Government Bond
2.056% 9/20/25(m)	NZD	240,000	185,788
Republic of Greece
5.250% 2/1/16	JPY	9,300,000	85,793
Republic of Sweden
0.250% 6/1/22	SEK	251,902	36,634
Spain Government Bond
5.400% 1/31/23§	EUR	100,000	161,598
United Kingdom Gilt
0.125% 3/22/24(m)	GBP	253,445	434,583
1.250% 11/22/32(m)		347,805	734,603
0.625% 11/22/42(m)		9,639	20,108
0.125% 3/22/44(m)		92,929	170,446
0.125% 3/22/58(m)		100,044	194,586
0.375% 3/22/62(m)		94,441	207,939
0.128% 3/22/68(m)		41,009	83,482
United Mexican States
4.000% 11/8/46	MXN	1,450,642	118,154

			5,497,721

U.S. Treasuries (18.0%)
U.S. Treasury Bonds
2.000% 1/15/26 TIPS(z)		$96,031	109,186
2.375% 1/15/27 TIPS(z)		88,607	104,767
1.750% 1/15/28 TIPS(z)		136,470	151,757
2.125% 2/15/41 TIPS		115,322	143,401
1.375% 2/15/44 TIPS(z)		388,463	415,175
3.125% 8/15/44		100,000	98,365
U.S. Treasury Notes
1.625% 1/15/15 TIPS(z)		641,338	641,764
0.125% 4/15/16 TIPS(z)		215,874	218,387
0.125% 4/15/17 TIPS		73,427	74,405
0.125% 4/15/19 TIPS(z)		915,093	917,165
1.875% 7/15/19 TIPS(z)		111,583	121,735
0.625% 7/15/21 TIPS(z)		417,551	425,946
0.125% 7/15/22 TIPS(z)		125,361	122,358
0.125% 1/15/23 TIPS(z)		696,722	674,025
0.375% 7/15/23 TIPS(z)		122,852	121,501
0.125% 7/15/24 TIPS(z)		100,339	96,336

			4,436,273

Total Government Securities			9,933,994

Total Long-Term Debt Securities (41.8%) (Cost $10,338,634)			10,278,908

	Number of Rights		Value (Note 1)
RIGHTS:
Real Estate Investment Trusts (REITs) (0.0%)
Office REITs (0.0%)
Beni Stabili S.p.A., expiring 10/17/14*		5,871	122

Retail REITs (0.0%)
Immobiliare Grande Distribuzione, expiring 10/17/14*		2,081	446

Total Rights (0.0%) (Cost $613)			568

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (2.8%)
Federal Home Loan Mortgage Corp.
0.04%, 2/6/15(o)(p)		$700,000	699,892

Total Short-Term Investments (2.8%) (Cost $699,950)			699,892

Total Investments Before Options Written (114.3%) (Cost $28,014,879)			28,128,729

	Number of Contracts		Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
Euro-Bund
October 2014 @ $150.00*		(1)	(644)
October 2014 @ $150.50*		(1)	(417)

			(1,061)

Put Options Written (0.0%)
Euro-Bund
October 2014 @ $146.00*		(1)	(25)
October 2014 @ $146.50*		(1)	(51)

			(76)

Total Options Written (0.0%) (Premiums Received $1,211)			(1,137)

Total Investments after Options Written (114.3%) (Cost $28,013,668)			28,127,592
Other Assets Less Liabilities (-14.3%)			(3,521,262)

Net Assets (100%)			$24,606,330

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $216,055 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $2,461,388 or 10.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2014.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazillian Real

CVA — Dutch Certification

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	1	December-14	$124,189	$124,641	$452
90 Day Eurodollar	1	March-16	246,727	246,538	(189)
90 Day Eurodollar	2	March-17	487,801	487,874	73
U.S. Long Bond	1	December-14	139,102	137,906	(1,196)

					$(860)

Sales
5 Year U.S. Treasury Notes	3	December-14	$354,913	$354,773	$140
Euro-Bund	3	December-14	566,554	567,236	(682)
U.S. Ultra Bond	4	December-14	613,125	610,000	3,125

					2,583

					$1,723

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	244	$213,634	$216,649	$(3,015)
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Credit Suisse	269	109,896	111,943	(2,047)
British Pound vs. U.S. Dollar, expiring 10/2/14	Bank of America	1,070	1,734,631	1,749,920	(15,289)
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Bank of America	2	2,526	2,590	(64)
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Bank of America	3	3,789	3,877	(88)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/15/14	Credit Suisse	32	9,731	9,964	(233)
Malaysian Ringgit vs. U.S. Dollar, expiring 2/26/15	Bank of America	32	9,645	9,660	(15)
Singapore Dollar vs. U.S. Dollar, expiring 11/20/14	Credit Suisse	28	22,116	22,559	(443)

					$(21,194)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	244	$227,180	$213,634	$13,546
Australian Dollar vs. U.S. Dollar, expiring 11/4/14	Bank of America	244	216,136	213,107	3,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Bank of America	177	$77,624	$72,287	$5,337
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Bank of America	92	39,966	37,609	2,357
Brazilian Real vs. U.S. Dollar, expiring 11/4/14	Credit Suisse	269	110,958	108,867	2,091
British Pound vs. U.S. Dollar, expiring 10/2/14	Bank of America	1,070	1,774,060	1,734,630	39,430
British Pound vs. U.S. Dollar, expiring 11/4/14	Bank of America	1,070	1,749,450	1,734,110	15,340
Canadian Dollar vs. U.S. Dollar, expiring 10/16/14	Bank of America	60	54,413	53,555	858
Danish Krone vs. U.S. Dollar, expiring 11/13/14	Credit Suisse	1,115	200,756	189,231	11,525
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Bank of America	109	143,899	137,672	6,227
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Bank of America	5	6,486	6,315	171
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Bank of America	1,002	1,320,944	1,265,576	55,368
European Union Euro vs. U.S. Dollar, expiring 10/2/14	Credit Suisse	1,002	1,320,836	1,265,576	55,260
European Union Euro vs. U.S. Dollar, expiring 11/4/14	Bank of America	1,212	1,544,787	1,531,534	13,253
European Union Euro vs. U.S. Dollar, expiring 11/4/14	Credit Suisse	901	1,144,296	1,137,898	6,398
Japanese Yen vs. U.S. Dollar, expiring 10/2/14	Credit Suisse	12,600	121,273	114,885	6,388
Japanese Yen vs. U.S. Dollar, expiring 11/4/14	Bank of America	12,600	115,385	114,913	472
Malaysian Ringgit vs. U.S. Dollar, expiring 10/15/14	Bank of America	32	9,743	9,731	12
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Bank of America	1,780	135,858	131,829	4,029
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Bank of America	265	20,000	19,639	361
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	229	190,381	178,769	11,612
New Zealand Dollar vs. U.S. Dollar, expiring 11/4/14	Bank of America	229	180,853	178,151	2,702
Swedish Krona vs. U.S. Dollar, expiring 11/13/14	Credit Suisse	210	30,367	29,097	1,270

					$257,036

					$235,842

Options Written:

Options written for the nine months ended September 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2014	—	$—
Options Written	11	5,136
Options Terminated in Closing Purchase Transactions	(7)	(3,925)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2014	4	$1,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Total return swap contracts outstanding as of September 30, 2014:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	$98,309	$(6,205)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	70,399	(4,468)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	63,249	(3,971)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	39,421	(2,409)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	138,229	(8,687)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	59,296	(3,775)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	131,815	(8,439)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	141,667	(8,936)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	5,931,317	(384,207)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	501,477	(32,761)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	118,689	(7,694)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	118,780	(7,694)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	89,146	(5,957)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	69,369	(4,468)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	30,356	(1,986)

					$(491,657)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$189,982	$—	$189,982
Non-Agency CMO	—	54,457	—	54,457
Common Stocks
Financials	9,236,843	7,865,768	—	17,102,611
Health Care	9,446	—	—	9,446
Corporate Bonds
Financials	—	100,475	—	100,475
Forward Currency Contracts	—	257,036	—	257,036
Futures	3,790	—	—	3,790
Government Securities
Foreign Governments	—	5,497,721	—	5,497,721
U.S. Treasuries	—	4,436,273	—	4,436,273
Investment Companies
Exchange Traded Funds (ETFs)	—	37,304	—	37,304
Rights
Financials	—	568	—	568
Short-Term Investments	—	699,892	—	699,892

Total Assets	$9,250,079	$19,139,476	$—	$28,389,555

Liabilities:
Forward Currency Contracts	$—	$(21,194)	$—	$(21,194)
Futures	(2,067)	—	—	(2,067)
Options Written
Call Options Written	(1,061)	—	—	(1,061)
Put Options Written	(76)	—	—	(76)
Total Return Swaps	—	(491,657)	—	(491,657)

Total Liabilities	$(3,204)	$(512,851)	$—	$(516,055)

Total	$9,246,875	$18,626,625	$—	$27,873,500

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,109,480
Long-term U.S. government debt securities	4,852,254

$16,961,734

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,857,313
Long-term U.S. government debt securities	3,894,172

$9,751,485

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$927,175
Aggregate gross unrealized depreciation	(974,121)

Net unrealized depreciation	$(46,946)

Federal income tax cost of investments	$28,175,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$764,293
Cooper Tire & Rubber Co.	43,822	1,257,692
Cooper-Standard Holding, Inc.*	7,900	492,960
Dana Holding Corp.	99,465	1,906,744
Dorman Products, Inc.*	17,700	709,062
Drew Industries, Inc.	18,670	787,687
Federal-Mogul Holdings Corp.*	15,100	224,537
Gentherm, Inc.*	22,600	954,398
Modine Manufacturing Co.*	32,900	390,523
Standard Motor Products, Inc.	12,800	440,704
Stoneridge, Inc.*	6,800	76,636
Tenneco, Inc.*	38,897	2,034,702
Tower International, Inc.*	11,900	299,761

		10,339,699

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,346	377,622

Distributors (0.3%)
Core-Mark Holding Co., Inc.	16,000	848,640
Pool Corp.	29,778	1,605,630

		2,454,270

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	15,807	426,631
Ascent Capital Group, Inc., Class A*	9,231	555,706
Bright Horizons Family Solutions, Inc.*	17,690	744,041
Capella Education Co.	7,045	441,017
Chegg, Inc.*	38,400	239,616
Grand Canyon Education, Inc.*	30,748	1,253,596
Houghton Mifflin Harcourt Co.*	62,800	1,220,832
ITT Educational Services, Inc.*	15,800	67,782
K12, Inc.*	21,984	350,865
LifeLock, Inc.*	41,100	587,319
Matthews International Corp., Class A	20,159	884,779
Regis Corp.	32,152	513,146
Sotheby’s, Inc.	35,102	1,253,843
Steiner Leisure Ltd.*	13,032	489,873
Strayer Education, Inc.*	6,500	389,220
Universal Technical Institute, Inc.	11,800	110,330
Weight Watchers International, Inc.*	16,000	439,040

		9,967,636

Hotels, Restaurants & Leisure (3.1%)
Belmond Ltd., Class A*	71,509	833,795
Biglari Holdings, Inc.*	891	302,726
BJ’s Restaurants, Inc.*	17,234	620,252
Bloomin’ Brands, Inc.*	44,500	816,130
Bob Evans Farms, Inc.	14,890	704,893
Boyd Gaming Corp.*	38,300	389,128
Buffalo Wild Wings, Inc.*	11,300	1,517,251
Caesars Acquisition Co., Class A*	23,400	221,598
Caesars Entertainment Corp.*	23,370	293,995
Cheesecake Factory, Inc.	32,221	1,466,055
Churchill Downs, Inc.	9,293	906,067
Chuy’s Holdings, Inc.*	11,000	345,290
Cracker Barrel Old Country Store, Inc.	13,023	1,343,843
Del Frisco’s Restaurant Group, Inc.*	11,400	218,196
Denny’s Corp.*	76,200	535,686
Diamond Resorts International, Inc.*	20,400	464,304
DineEquity, Inc.	11,281	920,417
Fiesta Restaurant Group, Inc.*	15,400	765,072
Ignite Restaurant Group, Inc.*	4,700	28,200
International Speedway Corp., Class A	21,600	683,424
Interval Leisure Group, Inc.	25,200	480,060
Isle of Capri Casinos, Inc.*	10,200	76,500
Jack in the Box, Inc.	25,539	1,741,504
Krispy Kreme Doughnuts, Inc.*	44,500	763,620
La Quinta Holdings, Inc.*	25,500	484,245
Life Time Fitness, Inc.*	23,600	1,190,384
Marcus Corp.	11,600	183,280
Marriott Vacations Worldwide Corp.*	18,900	1,198,449
Multimedia Games Holding Co., Inc.*	19,500	702,195
Papa John’s International, Inc.	19,342	773,487
Penn National Gaming, Inc.*	45,300	507,813
Pinnacle Entertainment, Inc.*	39,500	991,055
Popeyes Louisiana Kitchen, Inc.*	20,300	822,150
Red Robin Gourmet Burgers, Inc.*	12,100	688,490
Ruby Tuesday, Inc.*	14,500	85,405
Ruth’s Hospitality Group, Inc.	15,900	175,536
Scientific Games Corp., Class A*	31,300	337,101
Sonic Corp.*	35,938	803,574
Speedway Motorsports, Inc.	11,700	199,602
Texas Roadhouse, Inc.	39,618	1,102,965
Vail Resorts, Inc.	22,994	1,994,959

		28,678,696

Household Durables (1.0%)
Beazer Homes USA, Inc.*	16,000	268,480
Cavco Industries, Inc.*	4,000	272,000
Ethan Allen Interiors, Inc.	21,554	491,431
Helen of Troy Ltd.*	16,498	866,475
Hovnanian Enterprises, Inc., Class A*	44,285	162,526
iRobot Corp.*	15,900	484,155
KB Home	56,500	844,110
La-Z-Boy, Inc.	34,709	686,891
Libbey, Inc.*	10,600	278,356
M.D.C. Holdings, Inc.	27,500	696,300
M/I Homes, Inc.*	13,600	269,552
Meritage Homes Corp.*	24,439	867,585
NACCO Industries, Inc., Class A	1,900	94,487
Ryland Group, Inc.	31,356	1,042,273
Standard Pacific Corp.*	100,400	751,996
TRI Pointe Homes, Inc.*	85,601	1,107,677
Universal Electronics, Inc.*	9,800	483,826

		9,668,120

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	5,000	142,750
FTD Cos., Inc.*	14,454	493,026
HSN, Inc.	22,868	1,403,409
Lands’ End, Inc.*	9,500	390,640
Nutrisystem, Inc.	400	6,148
RetailMeNot, Inc.*	17,700	286,032
Shutterfly, Inc.*	25,497	1,242,724

		3,964,729

Leisure Products (0.4%)
Arctic Cat, Inc.	4,400	153,208
Brunswick Corp.	59,358	2,501,346
Callaway Golf Co.	52,763	382,004
Smith & Wesson Holding Corp.*	48,135	454,395
Sturm Ruger & Co., Inc.	14,400	701,136

		4,192,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Media (1.2%)
AMC Entertainment Holdings, Inc., Class A	12,866	$295,789
Carmike Cinemas, Inc.*	15,100	467,798
Central European Media Enterprises Ltd., Class A*	1,300	2,925
Crown Media Holdings, Inc., Class A*	84,111	269,155
Cumulus Media, Inc., Class A*	78,100	314,743
EW Scripps Co., Class A*	20,700	337,617
Gray Television, Inc.*	19,100	150,508
Harte-Hanks, Inc.	16,100	102,557
Loral Space & Communications, Inc.*	10,096	724,994
McClatchy Co., Class A*	22,500	75,600
MDC Partners, Inc., Class A	22,200	426,018
Media General, Inc.*	31,400	411,654
Meredith Corp.	26,700	1,142,760
National CineMedia, Inc.	38,023	551,714
New Media Investment Group, Inc.	17,300	287,699
New York Times Co., Class A	80,000	897,600
Nexstar Broadcasting Group, Inc., Class A	19,900	804,358
Rentrak Corp.*	5,700	347,358
Scholastic Corp.	22,160	716,211
Sinclair Broadcast Group, Inc., Class A	46,300	1,207,967
Time, Inc.*	63,600	1,490,148
World Wrestling Entertainment, Inc., Class A	11,000	151,470

		11,176,643

Multiline Retail (0.2%)
Burlington Stores, Inc.*	16,500	657,690
Fred’s, Inc., Class A	35,015	490,210
Tuesday Morning Corp.*	29,000	562,745

		1,710,645

Specialty Retail (3.3%)
Aeropostale, Inc.*	36,100	118,769
American Eagle Outfitters, Inc.	112,100	1,627,692
America’s Car-Mart, Inc.*	3,300	130,647
ANN, Inc.*	27,004	1,110,674
Asbury Automotive Group, Inc.*	20,842	1,342,642
Barnes & Noble, Inc.*	21,300	420,462
bebe stores, Inc.	7,600	17,632
Brown Shoe Co., Inc.	27,663	750,497
Buckle, Inc.	17,889	811,982
Cato Corp., Class A	23,623	814,049
Children’s Place, Inc.	15,690	747,785
Conn’s, Inc.*	14,400	435,888
Container Store Group, Inc.*	4,800	104,496
Destination Maternity Corp.	5,500	84,920
Express, Inc.*	63,700	994,357
Finish Line, Inc., Class A	29,613	741,213
Five Below, Inc.*	31,305	1,239,991
Francesca’s Holdings Corp.*	24,800	345,464
Genesco, Inc.*	16,957	1,267,536
Group 1 Automotive, Inc.	14,737	1,071,527
Guess?, Inc.	35,400	777,738
Haverty Furniture Cos., Inc.	13,300	289,807
Hibbett Sports, Inc.*	19,355	825,104
Kirkland’s, Inc.*	1,400	22,554
Lithia Motors, Inc., Class A	16,100	1,218,609
Lumber Liquidators Holdings, Inc.*	16,776	962,607
Mattress Firm Holding Corp.*	7,600	456,456
Men’s Wearhouse, Inc.	29,451	1,390,676
Monro Muffler Brake, Inc.	21,604	1,048,442
Office Depot, Inc.*	287,955	1,480,089
Outerwall, Inc.*	12,286	689,245
Pep Boys-Manny, Moe & Jack*	39,777	354,413
Pier 1 Imports, Inc.	50,156	596,355
Rent-A-Center, Inc.	34,103	1,035,026
Restoration Hardware Holdings, Inc.*	20,300	1,614,865
Select Comfort Corp.*	43,800	916,296
Shoe Carnival, Inc.	5,100	90,831
Sonic Automotive, Inc., Class A	30,125	738,364
Stage Stores, Inc.	21,774	372,553
Stein Mart, Inc.	11,100	128,205
Systemax, Inc.*	10,471	130,573
Tilly’s, Inc., Class A*	9,600	72,192
Vitamin Shoppe, Inc.*	21,000	932,190
Zumiez, Inc.*	12,700	356,870

		30,678,283

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	19,268	689,409
Crocs, Inc.*	63,734	801,774
G-III Apparel Group Ltd.*	12,100	1,002,606
Iconix Brand Group, Inc.*	29,331	1,083,487
Movado Group, Inc.	12,300	406,638
Oxford Industries, Inc.	10,300	628,197
Quiksilver, Inc.*	12,900	22,188
Skechers U.S.A., Inc., Class A*	23,279	1,241,004
Steven Madden Ltd.*	41,140	1,325,942
Tumi Holdings, Inc.*	32,400	659,340
Vera Bradley, Inc.*	6,627	137,046
Wolverine World Wide, Inc.	64,280	1,610,857

		9,608,488

Total Consumer Discretionary		122,816,920

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,974	1,103,034
Coca-Cola Bottling Co. Consolidated	700	52,241
National Beverage Corp.*	9,700	189,150

		1,344,425

Food & Staples Retailing (0.9%)
Andersons, Inc.	16,409	1,031,798
Casey’s General Stores, Inc.	25,413	1,822,112
Chefs’ Warehouse, Inc.*	1,600	26,016
Fresh Market, Inc.*	24,700	862,771
Ingles Markets, Inc., Class A	400	9,476
Natural Grocers by Vitamin Cottage, Inc.*	2,200	35,816
Pantry, Inc.*	2,900	58,667
PriceSmart, Inc.	13,052	1,117,773
SpartanNash Co.	23,270	452,602
SUPERVALU, Inc.*	117,400	1,049,556
United Natural Foods, Inc.*	32,188	1,978,274
Weis Markets, Inc.	8,051	314,231

		8,759,092

Food Products (1.7%)
Annie’s, Inc.*	9,300	426,870
B&G Foods, Inc.	31,800	876,090
Boulder Brands, Inc.*	43,200	588,816
Calavo Growers, Inc.	7,800	352,092
Cal-Maine Foods, Inc.	11,692	1,044,446
Chiquita Brands International, Inc.*	24,700	350,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Darling Ingredients, Inc.*	100,099	$1,833,814
Dean Foods Co.	53,900	714,175
Diamond Foods, Inc.*	12,937	370,128
Farmer Bros Co.*	3,017	87,342
Fresh Del Monte Produce, Inc.	26,804	855,048
J&J Snack Foods Corp.	8,603	804,897
Lancaster Colony Corp.	13,737	1,171,491
Lifeway Foods, Inc.*	13,015	180,518
Post Holdings, Inc.*	23,200	769,776
Sanderson Farms, Inc.	13,793	1,213,094
Seaboard Corp.*	167	446,723
Seneca Foods Corp., Class A*	5,500	157,300
Snyder’s-Lance, Inc.	34,640	917,960
Tootsie Roll Industries, Inc.	13,647	381,980
TreeHouse Foods, Inc.*	24,033	1,934,656

		15,477,956

Household Products (0.2%)
Central Garden & Pet Co., Class A*	18,133	145,789
Harbinger Group, Inc.*	47,900	628,448
WD-40 Co.	12,027	817,355

		1,591,592

Personal Products (0.1%)
Elizabeth Arden, Inc.*	19,800	331,452
Inter Parfums, Inc.	10,700	294,250
Revlon, Inc., Class A*	7,400	234,506
Synutra International, Inc.*	46,500	210,645
USANA Health Sciences, Inc.*	1,600	117,856

		1,188,709

Tobacco (0.2%)
Universal Corp.	16,753	743,666
Vector Group Ltd.	40,333	894,577

		1,638,243

Total Consumer Staples		30,000,017

Energy (5.5%)
Energy Equipment & Services (1.9%)
Basic Energy Services, Inc.*	18,300	396,927
Bristow Group, Inc.	23,080	1,550,976
C&J Energy Services, Inc.*	31,700	968,435
CARBO Ceramics, Inc.	13,400	793,682
CHC Group Ltd.*	3,000	16,800
Era Group, Inc.*	13,600	295,800
Exterran Holdings, Inc.	36,800	1,630,608
Forum Energy Technologies, Inc.*	34,400	1,052,984
Geospace Technologies Corp.*	9,000	316,350
Gulf Island Fabrication, Inc.	8,496	146,131
Gulfmark Offshore, Inc., Class A	19,255	603,644
Helix Energy Solutions Group, Inc.*	70,200	1,548,612
Hercules Offshore, Inc.*	97,424	214,333
Hornbeck Offshore Services, Inc.*	25,534	835,728
ION Geophysical Corp.*	105,500	294,345
Key Energy Services, Inc.*	107,572	520,649
Matrix Service Co.*	18,600	448,632
McDermott International, Inc.*	136,900	783,068
Natural Gas Services Group, Inc.*	9,077	218,483
Newpark Resources, Inc.*	70,202	873,313
North Atlantic Drilling Ltd.	43,684	290,936
Nuverra Environmental Solutions, Inc.*	2,500	36,875
Parker Drilling Co.*	102,029	504,023
PHI, Inc. (Non-Voting)*	9,000	370,350
Pioneer Energy Services Corp.*	43,400	608,468
RigNet, Inc.*	7,600	307,420
SEACOR Holdings, Inc.*	13,600	1,017,280
Tesco Corp.	20,200	400,970
TETRA Technologies, Inc.*	70,061	758,060
Vantage Drilling Co.*	17,700	22,479
Willbros Group, Inc.*	16,798	139,927

		17,966,288

Oil, Gas & Consumable Fuels (3.6%)
Abraxas Petroleum Corp.*	37,600	198,528
Alon USA Energy, Inc.	4,400	63,184
Alpha Natural Resources, Inc.*	149,600	371,008
Apco Oil and Gas International, Inc.*	5,155	66,448
Approach Resources, Inc.*	23,400	339,300
Arch Coal, Inc.	151,100	320,332
Bill Barrett Corp.*	36,802	811,116
Bonanza Creek Energy, Inc.*	23,300	1,325,770
BPZ Resources, Inc.*	25,055	47,855
Callon Petroleum Co.*	6,800	59,908
Carrizo Oil & Gas, Inc.*	26,003	1,399,482
Clayton Williams Energy, Inc.*	3,400	327,930
Clean Energy Fuels Corp.*	47,059	367,060
Cloud Peak Energy, Inc.*	44,777	565,086
Comstock Resources, Inc.	35,000	651,700
Contango Oil & Gas Co.*	10,649	353,973
Delek U.S. Holdings, Inc.	34,200	1,132,704
Diamondback Energy, Inc.*	24,300	1,817,154
Eclipse Resources Corp.*	17,594	292,412
Emerald Oil, Inc.*	12,400	76,260
Energy XXI Bermuda Ltd.	56,882	645,611
EXCO Resources, Inc.	91,900	306,946
Forest Oil Corp.*	83,900	98,163
FX Energy, Inc.*	12,700	38,608
GasLog Ltd.	20,100	442,401
Gastar Exploration, Inc.*	12,400	72,788
Goodrich Petroleum Corp.*	17,600	260,832
Green Plains, Inc.	21,700	811,363
Halcon Resources Corp.*	140,150	554,994
Isramco, Inc.*	1,521	185,805
Jones Energy, Inc., Class A*	1,000	18,780
Jura Energy Corp.*	690	123
Kodiak Oil & Gas Corp.*	161,600	2,192,912
Magnum Hunter Resources Corp.*	104,900	584,293
Matador Resources Co.*	42,300	1,093,455
Midstates Petroleum Co., Inc.*	4,800	24,240
Navios Maritime Acquisition Corp.	4,000	10,840
Nordic American Tankers Ltd.	37,501	298,133
Northern Oil and Gas, Inc.*	45,861	652,143
Parsley Energy, Inc., Class A*	30,800	656,964
PDC Energy, Inc.*	21,161	1,064,187
Penn Virginia Corp.*	35,300	448,663
PetroQuest Energy, Inc.*	27,500	154,550
Quicksilver Resources, Inc.*	31,800	19,169
Resolute Energy Corp.*	30,500	191,235
REX American Resources Corp.*	3,600	262,368
Rex Energy Corp.*	24,000	304,080
Rosetta Resources, Inc.*	39,624	1,765,645
RSP Permian, Inc.*	14,056	359,271
Sanchez Energy Corp.*	29,500	774,670
Scorpio Tankers, Inc.	110,000	914,100
SemGroup Corp., Class A	25,600	2,131,712
Ship Finance International Ltd.	36,005	609,205
Solazyme, Inc.*	32,400	241,704
Stone Energy Corp.*	32,982	1,034,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Swift Energy Co.*	34,769	$333,782
Synergy Resources Corp.*	33,300	405,927
Teekay Tankers Ltd., Class A	11,557	43,108
Triangle Petroleum Corp.*	36,900	406,269
VAALCO Energy, Inc.*	34,800	295,800
W&T Offshore, Inc.	25,444	279,884
Western Refining, Inc.	33,203	1,394,194
Westmoreland Coal Co.*	8,700	325,467

		33,295,910

Total Energy		51,262,198

Financials (23.4%)
Banks (7.3%)
1st Source Corp.	8,920	254,042
1st United Bancorp, Inc./Florida	1,400	11,928
Ameris Bancorp	9,354	205,320
Ames National Corp.	5,150	115,102
Arrow Financial Corp.	4,866	122,001
BancFirst Corp.	200	12,512
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	757,213
Bancorp, Inc./Delaware*	13,100	112,529
BancorpSouth, Inc.	61,300	1,234,582
Bank of Marin Bancorp/California	1,600	73,424
Bank of the Ozarks, Inc.	44,676	1,408,188
Banner Corp.	12,000	461,640
BBCN Bancorp, Inc.	48,269	704,245
BNC Bancorp	600	9,396
Boston Private Financial Holdings, Inc.	61,370	760,374
Bridge Bancorp, Inc.	3,781	89,421
Bridge Capital Holdings*	13,100	297,894
Bryn Mawr Bank Corp.	4,080	115,586
Camden National Corp.	2,900	101,500
Capital Bank Financial Corp., Class A*	16,800	401,184
Capital City Bank Group, Inc.	5,400	73,116
Cardinal Financial Corp.	20,800	355,056
Cascade Bancorp*	27,839	140,587
Cathay General Bancorp	52,247	1,297,293
Centerstate Banks, Inc.	6,793	70,308
Central Pacific Financial Corp.	5,900	105,787
Chemical Financial Corp.	17,541	471,677
Citizens & Northern Corp.	6,202	117,838
City Holding Co.	14,550	612,992
CNB Financial Corp./Pennsylvania	3,700	58,090
CoBiz Financial, Inc.	14,221	158,991
Columbia Banking System, Inc.	39,385	977,142
Community Bank System, Inc.	25,878	869,242
Community Trust Bancorp, Inc.	14,625	491,839
CommunityOne Bancorp*	4,572	40,325
ConnectOne Bancorp, Inc.	700	13,335
Customers Bancorp, Inc.*	1,200	21,552
CVB Financial Corp.	69,987	1,004,313
Eagle Bancorp, Inc.*	13,750	437,525
Enterprise Financial Services Corp.	5,295	88,532
F.N.B. Corp./Pennsylvania	94,051	1,127,671
Fidelity Southern Corp.	400	5,480
Financial Institutions, Inc.	5,400	121,392
First Bancorp, Inc./Maine	4,119	68,664
First Bancorp/North Carolina	6,910	110,698
First BanCorp/Puerto Rico*	60,100	285,475
First Busey Corp.	45,006	250,683
First Citizens BancShares, Inc./North Carolina, Class A	4,400	953,172
First Commonwealth Financial Corp.	76,813	644,461
First Community Bancshares, Inc./Virginia	6,300	90,027
First Connecticut Bancorp, Inc./Connecticut	15,100	218,950
First Financial Bancorp	47,316	749,012
First Financial Bankshares, Inc.	41,224	1,145,615
First Financial Corp./Indiana	5,000	154,750
First Interstate BancSystem, Inc.	4,000	106,280
First Merchants Corp.	20,400	412,284
First Midwest Bancorp, Inc./Illinois	43,668	702,618
First NBC Bank Holding Co.*	8,600	281,650
First of Long Island Corp.	2,300	79,235
FirstMerit Corp.	94,514	1,663,446
Flushing Financial Corp.	24,842	453,863
German American Bancorp, Inc.	5,500	141,955
Glacier Bancorp, Inc.	47,014	1,215,782
Great Southern Bancorp, Inc.	4,630	140,474
Hancock Holding Co.	54,886	1,759,096
Hanmi Financial Corp.	23,900	481,824
Heartland Financial USA, Inc.	8,400	200,592
Heritage Financial Corp./Washington	7,062	111,862
Home BancShares, Inc./Arkansas	31,200	917,592
HomeTrust Bancshares, Inc.*	600	8,766
Hudson Valley Holding Corp.	9,400	170,610
Iberiabank Corp.	17,885	1,117,991
Independent Bank Corp./Massachusetts	19,586	699,612
Independent Bank Group, Inc.	500	23,725
International Bancshares Corp.	34,190	843,296
Investors Bancorp, Inc.	206,440	2,091,237
Lakeland Bancorp, Inc.	18,335	178,950
Lakeland Financial Corp.	12,400	465,000
MainSource Financial Group, Inc.	11,881	204,947
MB Financial, Inc.	41,451	1,147,364
Mercantile Bank Corp.	300	5,715
Merchants Bancshares, Inc./Vermont	1,700	47,923
Metro Bancorp, Inc.*	7,723	187,283
National Bank Holdings Corp., Class A	35,400	676,848
National Penn Bancshares, Inc.	79,791	774,771
NBT Bancorp, Inc.	24,582	553,587
OFG Bancorp	39,100	585,718
Old National Bancorp/Indiana	75,539	979,741
OmniAmerican Bancorp, Inc.	2,500	64,975
Opus Bank*	600	18,378
Pacific Continental Corp.	9,230	118,606
Park National Corp.	10,148	765,362
Park Sterling Corp.	700	4,641
Penns Woods Bancorp, Inc.	1,200	50,700
Peoples Bancorp, Inc./Ohio	6,020	142,975
Peoples Financial Services Corp.	100	4,599
Pinnacle Financial Partners, Inc.	25,800	931,380
Preferred Bank/California*	200	4,504
PrivateBancorp, Inc.	44,370	1,327,107
Prosperity Bancshares, Inc.	40,184	2,297,319
Renasant Corp.	16,481	445,811
Republic Bancorp, Inc./Kentucky, Class A	4,100	97,129
S&T Bancorp, Inc.	20,325	476,825
Sandy Spring Bancorp, Inc.	19,851	454,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ServisFirst Bancshares, Inc.	400	$11,520
Sierra Bancorp	6,166	103,342
Simmons First National Corp., Class A	10,800	416,016
South State Corp.	15,880	888,010
Southside Bancshares, Inc.	13,123	436,340
Southwest Bancorp, Inc./Oklahoma	8,657	141,975
Square 1 Financial, Inc., Class A*	1,100	21,153
State Bank Financial Corp.	23,200	376,768
Sterling Bancorp/Delaware	56,593	723,825
Stock Yards Bancorp, Inc.	5,800	174,580
Suffolk Bancorp	4,262	82,725
Sun Bancorp, Inc./New Jersey*	14,460	261,871
Susquehanna Bancshares, Inc.	127,137	1,271,370
Talmer Bancorp, Inc., Class A	2,700	37,341
Texas Capital Bancshares, Inc.*	26,123	1,506,775
Tompkins Financial Corp.	9,900	436,392
Towne Bank/Virginia	15,800	214,564
Trico Bancshares	4,316	97,628
Trustmark Corp.	42,980	990,044
UMB Financial Corp.	21,518	1,173,807
Umpqua Holdings Corp.	106,022	1,746,182
Union Bankshares Corp.	29,755	687,341
United Bankshares, Inc./West Virginia	43,305	1,339,424
United Community Banks, Inc./Georgia	23,900	393,394
Univest Corp. of Pennsylvania	3,934	73,763
Valley National Bancorp	115,600	1,120,164
ViewPoint Financial Group, Inc.	25,560	611,906
Washington Trust Bancorp, Inc.	9,900	326,601
Webster Financial Corp.	56,165	1,636,648
WesBanco, Inc.	18,898	578,090
Westamerica Bancorp	17,874	831,498
Western Alliance Bancorp*	51,260	1,225,114
Wilshire Bancorp, Inc.	45,700	421,811
Wintrust Financial Corp.	24,912	1,112,819
Yadkin Financial Corp.*	900	16,344

		68,703,153

Capital Markets (1.5%)
Actua Corp.*	26,300	421,326
Arlington Asset Investment Corp., Class A	11,400	289,674
BGC Partners, Inc., Class A	100,400	745,972
Cohen & Steers, Inc.	14,609	561,570
Cowen Group, Inc., Class A*	6,200	23,250
Diamond Hill Investment Group, Inc.	813	100,040
Evercore Partners, Inc., Class A	20,411	959,317
Financial Engines, Inc.	32,600	1,115,409
FXCM, Inc., Class A	20,100	318,585
GFI Group, Inc.	18,400	99,544
Greenhill & Co., Inc.	20,700	962,343
HFF, Inc., Class A	21,300	616,635
INTL FCStone, Inc.*	3,600	62,352
Investment Technology Group, Inc.*	26,900	423,944
Janus Capital Group, Inc.	101,100	1,469,994
KCG Holdings, Inc., Class A*	26,546	268,911
Marcus & Millichap, Inc.*	700	21,182
Moelis & Co.	1,000	34,150
Oppenheimer Holdings, Inc., Class A	3,700	74,925
Piper Jaffray Cos.*	11,300	590,312
Pzena Investment Management, Inc., Class A	29,011	277,055
RCS Capital Corp., Class A	4,300	96,836
Safeguard Scientifics, Inc.*	6,700	123,280
Stifel Financial Corp.*	40,686	1,907,766
Virtus Investment Partners, Inc.	4,278	743,089
Walter Investment Management Corp.*	25,102	550,989
Westwood Holdings Group, Inc.	1,797	101,872
WisdomTree Investments, Inc.*	68,000	773,840

		13,734,162

Consumer Finance (0.8%)
Cash America International, Inc.	17,938	785,684
Credit Acceptance Corp.*	5,700	718,599
Encore Capital Group, Inc.*	15,600	691,236
Ezcorp, Inc., Class A*	37,296	369,603
First Cash Financial Services, Inc.*	20,968	1,173,789
Green Dot Corp., Class A*	17,100	361,494
JW Wentworth Co., Class A*	1,900	23,541
Nelnet, Inc., Class A	16,369	705,340
Portfolio Recovery Associates, Inc.*	28,848	1,506,731
Springleaf Holdings, Inc.*	21,400	683,302
World Acceptance Corp.*	7,381	498,218

		7,517,537

Diversified Financial Services (0.3%)
MarketAxess Holdings, Inc.	26,012	1,609,102
NewStar Financial, Inc.*	15,800	177,592
PHH Corp.*	44,915	1,004,300

		2,790,994

Insurance (2.7%)
Ambac Financial Group, Inc.*	30,500	674,050
American Equity Investment Life Holding Co.	49,493	1,132,400
AMERISAFE, Inc.	14,200	555,362
AmTrust Financial Services, Inc.	21,417	852,825
Argo Group International Holdings Ltd.	15,132	761,291
Baldwin & Lyons, Inc., Class B	3,823	94,428
Citizens, Inc./Texas*	16,349	105,615
CNO Financial Group, Inc.	134,101	2,274,353
Crawford & Co., Class B	300	2,475
Donegal Group, Inc., Class A	6,744	103,588
EMC Insurance Group, Inc.	200	5,776
Employers Holdings, Inc.	19,701	379,244
Enstar Group Ltd.*	6,488	884,444
FBL Financial Group, Inc., Class A	2,600	116,220
Federated National Holding Co.	2,800	78,652
Fidelity & Guaranty Life	600	12,810
First American Financial Corp.	70,600	1,914,672
Global Indemnity plc*	10,200	257,346
Greenlight Capital Reinsurance Ltd., Class A*	23,193	751,685
HCI Group, Inc.	1,200	43,188
Heritage Insurance Holdings, Inc.*	500	7,530
Hilltop Holdings, Inc.*	42,000	842,100
Horace Mann Educators Corp.	23,037	656,785
Infinity Property & Casualty Corp.	7,352	470,602
Kansas City Life Insurance Co.	2,606	115,576
Kemper Corp.	26,800	915,220
Maiden Holdings Ltd.	43,061	477,116
Meadowbrook Insurance Group, Inc.	12,077	70,650
Montpelier Reinsurance Holdings Ltd.	22,593	702,416
National General Holdings Corp.	20,500	346,245
National Interstate Corp.	6,900	192,510
National Western Life Insurance Co., Class A	1,600	395,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Navigators Group, Inc.*	8,503	$522,935
OneBeacon Insurance Group Ltd., Class A	7,700	118,657
Phoenix Cos., Inc.*	400	22,424
Platinum Underwriters Holdings Ltd.	18,627	1,133,826
Primerica, Inc.	31,500	1,518,930
RLI Corp.	30,296	1,311,514
Safety Insurance Group, Inc.	10,875	586,271
Selective Insurance Group, Inc.	31,532	698,118
State Auto Financial Corp.	7,434	152,471
Stewart Information Services Corp.	12,627	370,602
Symetra Financial Corp.	49,600	1,157,168
Third Point Reinsurance Ltd.*	32,700	475,785
United Fire Group, Inc.	20,164	559,954
United Insurance Holdings Corp.	3,100	46,500
Universal Insurance Holdings, Inc.	2,600	33,618

		24,901,163

Real Estate Investment Trusts (REITs) (8.6%)
Acadia Realty Trust (REIT)	32,673	901,121
AG Mortgage Investment Trust, Inc. (REIT)	16,900	300,820
Agree Realty Corp. (REIT)	400	10,952
Alexander’s, Inc. (REIT)	1,775	663,690
Altisource Residential Corp. (REIT)	34,800	835,200
American Assets Trust, Inc. (REIT)	24,218	798,467
American Capital Mortgage Investment Corp. (REIT)	41,874	788,069
American Realty Capital Healthcare Trust, Inc. (REIT)	97,600	1,022,848
American Residential Properties, Inc. (REIT)*	18,500	339,290
AmREIT, Inc. (REIT)	1,000	22,970
Anworth Mortgage Asset Corp. (REIT)	93,511	447,918
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,000	392,750
Apollo Residential Mortgage, Inc. (REIT)	19,700	303,971
Ares Commercial Real Estate Corp. (REIT)	1,300	15,197
Armada Hoffler Properties, Inc. (REIT)	1,100	9,988
ARMOUR Residential REIT, Inc. (REIT)	265,614	1,022,614
Ashford Hospitality Prime, Inc. (REIT)	700	10,661
Ashford Hospitality Trust, Inc. (REIT)	43,700	446,614
Associated Estates Realty Corp. (REIT)	30,124	527,471
Aviv REIT, Inc. (REIT)	11,300	297,755
Campus Crest Communities, Inc. (REIT)	34,300	219,520
Capstead Mortgage Corp. (REIT)	63,337	775,245
CareTrust REIT, Inc. (REIT)*	8,200	117,260
CatchMark Timber Trust, Inc. (REIT), Class A	2,100	23,016
Cedar Realty Trust, Inc. (REIT)	45,900	270,810
Chambers Street Properties (REIT)	168,600	1,269,558
Chatham Lodging Trust (REIT)	14,400	332,352
Chesapeake Lodging Trust (REIT)	27,900	813,285
Colony Financial, Inc. (REIT)	55,746	1,247,595
CoreSite Realty Corp. (REIT)	14,400	473,328
Cousins Properties, Inc. (REIT)	126,906	1,516,527
CubeSmart (REIT)	87,968	1,581,665
CyrusOne, Inc. (REIT)	19,100	459,164
CYS Investments, Inc. (REIT)	119,475	984,474
DCT Industrial Trust, Inc. (REIT)	189,400	1,422,394
DiamondRock Hospitality Co. (REIT)	123,698	1,568,491
DuPont Fabros Technology, Inc. (REIT)	43,200	1,168,128
Dynex Capital, Inc. (REIT)	3,000	24,240
EastGroup Properties, Inc. (REIT)	21,827	1,322,498
Education Realty Trust, Inc. (REIT)	79,494	817,198
Empire State Realty Trust, Inc. (REIT), Class A	51,100	767,522
EPR Properties (REIT)	30,114	1,526,178
Equity One, Inc. (REIT)	39,386	851,919
Excel Trust, Inc. (REIT)	35,400	416,658
FelCor Lodging Trust, Inc. (REIT)	74,272	695,186
First Industrial Realty Trust, Inc. (REIT)	69,230	1,170,679
First Potomac Realty Trust (REIT)	31,244	367,117
Franklin Street Properties Corp. (REIT)	55,099	618,211
Geo Group, Inc. (REIT)	46,842	1,790,301
Getty Realty Corp. (REIT)	12,720	216,240
Gladstone Commercial Corp. (REIT)	900	15,291
Glimcher Realty Trust (REIT)	98,632	1,335,477
Government Properties Income Trust (REIT)	37,066	812,116
Gramercy Property Trust, Inc. (REIT)	67,800	390,528
Hatteras Financial Corp. (REIT)	55,600	998,576
Healthcare Realty Trust, Inc. (REIT)	63,558	1,505,053
Hersha Hospitality Trust (REIT)	122,477	780,179
Highwoods Properties, Inc. (REIT)	51,795	2,014,826
Hudson Pacific Properties, Inc. (REIT)	31,700	781,722
Inland Real Estate Corp. (REIT)	57,908	573,868
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,175,762
Investors Real Estate Trust (REIT)	60,196	463,509
iStar Financial, Inc. (REIT)*	51,000	688,500
Kite Realty Group Trust (REIT)	20,257	491,030
LaSalle Hotel Properties (REIT)	63,240	2,165,338
Lexington Realty Trust (REIT)	106,086	1,038,582
LTC Properties, Inc. (REIT)	21,469	791,991
Mack-Cali Realty Corp. (REIT)	51,100	976,521
Medical Properties Trust, Inc. (REIT)	103,912	1,273,961
Monmouth Real Estate Investment Corp. (REIT)	32,251	326,380
National Health Investors, Inc. (REIT)	17,028	972,980
New Residential Investment Corp. (REIT)	171,400	999,262
New York Mortgage Trust, Inc. (REIT)	46,600	336,918
New York REIT, Inc. (REIT)	101,500	1,043,420
One Liberty Properties, Inc. (REIT)	8,700	176,001
Parkway Properties, Inc./Maryland (REIT)	45,017	845,419
Pebblebrook Hotel Trust (REIT)	42,843	1,599,758
Pennsylvania Real Estate Investment Trust (REIT)	44,352	884,379
PennyMac Mortgage Investment Trust (REIT)	42,545	911,739
Potlatch Corp. (REIT)	29,144	1,171,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
PS Business Parks, Inc. (REIT)	11,580	$881,701
QTS Realty Trust, Inc. (REIT), Class A	1,200	36,420
RAIT Financial Trust (REIT)	41,800	310,574
Ramco-Gershenson Properties Trust (REIT)	41,400	672,750
Redwood Trust, Inc. (REIT)	49,391	818,903
Resource Capital Corp. (REIT)	74,994	365,221
Retail Opportunity Investments Corp. (REIT)	45,000	661,500
Rexford Industrial Realty, Inc. (REIT)	26,500	366,760
RLJ Lodging Trust (REIT)	74,300	2,115,321
Rouse Properties, Inc. (REIT)	21,400	346,038
Ryman Hospitality Properties, Inc. (REIT)	29,834	1,411,148
Sabra Health Care REIT, Inc. (REIT)	26,683	648,931
Saul Centers, Inc. (REIT)	2,400	112,176
Select Income REIT (REIT)	21,200	509,860
Silver Bay Realty Trust Corp. (REIT)	22,200	359,862
Sovran Self Storage, Inc. (REIT)	20,062	1,491,810
STAG Industrial, Inc. (REIT)	25,300	523,963
Strategic Hotels & Resorts, Inc. (REIT)*	142,510	1,660,242
Summit Hotel Properties, Inc. (REIT)	38,900	419,342
Sun Communities, Inc. (REIT)	24,928	1,258,864
Sunstone Hotel Investors, Inc. (REIT)	112,521	1,555,040
Terreno Realty Corp. (REIT)	14,100	265,503
Universal Health Realty Income Trust (REIT)	10,250	427,220
Urstadt Biddle Properties, Inc. (REIT), Class A	10,489	212,927
Washington Real Estate Investment Trust (REIT)	48,017	1,218,671
Western Asset Mortgage Capital Corp. (REIT)	24,000	354,720
Whitestone REIT (REIT)	900	12,546

		80,544,104

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	29,200	1,050,324
Altisource Asset Management Corp.*	800	540,008
Altisource Portfolio Solutions S.A.*	8,400	846,720
AV Homes, Inc.*	2,600	38,090
Consolidated-Tomoka Land Co.	2,600	127,582
Forestar Group, Inc.*	31,321	555,008
Kennedy-Wilson Holdings, Inc.	40,000	958,400
RE/MAX Holdings, Inc., Class A	1,200	35,676
St. Joe Co.*	36,400	725,452
Tejon Ranch Co.*	5,002	140,256

		5,017,516

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.	48,053	595,377
Banc of California, Inc.	1,900	22,097
BankFinancial Corp.	16,321	169,412
BBX Capital Corp., Class A*	400	6,972
Beneficial Mutual Bancorp, Inc.*	9,854	125,934
Berkshire Hills Bancorp, Inc.	22,894	537,780
BofI Holding, Inc.*	7,700	559,867
Brookline Bancorp, Inc.	60,777	519,643
Capitol Federal Financial, Inc.	100,900	1,192,638
Clifton Bancorp, Inc.	10,704	134,763
Dime Community Bancshares, Inc.	17,001	244,814
ESB Financial Corp.	7,466	87,203
Essent Group Ltd.*	24,000	513,840
EverBank Financial Corp.	54,500	962,470
Federal Agricultural Mortgage Corp., Class C	4,800	154,272
Flagstar Bancorp, Inc.*	1,400	23,562
Franklin Financial Corp./Virginia*	11,900	221,459
Home Loan Servicing Solutions Ltd.	47,100	998,049
Kearny Financial Corp.*	19,016	253,483
Ladder Capital Corp., Class A*	800	15,120
MGIC Investment Corp.*	221,087	1,726,690
NMI Holdings, Inc., Class A*	29,100	251,715
Northfield Bancorp, Inc.	39,383	536,396
Northwest Bancshares, Inc.	68,410	827,761
OceanFirst Financial Corp.	6,100	97,051
Oritani Financial Corp.	28,850	406,497
Provident Financial Services, Inc.	38,216	625,596
Radian Group, Inc.	120,000	1,711,200
Stonegate Mortgage Corp.*	700	9,093
Territorial Bancorp, Inc.	5,895	119,610
Tree.com, Inc.*	1,200	43,068
TrustCo Bank Corp.	70,354	453,080
United Financial Bancorp, Inc.	20,860	264,713
Walker & Dunlop, Inc.*	4,045	53,758
Washington Federal, Inc.	58,400	1,189,024
Waterstone Financial, Inc.	900	10,395
WSFS Financial Corp.	5,800	415,338

		16,079,740

Total Financials		219,288,369

Health Care (13.2%)
Biotechnology (4.5%)
ACADIA Pharmaceuticals, Inc.*	47,500	1,176,100
Acceleron Pharma, Inc.*	9,500	287,280
Achillion Pharmaceuticals, Inc.*	59,900	597,802
Acorda Therapeutics, Inc.*	25,135	851,574
Actinium Pharmaceuticals, Inc.*	1,100	7,370
Adamas Pharmaceuticals, Inc.*	400	7,448
Aegerion Pharmaceuticals, Inc.*	19,500	650,910
Agenus, Inc.*	4,600	14,306
Agios Pharmaceuticals, Inc.*	7,800	478,530
Akebia Therapeutics, Inc.*	2,300	50,899
Alder Biopharmaceuticals, Inc.*	3,100	39,308
AMAG Pharmaceuticals, Inc.*	16,400	523,324
Anacor Pharmaceuticals, Inc.*	15,700	384,179
Applied Genetic Technologies Corp.*	800	14,888
Arena Pharmaceuticals, Inc.*	140,334	587,999
ARIAD Pharmaceuticals, Inc.*	95,000	513,000
Array BioPharma, Inc.*	68,919	246,041
Arrowhead Research Corp.*	29,900	441,623
Auspex Pharmaceuticals, Inc.*	2,200	56,474
BioCryst Pharmaceuticals, Inc.*	40,400	395,112
BioSpecifics Technologies Corp.*	400	14,120
BioTime, Inc.*	2,700	8,478
Bluebird Bio, Inc.*	11,000	394,680
Cara Therapeutics, Inc.*	600	5,034
Celldex Therapeutics, Inc.*	56,278	729,363
Cellular Dynamics International, Inc.*	400	2,812
Cepheid, Inc.*	41,649	1,833,805
Chelsea Therapeutics International Ltd.(b)*†	48,600	3,888
ChemoCentryx, Inc.*	1,300	5,850
Chimerix, Inc.*	15,500	428,110
Clovis Oncology, Inc.*	14,200	644,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
CTI BioPharma Corp.*	80,500	$194,810
Cytokinetics, Inc.*	6,200	21,824
Cytori Therapeutics, Inc.*	3,500	2,366
CytRx Corp.*	19,000	48,260
Dendreon Corp.*	109,600	157,824
Dicerna Pharmaceuticals, Inc.*	1,300	16,549
Durata Therapeutics, Inc.*	9,800	124,264
Dyax Corp.*	75,068	759,688
Dynavax Technologies Corp.*	157,500	225,225
Eleven Biotherapeutics, Inc.*	300	3,342
Emergent Biosolutions, Inc.*	13,500	287,685
Enanta Pharmaceuticals, Inc.*	3,800	150,366
Epizyme, Inc.*	5,700	154,527
Esperion Therapeutics, Inc.*	300	7,338
Exact Sciences Corp.*	47,700	924,426
Exelixis, Inc.*	128,986	197,349
Five Prime Therapeutics, Inc.*	1,200	14,076
Flexion Therapeutics, Inc.*	500	9,130
Foundation Medicine, Inc.*	6,300	119,448
Galectin Therapeutics, Inc.*	2,000	10,060
Galena Biopharma, Inc.*	50,000	103,000
Genocea Biosciences, Inc.*	300	2,715
Genomic Health, Inc.*	11,412	323,074
Geron Corp.*	75,011	150,022
Halozyme Therapeutics, Inc.*	55,035	500,818
Heron Therapeutics, Inc.*	1,000	8,330
Hyperion Therapeutics, Inc.*	2,500	63,050
Idera Pharmaceuticals, Inc.*	17,100	39,159
ImmunoGen, Inc.*	55,068	583,170
Immunomedics, Inc.*	52,700	196,044
Infinity Pharmaceuticals, Inc.*	32,400	434,808
Inovio Pharmaceuticals, Inc.*	34,700	341,795
Insmed, Inc.*	22,700	296,235
Insys Therapeutics, Inc.*	4,600	178,388
Intrexon Corp.*	20,500	380,890
Ironwood Pharmaceuticals, Inc.*	64,800	839,484
Isis Pharmaceuticals, Inc.*	69,698	2,706,373
Karyopharm Therapeutics, Inc.*	7,100	248,074
Keryx Biopharmaceuticals, Inc.*	56,500	776,875
Kindred Biosciences, Inc.*	800	7,400
KYTHERA Biopharmaceuticals, Inc.*	14,700	481,572
Lexicon Pharmaceuticals, Inc.*	121,679	171,567
Ligand Pharmaceuticals, Inc.*	12,326	579,199
MacroGenics, Inc.*	5,900	123,310
MannKind Corp.*	149,500	883,545
Merrimack Pharmaceuticals, Inc.*	59,900	525,922
MiMedx Group, Inc.*	57,000	406,410
Mirati Therapeutics, Inc.*	400	7,004
Momenta Pharmaceuticals, Inc.*	31,728	359,796
NanoViricides, Inc.*	2,800	8,400
Navidea Biopharmaceuticals, Inc.*	30,300	39,996
NeoStem, Inc.*	2,700	14,931
Neuralstem, Inc.*	9,900	32,472
Neurocrine Biosciences, Inc.*	47,900	750,593
NewLink Genetics Corp.*	11,300	242,046
Northwest Biotherapeutics, Inc.*	17,300	87,019
Novavax, Inc.*	118,159	492,723
NPS Pharmaceuticals, Inc.*	63,922	1,661,972
Ohr Pharmaceutical, Inc.*	1,900	13,775
OncoMed Pharmaceuticals, Inc.*	3,500	66,255
Oncothyreon, Inc.*	3,200	6,144
Ophthotech Corp.*	8,000	311,440
OPKO Health, Inc.*	124,000	1,055,240
Orexigen Therapeutics, Inc.*	51,303	218,551
Organovo Holdings, Inc.*	18,800	119,756
Osiris Therapeutics, Inc.*	3,000	37,770
OvaScience, Inc.*	700	11,620
PDL BioPharma, Inc.	104,627	781,564
Peregrine Pharmaceuticals, Inc.*	11,400	15,504
Portola Pharmaceuticals, Inc.*	21,300	538,464
Progenics Pharmaceuticals, Inc.*	54,200	281,298
Prothena Corp. plc*	15,400	341,264
PTC Therapeutics, Inc.*	12,800	563,328
Puma Biotechnology, Inc.*	13,400	3,196,838
Raptor Pharmaceutical Corp.*	37,800	362,502
Receptos, Inc.*	8,900	552,779
Regado Biosciences, Inc.*	1,700	1,921
Regulus Therapeutics, Inc.*	700	4,781
Repligen Corp.*	19,500	388,245
Retrophin, Inc.*	6,200	55,924
Rigel Pharmaceuticals, Inc.*	48,840	94,750
Sangamo BioSciences, Inc.*	34,000	366,690
Sarepta Therapeutics, Inc.*	21,600	455,760
Spectrum Pharmaceuticals, Inc.*	43,065	350,549
Stemline Therapeutics, Inc.*	1,300	16,198
Sunesis Pharmaceuticals, Inc.*	11,600	82,824
Synageva BioPharma Corp.*	11,600	797,848
Synergy Pharmaceuticals, Inc.*	50,000	139,250
Synta Pharmaceuticals Corp.*	26,100	78,561
TESARO, Inc.*	9,100	244,972
TG Therapeutics, Inc.*	5,600	59,752
Threshold Pharmaceuticals, Inc.*	24,400	88,084
Ultragenyx Pharmaceutical, Inc.*	6,600	373,560
Vanda Pharmaceuticals, Inc.*	20,600	213,828
Verastem, Inc.*	1,900	16,188
Versartis, Inc.*	1,700	32,283
Vital Therapies, Inc.*	1,300	26,533
Xencor, Inc.*	700	6,517
XOMA Corp.*	47,900	201,659
ZIOPHARM Oncology, Inc.*	69,600	183,744

		42,625,670

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	16,862	855,072
ABIOMED, Inc.*	28,350	703,931
Accuray, Inc.*	34,747	252,263
Analogic Corp.	8,616	551,079
AngioDynamics, Inc.*	16,200	222,264
Anika Therapeutics, Inc.*	7,500	274,950
Antares Pharma, Inc.*	104,000	190,320
AtriCure, Inc.*	13,000	191,360
Atrion Corp.	1,000	305,010
Cantel Medical Corp.	23,175	796,757
Cardiovascular Systems, Inc.*	14,200	335,546
Cerus Corp.*	45,500	182,455
CONMED Corp.	17,787	655,273
CryoLife, Inc.	33,968	335,264
Cyberonics, Inc.*	19,634	1,004,476
Cynosure, Inc., Class A*	12,814	269,094
Derma Sciences, Inc.*	1,000	8,330
DexCom, Inc.*	47,108	1,883,849
Endologix, Inc.*	36,100	382,660
Exactech, Inc.*	400	9,156
GenMark Diagnostics, Inc.*	22,900	205,413
Globus Medical, Inc., Class A*	37,000	727,790
Greatbatch, Inc.*	14,818	631,395
Haemonetics Corp.*	32,708	1,142,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
HeartWare International, Inc.*	10,200	$791,826
ICU Medical, Inc.*	9,545	612,598
Inogen, Inc.*	500	10,305
Insulet Corp.*	36,278	1,336,844
Integra LifeSciences Holdings Corp.*	15,144	751,748
K2M Group Holdings, Inc.*	2,500	36,075
LDR Holding Corp.*	9,600	298,848
Masimo Corp.*	31,838	677,513
Meridian Bioscience, Inc.	25,677	454,226
Merit Medical Systems, Inc.*	28,107	333,911
Natus Medical, Inc.*	19,400	572,494
Neogen Corp.*	23,967	946,697
NuVasive, Inc.*	27,409	955,752
NxStage Medical, Inc.*	52,800	693,264
OraSure Technologies, Inc.*	42,586	307,471
Orthofix International N.V.*	12,400	383,904
Oxford Immunotec Global plc*	600	9,162
PhotoMedex, Inc.*	600	3,720
Quidel Corp.*	19,500	523,965
Rockwell Medical, Inc.*	17,400	159,036
RTI Surgical, Inc.*	32,149	153,672
Spectranetics Corp.*	24,400	648,308
STAAR Surgical Co.*	20,900	222,167
STERIS Corp.	34,070	1,838,417
SurModics, Inc.*	13,221	240,093
Symmetry Medical, Inc.*	31,916	322,032
Tandem Diabetes Care, Inc.*	1,200	16,104
Thoratec Corp.*	38,800	1,037,124
Tornier N.V.*	17,600	420,640
TransEnterix, Inc.*	2,200	9,592
TriVascular Technologies, Inc.*	500	7,240
Unilife Corp.*	65,900	151,241
Utah Medical Products, Inc.	100	4,876
Vascular Solutions, Inc.*	10,268	253,620
Veracyte, Inc.*	500	4,875
Volcano Corp.*	42,624	453,519
West Pharmaceutical Services, Inc.	42,928	1,921,457
Wright Medical Group, Inc.*	34,759	1,053,198
Zeltiq Aesthetics, Inc.*	14,600	330,398

		31,063,802

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	24,000	1,164,000
Addus HomeCare Corp.*	500	9,800
Air Methods Corp.*	27,000	1,499,850
Alliance HealthCare Services, Inc.*	300	6,783
Almost Family, Inc.*	3,800	103,246
Amedisys, Inc.*	15,634	315,338
AMN Healthcare Services, Inc.*	31,600	496,120
Amsurg Corp.*	24,562	1,229,328
Bio-Reference Laboratories, Inc.*	21,430	601,326
BioScrip, Inc.*	38,300	264,653
BioTelemetry, Inc.*	2,800	18,788
Capital Senior Living Corp.*	23,100	490,413
Chemed Corp.	10,890	1,120,581
CorVel Corp.*	8,200	279,210
Cross Country Healthcare, Inc.*	19,895	184,824
Ensign Group, Inc.	10,800	375,840
ExamWorks Group, Inc.*	19,900	651,725
Five Star Quality Care, Inc.*	1,500	5,655
Gentiva Health Services, Inc.*	17,641	296,016
Hanger, Inc.*	21,509	441,365
HealthSouth Corp.	50,806	1,874,741
Healthways, Inc.*	18,947	303,531
IPC The Hospitalist Co., Inc.*	10,384	465,099
Kindred Healthcare, Inc.	33,469	649,299
Landauer, Inc.	6,300	207,963
LHC Group, Inc.*	7,643	177,318
Magellan Health, Inc.*	18,315	1,002,380
Molina Healthcare, Inc.*	20,610	871,803
MWI Veterinary Supply, Inc.*	7,892	1,171,173
National Healthcare Corp.	7,200	399,672
National Research Corp., Class A*	6,125	79,686
Owens & Minor, Inc.#	40,500	1,325,970
PharMerica Corp.*	19,000	464,170
Providence Service Corp.*	5,523	267,203
RadNet, Inc.*	7,400	48,988
Select Medical Holdings Corp.	45,403	546,198
Skilled Healthcare Group, Inc., Class A*	17,600	116,160
Surgical Care Affiliates, Inc.*	7,000	187,110
Team Health Holdings, Inc.*	40,700	2,360,193
Triple-S Management Corp., Class B*	13,836	275,336
U.S. Physical Therapy, Inc.	8,807	311,680
Universal American Corp.*	15,150	121,806
WellCare Health Plans, Inc.*	27,784	1,676,486

		24,458,826

Health Care Technology (0.6%)
Castlight Health, Inc., Class B*	3,500	45,290
Computer Programs & Systems, Inc.	7,602	437,039
HealthStream, Inc.*	13,000	312,130
HMS Holdings Corp.*	61,029	1,150,397
MedAssets, Inc.*	36,682	760,051
Medidata Solutions, Inc.*	36,000	1,594,440
Merge Healthcare, Inc.*	19,900	43,780
Omnicell, Inc.*	28,055	766,743
Quality Systems, Inc.	30,276	416,900
Vocera Communications, Inc.*	14,700	118,629

		5,645,399

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	13,100	281,388
Affymetrix, Inc.*	46,100	367,878
Albany Molecular Research, Inc.*	7,200	158,904
Cambrex Corp.*	19,500	364,260
Enzo Biochem, Inc.*	3,100	15,965
Fluidigm Corp.*	14,900	365,050
Furiex Pharmaceuticals, Inc.(b)*†	4,100	40,057
Luminex Corp.*	27,419	534,671
NanoString Technologies, Inc.*	1,200	13,128
Pacific Biosciences of California, Inc.*	13,500	66,285
PAREXEL International Corp.*	32,737	2,065,377
Sequenom, Inc.*	37,100	110,187

		4,383,150

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.*	6,700	36,783
Achaogen, Inc.*	900	8,064
Aerie Pharmaceuticals, Inc.*	1,700	35,173
Akorn, Inc.*	43,400	1,574,118
Alimera Sciences, Inc.*	1,600	8,672
Ampio Pharmaceuticals, Inc.*	5,200	18,356
ANI Pharmaceuticals, Inc.*	1,400	39,592
Aratana Therapeutics, Inc.*	1,700	17,068
Auxilium Pharmaceuticals, Inc.*	28,857	861,382
AVANIR Pharmaceuticals, Inc.*	98,300	1,171,736
BioDelivery Sciences International, Inc.*	24,200	413,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Path Holdings, Inc.*	4,800	$9,648
Catalent, Inc.*	28,379	710,326
Cempra, Inc.*	1,300	14,248
Corcept Therapeutics, Inc.*	38,800	103,984
Depomed, Inc.*	34,300	521,017
Egalet Corp.*	300	1,710
Endocyte, Inc.*	13,200	80,256
Horizon Pharma plc*	32,000	392,960
Impax Laboratories, Inc.*	43,766	1,037,692
Intra-Cellular Therapies, Inc.*	1,400	19,194
Lannett Co., Inc.*	14,800	676,064
Medicines Co.*	41,787	932,686
Nektar Therapeutics*	80,386	970,259
Omeros Corp.*	18,500	235,320
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	20,600	1,996,552
Pain Therapeutics, Inc.*	2,000	7,820
Pernix Therapeutics Holdings, Inc.*	6,800	52,224
Phibro Animal Health Corp., Class A	2,500	56,025
POZEN, Inc.*	10,486	76,967
Prestige Brands Holdings, Inc.*	36,000	1,165,320
Relypsa, Inc.*	5,000	105,450
Repros Therapeutics, Inc.*	14,200	140,580
Revance Therapeutics, Inc.*	4,600	88,918
Sagent Pharmaceuticals, Inc.*	12,000	373,200
SciClone Pharmaceuticals, Inc.*	24,900	171,561
Sucampo Pharmaceuticals, Inc., Class A*	1,100	7,150
Supernus Pharmaceuticals, Inc.*	4,200	36,498
Tetraphase Pharmaceuticals, Inc.*	1,400	27,930
TherapeuticsMD, Inc.*	53,500	248,240
Theravance Biopharma, Inc.*	13,600	313,480
Theravance, Inc.	47,500	811,775
VIVUS, Inc.*	73,827	284,972
XenoPort, Inc.*	3,900	20,982
Zogenix, Inc.*	86,800	99,820

		15,978,650

Total Health Care		124,155,497

Industrials (13.6%)
Aerospace & Defense (1.8%)
AAR Corp.	22,412	541,250
Aerovironment, Inc.*	11,821	355,457
American Science & Engineering, Inc.	7,077	391,924
Astronics Corp.*	9,600	457,728
Astronics Corp., Class B*	3,432	163,020
Cubic Corp.	12,186	570,305
Curtiss-Wright Corp.	28,817	1,899,617
DigitalGlobe, Inc.*	50,465	1,438,253
Engility Holdings, Inc.*	11,600	361,572
Esterline Technologies Corp.*	19,387	2,157,191
GenCorp, Inc.*	41,500	662,755
HEICO Corp.	42,472	1,983,442
Moog, Inc., Class A*	27,153	1,857,265
Orbital Sciences Corp.*	38,387	1,067,159
Taser International, Inc.*	33,600	518,784
Teledyne Technologies, Inc.*	23,854	2,242,515

		16,668,237

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	12,700	92,456
Atlas Air Worldwide Holdings, Inc.*	20,727	684,406
Echo Global Logistics, Inc.*	13,600	320,280
Forward Air Corp.	19,340	867,012
Hub Group, Inc., Class A*	26,833	1,087,541
Park-Ohio Holdings Corp.	3,800	181,868
UTi Worldwide, Inc.*	61,500	653,745
XPO Logistics, Inc.*	29,576	1,114,128

		5,001,436

Airlines (0.4%)
Allegiant Travel Co.	9,677	1,196,658
Hawaiian Holdings, Inc.*	32,200	433,090
JetBlue Airways Corp.*	150,589	1,599,255
Republic Airways Holdings, Inc.*	28,700	318,857

		3,547,860

Building Products (0.7%)
AAON, Inc.	28,800	489,888
Apogee Enterprises, Inc.	21,400	851,720
Continental Building Products, Inc.*	1,500	21,900
Gibraltar Industries, Inc.*	15,600	213,564
Griffon Corp.	19,343	220,317
Masonite International Corp.*	17,000	941,460
NCI Building Systems, Inc.*	16,200	314,280
Nortek, Inc.*	5,500	409,750
Ply Gem Holdings, Inc.*	2,100	22,764
Quanex Building Products Corp.	33,467	605,418
Simpson Manufacturing Co., Inc.	25,919	755,539
Trex Co., Inc.*	23,600	815,852
Universal Forest Products, Inc.	15,654	668,582

		6,331,034

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	40,632	1,043,836
ACCO Brands Corp.*	78,886	544,313
Brady Corp., Class A	37,141	833,444
Brink’s Co.	29,600	711,584
Civeo Corp.	54,100	628,101
Deluxe Corp.	30,461	1,680,229
Ennis, Inc.	9,756	128,486
G&K Services, Inc., Class A	12,482	691,253
Healthcare Services Group, Inc.	47,369	1,355,227
Herman Miller, Inc.	41,791	1,247,461
HNI Corp.	30,741	1,106,369
Interface, Inc.	40,298	650,410
Kimball International, Inc., Class B	12,000	180,600
Knoll, Inc.	39,158	677,825
McGrath RentCorp.	19,645	671,859
Mobile Mini, Inc.	24,495	856,590
MSA Safety, Inc.	19,907	983,406
Multi-Color Corp.	7,200	327,456
NL Industries, Inc.	5,645	41,547
Quad/Graphics, Inc.	18,000	346,500
SP Plus Corp.*	1,410	26,734
Steelcase, Inc., Class A	47,672	771,810
Team, Inc.*	14,800	561,068
Tetra Tech, Inc.#	45,537	1,137,514
U.S. Ecology, Inc.	12,300	575,148
UniFirst Corp.	9,705	937,406
United Stationers, Inc.	26,672	1,002,067
Viad Corp.	11,824	244,166
West Corp.	22,200	654,012

		20,616,421

Construction & Engineering (0.7%)
Aegion Corp.*	22,362	497,555
Comfort Systems USA, Inc.	32,243	436,893
Dycom Industries, Inc.*	25,516	783,596
EMCOR Group, Inc.	40,399	1,614,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Furmanite Corp.*	2,300	$15,548
Granite Construction, Inc.	29,073	924,812
Great Lakes Dredge & Dock Corp.*	19,900	122,982
MasTec, Inc.*	38,062	1,165,458
MYR Group, Inc.*	10,000	240,800
Primoris Services Corp.	21,700	582,428
Tutor Perini Corp.*	23,995	633,468

		7,017,884

Electrical Equipment (1.0%)
AZZ, Inc.	20,986	876,585
Capstone Turbine Corp.*	31,600	33,812
Encore Wire Corp.	17,428	646,405
EnerSys, Inc.	27,039	1,585,567
Franklin Electric Co., Inc.	33,552	1,165,596
FuelCell Energy, Inc.*	73,200	152,988
Generac Holdings, Inc.*	39,700	1,609,438
General Cable Corp.	33,700	508,196
GrafTech International Ltd.*	79,100	362,278
Plug Power, Inc.*	96,300	442,017
Polypore International, Inc.*	31,600	1,229,556
Powell Industries, Inc.	4,300	175,698
Thermon Group Holdings, Inc.*	18,400	449,328
Vicor Corp.*	4,300	40,420

		9,277,884

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	693,594

Machinery (3.2%)
Actuant Corp., Class A	43,913	1,340,225
Alamo Group, Inc.	800	32,800
Albany International Corp., Class A	18,891	643,050
Altra Industrial Motion Corp.	22,700	661,932
American Railcar Industries, Inc.	5,800	428,736
Astec Industries, Inc.	15,843	577,794
Barnes Group, Inc.	35,606	1,080,642
Blount International, Inc.*	35,433	536,101
Briggs & Stratton Corp.	33,744	608,067
Chart Industries, Inc.*	19,421	1,187,206
CIRCOR International, Inc.	11,109	747,969
CLARCOR, Inc.	29,974	1,890,760
Columbus McKinnon Corp.	10,400	228,696
EnPro Industries, Inc.*	12,954	784,106
ESCO Technologies, Inc.	16,952	589,590
Federal Signal Corp.	44,600	590,504
Gorman-Rupp Co.	16,837	505,783
Greenbrier Cos., Inc.	16,300	1,196,094
Harsco Corp.	46,500	995,565
Hillenbrand, Inc.	35,200	1,087,328
Hyster-Yale Materials Handling, Inc.	7,100	508,502
John Bean Technologies Corp.	25,631	721,000
Kadant, Inc.	1,400	54,670
L.B. Foster Co., Class A	6,100	280,234
Lindsay Corp.	8,175	611,081
Meritor, Inc.*	56,835	616,660
Mueller Industries, Inc.	38,114	1,087,774
Mueller Water Products, Inc., Class A	103,693	858,578
Proto Labs, Inc.*	11,600	800,400
RBC Bearings, Inc.	17,000	963,900
Rexnord Corp.*	43,300	1,231,885
Standex International Corp.	9,079	673,117
Sun Hydraulics Corp.	15,750	592,042
Tennant Co.	11,231	753,488
Titan International, Inc.	37,100	438,522
TriMas Corp.*	26,900	654,477
Wabash National Corp.*	47,300	630,036
Watts Water Technologies, Inc., Class A	16,359	952,912
Woodward, Inc.	42,933	2,044,469

		30,186,695

Marine (0.1%)
Matson, Inc.	28,900	723,367
Navios Maritime Holdings, Inc.	34,500	207,000
Safe Bulkers, Inc.	2,500	16,650
Scorpio Bulkers, Inc.*	80,708	469,721

		1,416,738

Professional Services (1.3%)
Acacia Research Corp.	35,341	547,079
Advisory Board Co.*	23,284	1,084,801
Corporate Executive Board Co.	21,504	1,291,745
Exponent, Inc.	8,423	597,022
FTI Consulting, Inc.*	30,900	1,080,264
Huron Consulting Group, Inc.*	14,744	898,942
ICF International, Inc.*	13,700	421,823
Insperity, Inc.	17,787	486,297
Kelly Services, Inc., Class A	10,634	166,635
Kforce, Inc.	22,900	448,153
Korn/Ferry International*	37,552	935,045
Navigant Consulting, Inc.*	42,332	588,838
On Assignment, Inc.*	27,100	727,635
Paylocity Holding Corp.*	1,600	31,440
Pendrell Corp.*	43,000	57,620
Resources Connection, Inc.	39,595	551,954
RPX Corp.*	21,900	300,687
TrueBlue, Inc.*	24,015	606,619
WageWorks, Inc.*	20,215	920,389

		11,742,988

Road & Rail (0.7%)
ArcBest Corp.	17,400	649,020
Heartland Express, Inc.	29,355	703,346
Knight Transportation, Inc.	37,550	1,028,494
Marten Transport Ltd.	11,950	212,830
Roadrunner Transportation Systems, Inc.*	16,100	366,919
Saia, Inc.*	13,800	683,928
Swift Transportation Co.*	58,200	1,221,036
Universal Truckload Services, Inc.	400	9,700
Werner Enterprises, Inc.	35,366	891,223
YRC Worldwide, Inc.*	17,400	353,568

		6,120,064

Trading Companies & Distributors (0.9%)
Aceto Corp.	16,600	320,712
Aircastle Ltd.	46,355	758,368
Applied Industrial Technologies, Inc.	24,688	1,127,007
Beacon Roofing Supply, Inc.*	32,276	822,392
DXP Enterprises, Inc.*	6,100	449,448
H&E Equipment Services, Inc.	21,000	845,880
Kaman Corp.	16,392	644,206
Rush Enterprises, Inc., Class A*	22,200	742,590
TAL International Group, Inc.*	20,800	858,000
Textainer Group Holdings Ltd.	14,400	448,128
Watsco, Inc.	16,687	1,438,086

		8,454,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	$485,460

Total Industrials		127,561,112

Information Technology (17.7%)
Communications Equipment (1.6%)
ADTRAN, Inc.	37,906	778,210
Alliance Fiber Optic Products, Inc.	7,400	91,982
Applied Optoelectronics, Inc.*	1,800	28,980
Aruba Networks, Inc.*	64,216	1,385,781
Bel Fuse, Inc., Class B	500	12,370
Black Box Corp.	11,443	266,851
CalAmp Corp.*	23,700	417,594
Calix, Inc.*	2,300	22,011
Ciena Corp.*	70,600	1,180,432
Clearfield, Inc.*	1,500	19,095
Comtech Telecommunications Corp.	9,500	352,925
Digi International, Inc.*	7,000	52,500
Emulex Corp.*	29,857	147,494
Extreme Networks, Inc.*	57,500	275,425
Finisar Corp.*	66,800	1,110,884
Harmonic, Inc.*	86,459	548,150
Infinera Corp.*	86,261	920,405
InterDigital, Inc.	28,425	1,131,883
Ixia*	38,263	349,724
KVH Industries, Inc.*	300	3,396
NETGEAR, Inc.*	22,029	688,406
Numerex Corp., Class A*	300	3,144
Oclaro, Inc.*	5,100	7,293
Oplink Communications, Inc.	4,000	67,280
ParkerVision, Inc.*	6,300	7,182
Plantronics, Inc.	24,559	1,173,429
Polycom, Inc.*	79,600	977,886
Procera Networks, Inc.*	2,200	21,076
Ruckus Wireless, Inc.*	29,500	394,120
ShoreTel, Inc.*	29,500	196,175
Sonus Networks, Inc.*	163,241	558,284
Tessco Technologies, Inc.	200	5,798
Ubiquiti Networks, Inc.*	17,100	641,763
ViaSat, Inc.*	27,140	1,495,957

		15,333,885

Electronic Equipment, Instruments & Components (2.9%)
Agilysys, Inc.*	700	8,211
Anixter International, Inc.	17,958	1,523,557
Badger Meter, Inc.	13,430	677,543
Belden, Inc.	28,935	1,852,419
Benchmark Electronics, Inc.*	34,748	771,753
Checkpoint Systems, Inc.*	32,811	401,279
Cognex Corp.*	50,106	2,017,769
Coherent, Inc.*	16,952	1,040,344
Control4 Corp.*	3,100	40,083
CTS Corp.	22,600	359,114
CUI Global, Inc.*	1,200	8,688
Daktronics, Inc.	20,600	253,174
DTS, Inc.*	800	20,200
Electro Rent Corp.	400	5,508
Electro Scientific Industries, Inc.	7,900	53,641
Fabrinet*	18,500	270,100
FARO Technologies, Inc.*	10,567	536,275
FEI Co.	24,373	1,838,212
GSI Group, Inc.*	7,000	80,430
II-VI, Inc.*	42,786	503,591
Insight Enterprises, Inc.*	31,443	711,555
InvenSense, Inc.*	38,400	757,632
Itron, Inc.*	26,800	1,053,508
Kemet Corp.*	13,200	54,384
Littelfuse, Inc.	15,249	1,298,910
Maxwell Technologies, Inc.*	4,700	40,984
Measurement Specialties, Inc.*	11,100	950,271
Mercury Systems, Inc.*	4,100	45,141
Mesa Laboratories, Inc.	200	11,556
Methode Electronics, Inc.	26,500	977,055
MTS Systems Corp.	10,502	716,866
Multi-Fineline Electronix, Inc.*	4,400	41,140
Newport Corp.*	27,187	481,754
OSI Systems, Inc.*	15,768	1,000,953
Park Electrochemical Corp.	15,472	364,366
PC Connection, Inc.	400	8,588
Plexus Corp.*	21,775	804,151
RealD, Inc.*	4,100	38,417
Rofin-Sinar Technologies, Inc.*	24,925	574,770
Rogers Corp.*	13,684	749,336
Sanmina Corp.*	49,700	1,036,742
ScanSource, Inc.*	23,039	796,919
Speed Commerce, Inc.*	2,500	6,875
SYNNEX Corp.*	15,862	1,025,161
TTM Technologies, Inc.*	5,762	39,239
Universal Display Corp.*	26,560	866,918
Viasystems Group, Inc.*	9,546	149,872
Vishay Precision Group, Inc.*	500	7,470

		26,872,424

Internet Software & Services (2.3%)
Aerohive Networks, Inc.*	1,300	10,426
Amber Road, Inc.*	1,000	17,340
Angie’s List, Inc.*	25,300	161,161
Bankrate, Inc.*	32,929	374,073
Bazaarvoice, Inc.*	7,300	53,947
Benefitfocus, Inc.*	3,700	99,678
Blucora, Inc.*	26,800	408,432
Borderfree, Inc.*	1,000	12,900
Brightcove, Inc.*	2,600	14,508
Carbonite, Inc.*	900	9,216
Care.com, Inc.*	1,600	13,040
ChannelAdvisor Corp.*	5,000	82,000
comScore, Inc.*	23,363	850,647
Constant Contact, Inc.*	16,146	438,202
Conversant, Inc.*	40,324	1,381,097
Cornerstone OnDemand, Inc.*	34,000	1,169,940
Cvent, Inc.*	4,500	114,165
Dealertrack Technologies, Inc.*	28,864	1,252,986
Demand Media, Inc.*	1,600	14,160
Demandware, Inc.*	17,300	880,916
Dice Holdings, Inc.*	2,000	16,760
E2open, Inc.*	1,400	13,034
EarthLink Holdings Corp.	55,833	190,949
Endurance International Group Holdings, Inc.*	17,300	281,471
Envestnet, Inc.*	19,600	882,000
Everyday Health, Inc.*	1,200	16,764
Five9, Inc.*	1,200	7,848
Global Eagle Entertainment, Inc.*	9,100	102,102
Gogo, Inc.*	32,200	542,892
GrubHub, Inc.*	4,500	154,080
GTT Communications, Inc.*	1,600	19,056
Internap Network Services Corp.*	14,400	99,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Intralinks Holdings, Inc.*	1,900	$15,390
j2 Global, Inc.	27,578	1,361,250
Limelight Networks, Inc.*	83,100	194,039
Liquidity Services, Inc.*	13,800	189,750
LivePerson, Inc.*	34,100	429,319
LogMeIn, Inc.*	15,500	714,085
Marchex, Inc., Class B	1,800	7,470
Marin Software, Inc.*	1,900	16,340
Marketo, Inc.*	14,800	478,040
Millennial Media, Inc.*	12,400	23,064
Monster Worldwide, Inc.*	86,300	474,650
Move, Inc.*	25,550	535,528
NIC, Inc.	46,855	806,843
OPOWER, Inc.*	2,600	49,036
Perficient, Inc.*	21,700	325,283
Q2 Holdings, Inc.*	1,200	16,800
QuinStreet, Inc.*	8,000	33,200
RealNetworks, Inc.*	11,225	78,014
Reis, Inc.	200	4,718
Rightside Group Ltd.*	1,600	15,600
Rocket Fuel, Inc.*	4,400	69,520
SciQuest, Inc.*	6,700	100,768
Shutterstock, Inc.*	8,800	628,144
SPS Commerce, Inc.*	9,600	510,240
Stamps.com, Inc.*	5,300	168,328
TechTarget, Inc.*	2,100	18,039
Textura Corp.*	7,100	187,440
Travelzoo, Inc.*	700	10,850
Tremor Video, Inc.*	9,000	21,060
Trulia, Inc.*	21,300	1,041,570
Unwired Planet, Inc.*	31,001	57,662
Vistaprint N.V.*	20,900	1,145,111
Web.com Group, Inc.*	28,400	566,864
WebMD Health Corp.*	22,300	932,363
Wix.com Ltd.*	3,300	53,625
XO Group, Inc.*	900	10,089
Xoom Corp.*	17,800	390,710
YuMe, Inc.*	2,900	14,500
Zix Corp.*	2,900	9,918

		21,390,370

IT Services (2.5%)
Acxiom Corp.*	50,069	828,642
Blackhawk Network Holdings, Inc.*	31,049	1,005,988
CACI International, Inc., Class A*	14,759	1,051,874
Cardtronics, Inc.*	31,600	1,112,320
Cass Information Systems, Inc.	7,181	297,293
Ciber, Inc.*	15,700	53,851
Computer Task Group, Inc.	400	4,440
Convergys Corp.	63,400	1,129,788
CSG Systems International, Inc.	21,665	569,356
Datalink Corp.*	1,000	10,630
EPAM Systems, Inc.*	20,500	897,695
Euronet Worldwide, Inc.*	33,726	1,611,766
EVERTEC, Inc.	37,900	846,686
ExlService Holdings, Inc.*	22,100	539,461
Forrester Research, Inc.	6,600	243,276
Global Cash Access Holdings, Inc.*	24,700	166,725
Hackett Group, Inc.	3,419	20,377
Heartland Payment Systems, Inc.	20,737	989,570
Higher One Holdings, Inc.*	4,000	9,880
iGATE Corp.*	19,000	697,680
Information Services Group, Inc.*	1,200	4,560
Lionbridge Technologies, Inc.*	9,600	43,200
Luxoft Holding, Inc.*	1,600	59,520
ManTech International Corp., Class A	18,541	499,680
MAXIMUS, Inc.	44,868	1,800,553
ModusLink Global Solutions, Inc.*	1,400	4,998
MoneyGram International, Inc.*	6,300	79,002
NeuStar, Inc., Class A*	34,700	861,601
PRGX Global, Inc.*	1,100	6,446
Sapient Corp.*	66,169	926,366
Science Applications International Corp.	24,200	1,070,366
ServiceSource International, Inc.*	24,200	78,166
Sykes Enterprises, Inc.*	35,099	701,278
Syntel, Inc.*	8,982	789,877
TeleTech Holdings, Inc.*	10,825	266,078
Unisys Corp.*	34,464	806,802
Virtusa Corp.*	13,800	490,728
WEX, Inc.*	24,802	2,736,157

		23,312,676

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Energy Industries, Inc.*	26,403	496,112
Alpha & Omega Semiconductor Ltd.*	1,100	10,340
Ambarella, Inc.*	16,600	724,922
Amkor Technology, Inc.*	42,300	355,743
Applied Micro Circuits Corp.*	44,200	309,400
Audience, Inc.*	1,800	13,320
Axcelis Technologies, Inc.*	8,700	17,313
Brooks Automation, Inc.	59,550	625,871
Cabot Microelectronics Corp.*	16,920	701,334
Cascade Microtech, Inc.*	1,500	15,195
Cavium, Inc.*	35,400	1,760,442
CEVA, Inc.*	4,000	53,760
Cirrus Logic, Inc.*	45,967	958,412
Cohu, Inc.	700	8,379
Cypress Semiconductor Corp.*	99,600	983,550
Diodes, Inc.*	29,708	710,615
DSP Group, Inc.*	500	4,435
Entegris, Inc.*	100,746	1,158,579
Entropic Communications, Inc.*	7,245	19,272
Fairchild Semiconductor International, Inc.*	72,000	1,118,160
FormFactor, Inc.*	11,395	81,702
GT Advanced Technologies, Inc.*	78,400	849,072
Inphi Corp.*	2,700	38,826
Integrated Device Technology, Inc.*	89,300	1,424,335
Integrated Silicon Solution, Inc.	1,100	15,114
International Rectifier Corp.*	41,300	1,620,612
Intersil Corp., Class A	90,700	1,288,847
IXYS Corp.	10,800	113,400
Kopin Corp.*	1,700	5,780
Lattice Semiconductor Corp.*	96,400	723,000
MA-COM Technology Solutions Holdings, Inc.*	7,300	159,432
MaxLinear, Inc., Class A*	3,800	26,144
Micrel, Inc.	25,875	311,276
Microsemi Corp.*	61,627	1,565,942
MKS Instruments, Inc.	33,872	1,130,647
Monolithic Power Systems, Inc.	22,496	990,949
Nanometrics, Inc.*	3,200	48,320
NVE Corp.*	1,343	86,677
OmniVision Technologies, Inc.*	41,618	1,101,212
PDF Solutions, Inc.*	11,800	148,798
Peregrine Semiconductor Corp.*	1,800	22,266
Pericom Semiconductor Corp.*	10,800	105,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Photronics, Inc.*	35,600	$286,580
PMC-Sierra, Inc.*	99,700	743,762
Power Integrations, Inc.	18,524	998,629
QuickLogic Corp.*	5,200	15,548
Rambus, Inc.*	72,100	899,808
RF Micro Devices, Inc.*	169,746	1,958,869
Rubicon Technology, Inc.*	5,000	21,250
Rudolph Technologies, Inc.*	2,700	24,435
Semtech Corp.*	46,296	1,256,937
Silicon Image, Inc.*	39,900	201,096
Silicon Laboratories, Inc.*	25,000	1,016,000
Spansion, Inc., Class A*	36,900	840,951
Synaptics, Inc.*	23,437	1,715,588
Tessera Technologies, Inc.	31,010	824,246
TriQuint Semiconductor, Inc.*	99,365	1,894,891
Ultra Clean Holdings, Inc.*	2,800	25,060
Ultratech, Inc.*	17,324	394,121
Veeco Instruments, Inc.*	30,694	1,072,755
Vitesse Semiconductor Corp.*	4,100	14,760
Xcerra Corp.*	2,600	25,454

		36,133,437

Software (4.2%)
A10 Networks, Inc.*	6,400	58,304
ACI Worldwide, Inc.*	76,416	1,433,564
Actuate Corp.*	14,803	57,732
Advent Software, Inc.	27,014	852,562
American Software, Inc., Class A	700	6,174
Aspen Technology, Inc.*	58,100	2,191,532
AVG Technologies N.V.*	14,400	238,752
Barracuda Networks, Inc.*	2,600	66,690
Blackbaud, Inc.	32,187	1,264,627
Bottomline Technologies de, Inc.*	23,491	648,117
BroadSoft, Inc.*	16,600	349,264
Callidus Software, Inc.*	19,000	228,380
Cinedigm Corp., Class A*	2,200	3,410
CommVault Systems, Inc.*	32,214	1,623,586
Compuware Corp.	126,600	1,343,226
Comverse, Inc.*	15,600	348,348
Covisint Corp.*	2,200	9,130
Cyan, Inc.*	1,800	5,616
Digimarc Corp.	500	10,355
Ebix, Inc.	12,200	172,996
Ellie Mae, Inc.*	15,400	502,040
EnerNOC, Inc.*	6,100	103,456
Epiq Systems, Inc.	18,600	326,616
ePlus, Inc.*	500	28,025
Fair Isaac Corp.	19,727	1,086,958
FleetMatics Group plc*	21,500	655,750
Gigamon, Inc.*	4,500	47,115
Glu Mobile, Inc.*	23,800	123,046
Guidance Software, Inc.*	400	2,692
Guidewire Software, Inc.*	39,200	1,738,128
Imperva, Inc.*	12,800	367,744
Infoblox, Inc.*	33,900	500,025
Interactive Intelligence Group, Inc.*	10,000	418,000
Jive Software, Inc.*	6,500	37,895
Kofax Ltd.*	43,000	332,820
Manhattan Associates, Inc.*	49,800	1,664,316
Mavenir Systems, Inc.*	1,200	15,072
Mentor Graphics Corp.	55,718	1,141,940
MicroStrategy, Inc., Class A*	6,309	825,470
Model N, Inc.*	1,100	10,846
Monotype Imaging Holdings, Inc.	26,300	744,816
NetScout Systems, Inc.*	21,054	964,273
Park City Group, Inc.*	800	7,888
Paycom Software, Inc.*	2,100	34,776
Pegasystems, Inc.	20,850	398,443
Progress Software Corp.*	31,977	764,570
Proofpoint, Inc.*	21,300	791,082
PROS Holdings, Inc.*	14,900	375,480
QAD, Inc., Class A	300	5,586
Qlik Technologies, Inc.*	60,800	1,644,032
Qualys, Inc.*	11,600	308,560
Rally Software Development Corp.*	11,500	138,115
RealPage, Inc.*	31,500	488,250
Rosetta Stone, Inc.*	1,700	13,685
Rubicon Project, Inc.*	2,200	25,806
Sapiens International Corp. N.V.*	1,500	11,100
SeaChange International, Inc.*	8,400	58,464
Silver Spring Networks, Inc.*	2,600	25,090
SS&C Technologies Holdings, Inc.*	39,500	1,733,655
Synchronoss Technologies, Inc.*	25,434	1,164,368
Take-Two Interactive Software, Inc.*	53,356	1,230,923
Tangoe, Inc.*	15,900	215,445
TeleCommunication Systems, Inc., Class A*	3,000	8,370
Telenav, Inc.*	800	5,360
TiVo, Inc.*	66,167	846,607
Tyler Technologies, Inc.*	20,177	1,783,647
Ultimate Software Group, Inc.*	18,170	2,571,237
Varonis Systems, Inc.*	1,000	21,100
VASCO Data Security International, Inc.*	16,900	317,382
Verint Systems, Inc.*	35,751	1,988,113
Vringo, Inc.*	25,600	24,197
Zendesk, Inc.*	5,600	120,904

		39,671,643

Technology Hardware, Storage & Peripherals (0.4%)
Cray, Inc.*	25,400	666,496
Dot Hill Systems Corp.*	2,700	10,206
Eastman Kodak Co.*	2,000	43,940
Electronics for Imaging, Inc.*	26,952	1,190,470
Immersion Corp.*	1,400	12,012
Intevac, Inc.*	700	4,669
Nimble Storage, Inc.*	10,100	262,297
QLogic Corp.*	69,400	635,704
Quantum Corp.*	32,881	38,142
Silicon Graphics International Corp.*	2,600	23,998
Super Micro Computer, Inc.*	19,900	585,458
Violin Memory, Inc.*	10,100	49,187

		3,522,579

Total Information Technology		166,237,014

Materials (4.9%)
Chemicals (2.3%)
A. Schulman, Inc.	21,143	764,531
Advanced Emissions Solutions, Inc.*	9,800	208,446
American Vanguard Corp.	10,700	119,840
Axiall Corp.	43,800	1,568,478
Balchem Corp.	19,085	1,079,638
Calgon Carbon Corp.*	35,038	679,036
Chemtura Corp.*	59,200	1,381,136
Ferro Corp.*	52,173	755,987
Flotek Industries, Inc.*	31,000	808,170
H.B. Fuller Co.	28,859	1,145,702
Hawkins, Inc.	2,900	104,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Innophos Holdings, Inc.	14,913	$821,557
Innospec, Inc.	17,400	624,660
Intrepid Potash, Inc.*	37,100	573,195
Koppers Holdings, Inc.	16,713	554,203
Kraton Performance Polymers, Inc.*	23,400	416,754
Kronos Worldwide, Inc.	100	1,378
LSB Industries, Inc.*	14,100	503,511
Minerals Technologies, Inc.	21,250	1,311,338
Olin Corp.	47,003	1,186,826
OM Group, Inc.	21,487	557,588
OMNOVA Solutions, Inc.*	14,600	78,402
PolyOne Corp.	54,300	1,931,994
Quaker Chemical Corp.	9,100	652,379
Rentech, Inc.*	120,400	205,884
Sensient Technologies Corp.	29,425	1,540,399
Stepan Co.	12,488	554,217
Taminco Corp.*	16,400	428,040
Tredegar Corp.	16,529	304,299
Tronox Ltd., Class A	35,400	922,170
Zep, Inc.	6,200	86,924

		21,870,966

Construction Materials (0.1%)
Headwaters, Inc.*	45,700	573,078

Containers & Packaging (0.4%)
Berry Plastics Group, Inc.*	51,800	1,307,432
Graphic Packaging Holding Co.*	188,453	2,342,471
Myers Industries, Inc.	22,900	403,956

		4,053,859

Metals & Mining (1.3%)
AK Steel Holding Corp.*	78,700	630,387
Century Aluminum Co.*	31,700	823,249
Coeur Mining, Inc.*	65,236	323,571
Commercial Metals Co.	63,100	1,077,117
Globe Specialty Metals, Inc.	35,400	643,926
Haynes International, Inc.	9,533	438,423
Hecla Mining Co.	199,429	494,584
Horsehead Holding Corp.*	32,667	539,985
Kaiser Aluminum Corp.	9,591	731,026
Materion Corp.	8,845	271,276
Molycorp, Inc.*	59,100	70,329
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	20,086	495,321
Schnitzer Steel Industries, Inc., Class A	18,000	432,900
Stillwater Mining Co.*	75,678	1,137,440
SunCoke Energy, Inc.*	36,710	824,139
U.S. Silica Holdings, Inc.	31,000	1,937,810
Worthington Industries, Inc.	27,480	1,022,806

		11,894,289

Paper & Forest Products (0.8%)
Boise Cascade Co.*	22,700	684,178
Clearwater Paper Corp.*	10,838	651,472
Deltic Timber Corp.	9,253	576,647
KapStone Paper and Packaging Corp.*	54,972	1,537,567
Louisiana-Pacific Corp.*	89,148	1,211,521
Neenah Paper, Inc.	10,700	572,236
P.H. Glatfelter Co.	28,215	619,319
Resolute Forest Products, Inc.*	37,500	586,500
Schweitzer-Mauduit International, Inc.	22,164	915,595
Wausau Paper Corp.	31,100	246,623

		7,601,658

Total Materials		45,993,850

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	57,000	380,760
Atlantic Tele-Network, Inc.	6,800	366,520
Cincinnati Bell, Inc.*	118,537	399,470
Cogent Communications Holdings, Inc.	30,225	1,015,862
Consolidated Communications Holdings, Inc.	34,117	854,631
Enventis Corp.	700	12,726
FairPoint Communications, Inc.*	1,500	22,755
General Communication, Inc., Class A*	900	9,819
Globalstar, Inc.*	158,300	579,378
Hawaiian Telcom Holdco, Inc.*	700	17,983
IDT Corp., Class B	9,800	157,388
inContact, Inc.*	33,500	291,283
Inteliquent, Inc.	34,727	432,351
Intelsat S.A.*	5,500	94,270
Iridium Communications, Inc.*	46,500	411,525
Lumos Networks Corp.	12,760	207,350
magicJack VocalTec Ltd.*	18,200	179,270
ORBCOMM, Inc.*	1,600	9,200
Premiere Global Services, Inc.*	32,552	389,647
Vonage Holdings Corp.*	64,300	210,904

		6,043,092

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	177,537
Leap Wireless International, Inc.(b)*	44,800	112,896
NTELOS Holdings Corp.	3,100	32,984
RingCentral, Inc., Class A*	12,800	162,688
Shenandoah Telecommunications Co.	21,724	538,972
Spok Holdings, Inc.	16,800	218,568

		1,243,645

Total Telecommunication Services		7,286,737

Utilities (3.2%)
Electric Utilities (1.3%)
ALLETE, Inc.	25,023	1,110,771
Cleco Corp.	35,281	1,698,780
El Paso Electric Co.	21,946	802,126
Empire District Electric Co.	30,023	725,055
IDACORP, Inc.	26,808	1,437,177
MGE Energy, Inc.	23,179	863,650
NRG Yield, Inc., Class A	14,700	691,635
Otter Tail Corp.	22,725	606,076
PNM Resources, Inc.	48,881	1,217,626
Portland General Electric Co.	46,832	1,504,244
UIL Holdings Corp.	32,231	1,140,977
Unitil Corp.	4,500	139,905

		11,938,022

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	11,250	468,675
Laclede Group, Inc.	22,152	1,027,853
New Jersey Resources Corp.	26,711	1,349,173
Northwest Natural Gas Co.	19,342	817,199
ONE Gas, Inc.	30,000	1,027,500
Piedmont Natural Gas Co., Inc.#	47,777	1,601,963
South Jersey Industries, Inc.	20,976	1,119,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Gas Corp.	26,036	$1,264,829
WGL Holdings, Inc.	32,725	1,378,377

		10,054,848

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc*	16,594	590,415
Dynegy, Inc.*	57,800	1,668,108
Ormat Technologies, Inc.	6,200	162,874
Pattern Energy Group, Inc.	22,700	701,884
TerraForm Power, Inc., Class A*	13,399	386,695

		3,509,976

Multi-Utilities (0.3%)
Avista Corp.	36,899	1,126,526
Black Hills Corp.	25,719	1,231,426
NorthWestern Corp.	20,678	937,954

		3,295,906

Water Utilities (0.1%)
American States Water Co.	23,758	722,718
California Water Service Group.	33,500	751,740
SJW Corp.	5,100	137,037

		1,611,495

Total Utilities		30,410,247

Total Common Stocks (98.6%) (Cost $580,001,308)		925,011,961

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	18,528

Total Financials		18,528

Total Corporate Bonds		18,528

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		18,528

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	34,056	3,746

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	10,000	—

Total Rights (0.0%) (Cost $—)		3,746

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	10,490	—

Total Investments (98.6%) (Cost $580,020,508)		925,034,235
Other Assets Less Liabilities (1.4%)		12,905,035

Net Assets (100%)		$937,939,270

*	Non-income producing.

†	Securities (totaling $47,245 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,190,913.

(b)	Illiquid Security.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	63	December-14	$7,216,816	$6,908,580	$(308,236)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$122,816,920	$—	$—		$122,816,920
Consumer Staples	30,000,017	—	—		30,000,017
Energy	51,262,198	—	—		51,262,198
Financials	219,288,369	—	—		219,288,369
Health Care	124,108,252	—	47,245		124,155,497
Industrials	127,561,112	—	—		127,561,112
Information Technology	166,237,014	—	—		166,237,014
Materials	45,993,850	—	—	(c)	45,993,850
Telecommunication Services	7,173,841	112,896	—		7,286,737
Utilities	30,410,247	—	—		30,410,247
Corporate Bonds
Financials	—	18,528	—		18,528
Rights
Health Care	3,746	—	—	(c)	3,746
Warrants
Energy	—	—	—	(c)	—

Total Assets	$924,855,566	$131,424	$47,245		$925,034,235

Liabilities:
Futures	$(308,236)	$—	$—		$(308,236)

Total Liabilities	$(308,236)	$—	$—		$(308,236)

Total	$924,547,330	$131,424	$47,245		$924,725,999

(a)	A security with a market value of $163,020 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$127,976,059
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$196,978,749

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$381,859,428
Aggregate gross unrealized depreciation	(41,152,359)

Net unrealized appreciation	$340,707,069

Federal income tax cost of investments	$584,327,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.1%)
Auto Components (0.6%)
Delphi Automotive plc	70,200	$4,306,068

Automobiles (0.9%)
Harley-Davidson, Inc.	29,077	1,692,281
Tesla Motors, Inc.*	18,767	4,554,376

		6,246,657

Hotels, Restaurants & Leisure (7.0%)
Chipotle Mexican Grill, Inc.*	10,689	7,125,180
Las Vegas Sands Corp.	111,365	6,928,017
MGM Resorts International*	248,346	5,657,322
Starbucks Corp.	127,132	9,593,381
Starwood Hotels & Resorts Worldwide, Inc.	38,564	3,208,910
Wynn Macau Ltd.	1,043,200	3,318,421
Wynn Resorts Ltd.	57,500	10,757,100

		46,588,331

Internet & Catalog Retail (9.4%)
Amazon.com, Inc.*	81,902	26,408,481
Ctrip.com International Ltd. (ADR)*	84,995	4,824,316
Netflix, Inc.*	13,930	6,284,938
Priceline Group, Inc.*	18,164	21,044,447
Vipshop Holdings Ltd. (ADR)*	23,400	4,422,834

		62,985,016

Media (1.6%)
Twenty-First Century Fox, Inc., Class A	74,569	2,556,971
Walt Disney Co.	94,228	8,389,119

		10,946,090

Specialty Retail (5.4%)
AutoZone, Inc.*	13,914	7,091,409
CarMax, Inc.*	106,268	4,936,149
Home Depot, Inc.	78,953	7,243,148
Lowe’s Cos., Inc.	161,596	8,551,660
Ross Stores, Inc.	29,663	2,241,929
Tractor Supply Co.	96,558	5,939,283

		36,003,578

Textiles, Apparel & Luxury Goods (2.2%)
Hanesbrands, Inc.	41,100	4,415,784
Michael Kors Holdings Ltd.*	49,900	3,562,361
NIKE, Inc., Class B	44,200	3,942,640
Under Armour, Inc., Class A*	38,446	2,656,618

		14,577,403

Total Consumer Discretionary		181,653,143

Consumer Staples (2.8%)
Beverages (0.4%)
PepsiCo, Inc.	27,932	2,600,190

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	32,110	4,024,025
CVS Health Corp.	88,896	7,075,233
Walgreen Co.	45,000	2,667,150

		13,766,408

Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A	35,600	2,660,032

Total Consumer Staples		19,026,630

Energy (3.7%)
Oil, Gas & Consumable Fuels (3.7%)
Concho Resources, Inc.*	25,136	3,151,803
Continental Resources, Inc.*	50,600	3,363,888
EQT Corp.	53,020	4,853,451
Pioneer Natural Resources Co.	42,802	8,430,710
Range Resources Corp.	70,298	4,766,907

Total Energy		24,566,759

Financials (7.7%)
Capital Markets (3.0%)
BlackRock, Inc.	10,400	3,414,528
Invesco Ltd.	72,397	2,858,233
Morgan Stanley	172,800	5,973,696
State Street Corp.	55,200	4,063,272
TD Ameritrade Holding Corp.	109,818	3,664,627

		19,974,356

Consumer Finance (0.2%)
American Express Co.	18,501	1,619,578

Diversified Financial Services (0.6%)
Intercontinental Exchange, Inc.	20,161	3,932,403

Real Estate Investment Trusts (REITs) (3.9%)
American Tower Corp. (REIT)	126,357	11,830,806
Crown Castle International Corp. (REIT)	176,474	14,211,451

		26,042,257

Total Financials		51,568,594

Health Care (16.9%)
Biotechnology (9.8%)
Alexion Pharmaceuticals, Inc.*	50,324	8,344,726
Biogen Idec, Inc.*	44,074	14,580,120
Celgene Corp.*	82,580	7,826,932
Gilead Sciences, Inc.*	194,360	20,689,622
Incyte Corp.*	47,300	2,320,065
Pharmacyclics, Inc.*	29,221	3,431,422
Regeneron Pharmaceuticals, Inc.*	10,103	3,642,334
Vertex Pharmaceuticals, Inc.*	45,397	5,098,537

		65,933,758

Health Care Equipment & Supplies (1.3%)
IDEXX Laboratories, Inc.*	8,721	1,027,595
Intuitive Surgical, Inc.*	16,500	7,620,030

		8,647,625

Health Care Providers & Services (3.4%)
Humana, Inc.	28,800	3,752,352
McKesson Corp.	72,832	14,178,206
UnitedHealth Group, Inc.	55,292	4,768,935

		22,699,493

Pharmaceuticals (2.4%)
Allergan, Inc.	37,500	6,682,125
Valeant Pharmaceuticals International, Inc.*	71,055	9,322,416

		16,004,541

Total Health Care		113,285,417

Industrials (12.9%)
Aerospace & Defense (4.2%)
Boeing Co.	80,496	10,253,580
Precision Castparts Corp.	49,862	11,811,311
United Technologies Corp.	58,800	6,209,280

		28,274,171

Air Freight & Logistics (0.6%)
FedEx Corp.	25,500	4,116,975

Airlines (2.1%)
American Airlines Group, Inc.	258,000	9,153,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.	42,063	$1,520,577
United Continental Holdings, Inc.*	76,597	3,583,974

		14,258,391

Commercial Services & Supplies (0.7%)
Tyco International Ltd.	104,700	4,666,479

Industrial Conglomerates (2.9%)
Danaher Corp.	168,132	12,774,669
Roper Industries, Inc.	44,506	6,510,783

		19,285,452

Machinery (0.8%)
Flowserve Corp.	24,300	1,713,636
Wabtec Corp.	49,400	4,003,376

		5,717,012

Road & Rail (1.2%)
J.B. Hunt Transport Services, Inc.	33,276	2,464,088
Kansas City Southern	43,518	5,274,381

		7,738,469

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	9,412	2,368,530

Total Industrials		86,425,479

Information Technology (24.8%)
Internet Software & Services (12.8%)
Alibaba Group Holding Ltd. (ADR)*	94,236	8,372,868
Baidu, Inc. (ADR)*	53,236	11,617,692
Facebook, Inc., Class A*	158,100	12,496,224
Google, Inc., Class A*	34,900	20,535,509
Google, Inc., Class C*	35,900	20,727,224
LinkedIn Corp., Class A*	23,753	4,935,636
NAVER Corp.	3,849	2,943,514
Pandora Media, Inc.*	61,700	1,490,672
Tencent Holdings Ltd.	172,500	2,565,890

		85,685,229

IT Services (5.2%)
Fiserv, Inc.*	42,006	2,715,058
MasterCard, Inc., Class A	189,190	13,984,925
Visa, Inc., Class A	86,827	18,526,277

		35,226,260

Semiconductors & Semiconductor Equipment (0.7%)
ASML Holding N.V.	46,700	4,614,894

Software (3.8%)
Mobileye N.V.*	42,300	2,266,857
NetSuite, Inc.*	33,989	3,043,375
Red Hat, Inc.*	66,231	3,718,871
Salesforce.com, Inc.*	145,579	8,375,160
ServiceNow, Inc.*	49,347	2,900,617
VMware, Inc., Class A*	35,100	3,293,784
Workday, Inc., Class A*	24,601	2,029,582

		25,628,246

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	106,074	10,686,955
Stratasys Ltd.*	38,100	4,601,718

		15,288,673

Total Information Technology		166,443,302

Materials (2.8%)
Chemicals (2.5%)
Ecolab, Inc.	60,880	6,990,851
Praxair, Inc.	9,477	1,222,533
Sherwin-Williams Co.	37,975	8,316,145

		16,529,529

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	17,017	2,194,172

Total Materials		18,723,701

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
SoftBank Corp.	85,300	5,980,139

Total Telecommunication Services		5,980,139

Total Investments (99.6%) (Cost $411,093,631)		667,673,164

Other Assets Less Liabilities (0.4%)		2,884,902

Net Assets (100%)		$670,558,066

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$178,334,722	$3,318,421	$—	$181,653,143
Consumer Staples	19,026,630	—	—	19,026,630
Energy	24,566,759	—	—	24,566,759
Financials	51,568,594	—	—	51,568,594
Health Care	113,285,417	—	—	113,285,417
Industrials	86,425,479	—	—	86,425,479
Information Technology	160,933,898	5,509,404	—	166,443,302
Materials	18,723,701	—	—	18,723,701
Telecommunication Services	—	5,980,139	—	5,980,139

Total Assets	$652,865,200	$14,807,964	$—	$667,673,164

Total Liabilities	$—	$—	$—	$—

Total	$652,865,200	$14,807,964	$—	$667,673,164

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government securities	$204,526,068
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government securities	$182,917,835

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260,122,955
Aggregate gross unrealized depreciation	(4,110,857)

Net unrealized appreciation	$256,012,098

Federal income tax cost of investments	$411,661,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Automobiles (2.3%)
Ford Motor Co.	74,300	$1,098,897
General Motors Co.	30,700	980,558

		2,079,455

Hotels, Restaurants & Leisure (2.3%)
Yum! Brands, Inc.	28,200	2,029,836

Household Durables (0.7%)
Lennar Corp., Class A	15,300	594,099

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	5,523	1,780,836

Media (4.4%)
Comcast Corp., Class A	34,027	1,829,972
Walt Disney Co.	23,100	2,056,593

		3,886,565

Multiline Retail (1.8%)
J.C. Penney Co., Inc.*	64,500	647,580
Macy’s, Inc.	16,248	945,309

		1,592,889

Specialty Retail (0.8%)
Best Buy Co., Inc.	20,900	702,031

Textiles, Apparel & Luxury Goods (1.3%)
Ralph Lauren Corp.	7,057	1,162,499

Total Consumer Discretionary		13,828,210

Consumer Staples (9.5%)
Beverages (2.8%)
PepsiCo, Inc.	27,200	2,532,048

Food & Staples Retailing (1.4%)
Rite Aid Corp.*	73,200	354,288
Walgreen Co.	15,500	918,685

		1,272,973

Food Products (2.6%)
Mondelez International, Inc., Class A	66,554	2,280,473

Tobacco (2.7%)
Philip Morris International, Inc.	28,520	2,378,568

Total Consumer Staples		8,464,062

Energy (8.1%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	10,570	687,684
Halliburton Co.	12,694	818,890
McDermott International, Inc.*	111,412	637,277
Noble Corp. plc	37,190	826,362

		2,970,213

Oil, Gas & Consumable Fuels (4.7%)
Chevron Corp.	7,300	871,036
EOG Resources, Inc.	18,046	1,786,915
Exxon Mobil Corp.	9,300	874,665
PDC Energy, Inc.*	13,400	673,886

		4,206,502

Total Energy		7,176,715

Financials (19.4%)
Banks (8.4%)
Citigroup, Inc.	46,633	2,416,522
JPMorgan Chase & Co.	38,968	2,347,432
U.S. Bancorp/Minnesota	36,000	1,505,880
Wells Fargo & Co.	23,038	1,194,981

		7,464,815

Capital Markets (2.0%)
Invesco Ltd.	20,800	821,184
Morgan Stanley	28,575	987,838

		1,809,022

Consumer Finance (1.4%)
Capital One Financial Corp.	15,600	1,273,272

Insurance (4.0%)
Aon plc	10,300	903,001
Lincoln National Corp.	21,008	1,125,608
MetLife, Inc.	27,751	1,490,784

		3,519,393

Real Estate Investment Trusts (REITs) (3.6%)
Digital Realty Trust, Inc. (REIT)	27,557	1,719,006
Simon Property Group, Inc. (REIT)	8,700	1,430,454

		3,149,460

Total Financials		17,215,962

Health Care (17.1%)
Biotechnology (4.9%)
Acorda Therapeutics, Inc.*	33,760	1,143,789
Alnylam Pharmaceuticals, Inc.*	9,877	771,394
Bluebird Bio, Inc.*	4,200	150,696
Chimerix, Inc.*	23,800	657,356
Gilead Sciences, Inc.*	11,469	1,220,875
Lexicon Pharmaceuticals, Inc.*	234,833	331,114
MacroGenics, Inc.*	3,200	66,880

		4,342,104

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	10,631	762,987

Health Care Providers & Services (3.4%)
Envision Healthcare Holdings, Inc.*	18,800	651,984
Laboratory Corp. of America Holdings*	9,900	1,007,325
UnitedHealth Group, Inc.	15,649	1,349,726

		3,009,035

Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc., Class A*	5,651	640,823

Pharmaceuticals (7.3%)
Allergan, Inc.	5,829	1,038,670
Eli Lilly & Co.	33,400	2,165,990
Hospira, Inc.*	20,777	1,081,027
Impax Laboratories, Inc.*	26,854	636,708
Mallinckrodt plc*	10,400	937,560
Teva Pharmaceutical Industries Ltd. (ADR)	11,514	618,878

		6,478,833

Total Health Care		15,233,782

Industrials (8.1%)
Commercial Services & Supplies (1.5%)
Waste Management, Inc.	27,048	1,285,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (3.2%)
Danaher Corp.	14,100	$1,071,318
General Electric Co.	69,600	1,783,152

		2,854,470

Machinery (2.3%)
Illinois Tool Works, Inc.	10,526	888,605
Parker-Hannifin Corp.	10,100	1,152,915

		2,041,520

Road & Rail (1.1%)
Hertz Global Holdings, Inc.*	39,756	1,009,405

Total Industrials		7,190,986

Information Technology (17.3%)
Electronic Equipment, Instruments & Components (1.3%)
Jabil Circuit, Inc.	56,300	1,135,571

IT Services (0.4%)
ServiceSource International, Inc.*	116,667	376,834

Semiconductors & Semiconductor Equipment (7.2%)
Applied Materials, Inc.	55,400	1,197,194
Broadcom Corp., Class A	28,472	1,150,838
Freescale Semiconductor Ltd.*	44,012	859,555
Mellanox Technologies Ltd.*	20,400	915,348
Micron Technology, Inc.*	32,314	1,107,078
NXP Semiconductor N.V.*	17,361	1,188,013

		6,418,026

Software (3.0%)
Check Point Software Technologies Ltd.*	18,974	1,313,760
Symantec Corp.	57,002	1,340,117

		2,653,877

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	35,999	3,626,899
NetApp, Inc.	27,751	1,192,183

		4,819,082

Total Information Technology		15,403,390

Materials (3.3%)
Chemicals (2.4%)
Monsanto Co.	9,300	1,046,343
Praxair, Inc.	8,200	1,057,800

		2,104,143

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	6,500	838,110

Total Materials		2,942,253

Total Investments (98.4%) (Cost $66,811,558)		87,455,360
Other Assets Less Liabilities (1.6%)		1,385,079

Net Assets (100%)		$88,840,439

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,828,210	$—	$—	$13,828,210
Consumer Staples	8,464,062	—	—	8,464,062
Energy	7,176,715	—	—	7,176,715
Financials	17,215,962	—	—	17,215,962
Health Care	15,233,782	—	—	15,233,782
Industrials	7,190,986	—	—	7,190,986
Information Technology	15,403,390	—	—	15,403,390
Materials	2,942,253	—	—	2,942,253

Total Assets	$87,455,360	$—	$—	$87,455,360

Total Liabilities	$—	$—	$—	$—

Total	$87,455,360	$—	$—	$87,455,360

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,646,893
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,232,960

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,368,678
Aggregate gross unrealized depreciation	(2,758,558)

Net unrealized appreciation	$20,610,120

Federal income tax cost of investments	$66,845,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.7%)
Auto Components (2.3%)
BorgWarner, Inc.	99,700	$5,245,217
Delphi Automotive plc	79,700	4,888,798

		10,134,015

Distributors (1.5%)
LKQ Corp.*	246,000	6,541,140

Hotels, Restaurants & Leisure (2.3%)
Chipotle Mexican Grill, Inc.*	9,100	6,065,969
MGM Resorts International*	173,400	3,950,052

		10,016,021

Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*	31,153	10,044,974
Netflix, Inc.*	12,400	5,594,632
Priceline Group, Inc.*	5,497	6,368,714

		22,008,320

Media (7.8%)
Comcast Corp., Class A	211,200	11,358,336
Liberty Global plc*	219,736	9,012,472
Time Warner, Inc.	78,400	5,896,464
Twenty-First Century Fox, Inc., Class A	218,200	7,482,078

		33,749,350

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	44,414	5,787,144
AutoNation, Inc.*	73,800	3,712,878

		9,500,022

Textiles, Apparel & Luxury Goods (1.5%)
Under Armour, Inc., Class A*	91,162	6,299,294

Total Consumer Discretionary		98,248,162

Consumer Staples (2.8%)
Beverages (2.8%)
Constellation Brands, Inc., Class A*	138,704	12,089,441

Total Consumer Staples		12,089,441

Energy (5.6%)
Energy Equipment & Services (2.4%)
Halliburton Co.	126,300	8,147,613
Nabors Industries Ltd.	93,400	2,125,784

		10,273,397

Oil, Gas & Consumable Fuels (3.2%)
Antero Resources Corp.*	75,526	4,145,622
Pioneer Natural Resources Co.	31,420	6,188,798
Sanchez Energy Corp.*	141,670	3,720,254

		14,054,674

Total Energy		24,328,071

Financials (8.1%)
Banks (1.9%)
First Republic Bank/California	91,000	4,493,580
Texas Capital Bancshares, Inc.*	66,318	3,825,222

		8,318,802

Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	39,416	7,897,390

Diversified Financial Services (2.9%)
Intercontinental Exchange, Inc.	30,506	5,950,195
McGraw Hill Financial, Inc.	79,500	6,713,775

		12,663,970

Insurance (0.3%)
eHealth, Inc.*	52,000	1,254,760

Real Estate Investment Trusts (REITs) (1.2%)
CBS Outdoor Americas, Inc. (REIT)	169,339	5,070,010

Total Financials		35,204,932

Health Care (18.0%)
Biotechnology (7.9%)
Biogen Idec, Inc.*	18,921	6,259,256
Celgene Corp.*	94,600	8,966,188
Gilead Sciences, Inc.*	59,771	6,362,623
Puma Biotechnology, Inc.*	11,400	2,719,698
Regeneron Pharmaceuticals, Inc.*	15,900	5,732,268
Vertex Pharmaceuticals, Inc.*	35,900	4,031,929

		34,071,962

Health Care Providers & Services (4.1%)
DaVita HealthCare Partners, Inc.*	76,000	5,558,640
Envision Healthcare Holdings, Inc.*	145,355	5,040,912
McKesson Corp.	38,000	7,397,460

		17,997,012

Pharmaceuticals (6.0%)
AbbVie, Inc.	179,500	10,367,920
Bristol-Myers Squibb Co.	67,800	3,470,004
Eli Lilly & Co.	34,900	2,263,265
Jazz Pharmaceuticals plc*	29,429	4,725,120
Perrigo Co. plc	33,600	5,046,384

		25,872,693

Total Health Care		77,941,667

Industrials (14.0%)
Aerospace & Defense (2.3%)
B/E Aerospace, Inc.*	50,700	4,255,758
Precision Castparts Corp.	24,196	5,731,548

		9,987,306

Airlines (1.4%)
Delta Air Lines, Inc.	169,900	6,141,885

Construction & Engineering (1.1%)
Quanta Services, Inc.*	129,573	4,702,204

Machinery (2.3%)
Cummins, Inc.	47,600	6,282,248
Proto Labs, Inc.*	50,296	3,470,424

		9,752,672

Professional Services (1.9%)
IHS, Inc., Class A*	64,624	8,090,279

Road & Rail (3.9%)
Canadian Pacific Railway Ltd.	33,700	6,991,739
Old Dominion Freight Line, Inc.*	72,800	5,142,592
Swift Transportation Co.*	230,300	4,831,694

		16,966,025

Trading Companies & Distributors (1.1%)
United Rentals, Inc.*	44,700	4,966,170

Total Industrials		60,606,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (23.6%)
Communications Equipment (1.1%)
Palo Alto Networks, Inc.*	47,346	$4,644,643

Electronic Equipment, Instruments & Components (3.0%)
Cognex Corp.*	104,900	4,224,323
FLIR Systems, Inc.	60,100	1,883,534
TE Connectivity Ltd.	121,000	6,690,090

		12,797,947

Internet Software & Services (8.6%)
Facebook, Inc., Class A*	173,388	13,704,588
Google, Inc., Class A*	20,608	12,125,953
Google, Inc., Class C*	14,708	8,491,811
Yelp, Inc.*	45,505	3,105,716

		37,428,068

IT Services (3.3%)
Vantiv, Inc., Class A*	190,391	5,883,082
Visa, Inc., Class A	40,516	8,644,899

		14,527,981

Semiconductors & Semiconductor Equipment (1.8%)
Micron Technology, Inc.*	229,600	7,866,096

Software (3.0%)
Guidewire Software, Inc.*	57,349	2,542,854
Salesforce.com, Inc.*	103,758	5,969,198
ServiceNow, Inc.*	77,223	4,539,168

		13,051,220

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	88,379	8,904,184
Western Digital Corp.	32,600	3,172,632

		12,076,816

Total Information Technology		102,392,771

Materials (1.8%)
Chemicals (1.8%)
Monsanto Co.	69,789	7,851,960

Total Materials		7,851,960

Telecommunication Services (2.6%)
Wireless Telecommunication Services (2.6%)
SBA Communications Corp., Class A*	102,260	11,340,634

Total Telecommunication Services		11,340,634

Total Investments (99.2%) (Cost $348,909,794)		430,004,179
Other Assets Less Liabilities (0.8%)		3,560,868

Net Assets (100%)		$433,565,047

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$98,248,162	$—	$—	$98,248,162
Consumer Staples	12,089,441	—	—	12,089,441
Energy	24,328,071	—	—	24,328,071
Financials	35,204,932	—	—	35,204,932
Health Care	77,941,667	—	—	77,941,667
Industrials	60,606,541	—	—	60,606,541
Information Technology	102,392,771	—	—	102,392,771
Materials	7,851,960	—	—	7,851,960
Telecommunication Services	11,340,634	—	—	11,340,634

Total Assets	$430,004,179	$—	$—	$430,004,179

Total Liabilities	$—	$—	$—	$—

Total	$430,004,179	$—	$—	$430,004,179

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$282,802,207
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$271,891,776

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,000,440
Aggregate gross unrealized depreciation	(10,983,422)

Net unrealized appreciation	$81,017,018

Federal income tax cost of investments	$348,987,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Auto Components (0.3%)
BorgWarner, Inc.	12,240	$643,946
Dana Holding Corp.	6,468	123,992
Delphi Automotive plc	14,800	907,832
Drew Industries, Inc.	924	38,984
Gentex Corp.	5,200	139,204
Gentherm, Inc.*	1,188	50,169
Goodyear Tire & Rubber Co.	13,590	306,930
Johnson Controls, Inc.	8,700	382,800
Lear Corp.	3,200	276,512
Tenneco, Inc.*	2,838	148,456

		3,018,825

Automobiles (0.9%)
Harley-Davidson, Inc.	10,691	622,216
Tesla Motors, Inc.*	35,401	8,591,115
Thor Industries, Inc.	2,700	139,050

		9,352,381

Distributors (0.1%)
Genuine Parts Co.	7,193	630,898
LKQ Corp.*	15,863	421,797
Pool Corp.	2,112	113,879

		1,166,574

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,100	172,446
Grand Canyon Education, Inc.*	1,320	53,816
H&R Block, Inc.	12,011	372,461
K12, Inc.*	1,450	23,142
Service Corp. International	7,325	154,851
Weight Watchers International, Inc.*	1,299	35,645

		812,361

Hotels, Restaurants & Leisure (4.4%)
Bally Technologies, Inc.*	2,300	185,610
Bloomin’ Brands, Inc.*	6,400	117,376
Brinker International, Inc.	3,498	177,663
Buffalo Wild Wings, Inc.*	1,100	147,697
Burger King Worldwide, Inc.	5,742	170,308
Caesars Entertainment Corp.*	6,600	83,028
Cheesecake Factory, Inc.	3,400	154,700
Chipotle Mexican Grill, Inc.*	10,202	6,800,551
Choice Hotels International, Inc.	2,332	121,264
Cracker Barrel Old Country Store, Inc.	1,600	165,104
Denny’s Corp.*	5,082	35,726
DineEquity, Inc.	1,452	118,469
Domino’s Pizza, Inc.	2,508	193,016
Dunkin’ Brands Group, Inc.	5,362	240,325
Hilton Worldwide Holdings, Inc.*	42,655	1,050,593
Interval Leisure Group, Inc.	2,371	45,167
Jack in the Box, Inc.	2,600	177,294
Las Vegas Sands Corp.	36,242	2,254,615
Marriott International, Inc., Class A	10,854	758,695
McDonald’s Corp.	48,444	4,592,976
MGM Resorts International*	54,899	1,250,599
Norwegian Cruise Line Holdings Ltd.*	3,696	133,130
Panera Bread Co., Class A*	1,452	236,269
Pinnacle Entertainment, Inc.*	2,068	51,886
Popeyes Louisiana Kitchen, Inc.*	726	29,403
Scientific Games Corp., Class A*	5,016	54,022
SeaWorld Entertainment, Inc.	5,000	96,150
Six Flags Entertainment Corp.	3,800	130,682
Sonic Corp.*	4,554	101,827
Starbucks Corp.	124,335	9,382,319
Starwood Hotels & Resorts Worldwide, Inc.	60,756	5,055,507
Texas Roadhouse, Inc.	4,158	115,759
Vail Resorts, Inc.	900	78,084
Wyndham Worldwide Corp.	6,732	547,042
Wynn Resorts Ltd.	43,508	8,139,477
Yum! Brands, Inc.	42,762	3,078,009
Zoe’s Kitchen, Inc.*	94,100	2,894,516

		48,964,858

Household Durables (0.1%)
Harman International Industries, Inc.	3,400	333,336
iRobot Corp.*	990	30,146
Jarden Corp.*	2,762	166,024
Newell Rubbermaid, Inc.	7,391	254,324
NVR, Inc.*	198	223,744
Tempur Sealy International, Inc.*	3,100	174,127
Tupperware Brands Corp.	3,564	246,059
Whirlpool Corp.	990	144,193

		1,571,953

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.*	32,585	10,506,707
Ctrip.com International Ltd. (ADR)*	16,200	919,512
Expedia, Inc.	66,646	5,839,523
Groupon, Inc.*	18,545	123,881
HomeAway, Inc.*	3,800	134,900
HSN, Inc.	400	24,548
Liberty Interactive Corp.*	62,614	1,785,751
Liberty TripAdvisor Holdings, Inc.*	9,310	315,609
Liberty Ventures*	9,310	353,408
Netflix, Inc.*	17,450	7,873,091
Nutrisystem, Inc.	1,650	25,360
Priceline Group, Inc.*	7,627	8,836,490
TripAdvisor, Inc.*	4,944	451,980
Vipshop Holdings Ltd. (ADR)*	2,500	472,525
zulily, Inc., Class A*	2,600	98,514

		37,761,799

Leisure Products (0.1%)
Brunswick Corp.	3,800	160,132
Hasbro, Inc.	4,339	238,623
Mattel, Inc.	6,100	186,965
Polaris Industries, Inc.	3,208	480,527

		1,066,247

Media (5.7%)
AMC Networks, Inc., Class A*	26,078	1,523,477
Cablevision Systems Corp. - New York Group, Class A	132,166	2,314,227
CBS Corp. (Non-Voting), Class B	43,680	2,336,880
Charter Communications, Inc., Class A*	3,906	591,251
Cinemark Holdings, Inc.	5,280	179,731
Clear Channel Outdoor Holdings, Inc., Class A	17,800	119,972
Comcast Corp., Class A	374,164	20,091,026
DIRECTV*	48,283	4,177,445
Discovery Communications, Inc., Class A*	22,223	840,029
Discovery Communications, Inc., Class C*	22,223	828,473
DISH Network Corp., Class A*	9,239	596,655
Global Sources Ltd.*	616	4,133
Interpublic Group of Cos., Inc.	20,877	382,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lamar Advertising Co., Class A	3,498	$172,277
Liberty Global plc*	16,096	672,451
Liberty Media Corp.*	39,426	1,855,125
Loral Space & Communications, Inc.*	698	50,123
Madison Square Garden Co., Class A*	26,011	1,719,847
Morningstar, Inc.	2,000	135,800
Omnicom Group, Inc.	12,926	890,084
Scripps Networks Interactive, Inc., Class A	4,861	379,596
Sirius XM Holdings, Inc.*	136,011	474,678
Starz, Class A*	16,290	538,873
Time Warner Cable, Inc.	13,469	1,932,667
Twenty-First Century Fox, Inc., Class A	123,241	4,225,934
Viacom, Inc., Class B	32,912	2,532,249
Walt Disney Co.	150,140	13,366,964
World Wrestling Entertainment, Inc., Class A	27,058	372,589

		63,305,023

Multiline Retail (0.3%)
Big Lots, Inc.	3,036	130,700
Dollar General Corp.*	11,653	712,115
Dollar Tree, Inc.*	11,483	643,852
Family Dollar Stores, Inc.	5,744	443,666
Macy’s, Inc.	14,833	862,984
Nordstrom, Inc.	7,374	504,160
Target Corp.	3,140	196,815

		3,494,292

Specialty Retail (2.5%)
Abercrombie & Fitch Co., Class A	2,508	91,141
Advance Auto Parts, Inc.	3,366	438,590
America’s Car-Mart, Inc.*	194	7,680
AutoNation, Inc.*	3,102	156,062
AutoZone, Inc.*	1,791	912,801
Bed Bath & Beyond, Inc.*	4,261	280,502
Buckle, Inc.	1,914	86,876
Cabela’s, Inc.*	2,112	124,397
CarMax, Inc.*	24,199	1,124,043
Cato Corp., Class A	1,720	59,271
Chico’s FAS, Inc.	9,900	146,223
Gap, Inc.	13,991	583,285
GNC Holdings, Inc., Class A	3,432	132,956
Home Depot, Inc.	79,086	7,255,350
L Brands, Inc.	4,277	286,473
Lowe’s Cos., Inc.	85,157	4,506,508
Lumber Liquidators Holdings, Inc.*	1,320	75,742
O’Reilly Automotive, Inc.*	5,496	826,379
Penske Automotive Group, Inc.	3,600	146,124
PetSmart, Inc.	5,016	351,571
Ross Stores, Inc.	11,087	837,955
Signet Jewelers Ltd.	2,700	307,557
Tiffany & Co.	4,909	472,786
TJX Cos., Inc.	36,043	2,132,664
Tractor Supply Co.	24,720	1,520,527
Ulta Salon Cosmetics & Fragrance, Inc.*	41,504	4,904,528
Williams-Sonoma, Inc.	4,290	285,585
Zumiez, Inc.*	1,056	29,674

		28,083,250

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.	2,244	173,955
Coach, Inc.	14,264	507,941
Deckers Outdoor Corp.*	1,848	179,589
Fossil Group, Inc.*	2,838	266,488
G-III Apparel Group Ltd.*	462	38,281
Hanesbrands, Inc.	5,412	581,465
Kate Spade & Co.*	6,200	162,626
Michael Kors Holdings Ltd.*	22,409	1,599,779
NIKE, Inc., Class B	65,563	5,848,220
Oxford Industries, Inc.	858	52,329
PVH Corp.	2,970	359,815
Ralph Lauren Corp.	2,949	485,789
Steven Madden Ltd.*	3,294	106,166
Under Armour, Inc., Class A*	95,664	6,610,382
VF Corp.	44,076	2,910,338
Wolverine World Wide, Inc.	5,800	145,348

		20,028,511

Total Consumer Discretionary		218,626,074

Consumer Staples (5.4%)
Beverages (1.6%)
Boston Beer Co., Inc., Class A*	700	155,232
Brown-Forman Corp., Class B	7,534	679,718
Coca-Cola Co.	191,754	8,180,226
Coca-Cola Enterprises, Inc.	12,101	536,800
Constellation Brands, Inc., Class A*	7,402	645,158
Dr. Pepper Snapple Group, Inc.	10,427	670,560
Monster Beverage Corp.*	7,391	677,533
PepsiCo, Inc.	72,918	6,787,937

		18,333,164

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	2,300	164,910
Costco Wholesale Corp.	36,220	4,539,090
CVS Health Corp.	8,204	652,956
Kroger Co.	25,936	1,348,672
PriceSmart, Inc.	1,500	128,460
Rite Aid Corp.*	23,600	114,224
Sprouts Farmers Market, Inc.*	4,300	125,001
Sysco Corp.	9,066	344,055
United Natural Foods, Inc.*	2,244	137,916
Walgreen Co.	35,646	2,112,739
Wal-Mart Stores, Inc.	7,990	610,995
Whole Foods Market, Inc.	7,879	300,269

		10,579,287

Food Products (1.1%)
Campbell Soup Co.	7,160	305,947
Flowers Foods, Inc.	7,573	139,040
General Mills, Inc.	32,194	1,624,187
Hain Celestial Group, Inc.*	1,914	195,898
Hershey Co.	26,056	2,486,524
Hormel Foods Corp.	5,940	305,257
Kellogg Co.	10,759	662,754
Keurig Green Mountain, Inc.	19,376	2,521,399
Kraft Foods Group, Inc.	29,710	1,675,644
Lancaster Colony Corp.	1,700	144,976
McCormick & Co., Inc. (Non-Voting)	6,104	408,358
Mead Johnson Nutrition Co.	9,437	908,028
TreeHouse Foods, Inc.*	2,200	177,100
Tyson Foods, Inc., Class A	4,500	177,165
WhiteWave Foods Co.*	8,471	307,751

		12,040,028

Household Products (0.5%)
Church & Dwight Co., Inc.	6,138	430,642
Clorox Co.	4,884	469,059
Colgate-Palmolive Co.	40,342	2,631,105
Kimberly-Clark Corp.	16,041	1,725,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co.	7,600	$636,424
Spectrum Brands Holdings, Inc.	2,000	181,060

		6,073,821

Personal Products (0.3%)
Estee Lauder Cos., Inc., Class A	44,292	3,309,498
Herbalife Ltd.	3,762	164,588

		3,474,086

Tobacco (0.9%)
Altria Group, Inc.	92,725	4,259,787
Lorillard, Inc.	18,017	1,079,398
Philip Morris International, Inc.	45,515	3,795,951
Reynolds American, Inc.	10,559	622,981

		9,758,117

Total Consumer Staples		60,258,503

Energy (6.2%)
Energy Equipment & Services (2.9%)
Baker Hughes, Inc.	2,600	169,156
Cameron International Corp.*	6,355	421,845
CARBO Ceramics, Inc.	924	54,729
Core Laboratories N.V.	16,700	2,444,045
Dresser-Rand Group, Inc.*	4,620	380,041
Dril-Quip, Inc.*	1,584	141,610
FMC Technologies, Inc.*	11,285	612,888
Frank’s International N.V.	1,100	20,570
Halliburton Co.	109,230	7,046,427
Helmerich & Payne, Inc.	3,200	313,184
Nabors Industries Ltd.	5,900	134,284
National Oilwell Varco, Inc.	52,399	3,987,564
Oceaneering International, Inc.	5,082	331,194
Patterson-UTI Energy, Inc.	4,800	156,144
RPC, Inc.	6,400	140,544
Schlumberger Ltd.	101,874	10,359,567
Seadrill Ltd.	5,141	137,573
Superior Energy Services, Inc.	4,500	147,915
Weatherford International plc*	234,997	4,887,938

		31,887,218

Oil, Gas & Consumable Fuels (3.3%)
Anadarko Petroleum Corp.	70,831	7,185,097
Antero Resources Corp.*	2,600	142,714
Apco Oil and Gas International, Inc.*	792	10,209
Cabot Oil & Gas Corp.	19,534	638,567
Cheniere Energy, Inc.*	12,035	963,161
Cimarex Energy Co.	1,100	139,183
Cobalt International Energy, Inc.*	15,753	214,241
Concho Resources, Inc.*	5,016	628,956
Continental Resources, Inc.*	46,263	3,075,564
CVR Energy, Inc.	3,960	177,131
Diamondback Energy, Inc.*	1,900	142,082
EOG Resources, Inc.	26,970	2,670,569
EQT Corp.	17,172	1,571,925
FX Energy, Inc.*	278	845
Gulfport Energy Corp.*	3,476	185,618
Isramco, Inc.*	132	16,125
Kinder Morgan, Inc.	8,960	343,526
Kodiak Oil & Gas Corp.*	11,700	158,769
Kosmos Energy Ltd.*	20,644	205,614
Laredo Petroleum Holdings, Inc.*	5,346	119,804
Marathon Petroleum Corp.	9,200	778,964
Newfield Exploration Co.*	25,000	926,750
Noble Energy, Inc.	12,700	868,172
Oasis Petroleum, Inc.*	4,158	173,846
ONEOK, Inc.	5,435	356,264
Panhandle Oil and Gas, Inc., Class A	396	23,641
Phillips 66	11,400	926,934
Pioneer Natural Resources Co.	22,364	4,405,037
QEP Resources, Inc.	5,600	172,368
Range Resources Corp.	33,705	2,285,536
SemGroup Corp., Class A	2,100	174,867
SM Energy Co.	2,442	190,476
Southwestern Energy Co.*	17,567	613,967
Suncor Energy, Inc.	42,109	1,522,240
Targa Resources Corp.	1,700	231,489
Teekay Corp.	2,600	172,536
Tesoro Corp.	2,800	170,744
Valero Energy Corp.	38,015	1,758,954
Western Refining, Inc.	4,200	176,358
Whiting Petroleum Corp.*	2,574	199,614
Williams Cos., Inc.	36,829	2,038,485
World Fuel Services Corp.	806	32,176

		36,789,118

Total Energy		68,676,336

Financials (4.2%)
Banks (0.2%)
Investors Bancorp, Inc.	14,790	149,822
JPMorgan Chase & Co.	30,408	1,831,778
Signature Bank/New York*	1,914	214,483
SVB Financial Group*	1,400	156,926

		2,353,009

Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	2,442	489,279
Ameriprise Financial, Inc.	2,838	350,152
Artisan Partners Asset Management, Inc., Class A	2,600	135,330
BGC Partners, Inc., Class A	990	7,356
BlackRock, Inc.	2,329	764,657
Charles Schwab Corp.	98,289	2,888,714
Cohen & Steers, Inc.	528	20,296
Diamond Hill Investment Group, Inc.	132	16,243
Eaton Vance Corp.	6,607	249,282
Financial Engines, Inc.	2,700	92,380
Franklin Resources, Inc.	15,987	873,050
GAMCO Investors, Inc., Class A	132	9,338
Greenhill & Co., Inc.	1,584	73,640
Invesco Ltd.	4,300	169,764
Lazard Ltd., Class A	6,454	327,218
Legg Mason, Inc.	3,200	163,712
LPL Financial Holdings, Inc.	4,300	198,015
Morgan Stanley	56,272	1,945,323
Pzena Investment Management, Inc., Class A	330	3,152
SEI Investments Co.	7,193	260,099
State Street Corp.	39,072	2,876,090
T. Rowe Price Group, Inc.	12,144	952,090
TD Ameritrade Holding Corp.	65,314	2,179,528
Waddell & Reed Financial, Inc., Class A	4,950	255,865
Westwood Holdings Group, Inc.	264	14,966

		15,315,539

Consumer Finance (0.6%)
Ally Financial, Inc.*	11,900	275,366
American Express Co.	71,129	6,226,633
Credit Acceptance Corp.*	1,100	138,677
Santander Consumer USA Holdings, Inc.	8,400	149,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	19,500	$166,920

		6,957,200

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	3,828	204,894
Intercontinental Exchange, Inc.	5,896	1,150,015
Leucadia National Corp.	4,752	113,288
McGraw Hill Financial, Inc.	13,399	1,131,546
Moody’s Corp.	9,697	916,366
MSCI, Inc.*	1,269	59,668

		3,575,777

Insurance (0.3%)
American Financial Group, Inc./Ohio	2,442	141,368
AmTrust Financial Services, Inc.	3,800	151,316
Aon plc	11,959	1,048,446
Arthur J. Gallagher & Co.	7,378	334,666
Brown & Brown, Inc.	3,894	125,192
Erie Indemnity Co., Class A	1,452	110,076
Marsh & McLennan Cos., Inc.	18,401	963,108
Reinsurance Group of America, Inc.	2,100	168,273

		3,042,445

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)	66	24,678
American Tower Corp. (REIT)	18,867	1,766,517
Apartment Investment & Management Co. (REIT), Class A	4,356	138,608
Boston Properties, Inc. (REIT)	1,188	137,523
CareTrust REIT, Inc. (REIT)*	1,188	16,988
Columbia Property Trust, Inc. (REIT)	6,100	145,607
Crown Castle International Corp. (REIT)	41,534	3,344,733
DuPont Fabros Technology, Inc. (REIT)	396	10,708
Equity Lifestyle Properties, Inc. (REIT)	2,508	106,239
Extra Space Storage, Inc. (REIT)	5,700	293,949
Federal Realty Investment Trust (REIT)	1,980	234,551
Health Care REIT, Inc. (REIT)	8,000	498,960
Omega Healthcare Investors, Inc. (REIT)	4,884	166,984
Plum Creek Timber Co., Inc. (REIT)	7,457	290,898
Potlatch Corp. (REIT)	1,273	51,187
PS Business Parks, Inc. (REIT)	264	20,101
Public Storage (REIT)	6,619	1,097,695
Rayonier, Inc. (REIT)	5,742	178,806
Saul Centers, Inc. (REIT)	330	15,424
Simon Property Group, Inc. (REIT)	11,562	1,901,024
Tanger Factory Outlet Centers, Inc. (REIT)	3,350	109,612
Taubman Centers, Inc. (REIT)	2,886	210,678
Universal Health Realty Income Trust (REIT)	594	24,758
Ventas, Inc. (REIT)	5,874	363,894
Vornado Realty Trust (REIT)	1,584	158,337
Weyerhaeuser Co. (REIT)	5,020	159,937

		11,468,396

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	463,022
Howard Hughes Corp.*	1,000	150,000
Jones Lang LaSalle, Inc.	1,300	164,242
Realogy Holdings Corp.*	4,752	176,774

		954,038

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	84,832	1,051,068
MGIC Investment Corp.*	18,300	142,923
Nationstar Mortgage Holdings, Inc.*	4,800	164,352
New York Community Bancorp, Inc.	74,245	1,178,268
Ocwen Financial Corp.*	4,554	119,224

		2,655,835

Total Financials		46,322,239

Health Care (20.3%)
Biotechnology (9.9%)
ACADIA Pharmaceuticals, Inc.*	5,700	141,132
Agios Pharmaceuticals, Inc.*	1,100	67,485
Alexion Pharmaceuticals, Inc.*	52,753	8,747,502
Alkermes plc*	5,610	240,501
Alnylam Pharmaceuticals, Inc.*	2,838	221,648
AMAG Pharmaceuticals, Inc.*	1,320	42,121
Amgen, Inc.	81,101	11,391,446
Arena Pharmaceuticals, Inc.*	5,008	20,984
ARIAD Pharmaceuticals, Inc.*	7,655	41,337
Biogen Idec, Inc.*	90,770	30,027,624
BioMarin Pharmaceutical, Inc.*	6,138	442,918
Celgene Corp.*	136,075	12,897,189
Cepheid, Inc.*	3,036	133,675
Clovis Oncology, Inc.*	1,900	86,184
Cubist Pharmaceuticals, Inc.*	2,904	192,651
Cytori Therapeutics, Inc.*	1,122	758
Dyax Corp.*	2,970	30,056
Emergent Biosolutions, Inc.*	1,518	32,349
Exelixis, Inc.*	8,381	12,823
Genomic Health, Inc.*	726	20,553
Gilead Sciences, Inc.*	203,186	21,629,150
Halozyme Therapeutics, Inc.*	5,610	51,051
ImmunoGen, Inc.*	16,417	173,856
Immunomedics, Inc.*	3,498	13,013
Incyte Corp.*	7,092	347,863
Intercept Pharmaceuticals, Inc.*	400	94,676
Intrexon Corp.*	5,300	98,474
Ironwood Pharmaceuticals, Inc.*	10,700	138,619
Isis Pharmaceuticals, Inc.*	26,107	1,013,735
Lexicon Pharmaceuticals, Inc.*	1,254	1,768
Ligand Pharmaceuticals, Inc.*	913	42,902
MannKind Corp.*	15,300	90,423
Medivation, Inc.*	49,688	4,912,653
Momenta Pharmaceuticals, Inc.*	2,970	33,680
Myriad Genetics, Inc.*	4,500	173,565
Neurocrine Biosciences, Inc.*	2,046	32,061
Novavax, Inc.*	3,102	12,935
NPS Pharmaceuticals, Inc.*	2,508	65,208
OPKO Health, Inc.*	19,174	163,171
Orexigen Therapeutics, Inc.*	1,056	4,499
Osiris Therapeutics, Inc.*	792	9,971
PDL BioPharma, Inc.	9,503	70,987
Pharmacyclics, Inc.*	2,508	294,514
Progenics Pharmaceuticals, Inc.*	1,452	7,536
ProQR Therapeutics N.V.*	2,900	49,851
Puma Biotechnology, Inc.*	1,300	310,141
Regeneron Pharmaceuticals, Inc.*	18,632	6,717,209
Sangamo BioSciences, Inc.*	1,980	21,354
Seattle Genetics, Inc.*	6,336	235,572
Synageva BioPharma Corp.*	1,600	110,048
Synta Pharmaceuticals Corp.*	924	2,781
United Therapeutics Corp.*	2,734	351,729
Vanda Pharmaceuticals, Inc.*	1,725	17,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	72,856	$8,182,457

		110,266,293

Health Care Equipment & Supplies (1.5%)
Abaxis, Inc.	1,782	90,365
ABIOMED, Inc.*	1,848	45,886
Accuray, Inc.*	2,250	16,335
Align Technology, Inc.*	4,620	238,762
Atrion Corp.	66	20,131
Baxter International, Inc.	27,098	1,944,823
Becton, Dickinson and Co.	9,728	1,107,144
Boston Scientific Corp.*	12,800	151,168
C.R. Bard, Inc.	3,995	570,126
Cooper Cos., Inc.	15,285	2,380,639
Covidien plc	28,389	2,455,932
Cyberonics, Inc.*	2,310	118,180
DENTSPLY International, Inc.	2,772	126,403
DexCom, Inc.*	4,000	159,960
Edwards Lifesciences Corp.*	5,211	532,304
Endologix, Inc.*	3,894	41,276
Globus Medical, Inc., Class A*	6,100	119,987
Haemonetics Corp.*	4,300	150,156
HeartWare International, Inc.*	528	40,989
Hill-Rom Holdings, Inc.	3,400	140,862
Hologic, Inc.*	5,940	144,520
IDEXX Laboratories, Inc.*	3,300	388,839
Insulet Corp.*	2,376	87,556
Integra LifeSciences Holdings Corp.*	1,518	75,353
Intuitive Surgical, Inc.*	6,019	2,779,695
Natus Medical, Inc.*	1,452	42,849
Neogen Corp.*	1,782	70,389
NuVasive, Inc.*	4,200	146,454
Quidel Corp.*	1,518	40,789
ResMed, Inc.	8,579	422,687
Spectranetics Corp.*	1,716	45,594
St. Jude Medical, Inc.	7,993	480,619
STERIS Corp.	600	32,376
Stryker Corp.	9,642	778,591
Thoratec Corp.*	3,102	82,916
Varian Medical Systems, Inc.*	5,486	439,538
Volcano Corp.*	1,650	17,556
West Pharmaceutical Services, Inc.	2,300	102,948
Wright Medical Group, Inc.*	5,472	165,802
Zimmer Holdings, Inc.	1,650	165,907

		16,962,406

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	3,400	164,900
Aetna, Inc.	4,422	358,182
Air Methods Corp.*	1,782	98,990
AmerisourceBergen Corp.	11,681	902,941
Bio-Reference Laboratories, Inc.*	1,188	33,335
Brookdale Senior Living, Inc.*	7,891	254,248
Cardinal Health, Inc.	42,270	3,166,868
Catamaran Corp.*	9,478	399,498
Centene Corp.*	2,376	196,519
Cigna Corp.	1,716	155,624
CorVel Corp.*	924	31,462
DaVita HealthCare Partners, Inc.*	3,016	220,590
Express Scripts Holding Co.*	33,885	2,393,298
HCA Holdings, Inc.*	54,191	3,821,549
HealthSouth Corp.	4,092	150,995
Henry Schein, Inc.*	3,839	447,128
Humana, Inc.	7,900	1,029,291
IPC The Hospitalist Co., Inc.*	1,001	44,835
Laboratory Corp. of America Holdings*	1,671	170,024
McKesson Corp.	28,095	5,469,254
MEDNAX, Inc.*	2,904	159,197
Molina Healthcare, Inc.*	3,600	152,280
MWI Veterinary Supply, Inc.*	924	137,122
National Research Corp., Class A*	198	2,576
Premier, Inc., Class A*	4,700	154,442
Providence Service Corp.*	528	25,545
Select Medical Holdings Corp.	7,500	90,225
Team Health Holdings, Inc.*	3,036	176,058
Tenet Healthcare Corp.*	5,197	308,650
U.S. Physical Therapy, Inc.	660	23,357
UnitedHealth Group, Inc.	102,914	8,876,333
WellCare Health Plans, Inc.*	2,100	126,714

		29,742,030

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	10,400	139,516
athenahealth, Inc.*	1,606	211,494
Cerner Corp.*	14,811	882,291
Computer Programs & Systems, Inc.	858	49,327
HMS Holdings Corp.*	3,960	74,646
IMS Health Holdings, Inc.*	3,800	99,522
MedAssets, Inc.*	3,145	65,164
Medidata Solutions, Inc.*	2,300	101,867
Omnicell, Inc.*	1,650	45,095
Quality Systems, Inc.	2,508	34,535
Veeva Systems, Inc., Class A*	4,900	138,033

		1,841,490

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	2,723	155,156
Bruker Corp.*	7,325	135,622
Covance, Inc.*	3,624	285,209
Illumina, Inc.*	39,333	6,447,465
Luminex Corp.*	3,300	64,350
Mettler-Toledo International, Inc.*	1,320	338,092
PAREXEL International Corp.*	2,508	158,230
PerkinElmer, Inc.	3,500	152,600
Quintiles Transnational Holdings, Inc.*	2,706	150,941
Sequenom, Inc.*	3,234	9,605
Techne Corp.	712	66,608
Thermo Fisher Scientific, Inc.	33,303	4,052,975
Waters Corp.*	4,290	425,225

		12,442,078

Pharmaceuticals (4.9%)
AbbVie, Inc.	129,133	7,458,722
Actavis plc*	49,441	11,929,125
Allergan, Inc.	23,818	4,244,129
Bristol-Myers Squibb Co.	29,164	1,492,614
Depomed, Inc.*	2,706	41,104
Eli Lilly & Co.	11,000	713,350
Endo International plc*	33,968	2,321,373
Impax Laboratories, Inc.*	5,300	125,663
Jazz Pharmaceuticals plc*	16,990	2,727,914
Johnson & Johnson	21,957	2,340,397
Mallinckrodt plc*	7,075	637,811
Medicines Co.*	2,772	61,871
Merck & Co., Inc.	20,200	1,197,456
Mylan, Inc.*	18,654	848,570
Nektar Therapeutics*	11,200	135,184
Pacira Pharmaceuticals, Inc.*	75,512	7,318,623
Perrigo Co. plc	1,449	217,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Salix Pharmaceuticals Ltd.*	2,706	$422,785
SciClone Pharmaceuticals, Inc.*	3,828	26,375
Sucampo Pharmaceuticals, Inc., Class A*	462	3,003
Teva Pharmaceutical Industries Ltd. (ADR)	68,991	3,708,266
Theravance Biopharma, Inc.*	980	22,589
Theravance, Inc.	3,432	58,653
Valeant Pharmaceuticals International, Inc.*	36,033	4,727,530
VIVUS, Inc.*	5,544	21,400
XenoPort, Inc.*	2,310	12,428
Zoetis, Inc.	25,047	925,487

		53,740,047

Total Health Care		224,994,344

Industrials (10.5%)
Aerospace & Defense (2.8%)
B/E Aerospace, Inc.*	5,190	435,649
Boeing Co.	62,202	7,923,291
GenCorp, Inc.*	3,036	48,485
General Dynamics Corp.	25,280	3,212,835
HEICO Corp.	3,093	144,443
Hexcel Corp.*	4,620	183,414
Honeywell International, Inc.	39,326	3,662,037
Huntington Ingalls Industries, Inc.	2,244	233,847
L-3 Communications Holdings, Inc.	18,822	2,238,312
Lockheed Martin Corp.	13,030	2,381,623
Moog, Inc., Class A*	2,500	171,000
Precision Castparts Corp.	25,384	6,012,962
Rockwell Collins, Inc.	5,338	419,033
Spirit AeroSystems Holdings, Inc., Class A*	5,500	209,330
Taser International, Inc.*	3,366	51,971
Teledyne Technologies, Inc.*	860	80,849
TransDigm Group, Inc.	2,291	422,300
Triumph Group, Inc.	1,518	98,746
United Technologies Corp.	32,239	3,404,439

		31,334,566

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	7,729	512,587
Expeditors International of Washington, Inc.	9,954	403,933
FedEx Corp.	10,806	1,744,629
Hub Group, Inc., Class A*	1,254	50,825
United Parcel Service, Inc., Class B	34,539	3,394,838

		6,106,812

Airlines (0.6%)
Alaska Air Group, Inc.	6,204	270,122
Allegiant Travel Co.	934	115,498
American Airlines Group, Inc.	93,200	3,306,736
Copa Holdings S.A., Class A	1,452	155,785
Delta Air Lines, Inc.	4,118	148,866
Southwest Airlines Co.	30,400	1,026,608
Spirit Airlines, Inc.*	2,600	179,764
United Continental Holdings, Inc.*	33,221	1,554,411

		6,757,790

Building Products (0.1%)
A.O. Smith Corp.	3,168	149,783
AAON, Inc.	2,449	41,657
Allegion plc	4,745	226,052
Fortune Brands Home & Security, Inc.	100	4,111
Lennox International, Inc.	2,244	172,496
Masco Corp.	16,812	402,143
Trex Co., Inc.*	2,508	86,702
USG Corp.*	5,096	140,089

		1,223,033

Commercial Services & Supplies (0.8%)
ADT Corp.	25,110	890,401
Cintas Corp.	2,772	195,676
Clean Harbors, Inc.*	2,244	120,996
Copart, Inc.*	7,615	238,464
Deluxe Corp.	2,310	127,420
Healthcare Services Group, Inc.	5,148	147,284
Interface, Inc.	2,838	45,805
Iron Mountain, Inc. (REIT)	7,108	232,076
KAR Auction Services, Inc.	5,100	146,013
Knoll, Inc.	3,960	68,548
MSA Safety, Inc.	1,495	73,853
Multi-Color Corp.	128	5,821
Pitney Bowes, Inc.	6,300	157,437
R.R. Donnelley & Sons Co.	8,500	139,910
Rollins, Inc.	4,620	135,274
Stericycle, Inc.*	4,818	561,586
Tyco International Ltd.	114,920	5,121,984
U.S. Ecology, Inc.	858	40,120
Waste Connections, Inc.	5,119	248,374
Waste Management, Inc.	2,970	141,164

		8,838,206

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,422	255,813
Fluor Corp.	19,964	1,333,395
Foster Wheeler AG	4,900	154,938
MasTec, Inc.*	3,800	116,356

		1,860,502

Electrical Equipment (0.5%)
Acuity Brands, Inc.	1,716	201,990
AMETEK, Inc.	46,817	2,350,682
AZZ, Inc.	1,517	63,365
Emerson Electric Co.	26,894	1,683,027
EnerSys, Inc.	2,200	129,008
Generac Holdings, Inc.*	2,700	109,458
Hubbell, Inc., Class B	244	29,409
Rockwell Automation, Inc.	6,534	717,956
SolarCity Corp.*	2,200	131,120

		5,416,015

Industrial Conglomerates (0.9%)
3M Co.	32,290	4,574,847
Danaher Corp.	65,486	4,975,626
Raven Industries, Inc.	1,716	41,870
Roper Industries, Inc.	2,233	326,666

		9,919,009

Machinery (1.8%)
Allison Transmission Holdings, Inc.	5,412	154,188
Caterpillar, Inc.	21,513	2,130,432
Chart Industries, Inc.*	1,320	80,692
CLARCOR, Inc.	1,517	95,692
Colfax Corp.*	5,162	294,079
Crane Co.	2,046	129,328
Cummins, Inc.	9,086	1,199,170
Deere & Co.	3,937	322,795
Donaldson Co., Inc.	8,711	353,928
Dover Corp.	5,610	450,651
Flowserve Corp.	6,718	473,753
Gorman-Rupp Co.	1,237	37,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	3,042	$222,005
Hillenbrand, Inc.	2,249	69,472
IDEX Corp.	3,696	267,480
Illinois Tool Works, Inc.	16,804	1,418,594
Ingersoll-Rand plc	37,317	2,103,186
ITT Corp.	4,000	179,760
Lincoln Electric Holdings, Inc.	394	27,239
Lindsay Corp.	660	49,335
Manitowoc Co., Inc.	5,814	136,338
Middleby Corp.*	2,574	226,847
Navistar International Corp.*	4,800	157,968
Nordson Corp.	3,247	246,999
Omega Flex, Inc.	98	1,907
PACCAR, Inc.	36,523	2,077,246
Pall Corp.	28,601	2,393,904
Parker-Hannifin Corp.	3,900	445,185
Pentair plc	10,255	671,600
RBC Bearings, Inc.	1,188	67,360
Rexnord Corp.*	5,500	156,475
Stanley Black & Decker, Inc.	1,518	134,783
Tennant Co.	1,518	101,843
Toro Co.	2,772	164,186
Trinity Industries, Inc.	5,900	275,648
Valmont Industries, Inc.	1,056	142,486
WABCO Holdings, Inc.*	3,036	276,124
Wabtec Corp.	16,534	1,339,915
Woodward, Inc.	3,168	150,860
Xylem, Inc.	6,592	233,950

		19,460,562

Marine (0.0%)
Kirby Corp.*	2,776	327,152

Professional Services (0.4%)
Advisory Board Co.*	1,716	79,948
Corporate Executive Board Co.	2,100	126,147
Dun & Bradstreet Corp.	1,404	164,928
Equifax, Inc.	5,016	374,896
Exponent, Inc.	1,188	84,205
Huron Consulting Group, Inc.*	1,834	111,819
IHS, Inc., Class A*	3,326	416,382
Insperity, Inc.	1,716	46,915
Nielsen N.V	41,238	1,828,081
Robert Half International, Inc.	8,719	427,231
Verisk Analytics, Inc., Class A*	16,868	1,027,093
WageWorks, Inc.*	2,500	113,825

		4,801,470

Road & Rail (1.6%)
AMERCO	326	85,376
Avis Budget Group, Inc.*	4,374	240,089
Canadian Pacific Railway Ltd.	31,723	6,581,571
Celadon Group, Inc.	122	2,373
CSX Corp.	58,358	1,870,957
Genesee & Wyoming, Inc., Class A*	1,848	176,133
Hertz Global Holdings, Inc.*	22,111	561,398
J.B. Hunt Transport Services, Inc.	13,897	1,029,073
Kansas City Southern	10,484	1,270,660
Landstar System, Inc.	2,178	157,230
Norfolk Southern Corp.	2,508	279,893
Old Dominion Freight Line, Inc.*	3,139	221,739
Swift Transportation Co.*	6,300	132,174
Union Pacific Corp.	44,664	4,842,471

		17,451,137

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	2,297	58,528
Fastenal Co.	15,052	675,835
Kaman Corp.	1,385	54,430
MRC Global, Inc.*	6,200	144,584
MSC Industrial Direct Co., Inc., Class A	2,442	208,693
NOW, Inc.*	5,890	179,115
United Rentals, Inc.*	4,356	483,952
Veritiv Corp.*	63	3,154
W.W. Grainger, Inc.	2,707	681,216
Watsco, Inc.	1,600	137,888

		2,627,395

Total Industrials		116,123,649

Information Technology (27.2%)
Communications Equipment (1.5%)
ADTRAN, Inc.	2,904	59,619
ARRIS Group, Inc.*	23,664	670,993
Ciena Corp.*	8,772	146,668
CommScope Holding Co., Inc.*	7,300	174,543
F5 Networks, Inc.*	4,488	532,905
Harris Corp.	2,223	147,607
Infinera Corp.*	6,798	72,534
InterDigital, Inc.	2,046	81,472
Ixia*	1,386	12,668
Juniper Networks, Inc.	6,072	134,495
Motorola Solutions, Inc.	2,497	158,010
Palo Alto Networks, Inc.*	63,700	6,248,970
QUALCOMM, Inc.	100,757	7,533,601
Riverbed Technology, Inc.*	7,376	136,788
ShoreTel, Inc.*	1,980	13,167
Ubiquiti Networks, Inc.*	2,900	108,837
ViaSat, Inc.*	1,558	85,877

		16,318,754

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	7,497	748,650
Anixter International, Inc.	1,716	145,585
Avnet, Inc.	3,700	153,550
Badger Meter, Inc.	1,188	59,935
Belden, Inc.	2,200	140,844
Cognex Corp.*	3,802	153,107
Corning, Inc.	15,000	290,100
Daktronics, Inc.	1,782	21,901
Dolby Laboratories, Inc., Class A*	11,549	482,633
DTS, Inc.*	924	23,331
FARO Technologies, Inc.*	924	46,893
FEI Co.	2,710	204,388
FLIR Systems, Inc.	4,405	138,053
IPG Photonics Corp.*	2,400	165,072
Maxwell Technologies, Inc.*	990	8,633
MTS Systems Corp.	330	22,526
National Instruments Corp.	4,290	132,690
OSI Systems, Inc.*	660	41,897
SYNNEX Corp.*	2,200	142,186
TE Connectivity Ltd.	37,873	2,093,998
Trimble Navigation Ltd.*	13,595	414,647
Universal Display Corp.*	1,518	49,547
Zebra Technologies Corp., Class A*	2,500	177,425

		5,857,591

Internet Software & Services (7.8%)
Akamai Technologies, Inc.*	17,059	1,020,128
Alibaba Group Holding Ltd. (ADR)*	68,754	6,108,793
Baidu, Inc. (ADR)*	8,286	1,808,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
comScore, Inc.*	990	$36,046
Constant Contact, Inc.*	1,914	51,946
Cornerstone OnDemand, Inc.*	2,640	90,842
CoStar Group, Inc.*	1,642	255,397
Dealertrack Technologies, Inc.*	3,102	134,658
Demandware, Inc.*	2,100	106,932
eBay, Inc.*	61,815	3,500,583
Equinix, Inc.*	2,481	527,163
Facebook, Inc., Class A*	375,709	29,696,039
Google, Inc., Class A*	29,614	17,425,174
Google, Inc., Class C*	23,345	13,478,469
GrubHub, Inc.*	100	3,424
j2 Global, Inc.	3,234	159,630
LinkedIn Corp., Class A*	27,669	5,749,341
LivePerson, Inc.*	3,630	45,702
Move, Inc.*	3,168	66,401
NIC, Inc.	4,092	70,464
Pandora Media, Inc.*	7,787	188,134
Rackspace Hosting, Inc.*	3,894	126,750
Stamps.com, Inc.*	726	23,058
Twitter, Inc.*	23,600	1,217,288
VeriSign, Inc.*	6,732	371,068
XO Group, Inc.*	1,518	17,017
Yelp, Inc.*	12,300	839,475
Zillow, Inc., Class A*	28,100	3,259,319
Zix Corp.*	6,336	21,669

		86,399,164

IT Services (4.0%)
Accenture plc, Class A	32,144	2,613,950
Alliance Data Systems Corp.*	2,465	611,986
Automatic Data Processing, Inc.	24,287	2,017,764
Booz Allen Hamilton Holding Corp.	6,864	160,618
Broadridge Financial Solutions, Inc.	8,559	356,311
Cardtronics, Inc.*	660	23,232
Cass Information Systems, Inc.	399	16,519
Cognizant Technology Solutions Corp., Class A*	30,134	1,349,099
Computer Sciences Corp.	2,500	152,875
CSG Systems International, Inc.	990	26,017
DST Systems, Inc.	1,600	134,272
ExlService Holdings, Inc.*	792	19,333
Fidelity National Information Services, Inc.	2,706	152,348
Fiserv, Inc.*	13,300	859,645
FleetCor Technologies, Inc.*	4,106	583,545
Forrester Research, Inc.	858	31,626
Gartner, Inc.*	4,732	347,660
Genpact Ltd.*	6,534	106,635
Global Payments, Inc.	4,620	322,846
Hackett Group, Inc.	2,178	12,981
Heartland Payment Systems, Inc.	3,102	148,027
iGATE Corp.*	1,188	43,623
International Business Machines Corp.	53,059	10,072,190
Jack Henry & Associates, Inc.	3,828	213,066
Lionbridge Technologies, Inc.*	6,204	27,918
MasterCard, Inc., Class A	49,560	3,663,475
MAXIMUS, Inc.	3,867	155,183
NeuStar, Inc., Class A*	2,904	72,106
Paychex, Inc.	13,973	617,607
Sabre Corp.	8,100	145,111
Sapient Corp.*	9,400	131,600
Syntel, Inc.*	1,848	162,513
Teradata Corp.*	8,240	345,421
Total System Services, Inc.	6,402	198,206
Vantiv, Inc., Class A*	26,500	818,850
VeriFone Systems, Inc.*	5,500	189,090
Virtusa Corp.*	330	11,735
Visa, Inc., Class A	77,654	16,569,034
Western Union Co.	31,387	503,447
WEX, Inc.*	1,782	196,590

		44,184,054

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	28,906	98,569
Altera Corp.	4,866	174,106
Amkor Technology, Inc.*	14,600	122,786
Analog Devices, Inc.	5,873	290,655
Applied Materials, Inc.	39,710	858,133
ASML Holding N.V.	39,103	3,864,158
Atmel Corp.*	22,504	181,832
Avago Technologies Ltd.	12,325	1,072,275
Broadcom Corp., Class A	72,593	2,934,209
Cabot Microelectronics Corp.*	140	5,803
Cree, Inc.*	51,560	2,111,382
Cypress Semiconductor Corp.*	8,843	87,325
Exar Corp.*	198	1,772
Freescale Semiconductor Ltd.*	6,900	134,757
GT Advanced Technologies, Inc.*	9,622	104,206
Intel Corp.	55,631	1,937,071
KLA-Tencor Corp.	7,500	590,850
Lam Research Corp.	23,710	1,771,137
Linear Technology Corp.	12,633	560,779
Maxim Integrated Products, Inc.	12,860	388,886
Micrel, Inc.	282	3,392
Microchip Technology, Inc.	9,623	454,494
Micron Technology, Inc.*	46,300	1,586,238
Microsemi Corp.*	6,200	157,542
Monolithic Power Systems, Inc.	2,676	117,878
NVE Corp.*	264	17,039
NVIDIA Corp.	8,700	160,515
ON Semiconductor Corp.*	18,941	169,333
Power Integrations, Inc.	1,848	99,626
Rambus, Inc.*	5,940	74,131
RF Micro Devices, Inc.*	13,900	160,406
Semtech Corp.*	3,234	87,803
Silicon Laboratories, Inc.*	3,100	125,984
Skyworks Solutions, Inc.	9,895	574,405
SunPower Corp.*	4,900	166,012
Synaptics, Inc.*	1,800	131,760
Teradyne, Inc.	8,400	162,876
Texas Instruments, Inc.	52,081	2,483,743
TriQuint Semiconductor, Inc.*	8,300	158,281
Ultratech, Inc.*	1,254	28,529
Xilinx, Inc.	12,077	511,461

		24,722,139

Software (6.0%)
ACI Worldwide, Inc.*	8,100	151,956
Activision Blizzard, Inc.	16,100	334,719
Adobe Systems, Inc.*	24,570	1,699,998
Advent Software, Inc.	1,848	58,323
American Software, Inc., Class A	192	1,693
ANSYS, Inc.*	2,177	164,734
Aspen Technology, Inc.*	4,026	151,861
Autodesk, Inc.*	33,233	1,831,138
Blackbaud, Inc.	3,300	129,657
Bottomline Technologies de, Inc.*	1,727	47,648
Cadence Design Systems, Inc.*	12,605	216,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Citrix Systems, Inc.*	38,667	$2,758,504
CommVault Systems, Inc.*	2,046	103,118
Concur Technologies, Inc.*	1,914	242,733
Electronic Arts, Inc.*	10,295	366,605
Epiq Systems, Inc.	1,981	34,786
FactSet Research Systems, Inc.	2,376	288,755
FireEye, Inc.*	2,300	70,288
Fortinet, Inc.*	5,610	141,737
Guidewire Software, Inc.*	2,838	125,837
Informatica Corp.*	5,016	171,748
Interactive Intelligence Group, Inc.*	726	30,347
Intuit, Inc.	14,233	1,247,522
Manhattan Associates, Inc.*	5,280	176,458
Microsoft Corp.#	319,989	14,834,690
NetScout Systems, Inc.*	1,320	60,456
NetSuite, Inc.*	9,500	850,630
Nuance Communications, Inc.*	15,000	231,225
Oracle Corp.	161,984	6,200,748
Pegasystems, Inc.	2,508	47,928
PROS Holdings, Inc.*	660	16,632
PTC, Inc.*	8,843	326,307
Qlik Technologies, Inc.*	3,300	89,232
Red Hat, Inc.*	29,636	1,664,061
Salesforce.com, Inc.*	180,787	10,400,676
ServiceNow, Inc.*	114,146	6,709,502
SolarWinds, Inc.*	2,855	120,053
Solera Holdings, Inc.	3,923	221,100
Splunk, Inc.*	5,634	311,898
SS&C Technologies Holdings, Inc.*	3,564	156,424
Synchronoss Technologies, Inc.*	1,122	51,365
Tableau Software, Inc., Class A*	90,400	6,567,560
Take-Two Interactive Software, Inc.*	7,987	184,260
TIBCO Software, Inc.*	7,752	183,180
Tyler Technologies, Inc.*	2,046	180,866
Ultimate Software Group, Inc.*	1,254	177,454
VASCO Data Security International, Inc.*	1,452	27,269
Verint Systems, Inc.*	3,400	189,074
VMware, Inc., Class A*	4,016	376,861
Workday, Inc., Class A*	78,241	6,454,883

		67,181,431

Technology Hardware, Storage & Peripherals (5.2%)
3D Systems Corp.*	4,422	205,048
Apple, Inc.	394,418	39,737,614
Diebold, Inc.	4,000	141,280
Electronics for Imaging, Inc.*	3,500	154,595
EMC Corp.	68,555	2,005,919
Immersion Corp.*	792	6,796
NetApp, Inc.	5,871	252,218
SanDisk Corp.	65,795	6,444,620
Seagate Technology plc	61,279	3,509,448
Silicon Graphics International Corp.*	198	1,828
Stratasys Ltd.*	41,322	4,990,871

		57,450,237

Total Information Technology		302,113,370

Materials (3.9%)
Chemicals (3.4%)
Airgas, Inc.	3,168	350,539
Albemarle Corp.	2,342	137,944
Balchem Corp.	85	4,809
Calgon Carbon Corp.*	2,156	41,783
Celanese Corp.	28,733	1,681,455
Chemtura Corp.*	6,200	144,646
Cytec Industries, Inc.	3,200	151,328
Dow Chemical Co.	9,496	497,970
E.I. du Pont de Nemours & Co.	42,791	3,070,682
Eastman Chemical Co.	7,421	600,285
Ecolab, Inc.	26,814	3,079,052
FMC Corp.	6,621	378,655
H.B. Fuller Co.	3,400	134,980
Huntsman Corp.	7,000	181,930
International Flavors & Fragrances, Inc.	4,224	404,997
LyondellBasell Industries N.V., Class A	21,751	2,363,464
Monsanto Co.	85,217	9,587,765
NewMarket Corp.	462	176,031
OMNOVA Solutions, Inc.*	2,530	13,586
Platform Specialty Products Corp.*	5,800	145,116
PolyOne Corp.	4,686	166,728
PPG Industries, Inc.	16,327	3,212,174
Praxair, Inc.	14,793	1,908,297
Rayonier Advanced Materials, Inc.	1,914	62,990
RPM International, Inc.	5,478	250,783
Scotts Miracle-Gro Co., Class A	2,442	134,310
Sherwin-Williams Co.	34,663	7,590,850
Sigma-Aldrich Corp.	2,721	370,083
Valspar Corp.	4,290	338,867
W.R. Grace & Co.*	3,102	282,096
Westlake Chemical Corp.	2,400	207,816
Zep, Inc.	522	7,318

		37,679,329

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	220,054
Martin Marietta Materials, Inc.	3,306	426,276
Vulcan Materials Co.	13,700	825,151

		1,471,481

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,112	128,198
Ball Corp.	7,919	501,035
Crown Holdings, Inc.*	5,412	240,942
Graphic Packaging Holding Co.*	15,179	188,675
Owens-Illinois, Inc.*	5,610	146,141
Packaging Corp. of America	4,356	278,000
Sealed Air Corp.	8,645	301,538
Silgan Holdings, Inc.	1,008	47,376

		1,831,905

Metals & Mining (0.2%)
Compass Minerals International, Inc.	1,782	150,187
Freeport-McMoRan, Inc.	17,786	580,713
Nucor Corp.	19,997	1,085,437
Southern Copper Corp.	5,612	166,396
Tahoe Resources, Inc.*	7,500	152,250
U.S. Silica Holdings, Inc.	2,600	162,526
Worthington Industries, Inc.	3,900	145,158

		2,442,667

Paper & Forest Products (0.0%)
International Paper Co.	3,295	157,303
KapStone Paper and Packaging Corp.*	5,300	148,241

		305,544

Total Materials		43,730,926

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.1%)
Level 3 Communications, Inc.*	8,352	381,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
tw telecom, Inc.*	8,383	$348,817
Verizon Communications, Inc.	237,043	11,849,780
Windstream Holdings, Inc.	24,775	267,074

		12,847,608

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	6,666	739,259

Total Telecommunication Services		13,586,867

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,128	253,971

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,900	149,730

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	158,907

Total Utilities		562,608

Total Common Stocks (98.7%) (Cost $701,472,558)		1,094,994,916

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	579

Total Financials		579

Total Corporate Bonds		579

Total Long-Term Debt Securities (0.0%) (Cost $600)		579

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	2,442	269

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	22,047	48,503

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	594	—

Total Health Care		48,772

Total Rights (0.0%) (Cost $—)		48,772

Total Investments (98.7%) (Cost $701,473,158)		1,095,044,267
Other Assets Less Liabilities (1.3%)		14,657,214

Net Assets (100%)		$1,109,701,481

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,205,360.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	17	December-14	$1,383,505	$1,375,215	$(8,290)
S&P 500 E-Mini Index	16	December-14	1,585,446	1,572,400	(13,046)
S&P MidCap 400 E-Mini Index	8	December-14	1,123,454	1,092,320	(31,134)

					$(52,470)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$218,292,738	$333,336	$—		$218,626,074
Consumer Staples	60,258,503	—	—		60,258,503
Energy	68,676,336	—	—		68,676,336
Financials	46,322,239	—	—		46,322,239
Health Care	224,994,344	—	—		224,994,344
Industrials	116,123,649	—	—		116,123,649
Information Technology	302,113,370	—	—		302,113,370
Materials	43,730,926	—	—		43,730,926
Telecommunication Services	13,586,867	—	—		13,586,867
Utilities	562,608	—	—		562,608
Corporate Bonds
Financials	—	579	—		579
Rights
Health Care	48,772	—	—	(b)	48,772

Total Assets	$1,094,710,352	$333,915	$—		$1,095,044,267

Liabilities:
Futures	$(52,470)	$—	$—		$(52,470)

Total Liabilities	$(52,470)	$—	$—		$(52,470)

Total	$1,094,657,882	$333,915	$—		$1,094,991,797

(a)	A security with a market value of $679,717 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$488,649,409
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$487,715,147

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,592,956
Aggregate gross unrealized depreciation	(7,041,699)

Net unrealized appreciation	$387,551,257

Federal income tax cost of investments	$707,493,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.3%)
Asset-Backed Securities (2.3%)
American Homes 4 Rent,
Series 2014-SFR2 A
3.786%, 10/17/36§		$100,000	$100,138
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C
2.640%, 10/10/17		92,000	93,625
Auto ABS Compartiment,
Series 2012-2 A
2.800%, 4/27/25(m)	EUR	62,448	79,797
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.471%, 11/15/17(l)§		$14,861	14,852
Chesapeake Funding LLC,
Series 2012-1A B
1.756%, 11/7/23(l)§		220,000	221,953
Series 2012-1A C
2.156%, 11/7/23(l)§		200,000	201,610
EFS Volunteer LLC,
Series 2010-1 A1
1.084%, 10/26/26(l)§		262,968	264,764
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C
2.140%, 9/15/19		218,000	219,623
Series 2013-1 D
1.820%, 1/15/18		288,000	290,705
GSAA Home Equity Trust,
Series 2005-11 2A1
0.434%, 10/25/35(l)		323,405	296,674
Series 2006-5 2A1
0.225%, 3/25/36(l)		24,293	14,803
Hyundai Auto Receivables Trust,
Series 2012-A D
2.610%, 5/15/18		73,000	74,212
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.509%, 7/15/18(l)§		97,087	97,063
Mid-State Trust,
Series 4 A
8.330%, 4/1/30		23,666	24,167
Nelnet Student Loan Trust,
Series 2006-1 A6
0.685%, 8/23/36(l)§		100,000	93,937
Series 2008-3 A4
1.885%, 11/25/24(l)		125,000	129,444
Series 2014-2A A3
1.005%, 7/27/37(l)§		100,000	100,003
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.655%, 12/25/33(l)		40,951	39,747
Santander Drive Auto Receivables Trust,
Series 2012-AA B
1.210%, 10/16/17§		283,000	283,652
Series 2012-AA C
1.780%, 11/15/18§		490,000	493,370
Series 2013-2 B
1.330%, 3/15/18		363,000	364,042
Series 2013-4 B
2.160%, 1/15/20		134,000	136,086
Series 2014-2 B
1.620%, 2/15/19		150,000	149,925
Series 2014-2 C
2.330%, 11/15/19		150,000	149,706
Scholar Funding Trust,
Series 2011-A A
1.135%, 10/28/43(l)§		360,012	362,808
Series 2013-A A
0.802%, 1/30/45(l)§		349,711	349,274
SLM Private Credit Student Loan Trust,
Series 2002-A A2
0.784%, 12/16/30(l)		119,518	118,146
Series 2003-B A2
0.634%, 3/15/22(l)		165,997	164,885
Series 2004-B A2
0.434%, 6/15/21(l)		178,169	177,046
Series 2005-B A2
0.414%, 3/15/23(l)		414,527	411,292
Series 2006-A A4
0.424%, 12/15/23(l)		325,000	321,963
Series 2006-C A4
0.404%, 3/15/23(l)		97,627	96,536
SLM Private Education Loan Trust,
Series 2011-A A3
2.654%, 1/15/43(l)§		475,000	504,255
Series 2011-B A2
3.740%, 2/15/29§		130,000	136,458
Series 2011-B A3
2.404%, 6/16/42(l)§		200,000	214,526
Series 2011-C A2A
3.404%, 10/17/44(l)§		200,000	213,845
Series 2011-C A2B
4.540%, 10/17/44§		138,000	148,838
Series 2012-A A1
1.554%, 8/15/25(l)§		89,731	90,709
Series 2012-C A1
1.254%, 8/15/23(l)§		136,403	137,553
Series 2012-C A2
3.310%, 10/15/46§		330,000	343,726
Series 2012-E A1
0.904%, 10/16/23(l)§		98,119	98,391
Series 2012-E A2B
1.904%, 6/15/45(l)§		320,000	328,865
Series 2013-A A1
0.754%, 8/15/22(l)§		67,793	67,852
Series 2013-A A2A
1.770%, 5/17/27§		524,000	512,685
Series 2013-A A2B
1.204%, 5/17/27(l)§		355,000	357,089
Series 2013-B A1
0.804%, 7/15/22(l)§		188,261	188,563
Series 2013-B A2A
1.850%, 6/17/30§		405,000	397,537
Series 2013-C A2A
2.940%, 10/15/31§		185,000	189,121
Series 2013-C A2B
1.554%, 10/15/31(l)§		200,000	203,972
Series 2014-A A1
0.754%, 7/15/22(l)§		209,731	209,892
SLM Student Loan Trust,
Series 2008-5 A4
1.934%, 7/25/23(l)		250,000	261,347
Series 2008-9 A
1.734%, 4/25/23(l)		3,712,694	3,839,386
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(b)(l)§†		976	976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
World Financial Network Credit Card Master Trust,
Series 2010-A B
6.750%, 4/15/19		$123,000	$127,517
Series 2012-C A
2.230%, 8/15/22		268,000	268,448
Series 2012-D A
2.150%, 4/17/23		346,000	342,383

			15,119,782

Non-Agency CMO (5.0%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.315%, 2/25/47(l)		103,396	89,159
Series 2006-OA6 1A2
0.365%, 7/25/46(l)		63,753	53,750
Series 2007-OH1 A1D
0.365%, 4/25/47(l)		113,082	86,711
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.069%, 10/25/34(l)		40,392	39,658
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM
5.448%, 9/10/47		69,000	73,035
Series 2007-1 AMFX
5.482%, 1/15/49(l)		16,000	16,779
Series 2007-3 A1A
5.790%, 6/10/49(l)		183,256	198,881
Series 2007-3 A4
5.790%, 6/10/49(l)		334,000	363,275
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.679%, 6/24/50(l)§		756,394	811,913
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§		2,277,000	121,718
Series 2012-TFT A
2.892%, 6/5/30§		152,000	148,254
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17 A1A
5.650%, 6/11/50(l)		125,224	138,292
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35		1,364,112	1,365,506
Citigroup Commercial Mortgage Trust,
Series 2013-SM XA
0.898%, 1/12/30 IO(l)§		3,020,417	68,247
Series 2014-388G A
0.904%, 6/15/33(l)§		270,000	269,805
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1
2.500%, 10/25/35(l)		1,208,799	1,158,361
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA
6.316%, 11/15/44(l)		15,000	16,694
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3 AM
5.969%, 5/15/46(l)		110,000	119,311
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT A2
3.400%, 10/5/30§		228,000	222,052
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§		2,471,481	2,507,884
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§		100,000	105,855
Series 2013-CR6 XA
1.676%, 3/10/46 IO(l)		1,723,838	117,807
Series 2013-FL3 A
1.671%, 10/13/28(l)§		155,158	155,655
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
0.354%, 4/25/46(l)		122,514	98,562
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM
5.999%, 6/15/38(l)		105,000	112,134
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37		134,000	136,402
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2
6.173%, 2/15/41(l)		45,435	46,471
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		1,740,251	1,869,714
Series 2010-RR1 3A
5.990%, 6/10/49(l)§		1,740,251	1,865,380
Series 2010-RR2 2A
6.097%, 9/15/39(l)§		452,558	484,110
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		818,532	857,808
Series 2011-4R 5A1
2.594%, 5/27/36(l)§		575,814	548,818
Series 2011-4R 6A1
2.434%, 5/27/36(l)§		146,371	145,315
DBRR Trust,
Series 2011-C32 A3A
5.933%, 6/17/49(l)§		181,000	196,703
Series 2013-EZ3 A
1.636%, 12/18/49(l)§		101,460	101,983
EMF-NL B.V.,
Series 2008-2X A2
1.202%, 7/17/41(l)(m)	EUR	435,000	488,663
Extended Stay America Trust,
Series 2013-ESHL A27
2.958%, 12/5/31§		$121,000	121,313
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.504%, 11/15/31(l)		99,924	94,193
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM
5.867%, 12/10/49(l)		89,000	97,574
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§		2,248,000	2,460,544
Series 2013-KING XA
0.844%, 12/10/27 IO(l)§		1,261,283	40,893
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.660%, 9/25/35(l)		256,989	259,277
Series 2006-AR2 2A1
2.600%, 4/25/36(l)		180,291	169,844
Hercules Eclipse plc,
Series 2006-4 A
0.798%, 10/25/18(l)(m)	GBP	1,494,257	2,369,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Hilton USA Trust,
Series 2013-HLT X1FX
1.817%, 11/5/30 IO(l)§		$1,655,000	$6,150
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.425%, 10/25/35(l)		165,489	149,339
Impac CMB Trust,
Series 2003-8 2A1
1.055%, 10/25/33(l)		15,706	15,425
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18 A1A
5.431%, 6/12/47(l)		296,764	320,746
Series 2007-LD12 A1A
5.850%, 2/15/51(l)		267,413	295,596
Series 2008-C2 ASB
6.125%, 2/12/51(l)		108,522	114,651
Series 2014-DSTY A
3.429%, 6/10/27§		100,000	102,111
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.546%, 8/25/34(l)		141,334	140,230
Series 2007-A1 3A3
2.583%, 7/25/35(l)		164,767	164,771
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 AJ
5.205%, 4/15/30(l)		96,000	97,915
Series 2006-C4 AM
6.049%, 6/15/38(l)		87,000	93,398
Series 2006-C7 AM
5.378%, 11/15/38		83,000	88,209
Series 2007-C1 A4
5.424%, 2/15/40		1,430,249	1,541,875
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.832%, 12/25/32(l)		36,354	36,087
Series 2005-A10 A
0.365%, 2/25/36(l)		497,193	448,982
Series 2005-CKI1 AJ
5.462%, 11/12/37(l)		132,000	136,590
Series 2007-C1 A1A
6.028%, 6/12/50(l)		86,226	91,978
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 XA
1.861%, 2/15/46 IO(l)		657,224	60,559
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		1,704,236	1,785,493
Series 2007-HQ12 A2FX
5.773%, 4/12/49(l)		176,476	178,504
Series 2007-IQ13 AM
5.406%, 3/15/44		83,000	89,605
Series 2007-IQ14 A1A
5.665%, 4/15/49(l)		78,696	85,536
Series 2007-IQ14 A2FX
5.610%, 4/15/49		186,341	187,217
Series 2007-IQ15 AM
6.105%, 6/11/49(l)		85,000	92,651
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.991%, 8/12/45(l)§		567,598	617,294
Series 2011-IO C
(Zero Coupon), 3/23/51 PO§		100,000	94,750
Series 2012-IO AXB1
1.000%, 3/27/51§		14,268	14,211
Series 2012-IO AXB2
1.000%, 3/27/51§		100,000	99,075
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		2,357,000	2,600,047
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		838,150	907,250
Series 2010-RR4 CMLA
6.241%, 12/16/49(l)§		408,972	434,333
Sequoia Mortgage Trust,
Series 10 2A1
0.914%, 10/20/27(l)		7,905	7,395
Series 2003-4 2A1
0.504%, 7/20/33(l)		31,553	30,553
STRIPs Ltd.,
Series 2012-1A A
1.500%, 12/25/44§		151,227	149,715
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.492%, 11/25/34(l)		313,739	317,666
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.403%, 7/19/35(l)		120,923	110,171
Series 2006-AR3 12A1
0.375%, 5/25/36(l)		438,571	333,752
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.517%, 8/25/42(l)		18,509	18,226
Series 2003-AR1 A5
2.143%, 3/25/33(l)		158,187	158,019
Wells Fargo Resecuritization Trust,
Series 2012-IO A
1.750%, 8/20/21§		92,881	92,923
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA
1.952%, 12/15/45 IO(l)§		1,135,435	115,500
Series 2013-C12 XA
1.643%, 3/15/48 IO(l)§		1,798,990	150,328
Series 2013-C15 XA
0.783%, 8/15/46 IO(l)		1,149,096	41,641
Series 2014-LC14 XA
1.634%, 3/15/47 IO(l)		993,939	86,486

			33,516,970

Total Asset-Backed and Mortgage-Backed Securities			48,636,752

Corporate Bonds (27.8%)
Consumer Discretionary (1.4%)
Auto Components (0.2%)
Delphi Corp.
4.150%, 3/15/24		$40,000	40,850
Johnson Controls, Inc.
4.250%, 3/1/21		113,000	120,861
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK(m)	EUR	1,100,000	1,448,404

			1,610,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17	$55,000	$55,049
Hyatt Hotels Corp.
3.875%, 8/15/16	36,000	37,736
5.375%, 8/15/21	36,000	40,656
International Game Technology
5.500%, 6/15/20	36,000	38,029
Marriott International, Inc.
3.250%, 9/15/22	91,000	90,647
McDonald’s Corp.
5.800%, 10/15/17	91,000	102,481
3.500%, 7/15/20	58,000	61,196
3.625%, 5/20/21	36,000	38,113
MGM Resorts International
7.625%, 1/15/17	700,000	761,250
Starbucks Corp.
6.250%, 8/15/17	36,000	40,743
Wyndham Worldwide Corp.
2.500%, 3/1/18	73,000	73,913
Yum! Brands, Inc.
5.300%, 9/15/19	55,000	60,623

		1,400,436

Household Durables (0.1%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	73,000	78,243
NVR, Inc.
3.950%, 9/15/22	55,000	55,686
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	38,175
Whirlpool Corp.
4.850%, 6/15/21	36,000	39,486
4.000%, 3/1/24	60,000	60,130

		271,720

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	109,000	122,761
QVC, Inc.
4.375%, 3/15/23	36,000	35,958

		158,719

Leisure Products (0.0%)
Mattel, Inc.
3.150%, 3/15/23	36,000	35,077

Media (0.7%)
21st Century Fox America, Inc.
4.500%, 2/15/21	82,000	89,044
3.000%, 9/15/22	73,000	70,745
CBS Corp.
2.300%, 8/15/19	55,000	54,329
3.700%, 8/15/24	125,000	123,250
Comcast Corp.
6.500%, 1/15/15	351,000	357,026
5.900%, 3/15/16	109,000	117,209
6.500%, 1/15/17	109,000	121,984
5.700%, 5/15/18	109,000	123,732
3.125%, 7/15/22	91,000	91,277
3.600%, 3/1/24	45,000	46,362
Cox Communications, Inc.
5.500%, 10/1/15	55,000	57,554
8.375%, 3/1/39§	104,000	148,799
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500%, 3/1/16	109,000	112,829
5.875%, 10/1/19	73,000	83,687
5.200%, 3/15/20	47,000	52,568
4.600%, 2/15/21	250,000	270,503
5.000%, 3/1/21	73,000	80,612
Discovery Communications LLC
5.050%, 6/1/20	73,000	80,878
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	73,000	73,336
4.200%, 4/15/24	11,000	11,126
NBCUniversal Media LLC
5.150%, 4/30/20	109,000	123,890
4.375%, 4/1/21	109,000	118,539
4.450%, 1/15/43	64,000	64,560
Omnicom Group, Inc.
5.900%, 4/15/16	73,000	78,286
4.450%, 8/15/20	73,000	78,448
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	150,000	145,527
Thomson Reuters Corp.
4.700%, 10/15/19	55,000	60,259
Time Warner Cable, Inc.
5.850%, 5/1/17	273,000	302,707
8.750%, 2/14/19	42,000	52,888
5.000%, 2/1/20	73,000	81,014
4.000%, 9/1/21	91,000	95,962
6.550%, 5/1/37	216,000	272,739
Time Warner, Inc.
5.875%, 11/15/16	182,000	199,762
4.875%, 3/15/20	91,000	100,349
3.400%, 6/15/22	36,000	36,062
Viacom, Inc.
5.625%, 9/15/19	91,000	104,265
4.250%, 9/1/23	125,000	128,690
Walt Disney Co.
5.625%, 9/15/16	200,000	218,448
2.750%, 8/16/21	55,000	55,080
2.350%, 12/1/22	91,000	86,328
WPP Finance 2010
3.625%, 9/7/22	55,000	55,517

		4,626,170

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	36,000	37,283
Kohl’s Corp.
6.250%, 12/15/17	36,000	40,797
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	52,000	57,005
4.375%, 9/1/23	100,000	104,625
Nordstrom, Inc.
4.750%, 5/1/20	36,000	39,718
4.000%, 10/15/21	36,000	38,501
Target Corp.
6.000%, 1/15/18	146,000	166,690
2.900%, 1/15/22	55,000	54,480

		539,099

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	91,000	96,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Home Depot, Inc.
5.400%, 3/1/16	$182,000	$193,914
4.400%, 4/1/21	91,000	100,804
4.400%, 3/15/45	32,000	32,469
Lowe’s Cos., Inc.
2.125%, 4/15/16	73,000	74,239
4.625%, 4/15/20	109,000	122,013
5.000%, 9/15/43	30,000	32,878
4.250%, 9/15/44	25,000	24,403
O’Reilly Automotive, Inc.
4.625%, 9/15/21	36,000	39,087
TJX Cos., Inc.
6.950%, 4/15/19	53,000	63,520

		779,512

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	73,000	74,998
NIKE, Inc.
2.250%, 5/1/23	36,000	33,931

		108,929

Total Consumer Discretionary		9,529,777

Consumer Staples (1.6%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
3.700%, 2/1/24	125,000	125,238
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 2/15/16	73,000	75,018
1.375%, 7/15/17	175,000	174,760
7.750%, 1/15/19	91,000	109,963
5.375%, 1/15/20	91,000	102,716
2.500%, 7/15/22	182,000	171,990
Bottling Group LLC
5.500%, 4/1/16	73,000	78,110
Brown-Forman Corp.
2.500%, 1/15/16	55,000	56,114
Coca-Cola Co.
1.500%, 11/15/15	91,000	91,909
1.800%, 9/1/16	146,000	148,807
1.150%, 4/1/18	91,000	89,708
3.150%, 11/15/20	91,000	94,683
3.200%, 11/1/23	125,000	125,274
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	101,610
3.250%, 8/19/21	100,000	102,155
Diageo Capital plc
5.750%, 10/23/17	91,000	102,202
1.125%, 4/29/18	73,000	71,348
Diageo Finance B.V.
5.300%, 10/28/15	91,000	95,620
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	73,000	73,837
3.200%, 11/15/21	36,000	36,258
PepsiCo, Inc.
0.700%, 2/26/16	150,000	150,146
7.900%, 11/1/18	182,000	223,533
2.750%, 3/1/23	125,000	120,705

		2,521,704

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	55,000	60,772
1.700%, 12/15/19	91,000	88,950
CVS Health Corp.
4.750%, 5/18/20	128,000	141,755
4.000%, 12/5/23	100,000	104,078
3.375%, 8/12/24	150,000	147,631
5.300%, 12/5/43	26,000	29,167
Delhaize Group S.A.
4.125%, 4/10/19	36,000	37,839
Kroger Co.
6.400%, 8/15/17	91,000	102,901
2.300%, 1/15/19	100,000	100,084
Safeway, Inc.
5.000%, 8/15/19	146,000	146,283
Sysco Corp.
3.000%, 10/2/21	40,000	40,099
Walgreen Co.
1.800%, 9/15/17	55,000	55,161
5.250%, 1/15/19	36,000	40,001
3.100%, 9/15/22	73,000	70,508
Wal-Mart Stores, Inc.
0.600%, 4/11/16	100,000	99,984
5.800%, 2/15/18	182,000	207,738
3.250%, 10/25/20	73,000	76,058
2.550%, 4/11/23	109,000	104,542
3.300%, 4/22/24	75,000	75,871
4.000%, 4/11/43	118,000	114,673

		1,844,095

Food Products (0.6%)
ConAgra Foods, Inc.
5.819%, 6/15/17	73,000	80,842
1.900%, 1/25/18	46,000	45,633
3.200%, 1/25/23	73,000	70,105
General Mills, Inc.
0.875%, 1/29/16	29,000	29,060
5.650%, 2/15/19	91,000	103,353
HJ Heinz Co.
3.500%, 6/5/20	2,586,935	2,552,658
Hormel Foods Corp.
4.125%, 4/15/21	36,000	38,948
Ingredion, Inc.
3.200%, 11/1/15	36,000	36,814
4.625%, 11/1/20	36,000	38,412
J.M. Smucker Co.
3.500%, 10/15/21	73,000	75,407
Kellogg Co.
4.000%, 12/15/20	58,000	62,038
Kraft Foods Group, Inc.
3.500%, 6/6/22	182,000	184,420
McCormick & Co., Inc.
3.900%, 7/15/21	27,000	28,964
Mead Johnson Nutrition Co.
4.900%, 11/1/19	73,000	80,454
Mondelez International, Inc.
4.125%, 2/9/16	128,000	133,568
6.125%, 2/1/18	91,000	102,882
5.375%, 2/10/20	82,000	92,823
Tyson Foods, Inc.
4.500%, 6/15/22	182,000	193,020
Unilever Capital Corp.
4.800%, 2/15/19	109,000	121,428

		4,070,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	$91,000	$93,678
Energizer Holdings, Inc.
4.700%, 5/19/21	55,000	56,712
Kimberly-Clark Corp.
6.125%, 8/1/17	91,000	102,717
7.500%, 11/1/18	36,000	43,712
1.900%, 5/22/19	125,000	123,953
3.875%, 3/1/21	38,000	40,755
Procter & Gamble Co.
4.700%, 2/15/19	182,000	205,355

		666,882

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	91,000	88,827

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	80,000	102,889
4.750%, 5/5/21	91,000	99,165
2.850%, 8/9/22	91,000	87,111
4.000%, 1/31/24	87,000	89,004
Lorillard Tobacco Co.
3.500%, 8/4/16	40,000	41,514
6.875%, 5/1/20	91,000	106,471
Philip Morris International, Inc.
1.125%, 8/21/17	92,000	91,425
5.650%, 5/16/18	237,000	268,698
2.500%, 8/22/22	36,000	34,445
2.625%, 3/6/23	36,000	34,275
4.875%, 11/15/43	56,000	59,459
Reynolds American, Inc.
6.750%, 6/15/17	109,000	122,865
3.250%, 11/1/22	115,000	110,870
7.250%, 6/15/37	35,000	43,947
4.750%, 11/1/42	35,000	33,382
6.150%, 9/15/43	10,000	11,468

		1,336,988

Total Consumer Staples		10,529,325

Energy (2.8%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
4.500%, 6/1/21	55,000	58,940
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	43,493
Ensco plc
3.250%, 3/15/16	91,000	93,630
4.700%, 3/15/21	146,000	152,798
Halliburton Co.
6.150%, 9/15/19	91,000	106,414
3.500%, 8/1/23	100,000	101,076
Nabors Industries, Inc.
9.250%, 1/15/19	109,000	137,594
Rowan Cos., Inc.
7.875%, 8/1/19	47,000	56,770
Transocean, Inc.
4.950%, 11/15/15	91,000	94,498
6.000%, 3/15/18	99,000	106,482
6.500%, 11/15/20	123,000	130,677
6.800%, 3/15/38	94,000	90,701
Weatherford International Ltd.
5.500%, 2/15/16	109,000	115,153
5.950%, 4/15/42	73,000	78,623

		1,366,849

Oil, Gas & Consumable Fuels (2.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	146,000	159,221
8.700%, 3/15/19	109,000	137,428
3.450%, 7/15/24	49,000	48,154
4.500%, 7/15/44	42,000	40,390
Apache Corp.
5.625%, 1/15/17	73,000	79,958
3.250%, 4/15/22	53,000	52,872
6.000%, 1/15/37	67,000	79,373
4.750%, 4/15/43	30,000	29,953
Boardwalk Pipelines LP
5.750%, 9/15/19	73,000	79,784
BP Capital Markets plc
3.200%, 3/11/16	182,000	188,325
1.375%, 11/6/17	73,000	72,194
2.237%, 5/10/19	480,000	476,806
4.500%, 10/1/20	182,000	198,847
3.245%, 5/6/22	208,000	206,929
2.500%, 11/6/22	55,000	51,335
Buckeye Partners LP
4.875%, 2/1/21	73,000	78,187
Canadian Natural Resources Ltd.
5.700%, 5/15/17	146,000	161,407
Cenovus Energy, Inc.
5.700%, 10/15/19	73,000	83,593
Chevron Corp.
1.104%, 12/5/17	73,000	72,229
4.950%, 3/3/19	91,000	102,183
2.355%, 12/5/22	55,000	52,381
3.191%, 6/24/23	150,000	151,062
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22§	2,700,000	2,709,622
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	118,531
ConocoPhillips Co.
1.050%, 12/15/17	36,000	35,468
5.750%, 2/1/19	91,000	103,745
6.000%, 1/15/20	91,000	106,736
Continental Resources, Inc.
4.500%, 4/15/23	150,000	155,410
4.900%, 6/1/44	73,000	70,817
Devon Energy Corp.
2.400%, 7/15/16	55,000	56,164
4.000%, 7/15/21	73,000	77,312
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	91,000	97,009
Enable Midstream Partners LP
2.400%, 5/15/19§	50,000	49,346
Enbridge Energy Partners LP
9.875%, 3/1/19	91,000	117,894
EnCana Corp.
6.500%, 5/15/19	89,000	104,504
Energy Transfer Partners LP
9.000%, 4/15/19	109,000	136,112
5.200%, 2/1/22	109,000	116,390
Enterprise Products Operating LLC
3.200%, 2/1/16	146,000	150,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 1/31/20	$36,000	$40,522
3.350%, 3/15/23	128,000	125,932
EOG Resources, Inc.
5.625%, 6/1/19	36,000	41,025
2.450%, 4/1/20	157,000	155,775
4.100%, 2/1/21	91,000	98,304
EQT Corp.
8.125%, 6/1/19	73,000	89,419
Exxon Mobil Corp.
0.921%, 3/15/17	100,000	99,632
1.819%, 3/15/19	427,000	424,615
Hess Corp.
1.300%, 6/15/17	33,000	32,885
Husky Energy, Inc.
4.000%, 4/15/24	200,000	204,617
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	73,000	80,265
6.850%, 2/15/20	91,000	106,472
3.500%, 3/1/21	40,000	39,487
3.950%, 9/1/22	91,000	90,362
Magellan Midstream Partners LP
6.550%, 7/15/19	55,000	64,290
4.250%, 2/1/21	36,000	38,748
Marathon Oil Corp.
2.800%, 11/1/22	73,000	69,780
Marathon Petroleum Corp.
3.500%, 3/1/16	47,000	48,613
5.125%, 3/1/21	55,000	61,334
4.750%, 9/15/44	30,000	28,857
Murphy Oil Corp.
2.500%, 12/1/17	195,000	197,662
4.000%, 6/1/22	73,000	73,195
Nexen Energy ULC
6.200%, 7/30/19	36,000	41,506
5.875%, 3/10/35	7,000	8,043
6.400%, 5/15/37	76,000	92,216
Noble Energy, Inc.
8.250%, 3/1/19	85,000	104,907
4.150%, 12/15/21	91,000	96,245
6.000%, 3/1/41	113,000	129,871
5.250%, 11/15/43	117,000	123,089
Noble Holding International Ltd.
3.050%, 3/1/16	55,000	56,501
4.625%, 3/1/21	73,000	75,818
Occidental Petroleum Corp.
2.500%, 2/1/16	36,000	36,824
4.125%, 6/1/16	55,000	58,003
4.100%, 2/1/21	109,000	116,604
ONEOK Partners LP
3.250%, 2/1/16	36,000	36,998
8.625%, 3/1/19	36,000	45,088
3.375%, 10/1/22	36,000	35,094
Petrobras Global Finance B.V.
6.250%, 3/17/24	100,000	104,763
Petrobras International Finance Co.
3.875%, 1/27/16	273,000	279,416
3.500%, 2/6/17	91,000	92,366
7.875%, 3/15/19	128,000	146,259
5.750%, 1/20/20	173,000	182,044
5.375%, 1/27/21	273,000	276,999
Petroleos Mexicanos
8.000%, 5/3/19	182,000	220,675
6.000%, 3/5/20	226,000	255,896
3.500%, 1/30/23	82,000	78,663
Phillips 66
4.300%, 4/1/22	146,000	154,886
Pioneer Natural Resources Co.
6.875%, 5/1/18	55,000	63,492
3.950%, 7/15/22	73,000	74,215
Plains All American Pipeline LP/Plains All American Finance Corp.
8.750%, 5/1/19	36,000	45,462
5.000%, 2/1/21	36,000	39,859
Plains Exploration & Production Co.
6.875%, 2/15/23	71,000	80,177
Sinopec Group Overseas Development Ltd.
3.900%, 5/17/22§	2,000,000	1,997,731
4.375%, 4/10/24(m)	500,000	516,447
Southwestern Energy Co.
7.500%, 2/1/18	73,000	85,314
4.100%, 3/15/22	181,000	185,807
Spectra Energy Capital LLC
6.200%, 4/15/18	73,000	82,532
8.000%, 10/1/19	36,000	44,792
Spectra Energy Partners LP
4.750%, 3/15/24	100,000	107,383
Statoil ASA
1.200%, 1/17/18	36,000	35,522
1.950%, 11/8/18	150,000	149,782
5.250%, 4/15/19	91,000	102,742
2.900%, 11/8/20	315,000	320,474
Talisman Energy, Inc.
7.750%, 6/1/19	73,000	88,857
Total Capital International S.A.
1.000%, 8/12/16	125,000	125,537
2.750%, 6/19/21	68,000	67,844
2.875%, 2/17/22	91,000	90,774
Total Capital S.A.
2.125%, 8/10/18	100,000	101,126
4.450%, 6/24/20	36,000	39,597
4.125%, 1/28/21	73,000	79,117
TransCanada PipeLines Ltd.
7.125%, 1/15/19	146,000	177,047
2.500%, 8/1/22	64,000	60,701
6.350%, 5/15/67(l)	36,000	36,900
Valero Energy Corp.
6.125%, 2/1/20	133,000	153,384
Western Gas Partners LP
5.375%, 6/1/21	155,000	172,686
Williams Cos., Inc.
3.700%, 1/15/23	55,000	51,842
4.550%, 6/24/24	50,000	49,306
Williams Partners LP
4.000%, 11/15/21	36,000	36,877
4.500%, 11/15/23	100,000	103,594
4.300%, 3/4/24	100,000	101,990
XTO Energy, Inc.
6.250%, 8/1/17	73,000	82,967

		17,420,645

Total Energy		18,787,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (13.6%)
Banks (6.5%)
Australia & New Zealand Banking Group Ltd./New York
1.450%, 5/15/18		$250,000	$245,874
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		18,000	18,156
3.875%, 10/10/22		300,000	274,965
Banco Santander S.A./Chile
1.834%, 1/19/16(l)§		2,755,000	2,782,429
Bank of America Corp.
1.500%, 10/9/15		109,000	109,762
6.500%, 8/1/16		365,000	399,023
5.625%, 10/14/16		182,000	197,870
5.750%, 12/1/17		440,000	489,961
2.000%, 1/11/18		767,000	762,938
6.875%, 4/25/18		364,000	419,808
5.650%, 5/1/18		930,000	1,035,680
2.600%, 1/15/19		377,000	376,361
2.650%, 4/1/19		205,000	204,568
7.625%, 6/1/19		1,670,000	2,018,006
5.625%, 7/1/20		365,000	412,558
5.000%, 5/13/21		182,000	199,796
3.300%, 1/11/23		200,000	195,287
4.125%, 1/22/24		125,000	127,540
4.000%, 4/1/24		100,000	101,152
4.200%, 8/26/24		115,000	114,051
4.875%, 4/1/44		25,000	25,801
Bank of America N.A.
0.514%, 6/15/16(l)		616,000	613,180
1.125%, 11/14/16		250,000	249,149
5.300%, 3/15/17		182,000	197,158
0.534%, 6/15/17(l)		400,000	397,195
Bank of Montreal
0.800%, 11/6/15		55,000	55,093
1.300%, 7/14/17		100,000	99,783
1.400%, 9/11/17		109,000	108,865
2.550%, 11/6/22		55,000	52,891
Bank of Nova Scotia
0.750%, 10/9/15		91,000	91,175
0.950%, 3/15/16		146,000	146,360
1.375%, 7/15/16		91,000	91,839
1.100%, 12/13/16		150,000	150,071
1.300%, 7/21/17		294,000	293,280
2.800%, 7/21/21		246,000	242,235
Barclays Bank plc
5.000%, 9/22/16		146,000	156,568
5.140%, 10/14/20		182,000	195,515
BB&T Corp.
3.200%, 3/15/16		146,000	150,969
1.450%, 1/12/18		55,000	54,584
5.250%, 11/1/19		109,000	122,267
BBVA Senior Finance S.A.U.
4.664%, 10/9/15		200,000	207,354
BNP Paribas S.A.
1.375%, 3/17/17		250,000	249,225
5.000%, 1/15/21		182,000	201,924
3.250%, 3/3/23		91,000	89,552
Canadian Imperial Bank of Commerce
2.350%, 12/11/15		73,000	74,501
1.350%, 7/18/16		73,000	73,580
Capital One Bank USA N.A.
8.800%, 7/15/19		63,000	79,974
CIT Group, Inc.
5.500%, 2/15/19§		2,400,000	2,511,120
Citigroup, Inc.
5.500%, 10/15/14		24,000	24,044
3.953%, 6/15/16		182,000	190,991
4.450%, 1/10/17		63,000	67,085
5.500%, 2/15/17		91,000	98,601
6.000%, 8/15/17		156,000	174,051
6.125%, 5/15/18		364,000	410,987
2.500%, 9/26/18		219,000	220,432
2.550%, 4/8/19		192,000	191,533
8.500%, 5/22/19		364,000	455,570
2.500%, 7/29/19		120,000	118,824
3.375%, 3/1/23		100,000	98,382
3.875%, 10/25/23		150,000	152,013
3.750%, 6/16/24		150,000	149,657
4.000%, 8/5/24		100,000	97,920
5.300%, 5/6/44		55,000	57,639
Comerica, Inc.
2.125%, 5/23/19		100,000	99,260
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		182,000	183,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1.700%, 3/19/18		250,000	249,481
3.875%, 2/8/22		182,000	190,936
DNB Bank ASA
3.200%, 4/3/17§		1,559,000	1,627,504
Fifth Third Bancorp
3.625%, 1/25/16		91,000	94,221
5.450%, 1/15/17		91,000	98,758
First Horizon National Corp.
5.375%, 12/15/15		36,000	37,742
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 5/11/16§		417,000	428,424
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	200,060
HSBC Holdings plc
4.000%, 3/30/22		182,000	191,647
6.500%, 5/2/36		100,000	122,851
6.375%, 12/31/49(l)		200,000	199,000
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,768
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	208,405
JPMorgan Chase & Co.
4.750%, 3/1/15		160,000	162,885
3.150%, 7/5/16		175,000	181,327
1.350%, 2/15/17		505,000	503,893
2.000%, 8/15/17		91,000	91,772
6.000%, 1/15/18		546,000	613,451
6.300%, 4/23/19		182,000	211,083
4.400%, 7/22/20		364,000	392,375
4.625%, 5/10/21		182,000	197,326
3.250%, 9/23/22		128,000	126,073
3.200%, 1/25/23		149,000	145,544
3.875%, 9/10/24		240,000	235,414
4.850%, 2/1/44		63,000	66,115
JPMorgan Chase Bank N.A.
0.767%, 5/31/17(l)	EUR	1,400,000	1,763,851
6.000%, 10/1/17		$2,249,000	2,514,807
4.375%, 11/30/21(l)(m)	EUR	150,000	199,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
KfW
1.250%, 10/26/15		$273,000	$275,780
2.625%, 2/16/16		214,000	220,455
0.500%, 4/19/16		219,000	219,062
0.500%, 7/15/16		250,000	249,647
4.875%, 1/17/17		482,000	525,573
1.250%, 2/15/17		182,000	183,531
0.750%, 3/17/17		150,000	149,352
0.875%, 9/5/17		73,000	72,158
4.500%, 7/16/18		182,000	201,728
4.875%, 6/17/19		182,000	206,953
4.000%, 1/27/20		182,000	200,184
2.750%, 9/8/20		114,000	117,646
2.750%, 10/1/20		200,000	206,731
6.250%, 5/19/21	AUD	2,248,000	2,246,805
2.625%, 1/25/22		$182,000	185,093
2.125%, 1/17/23		237,000	230,346
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		364,000	373,708
1.375%, 10/23/19		21,000	20,387
Manufacturers & Traders Trust Co.
1.400%, 7/25/17		250,000	249,202
MUFG Americas Holdings Corp.
3.500%, 6/18/22		91,000	92,383
National Australia Bank Ltd./New York
2.750%, 3/9/17		50,000	51,766
3.000%, 1/20/23		250,000	244,604
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		182,000	192,848
1.625%, 3/12/19		100,000	99,460
PNC Bank N.A.
4.875%, 9/21/17		50,000	54,685
2.200%, 1/28/19		250,000	249,095
PNC Financial Services Group, Inc.
3.900%, 4/29/24		150,000	149,432
PNC Funding Corp.
5.625%, 2/1/17		109,000	118,812
5.125%, 2/8/20		36,000	40,576
4.375%, 8/11/20		36,000	39,292
Royal Bank of Canada
0.800%, 10/30/15		73,000	73,162
2.625%, 12/15/15		128,000	130,975
2.300%, 7/20/16		73,000	74,824
1.500%, 1/16/18		91,000	90,461
Royal Bank of Scotland Group plc
5.050%, 1/8/15		761,000	768,077
6.400%, 10/21/19		100,000	115,624
Royal Bank of Scotland plc
5.625%, 8/24/20		91,000	102,850
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16		36,000	37,869
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16		250,000	252,155
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	107,149
2.750%, 5/1/23		200,000	190,032
Svenska Handelsbanken AB
3.125%, 7/12/16		250,000	259,753
Toronto-Dominion Bank
2.500%, 7/14/16		128,000	131,757
2.375%, 10/19/16		73,000	75,050
1.125%, 5/2/17		100,000	99,384
U.S. Bancorp/Minnesota
1.950%, 11/15/18		100,000	99,766
2.950%, 7/15/22		91,000	88,176
3.700%, 1/30/24		150,000	153,066
Wachovia Corp.
5.625%, 10/15/16		91,000	98,727
5.750%, 2/1/18		73,000	82,337
Wells Fargo & Co.
1.500%, 7/1/15		90,000	90,738
3.676%, 6/15/16(e)		150,000	156,681
5.625%, 12/11/17		182,000	203,751
1.500%, 1/16/18		109,000	108,251
2.150%, 1/15/19		47,000	46,906
2.125%, 4/22/19		49,000	48,461
4.600%, 4/1/21		150,000	164,368
3.500%, 3/8/22		273,000	278,793
3.450%, 2/13/23		109,000	106,979
4.100%, 6/3/26		98,000	97,651
5.375%, 11/2/43		132,000	144,698
Westpac Banking Corp.
0.950%, 1/12/16		109,000	109,411
2.000%, 8/14/17		73,000	74,055
4.875%, 11/19/19		109,000	121,462

			43,573,264

Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		100,000	102,983
Ameriprise Financial, Inc.
5.650%, 11/15/15		28,000	29,457
7.300%, 6/28/19		33,000	40,054
5.300%, 3/15/20		36,000	40,652
Banco Espirito Santo S.A./London
5.000%, 4/23/19	EUR	100,000	115,569
5.000%, 5/23/19		600,000	693,415
Bank of New York Mellon Corp.
2.300%, 7/28/16		$150,000	153,869
2.100%, 1/15/19		114,000	113,441
5.450%, 5/15/19		73,000	83,085
4.150%, 2/1/21		73,000	78,856
3.550%, 9/23/21		36,000	37,376
3.650%, 2/4/24		100,000	101,643
BlackRock, Inc.
5.000%, 12/10/19		73,000	82,475
3.500%, 3/18/24		100,000	100,773
Charles Schwab Corp.
4.450%, 7/22/20		36,000	39,582
3.225%, 9/1/22		36,000	36,789
Credit Suisse AG/New York
1.375%, 5/26/17		250,000	248,229
4.375%, 8/5/20		146,000	157,598
3.625%, 9/9/24		250,000	246,740
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	102,929
6.000%, 9/1/17		182,000	203,593
4.296%, 5/24/28(l)		200,000	189,724
Eaton Vance Corp.
6.500%, 10/2/17		22,000	24,890
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,088,000	1,102,474
0.548%, 5/18/15(l)	EUR	50,000	63,230
5.350%, 1/15/16		$364,000	384,351
3.625%, 2/7/16		468,000	483,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 1/15/17	$109,000	$118,307
6.250%, 9/1/17	273,000	306,829
6.150%, 4/1/18	273,000	307,024
2.900%, 7/19/18	310,000	317,375
2.625%, 1/31/19	140,000	139,613
7.500%, 2/15/19	471,000	562,770
5.375%, 3/15/20	255,000	283,916
5.250%, 7/27/21	264,000	293,031
5.750%, 1/24/22	367,000	417,683
4.000%, 3/3/24	185,000	186,601
6.125%, 2/15/33	77,000	91,929
6.750%, 10/1/37	88,000	105,125
6.250%, 2/1/41	38,000	46,060
4.800%, 7/8/44	59,000	59,393
Jefferies Group LLC
8.500%, 7/15/19	109,000	134,728
5.125%, 1/20/23	18,000	19,118
Lazard Group LLC
4.250%, 11/14/20	125,000	130,775
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)*	5,000,000	1,025,000
0.000%, 12/30/16*	10,200,000	1,995,375
6.750%, 12/28/17(b)(h)*†	470,000	—
Macquarie Bank Ltd.
1.650%, 3/24/17§	83,000	83,171
Morgan Stanley
6.000%, 4/28/15	16,000	16,479
1.750%, 2/25/16	150,000	151,535
5.450%, 1/9/17	240,000	260,719
5.550%, 4/27/17	219,000	239,909
5.950%, 12/28/17	182,000	203,895
7.300%, 5/13/19	437,000	520,299
2.375%, 7/23/19	150,000	147,538
5.625%, 9/23/19	100,000	112,427
5.750%, 1/25/21	273,000	310,876
5.500%, 7/28/21	55,000	61,977
3.750%, 2/25/23	233,000	233,188
4.100%, 5/22/23	55,000	54,682
3.875%, 4/29/24	264,000	263,731
5.000%, 11/24/25	65,000	67,913
4.350%, 9/8/26	90,000	88,519
Nomura Holdings, Inc.
4.125%, 1/19/16	36,000	37,294
6.700%, 3/4/20	74,000	87,676
Northern Trust Corp.
3.450%, 11/4/20	73,000	76,650
Raymond James Financial, Inc.
4.250%, 4/15/16	36,000	37,670
8.600%, 8/15/19	36,000	44,879
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§	621,193	651,416
TD Ameritrade Holding Corp.
5.600%, 12/1/19	36,000	41,576
UBS AG/Connecticut
5.875%, 7/15/16	91,000	98,429
5.875%, 12/20/17	74,000	83,320
5.750%, 4/25/18	122,000	137,284
4.875%, 8/4/20	170,000	188,652

		15,899,798

Consumer Finance (2.4%)
Ally Financial, Inc.
8.300%, 2/12/15	718,000	729,667
3.125%, 1/15/16	300,000	300,750
5.500%, 2/15/17	400,000	416,500
3.250%, 9/29/17	1,000,000	992,500
8.000%, 3/15/20	1,000,000	1,163,800
American Express Centurion Bank
6.000%, 9/13/17	146,000	164,325
American Express Co.
6.150%, 8/28/17	363,000	408,811
7.000%, 3/19/18	2,339,000	2,724,233
8.125%, 5/20/19	91,000	113,512
American Express Credit Corp.
2.800%, 9/19/16	109,000	112,618
1.125%, 6/5/17	165,000	163,792
1.550%, 9/22/17	105,000	104,929
2.125%, 3/18/19	100,000	99,433
2.250%, 8/15/19	100,000	99,135
American Honda Finance Corp.
2.125%, 10/10/18	150,000	150,674
Capital One Financial Corp.
1.000%, 11/6/15	55,000	55,141
3.150%, 7/15/16	124,000	128,376
2.450%, 4/24/19	150,000	149,326
Caterpillar Financial Services Corp.
1.250%, 8/18/17	150,000	149,339
1.250%, 11/6/17	91,000	91,151
7.150%, 2/15/19	73,000	88,238
Discover Financial Services
6.450%, 6/12/17	73,000	81,782
5.200%, 4/27/22	55,000	60,033
3.850%, 11/21/22	315,000	316,770
Ford Motor Credit Co. LLC
3.875%, 1/15/15	181,000	182,730
3.984%, 6/15/16	91,000	95,133
8.000%, 12/15/16	182,000	207,029
3.000%, 6/12/17	273,000	281,764
1.724%, 12/6/17	315,000	312,062
2.375%, 1/16/18	3,009,000	3,035,533
5.875%, 8/2/21	182,000	209,600
4.375%, 8/6/23	200,000	209,194
HSBC USA, Inc.
1.625%, 1/16/18	146,000	145,068
John Deere Capital Corp.
2.800%, 9/18/17	182,000	189,330
1.300%, 3/12/18	55,000	54,368
3.150%, 10/15/21	109,000	111,792
3.350%, 6/12/24	115,000	115,754
Navient LLC
8.450%, 6/15/18	1,100,000	1,240,250
PACCAR Financial Corp.
0.700%, 11/16/15	55,000	55,127
Synchrony Financial
3.000%, 8/15/19	75,000	75,228
4.250%, 8/15/24	75,000	75,051
Toyota Motor Credit Corp.
2.800%, 1/11/16	146,000	150,213
2.000%, 9/15/16	109,000	111,222
1.250%, 10/5/17	73,000	72,404
2.750%, 5/17/21	287,000	287,629
3.400%, 9/15/21	109,000	113,345

		16,194,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (0.8%)
Bear Stearns Cos. LLC
5.300%, 10/30/15	$102,000	$106,996
Berkshire Hathaway, Inc.
1.550%, 2/9/18	55,000	54,857
3.000%, 2/11/23	150,000	148,849
Block Financial LLC
5.500%, 11/1/22	73,000	78,886
Boeing Capital Corp.
2.125%, 8/15/16	55,000	56,375
Delos Finance Sarl, Term Loan
3.500%, 2/27/21	1,300,000	1,284,157
General Electric Capital Corp.
1.000%, 12/11/15	91,000	91,378
1.000%, 1/8/16	91,000	91,449
2.950%, 5/9/16	109,000	112,719
1.500%, 7/12/16	100,000	101,021
5.400%, 2/15/17	294,000	321,946
1.600%, 11/20/17	55,000	55,100
6.000%, 8/7/19	396,000	462,095
5.300%, 2/11/21	109,000	122,955
4.650%, 10/17/21	182,000	200,196
3.150%, 9/7/22	109,000	108,212
3.100%, 1/9/23	150,000	148,690
6.875%, 1/10/39	33,000	44,619
NASDAQ OMX Group, Inc.
5.550%, 1/15/20	36,000	39,747
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	73,000	75,278
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	109,000	112,569
5.450%, 2/1/18	109,000	122,433
Private Export Funding Corp.
4.950%, 11/15/15	73,000	76,801
1.375%, 2/15/17	18,000	18,192
2.250%, 3/15/20	150,000	151,065
2.050%, 11/15/22	46,000	43,739
Sasol Financing International plc
4.500%, 11/14/22	50,000	50,750
Schlumberger Investment S.A.
3.650%, 12/1/23	38,000	39,239
Shell International Finance B.V.
0.900%, 11/15/16	100,000	99,899
4.300%, 9/22/19	73,000	79,956
4.375%, 3/25/20	36,000	39,620
2.375%, 8/21/22	73,000	69,912
3.400%, 8/12/23	150,000	152,560
4.550%, 8/12/43	57,000	60,620
Voya Financial, Inc.
5.500%, 7/15/22	36,000	40,320
Waha Aerospace B.V.
3.925%, 7/28/20§	322,800	337,326
XTRA Finance Corp.
5.150%, 4/1/17	36,000	39,154

		5,239,680

Insurance (0.9%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	36,000	36,792
5.900%, 6/15/19	36,000	41,489
Aflac, Inc.
8.500%, 5/15/19	55,000	69,598
Alleghany Corp.
5.625%, 9/15/20	36,000	39,814
Allstate Corp.
7.450%, 5/16/19	73,000	89,302
American Financial Group, Inc./Ohio
9.875%, 6/15/19	36,000	46,444
American International Group, Inc.
5.050%, 10/1/15	91,000	94,894
5.600%, 10/18/16	36,000	39,130
5.450%, 5/18/17	91,000	100,090
5.850%, 1/16/18	91,000	102,583
2.300%, 7/16/19	98,000	97,280
3.375%, 8/15/20	170,000	175,449
6.400%, 12/15/20	182,000	216,442
4.875%, 6/1/22	73,000	80,730
4.500%, 7/16/44	88,000	87,028
Aon Corp.
5.000%, 9/30/20	36,000	39,912
Axis Specialty Finance LLC
5.875%, 6/1/20	55,000	62,473
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	100,000	100,312
4.250%, 1/15/21	109,000	118,830
Chubb Corp.
5.750%, 5/15/18	36,000	40,782
6.375%, 3/29/67(l)	73,000	79,844
CNA Financial Corp.
5.875%, 8/15/20	109,000	124,114
Genworth Holdings, Inc.
8.625%, 12/15/16	73,000	83,826
7.700%, 6/15/20	91,000	109,334
7.200%, 2/15/21	105,000	124,177
7.625%, 9/24/21	230,000	279,301
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	73,000	82,412
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	36,000	41,542
Lincoln National Corp.
8.750%, 7/1/19	36,000	45,675
6.050%, 4/20/67(l)	109,000	110,907
Manulife Financial Corp.
3.400%, 9/17/15	325,000	333,818
Markel Corp.
7.125%, 9/30/19	36,000	42,865
5.350%, 6/1/21	36,000	40,054
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	75,000	74,544
4.800%, 7/15/21	36,000	39,351
MassMutual Global Funding II
2.350%, 4/9/19§	200,000	199,911
MetLife, Inc.
6.750%, 6/1/16	109,000	119,334
4.750%, 2/8/21	91,000	100,444
4.368%, 9/15/23	200,000	212,777
Metropolitan Life Global Funding I
1.300%, 4/10/17§	355,000	354,457
2.300%, 4/10/19§	150,000	149,231
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	73,000	74,681
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	36,000	36,987
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	36,000	40,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Financial Group, Inc.
8.875%, 5/15/19	$73,000	$92,723
Progressive Corp.
3.750%, 8/23/21	46,000	48,242
Protective Life Corp.
7.375%, 10/15/19	36,000	43,697
Prudential Financial, Inc.
4.750%, 9/17/15	315,000	327,627
6.000%, 12/1/17	173,000	190,850
5.375%, 6/21/20	175,000	198,015
3.500%, 5/15/24	100,000	98,323
5.875%, 9/15/42(l)	55,000	57,888
Reinsurance Group of America, Inc.
6.450%, 11/15/19	36,000	41,919
Torchmark Corp.
9.250%, 6/15/19	36,000	46,400
Travelers Cos., Inc.
5.500%, 12/1/15	55,000	57,948
5.800%, 5/15/18	91,000	103,206
Unum Group
5.625%, 9/15/20	36,000	40,850
XLIT Ltd.
2.300%, 12/15/18	55,000	54,620
5.250%, 12/15/43	36,000	39,661

		6,021,325

Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	50,000	49,538
American Tower Corp.
5.050%, 9/1/20	128,000	139,608
5.000%, 2/15/24	100,000	104,960
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	100,000	102,004
AvalonBay Communities, Inc.
5.700%, 3/15/17	55,000	60,685
4.200%, 12/15/23	100,000	105,468
Boston Properties LP
3.700%, 11/15/18	73,000	77,484
5.875%, 10/15/19	109,000	125,302
Brandywine Operating Partnership LP
4.950%, 4/15/18	36,000	38,722
Camden Property Trust
4.625%, 6/15/21	73,000	79,309
CubeSmart LP
4.375%, 12/15/23	50,000	51,558
DDR Corp.
4.625%, 7/15/22	55,000	58,221
Digital Realty Trust LP
3.625%, 10/1/22	55,000	52,761
Duke Realty LP
6.750%, 3/15/20	55,000	64,826
EPR Properties
7.750%, 7/15/20	36,000	43,320
Equity Commonwealth
6.650%, 1/15/18	36,000	39,621
ERP Operating LP
5.125%, 3/15/16	182,000	193,228
Essex Portfolio LP
3.875%, 5/1/24	50,000	50,119
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	35,293
HCP, Inc.
3.750%, 2/1/16	36,000	37,341
6.000%, 1/30/17	73,000	80,546
3.150%, 8/1/22	36,000	34,844
4.250%, 11/15/23	140,000	143,134
Health Care REIT, Inc.
4.700%, 9/15/17	73,000	79,115
6.125%, 4/15/20	53,000	61,428
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	36,000	39,838
Highwoods Realty LP
3.625%, 1/15/23	55,000	54,213
Hospitality Properties Trust
5.625%, 3/15/17	36,000	38,904
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	37,935
Kilroy Realty LP
5.000%, 11/3/15	36,000	37,552
Kimco Realty Corp.
6.875%, 10/1/19	36,000	42,841
3.200%, 5/1/21	50,000	49,900
Liberty Property LP
4.750%, 10/1/20	73,000	78,815
Mack-Cali Realty LP
7.750%, 8/15/19	36,000	42,534
National Retail Properties, Inc.
3.800%, 10/15/22	55,000	55,787
Prologis LP
4.250%, 8/15/23	100,000	103,271
Realty Income Corp.
5.750%, 1/15/21	91,000	103,894
Senior Housing Properties Trust
4.300%, 1/15/16	36,000	37,030
Simon Property Group LP
2.150%, 9/15/17	200,000	204,226
5.650%, 2/1/20	82,000	94,063
4.125%, 12/1/21	36,000	38,719
UDR, Inc.
4.250%, 6/1/18	73,000	78,019
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	36,000	36,920
2.000%, 2/15/18	55,000	55,130
4.250%, 3/1/22	40,000	41,823
3.250%, 8/15/22	36,000	34,925
Vornado Realty LP
5.000%, 1/15/22	91,000	99,556
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	36,013
Weingarten Realty Investors
3.375%, 10/15/22	109,000	107,502
Weyerhaeuser Co.
4.625%, 9/15/23	100,000	106,623

		3,564,468

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	36,000	37,650
1.650%, 9/29/17	50,000	49,896
4.000%, 3/13/24	100,000	101,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
BPCE S.A.
1.613%, 7/25/17	$250,000	$249,317

		438,314

Total Financials		90,931,510

Health Care (1.9%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17	109,000	121,340
6.150%, 6/1/18	11,000	12,571
3.450%, 10/1/20	109,000	112,570
3.625%, 5/15/22	91,000	92,451
3.625%, 5/22/24	287,000	285,250
5.650%, 6/15/42	68,000	77,313
Biogen Idec, Inc.
6.875%, 3/1/18	36,000	41,747
Celgene Corp.
2.300%, 8/15/18	86,000	86,387
2.250%, 5/15/19	100,000	99,503
Gilead Sciences, Inc.
4.500%, 4/1/21	109,000	119,175

		1,048,307

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.125%, 5/27/20	73,000	79,291
Baxter International, Inc.
0.950%, 6/1/16	100,000	99,997
5.900%, 9/1/16	73,000	79,633
4.250%, 3/15/20	36,000	38,554
2.400%, 8/15/22	36,000	34,009
Becton Dickinson and Co.
3.250%, 11/12/20	109,000	112,652
BioMed Realty LP
2.625%, 5/1/19	50,000	49,578
Boston Scientific Corp.
6.400%, 6/15/16	140,000	151,880
5.125%, 1/12/17	368,000	396,662
2.650%, 10/1/18	136,000	137,232
6.000%, 1/15/20	36,000	40,994
C.R. Bard, Inc.
2.875%, 1/15/16	36,000	36,924
CareFusion Corp.
1.450%, 5/15/17	55,000	54,736
3.300%, 3/1/23	36,000	34,959
Covidien International Finance S.A.
4.200%, 6/15/20	36,000	38,890
2.950%, 6/15/23	150,000	144,329
DENTSPLY International, Inc.
2.750%, 8/15/16	20,000	20,551
4.125%, 8/15/21	36,000	37,570
Medtronic, Inc.
1.375%, 4/1/18	36,000	35,396
4.450%, 3/15/20	109,000	119,664
St. Jude Medical, Inc.
3.250%, 4/15/23	55,000	54,431
Stryker Corp.
4.375%, 1/15/20	36,000	39,243
Zimmer Holdings, Inc.
4.625%, 11/30/19	55,000	60,070

		1,897,245

Health Care Providers & Services (0.8%)
Aetna, Inc.
3.950%, 9/1/20	128,000	136,066
AmerisourceBergen Corp.
1.150%, 5/15/17	276,000	274,106
4.875%, 11/15/19	55,000	61,306
Cardinal Health, Inc.
4.625%, 12/15/20	36,000	39,436
Cigna Corp.
5.125%, 6/15/20	78,000	87,032
4.375%, 12/15/20	36,000	38,973
Coventry Health Care, Inc.
5.450%, 6/15/21	56,000	64,610
Express Scripts Holding Co.
3.125%, 5/15/16	91,000	94,169
1.250%, 6/2/17	54,000	53,555
4.750%, 11/15/21	36,000	39,315
3.500%, 6/15/24	100,000	98,044
HCA, Inc., Term Loan
2.657%, 5/1/16	2,512,500	2,497,320
Humana, Inc.
7.200%, 6/15/18	55,000	64,808
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,292
4.625%, 11/15/20	91,000	97,086
3.750%, 8/23/22	20,000	20,217
McKesson Corp.
4.750%, 3/1/21	91,000	101,199
2.700%, 12/15/22	55,000	52,342
2.850%, 3/15/23	73,000	69,724
3.796%, 3/15/24	100,000	100,817
Medco Health Solutions, Inc.
7.125%, 3/15/18	91,000	105,966
4.125%, 9/15/20	91,000	96,822
Quest Diagnostics, Inc.
6.400%, 7/1/17	73,000	82,506
UnitedHealth Group, Inc.
6.000%, 2/15/18	91,000	103,348
4.700%, 2/15/21	146,000	162,909
3.375%, 11/15/21	90,000	93,034
2.875%, 3/15/23	55,000	53,593
WellPoint, Inc.
1.875%, 1/15/18	170,000	169,671
2.300%, 7/15/18	145,000	145,384
4.350%, 8/15/20	237,000	255,692
3.300%, 1/15/23	55,000	54,424
4.650%, 8/15/44	70,000	67,814

		5,405,580

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
6.500%, 11/1/17	36,000	41,028
Life Technologies Corp.
6.000%, 3/1/20	36,000	41,526
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	182,000	187,612
1.850%, 1/15/18	36,000	35,936
5.300%, 2/1/44	15,000	16,476

		322,578

Pharmaceuticals (0.6%)
AbbVie, Inc.
1.200%, 11/6/15	146,000	146,486
1.750%, 11/6/17	130,000	129,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.900%, 11/6/22	$146,000	$139,426
4.400%, 11/6/42	91,000	85,672
Actavis Funding SCS
1.300%, 6/15/17§	150,000	147,214
2.450%, 6/15/19§	136,000	132,282
3.850%, 6/15/24§	184,000	178,064
Actavis, Inc.
6.125%, 8/15/19	47,000	53,720
3.250%, 10/1/22	208,000	199,585
4.625%, 10/1/42	60,000	55,274
Allergan, Inc.
3.375%, 9/15/20	91,000	90,208
AstraZeneca plc
5.900%, 9/15/17	73,000	82,218
Bristol-Myers Squibb Co.
4.500%, 3/1/44	168,000	173,791
Eli Lilly & Co.
5.200%, 3/15/17	109,000	119,401
Forest Laboratories, Inc.
5.000%, 12/15/21§	88,000	94,614
GlaxoSmithKline Capital plc
2.850%, 5/8/22	91,000	89,028
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	73,000	82,629
2.800%, 3/18/23	73,000	70,356
Johnson & Johnson
5.550%, 8/15/17	109,000	122,571
2.950%, 9/1/20	73,000	75,746
Merck & Co., Inc.
6.000%, 9/15/17	73,000	82,659
1.300%, 5/18/18	61,000	60,170
3.875%, 1/15/21	73,000	78,140
2.400%, 9/15/22	55,000	52,502
2.800%, 5/18/23	125,000	121,685
Mylan, Inc.
1.350%, 11/29/16	100,000	99,884
Novartis Capital Corp.
4.400%, 4/24/20	71,000	78,462
2.400%, 9/21/22	36,000	34,658
Novartis Securities Investment Ltd.
5.125%, 2/10/19	128,000	143,897
Perrigo Co. plc
4.000%, 11/15/23§	200,000	203,752
Pfizer, Inc.
1.100%, 5/15/17	100,000	99,705
6.200%, 3/15/19	91,000	106,312
3.400%, 5/15/24	150,000	149,885
4.400%, 5/15/44	62,000	62,224
Sanofi S.A.
2.625%, 3/29/16	91,000	93,628
1.250%, 4/10/18	91,000	89,575
4.000%, 3/29/21	73,000	78,362
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	89,000	90,243
2.950%, 12/18/22	73,000	69,609
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	91,000	92,271
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	36,000	35,246
Wyeth LLC
5.500%, 2/15/16	82,000	87,401
Zoetis, Inc.
1.875%, 2/1/18	73,000	72,310

		4,350,396

Total Health Care		13,024,106

Industrials (1.6%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
2.250%, 11/15/22	125,000	118,099
Honeywell International, Inc.
5.300%, 3/1/18	28,000	31,373
4.250%, 3/1/21	91,000	99,995
L-3 Communications Corp.
3.950%, 11/15/16	36,000	37,843
4.950%, 2/15/21	146,000	158,428
Lockheed Martin Corp.
2.125%, 9/15/16	91,000	93,077
3.350%, 9/15/21	91,000	93,528
Precision Castparts Corp.
1.250%, 1/15/18	91,000	89,663
Raytheon Co.
4.400%, 2/15/20	146,000	159,787
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,249
Textron, Inc.
4.625%, 9/21/16	36,000	38,314
7.250%, 10/1/19	36,000	43,095
United Technologies Corp.
1.800%, 6/1/17	18,000	18,257
6.125%, 2/1/19	55,000	63,990
4.500%, 4/15/20	73,000	80,683
3.100%, 6/1/22	109,000	109,366
4.500%, 6/1/42	20,000	20,959

		1,276,706

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	44,353
2.700%, 4/15/23	36,000	34,325
4.900%, 1/15/34	71,000	76,834
5.100%, 1/15/44	47,000	50,481
United Parcel Service, Inc.
3.125%, 1/15/21	109,000	112,618

		318,611

Airlines (0.1%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	67,919	76,154
Series 2010-1 B
6.000%, 1/12/19	654,370	690,360
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	44,766	52,041
Series 2010-2 A
4.950%, 5/23/19	52,933	56,836
United Airlines, Inc.
Series 2009-2A
9.750%, 1/15/17	39,393	44,416

		919,807

Building Products (0.0%)
Owens Corning, Inc.
9.000%, 6/15/19	12,000	14,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	$91,000	$96,034
Cornell University
5.450%, 2/1/19	73,000	82,018
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	18,637
4.625%, 3/15/24	200,000	202,741
Republic Services, Inc.
5.500%, 9/15/19	54,000	61,421
5.250%, 11/15/21	73,000	82,718
Waste Management, Inc.
7.375%, 3/11/19	73,000	88,037
4.750%, 6/30/20	36,000	39,661
2.900%, 9/15/22	73,000	71,494

		742,761

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	46,000	46,230
2.875%, 5/8/22	73,000	72,015

		118,245

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	55,000	55,125
1.500%, 11/2/17	55,000	54,712
2.750%, 11/2/22	91,000	87,675
Emerson Electric Co.
4.875%, 10/15/19	91,000	101,476
Roper Industries, Inc.
1.850%, 11/15/17	36,000	36,025

		335,013

Industrial Conglomerates (0.2%)
3M Co.
1.375%, 9/29/16	36,000	36,551
1.625%, 6/15/19	100,000	98,338
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	36,000	40,464
Cooper U.S., Inc.
2.375%, 1/15/16	36,000	36,779
3.875%, 12/15/20	36,000	38,078
Danaher Corp.
5.400%, 3/1/19	36,000	40,916
3.900%, 6/23/21	55,000	59,225
General Electric Co.
0.850%, 10/9/15	55,000	55,208
5.250%, 12/6/17	182,000	201,979
2.700%, 10/9/22	128,000	124,546
4.500%, 3/11/44	74,000	76,590
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	254,000	306,923
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	42,200
Koninklijke Philips N.V.
5.750%, 3/11/18	73,000	82,433
Pentair Finance S.A.
5.000%, 5/15/21	55,000	60,551
Tyco Electronics Group S.A.
4.875%, 1/15/21	73,000	80,605

		1,381,386

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	182,000	182,668
3.400%, 5/15/24	70,000	70,435
4.750%, 5/15/64	32,000	33,190
Deere & Co.
2.600%, 6/8/22	182,000	176,837
Dover Corp.
5.450%, 3/15/18	36,000	40,225
Illinois Tool Works, Inc.
3.375%, 9/15/21	44,000	45,460
Joy Global, Inc.
5.125%, 10/15/21	58,000	63,037
Kennametal, Inc.
3.875%, 2/15/22	54,000	54,405
Pall Corp.
5.000%, 6/15/20	36,000	39,294
Snap-on, Inc.
4.250%, 1/15/18	36,000	38,777
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	35,116
Xylem, Inc.
3.550%, 9/20/16	91,000	95,209

		874,653

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	42,000	42,911
Equifax, Inc.
3.300%, 12/15/22	36,000	35,165
Verisk Analytics, Inc.
5.800%, 5/1/21	36,000	40,506

		118,582

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	182,000	202,296
3.000%, 3/15/23	53,000	51,632
3.750%, 4/1/24	23,000	23,457
3.400%, 9/1/24	100,000	98,642
Canadian National Railway Co.
5.550%, 3/1/19	128,000	145,763
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	43,528
CSX Corp.
6.250%, 3/15/18	109,000	124,929
3.700%, 10/30/20	36,000	38,014
Norfolk Southern Corp.
7.700%, 5/15/17	98,000	113,314
5.900%, 6/15/19	73,000	84,399
Ryder System, Inc.
3.600%, 3/1/16	73,000	75,712
2.500%, 3/1/18	46,000	46,765
2.450%, 9/3/19	109,000	108,156
Union Pacific Corp.
2.750%, 4/15/23	125,000	121,828
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	90,000	90,346

		1,368,781

Trading Companies & Distributors (0.5%)
Air Lease Corp.
5.625%, 4/1/17	200,000	216,258
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	197,669	209,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 5/30/23§	$2,392,462	$2,544,982
GATX Corp.
3.500%, 7/15/16	36,000	37,460
International Lease Finance Corp.
6.750%, 9/1/16§	150,000	160,500

		3,168,482

Total Industrials		10,637,367

Information Technology (1.0%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	100,000	111,848
2.125%, 3/1/19	259,000	259,026
3.625%, 3/4/24	150,000	153,979
Harris Corp.
6.375%, 6/15/19	31,000	36,033

		560,886

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
1.550%, 9/15/17	25,000	24,966
Arrow Electronics, Inc.
3.375%, 11/1/15	36,000	36,870
6.000%, 4/1/20	36,000	40,908
Avnet, Inc.
5.875%, 6/15/20	91,000	101,174
Corning, Inc.
1.450%, 11/15/17	55,000	54,822

		258,740

Internet Software & Services (0.1%)
Baidu, Inc.
2.750%, 6/9/19	200,000	199,040
eBay, Inc.
1.625%, 10/15/15	36,000	36,418
3.250%, 10/15/20	36,000	36,923
2.600%, 7/15/22	91,000	85,691
Google, Inc.
2.125%, 5/19/16	36,000	36,826
3.625%, 5/19/21	36,000	38,247

		433,145

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	73,000	78,100
Fidelity National Information Services, Inc.
1.450%, 6/5/17	30,000	29,889
2.000%, 4/15/18	21,000	20,855
Fiserv, Inc.
3.125%, 10/1/15	91,000	93,000
4.625%, 10/1/20	36,000	38,886
International Business Machines Corp.
0.450%, 5/6/16	150,000	149,356
5.700%, 9/14/17	273,000	305,990
7.625%, 10/15/18	91,000	110,429
1.875%, 8/1/22	91,000	83,454
3.625%, 2/12/24	163,000	166,810
Leidos Holdings, Inc.
4.450%, 12/1/20	73,000	74,243
MasterCard, Inc.
3.375%, 4/1/24	106,000	106,498
Western Union Co.
5.253%, 4/1/20	146,000	159,397
Xerox Corp.
6.350%, 5/15/18	109,000	124,677
3.800%, 5/15/24	100,000	98,395

		1,639,979

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
2.500%, 8/15/22	36,000	34,137
Intel Corp.
1.950%, 10/1/16	73,000	74,549
1.350%, 12/15/17	128,000	127,537
2.700%, 12/15/22	91,000	88,356
Texas Instruments, Inc.
2.375%, 5/16/16	91,000	93,481

		418,060

Software (0.2%)
Adobe Systems, Inc.
4.750%, 2/1/20	46,000	50,507
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,447
CA, Inc.
4.500%, 8/15/23	100,000	103,230
Microsoft Corp.
4.200%, 6/1/19	109,000	119,458
2.375%, 5/1/23	205,000	195,472
Oracle Corp.
5.250%, 1/15/16	91,000	96,383
1.200%, 10/15/17	128,000	127,003
5.750%, 4/15/18	219,000	248,350
2.800%, 7/8/21	271,000	269,416
2.500%, 10/15/22	146,000	139,476
4.300%, 7/8/34	62,000	62,492
Symantec Corp.
3.950%, 6/15/22	182,000	183,168

		1,630,402

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.050%, 5/5/17	200,000	199,525
1.000%, 5/3/18	182,000	177,245
2.100%, 5/6/19	323,000	323,101
2.850%, 5/6/21	104,000	104,129
2.400%, 5/3/23	273,000	258,487
EMC Corp.
1.875%, 6/1/18	91,000	90,422
2.650%, 6/1/20	73,000	72,514
3.375%, 6/1/23	36,000	35,184
Hewlett-Packard Co.
2.200%, 12/1/15	91,000	92,482
3.000%, 9/15/16	91,000	94,217
3.750%, 12/1/20	182,000	188,657
4.375%, 9/15/21	91,000	96,473
4.050%, 9/15/22	36,000	37,490
Lexmark International, Inc.
5.125%, 3/15/20	36,000	37,895
NetApp, Inc.
2.000%, 12/15/17	36,000	36,149
Seagate HDD Cayman
3.750%, 11/15/18§	150,000	153,000

		1,996,970

Total Information Technology		6,938,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.7%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	$36,000	$34,976
Air Products and Chemicals, Inc.
2.000%, 8/2/16	20,000	20,397
4.375%, 8/21/19	73,000	80,090
Cabot Corp.
5.000%, 10/1/16	36,000	38,513
Dow Chemical Co.
8.550%, 5/15/19	112,000	140,843
3.000%, 11/15/22	55,000	52,796
3.500%, 10/1/24	150,000	146,363
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	128,000	135,027
2.800%, 2/15/23	91,000	88,439
Eastman Chemical Co.
2.400%, 6/1/17	73,000	74,434
3.600%, 8/15/22	91,000	91,567
4.800%, 9/1/42	83,000	81,385
Ecolab, Inc.
1.450%, 12/8/17	55,000	54,848
4.350%, 12/8/21	91,000	98,357
Lubrizol Corp.
8.875%, 2/1/19	53,000	66,784
LYB International Finance B.V.
4.000%, 7/15/23	36,000	37,424
LyondellBasell Industries N.V.
5.750%, 4/15/24	200,000	231,566
Methanex Corp.
3.250%, 12/15/19	36,000	36,517
Monsanto Co.
5.125%, 4/15/18	36,000	40,063
2.125%, 7/15/19	100,000	99,545
2.200%, 7/15/22	18,000	16,935
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	55,000	60,840
PPG Industries, Inc.
1.900%, 1/15/16	36,000	36,485
6.650%, 3/15/18	55,000	63,411
3.600%, 11/15/20	55,000	57,005
Praxair, Inc.
4.500%, 8/15/19	73,000	80,463
2.200%, 8/15/22	36,000	34,002
2.700%, 2/21/23	36,000	35,054
RPM International, Inc.
6.125%, 10/15/19	36,000	41,019
Valspar Corp.
7.250%, 6/15/19	36,000	42,857

		2,118,005

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	91,000	99,492
5.750%, 1/15/21	91,000	104,546

		204,038

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	36,000	39,759
Bemis Co., Inc.
6.800%, 8/1/19	36,000	42,450
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,101
Rock-Tenn Co.
3.500%, 3/1/20	56,000	56,896

		176,206

Metals & Mining (0.3%)
Allegheny Technologies, Inc.
9.375%, 6/1/19	73,000	89,389
Barrick Gold Corp.
6.950%, 4/1/19	55,000	64,208
4.100%, 5/1/23	73,000	70,211
Barrick North America Finance LLC
4.400%, 5/30/21	91,000	91,873
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	182,000	214,900
2.875%, 2/24/22	109,000	108,500
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	91,000	93,701
Freeport-McMoRan, Inc.
2.375%, 3/15/18	55,000	55,036
3.100%, 3/15/20	36,000	35,738
3.550%, 3/1/22	128,000	124,773
3.875%, 3/15/23	100,000	98,644
Glencore Canada Corp.
5.500%, 6/15/17	82,000	89,610
Goldcorp, Inc.
2.125%, 3/15/18	36,000	35,948
3.625%, 6/9/21	35,000	35,411
Newmont Mining Corp.
5.125%, 10/1/19	36,000	38,995
3.500%, 3/15/22	88,000	81,128
Nucor Corp.
5.850%, 6/1/18	55,000	62,277
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	36,482
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	182,000	232,605
4.125%, 5/20/21	91,000	97,355
Rio Tinto Finance USA plc
2.250%, 12/14/18	91,000	91,191
2.875%, 8/21/22	91,000	87,801
Southern Copper Corp.
3.500%, 11/8/22	24,000	23,501
Teck Resources Ltd.
4.500%, 1/15/21	36,000	37,050
Vale Overseas Ltd.
6.250%, 1/11/16	91,000	96,513
4.625%, 9/15/20	128,000	134,714

		2,227,554

Paper & Forest Products (0.1%)
International Paper Co.
9.375%, 5/15/19	146,000	187,816
4.800%, 6/15/44	54,000	52,278

		240,094

Total Materials		4,965,897

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
0.800%, 12/1/15	73,000	73,074
2.400%, 8/15/16	91,000	93,136
1.700%, 6/1/17	109,000	109,701
1.400%, 12/1/17	109,000	108,057
5.500%, 2/1/18	182,000	203,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 5/15/21	$219,000	$237,361
2.625%, 12/1/22	55,000	51,962
British Telecommunications plc
5.950%, 1/15/18	91,000	102,686
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	85,415
Orange S.A.
2.750%, 2/6/19	50,000	50,615
5.375%, 7/8/19	73,000	82,063
4.125%, 9/14/21	36,000	37,955
Qwest Corp.
6.500%, 6/1/17	91,000	100,896
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	73,000	75,911
6.221%, 7/3/17	73,000	81,455
5.134%, 4/27/20	66,000	72,656
5.462%, 2/16/21	91,000	101,136
Verizon Communications, Inc.
1.764%, 9/15/16(l)	400,000	409,772
2.500%, 9/15/16	587,000	602,900
1.984%, 9/14/18(l)	100,000	105,021
3.650%, 9/14/18	550,000	579,317
2.550%, 6/17/19	100,000	100,013
2.625%, 2/21/20§	189,000	186,723
4.500%, 9/15/20	733,000	793,450
4.600%, 4/1/21	182,000	197,188
2.450%, 11/1/22	73,000	67,787
5.150%, 9/15/23	446,000	493,919
4.150%, 3/15/24	200,000	206,630
5.050%, 3/15/34	165,000	174,694
3.850%, 11/1/42	293,000	254,798
4.862%, 8/21/46§	55,000	55,334
5.012%, 8/21/54§	55,000	55,508

		5,950,351

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	436,000	445,317
5.625%, 11/15/17	36,000	40,105
5.000%, 3/30/20	1,486,000	1,626,145
Rogers Communications, Inc.
6.800%, 8/15/18	91,000	106,411
4.100%, 10/1/23	100,000	103,404
Vodafone Group plc
5.450%, 6/10/19	109,000	122,829
2.500%, 9/26/22	129,000	118,820
2.950%, 2/19/23	127,000	120,047

		2,683,078

Total Telecommunication Services		8,633,429

Utilities (1.9%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	35,982
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	55,000	58,196
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	93,000	115,603
5.950%, 12/15/36	48,000	55,055
Commonwealth Edison Co.
6.150%, 9/15/17	182,000	205,728
Detroit Edison Co.
5.600%, 6/15/18	36,000	40,862
2.650%, 6/15/22	91,000	88,921
Duke Energy Carolinas LLC
4.300%, 6/15/20	219,000	239,468
4.250%, 12/15/41	233,000	236,465
Duke Energy Corp.
2.150%, 11/15/16	146,000	148,938
5.050%, 9/15/19	36,000	40,340
3.750%, 4/15/24	20,000	20,475
Duke Energy Florida, Inc.
4.550%, 4/1/20	18,000	19,763
3.100%, 8/15/21	36,000	37,267
5.900%, 3/1/33	45,000	54,093
Duke Energy Progress, Inc.
5.300%, 1/15/19	91,000	102,371
Entergy Arkansas, Inc.
3.750%, 2/15/21	979,000	1,028,566
3.700%, 6/1/24	116,000	118,868
Entergy Texas, Inc.
7.125%, 2/1/19	91,000	108,203
Florida Power & Light Co.
5.550%, 11/1/17	36,000	40,267
Georgia Power Co.
3.000%, 4/15/16	189,000	195,595
5.400%, 6/1/18	109,000	122,481
Hydro-Quebec
7.500%, 4/1/16	109,000	119,025
2.000%, 6/30/16	73,000	74,588
Indiana Michigan Power Co.
7.000%, 3/15/19	91,000	109,391
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	439,108
ITC Holdings Corp.
3.650%, 6/15/24	25,000	24,976
Jersey Central Power & Light Co.
7.350%, 2/1/19	48,000	57,123
Kansas City Power & Light Co.
5.850%, 6/15/17	73,000	80,806
LG&E and KU Energy LLC
2.125%, 11/15/15	91,000	91,722
3.750%, 11/15/20	109,000	113,234
Nevada Power Co.
7.125%, 3/15/19	109,000	131,840
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	109,000	118,067
Northeast Utilities
4.500%, 11/15/19	36,000	39,146
Northern States Power Co.
5.250%, 3/1/18	55,000	61,460
NSTAR Electric Co.
2.375%, 10/15/22	91,000	87,008
Ohio Power Co.
6.050%, 5/1/18	36,000	41,278
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	73,000	85,648
Pacific Gas & Electric Co.
3.500%, 10/1/20	91,000	95,428
4.250%, 5/15/21	36,000	39,396
3.400%, 8/15/24	100,000	99,400
4.750%, 2/15/44	35,000	37,173
PacifiCorp
5.500%, 1/15/19	91,000	103,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 4/1/24	$235,000	$240,468
PECO Energy Co.
2.375%, 9/15/22	91,000	86,539
Portland General Electric Co.
6.100%, 4/15/19	36,000	41,893
Progress Energy, Inc.
5.625%, 1/15/16	73,000	77,444
4.875%, 12/1/19	12,000	13,398
Public Service Co. of Colorado
3.200%, 11/15/20	91,000	93,371
Public Service Co. of Oklahoma
4.400%, 2/1/21	146,000	159,219
Southern California Edison Co.
3.500%, 10/1/23	100,000	102,538
Southern Co.
1.950%, 9/1/16	40,000	40,745
Tampa Electric Co.
6.100%, 5/15/18	27,000	30,852
Virginia Electric & Power Co.
5.400%, 1/15/16	109,000	115,541
Wisconsin Electric Power Co.
2.950%, 9/15/21	91,000	92,089

		6,256,589

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	109,000	119,407
DCP Midstream Operating LP
3.875%, 3/15/23	36,000	35,979
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	73,000	82,875
Questar Corp.
2.750%, 2/1/16	31,000	31,747
Sabine Pass Liquefaction LLC
5.750%, 5/15/24§	2,500,000	2,537,500

		2,807,508

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	91,000	100,677
NRG Energy, Inc.
7.625%, 1/15/18	544,000	599,760
PSEG Power LLC
5.125%, 4/15/20	73,000	81,864
Tennessee Valley Authority
5.500%, 7/18/17	246,000	275,727
3.875%, 2/15/21	182,000	198,500
2.875%, 9/15/24	100,000	99,450
TransAlta Corp.
4.500%, 11/15/22	55,000	55,171

		1,411,149

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	91,000	93,744
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	40,654
3.750%, 11/15/23	100,000	102,110
6.500%, 9/15/37	210,000	273,591
CMS Energy Corp.
3.875%, 3/1/24	36,000	37,205
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	40,627
7.125%, 12/1/18	36,000	42,930
Consumers Energy Co.
6.700%, 9/15/19	91,000	108,785
3.375%, 8/15/23	175,000	177,460
Dominion Resources, Inc.
1.950%, 8/15/16	316,000	321,179
6.000%, 11/30/17	146,000	164,663
2.750%, 9/15/22	91,000	87,850
DTE Energy Co.
3.500%, 6/1/24	90,000	89,942
National Grid plc
6.300%, 8/1/16	36,000	39,398
NiSource Finance Corp.
6.400%, 3/15/18	73,000	83,348
PG&E Corp.
2.400%, 3/1/19	50,000	50,308
Sempra Energy
9.800%, 2/15/19	128,000	166,923
2.875%, 10/1/22	64,000	62,629
TECO Finance, Inc.
5.150%, 3/15/20	36,000	40,116

		2,023,462

Total Utilities		12,498,708

Total Corporate Bonds		186,475,795

Government Securities (65.3%)
Agency ABS (0.4%)
Small Business Administration
Series 2008-P10B1
5.944% 8/10/18	$370,977	405,293
Small Business Administration Participation Certificates
Series 2004-20A1
4.930% 1/1/24	67,064	71,782
Series 2004-20C1
4.340% 3/1/24	476,809	498,639
Series 2005-20B1
4.625% 2/1/25	49,079	51,813
Series 2008-20A1
5.170% 1/1/28	161,997	177,848
Series 2008-20C1
5.490% 3/1/28	620,270	686,632
Series 2008-20G1
5.870% 7/1/28	612,492	687,371

		2,579,378

Agency CMO (8.2%)
Federal Home Loan Mortgage Corp.
6.000% 2/1/17	9,823	10,262
6.000% 3/1/17	510	535
6.500% 3/1/17	3,199	3,350
6.000% 4/1/17	7,447	7,818
6.000% 5/1/17	210	222
4.879% 5/19/17	1,268,933	1,356,397
6.000% 7/1/17	2,379	2,511
6.000% 8/1/17	3,890	4,103
5.500% 11/1/17	3,756	3,955
1.357% 3/25/24 IO(l)	959,205	84,577
2.375% 11/1/31(l)	3,252	3,478
2.352% 4/1/36(l)	83,655	89,173
5.500% 6/1/41	146,334	163,014
3.500% 4/1/42	93,244	95,932
3.500% 8/1/42	49,350	50,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
3.500% 11/1/42	$86,148	$88,160
3.000% 1/1/43	96,340	95,440
3.500% 2/1/43	98,894	101,652
3.000% 3/1/43	100,242	99,166
3.000% 4/1/43	672,018	664,484
3.500% 4/1/43	273,898	280,639
3.000% 7/1/43	486,302	481,762
3.500% 7/1/43	95,178	97,505
3.000% 8/1/43	285,565	282,363
3.500% 8/1/43	96,285	98,941
4.500% 9/1/43	266,421	287,412
4.500% 11/1/43	169,689	183,059
3.500% 12/1/43	268,827	275,743
3.500% 1/1/44	23,748	24,403
3.500% 2/1/44	97,646	100,034
4.000% 8/1/44	150,948	160,046
2.500% 10/15/29 TBA	500,000	502,852
3.000% 10/15/29 TBA	300,000	308,437
4.000% 10/15/44 TBA	1,100,000	1,157,836
4.500% 10/15/44 TBA	800,000	862,812
5.000% 11/15/44 TBA	600,000	659,625
Federal National Mortgage Association
7.000% 4/1/15	110	111
7.000% 4/1/16	1,108	1,137
5.500% 2/1/17	3,554	3,706
5.500% 6/1/17	1,302	1,361
4.085% 2/25/18 IO(l)	1,695,164	184,880
4.000% 4/1/23	1,724	1,833
5.000% 2/1/24(l)	273	301
4.000% 9/1/25	67,948	72,476
4.000% 1/1/26	118,850	126,658
4.000% 4/1/26	32,003	34,221
4.000% 7/1/26	160,781	171,194
4.000% 8/1/26	78,211	83,277
2.340% 1/1/28(l)	26,156	27,366
3.500% 10/1/28	466,865	493,509
3.500% 2/1/29	95,174	100,606
3.000% 4/1/29	98,922	102,199
3.500% 4/1/29	196,176	207,341
3.000% 5/1/29	98,172	101,485
3.000% 6/1/29	99,177	102,446
3.000% 9/1/29	99,194	102,449
1.917% 3/1/33(l)	30,916	32,033
5.000% 4/1/33	3,526	3,905
5.000% 7/1/33	5,661	6,276
5.310% 8/25/33	48,604	49,051
5.000% 9/1/33	27,324	30,296
5.000% 11/1/33	24,289	26,931
5.000% 12/1/33	11,763	13,043
5.000% 2/1/34	3,361	3,727
6.000% 2/1/34	72,701	82,258
5.000% 3/1/34	3,255	3,609
5.000% 7/1/34	52,873	58,625
6.500% 7/25/34	8,504	8,743
6.000% 8/1/34	41,589	47,078
5.000% 10/1/34	76,129	84,411
5.500% 2/1/35	196,322	220,072
6.000% 4/1/35	648,835	733,845
5.000% 7/1/35	112,368	124,513
5.000% 10/1/35	141,419	156,804
5.500% 12/1/35	125,734	140,867
2.255% 1/1/36(l)	624,394	669,272
5.000% 8/1/36	40,389	44,783
5.000% 7/1/37	26,797	29,712
6.000% 2/1/38	35,404	39,963
6.000% 3/1/38	13,366	15,087
6.000% 5/1/38	41,309	46,627
6.000% 10/1/38	12,749	14,391
6.000% 12/1/38	18,129	20,463
4.000% 6/1/39	33,909	35,857
4.500% 7/1/39	645,096	701,617
4.500% 1/1/40	51,817	56,009
6.500% 5/1/40	579,065	652,875
4.500% 8/1/40	184,480	199,404
4.000% 9/1/40	199,786	210,954
4.000% 10/1/40	105,572	111,522
4.000% 11/1/40	25,599	27,034
2.374% 12/1/40(l)	13,009	13,796
4.000% 12/1/40	3,355,876	3,543,639
4.500% 3/1/41	87,224	94,280
5.500% 4/1/41	20,728	23,099
4.500% 5/1/41	6,104	6,648
3.354% 6/1/41(l)	91,275	95,704
4.500% 7/1/41	4,694	5,098
5.000% 7/1/41	27,359	30,224
5.000% 8/1/41	18,709	20,668
3.507% 9/1/41(l)	69,429	73,144
4.500% 9/1/41	51,663	56,020
4.000% 7/1/42	285,773	303,399
4.500% 8/1/42	54,241	58,562
3.500% 10/1/42	99,177	102,156
3.000% 12/1/42	103,080	102,254
3.000% 1/1/43	97,436	96,564
3.000% 2/1/43	404,908	401,883
3.500% 2/1/43	98,809	101,530
4.000% 2/1/43	81,581	86,523
3.000% 3/1/43	776,621	768,382
3.500% 3/1/43	100,688	103,429
3.000% 4/1/43	550,769	545,263
3.000% 5/1/43	760,239	753,681
4.000% 5/1/43	94,495	100,220
3.000% 6/1/43	133,161	132,188
3.500% 6/1/43	194,082	199,180
3.500% 7/1/43	203,952	209,668
3.500% 8/1/43	281,705	289,362
4.500% 9/1/43	1,006,200	1,086,592
4.500% 10/1/43	95,797	103,397
4.000% 11/1/43	334,342	354,838
3.500% 12/1/43	96,182	98,966
4.500% 12/1/43	92,608	99,984
4.000% 1/1/44	562,919	597,552
4.500% 1/1/44	191,327	207,522
4.000% 2/1/44	193,337	205,232
4.500% 3/1/44	184,419	199,339
3.500% 7/1/44	100,340	103,024
3.500% 8/1/44	299,948	308,168
2.500% 10/25/29 TBA	900,000	904,852
3.000% 10/25/29 TBA	300,000	308,953
3.500% 10/25/29 TBA	358,000	376,292
4.500% 10/25/29 TBA	900,000	950,625
3.500% 10/25/44 TBA	8,805,000	8,983,453
4.000% 10/25/44 TBA	1,745,000	1,838,930
5.500% 10/25/44 TBA	100,000	111,391
Government National Mortgage Association
1.625% 7/20/27(l)	1,538	1,580
6.500% 6/20/32	20,381	23,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
5.500% 4/15/33		$2,812	$3,153
5.000% 12/15/38		21,946	24,318
5.000% 7/15/39		70,682	78,791
5.000% 10/20/39		26,945	30,036
4.000% 10/20/40		13,903	14,810
5.000% 12/15/40		87,180	97,182
4.000% 12/20/40		165,262	176,050
4.000% 1/20/41		120,351	128,207
4.500% 5/20/41		810,724	883,405
4.500% 6/20/41		81,747	88,801
4.500% 7/20/41		54,522	59,227
4.500% 2/15/42		773,909	843,047
3.500% 7/20/44		597,288	618,567
4.000% 7/20/44		2,582,813	2,743,836
3.500% 8/20/44		4,191,271	4,341,240
4.000% 8/20/44		498,965	530,384
0.989% 2/16/53 IO(l)		711,441	54,567
3.000% 10/15/44 TBA		1,510,000	1,519,791
4.000% 10/15/44 TBA		375,000	397,764
4.500% 10/15/44 TBA		200,000	216,953
5.000% 10/15/44 TBA		800,000	880,250
5.500% 10/15/44 TBA		400,000	444,562

			54,664,062

Foreign Governments (5.8%)
Australia Government Bond
5.250% 3/15/19	AUD	10,900,000	10,474,367
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/1/21	BRL	900,000	329,943
Canadian Government Bond
0.875% 2/14/17		$130,000	129,801
1.625% 2/27/19		100,000	99,639
Development Bank of Japan
5.125% 2/1/17		100,000	109,309
Eksportfinans ASA
3.000% 11/17/14		145,000	145,362
2.000% 9/15/15		1,735,000	1,732,918
2.375% 5/25/16		290,000	290,363
5.500% 5/25/16		109,000	114,586
2.875% 11/16/16	CHF	35,000	37,291
5.500% 6/26/17		$254,000	273,685
Export Development Canada
1.250% 10/26/16		91,000	91,828
0.875% 1/30/17		100,000	99,803
Export-Import Bank of Korea
4.000% 1/29/21		545,000	574,329
Federative Republic of Brazil
6.000% 1/17/17		182,000	199,017
4.875% 1/22/21		123,000	130,810
4.250% 1/7/25		300,000	297,000
FMS Wertmanagement AoeR
1.125% 10/14/16		200,000	201,241
Italy Buoni Poliennali Del Tesoro
5.500% 11/1/22	EUR	3,200,000	5,089,910
3.750% 9/1/24		100,000	141,920
2.350% 9/15/19(m)		358,332	500,276
Japan Bank for International Cooperation
2.500% 1/21/16		$250,000	256,796
2.250% 7/13/16		182,000	186,727
1.750% 11/13/18		200,000	199,638
Japan Finance Organization for Municipalities
5.000% 5/16/17		200,000	219,696
Korea Development Bank
3.250% 3/9/16		109,000	112,250
3.750% 1/22/24		200,000	204,944
Korea Finance Corp.
2.875% 8/22/18		200,000	204,263
4.625% 11/16/21		50,000	54,546
Province of British Columbia
2.100% 5/18/16		109,000	111,622
2.000% 10/23/22		36,000	34,297
Province of Manitoba
4.900% 12/6/16		182,000	197,522
Province of New Brunswick
2.750% 6/15/18		91,000	93,190
Province of Nova Scotia
5.125% 1/26/17		91,000	99,081
Province of Ontario
1.100% 10/25/17		91,000	90,173
2.000% 9/27/18		100,000	100,809
4.000% 10/7/19		273,000	296,617
4.400% 4/14/20		91,000	100,751
2.450% 6/29/22		91,000	88,934
3.200% 5/16/24		175,000	177,991
Province of Quebec
3.500% 7/29/20		182,000	193,241
2.625% 2/13/23		205,000	198,821
Republic of Chile
3.875% 8/5/20		91,000	96,824
Republic of Colombia
4.375% 7/12/21		219,000	231,592
4.000% 2/26/24		405,000	410,063
Republic of Italy
5.250% 9/20/16		273,000	298,365
Republic of Korea
7.125% 4/16/19		3,499,000	4,249,727
Republic of Panama
5.200% 1/30/20		109,000	119,879
9.375% 4/1/29		108,000	160,153
Republic of Peru
8.375% 5/3/16		36,000	39,908
7.125% 3/30/19		73,000	87,053
7.350% 7/21/25		100,000	130,357
Republic of Philippines
4.000% 1/15/21		273,000	287,240
Republic of Poland
6.375% 7/15/19		273,000	320,611
5.125% 4/21/21		91,000	101,061
4.000% 1/22/24		150,000	153,996
Republic of Slovenia
4.125% 2/18/19(m)		3,800,000	3,951,897
5.500% 10/26/22(m)		1,000,000	1,085,000
Republic of South Africa
6.875% 5/27/19		109,000	124,124
5.500% 3/9/20		109,000	117,311
Republic of Turkey
7.500% 7/14/17		364,000	407,680
3.250% 3/23/23		364,000	327,145
Republic of Ukraine
1.844% 5/16/19		300,000	298,290
Republic of Uruguay
8.000% 11/18/22		91,000	118,673
State of Israel
5.500% 11/9/16		182,000	198,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Svensk Exportkredit AB
1.750% 10/20/15		$182,000	$184,584
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	10,795	16,928
United Mexican States
5.625% 1/15/17		$92,000	100,438
3.625% 3/15/22		382,000	387,474
4.000% 10/2/23		489,000	504,647

			38,794,707

Municipal Bonds (2.5%)
California State University, Systemwide Revenue Bonds, Series A
5.000% 11/1/30		110,000	113,000
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42		180,000	202,982
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43		230,000	267,320
5.500% 6/15/43		270,000	317,431
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		290,000	314,290
4.325% 11/1/21		470,000	516,201
4.525% 11/1/22		655,000	722,544
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		1,960,000	2,248,963
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42		25,000	34,440
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		1,340,000	1,528,351
5.841% 8/1/21		145,000	168,555
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		255,000	278,389
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		145,000	160,531
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20		100,000	100,339
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57		20,000	25,083
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814% 11/15/40		25,000	34,211
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		1,595,000	1,776,415
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40		394,000	564,283
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960% 8/1/46		40,000	44,149
New York City Municipal Water Finance Authority
5.882% 6/15/44		25,000	31,613
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		750,000	897,907
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		545,000	622,608
5.435% 5/15/23		715,000	832,482
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		1,485,000	1,855,552
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16		15,000	16,154
5.750% 3/1/17		36,000	39,782
6.200% 3/1/19		36,000	42,167
6.200% 10/1/19		36,000	42,605
7.550% 4/1/39		1,090,000	1,589,438
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16		110,000	115,583
5.665% 3/1/18		110,000	120,968
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34		363,000	457,325
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34		655,000	750,263
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389% 3/15/40		25,000	30,359
University of California, General Revenue Bonds, Series 2012-AD
4.858% 5/15/12		25,000	23,997

			16,886,280

Supranational (1.3%)
African Development Bank
2.500% 3/15/16		182,000	187,274
0.750% 10/18/16		100,000	99,876
Asian Development Bank
2.500% 3/15/16		182,000	187,006
1.125% 3/15/17		128,000	128,347
1.750% 9/11/18		200,000	201,225
1.875% 10/23/18		91,000	91,845
1.375% 3/23/20		55,000	53,150
Corp. Andina de Fomento
3.750% 1/15/16		73,000	75,547
8.125% 6/4/19		91,000	113,265
Council of Europe Development Bank
2.625% 2/16/16		82,000	84,339
1.500% 6/19/17		91,000	91,791
1.000% 3/7/18		128,000	126,089
European Bank for Reconstruction & Development
2.500% 3/15/16		146,000	150,019
1.375% 10/20/16		73,000	73,909
1.000% 2/16/17		109,000	108,845
0.750% 9/1/17		55,000	54,224
1.625% 4/10/18		100,000	99,647
1.000% 6/15/18		36,000	35,241
1.500% 3/16/20		55,000	53,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank
4.875% 2/16/16	$486,000	$514,898
2.500% 5/16/16	546,000	562,429
0.500% 8/15/16	364,000	362,303
4.875% 1/17/17	182,000	198,267
1.000% 8/17/17	100,000	99,600
1.125% 9/15/17	182,000	181,722
1.000% 12/15/17	164,000	162,482
1.000% 6/15/18	273,000	267,797
1.875% 3/15/19	150,000	150,576
1.750% 6/17/19	250,000	248,718
2.875% 9/15/20	182,000	189,263
4.000% 2/16/21	182,000	200,843
2.500% 4/15/21	100,000	101,261
3.250% 1/29/24	100,000	104,960
Inter-American Development Bank
1.375% 10/18/16	214,000	216,778
0.875% 11/15/16	200,000	200,405
4.250% 9/10/18	273,000	300,701
1.375% 7/15/20	182,000	174,472
2.125% 11/9/20	100,000	99,527
3.000% 2/21/24	150,000	154,303
International Bank for Reconstruction & Development
2.125% 3/15/16	114,000	116,601
5.000% 4/1/16	55,000	58,620
0.500% 4/15/16	182,000	181,781
0.500% 5/16/16	200,000	199,637
1.000% 9/15/16	100,000	100,483
0.625% 10/14/16	100,000	99,695
0.875% 4/17/17	182,000	181,392
1.375% 4/10/18	100,000	99,699
1.875% 3/15/19	150,000	150,384
2.125% 11/1/20	150,000	149,330
2.125% 2/13/23	136,000	132,346
International Finance Corp.
0.625% 11/15/16	250,000	248,986
1.000% 4/24/17	182,000	181,873
2.125% 11/17/17	182,000	186,714
0.875% 6/15/18	91,000	89,019
Nordic Investment Bank
0.500% 4/14/16	100,000	99,864
5.000% 2/1/17	109,000	119,125

		8,901,749

U.S. Government Agencies (2.5%)
Federal Farm Credit Bank
0.450% 7/12/16	182,000	181,593
5.125% 8/25/16	250,000	270,983
4.875% 1/17/17	306,000	334,206
Federal Home Loan Bank
0.250% 1/16/15	2,000	2,000
2.875% 6/12/15	4,000	4,072
1.630% 8/20/15	2,000	2,022
0.500% 11/20/15	130,000	130,132
0.375% 2/19/16	250,000	249,924
5.625% 6/13/16	182,000	197,140
0.500% 9/28/16	150,000	149,549
4.750% 12/16/16	182,000	197,652
0.625% 12/28/16	250,000	249,453
5.250% 6/5/17	492,000	545,004
1.000% 6/21/17	130,000	130,036
1.050% 7/26/17	360,000	359,191
5.000% 11/17/17	710,000	792,069
4.125% 3/13/20	546,000	602,895
Federal Home Loan Mortgage Corp.
4.750% 11/17/15	338,000	354,565
0.500% 5/13/16	350,000	349,538
0.500% 5/27/16	500,000	497,700
5.500% 7/18/16	364,000	395,952
0.580% 8/26/16	200,000	199,746
5.125% 10/18/16	205,000	223,201
5.000% 2/16/17	273,000	299,216
0.875% 2/22/17	150,000	149,918
1.000% 3/8/17	364,000	364,880
1.250% 8/21/17	250,000	250,031
0.750% 1/12/18	182,000	178,482
0.875% 3/7/18	364,000	357,633
4.875% 6/13/18	546,000	613,681
3.750% 3/27/19	123,000	133,450
1.750% 5/30/19	273,000	272,437
2.000% 7/30/19	36,000	36,203
1.250% 10/2/19	273,000	264,295
2.500% 10/17/19	182,000	182,182
1.375% 5/1/20	182,000	175,406
2.375% 1/13/22	461,000	458,992
Federal National Mortgage Association
1.875% 10/15/15	73,000	74,265
4.375% 10/15/15	364,000	379,324
1.625% 10/26/15	546,000	554,173
0.375% 12/21/15	182,000	182,197
0.500% 5/20/16	300,000	299,122
1.375% 11/15/16	364,000	368,821
4.875% 12/15/16	747,000	814,157
5.375% 6/12/17	729,000	811,773
0.875% 8/28/17	364,000	361,510
0.875% 10/26/17	364,000	360,461
0.900% 11/7/17	182,000	180,044
0.875% 12/20/17	273,000	269,562
1.000% 12/28/17	91,000	89,897
0.875% 2/8/18	364,000	358,174
1.200% 2/28/18	182,000	180,665
1.875% 9/18/18	200,000	202,178
1.625% 11/27/18	150,000	149,816
1.750% 1/30/19	73,000	73,025
1.700% 10/4/19	109,000	107,149
1.500% 10/9/19	182,000	177,690
2.250% 10/17/22	91,000	86,545
2.200% 10/25/22	36,000	34,223
2.500% 3/27/23	364,000	349,178
2.625% 9/6/24	165,000	162,493
Financing Corp.
10.700% 10/6/17	220,000	282,150
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	25,317
(Zero Coupon), 10/15/18 STRIPS	27,000	25,108

		17,114,446

U.S. Treasuries (44.6%)
U.S. Treasury Bonds
9.250% 2/15/16	978,000	1,097,275
7.500% 11/15/16	618,000	706,463
8.875% 8/15/17	1,496,000	1,827,954
8.500% 2/15/20	1,093,000	1,465,801
7.875% 2/15/21	182,000	245,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
2.000% 1/15/26 TIPS	$1,135,929	$1,291,533
2.375% 1/15/27 TIPS	813,762	962,177
1.750% 1/15/28 TIPS	4,040,649	4,493,283
2.500% 1/15/29 TIPS	1,158,738	1,413,394
3.875% 4/15/29 TIPS	593,766	837,444
0.750% 2/15/42 TIPS	389,913	356,773
1.375% 2/15/44 TIPS	184,009	196,662
3.125% 8/15/44	5,216,200	5,130,927
U.S. Treasury Notes
4.500% 11/15/15	1,350,000	1,415,107
0.250% 11/30/15	500,000	500,315
1.375% 11/30/15	2,800,000	2,837,953
0.250% 12/15/15	1,275,000	1,275,504
0.250% 12/31/15	2,500,000	2,500,854
0.375% 1/15/16	1,457,000	1,459,106
0.375% 1/31/16	1,000,000	1,001,416
0.375% 2/15/16	1,457,000	1,458,836
4.500% 2/15/16	1,822,000	1,926,898
0.250% 2/29/16	400,000	399,672
2.625% 2/29/16	2,186,000	2,257,568
0.375% 3/15/16	364,000	364,171
0.375% 3/31/16	2,000,000	2,000,391
2.375% 3/31/16	2,186,000	2,251,793
0.250% 4/15/16	929,000	927,113
0.375% 4/30/16	1,500,000	1,499,363
2.625% 4/30/16	911,000	942,827
0.250% 5/15/16	1,202,000	1,198,672
5.125% 5/15/16	396,000	426,040
0.375% 5/31/16	1,050,000	1,048,908
1.750% 5/31/16	1,822,000	1,861,394
3.250% 5/31/16	1,093,000	1,143,738
0.500% 6/15/16	2,000,000	2,001,816
0.500% 6/30/16	1,750,000	1,750,974
0.625% 7/15/16	1,100,000	1,102,498
0.500% 7/31/16#	3,190,000	3,190,389
1.500% 7/31/16	2,915,000	2,966,625
0.625% 8/15/16	1,200,000	1,201,664
0.500% 8/31/16	1,000,000	998,911
0.875% 9/15/16	1,000,000	1,005,386
0.500% 9/30/16	3,900,000	3,893,602
1.000% 9/30/16	1,457,000	1,467,942
3.000% 9/30/16	1,822,000	1,908,189
0.625% 10/15/16	2,000,000	1,999,160
3.125% 10/31/16	1,822,000	1,914,844
0.625% 11/15/16	500,000	499,380
0.875% 11/30/16	1,400,000	1,405,113
0.625% 12/15/16	1,000,000	997,930
0.875% 12/31/16	1,822,000	1,826,680
0.750% 1/15/17	1,000,000	999,385
0.875% 1/31/17	729,000	730,374
3.125% 1/31/17	1,822,000	1,920,484
0.875% 2/28/17	1,822,000	1,823,762
0.750% 3/15/17	1,200,000	1,197,633
1.000% 3/31/17	2,550,000	2,557,545
0.875% 4/15/17	1,000,000	999,990
3.125% 4/30/17	1,457,000	1,539,141
4.500% 5/15/17	1,275,000	1,392,552
2.750% 5/31/17	2,186,000	2,288,960
0.875% 6/15/17	1,650,000	1,646,004
0.500% 7/31/17	2,186,000	2,152,676
4.750% 8/15/17	1,161,000	1,282,293
0.625% 8/31/17	1,822,000	1,797,677
1.875% 8/31/17	2,004,000	2,050,382
1.000% 9/15/17	3,365,000	3,359,479
0.625% 9/30/17	911,000	897,602
1.875% 9/30/17	1,275,000	1,303,289
0.750% 10/31/17	1,457,000	1,438,404
1.875% 10/31/17	1,822,000	1,861,856
4.250% 11/15/17	419,000	458,641
0.625% 11/30/17	1,457,000	1,430,606
0.750% 12/31/17	1,457,000	1,433,793
2.750% 12/31/17	1,275,000	1,335,949
0.875% 1/31/18	1,457,000	1,437,621
3.500% 2/15/18	1,093,000	1,172,221
0.750% 2/28/18	729,000	715,111
0.750% 3/31/18	911,000	892,228
0.625% 4/30/18	729,000	709,792
2.625% 4/30/18	455,000	474,911
1.000% 5/31/18	1,093,000	1,076,626
2.375% 5/31/18	729,000	753,946
1.375% 6/30/18	1,125,000	1,121,715
2.250% 7/31/18	364,000	374,426
4.000% 8/15/18	656,000	718,749
1.375% 9/30/18	1,202,000	1,194,499
1.250% 10/31/18	2,000,000	1,974,883
3.750% 11/15/18	1,457,000	1,584,189
1.250% 11/30/18	1,000,000	986,221
1.375% 12/31/18	1,093,000	1,081,835
1.500% 12/31/18	350,000	348,223
1.250% 1/31/19	729,000	716,755
1.500% 1/31/19	750,000	745,320
2.750% 2/15/19	1,822,000	1,906,677
1.500% 2/28/19	1,000,000	992,910
1.500% 3/31/19	450,000	446,449
0.125% 4/15/19 TIPS	498,217	499,345
1.250% 4/30/19	546,000	535,085
1.625% 4/30/19	1,000,000	996,250
1.500% 5/31/19	1,700,000	1,682,253
1.000% 6/30/19	1,093,000	1,055,172
1.625% 6/30/19	1,000,000	994,687
1.625% 7/31/19	19,771,000	19,646,079
1.000% 8/31/19	729,000	701,606
1.625% 8/31/19	1,195,000	1,186,831
1.000% 9/30/19	1,093,000	1,050,988
1.750% 9/30/19	1,291,000	1,289,184
1.250% 10/31/19	1,093,000	1,063,145
3.375% 11/15/19	2,131,000	2,294,321
1.125% 12/31/19	1,093,000	1,052,354
1.375% 1/31/20	1,093,000	1,064,810
3.625% 2/15/20	2,461,000	2,682,682
1.250% 2/29/20	1,093,000	1,056,111
1.125% 3/31/20	729,000	698,473
1.125% 4/30/20	364,000	348,103
3.500% 5/15/20	1,800,000	1,950,750
2.625% 8/15/20	2,329,000	2,407,422
2.125% 8/31/20	1,000,000	1,005,156
2.000% 9/30/20	750,000	747,715
1.750% 10/31/20	700,000	686,772
2.625% 11/15/20	1,822,000	1,878,884
2.000% 11/30/20	600,000	596,678
2.375% 12/31/20	13,200,000	13,408,312
2.125% 1/31/21	750,000	749,832
2.000% 2/28/21	5,400,000	5,353,172
2.250% 3/31/21	1,900,000	1,910,836
2.250% 4/30/21	9,600,000	9,646,781
3.125% 5/15/21	2,597,000	2,751,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
2.000% 5/31/21		$1,100,000	$1,087,163
2.250% 7/31/21		900,000	903,015
2.125% 8/15/21		2,004,000	1,993,960
2.000% 8/31/21		1,538,200	1,517,170
2.125% 9/30/21		1,504,500	1,494,862
2.000% 11/15/21		1,275,000	1,255,091
2.000% 2/15/22		1,604,000	1,575,147
1.750% 5/15/22		1,457,000	1,400,556
0.125% 7/15/22 TIPS		828,832	808,978
1.625% 8/15/22		757,000	718,743
1.625% 11/15/22		1,550,000	1,464,720
0.125% 1/15/23 TIPS		229,454	221,979
2.000% 2/15/23		2,000,000	1,940,625
1.750% 5/15/23		2,167,000	2,053,910
2.500% 8/15/23		1,750,000	1,760,339
2.750% 11/15/23		2,000,000	2,050,000
0.625% 1/15/24 TIPS		1,300,856	1,307,150
2.750% 2/15/24		28,975,000	29,656,648
2.500% 5/15/24		8,975,000	8,980,872
0.125% 7/15/24 TIPS		11,589,155	11,126,774
2.375% 8/15/24		2,432,600	2,404,473

			298,891,357

Total Government Securities			437,831,979

Total Long-Term Debt Securities (100.4%) (Cost $674,549,454)			672,944,526

	Number of Shares		Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.4%)
Banks (0.4%)
Wells Fargo & Co.
7.500%		2,000	2,405,020

Total Convertible Preferred Stocks (0.4%) (Cost $2,000,000)			2,405,020

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Itau Unibanco S.A./New York
1.51%, 5/31/16(l)(p)		$2,600,000	2,597,000

Government Securities (0.6%)
Federal Home Loan Bank
0.03%, 11/12/14(o)(p)		200,000	199,992
0.03%, 11/17/14(o)(p)		100,000	99,996
0.03%, 11/21/14(o)(p)		300,000	299,985
0.03%, 12/24/14(o)(p)		3,000,000	2,999,754
Federal National Mortgage Association
0.03%, 11/3/14(o)(p)		500,000	499,984
Hellenic Republic Treasury Bills
0.12%, 10/10/14(p)	EUR	261,000	329,645

Total Government Securities			4,429,356

Total Short-Term Investments (1.0%) (Cost $7,059,487)			7,026,356

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Eurodollar
December 2014 @ $99.75*		377	$16,494

Put Options Purchased (0.0%)
Eurodollar
March 2015 @ $99.63*		52	5,525
Eurodollar 1 Year Mid Curve
March 2015 @ $98.50*		105	37,406

			42,931

Total Options Purchased (0.0%) (Cost $72,146)			59,425

Total Investments Before Options Written and Securities Sold Short (101.8%) (Cost $683,681,087)			682,435,327

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
November 2014 @ $127.00*		(53)	(9,109)
Eurodollar 1 Year Mid Curve
December 2014 @ $99.00*		(29)	(3,988)

			(13,097)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
November 2014 @ $123.50*		(53)	(23,188)
Eurodollar
December 2014 @ $99.00*		(377)	(2,356)

			(25,544)

Total Options Written (0.0%) (Premiums Received $91,757)			(38,641)

Total Investments before Securities Sold Short (101.8%) (Cost $683,589,330)			682,396,686

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-2.2%)
Federal Home Loan Mortgage Corp.
3.000%, 10/15/44 TBA		$(595,000)	$(586,912)
3.500%, 10/15/44 TBA		(700,000)	(714,054)
Federal National Mortgage Association
4.000%, 10/25/29 TBA		(400,000)	(423,125)
3.000%, 10/25/44 TBA(z)		(1,110,000)	(1,091,738)
4.000%, 10/25/44 TBA		(3,000,000)	(3,152,109)
4.500%, 10/25/44 TBA(z)		(400,000)	(431,594)
5.000%, 10/25/44 TBA		(100,000)	(110,360)
4.500%, 11/25/44 TBA		(1,300,000)	(1,399,125)
6.000%, 11/25/44 TBA		(800,000)	(902,812)
Government National Mortgage Association
3.500%, 10/15/44 TBA(z)		(3,100,000)	(3,204,625)
4.000%, 10/15/44 TBA(z)		(2,300,000)	(2,439,617)
4.500%, 10/15/44 TBA		(100,000)	(108,477)

Total Securities Sold Short (-2.2%) (Proceeds Received $14,545,713)			(14,564,548)

Total Investments after Options Written Options and Securities Sold Short (99.6%) (Cost $669,043,617)			667,832,138
Other Assets Less Liabilities (0.4%)			2,430,813

Net Assets (100%)			$670,262,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.

†	Securities (totaling $976 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $48,010,823 or 7.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $83,010.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2014.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2014, the market value of these securities amounted to $10,963,453 or 1.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2014.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	—	Asset-Backed Security

AUD	—	Australian Dollar

BRL	—	Brazilian Real

CHF	—	Swiss Franc

CMO	—	Collateralized Mortgage Obligation

EUR	—	European Currency Unit

GBP	—	British Pound

IO	—	Interest Only

PIK	—	Payment-in Kind Security

PO	—	Principal Only

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year Australia Bond	18	December-14	$1,885,401	$1,903,800	$18,399
2 Year U.S. Treasury Notes	18	December-14	3,941,109	3,939,188	(1,921)
3 Year Australia Bond	549	December-14	52,335,305	52,551,289	215,984
5 Year U.S. Treasury Notes	28	December-14	3,318,432	3,311,219	(7,213)
U.S. Long Bond	37	December-14	5,121,512	5,102,531	(18,981)

					$206,268

Sales
10 Year Australia Bond	124	December-14	12,965,599	13,115,063	(149,464)
10 Year U.S. Treasury Notes	34	December-14	4,256,357	4,237,781	18,576
2 Year U.S. Treasury Notes	83	December-14	18,162,582	18,164,031	(1,449)
90 Day Eurodollar	23	December-15	5,687,307	5,686,463	844
Euro-Bund	68	December-14	12,793,639	12,857,344	(63,705)
Euro-Buxl	3	December-14	537,492	539,575	(2,083)
U.S. Ultra Bond	18	December-14	2,774,850	2,745,000	29,850

					(167,431)

					$38,837

At September 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	Bank of America	14,849	$13,001,041	$13,184,541	$(183,500)
European Union Euro vs. U.S. Dollar, expiring 10/21/14	Barclays Bank plc	2,530	3,195,926	3,268,765	(72,839)
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Barclays Bank plc	904	1,142,190	1,161,248	(19,058)
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Goldman Sachs & Co.	8	10,108	10,681	(573)
Japanese Yen vs. U.S. Dollar, expiring 10/2/14	JPMorgan Chase Bank	13,800	125,826	126,780	(954)
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Citibank N.A.	9,632	713,357	730,623	(17,266)

					$(294,190)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/14	JPMorgan Chase Bank	14,849	$13,771,357	$13,001,042	$770,315
Australian Dollar vs. U.S. Dollar, expiring 11/4/14	Bank of America	14,849	13,153,273	12,968,960	184,313
Brazilian Real vs. U.S. Dollar, expiring 10/2/14	Bank of America	818	358,858	334,184	24,674
Brazilian Real vs. U.S. Dollar, expiring 11/4/14	Bank of America	818	334,082	331,053	3,029
British Pound vs. U.S. Dollar, expiring 12/11/14	Bank of America	1,474	2,380,510	2,388,089	(7,579)
European Union Euro vs. U.S. Dollar, expiring 10/21/14	Barclays Bank plc	393	499,178	496,442	2,736
European Union Euro vs. U.S. Dollar, expiring 10/21/14	JPMorgan Chase Bank	2,569	3,476,429	3,245,191	231,238
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Bank of America	9,297	$12,457,515	$11,746,612	$710,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/20/14	Citibank N.A.	101	$133,204	$127,612	$5,592
Japanese Yen vs. U.S. Dollar, expiring 10/2/14	Goldman Sachs & Co.	13,800	132,566	125,826	6,740
Japanese Yen vs. U.S. Dollar, expiring 11/4/14	JPMorgan Chase Bank	13,800	126,811	125,857	954
Mexican Peso vs. U.S. Dollar, expiring 10/22/14	Goldman Sachs & Co.	330	$25,117	$24,535	$582
Mexican Peso vs. U.S. Dollar, expiring 12/18/14	Citibank N.A.	8,904	677,017	659,440	17,577

					$1,951,074

					$1,656,884

Options Written:

Options written for the nine months ended September 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2014	426	$44,303
Options Written	802	230,474
Options Terminated in Closing Purchase Transactions	(716)	(183,020)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—September 30, 2014	512	$91,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$15,118,806	$976		$15,119,782
Non-Agency CMO	—	33,159,219	357,751		33,516,970
Convertible Preferred Stocks
Financials	2,405,020	—	—		2,405,020
Corporate Bonds
Consumer Discretionary	—	9,529,777	—		9,529,777
Consumer Staples	—	10,529,325	—		10,529,325
Energy	—	18,787,494	—		18,787,494
Financials	—	90,931,510	—	(a)	90,931,510
Health Care	—	13,024,106	—		13,024,106
Industrials	—	10,637,367	—		10,637,367
Information Technology	—	6,938,182	—		6,938,182
Materials	—	4,965,897	—		4,965,897
Telecommunication Services	—	8,633,429	—		8,633,429
Utilities	—	12,498,708	—		12,498,708
Forward Currency Contracts	—	1,958,653	—		1,958,653
Futures	283,653	—	—		283,653
Government Securities
Agency ABS	—	2,579,378	—		2,579,378
Agency CMO	—	54,664,062	—		54,664,062
Foreign Governments	—	38,794,707	—		38,794,707
Municipal Bonds	—	16,886,280	—		16,886,280
Supranational	—	8,901,749	—		8,901,749
U.S. Government Agencies	—	17,114,446	—		17,114,446
U.S. Treasuries	—	298,891,357	—		298,891,357
Options Purchased
Call Options Purchased	16,494	—	—		16,494
Put Options Purchased	42,931	—	—		42,931
Short-Term Investments	—	7,026,356	—		7,026,356

Total Assets	$2,748,098	$681,570,808	$358,727		$684,677,633

Liabilities:
Forward Currency Contracts	$—	$(301,769)	$—		$(301,769)
Futures	(244,816)	—	—		(244,816)
Government Securities
Agency CMO	—	(14,564,548)	—		(14,564,548)
Options Written
Call Options Written	(13,097)	—	—		(13,097)
Put Options Written	(25,544)	—	—		(25,544)

Total Liabilities	$(283,457)	$(14,866,317)	$—		$(15,149,774)

Total	$2,464,641	$666,704,491	$358,727		$669,527,859

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$323,192,386
Long-term U.S. government debt securities	1,280,138,352

$1,603,330,738

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$399,883,816
Long-term U.S. government debt securities	1,291,335,076

$1,691,218,892

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,199,687
Aggregate gross unrealized depreciation	(18,887,205)

Net unrealized depreciation	$(1,687,518)

Federal income tax cost of investments	$684,122,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.0%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	22,172	$371,824
Cooper Tire & Rubber Co.	253	7,261
Cooper-Standard Holding, Inc.*	32	1,997
Dana Holding Corp.	3,418	65,523
Dorman Products, Inc.*	1,187	47,551
Drew Industries, Inc.	1,037	43,751
Fox Factory Holding Corp.*	479	7,424
Gentex Corp.	3,789	101,432
Gentherm, Inc.*	1,551	65,499
Goodyear Tire & Rubber Co.	12,059	272,352
Lear Corp.	2,853	246,528
Modine Manufacturing Co.*	587	6,968
Motorcar Parts of America, Inc.*	762	20,734
Remy International, Inc.	45	924
Shiloh Industries, Inc.*	320	5,443
Standard Motor Products, Inc.	513	17,663
Stoneridge, Inc.*	946	10,661
Strattec Security Corp.	116	9,437
Tenneco, Inc.*	13,076	684,006
Tower International, Inc.*	902	22,721

		2,009,699

Automobiles (0.3%)
Harley-Davidson, Inc.	8,152	474,446
Thor Industries, Inc.	2,019	103,979
Winnebago Industries, Inc.*	1,197	26,059

		604,484

Distributors (0.6%)
Core-Mark Holding Co., Inc.	102	5,410
LKQ Corp.*	33,574	892,733
Pool Corp.	1,964	105,899

		1,004,042

Diversified Consumer Services (1.3%)
2U, Inc.*	10,673	166,392
American Public Education, Inc.*	3,123	84,290
Bright Horizons Family Solutions, Inc.*	9,113	383,293
Capella Education Co.	475	29,735
Carriage Services, Inc.	131	2,270
Collectors Universe, Inc.	332	7,304
Education Management Corp.*	26	28
Grand Canyon Education, Inc.*	22,922	934,530
ITT Educational Services, Inc.*	135	579
K12, Inc.*	631	10,071
Liberty Tax, Inc.*	178	5,749
LifeLock, Inc.*	3,565	50,944
Nord Anglia Education, Inc.*	11,800	200,600
Service Corp. International	7,305	154,428
ServiceMaster Global Holdings, Inc.*	1,186	28,701
Sotheby’s, Inc.	2,680	95,730
Strayer Education, Inc.*	473	28,323
Weight Watchers International, Inc.*	1,104	30,294

		2,213,261

Hotels, Restaurants & Leisure (3.7%)
Aramark	1,729	45,473
Bally Technologies, Inc.*	1,720	138,804
BJ’s Restaurants, Inc.*	256	9,213
Bloomin’ Brands, Inc.*	14,937	273,945
Boyd Gaming Corp.*	2,700	27,432
Bravo Brio Restaurant Group, Inc.*	761	9,870
Brinker International, Inc.	2,843	144,396
Buffalo Wild Wings, Inc.*	7,139	958,554
Burger King Worldwide, Inc.	4,635	137,474
Caesars Entertainment Corp.*	267	3,359
Cheesecake Factory, Inc.	2,180	99,190
Chipotle Mexican Grill, Inc.*	671	447,282
Choice Hotels International, Inc.	89	4,628
Churchill Downs, Inc.	379	36,952
Chuy’s Holdings, Inc.*	724	22,726
ClubCorp Holdings, Inc.	971	19,255
Cracker Barrel Old Country Store, Inc.	776	80,075
Del Frisco’s Restaurant Group, Inc.*	1,045	20,001
Denny’s Corp.*	2,575	18,102
Diamond Resorts International, Inc.*	16,845	383,392
DineEquity, Inc.	277	22,600
Domino’s Pizza, Inc.	2,437	187,551
Dunkin’ Brands Group, Inc.	4,658	208,772
Einstein Noah Restaurant Group, Inc.	430	8,669
El Pollo Loco Holdings, Inc.*	277	9,947
Famous Dave’s of America, Inc.*	203	5,465
Fiesta Restaurant Group, Inc.*	1,177	58,473
Ignite Restaurant Group, Inc.*	333	1,998
Interval Leisure Group, Inc.	1,342	25,565
Jack in the Box, Inc.	1,749	119,264
Jamba, Inc.*	755	10,736
Krispy Kreme Doughnuts, Inc.*	2,878	49,386
La Quinta Holdings, Inc.*	1,348	25,599
Life Time Fitness, Inc.*	105	5,296
Morgans Hotel Group Co.*	340	2,744
Multimedia Games Holding Co., Inc.*	1,293	46,561
Nathan’s Famous, Inc.*	135	9,138
Noodles & Co.*	10,056	192,975
Norwegian Cruise Line Holdings Ltd.*	7,155	257,723
Panera Bread Co., Class A*	3,604	586,443
Papa John’s International, Inc.	1,330	53,187
Papa Murphy’s Holdings, Inc.*	264	2,693
Pinnacle Entertainment, Inc.*	2,624	65,836
Popeyes Louisiana Kitchen, Inc.*	1,044	42,282
Potbelly Corp.*	20,277	236,430
Red Robin Gourmet Burgers, Inc.*	629	35,790
Ruth’s Hospitality Group, Inc.	1,019	11,250
Scientific Games Corp., Class A*	1,425	15,347
SeaWorld Entertainment, Inc.	3,005	57,786
Six Flags Entertainment Corp.	3,198	109,979
Sonic Corp.*	1,677	37,498
Starwood Hotels & Resorts Worldwide, Inc.	5,412	450,333
Texas Roadhouse, Inc.	3,034	84,467
Vail Resorts, Inc.	1,575	136,647
Wyndham Worldwide Corp.	4,266	346,655
Zoe’s Kitchen, Inc.*	260	7,998

		6,409,206

Household Durables (1.9%)
Beazer Homes USA, Inc.*	515	8,642
Cavco Industries, Inc.*	393	26,724
D.R. Horton, Inc.	1,332	27,333
Dixie Group, Inc.*	493	4,274
GoPro, Inc., Class A*	579	54,252
Harman International Industries, Inc.	5,744	563,142
Helen of Troy Ltd.*	479	25,157
Installed Building Products, Inc.*	398	5,592
iRobot Corp.*	1,309	39,859
Jarden Corp.*	1,731	104,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
KB Home	17,030	$254,428
La-Z-Boy, Inc.	1,957	38,729
Leggett & Platt, Inc.	3,001	104,795
Lennar Corp., Class A	8,038	312,116
LGI Homes, Inc.*	145	2,662
Libbey, Inc.*	904	23,739
M/I Homes, Inc.*	12,304	243,865
NVR, Inc.*	185	209,054
Tempur Sealy International, Inc.*	10,170	571,249
TRI Pointe Homes, Inc.*	601	7,777
Tupperware Brands Corp.	2,212	152,716
Turtle Beach Corp.*	306	2,341
Universal Electronics, Inc.*	697	34,411
Whirlpool Corp.	3,643	530,603
William Lyon Homes, Class A*	97	2,144

		3,349,654

Internet & Catalog Retail (1.8%)
Blue Nile, Inc.*	525	14,989
Coupons.com, Inc.*	524	6,267
FTD Cos., Inc.*	82	2,797
Groupon, Inc.*	21,042	140,560
HomeAway, Inc.*	20,816	738,968
HSN, Inc.	1,457	89,416
Liberty TripAdvisor Holdings, Inc.*	3,220	109,158
Liberty Ventures*	3,222	122,307
Netflix, Inc.*	1,467	661,881
Nutrisystem, Inc.	1,284	19,735
Orbitz Worldwide, Inc.*	1,063	8,366
Overstock.com, Inc.*	500	8,430
PetMed Express, Inc.	908	12,349
RetailMeNot, Inc.*	1,352	21,848
Shutterfly, Inc.*	13,063	636,691
ValueVision Media, Inc., Class A*	571	2,929
Zalando SE(b)*§	685	18,602
zulily, Inc., Class A*	14,037	531,862

		3,147,155

Leisure Products (0.6%)
Arctic Cat, Inc.	200	6,964
Brunswick Corp.	2,035	85,755
Escalade, Inc.	90	1,085
Malibu Boats, Inc., Class A*	374	6,927
Marine Products Corp.	452	3,566
Nautilus, Inc.*	833	9,971
Polaris Industries, Inc.	5,835	874,025
Smith & Wesson Holding Corp.*	2,426	22,901
Sturm Ruger & Co., Inc.	862	41,971

		1,053,165

Media (1.6%)
AMC Networks, Inc., Class A*	6,602	385,689
Cablevision Systems Corp. - New York Group, Class A	8,600	150,586
Carmike Cinemas, Inc.*	1,062	32,901
Cinemark Holdings, Inc.	5,048	171,834
Clear Channel Outdoor Holdings, Inc., Class A	836	5,635
Crown Media Holdings, Inc., Class A*	1,097	3,510
Cumulus Media, Inc., Class A*	4,238	17,079
Entravision Communications Corp., Class A	2,380	9,425
Eros International plc*	366	5,347
Global Sources Ltd.*	46	309
Gray Television, Inc.*	2,160	17,021
Imax Corp.*	27,819	763,910
Interpublic Group of Cos., Inc.	18,570	340,202
Lamar Advertising Co., Class A	3,484	171,587
Lions Gate Entertainment Corp.	3,512	115,791
Live Nation Entertainment, Inc.*	3,222	77,392
Loral Space & Communications, Inc.*	572	41,075
Martha Stewart Living Omnimedia, Inc., Class A*	936	3,370
MDC Partners, Inc., Class A	471	9,038
Morningstar, Inc.	845	57,375
National CineMedia, Inc.	629	9,127
Nexstar Broadcasting Group, Inc., Class A	1,353	54,688
Radio One, Inc., Class D*	1,116	3,549
ReachLocal, Inc.*	320	1,155
Regal Entertainment Group, Class A	944	18,767
Rentrak Corp.*	399	24,315
Saga Communications, Inc., Class A	34	1,142
Sinclair Broadcast Group, Inc., Class A	3,023	78,870
Starz, Class A*	3,599	119,055
Townsquare Media, Inc.*	174	2,091
World Wrestling Entertainment, Inc., Class A	1,306	17,984

		2,709,819

Multiline Retail (0.1%)
Big Lots, Inc.	757	32,589
Burlington Stores, Inc.*	1,125	44,842
Dillard’s, Inc., Class A	757	82,498
Sears Holdings Corp.*	915	23,085
Tuesday Morning Corp.*	1,543	29,942

		212,956

Specialty Retail (4.1%)
Aaron’s, Inc.	521	12,671
Abercrombie & Fitch Co., Class A	460	16,716
Advance Auto Parts, Inc.	2,837	369,661
America’s Car-Mart, Inc.*	55	2,177
ANN, Inc.*	2,041	83,946
Asbury Automotive Group, Inc.*	1,347	86,774
AutoNation, Inc.*	3,186	160,288
Brown Shoe Co., Inc.	915	24,824
Buckle, Inc.	1,243	56,420
Build-A-Bear Workshop, Inc.*	376	4,918
Cabela’s, Inc.*	6,298	370,952
Cato Corp., Class A	173	5,961
Chico’s FAS, Inc.	2,966	43,808
Christopher & Banks Corp.*	1,620	16,022
Citi Trends, Inc.*	1,680	37,128
Conn’s, Inc.*	1,215	36,778
Container Store Group, Inc.*	754	16,415
CST Brands, Inc.	2,805	100,840
Destination Maternity Corp.	94	1,451
Destination XL Group, Inc.*	265	1,251
Dick’s Sporting Goods, Inc.	735	32,252
Express, Inc.*	210	3,278
Finish Line, Inc., Class A	524	13,116
Five Below, Inc.*	14,421	571,216
Foot Locker, Inc.	916	50,975
Francesca’s Holdings Corp.*	1,856	25,854
GameStop Corp., Class A	268	11,042
Genesco, Inc.*	97	7,251
GNC Holdings, Inc., Class A	3,989	154,534
Group 1 Automotive, Inc.	194	14,106
hhgregg, Inc.*	176	1,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	1,141	$48,641
Kirkland’s, Inc.*	369	5,945
Lithia Motors, Inc., Class A	4,451	336,896
Lumber Liquidators Holdings, Inc.*	1,211	69,487
Mattress Firm Holding Corp.*	4,580	275,075
Men’s Wearhouse, Inc.	1,662	78,480
Michaels Cos., Inc.*	771	13,477
Monro Muffler Brake, Inc.	1,389	67,408
Murphy USA, Inc.*	953	50,566
New York & Co., Inc.*	480	1,454
Outerwall, Inc.*	897	50,322
Pacific Sunwear of California, Inc.*	1,796	3,233
Penske Automotive Group, Inc.	820	33,284
PetSmart, Inc.	4,347	304,681
Pier 1 Imports, Inc.	4,146	49,296
Restoration Hardware Holdings, Inc.*	1,363	108,427
Ross Stores, Inc.	3,988	301,413
Sally Beauty Holdings, Inc.*	5,260	143,966
Select Comfort Corp.*	2,370	49,580
Signet Jewelers Ltd.	5,431	618,645
Sportsman’s Warehouse Holdings, Inc.*	22,543	151,827
Tile Shop Holdings, Inc.*	34,026	314,740
Tractor Supply Co.	5,514	339,166
Ulta Salon Cosmetics & Fragrance, Inc.*	7,266	858,623
Urban Outfitters, Inc.*	3,384	124,193
Vitamin Shoppe, Inc.*	3,996	177,382
Williams-Sonoma, Inc.	4,124	274,535
Winmark Corp.	112	8,232
Zumiez, Inc.*	718	20,176

		7,212,885

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.	2,355	182,560
Columbia Sportswear Co.	822	29,411
Crocs, Inc.*	520	6,542
Culp, Inc.	80	1,452
Deckers Outdoor Corp.*	1,517	147,422
Fossil Group, Inc.*	2,043	191,838
G-III Apparel Group Ltd.*	835	69,188
Hanesbrands, Inc.	4,364	468,868
Iconix Brand Group, Inc.*	704	26,006
Kate Spade & Co.*	16,266	426,657
Movado Group, Inc.	363	12,001
Oxford Industries, Inc.	646	39,400
Quiksilver, Inc.*	3,677	6,324
Samsonite International S.A.	107,360	345,660
Sequential Brands Group, Inc.*	584	7,300
Skechers U.S.A., Inc., Class A*	1,261	67,224
Steven Madden Ltd.*	2,535	81,703
Tumi Holdings, Inc.*	2,240	45,584
Under Armour, Inc., Class A*	5,103	352,617
Vera Bradley, Inc.*	977	20,204
Vince Holding Corp.*	7,193	217,660
Wolverine World Wide, Inc.	17,618	441,507

		3,187,128

Total Consumer Discretionary		33,113,454

Consumer Staples (3.3%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	1,062	235,509
Coca-Cola Bottling Co. Consolidated	193	14,404
Craft Brew Alliance, Inc.*	381	5,486
Monster Beverage Corp.*	3,100	284,177
National Beverage Corp.*	499	9,731

		549,307

Food & Staples Retailing (0.8%)
Andersons, Inc.	1,140	71,683
Casey’s General Stores, Inc.	1,689	121,101
Chefs’ Warehouse, Inc.*	658	10,699
Fairway Group Holdings Corp.*	888	3,321
Fresh Market, Inc.*	1,871	65,354
Liberator Medical Holdings, Inc.	1,543	4,830
Natural Grocers by Vitamin Cottage, Inc.*	373	6,073
PriceSmart, Inc.	813	69,625
Rite Aid Corp.*	28,531	138,090
Smart & Final Stores, Inc.*	6,000	86,580
Sprouts Farmers Market, Inc.*	22,332	649,191
United Natural Foods, Inc.*	2,174	133,614

		1,360,161

Food Products (1.6%)
Alico, Inc.	11	419
Annie’s, Inc.*	763	35,022
B&G Foods, Inc.	2,219	61,133
Boulder Brands, Inc.*	2,478	33,775
Calavo Growers, Inc.	580	26,181
Cal-Maine Foods, Inc.	672	60,030
Darling Ingredients, Inc.*	1,439	26,363
Diamond Foods, Inc.*	970	27,752
Farmer Bros Co.*	320	9,264
Flowers Foods, Inc.	7,558	138,765
Hain Celestial Group, Inc.*	2,015	206,235
Ingredion, Inc.	489	37,061
Inventure Foods, Inc.*	705	9,137
J&J Snack Foods Corp.	646	60,440
Keurig Green Mountain, Inc.	7,195	936,285
Lancaster Colony Corp.	499	42,555
Lifeway Foods, Inc.*	210	2,913
Limoneira Co.	496	11,750
Pilgrim’s Pride Corp.*	346	10,574
Sanderson Farms, Inc.	862	75,813
Seaboard Corp.*	1	2,675
SunOpta, Inc.*	8,920	107,664
Tootsie Roll Industries, Inc.	755	21,132
TreeHouse Foods, Inc.*	5,888	473,984
WhiteWave Foods Co.*	12,697	461,282

		2,878,204

Household Products (0.3%)
Central Garden & Pet Co., Class A*	168	1,351
Harbinger Group, Inc.*	1,545	20,271
Oil-Dri Corp. of America	62	1,616
Orchids Paper Products Co.	313	7,687
Spectrum Brands Holdings, Inc.	4,346	393,443
WD-40 Co.	644	43,766

		468,134

Personal Products (0.3%)
Avon Products, Inc.	7,759	97,763
Coty, Inc., Class A	2,230	36,907
Female Health Co.	727	2,537
Herbalife Ltd.	3,342	146,213
IGI Laboratories, Inc.*	1,395	13,001
Inter Parfums, Inc.	62	1,705
Medifast, Inc.*	566	18,582
Nu Skin Enterprises, Inc., Class A	2,576	115,997
Revlon, Inc., Class A*	126	3,993
Synutra International, Inc.*	702	3,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
USANA Health Sciences, Inc.*	260	$19,152

		459,030

Tobacco (0.0%)
22nd Century Group, Inc.*	1,958	4,934
Vector Group Ltd.	1,877	41,641

		46,575

Total Consumer Staples		5,761,411

Energy (4.8%)
Energy Equipment & Services (1.7%)
Aspen Aerogels, Inc.*	98	988
Atwood Oceanics, Inc.*	632	27,612
Basic Energy Services, Inc.*	1,378	29,889
C&J Energy Services, Inc.*	10,182	311,060
CARBO Ceramics, Inc.	866	51,293
Dresser-Rand Group, Inc.*	3,352	275,735
Dril-Quip, Inc.*	1,797	160,652
FMC Technologies, Inc.*	4,246	230,600
Forum Energy Technologies, Inc.*	964	29,508
Frank’s International N.V.	183	3,422
Geospace Technologies Corp.*	58	2,039
Glori Energy, Inc.*	606	4,787
Gulf Island Fabrication, Inc.	274	4,713
Independence Contract Drilling, Inc.*	89	1,046
ION Geophysical Corp.*	916	2,556
Key Energy Services, Inc.*	29,951	144,963
Matrix Service Co.*	1,157	27,907
Nabors Industries Ltd.	1,255	28,564
North Atlantic Drilling Ltd.	785	5,228
Oceaneering International, Inc.	10,218	665,907
Patterson-UTI Energy, Inc.	3,251	105,755
PHI, Inc. (Non-Voting)*	24	988
Pioneer Energy Services Corp.*	14,430	202,309
Profire Energy, Inc.*	739	3,067
RigNet, Inc.*	1,723	69,695
RPC, Inc.	2,702	59,336
Superior Energy Services, Inc.	11,638	382,541
Tesco Corp.	166	3,295
Unit Corp.*	151	8,856
Willbros Group, Inc.*	1,783	14,852

		2,859,163

Oil, Gas & Consumable Fuels (3.1%)
Abraxas Petroleum Corp.*	4,186	22,102
Adams Resources & Energy, Inc.	5	222
Alon USA Energy, Inc.	309	4,437
Apco Oil and Gas International, Inc.*	121	1,560
Approach Resources, Inc.*	771	11,180
Athlon Energy, Inc.*	2,279	132,706
Bonanza Creek Energy, Inc.*	1,459	83,017
BPZ Resources, Inc.*	2,584	4,935
Callon Petroleum Co.*	17,300	152,413
Carrizo Oil & Gas, Inc.*	2,017	108,555
Clayton Williams Energy, Inc.*	265	25,559
Clean Energy Fuels Corp.*	1,776	13,853
Concho Resources, Inc.*	1,877	235,357
CVR Energy, Inc.	299	13,374
Delek U.S. Holdings, Inc.	1,352	44,778
Diamondback Energy, Inc.*	6,622	495,193
Eclipse Resources Corp.*	629	10,454
Energen Corp.	4,925	355,782
Evolution Petroleum Corp.	1,077	9,887
EXCO Resources, Inc.	2,693	8,995
Forest Oil Corp.*	1,014	1,186
FX Energy, Inc.*	2,498	7,594
GasLog Ltd.	374	8,232
Gastar Exploration, Inc.*	2,886	16,941
Goodrich Petroleum Corp.*	1,562	23,149
Green Plains, Inc.	1,385	51,785
Gulfport Energy Corp.*	3,059	163,351
Isramco, Inc.*	47	5,742
Jones Energy, Inc., Class A*	533	10,010
Kodiak Oil & Gas Corp.*	11,804	160,180
Kosmos Energy Ltd.*	4,864	48,445
Laredo Petroleum Holdings, Inc.*	3,071	68,821
Magnum Hunter Resources Corp.*	8,858	49,339
Matador Resources Co.*	14,554	376,221
Memorial Resource Development Corp.*	1,229	33,318
Miller Energy Resources, Inc.*	228	1,003
Nordic American Offshore Ltd.	341	6,008
Oasis Petroleum, Inc.*	11,707	489,470
Pacific Ethanol, Inc.*	69	963
Panhandle Oil and Gas, Inc., Class A	335	20,000
Parsley Energy, Inc., Class A*	2,392	51,021
PBF Energy, Inc., Class A	980	23,520
PDC Energy, Inc.*	145	7,292
PetroQuest Energy, Inc.*	2,421	13,606
Pioneer Natural Resources Co.	2,319	456,773
QEP Resources, Inc.	1,071	32,965
Quicksilver Resources, Inc.*	986	594
REX American Resources Corp.*	219	15,961
Rex Energy Corp.*	25,176	318,980
Ring Energy, Inc.*	938	13,826
Rosetta Resources, Inc.*	378	16,844
RSP Permian, Inc.*	348	8,895
Sanchez Energy Corp.*	9,614	252,464
SemGroup Corp., Class A	1,875	156,131
SM Energy Co.	2,962	231,036
Solazyme, Inc.*	3,415	25,476
Synergy Resources Corp.*	2,994	36,497
Targa Resources Corp.	1,653	225,089
Teekay Corp.	907	60,189
TransAtlantic Petroleum Ltd.*	584	5,250
Triangle Petroleum Corp.*	1,942	21,381
Ultra Petroleum Corp.*	2,086	48,520
Vertex Energy, Inc.*	600	4,176
W&T Offshore, Inc.	710	7,810
Western Refining, Inc.	2,339	98,215
World Fuel Services Corp.	717	28,623

		5,437,251

Total Energy		8,296,414

Financials (7.5%)
Banks (2.0%)
Bank of the Ozarks, Inc.	3,490	110,005
BBCN Bancorp, Inc.	12,800	186,752
Cardinal Financial Corp.	114	1,946
CommunityOne Bancorp*	90	794
Eagle Bancorp, Inc.*	755	24,024
First Financial Bankshares, Inc.	1,522	42,296
First Republic Bank/California	6,831	337,315
Home BancShares, Inc./Arkansas	1,934	56,879
Iberiabank Corp.	4,576	286,046
Independent Bank Group, Inc.	5,394	255,945
Investors Bancorp, Inc.	1,948	19,733
ServisFirst Bancshares, Inc.	39	1,123
Signature Bank/New York*	5,920	663,395
Square 1 Financial, Inc., Class A*	10,620	204,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
SVB Financial Group*	3,769	$422,467
Talmer Bancorp, Inc., Class A	17,700	244,791
Texas Capital Bancshares, Inc.*	2,852	164,503
ViewPoint Financial Group, Inc.	173	4,142
Western Alliance Bancorp*	16,194	387,037

		3,413,416

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	1,863	373,271
Artisan Partners Asset Management, Inc., Class A	1,213	63,137
BGC Partners, Inc., Class A	2,019	15,001
Cohen & Steers, Inc.	846	32,520
Diamond Hill Investment Group, Inc.	124	15,258
Eaton Vance Corp.	5,280	199,214
Evercore Partners, Inc., Class A	6,683	314,101
Federated Investors, Inc., Class B	3,011	88,403
Financial Engines, Inc.	2,265	77,497
GAMCO Investors, Inc., Class A	281	19,878
Greenhill & Co., Inc.	1,232	57,276
HFF, Inc., Class A	1,449	41,949
INTL FCStone, Inc.*	134	2,321
Julius Baer Group Ltd.*	8,454	379,443
Ladenburg Thalmann Financial Services, Inc.*	4,275	18,126
Lazard Ltd., Class A	14,725	746,557
Legg Mason, Inc.	1,789	91,525
LPL Financial Holdings, Inc.	3,831	176,418
Manning & Napier, Inc.	7,036	118,134
Marcus & Millichap, Inc.*	343	10,379
Moelis & Co.	48	1,639
Northern Trust Corp.	4,500	306,135
NorthStar Asset Management Group, Inc.*	1,755	32,327
Pzena Investment Management, Inc., Class A	511	4,880
RCS Capital Corp., Class A	396	8,918
SEI Investments Co.	5,454	197,217
Silvercrest Asset Management Group, Inc., Class A	246	3,350
Stifel Financial Corp.*	6,694	313,882
Virtus Investment Partners, Inc.	1,940	336,978
Waddell & Reed Financial, Inc., Class A	3,738	193,217
Westwood Holdings Group, Inc.	326	18,481
WisdomTree Investments, Inc.*	4,747	54,021

		4,311,453

Consumer Finance (0.2%)
Credit Acceptance Corp.*	310	39,082
Encore Capital Group, Inc.*	756	33,498
First Cash Financial Services, Inc.*	1,270	71,095
Portfolio Recovery Associates, Inc.*	2,199	114,854
SLM Corp.	6,274	53,705
World Acceptance Corp.*	349	23,557

		335,791

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	3,770	201,789
MarketAxess Holdings, Inc.	1,655	102,378
MSCI, Inc.*	2,274	106,924

		411,091

Insurance (0.7%)
American Financial Group, Inc./Ohio	522	30,219
AmTrust Financial Services, Inc.	939	37,391
Arthur J. Gallagher & Co.	6,506	295,112
Assured Guaranty Ltd.	14,510	321,542
Atlas Financial Holdings, Inc.*	474	6,560
Brown & Brown, Inc.	301	9,677
Crawford & Co., Class B	328	2,706
eHealth, Inc.*	779	18,797
Employers Holdings, Inc.	831	15,997
Erie Indemnity Co., Class A	1,067	80,889
Federated National Holding Co.	548	15,393
HCI Group, Inc.	275	9,897
Heritage Insurance Holdings, Inc.*	355	5,346
Infinity Property & Casualty Corp.	185	11,842
Maiden Holdings Ltd.	288	3,191
National Interstate Corp.	54	1,507
Reinsurance Group of America, Inc.	837	67,069
United Insurance Holdings Corp.	694	10,410
Universal Insurance Holdings, Inc.	1,300	16,809
XL Group plc.	9,400	311,798

		1,272,152

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	88	32,904
Apartment Investment & Management Co. (REIT), Class A	3,645	115,984
Aviv REIT, Inc. (REIT)	73	1,924
CareTrust REIT, Inc. (REIT)*	853	12,198
CBS Outdoor Americas, Inc. (REIT)	379	11,347
Columbia Property Trust, Inc. (REIT)	855	20,409
CoreSite Realty Corp. (REIT)	912	29,977
DuPont Fabros Technology, Inc. (REIT)	925	25,012
EastGroup Properties, Inc. (REIT)	1,264	76,586
Empire State Realty Trust, Inc. (REIT), Class A	4,085	61,357
Equity Lifestyle Properties, Inc. (REIT)	2,676	113,355
Extra Space Storage, Inc. (REIT)	5,105	263,265
Federal Realty Investment Trust (REIT)	1,966	232,892
Gaming and Leisure Properties, Inc. (REIT)	644	19,900
Glimcher Realty Trust (REIT)	5,454	73,847
Healthcare Trust of America, Inc. (REIT), Class A	1,319	15,300
National Health Investors, Inc. (REIT)	1,469	83,939
NorthStar Realty Finance Corp. (REIT)	1,998	35,305
Omega Healthcare Investors, Inc. (REIT)	1,843	63,012
Potlatch Corp. (REIT)	1,808	72,700
PS Business Parks, Inc. (REIT)	433	32,969
QTS Realty Trust, Inc. (REIT), Class A	555	16,844
Rayonier, Inc. (REIT)	676	21,051
Ryman Hospitality Properties, Inc. (REIT)	970	45,881
Sabra Health Care REIT, Inc. (REIT)	1,985	48,275
Saul Centers, Inc. (REIT)	375	17,527
Sovran Self Storage, Inc. (REIT)	1,255	93,322
Strategic Hotels & Resorts, Inc. (REIT)*	8,253	96,147
Sun Communities, Inc. (REIT)	2,090	105,545
Tanger Factory Outlet Centers, Inc. (REIT)	2,527	82,683
Taubman Centers, Inc. (REIT)	2,605	190,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
UMH Properties, Inc. (REIT)	95	$903
Universal Health Realty Income Trust (REIT)	356	14,838
Urstadt Biddle Properties, Inc. (REIT), Class A	564	11,449

		2,138,812

Real Estate Management & Development (0.4%)
Altisource Asset Management Corp.*	51	34,425
Altisource Portfolio Solutions S.A.*	635	64,008
CBRE Group, Inc., Class A*	10,395	309,147
Consolidated-Tomoka Land Co.	55	2,699
Forestar Group, Inc.*	180	3,190
Howard Hughes Corp.*	829	124,350
Jones Lang LaSalle, Inc.	530	66,960
Kennedy-Wilson Holdings, Inc.	235	5,631
Realogy Holdings Corp.*	2,779	103,379
St. Joe Co.*	1,618	32,247
Tejon Ranch Co.*	55	1,542

		747,578

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	621	45,153
Essent Group Ltd.*	10,281	220,116
Kearny Financial Corp.*	44	586
Meridian Bancorp, Inc.*	969	10,233
MGIC Investment Corp.*	6,126	47,844
Nationstar Mortgage Holdings, Inc.*	862	29,515
Ocwen Financial Corp.*	4,684	122,627
Radian Group, Inc.	1,720	24,527
Stonegate Mortgage Corp.*	107	1,390
Tree.com, Inc.*	122	4,379
United Financial Bancorp, Inc.	426	5,406

		511,776

Total Financials		13,142,069

Health Care (17.6%)
Biotechnology (5.0%)
ACADIA Pharmaceuticals, Inc.*	3,192	79,034
Acceleron Pharma, Inc.*	723	21,864
Achillion Pharmaceuticals, Inc.*	898	8,962
Acorda Therapeutics, Inc.*	1,832	62,068
Actinium Pharmaceuticals, Inc.*	867	5,809
Adamas Pharmaceuticals, Inc.*	107	1,992
Aegerion Pharmaceuticals, Inc.*	1,305	43,561
Agenus, Inc.*	2,288	7,116
Agios Pharmaceuticals, Inc.*	593	36,381
Akebia Therapeutics, Inc.*	343	7,591
Alder Biopharmaceuticals, Inc.*	349	4,425
Alkermes plc*	5,405	231,712
Alnylam Pharmaceuticals, Inc.*	4,051	316,383
AMAG Pharmaceuticals, Inc.*	629	20,071
Anacor Pharmaceuticals, Inc.*	531	12,994
Applied Genetic Technologies Corp.*	269	5,006
Ardelyx, Inc.*	140	1,989
Arena Pharmaceuticals, Inc.*	9,680	40,559
ARIAD Pharmaceuticals, Inc.*	7,278	39,301
Array BioPharma, Inc.*	4,462	15,929
Arrowhead Research Corp.*	2,273	33,572
Auspex Pharmaceuticals, Inc.*	404	10,371
Avalanche Biotechnologies, Inc.*	246	8,411
BioCryst Pharmaceuticals, Inc.*	2,424	23,707
BioSpecifics Technologies Corp.*	162	5,719
BioTime, Inc.*	2,254	7,078
Bluebird Bio, Inc.*	953	34,194
Cara Therapeutics, Inc.*	232	1,946
Celldex Therapeutics, Inc.*	23,342	302,512
Cellular Dynamics International, Inc.*	401	2,819
Cepheid, Inc.*	7,842	345,283
Chimerix, Inc.*	1,181	32,619
Clovis Oncology, Inc.*	1,085	49,216
CTI BioPharma Corp.*	5,794	14,022
Cubist Pharmaceuticals, Inc.*	10,707	710,302
Cytori Therapeutics, Inc.*	1,831	1,238
CytRx Corp.*	681	1,730
Dendreon Corp.*	7,126	10,261
Dicerna Pharmaceuticals, Inc.*	148	1,884
Durata Therapeutics, Inc.*	686	8,698
Dyax Corp.*	5,955	60,265
Eleven Biotherapeutics, Inc.*	203	2,261
Emergent Biosolutions, Inc.*	162	3,452
Enanta Pharmaceuticals, Inc.*	458	18,123
Epizyme, Inc.*	557	15,100
Esperion Therapeutics, Inc.*	235	5,748
Exact Sciences Corp.*	7,175	139,052
Exelixis, Inc.*	8,497	13,000
Five Prime Therapeutics, Inc.*	758	8,891
Flexion Therapeutics, Inc.*	201	3,670
Foundation Medicine, Inc.*	611	11,585
Galectin Therapeutics, Inc.*	799	4,019
Galena Biopharma, Inc.*	5,222	10,757
Genocea Biosciences, Inc.*	176	1,593
Genomic Health, Inc.*	754	21,346
Halozyme Therapeutics, Inc.*	4,538	41,296
Heron Therapeutics, Inc.*	8,319	69,297
Hyperion Therapeutics, Inc.*	475	11,980
Idera Pharmaceuticals, Inc.*	2,338	5,354
Immune Design Corp.*	199	3,514
ImmunoGen, Inc.*	3,758	39,797
Immunomedics, Inc.*	3,406	12,670
Incyte Corp.*	9,233	452,879
Infinity Pharmaceuticals, Inc.*	2,163	29,027
Inovio Pharmaceuticals, Inc.*	2,339	23,039
Insmed, Inc.*	2,170	28,319
Insys Therapeutics, Inc.*	430	16,675
Intercept Pharmaceuticals, Inc.*	545	128,996
Intrexon Corp.*	1,559	28,966
Ironwood Pharmaceuticals, Inc.*	5,252	68,040
Isis Pharmaceuticals, Inc.*	6,521	253,210
Karyopharm Therapeutics, Inc.*	8,090	282,665
Keryx Biopharmaceuticals, Inc.*	14,568	200,310
Kindred Biosciences, Inc.*	471	4,357
Kite Pharma, Inc.*	310	8,835
KYTHERA Biopharmaceuticals, Inc.*	766	25,094
Lexicon Pharmaceuticals, Inc.*	8,881	12,522
Ligand Pharmaceuticals, Inc.*	912	42,855
Loxo Oncology, Inc.*	96	1,260
MacroGenics, Inc.*	875	18,288
MannKind Corp.*	10,017	59,200
Medivation, Inc.*	3,352	331,412
Merrimack Pharmaceuticals, Inc.*	4,065	35,691
MiMedx Group, Inc.*	4,077	29,069
Mirati Therapeutics, Inc.*	312	5,463
Momenta Pharmaceuticals, Inc.*	2,103	23,848
Myriad Genetics, Inc.*	2,886	111,313
NanoViricides, Inc.*	1,935	5,805
Navidea Biopharmaceuticals, Inc.*	5,280	6,970
NeoStem, Inc.*	539	2,981
Neuralstem, Inc.*	2,990	9,807
Neurocrine Biosciences, Inc.*	3,340	52,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
NewLink Genetics Corp.*	885	$18,957
Northwest Biotherapeutics, Inc.*	1,578	7,937
Novavax, Inc.*	10,422	43,460
NPS Pharmaceuticals, Inc.*	15,056	391,456
Ohr Pharmaceutical, Inc.*	928	6,728
OncoMed Pharmaceuticals, Inc.*	547	10,355
Oncothyreon, Inc.*	3,585	6,883
Ophthotech Corp.*	611	23,786
OPKO Health, Inc.*	8,681	73,875
Orexigen Therapeutics, Inc.*	5,355	22,812
Organovo Holdings, Inc.*	2,749	17,511
Osiris Therapeutics, Inc.*	744	9,367
Otonomy, Inc.*	254	6,096
PDL BioPharma, Inc.	7,158	53,470
Peregrine Pharmaceuticals, Inc.*	7,190	9,778
Pharmacyclics, Inc.*	4,796	563,194
Portola Pharmaceuticals, Inc.*	1,595	40,322
Progenics Pharmaceuticals, Inc.*	697	3,617
Prothena Corp. plc*	307	6,803
PTC Therapeutics, Inc.*	848	37,320
Puma Biotechnology, Inc.*	1,977	471,653
Radius Health, Inc.*	252	5,292
Raptor Pharmaceutical Corp.*	2,759	26,459
Receptos, Inc.*	1,662	103,227
Regado Biosciences, Inc.*	670	757
Regeneron Pharmaceuticals, Inc.*	932	336,005
Regulus Therapeutics, Inc.*	585	3,996
Repligen Corp.*	1,424	28,352
Retrophin, Inc.*	931	8,398
Sage Therapeutics, Inc.*	199	6,269
Sangamo BioSciences, Inc.*	2,959	31,913
Sarepta Therapeutics, Inc.*	1,793	37,832
Seattle Genetics, Inc.*	4,422	164,410
Spectrum Pharmaceuticals, Inc.*	675	5,495
Stemline Therapeutics, Inc.*	524	6,529
Sunesis Pharmaceuticals, Inc.*	2,169	15,487
Synageva BioPharma Corp.*	2,581	177,521
Synergy Pharmaceuticals, Inc.*	4,131	11,505
Synta Pharmaceuticals Corp.*	2,813	8,467
T2 Biosystems, Inc.*	183	3,310
TESARO, Inc.*	5,455	146,849
TG Therapeutics, Inc.*	1,019	10,873
Threshold Pharmaceuticals, Inc.*	2,126	7,675
Ultragenyx Pharmaceutical, Inc.*	311	17,603
United Therapeutics Corp.*	2,099	270,036
Vanda Pharmaceuticals, Inc.*	1,477	15,331
Verastem, Inc.*	119	1,014
Versartis, Inc.*	307	5,830
Vital Therapies, Inc.*	228	4,653
Xencor, Inc.*	609	5,670
XOMA Corp.*	3,019	12,710
Zafgen, Inc.*	233	4,578
ZIOPHARM Oncology, Inc.*	3,543	9,354

		8,689,113

Health Care Equipment & Supplies (4.0%)
Abaxis, Inc.	981	49,746
ABIOMED, Inc.*	1,751	43,477
Accuray, Inc.*	3,436	24,945
Align Technology, Inc.*	9,274	479,280
Anika Therapeutics, Inc.*	631	23,132
Antares Pharma, Inc.*	5,302	9,703
AtriCure, Inc.*	895	13,174
Atrion Corp.	68	20,741
Cantel Medical Corp.	1,484	51,020
Cardiovascular Systems, Inc.*	1,216	28,734
Cerus Corp.*	3,099	12,427
Cooper Cos., Inc.	1,556	242,347
Cyberonics, Inc.*	1,186	60,676
Cynosure, Inc., Class A*	349	7,329
DexCom, Inc.*	26,997	1,079,610
Endologix, Inc.*	2,842	30,125
GenMark Diagnostics, Inc.*	1,846	16,559
Globus Medical, Inc., Class A*	2,906	57,161
Greatbatch, Inc.*	7,470	318,297
Haemonetics Corp.*	199	6,949
HeartWare International, Inc.*	12,065	936,606
Hill-Rom Holdings, Inc.	162	6,712
Hologic, Inc.*	3,403	82,795
IDEXX Laboratories, Inc.*	2,246	264,646
Inogen, Inc.*	247	5,091
Insulet Corp.*	18,598	685,336
Integra LifeSciences Holdings Corp.*	451	22,388
K2M Group Holdings, Inc.*	390	5,628
LDR Holding Corp.*	732	22,787
Masimo Corp.*	2,127	45,263
Meridian Bioscience, Inc.	1,837	32,496
Natus Medical, Inc.*	1,407	41,521
Neogen Corp.*	8,379	330,970
NuVasive, Inc.*	1,711	59,663
NxStage Medical, Inc.*	2,697	35,412
Ocular Therapeutix, Inc.*	196	2,934
OraSure Technologies, Inc.*	137	989
Oxford Immunotec Global plc*	572	8,734
Quidel Corp.*	1,255	33,722
ResMed, Inc.	6,143	302,666
Rockwell Medical, Inc.*	203	1,855
Roka Bioscience, Inc.*	148	1,487
Sirona Dental Systems, Inc.*	5,822	446,431
Spectranetics Corp.*	14,622	388,506
STAAR Surgical Co.*	1,684	17,901
STERIS Corp.	2,575	138,947
SurModics, Inc.*	102	1,852
Tandem Diabetes Care, Inc.*	10,478	140,615
Thoratec Corp.*	2,499	66,798
TriVascular Technologies, Inc.*	329	4,764
Unilife Corp.*	3,751	8,608
Utah Medical Products, Inc.	172	8,387
Vascular Solutions, Inc.*	771	19,044
Veracyte, Inc.*	284	2,769
Volcano Corp.*	2,287	24,334
West Pharmaceutical Services, Inc.	3,076	137,682
Wright Medical Group, Inc.*	1,007	30,512
Zeltiq Aesthetics, Inc.*	1,274	28,831

		6,971,114

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	11,880	576,180
Addus HomeCare Corp.*	18	353
Adeptus Health, Inc., Class A*	6,522	162,398
Air Methods Corp.*	1,728	95,990
Alliance HealthCare Services, Inc.*	56	1,266
Amsurg Corp.*	388	19,419
Bio-Reference Laboratories, Inc.*	1,022	28,677
BioTelemetry, Inc.*	664	4,455
Brookdale Senior Living, Inc.*	7,530	242,617
Capital Senior Living Corp.*	1,292	27,429
Centene Corp.*	2,529	209,174
Chemed Corp.	769	79,130
CorVel Corp.*	481	16,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ensign Group, Inc.	820	$28,536
Envision Healthcare Holdings, Inc.*	26,352	913,887
ExamWorks Group, Inc.*	1,534	50,238
Gentiva Health Services, Inc.*	1,393	23,375
HealthEquity, Inc.*	4,248	77,781
HealthSouth Corp.	2,944	108,634
Healthways, Inc.*	736	11,791
IPC The Hospitalist Co., Inc.*	444	19,887
Landauer, Inc.	428	14,128
MEDNAX, Inc.*	6,662	365,211
Molina Healthcare, Inc.*	1,316	55,667
MWI Veterinary Supply, Inc.*	2,279	338,204
National Research Corp., Class A*	342	4,449
National Research Corp., Class B*	42	1,558
Patterson Cos., Inc.	322	13,340
Premier, Inc., Class A*	10,203	335,271
Providence Service Corp.*	499	24,142
RadNet, Inc.*	1,318	8,725
Select Medical Holdings Corp.	3,254	39,146
Skilled Healthcare Group, Inc., Class A*	490	3,234
Surgical Care Affiliates, Inc.*	534	14,274
Team Health Holdings, Inc.*	3,074	178,261
Tenet Healthcare Corp.*	4,276	253,952
U.S. Physical Therapy, Inc.	537	19,004
Universal Health Services, Inc., Class B	864	90,288

		4,456,449

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	2,945	39,507
athenahealth, Inc.*	1,659	218,474
Castlight Health, Inc., Class B*	467	6,043
Cerner Corp.*	4,543	270,627
Computer Programs & Systems, Inc.	476	27,365
HealthStream, Inc.*	8,144	195,537
HMS Holdings Corp.*	20,697	390,139
Imprivata, Inc.*	135	2,095
MedAssets, Inc.*	2,533	52,484
Medidata Solutions, Inc.*	2,363	104,657
Merge Healthcare, Inc.*	2,935	6,457
Omnicell, Inc.*	1,612	44,056
Quality Systems, Inc.	2,227	30,666
Veeva Systems, Inc., Class A*	15,567	438,522
Vocera Communications, Inc.*	1,015	8,191

		1,834,820

Life Sciences Tools & Services (1.5%)
Accelerate Diagnostics, Inc.*	994	21,351
Affymetrix, Inc.*	768	6,129
Bruker Corp.*	4,856	89,909
Cambrex Corp.*	1,356	25,330
Charles River Laboratories International, Inc.*	996	59,501
Covance, Inc.*	6,204	488,255
Enzo Biochem, Inc.*	1,413	7,277
Fluidigm Corp.*	8,432	206,584
Furiex Pharmaceuticals, Inc.(b)*†	311	3,038
ICON plc*	4,965	284,147
Luminex Corp.*	1,632	31,824
Mettler-Toledo International, Inc.*	1,283	328,615
NanoString Technologies, Inc.*	448	4,901
Pacific Biosciences of California, Inc.*	2,501	12,280
PAREXEL International Corp.*	9,517	600,427
PerkinElmer, Inc.	946	41,246
Quintiles Transnational Holdings, Inc.*	5,781	322,464
Sequenom, Inc.*	5,233	15,542
Techne Corp.	787	73,624

		2,622,444

Pharmaceuticals (3.5%)
AcelRx Pharmaceuticals, Inc.*	1,140	6,259
Achaogen, Inc.*	317	2,840
Actavis plc*	1,987	479,423
Aerie Pharmaceuticals, Inc.*	474	9,807
Akorn, Inc.*	16,527	599,434
Alimera Sciences, Inc.*	1,163	6,303
Amphastar Pharmaceuticals, Inc.*	304	3,542
Ampio Pharmaceuticals, Inc.*	1,832	6,467
ANI Pharmaceuticals, Inc.*	298	8,427
Aratana Therapeutics, Inc.*	24,016	241,121
Auxilium Pharmaceuticals, Inc.*	2,193	65,461
AVANIR Pharmaceuticals, Inc.*	7,497	89,364
BioDelivery Sciences International, Inc.*	1,847	31,565
Bio-Path Holdings, Inc.*	3,236	6,504
Catalent, Inc.*	1,901	47,582
Cempra, Inc.*	1,043	11,431
Corcept Therapeutics, Inc.*	2,389	6,403
Corium International, Inc.*	11,125	68,308
Depomed, Inc.*	2,543	38,628
Egalet Corp.*	154	878
Endocyte, Inc.*	1,693	10,293
GW Pharmaceuticals plc (ADR)*	1,591	128,632
Horizon Pharma plc*	2,866	35,194
Impax Laboratories, Inc.*	10,128	240,135
Intersect ENT, Inc.*	125	1,938
Intra-Cellular Therapies, Inc.*	761	10,433
Jazz Pharmaceuticals plc*	5,337	856,909
Lannett Co., Inc.*	1,134	51,801
Mallinckrodt plc*	3,585	323,188
Medicines Co.*	2,563	57,206
Nektar Therapeutics*	3,181	38,395
Omeros Corp.*	1,391	17,694
Ono Pharmaceutical Co., Ltd.	5,007	444,661
Pacira Pharmaceuticals, Inc.*	1,560	151,195
Pain Therapeutics, Inc.*	1,643	6,424
Pernix Therapeutics Holdings, Inc.*	1,454	11,167
Phibro Animal Health Corp., Class A	7,453	167,022
POZEN, Inc.*	1,154	8,470
Prestige Brands Holdings, Inc.*	2,284	73,933
Relypsa, Inc.*	747	15,754
Repros Therapeutics, Inc.*	1,028	10,177
Revance Therapeutics, Inc.*	10,329	199,660
Sagent Pharmaceuticals, Inc.*	12,946	402,621
Salix Pharmaceuticals Ltd.*	5,550	867,132
SciClone Pharmaceuticals, Inc.*	1,375	9,474
Sucampo Pharmaceuticals, Inc., Class A*	776	5,044
Supernus Pharmaceuticals, Inc.*	1,314	11,419
Tetraphase Pharmaceuticals, Inc.*	971	19,371
TherapeuticsMD, Inc.*	4,726	21,929
Theravance Biopharma, Inc.*	981	22,612
Theravance, Inc.	3,428	58,585
VIVUS, Inc.*	4,020	15,517
XenoPort, Inc.*	391	2,104
Zogenix, Inc.*	5,422	6,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
ZS Pharma, Inc.*	248	$9,729

		6,041,800

Total Health Care		30,615,740

Industrials (18.4%)
Aerospace & Defense (2.2%)
Aerovironment, Inc.*	455	13,682
American Science & Engineering, Inc.	29	1,606
Astronics Corp.*	7,898	376,577
Astronics Corp., Class B*	1,580	75,031
Cubic Corp.	37	1,732
Curtiss-Wright Corp.	546	35,992
DigitalGlobe, Inc.*	29,757	848,074
Ducommun, Inc.*	189	5,180
GenCorp, Inc.*	2,644	42,225
HEICO Corp.	2,902	135,523
Hexcel Corp.*	18,078	717,697
Huntington Ingalls Industries, Inc.	1,820	189,662
KEYW Holding Corp.*	25,003	276,783
Moog, Inc., Class A*	145	9,918
SIFCO Industries, Inc.	29	873
Sparton Corp.*	447	11,019
Spirit AeroSystems Holdings, Inc., Class A*	4,918	187,179
Taser International, Inc.*	2,400	37,056
Teledyne Technologies, Inc.*	367	34,502
Textron, Inc.	9,626	346,440
TransDigm Group, Inc.	2,347	432,622
Triumph Group, Inc.	551	35,843

		3,815,216

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	1,044	24,586
Expeditors International of Washington, Inc.	7,972	323,504
Forward Air Corp.	1,348	60,431
Hub Group, Inc., Class A*	10,229	414,581
Park-Ohio Holdings Corp.	383	18,331
XPO Logistics, Inc.*	442	16,650

		858,083

Airlines (0.8%)
Alaska Air Group, Inc.	5,499	239,426
Allegiant Travel Co.	3,221	398,309
Copa Holdings S.A., Class A	1,146	122,954
Hawaiian Holdings, Inc.*	1,966	26,443
JetBlue Airways Corp.*	1,504	15,973
Spirit Airlines, Inc.*	8,435	583,196

		1,386,301

Building Products (0.6%)
A.O. Smith Corp.	1,501	70,967
AAON, Inc.	1,846	31,400
Advanced Drainage Systems, Inc.*	420	8,799
Allegion plc	4,232	201,612
American Woodmark Corp.*	543	20,015
Apogee Enterprises, Inc.	754	30,009
Armstrong World Industries, Inc.*	1,979	110,824
Builders FirstSource, Inc.*	1,977	10,775
Continental Building Products, Inc.*	511	7,461
Fortune Brands Home & Security, Inc.	3,034	124,728
Griffon Corp.	349	3,975
Insteel Industries, Inc.	701	14,413
Lennox International, Inc.	2,157	165,809
Masonite International Corp.*	175	9,691
NCI Building Systems, Inc.*	1,238	24,017
Norcraft Cos., Inc.*	336	5,359
Nortek, Inc.*	404	30,098
Patrick Industries, Inc.*	358	15,165
PGT, Inc.*	2,068	19,274
Ply Gem Holdings, Inc.*	779	8,444
Quanex Building Products Corp.	117	2,117
Simpson Manufacturing Co., Inc.	112	3,265
Trex Co., Inc.*	1,481	51,198
USG Corp.*	4,103	112,791

		1,082,206

Commercial Services & Supplies (2.0%)
ARC Document Solutions, Inc.*	1,788	14,483
Casella Waste Systems, Inc., Class A*	1,550	5,967
Cenveo, Inc.*	976	2,411
Cintas Corp.	3,523	248,688
Clean Harbors, Inc.*	8,257	445,217
Copart, Inc.*	4,930	154,383
Covanta Holding Corp.	1,894	40,191
Deluxe Corp.	1,123	61,945
Healthcare Services Group, Inc.	3,067	87,747
Heritage-Crystal Clean, Inc.*	359	5,335
Herman Miller, Inc.	2,609	77,879
HNI Corp.	1,794	64,566
InnerWorkings, Inc.*	128	1,035
Interface, Inc.	24,324	392,589
Iron Mountain, Inc. (REIT)	6,684	218,232
KAR Auction Services, Inc.	2,484	71,117
Knoll, Inc.	2,136	36,974
Mobile Mini, Inc.	9,900	346,203
MSA Safety, Inc.	1,299	64,171
Multi-Color Corp.	269	12,234
Performant Financial Corp.*	1,211	9,785
Pitney Bowes, Inc.	4,053	101,284
Quest Resource Holding Corp.*	690	1,187
R.R. Donnelley & Sons Co.	827	13,612
Rollins, Inc.	2,806	82,160
SP Plus Corp.*	634	12,021
Steelcase, Inc., Class A	19,436	314,669
Team, Inc.*	904	34,271
Tetra Tech, Inc.	193	4,821
U.S. Ecology, Inc.	9,754	456,097
Waste Connections, Inc.	3,311	160,650
West Corp.	902	26,573

		3,568,497

Construction & Engineering (0.7%)
AECOM Technology Corp.*	14,297	482,524
Aegion Corp.*	157	3,493
Argan, Inc.	213	7,110
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,317	249,739
Comfort Systems USA, Inc.	322	4,363
Dycom Industries, Inc.*	1,333	40,936
Foster Wheeler AG	4,378	138,432
Furmanite Corp.*	1,650	11,154
Great Lakes Dredge & Dock Corp.*	150	927
MasTec, Inc.*	2,875	88,033
Primoris Services Corp.	1,673	44,903
Quanta Services, Inc.*	2,290	83,104
Sterling Construction Co., Inc.*	32	246

		1,154,964

Electrical Equipment (1.1%)
Acuity Brands, Inc.	5,252	618,213
AMETEK, Inc.	8,508	427,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
AZZ, Inc.	1,128	$47,117
Capstone Turbine Corp.*	14,606	15,628
Encore Wire Corp.	683	25,333
EnerSys, Inc.	494	28,968
Enphase Energy, Inc.*	821	12,307
Franklin Electric Co., Inc.	1,929	67,014
FuelCell Energy, Inc.*	10,178	21,272
Generac Holdings, Inc.*	9,634	390,562
Hubbell, Inc., Class B	414	49,899
Polypore International, Inc.*	1,966	76,497
Power Solutions International, Inc.*	200	13,800
Preformed Line Products Co.	9	475
Revolution Lighting Technologies, Inc.*	1,230	2,066
SolarCity Corp.*	1,856	110,618
TCP International Holdings Ltd.*	1,386	10,561
Thermon Group Holdings, Inc.*	1,405	34,310
Vicor Corp.*	123	1,156

		1,952,983

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,776	464,275
Raven Industries, Inc.	1,608	39,235

		503,510

Machinery (4.8%)
Accuride Corp.*	1,455	5,514
Actuant Corp., Class A	8,327	254,140
Albany International Corp., Class A	155	5,276
Allison Transmission Holdings, Inc.	5,924	168,775
Altra Industrial Motion Corp.	12,349	360,097
American Railcar Industries, Inc.	379	28,016
ARC Group Worldwide, Inc.*	131	2,046
Blount International, Inc.*	2,187	33,089
Chart Industries, Inc.*	4,797	293,241
CIRCOR International, Inc.	699	47,064
CLARCOR, Inc.	2,069	130,513
Colfax Corp.*	4,177	237,964
Columbus McKinnon Corp.	91	2,001
Commercial Vehicle Group, Inc.*	1,147	7,088
Crane Co.	777	49,114
Donaldson Co., Inc.	5,718	232,322
Douglas Dynamics, Inc.	826	16,107
Dynamic Materials Corp.	53	1,010
Energy Recovery, Inc.*	509	1,802
EnPro Industries, Inc.*	1,003	60,712
ExOne Co.*	439	9,171
Global Brass & Copper Holdings, Inc.	859	12,602
Gorman-Rupp Co.	824	24,753
Graco, Inc.	2,655	193,762
Graham Corp.	447	12,851
Greenbrier Cos., Inc.	1,207	88,570
Harsco Corp.	3,509	75,128
Hillenbrand, Inc.	2,733	84,422
Hyster-Yale Materials Handling, Inc.	451	32,301
IDEX Corp.	10,815	782,682
ITT Corp.	894	40,176
John Bean Technologies Corp.	1,286	36,175
Kadant, Inc.	65	2,538
Lincoln Electric Holdings, Inc.	7,785	538,216
Lindsay Corp.	482	36,029
Lydall, Inc.*	644	17,394
Manitex International, Inc.*	611	6,898
Manitowoc Co., Inc.	13,267	311,111
Meritor, Inc.*	2,248	24,391
Middleby Corp.*	8,224	724,781
Miller Industries, Inc.	51	862
Mueller Industries, Inc.	1,638	46,749
Mueller Water Products, Inc., Class A	6,979	57,786
Navistar International Corp.*	391	12,868
NN, Inc.	704	18,811
Nordson Corp.	2,819	214,441
Omega Flex, Inc.	126	2,452
Pall Corp.	3,766	315,214
Pentair plc.	4,458	291,954
Proto Labs, Inc.*	4,990	344,310
RBC Bearings, Inc.	1,024	58,061
Rexnord Corp.*	3,299	93,857
Snap-on, Inc.	355	42,983
Standex International Corp.	402	29,804
Sun Hydraulics Corp.	969	36,425
Tennant Co.	810	54,343
Timken Co.	237	10,046
Toro Co.	2,478	146,772
TriMas Corp.*	1,757	42,748
Trinity Industries, Inc.	5,204	243,131
Twin Disc, Inc.	253	6,821
Valmont Industries, Inc.	3,079	415,449
Wabash National Corp.*	3,017	40,186
WABCO Holdings, Inc.*	2,485	226,011
Wabtec Corp.	4,233	343,042
Watts Water Technologies, Inc., Class A	73	4,252
Woodward, Inc.	1,940	92,383
Xerium Technologies, Inc.*	478	6,984
Xylem, Inc.	5,833	207,013

		8,395,600

Marine (0.5%)
Kirby Corp.*	7,392	871,147
Matson, Inc.	675	16,895

		888,042

Professional Services (2.2%)
Advisory Board Co.*	10,239	477,035
Barrett Business Services, Inc.	315	12,439
Corporate Executive Board Co.	1,475	88,603
Corporate Resource Services, Inc.*	751	1,126
Dun & Bradstreet Corp.	580	68,133
Equifax, Inc.	2,858	213,607
Exponent, Inc.	3,150	223,272
Franklin Covey Co.*	284	5,563
GP Strategies Corp.*	452	12,981
Hill International, Inc.*	1,029	4,116
Huron Consulting Group, Inc.*	2,387	145,535
IHS, Inc., Class A*	4,457	557,972
Insperity, Inc.	990	27,067
Kforce, Inc.	1,208	23,641
Korn/Ferry International*	1,112	27,689
Manpowergroup, Inc.	5,011	351,271
Mistras Group, Inc.*	714	14,566
Nielsen N.V.	8,014	355,261
On Assignment, Inc.*	2,387	64,091
Paylocity Holding Corp.*	5,511	108,291
Robert Half International, Inc.	17,115	838,635
RPX Corp.*	292	4,009
TriNet Group, Inc.*	205	5,279
TrueBlue, Inc.*	1,814	45,822
WageWorks, Inc.*	1,544	70,298

		3,746,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.3%)
AMERCO	179	$46,878
ArcBest Corp.	1,053	39,277
Avis Budget Group, Inc.*	4,615	253,317
Celadon Group, Inc.	87	1,692
Genesee & Wyoming, Inc., Class A*	6,201	591,017
Heartland Express, Inc.	2,399	57,480
Kansas City Southern	2,719	329,543
Knight Transportation, Inc.	2,625	71,899
Landstar System, Inc.	6,666	481,218
Marten Transport Ltd.	438	7,801
Old Dominion Freight Line, Inc.*	2,765	195,320
P.A.M. Transportation Services, Inc.*	38	1,377
Quality Distribution, Inc.*	312	3,987
Roadrunner Transportation Systems, Inc.*	462	10,529
Saia, Inc.*	1,080	53,525
Swift Transportation Co.*	3,752	78,717
Universal Truckload Services, Inc.	183	4,438
Werner Enterprises, Inc.	418	10,534
YRC Worldwide, Inc.*	234	4,755

		2,243,304

Trading Companies & Distributors (1.4%)
Aceto Corp.	175	3,381
Air Lease Corp.	291	9,458
Aircastle Ltd.	852	13,939
Applied Industrial Technologies, Inc.	676	30,859
Beacon Roofing Supply, Inc.*	6,982	177,901
DXP Enterprises, Inc.*	565	41,629
General Finance Corp.*	490	4,346
H&E Equipment Services, Inc.	1,381	55,627
HD Supply Holdings, Inc.*	21,377	582,737
Kaman Corp.	629	24,720
MRC Global, Inc.*	2,026	47,246
MSC Industrial Direct Co., Inc., Class A	6,386	545,748
NOW, Inc.*	423	12,863
Rush Enterprises, Inc., Class A*	1,256	42,013
Stock Building Supply Holdings, Inc.*	645	10,133
TAL International Group, Inc.*	504	20,790
Textainer Group Holdings Ltd.	249	7,749
Titan Machinery, Inc.*	117	1,520
United Rentals, Inc.*	4,149	460,954
Watsco, Inc.	1,123	96,780
WESCO International, Inc.*	3,318	259,667

		2,450,060

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	347	6,038

Total Industrials		32,051,106

Information Technology (22.2%)
Communications Equipment (2.3%)
ADTRAN, Inc.	1,295	26,586
Alliance Fiber Optic Products, Inc.	574	7,135
Applied Optoelectronics, Inc.*	653	10,513
Arista Networks, Inc.*	200	17,666
ARRIS Group, Inc.*	5,505	156,094
Aruba Networks, Inc.*	4,664	100,649
CalAmp Corp.*	1,574	27,734
Ciena Corp.*	4,588	76,711
Clearfield, Inc.*	502	6,391
CommScope Holding Co., Inc.*	2,719	65,011
EchoStar Corp., Class A*	469	22,868
Extreme Networks, Inc.*	2,835	13,580
F5 Networks, Inc.*	7,920	940,421
Finisar Corp.*	4,007	66,636
Harmonic, Inc.*	573	3,633
Infinera Corp.*	4,588	48,954
InterDigital, Inc.	1,783	70,999
Ixia*	29,312	267,912
KVH Industries, Inc.*	588	6,656
Numerex Corp., Class A*	535	5,607
Palo Alto Networks, Inc.*	7,757	760,962
ParkerVision, Inc.*	4,154	4,736
Plantronics, Inc.	1,627	77,738
Polycom, Inc.*	2,783	34,189
Procera Networks, Inc.*	201	1,926
Riverbed Technology, Inc.*	7,015	130,093
Ruckus Wireless, Inc.*	2,866	38,290
ShoreTel, Inc.*	16,836	111,959
Sonus Networks, Inc.*	10,708	36,621
Tessco Technologies, Inc.	14	406
Ubiquiti Networks, Inc.*	6,904	259,107
ViaSat, Inc.*	8,949	493,269

		3,891,052

Electronic Equipment, Instruments & Components (2.6%)
Anixter International, Inc.	521	44,202
Avnet, Inc.	1,223	50,755
Badger Meter, Inc.	619	31,229
Belden, Inc.	1,917	122,726
CDW Corp.	3,793	117,773
Cognex Corp.*	22,512	906,558
Coherent, Inc.*	5,384	330,416
Control4 Corp.*	513	6,633
CUI Global, Inc.*	590	4,272
Daktronics, Inc.	1,155	14,195
DTS, Inc.*	229	5,782
Electro Rent Corp.	28	386
FARO Technologies, Inc.*	9,005	457,004
FEI Co.	1,843	138,999
FLIR Systems, Inc.	4,350	136,329
InvenSense, Inc.*	14,759	291,195
IPG Photonics Corp.*	1,454	100,006
Littelfuse, Inc.	836	71,210
Maxwell Technologies, Inc.*	1,320	11,510
Measurement Specialties, Inc.*	704	60,269
Mesa Laboratories, Inc.	129	7,454
Methode Electronics, Inc.	5,562	205,071
MTS Systems Corp.	654	44,642
National Instruments Corp.	4,353	134,638
Newport Corp.*	1,564	27,714
OSI Systems, Inc.*	203	12,886
Plexus Corp.*	518	19,130
RealD, Inc.*	1,754	16,435
Rogers Corp.*	228	12,485
Speed Commerce, Inc.*	1,660	4,565
SYNNEX Corp.*	137	8,854
TE Connectivity Ltd.	4,924	272,248
Trimble Navigation Ltd.*	11,423	348,402
Universal Display Corp.*	1,791	58,458
Zebra Technologies Corp., Class A*	6,915	490,758

		4,565,189

Internet Software & Services (4.2%)
Aerohive Networks, Inc.*	220	1,764
Akamai Technologies, Inc.*	7,629	456,214
Amber Road, Inc.*	359	6,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Angie’s List, Inc.*	1,928	$12,281
Bankrate, Inc.*	267	3,033
Bazaarvoice, Inc.*	52,361	386,948
Benefitfocus, Inc.*	4,913	132,356
Borderfree, Inc.*	13,631	175,840
Brightcove, Inc.*	1,400	7,812
Carbonite, Inc.*	787	8,059
Care.com, Inc.*	289	2,355
ChannelAdvisor Corp.*	911	14,940
comScore, Inc.*	1,505	54,797
Constant Contact, Inc.*	1,385	37,589
Conversant, Inc.*	2,919	99,976
Cornerstone OnDemand, Inc.*	2,316	79,694
CoStar Group, Inc.*	5,310	825,917
Cvent, Inc.*	19,736	500,702
Dealertrack Technologies, Inc.*	1,956	84,910
Demandware, Inc.*	9,864	502,275
Dice Holdings, Inc.*	532	4,458
E2open, Inc.*	1,023	9,524
Endurance International Group Holdings, Inc.*	1,323	21,525
Envestnet, Inc.*	1,481	66,645
Equinix, Inc.*	1,433	304,484
Everyday Health, Inc.*	297	4,149
Five9, Inc.*	478	3,126
Global Eagle Entertainment, Inc.*	16,341	183,346
Gogo, Inc.*	2,455	41,391
GrubHub, Inc.*	390	13,354
GTT Communications, Inc.*	607	7,229
IAC/InterActiveCorp	1,338	88,174
j2 Global, Inc.	2,077	102,521
LivePerson, Inc.*	2,393	30,128
LogMeIn, Inc.*	1,073	49,433
Marchex, Inc., Class B	1,443	5,989
Marin Software, Inc.*	1,177	10,122
Marketo, Inc.*	1,132	36,564
Move, Inc.*	1,734	36,345
NIC, Inc.	2,855	49,163
OPOWER, Inc.*	307	5,790
Pandora Media, Inc.*	21,371	516,323
Perficient, Inc.*	982	14,720
Q2 Holdings, Inc.*	15,097	211,358
Rackspace Hosting, Inc.*	5,139	167,275
Reis, Inc.	42	991
Rocket Fuel, Inc.*	805	12,719
SciQuest, Inc.*	1,207	18,153
Shutterstock, Inc.*	4,370	311,931
SPS Commerce, Inc.*	705	37,471
Stamps.com, Inc.*	574	18,230
Textura Corp.*	819	21,622
Travelzoo, Inc.*	304	4,712
TrueCar, Inc.*	341	6,121
Trulia, Inc.*	1,496	73,154
Unwired Planet, Inc.*	4,114	7,652
Vistaprint N.V.*	1,451	79,500
Web.com Group, Inc.*	2,282	45,549
WebMD Health Corp.*	1,707	71,370
Wix.com Ltd.*	612	9,945
XO Group, Inc.*	1,183	13,261
Xoom Corp.*	1,360	29,852
Yelp, Inc.*	11,090	756,893
Zillow, Inc., Class A*	3,588	416,172
Zix Corp.*	2,764	9,453

		7,321,574

IT Services (2.1%)
Blackhawk Network Holdings, Inc.*	2,311	74,876
Booz Allen Hamilton Holding Corp.	3,058	71,557
Broadridge Financial Solutions, Inc.	5,282	219,890
Cardtronics, Inc.*	1,960	68,992
Cass Information Systems, Inc.	509	21,073
Ciber, Inc.*	21,211	72,754
CSG Systems International, Inc.	631	16,583
DST Systems, Inc.	1,079	90,550
EPAM Systems, Inc.*	1,567	68,619
Euronet Worldwide, Inc.*	2,242	107,145
EVERTEC, Inc.	5,950	132,923
ExlService Holdings, Inc.*	619	15,110
Forrester Research, Inc.	473	17,435
Gartner, Inc.*	3,955	290,574
Genpact Ltd.*	772	12,599
Global Payments, Inc.	2,997	209,430
Hackett Group, Inc.	247	1,472
Heartland Payment Systems, Inc.	1,582	75,493
Higher One Holdings, Inc.*	533	1,317
iGATE Corp.*	1,617	59,376
Information Services Group, Inc.*	1,406	5,343
Jack Henry & Associates, Inc.	3,721	207,111
Lionbridge Technologies, Inc.*	2,809	12,640
Luxoft Holding, Inc.*	348	12,946
MAXIMUS, Inc.	2,958	118,705
NeuStar, Inc., Class A*	1,953	48,493
Sabre Corp.	1,996	35,758
Sapient Corp.*	29,961	419,454
Science Applications International Corp.	1,850	81,825
Sykes Enterprises, Inc.*	150	2,997
Syntel, Inc.*	685	60,239
TeleTech Holdings, Inc.*	398	9,783
Total System Services, Inc.	5,688	176,100
Unisys Corp.*	1,350	31,603
Vantiv, Inc., Class A*	5,470	169,023
VeriFone Systems, Inc.*	13,042	448,384
Virtusa Corp.*	1,144	40,681
WEX, Inc.*	1,695	186,992

		3,695,845

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Energy Industries, Inc.*	1,658	31,154
Advanced Micro Devices, Inc.*	26,998	92,063
Ambarella, Inc.*	1,267	55,330
Amkor Technology, Inc.*	1,906	16,029
Applied Micro Circuits Corp.*	3,436	24,052
Atmel Corp.*	18,427	148,890
Brooks Automation, Inc.	214	2,249
Cabot Microelectronics Corp.*	892	36,973
Cavium, Inc.*	14,562	724,168
Cirrus Logic, Inc.*	818	17,055
Cree, Inc.*	2,924	119,738
Cypress Semiconductor Corp.*	6,864	67,782
Diodes, Inc.*	1,095	26,192
Entegris, Inc.*	3,376	38,824
Entropic Communications, Inc.*	301	801
Exar Corp.*	273	2,443
First Solar, Inc.*	3,223	212,106
Freescale Semiconductor Ltd.*	4,261	83,217
GT Advanced Technologies, Inc.*	6,003	65,013
Inphi Corp.*	1,385	19,916
Integrated Device Technology, Inc.*	4,311	68,760
Intersil Corp., Class A	51,018	724,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lattice Semiconductor Corp.*	70,419	$528,143
MA-COM Technology Solutions Holdings, Inc.*	537	11,728
MaxLinear, Inc., Class A*	1,243	8,552
Micrel, Inc.	1,982	23,843
Microsemi Corp.*	2,795	71,021
Monolithic Power Systems, Inc.	1,679	73,960
Nanometrics, Inc.*	21,103	318,655
NVE Corp.*	79	5,099
NXP Semiconductor N.V.*	7,207	493,175
ON Semiconductor Corp.*	43,406	388,050
PDF Solutions, Inc.*	1,349	17,011
PMC-Sierra, Inc.*	2,407	17,956
Power Integrations, Inc.	1,337	72,078
QuickLogic Corp.*	2,252	6,734
Rambus, Inc.*	4,999	62,388
RF Micro Devices, Inc.*	12,512	144,388
Rubicon Technology, Inc.*	129	548
Rudolph Technologies, Inc.*	254	2,299
Semtech Corp.*	15,554	422,291
Silicon Image, Inc.*	1,782	8,981
Silicon Laboratories, Inc.*	8,354	339,507
Skyworks Solutions, Inc.	8,305	482,105
Spansion, Inc., Class A*	2,661	60,644
SunEdison, Inc.*	15,381	290,393
SunPower Corp.*	179	6,065
Synaptics, Inc.*	1,574	115,217
Teradyne, Inc.	7,513	145,677
Tessera Technologies, Inc.	1,375	36,548
TriQuint Semiconductor, Inc.*	7,486	142,758
Ultra Clean Holdings, Inc.*	391	3,499
Ultratech, Inc.*	236	5,369
Vitesse Semiconductor Corp.*	2,311	8,320
Xcerra Corp.*	945	9,252

		6,899,975

Software (6.4%)
A10 Networks, Inc.*	14,517	132,250
ACI Worldwide, Inc.*	4,969	93,218
Activision Blizzard, Inc.	19,433	404,012
Advent Software, Inc.	2,270	71,641
American Software, Inc., Class A	1,012	8,926
ANSYS, Inc.*	932	70,524
Aspen Technology, Inc.*	12,636	476,630
AVG Technologies N.V.*	1,540	25,533
Barracuda Networks, Inc.*	344	8,824
Blackbaud, Inc.	2,009	78,934
Bottomline Technologies de, Inc.*	16,232	447,841
BroadSoft, Inc.*	19,691	414,299
Cadence Design Systems, Inc.*	36,615	630,144
Callidus Software, Inc.*	27,624	332,041
Cinedigm Corp., Class A*	1,014	1,572
CommVault Systems, Inc.*	2,059	103,774
Comverse, Inc.*	986	22,017
Concur Technologies, Inc.*	3,923	497,515
Covisint Corp.*	10	42
Cyan, Inc.*	1,237	3,859
Digimarc Corp.	280	5,799
Ellie Mae, Inc.*	1,214	39,576
EnerNOC, Inc.*	304	5,156
Epiq Systems, Inc.	52	913
ePlus, Inc.*	7	392
FactSet Research Systems, Inc.	4,335	526,833
Fair Isaac Corp.	1,402	77,250
FireEye, Inc.*	3,035	92,750
FleetMatics Group plc*	1,653	50,417
Fortinet, Inc.*	6,003	151,666
Gigamon, Inc.*	1,066	11,161
Globant S.A.*	173	2,434
Glu Mobile, Inc.*	3,596	18,591
Guidance Software, Inc.*	847	5,700
Guidewire Software, Inc.*	13,270	588,392
Imperva, Inc.*	982	28,213
Infoblox, Inc.*	2,054	30,297
Informatica Corp.*	4,326	148,122
Interactive Intelligence Group, Inc.*	738	30,848
Jive Software, Inc.*	1,862	10,855
Kofax Ltd.*	3,271	25,318
Manhattan Associates, Inc.*	3,307	110,520
Mavenir Systems, Inc.*	520	6,531
MicroStrategy, Inc., Class A*	401	52,467
MobileIron, Inc.*	15,431	171,901
Mobileye N.V.*	1,519	81,403
Model N, Inc.*	585	5,768
Monotype Imaging Holdings, Inc.	1,728	48,937
NetScout Systems, Inc.*	1,606	73,555
NetSuite, Inc.*	4,411	394,961
Park City Group, Inc.*	425	4,191
Pegasystems, Inc.	1,555	29,716
Proofpoint, Inc.*	1,631	60,575
PROS Holdings, Inc.*	1,047	26,384
PTC, Inc.*	5,197	191,769
QAD, Inc., Class A	189	3,519
QAD, Inc., Class B	37	582
Qlik Technologies, Inc.*	3,950	106,808
Qualys, Inc.*	889	23,647
Rally Software Development Corp.*	1,098	13,187
RealPage, Inc.*	2,281	35,356
Rubicon Project, Inc.*	314	3,683
Sapiens International Corp. N.V.*	79	585
ServiceNow, Inc.*	12,446	731,576
Silver Spring Networks, Inc.*	1,438	13,877
SolarWinds, Inc.*	12,604	529,998
Solera Holdings, Inc.	9,445	532,320
Splunk, Inc.*	5,177	286,599
SS&C Technologies Holdings, Inc.*	2,975	130,573
Synchronoss Technologies, Inc.*	1,554	71,142
Tableau Software, Inc., Class A*	6,180	448,977
Take-Two Interactive Software, Inc.*	289	6,667
Tangoe, Inc.*	1,711	23,184
TIBCO Software, Inc.*	7,129	168,458
TiVo, Inc.*	1,736	22,212
TubeMogul, Inc.*	89	1,024
Tyler Technologies, Inc.*	3,953	349,445
Ultimate Software Group, Inc.*	3,643	515,521
Varonis Systems, Inc.*	229	4,832
VASCO Data Security International, Inc.*	1,277	23,982
Verint Systems, Inc.*	2,469	137,301
VirnetX Holding Corp.*	1,860	11,160
Vringo, Inc.*	2,748	2,597
Zendesk, Inc.*	3,058	66,022

		11,197,791

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	4,815	223,272
Cray, Inc.*	1,785	46,838
Diebold, Inc.	2,825	99,779
Dot Hill Systems Corp.*	2,585	9,771
Electronics for Imaging, Inc.*	2,049	90,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Immersion Corp.*	1,247	$10,699
NCR Corp.*	716	23,922
Nimble Storage, Inc.*	401	10,414
Quantum Corp.*	3,778	4,382
SanDisk Corp.	3,525	345,274
Silicon Graphics International Corp.*	1,522	14,048
Stratasys Ltd.*	1,228	148,318
Super Micro Computer, Inc.*	1,512	44,483
Violin Memory, Inc.*	3,556	17,318

		1,089,022

Total Information Technology		38,660,448

Materials (4.7%)
Chemicals (2.4%)
A. Schulman, Inc.	292	10,559
Advanced Emissions Solutions, Inc.*	901	19,164
Albemarle Corp.	1,430	84,227
Balchem Corp.	1,319	74,616
Cabot Corp.	172	8,732
Calgon Carbon Corp.*	2,345	45,446
Chase Corp.	262	8,153
Chemtura Corp.*	3,959	92,363
Cytec Industries, Inc.	378	17,876
Ferro Corp.*	3,119	45,194
Flotek Industries, Inc.*	2,343	61,082
FutureFuel Corp.	163	1,938
H.B. Fuller Co.	11,965	475,011
Hawkins, Inc.	93	3,344
Huntsman Corp.	6,194	160,982
Innophos Holdings, Inc.	563	31,016
Innospec, Inc.	214	7,683
International Flavors & Fragrances, Inc.	3,565	341,812
Koppers Holdings, Inc.	904	29,977
Kronos Worldwide, Inc.	104	1,433
Marrone Bio Innovations, Inc.*	611	1,625
Minerals Technologies, Inc.	419	25,857
NewMarket Corp.	396	150,884
OMNOVA Solutions, Inc.*	2,062	11,073
Platform Specialty Products Corp.*	19,293	482,711
PolyOne Corp.	18,335	652,359
Quaker Chemical Corp.	4,700	336,943
Rayonier Advanced Materials, Inc.	225	7,405
Rentech, Inc.*	6,814	11,652
Rockwood Holdings, Inc.	209	15,978
RPM International, Inc.	5,409	247,624
Scotts Miracle-Gro Co., Class A	1,962	107,910
Senomyx, Inc.*	1,847	15,145
Sensient Technologies Corp.	129	6,753
Stepan Co.	385	17,086
Taminco Corp.*	1,035	27,014
Trecora Resources*	820	10,152
Trinseo S.A.*	78	1,227
Valspar Corp.	3,710	293,053
W.R. Grace & Co.*	2,884	262,271
Zep, Inc.	274	3,841

		4,209,171

Construction Materials (0.7%)
Eagle Materials, Inc.	5,592	569,433
Headwaters, Inc.*	3,238	40,605
Martin Marietta Materials, Inc.	4,479	577,522
United States Lime & Minerals, Inc.	79	4,592
US Concrete, Inc.*	618	16,155

		1,208,307

Containers & Packaging (1.1%)
AEP Industries, Inc.*	171	6,476
AptarGroup, Inc.	650	39,455
Avery Dennison Corp.	1,461	65,234
Ball Corp.	6,110	386,580
Berry Plastics Group, Inc.*	2,216	55,932
Crown Holdings, Inc.*	6,076	270,503
Graphic Packaging Holding Co.*	14,374	178,669
Myers Industries, Inc.	1,190	20,991
Owens-Illinois, Inc.*	4,364	113,682
Packaging Corp. of America	4,323	275,894
Sealed Air Corp.	9,459	329,930
Silgan Holdings, Inc.	1,918	90,146

		1,833,492

Metals & Mining (0.3%)
Carpenter Technology Corp.	146	6,592
Coeur Mining, Inc.*	1,334	6,616
Compass Minerals International, Inc.	1,463	123,301
Globe Specialty Metals, Inc.	2,811	51,132
Gold Resource Corp.	1,823	9,334
Handy & Harman Ltd.*	21	551
Haynes International, Inc.	36	1,656
Horsehead Holding Corp.*	315	5,207
Materion Corp.	361	11,072
Olympic Steel, Inc.	107	2,201
RTI International Metals, Inc.*	94	2,318
Ryerson Holding Corp.*	76	973
Stillwater Mining Co.*	4,892	73,527
SunCoke Energy, Inc.*	2,146	48,178
Tahoe Resources, Inc.*	587	11,916
TimkenSteel Corp.	118	5,486
U.S. Silica Holdings, Inc.	2,351	146,961
Walter Energy, Inc.	810	1,895
Worthington Industries, Inc.	2,231	83,038

		591,954

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,714	51,660
Clearwater Paper Corp.*	902	54,219
Deltic Timber Corp.	488	30,412
KapStone Paper and Packaging Corp.*	3,701	103,517
Neenah Paper, Inc.	374	20,002
P.H. Glatfelter Co.	715	15,694
Schweitzer-Mauduit International, Inc.	214	8,840
Wausau Paper Corp.	1,720	13,640

		297,984

Total Materials		8,140,908

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	1,259	8,410
Cincinnati Bell, Inc.*	2,141	7,215
Cogent Communications Holdings, Inc.	2,032	68,296
Consolidated Communications Holdings, Inc.	1,094	27,405
Enventis Corp.	592	10,763
FairPoint Communications, Inc.*	714	10,831
General Communication, Inc., Class A*	1,561	17,030
IDT Corp., Class B	647	10,391
inContact, Inc.*	2,441	21,224
Inteliquent, Inc.	1,459	18,165
Intelsat S.A.*	297	5,091
Lumos Networks Corp.	689	11,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
magicJack VocalTec Ltd.*	721	$7,102
Premiere Global Services, Inc.*	321	3,842
tw telecom, Inc.*	6,038	251,241
Windstream Holdings, Inc.	24,718	266,460

		744,662

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.(b)*	535	1,348
NTELOS Holdings Corp.	392	4,171
RingCentral, Inc., Class A*	1,274	16,192
Shenandoah Telecommunications Co.	912	22,627

		44,338

Total Telecommunication Services		789,000

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,553	233,483

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	324	8,511
Pattern Energy Group, Inc.	1,730	53,492
TerraForm Power, Inc., Class A*	372	10,736

		72,739

Water Utilities (0.0%)
American States Water Co.	109	3,316
SJW Corp.	146	3,923
York Water Co.	393	7,860

		15,099

Total Utilities		321,321

Total Common Stocks (98.2%)
(Cost $132,878,216)		170,891,871

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	162	—

Total Investments (98.2%)
(Cost $132,878,216)		170,891,871
Other Assets Less Liabilities (1.8%)		3,103,065

Net Assets (100%)		$173,994,936

*	Non-income producing.

†	Securities (totaling $3,038 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $18,602 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2014	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2	December-14	$161,939	$161,790	$(149)
Russell 2000 Mini Index	5	December-14	574,337	548,300	(26,037)
S&P MidCap 400 E-Mini Index	7	December-14	992,517	955,780	(36,737)

					$(62,923)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$32,186,050	$927,404	$—		$33,113,454
Consumer Staples	5,761,411	—	—		5,761,411
Energy	8,296,414	—	—		8,296,414
Financials	12,762,626	379,443	—		13,142,069
Health Care	30,168,041	444,661	3,038		30,615,740
Industrials	32,051,106	—	—		32,051,106
Information Technology	38,660,448	—	—		38,660,448
Materials	8,140,908	—	—		8,140,908
Telecommunication Services	787,652	1,348	—		789,000
Utilities	321,321	—	—		321,321
Warrants
Energy	—	—	—	(b)	—

Total Assets	$169,135,977	$1,752,856	$3,038		$170,891,871

Liabilities:
Futures	$(62,923)	$—	$—		$(62,923)

Total Liabilities	$(62,923)	$—	$—		$(62,923)

Total	$169,073,054	$1,752,856	$3,038		$170,828,948

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,422,498
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$77,147,197

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,203,902
Aggregate gross unrealized depreciation	(5,979,301)

Net unrealized appreciation	$37,224,601

Federal income tax cost of investments	$133,667,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	3,066	$87,994
Cooper-Standard Holding, Inc.*	687	42,869
Dana Holding Corp.	4,180	80,131
Federal-Mogul Holdings Corp.*	1,518	22,573
Fuel Systems Solutions, Inc.*	707	6,299
Gentex Corp.	3,225	86,333
Goodyear Tire & Rubber Co.	17,180	388,010
Lear Corp.	862	74,485
Modine Manufacturing Co.*	1,778	21,105
Remy International, Inc.	699	14,350
Spartan Motors, Inc.	1,758	8,210
Standard Motor Products, Inc.	421	14,495
Stoneridge, Inc.*	344	3,877
Strattec Security Corp.	39	3,173
Superior Industries International, Inc.	1,293	22,666
Tenneco, Inc.*	2,557	133,757
TRW Automotive Holdings Corp.*	5,946	602,033
Visteon Corp.*	2,363	229,802

		1,842,162

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,091	57,867
VOXX International Corp.*	1,049	9,756
Weyco Group, Inc.	351	8,813

		76,436

Diversified Consumer Services (0.8%)
2U, Inc.*	342	5,332
American Public Education, Inc.*	48	1,295
Apollo Education Group, Inc.*	5,217	131,207
Ascent Capital Group, Inc., Class A*	743	44,728
Bridgepoint Education, Inc.*	879	9,810
Career Education Corp.*	3,547	18,019
Carriage Services, Inc.	686	11,888
Chegg, Inc.*	3,959	24,704
DeVry Education Group, Inc.	3,383	144,826
Education Management Corp.*	986	1,075
Graham Holdings Co., Class B	191	133,622
Houghton Mifflin Harcourt Co.*	5,822	113,180
ITT Educational Services, Inc.*	1,186	5,088
K12, Inc.*	1,100	17,556
Matthews International Corp., Class A	1,569	68,863
Regis Corp.	2,235	35,671
Service Corp. International	2,555	54,013
ServiceMaster Global Holdings, Inc.*	713	17,255
Steiner Leisure Ltd.*	21,048	791,194
Universal Technical Institute, Inc.	1,162	10,865
Weight Watchers International, Inc.*	104	2,854

		1,643,045

Hotels, Restaurants & Leisure (0.9%)
Aramark	223	5,865
Belmond Ltd., Class A*	5,198	60,609
Biglari Holdings, Inc.*	93	31,598
BJ’s Restaurants, Inc.*	969	34,874
Bloomin’ Brands, Inc.*	15,200	278,768
Bob Evans Farms, Inc.	1,325	62,726
Boyd Gaming Corp.*	774	7,864
Bravo Brio Restaurant Group, Inc.*	115	1,492
Caesars Acquisition Co., Class A*	2,535	24,006
Caesars Entertainment Corp.*	2,350	29,563
Carrols Restaurant Group, Inc.*	1,949	13,857
Choice Hotels International, Inc.	1,719	89,388
Churchill Downs, Inc.	239	23,303
Cracker Barrel Old Country Store, Inc.	76	7,842
Denny’s Corp.*	1,528	10,742
DineEquity, Inc.	538	43,895
Einstein Noah Restaurant Group, Inc.	113	2,278
El Pollo Loco Holdings, Inc.*	95	3,411
Empire Resorts, Inc.*	805	5,402
International Game Technology	13,267	223,814
International Speedway Corp., Class A	1,485	46,985
Interval Leisure Group, Inc.	498	9,487
Intrawest Resorts Holdings, Inc.*	636	6,150
Isle of Capri Casinos, Inc.*	1,195	8,963
La Quinta Holdings, Inc.*	734	13,939
Life Time Fitness, Inc.*	2,075	104,663
Marcus Corp.	968	15,294
Marriott Vacations Worldwide Corp.*	1,524	96,637
Monarch Casino & Resort, Inc.*	494	5,884
Morgans Hotel Group Co.*	1,066	8,603
Penn National Gaming, Inc.*	4,182	46,880
Red Robin Gourmet Burgers, Inc.*	3,487	198,410
Ruby Tuesday, Inc.*	3,353	19,749
Ruth’s Hospitality Group, Inc.	658	7,264
Scientific Games Corp., Class A*	936	10,081
Sonic Corp.*	13,450	300,742
Speedway Motorsports, Inc.	605	10,321
Wendy’s Co.	14,655	121,050

		1,992,399

Household Durables (3.1%)
Beazer Homes USA, Inc.*	804	13,491
Blyth, Inc.	125,000	1,015,000
Century Communities, Inc.*	182	3,158
CSS Industries, Inc.	485	11,761
D.R. Horton, Inc.	15,703	322,226
Dixie Group, Inc.*	170	1,474
Ethan Allen Interiors, Inc.	1,322	30,142
Flexsteel Industries, Inc.	263	8,871
GoPro, Inc., Class A*	383	35,887
Helen of Troy Ltd.*	966	50,734
Hovnanian Enterprises, Inc., Class A*	6,157	22,596
Jarden Corp.*	29,190	1,754,611
KB Home	1,118	16,703
La-Z-Boy, Inc.	398	7,876
Leggett & Platt, Inc.	3,803	132,801
Lennar Corp., Class A	16,471	639,569
LGI Homes, Inc.*	584	10,722
Libbey, Inc.*	64	1,681
Lifetime Brands, Inc.	570	8,727
M.D.C. Holdings, Inc.	2,069	52,387
M/I Homes, Inc.*	1,286	25,488
Meritage Homes Corp.*	2,110	74,905
NACCO Industries, Inc., Class A	238	11,836
New Home Co., Inc.*	424	5,724
Ryland Group, Inc.	2,503	83,200
Skullcandy, Inc.*	1,063	8,281
Standard Pacific Corp.*	7,717	57,800
Taylor Morrison Home Corp., Class A*	1,743	28,271
Toll Brothers, Inc.*	9,551	297,609
TRI Pointe Homes, Inc.*	109,140	1,412,272
UCP, Inc., Class A*	409	4,887
WCI Communities, Inc.*	609	11,230
Whirlpool Corp.	4,288	624,547
William Lyon Homes, Class A*	830	18,343

		6,804,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,363	$9,800
FTD Cos., Inc.*	912	31,108
Gaiam, Inc., Class A*	782	5,740
HomeAway, Inc.*	398	14,129
Lands’ End, Inc.*	11,414	469,344
Orbitz Worldwide, Inc.*	1,546	12,167
Shutterfly, Inc.*	819	39,918
ValueVision Media, Inc., Class A*	1,586	8,136

		590,342

Leisure Products (0.2%)
Arctic Cat, Inc.	473	16,470
Black Diamond, Inc.*	1,309	9,896
Brunswick Corp.	9,177	386,719
Callaway Golf Co.	3,992	28,902
Escalade, Inc.	406	4,896
JAKKS Pacific, Inc.*	891	6,326
Johnson Outdoors, Inc., Class A	276	7,149
LeapFrog Enterprises, Inc.*	3,567	21,366
Nautilus, Inc.*	669	8,008

		489,732

Media (2.7%)
AH Belo Corp., Class A	980	10,457
AMC Entertainment Holdings, Inc., Class A	1,141	26,232
AMC Networks, Inc., Class A*	3,000	175,260
Central European Media Enterprises Ltd., Class A*	3,515	7,909
Clear Channel Outdoor Holdings, Inc., Class A	1,109	7,475
Crown Media Holdings, Inc., Class A*	424	1,357
Cumulus Media, Inc., Class A*	2,518	10,147
Daily Journal Corp.*	59	10,649
Dex Media, Inc.*	836	7,992
DreamWorks Animation SKG, Inc., Class A*	4,008	109,298
Entercom Communications Corp., Class A*	1,360	10,921
Entravision Communications Corp., Class A	173	685
Eros International plc*	755	11,031
EW Scripps Co., Class A*	1,678	27,368
Gannett Co., Inc.	81,395	2,414,990
Global Sources Ltd.*	740	4,965
Harte-Hanks, Inc.	2,740	17,454
Hemisphere Media Group, Inc.*	467	4,978
John Wiley & Sons, Inc., Class A	2,358	132,307
Journal Communications, Inc., Class A*	2,402	20,249
Lee Enterprises, Inc.*	2,900	9,802
Live Nation Entertainment, Inc.*	3,830	91,997
Madison Square Garden Co., Class A*	3,323	219,717
Martha Stewart Living Omnimedia, Inc., Class A*	384	1,382
McClatchy Co., Class A*	3,352	11,263
MDC Partners, Inc., Class A	1,681	32,258
Media General, Inc.*	2,928	38,386
Meredith Corp.	1,941	83,075
National CineMedia, Inc.	2,584	37,494
New Media Investment Group, Inc.	1,961	32,611
New York Times Co., Class A	180,349	2,023,516
ReachLocal, Inc.*	271	978
Reading International, Inc., Class A*	950	7,980
Regal Entertainment Group, Class A	3,301	65,624
Rentrak Corp.*	40	2,438
Saga Communications, Inc., Class A	164	5,507
Salem Communications Corp., Class A	574	4,368
Scholastic Corp.	1,402	45,313
SFX Entertainment, Inc.*	2,277	11,430
Sizmek, Inc.*	1,134	8,777
Starz, Class A*	605	20,013
Time, Inc.*	5,920	138,706
Townsquare Media, Inc.*	189	2,272

		5,906,631

Multiline Retail (0.6%)
Big Lots, Inc.	2,192	94,365
Bon-Ton Stores, Inc.	753	6,295
Burlington Stores, Inc.*	163	6,497
Dillard’s, Inc., Class A	448	48,823
Fred’s, Inc., Class A	1,991	27,874
J.C. Penney Co., Inc.*	16,296	163,612
Sears Holdings Corp.*	35,307	890,796
Tuesday Morning Corp.*	457	8,868

		1,247,130

Specialty Retail (2.8%)
Aaron’s, Inc.	26,855	653,114
Abercrombie & Fitch Co., Class A	3,343	121,485
Aeropostale, Inc.*	4,211	13,854
American Eagle Outfitters, Inc.	10,447	151,690
America’s Car-Mart, Inc.*	355	14,054
Ascena Retail Group, Inc.*	6,996	93,047
Barnes & Noble, Inc.*	2,173	42,895
bebe stores, Inc.	1,661	3,854
Big 5 Sporting Goods Corp.	1,009	9,454
Brown Shoe Co., Inc.	1,186	32,176
Build-A-Bear Workshop, Inc.*	177	2,315
Cabela’s, Inc.*	2,380	140,182
Cato Corp., Class A	1,250	43,075
Chico’s FAS, Inc.	4,587	67,750
Children’s Place, Inc.	1,182	56,334
Citi Trends, Inc.*	832	18,387
CST Brands, Inc.	8,811	316,755
Destination Maternity Corp.	657	10,144
Destination XL Group, Inc.*	1,493	7,047
Dick’s Sporting Goods, Inc.	4,283	187,938
DSW, Inc., Class A	4,030	121,343
Express, Inc.*	4,237	66,140
Finish Line, Inc., Class A	1,929	48,283
Foot Locker, Inc.	6,691	372,354
GameStop Corp., Class A	5,834	240,361
Genesco, Inc.*	5,278	394,530
Group 1 Automotive, Inc.	1,055	76,709
Guess?, Inc.	3,305	72,611
Haverty Furniture Cos., Inc.	1,081	23,555
hhgregg, Inc.*	442	2,789
Kirkland’s, Inc.*	325	5,236
MarineMax, Inc.*	1,358	22,882
Men’s Wearhouse, Inc.	7,319	345,603
Michaels Cos., Inc.*	533	9,317
Murphy USA, Inc.*	1,334	70,782
New York & Co., Inc.*	768	2,327
Office Depot, Inc.*	28,672	147,374
Pacific Sunwear of California, Inc.*	117	211
Penske Automotive Group, Inc.	5,825	236,437
Pep Boys-Manny, Moe & Jack*	2,837	25,278
Rent-A-Center, Inc.	2,836	86,073
Sally Beauty Holdings, Inc.*	2,240	61,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sears Hometown and Outlet Stores, Inc.*	643	$9,967
Shoe Carnival, Inc.	820	14,604
Signet Jewelers Ltd.	1,345	153,209
Sonic Automotive, Inc., Class A	2,110	51,716
Sportsman’s Warehouse Holdings, Inc.*	313	2,108
Stage Stores, Inc.	1,723	29,481
Staples, Inc.	79,051	956,517
Stein Mart, Inc.	1,506	17,394
Systemax, Inc.*	594	7,407
Tilly’s, Inc., Class A*	621	4,670
Urban Outfitters, Inc.*	10,110	371,037
Vitamin Shoppe, Inc.*	810	35,956
West Marine, Inc.*	952	8,568
Zumiez, Inc.*	253	7,109

		6,086,797

Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co.	464	16,602
Crocs, Inc.*	4,076	51,276
Culp, Inc.	374	6,788
Iconix Brand Group, Inc.*	1,606	59,326
Movado Group, Inc.	525	17,356
Perry Ellis International, Inc.*	665	13,533
PVH Corp.	2,047	247,994
Quiksilver, Inc.*	2,722	4,682
Sequential Brands Group, Inc.*	213	2,662
Skechers U.S.A., Inc., Class A*	542	28,894
Unifi, Inc.*	779	20,176

		469,289

Total Consumer Discretionary		27,148,773

Consumer Staples (4.0%)
Beverages (0.5%)
Coca-Cola Bottling Co. Consolidated	14	1,045
Craft Brew Alliance, Inc.*	126	1,814
Molson Coors Brewing Co., Class B	13,479	1,003,377

		1,006,236

Food & Staples Retailing (0.1%)
Andersons, Inc.	114	7,168
Chefs’ Warehouse, Inc.*	182	2,959
Ingles Markets, Inc., Class A	703	16,654
Pantry, Inc.*	1,271	25,713
Rite Aid Corp.*	17,282	83,645
Roundy’s, Inc.	2,294	6,859
SpartanNash Co.	2,020	39,289
SUPERVALU, Inc.*	10,818	96,713
Village Super Market, Inc., Class A	383	8,725
Weis Markets, Inc.	603	23,535

		311,260

Food Products (2.6%)
Alico, Inc.	126	4,801
B&G Foods, Inc.	27,715	763,548
Boulder Brands, Inc.*	247	3,367
Bunge Ltd.	3,564	300,196
Chiquita Brands International, Inc.*	2,505	35,571
Darling Ingredients, Inc.*	7,156	131,098
Dean Foods Co.	4,987	66,078
Flowers Foods, Inc.	49,942	916,935
Fresh Del Monte Produce, Inc.	1,915	61,088
Hain Celestial Group, Inc.*	233	23,847
Ingredion, Inc.	3,414	258,747
John B. Sanfilippo & Son, Inc.	421	13,624
Lancaster Colony Corp.	367	31,298
Omega Protein Corp.*	1,140	14,250
Pilgrim’s Pride Corp.*	2,959	90,427
Pinnacle Foods, Inc.	17,553	573,105
Post Holdings, Inc.*	61,091	2,026,999
Sanderson Farms, Inc.	172	15,127
Seaboard Corp.*	14	37,450
Seneca Foods Corp., Class A*	448	12,813
Snyder’s-Lance, Inc.	2,546	67,469
Tootsie Roll Industries, Inc.	36	1,008
TreeHouse Foods, Inc.*	1,096	88,228

		5,537,074

Household Products (0.5%)
Central Garden & Pet Co., Class A*	2,127	17,101
Energizer Holdings, Inc.	8,422	1,037,675
Harbinger Group, Inc.*	2,709	35,542
Oil-Dri Corp. of America	251	6,543
Orchids Paper Products Co.	80	1,965

		1,098,826

Personal Products (0.3%)
Avon Products, Inc.	13,824	174,182
Coty, Inc., Class A	21,574	357,050
Elizabeth Arden, Inc.*	1,391	23,285
Female Health Co.	341	1,190
Inter Parfums, Inc.	841	23,128
Nature’s Sunshine Products, Inc.	631	9,358
Nutraceutical International Corp.*	420	8,782
Revlon, Inc., Class A*	471	14,926

		611,901

Tobacco (0.0%)
Alliance One International, Inc.*	3,874	7,632
Universal Corp.	1,151	51,093
Vector Group Ltd.	1,806	40,057

		98,782

Total Consumer Staples		8,664,079

Energy (6.2%)
Energy Equipment & Services (1.8%)
Aspen Aerogels, Inc.*	98	988
Atwood Oceanics, Inc.*	2,715	118,618
Bristow Group, Inc.	6,694	449,837
C&J Energy Services, Inc.*	387	11,823
CHC Group Ltd.*	1,706	9,553
Dawson Geophysical Co.	420	7,636
Era Group, Inc.*	1,074	23,359
Exterran Holdings, Inc.	3,123	138,380
Forum Energy Technologies, Inc.*	2,015	61,679
Frank’s International N.V.	10,796	201,885
Geospace Technologies Corp.*	651	22,883
Gulf Island Fabrication, Inc.	471	8,101
Gulfmark Offshore, Inc., Class A	8,996	282,025
Helix Energy Solutions Group, Inc.*	19,368	427,258
Hercules Offshore, Inc.*	8,418	18,520
Hornbeck Offshore Services, Inc.*	1,956	64,020
Independence Contract Drilling, Inc.*	307	3,607
ION Geophysical Corp.*	5,697	15,895
Key Energy Services, Inc.*	7,106	34,393
McDermott International, Inc.*	12,695	72,615
Mitcham Industries, Inc.*	665	7,348
Nabors Industries Ltd.	14,334	326,242
Natural Gas Services Group, Inc.*	668	16,079
Newpark Resources, Inc.*	4,549	56,589
North Atlantic Drilling Ltd.	2,857	19,028
Nuverra Environmental Solutions, Inc.*	793	11,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Oil States International, Inc.*	2,543	$157,412
Parker Drilling Co.*	6,463	31,927
Patterson-UTI Energy, Inc.	3,792	123,354
PHI, Inc. (Non-Voting)*	645	26,542
Pioneer Energy Services Corp.*	989	13,866
Rowan Cos., plc, Class A	6,684	169,172
SEACOR Holdings, Inc.*	1,103	82,504
Solar Cayman Ltd.(b)*§†	50,828	5,083
Superior Energy Services, Inc.	16,017	526,479
Tesco Corp.	1,675	33,249
TETRA Technologies, Inc.*	4,232	45,790
Tidewater, Inc.	2,639	103,000
Unit Corp.*	2,493	146,214
Vantage Drilling Co.*	10,911	13,857

		3,888,507

Oil, Gas & Consumable Fuels (4.4%)
Adams Resources & Energy, Inc.	106	4,695
Alon USA Energy, Inc.	978	14,044
Alpha Natural Resources, Inc.*	12,092	29,988
American Eagle Energy Corp.*	1,683	6,850
Amyris, Inc.*	1,464	5,549
Apco Oil and Gas International, Inc.*	441	5,684
Approach Resources, Inc.*	1,257	18,226
Arch Coal, Inc.	11,118	23,570
Ardmore Shipping Corp.	1,036	11,292
Bill Barrett Corp.*	2,652	58,450
BPZ Resources, Inc.*	4,030	7,697
Callon Petroleum Co.*	2,962	26,095
Cimarex Energy Co.	13,065	1,653,114
Clean Energy Fuels Corp.*	1,665	12,987
Cloud Peak Energy, Inc.*	3,309	41,760
Comstock Resources, Inc.	2,521	46,941
Contango Oil & Gas Co.*	6,403	212,836
CVR Energy, Inc.	522	23,349
Delek U.S. Holdings, Inc.	1,550	51,336
Denbury Resources, Inc.	31,420	472,243
DHT Holdings, Inc.	4,909	30,239
Dorian LPG Ltd.*	426	7,591
Eclipse Resources Corp.*	880	14,626
Emerald Oil, Inc.*	3,097	19,047
Energen Corp.	12,155	878,077
Energy XXI Bermuda Ltd.	5,061	57,442
EP Energy Corp., Class A*	1,791	31,307
EQT Corp.	2,934	268,578
EXCO Resources, Inc.	4,892	16,339
Forest Oil Corp.*	5,696	6,664
Frontline Ltd.*	3,039	3,829
GasLog Ltd.	1,846	40,630
Gastar Exploration, Inc.*	195	1,145
Golar LNG Ltd.	2,728	181,139
Green Plains, Inc.	304	11,367
Gulfport Energy Corp.*	889	47,473
Halcon Resources Corp.*	13,900	55,044
Hallador Energy Co.	523	6,192
Harvest Natural Resources, Inc.*	2,169	7,960
Laredo Petroleum Holdings, Inc.*	537	12,034
Matador Resources Co.*	1,729	44,695
Memorial Resource Development Corp.*	1,241	33,644
Midstates Petroleum Co., Inc.*	1,934	9,767
Miller Energy Resources, Inc.*	1,563	6,877
Navios Maritime Acquisition Corp.	4,572	12,390
Newfield Exploration Co.*	7,327	271,612
Noble Energy, Inc.	6,446	440,649
Nordic American Offshore Ltd.	565	9,955
Nordic American Tankers Ltd.	4,894	38,907
Northern Oil and Gas, Inc.*	3,317	47,168
Pacific Ethanol, Inc.*	1,192	16,640
PBF Energy, Inc., Class A	2,563	61,512
PDC Energy, Inc.*	1,790	90,019
Peabody Energy Corp.	14,592	180,649
Pengrowth Energy Corp.	241,000	1,263,155
Penn Virginia Corp.*	3,463	44,015
PetroQuest Energy, Inc.*	197	1,107
QEP Resources, Inc.	8,446	259,968
Quicksilver Resources, Inc.*	5,995	3,614
Renewable Energy Group, Inc.*	1,925	19,539
Resolute Energy Corp.*	4,188	26,259
REX American Resources Corp.*	70	5,102
Rice Energy, Inc.*	9,500	252,700
Rosetta Resources, Inc.*	2,889	128,734
RSP Permian, Inc.*	919	23,490
Sanchez Energy Corp.*	1,129	29,648
SandRidge Energy, Inc.*	26,505	113,706
Scorpio Tankers, Inc.	9,280	77,117
Ship Finance International Ltd.	3,203	54,195
Stone Energy Corp.*	3,029	94,989
Swift Energy Co.*	2,360	22,656
Teekay Corp.	1,328	88,126
Teekay Tankers Ltd., Class A	3,364	12,548
TransAtlantic Petroleum Ltd.*	562	5,052
Triangle Petroleum Corp.*	1,781	19,609
Ultra Petroleum Corp.*	5,736	133,419
VAALCO Energy, Inc.*	2,635	22,397
W&T Offshore, Inc.	1,155	12,705
Warren Resources, Inc.*	3,864	20,479
Westmoreland Coal Co.*	800	29,928
Whiting Petroleum Corp.*	9,283	719,897
World Fuel Services Corp.	3,041	121,397
WPX Energy, Inc.*	10,847	260,979

		9,554,443

Total Energy		13,442,950

Financials (34.6%)
Banks (8.3%)
1st Source Corp.	781	22,243
1st United Bancorp, Inc./Florida	1,533	13,061
American National Bankshares, Inc.	472	10,738
Ameris Bancorp	1,375	30,181
Ames National Corp.	450	10,057
Arrow Financial Corp.	599	15,010
Associated Banc-Corp.	8,546	148,871
BancFirst Corp.	373	23,335
Banco Latinoamericano de Comercio
Exterior S.A., Class E	1,631	50,039
Bancorp, Inc./Delaware*	1,768	15,187
BancorpSouth, Inc.	5,123	103,177
Bank of Hawaii Corp.	9,294	527,992
Bank of Kentucky Financial Corp.	340	15,718
Bank of Marin Bancorp/California	299	13,721
BankUnited, Inc.	5,510	168,000
Banner Corp.	1,036	39,855
BBCN Bancorp, Inc.	4,294	62,649
Blue Hills Bancorp, Inc.	1,520	19,942
BNC Bancorp	1,020	15,973
BOK Financial Corp.	1,479	98,324
Boston Private Financial Holdings, Inc.	4,246	52,608
Bridge Bancorp, Inc.	630	14,899
Bridge Capital Holdings*	543	12,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bryn Mawr Bank Corp.	709	$20,086
C1 Financial, Inc.*	196	3,553
Camden National Corp.	404	14,140
Capital Bank Financial Corp., Class A*	1,337	31,928
Capital City Bank Group, Inc.	589	7,975
Cardinal Financial Corp.	1,594	27,210
Cascade Bancorp*	1,607	8,115
Cathay General Bancorp	4,279	106,248
Centerstate Banks, Inc.	1,978	20,472
Central Pacific Financial Corp.	857	15,366
Century Bancorp, Inc./Massachusetts, Class A	179	6,197
Chemical Financial Corp.	1,763	47,407
CIT Group, Inc.	8,500	390,660
Citizens & Northern Corp.	684	12,996
Citizens Financial Group, Inc.*	12,200	285,724
City Holding Co.	845	35,600
City National Corp./California	5,386	407,559
CNB Financial Corp./Pennsylvania	781	12,262
CoBiz Financial, Inc.	1,798	20,102
Columbia Banking System, Inc.	2,843	70,535
Comerica, Inc.	10,594	528,217
Commerce Bancshares, Inc./Missouri	4,402	196,527
Community Bank System, Inc.	2,182	73,293
Community Trust Bancorp, Inc.	840	28,249
CommunityOne Bancorp*	602	5,310
ConnectOne Bancorp, Inc.	1,155	22,003
CU Bancorp*	529	9,945
Cullen/Frost Bankers, Inc.	2,865	219,201
Customers Bancorp, Inc.*	1,429	25,665
CVB Financial Corp.	5,709	81,924
Eagle Bancorp, Inc.*	344	10,946
East West Bancorp, Inc.	20,063	682,142
Enterprise Bancorp, Inc./Massachusetts	408	7,687
Enterprise Financial Services Corp.	1,021	17,071
F.N.B. Corp./Pennsylvania	9,403	112,742
FCB Financial Holdings, Inc., Class A*	453	10,288
Fidelity Southern Corp.	901	12,344
Financial Institutions, Inc.	752	16,905
First Bancorp, Inc./Maine	518	8,635
First Bancorp/North Carolina	1,059	16,965
First BanCorp/Puerto Rico*	5,521	26,225
First Busey Corp.	3,712	20,676
First Business Financial Services, Inc.	203	8,912
First Citizens BancShares, Inc./North Carolina, Class A	399	86,435
First Commonwealth Financial Corp.	5,108	42,856
First Community Bancshares, Inc./Virginia	895	12,790
First Connecticut Bancorp, Inc./Connecticut	845	12,253
First Financial Bancorp	3,186	50,434
First Financial Bankshares, Inc.	1,536	42,685
First Financial Corp./Indiana	610	18,880
First Horizon National Corp.	45,103	553,865
First Interstate BancSystem, Inc.	962	25,560
First Merchants Corp.	1,903	38,460
First Midwest Bancorp, Inc./Illinois	4,034	64,907
First NBC Bank Holding Co.*	833	27,281
First Niagara Financial Group, Inc.	77,004	641,443
First of Long Island Corp.	427	14,710
First Republic Bank/California	26,573	1,312,175
FirstMerit Corp.	8,929	157,150
Flushing Financial Corp.	1,607	29,360
Fulton Financial Corp.	10,155	112,517
German American Bancorp, Inc.	685	17,680
Glacier Bancorp, Inc.	3,976	102,819
Great Southern Bancorp, Inc.	552	16,748
Green Bancorp, Inc.*	280	4,802
Guaranty Bancorp	729	9,849
Hampton Roads Bankshares, Inc.*	1,460	2,234
Hancock Holding Co.	4,448	142,558
Hanmi Financial Corp.	1,666	33,587
Heartland Financial USA, Inc.	839	20,035
Heritage Commerce Corp.	996	8,177
Heritage Financial Corp./Washington	1,591	25,201
Heritage Oaks Bancorp	1,160	8,120
Home BancShares, Inc./Arkansas	539	15,852
HomeTrust Bancshares, Inc.*	1,151	16,816
Horizon Bancorp/Indiana	484	11,151
Hudson Valley Holding Corp.	788	14,302
Huntington Bancshares, Inc./Ohio	44,438	432,382
Iberiabank Corp.	1,684	105,267
Independent Bank Corp./Massachusetts	1,286	45,936
Independent Bank Group, Inc.	280	13,286
International Bancshares Corp.	2,918	71,972
Investors Bancorp, Inc.	16,882	171,015
Lakeland Bancorp, Inc.	2,049	19,998
Lakeland Financial Corp.	873	32,738
Macatawa Bank Corp.	1,318	6,326
MainSource Financial Group, Inc.	1,085	18,716
MB Financial, Inc.	3,530	97,710
Mercantile Bank Corp.	937	17,850
Merchants Bancshares, Inc./Vermont	289	8,147
Metro Bancorp, Inc.*	760	18,430
MidSouth Bancorp, Inc.	417	7,798
MidWestOne Financial Group, Inc.	370	8,514
National Bank Holdings Corp., Class A	2,161	41,318
National Bankshares, Inc./Virginia	374	10,382
National Penn Bancshares, Inc.	43,132	418,812
NBT Bancorp, Inc.	2,373	53,440
NewBridge Bancorp*	1,766	13,404
Northrim BanCorp, Inc.	368	9,726
OFG Bancorp	2,420	36,252
Old Line Bancshares, Inc.	416	6,440
Old National Bancorp/Indiana	6,230	80,803
OmniAmerican Bancorp, Inc.	621	16,140
Opus Bank*	315	9,648
Pacific Continental Corp.	943	12,118
Pacific Premier Bancorp, Inc.*	883	12,406
PacWest Bancorp	20,974	864,758
Palmetto Bancshares, Inc.	177	2,503
Park National Corp.	704	53,096
Park Sterling Corp.	2,417	16,025
Peapack-Gladstone Financial Corp.	597	10,448
Penns Woods Bancorp, Inc.	258	10,901
Peoples Bancorp, Inc./Ohio	576	13,680
Peoples Financial Services Corp.	406	18,672
Pinnacle Financial Partners, Inc.	1,928	69,601
Popular, Inc.*	75,763	2,230,084
Preferred Bank/California*	636	14,323
PrivateBancorp, Inc.	3,838	114,795
Prosperity Bancshares, Inc.	3,744	214,044
Renasant Corp.	1,691	45,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Republic Bancorp, Inc./Kentucky, Class A	542	$12,840
Republic First Bancorp, Inc.*	1,653	6,430
S&T Bancorp, Inc.	1,589	37,278
Sandy Spring Bancorp, Inc.	1,375	31,474
Seacoast Banking Corp. of Florida*	1,013	11,072
ServisFirst Bancshares, Inc.	96	2,765
Sierra Bancorp	616	10,324
Signature Bank/New York*	4,169	467,178
Simmons First National Corp., Class A	872	33,589
South State Corp.	1,298	72,584
Southside Bancshares, Inc.	1,000	33,250
Southwest Bancorp, Inc./Oklahoma	1,054	17,286
Square 1 Financial, Inc., Class A*	289	5,557
State Bank Financial Corp.	1,686	27,381
Sterling Bancorp/Delaware	4,502	57,581
Stock Yards Bancorp, Inc.	779	23,448
Stonegate Bank	561	14,446
Suffolk Bancorp	606	11,762
Sun Bancorp, Inc./New Jersey*	465	8,421
Susquehanna Bancshares, Inc.	10,098	100,980
SVB Financial Group*	2,483	278,319
Synovus Financial Corp.	7,401	174,960
Talmer Bancorp, Inc., Class A	1,044	14,439
TCF Financial Corp.	8,916	138,465
Texas Capital Bancshares, Inc.*	1,501	86,578
Tompkins Financial Corp.	804	35,440
Towne Bank/Virginia	1,601	21,742
Trico Bancshares	870	19,679
TriState Capital Holdings, Inc.*	1,212	10,993
Trustmark Corp.	3,675	84,654
UMB Financial Corp.	2,013	109,809
Umpqua Holdings Corp.	8,950	147,407
Union Bankshares Corp.	2,484	57,380
United Bankshares, Inc./West Virginia	3,716	114,936
United Community Banks, Inc./Georgia	2,685	44,195
Univest Corp. of Pennsylvania	921	17,269
Valley National Bancorp	10,951	106,115
ViewPoint Financial Group, Inc.	1,919	45,941
Washington Trust Bancorp, Inc.	776	25,600
Webster Financial Corp.	4,841	141,067
WesBanco, Inc.	1,411	43,162
West Bancorp, Inc.	809	11,431
Westamerica Bancorp	1,416	65,872
Western Alliance Bancorp*	23,097	552,018
Wilshire Bancorp, Inc.	3,798	35,056
Wintrust Financial Corp.	2,514	112,300
Yadkin Financial Corp.*	1,086	19,722
Zions Bancorp	10,906	316,928

		18,156,396

Capital Markets (1.2%)
Actua Corp.*	2,203	35,292
Ares Management LP	19,300	337,750
Arlington Asset Investment Corp., Class A	1,194	30,340
BGC Partners, Inc., Class A	6,839	50,814
Calamos Asset Management, Inc., Class A	908	10,233
CIFC Corp.	266	2,407
CorEnergy Infrastructure Trust, Inc. (REIT)	1,639	12,260
Cowen Group, Inc., Class A*	6,291	23,591
E*TRADE Financial Corp.*	15,482	349,738
FBR & Co.*	409	11,256
Federated Investors, Inc., Class B	1,325	38,902
FXCM, Inc., Class A	2,421	38,373
GFI Group, Inc.	4,029	21,797
INTL FCStone, Inc.*	646	11,189
Investment Technology Group, Inc.*	1,906	30,039
Janus Capital Group, Inc.	7,893	114,764
KCG Holdings, Inc., Class A*	2,410	24,413
Legg Mason, Inc.	3,376	172,716
Manning & Napier, Inc.	718	12,055
Moelis & Co.	359	12,260
NorthStar Asset Management Group, Inc.*	7,797	143,621
Oppenheimer Holdings, Inc., Class A	537	10,874
Piper Jaffray Cos.*	869	45,397
Raymond James Financial, Inc.	13,866	742,940
Safeguard Scientifics, Inc.*	1,115	20,516
SEI Investments Co.	431	15,585
Stifel Financial Corp.*	3,527	165,381
SWS Group, Inc.*	1,450	9,990
Walter Investment Management Corp.*	2,043	44,844

		2,539,337

Consumer Finance (0.8%)
Cash America International, Inc.	1,519	66,532
Consumer Portfolio Services, Inc.*	1,099	7,045
Encore Capital Group, Inc.*	439	19,452
Ezcorp, Inc., Class A*	2,853	28,273
Green Dot Corp., Class A*	1,692	35,769
Imperial Holdings, Inc.*	222,000	1,431,900
JW Wentworth Co., Class A*	668	8,276
Nelnet, Inc., Class A	1,083	46,666
Nicholas Financial, Inc.*	513	5,946
Regional Management Corp.*	582	10,447
SLM Corp.	15,189	130,018
Springleaf Holdings, Inc.*	1,328	42,403

		1,832,727

Diversified Financial Services (0.3%)
Gain Capital Holdings, Inc.	1,286	8,192
Marlin Business Services Corp.	406	7,438
MSCI, Inc.*	3,500	164,570
NASDAQ OMX Group, Inc.	6,268	265,889
NewStar Financial, Inc.*	1,474	16,568
PHH Corp.*	3,065	68,533
PICO Holdings, Inc.*	1,211	24,159
Resource America, Inc., Class A	683	6,359
Tiptree Financial, Inc., Class A*	392	3,238

		564,946

Insurance (10.6%)
Alleghany Corp.*	894	373,826
Allied World Assurance Co. Holdings AG	5,301	195,289
Ambac Financial Group, Inc.*	1,300	28,730
American Equity Investment Life Holding Co.	27,026	618,355
American Financial Group, Inc./Ohio	3,280	189,879
American National Insurance Co.	389	43,724
AMERISAFE, Inc.	986	38,562
AmTrust Financial Services, Inc.	479	19,074
Arch Capital Group Ltd.*	12,277	671,797
Argo Group International Holdings Ltd.	1,403	70,585
Arthur J. Gallagher & Co.	496	22,499
Aspen Insurance Holdings Ltd.	3,518	150,465
Assurant, Inc.	3,866	248,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Assured Guaranty Ltd.	9,109	$201,855
Atlas Financial Holdings, Inc.*	72	996
Axis Capital Holdings Ltd.	5,824	275,650
Baldwin & Lyons, Inc., Class B	552	13,634
Brown & Brown, Inc.	43,239	1,390,134
Citizens, Inc./Texas*	2,348	15,168
CNO Financial Group, Inc.	11,672	197,957
Crawford & Co., Class B	1,090	8,993
Donegal Group, Inc., Class A	528	8,110
EMC Insurance Group, Inc.	304	8,780
Employers Holdings, Inc.	724	13,937
Endurance Specialty Holdings Ltd	18,963	1,046,378
Enstar Group Ltd.*	1,945	265,142
Everest Reinsurance Group Ltd.	3,583	580,482
FBL Financial Group, Inc., Class A	494	22,082
Federated National Holding Co.	56	1,573
Fidelity & Guaranty Life	604	12,895
First American Financial Corp.	75,740	2,054,069
FNF Group	14,887	412,965
FNFV Group*	5,014	68,993
Genworth Financial, Inc., Class A*	26,683	349,547
Global Indemnity plc*	473	11,934
Greenlight Capital Reinsurance Ltd., Class A*	17,483	566,624
Hallmark Financial Services, Inc.*	781	8,052
Hanover Insurance Group, Inc.	2,385	146,487
Hartford Financial Services Group, Inc.	8,801	327,837
HCC Insurance Holdings, Inc.	32,268	1,558,222
HCI Group, Inc.	164	5,902
Hilltop Holdings, Inc.*	3,701	74,205
Horace Mann Educators Corp.	2,206	62,893
Independence Holding Co.	319	4,240
Infinity Property & Casualty Corp.	3,804	243,494
Kansas City Life Insurance Co.	193	8,560
Kemper Corp.	2,471	84,385
Maiden Holdings Ltd.	2,532	28,055
Markel Corp.*	1,427	907,786
MBIA, Inc.*	123,052	1,129,617
Meadowbrook Insurance Group, Inc.	2,703	15,813
Mercury General Corp.	995	48,566
Montpelier Reinsurance Holdings Ltd.	2,114	65,724
National General Holdings Corp.	1,954	33,003
National Interstate Corp.	323	9,012
National Western Life Insurance Co., Class A	119	29,394
Navigators Group, Inc.*	8,288	509,712
Old Republic International Corp	133,512	1,906,551
OneBeacon Insurance Group Ltd., Class A	1,344	20,711
PartnerReinsurance Ltd.	2,729	299,890
Phoenix Cos., Inc.*	292	16,370
Platinum Underwriters Holdings Ltd.	1,439	87,592
Primerica, Inc.	2,885	139,115
ProAssurance Corp.	3,194	140,760
Protective Life Corp.	4,237	294,090
Reinsurance Group of America, Inc.	8,804	705,465
RenaissanceReinsurance Holdings Ltd.	2,178	217,778
RLI Corp.	2,304	99,740
Safety Insurance Group, Inc.	717	38,653
Selective Insurance Group, Inc.	3,038	67,261
StanCorp Financial Group, Inc.	2,325	146,894
State Auto Financial Corp.	799	16,387
Stewart Information Services Corp.	1,161	34,075
Symetra Financial Corp.	3,999	93,297
Third Point Reinsurance Ltd.*	3,082	44,843
United Fire Group, Inc.	1,138	31,602
United Insurance Holdings Corp.	61	915
Universal Insurance Holdings, Inc.	116	1,500
Validus Holdings Ltd.	4,917	192,451
W. R. Berkley Corp.	5,403	258,263
White Mountains Insurance Group Ltd.	334	210,443
Willis Group Holdings plc	50,290	2,082,006
XL Group plc	13,358	443,085

		23,089,963

Real Estate Investment Trusts (REITs) (8.9%)
Acadia Realty Trust (REIT)	3,142	86,656
AG Mortgage Investment Trust, Inc. (REIT)	1,928	34,318
Agree Realty Corp. (REIT)	930	25,463
Alexander’s, Inc. (REIT)	8	2,991
Alexandria Real Estate Equities, Inc. (REIT)	3,899	287,551
Altisource Residential Corp. (REIT).	3,136	75,264
American Assets Trust, Inc. (REIT) .	1,309	43,158
American Campus Communities, Inc. (REIT)	15,543	566,542
American Capital Mortgage Investment Corp. (REIT)	3,167	59,603
American Homes 4 Rent (REIT), Class A	8,214	138,734
American Realty Capital Healthcare Trust, Inc. (REIT)	9,375	98,250
American Residential Properties, Inc. (REIT)*	1,785	32,737
AmREIT, Inc. (REIT)	1,060	24,348
Anworth Mortgage Asset Corp. (REIT)	8,353	40,011
Apartment Investment & Management Co. (REIT), Class A.	3,414	108,633
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,904	45,622
Apollo Residential Mortgage, Inc. (REIT)	1,870	28,854
Ares Commercial Real Estate Corp. (REIT)	1,658	19,382
Armada Hoffler Properties, Inc. (REIT)	1,477	13,411
ARMOUR Residential REIT, Inc. (REIT)	20,455	78,752
Ashford Hospitality Prime, Inc. (REIT)	605	9,214
Ashford Hospitality Trust, Inc. (REIT)	3,738	38,202
Associated Estates Realty Corp. (REIT)	3,135	54,894
Aviv REIT, Inc. (REIT)	1,074	28,300
BioMed Realty Trust, Inc. (REIT)	30,740	620,948
Brandywine Realty Trust (REIT)	9,670	136,057
Brixmor Property Group, Inc. (REIT)	2,738	60,948
Camden Property Trust (REIT)	11,704	802,075
Campus Crest Communities, Inc. (REIT)	3,561	22,790
Capstead Mortgage Corp. (REIT)	5,822	71,261
CareTrust REIT, Inc. (REIT)*	122	1,745
CatchMark Timber Trust, Inc. (REIT), Class A	1,116	12,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CBL & Associates Properties, Inc. (REIT)	9,177	$164,268
CBS Outdoor Americas, Inc. (REIT)	5,980	179,041
Cedar Realty Trust, Inc. (REIT)	4,143	24,444
Chambers Street Properties (REIT)	13,167	99,148
Chatham Lodging Trust (REIT)	1,870	43,160
Chesapeake Lodging Trust (REIT)	3,038	88,558
Chimera Investment Corp. (REIT)	57,689	175,375
Colony Financial, Inc. (REIT)	6,070	135,847
Columbia Property Trust, Inc. (REIT)	5,854	139,735
Corporate Office Properties Trust/Maryland (REIT)	4,734	121,758
Corrections Corp. of America (REIT)	24,334	836,116
Cousins Properties, Inc. (REIT)	11,782	140,795
CubeSmart (REIT)	7,734	139,057
CyrusOne, Inc. (REIT)	1,759	42,286
CYS Investments, Inc. (REIT)	9,333	76,904
DCT Industrial Trust, Inc. (REIT)	17,757	133,355
DDR Corp. (REIT)	35,324	590,971
DiamondRock Hospitality Co. (REIT)	10,526	133,470
Douglas Emmett, Inc. (REIT)	7,771	199,482
Duke Realty Corp. (REIT)	17,831	306,337
DuPont Fabros Technology, Inc. (REIT)	2,382	64,409
Dynex Capital, Inc. (REIT)	3,892	31,447
EastGroup Properties, Inc. (REIT)	176	10,664
Education Realty Trust, Inc. (REIT)	6,350	65,278
EPR Properties (REIT)	3,219	163,139
Equity Commonwealth (REIT)	6,970	179,199
Equity Lifestyle Properties, Inc. (REIT)	1,314	55,661
Equity One, Inc. (REIT)	3,392	73,369
Excel Trust, Inc. (REIT)	3,498	41,171
Federal Realty Investment Trust (REIT)	1,239	146,772
FelCor Lodging Trust, Inc. (REIT)	6,578	61,570
First Industrial Realty Trust, Inc. (REIT)	5,847	98,873
First Potomac Realty Trust (REIT)	3,215	37,776
Franklin Street Properties Corp. (REIT)	5,184	58,164
Gaming and Leisure Properties, Inc. (REIT)	3,892	120,263
Geo Group, Inc. (REIT)	3,912	149,517
Getty Realty Corp. (REIT)	1,498	25,466
Gladstone Commercial Corp. (REIT)	1,195	20,303
Glimcher Realty Trust (REIT)	1,201	16,262
Government Properties Income Trust (REIT)	3,758	82,338
Gramercy Property Trust, Inc. (REIT)	6,337	36,501
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,238	17,109
Hatteras Financial Corp. (REIT)	5,737	103,037
Healthcare Realty Trust, Inc. (REIT)	5,199	123,112
Healthcare Trust of America, Inc. (REIT), Class A	11,403	132,275
Hersha Hospitality Trust (REIT)	10,873	69,261
Highwoods Properties, Inc. (REIT)	13,786	536,275
Home Properties, Inc. (REIT)	3,148	183,340
Hospitality Properties Trust (REIT)	8,232	221,029
Hudson Pacific Properties, Inc. (REIT)	3,028	74,670
Inland Real Estate Corp. (REIT)	4,906	48,618
Invesco Mortgage Capital, Inc. (REIT)	7,277	114,394
Investors Real Estate Trust (REIT)	6,207	47,794
iStar Financial, Inc. (REIT)*	60,025	810,338
Kilroy Realty Corp. (REIT)	4,432	263,438
Kite Realty Group Trust (REIT)	1,788	43,341
LaSalle Hotel Properties (REIT)	5,628	192,703
Lexington Realty Trust (REIT)	11,131	108,972
Liberty Property Trust (REIT)	8,075	268,575
LTC Properties, Inc. (REIT)	1,951	71,972
Mack-Cali Realty Corp. (REIT)	4,835	92,397
Medical Properties Trust, Inc. (REIT)	9,548	117,058
MFA Financial, Inc. (REIT)	20,783	161,692
Mid-America Apartment Communities, Inc. (REIT)	11,503	755,172
Monmouth Real Estate Investment Corp. (REIT)	3,221	32,597
National Retail Properties, Inc. (REIT)	6,754	233,486
New Residential Investment Corp. (REIT)	16,125	94,009
New York Mortgage Trust, Inc. (REIT)	5,495	39,729
New York REIT, Inc. (REIT)	9,048	93,013
NorthStar Realty Finance Corp. (REIT)	9,167	161,981
Omega Healthcare Investors, Inc. (REIT)	4,711	161,069
One Liberty Properties, Inc. (REIT)	796	16,103
Owens Realty Mortgage, Inc. (REIT)	667	9,505
Parkway Properties, Inc./Maryland (REIT)	4,203	78,932
Pebblebrook Hotel Trust (REIT)	3,675	137,225
Pennsylvania Real Estate Investment Trust (REIT)	3,680	73,379
PennyMac Mortgage Investment Trust (REIT)	2,677	57,368
Physicians Realty Trust (REIT)	2,609	35,795
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,399	148,158
Post Properties, Inc. (REIT)	2,896	148,681
PS Business Parks, Inc. (REIT)	520	39,593
RAIT Financial Trust (REIT)	4,491	33,368
Ramco-Gershenson Properties Trust (REIT)	4,322	70,233
Rayonier, Inc. (REIT)	6,188	192,694
Redwood Trust, Inc. (REIT)	4,465	74,030
Regency Centers Corp. (REIT)	4,999	269,096
Resource Capital Corp. (REIT)	7,813	38,049
Retail Opportunity Investments Corp. (REIT)	4,860	71,442
Retail Properties of America, Inc. (REIT), Class A	12,717	186,050
Rexford Industrial Realty, Inc. (REIT)	2,562	35,458
RLJ Lodging Trust (REIT)	7,040	200,429
Rouse Properties, Inc. (REIT)	1,973	31,903
Ryman Hospitality Properties, Inc. (REIT)	1,136	53,733
Sabra Health Care REIT, Inc. (REIT)	230	5,594
Saul Centers, Inc. (REIT)	70	3,272
Select Income REIT (REIT)	2,174	52,285
Senior Housing Properties Trust (REIT)	11,289	236,166
Silver Bay Realty Trust Corp. (REIT)	59,677	967,364
Sovran Self Storage, Inc. (REIT)	247	18,367
Spirit Realty Capital, Inc. (REIT)	21,808	239,234
STAG Industrial, Inc. (REIT)	2,776	57,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Strategic Hotels & Resorts, Inc. (REIT)*	3,140	$36,581
Summit Hotel Properties, Inc. (REIT)	4,623	49,836
Sunstone Hotel Investors, Inc. (REIT)	10,947	151,288
Tanger Factory Outlet Centers, Inc. (REIT)	1,913	62,593
Taubman Centers, Inc. (REIT)	251	18,323
Terreno Realty Corp. (REIT)	1,804	33,969
Trade Street Residential, Inc. (REIT)	1,108	7,911
Two Harbors Investment Corp. (REIT)	20,695	200,121
UMH Properties, Inc. (REIT)	1,284	12,198
Urstadt Biddle Properties, Inc. (REIT), Class A	222	4,507
Washington Prime Group, Inc. (REIT)	8,466	147,986
Washington Real Estate Investment Trust (REIT)	3,567	90,530
Weingarten Realty Investors (REIT)	6,662	209,853
Western Asset Mortgage Capital Corp. (REIT)	2,450	36,211
Whitestone REIT (REIT)	1,388	19,349
WP Carey, Inc. (REIT)	5,443	347,100

		19,359,003

Real Estate Management & Development (1.8%)
Alexander & Baldwin, Inc.	2,650	95,321
AV Homes, Inc.*	608	8,907
Consolidated-Tomoka Land Co.	161	7,900
Forest City Enterprises, Inc., Class A*	8,769	171,522
Forestar Group, Inc.*	1,699	30,106
Howard Hughes Corp.*	18,020	2,703,002
Jones Lang LaSalle, Inc.	1,785	225,517
Kennedy-Wilson Holdings, Inc.	3,561	85,322
RE/MAX Holdings, Inc., Class A	573	17,035
Realogy Holdings Corp.*	12,548	466,786
St. Joe Co.*	219	4,365
Tejon Ranch Co.*	684	19,179

		3,834,962

Thrifts & Mortgage Finance (2.7%)
Astoria Financial Corp.	4,560	56,498
Banc of California, Inc.	1,527	17,759
Bank Mutual Corp.	2,426	15,551
BankFinancial Corp.	994	10,318
BBX Capital Corp., Class A*	408	7,111
Beneficial Mutual Bancorp, Inc.*	1,573	20,103
Berkshire Hills Bancorp, Inc.	1,370	32,181
BFC Financial Corp., Class A*	475,065	1,871,756
Brookline Bancorp, Inc.	3,910	33,430
Capitol Federal Financial, Inc.	7,651	90,435
Charter Financial Corp./Maryland	937	10,026
Clifton Bancorp, Inc.	1,375	17,311
Dime Community Bancshares, Inc.	1,763	25,387
ESB Financial Corp.	634	7,405
Essent Group Ltd.*	16,500	353,265
EverBank Financial Corp.	4,893	86,410
Federal Agricultural Mortgage Corp., Class C	541	17,388
First Defiance Financial Corp.	510	13,775
First Financial Northwest, Inc.	699	7,137
Flagstar Bancorp, Inc.*	1,090	18,345
Fox Chase Bancorp, Inc.	612	9,982
Franklin Financial Corp./Virginia*	429	7,984
Home Loan Servicing Solutions Ltd.	3,941	83,510
HomeStreet, Inc.	742	12,681
Hudson City Bancorp, Inc.	28,411	276,155
Kearny Financial Corp.*	726	9,678
Ladder Capital Corp., Class A*	796	15,044
Meta Financial Group, Inc.	333	11,742
MGIC Investment Corp.*	181,085	1,414,274
Nationstar Mortgage Holdings, Inc.*	9,009	308,468
NMI Holdings, Inc., Class A*	2,694	23,303
Northfield Bancorp, Inc.	2,951	40,193
Northwest Bancshares, Inc.	5,213	63,077
OceanFirst Financial Corp.	728	11,582
Oritani Financial Corp.	2,575	36,282
PennyMac Financial Services, Inc., Class A*	302	4,424
People’s United Financial, Inc.	16,866	244,051
Provident Financial Services, Inc.	3,282	53,726
Radian Group, Inc.	8,175	116,575
Stonegate Mortgage Corp.*	679	8,820
Territorial Bancorp, Inc.	475	9,638
TFS Financial Corp.	4,138	59,256
Tree.com, Inc.*	185	6,640
TrustCo Bank Corp.	5,240	33,746
United Community Financial Corp./Ohio	2,560	11,981
United Financial Bancorp, Inc.	2,399	30,443
Walker & Dunlop, Inc.*	1,028	13,662
Washington Federal, Inc.	5,405	110,046
Waterstone Financial, Inc.	1,858	21,460
WSFS Financial Corp.	465	33,299

		5,793,313

Total Financials		75,170,647

Health Care (6.7%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	345	8,542
Achillion Pharmaceuticals, Inc.*	4,135	41,267
Agenus, Inc.*	603	1,875
Alkermes plc*	1,116	47,843
Alnylam Pharmaceuticals, Inc.*	540	42,174
AMAG Pharmaceuticals, Inc.*	385	12,285
Anacor Pharmaceuticals, Inc.*	1,123	27,480
Array BioPharma, Inc.*	1,286	4,591
Avalanche Biotechnologies, Inc.*	38	1,299
BioCryst Pharmaceuticals, Inc.*	773	7,560
Celldex Therapeutics, Inc.*	468	6,065
ChemoCentryx, Inc.*	1,451	6,530
Cubist Pharmaceuticals, Inc.*	223	14,794
Cytokinetics, Inc.*	1,878	6,611
Cytori Therapeutics, Inc.*	1,022	691
CytRx Corp.*	2,222	5,644
Dynavax Technologies Corp.*	13,737	19,644
Emergent Biosolutions, Inc.*	1,347	28,705
Geron Corp.*	8,577	17,154
Hyperion Therapeutics, Inc.*	150	3,783
Idera Pharmaceuticals, Inc.*	332	760
Immunomedics, Inc.*	146	543
Inovio Pharmaceuticals, Inc.*	382	3,763
Kite Pharma, Inc.*	50	1,425
Lexicon Pharmaceuticals, Inc.*	1,460	2,059
Merrimack Pharmaceuticals, Inc.*	295	2,590
Myriad Genetics, Inc.*	506	19,516
Navidea Biopharmaceuticals, Inc.*	2,035	2,686
NeoStem, Inc.*	755	4,175
NPS Pharmaceuticals, Inc.*	405	10,530
Osiris Therapeutics, Inc.*	65	818
Otonomy, Inc.*	41	984
OvaScience, Inc.*	811	13,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Peregrine Pharmaceuticals, Inc.*	584	$794
Progenics Pharmaceuticals, Inc.*	2,846	14,771
Prothena Corp. plc*	1,077	23,866
PTC Therapeutics, Inc.*	158	6,954
Rigel Pharmaceuticals, Inc.*	4,813	9,337
Sage Therapeutics, Inc.*	35	1,103
Spectrum Pharmaceuticals, Inc.*	2,631	21,416
T2 Biosystems, Inc.*	56	1,013
Threshold Pharmaceuticals, Inc.*	247	892
Verastem, Inc.*	1,029	8,767
XOMA Corp.*	813	3,423
Zafgen, Inc.*	51	1,002

		461,187

Health Care Equipment & Supplies (1.8%)
Alere, Inc.*	4,422	171,485
Analogic Corp.	648	41,446
AngioDynamics, Inc.*	1,346	18,467
AtriCure, Inc.*	391	5,755
Boston Scientific Corp.*	99,177	1,171,280
CareFusion Corp.*	9,672	437,658
CONMED Corp.	1,465	53,971
Cooper Cos., Inc.	672	104,664
CryoLife, Inc.	1,456	14,371
Cynosure, Inc., Class A*	807	16,947
Derma Sciences, Inc.*	1,261	10,504
Exactech, Inc.*	516	11,811
Greatbatch, Inc.*	1,331	56,714
Haemonetics Corp.*	2,564	89,535
Hill-Rom Holdings, Inc.	2,850	118,075
Hologic, Inc.*	8,727	212,328
ICU Medical, Inc.*	714	45,824
Integra LifeSciences Holdings Corp.*	784	38,918
Invacare Corp.	1,688	19,935
Merit Medical Systems, Inc.*	2,295	27,265
NuVasive, Inc.*	428	14,924
OraSure Technologies, Inc.*	2,721	19,646
Orthofix International N.V.*	20,314	628,921
PhotoMedex, Inc.*	758	4,700
Rockwell Medical, Inc.*	1,888	17,256
RTI Surgical, Inc.*	2,997	14,326
Sirona Dental Systems, Inc.*	1,190	91,249
SurModics, Inc.*	577	10,478
Symmetry Medical, Inc.*	2,028	20,463
Teleflex, Inc.	2,218	232,979
Tornier N.V.*	1,904	45,506
TransEnterix, Inc.*	1,453	6,335
Unilife Corp.*	955	2,192
Wright Medical Group, Inc.*	1,393	42,208

		3,818,136

Health Care Providers & Services (2.9%)
Addus HomeCare Corp.*	322	6,311
Adeptus Health, Inc., Class A*	120	2,988
Alliance HealthCare Services, Inc.*	161	3,640
Almost Family, Inc.*	436	11,846
Amedisys, Inc.*	1,473	29,710
AMN Healthcare Services, Inc.*	2,477	38,889
Amsurg Corp.*	1,798	89,990
Bio-Reference Laboratories, Inc.*	92	2,582
BioScrip, Inc.*	3,649	25,215
BioTelemetry, Inc.*	561	3,764
Catamaran Corp.*	15,485	652,693
Community Health Systems, Inc.*	15,592	854,286
Cross Country Healthcare, Inc.*	1,712	15,905
Ensign Group, Inc.	51	1,775
ExamWorks Group, Inc.*	11,200	366,800
Five Star Quality Care, Inc.*	2,434	9,176
Hanger, Inc.*	1,896	38,906
Health Net, Inc.*	4,303	198,411
HealthEquity, Inc.*	330	6,042
HealthSouth Corp.	1,125	41,513
Healthways, Inc.*	815	13,056
IPC The Hospitalist Co., Inc.*	399	17,871
Kindred Healthcare, Inc.	3,436	66,658
LHC Group, Inc.*	680	15,776
LifePoint Hospitals, Inc.*	14,049	972,050
Magellan Health, Inc.*	1,483	81,165
MEDNAX, Inc.*	7,571	415,042
National Healthcare Corp.	535	29,698
National Research Corp., Class A*	82	1,067
Omnicare, Inc.	5,308	330,476
Owens & Minor, Inc.	3,366	110,203
Patterson Cos., Inc.	4,191	173,633
PharMerica Corp.*	1,624	39,674
RadNet, Inc.*	147	973
Select Medical Holdings Corp.	251	3,020
Skilled Healthcare Group, Inc., Class A*	659	4,349
Surgical Care Affiliates, Inc.*	36	962
Team Health Holdings, Inc.*	7,581	439,622
Triple-S Management Corp., Class B*	1,324	26,348
Trupanion, Inc.*	408	3,468
Universal American Corp.*	56,821	456,841
Universal Health Services, Inc., Class B	3,722	388,949
VCA, Inc.*	4,730	186,031
WellCare Health Plans, Inc.*	2,176	131,300

		6,308,674

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,082	81,590
Castlight Health, Inc., Class B*	122	1,579
Imprivata, Inc.*	80	1,241
MedAssets, Inc.*	204	4,227

		88,637

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*	2,870	22,903
Albany Molecular Research, Inc.*	1,233	27,212
Bio-Rad Laboratories, Inc., Class A*	1,119	126,895
Charles River Laboratories International, Inc.*	1,362	81,366
Covance, Inc.*	297	23,374
Harvard Bioscience, Inc.*	329,000	1,345,610
PerkinElmer, Inc.	16,069	700,608
QIAGEN N.V.*	12,500	284,625
Quintiles Transnational Holdings, Inc.*	10,636	593,276
Techne Corp.	1,017	95,140

		3,301,009

Pharmaceuticals (0.3%)
Actavis plc*	1,481	357,336
Amphastar Pharmaceuticals, Inc.*	84	979
Catalent, Inc.*	252	6,307
Impax Laboratories, Inc.*	3,033	71,912
Intersect ENT, Inc.*	121	1,875
Mallinckrodt plc*	1,679	151,362
Medicines Co.*	359	8,013
Nektar Therapeutics*	2,958	35,703
Omeros Corp.*	98	1,247
Revance Therapeutics, Inc.*	178	3,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sagent Pharmaceuticals, Inc.*	237	$7,371
SciClone Pharmaceuticals, Inc.*	1,071	7,379
Theravance Biopharma, Inc.*	68	1,567
Theravance, Inc.	240	4,102
XenoPort, Inc.*	2,729	14,682
ZS Pharma, Inc.*	43	1,687

		674,963

Total Health Care		14,652,606

Industrials (12.1%)
Aerospace & Defense (1.7%)
AAR Corp.	2,114	51,053
Aerovironment, Inc.*	477	14,343
Alliant Techsystems, Inc.	1,705	217,626
American Science & Engineering, Inc.	377	20,878
Cubic Corp.	1,016	47,549
Curtiss-Wright Corp.	1,895	124,918
DigitalGlobe, Inc.*	4,042	115,197
Ducommun, Inc.*	368	10,087
Engility Holdings, Inc.*	938	29,237
Esterline Technologies Corp.*	4,106	456,875
Exelis, Inc.	114,799	1,898,775
Huntington Ingalls Industries, Inc.	419	43,664
KEYW Holding Corp.*	1,806	19,992
Kratos Defense & Security Solutions, Inc.*	2,385	15,646
LMI Aerospace, Inc.*	534	6,835
Moog, Inc., Class A*	2,217	151,643
National Presto Industries, Inc.	318	19,306
Orbital Sciences Corp.*	3,261	90,656
SIFCO Industries, Inc.	75	2,258
Spirit AeroSystems Holdings, Inc., Class A*	458	17,432
Teledyne Technologies, Inc.*	1,564	147,032
Triumph Group, Inc.	2,164	140,768
Vectrus, Inc.*	6,378	124,557

		3,766,327

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	2,778	20,224
Atlas Air Worldwide Holdings, Inc.*	1,358	44,841
Hub Group, Inc., Class A*	28,782	1,166,534
UTi Worldwide, Inc.*	4,866	51,726
XPO Logistics, Inc.*	2,283	86,001

		1,369,326

Airlines (0.4%)
Alaska Air Group, Inc.	657	28,606
American Airlines Group, Inc.	7,200	255,456
Copa Holdings S.A., Class A	378	40,556
JetBlue Airways Corp.*	11,427	121,355
Republic Airways Holdings, Inc.*	2,632	29,241
SkyWest, Inc.	2,685	20,889
Spirit Airlines, Inc.*	4,922	340,307

		836,410

Building Products (0.5%)
A.O. Smith Corp.	2,224	105,151
Advanced Drainage Systems, Inc.*	301	6,306
Apogee Enterprises, Inc.	623	24,795
Fortune Brands Home & Security, Inc.	8,987	369,456
Gibraltar Industries, Inc.*	1,643	22,493
Griffon Corp.	1,635	18,623
Insteel Industries, Inc.	23	473
Masonite International Corp.*	1,372	75,981
Owens Corning, Inc.	6,338	201,231
Ply Gem Holdings, Inc.*	158	1,713
Quanex Building Products Corp.	1,822	32,960
Simpson Manufacturing Co., Inc.	2,050	59,757
Universal Forest Products, Inc.	1,050	44,845

		963,784

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	2,989	76,787
ACCO Brands Corp.*	6,134	42,325
ADT Corp.	9,356	331,764
Brady Corp., Class A	2,532	56,818
Brink’s Co.	15,225	366,009
Casella Waste Systems, Inc., Class A*	166	639
CECO Environmental Corp.	1,118	14,981
Cenveo, Inc.*	1,897	4,686
Cintas Corp.	1,077	76,025
Civeo Corp.	5,068	58,840
Clean Harbors, Inc.*	870	46,910
Covanta Holding Corp.	3,434	72,869
Deluxe Corp.	1,285	70,881
Ennis, Inc.	1,466	19,307
G&K Services, Inc., Class A	1,096	60,696
Heritage-Crystal Clean, Inc.*	49	728
HNI Corp.	181	6,514
InnerWorkings, Inc.*	1,831	14,813
Iron Mountain, Inc. (REIT)	1,023	33,401
KAR Auction Services, Inc.	4,488	128,491
Kimball International, Inc., Class B	1,837	27,647
McGrath RentCorp.	1,364	46,649
Mobile Mini, Inc.	2,315	80,956
Multi-Color Corp.	364	16,555
NL Industries, Inc.	371	2,731
Pitney Bowes, Inc.	5,891	147,216
Quad/Graphics, Inc.	1,504	28,952
R.R. Donnelley & Sons Co.	9,631	158,526
SP Plus Corp.*	71	1,346
Tetra Tech, Inc.	3,266	81,585
UniFirst Corp.	790	76,306
United Stationers, Inc.	2,086	78,371
Viad Corp.	1,144	23,624
Waste Connections, Inc.	2,624	127,316
West Corp.	978	28,812

		2,410,076

Construction & Engineering (1.1%)
AECOM Technology Corp.*	5,335	180,056
Aegion Corp.*	1,850	41,162
Ameresco, Inc., Class A*	1,116	7,645
Argan, Inc.	396	13,218
Comfort Systems USA, Inc.	1,577	21,368
Dycom Industries, Inc.*	212	6,511
EMCOR Group, Inc.	3,602	143,936
Granite Construction, Inc.	2,080	66,165
Great Lakes Dredge & Dock Corp.*	2,926	18,083
Jacobs Engineering Group, Inc.*	9,774	477,167
KBR, Inc.	7,889	148,550
Layne Christensen Co.*	49,966	485,170
MYR Group, Inc.*	1,152	27,740
Northwest Pipe Co.*	495	16,880
Orion Marine Group, Inc.*	1,488	14,850
Pike Corp.*	1,459	17,348
Quanta Services, Inc.*	8,705	315,904
Sterling Construction Co., Inc.*	847	6,496
Tutor Perini Corp.*	2,005	52,932
URS Corp.	3,702	213,272

		2,274,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electrical Equipment (0.7%)
Babcock & Wilcox Co.	29,920	$828,485
Encore Wire Corp.	269	9,977
EnerSys, Inc.	1,914	112,237
Franklin Electric Co., Inc.	154	5,350
General Cable Corp.	2,582	38,936
Global Power Equipment Group, Inc.	879	13,097
GrafTech International Ltd.*	6,381	29,225
Hubbell, Inc., Class B	2,660	320,610
LSI Industries, Inc.	1,069	6,489
Plug Power, Inc.*	9,008	41,347
Powell Industries, Inc.	499	20,389
PowerSecure International, Inc.*	1,240	11,879
Preformed Line Products Co.	127	6,700
Regal-Beloit Corp.	2,427	155,935
TCP International Holdings Ltd.*	137	1,044
Vicor Corp.*	765	7,191

		1,608,891

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,434	276,025

Machinery (3.3%)
Accuride Corp.*	130	493
Actuant Corp., Class A	3,833	116,983
AGCO Corp.	5,043	229,255
Alamo Group, Inc.	353	14,473
Albany International Corp., Class A	1,302	44,320
American Railcar Industries, Inc.	32	2,365
Astec Industries, Inc.	1,001	36,506
Barnes Group, Inc.	2,892	87,772
Briggs & Stratton Corp.	2,533	45,645
CIRCOR International, Inc.	102	6,868
CLARCOR, Inc.	145	9,147
Columbus McKinnon Corp.	952	20,934
Crane Co.	1,660	104,929
Donaldson Co., Inc.	681	27,669
Douglas Dynamics, Inc.	114	2,223
Dover Corp.	12,784	1,026,939
Dynamic Materials Corp.	678	12,916
Energy Recovery, Inc.*	1,447	5,122
ESCO Technologies, Inc.	1,403	48,796
Federal Signal Corp.	3,367	44,579
FreightCar America, Inc.	643	21,412
Global Brass & Copper Holdings, Inc.	112	1,643
Hurco Cos., Inc.	364	13,708
IDEX Corp.	342	24,750
ITT Corp.	3,803	170,907
Joy Global, Inc.	11,173	609,375
Kadant, Inc.	518	20,228
Kennametal, Inc.	17,761	733,707
L.B. Foster Co., Class A	568	26,094
Lincoln Electric Holdings, Inc.	2,841	196,412
Lindsay Corp.	106	7,923
Lydall, Inc.*	131	3,538
Meritor, Inc.*	2,468	26,778
Miller Industries, Inc.	573	9,684
Mueller Industries, Inc.	1,038	29,624
Navistar International Corp.*	2,438	80,235
NN, Inc.	49	1,309
Oshkosh Corp.	4,565	201,545
Parker-Hannifin Corp.	2,126	242,683
Rexnord Corp.*	9,600	273,120
Snap-on, Inc.	5,986	724,785
SPX Corp.	2,359	221,581
Standex International Corp.	202	14,976
Terex Corp.	5,928	188,333
Timken Co.	4,111	174,265
Titan International, Inc.	2,389	28,238
TriMas Corp.*	287	6,983
Trinity Industries, Inc.	1,944	90,824
Twin Disc, Inc.	109	2,939
Valmont Industries, Inc.	1,353	182,560
WABCO Holdings, Inc.*	3,100	281,945
Watts Water Technologies, Inc., Class A	1,423	82,890
Woodward, Inc.	1,164	55,430
Xylem, Inc.	13,624	483,516

		7,121,874

Marine (0.1%)
Baltic Trading Ltd.	2,685	11,116
International Shipholding Corp.	309	5,528
Knightsbridge Tankers Ltd.	1,867	16,523
Matson, Inc.	1,469	36,769
Navios Maritime Holdings, Inc.	4,235	25,410
Safe Bulkers, Inc.	2,167	14,432
Scorpio Bulkers, Inc.*	7,237	42,120
Ultrapetrol Bahamas Ltd.*	1,192	3,719

		155,617

Professional Services (0.9%)
Acacia Research Corp.	2,751	42,585
CBIZ, Inc.*	2,315	18,219
CDI Corp.	737	10,701
CRA International, Inc.*	539	13,707
Dun & Bradstreet Corp.	1,273	149,539
Equifax, Inc.	3,044	227,509
Franklin Covey Co.*	244	4,780
FTI Consulting, Inc.*	2,182	76,283
GP Strategies Corp.*	245	7,036
Heidrick & Struggles International, Inc.	914	18,774
Hill International, Inc.*	296	1,184
Huron Consulting Group, Inc.*	1,137	69,323
ICF International, Inc.*	1,072	33,007
Kelly Services, Inc., Class A	1,482	23,223
Korn/Ferry International*	1,304	32,470
Manpowergroup, Inc.	4,275	299,678
Navigant Consulting, Inc.*	2,656	36,945
Paylocity Holding Corp.*	320	6,288
Pendrell Corp.*	8,873	11,890
Resources Connection, Inc.	2,095	29,204
Robert Half International, Inc.	8,449	414,001
RPX Corp.*	2,558	35,121
Towers Watson & Co., Class A	3,496	347,852
TriNet Group, Inc.*	596	15,347
VSE Corp.	224	10,980

		1,935,646

Road & Rail (0.8%)
AMERCO	172	45,045
ArcBest Corp.	118	4,401
Celadon Group, Inc.	1,054	20,500
Con-way, Inc.	3,040	144,400
Genesee & Wyoming, Inc., Class A*	5,655	538,978
Marten Transport Ltd.	775	13,803
P.A.M. Transportation Services, Inc.*	147	5,329
Patriot Transportation Holding, Inc.*	356	12,076
Quality Distribution, Inc.*	1,121	14,326
Roadrunner Transportation Systems, Inc.*	948	21,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ryder System, Inc.	10,262	$923,272
Universal Truckload Services, Inc.	128	3,104
USA Truck, Inc.*	332	5,820
Werner Enterprises, Inc.	1,838	46,318
YRC Worldwide, Inc.*	1,393	28,306

		1,827,283

Trading Companies & Distributors (0.8%)
Aceto Corp.	1,281	24,749
Air Lease Corp.	5,155	167,538
Aircastle Ltd.	20,433	334,284
Applied Industrial Technologies, Inc.	1,459	66,603
Beacon Roofing Supply, Inc.*	2,070	52,744
CAI International, Inc.*	883	17,086
Erickson, Inc.*	311	4,040
GATX Corp.	2,456	143,357
Houston Wire & Cable Co.	926	11,093
Kaman Corp.	685	26,921
MRC Global, Inc.*	2,967	69,190
NOW, Inc.*	5,302	161,234
Rush Enterprises, Inc., Class A*	294	9,834
TAL International Group, Inc.*	1,221	50,366
Textainer Group Holdings Ltd.	886	27,572
Titan Machinery, Inc.*	775	10,067
United Rentals, Inc.*	3,130	347,743
WESCO International, Inc.*	2,391	187,120

		1,711,541

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,348	40,855

Total Industrials		26,298,108

Information Technology (9.5%)
Communications Equipment (0.9%)
ADTRAN, Inc.	1,457	29,912
Arista Networks, Inc.*	81	7,155
Bel Fuse, Inc., Class B	527	13,038
Black Box Corp.	790	18,423
Brocade Communications Systems, Inc.	23,362	253,945
Calix, Inc.*	2,305	22,059
Comtech Telecommunications Corp.	816	30,314
Digi International, Inc.*	1,357	10,177
EchoStar Corp., Class A*	1,759	85,769
Emulex Corp.*	3,798	18,762
Extreme Networks, Inc.*	1,684	8,066
Finisar Corp.*	355	5,904
Harmonic, Inc.*	4,412	27,972
Infinera Corp.*	1,052	11,225
Ixia*	2,821	25,784
JDS Uniphase Corp.*	12,398	158,694
Juniper Networks, Inc.	45,372	1,004,990
KVH Industries, Inc.*	190	2,151
NETGEAR, Inc.*	1,954	61,062
Numerex Corp., Class A*	143	1,499
Oclaro, Inc.*	5,266	7,530
Oplink Communications, Inc.	919	15,458
Plantronics, Inc.	263	12,566
Polycom, Inc.*	4,065	49,939
Procera Networks, Inc.*	985	9,436
Tessco Technologies, Inc.	286	8,291

		1,900,121

Electronic Equipment, Instruments & Components (1.4%)
Agilysys, Inc.*	796	9,337
Amphenol Corp., Class A	3,189	318,454
Anixter International, Inc.	817	69,314
Arrow Electronics, Inc.*	5,355	296,399
Avnet, Inc.	5,941	246,552
AVX Corp.	2,519	33,452
Benchmark Electronics, Inc.*	2,908	64,587
Checkpoint Systems, Inc.*	2,182	26,686
Coherent, Inc.*	1,244	76,344
CTS Corp.	1,771	28,141
CUI Global, Inc.*	385	2,787
Daktronics, Inc.	605	7,435
Dolby Laboratories, Inc., Class A*	2,559	106,941
DTS, Inc.*	668	16,867
Electro Rent Corp.	864	11,897
Electro Scientific Industries, Inc.	1,229	8,345
Fabrinet*	1,872	27,331
FARO Technologies, Inc.*	126	6,395
FLIR Systems, Inc.	2,284	71,581
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,097	—
GSI Group, Inc.*	1,652	18,981
II-VI, Inc.*	2,832	33,333
Ingram Micro, Inc., Class A*	8,342	215,307
Insight Enterprises, Inc.*	2,210	50,012
Itron, Inc.*	2,117	83,219
Jabil Circuit, Inc.	10,922	220,297
Kemet Corp.*	2,349	9,678
Knowles Corp.*	10,853	287,605
Littelfuse, Inc.	163	13,884
Mercury Systems, Inc.*	1,748	19,245
Multi-Fineline Electronix, Inc.*	499	4,666
Newport Corp.*	244	4,324
OSI Systems, Inc.*	831	52,752
Park Electrochemical Corp.	1,088	25,622
PC Connection, Inc.	510	10,950
Plexus Corp.*	1,193	44,058
Rofin-Sinar Technologies, Inc.*	1,504	34,682
Rogers Corp.*	700	38,332
Sanmina Corp.*	4,438	92,577
ScanSource, Inc.*	1,521	52,611
Speed Commerce, Inc.*	606	1,667
SYNNEX Corp.*	1,375	88,866
Tech Data Corp.*	2,055	120,957
TTM Technologies, Inc.*	3,047	20,750
Viasystems Group, Inc.*	273	4,286
Vishay Intertechnology, Inc.	7,312	104,488
Vishay Precision Group, Inc.*	704	10,518

		3,092,512

Internet Software & Services (0.7%)
Aerohive Networks, Inc.*	325	2,606
Akamai Technologies, Inc.*	13,065	781,287
Amber Road, Inc.*	58	1,006
AOL, Inc.*	4,269	191,892
Bankrate, Inc.*	3,267	37,113
Bazaarvoice, Inc.*	1,660	12,267
Blucora, Inc.*	2,271	34,610
Dealertrack Technologies, Inc.*	466	20,229
Demand Media, Inc.*	481	4,257
Dice Holdings, Inc.*	1,396	11,698
Digital River, Inc.*	1,732	25,149
EarthLink Holdings Corp.	5,358	18,324
Everyday Health, Inc.*	54	754
Global Eagle Entertainment, Inc.*	525	5,890
IAC/InterActiveCorp.	2,344	154,470
Internap Network Services Corp.*	2,921	20,155
Intralinks Holdings, Inc.*	2,076	16,816
Limelight Networks, Inc.*	3,373	7,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Liquidity Services, Inc.*	1,320	$18,150
Millennial Media, Inc.*	4,214	7,838
Monster Worldwide, Inc.*	4,897	26,934
OPOWER, Inc.*	59	1,113
Perficient, Inc.*	666	9,983
Q2 Holdings, Inc.*	66	924
QuinStreet, Inc.*	1,959	8,130
RealNetworks, Inc.*	1,075	7,471
Reis, Inc.	395	9,318
Rightside Group Ltd.*	481	4,690
Stamps.com, Inc.*	63	2,001
TechTarget, Inc.*	871	7,482
Tremor Video, Inc.*	1,974	4,619
Trulia, Inc.*	137	6,699
YuMe, Inc.*	985	4,925

		1,466,676

IT Services (2.9%)
Acxiom Corp.*	19,100	316,105
Amdocs Ltd.	9,651	442,788
Booz Allen Hamilton Holding Corp.	222	5,195
Broadridge Financial Solutions, Inc.	9,921	413,011
CACI International, Inc., Class A*	1,261	89,871
Cardtronics, Inc.*	8,600	302,720
Ciber, Inc.*	4,272	14,653
Computer Task Group, Inc.	783	8,691
Convergys Corp.	5,384	95,943
CoreLogic, Inc.*	4,906	132,805
CSG Systems International, Inc.	1,057	27,778
Datalink Corp.*	1,099	11,682
DST Systems, Inc.	308	25,847
ExlService Holdings, Inc.*	1,004	24,508
Fidelity National Information Services, Inc.	8,168	459,858
Genpact Ltd.*	7,631	124,538
Global Cash Access Holdings, Inc.*	3,522	23,773
Hackett Group, Inc.	978	5,829
Higher One Holdings, Inc.*	1,148	2,836
iGATE Corp.*	13,500	495,720
Leidos Holdings, Inc.	30,335	1,041,401
ManTech International Corp., Class A	1,303	35,116
ModusLink Global Solutions, Inc.*	1,780	6,355
MoneyGram International, Inc.*	1,587	19,901
PRGX Global, Inc.*	1,489	8,726
Sapient Corp.*	20,672	289,408
Science Applications International Corp.	15,365	679,594
ServiceSource International, Inc.*	3,800	12,274
Sykes Enterprises, Inc.*	1,939	38,741
TeleTech Holdings, Inc.*	471	11,577
Total System Services, Inc.	2,062	63,840
Unisys Corp.*	1,071	25,072
Vantiv, Inc., Class A*	35,835	1,107,302

		6,363,458

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	175	3,288
Alpha & Omega Semiconductor Ltd.*	1,186	11,148
Amkor Technology, Inc.*	2,267	19,065
Audience, Inc.*	800	5,920
Axcelis Technologies, Inc.*	5,658	11,259
Brooks Automation, Inc.	3,317	34,862
Cabot Microelectronics Corp.*	209	8,663
Cascade Microtech, Inc.*	639	6,473
CEVA, Inc.*	1,176	15,805
Cirrus Logic, Inc.*	2,362	49,248
Cohu, Inc.	1,275	15,262
Cree, Inc.*	2,980	122,031
Diodes, Inc.*	638	15,261
DSP Group, Inc.*	1,130	10,023
Entegris, Inc.*	3,351	38,537
Entropic Communications, Inc.*	4,324	11,502
Exar Corp.*	1,851	16,566
Fairchild Semiconductor International, Inc.*	6,673	103,632
First Solar, Inc.*	3,940	259,291
FormFactor, Inc.*	2,955	21,187
Freescale Semiconductor Ltd.*	391	7,636
Integrated Device Technology, Inc.*	1,916	30,560
Integrated Silicon Solution, Inc.	1,612	22,149
International Rectifier Corp.*	3,816	149,740
Intersil Corp., Class A	6,903	98,092
IXYS Corp.	1,274	13,377
Kopin Corp.*	3,486	11,852
Lam Research Corp.	3,000	224,100
Linear Technology Corp.	7,218	320,407
Marvell Technology Group Ltd.	47,200	636,256
Microsemi Corp.*	1,653	42,003
MKS Instruments, Inc.	2,867	95,700
Nanometrics, Inc.*	597	9,015
NVE Corp.*	151	9,746
OmniVision Technologies, Inc.*	3,029	80,147
ON Semiconductor Corp.*	11,601	103,713
Peregrine Semiconductor Corp.*	1,516	18,753
Pericom Semiconductor Corp.*	1,179	11,483
Photronics, Inc.*	3,290	26,485
PMC-Sierra, Inc.*	6,373	47,543
QuickLogic Corp.*	205	613
Rubicon Technology, Inc.*	1,342	5,704
Rudolph Technologies, Inc.*	1,561	14,127
Silicon Image, Inc.*	2,049	10,327
Silicon Laboratories, Inc.*	728	29,586
SunEdison, Inc.*	9,759	184,250
SunPower Corp.*	2,250	76,230
Synaptics, Inc.*	6,403	468,700
Teradyne, Inc.	9,791	189,847
Tessera Technologies, Inc.	1,165	30,966
Ultra Clean Holdings, Inc.*	1,119	10,015
Ultratech, Inc.*	1,233	28,051
Veeco Instruments, Inc.*	2,160	75,492
Xcerra Corp.*	1,672	16,369

		3,878,057

Software (1.5%)
A10 Networks, Inc.*	79	720
Actuate Corp.*	2,516	9,812
ANSYS, Inc.*	3,824	289,362
Bottomline Technologies de, Inc.*	360	9,932
Cinedigm Corp., Class A*	3,136	4,861
Compuware Corp.	11,874	125,983
Covisint Corp.*	371	1,540
Ebix, Inc.	84,700	1,201,046
EnerNOC, Inc.*	1,120	18,995
Epiq Systems, Inc.	1,554	27,288
ePlus, Inc.*	260	14,573
FireEye, Inc.*	885	27,046
Globant S.A.*	92	1,294
Glu Mobile, Inc.*	507	2,621
Infoblox, Inc.*	427	6,298
Informatica Corp.*	595	20,373
Mentor Graphics Corp.	5,175	106,062
MobileIron, Inc.*	153	1,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Model N, Inc.*	308	$3,037
Nuance Communications, Inc.*	14,085	217,120
Paycom Software, Inc.*	361	5,978
Progress Software Corp.*	2,742	65,561
QAD, Inc., Class A	49	912
Rosetta Stone, Inc.*	1,179	9,491
Rovi Corp.*	22,727	448,745
Sapiens International Corp. N.V.*	1,150	8,510
SeaChange International, Inc.*	1,730	12,041
Silver Spring Networks, Inc.*	123	1,187
Synopsys, Inc.*	8,310	329,866
Take-Two Interactive Software, Inc.*	4,154	95,833
TeleCommunication Systems, Inc., Class A*	2,672	7,455
Telenav, Inc.*	1,512	10,130
TiVo, Inc.*	4,078	52,178
TubeMogul, Inc.*	99	1,139
Varonis Systems, Inc.*	26	549
Verint Systems, Inc.*	164	9,120
Vringo, Inc.*	677	640
Zendesk, Inc.*	57	1,231
Zynga, Inc., Class A*	38,696	104,479

		3,254,712

Technology Hardware, Storage & Peripherals (0.3%)
Eastman Kodak Co.*	972	21,355
Intevac, Inc.*	1,277	8,518
Lexmark International, Inc., Class A	3,305	140,462
NCR Corp.*	8,148	272,225
QLogic Corp.*	4,668	42,759
Quantum Corp.*	7,028	8,152
Stratasys Ltd.*	1,145	138,293

		631,764

Total Information Technology		20,587,300

Materials (5.3%)
Chemicals (1.3%)
A. Schulman, Inc.	1,189	42,994
Advanced Emissions Solutions, Inc.*	51	1,085
Albemarle Corp.	9,330	549,537
American Vanguard Corp.	1,564	17,517
Ashland, Inc.	4,185	435,658
Axiall Corp.	3,749	134,252
Cabot Corp.	3,221	163,530
Chase Corp.	21	654
Cytec Industries, Inc.	3,376	159,651
FutureFuel Corp.	945	11,236
Hawkins, Inc.	490	17,620
Huntsman Corp.	3,220	83,688
Innophos Holdings, Inc.	482	26,553
Innospec, Inc.	1,010	36,259
Intrepid Potash, Inc.*	3,026	46,752
KMG Chemicals, Inc.	467	7,603
Kraton Performance Polymers, Inc.*	1,770	31,524
Kronos Worldwide, Inc.	979	13,491
Landec Corp.*	1,448	17,738
LSB Industries, Inc.*	1,042	37,210
Minerals Technologies, Inc.	1,342	82,815
Olin Corp.	4,229	106,782
OM Group, Inc.	1,745	45,283
Quaker Chemical Corp.	202	14,481
Rayonier Advanced Materials, Inc.	2,011	66,182
Rockwood Holdings, Inc.	3,640	278,278
RPM International, Inc.	527	24,126
Sensient Technologies Corp.	2,487	130,194
Stepan Co.	539	23,921
Taminco Corp.*	255	6,655
Trecora Resources*	171	2,117
Tredegar Corp.	1,335	24,577
Trinseo S.A.*	473	7,440
Tronox Ltd., Class A	3,300	85,965
W.R. Grace & Co.*	576	52,381
Zep, Inc.	877	12,296

		2,798,045

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	7	407

Containers & Packaging (2.1%)
AEP Industries, Inc.*	28	1,060
AptarGroup, Inc.	2,717	164,922
Avery Dennison Corp.	3,317	148,104
Bemis Co., Inc.	5,417	205,954
Berry Plastics Group, Inc.*	15,898	401,266
Greif, Inc., Class A	1,702	74,565
Owens-Illinois, Inc.*	3,558	92,686
Rock-Tenn Co., Class A	17,601	837,456
Sealed Air Corp.	69,438	2,421,997
Sonoco Products Co.	5,497	215,977
UFP Technologies, Inc.*	351	7,715

		4,571,702

Metals & Mining (1.8%)
A.M. Castle & Co.*	961	8,207
African Barrick Gold plc.	151,081	535,896
AK Steel Holding Corp.*	9,485	75,975
Allegheny Technologies, Inc.	18,913	701,672
Allied Nevada Gold Corp.*	5,661	18,738
Ampco-Pittsburgh Corp.	439	8,780
Carpenter Technology Corp.	3,132	141,410
Century Aluminum Co.*	2,775	72,067
Cliffs Natural Resources, Inc.	8,213	85,251
Coeur Mining, Inc.*	4,084	20,257
Commercial Metals Co.	6,337	108,173
Handy & Harman Ltd.*	180	4,727
Haynes International, Inc.	609	28,008
Hecla Mining Co.	18,238	45,230
Horsehead Holding Corp.*	2,359	38,994
Kaiser Aluminum Corp.	956	72,866
Materion Corp.	664	20,365
Molycorp, Inc.*	10,232	12,176
Noranda Aluminum Holding Corp.	2,396	10,830
Olympic Steel, Inc.	409	8,413
Reliance Steel & Aluminum Co.	11,321	774,356
Royal Gold, Inc.	3,461	224,757
RTI International Metals, Inc.*	1,555	38,346
Ryerson Holding Corp.*	465	5,952
Schnitzer Steel Industries, Inc., Class A	1,369	32,924
Steel Dynamics, Inc.	12,884	291,307
Stillwater Mining Co.*	385	5,787
SunCoke Energy, Inc.*	1,138	25,548
Tahoe Resources, Inc.*	3,793	76,998
TimkenSteel Corp.	2,053	95,444
United States Steel Corp.	7,757	303,842
Universal Stainless & Alloy Products, Inc.*	395	10,412
Walter Energy, Inc.	2,338	5,471

		3,909,179

Paper & Forest Products (0.1%)
Domtar Corp.	3,425	120,320
Louisiana-Pacific Corp.*	7,541	102,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Neenah Paper, Inc.	423	$22,622
P.H. Glatfelter Co.	1,402	30,774
Resolute Forest Products, Inc.*	3,474	54,333
Schweitzer-Mauduit International, Inc.	1,379	56,967
Wausau Paper Corp.	32	254

		387,752

Total Materials		11,667,085

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	3,351	22,385
Atlantic Tele-Network, Inc.	492	26,519
Cincinnati Bell, Inc.*	8,384	28,254
Consolidated Communications Holdings, Inc.	800	20,040
FairPoint Communications, Inc.*	194	2,943
Frontier Communications Corp.	53,890	350,824
Globalstar, Inc.*	14,588	53,392
Hawaiian Telcom Holdco, Inc.*	561	14,412
IDT Corp., Class B	51	819
inContact, Inc.*	330	2,869
Intelsat S.A.*	1,046	17,928
Iridium Communications, Inc.*	4,369	38,666
Lumos Networks Corp.	136	2,210
magicJack VocalTec Ltd.*	74	729
ORBCOMM, Inc.*	2,349	13,507
Premiere Global Services, Inc.*	2,197	26,298
Vonage Holdings Corp.*	9,324	30,583
Windstream Holdings, Inc.	2,193	23,640

		676,018

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,253	8,934
Leap Wireless International, Inc.(b)*	2,407	6,065
NTELOS Holdings Corp.	567	6,033
Shenandoah Telecommunications Co.	191	4,739
Spok Holdings, Inc.	1,186	15,430
Telephone & Data Systems, Inc.	4,646	111,318
U.S. Cellular Corp.*	688	24,410

		176,929

Total Telecommunication Services		852,947

Utilities (5.4%)
Electric Utilities (1.9%)
ALLETE, Inc.	2,276	101,032
Cleco Corp.	6,189	298,000
El Paso Electric Co.	2,118	77,413
Empire District Electric Co.	2,307	55,714
Great Plains Energy, Inc.	8,337	201,505
Hawaiian Electric Industries, Inc.	5,489	145,733
IDACORP, Inc.	2,669	143,085
ITC Holdings Corp.	23,224	827,471
MGE Energy, Inc.	1,818	67,739
NRG Yield, Inc., Class A	1,281	60,271
OGE Energy Corp.	10,688	396,632
Otter Tail Corp.	1,924	51,313
Pepco Holdings, Inc.	13,524	361,902
Pinnacle West Capital Corp.	5,957	325,491
PNM Resources, Inc.	4,195	104,497
Portland General Electric Co.	19,970	641,436
Spark Energy, Inc., Class A*	145	2,519
UIL Holdings Corp.	3,052	108,041
Unitil Corp.	700	21,763
Westar Energy, Inc.	6,949	237,100

		4,228,657

Gas Utilities (1.4%)
AGL Resources, Inc.	6,442	330,732
Atmos Energy Corp.	5,409	258,009
Chesapeake Utilities Corp.	773	32,203
Laclede Group, Inc.	2,316	107,462
National Fuel Gas Co.	4,520	316,355
New Jersey Resources Corp.	2,276	114,961
Northwest Natural Gas Co.	1,462	61,769
ONE Gas, Inc.	2,824	96,722
Piedmont Natural Gas Co., Inc.	4,187	140,390
Questar Corp.	9,409	209,727
South Jersey Industries, Inc.	1,767	94,287
Southwest Gas Corp.	2,486	120,770
UGI Corp.	29,876	1,018,473
WGL Holdings, Inc.	2,797	117,810

		3,019,670

Independent Power and Renewable Electricity Producers (0.1%)
Abengoa Yield plc*	1,451	51,627
Atlantic Power Corp.	6,638	15,798
Dynegy, Inc.*	5,363	154,776
Ormat Technologies, Inc.	573	15,053
TerraForm Power, Inc., Class A*	768	22,164

		259,418

Multi-Utilities (1.3%)
Alliant Energy Corp.	5,971	330,853
Avista Corp.	3,202	97,757
Black Hills Corp.	2,362	113,093
CMS Energy Corp.	28,567	847,297
Integrys Energy Group, Inc.	4,305	279,050
MDU Resources Group, Inc.	10,307	286,638
NorthWestern Corp.	2,091	94,848
SCANA Corp.	7,643	379,169
TECO Energy, Inc.	12,631	219,527
Vectren Corp.	4,450	177,555

		2,825,787

Water Utilities (0.7%)
American States Water Co.	1,902	57,859
American Water Works Co., Inc.	20,980	1,011,865
Aqua America, Inc.	9,537	224,406
Artesian Resources Corp., Class A	393	7,915
California Water Service Group	2,616	58,703
Connecticut Water Service, Inc.	561	18,233
Middlesex Water Co.	827	16,209
SJW Corp.	658	17,680
York Water Co.	193	3,860

		1,416,730

Total Utilities		11,750,262

Total Common Stocks (96.7%)
(Cost $176,002,836)		210,234,757

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16(b)*† (Cost $—)	458	—

Total Investments (96.7%)
(Cost $176,002,836)		210,234,757
Other Assets Less Liabilities (3.3%)		7,127,909

Net Assets (100%)		$217,362,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.
†	Securities (totaling $5,083 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2014, the market value of these securities amounted to $5,083 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

At September 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

					Unrealized
	Number of	Expiration	Original	Value at	Appreciation/
	Contracts	Date	Value	9/30/2014	(Depreciation)
Purchases
Russell 2000 Mini Index	5	December-14	$577,153	$548,300	$(28,853)
S&P MidCap 400 E-Mini Index	15	December-14	2,135,525	2,048,100	(87,425)

					$(116,278)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

		Level 2
		Significant other	Level 3
		observable inputs	Significant unobservable
		(including quoted prices	inputs (including the
	Level 1	for similar securities,	Portfolio’s own
	Quoted prices in active	interest rates,	assumptions in
	markets for identical	prepayment speeds,	determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$27,148,773	$—	$—		$27,148,773
Consumer Staples	8,664,079	—	—		8,664,079
Energy	13,437,867	—	5,083		13,442,950
Financials	75,170,647	—	—		75,170,647
Health Care	14,652,606	—	—		14,652,606
Industrials	26,298,108	—	—		26,298,108
Information Technology	20,587,300	—	—	(a)	20,587,300
Materials	11,131,189	535,896	—		11,667,085
Telecommunication Services	846,882	6,065	—		852,947
Utilities	11,750,262	—	—		11,750,262
Warrants
Energy	—	—	—	(a)	—

Total Assets	$209,687,713	$541,961	$5,083		$210,234,757

Liabilities:
Futures	$(116,278)	$—	$—		$(116,278)

Total Liabilities	$(116,278)	$—	$—		$(116,278)

Total	$209,571,435	$541,961	$5,083		$210,118,479

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,615,478
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,688,653

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,548,010
Aggregate gross unrealized depreciation	(9,301,124)

Net unrealized appreciation	$34,246,886

Federal income tax cost of investments	$175,987,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (5.1%)
Automobiles (1.6%)
Tesla Motors, Inc.*	50,134	$12,166,519

Household Durables (0.3%)
Harman International Industries, Inc.	24,275	2,379,921

Internet & Catalog Retail (3.2%)
Amazon.com, Inc.*	35,842	11,556,895
Expedia, Inc.	5,906	517,484
Groupon, Inc.*	24,355	162,691
HomeAway, Inc.*	5,048	179,204
JD.com, Inc. (ADR)*	20,217	522,003
Netflix, Inc.*	9,616	4,338,547
Priceline Group, Inc.*	4,456	5,162,632
Shutterfly, Inc.*	2,200	107,228
TripAdvisor, Inc.*	6,376	582,894
Vipshop Holdings Ltd. (ADR)*	7,685	1,452,542

		24,582,120

Total Consumer Discretionary		39,128,560

Financials (0.2%)
Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp. (REIT)	14,825	1,388,064

Total Financials		1,388,064

Health Care (0.3%)
Health Care Technology (0.3%)
M3, Inc.	72,400	1,161,833
Veeva Systems, Inc., Class A*	56,455	1,590,337

Total Health Care		2,752,170

Industrials (1.2%)
Construction & Engineering (0.4%)
Quanta Services, Inc.*	84,395	3,062,695

Electrical Equipment (0.5%)
Nidec Corp.	58,300	3,944,253

Professional Services (0.3%)
Equifax, Inc.	14,930	1,115,868
Huron Consulting Group, Inc.*	16,515	1,006,920
WageWorks, Inc.*	8,600	391,558

		2,514,346

Total Industrials		9,521,294

Information Technology (70.9%)
Communications Equipment (4.9%)
ADTRAN, Inc.	3,200	65,696
ARRIS Group, Inc.*	7,607	215,696
Aruba Networks, Inc.*	55,200	1,191,216
Brocade Communications Systems, Inc.	24,700	268,489
Ciena Corp.*	5,800	96,976
Cisco Systems, Inc.	487,280	12,264,838
CommScope Holding Co., Inc.*	4,746	113,477
EchoStar Corp., Class A*	2,400	117,024
F5 Networks, Inc.*	56,795	6,743,838
Finisar Corp.*	5,400	89,802
Harris Corp.	6,100	405,040
Infinera Corp.*	6,800	72,556
InterDigital, Inc.	2,300	91,586
Ixia*	3,500	31,990
JDS Uniphase Corp.*	13,400	171,520
Juniper Networks, Inc.	23,200	513,880
Motorola Solutions, Inc.	13,042	825,298
NETGEAR, Inc.*	2,100	65,625
Palo Alto Networks, Inc.*	33,500	3,286,350
Plantronics, Inc.	2,500	119,450
Polycom, Inc.*	7,962	97,813
QUALCOMM, Inc.	134,170	10,031,891
Riverbed Technology, Inc.*	9,328	172,988
ViaSat, Inc.*	2,500	137,800

		37,190,839

Electronic Equipment, Instruments & Components (2.4%)
AAC Technologies Holdings, Inc.	149,000	865,426
Amphenol Corp., Class A	9,007	899,439
Anixter International, Inc.	1,600	135,744
Arrow Electronics, Inc.*	22,155	1,226,279
Avnet, Inc.	7,900	327,850
AVX Corp.	2,800	37,184
Belden, Inc.	2,600	166,452
Benchmark Electronics, Inc.*	3,000	66,630
CDW Corp.	101,822	3,161,573
Celestica, Inc.*	9,600	97,440
Cognex Corp.*	5,000	201,350
Coherent, Inc.*	1,500	92,055
Corning, Inc.	75,200	1,454,368
Delta Electronics, Inc.	81,000	511,251
Dolby Laboratories, Inc., Class A*	2,763	115,466
FEI Co.	2,500	188,550
Flextronics International Ltd.*	138,230	1,426,534
FLIR Systems, Inc.	8,308	260,373
Ingram Micro, Inc., Class A*	9,000	232,290
InvenSense, Inc.*	4,261	84,069
IPG Photonics Corp.*	1,900	130,682
Itron, Inc.*	2,300	90,413
Jabil Circuit, Inc.	11,500	231,955
Keyence Corp.	700	304,221
Knowles Corp.*	4,924	130,486
Littelfuse, Inc.	1,300	110,734
Murata Manufacturing Co., Ltd.	10,700	1,216,585
National Instruments Corp.	5,600	173,208
Omron Corp.	8,100	367,796
OSI Systems, Inc.*	1,100	69,828
Plexus Corp.*	1,900	70,167
Sanmina Corp.*	4,800	100,128
Sunny Optical Technology Group Co., Ltd.	783,000	1,161,666
SYNNEX Corp.*	1,600	103,408
TDK Corp.	8,800	491,051
TE Connectivity Ltd.	23,528	1,300,863
Tech Data Corp.*	2,200	129,492
Trimble Navigation Ltd.*	15,100	460,550
Universal Display Corp.*	2,300	75,072
Vishay Intertechnology, Inc.	7,400	105,746
Zebra Technologies Corp., Class A*	2,900	205,813

		18,580,187

Internet Software & Services (13.5%)
Akamai Technologies, Inc.*	94,105	5,627,479
Alibaba Group Holding Ltd. (ADR)*	29,070	2,582,870
AOL, Inc.*	4,649	208,973
Baidu, Inc. (ADR)*	13,212	2,883,255
Bankrate, Inc.*	3,276	37,215
Conversant, Inc.*	3,600	123,300
Cornerstone OnDemand, Inc.*	2,792	96,073
CoStar Group, Inc.*	1,900	295,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dealertrack Technologies, Inc.*	2,500	$108,525
Demandware, Inc.*	1,836	93,489
eBay, Inc.*	89,220	5,052,529
Equinix, Inc.*	3,060	650,189
Facebook, Inc., Class A*	358,185	28,310,942
Google, Inc., Class A*	28,013	16,483,129
Google, Inc., Class C*	36,402	21,017,059
IAC/InterActiveCorp.	4,400	289,960
j2 Global, Inc.	2,600	128,336
LinkedIn Corp., Class A*	5,978	1,242,169
NetEase, Inc. (ADR)	22,980	1,968,467
NIC, Inc.	3,600	61,992
Pandora Media, Inc.*	79,560	1,922,170
Rackspace Hosting, Inc.*	6,700	218,085
Renren, Inc. (ADR)*	878	3,020
Shutterstock, Inc.*	898	64,099
Tencent Holdings Ltd.	170,400	2,534,653
Trulia, Inc.*	1,925	94,132
Twitter, Inc.*	82,150	4,237,297
VeriSign, Inc.*	6,500	358,280
Web.com Group, Inc.*	2,722	54,331
WebMD Health Corp.*	2,082	87,048
Xoom Corp.*	10,885	238,926
Yahoo!, Inc.*	93,190	3,797,492
Yelp, Inc.*	36,353	2,481,092
Zillow, Inc., Class A*	1,491	172,941

		103,525,043

IT Services (8.4%)
Accenture plc, Class A	57,633	4,686,716
Acxiom Corp.*	4,200	69,510
Alliance Data Systems Corp.*	14,781	3,669,679
Automatic Data Processing, Inc.	41,461	3,444,580
Booz Allen Hamilton Holding Corp.	4,237	99,146
Broadridge Financial Solutions, Inc.	7,000	291,410
CACI International, Inc., Class A*	1,400	99,778
Cardtronics, Inc.*	14,890	524,128
CGI Group, Inc., Class A*	16,000	540,320
Cognizant Technology Solutions Corp., Class A*	83,821	3,752,666
Computer Sciences Corp.	49,350	3,017,752
Convergys Corp.	5,600	99,792
CoreLogic, Inc.*	5,500	148,885
DST Systems, Inc.	2,000	167,840
EPAM Systems, Inc.*	1,467	64,240
Euronet Worldwide, Inc.*	11,665	557,470
EVERTEC, Inc.	25,973	580,237
Fidelity National Information Services, Inc.	16,550	931,765
Fiserv, Inc.*	43,300	2,798,696
FleetCor Technologies, Inc.*	4,375	621,775
Gartner, Inc.*	5,200	382,044
Genpact Ltd.*	64,809	1,057,683
Global Payments, Inc.	3,900	272,532
Heartland Payment Systems, Inc.	30,635	1,461,902
iGATE Corp.*	2,100	77,112
International Business Machines Corp.	53,584	10,171,851
Jack Henry & Associates, Inc.	4,900	272,734
Leidos Holdings, Inc.	3,625	124,446
ManTech International Corp., Class A	1,400	37,730
MasterCard, Inc., Class A	92,890	6,866,429
MAXIMUS, Inc.	4,000	160,520
NeuStar, Inc., Class A*	3,254	80,797
Paychex, Inc.	18,700	826,540
QIWI plc (ADR)	2,015	63,654
Sapient Corp.*	6,600	92,400
Science Applications International Corp.	2,362	104,471
Syntel, Inc.*	900	79,146
TeleTech Holdings, Inc.*	900	22,122
Teradata Corp.*	9,095	381,262
Total System Services, Inc.	9,500	294,120
Unisys Corp.*	2,700	63,207
Vantiv, Inc., Class A*	8,631	266,698
VeriFone Systems, Inc.*	6,600	226,908
Visa, Inc., Class A	60,967	13,008,529
Western Union Co.	31,300	502,052
WEX, Inc.*	7,598	838,211
Xerox Corp.	62,754	830,235

		64,731,720

Semiconductors & Semiconductor Equipment (12.5%)
Advanced Micro Devices, Inc.*	37,500	127,875
Altera Corp.	18,000	644,040
Amkor Technology, Inc.*	7,800	65,598
Analog Devices, Inc.	18,200	900,718
Applied Materials, Inc.	122,250	2,641,822
ARM Holdings plc	28,728	421,946
ASM Pacific Technology Ltd.	52,900	523,560
ASML Holding N.V.	10,880	1,075,162
Atmel Corp.*	23,500	189,880
Avago Technologies Ltd.	113,590	9,882,330
Broadcom Corp., Class A	93,285	3,770,580
Cabot Microelectronics Corp.*	1,400	58,030
Cavium, Inc.*	3,060	152,174
Cirrus Logic, Inc.*	3,800	79,230
Cree, Inc.*	7,145	292,588
Cypress Semiconductor Corp.*	8,926	88,144
Diodes, Inc.*	2,200	52,624
Entegris, Inc.*	7,600	87,400
Fairchild Semiconductor International, Inc.*	7,000	108,710
First Solar, Inc.*	4,300	282,983
Freescale Semiconductor Ltd.*	125,266	2,446,445
GT Advanced Technologies, Inc.*	7,899	85,546
Integrated Device Technology, Inc.*	8,200	130,790
Intel Corp.	437,851	15,245,972
International Rectifier Corp.*	11,315	444,001
Intersil Corp., Class A	7,100	100,891
KLA-Tencor Corp.	9,600	756,288
Lam Research Corp.	104,245	7,787,101
Linear Technology Corp.	13,600	603,704
Marvell Technology Group Ltd.	24,400	328,912
Maxim Integrated Products, Inc.	16,200	489,888
MediaTek, Inc.	322,000	4,768,684
Microchip Technology, Inc.	11,600	547,868
Micron Technology, Inc.*	350,210	11,998,195
Microsemi Corp.*	5,600	142,296
MKS Instruments, Inc.	10,160	339,141
Monolithic Power Systems, Inc.	2,000	88,100
NVIDIA Corp.	29,700	547,965
NXP Semiconductor N.V.*	71,260	4,876,322
OmniVision Technologies, Inc.*	3,068	81,179
ON Semiconductor Corp.*	24,841	222,078
PMC-Sierra, Inc.*	11,200	83,552
Power Integrations, Inc.	10,800	582,228
Rambus, Inc.*	6,700	83,616
RF Micro Devices, Inc.*	16,600	191,564
Semtech Corp.*	3,900	105,885
Silicon Laboratories, Inc.*	8,000	325,120
SK Hynix, Inc. (GDR)*	88,299	3,911,849
Skyworks Solutions, Inc.	115,190	6,686,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Spansion, Inc., Class A*	3,500	$79,765
SunEdison Semiconductor Ltd.*	9,400	181,890
SunEdison, Inc.*	14,302	270,022
SunPower Corp.*	73,269	2,482,354
Synaptics, Inc.*	2,000	146,400
Taiwan Semiconductor Manufacturing Co., Ltd.	300,000	1,183,451
Teradyne, Inc.	11,500	222,985
Tessera Technologies, Inc.	2,600	69,108
Texas Instruments, Inc.	104,790	4,997,435
TriQuint Semiconductor, Inc.*	9,900	188,793
Veeco Instruments, Inc.*	2,200	76,890
Xilinx, Inc.	15,600	660,660

		96,007,106

Software (14.4%)
ACI Worldwide, Inc.*	6,300	118,188
Activision Blizzard, Inc.	270,035	5,614,028
Adobe Systems, Inc.*	27,300	1,888,887
Advent Software, Inc.	2,400	75,744
ANSYS, Inc.*	5,400	408,618
Aspen Technology, Inc.*	68,343	2,577,898
Autodesk, Inc.*	46,990	2,589,149
Blackbaud, Inc.	2,700	106,083
CA, Inc.	18,500	516,890
Cadence Design Systems, Inc.*	32,290	555,711
Citrix Systems, Inc.*	9,400	670,596
CommVault Systems, Inc.*	2,600	131,040
Compuware Corp.	13,000	137,930
Concur Technologies, Inc.*	2,700	342,414
Electronic Arts, Inc.*	18,200	648,102
FactSet Research Systems, Inc.	2,300	279,519
Fair Isaac Corp.	1,900	104,690
FireEye, Inc.*	106,010	3,239,666
Fortinet, Inc.*	7,800	197,067
Guidewire Software, Inc.*	3,985	176,695
Informatica Corp.*	15,395	527,125
Intuit, Inc.	59,950	5,254,617
Manhattan Associates, Inc.*	4,400	147,048
Mavenir Systems, Inc.*	29,472	370,168
Mentor Graphics Corp.	5,600	114,772
Microsoft Corp.	1,170,300	54,255,108
MicroStrategy, Inc., Class A*	500	65,420
NetScout Systems, Inc.*	2,100	96,180
NetSuite, Inc.*	2,000	179,080
Nuance Communications, Inc.*	15,300	235,849
Open Text Corp.	6,968	386,167
Oracle Corp.	265,730	10,172,144
Pegasystems, Inc.	2,000	38,220
Progress Software Corp.*	2,904	69,435
PTC, Inc.*	6,962	256,898
Qlik Technologies, Inc.*	4,900	132,496
RealPage, Inc.*	2,900	44,950
Red Hat, Inc.*	10,900	612,035
Rovi Corp.*	5,327	105,182
Salesforce.com, Inc.*	67,795	3,900,246
ServiceNow, Inc.*	125,694	7,388,293
SolarWinds, Inc.*	3,700	155,585
Solera Holdings, Inc.	3,869	218,057
Splunk, Inc.*	6,848	379,105
SS&C Technologies Holdings, Inc.*	3,900	171,171
Symantec Corp.	39,800	935,698
Synchronoss Technologies, Inc.*	2,100	96,138
Synopsys, Inc.*	8,900	353,285
Tableau Software, Inc., Class A*	24,266	1,762,925
Take-Two Interactive Software, Inc.*	4,400	101,508
TIBCO Software, Inc.*	8,900	210,307
TiVo, Inc.*	6,900	88,286
Tyler Technologies, Inc.*	1,900	167,960
Ultimate Software Group, Inc.*	1,618	228,963
Verint Systems, Inc.*	3,469	192,911
VirnetX Holding Corp.*	2,700	16,200
VMware, Inc., Class A*	5,000	469,200
Zynga, Inc., Class A*	38,072	102,794

		110,380,441

Technology Hardware, Storage & Peripherals (14.8%)
3D Systems Corp.*	5,900	273,583
Advantech Co., Ltd.	117,628	831,375
Apple, Inc.	579,773	58,412,130
BlackBerry Ltd.*	29,152	289,771
Diebold, Inc.	3,800	134,216
Electronics for Imaging, Inc.*	2,700	119,259
EMC Corp.	224,065	6,556,142
Hewlett-Packard Co.	383,395	13,599,021
Lenovo Group Ltd.	1,314,170	1,956,484
Lexmark International, Inc., Class A	3,500	148,750
NCR Corp.*	9,700	324,077
NEC Corp.	154,000	532,172
NetApp, Inc.	18,478	793,815
Nimble Storage, Inc.*	9,300	241,521
QLogic Corp.*	5,000	45,800
SanDisk Corp.	100,735	9,866,993
Seagate Technology plc	127,310	7,291,044
Stratasys Ltd.*	6,325	763,934
TCL Communication Technology Holdings Ltd.	406,000	487,314
Western Digital Corp.	108,745	10,583,063

		113,250,464

Total Information Technology		543,665,800

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A*	12,070	1,338,563

Total Telecommunication Services		1,338,563

Total Common Stocks (77.9%)
(Cost $366,048,890)		597,794,451

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.7%)
iShares® North American Tech ETF‡	373,950	36,566,701
Technology Select Sector SPDR® Fund	1,369,600	54,660,736
Vanguard Information Technology Index ETF	597,900	59,837,832

Total Investment Companies (19.7%)
(Cost $84,063,826)		151,065,269

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Information Technology (0.1%)
Internet Software & Services (0.1%)
NAVER Corp., expiring 1/28/21* (Cost $433,400)	640	485,607

Total Investments (97.7%)
(Cost $450,546,116)		749,345,327
Other Assets Less Liabilities (2.3%)		17,679,641

Net Assets (100%)		$767,024,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2014, were as follows:

	Value			Value
	December 31,	Purchases	Sales	September 30,	Dividend	Realized
Securities	2013	at Cost	at Cost	2014	Income	Gain (Loss)†
iShares® North American Tech ETF*	$28,539,489	$5,034,621	$—	$36,566,701	$210,850	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
*	Not affiliated as of September 30, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 Quoted prices in active markets for identical	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair
Investment Type	securities	credit risk, etc.)	value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,748,639	$2,379,921	$—	$39,128,560
Financials	1,388,064	—	—	1,388,064
Health Care	1,590,337	1,161,833	—	2,752,170
Industrials	5,577,041	3,944,253	—	9,521,294
Information Technology	521,596,316	22,069,484	—	543,665,800
Telecommunication Services	1,338,563	—	—	1,338,563
Investment Companies
Exchange Traded Funds (ETFs)	151,065,269	—	—	151,065,269
Warrants
Information Technology	—	485,607	—	485,607

Total Assets	$719,304,229	$30,041,098	$—	$749,345,327

Total Liabilities	$–	$–	$—	$—

Total	$719,304,229	$30,041,098	$—	$749,345,327

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Investment security transactions for the nine months ended September 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$304,117,563
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$355,976,945

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,307,769
Aggregate gross unrealized depreciation	(3,935,696)

Net unrealized appreciation	$283,372,073

Federal income tax cost of investments	$465,973,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2014, is included in each Portfolio of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2014 (Unaudited)

taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Portfolio NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in common stock is the discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in asset-backed securities is comparability analysis. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2014, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
November 26, 2014

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 26, 2014